UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2016

Date of reporting period: June 30, 2015

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.96%

CHINA — 32.44%
China Construction Bank Corp. Class H	24,612,960	$22,477,734
China Life Insurance Co. Ltd. Class H	2,268,000	9,873,526
China Mobile Ltd.	1,680,000	21,507,762
China Petroleum & Chemical Corp. Class H	7,561,600	6,525,221
CNOOC Ltd.	4,788,000	6,793,636
Industrial & Commercial Bank of China Ltd. Class H	24,696,115	19,622,972
PetroChina Co. Ltd. Class H	6,384,000	7,123,024
Ping An Insurance Group Co. of China Ltd. Class H	714,000	9,642,737
Tencent Holdings Ltd.	1,604,400	32,015,360
Want Want China Holdings Ltd.	2,016,000	2,132,356

		137,714,328
HONG KONG — 21.19%
AIA Group Ltd.	3,628,800	23,754,971
BOC Hong Kong Holdings Ltd.	1,092,000	4,549,677
Cheung Kong Property Holdings Ltd.[a]	824,148	6,835,521
CK Hutchison Holdings Ltd.	824,148	12,108,333
CLP Holdings Ltd.	588,000	4,998,252
Galaxy Entertainment Group Ltd.[b]	756,000	3,013,254
Hang Seng Bank Ltd.	218,400	4,267,964
Hong Kong & China Gas Co. Ltd.	2,125,289	4,457,527
Hong Kong Exchanges and Clearing Ltd.	336,000	11,857,982
Power Assets Holdings Ltd.	378,000	3,447,201
Sands China Ltd.	739,200	2,488,616
Sun Hung Kai Properties Ltd.	504,000	8,165,365

		89,944,663
SINGAPORE — 8.58%
DBS Group Holdings Ltd.	529,200	8,131,562
Jardine Matheson Holdings Ltd.[b]	84,000	4,767,000
Keppel Corp. Ltd.	445,200	2,717,819
Oversea-Chinese Banking Corp. Ltd.[b]	823,274	6,224,233
Singapore Telecommunications Ltd.	2,360,400	7,380,085
United Overseas Bank Ltd.	420,000	7,195,989

		36,416,688
SOUTH KOREA — 18.89%
Hyundai Mobis Co. Ltd.	20,496	3,895,425
Hyundai Motor Co.	45,780	5,581,676
KB Financial Group Inc.	94,403	3,122,929
Kia Motors Corp.	82,068	3,332,898
KT&G Corp.	35,532	3,022,983
LG Chem Ltd.	13,440	3,355,632
POSCO	24,280	4,875,808
Samsung Electronics Co. Ltd.	36,117	41,056,395
Shinhan Financial Group Co. Ltd.	143,437	5,342,962
SK Hynix Inc.	173,896	6,594,469

		80,181,177
TAIWAN — 17.86%
Cathay Financial Holding Co. Ltd.	2,520,866	4,403,723
China Steel Corp.	3,780,108	3,019,970

Security	Shares	Value

Chunghwa Telecom Co. Ltd.	1,092,551	$3,484,322
CTBC Financial Holding Co. Ltd.	4,704,389	3,705,023
Delta Electronics Inc.	588,000	3,011,035
Formosa Chemicals & Fibre Corp.	1,092,804	2,628,014
Formosa Plastics Corp.	1,512,071	3,557,872
Fubon Financial Holding Co. Ltd.	2,184,000	4,346,128
Hon Hai Precision Industry Co. Ltd.	3,864,214	12,148,269
MediaTek Inc.	420,112	5,745,913
Nan Ya Plastics Corp.	1,764,510	4,140,418
Taiwan Semiconductor Manufacturing Co. Ltd.	5,628,343	25,629,396

		75,820,083

TOTAL COMMON STOCKS (Cost: $346,353,256)		420,076,939

SHORT-TERM INVESTMENTS — 0.62%

MONEY MARKET FUNDS — 0.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	2,394,701	2,394,701
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	139,645	139,645
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	118,141	118,141

		2,652,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,652,487)		2,652,487

TOTAL INVESTMENTS IN SECURITIES — 99.58% (Cost: $349,005,743)		422,729,426
Other Assets, Less Liabilities — 0.42%		1,767,784

NET ASSETS — 100.00%		$424,497,210

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

1

Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.83%

AEROSPACE & DEFENSE — 2.61%
Boeing Co. (The)	2,386,871	$331,106,746
General Dynamics Corp.	1,159,067	164,228,203
Honeywell International Inc.	2,901,274	295,842,909
L-3 Communications Holdings Inc.	305,688	34,658,905
Lockheed Martin Corp.	992,992	184,597,213
Northrop Grumman Corp.	719,226	114,090,820
Precision Castparts Corp.	513,019	102,537,108
Raytheon Co.	1,132,518	108,359,322
Rockwell Collins Inc.	490,914	45,335,908
Textron Inc.	1,030,487	45,990,635
United Technologies Corp.	3,072,665	340,850,729

		1,767,598,498
AIR FREIGHT & LOGISTICS — 0.71%
CH Robinson Worldwide Inc.	541,283	33,770,646
Expeditors International of Washington Inc.	709,930	32,731,323
FedEx Corp.	978,406	166,720,382
United Parcel Service Inc. Class B	2,575,602	249,601,590

		482,823,941
AIRLINES — 0.46%
American Airlines Group Inc.	2,571,292	102,684,546
Delta Air Lines Inc.	3,048,262	125,222,603
Southwest Airlines Co.	2,480,356	82,074,980

		309,982,129
AUTO COMPONENTS — 0.43%
BorgWarner Inc.	839,769	47,732,470
Delphi Automotive PLC	1,071,645	91,186,273
Goodyear Tire & Rubber Co. (The)	1,001,233	30,187,175
Johnson Controls Inc.	2,430,389	120,377,167

		289,483,085
AUTOMOBILES — 0.64%
Ford Motor Co.	14,754,332	221,462,523
General Motors Co.	5,010,659	167,005,265
Harley-Davidson Inc.	775,917	43,722,923

		432,190,711
BANKS — 6.18%
Bank of America Corp.	38,977,956	663,404,811
BB&T Corp.	2,712,891	109,356,636
Citigroup Inc.	11,261,036	622,059,629
Comerica Inc.	660,683	33,906,252
Fifth Third Bancorp	3,006,063	62,586,232
Huntington Bancshares Inc./OH	3,000,868	33,939,817
JPMorgan Chase & Co.	13,773,475	933,290,666
KeyCorp	3,148,470	47,290,019
M&T Bank Corp.	493,502	61,653,205
People’s United Financial Inc.	1,146,335	18,582,090
PNC Financial Services Group Inc. (The)[a]	1,922,237	183,861,969

Security	Shares	Value

Regions Financial Corp.	4,974,722	$51,538,120
SunTrust Banks Inc.	1,915,932	82,423,395
U.S. Bancorp/MN	6,580,518	285,594,481
Wells Fargo & Co.	17,391,001	978,069,896
Zions BanCorp.	754,153	23,933,045

		4,191,490,263
BEVERAGES — 2.09%
Brown-Forman Corp. Class B	578,339	57,938,001
Coca-Cola Co. (The)	14,559,381	571,164,517
Coca-Cola Enterprises Inc.	795,559	34,559,083
Constellation Brands Inc. Class A	628,820	72,955,696
Dr. Pepper Snapple Group Inc.	711,613	51,876,588
Molson Coors Brewing Co. Class B	592,402	41,355,583
Monster Beverage Corp.[b]	543,156	72,793,767
PepsiCo Inc.	5,478,288	511,343,402

		1,413,986,637
BIOTECHNOLOGY — 3.20%
Alexion Pharmaceuticals Inc.[b,c]	830,989	150,217,882
Amgen Inc.	2,821,914	433,220,237
Biogen Inc.[b]	873,058	352,663,048
Celgene Corp.[b]	2,943,707	340,689,930
Gilead Sciences Inc.	5,454,356	638,596,000
Regeneron Pharmaceuticals Inc.[b]	279,821	142,745,087
Vertex Pharmaceuticals Inc.[b]	904,666	111,708,158

		2,169,840,342
BUILDING PRODUCTS — 0.08%
Allegion PLC	355,102	21,355,834
Masco Corp.	1,288,914	34,375,337

		55,731,171
CAPITAL MARKETS — 2.33%
Affiliated Managers Group Inc.[b,c]	203,106	44,398,972
Ameriprise Financial Inc.	673,188	84,101,377
Bank of New York Mellon Corp. (The)	4,162,454	174,698,194
BlackRock Inc.[a]	471,296	163,058,990
Charles Schwab Corp. (The)	4,290,061	140,070,492
E*TRADE Financial Corp.[b]	1,075,935	32,224,253
Franklin Resources Inc.	1,447,587	70,975,191
Goldman Sachs Group Inc. (The)	1,491,165	311,340,340
Invesco Ltd.	1,598,545	59,929,452
Legg Mason Inc.	361,458	18,625,931
Morgan Stanley	5,703,090	221,222,861
Northern Trust Corp.	814,190	62,252,967
State Street Corp.	1,527,944	117,651,688
T Rowe Price Group Inc.	975,164	75,799,498

		1,576,350,206
CHEMICALS — 2.36%
Air Products & Chemicals Inc.	717,392	98,160,747
Airgas Inc.	252,222	26,680,043
CF Industries Holdings Inc.	873,481	56,147,359
Dow Chemical Co. (The)	4,022,128	205,812,290
Eastman Chemical Co.	552,941	45,241,633
Ecolab Inc.	994,613	112,460,892
EI du Pont de Nemours & Co.	3,356,665	214,658,727

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2015

Security	Shares	Value

FMC Corp.	495,557	$26,041,520
International Flavors & Fragrances Inc.	300,213	32,810,279
LyondellBasell Industries NV Class A	1,458,009	150,933,092
Monsanto Co.	1,767,027	188,347,408
Mosaic Co. (The)	1,151,877	53,965,437
PPG Industries Inc.	1,008,954	115,747,203
Praxair Inc.	1,070,061	127,925,792
Sherwin-Williams Co. (The)	293,980	80,850,380
Sigma-Aldrich Corp.	443,261	61,768,420

		1,597,551,222
COMMERCIAL SERVICES & SUPPLIES — 0.41%
ADT Corp. (The)[c]	636,355	21,362,437
Cintas Corp.	352,405	29,809,939
Pitney Bowes Inc.	749,200	15,590,852
Republic Services Inc.	925,872	36,266,406
Stericycle Inc.[b,c]	315,644	42,267,888
Tyco International PLC	1,562,654	60,130,926
Waste Management Inc.	1,580,261	73,245,098

		278,673,546
COMMUNICATIONS EQUIPMENT — 1.53%
Cisco Systems Inc.	18,876,004	518,335,070
F5 Networks Inc.[b,c]	266,982	32,131,284
Harris Corp.	457,383	35,177,326
Juniper Networks Inc.	1,304,232	33,870,905
Motorola Solutions Inc.	688,953	39,504,565
QUALCOMM Inc.	6,048,060	378,789,998

		1,037,809,148
CONSTRUCTION & ENGINEERING — 0.10%
Fluor Corp.	547,710	29,034,107
Jacobs Engineering Group Inc.[b,c]	465,437	18,906,051
Quanta Services Inc.[b]	785,896	22,649,523

		70,589,681
CONSTRUCTION MATERIALS — 0.11%
Martin Marietta Materials Inc.	230,414	32,605,885
Vulcan Materials Co.	492,359	41,323,691

		73,929,576
CONSUMER FINANCE — 0.81%
American Express Co.	3,242,270	251,989,224
Capital One Financial Corp.	2,028,024	178,405,271
Discover Financial Services	1,642,338	94,631,516
Navient Corp.	1,443,618	26,288,284

		551,314,295
CONTAINERS & PACKAGING — 0.25%
Avery Dennison Corp.	337,439	20,563,533
Ball Corp.	511,651	35,892,317
MeadWestvaco Corp.	1,240,041	58,517,535
Owens-Illinois Inc.[b,c]	596,422	13,681,921
Sealed Air Corp.	780,024	40,077,633

		168,732,939

Security	Shares	Value

DISTRIBUTORS — 0.07%
Genuine Parts Co.	564,878	$50,573,527

		50,573,527
DIVERSIFIED CONSUMER SERVICES — 0.04%
H&R Block Inc.	1,023,145	30,336,249

		30,336,249
DIVERSIFIED FINANCIAL SERVICES — 1.99%
Berkshire Hathaway Inc. Class Bb,c	6,768,794	921,300,551
CME Group Inc./IL	1,177,661	109,593,133
Intercontinental Exchange Inc.	414,759	92,744,260
Leucadia National Corp.	1,170,347	28,416,025
McGraw Hill Financial Inc.	1,015,818	102,038,918
Moody’s Corp.	660,298	71,285,772
NASDAQ OMX Group Inc. (The)	439,201	21,437,401

		1,346,816,060
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.26%
AT&T Inc.	19,273,513	684,595,182
CenturyLink Inc.	2,092,343	61,473,037
Frontier Communications Corp.	4,277,098	21,171,635
Level 3 Communications Inc.[b,c]	1,091,923	57,511,585
Verizon Communications Inc.	15,137,077	705,539,159

		1,530,290,598
ELECTRIC UTILITIES — 1.60%
American Electric Power Co. Inc.	1,818,401	96,320,701
Duke Energy Corp.	2,566,622	181,254,846
Edison International	1,209,242	67,209,670
Entergy Corp.	666,298	46,974,009
Eversource Energy	1,178,939	53,535,620
Exelon Corp.	3,196,482	100,433,464
FirstEnergy Corp.	1,566,359	50,984,986
NextEra Energy Inc.	1,648,344	161,587,162
Pepco Holdings Inc.	939,545	25,311,342
Pinnacle West Capital Corp.	411,029	23,383,440
PPL Corp.	2,479,657	73,075,492
Southern Co. (The)	3,370,987	141,244,355
Xcel Energy Inc.	1,881,411	60,543,806

		1,081,858,893
ELECTRICAL EQUIPMENT — 0.54%
AMETEK Inc.	896,401	49,104,847
Eaton Corp. PLC	1,733,620	117,002,014
Emerson Electric Co.	2,480,377	137,487,297
Rockwell Automation Inc.	499,554	62,264,410

		365,858,568
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.40%
Amphenol Corp. Class A	1,146,548	66,465,388
Corning Inc.	4,671,068	92,160,172
FLIR Systems Inc.	518,706	15,986,519
TE Connectivity Ltd.	1,509,055	97,032,236

		271,644,315

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2015

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.29%
Baker Hughes Inc.	1,613,294	$99,540,240
Cameron International Corp.[b,c]	710,416	37,204,486
Diamond Offshore Drilling Inc.[c]	248,746	6,420,134
Ensco PLC Class A	870,673	19,389,888
FMC Technologies Inc.[b,c]	857,032	35,558,258
Halliburton Co.	3,157,986	136,014,457
Helmerich & Payne Inc.	399,558	28,136,874
National Oilwell Varco Inc.	1,439,559	69,501,909
Noble Corp. PLC	899,150	13,837,918
Schlumberger Ltd.	4,712,533	406,173,219
Transocean Ltd.[c]	1,266,260	20,412,111

		872,189,494
FOOD & STAPLES RETAILING — 2.38%
Costco Wholesale Corp.	1,631,125	220,299,743
CVS Health Corp.	4,187,727	439,208,808
Kroger Co. (The)	1,819,358	131,921,649
Sysco Corp.	2,203,731	79,554,689
Wal-Mart Stores Inc.	5,856,927	415,431,832
Walgreens Boots Alliance Inc.	3,238,623	273,469,326
Whole Foods Market Inc.	1,329,742	52,445,024

		1,612,331,071
FOOD PRODUCTS — 1.67%
Archer-Daniels-Midland Co.	2,302,488	111,025,971
Campbell Soup Co.[c]	660,438	31,469,871
ConAgra Foods Inc.	1,584,983	69,295,457
General Mills Inc.	2,212,355	123,272,421
Hershey Co. (The)	544,693	48,385,079
Hormel Foods Corp.	500,462	28,211,043
JM Smucker Co. (The)	359,721	38,997,354
Kellogg Co.	929,935	58,306,924
Keurig Green Mountain Inc.	428,607	32,844,154
Kraft Foods Group Inc.	2,198,215	187,156,025
McCormick & Co. Inc./MD	474,289	38,393,695
Mead Johnson Nutrition Co.	751,709	67,819,186
Mondelez International Inc. Class A	6,037,124	248,367,281
Tyson Foods Inc. Class A	1,082,771	46,158,528

		1,129,702,989
GAS UTILITIES — 0.03%
AGL Resources Inc.	444,704	20,705,418

		20,705,418
HEALTH CARE EQUIPMENT & SUPPLIES — 2.19%
Abbott Laboratories	5,525,446	271,188,890
Baxter International Inc.	2,018,125	141,127,481
Becton Dickinson and Co.	777,133	110,080,889
Boston Scientific Corp.[b]	4,975,880	88,073,076
CR Bard Inc.	275,560	47,038,092
DENTSPLY International Inc.	518,918	26,750,223
Edwards Lifesciences Corp.[b,c]	399,199	56,857,913
Intuitive Surgical Inc.[b,c]	136,800	66,279,600
Medtronic PLC	5,289,064	391,919,642
St. Jude Medical Inc.	1,039,666	75,968,395
Stryker Corp.	1,109,526	106,037,400
Varian Medical Systems Inc.[b,c]	370,409	31,236,591
Zimmer Biomet Holdings Inc.	632,451	69,082,623

		1,481,640,815

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 2.95%
Aetna Inc.	1,296,035	$165,192,621
AmerisourceBergen Corp.	774,577	82,368,518
Anthem Inc.	981,809	161,154,129
Cardinal Health Inc.	1,227,885	102,712,580
Cigna Corp.	955,204	154,743,048
DaVita HealthCare Partners Inc.[b]	638,213	50,718,787
Express Scripts Holding Co.[b,c]	2,706,729	240,736,477
HCA Holdings Inc.[b]	1,076,429	97,653,639
Henry Schein Inc.[b,c]	310,339	44,105,379
Humana Inc.	555,907	106,333,891
Laboratory Corp. of America Holdings[b]	372,635	45,170,815
McKesson Corp.	859,389	193,199,241
Patterson Companies Inc.	317,816	15,461,748
Quest Diagnostics Inc.	533,120	38,661,863
Tenet Healthcare Corp.[b,c]	367,651	21,279,640
UnitedHealth Group Inc.	3,532,932	431,017,704
Universal Health Services Inc. Class B	338,331	48,076,835

		1,998,586,915
HEALTH CARE TECHNOLOGY — 0.12%
Cerner Corp.[b,c]	1,136,568	78,491,386

		78,491,386
HOTELS, RESTAURANTS & LEISURE — 1.75%
Carnival Corp.	1,673,894	82,673,625
Chipotle Mexican Grill Inc.[b,c]	115,241	69,719,653
Darden Restaurants Inc.	466,868	33,184,977
Marriott International Inc./MD Class A	765,353	56,934,610
McDonald’s Corp.	3,557,477	338,209,338
Royal Caribbean Cruises Ltd.	612,157	48,170,634
Starbucks Corp.	5,569,038	298,583,972
Starwood Hotels & Resorts Worldwide Inc.	634,242	51,430,684
Wyndham Worldwide Corp.	445,544	36,494,509
Wynn Resorts Ltd.	302,600	29,857,542
Yum! Brands Inc.	1,604,826	144,562,726

		1,189,822,270
HOUSEHOLD DURABLES — 0.45%
DR Horton Inc.	1,238,259	33,878,766
Garmin Ltd.	447,063	19,639,478
Harman International Industries Inc.	264,071	31,408,605
Leggett & Platt Inc.	511,445	24,897,143
Lennar Corp. Class A	663,557	33,867,949
Mohawk Industries Inc.[b]	230,578	44,017,340
Newell Rubbermaid Inc.	997,295	40,998,797
PulteGroup Inc.	1,217,249	24,527,567
Whirlpool Corp.	291,897	50,512,776

		303,748,421
HOUSEHOLD PRODUCTS — 1.75%
Clorox Co. (The)	486,853	50,642,449
Colgate-Palmolive Co.	3,155,843	206,423,691
Kimberly-Clark Corp.	1,351,348	143,202,347
Procter & Gamble Co. (The)	10,069,134	787,809,044

		1,188,077,531

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2015

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	2,532,881	$33,586,002
NRG Energy Inc.	1,237,767	28,320,109

		61,906,111
INDUSTRIAL CONGLOMERATES — 2.39%
3M Co.	2,354,322	363,271,885
Danaher Corp.	2,285,568	195,621,765
General Electric Co.	37,396,230	993,617,831
Roper Technologies Inc.	373,080	64,341,377

		1,616,852,858
INSURANCE — 2.73%
ACE Ltd.	1,212,123	123,248,667
Aflac Inc.	1,610,338	100,163,024
Allstate Corp. (The)	1,518,034	98,474,866
American International Group Inc.	4,948,832	305,936,794
Aon PLC	1,045,648	104,230,193
Assurant Inc.	251,480	16,849,160
Chubb Corp. (The)	852,710	81,126,829
Cincinnati Financial Corp.	549,161	27,556,899
Genworth Financial Inc. Class Ab	1,840,069	13,929,322
Hartford Financial Services Group Inc. (The)	1,558,548	64,788,840
Lincoln National Corp.	939,099	55,613,443
Loews Corp.	1,102,704	42,465,131
Marsh & McLennan Companies Inc.	1,998,293	113,303,213
MetLife Inc.	4,141,298	231,871,275
Principal Financial Group Inc.	1,017,163	52,170,290
Progressive Corp. (The)	1,981,551	55,146,564
Prudential Financial Inc.	1,681,287	147,146,238
Torchmark Corp.	468,017	27,247,950
Travelers Companies Inc. (The)	1,182,839	114,333,218
Unum Group	926,076	33,107,217
XL Group PLC	1,138,079	42,336,539

		1,851,045,672
INTERNET & CATALOG RETAIL — 1.57%
Amazon.com Inc.[b]	1,417,254	615,215,789
Expedia Inc.	370,068	40,466,936
Netflix Inc.[b,c]	224,988	147,803,617
Priceline Group Inc. (The)[b,c]	192,379	221,499,409
TripAdvisor Inc.[b,c]	415,472	36,204,230

		1,061,189,981
INTERNET SOFTWARE & SERVICES — 3.31%
Akamai Technologies Inc.[b,c]	662,616	46,263,849
eBay Inc.[b]	4,102,951	247,161,768
Facebook Inc. Class Ab	7,816,945	670,420,288
Google Inc. Class Ab	1,062,211	573,636,428
Google Inc. Class Cb	1,065,266	554,481,606
VeriSign Inc.[b,c]	388,921	24,004,204
Yahoo! Inc.[b]	3,239,174	127,267,147

		2,243,235,290

Security	Shares	Value

IT SERVICES — 3.38%
Accenture PLC Class A	2,324,302	$224,945,947
Alliance Data Systems Corp.[b,c]	230,287	67,229,987
Automatic Data Processing Inc.	1,742,604	139,809,119
Cognizant Technology Solutions Corp. Class Ab	2,265,926	138,425,419
Computer Sciences Corp.	510,998	33,541,909
Fidelity National Information Services Inc.	1,052,074	65,018,173
Fiserv Inc.[b]	878,825	72,793,075
International Business Machines Corp.	3,398,956	552,874,183
MasterCard Inc. Class A	3,597,137	336,260,367
Paychex Inc.	1,213,317	56,880,301
Teradata Corp.[b,c]	526,253	19,471,361
Total System Services Inc.	608,830	25,430,829
Visa Inc. Class Ac	7,174,419	481,762,236
Western Union Co. (The)	1,916,290	38,958,176
Xerox Corp.	3,851,461	40,979,545

		2,294,380,627
LEISURE PRODUCTS — 0.09%
Hasbro Inc.	415,818	31,099,028
Mattel Inc.	1,255,751	32,260,243

		63,359,271
LIFE SCIENCES TOOLS & SERVICES — 0.44%
Agilent Technologies Inc.	1,236,637	47,709,455
PerkinElmer Inc.	419,748	22,095,535
Thermo Fisher Scientific Inc.	1,477,372	191,703,791
Waters Corp.[b,c]	306,917	39,402,004

		300,910,785
MACHINERY — 1.49%
Caterpillar Inc.	2,240,408	190,031,407
Cummins Inc.	622,331	81,643,604
Deere & Co.	1,239,164	120,260,866
Dover Corp.	595,261	41,775,417
Flowserve Corp.	500,626	26,362,965
Illinois Tool Works Inc.	1,255,498	115,242,161
Ingersoll-Rand PLC	982,492	66,239,611
Joy Global Inc.	360,912	13,065,014
PACCAR Inc.	1,316,808	84,025,518
Pall Corp.	396,510	49,345,670
Parker-Hannifin Corp.	514,706	59,875,749
Pentair PLC	666,732	45,837,825
Snap-on Inc.	216,460	34,471,255
Stanley Black & Decker Inc.	570,544	60,044,051
Xylem Inc./NY	673,169	24,954,375

		1,013,175,488
MEDIA — 3.66%
Cablevision Systems Corp. Class Ac	817,098	19,561,326
CBS Corp. Class B NVS	1,680,447	93,264,809
Comcast Corp. Class A	9,328,885	561,039,144
DIRECTV[b,c]	1,866,112	173,156,532
Discovery Communications Inc. Class Ab,c	552,608	18,379,742
Discovery Communications Inc. Class C NVS[b,c]	969,058	30,118,323
Interpublic Group of Companies Inc. (The)	1,532,616	29,533,510
News Corp. Class Ab	1,858,394	27,113,968
Omnicom Group Inc.	906,769	63,011,378

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2015

Security	Shares	Value

Scripps Networks Interactive Inc. Class A	352,499	$23,042,860
TEGNA Inc.	839,886	26,935,144
Time Warner Cable Inc.	1,049,163	186,929,372
Time Warner Inc.	3,060,468	267,515,508
Twenty-First Century Fox Inc. Class A	6,567,096	213,726,139
Viacom Inc. Class B NVS	1,326,001	85,712,705
Walt Disney Co. (The)	5,793,638	661,285,841

		2,480,326,301
METALS & MINING — 0.34%
Alcoa Inc.	4,536,865	50,586,045
Allegheny Technologies Inc.	404,335	12,210,917
Freeport-McMoRan Inc.	3,860,093	71,874,932
Newmont Mining Corp.	1,962,809	45,851,218
Nucor Corp.	1,184,462	52,199,240

		232,722,352
MULTI-UTILITIES — 1.11%
Ameren Corp.	900,552	33,932,800
CenterPoint Energy Inc.	1,597,564	30,401,643
CMS Energy Corp.	1,024,364	32,615,750
Consolidated Edison Inc.	1,087,001	62,915,618
Dominion Resources Inc./VA	2,202,654	147,291,473
DTE Energy Co.	665,588	49,679,488
NiSource Inc.	1,177,940	53,702,285
PG&E Corp.	1,782,017	87,497,035
Public Service Enterprise Group Inc.	1,877,494	73,747,964
SCANA Corp.	531,225	26,906,546
Sempra Energy	863,781	85,462,492
TECO Energy Inc.	871,499	15,390,672
WEC Energy Group Inc.	1,167,935	52,522,051

		752,065,817
MULTILINE RETAIL — 0.79%
Dollar General Corp.	1,102,722	85,725,608
Dollar Tree Inc.[b]	765,274	60,448,993
Family Dollar Stores Inc.	357,242	28,154,242
Kohl’s Corp.	734,407	45,981,222
Macy’s Inc.	1,248,578	84,241,558
Nordstrom Inc.	523,304	38,986,148
Target Corp.	2,369,722	193,440,407

		536,978,178
OIL, GAS & CONSUMABLE FUELS — 6.54%
Anadarko Petroleum Corp.	1,885,174	147,156,682
Apache Corp.	1,399,577	80,657,622
Cabot Oil & Gas Corp.	1,535,095	48,416,896
Chesapeake Energy Corp.[c]	1,919,363	21,439,285
Chevron Corp.	6,979,278	673,290,949
Cimarex Energy Co.	347,652	38,349,492
ConocoPhillips	4,576,026	281,013,757
CONSOL Energy Inc.	849,293	18,463,630
Devon Energy Corp.	1,434,229	85,322,283
EOG Resources Inc.	2,037,356	178,370,518
EQT Corp.	565,418	45,991,100
Exxon Mobil Corp.	15,517,934	1,291,092,109
Hess Corp.	906,632	60,635,548
Kinder Morgan Inc./DE	6,437,585	247,138,888
Marathon Oil Corp.	2,505,076	66,484,717

Security	Shares	Value

Marathon Petroleum Corp.	2,016,332	$105,474,327
Murphy Oil Corp.	620,760	25,804,993
Newfield Exploration Co.[b]	603,691	21,805,319
Noble Energy Inc.	1,436,372	61,304,357
Occidental Petroleum Corp.	2,850,837	221,709,593
ONEOK Inc.	774,804	30,589,262
Phillips 66	2,012,828	162,153,424
Pioneer Natural Resources Co.	554,127	76,851,874
QEP Resources Inc.	552	10,218
Range Resources Corp.	618,035	30,518,568
Southwestern Energy Co.[b,c]	1,436,330	32,647,781
Spectra Energy Corp.	2,491,611	81,226,519
Tesoro Corp.	467,376	39,451,208
Valero Energy Corp.	1,887,737	118,172,336
Williams Companies Inc. (The)	2,501,951	143,586,968

		4,435,130,223
PAPER & FOREST PRODUCTS — 0.11%
International Paper Co.	1,569,456	74,690,411

		74,690,411
PERSONAL PRODUCTS — 0.11%
Estee Lauder Companies Inc. (The) Class A	828,613	71,807,603

		71,807,603
PHARMACEUTICALS — 6.51%
AbbVie Inc.	6,382,057	428,810,410
Allergan PLC[b]	1,456,543	442,002,539
Bristol-Myers Squibb Co.	6,186,884	411,675,261
Eli Lilly & Co.	3,624,489	302,608,587
Endo International PLC[b]	752,575	59,942,599
Hospira Inc.[b]	641,265	56,886,618
Johnson & Johnson	10,291,998	1,003,058,125
Mallinckrodt PLC[b]	434,140	51,106,961
Merck & Co. Inc.	10,485,666	596,948,965
Mylan NVb	1,527,752	103,673,251
Perrigo Co. PLC	542,850	100,334,965
Pfizer Inc.	22,853,841	766,289,289
Zoetis Inc.	1,855,607	89,477,369

		4,412,814,939
PROFESSIONAL SERVICES — 0.22%
Dun & Bradstreet Corp. (The)	133,739	16,316,158
Equifax Inc.	441,708	42,885,430
Nielsen NV	1,369,936	61,332,035
Robert Half International Inc.	501,349	27,824,869

		148,358,492
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.43%
American Tower Corp.	1,570,273	146,490,768
Apartment Investment & Management Co. Class A	580,933	21,453,856
AvalonBay Communities Inc.	490,611	78,433,981
Boston Properties Inc.[c]	569,365	68,915,940
Crown Castle International Corp.	1,252,573	100,581,612
Equinix Inc.[c]	211,260	53,660,040
Equity Residential[c]	1,350,945	94,795,811
Essex Property Trust Inc.[c]	242,551	51,542,088
General Growth Properties Inc.	2,335,319	59,924,286

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2015

Security	Shares	Value

HCP Inc.[c]	1,713,501	$62,491,381
Health Care REIT Inc.	1,302,838	85,505,258
Host Hotels & Resorts Inc.[c]	2,812,099	55,763,923
Iron Mountain Inc.[c]	694,789	21,538,459
Kimco Realty Corp.[c]	1,533,258	34,559,635
Macerich Co. (The)	522,779	38,999,313
Plum Creek Timber Co. Inc.[c]	651,852	26,445,636
Prologis Inc.	1,944,975	72,158,572
Public Storage	539,014	99,378,011
Realty Income Corp.[c]	863,071	38,311,722
Simon Property Group Inc.	1,155,270	199,884,815
SL Green Realty Corp.	369,617	40,617,212
Ventas Inc.	1,222,614	75,912,103
Vornado Realty Trust[c]	649,847	61,689,976
Weyerhaeuser Co.[c]	1,921,606	60,530,589

		1,649,584,987
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Ab,c	1,039,391	38,457,467

		38,457,467
ROAD & RAIL — 0.90%
CSX Corp.	3,666,859	119,722,946
JB Hunt Transport Services Inc.	341,429	28,027,907
Kansas City Southern	410,296	37,418,995
Norfolk Southern Corp.	1,131,436	98,842,249
Ryder System Inc.	197,487	17,254,439
Union Pacific Corp.	3,249,711	309,924,938

		611,191,474
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.40%
Altera Corp.	1,117,491	57,215,539
Analog Devices Inc.	1,163,704	74,692,341
Applied Materials Inc.	4,571,037	87,855,331
Avago Technologies Ltd.[c]	952,323	126,592,296
Broadcom Corp. Class A	2,018,448	103,929,888
First Solar Inc.[b,c]	279,685	13,139,601
Intel Corp.	17,607,103	535,520,038
KLA-Tencor Corp.	593,556	33,363,783
Lam Research Corp.	587,626	47,803,375
Linear Technology Corp.	888,785	39,310,961
Microchip Technology Inc.[c]	750,929	35,612,808
Micron Technology Inc.[b]	3,998,398	75,329,818
NVIDIA Corp.	1,896,948	38,147,624
Qorvo Inc.[b]	554,629	44,520,070
Skyworks Solutions Inc.	709,242	73,832,092
Texas Instruments Inc.	3,861,243	198,892,627
Xilinx Inc.	959,786	42,384,150

		1,628,142,342
SOFTWARE — 3.71%
Adobe Systems Inc.[b]	1,763,898	142,893,377
Autodesk Inc.[b]	844,924	42,309,569
CA Inc.	1,174,957	34,414,491
Citrix Systems Inc.[b]	594,910	41,738,886
Electronic Arts Inc.[b]	1,154,017	76,742,130
Intuit Inc.	1,023,122	103,100,004
Microsoft Corp.	30,023,999	1,325,559,556
Oracle Corp.	11,831,930	476,826,779

Security	Shares	Value

Red Hat Inc.[b]	680,385	$51,661,633
salesforce.com inc.[b]	2,262,751	157,555,352
Symantec Corp.	2,526,501	58,741,148

		2,511,542,925
SPECIALTY RETAIL — 2.34%
AutoNation Inc.[b,c]	278,812	17,559,580
AutoZone Inc.[b,c]	117,739	78,520,139
Bed Bath & Beyond Inc.[b,c]	635,807	43,857,967
Best Buy Co. Inc.	1,086,725	35,438,102
CarMax Inc.[b,c]	776,559	51,415,971
GameStop Corp. Class Ac	395,177	16,976,804
Gap Inc. (The)	975,874	37,249,111
Home Depot Inc. (The)	4,821,069	535,765,398
L Brands Inc.	910,232	78,034,189
Lowe’s Companies Inc.	3,461,607	231,823,821
O’Reilly Automotive Inc.[b,c]	374,812	84,700,016
Ross Stores Inc.	1,535,764	74,653,488
Staples Inc.	2,377,804	36,404,179
Tiffany & Co.	417,041	38,284,364
TJX Companies Inc. (The)	2,525,214	167,093,410
Tractor Supply Co.	506,336	45,539,860
Urban Outfitters Inc.[b,c]	362,669	12,693,415

		1,586,009,814
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.83%
Apple Inc.	21,381,724	2,681,802,733
EMC Corp./MA	7,207,861	190,215,452
Hewlett-Packard Co.	6,704,415	201,199,494
NetApp Inc.	1,157,208	36,521,484
SanDisk Corp.	771,690	44,927,792
Seagate Technology PLC	1,177,954	55,952,815
Western Digital Corp.	805,597	63,174,917

		3,273,794,687
TEXTILES, APPAREL & LUXURY GOODS — 0.90%
Coach Inc.	1,025,448	35,490,755
Fossil Group Inc.[b,c]	159,962	11,094,964
Hanesbrands Inc.	1,490,781	49,672,823
Michael Kors Holdings Ltd.[b,c]	737,485	31,040,744
NIKE Inc. Class B	2,584,630	279,191,733
PVH Corp.	306,915	35,356,608
Ralph Lauren Corp.	224,287	29,686,627
Under Armour Inc. Class Ab,c	623,959	52,063,139
VF Corp.	1,261,827	87,999,815

		611,597,208
THRIFTS & MORTGAGE FINANCE — 0.03%
Hudson City Bancorp Inc.	1,790,806	17,693,163

		17,693,163
TOBACCO — 1.38%
Altria Group Inc.	7,298,770	356,982,841
Philip Morris International Inc.	5,749,559	460,942,145
Reynolds American Inc.	1,542,737	115,180,744

		933,105,730

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2015

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.19%
Fastenal Co.	1,008,976	$42,558,608
United Rentals Inc.[b,c]	359,905	31,534,876
WW Grainger Inc.	221,061	52,314,086

		126,407,570

TOTAL COMMON STOCKS
(Cost: $61,151,051,372)		67,659,229,676

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,d,e]	641,170,031	641,170,031
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,d,e]	37,389,325	37,389,325
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	57,394,941	57,394,941

		735,954,297

TOTAL SHORT-TERM INVESTMENTS (Cost: $735,954,297)		735,954,297

TOTAL INVESTMENTS IN SECURITIES — 100.92%
(Cost: $61,887,005,669)		68,395,183,973

SHORT POSITIONS[f] — (0.02)%

COMMON STOCKS — (0.02)%
Chemours Co. (The)[b]	(671,333)	(10,738,445)
TopBuild Corp.[b]	(143,212)	(4,152,499)

TOTAL SHORT POSITIONS
(Proceeds: $14,890,944)		(14,890,944)
Other Assets, Less Liabilities — (0.90)%		(609,023,051)

NET ASSETS — 100.00%		$67,771,269,978

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

June 30, 2015

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	1,076	Sep. 2015	Chicago Mercantile	$110,526,720	$(979,991)

See accompanying notes to schedules of investments.

9

Schedule of Investments (Unaudited)

ISHARES® CORE S&P MID-CAP ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 1.74%
B/E Aerospace Inc.	1,787,845	$98,152,690
Esterline Technologies Corp.[a,b]	520,290	49,604,449
Huntington Ingalls Industries Inc.	819,077	92,219,879
KLX Inc.[a,b]	890,106	39,280,378
Orbital ATK Inc.	1,000,985	73,432,260
Teledyne Technologies Inc.[a,b]	595,250	62,804,827
Triumph Group Inc.	831,695	54,883,553

		470,378,036
AIRLINES — 0.86%
Alaska Air Group Inc.	2,182,750	140,634,583
JetBlue Airways Corp.[a,b]	4,431,653	92,001,116

		232,635,699
AUTO COMPONENTS — 0.51%
Dana Holding Corp.	2,753,069	56,658,160
Gentex Corp./MI	4,954,871	81,358,982

		138,017,142
AUTOMOBILES — 0.16%
Thor Industries Inc.	770,300	43,352,484

		43,352,484
BANKS — 5.68%
Associated Banc-Corp.	2,569,763	52,089,096
BancorpSouth Inc.	1,453,093	37,431,676
Bank of Hawaii Corp.	735,953	49,073,346
Bank of the Ozarks Inc.	1,184,190	54,176,693
Cathay General Bancorp	1,250,059	40,564,415
City National Corp./CA	814,823	73,651,851
Commerce Bancshares Inc./MO	1,407,172	65,813,434
Cullen/Frost Bankers Inc.	925,810	72,750,150
East West Bancorp Inc.	2,437,741	109,259,552
First Horizon National Corp.	3,933,526	61,638,352
First Niagara Financial Group Inc.	5,945,992	56,130,164
FirstMerit Corp.	2,795,681	58,234,035
Fulton Financial Corp.	2,968,707	38,771,313
Hancock Holding Co.	1,316,570	42,011,749
International Bancshares Corp.	975,749	26,218,376
PacWest Bancorp	1,648,781	77,097,000
Prosperity Bancshares Inc.	1,014,801	58,594,610
Signature Bank/New York NYa,b	855,954	125,303,106
SVB Financial Group[a]	862,801	124,226,088
Synovus Financial Corp.	2,243,710	69,151,142
TCF Financial Corp.	2,846,361	47,278,056
Trustmark Corp.	1,138,182	28,431,786
Umpqua Holdings Corp.	3,715,264	66,837,599
Valley National Bancorp[b]	3,723,239	38,386,594
Webster Financial Corp.	1,530,180	60,518,619

		1,533,638,802

Security	Shares	Value

BEVERAGES — 0.13%
Boston Beer Co. Inc. (The)[a,b]	153,985	$35,722,980

		35,722,980
BIOTECHNOLOGY — 0.50%
United Therapeutics Corp.[a,b]	778,268	135,379,719

		135,379,719
BUILDING PRODUCTS — 1.07%
AO Smith Corp.	1,261,882	90,830,266
Fortune Brands Home & Security Inc.	2,684,433	123,000,720
Lennox International Inc.	697,255	75,087,391

		288,918,377
CAPITAL MARKETS — 2.17%
Eaton Vance Corp. NVS	1,986,391	77,727,480
Federated Investors Inc. Class B	1,609,811	53,912,570
Janus Capital Group Inc.	2,500,960	42,816,435
Raymond James Financial Inc.	2,155,641	128,433,091
SEI Investments Co.	2,182,259	106,996,159
Stifel Financial Corp.[a,b]	1,143,477	66,024,362
Waddell & Reed Financial Inc. Class A	1,419,621	67,162,269
WisdomTree Investments Inc.	1,889,889	41,511,412

		584,583,778
CHEMICALS — 3.40%
Albemarle Corp.	1,889,179	104,414,923
Ashland Inc.	1,046,830	127,608,577
Cabot Corp.	1,066,348	39,764,117
Chemours Co. (The)[a]	3,038,816	48,621,056
Cytec Industries Inc.	1,202,579	72,792,107
Minerals Technologies Inc.	584,139	39,797,390
NewMarket Corp.	178,135	79,072,345
Olin Corp.	1,304,237	35,149,187
PolyOne Corp.	1,502,558	58,855,197
RPM International Inc.	2,243,380	109,858,319
Scotts Miracle-Gro Co. (The) Class A	753,541	44,617,163
Sensient Technologies Corp.	788,885	53,912,401
Valspar Corp. (The)	1,258,758	102,991,579

		917,454,361
COMMERCIAL SERVICES & SUPPLIES — 1.73%
Clean Harbors Inc.[a,b]	899,725	48,351,221
Copart Inc.[a]	1,918,085	68,053,656
Deluxe Corp.	841,263	52,158,306
Herman Miller Inc.	1,002,303	28,996,626
HNI Corp.	749,775	38,350,991
MSA Safety Inc.	530,887	25,753,328
Rollins Inc.	1,621,960	46,274,519
RR Donnelley & Sons Co.	3,514,020	61,249,369
Waste Connections Inc.	2,085,915	98,288,315

		467,476,331
COMMUNICATIONS EQUIPMENT — 0.96%
ARRIS Group Inc.[a,b]	2,234,792	68,384,635
Ciena Corp.[a,b]	1,984,345	46,989,290

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2015

Security	Shares	Value

InterDigital Inc./PA	605,988	$34,474,657
JDS Uniphase Corp.[a,b]	3,945,560	45,689,585
Plantronics Inc.	661,997	37,277,051
Polycom Inc.[a,b]	2,282,218	26,108,574

		258,923,792
CONSTRUCTION & ENGINEERING — 0.57%
AECOM[a,b]	2,532,663	83,780,492
Granite Construction Inc.	616,599	21,895,431
KBR Inc.	2,430,726	47,350,542

		153,026,465
CONSTRUCTION MATERIALS — 0.24%
Eagle Materials Inc.	846,194	64,589,988

		64,589,988
CONSUMER FINANCE — 0.26%
SLM Corp.[a]	7,170,229	70,770,160

		70,770,160
CONTAINERS & PACKAGING — 1.39%
AptarGroup Inc.	1,054,473	67,243,743
Bemis Co. Inc.	1,641,229	73,871,718
Greif Inc. Class A	571,174	20,476,588
Packaging Corp. of America	1,668,341	104,254,629
Silgan Holdings Inc.	702,270	37,051,765
Sonoco Products Co.	1,699,507	72,840,870

		375,739,313
DISTRIBUTORS — 0.57%
LKQ Corp.[a,b]	5,121,668	154,904,849

		154,904,849
DIVERSIFIED CONSUMER SERVICES — 1.03%
Apollo Education Group Inc.[a]	1,628,416	20,973,998
DeVry Education Group Inc.	968,927	29,048,432
Graham Holdings Co. Class B	74,113	79,675,181
Service Corp. International/U.S.	3,403,191	100,155,911
Sotheby’s	1,039,631	47,032,906

		276,886,428
DIVERSIFIED FINANCIAL SERVICES — 0.73%
CBOE Holdings Inc.	1,405,887	80,444,854
MSCI Inc.	1,893,114	116,521,167

		196,966,021
ELECTRIC UTILITIES — 1.57%
Cleco Corp.	1,018,973	54,871,696
Great Plains Energy Inc.	2,603,082	62,890,461
Hawaiian Electric Industries Inc.	1,809,774	53,804,581
IDACORP Inc.	850,219	47,731,295
OGE Energy Corp.	3,360,943	96,022,141
PNM Resources Inc.	1,338,309	32,922,401

Security	Shares	Value

Westar Energy Inc.	2,227,271	$76,217,214

		424,459,789
ELECTRICAL EQUIPMENT — 1.05%
Acuity Brands Inc.	731,294	131,618,294
Hubbell Inc. Class B	896,380	97,060,027
Regal Beloit Corp.	754,909	54,798,844

		283,477,165
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.65%
Arrow Electronics Inc.[a,b]	1,611,415	89,916,957
Avnet Inc.	2,287,364	94,033,534
Belden Inc.	718,490	58,362,943
Cognex Corp.	1,467,602	70,591,656
FEI Co.	701,266	58,155,989
Ingram Micro Inc. Class Aa,b	2,632,110	65,881,713
IPG Photonics Corp.[a,b]	603,153	51,373,557
Jabil Circuit Inc.	3,263,743	69,485,088
Keysight Technologies Inc.[a,b]	2,851,871	88,949,856
Knowles Corp.[a,b]	1,433,188	25,940,703
National Instruments Corp.	1,705,935	50,256,845
Tech Data Corp.[a,b]	617,346	35,534,436
Trimble Navigation Ltd.[a,b]	4,369,318	102,504,200
Vishay Intertechnology Inc.	2,294,295	26,797,366
Zebra Technologies Corp. Class Aa	871,090	96,734,545

		984,519,388
ENERGY EQUIPMENT & SERVICES — 2.12%
Atwood Oceanics Inc.[b]	1,015,926	26,861,083
Dresser-Rand Group Inc.[a]	1,295,438	110,345,409
Dril-Quip Inc.[a,b]	656,254	49,383,114
Helix Energy Solutions Group Inc.[a,b]	1,661,060	20,979,188
Nabors Industries Ltd.	4,911,165	70,868,111
Oceaneering International Inc.	1,663,139	77,485,646
Oil States International Inc.[a,b]	870,752	32,418,097
Patterson-UTI Energy Inc.	2,491,931	46,885,682
Rowan Companies PLC Class A	2,098,368	44,296,548
Superior Energy Services Inc.	2,539,950	53,440,548
Tidewater Inc.[b]	790,159	17,960,314
Unit Corp.[a,b]	789,476	21,410,589

		572,334,329
FOOD & STAPLES RETAILING — 0.53%
Casey’s General Stores Inc.	650,622	62,290,550
SUPERVALU Inc.[a,b]	3,479,296	28,147,505
United Natural Foods Inc.[a,b]	845,459	53,838,829

		144,276,884
FOOD PRODUCTS — 2.20%
Dean Foods Co.	1,585,352	25,635,142
Flowers Foods Inc.	3,114,066	65,862,496
Hain Celestial Group Inc. (The)[a,b]	1,727,679	113,784,939
Ingredion Inc.	1,204,921	96,164,745
Lancaster Colony Corp.	327,512	29,754,465
Post Holdings Inc.[a,b]	924,123	49,837,953
Tootsie Roll Industries Inc.[b]	342,366	11,061,846
TreeHouse Foods Inc.[a,b]	722,357	58,532,588
WhiteWave Foods Co. (The)[a,b]	2,948,539	144,124,586

		594,758,760

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2015

Security	Shares	Value

GAS UTILITIES — 1.54%
Atmos Energy Corp.	1,701,314	$87,243,382
National Fuel Gas Co.	1,421,798	83,729,684
ONE Gas Inc.	884,807	37,657,386
Questar Corp.	2,959,950	61,892,554
UGI Corp.	2,904,897	100,073,702
WGL Holdings Inc.	837,980	45,493,934

		416,090,642
HEALTH CARE EQUIPMENT & SUPPLIES — 3.67%
Align Technology Inc.[a,b]	1,224,077	76,761,869
Cooper Companies Inc. (The)	818,131	145,602,774
Halyard Health Inc.[a]	784,580	31,775,490
Hill-Rom Holdings Inc.	954,625	51,864,776
Hologic Inc.[a,b]	4,115,703	156,643,656
IDEXX Laboratories Inc.[a,b]	1,576,444	101,113,118
ResMed Inc.	2,372,856	133,757,893
Sirona Dental Systems Inc.[a,b]	935,589	93,951,847
STERIS Corp.	1,006,497	64,858,667
Teleflex Inc.	699,378	94,730,750
Thoratec Corp.[a]	911,408	40,621,455

		991,682,295
HEALTH CARE PROVIDERS & SERVICES — 3.43%
Centene Corp.[a,b]	2,001,476	160,918,670
Community Health Systems Inc.[a,b]	1,987,502	125,153,001
Health Net Inc./CAa	1,299,167	83,302,588
LifePoint Health Inc.[a,b]	746,819	64,935,912
MEDNAX Inc.[a,b]	1,574,927	116,717,840
Molina Healthcare Inc.[a]	675,521	47,489,126
Omnicare Inc.	1,631,262	153,746,443
Owens & Minor Inc.[b]	1,062,133	36,112,522
VCA Inc.[a]	1,383,873	75,289,611
WellCare Health Plans Inc.[a,b]	741,284	62,883,122

		926,548,835
HEALTH CARE TECHNOLOGY — 0.24%
Allscripts Healthcare Solutions Inc.[a,b]	2,856,702	39,079,684
HMS Holdings Corp.[a,b]	1,489,001	25,566,147

		64,645,831
HOTELS, RESTAURANTS & LEISURE — 1.82%
Brinker International Inc.	1,031,548	59,468,742
Buffalo Wild Wings Inc.[a,b]	320,762	50,260,198
Cheesecake Factory Inc. (The)	766,587	41,805,822
Domino’s Pizza Inc.	929,437	105,398,156
Dunkin’ Brands Group Inc.	1,620,746	89,141,030
International Speedway Corp. Class A	473,630	17,368,012
Panera Bread Co. Class Aa,b	427,267	74,673,453
Wendy’s Co. (The)[b]	4,598,728	51,873,652

		489,989,065
HOUSEHOLD DURABLES — 1.90%
Jarden Corp.[a,b]	3,015,247	156,039,032

Security	Shares	Value

KB Home	1,529,575	$25,390,945
MDC Holdings Inc.	661,559	19,826,923
NVR Inc.[a,b]	65,038	87,150,920
Tempur Sealy International Inc.[a,b]	1,027,947	67,741,707
Toll Brothers Inc.[a,b]	2,698,690	103,062,971
Tupperware Brands Corp.	840,823	54,266,717

		513,479,215
HOUSEHOLD PRODUCTS — 1.17%
Church & Dwight Co. Inc.	2,203,428	178,764,114
Energizer Holdings Inc.	1,039,259	136,714,521

		315,478,635
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
Talen Energy Corp.[a,b]	1,403,032	24,076,029

		24,076,029
INDUSTRIAL CONGLOMERATES — 0.41%
Carlisle Companies Inc.	1,100,139	110,145,917

		110,145,917
INSURANCE — 5.13%
Alleghany Corp.[a]	270,444	126,773,329
American Financial Group Inc./OH	1,243,707	80,890,703
Arthur J Gallagher & Co.	2,827,946	133,761,846
Aspen Insurance Holdings Ltd.[b]	1,040,515	49,840,669
Brown & Brown Inc.	1,945,532	63,930,182
CNO Financial Group Inc.	3,317,657	60,879,006
Everest Re Group Ltd.[b]	748,126	136,166,413
First American Financial Corp.	1,825,910	67,942,111
Hanover Insurance Group Inc. (The)	744,980	55,150,869
HCC Insurance Holdings Inc.	1,611,441	123,823,126
Kemper Corp.	827,251	31,890,526
Mercury General Corp.	438,893	24,424,396
Old Republic International Corp.	4,068,062	63,583,809
Primerica Inc.[b]	867,909	39,654,762
Reinsurance Group of America Inc.	1,114,725	105,753,961
RenaissanceRe Holdings Ltd.	775,637	78,734,912
StanCorp Financial Group Inc.	711,115	53,767,405
WR Berkley Corp.	1,682,006	87,346,572

		1,384,314,597
INTERNET & CATALOG RETAIL — 0.14%
HSN Inc.	548,334	38,487,563

		38,487,563
INTERNET SOFTWARE & SERVICES — 0.28%
Rackspace Hosting Inc.[a,b]	1,996,598	74,253,480

		74,253,480
IT SERVICES — 3.43%
Acxiom Corp.[a,b]	1,317,168	23,155,813
Broadridge Financial Solutions Inc.	2,018,714	100,955,887
Convergys Corp.	1,667,540	42,505,595
CoreLogic Inc./U.S.[a,b]	1,519,746	60,318,719
DST Systems Inc.	476,795	60,066,634

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2015

Security	Shares	Value

Gartner Inc.[a,b]	1,398,051	$119,924,815
Global Payments Inc.	1,119,088	115,769,654
Jack Henry & Associates Inc.	1,377,204	89,105,099
Leidos Holdings Inc.	1,053,506	42,530,037
MAXIMUS Inc.	1,109,862	72,951,229
NeuStar Inc. Class Aa,b	805,074	23,516,211
Science Applications International Corp.	666,183	35,207,772
VeriFone Systems Inc.[a,b]	1,925,270	65,382,169
WEX Inc.[a,b]	650,992	74,193,558

		925,583,192
LEISURE PRODUCTS — 1.04%
Brunswick Corp./DE	1,561,298	79,407,616
Polaris Industries Inc.[b]	1,029,458	152,473,025
Vista Outdoor Inc.[a]	1,071,867	48,126,828

		280,007,469
LIFE SCIENCES TOOLS & SERVICES — 1.23%
Bio-Rad Laboratories Inc. Class Aa,b	348,511	52,489,242
Bio-Techne Corp.	625,878	61,630,207
Charles River Laboratories International Inc.[a]	797,885	56,123,231
Mettler-Toledo International Inc.[a,b]	470,892	160,790,782

		331,033,462
MACHINERY — 4.46%
AGCO Corp.	1,349,596	76,630,061
CLARCOR Inc.	845,222	52,606,617
Crane Co.	820,900	48,211,457
Donaldson Co. Inc.	2,129,607	76,239,931
Graco Inc.	988,381	70,204,702
IDEX Corp.	1,312,564	103,141,279
ITT Corp.	1,502,665	62,871,504
Kennametal Inc.	1,339,264	45,695,688
Lincoln Electric Holdings Inc.	1,273,094	77,518,694
Nordson Corp.	952,905	74,221,771
Oshkosh Corp.	1,317,622	55,840,820
SPX Corp.	691,669	50,069,919
Terex Corp.	1,776,628	41,306,601
Timken Co. (The)	1,226,225	44,843,048
Trinity Industries Inc.	2,609,865	68,978,732
Valmont Industries Inc.[b]	397,892	47,297,422
Wabtec Corp./DE	1,626,714	153,301,527
Woodward Inc.	979,466	53,860,835

		1,202,840,608
MARINE — 0.27%
Kirby Corp.[a]	939,718	72,038,782

		72,038,782
MEDIA — 1.48%
AMC Networks Inc. Class Aa,b	998,270	81,708,399
Cinemark Holdings Inc.	1,769,941	71,098,530
DreamWorks Animation SKG Inc. Class Aa,b	1,230,807	32,468,689
John Wiley & Sons Inc. Class A	782,261	42,531,531
Live Nation Entertainment Inc.[a]	2,459,088	67,600,329
Meredith Corp.	615,050	32,074,858
New York Times Co. (The) Class Ab	2,219,694	30,298,823

Security	Shares	Value

Time Inc.	1,845,716	$42,469,925

		400,251,084
METALS & MINING — 1.59%
Carpenter Technology Corp.	846,885	32,757,512
Commercial Metals Co.	1,944,437	31,266,547
Compass Minerals International Inc.	567,265	46,595,147
Reliance Steel & Aluminum Co.	1,251,201	75,672,636
Royal Gold Inc.	1,098,123	67,633,396
Steel Dynamics Inc.	4,072,362	84,358,979
TimkenSteel Corp.	633,795	17,106,127
U.S. Steel Corp.[b]	2,454,800	50,617,976
Worthington Industries Inc.	812,722	24,430,423

		430,438,743
MULTI-UTILITIES — 0.97%
Alliant Energy Corp.	1,902,474	109,810,799
Black Hills Corp.	758,213	33,095,997
MDU Resources Group Inc.	3,280,977	64,077,481
Vectren Corp.	1,392,131	53,569,201

		260,553,478
MULTILINE RETAIL — 0.31%
Big Lots Inc.[b]	907,070	40,809,079
JC Penney Co. Inc.[a,b]	5,134,212	43,486,776

		84,295,855
OIL, GAS & CONSUMABLE FUELS — 2.44%
California Resources Corp.	5,219,814	31,527,677
Denbury Resources Inc.[b]	5,998,117	38,148,024
Energen Corp.	1,326,875	90,625,562
Gulfport Energy Corp.[a,b]	1,796,522	72,310,011
HollyFrontier Corp.	3,300,109	140,881,653
QEP Resources Inc.	2,727,977	50,494,854
Rosetta Resources Inc.[a]	1,273,574	29,470,502
SM Energy Co.	1,136,680	52,423,682
Western Refining Inc.	1,193,446	52,058,115
World Fuel Services Corp.	1,216,114	58,312,666
WPX Energy Inc.[a,b]	3,454,688	42,423,569

		658,676,315
PAPER & FOREST PRODUCTS — 0.32%
Domtar Corp.	1,078,637	44,655,572
Louisiana-Pacific Corp.[a,b]	2,400,806	40,885,726

		85,541,298
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.[b]	7,331,371	45,894,382

		45,894,382
PHARMACEUTICALS — 0.22%
Akorn Inc.[a,b]	1,330,229	58,077,798

		58,077,798

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2015

Security	Shares	Value

PROFESSIONAL SERVICES — 1.27%
CEB Inc.	564,392	$49,135,967
FTI Consulting Inc.[a,b]	703,538	29,013,907
ManpowerGroup Inc.	1,317,207	117,731,962
Towers Watson & Co. Class A	1,167,155	146,828,099

		342,709,935
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.02%
Alexandria Real Estate Equities Inc.[b]	1,213,132	106,100,525
American Campus Communities Inc.[b]	1,891,780	71,301,188
BioMed Realty Trust Inc.[b]	3,428,404	66,305,333
Camden Property Trust[b]	1,462,412	108,627,963
Communications Sales & Leasing Inc.[a,b]	2,023,942	50,031,846
Corporate Office Properties Trust[b]	1,590,060	37,430,012
Corrections Corp. of America[b]	1,971,231	65,208,322
Douglas Emmett Inc.[b]	2,307,748	62,170,731
Duke Realty Corp.	5,810,493	107,900,855
Equity One Inc.	1,350,311	31,516,259
Extra Space Storage Inc.[b]	1,870,574	121,998,836
Federal Realty Investment Trust[b]	1,156,424	148,126,350
Highwoods Properties Inc.[b]	1,584,345	63,294,583
Home Properties Inc.	975,527	71,262,247
Hospitality Properties Trust[b]	2,359,578	68,003,038
Kilroy Realty Corp.	1,482,821	99,571,430
Lamar Advertising Co. Class A	1,362,742	78,330,410
LaSalle Hotel Properties[b]	1,902,837	67,474,600
Liberty Property Trust[b]	2,517,448	81,112,175
Mack-Cali Realty Corp.[b]	1,412,823	26,038,328
Mid-America Apartment Communities Inc.[b]	1,268,917	92,389,847
National Retail Properties Inc.[b]	2,257,025	79,018,445
Omega Healthcare Investors Inc.[b]	2,707,981	92,964,988
Potlatch Corp.[b]	684,065	24,161,176
Rayonier Inc.	2,139,409	54,661,900
Regency Centers Corp.[b]	1,588,495	93,689,435
Senior Housing Properties Trust[b]	3,955,559	69,420,060
Tanger Factory Outlet Centers Inc.[b]	1,614,710	51,186,307
Taubman Centers Inc.	981,531	68,216,405
UDR Inc.[b]	4,360,710	139,673,541
Urban Edge Properties[b]	1,544,842	32,117,265
Weingarten Realty Investors[b]	1,920,275	62,773,790
WP GLIMCHER Inc.[b]	3,099,958	41,942,432

		2,434,020,622
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.59%
Alexander & Baldwin Inc.	766,064	30,182,922
Jones Lang LaSalle Inc.	755,351	129,165,021

		159,347,943
ROAD & RAIL — 0.93%
Con-way Inc.	971,390	37,272,234
Genesee & Wyoming Inc. Class Aa,b	864,447	65,853,573
Landstar System Inc.	749,930	50,147,819
Old Dominion Freight Line Inc.[a,b]	1,141,173	78,290,174
Werner Enterprises Inc.	754,748	19,812,135

		251,375,935
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.14%
Advanced Micro Devices Inc.[a,b]	10,641,636	25,539,926

Security	Shares	Value

Atmel Corp.	7,030,468	$69,285,262
Cree Inc.[a,b]	1,842,945	47,971,858
Cypress Semiconductor Corp.	5,591,083	65,751,136
Fairchild Semiconductor International Inc.[a,b]	1,956,262	33,999,834
Integrated Device Technology Inc.[a,b]	2,501,588	54,284,460
Intersil Corp. Class A	2,218,153	27,749,094
Silicon Laboratories Inc.[a,b]	668,123	36,085,323
SunEdison Inc.[a,b]	4,908,356	146,808,928
Teradyne Inc.	3,613,759	69,709,411

		577,185,232
SOFTWARE — 5.33%
ACI Worldwide Inc.[a,b]	1,967,199	48,334,079
Advent Software Inc.	764,712	33,807,917
ANSYS Inc.[a,b]	1,511,563	137,915,008
Cadence Design Systems Inc.[a,b]	4,928,792	96,900,051
CDK Global Inc.	2,699,295	145,707,944
CommVault Systems Inc.[a]	717,319	30,421,499
FactSet Research Systems Inc.	654,098	106,297,466
Fair Isaac Corp.	524,474	47,611,750
Fortinet Inc.[a,b]	2,398,641	99,135,833
Informatica Corp.[a]	1,763,517	85,477,669
Manhattan Associates Inc.[a,b]	1,242,761	74,130,694
Mentor Graphics Corp.	1,661,877	43,923,409
PTC Inc.[a,b]	1,936,761	79,445,936
Rovi Corp.[a,b]	1,485,554	23,694,586
SolarWinds Inc.[a]	1,119,741	51,653,652
Solera Holdings Inc.	1,130,896	50,392,726
Synopsys Inc.[a,b]	2,611,378	132,266,296
Tyler Technologies Inc.[a]	567,180	73,381,748
Ultimate Software Group Inc. (The)[a,b]	481,364	79,107,360

		1,439,605,623
SPECIALTY RETAIL — 4.48%
Aaron’s Inc.	1,088,619	39,418,894
Abercrombie & Fitch Co. Class Ab	1,176,843	25,313,893
Advance Auto Parts Inc.	1,232,006	196,246,236
American Eagle Outfitters Inc.	2,963,351	51,028,904
ANN INC.[a]	776,793	37,511,334
Ascena Retail Group Inc.[a]	2,219,714	36,969,337
Cabela’s Inc.[a,b]	808,311	40,399,384
Chico’s FAS Inc.	2,421,553	40,270,426
CST Brands Inc.	1,300,684	50,804,717
Dick’s Sporting Goods Inc.	1,635,894	84,690,232
Foot Locker Inc.	2,354,691	157,787,844
Guess? Inc.	1,078,682	20,678,334
Murphy USA Inc.[a]	719,224	40,147,084
Office Depot Inc.[a,b]	8,302,923	71,903,313
Rent-A-Center Inc./TXb	890,950	25,258,433
Signet Jewelers Ltd.[b]	1,349,055	173,002,813
Williams-Sonoma Inc.	1,435,171	118,071,518

		1,209,502,696
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.76%
3D Systems Corp.[a,b]	1,767,751	34,506,499
Diebold Inc.	1,089,478	38,131,730
Lexmark International Inc. Class A	1,030,848	45,563,482
NCR Corp.[a]	2,854,673	85,925,657

		204,127,368

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

June 30, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.95%
Carter’s Inc.	884,796	$94,053,815
Deckers Outdoor Corp.[a,b]	559,447	40,263,401
Kate Spade & Co.[a,b]	2,155,685	46,433,455
Skechers U.S.A. Inc. Class Aa	689,898	75,743,901

		256,494,572
THRIFTS & MORTGAGE FINANCE — 0.65%
New York Community Bancorp Inc.[b]	7,480,648	137,494,310
Washington Federal Inc.	1,593,351	37,204,746

		174,699,056
TRADING COMPANIES & DISTRIBUTORS — 0.71%
GATX Corp.	737,599	39,203,387
MSC Industrial Direct Co. Inc. Class A	852,257	59,461,971
NOW Inc.[a,b]	1,808,036	35,997,997
Watsco Inc.	462,582	57,239,896

		191,903,251
WATER UTILITIES — 0.27%
Aqua America Inc.	2,982,479	73,040,911

		73,040,911
WIRELESS TELECOMMUNICATION SERVICES — 0.18%
Telephone & Data Systems Inc.	1,656,622	48,704,687

		48,704,687

TOTAL COMMON STOCKS (Cost: $24,860,126,859)		26,950,333,441

SHORT-TERM INVESTMENTS — 6.26%

MONEY MARKET FUNDS — 6.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,596,487,510	1,596,487,510

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	93,097,912	$93,097,912

		1,689,585,422

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,689,585,422)		1,689,585,422

TOTAL INVESTMENTS IN SECURITIES — 106.11% (Cost: $26,549,712,281)		28,639,918,863
Other Assets, Less Liabilities — (6.11)%		(1,649,572,599)

NET ASSETS — 100.00%		$26,990,346,264

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	153	Sep. 2015	Chicago Mercantile	$22,920,930	$(160,292)

See accompanying notes to schedules of investments.

15

Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.86%
AAR Corp.	807,248	$25,726,994
Aerojet Rocketdyne Holdings Inc.[a,b]	1,498,250	30,878,933
Aerovironment Inc.[a,b]	480,994	12,544,324
American Science & Engineering Inc.	172,197	7,543,951
Cubic Corp.	520,487	24,764,771
Curtiss-Wright Corp.	1,135,431	82,250,622
Engility Holdings Inc.	422,378	10,627,030
Moog Inc. Class Aa,b	924,630	65,352,848
National Presto Industries Inc.[b]	120,170	9,652,054
TASER International Inc.[a,b]	1,276,830	42,531,207

		311,872,734
AIR FREIGHT & LOGISTICS — 0.86%
Atlas Air Worldwide Holdings Inc.[a,b]	597,446	32,835,632
Echo Global Logistics Inc.[a,b]	573,145	18,718,916
Forward Air Corp.	739,912	38,667,801
Hub Group Inc. Class Aa,b	816,498	32,937,529
UTi Worldwide Inc.[a,b]	2,200,307	21,981,067

		145,140,945
AIRLINES — 0.70%
Allegiant Travel Co.	321,289	57,150,887
Hawaiian Holdings Inc.[a,b]	1,307,501	31,053,149
Republic Airways Holdings Inc.[a,b]	1,214,705	11,150,992
SkyWest Inc.	1,235,977	18,589,094

		117,944,122
AUTO COMPONENTS — 0.85%
Dorman Products Inc.[a,b]	733,752	34,970,620
Drew Industries Inc.	576,575	33,452,881
Gentherm Inc.[a,b]	857,582	47,089,828
Standard Motor Products Inc.	498,988	17,524,459
Superior Industries International Inc.	555,709	10,175,032

		143,212,820
AUTOMOBILES — 0.09%
Winnebago Industries Inc.[b]	642,571	15,158,250

		15,158,250
BANKS — 8.43%
Banner Corp.	461,123	22,101,625
BBCN Bancorp Inc.	1,901,137	28,117,816
Boston Private Financial Holdings Inc.	1,985,012	26,619,011
Cardinal Financial Corp.	767,261	16,718,617
Central Pacific Financial Corp.	632,784	15,028,620
City Holding Co.[b]	363,414	17,898,140
Columbia Banking System Inc.	1,281,653	41,704,989
Community Bank System Inc.	974,023	36,788,849
CVB Financial Corp.[b]	2,309,836	40,676,212
First BanCorp/Puerto Rico[a]	2,502,637	12,062,710
First Commonwealth Financial Corp.	2,127,182	20,399,675

Security	Shares	Value

First Financial Bancorp	1,474,343	$26,449,713
First Financial Bankshares Inc.[b]	1,531,907	53,065,259
First Midwest Bancorp Inc./IL	1,862,754	35,336,443
FNB Corp./PA	4,160,623	59,580,121
Glacier Bancorp Inc.	1,803,893	53,070,532
Hanmi Financial Corp.	767,321	19,060,254
Home BancShares Inc./AR	1,404,167	51,336,346
Independent Bank Corp./Rockland MA	630,439	29,561,285
LegacyTexas Financial Group Inc.	865,555	26,139,761
MB Financial Inc.	1,540,440	53,052,754
National Penn Bancshares Inc.	3,347,027	37,754,465
NBT Bancorp Inc.	1,052,796	27,551,671
OFG Bancorp[b]	1,063,936	11,352,197
Old National Bancorp/IN	2,543,267	36,775,641
Pinnacle Financial Partners Inc.	796,982	43,331,911
PrivateBancorp Inc.	1,689,441	67,273,541
S&T Bancorp Inc.	682,272	20,188,428
Simmons First National Corp. Class A	371,299	17,332,237
Southside Bancshares Inc.	557,049	16,282,542
Sterling Bancorp/DE	2,177,496	32,009,191
Susquehanna Bancshares Inc.	4,353,761	61,475,105
Talmer Bancorp Inc. Class A	1,389,035	23,266,336
Texas Capital Bancshares Inc.[a,b]	1,093,048	68,031,308
Tompkins Financial Corp.	286,591	15,395,669
UMB Financial Corp.	974,666	55,575,455
United Bankshares Inc./WV	1,525,782	61,382,210
United Community Banks Inc./GA	1,081,695	22,574,975
Westamerica Bancorp.	610,557	30,924,712
Wilshire Bancorp Inc.	1,687,700	21,315,651
Wintrust Financial Corp.	1,132,416	60,448,366

		1,415,010,343
BIOTECHNOLOGY — 1.19%
Acorda Therapeutics Inc.[a,b]	1,022,389	34,076,225
Emergent BioSolutions Inc.[a,b]	715,242	23,567,224
Ligand Pharmaceuticals Inc.[a,b]	427,518	43,136,566
MiMedx Group Inc.[a]	2,281,833	26,446,444
Momenta Pharmaceuticals Inc.[a]	1,420,823	32,408,973
Repligen Corp.[a,b]	737,930	30,454,371
Spectrum Pharmaceuticals Inc.[a,b]	1,409,589	9,641,589

		199,731,392
BUILDING PRODUCTS — 1.18%
AAON Inc.	996,599	22,443,410
American Woodmark Corp.[a]	300,465	16,480,505
Apogee Enterprises Inc.	697,486	36,715,663
Gibraltar Industries Inc.[a]	698,079	14,219,869
Griffon Corp.	976,057	15,538,827
PGT Inc.[a,b]	1,142,475	16,577,312
Quanex Building Products Corp.	812,026	17,401,717
Simpson Manufacturing Co. Inc.	1,002,441	34,082,994
Universal Forest Products Inc.	477,750	24,857,333

		198,317,630
CAPITAL MARKETS — 1.68%
Calamos Asset Management Inc. Class A	416,523	5,102,407
Evercore Partners Inc. Class A	870,067	46,948,815
Financial Engines Inc.[b]	1,242,533	52,782,802
Greenhill & Co. Inc.	657,939	27,192,619
HFF Inc. Class A	786,466	32,819,226

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2015

Security	Shares	Value

Interactive Brokers Group Inc. Class A	1,396,556	$58,040,867
Investment Technology Group Inc.	818,455	20,297,684
Piper Jaffray Companies[a,b]	381,881	16,665,287
Virtus Investment Partners Inc.	166,203	21,980,347

		281,830,054
CHEMICALS — 2.29%
A Schulman Inc.	703,515	30,757,676
American Vanguard Corp.	609,657	8,413,267
Balchem Corp.	742,663	41,381,182
Calgon Carbon Corp.	1,259,876	24,416,397
Flotek Industries Inc.[a,b]	1,188,236	14,888,597
FutureFuel Corp.	544,135	7,003,017
Hawkins Inc.	228,334	9,222,410
HB Fuller Co.	1,206,206	48,996,088
Innophos Holdings Inc.	499,693	26,303,840
Intrepid Potash Inc.[a,b]	1,355,194	16,181,016
Koppers Holdings Inc.	489,797	12,107,782
Kraton Performance Polymers Inc.[a]	749,317	17,893,690
LSB Industries Inc.[a,b]	467,541	19,094,374
OM Group Inc.	725,412	24,373,843
Quaker Chemical Corp.	318,579	28,302,558
Rayonier Advanced Materials Inc.	1,024,675	16,661,216
Stepan Co.	458,038	24,784,436
Tredegar Corp.	621,498	13,741,321

		384,522,710
COMMERCIAL SERVICES & SUPPLIES — 2.80%
ABM Industries Inc.	1,253,320	41,196,628
Brady Corp. Class A	1,140,539	28,216,935
Brink’s Co. (The)	1,161,872	34,193,893
Essendant Inc.	916,152	35,958,966
G&K Services Inc. Class A	477,683	33,027,003
Healthcare Services Group Inc.[b]	1,707,174	56,422,101
Interface Inc.	1,578,480	39,540,924
Matthews International Corp. Class A	709,040	37,678,386
Mobile Mini Inc.	1,104,250	46,422,670
Tetra Tech Inc.	1,439,630	36,912,113
U.S. Ecology Inc.	517,904	25,232,283
UniFirst Corp./MA	375,179	41,963,771
Viad Corp.	481,119	13,043,136

		469,808,809
COMMUNICATIONS EQUIPMENT — 1.11%
ADTRAN Inc.	1,274,897	20,717,076
Bel Fuse Inc. Class B	258,404	5,302,450
Black Box Corp.	376,536	7,530,720
CalAmp Corp.[a,b]	866,753	15,826,910
Comtech Telecommunications Corp.	385,017	11,184,744
Digi International Inc.[a]	607,487	5,801,501
Harmonic Inc.[a,b]	2,114,257	14,440,375
Ixia[a]	1,424,835	17,724,948
NETGEAR Inc.[a,b]	828,569	24,873,641
ViaSat Inc.[a,b]	1,048,089	63,157,843

		186,560,208
CONSTRUCTION & ENGINEERING — 1.06%
Aegion Corp.[a,b]	896,457	16,978,896
Comfort Systems USA Inc.	894,074	20,518,998

Security	Shares	Value

Dycom Industries Inc.[a,b]	814,060	$47,907,431
EMCOR Group Inc.	1,496,892	71,506,531
MYR Group Inc.[a]	499,049	15,450,557
Orion Marine Group Inc.[a]	677,520	4,891,694

		177,254,107
CONSTRUCTION MATERIALS — 0.19%
Headwaters Inc.[a,b]	1,762,144	32,106,264

		32,106,264
CONSUMER FINANCE — 1.17%
Cash America International Inc.	657,175	17,211,413
Encore Capital Group Inc.[a,b]	577,808	24,695,514
Enova International Inc.[a,b]	634,027	11,843,624
Ezcorp Inc. Class Aa,b	1,175,950	8,737,309
First Cash Financial Services Inc.[a]	673,733	30,715,487
Green Dot Corp. Class Aa,b	963,882	18,429,424
PRA Group Inc.[a,b]	1,153,804	71,893,527
World Acceptance Corp.[a,b]	203,899	12,541,828

		196,068,126
CONTAINERS & PACKAGING — 0.07%
Myers Industries Inc.	588,045	11,172,855

		11,172,855
DISTRIBUTORS — 0.46%
Pool Corp.	1,041,617	73,100,681
VOXX International Corp.[a,b]	484,635	4,012,778

		77,113,459
DIVERSIFIED CONSUMER SERVICES — 0.37%
American Public Education Inc.[a,b]	411,666	10,588,050
Capella Education Co.	259,829	13,945,022
Career Education Corp.[a,b]	1,452,945	4,794,718
Regis Corp.[a]	1,057,217	16,661,740
Strayer Education Inc.[a,b]	262,364	11,307,888
Universal Technical Institute Inc.	519,981	4,471,837

		61,769,255
DIVERSIFIED FINANCIAL SERVICES — 0.49%
MarketAxess Holdings Inc.	891,107	82,667,996

		82,667,996
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.69%
8x8 Inc.[a,b]	2,108,240	18,889,830
Atlantic Tele-Network Inc.	241,039	16,650,974
Cincinnati Bell Inc.[a,b]	5,007,295	19,127,867
Consolidated Communications Holdings Inc.	1,122,916	23,592,465
General Communication Inc. Class Aa,b	716,579	12,189,009
Iridium Communications Inc.[a,b]	1,903,624	17,303,942
Lumos Networks Corp.	494,583	7,314,883

		115,068,970
ELECTRIC UTILITIES — 0.87%
ALLETE Inc.	1,071,204	49,693,154

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2015

Security	Shares	Value

El Paso Electric Co.	968,449	$33,566,442
UIL Holdings Corp.	1,359,333	62,284,638

		145,544,234
ELECTRICAL EQUIPMENT — 1.15%
AZZ Inc.	615,651	31,890,722
Encore Wire Corp.	446,365	19,769,506
EnerSys	1,061,589	74,619,091
Franklin Electric Co. Inc.	944,624	30,539,694
General Cable Corp.	1,168,697	23,058,392
Powell Industries Inc.	218,981	7,701,561
Vicor Corp.[a,b]	406,699	4,957,661

		192,536,627
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.08%
Agilysys Inc.[a,b]	350,231	3,215,121
Anixter International Inc.[a]	653,383	42,567,902
Badger Meter Inc.	346,149	21,977,000
Benchmark Electronics Inc.[a]	1,253,278	27,296,395
Checkpoint Systems Inc.	1,010,121	10,283,032
Coherent Inc.[a,b]	569,353	36,142,528
CTS Corp.	798,453	15,386,189
Daktronics Inc.	936,742	11,109,760
DTS Inc./CAa,b	422,056	12,868,487
Electro Scientific Industries Inc.	641,429	3,380,331
Fabrinet[a,b]	712,048	13,336,659
FARO Technologies Inc.[a,b]	415,614	19,409,174
II-VI Inc.[a]	1,239,942	23,534,099
Insight Enterprises Inc.[a,b]	926,404	27,708,744
Itron Inc.[a]	917,823	31,609,824
Littelfuse Inc.	539,167	51,161,557
Mercury Systems Inc.[a,b]	781,306	11,438,320
Methode Electronics Inc.	916,401	25,155,207
MTS Systems Corp.	356,258	24,563,989
Newport Corp.[a]	944,063	17,899,435
OSI Systems Inc.[a,b]	444,961	31,498,789
Park Electrochemical Corp.	490,153	9,391,331
Plexus Corp.[a]	802,646	35,220,107
Rofin-Sinar Technologies Inc.[a,b]	672,974	18,574,082
Rogers Corp.[a]	445,034	29,434,549
Sanmina Corp.[a,b]	1,973,839	39,792,594
ScanSource Inc.[a,b]	684,054	26,035,095
SYNNEX Corp.	669,999	49,037,227
TTM Technologies Inc.[a,b]	1,509,843	15,083,332

		684,110,859
ENERGY EQUIPMENT & SERVICES — 1.77%
Basic Energy Services Inc.[a,b]	830,935	6,273,559
Bristow Group Inc.	832,168	44,354,554
CARBO Ceramics Inc.[b]	473,018	19,691,739
Era Group Inc.[a]	467,877	9,582,121
Exterran Holdings Inc.	1,657,691	54,123,611
Geospace Technologies Corp.[a,b]	316,334	7,291,499
Gulf Island Fabrication Inc.	322,620	3,603,665
Gulfmark Offshore Inc. Class Ab	616,721	7,153,964
Hornbeck Offshore Services Inc.[a,b]	759,399	15,590,462
ION Geophysical Corp.[a,b]	3,198,464	3,422,357
Matrix Service Co.[a,b]	637,222	11,648,418
Newpark Resources Inc.[a,b]	2,009,591	16,337,975
Pioneer Energy Services Corp.[a]	1,545,654	9,799,446

Security	Shares	Value

SEACOR Holdings Inc.[a,b]	414,227	$29,385,263
Tesco Corp.	852,990	9,297,591
TETRA Technologies Inc.[a,b]	1,914,443	12,214,146
U.S. Silica Holdings Inc.[b]	1,277,479	37,506,784

		297,277,154
FOOD & STAPLES RETAILING — 0.32%
Andersons Inc. (The)	638,275	24,892,725
SpartanNash Co.	898,797	29,246,854

		54,139,579
FOOD PRODUCTS — 1.75%
B&G Foods Inc.	1,384,576	39,501,953
Cal-Maine Foods Inc.[b]	717,979	37,478,504
Calavo Growers Inc.	370,816	19,256,475
Darling Ingredients Inc.[a]	3,945,659	57,843,361
Diamond Foods Inc.[a]	631,885	19,828,551
J&J Snack Foods Corp.	357,204	39,531,767
Sanderson Farms Inc.[b]	476,533	35,816,220
Seneca Foods Corp. Class Aa	160,884	4,467,749
Snyder’s-Lance Inc.	1,247,986	40,272,508

		293,997,088
GAS UTILITIES — 1.81%
Laclede Group Inc. (The)	1,034,560	53,859,194
New Jersey Resources Corp.	2,043,800	56,306,690
Northwest Natural Gas Co.	653,230	27,553,241
Piedmont Natural Gas Co. Inc.[b]	1,886,307	66,605,500
South Jersey Industries Inc.	1,628,761	40,279,260
Southwest Gas Corp.	1,118,639	59,522,781

		304,126,666
HEALTH CARE EQUIPMENT & SUPPLIES — 4.68%
Abaxis Inc.	508,889	26,197,606
ABIOMED Inc.[a,b]	897,045	58,962,768
Analogic Corp.	297,409	23,465,570
AngioDynamics Inc.[a,b]	621,858	10,198,471
Anika Therapeutics Inc.[a,b]	348,864	11,522,978
Cantel Medical Corp.	843,529	45,272,201
CONMED Corp.	659,308	38,417,877
CryoLife Inc.	613,147	6,916,298
Cyberonics Inc.[a,b]	620,961	36,922,341
Cynosure Inc. Class Aa,b	529,905	20,443,735
Greatbatch Inc.[a]	609,701	32,875,078
Haemonetics Corp.[a,b]	1,234,362	51,053,212
ICU Medical Inc.[a,b]	331,775	31,737,597
Integra LifeSciences Holdings Corp.[a,b]	608,333	40,983,394
Invacare Corp.	703,938	15,226,179
Masimo Corp.[a,b]	1,135,871	44,003,643
Meridian Bioscience Inc.[b]	995,885	18,563,296
Merit Medical Systems Inc.[a,b]	1,051,048	22,639,574
Natus Medical Inc.[a,b]	787,649	33,522,341
Neogen Corp.[a,b]	884,840	41,976,810
NuVasive Inc.[a,b]	1,154,837	54,716,177
SurModics Inc.[a,b]	310,555	7,273,198
Vascular Solutions Inc.[a,b]	374,882	13,015,903
West Pharmaceutical Services Inc.	1,717,698	99,763,900

		785,670,147

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2015

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 3.71%
Aceto Corp.	656,463	$16,168,684
Air Methods Corp.[a,b]	858,511	35,490,845
Almost Family Inc.[a,b]	189,680	7,570,129
Amedisys Inc.[a,b]	804,481	31,962,030
AMN Healthcare Services Inc.[a,b]	1,136,201	35,892,590
AmSurg Corp.[a,b]	1,155,930	80,857,303
Bio-Reference Laboratories Inc.[a,b]	591,524	24,400,365
Chemed Corp.	407,842	53,468,086
CorVel Corp.[a]	211,901	6,785,070
Cross Country Healthcare Inc.[a]	721,641	9,150,408
Ensign Group Inc. (The)	547,165	27,938,245
ExamWorks Group Inc.[a,b]	839,585	32,827,773
Hanger Inc.[a,b]	845,131	19,809,871
HealthEquity Inc.[a]	814,138	26,093,123
Healthways Inc.[a,b]	853,158	10,220,833
IPC Healthcare Inc.[a,b]	415,464	23,012,551
Kindred Healthcare Inc.	1,993,544	40,449,008
Landauer Inc.	230,524	8,215,875
LHC Group Inc.[a,b]	296,770	11,351,452
Magellan Health Inc.[a,b]	652,699	45,734,619
PharMerica Corp.[a]	726,355	24,187,621
Providence Service Corp. (The)[a,b]	287,738	12,741,039
Select Medical Holdings Corp.	2,317,478	37,543,144

		621,870,664
HEALTH CARE TECHNOLOGY — 1.10%
Computer Programs & Systems Inc.[b]	251,077	13,412,533
HealthStream Inc.[a,b]	572,654	17,420,135
MedAssets Inc.[a,b]	1,442,423	31,819,852
Medidata Solutions Inc.[a,b]	1,319,898	71,696,859
Omnicell Inc.[a,b]	866,089	32,660,216
Quality Systems Inc.	1,051,384	17,421,433

		184,431,028
HOTELS, RESTAURANTS & LEISURE — 4.10%
Biglari Holdings Inc.[a,b]	41,151	17,026,226
BJ’s Restaurants Inc.[a,b]	520,314	25,209,213
Bob Evans Farms Inc./DE	565,043	28,845,445
Boyd Gaming Corp.[a,b]	1,899,081	28,391,261
Cracker Barrel Old Country Store Inc.	572,020	85,322,503
DineEquity Inc.	395,928	39,232,506
Interval Leisure Group Inc.	947,579	21,652,180
Jack in the Box Inc.	892,541	78,686,415
Marcus Corp. (The)	447,425	8,581,611
Marriott Vacations Worldwide Corp.	659,372	60,497,381
Monarch Casino & Resort Inc.[a]	244,961	5,036,398
Papa John’s International Inc.	703,093	53,160,862
Pinnacle Entertainment Inc.[a,b]	1,155,634	43,082,035
Popeyes Louisiana Kitchen Inc.[a,b]	553,168	33,184,548
Red Robin Gourmet Burgers Inc.[a,b]	337,539	28,967,597
Ruby Tuesday Inc.[a,b]	1,490,747	9,346,984
Ruth’s Hospitality Group Inc.	837,880	13,506,626
Scientific Games Corp. Class Aa,b	1,190,488	18,500,184
Sonic Corp.	1,180,305	33,992,784
Texas Roadhouse Inc.	1,504,505	56,313,622

		688,536,381

Security	Shares	Value

HOUSEHOLD DURABLES — 1.90%
Ethan Allen Interiors Inc.[b]	623,168	$16,414,245
Helen of Troy Ltd.[a,b]	639,658	62,360,258
iRobot Corp.[a,b]	710,602	22,653,992
La-Z-Boy Inc.	1,223,098	32,216,401
M/I Homes Inc.[a,b]	587,552	14,494,908
Meritage Homes Corp.[a,b]	899,023	42,334,993
Ryland Group Inc. (The)	1,117,495	51,818,243
Standard Pacific Corp.[a,b]	3,553,215	31,659,146
TopBuild Corp.	921,897	26,735,013
Universal Electronics Inc.[a]	378,777	18,878,246

		319,565,445
HOUSEHOLD PRODUCTS — 0.24%
Central Garden & Pet Co. Class Aa,b	1,010,460	11,529,348
WD-40 Co.	327,242	28,522,413

		40,051,761
INSURANCE — 2.67%
American Equity Investment Life Holding Co.	1,840,463	49,655,692
AMERISAFE Inc.	453,234	21,329,192
eHealth Inc.[a,b]	431,362	5,473,984
Employers Holdings Inc.	763,862	17,400,776
HCI Group Inc.	213,421	9,435,342
Horace Mann Educators Corp.	982,923	35,758,739
Infinity Property & Casualty Corp.	274,157	20,792,067
Meadowbrook Insurance Group Inc.	1,118,920	9,622,712
Montpelier Re Holdings Ltd.	889,447	35,133,156
Navigators Group Inc. (The)[a,b]	261,553	20,286,051
ProAssurance Corp.	1,313,751	60,708,434
RLI Corp.	887,190	45,592,694
Safety Insurance Group Inc.	303,907	17,538,473
Selective Insurance Group Inc.	1,360,476	38,161,352
Stewart Information Services Corp.	526,805	20,966,839
United Fire Group Inc.	501,263	16,421,376
United Insurance Holdings Corp.	404,895	6,292,068
Universal Insurance Holdings Inc.	728,843	17,638,001

		448,206,948
INTERNET & CATALOG RETAIL — 0.28%
Blue Nile Inc.[a,b]	285,296	8,670,145
FTD Companies Inc.[a,b]	437,151	12,323,287
NutriSystem Inc.	700,802	17,435,954
PetMed Express Inc.[b]	490,591	8,472,507

		46,901,893
INTERNET SOFTWARE & SERVICES — 2.06%
Blucora Inc.[a,b]	978,288	15,799,351
comScore Inc.[a,b]	806,273	42,942,100
Dealertrack Technologies Inc.[a,b]	1,073,584	67,410,339
DHI Group Inc.[a,b]	921,390	8,191,157
j2 Global Inc.[b]	1,093,510	74,293,069
Liquidity Services Inc.[a,b]	591,443	5,695,596
LivePerson Inc.[a,b]	1,237,971	12,144,496
LogMeIn Inc.[a,b]	588,273	37,937,726
Monster Worldwide Inc.[a,b]	2,173,793	14,216,606
NIC Inc.	1,456,913	26,632,370
QuinStreet Inc.[a,b]	820,432	5,291,786

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2015

Security	Shares	Value

Stamps.com Inc.[a,b]	360,473	$26,519,999
XO Group Inc.[a]	572,670	9,363,155

		346,437,750
IT SERVICES — 2.03%
CACI International Inc. Class Aa,b	577,488	46,713,004
Cardtronics Inc.[a,b]	1,071,948	39,715,674
CIBER Inc.[a,b]	1,709,867	5,899,041
CSG Systems International Inc.	782,835	24,784,556
ExlService Holdings Inc.[a]	761,442	26,330,664
Forrester Research Inc.	263,163	9,479,131
Heartland Payment Systems Inc.	874,179	47,249,375
iGATE Corp.[a,b]	850,702	40,569,978
ManTech International Corp./VA Class A	564,616	16,373,864
Perficient Inc.[a,b]	846,159	16,280,099
Sykes Enterprises Inc.[a,b]	931,806	22,596,296
TeleTech Holdings Inc.	417,320	11,301,026
Virtusa Corp.[a,b]	644,644	33,134,702

		340,427,410
LEISURE PRODUCTS — 0.32%
Arctic Cat Inc.	309,486	10,278,030
Callaway Golf Co.	1,867,295	16,693,617
Sturm Ruger & Co. Inc.	451,199	25,921,383

		52,893,030
LIFE SCIENCES TOOLS & SERVICES — 0.99%
Affymetrix Inc.[a,b]	1,849,055	20,191,680
Albany Molecular Research Inc.[a,b]	577,826	11,683,642
Cambrex Corp.[a]	748,156	32,873,975
Luminex Corp.[a,b]	918,360	15,850,893
PAREXEL International Corp.[a,b]	1,317,209	84,709,711

		165,309,901
MACHINERY — 3.72%
Actuant Corp. Class A	1,423,090	32,859,148
Albany International Corp. Class A	687,854	27,376,589
Astec Industries Inc.	450,581	18,843,297
Barnes Group Inc.	1,177,727	45,919,576
Briggs & Stratton Corp.[b]	1,066,465	20,540,116
CIRCOR International Inc.	409,975	22,355,937
EnPro Industries Inc.	545,362	31,205,614
ESCO Technologies Inc.	623,704	23,332,767
Federal Signal Corp.	1,494,835	22,287,990
Harsco Corp.	1,911,672	31,542,588
Hillenbrand Inc.	1,517,406	46,584,364
John Bean Technologies Corp.	698,537	26,258,006
Lindsay Corp.[b]	282,257	24,813,213
Lydall Inc.[a,b]	406,032	12,002,306
Mueller Industries Inc.	1,359,813	47,212,707
Standex International Corp.	305,420	24,412,220
Tennant Co.	439,773	28,734,768
Titan International Inc.[b]	1,284,053	13,790,729
Toro Co. (The)	1,314,051	89,066,377
Watts Water Technologies Inc. Class A	674,805	34,988,639

		624,126,951

Security	Shares	Value

MARINE — 0.26%
Matson Inc.	1,037,987	$43,636,974

		43,636,974
MEDIA — 0.63%
EW Scripps Co. (The) Class A	1,267,456	28,961,370
Gannett Co. Inc.[a]	2,720,624	38,061,530
Harte-Hanks Inc.	1,035,365	6,170,775
Scholastic Corp.	641,899	28,327,003
Sizmek Inc.[a]	528,843	3,754,785

		105,275,463
METALS & MINING — 1.23%
AK Steel Holding Corp.[a,b]	4,248,842	16,443,018
AM Castle & Co.[a,b]	440,347	2,716,941
Century Aluminum Co.[a,b]	1,201,798	12,534,753
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Globe Specialty Metals Inc.	1,533,488	27,142,738
Haynes International Inc.	301,480	14,868,994
Kaiser Aluminum Corp.[b]	415,460	34,516,417
Materion Corp.	481,901	16,987,010
Olympic Steel Inc.	219,917	3,835,352
RTI International Metals Inc.[a]	736,258	23,206,852
Stillwater Mining Co.[a,b]	2,883,730	33,422,431
SunCoke Energy Inc.	1,559,694	20,276,022

		205,954,018
MULTI-UTILITIES — 0.58%
Avista Corp.	1,368,550	41,946,058
NorthWestern Corp.	1,123,406	54,766,042

		96,712,100
MULTILINE RETAIL — 0.17%
Fred’s Inc. Class A	835,587	16,118,473
Tuesday Morning Corp.[a,b]	1,059,193	11,931,809

		28,050,282
OIL, GAS & CONSUMABLE FUELS — 1.48%
Approach Resources Inc.[a,b]	897,348	6,146,834
Bill Barrett Corp.[a,b]	1,203,446	10,337,601
Bonanza Creek Energy Inc.[a,b]	925,898	16,897,638
Carrizo Oil & Gas Inc.[a,b]	1,130,447	55,663,210
Cloud Peak Energy Inc.[a,b]	1,485,904	6,924,313
Comstock Resources Inc.[b]	1,067,784	3,555,721
Contango Oil & Gas Co.[a,b]	382,795	4,696,895
Green Plains Inc.	825,632	22,746,162
Northern Oil and Gas Inc.[a,b]	1,393,481	9,433,866
PDC Energy Inc.[a,b]	956,536	51,308,591
Penn Virginia Corp.[a,b]	1,722,449	7,544,327
PetroQuest Energy Inc.[a,b]	1,409,556	2,790,921
Rex Energy Corp.[a,b]	1,196,756	6,689,866
Stone Energy Corp.[a,b]	1,367,723	17,219,633
Swift Energy Co.[a,b]	1,074,049	2,180,319
Synergy Resources Corp.[a,b]	2,164,171	24,736,474

		248,872,371

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 1.26%
Boise Cascade Co.[a,b]	944,516	$34,644,847
Clearwater Paper Corp.[a]	455,463	26,098,030
Deltic Timber Corp.	265,221	17,939,548
KapStone Paper and Packaging Corp.	2,023,221	46,776,870
Neenah Paper Inc.	399,815	23,573,092
PH Glatfelter Co.	1,032,448	22,703,532
Schweitzer-Mauduit International Inc.	728,249	29,042,570
Wausau Paper Corp.	1,215,313	11,156,573

		211,935,062
PERSONAL PRODUCTS — 0.13%
Inter Parfums Inc.	407,848	13,838,283
Medifast Inc.[a,b]	269,829	8,720,873

		22,559,156
PHARMACEUTICALS — 1.92%
ANI Pharmaceuticals Inc.[a,b]	196,947	12,220,561
Depomed Inc.[a,b]	1,432,953	30,751,171
Impax Laboratories Inc.[a,b]	1,592,231	73,115,247
Lannett Co. Inc.[a,b]	640,738	38,085,467
Medicines Co. (The)[a,b]	1,581,952	45,259,647
Nektar Therapeutics[a]	3,142,056	39,307,121
Prestige Brands Holdings Inc.[a,b]	1,248,894	57,748,859
Sagent Pharmaceuticals Inc.[a,b]	546,822	13,293,243
Supernus Pharmaceuticals Inc.[a,b]	684,829	11,628,396

		321,409,712
PROFESSIONAL SERVICES — 1.55%
CDI Corp.	358,148	4,655,924
Exponent Inc.	620,580	27,789,572
Heidrick & Struggles International Inc.	394,507	10,288,743
Insperity Inc.	542,486	27,612,537
Kelly Services Inc. Class A	712,498	10,936,844
Korn/Ferry International	1,204,236	41,871,286
Navigant Consulting Inc.[a]	1,152,549	17,138,404
On Assignment Inc.[a]	1,112,003	43,679,478
Resources Connection Inc.	898,230	14,452,521
TrueBlue Inc.[a]	1,002,219	29,966,348
WageWorks Inc.[a]	794,102	32,121,426

		260,513,083
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.70%
Acadia Realty Trust[b]	1,642,898	47,824,761
Agree Realty Corp.[b]	422,838	12,334,184
American Assets Trust Inc.	715,104	28,039,228
Associated Estates Realty Corp.[b]	1,382,897	39,592,341
Capstead Mortgage Corp.[b]	2,290,131	25,420,454
CareTrust REIT Inc.[b]	675,656	8,560,562
Cedar Realty Trust Inc.	1,769,992	11,327,949
Chesapeake Lodging Trust	1,424,860	43,429,733
CoreSite Realty Corp.[b]	633,780	28,798,963
Cousins Properties Inc.[b]	4,914,481	51,012,313
DiamondRock Hospitality Co.[b]	4,793,010	61,398,458
EastGroup Properties Inc.[b]	771,625	43,388,474
Education Realty Trust Inc.[b]	1,155,194	36,226,884
EPR Properties[b]	1,365,447	74,799,187
Franklin Street Properties Corp.[b]	2,131,470	24,106,926

Security	Shares	Value

GEO Group Inc. (The)	1,781,823	$60,867,074
Getty Realty Corp.[b]	622,081	10,177,245
Government Properties Income Trust[b]	1,505,797	27,932,534
Healthcare Realty Trust Inc.[b]	2,397,524	55,766,408
Inland Real Estate Corp.[b]	2,110,115	19,877,283
Kite Realty Group Trust[b]	1,996,221	48,847,528
Lexington Realty Trust[b]	5,072,284	43,012,968
LTC Properties Inc.[b]	849,138	35,324,141
Medical Properties Trust Inc.[b]	4,988,740	65,402,381
Parkway Properties Inc./Mdb	2,018,860	35,208,918
Pennsylvania REIT[b]	1,651,308	35,238,913
Post Properties Inc.[b]	1,303,601	70,876,786
PS Business Parks Inc.[b]	463,591	33,448,091
Retail Opportunity Investments Corp.[b]	2,245,056	35,067,775
Sabra Health Care REIT Inc.[b]	1,555,945	40,050,024
Saul Centers Inc.[b]	272,892	13,423,557
Sovran Self Storage Inc.[b]	856,559	74,443,543
Summit Hotel Properties Inc.[b]	2,065,435	26,871,309
Universal Health Realty Income Trust[b]	269,428	12,517,625
Urstadt Biddle Properties Inc. Class Ab	583,572	10,901,125

		1,291,515,645
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
Forestar Group Inc.[a,b]	801,610	10,549,188

		10,549,188
ROAD & RAIL — 0.83%
ArcBest Corp.	578,485	18,395,823
Celadon Group Inc.	649,794	13,437,740
Heartland Express Inc.	1,321,927	26,742,583
Knight Transportation Inc.	1,474,154	39,418,878
Roadrunner Transportation Systems Inc.[a,b]	665,373	17,166,623
Saia Inc.[a,b]	599,806	23,566,378

		138,728,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.81%
Advanced Energy Industries Inc.[a]	918,782	25,257,317
Brooks Automation Inc.	1,612,054	18,458,018
Cabot Microelectronics Corp.[a]	590,787	27,831,976
CEVA Inc.[a,b]	494,546	9,609,029
Cirrus Logic Inc.[a,b]	1,514,487	51,537,993
Cohu Inc.	624,160	8,257,637
Diodes Inc.[a,b]	883,239	21,294,892
DSP Group Inc.[a]	534,682	5,523,265
Exar Corp.[a,b]	1,148,430	11,231,645
Kopin Corp.[a]	1,470,896	5,074,591
Kulicke & Soffa Industries Inc.[a,b]	1,833,341	21,468,423
Micrel Inc.	1,074,969	14,942,069
Microsemi Corp.[a]	2,272,475	79,423,001
MKS Instruments Inc.	1,274,760	48,364,394
Monolithic Power Systems Inc.	878,120	44,529,465
Nanometrics Inc.[a,b]	576,467	9,292,648
Pericom Semiconductor Corp.	487,276	6,407,679
Power Integrations Inc.	703,202	31,770,666
Rudolph Technologies Inc.[a,b]	762,253	9,154,659
Semtech Corp.[a]	1,585,848	31,479,083
Synaptics Inc.[a,b]	879,450	76,279,096
Tessera Technologies Inc.	1,118,574	42,483,441
Ultratech Inc.[a,b]	661,719	12,281,505
Veeco Instruments Inc.[a,b]	965,136	27,738,009

		639,690,501

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2015

Security	Shares	Value

SOFTWARE — 2.36%
Blackbaud Inc.	1,119,293	$63,743,736
Bottomline Technologies de Inc.[a,b]	901,694	25,076,110
Ebix Inc.[b]	669,105	21,819,514
Epiq Systems Inc.	762,834	12,876,638
Interactive Intelligence Group Inc.[a,b]	413,043	18,368,022
MicroStrategy Inc. Class Aa	216,471	36,817,388
Monotype Imaging Holdings Inc.	957,102	23,075,729
NetScout Systems Inc.[a,b]	886,319	32,501,318
Progress Software Corp.[a]	1,208,911	33,245,053
Synchronoss Technologies Inc.[a,b]	878,795	40,187,295
Take-Two Interactive Software Inc.[a,b]	2,020,591	55,707,694
Tangoe Inc.[a,b]	875,424	11,012,834
VASCO Data Security International Inc.[a,b]	703,778	21,247,058

		395,678,389
SPECIALTY RETAIL — 4.22%
Barnes & Noble Inc.[a,b]	1,086,453	28,204,320
Big 5 Sporting Goods Corp.	439,897	6,250,936
Buckle Inc. (The)[b]	677,341	31,001,898
Caleres Inc.	1,046,541	33,259,073
Cato Corp. (The) Class A	617,179	23,921,858
Children’s Place Inc. (The)	492,634	32,223,190
Christopher & Banks Corp.[a,b]	902,222	3,617,910
Finish Line Inc. (The) Class A	1,100,386	30,612,739
Francesca’s Holdings Corp.[a,b]	1,012,877	13,643,453
Genesco Inc.[a,b]	574,172	37,912,577
Group 1 Automotive Inc.	510,258	46,346,734
Haverty Furniture Companies Inc.	498,989	10,788,142
Hibbett Sports Inc.[a,b]	588,315	27,403,713
Kirkland’s Inc.[b]	355,300	9,902,211
Lithia Motors Inc. Class A	547,234	61,924,999
Lumber Liquidators Holdings Inc.[a,b]	646,426	13,387,483
MarineMax Inc.[a,b]	610,757	14,358,897
Men’s Wearhouse Inc. (The)	1,096,129	70,228,985
Monro Muffler Brake Inc.[b]	760,226	47,255,648
Outerwall Inc.[b]	440,856	33,553,550
Pep Boys-Manny Moe & Jack (The)[a]	1,289,530	15,822,533
Select Comfort Corp.[a,b]	1,249,427	37,570,270
Sonic Automotive Inc. Class A	789,752	18,819,790
Stage Stores Inc.	763,543	13,384,909
Stein Mart Inc.	685,320	7,175,300
Vitamin Shoppe Inc.[a,b]	710,881	26,494,535
Zumiez Inc.[a,b]	515,511	13,728,058

		708,793,711
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.62%
Electronics For Imaging Inc.[a,b]	1,119,738	48,719,800
QLogic Corp.[a]	2,085,194	29,588,903
Super Micro Computer Inc.[a,b]	858,613	25,397,773

		103,706,476
TEXTILES, APPAREL & LUXURY GOODS — 1.83%
Crocs Inc.[a,b]	1,839,888	27,064,753
G-III Apparel Group Ltd.[a,b]	912,979	64,228,073
Iconix Brand Group Inc.[a,b]	1,140,764	28,484,877

Security	Shares	Value

Movado Group Inc.	408,333	$11,090,324
Oxford Industries Inc.	348,551	30,480,785
Perry Ellis International Inc.[a,b]	286,772	6,816,570
Steven Madden Ltd.[a,b]	1,333,814	57,060,563
Unifi Inc.[a,b]	343,500	11,507,250
Wolverine World Wide Inc.	2,464,659	70,193,488

		306,926,683
THRIFTS & MORTGAGE FINANCE — 1.22%
Astoria Financial Corp.	2,126,397	29,323,015
Bank Mutual Corp.	1,051,363	8,063,954
BofI Holding Inc.[a,b]	322,763	34,119,277
Brookline Bancorp Inc.	1,685,260	19,026,585
Dime Community Bancshares Inc.	725,215	12,285,142
Northwest Bancshares Inc.	2,257,442	28,940,406
Oritani Financial Corp.	897,132	14,398,969
Provident Financial Services Inc.	1,292,629	24,547,025
TrustCo Bank Corp. NY	2,301,469	16,179,327
Walker & Dunlop Inc.[a,b]	637,001	17,033,407

		203,917,107
TOBACCO — 0.18%
Universal Corp./VA	539,874	30,945,578

		30,945,578
TRADING COMPANIES & DISTRIBUTORS — 0.52%
Applied Industrial Technologies Inc.	959,378	38,039,338
DXP Enterprises Inc.[a,b]	302,641	14,072,807
Kaman Corp.	650,744	27,292,203
Veritiv Corp.[a,b]	196,124	7,150,681

		86,555,029
WATER UTILITIES — 0.20%
American States Water Co.	902,675	33,751,018

		33,751,018
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Spok Holdings Inc.	519,849	8,754,257

		8,754,257

TOTAL COMMON STOCKS
(Cost: $14,228,306,885)		16,762,922,393

SHORT-TERM INVESTMENTS — 10.64%

MONEY MARKET FUNDS — 10.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,679,494,685	1,679,494,685
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	97,938,410	97,938,410

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	7,759,950	$7,759,950

		1,785,193,045
TOTAL SHORT-TERM INVESTMENTS (Cost: $1,785,193,045)		1,785,193,045

TOTAL INVESTMENTS IN SECURITIES — 110.54% (Cost: $16,013,499,930)		18,548,115,438
Other Assets, Less Liabilities — (10.54)%		(1,769,242,171)

NET ASSETS — 100.00%		$16,778,873,267

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	106	Sep. 2015	ICE Markets Equity	$13,254,240	$50,594

See accompanying notes to schedules of investments.

23

Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.52%
AAR Corp.	4,038	$128,691
Aerojet Rocketdyne Holdings Inc.[a]	7,682	158,326
Aerovironment Inc.[a,b]	2,711	70,703
American Science & Engineering Inc.	1,016	44,511
B/E Aerospace Inc.	12,192	669,341
Boeing Co. (The)	74,859	10,384,441
Cubic Corp.	2,572	122,376
Curtiss-Wright Corp.	5,582	404,360
Engility Holdings Inc.	1,981	49,842
Esterline Technologies Corp.[a]	3,641	347,133
General Dynamics Corp.	36,364	5,152,415
Honeywell International Inc.	90,993	9,278,556
Huntington Ingalls Industries Inc.	5,599	630,391
KLX Inc.[a]	6,096	269,017
L-3 Communications Holdings Inc.	9,571	1,085,160
Lockheed Martin Corp.	31,138	5,788,554
Moog Inc. Class Aa	4,492	317,495
National Presto Industries Inc.	511	41,044
Northrop Grumman Corp.	22,524	3,572,982
Orbital ATK Inc.	6,968	511,173
Precision Castparts Corp.	16,129	3,223,703
Raytheon Co.	35,502	3,396,831
Rockwell Collins Inc.	15,369	1,419,327
TASER International Inc.[a,b]	5,988	199,460
Teledyne Technologies Inc.[a]	4,087	431,219
Textron Inc.	32,396	1,445,834
Triumph Group Inc.	5,758	379,970
United Technologies Corp.	96,365	10,689,769

		60,212,624
AIR FREIGHT & LOGISTICS — 0.66%
Atlas Air Worldwide Holdings Inc.[a]	3,040	167,078
CH Robinson Worldwide Inc.	17,125	1,068,429
Echo Global Logistics Inc.[a,b]	2,760	90,142
Expeditors International of Washington Inc.	22,330	1,029,525
FedEx Corp.	30,716	5,234,006
Forward Air Corp.	3,655	191,010
Hub Group Inc. Class Aa	4,092	165,071
United Parcel Service Inc. Class B	80,784	7,828,777
UTi Worldwide Inc.[a]	10,145	101,349

		15,875,387
AIRLINES — 0.50%
Alaska Air Group Inc.	15,160	976,759
Allegiant Travel Co.	1,589	282,651
American Airlines Group Inc.	80,853	3,228,865
Delta Air Lines Inc.	95,624	3,928,234
Hawaiian Holdings Inc.[a]	6,312	149,910
JetBlue Airways Corp.[a]	30,217	627,305
Republic Airways Holdings Inc.[a]	5,715	52,464
SkyWest Inc.	5,612	84,404
Southwest Airlines Co.	77,865	2,576,553

		11,907,145

Security	Shares	Value

AUTO COMPONENTS — 0.45%
BorgWarner Inc.	26,406	$1,500,917
Dana Holding Corp.	18,935	389,683
Delphi Automotive PLC	33,636	2,862,087
Dorman Products Inc.[a,b]	3,570	170,146
Drew Industries Inc.	2,949	171,101
Gentex Corp./MI	33,953	557,508
Gentherm Inc.[a]	4,130	226,778
Goodyear Tire & Rubber Co. (The)	31,553	951,323
Johnson Controls Inc.	76,226	3,775,474
Standard Motor Products Inc.	2,585	90,785
Superior Industries International Inc.	2,558	46,837

		10,742,639
AUTOMOBILES — 0.58%
Ford Motor Co.	462,302	6,939,153
General Motors Co.	157,296	5,242,676
Harley-Davidson Inc.	24,385	1,374,095
Thor Industries Inc.	5,252	295,582
Winnebago Industries Inc.	3,094	72,987

		13,924,493
BANKS — 6.22%
Associated Banc-Corp.	17,513	354,989
BancorpSouth Inc.	10,098	260,124
Bank of America Corp.	1,222,245	20,802,610
Bank of Hawaii Corp.	5,114	341,002
Bank of the Ozarks Inc.	8,162	373,411
Banner Corp.	2,226	106,692
BB&T Corp.	85,096	3,430,220
BBCN Bancorp Inc.	9,034	133,613
Boston Private Financial Holdings Inc.	10,074	135,092
Cardinal Financial Corp.	3,521	76,723
Cathay General Bancorp	8,557	277,675
Central Pacific Financial Corp.	3,077	73,079
Citigroup Inc.	353,118	19,506,238
City Holding Co.	1,602	78,899
City National Corp./CA	5,572	503,653
Columbia Banking System Inc.	6,064	197,323
Comerica Inc.	20,914	1,073,306
Commerce Bancshares Inc./MO	9,507	444,642
Community Bank System Inc.	4,559	172,193
Cullen/Frost Bankers Inc.	6,508	511,399
CVB Financial Corp.	11,267	198,412
East West Bancorp Inc.	16,788	752,438
Fifth Third Bancorp	94,156	1,960,328
First BanCorp/Puerto Rico[a]	12,643	60,939
First Commonwealth Financial Corp.	10,046	96,341
First Financial Bancorp	7,644	137,133
First Financial Bankshares Inc.[b]	7,778	269,430
First Horizon National Corp.	26,724	418,765
First Midwest Bancorp Inc./IL	9,300	176,421
First Niagara Financial Group Inc.	41,893	395,470
FirstMerit Corp.	18,819	392,000
FNB Corp./PA	19,747	282,777
Fulton Financial Corp.	21,362	278,988
Glacier Bancorp Inc.	9,041	265,986
Hancock Holding Co.	9,151	292,008
Hanmi Financial Corp.	4,028	100,056
Home BancShares Inc./AR	6,658	243,416

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

Huntington Bancshares Inc./OH	94,125	$1,064,554
Independent Bank Corp./Rockland MA	3,033	142,217
International Bancshares Corp.	7,048	189,380
JPMorgan Chase & Co.	431,881	29,264,257
KeyCorp	98,735	1,483,000
LegacyTexas Financial Group Inc.	4,011	121,132
M&T Bank Corp.[b]	15,494	1,935,665
MB Financial Inc.	7,766	267,461
National Penn Bancshares Inc.	16,801	189,515
NBT Bancorp Inc.	5,069	132,656
OFG Bancorp	5,172	55,185
Old National Bancorp/IN	12,116	175,197
PacWest Bancorp	11,177	522,637
People’s United Financial Inc.	35,974	583,139
Pinnacle Financial Partners Inc.	3,826	208,020
PNC Financial Services Group Inc. (The)[c]	60,302	5,767,886
PrivateBancorp Inc.	8,230	327,719
Prosperity Bancshares Inc.	6,994	403,834
Regions Financial Corp.	156,438	1,620,698
S&T Bancorp Inc.	3,192	94,451
Signature Bank/New York NYa	5,918	866,336
Simmons First National Corp. Class A	2,011	93,873
Southside Bancshares Inc.	2,664	77,869
Sterling Bancorp/DE	10,449	153,600
SunTrust Banks Inc.	60,147	2,587,524
Susquehanna Bancshares Inc.	21,289	300,601
SVB Financial Group[a]	5,948	856,393
Synovus Financial Corp.	15,612	481,162
Talmer Bancorp Inc. Class A	6,684	111,957
TCF Financial Corp.	19,254	319,809
Texas Capital Bancshares Inc.[a,b]	5,439	338,523
Tompkins Financial Corp.	1,488	79,935
Trustmark Corp.	7,648	191,047
U.S. Bancorp/MN	206,391	8,957,369
UMB Financial Corp.	4,543	259,042
Umpqua Holdings Corp.	25,334	455,759
United Bankshares Inc./WVb	7,581	304,984
United Community Banks Inc./GA	5,041	105,206
Valley National Bancorp	25,153	259,327
Webster Financial Corp.	10,571	418,083
Wells Fargo & Co.	545,308	30,668,122
Westamerica Bancorp.	3,072	155,597
Wilshire Bancorp Inc.	8,592	108,517
Wintrust Financial Corp.	5,609	299,408
Zions BanCorp.	23,365	741,488

		148,913,925
BEVERAGES — 1.86%
Boston Beer Co. Inc. (The)[a,b]	1,051	243,821
Brown-Forman Corp. Class B	18,191	1,822,374
Coca-Cola Co. (The)	456,556	17,910,692
Coca-Cola Enterprises Inc.	25,018	1,086,782
Constellation Brands Inc. Class A	19,729	2,288,959
Dr. Pepper Snapple Group Inc.	22,272	1,623,629
Molson Coors Brewing Co. Class B	18,571	1,296,441
Monster Beverage Corp.[a]	17,028	2,282,093
PepsiCo Inc.	171,793	16,035,159

		44,589,950
BIOTECHNOLOGY — 2.92%
Acorda Therapeutics Inc.[a,b]	4,997	166,550

Security	Shares	Value

Alexion Pharmaceuticals Inc.[a]	26,053	$4,709,601
Amgen Inc.	88,496	13,585,906
Biogen Inc.[a]	27,381	11,060,281
Celgene Corp.[a]	92,321	10,684,771
Emergent BioSolutions Inc.[a]	3,686	121,454
Gilead Sciences Inc.	171,034	20,024,661
Ligand Pharmaceuticals Inc.[a,b]	2,051	206,946
MiMedx Group Inc.[a]	11,113	128,800
Momenta Pharmaceuticals Inc.[a,b]	6,789	154,857
Regeneron Pharmaceuticals Inc.[a]	8,779	4,478,431
Repligen Corp.[a,b]	3,494	144,197
Spectrum Pharmaceuticals Inc.[a,b]	8,135	55,643
United Therapeutics Corp.[a]	5,376	935,155
Vertex Pharmaceuticals Inc.[a]	28,383	3,504,733

		69,961,986
BUILDING PRODUCTS — 0.20%
AAON Inc.	4,641	104,515
Allegion PLC	11,146	670,321
American Woodmark Corp.[a]	1,438	78,874
AO Smith Corp.	8,731	628,457
Apogee Enterprises Inc.	3,546	186,662
Fortune Brands Home & Security Inc.	18,299	838,460
Gibraltar Industries Inc.[a]	3,551	72,334
Griffon Corp.	5,132	81,701
Lennox International Inc.	4,732	509,589
Masco Corp.	40,571	1,082,029
PGT Inc.[a]	5,676	82,359
Quanex Building Products Corp.	4,082	87,477
Simpson Manufacturing Co. Inc.	5,112	173,808
Universal Forest Products Inc.	2,459	127,942

		4,724,528
CAPITAL MARKETS — 2.29%
Affiliated Managers Group Inc.[a,b]	6,410	1,401,226
Ameriprise Financial Inc.	21,134	2,640,271
Bank of New York Mellon Corp. (The)	130,676	5,484,472
BlackRock Inc.[c]	14,794	5,118,428
Calamos Asset Management Inc. Class A	2,073	25,394
Charles Schwab Corp. (The)	134,651	4,396,355
E*TRADE Financial Corp.[a]	33,579	1,005,691
Eaton Vance Corp. NVS	13,777	539,094
Evercore Partners Inc. Class A	4,414	238,179
Federated Investors Inc. Class Bb	11,276	377,633
Financial Engines Inc.	6,103	259,255
Franklin Resources Inc.	45,312	2,221,647
Goldman Sachs Group Inc. (The)	46,767	9,764,482
Greenhill & Co. Inc.	3,023	124,941
HFF Inc. Class A	3,642	151,981
Interactive Brokers Group Inc. Class A	6,608	274,628
Invesco Ltd.	50,210	1,882,373
Investment Technology Group Inc.	3,917	97,142
Janus Capital Group Inc.	16,818	287,924
Legg Mason Inc.	11,523	593,780
Morgan Stanley	178,891	6,939,182
Northern Trust Corp.	25,500	1,949,730
Piper Jaffray Companies[a]	2,025	88,371
Raymond James Financial Inc.	14,891	887,206
SEI Investments Co.	15,238	747,119
State Street Corp.	47,904	3,688,608
Stifel Financial Corp.[a]	7,877	454,818

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

T Rowe Price Group Inc.	30,622	$2,380,248
Virtus Investment Partners Inc.	810	107,123
Waddell & Reed Financial Inc. Class A	9,634	455,785
WisdomTree Investments Inc.	12,658	278,033

		54,861,119
CHEMICALS — 2.42%
A Schulman Inc.	3,532	154,419
Air Products & Chemicals Inc.	22,517	3,081,001
Airgas Inc.	7,922	837,989
Albemarle Corp.	13,033	720,334
American Vanguard Corp.	2,578	35,576
Ashland Inc.	7,261	885,116
Balchem Corp.	3,727	207,668
Cabot Corp.	7,541	281,204
Calgon Carbon Corp.	6,144	119,071
CF Industries Holdings Inc.	27,890	1,792,769
Cytec Industries Inc.	8,284	501,431
Dow Chemical Co. (The)	126,168	6,456,017
Eastman Chemical Co.	17,252	1,411,559
Ecolab Inc.	31,184	3,525,975
EI du Pont de Nemours & Co.	105,296	6,733,679
Flotek Industries Inc.[a,b]	5,668	71,020
FMC Corp.	15,586	819,044
FutureFuel Corp.	2,573	33,115
Hawkins Inc.	1,020	41,198
HB Fuller Co.	6,033	245,060
Innophos Holdings Inc.	2,514	132,337
International Flavors & Fragrances Inc.	9,484	1,036,506
Intrepid Potash Inc.[a,b]	6,049	72,225
Koppers Holdings Inc.	2,084	51,516
Kraton Performance Polymers Inc.[a]	3,578	85,443
LSB Industries Inc.[a]	2,424	98,996
LyondellBasell Industries NV Class A	45,744	4,735,419
Minerals Technologies Inc.	4,068	277,153
Monsanto Co.	55,421	5,907,324
Mosaic Co. (The)	36,231	1,697,422
NewMarket Corp.	1,221	541,990
Olin Corp.	9,123	245,865
OM Group Inc.	3,579	120,254
PolyOne Corp.	10,340	405,018
PPG Industries Inc.	31,694	3,635,936
Praxair Inc.	33,628	4,020,227
Quaker Chemical Corp.	1,499	133,171
Rayonier Advanced Materials Inc.	4,967	80,763
RPM International Inc.	15,645	766,136
Scotts Miracle-Gro Co. (The) Class A	5,052	299,129
Sensient Technologies Corp.	5,584	381,611
Sherwin-Williams Co. (The)	9,243	2,542,010
Sigma-Aldrich Corp.	13,878	1,933,899
Stepan Co.	2,182	118,068
Tredegar Corp.	3,397	75,108
Valspar Corp. (The)	8,606	704,143

		58,050,914
COMMERCIAL SERVICES & SUPPLIES — 0.60%
ABM Industries Inc.	5,893	193,703
ADT Corp. (The)	20,221	678,819
Brady Corp. Class A	5,540	137,060
Brink’s Co. (The)	5,603	164,896
Cintas Corp.	11,088	937,934

Security	Shares	Value

Clean Harbors Inc.[a]	6,171	$331,630
Copart Inc.[a]	13,326	472,806
Deluxe Corp.	5,911	366,482
Essendant Inc.	4,578	179,687
G&K Services Inc. Class A	2,199	152,039
Healthcare Services Group Inc.[b]	8,101	267,738
Herman Miller Inc.	7,173	207,515
HNI Corp.	5,082	259,944
Interface Inc.	7,543	188,952
Matthews International Corp. Class A	3,500	185,990
Mobile Mini Inc.	5,493	230,926
MSA Safety Inc.	3,534	171,434
Pitney Bowes Inc.	23,725	493,717
Republic Services Inc.	29,044	1,137,654
Rollins Inc.	11,552	329,579
RR Donnelley & Sons Co.	24,161	421,126
Stericycle Inc.[a]	9,841	1,317,808
Tetra Tech Inc.	7,010	179,736
Tyco International PLC	49,065	1,888,021
U.S. Ecology Inc.	2,512	122,385
UniFirst Corp./MA	1,893	211,732
Viad Corp.	2,084	56,497
Waste Connections Inc.	14,603	688,093
Waste Management Inc.	49,569	2,297,523

		14,271,426
COMMUNICATIONS EQUIPMENT — 1.47%
ADTRAN Inc.	6,178	100,392
ARRIS Group Inc.[a]	15,246	466,528
Bel Fuse Inc. Class B	1,025	21,033
Black Box Corp.	2,017	40,340
CalAmp Corp.[a,b]	4,654	84,982
Ciena Corp.[a,b]	13,601	322,072
Cisco Systems Inc.	591,925	16,254,260
Comtech Telecommunications Corp.	2,070	60,134
Digi International Inc.[a]	3,031	28,946
F5 Networks Inc.[a]	8,336	1,003,238
Harmonic Inc.[a]	11,258	76,892
Harris Corp.	14,407	1,108,042
InterDigital Inc./PA	4,254	242,010
Ixia[a]	6,674	83,025
JDS Uniphase Corp.[a,b]	26,900	311,502
Juniper Networks Inc.	41,018	1,065,237
Motorola Solutions Inc.	21,660	1,241,984
NETGEAR Inc.[a]	4,000	120,080
Plantronics Inc.	4,617	259,983
Polycom Inc.[a]	16,333	186,850
QUALCOMM Inc.	189,671	11,879,095
ViaSat Inc.[a]	5,017	302,324

		35,258,949
CONSTRUCTION & ENGINEERING — 0.17%
AECOM[a]	17,597	582,109
Aegion Corp.[a]	4,520	85,609
Comfort Systems USA Inc.	4,523	103,803
Dycom Industries Inc.[a]	3,912	230,221
EMCOR Group Inc.	7,293	348,387
Fluor Corp.	17,114	907,213
Granite Construction Inc.	4,042	143,531
Jacobs Engineering Group Inc.[a]	14,692	596,789
KBR Inc.	16,818	327,615

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

MYR Group Inc.[a]	2,431	$75,264
Orion Marine Group Inc.[a]	3,039	21,941
Quanta Services Inc.[a]	24,994	720,327

		4,142,809
CONSTRUCTION MATERIALS — 0.12%
Eagle Materials Inc.	5,958	454,774
Headwaters Inc.[a]	9,121	166,185
Martin Marietta Materials Inc.	7,175	1,015,334
Vulcan Materials Co.	15,416	1,293,865

		2,930,158
CONSUMER FINANCE — 0.78%
American Express Co.	101,696	7,903,813
Capital One Financial Corp.	63,587	5,593,748
Cash America International Inc.	3,100	81,189
Discover Financial Services	51,550	2,970,311
Encore Capital Group Inc.[a,b]	3,000	128,220
Enova International Inc.[a,b]	2,909	54,340
Ezcorp Inc. Class Aa,b	6,086	45,219
First Cash Financial Services Inc.[a,b]	3,167	144,384
Green Dot Corp. Class Aa	4,562	87,226
Navient Corp.	45,449	827,626
PRA Group Inc.[a,b]	5,656	352,425
SLM Corp.[a]	49,171	485,318
World Acceptance Corp.[a,b]	1,094	67,292

		18,741,111
CONTAINERS & PACKAGING — 0.33%
AptarGroup Inc.	7,152	456,083
Avery Dennison Corp.	10,668	650,108
Ball Corp.	16,085	1,128,363
Bemis Co. Inc.	11,297	508,478
Greif Inc. Class A	4,022	144,189
MeadWestvaco Corp.	19,360	913,598
Myers Industries Inc.	3,082	58,558
Owens-Illinois Inc.[a]	18,688	428,703
Packaging Corp. of America	11,512	719,385
Rock-Tenn Co. Class A	16,352	984,390
Sealed Air Corp.	24,482	1,257,885
Silgan Holdings Inc.	5,035	265,647
Sonoco Products Co.	11,797	505,619

		8,021,006
DISTRIBUTORS — 0.13%
Genuine Parts Co.	17,672	1,582,174
LKQ Corp.[a]	35,509	1,073,970
Pool Corp.	5,112	358,760
VOXX International Corp.[a]	2,058	17,040

		3,031,944
DIVERSIFIED CONSUMER SERVICES — 0.13%
American Public Education Inc.[a]	2,025	52,083
Apollo Education Group Inc.[a]	10,383	133,733
Capella Education Co.	1,433	76,909
Career Education Corp.[a]	6,616	21,833
DeVry Education Group Inc.	6,642	199,127
Graham Holdings Co. Class B	508	546,126

Security	Shares	Value

H&R Block Inc.	31,919	$946,398
Regis Corp.[a]	5,712	90,021
Service Corp. International/U.S.	23,534	692,606
Sotheby’sb	7,260	328,442
Strayer Education Inc.[a]	1,173	50,556
Universal Technical Institute Inc.	2,498	21,483

		3,159,317
DIVERSIFIED FINANCIAL SERVICES — 1.84%
Berkshire Hathaway Inc. Class Ba	212,243	28,888,395
CBOE Holdings Inc.	9,676	553,661
CME Group Inc./IL	36,875	3,431,587
Intercontinental Exchange Inc.	13,051	2,918,334
Leucadia National Corp.	36,988	898,069
MarketAxess Holdings Inc.	4,307	399,560
McGraw Hill Financial Inc.	31,820	3,196,319
Moody’s Corp.	20,724	2,237,363
MSCI Inc.	12,963	797,873
NASDAQ OMX Group Inc. (The)	13,773	672,260

		43,993,421
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.03%
8x8 Inc.[a]	9,922	88,901
AT&T Inc.	604,367	21,467,116
Atlantic Tele-Network Inc.	1,322	91,324
CenturyLink Inc.	65,893	1,935,936
Cincinnati Bell Inc.[a]	22,815	87,153
Consolidated Communications Holdings Inc.	5,453	114,567
Frontier Communications Corp.	134,527	665,909
General Communication Inc. Class Aa	4,025	68,465
Iridium Communications Inc.[a,b]	9,101	82,728
Level 3 Communications Inc.[a]	34,186	1,800,577
Lumos Networks Corp.	2,710	40,081
Verizon Communications Inc.	474,654	22,123,623

		48,566,380
ELECTRIC UTILITIES — 1.57%
ALLETE Inc.	5,181	240,347
American Electric Power Co. Inc.	57,022	3,020,455
Cleco Corp.	7,111	382,927
Duke Energy Corp.	80,488	5,684,063
Edison International	37,843	2,103,314
El Paso Electric Co.	4,595	159,263
Entergy Corp.	20,901	1,473,520
Eversource Energy	36,951	1,677,945
Exelon Corp.	100,273	3,150,578
FirstEnergy Corp.	49,226	1,602,306
Great Plains Energy Inc.	17,620	425,699
Hawaiian Electric Industries Inc.	12,134	360,744
IDACORP Inc.	5,728	321,570
NextEra Energy Inc.	51,746	5,072,660
OGE Energy Corp.	22,977	656,453
Pepco Holdings Inc.	29,079	783,388
Pinnacle West Capital Corp.	12,745	725,063
PNM Resources Inc.	9,009	221,621
PPL Corp.	77,642	2,288,110
Southern Co. (The)	105,828	4,434,193
UIL Holdings Corp.	6,502	297,922
Westar Energy Inc.	15,257	522,095
Xcel Energy Inc.	59,087	1,901,420

		37,505,656

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.60%
Acuity Brands Inc.	5,059	$910,519
AMETEK Inc.	28,180	1,543,700
AZZ Inc.	3,055	158,249
Eaton Corp. PLC	54,507	3,678,677
Emerson Electric Co.	77,727	4,308,408
Encore Wire Corp.	2,064	91,415
EnerSys	5,197	365,297
Franklin Electric Co. Inc.	4,612	149,106
General Cable Corp.	5,636	111,198
Hubbell Inc. Class B	6,224	673,935
Powell Industries Inc.	1,007	35,416
Regal Beloit Corp.	5,269	382,477
Rockwell Automation Inc.	15,735	1,961,210
Vicor Corp.[a]	2,068	25,209

		14,394,816
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.78%
Agilysys Inc.[a,b]	1,576	14,468
Amphenol Corp. Class A	35,897	2,080,949
Anixter International Inc.[a]	3,334	217,210
Arrow Electronics Inc.[a]	11,222	626,188
Avnet Inc.	15,779	648,675
Badger Meter Inc.	1,639	104,060
Belden Inc.	5,054	410,536
Benchmark Electronics Inc.[a]	5,903	128,567
Checkpoint Systems Inc.	4,574	46,563
Cognex Corp.	10,260	493,506
Coherent Inc.[a]	2,790	177,109
Corning Inc.	146,611	2,892,635
CTS Corp.	3,589	69,160
Daktronics Inc.	4,104	48,673
DTS Inc./CAa	1,992	60,736
Electro Scientific Industries Inc.	2,573	13,560
Fabrinet[a,b]	3,030	56,752
FARO Technologies Inc.[a,b]	2,003	93,540
FEI Co.	4,934	409,177
FLIR Systems Inc.	16,228	500,147
II-VI Inc.[a]	6,114	116,044
Ingram Micro Inc. Class Aa	18,212	455,846
Insight Enterprises Inc.[a]	4,596	137,466
IPG Photonics Corp.[a,b]	4,207	358,331
Itron Inc.[a]	4,572	157,460
Jabil Circuit Inc.	22,292	474,597
Keysight Technologies Inc.[a]	19,337	603,121
Knowles Corp.[a,b]	10,140	183,534
Littelfuse Inc.	2,636	250,130
Mercury Systems Inc.[a]	3,516	51,474
Methode Electronics Inc.	4,630	127,094
MTS Systems Corp.	1,701	117,284
National Instruments Corp.	11,775	346,892
Newport Corp.[a]	5,051	95,767
OSI Systems Inc.[a]	2,075	146,889
Park Electrochemical Corp.	2,209	42,324
Plexus Corp.[a]	4,032	176,924
Rofin-Sinar Technologies Inc.[a]	3,072	84,787
Rogers Corp.[a]	2,217	146,632
Sanmina Corp.[a]	9,632	194,181

Security	Shares	Value

ScanSource Inc.[a]	3,529	$134,314
SYNNEX Corp.	3,360	245,918
TE Connectivity Ltd.	47,382	3,046,663
Tech Data Corp.[a]	4,307	247,911
Trimble Navigation Ltd.[a,b]	30,038	704,692
TTM Technologies Inc.[a]	6,045	60,390
Vishay Intertechnology Inc.	15,701	183,388
Zebra Technologies Corp. Class Aa,b	6,008	667,188

		18,649,452
ENERGY EQUIPMENT & SERVICES — 1.37%
Atwood Oceanics Inc.	6,517	172,309
Baker Hughes Inc.	50,590	3,121,403
Basic Energy Services Inc.[a,b]	4,514	34,081
Bristow Group Inc.[b]	4,071	216,984
Cameron International Corp.[a]	22,386	1,172,355
CARBO Ceramics Inc.[b]	2,008	83,593
Diamond Offshore Drilling Inc.[b]	7,792	201,111
Dresser-Rand Group Inc.[a]	9,000	766,620
Dril-Quip Inc.[a,b]	4,617	347,429
Ensco PLC Class A	27,502	612,470
Era Group Inc.[a]	2,082	42,639
Exterran Holdings Inc.	7,900	257,935
FMC Technologies Inc.[a]	26,970	1,118,985
Geospace Technologies Corp.[a,b]	1,516	34,944
Gulf Island Fabrication Inc.	1,542	17,224
Gulfmark Offshore Inc. Class A	2,922	33,895
Halliburton Co.	99,153	4,270,520
Helix Energy Solutions Group Inc.[a]	11,144	140,749
Helmerich & Payne Inc.	12,620	888,700
Hornbeck Offshore Services Inc.[a,b]	3,566	73,210
ION Geophysical Corp.[a]	14,272	15,271
Matrix Service Co.[a]	3,062	55,973
Nabors Industries Ltd.	33,610	484,992
National Oilwell Varco Inc.	45,029	2,174,000
Newpark Resources Inc.[a,b]	10,109	82,186
Noble Corp. PLC	28,093	432,351
Oceaneering International Inc.	11,677	544,031
Oil States International Inc.[a]	6,098	227,029
Patterson-UTI Energy Inc.	16,757	315,283
Pioneer Energy Services Corp.[a]	7,093	44,970
Rowan Companies PLC Class A	14,489	305,863
Schlumberger Ltd.	147,787	12,737,762
SEACOR Holdings Inc.[a,b]	2,082	147,697
Superior Energy Services Inc.	17,889	376,385
Tesco Corp.[b]	4,703	51,263
TETRA Technologies Inc.[a]	8,665	55,283
Tidewater Inc.[b]	5,456	124,015
Transocean Ltd.[b]	39,860	642,543
U.S. Silica Holdings Inc.[b]	6,110	179,390
Unit Corp.[a,b]	5,397	146,367

		32,749,810
FOOD & STAPLES RETAILING — 2.16%
Andersons Inc. (The)	3,052	119,028
Casey’s General Stores Inc.	4,457	426,713
Costco Wholesale Corp.	51,170	6,911,020
CVS Health Corp.	131,328	13,773,681
Kroger Co. (The)	57,169	4,145,324
SpartanNash Co.	4,154	135,171
SUPERVALU Inc.[a]	22,385	181,095

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

Sysco Corp.	69,093	$2,494,257
United Natural Foods Inc.[a,b]	5,895	375,394
Wal-Mart Stores Inc.	183,674	13,027,997
Walgreens Boots Alliance Inc.	101,550	8,574,882
Whole Foods Market Inc.	41,728	1,645,752

		51,810,314
FOOD PRODUCTS — 1.71%
Archer-Daniels-Midland Co.	72,396	3,490,935
B&G Foods Inc.	6,711	191,465
Cal-Maine Foods Inc.	3,694	192,827
Calavo Growers Inc.	1,970	102,302
Campbell Soup Co.	20,816	991,882
ConAgra Foods Inc.	49,601	2,168,556
Darling Ingredients Inc.[a]	19,322	283,261
Dean Foods Co.	10,556	170,691
Diamond Foods Inc.[a]	3,213	100,824
Flowers Foods Inc.	21,876	462,677
General Mills Inc.	69,548	3,875,215
Hain Celestial Group Inc. (The)[a]	11,832	779,255
Hershey Co. (The)	17,111	1,519,970
Hormel Foods Corp.	15,687	884,276
Ingredion Inc.	8,450	674,394
J&J Snack Foods Corp.	1,683	186,258
JM Smucker Co. (The)	11,352	1,230,670
Kellogg Co.	29,211	1,831,530
Keurig Green Mountain Inc.	13,483	1,033,202
Kraft Foods Group Inc.	69,012	5,875,682
Lancaster Colony Corp.	2,184	198,416
McCormick & Co. Inc./MD	14,846	1,201,784
Mead Johnson Nutrition Co.	23,617	2,130,726
Mondelez International Inc. Class A	189,360	7,790,270
Post Holdings Inc.[a,b]	6,265	337,871
Sanderson Farms Inc.[b]	2,311	173,695
Seneca Foods Corp. Class Aa	1,017	28,242
Snyder’s-Lance Inc.	6,251	201,720
Tootsie Roll Industries Inc.	2,144	69,273
TreeHouse Foods Inc.[a]	5,008	405,798
Tyson Foods Inc. Class A	33,970	1,448,141
WhiteWave Foods Co. (The)[a]	20,350	994,708

		41,026,516
GAS UTILITIES — 0.21%
AGL Resources Inc.	14,001	651,887
Atmos Energy Corp.	11,713	600,643
Laclede Group Inc. (The)	5,153	268,265
National Fuel Gas Co.	9,866	581,009
New Jersey Resources Corp.	10,108	278,475
Northwest Natural Gas Co.	3,033	127,932
ONE Gas Inc.	5,978	254,424
Piedmont Natural Gas Co. Inc.	9,246	326,476
Questar Corp.	20,495	428,550
South Jersey Industries Inc.	7,996	197,741
Southwest Gas Corp.	5,553	295,475
UGI Corp.	20,210	696,234
WGL Holdings Inc.	5,675	308,096

		5,015,207
HEALTH CARE EQUIPMENT & SUPPLIES — 2.39%
Abaxis Inc.	2,534	130,450

Security	Shares	Value

Abbott Laboratories	173,305	$8,505,809
ABIOMED Inc.[a]	4,473	294,010
Align Technology Inc.[a]	8,420	528,018
Analogic Corp.	1,497	118,113
AngioDynamics Inc.[a]	2,975	48,790
Anika Therapeutics Inc.[a,b]	1,953	64,508
Baxter International Inc.	63,390	4,432,863
Becton Dickinson and Co.	24,392	3,455,127
Boston Scientific Corp.[a]	156,217	2,765,041
Cantel Medical Corp.	3,998	214,573
CONMED Corp.	3,074	179,122
Cooper Companies Inc. (The)	5,652	1,005,886
CR Bard Inc.	8,626	1,472,458
CryoLife Inc.	3,527	39,785
Cyberonics Inc.[a]	2,988	177,666
Cynosure Inc. Class Aa,b	2,701	104,205
DENTSPLY International Inc.	16,244	837,378
Edwards Lifesciences Corp.[a]	12,492	1,779,236
Greatbatch Inc.[a]	3,056	164,780
Haemonetics Corp.[a]	6,169	255,150
Halyard Health Inc.[a,b]	5,591	226,436
Hill-Rom Holdings Inc.	6,533	354,938
Hologic Inc.[a]	28,231	1,074,472
ICU Medical Inc.[a]	1,655	158,317
IDEXX Laboratories Inc.[a,b]	10,837	695,085
Integra LifeSciences Holdings Corp.[a]	3,067	206,624
Intuitive Surgical Inc.[a]	4,281	2,074,145
Invacare Corp.	3,559	76,981
Masimo Corp.[a]	5,484	212,450
Medtronic PLC	165,868	12,290,819
Meridian Bioscience Inc.	4,575	85,278
Merit Medical Systems Inc.[a]	5,596	120,538
Natus Medical Inc.[a]	3,672	156,280
Neogen Corp.[a]	4,476	212,341
NuVasive Inc.[a]	5,509	261,016
ResMed Inc.	16,500	930,105
Sirona Dental Systems Inc.[a]	6,391	641,784
St. Jude Medical Inc.	32,592	2,381,497
STERIS Corp.	6,815	439,159
Stryker Corp.	34,846	3,330,232
SurModics Inc.[a,b]	1,515	35,481
Teleflex Inc.	4,901	663,840
Thoratec Corp.[a]	6,315	281,460
Varian Medical Systems Inc.[a,b]	11,616	979,577
Vascular Solutions Inc.[a,b]	1,833	63,642
West Pharmaceutical Services Inc.	8,432	489,731
Zimmer Biomet Holdings Inc.	19,825	2,165,485

		57,180,681
HEALTH CARE PROVIDERS & SERVICES — 3.01%
Aceto Corp.	3,037	74,801
Aetna Inc.	40,660	5,182,524
Air Methods Corp.[a,b]	4,012	165,856
Almost Family Inc.[a]	997	39,790
Amedisys Inc.[a]	4,090	162,496
AmerisourceBergen Corp.	24,321	2,586,295
AMN Healthcare Services Inc.[a]	5,583	176,367
AmSurg Corp.[a,b]	5,530	386,823
Anthem Inc.	30,803	5,056,004
Bio-Reference Laboratories Inc.[a,b]	3,006	123,998
Cardinal Health Inc.	38,521	3,222,282
Centene Corp.[a]	13,888	1,116,595

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

Chemed Corp.	2,062	$270,328
Cigna Corp.	29,969	4,854,978
Community Health Systems Inc.[a]	13,628	858,155
CorVel Corp.[a]	1,112	35,606
Cross Country Healthcare Inc.[a]	3,539	44,875
DaVita HealthCare Partners Inc.[a]	19,959	1,586,142
Ensign Group Inc. (The)	2,821	144,040
ExamWorks Group Inc.[a,b]	3,979	155,579
Express Scripts Holding Co.[a,b]	84,837	7,545,403
Hanger Inc.[a]	4,013	94,065
HCA Holdings Inc.[a]	33,845	3,070,418
Health Net Inc./CAa	8,952	574,002
HealthEquity Inc.[a]	3,964	127,046
Healthways Inc.[a,b]	4,555	54,569
Henry Schein Inc.[a]	9,740	1,384,249
Humana Inc.	17,436	3,335,158
IPC Healthcare Inc.[a]	1,987	110,060
Kindred Healthcare Inc.	9,913	201,135
Laboratory Corp. of America Holdings[a]	11,708	1,419,244
Landauer Inc.	1,024	36,495
LHC Group Inc.[a]	1,560	59,670
LifePoint Health Inc.[a]	5,125	445,619
Magellan Health Inc.[a]	3,094	216,797
McKesson Corp.	26,959	6,060,653
MEDNAX Inc.[a,b]	10,932	810,171
Molina Healthcare Inc.[a,b]	4,696	330,129
Omnicare Inc.	11,304	1,065,402
Owens & Minor Inc.	7,114	241,876
Patterson Companies Inc.	10,093	491,024
PharMerica Corp.[a]	3,862	128,605
Providence Service Corp. (The)[a,b]	1,401	62,036
Quest Diagnostics Inc.	16,737	1,213,767
Select Medical Holdings Corp.	11,126	180,241
Tenet Healthcare Corp.[a]	11,581	670,308
UnitedHealth Group Inc.	110,796	13,517,112
Universal Health Services Inc. Class B	10,535	1,497,023
VCA Inc.[a]	9,753	530,612
WellCare Health Plans Inc.[a,b]	5,042	427,713

		72,144,136
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a,b]	20,415	279,277
Cerner Corp.[a,b]	35,558	2,455,635
Computer Programs & Systems Inc.	1,422	75,963
HealthStream Inc.[a]	2,725	82,894
HMS Holdings Corp.[a,b]	10,588	181,796
MedAssets Inc.[a]	7,067	155,898
Medidata Solutions Inc.[a]	6,193	336,404
Omnicell Inc.[a]	3,963	149,445
Quality Systems Inc.	5,629	93,273

		3,810,585
HOTELS, RESTAURANTS & LEISURE — 1.83%
Biglari Holdings Inc.[a,b]	185	76,544
BJ’s Restaurants Inc.[a,b]	2,511	121,658
Bob Evans Farms Inc./DE	2,616	133,547
Boyd Gaming Corp.[a]	9,686	144,806
Brinker International Inc.	7,173	413,523
Buffalo Wild Wings Inc.[a,b]	2,182	341,898
Carnival Corp.	52,543	2,595,099
Cheesecake Factory Inc. (The)	5,202	283,691

Security	Shares	Value

Chipotle Mexican Grill Inc.[a]	3,618	$2,188,854
Cracker Barrel Old Country Store Inc.	2,763	412,129
Darden Restaurants Inc.	14,572	1,035,778
DineEquity Inc.	2,003	198,477
Domino’s Pizza Inc.	6,472	733,925
Dunkin’ Brands Group Inc.	11,311	622,105
International Speedway Corp. Class A	3,057	112,100
Interval Leisure Group Inc.	4,565	104,310
Jack in the Box Inc.	4,437	391,166
Marcus Corp. (The)	2,048	39,281
Marriott International Inc./MD Class A	23,980	1,783,872
Marriott Vacations Worldwide Corp.	3,201	293,692
McDonald’s Corp.	111,571	10,607,055
Monarch Casino & Resort Inc.[a]	1,052	21,629
Panera Bread Co. Class Aa,b	2,943	514,348
Papa John’s International Inc.	3,548	268,264
Pinnacle Entertainment Inc.[a]	2,770	103,266
Popeyes Louisiana Kitchen Inc.[a]	2,639	158,314
Red Robin Gourmet Burgers Inc.[a]	1,545	132,592
Royal Caribbean Cruises Ltd.	19,248	1,514,625
Ruby Tuesday Inc.[a]	7,064	44,291
Ruth’s Hospitality Group Inc.	4,095	66,011
Scientific Games Corp. Class Aa,b	6,145	95,493
Sonic Corp.	5,659	162,979
Starbucks Corp.	174,643	9,363,484
Starwood Hotels & Resorts Worldwide Inc.	19,992	1,621,151
Texas Roadhouse Inc.	7,089	265,341
Wendy’s Co. (The)	31,331	353,414
Wyndham Worldwide Corp.	13,927	1,140,761
Wynn Resorts Ltd.	9,448	932,234
Yum! Brands Inc.	50,337	4,534,357

		43,926,064
HOUSEHOLD DURABLES — 0.60%
DR Horton Inc.	38,486	1,052,977
Ethan Allen Interiors Inc.[b]	2,998	78,967
Garmin Ltd.	13,912	611,154
Harman International Industries Inc.	8,242	980,304
Helen of Troy Ltd.[a]	3,111	303,291
iRobot Corp.[a,b]	3,540	112,855
Jarden Corp.[a]	20,751	1,073,864
KB Home	10,670	177,122
La-Z-Boy Inc.	5,776	152,140
Leggett & Platt Inc.	16,205	788,860
Lennar Corp. Class A	20,715	1,057,294
M/I Homes Inc.[a,b]	2,557	63,081
MDC Holdings Inc.	4,574	137,083
Meritage Homes Corp.[a]	4,547	214,118
Mohawk Industries Inc.[a]	7,171	1,368,944
Newell Rubbermaid Inc.	31,448	1,292,827
NVR Inc.[a,b]	448	600,320
PulteGroup Inc.	38,305	771,846
Ryland Group Inc. (The)	5,565	258,049
Standard Pacific Corp.[a,b]	16,829	149,946
Tempur Sealy International Inc.[a,b]	7,131	469,933
Toll Brothers Inc.[a]	18,688	713,695
Tupperware Brands Corp.	5,752	371,234
Universal Electronics Inc.[a]	1,702	84,828
Whirlpool Corp.	9,105	1,575,620

		14,460,352

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

HOUSEHOLD PRODUCTS — 1.66%
Central Garden & Pet Co. Class Aa	4,651	$53,068
Church & Dwight Co. Inc.	15,255	1,237,638
Clorox Co. (The)	15,250	1,586,305
Colgate-Palmolive Co.	98,927	6,470,815
Energizer Holdings Inc.	7,232	951,370
Kimberly-Clark Corp.	42,401	4,493,234
Procter & Gamble Co. (The)	315,734	24,703,028
WD-40 Co.	1,545	134,662

		39,630,120
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	79,220	1,050,457
NRG Energy Inc.	39,010	892,549
Talen Energy Corp.[a]	9,694	166,349

		2,109,355
INDUSTRIAL CONGLOMERATES — 2.15%
3M Co.	73,836	11,392,895
Carlisle Companies Inc.	7,529	753,804
Danaher Corp.	71,764	6,142,281
General Electric Co.	1,172,583	31,155,530
Roper Technologies Inc.	11,692	2,016,402

		51,460,912
INSURANCE — 2.91%
ACE Ltd.	38,090	3,872,991
Aflac Inc.	50,544	3,143,837
Alleghany Corp.[a]	1,883	882,675
Allstate Corp. (The)	47,727	3,096,050
American Equity Investment Life Holding Co.	8,710	234,996
American Financial Group Inc./OH	8,574	557,653
American International Group Inc.	155,212	9,595,206
AMERISAFE Inc.	2,024	95,249
Aon PLC	32,801	3,269,604
Arthur J Gallagher & Co.	19,475	921,167
Aspen Insurance Holdings Ltd.	7,118	340,952
Assurant Inc.	7,953	532,851
Brown & Brown Inc.	13,703	450,281
Chubb Corp. (The)	26,727	2,542,807
Cincinnati Financial Corp.	17,201	863,146
CNO Financial Group Inc.	23,209	425,885
eHealth Inc.[a]	2,011	25,520
Employers Holdings Inc.	3,563	81,165
Everest Re Group Ltd.	5,217	949,546
First American Financial Corp.	12,651	470,744
Genworth Financial Inc. Class Aa	57,711	436,872
Hanover Insurance Group Inc. (The)	5,080	376,072
Hartford Financial Services Group Inc. (The)	48,817	2,029,323
HCC Insurance Holdings Inc.	11,235	863,297
HCI Group Inc.	1,077	47,614
Horace Mann Educators Corp.	4,702	171,059
Infinity Property & Casualty Corp.	1,213	91,994
Kemper Corp.	5,692	219,427
Lincoln National Corp.	29,498	1,746,872
Loews Corp.	34,512	1,329,057
Marsh & McLennan Companies Inc.	62,823	3,562,064
Meadowbrook Insurance Group Inc.	6,043	51,970
Mercury General Corp.	954	53,090

Security	Shares	Value

MetLife Inc.	129,995	$7,278,420
Montpelier Re Holdings Ltd.	4,506	177,987
Navigators Group Inc. (The)[a]	1,402	108,739
Old Republic International Corp.	28,725	448,972
Primerica Inc.	6,185	282,593
Principal Financial Group Inc.	31,927	1,637,536
ProAssurance Corp.	6,587	304,385
Progressive Corp. (The)	62,017	1,725,933
Prudential Financial Inc.	52,686	4,611,079
Reinsurance Group of America Inc.	7,738	734,104
RenaissanceRe Holdings Ltd.	5,252	533,131
RLI Corp.	4,450	228,685
Safety Insurance Group Inc.	1,484	85,642
Selective Insurance Group Inc.	6,385	179,099
StanCorp Financial Group Inc.	4,976	376,235
Stewart Information Services Corp.	2,645	105,271
Torchmark Corp.	14,786	860,841
Travelers Companies Inc. (The)	37,119	3,587,923
United Fire Group Inc.	2,515	82,391
United Insurance Holdings Corp.	1,884	29,277
Universal Insurance Holdings Inc.	3,740	90,508
Unum Group	29,015	1,037,286
WR Berkley Corp.	11,634	604,154
XL Group PLC	35,584	1,323,725

		69,764,952
INTERNET & CATALOG RETAIL — 1.41%
Amazon.com Inc.[a]	44,443	19,292,262
Blue Nile Inc.[a,b]	1,544	46,922
Expedia Inc.	11,552	1,263,211
FTD Companies Inc.[a]	2,076	58,523
HSN Inc.	3,880	272,337
Netflix Inc.[a]	7,065	4,641,281
NutriSystem Inc.	3,086	76,780
PetMed Express Inc.	2,071	35,766
Priceline Group Inc. (The)[a]	6,030	6,942,761
TripAdvisor Inc.[a]	13,015	1,134,127

		33,763,970
INTERNET SOFTWARE & SERVICES — 3.03%
Akamai Technologies Inc.[a]	20,714	1,446,251
Blucora Inc.[a]	5,075	81,961
comScore Inc.[a]	4,052	215,810
Dealertrack Technologies Inc.[a]	5,058	317,592
DHI Group Inc.[a]	3,607	32,066
eBay Inc.[a]	128,611	7,747,527
Facebook Inc. Class Aa	245,119	21,022,631
Google Inc. Class Aa	33,311	17,989,272
Google Inc. Class Ca	33,406	17,388,157
j2 Global Inc.[b]	5,455	370,613
Liquidity Services Inc.[a]	3,026	29,140
LivePerson Inc.[a]	5,549	54,436
LogMeIn Inc.[a,b]	2,967	191,342
Monster Worldwide Inc.[a,b]	9,528	62,313
NIC Inc.	6,628	121,160
QuinStreet Inc.[a,b]	3,030	19,544
Rackspace Hosting Inc.[a]	13,796	513,073
Stamps.com Inc.[a]	1,700	125,069
VeriSign Inc.[a,b]	12,136	749,034
XO Group Inc.[a]	2,472	40,417
Yahoo! Inc.[a]	101,706	3,996,029

		72,513,437

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

IT SERVICES — 3.34%
Accenture PLC Class A	72,890	$7,054,294
Acxiom Corp.[a]	8,596	151,118
Alliance Data Systems Corp.[a]	7,231	2,111,018
Automatic Data Processing Inc.	54,606	4,381,039
Broadridge Financial Solutions Inc.	13,921	696,189
CACI International Inc. Class Aa	2,875	232,559
Cardtronics Inc.[a,b]	5,031	186,399
CIBER Inc.[a]	8,601	29,673
Cognizant Technology Solutions Corp. Class Aa	71,128	4,345,210
Computer Sciences Corp.	16,063	1,054,375
Convergys Corp.	11,594	295,531
CoreLogic Inc./U.S.[a]	10,566	419,365
CSG Systems International Inc.	4,021	127,305
DST Systems Inc.	3,317	417,876
ExlService Holdings Inc.[a]	3,874	133,963
Fidelity National Information Services Inc.	33,038	2,041,748
Fiserv Inc.[a]	27,592	2,285,445
Forrester Research Inc.	1,533	55,219
Gartner Inc.[a]	9,690	831,208
Global Payments Inc.	7,756	802,358
Heartland Payment Systems Inc.	4,415	238,631
iGATE Corp.[a]	4,162	198,486
International Business Machines Corp.	106,585	17,337,116
Jack Henry & Associates Inc.	9,422	609,603
Leidos Holdings Inc.	7,243	292,400
ManTech International Corp./VA Class A	2,546	73,834
MasterCard Inc. Class A	112,816	10,546,040
MAXIMUS Inc.	7,626	501,257
NeuStar Inc. Class Aa,b	4,411	128,845
Paychex Inc.	38,256	1,793,441
Perficient Inc.[a]	4,536	87,273
Science Applications International Corp.	4,604	243,321
Sykes Enterprises Inc.[a]	4,385	106,336
TeleTech Holdings Inc.	1,933	52,346
Teradata Corp.[a,b]	16,613	614,681
Total System Services Inc.	19,303	806,286
VeriFone Systems Inc.[a,b]	13,093	444,638
Virtusa Corp.[a]	3,012	154,817
Visa Inc. Class A	224,985	15,107,743
Western Union Co. (The)	59,921	1,218,194
WEX Inc.[a,b]	4,506	513,549
Xerox Corp.	121,059	1,288,068

		80,008,797
LEISURE PRODUCTS — 0.17%
Arctic Cat Inc.	1,533	50,911
Brunswick Corp./DE	10,968	557,832
Callaway Golf Co.	9,168	81,962
Hasbro Inc.	12,986	971,223
Mattel Inc.	39,588	1,017,016
Polaris Industries Inc.	7,115	1,053,803
Sturm Ruger & Co. Inc.	2,183	125,413
Vista Outdoor Inc.[a]	7,302	327,860

		4,186,020

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.52%
Affymetrix Inc.[a,b]	8,127	$88,747
Agilent Technologies Inc.	38,858	1,499,142
Albany Molecular Research Inc.[a,b]	3,054	61,752
Bio-Rad Laboratories Inc. Class Aa	2,465	371,254
Bio-Techne Corp.	4,245	418,005
Cambrex Corp.[a]	3,640	159,942
Charles River Laboratories International Inc.[a]	5,548	390,246
Luminex Corp.[a]	4,102	70,800
Mettler-Toledo International Inc.[a]	3,268	1,115,891
PAREXEL International Corp.[a,b]	6,490	417,372
PerkinElmer Inc.	13,195	694,585
Thermo Fisher Scientific Inc.	46,381	6,018,398
Waters Corp.[a]	9,692	1,244,259

		12,550,393
MACHINERY — 1.80%
Actuant Corp. Class A	6,890	159,090
AGCO Corp.	9,465	537,423
Albany International Corp. Class A	3,578	142,404
Astec Industries Inc.	2,127	88,951
Barnes Group Inc.	5,552	216,473
Briggs & Stratton Corp.	5,599	107,837
Caterpillar Inc.	70,282	5,961,319
CIRCOR International Inc.	2,016	109,933
CLARCOR Inc.	5,958	370,826
Crane Co.	5,647	331,648
Cummins Inc.	19,539	2,563,321
Deere & Co.	38,959	3,780,971
Donaldson Co. Inc.	14,736	527,549
Dover Corp.	18,673	1,310,471
EnPro Industries Inc.	2,732	156,325
ESCO Technologies Inc.	3,024	113,128
Federal Signal Corp.	7,075	105,488
Flowserve Corp.	15,796	831,817
Graco Inc.	6,772	481,015
Harsco Corp.	9,134	150,711
Hillenbrand Inc.	7,107	218,185
IDEX Corp.	9,173	720,814
Illinois Tool Works Inc.	39,478	3,623,686
Ingersoll-Rand PLC	30,848	2,079,772
ITT Corp.	10,336	432,458
John Bean Technologies Corp.	3,629	136,414
Joy Global Inc.	11,592	419,630
Kennametal Inc.	9,126	311,379
Lincoln Electric Holdings Inc.	8,740	532,179
Lindsay Corp.[b]	1,494	131,338
Lydall Inc.[a]	2,038	60,243
Mueller Industries Inc.	6,767	234,950
Nordson Corp.	6,700	521,863
Oshkosh Corp.	9,158	388,116
PACCAR Inc.	41,285	2,634,396
Pall Corp.	12,454	1,549,900
Parker-Hannifin Corp.	16,185	1,882,801
Pentair PLC	20,958	1,440,863
Snap-on Inc.	6,744	1,073,982
SPX Corp.	4,719	341,608
Standex International Corp.	1,508	120,534
Stanley Black & Decker Inc.	17,919	1,885,796
Tennant Co.	2,054	134,208
Terex Corp.	11,743	273,025

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

Timken Co. (The)	8,717	$318,781
Titan International Inc.	6,621	71,110
Toro Co. (The)	6,365	431,420
Trinity Industries Inc.	18,238	482,030
Valmont Industries Inc.	2,768	329,032
Wabtec Corp./DE	11,148	1,050,588
Watts Water Technologies Inc. Class A	3,161	163,898
Woodward Inc.	6,636	364,914
Xylem Inc./NY	20,977	777,617

		43,184,230
MARINE — 0.03%
Kirby Corp.[a]	6,562	503,043
Matson Inc.	5,157	216,800

		719,843
MEDIA — 3.39%
AMC Networks Inc. Class Aa	6,786	555,434
Cablevision Systems Corp. Class A	25,485	610,111
CBS Corp. Class B NVS	52,745	2,927,348
Cinemark Holdings Inc.	12,231	491,319
Comcast Corp. Class A	292,538	17,593,235
DIRECTV[a]	58,625	5,439,814
Discovery Communications Inc. Class Aa,b	17,334	576,529
Discovery Communications Inc. Class C NVS[a]	30,489	947,598
DreamWorks Animation SKG Inc. Class Aa,b	8,670	228,715
EW Scripps Co. (The) Class A	6,061	138,494
Gannett Co. Inc.[a]	13,176	184,325
Harte-Hanks Inc.	5,082	30,289
Interpublic Group of Companies Inc. (The)	48,198	928,775
John Wiley & Sons Inc. Class A	5,536	300,992
Live Nation Entertainment Inc.[a]	17,088	469,749
Meredith Corp.	4,101	213,867
New York Times Co. (The) Class A	15,161	206,948
News Corp. Class Aa	58,172	848,729
Omnicom Group Inc.	28,379	1,972,057
Scholastic Corp.	3,010	132,831
Scripps Networks Interactive Inc. Class A	11,111	726,326
Sizmek Inc.[a]	3,067	21,776
TEGNA Inc.	26,351	845,077
Time Inc.	12,682	291,813
Time Warner Cable Inc.	32,937	5,868,385
Time Warner Inc.	95,991	8,390,573
Twenty-First Century Fox Inc. Class A	205,996	6,704,140
Viacom Inc. Class B NVS	41,689	2,694,777
Walt Disney Co. (The)	181,673	20,736,156

		81,076,182
METALS & MINING — 0.47%
AK Steel Holding Corp.[a,b]	20,664	79,970
Alcoa Inc.	142,120	1,584,638
Allegheny Technologies Inc.	12,610	380,822
AM Castle & Co.[a,b]	1,998	12,328
Carpenter Technology Corp.	6,094	235,716
Century Aluminum Co.[a]	6,141	64,051
Commercial Metals Co.	13,725	220,698
Compass Minerals International Inc.	4,014	329,710
Freeport-McMoRan Inc.	120,796	2,249,222
Gerber Scientific Inc. Escrow[a]	664	7
Globe Specialty Metals Inc.	7,089	125,475

Security	Shares	Value

Haynes International Inc.	1,487	$73,339
Kaiser Aluminum Corp.	2,045	169,899
Materion Corp.	2,236	78,819
Newmont Mining Corp.	61,379	1,433,813
Nucor Corp.	37,072	1,633,763
Olympic Steel Inc.	1,025	17,876
Reliance Steel & Aluminum Co.	8,698	526,055
Royal Gold Inc.	7,580	466,852
RTI International Metals Inc.[a]	3,516	110,824
Steel Dynamics Inc.	27,913	578,218
Stillwater Mining Co.[a,b]	14,280	165,505
SunCoke Energy Inc.	7,655	99,515
TimkenSteel Corp.	4,465	120,510
U.S. Steel Corp.	16,908	348,643
Worthington Industries Inc.	5,574	167,554

		11,273,822
MULTI-UTILITIES — 1.08%
Alliant Energy Corp.	12,974	748,859
Ameren Corp.	28,026	1,056,020
Avista Corp.	6,560	201,064
Black Hills Corp.	5,053	220,564
CenterPoint Energy Inc.	49,775	947,218
CMS Energy Corp.	31,826	1,013,340
Consolidated Edison Inc.	33,956	1,965,373
Dominion Resources Inc./VA	69,128	4,622,589
DTE Energy Co.	20,876	1,558,185
MDU Resources Group Inc.	22,387	437,218
NiSource Inc.	36,930	1,683,639
NorthWestern Corp.	5,368	261,690
PG&E Corp.	55,872	2,743,315
Public Service Enterprise Group Inc.	58,911	2,314,024
SCANA Corp.	16,598	840,689
Sempra Energy	27,101	2,681,373
TECO Energy Inc.	27,746	489,994
Vectren Corp.	9,688	372,794
WEC Energy Group Inc.	36,515	1,642,096

		25,800,044
MULTILINE RETAIL — 0.73%
Big Lots Inc.	6,080	273,539
Dollar General Corp.	34,669	2,695,168
Dollar Tree Inc.[a]	23,892	1,887,229
Family Dollar Stores Inc.	11,183	881,332
Fred’s Inc. Class A	4,594	88,618
JC Penney Co. Inc.[a,b]	35,427	300,067
Kohl’s Corp.	23,081	1,445,102
Macy’s Inc.	39,194	2,644,419
Nordstrom Inc.	16,372	1,219,714
Target Corp.	74,405	6,073,680
Tuesday Morning Corp.[a,b]	5,075	57,170

		17,566,038
OIL, GAS & CONSUMABLE FUELS — 6.05%
Anadarko Petroleum Corp.	59,175	4,619,200
Apache Corp.	43,880	2,528,804
Approach Resources Inc.[a,b]	4,060	27,811
Bill Barrett Corp.[a,b]	5,538	47,571
Bonanza Creek Energy Inc.[a,b]	4,418	80,629
Cabot Oil & Gas Corp.	48,238	1,521,427

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

California Resources Corp.	35,406	$213,852
Carrizo Oil & Gas Inc.[a,b]	5,684	279,880
Chesapeake Energy Corp.[b]	60,125	671,596
Chevron Corp.	218,852	21,112,652
Cimarex Energy Co.	10,850	1,196,863
Cloud Peak Energy Inc.[a,b]	6,657	31,022
Comstock Resources Inc.[b]	5,123	17,060
ConocoPhillips	143,485	8,811,414
CONSOL Energy Inc.	26,487	575,827
Contango Oil & Gas Co.[a]	2,029	24,896
Denbury Resources Inc.	41,053	261,097
Devon Energy Corp.	45,107	2,683,415
Energen Corp.	8,538	583,145
EOG Resources Inc.	63,963	5,599,961
EQT Corp.	17,659	1,436,383
Exxon Mobil Corp.	486,565	40,482,208
Green Plains Inc.	3,819	105,213
Gulfport Energy Corp.[a]	12,272	493,948
Hess Corp.	28,343	1,895,580
HollyFrontier Corp.	22,777	972,350
Kinder Morgan Inc./DE	201,768	7,745,874
Marathon Oil Corp.	78,190	2,075,163
Marathon Petroleum Corp.	63,284	3,310,386
Murphy Oil Corp.	19,413	806,998
Newfield Exploration Co.[a]	18,982	685,630
Noble Energy Inc.	44,992	1,920,259
Northern Oil and Gas Inc.[a,b]	7,097	48,047
Occidental Petroleum Corp.	89,413	6,953,649
ONEOK Inc.	24,237	956,877
PDC Energy Inc.[a,b]	4,643	249,051
Penn Virginia Corp.[a,b]	8,255	36,157
PetroQuest Energy Inc.[a,b]	6,122	12,122
Phillips 66	63,074	5,081,241
Pioneer Natural Resources Co.	17,376	2,409,877
QEP Resources Inc.	19,409	359,261
Range Resources Corp.	19,397	957,824
Rex Energy Corp.[a,b]	5,530	30,913
Rosetta Resources Inc.[a]	8,552	197,893
SM Energy Co.	7,748	357,338
Southwestern Energy Co.[a,b]	45,240	1,028,305
Spectra Energy Corp.	78,182	2,548,733
Stone Energy Corp.[a,b]	6,205	78,121
Swift Energy Co.[a,b]	4,610	9,358
Synergy Resources Corp.[a]	10,204	116,632
Tesoro Corp.	14,587	1,231,289
Valero Energy Corp.	59,344	3,714,934
Western Refining Inc.	8,326	363,180
Williams Companies Inc. (The)	78,383	4,498,400
World Fuel Services Corp.	8,528	408,918
WPX Energy Inc.[a,b]	23,696	290,987

		144,757,221
PAPER & FOREST PRODUCTS — 0.17%
Boise Cascade Co.[a]	4,566	167,481
Clearwater Paper Corp.[a]	2,398	137,405
Deltic Timber Corp.	1,451	98,146
Domtar Corp.	7,357	304,580
International Paper Co.	49,086	2,336,003
KapStone Paper and Packaging Corp.	9,756	225,559
Louisiana-Pacific Corp.[a]	16,926	288,250
Neenah Paper Inc.	2,084	122,872
PH Glatfelter Co.	5,034	110,698

Security	Shares	Value

Schweitzer-Mauduit International Inc.	3,559	$141,933
Wausau Paper Corp.	5,614	51,536

		3,984,463
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.	49,798	311,735
Estee Lauder Companies Inc. (The) Class A	26,046	2,257,146
Inter Parfums Inc.	2,005	68,030
Medifast Inc.[a]	1,518	49,062

		2,685,973
PHARMACEUTICALS — 5.86%
AbbVie Inc.	200,142	13,447,541
Akorn Inc.[a,b]	9,297	405,907
Allergan PLC[a]	45,677	13,861,142
ANI Pharmaceuticals Inc.[a]	952	59,072
Bristol-Myers Squibb Co.	194,026	12,910,490
Depomed Inc.[a,b]	6,648	142,666
Eli Lilly & Co.	113,677	9,490,893
Endo International PLC[a]	23,565	1,876,952
Hospira Inc.[a]	20,000	1,774,200
Impax Laboratories Inc.[a,b]	7,606	349,268
Johnson & Johnson	322,714	31,451,707
Lannett Co. Inc.[a,b]	3,120	185,453
Mallinckrodt PLC[a]	13,549	1,594,988
Medicines Co. (The)[a]	7,710	220,583
Merck & Co. Inc.	328,809	18,719,096
Mylan NVa	47,922	3,251,987
Nektar Therapeutics[a]	15,302	191,428
Perrigo Co. PLC	17,023	3,146,361
Pfizer Inc.	716,619	24,028,235
Prestige Brands Holdings Inc.[a,b]	6,164	285,023
Sagent Pharmaceuticals Inc.[a,b]	2,494	60,629
Supernus Pharmaceuticals Inc.[a]	3,259	55,338
Zoetis Inc.	58,114	2,802,257

		140,311,216
PROFESSIONAL SERVICES — 0.35%
CDI Corp.	1,480	19,240
CEB Inc.	3,849	335,094
Dun & Bradstreet Corp. (The)	4,145	505,690
Equifax Inc.	13,862	1,345,862
Exponent Inc.	3,062	137,116
FTI Consulting Inc.[a]	4,986	205,623
Heidrick & Struggles International Inc.	2,022	52,734
Insperity Inc.	2,535	129,031
Kelly Services Inc. Class A	3,073	47,171
Korn/Ferry International	6,109	212,410
ManpowerGroup Inc.	9,095	812,911
Navigant Consulting Inc.[a]	5,640	83,867
Nielsen NV	43,087	1,929,005
On Assignment Inc.[a]	5,240	205,827
Resources Connection Inc.	4,076	65,583
Robert Half International Inc.	15,747	873,958
Towers Watson & Co. Class A	8,129	1,022,628
TrueBlue Inc.[a]	4,776	142,802
WageWorks Inc.[a]	3,886	157,189

		8,283,741

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.11%
Acadia Realty Trust[b]	7,964	$231,832
Agree Realty Corp.	2,087	60,878
Alexandria Real Estate Equities Inc.	8,416	736,063
American Assets Trust Inc.	1,724	67,598
American Campus Communities Inc.	13,061	492,269
American Tower Corp.	49,305	4,599,663
Apartment Investment & Management Co. Class A	18,024	665,626
Associated Estates Realty Corp.	6,476	185,408
AvalonBay Communities Inc.	15,341	2,452,566
BioMed Realty Trust Inc.	23,137	447,470
Boston Properties Inc.	17,835	2,158,748
Camden Property Trust	10,048	746,365
Capstead Mortgage Corp.	11,092	123,121
CareTrust REIT Inc.	3,452	43,737
Cedar Realty Trust Inc.	9,542	61,069
Chesapeake Lodging Trust	6,914	210,739
Communications Sales & Leasing Inc.[a]	13,770	340,394
CoreSite Realty Corp.	3,004	136,502
Corporate Office Properties Trust	10,556	248,488
Corrections Corp. of America	13,681	452,567
Cousins Properties Inc.	23,282	241,667
Crown Castle International Corp.	39,284	3,154,505
DiamondRock Hospitality Co.[b]	22,837	292,542
Douglas Emmett Inc.	15,739	424,009
Duke Realty Corp.	40,403	750,284
EastGroup Properties Inc.	3,729	209,682
Education Realty Trust Inc.[b]	5,578	174,926
EPR Properties	6,557	359,192
Equinix Inc.	6,629	1,683,766
Equity One Inc.	8,786	205,065
Equity Residential	42,284	2,967,068
Essex Property Trust Inc.	7,577	1,610,113
Extra Space Storage Inc.	12,747	831,359
Federal Realty Investment Trust	7,972	1,021,134
Franklin Street Properties Corp.	10,149	114,785
General Growth Properties Inc.	73,205	1,878,440
GEO Group Inc. (The)	8,676	296,372
Getty Realty Corp.	3,060	50,062
Government Properties Income Trust	5,487	101,784
HCP Inc.	53,741	1,959,934
Health Care REIT Inc.	40,859	2,681,576
Healthcare Realty Trust Inc.	11,572	269,165
Highwoods Properties Inc.	10,634	424,828
Home Properties Inc.	6,754	493,380
Hospitality Properties Trust	15,647	450,947
Host Hotels & Resorts Inc.	87,862	1,742,303
Inland Real Estate Corp.	11,145	104,986
Iron Mountain Inc.[b]	21,712	673,072
Kilroy Realty Corp.	10,267	689,429
Kimco Realty Corp.	47,677	1,074,640
Kite Realty Group Trust	9,618	235,352
Lamar Advertising Co. Class A	9,239	531,058
LaSalle Hotel Properties	12,998	460,909
Lexington Realty Trust	24,957	211,635
Liberty Property Trust	17,293	557,180
LTC Properties Inc.	4,099	170,518
Macerich Co. (The)	16,276	1,214,190
Mack-Cali Realty Corp.	9,503	175,140
Medical Properties Trust Inc.	23,710	310,838
Mid-America Apartment Communities Inc.	8,708	634,030
National Retail Properties Inc.[b]	15,263	534,358

Security	Shares	Value

Omega Healthcare Investors Inc.	18,557	$637,062
Parkway Properties Inc./Md	9,803	170,964
Pennsylvania REIT	8,280	176,695
Plum Creek Timber Co. Inc.[b]	20,639	837,324
Post Properties Inc.	6,442	350,252
Potlatch Corp.	4,553	160,812
Prologis Inc.	60,945	2,261,060
PS Business Parks Inc.	2,346	169,264
Public Storage	16,903	3,116,406
Rayonier Inc.	14,689	375,304
Realty Income Corp.[b]	26,971	1,197,243
Regency Centers Corp.	11,062	652,437
Retail Opportunity Investments Corp.[b]	11,048	172,570
Sabra Health Care REIT Inc.	6,897	177,529
Saul Centers Inc.	1,469	72,260
Senior Housing Properties Trust	26,579	466,461
Simon Property Group Inc.	36,277	6,276,647
SL Green Realty Corp.	11,620	1,276,922
Sovran Self Storage Inc.	4,277	371,714
Summit Hotel Properties Inc.	9,754	126,900
Tanger Factory Outlet Centers Inc.	11,246	356,498
Taubman Centers Inc.	6,314	438,823
UDR Inc.	30,365	972,591
Universal Health Realty Income Trust	338	15,703
Urban Edge Properties	10,818	224,906
Urstadt Biddle Properties Inc. Class A	2,794	52,192
Ventas Inc.	36,257	2,251,197
Vornado Realty Trust	20,369	1,933,629
Weingarten Realty Investors	13,183	430,952
Weyerhaeuser Co.	60,351	1,901,057
WP GLIMCHER Inc.[b]	21,285	287,986

		74,338,686
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
Alexander & Baldwin Inc.	5,098	200,861
CBRE Group Inc. Class Aa	32,431	1,199,947
Forestar Group Inc.[a,b]	4,020	52,903
Jones Lang LaSalle Inc.	5,197	888,687

		2,342,398
ROAD & RAIL — 0.90%
ArcBest Corp.	3,003	95,495
Celadon Group Inc.	2,527	52,258
Con-way Inc.	6,616	253,856
CSX Corp.	115,028	3,755,664
Genesee & Wyoming Inc. Class Aa,b	6,028	459,213
Heartland Express Inc.	6,130	124,010
JB Hunt Transport Services Inc.	10,649	874,176
Kansas City Southern	12,888	1,175,386
Knight Transportation Inc.	7,302	195,256
Landstar System Inc.	5,120	342,374
Norfolk Southern Corp.	35,510	3,102,154
Old Dominion Freight Line Inc.[a]	8,030	550,898
Roadrunner Transportation Systems Inc.[a,b]	2,964	76,471
Ryder System Inc.	6,220	543,441
Saia Inc.[a]	3,081	121,053
Union Pacific Corp.	101,920	9,720,110
Werner Enterprises Inc.	5,054	132,668

		21,574,483

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.43%
Advanced Energy Industries Inc.[a]	4,648	$127,774
Advanced Micro Devices Inc.[a,b]	73,135	175,524
Altera Corp.	35,031	1,793,587
Analog Devices Inc.	36,517	2,343,844
Applied Materials Inc.	143,673	2,761,395
Atmel Corp.	47,869	471,749
Avago Technologies Ltd.	29,847	3,967,562
Broadcom Corp. Class A	63,389	3,263,900
Brooks Automation Inc.	7,570	86,676
Cabot Microelectronics Corp.[a]	2,940	138,503
CEVA Inc.[a]	2,548	49,508
Cirrus Logic Inc.[a,b]	7,627	259,547
Cohu Inc.	3,000	39,690
Cree Inc.[a,b]	12,458	324,282
Cypress Semiconductor Corp.	38,174	448,926
Diodes Inc.[a]	4,072	98,176
DSP Group Inc.[a]	2,582	26,672
Exar Corp.[a]	5,057	49,457
Fairchild Semiconductor International Inc.[a]	13,414	233,135
First Solar Inc.[a]	8,723	409,807
Integrated Device Technology Inc.[a]	17,246	374,238
Intel Corp.	552,129	16,793,004
Intersil Corp. Class A	15,299	191,390
KLA-Tencor Corp.	18,669	1,049,384
Kopin Corp.[a]	7,664	26,441
Kulicke & Soffa Industries Inc.[a]	9,154	107,193
Lam Research Corp.	18,408	1,497,491
Linear Technology Corp.	27,932	1,235,432
Micrel Inc.	5,597	77,798
Microchip Technology Inc.	23,326	1,106,236
Micron Technology Inc.[a]	125,278	2,360,238
Microsemi Corp.[a]	11,228	392,419
MKS Instruments Inc.	6,152	233,407
Monolithic Power Systems Inc.	4,145	210,193
Nanometrics Inc.[a]	3,380	54,486
NVIDIA Corp.	59,939	1,205,373
Pericom Semiconductor Corp.	2,592	34,085
Power Integrations Inc.	3,608	163,009
Qorvo Inc.[a]	17,263	1,385,701
Rudolph Technologies Inc.[a]	3,552	42,660
Semtech Corp.[a,b]	7,649	151,833
Silicon Laboratories Inc.[a,b]	4,525	244,395
Skyworks Solutions Inc.	22,287	2,320,077
SunEdison Inc.[a,b]	33,975	1,016,192
Synaptics Inc.[a,b]	4,354	377,644
Teradyne Inc.	25,259	487,246
Tessera Technologies Inc.	5,640	214,207
Texas Instruments Inc.	121,122	6,238,994
Ultratech Inc.[a,b]	3,025	56,144
Veeco Instruments Inc.[a,b]	4,557	130,968
Xilinx Inc.	30,164	1,332,042

		58,179,634
SOFTWARE — 3.79%
ACI Worldwide Inc.[a]	13,614	334,496
Adobe Systems Inc.[a]	55,333	4,482,526
Advent Software Inc.	5,063	223,835
ANSYS Inc.[a]	10,465	954,827
Autodesk Inc.[a]	26,338	1,318,875
Blackbaud Inc.	5,583	317,952

Security	Shares	Value

Bottomline Technologies de Inc.[a,b]	4,562	$126,869
CA Inc.	36,859	1,079,600
Cadence Design Systems Inc.[a,b]	33,604	660,655
CDK Global Inc.	18,656	1,007,051
Citrix Systems Inc.[a]	18,549	1,301,398
CommVault Systems Inc.[a]	5,030	213,322
Ebix Inc.[b]	3,549	115,733
Electronic Arts Inc.[a]	36,231	2,409,362
Epiq Systems Inc.	3,549	59,907
FactSet Research Systems Inc.	4,487	729,182
Fair Isaac Corp.	3,622	328,805
Fortinet Inc.[a]	16,294	673,431
Informatica Corp.[a]	12,255	594,000
Interactive Intelligence Group Inc.[a,b]	1,982	88,140
Intuit Inc.	32,085	3,233,205
Manhattan Associates Inc.[a]	8,715	519,850
Mentor Graphics Corp.	11,709	309,469
Microsoft Corp.	941,396	41,562,633
MicroStrategy Inc. Class Aa	1,016	172,801
Monotype Imaging Holdings Inc.	4,387	105,771
NetScout Systems Inc.[a,b]	4,592	168,389
Oracle Corp.	371,042	14,952,993
Progress Software Corp.[a]	5,585	153,588
PTC Inc.[a]	13,608	558,200
Red Hat Inc.[a]	21,434	1,627,484
Rovi Corp.[a,b]	10,776	171,877
salesforce.com inc.[a]	71,029	4,945,749
SolarWinds Inc.[a]	7,701	355,247
Solera Holdings Inc.	7,756	345,607
Symantec Corp.	79,526	1,848,980
Synchronoss Technologies Inc.[a]	4,088	186,944
Synopsys Inc.[a]	17,976	910,484
Take-Two Interactive Software Inc.[a]	10,090	278,181
Tangoe Inc.[a,b]	3,991	50,207
Tyler Technologies Inc.[a]	3,921	507,299
Ultimate Software Group Inc. (The)[a,b]	3,364	552,840
VASCO Data Security International Inc.[a,b]	3,427	103,461

		90,641,225
SPECIALTY RETAIL — 2.58%
Aaron’s Inc.	7,690	278,455
Abercrombie & Fitch Co. Class A	8,059	173,349
Advance Auto Parts Inc.	8,551	1,362,089
American Eagle Outfitters Inc.	20,334	350,152
ANN INC.[a]	5,550	268,010
Ascena Retail Group Inc.[a]	15,800	263,149
AutoNation Inc.[a]	8,678	546,540
AutoZone Inc.[a]	3,697	2,465,529
Barnes & Noble Inc.[a,b]	5,405	140,314
Bed Bath & Beyond Inc.[a,b]	19,898	1,372,564
Best Buy Co. Inc.	34,036	1,109,914
Big 5 Sporting Goods Corp.	1,997	28,377
Buckle Inc. (The)[b]	3,435	157,220
Cabela’s Inc.[a]	5,569	278,339
Caleres Inc.	5,239	166,495
CarMax Inc.[a,b]	24,470	1,620,159
Cato Corp. (The) Class A	3,100	120,156
Chico’s FAS Inc.	16,882	280,748
Children’s Place Inc. (The)	2,362	154,498
Christopher & Banks Corp.[a]	4,099	16,437
CST Brands Inc.	9,069	354,235
Dick’s Sporting Goods Inc.	11,268	583,344

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

Finish Line Inc. (The) Class A	5,428	$151,007
Foot Locker Inc.	16,326	1,094,005
Francesca’s Holdings Corp.[a]	5,058	68,131
GameStop Corp. Class Ab	12,657	543,745
Gap Inc. (The)	30,718	1,172,506
Genesco Inc.[a,b]	2,946	194,524
Group 1 Automotive Inc.	2,504	227,438
Guess? Inc.[b]	7,078	135,685
Haverty Furniture Companies Inc.	2,732	59,066
Hibbett Sports Inc.[a,b]	3,030	141,137
Home Depot Inc. (The)	151,182	16,800,856
Kirkland’s Inc.	2,034	56,688
L Brands Inc.	28,555	2,448,020
Lithia Motors Inc. Class A	2,645	299,308
Lowe’s Companies Inc.	108,578	7,271,469
Lumber Liquidators Holdings Inc.[a,b]	3,137	64,967
MarineMax Inc.[a]	3,218	75,655
Men’s Wearhouse Inc. (The)	5,284	338,546
Monro Muffler Brake Inc.[b]	3,873	240,746
Murphy USA Inc.[a]	4,929	275,137
O’Reilly Automotive Inc.[a]	11,758	2,657,073
Office Depot Inc.[a]	57,765	500,245
Outerwall Inc.[b]	2,145	163,256
Pep Boys-Manny Moe & Jack (The)[a]	6,564	80,540
Rent-A-Center Inc./TX	6,051	171,546
Ross Stores Inc.	48,216	2,343,780
Select Comfort Corp.[a]	5,992	180,179
Signet Jewelers Ltd.	9,275	1,189,426
Sonic Automotive Inc. Class A	4,056	96,655
Stage Stores Inc.	4,034	70,716
Staples Inc.	74,911	1,146,887
Stein Mart Inc.	3,068	32,122
Tiffany & Co.	13,088	1,201,478
TJX Companies Inc. (The)	79,242	5,243,443
Tractor Supply Co.	15,906	1,430,586
Urban Outfitters Inc.[a,b]	11,328	396,480
Vitamin Shoppe Inc.[a,b]	3,547	132,197
Williams-Sonoma Inc.	9,996	822,371
Zumiez Inc.[a,b]	2,533	67,454

		61,675,143
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.37%
3D Systems Corp.[a,b]	12,146	237,090
Apple Inc.	670,393	84,084,042
Diebold Inc.	7,652	267,820
Electronics For Imaging Inc.[a,b]	5,620	244,526
EMC Corp./MA	226,070	5,965,987
Hewlett-Packard Co.	210,307	6,311,313
Lexmark International Inc. Class A	7,018	310,196
NCR Corp.[a]	19,795	595,830
NetApp Inc.	36,100	1,139,316
QLogic Corp.[a]	9,774	138,693
SanDisk Corp.	24,264	1,412,650
Seagate Technology PLC	37,043	1,759,542
Super Micro Computer Inc.[a]	4,184	123,763
Western Digital Corp.	25,297	1,983,791

		104,574,559
TEXTILES, APPAREL & LUXURY GOODS — 0.94%
Carter’s Inc.	6,175	656,403
Coach Inc.	31,966	1,106,343

Security	Shares	Value

Crocs Inc.[a]	9,146	$134,538
Deckers Outdoor Corp.[a,b]	3,858	277,660
Fossil Group Inc.[a,b]	4,986	345,829
G-III Apparel Group Ltd.[a]	4,443	312,565
Hanesbrands Inc.	46,798	1,559,309
Iconix Brand Group Inc.[a,b]	5,512	137,635
Kate Spade & Co.[a]	14,997	323,035
Michael Kors Holdings Ltd.[a]	23,195	976,278
Movado Group Inc.	2,013	54,673
NIKE Inc. Class B	81,067	8,756,857
Oxford Industries Inc.	1,702	148,840
Perry Ellis International Inc.[a,b]	1,505	35,774
PVH Corp.	9,548	1,099,930
Ralph Lauren Corp.	7,062	934,726
Skechers U.S.A. Inc. Class Aa	4,785	525,345
Steven Madden Ltd.[a]	6,438	275,418
Under Armour Inc. Class Aa,b	19,475	1,624,994
Unifi Inc.[a]	1,634	54,739
VF Corp.	39,713	2,769,585
Wolverine World Wide Inc.	11,778	335,437

		22,445,913
THRIFTS & MORTGAGE FINANCE — 0.12%
Astoria Financial Corp.	10,795	148,863
Bank Mutual Corp.	5,093	39,063
BofI Holding Inc.[a,b]	1,613	170,510
Brookline Bancorp Inc.	8,136	91,855
Dime Community Bancshares Inc.	3,077	52,124
Hudson City Bancorp Inc.	56,602	559,228
New York Community Bancorp Inc.	51,694	950,136
Northwest Bancshares Inc.	11,703	150,033
Oritani Financial Corp.	4,625	74,231
Provident Financial Services Inc.	6,104	115,915
TrustCo Bank Corp. NY	10,682	75,095
Walker & Dunlop Inc.[a]	3,208	85,782
Washington Federal Inc.	11,082	258,765

		2,771,600
TOBACCO — 1.23%
Altria Group Inc.	228,901	11,195,548
Philip Morris International Inc.	180,305	14,455,052
Reynolds American Inc.	48,393	3,612,998
Universal Corp./VAb	2,627	150,579

		29,414,177
TRADING COMPANIES & DISTRIBUTORS — 0.24%
Applied Industrial Technologies Inc.	4,610	182,786
DXP Enterprises Inc.[a]	1,401	65,147
Fastenal Co.[b]	31,467	1,327,278
GATX Corp.	5,075	269,736
Kaman Corp.	3,018	126,575
MSC Industrial Direct Co. Inc. Class A	5,997	418,411
NOW Inc.[a,b]	12,242	243,738
United Rentals Inc.[a,b]	11,251	985,813
Veritiv Corp.[a]	980	35,731
Watsco Inc.	3,219	398,319
WW Grainger Inc.	6,945	1,643,534

		5,697,068

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Security	Shares	Value

WATER UTILITIES — 0.03%
American States Water Co.	4,254	$159,057
Aqua America Inc.	20,315	497,514

		656,571
WIRELESS TELECOMMUNICATION SERVICES — 0.02%
Spok Holdings Inc.	3,125	52,625
Telephone & Data Systems Inc.	11,666	342,980

		395,605

TOTAL COMMON STOCKS (Cost: $2,078,134,969)		2,388,892,611

SHORT-TERM INVESTMENTS — 1.65%

MONEY MARKET FUNDS — 1.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	35,708,232	35,708,232
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	2,082,297	2,082,297
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,649,951	1,649,951

		39,440,480

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,440,480)		39,440,480

TOTAL INVESTMENTS IN SECURITIES — 101.44% (Cost: $2,117,575,449)		2,428,333,091
Other Assets, Less Liabilities — (1.44)%		(34,457,386)

NET ASSETS — 100.00%		$2,393,875,705

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

June 30, 2015

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	30	Sep. 2015	Chicago Mercantile	$3,081,600	$(28,893)
E-mini S&P MidCap 400	3	Sep. 2015	Chicago Mercantile	449,430	(5,328)

	Net unrealized depreciation				$(34,221)

See accompanying notes to schedules of investments.

39

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 2.66%
Aerojet Rocketdyne Holdings Inc.[a,b]	1,737	$35,800
Astronics Corp.[a]	1,114	78,971
B/E Aerospace Inc.	6,262	343,784
Boeing Co. (The)	40,820	5,662,550
Curtiss-Wright Corp.	154	11,156
General Dynamics Corp.	5,267	746,281
HEICO Corp.	1,136	66,229
HEICO Corp. Class A	2,357	119,665
Hexcel Corp.	5,745	285,756
Honeywell International Inc.	46,143	4,705,202
Huntington Ingalls Industries Inc.	2,869	323,021
Lockheed Martin Corp.	11,501	2,138,036
Moog Inc. Class Aa	182	12,864
Northrop Grumman Corp.	3,478	551,715
Precision Castparts Corp.	1,559	311,597
Rockwell Collins Inc.	7,805	720,792
Sparton Corp.[a]	557	15,217
Spirit AeroSystems Holdings Inc. Class Aa	7,712	425,008
TASER International Inc.[a,b]	3,226	107,458
Teledyne Technologies Inc.[a]	554	58,453
Textron Inc.	3,721	166,068
TransDigm Group Inc.[a]	3,144	706,362
United Technologies Corp.	4,835	536,347
Vectrus Inc.[a]	576	14,325

		18,142,657
AIR FREIGHT & LOGISTICS — 0.96%
CH Robinson Worldwide Inc.	8,552	533,559
Echo Global Logistics Inc.[a]	1,709	55,816
Expeditors International of Washington Inc.	11,366	524,029
FedEx Corp.	6,064	1,033,306
Forward Air Corp.	1,856	96,995
Hub Group Inc. Class Aa	2,066	83,343
Park-Ohio Holdings Corp.	474	22,970
Radiant Logistics Inc.[a]	1,514	11,067
United Parcel Service Inc. Class B	41,411	4,013,140
XPO Logistics Inc.[a,b]	3,473	156,910

		6,531,135
AIRLINES — 1.06%
Alaska Air Group Inc.	7,649	492,825
Allegiant Travel Co.	796	141,592
American Airlines Group Inc.	40,897	1,633,222
Delta Air Lines Inc.	48,182	1,979,317
Hawaiian Holdings Inc.[a,b]	2,832	67,260
JetBlue Airways Corp.[a,b]	6,885	142,933
Southwest Airlines Co.	39,443	1,305,169
Spirit Airlines Inc.[a,b]	4,308	267,527
United Continental Holdings Inc.[a]	22,546	1,195,163
Virgin America Inc.[a,b]	1,382	37,977

		7,262,985

Security	Shares	Value

AUTO COMPONENTS — 0.62%
American Axle & Manufacturing Holdings Inc.[a]	4,464	$93,342
BorgWarner Inc.	13,352	758,928
Cooper Tire & Rubber Co.	433	14,648
Cooper-Standard Holding Inc.[a]	33	2,029
Dana Holding Corp.	5,157	106,131
Delphi Automotive PLC	17,042	1,450,104
Dorman Products Inc.[a,b]	1,541	73,444
Drew Industries Inc.	1,415	82,098
Fox Factory Holding Corp.[a]	1,048	16,852
Gentex Corp./MI	8,683	142,575
Gentherm Inc.[a]	2,118	116,299
Johnson Controls Inc.	8,466	419,321
Lear Corp.	3,475	390,104
Metaldyne Performance Group Inc.	376	6,824
Motorcar Parts of America Inc.[a]	1,165	35,055
Stoneridge Inc.[a]	1,348	15,785
Strattec Security Corp.	36	2,473
Tenneco Inc.[a]	3,662	210,345
Tower International Inc.[a]	689	17,949
Visteon Corp.[a]	2,632	276,307

		4,230,613
AUTOMOBILES — 0.31%
Harley-Davidson Inc.	6,721	378,728
Tesla Motors Inc.[a,b]	5,756	1,544,105
Thor Industries Inc.	2,710	152,519
Winnebago Industries Inc.[b]	1,563	36,871

		2,112,223
BANKS — 0.19%
Bank of the Ozarks Inc.	4,672	213,744
Cardinal Financial Corp.	111	2,419
Eagle Bancorp Inc.[a,b]	1,334	58,643
First Financial Bankshares Inc.	2,202	76,277
Hilltop Holdings Inc.[a]	1,605	38,665
Home BancShares Inc./AR	2,746	100,394
Pinnacle Financial Partners Inc.	157	8,536
Signature Bank/New York NYa	2,757	403,597
South State Corp.	77	5,851
Square 1 Financial Inc.[a]	369	10,092
SVB Financial Group[a]	1,898	273,274
Texas Capital Bancshares Inc.[a]	192	11,950
Western Alliance Bancorp[a]	2,594	87,573

		1,291,015
BEVERAGES — 3.22%
Boston Beer Co. Inc. (The)[a]	535	124,115
Brown-Forman Corp. Class A	1,501	167,241
Brown-Forman Corp. Class B	6,922	693,446
Castle Brands Inc.	3,931	5,464
Coca-Cola Bottling Co. Consolidated	274	41,393
Coca-Cola Co. (The)	231,473	9,080,686
Coca-Cola Enterprises Inc.	13,777	598,473
Constellation Brands Inc. Class A	9,655	1,120,173
Craft Brew Alliance Inc.[a,b]	324	3,583
Dr. Pepper Snapple Group Inc.	11,363	828,363
MGP Ingredients Inc.	632	10,630
Monster Beverage Corp.[a]	8,830	1,183,397
National Beverage Corp.[a]	636	14,304
PepsiCo Inc.	87,135	8,133,181

		22,004,449

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

BIOTECHNOLOGY — 7.05%
Abeona Therapeutics Inc.	610	$3,087
ACADIA Pharmaceuticals Inc.[a,b]	4,273	178,953
Acceleron Pharma Inc.[a]	1,273	40,278
Achillion Pharmaceuticals Inc.[a,b]	6,910	61,223
Acorda Therapeutics Inc.[a,b]	2,314	77,126
Aduro Biotech Inc.[a]	485	14,710
Advaxis Inc.[a]	1,789	36,370
Aegerion Pharmaceuticals Inc.[a,b]	1,635	31,016
Affimed NVa	883	11,894
Agenus Inc.[a]	3,636	31,379
Agios Pharmaceuticals Inc.[a,b]	1,523	169,266
Alder Biopharmaceuticals Inc.[a]	1,209	64,041
Alexion Pharmaceuticals Inc.[a,b]	12,736	2,302,327
Alkermes PLC[a]	7,261	467,173
Alnylam Pharmaceuticals Inc.[a]	3,597	431,172
AMAG Pharmaceuticals Inc.[a]	982	67,817
Amgen Inc.	44,882	6,890,285
Amicus Therapeutics Inc.[a]	5,693	80,556
Anacor Pharmaceuticals Inc.[a]	2,416	187,071
Anthera Pharmaceuticals Inc.[a]	2,115	18,231
Applied Genetic Technologies Corp./DEa	290	4,449
Ardelyx Inc.[a]	690	11,019
Arena Pharmaceuticals Inc.[a,b]	14,116	65,498
ARIAD Pharmaceuticals Inc.[a]	10,159	84,015
Array BioPharma Inc.[a,b]	6,740	48,595
Arrowhead Research Corp.[a,b]	1,928	13,785
Asterias Biotherapeutics Inc.[a]	617	2,838
Atara Biotherapeutics Inc.[a,b]	850	44,846
aTyr Pharma Inc.[a]	358	6,630
Avalanche Biotechnologies Inc.[a]	1,138	18,481
Bellicum Pharmaceuticals Inc.[a]	434	9,231
BioCryst Pharmaceuticals Inc.[a]	3,642	54,375
Biogen Inc.[a]	13,885	5,608,707
BioMarin Pharmaceutical Inc.[a]	9,463	1,294,349
BioSpecifics Technologies Corp.[a]	332	17,131
BioTime Inc.[a,b]	2,726	9,895
Bluebird Bio Inc.[a]	1,936	325,964
Blueprint Medicines Corp.[a]	544	14,411
Cara Therapeutics Inc.[a]	1,089	13,231
Catalyst Pharmaceuticals Inc.[a]	4,447	18,366
Celgene Corp.[a]	46,819	5,418,597
Celldex Therapeutics Inc.[a,b]	5,339	134,650
Cellular Biomedicine Group Inc.[a]	581	21,793
Cepheid[a]	4,233	258,848
ChemoCentryx Inc.[a]	1,652	13,596
Chimerix Inc.[a]	2,433	112,405
Cidara Therapeutics Inc.[a]	502	7,038
Clovis Oncology Inc.[a,b]	1,472	129,359
Coherus Biosciences Inc.[a,b]	1,382	39,940
Concert Pharmaceuticals Inc.[a]	892	13,282
CorMedix Inc.[a]	1,833	7,112
CTI BioPharma Corp.[a,b]	8,381	16,343
Curis Inc.[a]	6,566	21,733
Cytokinetics Inc.[a]	1,059	7,116
CytRx Corp.[a,b]	3,220	11,978
Dicerna Pharmaceuticals Inc.[a,b]	873	12,178
Dyax Corp.[a]	8,595	227,767

Security	Shares	Value

Dynavax Technologies Corp.[a]	1,730	$40,525
Eagle Pharmaceuticals Inc./DEa	503	40,673
Emergent BioSolutions Inc.[a]	1,257	41,418
Enanta Pharmaceuticals Inc.[a,b]	939	42,246
Epizyme Inc.[a,b]	1,703	40,872
Esperion Therapeutics Inc.[a,b]	771	63,037
Exact Sciences Corp.[a,b]	5,274	156,849
Exelixis Inc.[a,b]	10,636	39,991
Fibrocell Science Inc.[a]	1,450	7,642
FibroGen Inc.[a,b]	2,814	66,129
Five Prime Therapeutics Inc.[a]	1,278	31,746
Flexion Therapeutics Inc.[a]	809	17,709
Foundation Medicine Inc.[a,b]	802	27,140
Galena Biopharma Inc.[a,b]	11,197	19,035
Genocea Biosciences Inc.[a]	1,076	14,773
Genomic Health Inc.[a]	949	26,373
Geron Corp.[a]	8,820	37,750
Gilead Sciences Inc.	86,754	10,157,158
Halozyme Therapeutics Inc.[a,b]	6,271	141,599
Heron Therapeutics Inc.[a,b]	1,371	42,720
Idera Pharmaceuticals Inc.[a,b]	4,827	17,908
Ignyta Inc.[a]	626	9,446
Immune Design Corp.[a]	657	13,567
ImmunoGen Inc.[a,b]	5,315	76,430
Immunomedics Inc.[a,b]	5,001	20,304
Incyte Corp.[a]	9,233	962,171
Infinity Pharmaceuticals Inc.[a]	2,688	29,434
Inovio Pharmaceuticals Inc.[a,b]	3,889	31,734
Insmed Inc.[a]	3,525	86,080
Insys Therapeutics Inc.[a,b]	1,445	51,904
Intercept Pharmaceuticals Inc.[a,b]	940	226,897
Intrexon Corp.[a,b]	2,727	133,078
Invitae Corp.[a,b]	361	5,372
Ironwood Pharmaceuticals Inc.[a]	7,413	89,401
Isis Pharmaceuticals Inc.[a,b]	7,063	406,476
Juno Therapeutics Inc.[a,b]	699	37,278
Karyopharm Therapeutics Inc.[a,b]	1,353	36,815
Keryx Biopharmaceuticals Inc.[a,b]	5,910	58,982
Kite Pharma Inc.[a,b]	1,698	103,527
KYTHERA Biopharmaceuticals Inc.[a]	1,520	114,471
La Jolla Pharmaceutical Co.[a]	682	16,716
Lexicon Pharmaceuticals Inc.[a,b]	1,695	13,645
Ligand Pharmaceuticals Inc.[a,b]	1,036	104,532
Lion Biotechnologies Inc.[a]	2,659	24,383
MacroGenics Inc.[a]	1,653	62,764
MannKind Corp.[a,b]	14,521	82,624
Medgenics Inc.[a]	1,115	6,835
Medivation Inc.[a]	4,643	530,231
Merrimack Pharmaceuticals Inc.[a,b]	6,277	77,615
MiMedx Group Inc.[a]	6,390	74,060
Mirati Therapeutics Inc.[a,b]	601	18,913
Momenta Pharmaceuticals Inc.[a]	3,595	82,002
Myriad Genetics Inc.[a,b]	4,092	139,087
Navidea Biopharmaceuticals Inc.[a,b]	5,409	8,708
Neurocrine Biosciences Inc.[a,b]	5,037	240,567
NewLink Genetics Corp.[a,b]	1,159	51,309
Northwest Biotherapeutics Inc.[a,b]	3,014	29,929
Novavax Inc.[a,b]	15,973	177,939
Ocata Therapeutics Inc.[a]	1,834	9,665
OncoMed Pharmaceuticals Inc.[a,b]	987	22,208
Oncothyreon Inc.[a]	6,474	24,213
Ophthotech Corp.[a]	1,394	72,572
OPKO Health Inc.[a,b]	13,844	222,612

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Orexigen Therapeutics Inc.[a]	6,847	$33,893
Organovo Holdings Inc.[a,b]	5,240	19,755
Osiris Therapeutics Inc.[a,b]	949	18,468
Otonomy Inc.[a]	860	19,771
OvaScience Inc.[a]	1,377	39,837
Peregrine Pharmaceuticals Inc.[a,b]	9,282	12,159
Pfenex Inc.[a]	949	18,411
Portola Pharmaceuticals Inc.[a,b]	2,666	121,436
Progenics Pharmaceuticals Inc.[a,b]	4,073	30,385
Proteon Therapeutics Inc.[a]	439	7,841
Prothena Corp. PLC[a]	1,842	97,018
PTC Therapeutics Inc.[a]	1,993	95,923
Puma Biotechnology Inc.[a,b]	1,475	172,206
Radius Health Inc.[a]	1,723	116,647
Raptor Pharmaceutical Corp.[a]	4,870	76,897
Receptos Inc.[a]	1,861	353,683
Regeneron Pharmaceuticals Inc.[a]	4,631	2,362,412
Regulus Therapeutics Inc.[a]	1,662	18,216
Repligen Corp.[a,b]	1,888	77,918
Retrophin Inc.[a]	2,056	68,156
Rigel Pharmaceuticals Inc.[a]	4,044	12,981
Sage Therapeutics Inc.[a]	810	59,130
Sangamo BioSciences Inc.[a]	4,338	48,108
Sarepta Therapeutics Inc.[a,b]	2,369	72,089
Seattle Genetics Inc.[a,b]	5,602	271,137
Sorrento Therapeutics Inc.[a]	1,675	29,514
Spark Therapeutics Inc.[a,b]	504	30,376
Spectrum Pharmaceuticals Inc.[a,b]	873	5,971
Stemline Therapeutics Inc.[a]	153	1,801
Synergy Pharmaceuticals Inc.[a,b]	6,295	52,248
Synta Pharmaceuticals Corp.[a]	5,014	11,181
T2 Biosystems Inc.[a,b]	704	11,426
TESARO Inc.[a]	1,369	80,484
TG Therapeutics Inc.[a]	2,167	35,951
Threshold Pharmaceuticals Inc.[a,b]	4,248	17,162
Tobira Therapeutics Inc.[a,b]	102	1,760
Tokai Pharmaceuticals Inc.[a,b]	288	3,830
Trevena Inc.[a]	1,420	8,889
TrovaGene Inc.[a]	1,444	14,657
Ultragenyx Pharmaceutical Inc.[a]	2,117	216,760
United Therapeutics Corp.[a]	2,747	477,841
Vanda Pharmaceuticals Inc.[a,b]	1,972	25,025
Verastem Inc.[a,b]	145	1,093
Versartis Inc.[a]	379	5,768
Vertex Pharmaceuticals Inc.[a]	14,387	1,776,507
Vitae Pharmaceuticals Inc.[a]	766	11,030
Vital Therapies Inc.[a,b]	978	20,636
XBiotech Inc.	356	6,436
Xencor Inc.[a]	1,681	36,932
XOMA Corp.[a,b]	4,139	16,059
Zafgen Inc.[a]	966	33,453
ZIOPHARM Oncology Inc.[a,b]	6,749	80,988

		48,181,570
BUILDING PRODUCTS — 0.37%
AAON Inc.	2,373	53,440
Advanced Drainage Systems Inc.	1,978	58,015
Allegion PLC	5,661	340,453
American Woodmark Corp.[a]	730	40,040
AO Smith Corp.	4,379	315,200
Apogee Enterprises Inc.	1,719	90,488
Armstrong World Industries Inc.[a]	1,452	77,363

Security	Shares	Value

Builders FirstSource Inc.[a,b]	2,646	$33,975
Continental Building Products Inc.[a]	1,847	39,138
Fortune Brands Home & Security Inc.	3,294	150,931
Griffon Corp.	483	7,689
Insteel Industries Inc.	961	17,971
Lennox International Inc.	2,388	257,164
Masco Corp.	20,456	545,561
Masonite International Corp.[a]	1,778	124,656
NCI Building Systems Inc.[a]	1,545	23,283
Nortek Inc.[a]	549	45,638
Patrick Industries Inc.[a]	724	27,548
PGT Inc.[a]	2,582	37,465
Ply Gem Holdings Inc.[a,b]	1,248	14,714
Quanex Building Products Corp.	150	3,214
Simpson Manufacturing Co. Inc.	225	7,650
Trex Co. Inc.[a]	1,907	94,263
USG Corp.[a,b]	5,504	152,956

		2,558,815
CAPITAL MARKETS — 1.37%
Affiliated Managers Group Inc.[a]	3,229	705,859
Ameriprise Financial Inc.	8,917	1,114,001
Artisan Partners Asset Management Inc.	2,090	97,101
Ashford Inc.[a]	75	6,545
Bank of New York Mellon Corp. (The)	7,151	300,127
BGC Partners Inc. Class A	10,787	94,386
BlackRock Inc.[c]	2,355	814,783
Charles Schwab Corp. (The)	47,807	1,560,899
CIFC Corp.	14	111
Cohen & Steers Inc.	1,260	42,941
Cowen Group Inc. Class Aa	362	2,317
Diamond Hill Investment Group Inc.	185	36,937
Eaton Vance Corp. NVS	6,952	272,032
Evercore Partners Inc. Class A	2,039	110,024
Federated Investors Inc. Class B	5,525	185,032
Fifth Street Asset Management Inc.	191	1,963
Financial Engines Inc.	3,055	129,776
GAMCO Investors Inc. Class A	369	25,354
Greenhill & Co. Inc.	1,736	71,749
HFF Inc. Class A	2,227	92,933
Interactive Brokers Group Inc. Class A	296	12,302
INTL FCStone Inc.[a]	273	9,075
Invesco Ltd.	3,178	119,143
Investment Technology Group Inc.	265	6,572
Janus Capital Group Inc.	728	12,463
KCG Holdings Inc. Class Aa	550	6,781
Ladenburg Thalmann Financial Services Inc.[a,b]	659	2,306
Lazard Ltd. Class A	7,434	418,088
Legg Mason Inc.	1,885	97,134
LPL Financial Holdings Inc.[b]	4,867	226,267
Medley Management Inc.	191	2,261
Moelis & Co. Class A	909	26,097
NorthStar Asset Management Group Inc./New York	11,429	211,322
OM Asset Management PLC	1,439	25,600
Pzena Investment Management Inc. Class A	492	5,437
SEI Investments Co.	8,218	402,929
T Rowe Price Group Inc.	15,379	1,195,410
TD Ameritrade Holding Corp.	13,540	498,543
Virtu Financial Inc.[a]	1,122	26,345
Virtus Investment Partners Inc.	23	3,042
Waddell & Reed Financial Inc. Class A	4,667	220,796
Westwood Holdings Group Inc.	507	30,202

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

WisdomTree Investments Inc.	6,724	$147,693
ZAIS Group Holdings Inc.	224	2,442

		9,373,120
CHEMICALS — 3.10%
A Schulman Inc.	1,545	67,547
Air Products & Chemicals Inc.	10,435	1,427,821
Airgas Inc.	903	95,519
American Vanguard Corp.	208	2,870
Ashland Inc.	379	46,200
Axalta Coating Systems Ltd.[a]	5,947	196,727
Balchem Corp.	1,837	102,358
Calgon Carbon Corp.	1,431	27,733
Celanese Corp. Series A	642	46,147
CF Industries Holdings Inc.	13,895	893,171
Chase Corp.	327	12,998
Chemtura Corp.[a]	4,145	117,345
Core Molding Technologies Inc.[a]	453	10,346
Cytec Industries Inc.	486	29,418
Dow Chemical Co. (The)	8,915	456,180
Eastman Chemical Co.	2,185	178,777
Ecolab Inc.	15,583	1,761,970
EI du Pont de Nemours & Co.	24,688	1,578,798
Ferro Corp.[a]	4,479	75,158
FMC Corp.	5,707	299,903
Hawkins Inc.	112	4,524
HB Fuller Co.	2,989	121,413
Huntsman Corp.	7,668	169,233
International Flavors & Fragrances Inc.	4,773	521,641
KMG Chemicals Inc.	571	14,526
Koppers Holdings Inc.	1,202	29,713
LSB Industries Inc.[a]	430	17,561
LyondellBasell Industries NV Class A	22,730	2,353,010
Minerals Technologies Inc.	1,919	130,741
Monsanto Co.	28,103	2,995,499
NewMarket Corp.	502	222,833
Olin Corp.	3,647	98,287
OMNOVA Solutions Inc.[a]	1,634	12,239
Platform Specialty Products Corp.[a]	1,161	29,698
PolyOne Corp.	5,266	206,269
PPG Industries Inc.	16,046	1,840,797
Praxair Inc.	14,177	1,694,860
Quaker Chemical Corp.	589	52,327
Rentech Inc.[a,b]	7,039	7,532
RPM International Inc.	7,859	384,855
Scotts Miracle-Gro Co. (The) Class A	2,391	141,571
Senomyx Inc.[a]	2,394	12,832
Sensient Technologies Corp.	1,776	121,372
Sherwin-Williams Co. (The)	4,779	1,314,320
Sigma-Aldrich Corp.	2,748	382,934
Stepan Co.	501	27,109
Trecora Resources[a,b]	1,171	17,682
Tredegar Corp.	324	7,164
Trinseo SAa,b	667	17,902
Valhi Inc.	567	3,209
Valspar Corp. (The)	4,796	392,409
WR Grace & Co.[a]	4,293	430,588

		21,203,636
COMMERCIAL SERVICES & SUPPLIES — 0.63%
ARC Document Solutions Inc.[a]	2,333	17,754

Security	Shares	Value

Brink’s Co. (The)	2,871	$84,494
Casella Waste Systems Inc. Class Aa,b	397	2,227
Cintas Corp.	5,629	476,157
Clean Harbors Inc.[a]	2,341	125,805
Copart Inc.[a]	7,461	264,716
Covanta Holding Corp.	6,743	142,884
Deluxe Corp.	1,611	99,882
G&K Services Inc. Class A	856	59,184
Healthcare Services Group Inc.[b]	4,128	136,430
Heritage-Crystal Clean Inc.[a]	468	6,880
Herman Miller Inc.	3,538	102,354
HNI Corp.	2,621	134,064
InnerWorkings Inc.[a]	1,157	7,717
Interface Inc.	4,012	100,501
KAR Auction Services Inc.	2,812	105,169
Kimball International Inc. Class B	718	8,731
Knoll Inc.	2,974	74,439
Matthews International Corp. Class A	99	5,261
Mobile Mini Inc.	202	8,492
MSA Safety Inc.	1,110	53,846
Multi-Color Corp.	741	47,335
Pitney Bowes Inc.	4,608	95,893
Rollins Inc.	5,642	160,966
RR Donnelley & Sons Co.	6,450	112,424
SP Plus Corp.[a]	844	22,037
Steelcase Inc. Class A	5,018	94,890
Stericycle Inc.[a]	5,019	672,094
Team Inc.[a]	1,165	46,891
Tyco International PLC	21,776	837,941
U.S. Ecology Inc.	1,344	65,480
Waste Management Inc.	2,270	105,215
West Corp.	413	12,431

		4,290,584
COMMUNICATIONS EQUIPMENT — 0.63%
Aerohive Networks Inc.[a]	1,343	9,374
Alliance Fiber Optic Products Inc.	1,012	18,773
Applied Optoelectronics Inc.[a]	817	14,183
Arista Networks Inc.[a]	1,987	162,417
ARRIS Group Inc.[a]	1,341	41,035
CalAmp Corp.[a,b]	2,151	39,277
Ciena Corp.[a,b]	6,937	164,268
Clearfield Inc.[a,b]	652	10,373
CommScope Holding Co. Inc.[a]	2,752	83,964
Extreme Networks Inc.[a]	478	1,286
F5 Networks Inc.[a]	4,244	510,765
Harmonic Inc.[a]	720	4,918
Harris Corp.	1,215	93,446
Infinera Corp.[a,b]	7,640	160,287
InterDigital Inc./PA	1,910	108,660
Ixia[a]	3,194	39,733
Juniper Networks Inc.	4,126	107,152
KVH Industries Inc.[a]	725	9,751
Motorola Solutions Inc.	12,448	713,768
Novatel Wireless Inc.[a]	1,962	6,377
Palo Alto Networks Inc.[a,b]	4,283	748,240
Plantronics Inc.	2,307	129,907
QUALCOMM Inc.	14,627	916,089
Ruckus Wireless Inc.[a,b]	4,278	44,235
ShoreTel Inc.[a]	815	5,526
Ubiquiti Networks Inc.[b]	1,671	53,330
ViaSat Inc.[a,b]	2,146	129,318

		4,326,452

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.05%
AECOM[a]	1,172	$38,769
Argan Inc.	669	26,981
Comfort Systems USA Inc.	2,059	47,254
Dycom Industries Inc.[a,b]	2,008	118,171
Furmanite Corp.[a]	2,059	16,719
Great Lakes Dredge & Dock Corp.[a]	380	2,265
HC2 Holdings Inc.[a]	714	6,390
NV5 Holdings Inc.[a]	292	7,084
Primoris Services Corp.	1,561	30,908
Quanta Services Inc.[a]	2,390	68,880

		363,421
CONSTRUCTION MATERIALS — 0.08%
Eagle Materials Inc.	2,930	223,647
Headwaters Inc.[a]	4,312	78,565
Martin Marietta Materials Inc.	558	78,963
Summit Materials Inc. Class Aa	1,498	38,199
U.S. Concrete Inc.[a]	779	29,516
U.S. Lime & Minerals Inc.	111	6,451
Vulcan Materials Co.	1,026	86,112

		541,453
CONSUMER FINANCE — 0.22%
Ally Financial Inc.[a]	2,103	47,170
American Express Co.	9,897	769,195
Credit Acceptance Corp.[a,b]	500	123,090
Encore Capital Group Inc.[a,b]	252	10,770
Enova International Inc.[a]	1,336	24,957
First Cash Financial Services Inc.[a]	1,675	76,363
PRA Group Inc.[a,b]	2,848	177,459
Regional Management Corp.[a]	52	929
Santander Consumer USA Holdings Inc.	337	8,617
SLM Corp.[a]	23,092	227,918
World Acceptance Corp.[a,b]	282	17,346

		1,483,814
CONTAINERS & PACKAGING — 0.40%
AEP Industries Inc.[a]	279	15,401
AptarGroup Inc.	684	43,619
Avery Dennison Corp.	4,993	304,273
Ball Corp.	8,135	570,670
Bemis Co. Inc.	627	28,221
Berry Plastics Group Inc.[a]	4,186	135,626
Crown Holdings Inc.[a]	3,616	191,323
Graphic Packaging Holding Co.	11,204	156,072
Myers Industries Inc.	1,527	29,013
Owens-Illinois Inc.[a,b]	600	13,764
Packaging Corp. of America	5,813	363,254
Rock-Tenn Co. Class A	1,588	95,598
Sealed Air Corp.	12,423	638,294
Silgan Holdings Inc.	2,484	131,056

		2,716,184

Security	Shares	Value

DISTRIBUTORS — 0.22%
Core-Mark Holding Co. Inc.	702	$41,593
Fenix Parts Inc.[a]	633	6,343
Genuine Parts Co.	8,307	743,726
LKQ Corp.[a]	17,948	542,837
Pool Corp.	2,631	184,644
VOXX International Corp.[a]	71	588
Weyco Group Inc.	21	626

		1,520,357
DIVERSIFIED CONSUMER SERVICES — 0.25%
2U Inc.[a]	1,406	45,259
Bright Horizons Family Solutions Inc.[a,b]	2,202	127,276
Capella Education Co.	757	40,628
Carriage Services Inc.	154	3,678
Chegg Inc.[a]	1,719	13,477
Collectors Universe Inc.	377	7,517
Grand Canyon Education Inc.[a,b]	2,843	120,543
H&R Block Inc.	15,192	450,443
Houghton Mifflin Harcourt Co.[a]	564	14,213
Liberty Tax Inc.	220	5,445
LifeLock Inc.[a,b]	5,555	91,102
Service Corp. International/U.S.	11,921	350,835
ServiceMaster Global Holdings Inc.[a]	6,058	219,118
Sotheby’s	3,667	165,895
Steiner Leisure Ltd.[a]	758	40,765
Strayer Education Inc.[a,b]	264	11,378
Weight Watchers International Inc.[a,b]	1,395	6,766

		1,714,338
DIVERSIFIED FINANCIAL SERVICES — 0.77%
Berkshire Hathaway Inc. Class Ba	7,137	971,417
CBOE Holdings Inc.	5,025	287,530
GAIN Capital Holdings Inc.	288	2,753
Intercontinental Exchange Inc.	2,339	523,024
Leucadia National Corp.	2,599	63,104
MarketAxess Holdings Inc.	2,214	205,393
McGraw Hill Financial Inc.	16,155	1,622,770
Moody’s Corp.	10,476	1,130,989
MSCI Inc.	6,632	408,199
On Deck Capital Inc.[a,b]	691	8,002
Resource America Inc. Class A	143	1,203

		5,224,384
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.62%
8x8 Inc.[a]	1,627	14,578
Cogent Communications Holdings Inc.	2,689	90,996
Consolidated Communications Holdings Inc.	2,000	42,020
Fairpoint Communications Inc.[a]	1,039	18,931
General Communication Inc. Class Aa	2,332	39,667
IDT Corp. Class B	147	2,658
inContact Inc.[a,b]	3,539	34,930
Inteliquent Inc.	824	15,162
Intelsat SAa	383	3,799
Level 3 Communications Inc.[a]	2,032	107,025
Lumos Networks Corp.	1,296	19,168
Pacific DataVision Inc.[a]	519	21,865
Straight Path Communications Inc. Class Ba	544	17,838
Verizon Communications Inc.	223,427	10,413,933

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Vonage Holdings Corp.[a]	1,140	$5,597
Windstream Holdings Inc.[b]	5,264	33,584
Zayo Group Holdings Inc.[a,b]	7,321	188,296

		11,070,047
ELECTRIC UTILITIES — 0.02%
Genie Energy Ltd. Class B	171	1,790
ITC Holdings Corp.	3,381	108,801
Spark Energy Inc. Class A	9	142

		110,733
ELECTRICAL EQUIPMENT — 0.69%
Acuity Brands Inc.	2,562	461,109
Allied Motion Technologies Inc.	368	8,265
AMETEK Inc.	14,253	780,779
AZZ Inc.	1,491	77,234
Babcock & Wilcox Co. (The)	1,257	41,230
Emerson Electric Co.	27,182	1,506,698
Encore Wire Corp.	869	38,488
EnerSys	742	52,155
Enphase Energy Inc.[a,b]	1,192	9,071
Franklin Electric Co. Inc.	2,506	81,019
FuelCell Energy Inc.[a,b]	4,277	4,178
Generac Holdings Inc.[a,b]	4,056	161,226
General Cable Corp.	2,641	52,107
Hubbell Inc. Class B	451	48,834
Plug Power Inc.[a]	6,093	14,928
Polypore International Inc.[a]	2,662	159,401
Power Solutions International Inc.[a,b]	226	12,208
PowerSecure International Inc.[a]	239	3,528
Regal Beloit Corp.	140	10,163
Rockwell Automation Inc.	7,944	990,140
Solarcity Corp.[a,b]	3,487	186,729
Thermon Group Holdings Inc.[a]	257	6,186
Vicor Corp.[a]	836	10,191

		4,715,867
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.54%
Amphenol Corp. Class A	18,241	1,057,431
Badger Meter Inc.	846	53,713
Belden Inc.	2,558	207,786
CDW Corp./DE	7,778	266,630
Cognex Corp.	5,206	250,409
Coherent Inc.[a]	118	7,491
Daktronics Inc.	486	5,764
DTS Inc./CAa	913	27,837
FARO Technologies Inc.[a,b]	234	10,928
FEI Co.	2,479	205,583
FLIR Systems Inc.	5,220	160,880
Ingram Micro Inc. Class Aa	517	12,940
InvenSense Inc.[a,b]	4,556	68,796
IPG Photonics Corp.[a,b]	2,036	173,416
Jabil Circuit Inc.	2,128	45,305
Keysight Technologies Inc.[a]	8,382	261,435
Littelfuse Inc.	1,151	109,218
Mesa Laboratories Inc.	156	13,868
Methode Electronics Inc.	2,366	64,947
MTS Systems Corp.	848	58,470
National Instruments Corp.	1,460	43,012
Newport Corp.[a]	779	14,770

Security	Shares	Value

OSI Systems Inc.[a]	275	$19,467
Plexus Corp.[a]	666	29,224
RealD Inc.[a]	2,506	30,899
Rofin-Sinar Technologies Inc.[a]	198	5,465
Rogers Corp.[a]	301	19,908
Trimble Navigation Ltd.[a,b]	812	19,049
Universal Display Corp.[a]	2,325	120,272
Zebra Technologies Corp. Class Aa	3,051	338,814

		3,703,727
ENERGY EQUIPMENT & SERVICES — 0.25%
Dresser-Rand Group Inc.[a]	4,538	386,547
FMC Technologies Inc.[a]	8,874	368,182
FMSA Holdings Inc.[a,b]	3,384	27,715
ION Geophysical Corp.[a]	1,641	1,756
Oceaneering International Inc.	1,020	47,522
PHI Inc.[a]	58	1,741
RigNet Inc.[a]	711	21,735
RPC Inc.	424	5,864
Schlumberger Ltd.	9,069	781,657
U.S. Silica Holdings Inc.[b]	3,030	88,961

		1,731,680
FOOD & STAPLES RETAILING — 2.20%
Casey’s General Stores Inc.	2,296	219,819
Chefs’ Warehouse Inc. (The)[a]	1,233	26,189
Costco Wholesale Corp.	25,971	3,507,643
CVS Health Corp.	61,743	6,475,606
Fairway Group Holdings Corp.[a,b]	1,291	4,596
Fresh Market Inc. (The)[a,b]	2,489	79,996
Ingles Markets Inc. Class A	217	10,366
Kroger Co. (The)	28,938	2,098,294
Natural Grocers by Vitamin Cottage Inc.[a,b]	499	12,285
PriceSmart Inc.	1,146	104,561
Rite Aid Corp.[a]	34,674	289,528
Sprouts Farmers Market Inc.[a]	9,042	243,953
Sysco Corp.	10,936	394,790
United Natural Foods Inc.[a,b]	2,723	173,401
Walgreens Boots Alliance Inc.	7,663	647,064
Whole Foods Market Inc.	19,367	763,835

		15,051,926
FOOD PRODUCTS — 1.68%
Alico Inc.	59	2,676
Arcadia Biosciences Inc.[a]	178	1,134
B&G Foods Inc.	3,171	90,469
Boulder Brands Inc.[a,b]	3,170	22,000
Cal-Maine Foods Inc.	1,861	97,144
Calavo Growers Inc.	839	43,569
Campbell Soup Co.	6,054	288,473
ConAgra Foods Inc.	3,429	149,916
Dean Foods Co.	2,563	41,444
Diamond Foods Inc.[a]	1,465	45,972
Farmer Bros. Co.[a]	474	11,139
Flowers Foods Inc.	9,154	193,607
Freshpet Inc.[a]	1,214	22,580
General Mills Inc.	35,188	1,960,675
Hain Celestial Group Inc. (The)[a,b]	6,053	398,651
Hershey Co. (The)	8,609	764,737
Hormel Foods Corp.	7,895	445,041

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Ingredion Inc.	518	$41,342
Inventure Foods Inc.[a]	1,453	14,748
J&J Snack Foods Corp.	864	95,619
John B Sanfilippo & Son Inc.	125	6,487
Kellogg Co.	13,268	831,904
Keurig Green Mountain Inc.	7,697	589,821
Kraft Foods Group Inc.	34,940	2,974,792
Lancaster Colony Corp.	738	67,047
Landec Corp.[a]	340	4,906
Lifeway Foods Inc.[a]	274	5,258
Limoneira Co.	693	15,405
McCormick & Co. Inc./MD	7,525	609,149
Mead Johnson Nutrition Co.	11,954	1,078,490
Pilgrim’s Pride Corp.[b]	481	11,049
Seaboard Corp.[a]	1	3,599
Tootsie Roll Industries Inc.[b]	392	12,665
Tyson Foods Inc. Class A	947	40,371
WhiteWave Foods Co. (The)[a]	10,332	505,028

		11,486,907
HEALTH CARE EQUIPMENT & SUPPLIES — 2.10%
Abaxis Inc.	1,345	69,241
ABIOMED Inc.[a]	2,460	161,696
Accuray Inc.[a,b]	4,174	28,133
Alere Inc.[a]	3,227	170,224
Align Technology Inc.[a]	4,802	301,133
Analogic Corp.	64	5,050
Anika Therapeutics Inc.[a]	812	26,820
Antares Pharma Inc.[a]	8,179	17,012
AtriCure Inc.[a]	1,353	33,338
Atrion Corp.	96	37,662
Baxter International Inc.	20,402	1,426,712
Becton Dickinson and Co.	12,359	1,750,652
Boston Scientific Corp.[a]	6,173	109,262
Cantel Medical Corp.	2,000	107,340
Cardiovascular Systems Inc.[a]	1,700	44,965
Cerus Corp.[a,b]	5,643	29,287
Cooper Companies Inc. (The)	1,944	345,974
Corindus Vascular Robotics Inc.[a]	1,329	4,665
CR Bard Inc.	4,402	751,421
Cutera Inc.[a]	577	8,932
Cyberonics Inc.[a]	1,511	89,844
Cynosure Inc. Class Aa	1,194	46,065
DENTSPLY International Inc.	2,113	108,925
DexCom Inc.[a,b]	4,678	374,146
Edwards Lifesciences Corp.[a]	6,348	904,146
Endologix Inc.[a,b]	4,160	63,814
Entellus Medical Inc.[a]	176	4,553
GenMark Diagnostics Inc.[a]	2,318	21,001
Globus Medical Inc. Class Aa	4,041	103,732
Haemonetics Corp.[a]	1,452	60,055
HeartWare International Inc.[a,b]	988	71,818
Hill-Rom Holdings Inc.	3,069	166,739
Hologic Inc.[a]	14,508	552,174
ICU Medical Inc.[a]	537	51,369
IDEXX Laboratories Inc.[a,b]	5,499	352,706
Inogen Inc.[a]	923	41,166
Insulet Corp.[a]	3,255	100,856
Integra LifeSciences Holdings Corp.[a]	654	44,060
Intuitive Surgical Inc.[a]	2,176	1,054,272
InVivo Therapeutics Holdings Corp.[a]	1,568	25,323
iRadimed Corp.[a]	302	7,028

Security	Shares	Value

K2M Group Holdings Inc.[a]	1,029	$24,717
LDR Holding Corp.[a]	1,365	59,036
LeMaitre Vascular Inc.	254	3,063
Masimo Corp.[a]	2,644	102,429
Meridian Bioscience Inc.	2,393	44,606
Natus Medical Inc.[a,b]	1,967	83,716
Neogen Corp.[a,b]	2,181	103,467
Nevro Corp.[a]	890	47,837
NuVasive Inc.[a]	2,849	134,986
NxStage Medical Inc.[a]	3,872	55,312
OraSure Technologies Inc.[a]	196	1,056
Oxford Immunotec Global PLC[a]	1,282	17,756
Quidel Corp.[a,b]	695	15,950
ResMed Inc.	8,314	468,660
Rockwell Medical Inc.[a,b]	2,640	42,557
RTI Surgical Inc.[a]	2,801	18,094
Second Sight Medical Products Inc.[a,b]	680	9,255
Sientra Inc.[a,b]	466	11,757
Sirona Dental Systems Inc.[a,b]	3,277	329,076
Spectranetics Corp. (The)[a,b]	2,363	54,373
St. Jude Medical Inc.	9,362	684,081
STAAR Surgical Co.[a,b]	2,190	21,155
STERIS Corp.	3,538	227,989
Stryker Corp.	10,109	966,117
SurModics Inc.[a]	138	3,232
Tandem Diabetes Care Inc.[a]	1,020	11,057
Thoratec Corp.[a]	3,177	141,599
Tornier NVa	1,177	29,413
TransEnterix Inc.[a]	153	459
Unilife Corp.[a,b]	6,267	13,474
Utah Medical Products Inc.	188	11,210
Varian Medical Systems Inc.[a,b]	5,891	496,788
Vascular Solutions Inc.[a]	962	33,401
Veracyte Inc.[a]	987	10,995
West Pharmaceutical Services Inc.	4,243	246,433
Wright Medical Group Inc.[a]	1,587	41,675
Zeltiq Aesthetics Inc.[a]	1,894	55,816
Zimmer Biomet Holdings Inc.	624	68,160

		14,364,068
HEALTH CARE PROVIDERS & SERVICES — 4.03%
AAC Holdings Inc.[a,b]	464	20,212
Acadia Healthcare Co. Inc.[a,b]	3,048	238,750
Aceto Corp.	1,488	36,649
Addus HomeCare Corp.[a]	23	641
Adeptus Health Inc. Class Aa,b	363	34,481
Aetna Inc.	5,071	646,350
Air Methods Corp.[a,b]	2,231	92,230
Alliance HealthCare Services Inc.[a]	122	2,280
Amedisys Inc.[a]	1,325	52,642
AmerisourceBergen Corp.	12,969	1,379,123
AMN Healthcare Services Inc.[a]	2,808	88,705
AmSurg Corp.[a]	691	48,335
Anthem Inc.	3,095	508,013
Bio-Reference Laboratories Inc.[a,b]	1,449	59,771
BioTelemetry Inc.[a]	1,573	14,833
Brookdale Senior Living Inc.[a]	2,348	81,476
Capital Senior Living Corp.[a]	1,827	44,762
Cardinal Health Inc.	17,652	1,476,590
Catamaran Corp.[a]	6,950	424,506
Centene Corp.[a]	7,017	564,167
Chemed Corp.	1,001	131,231

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Cigna Corp.	15,191	$2,460,942
Civitas Solutions Inc.[a,b]	762	16,253
CorVel Corp.[a]	692	22,158
Cross Country Healthcare Inc.[a]	1,176	14,912
DaVita HealthCare Partners Inc.[a]	2,999	238,331
Diplomat Pharmacy Inc.[a,b]	2,130	95,317
Ensign Group Inc. (The)	1,391	71,024
Envision Healthcare Holdings Inc.[a]	10,952	432,385
ExamWorks Group Inc.[a,b]	2,434	95,169
Express Scripts Holding Co.[a]	36,163	3,216,337
Genesis Healthcare Inc.[a]	1,040	6,864
HCA Holdings Inc.[a,b]	1,476	133,903
Health Net Inc./CAa	751	48,154
HealthEquity Inc.[a]	2,133	68,363
HealthSouth Corp.	5,395	248,494
Henry Schein Inc.[a]	4,944	702,641
Humana Inc.	8,189	1,566,392
IPC Healthcare Inc.[a]	667	36,945
Laboratory Corp. of America Holdings[a]	1,962	237,834
Landauer Inc.	478	17,036
LHC Group Inc.[a]	48	1,836
LifePoint Health Inc.[a]	256	22,259
McKesson Corp.	13,668	3,072,703
MEDNAX Inc.[a]	3,186	236,114
Molina Healthcare Inc.[a]	2,076	145,943
National Research Corp. Class A	463	6,579
Nobilis Health Corp.[a]	1,887	12,832
Omnicare Inc.	1,939	182,751
Patterson Companies Inc.	2,775	135,004
Premier Inc.[a,b]	2,214	85,150
Providence Service Corp. (The)[a]	801	35,468
RadNet Inc.[a]	1,730	11,574
Select Medical Holdings Corp.	5,799	93,944
Surgical Care Affiliates Inc.[a]	1,196	45,902
Team Health Holdings Inc.[a]	4,247	277,457
Tenet Healthcare Corp.[a,b]	5,853	338,772
Trupanion Inc.[a]	827	6,814
U.S. Physical Therapy Inc.	664	36,361
UnitedHealth Group Inc.	53,390	6,513,580
Universal Health Services Inc. Class B	976	138,690
VCA Inc.[a]	4,574	248,848
WellCare Health Plans Inc.[a]	2,597	220,304

		27,544,086
HEALTH CARE TECHNOLOGY — 0.38%
Allscripts Healthcare Solutions Inc.[a]	3,809	52,107
athenahealth Inc.[a,b]	2,274	260,555
Castlight Health Inc.[a,b]	1,961	15,963
Cerner Corp.[a]	17,686	1,221,395
Computer Programs & Systems Inc.	657	35,097
Connecture Inc.[a]	279	2,946
HealthStream Inc.[a]	1,482	45,082
HMS Holdings Corp.[a,b]	5,020	86,193
Imprivata Inc.[a]	637	10,421
IMS Health Holdings Inc.[a]	7,882	241,583
Inovalon Holdings Inc.[a]	1,487	41,487
MedAssets Inc.[a]	3,408	75,181
Medidata Solutions Inc.[a]	3,302	179,365
Merge Healthcare Inc.[a]	4,509	21,643
Omnicell Inc.[a,b]	2,042	77,004
Press Ganey Holdings Inc.[a]	604	17,317
Quality Systems Inc.	2,800	46,396

Security	Shares	Value

Veeva Systems Inc.[a,b]	4,183	$117,250
Vocera Communications Inc.[a]	1,467	16,797

		2,563,782
HOTELS, RESTAURANTS & LEISURE — 3.48%
Aramark	10,432	323,079
BJ’s Restaurants Inc.[a]	1,263	61,192
Bloomin’ Brands Inc.	7,306	155,983
Bob Evans Farms Inc./DE	107	5,462
Bojangles’ Inc.[a]	478	11,405
Boyd Gaming Corp.[a]	4,693	70,160
Bravo Brio Restaurant Group Inc.[a]	1,068	14,471
Brinker International Inc.	3,637	209,673
Buffalo Wild Wings Inc.[a]	1,120	175,493
Carrols Restaurant Group Inc.[a]	1,784	18,554
Cheesecake Factory Inc. (The)	2,835	154,607
Chipotle Mexican Grill Inc.[a]	1,833	1,108,947
Choice Hotels International Inc.	2,087	113,220
Churchill Downs Inc.	792	99,040
Chuy’s Holdings Inc.[a,b]	896	24,004
ClubCorp Holdings Inc.	2,582	61,658
Cracker Barrel Old Country Store Inc.	1,059	157,960
Darden Restaurants Inc.	1,478	105,056
Dave & Buster’s Entertainment Inc.[a]	1,338	48,288
Del Frisco’s Restaurant Group Inc.[a]	92	1,714
Denny’s Corp.[a]	3,325	38,603
Diamond Resorts International Inc.[a,b]	2,451	77,329
DineEquity Inc.	931	92,253
Domino’s Pizza Inc.	3,231	366,395
Dunkin’ Brands Group Inc.	5,705	313,775
El Pollo Loco Holdings Inc.[a,b]	781	16,174
Eldorado Resorts Inc.[a]	880	6,882
Empire Resorts Inc.[a]	863	4,393
Extended Stay America Inc.	3,511	65,901
Fiesta Restaurant Group Inc.[a]	1,646	82,300
Habit Restaurants Inc. (The)[a,b]	671	20,996
Hilton Worldwide Holdings Inc.[a]	30,652	844,463
International Game Technology PLC[a]	3,726	66,174
Interval Leisure Group Inc.	2,299	52,532
Isle of Capri Casinos Inc.[a]	1,239	22,488
Jack in the Box Inc.	2,232	196,773
Jamba Inc.[a,b]	975	15,103
Kona Grill Inc.[a]	252	4,891
Krispy Kreme Doughnuts Inc.[a]	3,681	70,896
La Quinta Holdings Inc.[a]	5,516	126,041
Las Vegas Sands Corp.	21,582	1,134,566
Marriott International Inc./MD Class A	12,365	919,832
Marriott Vacations Worldwide Corp.	865	79,364
McDonald’s Corp.	56,583	5,379,346
MGM Resorts International[a]	1,808	32,996
Monarch Casino & Resort Inc.[a]	32	658
Morgans Hotel Group Co.[a]	442	2,979
Noodles & Co.[a,b]	614	8,964
Norwegian Cruise Line Holdings Ltd.[a]	7,123	399,173
Panera Bread Co. Class Aa,b	1,493	260,932
Papa John’s International Inc.	1,709	129,217
Papa Murphy’s Holdings Inc.[a]	662	13,717
Penn National Gaming Inc.[a]	325	5,964
Pinnacle Entertainment Inc.[a]	2,403	89,584
Popeyes Louisiana Kitchen Inc.[a]	1,383	82,966
Potbelly Corp.[a]	1,365	16,721
Red Robin Gourmet Burgers Inc.[a]	810	69,514

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Ruth’s Hospitality Group Inc.	1,315	$21,198
Scientific Games Corp. Class Aa,b	2,949	45,827
SeaWorld Entertainment Inc.	4,205	77,540
Shake Shack Inc. Class Aa,b	269	16,213
Six Flags Entertainment Corp.	4,235	189,940
Sonic Corp.	2,166	62,381
Starbucks Corp.	88,573	4,748,841
Starwood Hotels & Resorts Worldwide Inc.	10,085	817,793
Texas Roadhouse Inc.	4,126	154,436
Vail Resorts Inc.	2,143	234,016
Wyndham Worldwide Corp.	7,083	580,168
Wynn Resorts Ltd.	4,246	418,953
Yum! Brands Inc.	25,487	2,295,869
Zoe’s Kitchen Inc.[a,b]	1,134	46,426

		23,740,422
HOUSEHOLD DURABLES — 0.64%
Bassett Furniture Industries Inc.	315	8,949
Cavco Industries Inc.[a]	496	37,418
Century Communities Inc.[a]	28	564
DR Horton Inc.	8,013	219,236
GoPro Inc.[a]	5,263	277,465
Harman International Industries Inc.	4,198	499,310
Helen of Troy Ltd.[a]	697	67,951
Hooker Furniture Corp.	44	1,105
Installed Building Products Inc.[a]	1,163	28,470
iRobot Corp.[a]	326	10,393
Jarden Corp.[a]	11,363	588,035
La-Z-Boy Inc.	1,163	30,633
Leggett & Platt Inc.	8,128	395,671
Lennar Corp. Class A	4,019	205,130
Lennar Corp. Class B	225	9,702
LGI Homes Inc.[a]	481	9,514
Libbey Inc.	1,226	50,671
M/I Homes Inc.[a]	258	6,365
MDC Holdings Inc.	807	24,186
Meritage Homes Corp.[a]	157	7,393
Mohawk Industries Inc.[a]	2,559	488,513
New Home Co. Inc. (The)[a]	99	1,706
Newell Rubbermaid Inc.	7,994	328,633
NVR Inc.[a]	241	322,940
Ryland Group Inc. (The)	964	44,701
Skullcandy Inc.[a]	433	3,321
Tempur Sealy International Inc.[a]	3,608	237,767
Toll Brothers Inc.[a]	3,619	138,210
TRI Pointe Homes Inc.[a]	786	12,026
Tupperware Brands Corp.	2,784	179,679
Universal Electronics Inc.[a]	876	43,660
Whirlpool Corp.	353	61,087
William Lyon Homes Class Aa	133	3,414
ZAGG Inc.[a]	1,646	13,036

		4,356,854
HOUSEHOLD PRODUCTS — 0.94%
Central Garden & Pet Co. Class Aa	342	3,902
Church & Dwight Co. Inc.	7,726	626,810
Clorox Co. (The)	6,182	643,052
Colgate-Palmolive Co.	46,831	3,063,216
HRG Group Inc.[a]	1,966	25,558
Kimberly-Clark Corp.	17,044	1,806,153
Orchids Paper Products Co.	146	3,514

Security	Shares	Value

Spectrum Brands Holdings Inc.	1,489	$151,863
WD-40 Co.	863	75,219

		6,399,287
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
Calpine Corp.[a]	2,550	45,874
Ormat Technologies Inc.	911	34,326
TerraForm Power Inc.	157	5,963
Vivint Solar Inc.[a,b]	957	11,647

		97,810
INDUSTRIAL CONGLOMERATES — 1.00%
3M Co.	37,447	5,778,072
Carlisle Companies Inc.	838	83,900
Danaher Corp.	7,054	603,752
Raven Industries Inc.	272	5,530
Roper Technologies Inc.	2,273	392,002

		6,863,256
INSURANCE — 0.49%
Ambac Financial Group Inc.[a]	292	4,859
AmTrust Financial Services Inc.[b]	127	8,320
Aon PLC	16,635	1,658,177
Arthur J Gallagher & Co.	5,503	260,292
Atlas Financial Holdings Inc.[a]	624	12,374
Crawford & Co. Class B	537	4,527
eHealth Inc.[a]	1,069	13,565
Employers Holdings Inc.	1,206	27,473
Erie Indemnity Co. Class A	1,470	120,643
HCI Group Inc.	63	2,785
Heritage Insurance Holdings Inc.[a]	910	20,921
Maiden Holdings Ltd.	358	5,649
Markel Corp.[a]	85	68,058
Marsh & McLennan Companies Inc.	18,984	1,076,393
National General Holdings Corp.	349	7,270
National Interstate Corp.	116	3,169
Patriot National Inc.[a]	622	9,952
State National Companies Inc.	363	3,931
Third Point Reinsurance Ltd.[a]	458	6,755
Universal Insurance Holdings Inc.	1,963	47,504

		3,362,617
INTERNET & CATALOG RETAIL — 2.68%
1-800-Flowers.com Inc. Class Aa	1,476	15,439
Amazon.com Inc.[a]	22,502	9,767,893
Blue Nile Inc.[a]	628	19,085
Etsy Inc.[a]	1,162	16,326
Expedia Inc.	5,843	638,932
Groupon Inc.[a,b]	29,637	149,074
HSN Inc.	1,889	132,589
Lands’ End Inc.[a]	283	7,027
Liberty Interactive Corp. QVC Group Series Aa	11,884	329,781
Liberty TripAdvisor Holdings Inc. Class Aa	1,285	41,403
Liberty Ventures Series Aa	8,334	327,276
Netflix Inc.[a]	3,579	2,351,188
NutriSystem Inc.	1,672	41,599
Orbitz Worldwide Inc.[a,b]	6,572	75,052
Overstock.com Inc.[a]	654	14,741
PetMed Express Inc.	1,208	20,862

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Priceline Group Inc. (The)[a]	3,060	$3,523,192
Shutterfly Inc.[a,b]	1,477	70,616
Travelport Worldwide Ltd.[b]	4,393	60,536
TripAdvisor Inc.[a,b]	6,618	576,693
Wayfair Inc. Class Aa	1,177	44,302
zulily Inc. Class Aa,b	3,854	50,256

		18,273,862
INTERNET SOFTWARE & SERVICES — 6.04%
Akamai Technologies Inc.[a]	10,537	735,693
Amber Road Inc.[a,b]	472	3,313
Angie’s List Inc.[a]	2,401	14,790
Apigee Corp.[a]	302	2,999
Bazaarvoice Inc.[a]	1,501	8,841
Benefitfocus Inc.[a,b]	459	20,127
Box Inc. Class Aa,b	870	16,217
Brightcove Inc.[a]	1,565	10,736
Carbonite Inc.[a]	1,188	14,030
Care.com Inc.[a,b]	551	3,262
ChannelAdvisor Corp.[a]	1,155	13,802
Cimpress NVa,b	1,964	165,290
comScore Inc.[a]	2,054	109,396
Constant Contact Inc.[a]	1,967	56,571
Cornerstone OnDemand Inc.[a]	3,197	111,256
CoStar Group Inc.[a]	1,912	384,809
Coupons.com Inc.[a,b]	3,581	38,639
Cvent Inc.[a,b]	1,370	35,319
Dealertrack Technologies Inc.[a]	1,006	63,167
Demandware Inc.[a]	1,967	139,814
DHI Group Inc.[a]	698	6,205
EarthLink Holdings Corp.	6,086	45,584
eBay Inc.[a]	71,714	4,320,051
Endurance International Group Holdings Inc.[a,b]	3,448	71,236
Envestnet Inc.[a]	2,077	83,973
Everyday Health Inc.[a,b]	1,146	14,646
Facebook Inc. Class Aa	127,744	10,955,964
Five9 Inc.[a]	1,917	10,026
GoDaddy Inc. Class Aa	1,385	39,043
Gogo Inc.[a,b]	3,449	73,912
Google Inc. Class Aa	17,017	9,189,861
Google Inc. Class Ca	17,365	9,038,656
GrubHub Inc.[a,b]	4,431	150,964
GTT Communications Inc.[a]	1,432	34,182
HomeAway Inc.[a]	1,799	55,985
Hortonworks Inc.[a,b]	561	14,205
IAC/InterActiveCorp	4,335	345,326
Internap Corp.[a]	3,245	30,016
IntraLinks Holdings Inc.[a]	1,281	15,257
j2 Global Inc.	2,842	193,086
LendingClub Corp.[a,b]	3,924	57,879
LinkedIn Corp. Class Aa	6,458	1,334,417
LivePerson Inc.[a]	3,208	31,470
LogMeIn Inc.[a,b]	1,473	94,994
Marin Software Inc.[a,b]	228	1,537
Marketo Inc.[a,b]	2,045	57,383
MaxPoint Interactive Inc.[a]	404	3,264
New Relic Inc.[a]	426	14,991
NIC Inc.	3,754	68,623
OPOWER Inc.[a,b]	1,521	17,507
Pandora Media Inc.[a]	12,465	193,706
Q2 Holdings Inc.[a]	1,140	32,205
Rackspace Hosting Inc.[a]	7,262	270,074

Security	Shares	Value

Reis Inc.	339	$7,519
RetailMeNot Inc.[a]	129	2,300
SciQuest Inc.[a]	932	13,803
Shutterstock Inc.[a,b]	1,155	67,729
SPS Commerce Inc.[a]	990	65,142
Stamps.com Inc.[a]	838	61,652
TechTarget Inc.[a]	327	2,920
Textura Corp.[a,b]	1,262	35,121
Travelzoo Inc.[a]	398	4,489
TrueCar Inc.[a,b]	2,868	34,387
Twitter Inc.[a]	33,357	1,208,191
VeriSign Inc.[a,b]	6,107	376,924
Web.com Group Inc.[a]	2,587	62,657
WebMD Health Corp.[a,b]	2,182	96,619
Wix.com Ltd.[a]	1,094	25,840
XO Group Inc.[a]	1,529	24,999
Xoom Corp.[a,b]	2,030	42,742
Yelp Inc.[a]	3,828	164,719
Zillow Group Inc. Class Aa,b	1,553	134,707

		41,246,759
IT SERVICES — 5.32%
6D Global Technologies Inc.	565	3,695
Accenture PLC Class A	37,078	3,588,409
Alliance Data Systems Corp.[a]	3,662	1,069,084
Automatic Data Processing Inc.	22,257	1,785,679
Black Knight Financial Services Inc. Class Aa	1,072	33,093
Blackhawk Network Holdings Inc.[a]	3,220	132,664
Booz Allen Hamilton Holding Corp.	5,550	140,082
Broadridge Financial Solutions Inc.	7,090	354,571
Cardtronics Inc.[a]	2,563	94,959
Cass Information Systems Inc.	382	21,476
Cognizant Technology Solutions Corp. Class Aa	36,036	2,201,439
CoreLogic Inc./U.S.[a]	2,391	94,899
CSG Systems International Inc.	1,925	60,946
Datalink Corp.[a]	80	715
DST Systems Inc.	1,673	210,765
EPAM Systems Inc.[a]	2,883	205,356
Euronet Worldwide Inc.[a,b]	3,058	188,679
EVERTEC Inc.	4,001	84,981
ExlService Holdings Inc.[a]	1,815	62,763
Fidelity National Information Services Inc.	7,208	445,454
Fiserv Inc.[a]	13,978	1,157,798
FleetCor Technologies Inc.[a]	5,418	845,533
Forrester Research Inc.	631	22,729
Gartner Inc.[a]	4,938	423,582
Genpact Ltd.[a]	9,379	200,054
Global Payments Inc.	3,934	406,972
Hackett Group Inc. (The)	1,394	18,721
Heartland Payment Systems Inc.	2,164	116,964
iGATE Corp.[a]	2,200	104,918
International Business Machines Corp.	29,750	4,839,135
Jack Henry & Associates Inc.	4,843	313,342
Leidos Holdings Inc.	339	13,685
Lionbridge Technologies Inc.[a]	3,471	21,416
Luxoft Holding Inc.[a]	1,079	61,018
MasterCard Inc. Class A	59,009	5,516,161
MAXIMUS Inc.	3,958	260,159
NeuStar Inc. Class Aa,b	964	28,158
Paychex Inc.	16,790	787,115
Perficient Inc.[a]	1,227	23,608
PFSweb Inc.[a]	662	9,175

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Sabre Corp.	6,698	$159,412
Science Applications International Corp.	2,713	143,382
ServiceSource International Inc.[a]	1,985	10,858
Syntel Inc.[a]	1,802	85,559
TeleTech Holdings Inc.	510	13,811
Teradata Corp.[a,b]	6,228	230,436
Total System Services Inc.	9,748	407,174
Unisys Corp.[a,b]	1,712	34,223
Vantiv Inc. Class Aa	8,456	322,935
VeriFone Systems Inc.[a]	6,729	228,517
Virtusa Corp.[a]	1,745	89,693
Visa Inc. Class Ab	115,645	7,765,562
Western Union Co. (The)	30,479	619,638
WEX Inc.[a,b]	2,309	263,157

		36,324,309
LEISURE PRODUCTS — 0.21%
Arctic Cat Inc.	275	9,133
Black Diamond Inc.[a]	73	674
Brunswick Corp./DE	4,028	204,864
Escalade Inc.	130	2,391
Hasbro Inc.	5,340	399,379
JAKKS Pacific Inc.[a]	103	1,019
Malibu Boats Inc. Class Aa	1,042	20,934
Marine Products Corp.	285	1,778
Nautilus Inc.[a]	1,841	39,600
Performance Sports Group Ltd.[a]	185	3,330
Polaris Industries Inc.	3,921	580,739
Smith & Wesson Holding Corp.[a]	3,129	51,910
Sturm Ruger & Co. Inc.	1,114	63,999
Vista Outdoor Inc.[a]	484	21,732

		1,401,482
LIFE SCIENCES TOOLS & SERVICES — 0.80%
Accelerate Diagnostics Inc.[a,b]	1,283	33,114
Affymetrix Inc.[a,b]	1,025	11,193
Albany Molecular Research Inc.[a]	1,473	29,784
Bio-Techne Corp.	906	89,214
Bruker Corp.[a]	6,529	133,257
Cambrex Corp.[a]	1,854	81,465
Charles River Laboratories International Inc.[a]	2,792	196,389
Fluidigm Corp.[a]	1,563	37,825
Furiex Pharmaceuticals Inc.[a]	294	2,940
Illumina Inc.[a]	8,505	1,857,152
INC Research Holdings Inc.[a]	759	30,451
Luminex Corp.[a]	173	2,986
Mettler-Toledo International Inc.[a]	1,651	563,751
NanoString Technologies Inc.[a]	553	8,527
NeoGenomics Inc.[a]	3,161	17,101
Pacific Biosciences of California Inc.[a,b]	3,241	18,668
PAREXEL International Corp.[a]	3,288	211,451
PerkinElmer Inc.	1,036	54,535
PRA Health Sciences Inc.[a]	1,167	42,397
Quintiles Transnational Holdings Inc.[a]	4,423	321,154
Sequenom Inc.[a,b]	6,490	19,730
Thermo Fisher Scientific Inc.	7,919	1,027,569
VWR Corp.[a]	874	23,362
Waters Corp.[a]	4,882	626,751

		5,440,766

Security	Shares	Value

MACHINERY — 1.71%
Accuride Corp.[a]	2,123	$8,174
Albany International Corp. Class A	224	8,915
Allison Transmission Holdings Inc.	5,759	168,508
Altra Industrial Motion Corp.	1,249	33,948
American Railcar Industries Inc.	145	7,053
Blount International Inc.[a]	2,870	31,340
Blue Bird Corp.	534	6,937
Caterpillar Inc.	6,200	525,884
CLARCOR Inc.	2,802	174,397
Commercial Vehicle Group Inc.[a]	1,455	10,491
Cummins Inc.	7,963	1,044,666
Deere & Co.	3,548	344,333
Donaldson Co. Inc.	7,255	259,729
Douglas Dynamics Inc.	322	6,917
EnPro Industries Inc.	806	46,119
Flowserve Corp.	3,699	194,789
FreightCar America Inc.	359	7,496
Global Brass & Copper Holdings Inc.	1,033	17,571
Gorman-Rupp Co. (The)	259	7,273
Graco Inc.	3,538	251,304
Greenbrier Companies Inc. (The)[b]	1,550	72,618
Harsco Corp.	4,546	75,009
Hillenbrand Inc.	3,758	115,371
Hyster-Yale Materials Handling Inc.	158	10,946
IDEX Corp.	4,196	329,722
Illinois Tool Works Inc.	17,663	1,621,287
Ingersoll-Rand PLC	1,094	73,758
John Bean Technologies Corp.	1,689	63,490
Kadant Inc.	107	5,050
Lincoln Electric Holdings Inc.	4,105	249,953
Lindsay Corp.[b]	629	55,295
Lydall Inc.[a]	334	9,873
Meritor Inc.[a]	3,416	44,818
Middleby Corp. (The)[a]	3,383	379,674
Miller Industries Inc./TN	28	559
Mueller Industries Inc.	2,270	78,814
Mueller Water Products Inc. Class A	9,627	87,606
Navistar International Corp.[a,b]	178	4,028
NN Inc.	1,235	31,517
Nordson Corp.	3,591	279,703
Omega Flex Inc.	162	6,101
PACCAR Inc.	18,930	1,207,923
Pall Corp.	6,338	788,764
Parker-Hannifin Corp.	3,708	431,352
Proto Labs Inc.[a,b]	1,394	94,067
RBC Bearings Inc.[a]	1,403	100,679
Rexnord Corp.[a,b]	6,000	143,460
Snap-on Inc.	3,428	545,909
Standex International Corp.	509	40,684
Stanley Black & Decker Inc.	835	87,875
Sun Hydraulics Corp.	1,359	51,792
Tennant Co.	1,066	69,652
Titan International Inc.	156	1,675
Toro Co. (The)	3,237	219,404
TriMas Corp.[a]	166	4,914
Valmont Industries Inc.	116	13,789
Wabash National Corp.[a]	3,860	48,404
WABCO Holdings Inc.[a]	3,222	398,626
Wabtec Corp./DE	5,701	537,262
Woodward Inc.	2,656	146,053
Xerium Technologies Inc.[a]	625	11,375

		11,694,695

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

MARINE — 0.01%
Matson Inc.	2,346	$98,626

		98,626
MEDIA — 5.77%
AMC Entertainment Holdings Inc. Class A	90	2,761
AMC Networks Inc. Class Aa	3,571	292,286
Cablevision Systems Corp. Class A	1,721	41,201
Carmike Cinemas Inc.[a,b]	75	1,990
CBS Corp. Class B NVS	29,048	1,612,164
Central European Media Enterprises Ltd. Class Aa	3,172	6,915
Charter Communications Inc. Class Aa	4,425	757,781
Cinemark Holdings Inc.	6,853	275,285
Clear Channel Outdoor Holdings Inc. Class A	1,123	11,376
Comcast Corp. Class A	113,164	6,805,683
Comcast Corp. Class A Special NVS	20,322	1,218,101
Crown Media Holdings Inc. Class Aa	2,126	9,609
DIRECTV[a]	27,902	2,589,027
Discovery Communications Inc. Class Aa,b	8,364	278,187
Discovery Communications Inc. Class C NVS[a]	14,722	457,560
DISH Network Corp. Class Aa	8,646	585,421
Entravision Communications Corp. Class A	3,931	32,352
EW Scripps Co. (The) Class A	2,235	51,070
Global Eagle Entertainment Inc.[a,b]	2,717	35,375
Gray Television Inc.[a]	3,536	55,444
Hemisphere Media Group Inc.[a]	34	405
IMAX Corp.[a]	3,566	143,603
Interpublic Group of Companies Inc. (The)	24,383	469,860
Journal Media Group Inc.	81	671
Lions Gate Entertainment Corp.	5,595	207,295
Live Nation Entertainment Inc.[a]	8,587	236,057
Loral Space & Communications Inc.[a]	719	45,383
Madison Square Garden Co. (The) Class Aa	3,630	303,069
Martha Stewart Living Omnimedia Inc. Class Aa	1,274	7,950
MDC Partners Inc. Class A	549	10,815
Morningstar Inc.	1,164	92,596
National CineMedia Inc.	1,070	17,077
New York Times Co. (The) Class A	1,624	22,168
Nexstar Broadcasting Group Inc. Class A	1,789	100,184
Omnicom Group Inc.	14,419	1,001,976
Reading International Inc. Class Aa	218	3,019
Regal Entertainment Group Class A	4,874	101,915
Rentrak Corp.[a,b]	683	47,673
Scripps Networks Interactive Inc. Class A	5,396	352,736
SFX Entertainment Inc.[a]	1,532	6,879
Sinclair Broadcast Group Inc. Class A	4,089	114,124
Sirius XM Holdings Inc.[a]	135,681	506,090
Starz Series Aa,b	5,085	227,401
Time Warner Cable Inc.	16,686	2,972,945
Time Warner Inc.	25,073	2,191,631
Tribune Publishing Co.	639	9,930
Twenty-First Century Fox Inc. Class A	50,313	1,637,437
Twenty-First Century Fox Inc. Class B	19,330	622,813
Viacom Inc. Class A	610	39,571
Viacom Inc. Class B NVS	20,460	1,322,534
Walt Disney Co. (The)	100,161	11,432,377
World Wrestling Entertainment Inc. Class Ab	1,642	27,093

		39,394,865

Security	Shares	Value

METALS & MINING — 0.07%
Century Aluminum Co.[a]	180	$1,877
Compass Minerals International Inc.	1,964	161,323
Globe Specialty Metals Inc.	3,955	70,004
Handy & Harman Ltd.[a]	29	1,005
Haynes International Inc.	28	1,381
Kaiser Aluminum Corp.	338	28,081
Olympic Steel Inc.	139	2,424
Real Industry Inc.[a]	903	10,249
Royal Gold Inc.	203	12,503
RTI International Metals Inc.[a]	121	3,814
Ryerson Holding Corp.[a]	127	1,156
Southern Copper Corp.	2,203	64,790
Steel Dynamics Inc.	1,585	32,833
Stillwater Mining Co.[a,b]	2,294	26,588
SunCoke Energy Inc.	2,729	35,477
Tahoe Resources Inc.	956	11,596
Worthington Industries Inc.	652	19,599

		484,700
MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	1,752	117,156

		117,156
MULTILINE RETAIL — 0.73%
Big Lots Inc.	3,178	142,978
Burlington Stores Inc.[a]	3,983	203,930
Dillard’s Inc. Class A	168	17,672
Dollar General Corp.	17,925	1,393,489
Dollar Tree Inc.[a]	12,169	961,229
Family Dollar Stores Inc.	5,352	421,791
Macy’s Inc.	14,539	980,946
Nordstrom Inc.	8,282	617,009
Sears Holdings Corp.[a,b]	81	2,163
Target Corp.	3,128	255,339
Tuesday Morning Corp.[a]	2,003	22,564

		5,019,110
OIL, GAS & CONSUMABLE FUELS — 0.76%
Cabot Oil & Gas Corp.	24,408	769,828
Carrizo Oil & Gas Inc.[a]	161	7,928
Continental Resources Inc./OKa,b	1,665	70,579
CVR Energy Inc.	358	13,475
Delek U.S. Holdings Inc.	1,912	70,400
Energy Fuels Inc./Canada[a]	1,445	6,430
EOG Resources Inc.	2,787	244,002
Erin Energy Corp.	111	434
Evolution Petroleum Corp.	1,903	12,541
Hallador Energy Co.	165	1,376
HollyFrontier Corp.	1,713	73,128
Isramco Inc.[a,b]	50	6,901
Magnum Hunter Resources Corp.[a,b]	11,197	20,938
Marathon Petroleum Corp.	2,405	125,806
Matador Resources Co.[a,b]	2,645	66,125
Memorial Resource Development Corp.[a,b]	4,860	92,194
ONEOK Inc.	5,546	218,956
Panhandle Oil and Gas Inc. Class A	456	9,435
Par Petroleum Corp.[a]	845	15,818
Parsley Energy Inc. Class Aa,b	1,749	30,468

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Range Resources Corp.[b]	659	$32,541
SemGroup Corp. Class A	2,588	205,694
Solazyme Inc.[a,b]	4,236	13,301
Synergy Resources Corp.[a]	663	7,578
Targa Resources Corp.	1,614	144,001
Teekay Corp.	1,181	50,571
Tesoro Corp.	453	38,238
Ultra Petroleum Corp.[a,b]	4,384	54,888
Uranium Energy Corp.[a]	5,431	8,635
Western Refining Inc.	4,193	182,899
Williams Companies Inc. (The)	44,208	2,537,097
World Fuel Services Corp.	881	42,244

		5,174,449
PAPER & FOREST PRODUCTS — 0.24%
Boise Cascade Co.[a]	1,956	71,746
Clearwater Paper Corp.[a]	1,153	66,067
Deltic Timber Corp.	643	43,492
International Paper Co.	23,600	1,123,124
KapStone Paper and Packaging Corp.	5,047	116,687
Louisiana-Pacific Corp.[a]	7,737	131,761
Neenah Paper Inc.	479	28,242
Schweitzer-Mauduit International Inc.	280	11,166
Wausau Paper Corp.	2,461	22,592

		1,614,877
PERSONAL PRODUCTS — 0.23%
Coty Inc. Class A	4,902	156,717
Estee Lauder Companies Inc. (The) Class A	12,383	1,073,111
Herbalife Ltd.[a,b]	3,688	203,172
Inter Parfums Inc.	402	13,640
Medifast Inc.[a]	785	25,371
Natural Health Trends Corp.	465	19,279
Nu Skin Enterprises Inc. Class A	727	34,263
Revlon Inc. Class Aa	201	7,379
Synutra International Inc.[a]	1,003	7,171
USANA Health Sciences Inc.[a]	336	45,918

		1,586,021
PHARMACEUTICALS — 4.68%
AbbVie Inc.	103,303	6,940,929
Aerie Pharmaceuticals Inc.[a,b]	1,197	21,127
Agile Therapeutics Inc.[a]	781	6,709
Akorn Inc.[a]	4,621	201,753
Alimera Sciences Inc.[a]	2,396	11,046
Allergan PLC[a]	10,471	3,177,530
Amphastar Pharmaceuticals Inc.[a]	1,229	21,606
ANI Pharmaceuticals Inc.[a]	485	30,094
Aratana Therapeutics Inc.[a]	1,643	24,842
Assembly Biosciences Inc.[a]	794	15,292
BioDelivery Sciences International Inc.[a]	2,531	20,147
Bristol-Myers Squibb Co.	98,401	6,547,602
Carbylan Therapeutics Inc.[a]	1,034	7,393
Catalent Inc.[a]	4,928	144,538
Cempra Inc.[a]	1,821	62,570
Collegium Pharmaceutical Inc.[a]	380	6,779
Corcept Therapeutics Inc.[a,b]	3,362	20,206
Corium International Inc.[a]	501	6,859
Depomed Inc.[a,b]	3,555	76,290
Dermira Inc.[a]	381	6,687

Security	Shares	Value

DURECT Corp.[a]	6,638	$15,865
Eli Lilly & Co.	57,770	4,823,217
Endo International PLC[a]	3,809	303,387
Flex Pharma Inc.[a,b]	279	4,799
Foamix Pharmaceuticals Ltd.[a]	1,313	13,458
Heska Corp.[a]	336	9,976
Hospira Inc.[a]	7,957	705,865
IGI Laboratories Inc.[a,b]	2,740	17,262
Impax Laboratories Inc.[a]	4,227	194,104
Intersect ENT Inc.[a]	818	23,419
Intra-Cellular Therapies Inc.[a]	1,314	41,982
Jazz Pharmaceuticals PLC[a]	3,603	634,380
Johnson & Johnson	21,117	2,058,063
Lannett Co. Inc.[a,b]	1,578	93,796
Mallinckrodt PLC[a]	2,721	320,316
Medicines Co. (The)[a]	387	11,072
Merck & Co. Inc.	19,013	1,082,410
Mylan NVa	21,038	1,427,639
Nektar Therapeutics[a,b]	7,745	96,890
Ocular Therapeutix Inc.[a]	758	15,941
Omeros Corp.[a,b]	2,130	38,319
Pacira Pharmaceuticals Inc./DEa	2,111	149,290
Paratek Pharmaceuticals Inc.	720	18,554
Pernix Therapeutics Holdings Inc.[a]	1,875	11,100
Perrigo Co. PLC	1,597	295,173
Phibro Animal Health Corp.	1,024	39,875
POZEN Inc.[a]	1,539	15,867
Prestige Brands Holdings Inc.[a]	3,050	141,032
Relypsa Inc.[a]	1,917	63,433
Revance Therapeutics Inc.[a]	916	29,294
Sagent Pharmaceuticals Inc.[a]	1,296	31,506
SciClone Pharmaceuticals Inc.[a,b]	2,959	29,057
Sucampo Pharmaceuticals Inc. Class Aa	1,452	23,856
Supernus Pharmaceuticals Inc.[a,b]	2,210	37,526
Tetraphase Pharmaceuticals Inc.[a]	2,127	100,905
TherapeuticsMD Inc.[a,b]	7,102	55,822
Theravance Inc.[b]	4,410	79,689
VIVUS Inc.[a,b]	5,825	13,747
XenoPort Inc.[a]	3,426	21,001
Zoetis Inc.	29,509	1,422,924
Zogenix Inc.[a,b]	10,363	17,410
ZS Pharma Inc.[a]	1,067	55,900

		31,935,120
PROFESSIONAL SERVICES — 0.60%
Advisory Board Co. (The)[a]	2,515	137,495
Barrett Business Services Inc.	395	14,346
CEB Inc.	1,982	172,553
Dun & Bradstreet Corp. (The)	630	76,860
Equifax Inc.	7,023	681,863
Exponent Inc.	1,459	65,334
Franklin Covey Co.[a]	342	6,939
FTI Consulting Inc.[a]	201	8,289
GP Strategies Corp.[a]	763	25,362
Heidrick & Struggles International Inc.	55	1,434
Huron Consulting Group Inc.[a,b]	144	10,093
IHS Inc. Class Aa	3,477	447,247
Insperity Inc.	1,144	58,230
Kforce Inc.	1,517	34,694
Korn/Ferry International	1,656	57,579
Mistras Group Inc.[a]	898	17,044
Nielsen NV	14,964	669,938

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

On Assignment Inc.[a]	3,050	$119,804
Resources Connection Inc.	410	6,597
Robert Half International Inc.	7,972	442,446
RPX Corp.[a]	229	3,870
Towers Watson & Co. Class A	728	91,583
TriNet Group Inc.[a]	2,225	56,404
TrueBlue Inc.[a]	2,528	75,587
Verisk Analytics Inc. Class Aa	9,977	725,927
Volt Information Sciences Inc.[a]	358	3,476
WageWorks Inc.[a]	2,153	87,089

		4,098,083
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.21%
Alexander’s Inc.	115	47,150
American Assets Trust Inc.	1,803	70,696
American Tower Corp.	24,973	2,329,731
Boston Properties Inc.	8,266	1,000,517
CareTrust REIT Inc.	1,482	18,777
Columbia Property Trust Inc.	1,048	25,728
CoreSite Realty Corp.	1,430	64,979
Crown Castle International Corp.	19,699	1,581,830
CubeSmart	7,700	178,332
CyrusOne Inc.	2,876	84,698
Digital Realty Trust Inc.	4,602	306,861
DuPont Fabros Technology Inc.	1,388	40,877
Easterly Government Properties Inc.	791	12,593
EastGroup Properties Inc.	379	21,311
Empire State Realty Trust Inc. Class Ab	3,098	52,852
Equinix Inc.	3,359	853,186
Equity Lifestyle Properties Inc.	4,968	261,217
Equity One Inc.	377	8,799
Excel Trust Inc.	838	13,215
Extra Space Storage Inc.	6,873	448,257
Federal Realty Investment Trust	4,052	519,021
Gaming and Leisure Properties Inc.	808	29,621
Health Care REIT Inc.	9,335	612,656
Healthcare Trust of America Inc. Class A	774	18,537
Inland Real Estate Corp.	1,657	15,609
Iron Mountain Inc.	4,872	151,032
Lamar Advertising Co. Class A	4,776	274,524
LTC Properties Inc.	126	5,242
National Health Investors Inc.[b]	758	47,223
National Storage Affiliates Trust	1,251	15,512
Omega Healthcare Investors Inc.	2,926	100,450
Plum Creek Timber Co. Inc.[b]	4,251	172,463
Post Properties Inc.	1,086	59,046
Potlatch Corp.	1,748	61,739
PS Business Parks Inc.	120	8,658
Public Storage	7,805	1,439,008
QTS Realty Trust Inc. Class A	1,339	48,807
RLJ Lodging Trust	2,847	84,784
Ryman Hospitality Properties Inc.[b]	2,562	136,068
Sabra Health Care REIT Inc.	525	13,514
Saul Centers Inc.	442	21,742
Simon Property Group Inc.	18,373	3,178,896
Sovran Self Storage Inc.	1,833	159,306
Sun Communities Inc.[b]	435	26,896
Tanger Factory Outlet Centers Inc.	5,649	179,073
Taubman Centers Inc.	1,353	94,033
Universal Health Realty Income Trust[b]	362	16,819
Urban Edge Properties	3,959	82,308
Urstadt Biddle Properties Inc. Class A	204	3,811

Security	Shares	Value

Weyerhaeuser Co.	2,628	$82,782

		15,080,786
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
Altisource Asset Management Corp.[a]	64	9,235
Altisource Portfolio Solutions SAa,b	830	25,556
CBRE Group Inc. Class Aa,b	16,878	624,486
Consolidated-Tomoka Land Co.	50	2,882
Howard Hughes Corp. (The)[a]	947	135,932
Jones Lang LaSalle Inc.	1,927	329,517
Kennedy-Wilson Holdings Inc.	573	14,090
Marcus & Millichap Inc.[a]	796	36,727
Realogy Holdings Corp.[a]	3,149	147,121

		1,325,546
ROAD & RAIL — 1.12%
AMERCO	206	67,343
ArcBest Corp.	500	15,900
Avis Budget Group Inc.[a]	6,241	275,103
Celadon Group Inc.	1,093	22,603
Covenant Transportation Group Inc. Class Aa	655	16,414
CSX Corp.	15,049	491,350
Genesee & Wyoming Inc. Class Aa,b	1,222	93,092
Heartland Express Inc.	3,042	61,540
Hertz Global Holdings Inc.[a]	23,960	434,155
JB Hunt Transport Services Inc.	5,427	445,502
Knight Transportation Inc.	3,682	98,457
Landstar System Inc.	2,651	177,272
Marten Transport Ltd.	144	3,125
Old Dominion Freight Line Inc.[a]	4,116	282,378
PAM Transportation Services Inc.[a]	175	10,159
Quality Distribution Inc.[a]	478	7,390
Roadrunner Transportation Systems Inc.[a]	627	16,177
Saia Inc.[a]	1,543	60,624
Swift Transportation Co.[a]	5,187	117,589
Union Pacific Corp.	51,688	4,929,485
Universal Truckload Services Inc.	310	6,808
USA Truck Inc.[a]	212	4,501
Werner Enterprises Inc.	489	12,836
YRC Worldwide Inc.[a]	455	5,906

		7,655,709
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.35%
Advanced Energy Industries Inc.[a]	1,306	35,902
Advanced Micro Devices Inc.[a,b]	16,522	39,653
Altera Corp.	5,528	283,034
Ambarella Inc.[a,b]	1,847	189,668
Analog Devices Inc.	16,932	1,086,780
Applied Materials Inc.	43,041	827,248
Applied Micro Circuits Corp.[a]	1,281	8,647
Atmel Corp.	24,746	243,872
Avago Technologies Ltd.	15,145	2,013,225
Broadcom Corp. Class A	2,381	122,598
Cabot Microelectronics Corp.[a]	1,297	61,102
Cascade Microtech Inc.[a]	624	9,500
Cavium Inc.[a,b]	3,261	224,389
CEVA Inc.[a]	594	11,541
Cirrus Logic Inc.[a]	3,736	127,136
Entegris Inc.[a]	4,817	70,184
Exar Corp.[a]	317	3,100

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

FormFactor Inc.[a]	1,588	$14,610
Freescale Semiconductor Ltd.[a]	5,972	238,701
Inphi Corp.[a]	2,250	51,435
Integrated Device Technology Inc.[a]	8,746	189,788
Intel Corp.	19,603	596,225
KLA-Tencor Corp.	9,436	530,398
Lam Research Corp.	6,670	542,604
Lattice Semiconductor Corp.[a]	1,703	10,031
Linear Technology Corp.	14,131	625,014
M/A-COM Technology Solutions Holdings Inc.[a,b]	1,378	52,708
Mattson Technology Inc.[a]	4,420	14,807
Maxim Integrated Products Inc.	5,784	199,982
MaxLinear Inc. Class Aa	3,031	36,675
Micrel Inc.	2,836	39,420
Microchip Technology Inc.	11,938	566,160
Micron Technology Inc.[a]	5,044	95,029
Microsemi Corp.[a]	5,611	196,104
Monolithic Power Systems Inc.	2,329	118,104
NVE Corp.	128	10,035
ON Semiconductor Corp.[a]	23,365	273,137
PDF Solutions Inc.[a,b]	1,706	27,296
PMC-Sierra Inc.[a]	3,830	32,785
Power Integrations Inc.	1,155	52,183
Qorvo Inc.[a]	8,818	707,821
Rambus Inc.[a,b]	6,835	99,039
Rudolph Technologies Inc.[a]	318	3,819
Semtech Corp.[a,b]	1,325	26,301
Silicon Laboratories Inc.[a]	1,814	97,974
Skyworks Solutions Inc.	11,279	1,174,144
SunEdison Inc.[a,b]	14,787	442,279
SunPower Corp.[a,b]	219	6,222
Synaptics Inc.[a,b]	2,189	189,863
Tessera Technologies Inc.	1,968	74,745
Texas Instruments Inc.	61,415	3,163,487
Xcerra Corp.[a]	1,119	8,471
Xilinx Inc.	3,527	155,752

		16,020,727
SOFTWARE — 5.43%
A10 Networks Inc.[a]	1,963	12,642
ACI Worldwide Inc.[a,b]	7,004	172,088
Adobe Systems Inc.[a]	29,529	2,392,144
Advent Software Inc.	3,034	134,133
American Software Inc./GA Class A	251	2,385
ANSYS Inc.[a]	1,002	91,423
Aspen Technology Inc.[a]	5,060	230,483
Autodesk Inc.[a]	9,985	499,999
AVG Technologies NVa	2,409	65,549
Barracuda Networks Inc.[a]	457	18,106
Blackbaud Inc.	2,770	157,752
Bottomline Technologies de Inc.[a]	2,110	58,679
BroadSoft Inc.[a]	1,620	56,003
Cadence Design Systems Inc.[a,b]	17,264	339,410
Callidus Software Inc.[a]	3,431	53,455
CDK Global Inc.	9,459	510,597
Citrix Systems Inc.[a]	9,458	663,573
Code Rebel Corp.	63	2,039
CommVault Systems Inc.[a]	2,672	113,320
Comverse Inc.[a]	1,220	24,498
Cyan Inc.[a]	1,546	8,101
Digimarc Corp.[a]	443	19,997
Digital Turbine Inc.[a]	2,659	8,030

Security	Shares	Value

Ebix Inc.	1,583	$51,622
Electronic Arts Inc.[a]	18,568	1,234,772
Ellie Mae Inc.[a,b]	1,732	120,876
Epiq Systems Inc.	704	11,884
ePlus Inc.[a]	12	920
FactSet Research Systems Inc.	2,448	397,825
Fair Isaac Corp.	1,845	167,489
FireEye Inc.[a,b]	8,138	398,030
FleetMatics Group PLC[a]	2,251	105,414
Fortinet Inc.[a]	8,424	348,164
Gigamon Inc.[a]	1,607	53,015
Globant SAa	894	27,204
Glu Mobile Inc.[a]	4,482	27,833
Guidance Software Inc.[a]	791	6,700
Guidewire Software Inc.[a]	4,137	218,971
HubSpot Inc.[a]	1,105	54,786
Imperva Inc.[a]	1,599	108,252
Infoblox Inc.[a]	3,335	87,410
Informatica Corp.[a]	6,176	299,351
Interactive Intelligence Group Inc.[a]	986	43,847
Intuit Inc.	16,273	1,639,830
Jive Software Inc.[a]	2,215	11,629
King Digital Entertainment PLC	4,727	67,360
Manhattan Associates Inc.[a]	4,382	261,386
Microsoft Corp.	270,768	11,954,407
MicroStrategy Inc. Class Aa	543	92,354
MobileIron Inc.[a,b]	2,253	13,315
Model N Inc.[a]	1,040	12,386
Monotype Imaging Holdings Inc.	2,377	57,310
NetScout Systems Inc.[a,b]	2,176	79,794
NetSuite Inc.[a,b]	2,419	221,943
Oracle Corp.	112,224	4,522,627
Park City Group Inc.[a,b]	531	6,579
Paycom Software Inc.[a]	1,856	63,382
Paylocity Holding Corp.[a,b]	907	32,516
Pegasystems Inc.	2,010	46,009
Proofpoint Inc.[a,b]	2,329	148,288
PROS Holdings Inc.[a]	1,281	27,042
PTC Inc.[a,b]	6,917	283,735
QAD Inc. Class A	277	7,321
Qlik Technologies Inc.[a]	5,451	190,567
Qualys Inc.[a]	1,461	58,951
Rally Software Development Corp.[a]	1,346	26,180
RealPage Inc.[a]	3,249	61,958
Red Hat Inc.[a]	10,884	826,422
Rubicon Project Inc. (The)[a]	1,500	22,440
salesforce.com inc.[a]	38,722	2,696,213
Sapiens International Corp. NV	1,072	11,127
ServiceNow Inc.[a,b]	9,076	674,438
Silver Spring Networks Inc.[a]	1,822	22,611
SolarWinds Inc.[a]	3,931	181,337
Solera Holdings Inc.	4,030	179,577
Splunk Inc.[a,b]	7,394	514,770
SS&C Technologies Holdings Inc.	3,776	236,000
Synchronoss Technologies Inc.[a]	2,295	104,950
Synopsys Inc.[a]	668	33,834
Tableau Software Inc. Class Aa	2,923	337,022
Take-Two Interactive Software Inc.[a]	2,578	71,076
Tangoe Inc.[a]	2,157	27,135
TiVo Inc.[a]	5,707	57,869
TubeMogul Inc.[a,b]	807	11,532
Tyler Technologies Inc.[a]	1,986	256,949
Ultimate Software Group Inc. (The)[a,b]	1,686	277,077

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Varonis Systems Inc.[a,b]	522	$11,531
VASCO Data Security International Inc.[a,b]	1,630	49,210
Verint Systems Inc.[a]	3,419	207,687
VirnetX Holding Corp.[a,b]	2,463	10,345
VMware Inc. Class Aa,b	4,837	414,724
Workday Inc. Class Aa	6,259	478,125
Workiva Inc.[a,b]	299	4,135
Yodlee Inc.[a,b]	1,056	15,249
Zendesk Inc.[a]	3,162	70,228
Zix Corp.[a]	3,723	19,248

		37,108,501
SPECIALTY RETAIL — 4.36%
Aaron’s Inc.	649	23,500
Advance Auto Parts Inc.	4,317	687,655
America’s Car-Mart Inc./TXa	51	2,515
American Eagle Outfitters Inc.	10,211	175,833
ANN INC.[a]	2,657	128,307
Asbury Automotive Group Inc.[a]	1,640	148,617
AutoNation Inc.[a]	4,297	270,625
AutoZone Inc.[a]	1,844	1,229,764
Bed Bath & Beyond Inc.[a,b]	10,109	697,319
Boot Barn Holdings Inc.[a]	697	22,304
Buckle Inc. (The)[b]	1,632	74,697
Build-A-Bear Workshop Inc.[a]	55	879
Cabela’s Inc.[a,b]	330	16,493
Caleres Inc.	230	7,309
CarMax Inc.[a]	12,347	817,495
Cato Corp. (The) Class A	315	12,209
Chico’s FAS Inc.	8,447	140,474
Children’s Place Inc. (The)	318	20,800
Citi Trends Inc.[a]	52	1,258
Container Store Group Inc. (The)[a,b]	966	16,296
CST Brands Inc.	3,664	143,116
Destination XL Group Inc.[a]	344	1,723
Dick’s Sporting Goods Inc.	3,737	193,465
DSW Inc. Class A	260	8,676
Express Inc.[a]	4,480	81,133
Finish Line Inc. (The) Class A	854	23,758
Five Below Inc.[a,b]	3,223	127,405
Foot Locker Inc.	7,137	478,250
Francesca’s Holdings Corp.[a]	2,482	33,433
Gap Inc. (The)	14,067	536,937
GNC Holdings Inc. Class A	5,112	227,382
Group 1 Automotive Inc.	273	24,797
Hibbett Sports Inc.[a]	1,556	72,479
Home Depot Inc. (The)	76,679	8,521,337
Kirkland’s Inc.	1,013	28,232
L Brands Inc.	14,605	1,252,087
Lithia Motors Inc. Class A	1,322	149,598
Lowe’s Companies Inc.	56,177	3,762,174
MarineMax Inc.[a]	777	18,267
Mattress Firm Holding Corp.[a,b]	1,206	73,506
Men’s Wearhouse Inc. (The)	2,848	182,471
Michaels Companies Inc. (The)[a]	3,690	99,298
Monro Muffler Brake Inc.[b]	1,858	115,493
Murphy USA Inc.[a]	163	9,099
O’Reilly Automotive Inc.[a]	5,962	1,347,293
Office Depot Inc.[a]	5,720	49,535
Outerwall Inc.[b]	1,066	81,133
Party City Holdco Inc.[a]	1,472	29,837
Penske Automotive Group Inc.	1,046	54,507

Security	Shares	Value

Pier 1 Imports Inc.	5,327	$67,280
Restoration Hardware Holdings Inc.[a,b]	1,968	192,136
Ross Stores Inc.	24,427	1,187,396
Sally Beauty Holdings Inc.[a]	9,299	293,662
Select Comfort Corp.[a]	3,056	91,894
Signet Jewelers Ltd.	4,737	607,473
Sportsman’s Warehouse Holdings Inc.[a,b]	196	2,229
Tiffany & Co.	5,028	461,570
Tile Shop Holdings Inc.[a,b]	1,540	21,853
TJX Companies Inc. (The)	40,165	2,657,718
Tractor Supply Co.	8,022	721,499
Ulta Salon Cosmetics & Fragrance Inc.[a]	3,791	585,520
Urban Outfitters Inc.[a,b]	5,763	201,705
Vitamin Shoppe Inc.[a,b]	105	3,913
Williams-Sonoma Inc.	5,428	446,562
Winmark Corp.	137	13,495
Zumiez Inc.[a]	950	25,299

		29,801,974
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.40%
3D Systems Corp.[a,b]	2,422	47,277
Apple Inc.	340,038	42,649,266
Avid Technology Inc.[a]	1,208	16,115
Cray Inc.[a]	2,297	67,784
Diebold Inc.	3,862	135,170
Dot Hill Systems Corp.[a]	3,388	20,735
Eastman Kodak Co.[a]	1,020	17,136
Electronics For Imaging Inc.[a,b]	2,796	121,654
EMC Corp./MA	9,401	248,092
Immersion Corp.[a,b]	1,474	18,676
NetApp Inc.	5,521	174,243
Nimble Storage Inc.[a]	2,982	83,675
Silicon Graphics International Corp.[a,b]	1,889	12,222
Super Micro Computer Inc.[a,b]	2,187	64,691
Violin Memory Inc.[a,b]	4,539	11,121

		43,687,857
TEXTILES, APPAREL & LUXURY GOODS — 1.50%
Carter’s Inc.	3,084	327,829
Cherokee Inc.	455	12,822
Coach Inc.	2,283	79,015
Columbia Sportswear Co.	1,176	71,101
Crocs Inc.[a,b]	3,491	51,353
Culp Inc.	601	18,631
Deckers Outdoor Corp.[a,b]	1,165	83,845
Fossil Group Inc.[a,b]	2,030	140,801
G-III Apparel Group Ltd.[a]	2,351	165,393
Hanesbrands Inc.	23,703	789,784
Kate Spade & Co.[a,b]	7,524	162,067
lululemon athletica Inc.[a]	6,586	430,066
Michael Kors Holdings Ltd.[a]	11,743	494,263
NIKE Inc. Class B	40,027	4,323,717
Oxford Industries Inc.	825	72,146
Quiksilver Inc.[a,b]	5,428	3,598
Ralph Lauren Corp.	194	25,678
Sequential Brands Group Inc.[a,b]	1,172	17,920
Skechers U.S.A. Inc. Class Aa	2,413	264,923
Steven Madden Ltd.[a]	3,421	146,350
Superior Uniform Group Inc.	439	7,261
Tumi Holdings Inc.[a,b]	3,307	67,860
Under Armour Inc. Class Aa	10,542	879,624

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Security	Shares	Value

Unifi Inc.[a]	51	$1,708
VF Corp.	19,983	1,393,614
Vince Holding Corp.[a,b]	629	7,535
Wolverine World Wide Inc.	6,184	176,120

		10,215,024
THRIFTS & MORTGAGE FINANCE — 0.05%
BofI Holding Inc.[a,b]	885	93,553
Essent Group Ltd.[a]	3,271	89,462
Heritage Financial Group Inc.	177	5,342
HomeStreet Inc.[a]	394	8,991
IMPAC Mortgage Holdings Inc.[a]	465	8,900
LendingTree Inc.[a]	338	26,570
Meridian Bancorp Inc.[a]	474	6,356
MGIC Investment Corp.[a]	8,959	101,954
Stonegate Mortgage Corp.[a]	131	1,319
United Financial Bancorp Inc.	482	6,483
Walker & Dunlop Inc.[a]	770	20,590

		369,520
TOBACCO — 1.60%
Altria Group Inc.	109,236	5,342,733
Philip Morris International Inc.	45,542	3,651,102
Reynolds American Inc.	24,368	1,819,315
Vector Group Ltd.	4,812	112,889

		10,926,039
TRADING COMPANIES & DISTRIBUTORS — 0.43%
Air Lease Corp.	361	12,238
Applied Industrial Technologies Inc.	854	33,861
Beacon Roofing Supply Inc.[a]	622	20,663
DXP Enterprises Inc.[a]	225	10,462
Fastenal Co.[b]	17,347	731,696
H&E Equipment Services Inc.	1,837	36,685
HD Supply Holdings Inc.[a]	10,055	353,735
Kaman Corp.	132	5,536
Lawson Products Inc./DEa	245	5,753
MSC Industrial Direct Co. Inc. Class A	863	60,211
Neff Corp.[a]	163	1,645
Stock Building Supply Holdings Inc.[a]	805	15,738
United Rentals Inc.[a]	5,721	501,274
Watsco Inc.	1,516	187,590
WW Grainger Inc.	3,949	934,531

		2,911,618
WATER UTILITIES — 0.00%
American States Water Co.	221	8,263
York Water Co. (The)	66	1,377

		9,640
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
Boingo Wireless Inc.[a]	1,150	9,499
Leap Wireless International Inc.[a]	638	1,608
RingCentral Inc. Class Aa,b	3,149	58,225
SBA Communications Corp. Class Aa	3,767	433,092

Security	Shares	Value

Shenandoah Telecommunications Co.	1,204	$41,213

		543,637

TOTAL COMMON STOCKS (Cost: $585,926,311)		681,797,732

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	236	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 4.11%

MONEY MARKET FUNDS — 4.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	25,308,215	25,308,215
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,475,829	1,475,829
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,323,294	1,323,294

		28,107,338

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,107,338)		28,107,338

TOTAL INVESTMENTS IN SECURITIES — 103.93% (Cost: $614,033,649)		709,905,070
Other Assets, Less Liabilities — (3.93)%		(26,875,998)

NET ASSETS — 100.00%		$683,029,072

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. GROWTH ETF

June 30, 2015

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	3	Sep. 2015	ICE Markets Equity	$375,120	$(928)
E-mini S&P 500	11	Sep. 2015	Chicago Mercantile	1,129,920	(10,122)

Net unrealized depreciation					$(11,050)

See accompanying notes to schedules of investments.

57

Schedule of Investments (Unaudited)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.50%

AEROSPACE & DEFENSE — 2.23%
AAR Corp.	2,772	$88,344
Aerojet Rocketdyne Holdings Inc.[a]	2,465	50,804
Aerovironment Inc.[a,b]	1,440	37,555
American Science & Engineering Inc.	586	25,673
Cubic Corp.	1,764	83,931
Curtiss-Wright Corp.	3,476	251,801
DigitalGlobe Inc.[a,b]	5,666	157,458
Ducommun Inc.[a]	836	21,460
Engility Holdings Inc.	1,662	41,816
Esterline Technologies Corp.[a,b]	2,431	231,772
General Dynamics Corp.	15,810	2,240,119
Keyw Holding Corp. (The)[a,b]	2,999	27,951
KLX Inc.[a]	4,061	179,212
Kratos Defense & Security Solutions Inc.[a]	3,532	22,252
L-3 Communications Holdings Inc.	6,435	729,600
Lockheed Martin Corp.	5,965	1,108,893
Moog Inc. Class Aa	2,753	194,582
National Presto Industries Inc.	397	31,887
Northrop Grumman Corp.	10,539	1,671,802
Orbital ATK Inc.	4,729	346,919
Precision Castparts Corp.	8,725	1,743,866
Raytheon Co.	23,843	2,281,298
Sparton Corp.[a]	321	8,770
Spirit AeroSystems Holdings Inc. Class Aa	876	48,276
Teledyne Technologies Inc.[a]	2,052	216,506
Textron Inc.	16,770	748,445
Triumph Group Inc.	3,811	251,488
United Technologies Corp.	63,159	7,006,228
Vectrus Inc.[a]	289	7,187

		19,855,895
AIR FREIGHT & LOGISTICS — 0.30%
Air Transport Services Group Inc.[a]	4,520	47,415
Atlas Air Worldwide Holdings Inc.[a]	1,954	107,392
FedEx Corp.	14,146	2,410,478
Hub Group Inc. Class Aa	218	8,794
Radiant Logistics Inc.[a]	110	804
UTi Worldwide Inc.[a]	7,809	78,012
XPO Logistics Inc.[a,b]	984	44,457

		2,697,352
AIRLINES — 0.07%
Copa Holdings SA Class A	2,540	209,779
JetBlue Airways Corp.[a,b]	15,348	318,625
Republic Airways Holdings Inc.[a]	4,234	38,868
SkyWest Inc.	4,522	68,011
Virgin America Inc.[a,b]	126	3,462

		638,745
AUTO COMPONENTS — 0.40%
Cooper Tire & Rubber Co.	3,999	135,286
Cooper-Standard Holding Inc.[a]	1,113	68,416
Dana Holding Corp.	5,978	123,027

Security	Shares	Value

Federal-Mogul Holdings Corp.[a,b]	2,370	$26,900
Gentex Corp./MI	11,336	186,137
Goodyear Tire & Rubber Co. (The)	21,004	633,271
Johnson Controls Inc.	39,961	1,979,268
Lear Corp.	1,479	166,033
Metaldyne Performance Group Inc.	412	7,478
Modine Manufacturing Co.[a]	3,767	40,420
Motorcar Parts of America Inc.[a]	104	3,129
Remy International Inc.	2,336	51,649
Standard Motor Products Inc.	1,484	52,118
Strattec Security Corp.	193	13,259
Superior Industries International Inc.	1,972	36,107
Tower International Inc.[a]	639	16,646

		3,539,144
AUTOMOBILES — 1.03%
Ford Motor Co.	305,088	4,579,371
General Motors Co.	125,583	4,185,681
Harley-Davidson Inc.	7,321	412,538
Winnebago Industries Inc.	189	4,459

		9,182,049
BANKS — 11.93%
1st Source Corp.	1,275	43,503
Access National Corp.	443	8,612
American National Bankshares Inc.	687	16,357
Ameris Bancorp	2,506	63,377
Ames National Corp.	698	17,520
Arrow Financial Corp.	858	23,192
Associated Banc-Corp.	11,918	241,578
Banc of California Inc.	2,829	38,899
BancFirst Corp.	565	36,979
Banco Latinoamericano de Comercio Exterior SA Class E	2,349	75,591
Bancorp Inc. (The)[a]	2,985	27,701
BancorpSouth Inc.	7,544	194,333
Bank of America Corp.	820,609	13,966,765
Bank of Hawaii Corp.	3,408	227,245
Bank of Marin Bancorp	614	31,234
BankUnited Inc.	8,080	290,314
Banner Corp.	1,739	83,350
Bar Harbor Bankshares	392	13,889
BB&T Corp.	57,013	2,298,194
BBCN Bancorp Inc.	6,647	98,309
Berkshire Hills Bancorp Inc.	2,594	73,877
Blue Hills Bancorp Inc.[a]	2,438	34,132
BNC Bancorp	1,571	30,367
BOK Financial Corp.	2,206	153,494
Boston Private Financial Holdings Inc.	7,131	95,627
Bridge Bancorp Inc.	1,161	30,987
Bridge Capital Holdings[a]	1,018	30,336
Bryn Mawr Bank Corp.	1,283	38,695
BSB Bancorp Inc./MAa	511	11,298
C1 Financial Inc.[a]	281	5,446
Camden National Corp.	678	26,239
Capital Bank Financial Corp. Class Aa	1,902	55,291
Capital City Bank Group Inc.	974	14,873
Cardinal Financial Corp.	2,649	57,722
Cascade Bancorp[a]	2,878	14,908
Cathay General Bancorp	6,244	202,618
CenterState Banks Inc.	3,462	46,772
Central Pacific Financial Corp.	1,669	39,639

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Century Bancorp Inc./MA Class A	286	$11,629
Chemical Financial Corp.	2,722	89,989
CIT Group Inc.	13,600	632,264
Citigroup Inc.	237,081	13,096,354
Citizens & Northern Corp.	1,009	20,735
Citizens Financial Group Inc.	24,270	662,814
City Holding Co.	1,189	58,558
City National Corp./CA	3,757	339,595
CNB Financial Corp./PA	1,056	19,430
CoBiz Financial Inc.	3,126	40,857
Columbia Banking System Inc.	4,508	146,690
Comerica Inc.	13,909	713,810
Commerce Bancshares Inc./MO	6,435	300,965
Community Bank System Inc.	3,186	120,335
Community Trust Bancorp Inc.	1,271	44,320
CommunityOne Bancorp[a]	1,170	12,601
ConnectOne Bancorp Inc.	2,213	47,646
CU Bancorp[a]	1,238	27,434
Cullen/Frost Bankers Inc.	4,236	332,865
Customers Bancorp Inc.[a]	2,072	55,716
CVB Financial Corp.	8,303	146,216
Eagle Bancorp Inc.[a]	573	25,189
East West Bancorp Inc.	11,240	503,777
Enterprise Bancorp Inc./MA	490	11,486
Enterprise Financial Services Corp.	1,534	34,929
Farmers Capital Bank Corp.[a]	489	13,902
FCB Financial Holdings Inc. Class Aa	2,101	66,812
Fidelity Southern Corp.	1,689	29,456
Fifth Third Bancorp	63,286	1,317,615
Financial Institutions Inc.	1,144	28,417
First Bancorp Inc./ME	722	14,036
First BanCorp/Puerto Rico[a]	8,834	42,580
First Bancorp/Southern Pines NC	1,844	30,758
First Busey Corp.	6,372	41,864
First Business Financial Services Inc.	312	14,627
First Citizens BancShares Inc./NC Class A	602	158,350
First Commonwealth Financial Corp.	7,732	74,150
First Community Bancshares Inc./VA	1,388	25,289
First Connecticut Bancorp Inc./Farmington CT	1,530	24,281
First Financial Bancorp	4,848	86,973
First Financial Bankshares Inc.	2,105	72,917
First Financial Corp./IN	962	34,401
First Horizon National Corp.	18,245	285,899
First Interstate BancSystem Inc.	1,695	47,019
First Merchants Corp.	3,090	76,323
First Midwest Bancorp Inc./IL	6,341	120,289
First NBC Bank Holding Co.[a]	1,269	45,684
First Niagara Financial Group Inc.	27,744	261,903
First of Long Island Corp. (The)	1,002	27,775
First Republic Bank/CA	11,115	700,578
FirstMerit Corp.	12,954	269,832
Flushing Financial Corp.	2,666	56,013
FNB Corp./PA	13,650	195,468
Franklin Financial Network Inc.[a]	397	9,107
Fulton Financial Corp.	13,806	180,306
German American Bancorp Inc.	1,024	30,157
Glacier Bancorp Inc.	5,902	173,637
Great Southern Bancorp Inc.	857	36,114
Great Western Bancorp Inc.	3,123	75,296
Green Bancorp Inc.[a]	408	6,267
Guaranty Bancorp	1,280	21,133
Hampton Roads Bankshares Inc.[a]	2,877	5,984
Hancock Holding Co.	6,086	194,204

Security	Shares	Value

Hanmi Financial Corp.	2,673	$66,397
Heartland Financial USA Inc.	1,268	47,195
Heritage Commerce Corp.	1,724	16,568
Heritage Financial Corp./WA	2,431	43,442
Heritage Oaks Bancorp	1,702	13,395
Hilltop Holdings Inc.[a]	3,826	92,168
Home BancShares Inc./AR	885	32,356
HomeTrust Bancshares Inc.[a]	1,698	28,459
Horizon Bancorp/IN	849	21,191
Hudson Valley Holding Corp.	1,183	33,372
Huntington Bancshares Inc./OH	63,176	714,521
IBERIABANK Corp.	2,946	201,006
Independent Bank Corp./Rockland MA	2,207	103,486
Independent Bank Group Inc.	762	32,690
International Bancshares Corp.	4,232	113,714
Investors Bancorp Inc.	27,121	333,588
JPMorgan Chase & Co.	289,976	19,648,774
KeyCorp	66,285	995,601
Lakeland Bancorp Inc.	3,296	39,189
Lakeland Financial Corp.	1,396	60,545
LegacyTexas Financial Group Inc.	3,732	112,706
M&T Bank Corp.	10,390	1,298,023
MainSource Financial Group Inc.	1,693	37,161
MB Financial Inc.	5,711	196,687
Mercantile Bank Corp.	1,467	31,408
Merchants Bancshares Inc./VT	411	13,592
Metro Bancorp Inc.	1,140	29,800
MidWestOne Financial Group Inc.	570	18,764
National Bank Holdings Corp. Class A	3,270	68,114
National Bankshares Inc.	578	16,912
National Commerce Corp.[a]	366	9,443
National Penn Bancshares Inc.	10,416	117,493
NBT Bancorp Inc.	3,442	90,077
NewBridge Bancorp	3,546	31,666
OFG Bancorp[b]	4,011	42,797
Old National Bancorp/IN	9,141	132,179
Old Second Bancorp Inc.[a]	1,470	9,702
Opus Bank	740	26,773
Pacific Continental Corp.	1,551	20,985
Pacific Premier Bancorp Inc.[a]	1,897	32,173
PacWest Bancorp	7,959	372,163
Palmetto Bancshares Inc.	404	7,987
Park National Corp.	1,020	89,117
Park Sterling Corp.	4,388	31,594
Peapack Gladstone Financial Corp.	1,437	31,930
Penns Woods Bancorp Inc.	341	15,035
People’s United Financial Inc.	24,153	391,520
Peoples Bancorp Inc./OH	1,308	30,529
Peoples Financial Services Corp.	615	24,360
Pinnacle Financial Partners Inc.	2,596	141,145
PNC Financial Services Group Inc. (The)[c]	40,469	3,870,860
Popular Inc.[a]	8,087	233,391
Preferred Bank/Los Angeles CA	992	29,810
PrivateBancorp Inc.	6,132	244,176
Prosperity Bancshares Inc.	5,473	316,011
QCR Holdings Inc.	789	17,169
Regions Financial Corp.	104,732	1,085,024
Renasant Corp.	2,471	80,555
Republic Bancorp Inc./KY Class A	841	21,614
S&T Bancorp Inc.	2,720	80,485
Sandy Spring Bancorp Inc.	2,027	56,715
Seacoast Banking Corp. of Florida[a]	2,095	33,101
ServisFirst Bancshares Inc.	1,669	62,704

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Sierra Bancorp	994	$17,206
Signature Bank/New York NYa	294	43,039
Simmons First National Corp. Class A	2,277	106,290
South State Corp.	1,788	135,870
Southside Bancshares Inc.	2,119	61,938
Southwest Bancorp Inc.	1,674	31,153
Square 1 Financial Inc.[a]	614	16,793
State Bank Financial Corp.	3,163	68,637
Sterling Bancorp/DE	7,121	104,679
Stock Yards Bancorp Inc.	1,303	49,240
Stonegate Bank	837	24,834
Suffolk Bancorp	1,258	32,280
Sun Bancorp Inc./NJa	613	11,800
SunTrust Banks Inc.	40,336	1,735,255
Susquehanna Bancshares Inc.	14,246	201,154
SVB Financial Group[a]	1,489	214,386
Synovus Financial Corp.	10,408	320,775
Talmer Bancorp Inc. Class A	4,112	68,876
TCF Financial Corp.	13,199	219,235
Texas Capital Bancshares Inc.[a]	3,280	204,147
Tompkins Financial Corp.	1,261	67,741
TowneBank/Portsmouth VA	3,844	62,619
TriCo Bancshares	1,947	46,825
Tristate Capital Holdings Inc.[a]	1,850	23,921
Triumph Bancorp Inc.[a]	667	8,771
Trustmark Corp.	5,279	131,869
U.S. Bancorp/MN	130,896	5,680,886
UMB Financial Corp.	3,076	175,394
Umpqua Holdings Corp.	17,090	307,449
Union Bankshares Corp.	3,525	81,921
United Bankshares Inc./WV	5,427	218,328
United Community Banks Inc./GA	4,263	88,969
Univest Corp. of Pennsylvania	1,427	29,054
Valley National Bancorp	18,169	187,322
Washington Trust Bancorp Inc.	1,246	49,192
Webster Financial Corp.	7,093	280,528
Wells Fargo & Co.	364,031	20,473,103
WesBanco Inc.	2,950	100,359
West Bancorp. Inc.	1,289	25,574
Westamerica Bancorp.	1,996	101,097
Western Alliance Bancorp[a]	2,640	89,126
Wilshire Bancorp Inc.	5,514	69,642
Wintrust Financial Corp.	3,705	197,773
Yadkin Financial Corp.[a,b]	2,001	41,921
Zions BanCorp.	15,878	503,888

		106,102,849
BEVERAGES — 0.09%
Brown-Forman Corp. Class A	125	13,928
Brown-Forman Corp. Class B	663	66,419
Coca-Cola Bottling Co. Consolidated	23	3,475
Craft Brew Alliance Inc.[a,b]	574	6,348
Molson Coors Brewing Co. Class B	10,775	752,203
National Beverage Corp.[a]	47	1,057

		843,430
BIOTECHNOLOGY — 0.08%
ACADIA Pharmaceuticals Inc.[a]	479	20,061
Acorda Therapeutics Inc.[a]	264	8,799
Adamas Pharmaceuticals Inc.[a]	713	18,695
Agenus Inc.[a]	1,126	9,717

Security	Shares	Value

Akebia Therapeutics Inc.[a]	1,618	$16,649
Alkermes PLC[a]	1,957	125,913
Alnylam Pharmaceuticals Inc.[a]	1,039	124,545
Array BioPharma Inc.[a,b]	2,952	21,284
Arrowhead Research Corp.[a]	1,722	12,312
BioCryst Pharmaceuticals Inc.[a]	1,168	17,438
Calithera Biosciences Inc.[a]	90	643
Celldex Therapeutics Inc.[a,b]	995	25,094
Cytokinetics Inc.[a,b]	1,963	13,191
Emergent BioSolutions Inc.[a]	888	29,260
Geron Corp.[a]	679	2,906
Idera Pharmaceuticals Inc.[a,b]	447	1,658
Ignyta Inc.[a]	569	8,586
Immunomedics Inc.[a,b]	321	1,303
Inovio Pharmaceuticals Inc.[a,b]	573	4,676
Lexicon Pharmaceuticals Inc.[a,b]	1,616	13,009
Loxo Oncology Inc.[a,b]	499	8,997
Merrimack Pharmaceuticals Inc.[a,b]	458	5,663
Navidea Biopharmaceuticals Inc.[a,b]	1,548	2,492
Ocata Therapeutics Inc.[a]	360	1,897
Osiris Therapeutics Inc.[a,b]	144	2,802
PDL BioPharma Inc.	12,407	79,777
Peregrine Pharmaceuticals Inc.[a]	1,041	1,364
Rigel Pharmaceuticals Inc.[a]	1,536	4,931
Spectrum Pharmaceuticals Inc.[a]	3,832	26,211
Stemline Therapeutics Inc.[a]	797	9,381
Threshold Pharmaceuticals Inc.[a]	262	1,059
Tokai Pharmaceuticals Inc.[a,b]	58	771
Vanda Pharmaceuticals Inc.[a]	703	8,921
Verastem Inc.[a]	1,936	14,597
Versartis Inc.[a]	1,445	21,993
XOMA Corp.[a,b]	1,112	4,315

		670,910
BUILDING PRODUCTS — 0.13%
Armstrong World Industries Inc.[a]	1,089	58,022
Fortune Brands Home & Security Inc.	8,097	371,004
Gibraltar Industries Inc.[a]	2,548	51,903
Griffon Corp.	2,031	32,333
Insteel Industries Inc.	118	2,207
Owens Corning	9,220	380,325
Quanex Building Products Corp.	2,427	52,011
Simpson Manufacturing Co. Inc.	3,263	110,942
Universal Forest Products Inc.	1,672	86,994

		1,145,741
CAPITAL MARKETS — 3.12%
Ameriprise Financial Inc.	2,367	295,709
Arlington Asset Investment Corp. Class Ab	1,495	29,242
Bank of New York Mellon Corp. (The)	78,168	3,280,711
BlackRock Inc.[c]	6,686	2,313,222
Calamos Asset Management Inc. Class A	1,574	19,282
Charles Schwab Corp. (The)	26,229	856,377
CIFC Corp.	451	3,576
Cowen Group Inc. Class Aa,b	8,226	52,646
E*TRADE Financial Corp.[a]	22,653	678,457
Franklin Resources Inc.	30,253	1,483,305
Goldman Sachs Group Inc. (The)	33,757	7,048,124
Interactive Brokers Group Inc. Class A	4,107	170,687
INTL FCStone Inc.[a]	1,120	37,229
Invesco Ltd.	29,448	1,104,006

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Investment Technology Group Inc.	2,585	$64,108
Janus Capital Group Inc.	10,509	179,914
KCG Holdings Inc. Class Aa	2,996	36,941
Ladenburg Thalmann Financial Services Inc.[a]	6,619	23,167
Legg Mason Inc.	5,136	264,658
Moelis & Co. Class A	159	4,565
Morgan Stanley	119,782	4,646,344
Northern Trust Corp.	18,235	1,394,248
Oppenheimer Holdings Inc. Class A	854	22,443
Piper Jaffray Companies[a]	1,383	60,354
Raymond James Financial Inc.	9,983	594,787
RCS Capital Corp. Class A	3,442	26,366
Safeguard Scientifics Inc.[a,b]	1,716	33,393
State Street Corp.	32,168	2,476,936
Stifel Financial Corp.[a]	5,304	306,253
TD Ameritrade Holding Corp.	3,116	114,731
Virtus Investment Partners Inc.	485	64,141
Waddell & Reed Financial Inc. Class A	353	16,700
Walter Investment Management Corp.[a,b]	3,234	73,962

		27,776,584
CHEMICALS — 1.66%
A Schulman Inc.	236	10,318
Air Products & Chemicals Inc.	2,970	406,385
Airgas Inc.	4,090	432,640
Albemarle Corp.	8,720	481,954
American Vanguard Corp.	2,420	33,396
Ashland Inc.	4,779	582,560
Axiall Corp.	5,488	197,842
Cabot Corp.	4,959	184,921
Calgon Carbon Corp.	2,098	40,659
Celanese Corp. Series A	11,124	799,593
Chase Corp.	40	1,590
Cytec Industries Inc.	5,032	304,587
Dow Chemical Co. (The)	78,283	4,005,741
Eastman Chemical Co.	8,692	711,180
EI du Pont de Nemours & Co.	38,014	2,430,995
Flotek Industries Inc.[a]	3,969	49,732
FMC Corp.	2,830	148,717
FutureFuel Corp.	1,590	20,463
Hawkins Inc.	739	29,848
Huntsman Corp.	5,744	126,770
Innophos Holdings Inc.	1,584	83,382
Innospec Inc.	1,860	83,774
Intrepid Potash Inc.[a,b]	4,703	56,154
Kraton Performance Polymers Inc.[a]	2,698	64,428
Kronos Worldwide Inc.	1,707	18,709
LSB Industries Inc.[a,b]	973	39,737
Minerals Technologies Inc.	168	11,446
Mosaic Co. (The)	27,224	1,275,444
Olin Corp.	1,229	33,122
OM Group Inc.	2,371	79,666
OMNOVA Solutions Inc.[a]	1,167	8,741
Platform Specialty Products Corp.[a]	7,792	199,319
Praxair Inc.	3,741	447,237
Quaker Chemical Corp.	328	29,140
Rayonier Advanced Materials Inc.	3,216	52,292
Scotts Miracle-Gro Co. (The) Class A	315	18,651
Sensient Technologies Corp.	1,296	88,569
Sigma-Aldrich Corp.	5,694	793,459
Stepan Co.	891	48,212
Tredegar Corp.	1,529	33,806

Security	Shares	Value

Tronox Ltd. Class A	5,263	$76,998
Valhi Inc.	742	4,200
Westlake Chemical Corp.	3,107	213,109

		14,759,486
COMMERCIAL SERVICES & SUPPLIES — 0.62%
ABM Industries Inc.	4,375	143,806
ACCO Brands Corp.[a]	8,588	66,729
ADT Corp. (The)[b]	13,385	449,334
Brady Corp. Class A	3,733	92,354
Casella Waste Systems Inc. Class Aa	2,095	11,753
CECO Environmental Corp.	1,745	19,771
Civeo Corp.	8,090	24,836
Clean Harbors Inc.[a]	1,387	74,537
Deluxe Corp.	1,763	109,306
Ennis Inc.	2,154	40,043
Essendant Inc.	2,994	117,515
G&K Services Inc. Class A	430	29,730
Heritage-Crystal Clean Inc.[a]	722	10,613
InnerWorkings Inc.[a]	2,733	18,229
KAR Auction Services Inc.	7,199	269,243
Kimball International Inc. Class B	1,733	21,073
Matthews International Corp. Class A	2,539	134,923
McGrath RentCorp	2,229	67,829
Mobile Mini Inc.	3,241	136,252
MSA Safety Inc.	766	37,159
NL Industries Inc.[a]	564	4,179
Pitney Bowes Inc.	9,404	195,697
Quad/Graphics Inc.	2,246	41,573
Republic Services Inc.	18,946	742,115
RR Donnelley & Sons Co.	7,742	134,943
SP Plus Corp.[a]	97	2,533
Tetra Tech Inc.	4,708	120,713
TRC Companies Inc.[a]	1,067	10,830
Tyco International PLC	4,159	160,038
UniFirst Corp./MA	1,161	129,858
Viad Corp.	1,701	46,114
Waste Connections Inc.	9,622	453,389
Waste Management Inc.	32,768	1,518,797
West Corp.	3,444	103,664

		5,539,478
COMMUNICATIONS EQUIPMENT — 2.34%
ADTRAN Inc.	4,004	65,065
Applied Optoelectronics Inc.[a]	217	3,767
ARRIS Group Inc.[a]	8,769	268,331
Bel Fuse Inc. Class B	869	17,832
Black Box Corp.	1,279	25,580
Brocade Communications Systems Inc.	32,653	387,918
Calix Inc.[a]	3,502	26,650
Cisco Systems Inc.	397,399	10,912,577
CommScope Holding Co. Inc.[a]	4,495	137,143
Comtech Telecommunications Corp.	1,405	40,815
Digi International Inc.[a]	2,145	20,485
EchoStar Corp. Class Aa	3,393	165,171
EMCORE Corp.[a]	1,516	9,126
Extreme Networks Inc.[a]	6,211	16,708
Finisar Corp.[a,b]	7,978	142,567
Harmonic Inc.[a]	7,064	48,247
Harris Corp.	8,035	617,972
InterDigital Inc./PA	244	13,881

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Ixia[a]	483	$6,009
JDS Uniphase Corp.[a,b]	18,296	211,868
Juniper Networks Inc.	25,391	659,404
KVH Industries Inc.[a]	158	2,125
NETGEAR Inc.[a]	2,709	81,324
Novatel Wireless Inc.[a]	347	1,128
Oclaro Inc.[a,b]	7,766	17,551
Polycom Inc.[a]	10,319	118,049
QUALCOMM Inc.	107,975	6,762,474
ShoreTel Inc.[a]	3,584	24,300
Sonus Networks Inc.[a]	3,520	24,358
Ubiquiti Networks Inc.	148	4,723
ViaSat Inc.[a]	455	27,418

		20,860,566
CONSTRUCTION & ENGINEERING — 0.34%
AECOM[a]	10,199	337,383
Aegion Corp.[a]	2,803	53,089
Ameren Inc. Class Aa	1,694	12,959
Argan Inc.	258	10,405
Chicago Bridge & Iron Co. NV	7,603	380,454
Comfort Systems USA Inc.	415	9,524
EMCOR Group Inc.	4,898	233,978
Fluor Corp.	11,404	604,526
Furmanite Corp.[a]	443	3,597
Granite Construction Inc.	3,074	109,158
Great Lakes Dredge & Dock Corp.[a]	4,391	26,170
HC2 Holdings Inc.[a]	594	5,316
Jacobs Engineering Group Inc.[a]	9,813	398,604
KBR Inc.	11,272	219,579
MasTec Inc.[a]	5,086	101,059
MYR Group Inc.[a]	1,826	56,533
Northwest Pipe Co.[a]	820	16,704
Orion Marine Group Inc.[a]	2,264	16,346
Primoris Services Corp.	825	16,335
Quanta Services Inc.[a]	12,815	369,328
Tutor Perini Corp.[a]	3,112	67,157

		3,048,204
CONSTRUCTION MATERIALS — 0.16%
Martin Marietta Materials Inc.	4,517	639,201
U.S. Lime & Minerals Inc.	154	8,951
Vulcan Materials Co.	9,008	756,041

		1,404,193
CONSUMER FINANCE — 1.39%
Ally Financial Inc.[a,b]	34,725	778,882
American Express Co.	54,391	4,227,269
Capital One Financial Corp.	42,696	3,755,967
Cash America International Inc.	2,439	63,877
Discover Financial Services	34,576	1,992,269
Encore Capital Group Inc.[a,b]	1,640	70,094
Enova International Inc.[a]	251	4,689
Ezcorp Inc. Class Aa,b	4,402	32,707
First Cash Financial Services Inc.[a]	192	8,753
Green Dot Corp. Class Aa,b	3,454	66,040
JG Wentworth Co. (The) Class Aa	1,382	12,714
Navient Corp.	30,397	553,529
Nelnet Inc. Class A	1,929	83,545
Regional Management Corp.[a]	1,037	18,521

Security	Shares	Value

Santander Consumer USA Holdings Inc.	6,553	$167,560
SLM Corp.[a]	2,661	26,264
Springleaf Holdings Inc.[a]	4,015	184,329
Synchrony Financial[a]	9,955	327,818
World Acceptance Corp.[a]	174	10,703

		12,385,530
CONTAINERS & PACKAGING — 0.34%
AptarGroup Inc.	3,987	254,251
Avery Dennison Corp.	498	30,348
Bemis Co. Inc.	6,784	305,348
Berry Plastics Group Inc.[a]	3,699	119,848
Crown Holdings Inc.[a]	6,043	319,735
Graphic Packaging Holding Co.	10,677	148,731
Greif Inc. Class A	2,407	86,291
MeadWestvaco Corp.	13,113	618,802
Owens-Illinois Inc.[a]	11,693	268,237
Rock-Tenn Co. Class A	8,903	535,961
Sonoco Products Co.	7,884	337,908

		3,025,460
DISTRIBUTORS — 0.02%
Core-Mark Holding Co. Inc.	870	51,547
Fenix Parts Inc.[a]	384	3,848
Genuine Parts Co.	868	77,712
VOXX International Corp.[a]	1,563	12,942
Weyco Group Inc.	765	22,812

		168,861
DIVERSIFIED CONSUMER SERVICES — 0.12%
American Public Education Inc.[a]	1,237	31,816
Apollo Education Group Inc.[a]	7,372	94,951
Ascent Capital Group Inc. Class Aa	1,040	44,450
Bridgepoint Education Inc.[a]	1,572	15,028
Cambium Learning Group Inc.[a]	1,015	4,334
Career Education Corp.[a]	5,271	17,394
Carriage Services Inc.	1,120	26,746
Chegg Inc.[a,b]	3,644	28,569
DeVry Education Group Inc.	4,979	149,270
Graham Holdings Co. Class B	272	292,414
H&R Block Inc.	1,310	38,841
Houghton Mifflin Harcourt Co.[a]	9,835	247,842
K12 Inc.[a]	2,450	30,993
Regis Corp.[a]	3,197	50,385
Strayer Education Inc.[a]	450	19,395
Universal Technical Institute Inc.	1,837	15,798
Weight Watchers International Inc.[a,b]	177	858

		1,109,084
DIVERSIFIED FINANCIAL SERVICES — 2.72%
Berkshire Hathaway Inc. Class Ba	135,879	18,494,491
CME Group Inc./IL	25,049	2,331,060
FNFV Group[a]	6,253	96,171
GAIN Capital Holdings Inc.	2,609	24,942
Intercontinental Exchange Inc.	5,601	1,252,440
Leucadia National Corp.	22,234	539,842
Marlin Business Services Corp.	714	12,052
NASDAQ OMX Group Inc. (The)	9,046	441,535
NewStar Financial Inc.[a]	2,276	25,036

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

PHH Corp.[a]	3,880	$100,996
PICO Holdings Inc.[a]	1,872	27,556
Resource America Inc. Class A	1,008	8,477
Tiptree Financial Inc.	1,966	14,254
Voya Financial Inc.	17,834	828,746

		24,197,598
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.11%
8x8 Inc.[a]	5,095	45,651
AT&T Inc.	405,769	14,412,915
Atlantic Tele-Network Inc.	814	56,231
CenturyLink Inc.	44,050	1,294,189
Cincinnati Bell Inc.[a]	15,706	59,997
Consolidated Communications Holdings Inc.	1,266	26,599
Frontier Communications Corp.	78,396	388,060
Globalstar Inc.[a,b]	35,976	75,909
Hawaiian Telcom Holdco Inc.[a,b]	857	22,368
IDT Corp. Class B	968	17,501
inContact Inc.[a,b]	252	2,487
Inteliquent Inc.	1,392	25,613
Intelsat SAa,b	1,828	18,134
Iridium Communications Inc.[a,b]	7,200	65,448
Level 3 Communications Inc.[a]	19,861	1,046,079
Lumos Networks Corp.	262	3,875
ORBCOMM Inc.[a]	4,820	32,535
Pacific DataVision Inc.[a]	258	10,870
Premiere Global Services Inc.[a]	3,239	33,329
Verizon Communications Inc.	22,889	1,066,856
Vonage Holdings Corp.[a]	12,998	63,820
Windstream Holdings Inc.[b]	651	4,153
Zayo Group Holdings Inc.[a,b]	1,323	34,028

		18,806,647
ELECTRIC UTILITIES — 2.92%
ALLETE Inc.	3,809	176,699
American Electric Power Co. Inc.	38,283	2,027,850
Cleco Corp.	4,726	254,495
Duke Energy Corp.	54,035	3,815,952
Edison International	25,458	1,414,956
El Paso Electric Co.	3,156	109,387
Empire District Electric Co. (The)	3,407	74,273
Entergy Corp.	14,027	988,903
Eversource Energy	24,820	1,127,076
Exelon Corp.	67,296	2,114,440
FirstEnergy Corp.	32,976	1,073,369
Genie Energy Ltd. Class B	798	8,355
Great Plains Energy Inc.	12,056	291,273
Hawaiian Electric Industries Inc.	8,393	249,524
IDACORP Inc.	3,934	220,855
ITC Holdings Corp.	7,571	243,635
MGE Energy Inc.	2,937	113,750
NextEra Energy Inc.	34,703	3,401,935
OGE Energy Corp.	15,594	445,521
Otter Tail Corp.	3,126	83,152
Pepco Holdings Inc.	19,774	532,712
Pinnacle West Capital Corp.	8,654	492,326
PNM Resources Inc.	6,224	153,110
Portland General Electric Co.	6,122	203,005
PPL Corp.	52,204	1,538,452
Southern Co. (The)	70,969	2,973,601
Spark Energy Inc. Class A	253	3,987

Security	Shares	Value

UIL Holdings Corp.	4,424	$202,708
Unitil Corp.	1,161	38,336
Westar Energy Inc.	10,333	353,595
Xcel Energy Inc.	39,609	1,274,618

		26,001,850
ELECTRICAL EQUIPMENT — 0.52%
Babcock & Wilcox Co. (The)	6,696	219,629
Eaton Corp. PLC	36,498	2,463,250
Emerson Electric Co.	16,193	897,578
Encore Wire Corp.	428	18,956
EnerSys	2,540	178,537
Franklin Electric Co. Inc.	268	8,664
FuelCell Energy Inc.[a]	11,231	10,972
General Cable Corp.	325	6,412
GrafTech International Ltd.[a]	9,812	48,667
Hubbell Inc. Class B	3,924	424,891
LSI Industries Inc.	1,672	15,616
Plug Power Inc.[a,b]	5,489	13,448
Powell Industries Inc.	821	28,875
PowerSecure International Inc.[a,b]	1,838	27,129
Preformed Line Products Co.	164	6,186
Regal Beloit Corp.	3,316	240,708
Thermon Group Holdings Inc.[a]	2,052	49,392
Vicor Corp.[a]	563	6,863

		4,665,773
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.75%
Agilysys Inc.[a]	1,115	10,236
Anixter International Inc.[a]	2,189	142,613
Arrow Electronics Inc.[a]	7,476	417,161
Avnet Inc.	10,550	433,711
AVX Corp.	4,001	53,853
Benchmark Electronics Inc.[a]	4,094	89,167
Checkpoint Systems Inc.	3,378	34,388
Coherent Inc.[a]	1,700	107,916
Control4 Corp.[a]	1,329	11,815
Corning Inc.	98,210	1,937,683
CTS Corp.	2,855	55,016
Daktronics Inc.	2,137	25,345
Dolby Laboratories Inc. Class A	4,107	162,966
DTS Inc./CAa	163	4,970
Electro Rent Corp.	1,595	17,322
Fabrinet[a]	3,076	57,613
FARO Technologies Inc.[a,b]	991	46,280
FLIR Systems Inc.	3,988	122,910
GSI Group Inc.[a,b]	2,416	36,312
II-VI Inc.[a]	4,402	83,550
Ingram Micro Inc. Class Aa	11,527	288,521
Insight Enterprises Inc.[a]	3,029	90,597
Itron Inc.[a]	3,004	103,458
Jabil Circuit Inc.	12,324	262,378
Keysight Technologies Inc.[a]	2,100	65,499
Kimball Electronics Inc.[a]	2,443	35,643
Knowles Corp.[a,b]	6,650	120,365
Littelfuse Inc.	291	27,613
Mercury Systems Inc.[a]	2,683	39,279
Multi-Fineline Electronix Inc.[a]	1,017	22,232
National Instruments Corp.	6,765	199,297
Newport Corp.[a]	1,944	36,858
OSI Systems Inc.[a]	1,152	81,550

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Park Electrochemical Corp.	1,718	$32,917
PC Connection Inc.	820	20,287
Plexus Corp.[a]	1,633	71,656
Rofin-Sinar Technologies Inc.[a]	1,939	53,516
Rogers Corp.[a]	998	66,008
Sanmina Corp.[a]	6,456	130,153
ScanSource Inc.[a]	2,236	85,102
SYNNEX Corp.	2,167	158,603
Tech Data Corp.[a,b]	2,863	164,794
Trimble Navigation Ltd.[a]	19,084	447,711
TTM Technologies Inc.[a]	4,718	47,133
Vishay Intertechnology Inc.	10,583	123,609
Vishay Precision Group Inc.[a]	1,011	15,226

		6,640,832
ENERGY EQUIPMENT & SERVICES — 2.34%
Atwood Oceanics Inc.	4,949	130,852
Baker Hughes Inc.	33,965	2,095,640
Basic Energy Services Inc.[a]	2,955	22,310
Bristow Group Inc.	2,722	145,083
C&J Energy Services Ltd.[a,b]	4,201	55,453
Cameron International Corp.[a]	14,907	780,680
CARBO Ceramics Inc.	1,473	61,321
Diamond Offshore Drilling Inc.[b]	5,017	129,489
Dril-Quip Inc.[a]	3,008	226,352
Ensco PLC Class A	18,184	404,958
Era Group Inc.[a]	1,721	35,246
Exterran Holdings Inc.	5,257	171,641
FMC Technologies Inc.[a]	6,234	258,649
FMSA Holdings Inc.[a,b]	1,405	11,507
Forum Energy Technologies Inc.[a]	4,507	91,402
Frank’s International NV	2,545	47,948
Geospace Technologies Corp.[a,b]	999	23,027
Gulfmark Offshore Inc. Class Ab	2,288	26,541
Halliburton Co.	66,424	2,860,882
Helix Energy Solutions Group Inc.[a]	8,276	104,526
Helmerich & Payne Inc.	7,497	527,939
Hornbeck Offshore Services Inc.[a,b]	2,500	51,325
Independence Contract Drilling Inc.[a]	575	5,100
ION Geophysical Corp.[a,b]	8,964	9,591
Key Energy Services Inc.[a]	11,330	20,394
Matrix Service Co.[a]	1,946	35,573
McDermott International Inc.[a,b]	18,644	99,559
Nabors Industries Ltd.	25,621	369,711
National Oilwell Varco Inc.	30,307	1,463,222
Natural Gas Services Group Inc.[a]	1,012	23,094
Newpark Resources Inc.[a]	7,246	58,910
Noble Corp. PLC	18,725	288,178
Nordic American Offshore Ltd.[a]	887	7,220
North Atlantic Drilling Ltd.[b]	4,548	5,412
Oceaneering International Inc.	6,309	293,936
Oil States International Inc.[a]	4,022	149,739
Parker Drilling Co.[a]	11,185	37,134
Patterson-UTI Energy Inc.	11,328	213,136
PHI Inc.[a]	977	29,329
Pioneer Energy Services Corp.[a,b]	4,595	29,132
Rowan Companies PLC Class A	9,749	205,801
RPC Inc.	3,734	51,641
Schlumberger Ltd.	87,178	7,513,872
SEACOR Holdings Inc.[a]	1,426	101,160
Seadrill Ltd.[b]	28,941	299,250
Seventy Seven Energy Inc.[a,b]	4,642	19,914

Security	Shares	Value

Superior Energy Services Inc.	11,756	$247,346
Tesco Corp.	2,551	27,806
TETRA Technologies Inc.[a]	6,515	41,566
Tidewater Inc.[b]	3,675	83,533
Unit Corp.[a,b]	3,991	108,236
Weatherford International PLC[a]	60,325	740,188

		20,841,454
FOOD & STAPLES RETAILING — 1.83%
Andersons Inc. (The)	2,155	84,045
CVS Health Corp.	6,436	675,008
Fairway Group Holdings Corp.[a]	1,074	3,823
Ingles Markets Inc. Class A	894	42,706
Rite Aid Corp.[a]	31,056	259,318
Smart & Final Stores Inc.[a]	1,750	31,273
SpartanNash Co.	2,939	95,635
SUPERVALU Inc.[a]	20,137	162,908
Sysco Corp.	31,747	1,146,067
United Natural Foods Inc.[a]	267	17,003
Village Super Market Inc. Class A	719	22,785
Wal-Mart Stores Inc.	123,425	8,754,535
Walgreens Boots Alliance Inc.	57,002	4,813,249
Weis Markets Inc.	962	40,548
Whole Foods Market Inc.	2,352	92,763

		16,241,666
FOOD PRODUCTS — 1.63%
Alico Inc.	315	14,288
Arcadia Biosciences Inc.[a]	400	2,548
Archer-Daniels-Midland Co.	48,607	2,343,830
B&G Foods Inc.	394	11,241
Boulder Brands Inc.[a,b]	278	1,929
Bunge Ltd.	11,221	985,204
Campbell Soup Co.	5,536	263,790
ConAgra Foods Inc.	28,831	1,260,491
Darling Ingredients Inc.[a]	12,731	186,636
Dean Foods Co.	3,981	64,373
Diamond Foods Inc.[a]	109	3,420
Flowers Foods Inc.	1,358	28,722
Fresh Del Monte Produce Inc.	2,604	100,671
Ingredion Inc.	4,884	389,792
JM Smucker Co. (The)	9,326	1,011,032
John B Sanfilippo & Son Inc.	485	25,172
Kellogg Co.	1,953	122,453
Lancaster Colony Corp.	581	52,784
Landec Corp.[a]	2,254	32,525
Mondelez International Inc. Class A	127,100	5,228,894
Omega Protein Corp.[a]	1,848	25,410
Pilgrim’s Pride Corp.[b]	4,698	107,913
Pinnacle Foods Inc.	9,051	412,183
Post Holdings Inc.[a]	4,285	231,090
Sanderson Farms Inc.[b]	1,717	129,050
Seaboard Corp.[a,b]	21	75,579
Seneca Foods Corp. Class Aa	678	18,828
Snyder’s-Lance Inc.	4,088	131,920
Tootsie Roll Industries Inc.[b]	855	27,625
TreeHouse Foods Inc.[a,b]	3,316	268,695
Tyson Foods Inc. Class A	21,857	931,764

		14,489,852

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

GAS UTILITIES — 0.39%
AGL Resources Inc.	9,371	$436,314
Atmos Energy Corp.	7,893	404,753
Chesapeake Utilities Corp.	1,236	66,559
Laclede Group Inc. (The)	3,385	176,223
National Fuel Gas Co.	6,596	388,438
New Jersey Resources Corp.	6,687	184,227
Northwest Natural Gas Co.	2,136	90,096
ONE Gas Inc.	4,110	174,922
Piedmont Natural Gas Co. Inc.	6,156	217,368
Questar Corp.	13,730	287,094
South Jersey Industries Inc.	5,666	140,120
Southwest Gas Corp.	3,660	194,749
UGI Corp.	13,479	464,352
WGL Holdings Inc.	3,886	210,971

		3,436,186
HEALTH CARE EQUIPMENT & SUPPLIES — 2.52%
Abbott Laboratories	116,328	5,709,378
Alere Inc.[a]	2,381	125,598
Analogic Corp.	884	69,748
AngioDynamics Inc.[a]	2,122	34,801
Anika Therapeutics Inc.[a]	261	8,621
AtriCure Inc.[a]	684	16,854
Baxter International Inc.	15,485	1,082,866
Boston Scientific Corp.[a]	96,586	1,709,572
Cardiovascular Systems Inc.[a]	126	3,333
Cerus Corp.[a]	1,140	5,917
CONMED Corp.	2,156	125,630
Cooper Companies Inc. (The)	1,185	210,894
CryoLife Inc.	2,159	24,354
Cutera Inc.[a]	368	5,697
Cynosure Inc. Class Aa	261	10,069
DENTSPLY International Inc.	8,128	418,998
Entellus Medical Inc.[a]	185	4,786
Exactech Inc.[a]	1,022	21,288
Greatbatch Inc.[a]	1,994	107,517
Haemonetics Corp.[a]	2,108	87,187
Halyard Health Inc.[a]	3,571	144,626
Hill-Rom Holdings Inc.	359	19,504
ICU Medical Inc.[a]	394	37,690
Integra LifeSciences Holdings Corp.[a,b]	1,117	75,252
Invacare Corp.	2,683	58,033
LeMaitre Vascular Inc.	592	7,140
Medtronic PLC	111,351	8,251,109
Meridian Bioscience Inc.	480	8,947
Merit Medical Systems Inc.[a]	3,440	74,098
OraSure Technologies Inc.[a]	4,807	25,910
Orthofix International NVa	1,690	55,973
Oxford Immunotec Global PLC[a]	82	1,136
Quidel Corp.[a]	1,213	27,838
Rockwell Medical Inc.[a,b]	662	10,671
RTI Surgical Inc.[a]	1,146	7,403
St. Jude Medical Inc.	9,543	697,307
Stryker Corp.	12,984	1,240,881
SurModics Inc.[a]	958	22,436
Teleflex Inc.	3,245	439,535
Tornier NVa	1,275	31,862
TransEnterix Inc.[a]	2,241	6,723
Unilife Corp.[a,b]	1,548	3,328
Wright Medical Group Inc.[a,b]	2,279	59,847
Zimmer Biomet Holdings Inc.	12,489	1,364,173

		22,454,530

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 1.82%
Aceto Corp.	611	$15,049
Addus HomeCare Corp.[a]	423	11,785
Aetna Inc.	20,573	2,622,235
Alliance HealthCare Services Inc.[a]	272	5,084
Almost Family Inc.[a]	698	27,857
Amedisys Inc.[a]	655	26,023
AmSurg Corp.[a]	2,848	199,218
Anthem Inc.	16,486	2,706,012
BioScrip Inc.[a],b	5,812	21,098
Brookdale Senior Living Inc.[a]	11,206	388,848
Cardinal Health Inc.	2,482	207,619
Catamaran Corp.[a]	7,010	428,171
Community Health Systems Inc.[a]	9,223	580,772
Cross Country Healthcare Inc.[a]	958	12,147
DaVita HealthCare Partners Inc.[a]	9,815	779,998
Ensign Group Inc. (The)	96	4,902
Express Scripts Holding Co.[a,b]	9,088	808,287
Five Star Quality Care Inc.[a]	4,417	21,202
Genesis Healthcare Inc.[a]	1,657	10,936
Hanger Inc.[a]	3,001	70,343
HCA Holdings Inc.[a]	23,097	2,095,360
Health Net Inc./CAa	5,033	322,716
Healthways Inc.[a,b]	2,282	27,338
Humana Inc.	866	165,649
IPC Healthcare Inc.[a]	596	33,012
Kindred Healthcare Inc.	6,470	131,276
Laboratory Corp. of America Holdings[a]	5,227	633,617
LHC Group Inc.[a]	954	36,491
LifePoint Health Inc.[a]	3,123	271,545
Magellan Health Inc.[a]	2,135	149,600
MEDNAX Inc.[a]	3,056	226,480
National Healthcare Corp.	856	55,631
National Research Corp. Class A	108	1,535
Omnicare Inc.	5,004	471,627
Owens & Minor Inc.	4,931	167,654
Patterson Companies Inc.	3,048	148,285
PharMerica Corp.[a]	2,501	83,283
Quest Diagnostics Inc.	11,223	813,892
Select Medical Holdings Corp.	422	6,836
Surgical Care Affiliates Inc.[a]	39	1,497
Triple-S Management Corp. Class Ba	1,887	48,420
Trupanion Inc.[a,b]	716	5,900
UnitedHealth Group Inc.	3,719	453,718
Universal American Corp./NYa	4,235	42,858
Universal Health Services Inc. Class B	5,883	835,974
VCA Inc.[a]	366	19,912

		16,197,692
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a]	9,682	132,450
MedAssets Inc.[a]	298	6,574
Vocera Communications Inc.[a]	757	8,667

		147,691

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 0.60%
Aramark	1,199	$37,133
Belmond Ltd.[a]	8,103	101,207
Biglari Holdings Inc.[a,b]	149	61,649
Bob Evans Farms Inc./DE	1,705	87,040
Bravo Brio Restaurant Group Inc.[a]	130	1,762
Caesars Acquisition Co. Class Aa,b	3,864	26,584
Caesars Entertainment Corp.[a,b]	3,807	23,299
Carnival Corp.	33,190	1,639,254
Carrols Restaurant Group Inc.[a,b]	725	7,540
Cracker Barrel Old Country Store Inc.	132	19,689
Darden Restaurants Inc.	7,873	559,613
Del Frisco’s Restaurant Group Inc.[a]	1,579	29,417
Denny’s Corp.[a]	2,183	25,345
DineEquity Inc.	89	8,819
Eldorado Resorts Inc.[a]	1,131	8,844
Empire Resorts Inc.[a,b]	1,711	8,709
Hyatt Hotels Corp. Class Aa	2,661	150,852
International Game Technology PLC[a]	2,261	40,155
International Speedway Corp. Class A	2,181	79,977
Intrawest Resorts Holdings Inc.[a]	975	11,330
Isle of Capri Casinos Inc.[a]	244	4,429
Kona Grill Inc.[a]	326	6,328
Marcus Corp. (The)	1,718	32,951
Marriott Vacations Worldwide Corp.	871	79,914
MGM Resorts International[a]	32,218	587,979
Monarch Casino & Resort Inc.[a]	684	14,063
Morgans Hotel Group Co.[a,b]	2,399	16,169
Noodles & Co.[a]	296	4,322
Norwegian Cruise Line Holdings Ltd.[a,b]	784	43,935
Penn National Gaming Inc.[a]	5,806	106,540
Royal Caribbean Cruises Ltd.	13,438	1,057,436
Ruby Tuesday Inc.[a,b]	5,418	33,971
Ruth’s Hospitality Group Inc.	1,037	16,716
Shake Shack Inc. Class Aa,b	109	6,569
Sonic Corp.	1,134	32,659
Speedway Motorsports Inc.	990	22,424
Wendy’s Co. (The)	21,273	239,959
Wynn Resorts Ltd.	703	69,365

		5,303,947
HOUSEHOLD DURABLES — 0.60%
Bassett Furniture Industries Inc.	328	9,318
Beazer Homes USA Inc.[a]	2,016	40,219
Cavco Industries Inc.[a]	119	8,977
Century Communities Inc.[a]	972	19,566
CSS Industries Inc.	840	25,410
DR Horton Inc.	15,031	411,248
Ethan Allen Interiors Inc.	2,140	56,368
Flexsteel Industries Inc.	406	17,495
Garmin Ltd.	9,255	406,572
Green Brick Partners Inc.[a]	877	9,603
Helen of Troy Ltd.[a]	1,316	128,297
Hooker Furniture Corp.	681	17,100
Hovnanian Enterprises Inc. Class Aa,b	9,912	26,366
iRobot Corp.[a]	1,809	57,671
KB Home	6,221	103,269
La-Z-Boy Inc.	2,360	62,162
Lennar Corp. Class A	8,262	421,693
Lennar Corp. Class B	398	17,162
LGI Homes Inc.[a]	787	15,567
Libbey Inc.	125	5,166
Lifetime Brands Inc.	820	12,111
M/I Homes Inc.[a,b]	1,575	38,855

Security	Shares	Value

MDC Holdings Inc.	1,984	$59,461
Meritage Homes Corp.[a,b]	2,891	136,137
Mohawk Industries Inc.[a]	1,437	274,323
NACCO Industries Inc. Class A	442	26,856
New Home Co. Inc. (The)[a]	994	17,127
Newell Rubbermaid Inc.	10,349	425,447
PulteGroup Inc.	28,489	574,053
Ryland Group Inc. (The)	2,380	110,361
Skullcandy Inc.[a]	1,558	11,950
Standard Pacific Corp.[a]	11,431	101,850
Taylor Morrison Home Corp. Class Aa	2,742	55,827
Toll Brothers Inc.[a]	8,934	341,189
TRI Pointe Homes Inc.[a]	11,967	183,095
Tupperware Brands Corp.	170	10,972
Universal Electronics Inc.[a]	180	8,971
WCI Communities Inc.[a]	1,266	30,878
Whirlpool Corp.	5,678	982,578
William Lyon Homes Class Aa	1,294	33,217
ZAGG Inc.[a]	129	1,022

		5,295,509
HOUSEHOLD PRODUCTS — 2.10%
Central Garden & Pet Co. Class Aa	3,066	34,983
Clorox Co. (The)	2,097	218,130
Colgate-Palmolive Co.	8,654	566,058
Energizer Holdings Inc.	4,859	639,202
HRG Group Inc.[a]	3,404	44,252
Kimberly-Clark Corp.	5,864	621,408
Oil-Dri Corp. of America	237	7,200
Orchids Paper Products Co.	272	6,547
Procter & Gamble Co. (The)	211,987	16,585,863

		18,723,643
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.31%
Abengoa Yield PLC	3,756	117,638
AES Corp./VA	53,324	707,076
Atlantic Power Corp.	10,523	32,411
Calpine Corp.[a]	25,719	462,685
Dynegy Inc.[a]	10,013	292,880
NRG Energy Inc.	26,059	596,230
NRG Yield Inc. Class A	2,582	56,778
NRG Yield Inc. Class Cb	2,588	56,651
Ormat Technologies Inc.	1,631	61,456
Pattern Energy Group Inc.	3,952	112,158
Talen Energy Corp.[a]	6,520	111,883
TerraForm Power Inc.	3,720	141,286
Vivint Solar Inc.[a,b]	1,113	13,545

		2,762,677
INDUSTRIAL CONGLOMERATES — 2.87%
Carlisle Companies Inc.	3,977	398,177
Danaher Corp.	39,039	3,341,348
General Electric Co.	787,309	20,918,800
Raven Industries Inc.	2,468	50,175
Roper Technologies Inc.	4,831	833,154

		25,541,654

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

INSURANCE — 5.43%
ACE Ltd.	25,519	$2,594,772
Aflac Inc.	33,903	2,108,767
Alleghany Corp.[a]	1,250	585,950
Allied World Assurance Co. Holdings AG	7,458	322,335
Allstate Corp. (The)	31,959	2,073,180
Ambac Financial Group Inc.[a]	1,898	31,583
American Equity Investment Life Holding Co.	6,021	162,447
American Financial Group Inc./OH	5,364	348,875
American International Group Inc.	104,188	6,440,902
American National Insurance Co.	565	57,811
AMERISAFE Inc.	1,549	72,896
AmTrust Financial Services Inc.[b]	2,789	182,707
Arch Capital Group Ltd.[a,b]	9,691	648,909
Argo Group International Holdings Ltd.	2,183	121,593
Arthur J Gallagher & Co.	5,785	273,630
Aspen Insurance Holdings Ltd.	4,815	230,638
Assurant Inc.	5,307	355,569
Assured Guaranty Ltd.	11,791	282,866
Atlas Financial Holdings Inc.[a]	494	9,796
Axis Capital Holdings Ltd.	7,886	420,876
Baldwin & Lyons Inc. Class B	704	16,206
Brown & Brown Inc.	9,053	297,482
Chubb Corp. (The)	17,952	1,707,953
Cincinnati Financial Corp.	12,843	644,462
Citizens Inc./TXa,b	3,420	25,513
CNA Financial Corp.	2,240	85,590
CNO Financial Group Inc.	15,388	282,370
Crawford & Co. Class B	2,094	17,652
Donegal Group Inc. Class A	678	10,326
EMC Insurance Group Inc.	613	15,368
Employers Holdings Inc.	1,024	23,327
Endurance Specialty Holdings Ltd.	3,529	231,855
Enstar Group Ltd.[a]	724	112,184
Everest Re Group Ltd.	3,472	631,939
FBL Financial Group Inc. Class A	832	48,023
Federated National Holding Co.	996	24,103
Fidelity & Guaranty Life	878	20,747
First American Financial Corp.	8,470	315,169
FNF Group	21,914	810,599
Genworth Financial Inc. Class Aa	38,865	294,208
Global Indemnity PLC[a]	595	16,708
Greenlight Capital Re Ltd. Class Aa	2,442	71,233
Hallmark Financial Services Inc.[a]	1,133	12,894
Hanover Insurance Group Inc. (The)	3,455	255,774
Hartford Financial Services Group Inc. (The)	32,812	1,363,995
HCC Insurance Holdings Inc.	7,478	574,610
HCI Group Inc.	527	23,299
Heritage Insurance Holdings Inc.[a]	591	13,587
Horace Mann Educators Corp.	3,215	116,962
Independence Holding Co.	696	9,180
Infinity Property & Casualty Corp.	862	65,374
James River Group Holdings Ltd.	790	20,437
Kansas City Life Insurance Co.	394	18,010
Kemper Corp.	3,398	130,993
Lincoln National Corp.	19,771	1,170,839
Loews Corp.	24,326	936,794
Maiden Holdings Ltd.	3,478	54,883
Markel Corp.[a]	978	783,065
Marsh & McLennan Companies Inc.	16,776	951,199
MBIA Inc.[a]	12,358	74,272
Meadowbrook Insurance Group Inc.	3,944	33,918
Mercury General Corp.	1,223	68,060
MetLife Inc.	73,197	4,098,300
Montpelier Re Holdings Ltd.	2,826	111,627

Security	Shares	Value

National General Holdings Corp.	2,497	$52,013
National Interstate Corp.	545	14,889
National Western Life Insurance Co. Class A	188	45,024
Navigators Group Inc. (The)[a]	874	67,787
Old Republic International Corp.	20,407	318,961
OneBeacon Insurance Group Ltd. Class A	1,850	26,843
PartnerRe Ltd.	3,730	479,305
Primerica Inc.	4,013	183,354
Principal Financial Group Inc.	23,003	1,179,824
ProAssurance Corp.	4,299	198,657
Progressive Corp. (The)	45,845	1,275,866
Prudential Financial Inc.	35,396	3,097,858
Reinsurance Group of America Inc.	5,145	488,106
RenaissanceRe Holdings Ltd.[b]	3,598	365,233
RLI Corp.	3,375	173,441
Safety Insurance Group Inc.	1,071	61,807
Selective Insurance Group Inc.	4,723	132,480
StanCorp Financial Group Inc.	3,298	249,362
State Auto Financial Corp.	1,530	36,643
State National Companies Inc.	1,694	18,346
Stewart Information Services Corp.	1,965	78,207
Symetra Financial Corp.	5,868	141,830
Third Point Reinsurance Ltd.[a]	5,957	87,866
Torchmark Corp.	9,854	573,700
Travelers Companies Inc. (The)	24,902	2,407,027
United Fire Group Inc.	1,675	54,873
United Insurance Holdings Corp.	1,168	18,151
Unum Group	19,496	696,982
Validus Holdings Ltd.	6,609	290,730
White Mountains Insurance Group Ltd.	468	306,512
WR Berkley Corp.	7,597	394,512
XL Group PLC	23,960	891,312

		48,324,692
INTERNET & CATALOG RETAIL — 0.10%
EVINE Live Inc.[a]	2,964	7,973
FTD Companies Inc.[a,b]	1,378	38,846
Lands’ End Inc.[a,b]	1,342	33,322
Liberty Interactive Corp. QVC Group Series Aa	21,204	588,411
Liberty TripAdvisor Holdings Inc. Class Aa	4,062	130,878
Shutterfly Inc.[a,b]	1,069	51,109
Travelport Worldwide Ltd.[b]	2,220	30,591

		881,130
INTERNET SOFTWARE & SERVICES — 0.43%
Actua Corp.[a]	3,524	50,252
Amber Road Inc.[a]	45	316
Bankrate Inc.[a,b]	5,211	54,663
Bazaarvoice Inc.[a]	3,110	18,318
Blucora Inc.[a]	3,585	57,898
Brightcove Inc.[a]	158	1,084
Care.com Inc.[a]	1,427	8,448
Dealertrack Technologies Inc.[a]	2,907	182,531
DHI Group Inc.[a]	2,182	19,398
Everyday Health Inc.[a]	38	486
HomeAway Inc.[a,b]	4,950	154,044
IntraLinks Holdings Inc.[a]	2,168	25,821
Limelight Networks Inc.[a]	5,092	20,062
Liquidity Services Inc.[a]	2,251	21,677
Marchex Inc. Class B	2,020	9,999
Marin Software Inc.[a]	1,648	11,108

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Millennial Media Inc.[a]	6,349	$10,285
Monster Worldwide Inc.[a,b]	8,334	54,504
QuinStreet Inc.[a]	2,719	17,538
RealNetworks Inc.[a]	1,829	9,895
Reis Inc.	238	5,279
RetailMeNot Inc.[a]	2,686	47,891
Rocket Fuel Inc.[a]	1,762	14,448
SciQuest Inc.[a]	747	11,063
TechTarget Inc.[a,b]	1,295	11,564
United Online Inc.[a]	976	15,294
Yahoo! Inc.[a]	73,328	2,881,057
Zillow Group Inc. Class Aa	1,352	117,273

		3,832,196
IT SERVICES — 1.16%
6D Global Technologies Inc.	798	5,219
Acxiom Corp.[a]	6,575	115,588
Amdocs Ltd.	12,081	659,502
Automatic Data Processing Inc.	7,196	577,335
Black Knight Financial Services Inc. Class Aa	199	6,143
Booz Allen Hamilton Holding Corp.	314	7,925
CACI International Inc. Class Aa	1,889	152,801
Cass Information Systems Inc.	344	19,340
CIBER Inc.[a]	6,115	21,097
Computer Sciences Corp.	10,843	711,735
Convergys Corp.	7,722	196,834
CoreLogic Inc./U.S.[a]	3,884	154,156
Datalink Corp.[a]	1,602	14,322
DST Systems Inc.	630	79,367
ExlService Holdings Inc.[a]	322	11,135
Fidelity National Information Services Inc.	12,603	778,865
Global Cash Access Holdings Inc.[a]	5,696	44,087
International Business Machines Corp.	31,558	5,133,224
Leidos Holdings Inc.	4,765	192,363
ManTech International Corp./VA Class A	1,967	57,043
ModusLink Global Solutions Inc.[a,b]	3,834	13,036
MoneyGram International Inc.[a]	2,448	22,497
NeuStar Inc. Class Aa	373	10,895
Paychex Inc.	3,119	146,219
Perficient Inc.[a]	1,022	19,663
PFSweb Inc.[a]	65	901
ServiceSource International Inc.[a,b]	1,910	10,448
Sykes Enterprises Inc.[a]	3,348	81,189
TeleTech Holdings Inc.	574	15,544
Teradata Corp.[a,b]	2,847	105,339
Unisys Corp.[a,b]	1,731	34,603
Xerox Corp.	86,260	917,806

		10,316,221
LEISURE PRODUCTS — 0.15%
Arctic Cat Inc.	705	23,413
Black Diamond Inc.[a]	1,965	18,157
Brunswick Corp./DE	1,905	96,888
Callaway Golf Co.	6,527	58,351
Escalade Inc.	738	13,572
Hasbro Inc.	1,661	124,226
JAKKS Pacific Inc.[a,b]	1,708	16,892
Johnson Outdoors Inc. Class A	563	13,259
Mattel Inc.	26,336	676,572
Performance Sports Group Ltd.[a]	3,156	56,808

Security	Shares	Value

Vista Outdoor Inc.[a]	4,342	$194,956

		1,293,094
LIFE SCIENCES TOOLS & SERVICES — 0.57%
Affymetrix Inc.[a,b]	4,703	51,357
Agilent Technologies Inc.	25,953	1,001,267
Bio-Rad Laboratories Inc. Class Aa,b	1,614	243,085
Bio-Techne Corp.	1,702	167,596
Harvard Bioscience Inc.[a]	2,142	12,209
Luminex Corp.[a]	2,981	51,452
PerkinElmer Inc.	7,474	393,431
QIAGEN NVa	18,130	449,443
Quintiles Transnational Holdings Inc.[a]	328	23,816
Thermo Fisher Scientific Inc.	20,621	2,675,781
VWR Corp.[a]	1,173	31,354

		5,100,791
MACHINERY — 1.94%
Accuride Corp.[a]	250	963
Actuant Corp. Class A	4,654	107,461
AGCO Corp.	5,927	336,535
Alamo Group Inc.	718	39,232
Albany International Corp. Class A	1,909	75,978
Allison Transmission Holdings Inc.	6,325	185,069
Altra Industrial Motion Corp.	322	8,752
American Railcar Industries Inc.	494	24,028
Astec Industries Inc.	1,684	70,425
Barnes Group Inc.	4,281	166,916
Briggs & Stratton Corp.	3,485	67,121
Caterpillar Inc.	38,960	3,304,587
Chart Industries Inc.[a]	2,311	82,618
CIRCOR International Inc.	1,290	70,344
CLARCOR Inc.	252	15,684
Colfax Corp.[a]	7,790	359,508
Columbus McKinnon Corp./NY	1,592	39,800
Crane Co.	3,715	218,182
Cummins Inc.	3,607	473,202
Deere & Co.	21,392	2,076,094
Donaldson Co. Inc.	990	35,442
Douglas Dynamics Inc.	1,196	25,690
Dover Corp.	12,494	876,829
EnPro Industries Inc.	672	38,452
ESCO Technologies Inc.	2,268	84,846
ExOne Co. (The)[a]	701	7,781
Federal Signal Corp.	5,376	80,156
Flowserve Corp.	5,559	292,737
FreightCar America Inc.	488	10,189
Global Brass & Copper Holdings Inc.	553	9,407
Gorman-Rupp Co. (The)	1,052	29,540
Graham Corp.	659	13,503
Hurco Companies Inc.	553	19,145
Hyster-Yale Materials Handling Inc.	494	34,224
IDEX Corp.	600	47,148
Ingersoll-Rand PLC	19,237	1,296,959
ITT Corp.	6,905	288,905
Joy Global Inc.	7,609	275,446
Kadant Inc.	718	33,890
Kennametal Inc.	6,194	211,339
LB Foster Co. Class A	823	28,484
Lincoln Electric Holdings Inc.	467	28,436
Lindsay Corp.[b]	158	13,890

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Lydall Inc.[a]	795	$23,500
Manitowoc Co. Inc. (The)	10,504	205,878
Meritor Inc.[a]	3,983	52,257
Miller Industries Inc./TN	991	19,770
Mueller Industries Inc.	1,684	58,468
Navistar International Corp.[a,b]	3,855	87,239
Oshkosh Corp.	6,111	258,984
PACCAR Inc.	2,563	163,545
Parker-Hannifin Corp.	5,905	686,929
Pentair PLC	14,037	965,044
SPX Corp.	3,206	232,082
Standex International Corp.	303	24,219
Stanley Black & Decker Inc.	10,907	1,147,853
Tennant Co.	99	6,469
Terex Corp.	8,212	190,929
Timken Co. (The)	6,266	229,148
Titan International Inc.	3,730	40,060
TriMas Corp.[a,b]	3,230	95,608
Trinity Industries Inc.	12,011	317,451
Twin Disc Inc.	674	12,563
Valmont Industries Inc.	1,741	206,953
Watts Water Technologies Inc. Class A	2,272	117,803
Woodward Inc.	1,582	86,994
Xylem Inc./NY	14,099	522,650

		17,257,333
MARINE — 0.05%
Eagle Bulk Shipping Inc.[a]	1,361	9,486
Golden Ocean Group Ltd.[b]	5,340	20,559
Kirby Corp.[a]	4,325	331,554
Matson Inc.	485	20,389
Navios Maritime Holdings Inc.	6,779	25,218
Safe Bulkers Inc.	3,272	10,536
Scorpio Bulkers Inc.[a,b]	11,517	18,773
Ultrapetrol Bahamas Ltd.[a]	1,844	2,084

		438,599
MEDIA — 1.29%
AMC Entertainment Holdings Inc. Class A	1,538	47,186
Cablevision Systems Corp. Class A	13,435	321,634
Carmike Cinemas Inc.[a]	1,713	45,463
Central European Media Enterprises Ltd. Class Aa,b	1,561	3,403
Clear Channel Outdoor Holdings Inc. Class A	1,857	18,811
Comcast Corp. Class A	16,090	967,653
Comcast Corp. Class A Special NVS	2,845	170,529
Crown Media Holdings Inc. Class Aa	521	2,355
Cumulus Media Inc. Class Aa,b	9,900	20,097
Daily Journal Corp.[a,b]	115	22,599
Discovery Communications Inc. Class Aa	1,015	33,759
Discovery Communications Inc. Class C NVS[a]	1,844	57,311
DISH Network Corp. Class Aa	5,522	373,895
DreamWorks Animation SKG Inc. Class Aa,b	5,935	156,565
Entercom Communications Corp. Class Aa	2,005	22,897
Entravision Communications Corp. Class A	274	2,255
Eros International PLC[a]	2,099	52,727
EW Scripps Co. (The) Class A	1,663	38,000
Gannett Co. Inc.[a]	8,863	123,993
Harte-Hanks Inc.	4,889	29,138
Hemisphere Media Group Inc.[a,b]	1,134	13,495
John Wiley & Sons Inc. Class A	3,618	196,711
Journal Media Group Inc.[b]	1,426	11,821

Security	Shares	Value

Liberty Broadband Corp. Class Aa,b	2,007	$102,297
Liberty Broadband Corp. Class Ca	5,313	271,813
Liberty Media Corp. Class Aa	8,194	295,312
Liberty Media Corp. Class Ca	15,669	562,517
Martha Stewart Living Omnimedia Inc. Class Aa	621	3,875
MDC Partners Inc. Class A	2,643	52,067
Media General Inc.[a]	7,490	123,735
Meredith Corp.	2,871	149,723
National CineMedia Inc.	3,612	57,647
New Media Investment Group Inc.	3,889	69,730
New York Times Co. (The) Class A	8,596	117,335
News Corp. Class Aa	29,971	437,277
News Corp. Class Ba	9,259	131,848
Reading International Inc. Class Aa	1,420	19,667
Rentrak Corp.[a,b]	95	6,631
Saga Communications Inc. Class A	174	6,586
Scholastic Corp.	2,225	98,189
SFX Entertainment Inc.[a,b]	3,710	16,658
Sizmek Inc.[a]	2,290	16,259
TEGNA Inc.	17,726	568,473
Thomson Reuters Corp.	25,758	980,607
Time Inc.	8,558	196,920
Time Warner Inc.	31,250	2,731,562
Townsquare Media Inc. Class Aa	299	4,060
Tribune Media Co.	6,251	333,741
Tribune Publishing Co.	557	8,656
Twenty-First Century Fox Inc. Class A	31,774	1,034,085
Twenty-First Century Fox Inc. Class B	12,123	390,603

		11,520,170
METALS & MINING — 0.86%
AK Steel Holding Corp.[a,b]	15,204	58,839
Alcoa Inc.	95,514	1,064,981
Allegheny Technologies Inc.	8,534	257,727
Carpenter Technology Corp.	3,938	152,322
Century Aluminum Co.[a,b]	4,285	44,693
Cliffs Natural Resources Inc.[b]	13,312	57,641
Coeur Mining Inc.[a,b]	10,149	57,951
Commercial Metals Co.	9,043	145,411
Freeport-McMoRan Inc.	81,267	1,513,192
Gerber Scientific Inc. Escrow[a]	1,091	11
Handy & Harman Ltd.[a]	428	14,830
Haynes International Inc.	1,031	50,849
Hecla Mining Co.	28,938	76,107
Horsehead Holding Corp.[a,b]	4,492	52,646
Kaiser Aluminum Corp.	893	74,190
Materion Corp.	1,504	53,016
Newmont Mining Corp.	39,057	912,372
Nucor Corp.	24,936	1,098,930
Olympic Steel Inc.	744	12,975
Real Industry Inc.[a]	684	7,763
Reliance Steel & Aluminum Co.	5,805	351,086
Royal Gold Inc.	4,796	295,386
RTI International Metals Inc.[a]	2,402	75,711
Ryerson Holding Corp.[a]	756	6,880
Schnitzer Steel Industries Inc. Class A	2,122	37,071
Southern Copper Corp.	5,914	173,931
Steel Dynamics Inc.	16,797	347,950
Stillwater Mining Co.[a,b]	6,171	71,522
SunCoke Energy Inc.	1,841	23,933
Tahoe Resources Inc.	10,924	132,508
TimkenSteel Corp.	3,262	88,041

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

U.S. Steel Corp.	11,383	$234,717
Worthington Industries Inc.	2,800	84,168

		7,629,350
MULTI-UTILITIES — 1.95%
Alliant Energy Corp.	8,828	509,552
Ameren Corp.	18,959	714,375
Avista Corp.	4,866	149,143
Black Hills Corp.	3,502	152,862
CenterPoint Energy Inc.	33,615	639,693
CMS Energy Corp.	21,628	688,636
Consolidated Edison Inc.	22,885	1,324,584
Dominion Resources Inc./VA	44,054	2,945,891
DTE Energy Co.	14,012	1,045,856
MDU Resources Group Inc.	15,219	297,227
NiSource Inc.	24,799	1,130,586
NorthWestern Corp.	3,676	179,205
PG&E Corp.	37,504	1,841,446
Public Service Enterprise Group Inc.	39,527	1,552,621
SCANA Corp.	11,167	565,609
Sempra Energy	19,345	1,913,994
TECO Energy Inc.	18,372	324,450
Vectren Corp.	6,456	248,427
WEC Energy Group Inc.	24,668	1,109,308

		17,333,465
MULTILINE RETAIL — 0.65%
Burlington Stores Inc.[a]	562	28,774
Dillard’s Inc. Class A	1,618	170,197
Family Dollar Stores Inc.	449	35,386
Fred’s Inc. Class A	3,100	59,799
JC Penney Co. Inc.[a]	23,841	201,933
Kohl’s Corp.	15,846	992,118
Macy’s Inc.	7,408	499,818
Sears Holdings Corp.[a,b]	845	22,562
Target Corp.	45,749	3,734,491
Tuesday Morning Corp.[a]	706	7,953

		5,753,031
OIL, GAS & CONSUMABLE FUELS — 11.13%
Abraxas Petroleum Corp.[a]	6,444	19,010
Adams Resources & Energy Inc.	159	7,091
Alon USA Energy Inc.	2,443	46,173
Anadarko Petroleum Corp.	39,689	3,098,123
Antero Resources Corp.[a]	5,371	184,440
Apache Corp.	29,465	1,698,068
Approach Resources Inc.[a,b]	1,942	13,303
Ardmore Shipping Corp.	1,522	18,431
Bill Barrett Corp.[a,b]	4,256	36,559
Bonanza Creek Energy Inc.[a]	3,744	68,328
California Resources Corp.	24,569	148,397
Callon Petroleum Co.[a,b]	6,008	49,987
Carrizo Oil & Gas Inc.[a]	3,756	184,945
Cheniere Energy Inc.[a]	18,447	1,277,639
Chesapeake Energy Corp.	45,596	509,307
Chevron Corp.	146,936	14,174,916
Cimarex Energy Co.	7,367	812,654
Clayton Williams Energy Inc.[a]	424	27,878
Clean Energy Fuels Corp.[a,b]	5,149	28,937
Cloud Peak Energy Inc.[a,b]	5,108	23,803

Security	Shares	Value

Cobalt International Energy Inc.[a]	28,390	$275,667
Concho Resources Inc.[a]	9,355	1,065,160
ConocoPhillips	96,340	5,916,239
CONSOL Energy Inc.	17,880	388,711
Contango Oil & Gas Co.[a]	1,463	17,951
Continental Resources Inc./OKa	4,433	187,915
CVR Energy Inc.	756	28,456
Delek U.S. Holdings Inc.	2,003	73,751
Denbury Resources Inc.[b]	27,890	177,380
Devon Energy Corp.	32,122	1,910,938
DHT Holdings Inc.	7,947	61,748
Diamondback Energy Inc.[a]	4,889	368,533
Dorian LPG Ltd.[a]	1,780	29,690
Earthstone Energy Inc.[a]	102	1,992
Eclipse Resources Corp.[a,b]	3,262	17,158
Energen Corp.	5,711	390,061
Energy Fuels Inc./Canada[a]	1,800	8,010
Energy XXI Ltd.[b]	8,060	21,198
EOG Resources Inc.	39,173	3,429,596
EP Energy Corp. Class Aa,b	2,822	35,924
EQT Corp.	11,872	965,669
Erin Energy Corp.	936	3,660
EXCO Resources Inc.[b]	9,631	11,365
Exxon Mobil Corp.	326,828	27,192,090
Frontline Ltd./Bermuda[a]	6,653	16,233
GasLog Ltd.[b]	3,267	65,177
Gastar Exploration Inc.[a]	5,533	17,097
Golar LNG Ltd.[b]	6,971	326,243
Green Plains Inc.	2,871	79,096
Gulfport Energy Corp.[a]	7,487	301,352
Halcon Resources Corp.[a,b]	29,623	34,363
Hallador Energy Co.	1,389	11,584
Hess Corp.	19,701	1,317,603
HollyFrontier Corp.	12,947	552,707
Jones Energy Inc. Class Aa	1,973	17,856
Kinder Morgan Inc./DE	139,452	5,353,562
Kosmos Energy Ltd.[a]	12,008	101,227
Laredo Petroleum Inc.[a,b]	9,424	118,554
Marathon Oil Corp.	52,739	1,399,693
Marathon Petroleum Corp.	39,214	2,051,284
Matador Resources Co.[a,b]	2,315	57,875
Murphy Oil Corp.	13,906	578,072
Navios Maritime Acquisition Corp.	6,912	24,814
Newfield Exploration Co.[a]	12,721	459,483
Noble Energy Inc.	30,266	1,291,753
Nordic American Tankers Ltd.[b]	6,968	99,155
Northern Oil and Gas Inc.[a,b]	5,518	37,357
Oasis Petroleum Inc.[a]	10,710	169,754
Occidental Petroleum Corp.	60,019	4,667,678
ONEOK Inc.	8,903	351,490
Pacific Ethanol Inc.[a,b]	2,087	21,538
Panhandle Oil and Gas Inc. Class A	560	11,586
Par Petroleum Corp.[a]	115	2,153
Parsley Energy Inc. Class Aa	4,062	70,760
PBF Energy Inc.	6,629	188,396
PDC Energy Inc.[a,b]	3,129	167,840
Peabody Energy Corp.[b]	23,682	51,864
Penn Virginia Corp.[a,b]	5,965	26,127
PetroCorp Inc. Escrow[a]	190	—
Phillips 66	42,288	3,406,721
Pioneer Natural Resources Co.	11,647	1,615,322
QEP Resources Inc.	13,526	250,366
Range Resources Corp.	12,287	606,732

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Renewable Energy Group Inc.[a,b]	2,934	$33,917
REX American Resources Corp.[a,b]	474	30,165
Rex Energy Corp.[a]	3,261	18,229
Ring Energy Inc.[a]	1,391	15,565
Rosetta Resources Inc.[a]	5,825	134,791
RSP Permian Inc.[a]	4,185	117,640
Sanchez Energy Corp.[a,b]	3,853	37,759
SandRidge Energy Inc.[a,b]	42,613	37,372
Scorpio Tankers Inc.	13,973	140,988
Ship Finance International Ltd.[b]	5,015	81,845
SM Energy Co.	5,215	240,516
Southwestern Energy Co.[a]	29,933	680,377
Spectra Energy Corp.	52,456	1,710,066
Stone Energy Corp.[a,b]	4,850	61,062
Synergy Resources Corp.[a]	7,033	80,387
Targa Resources Corp.	2,212	197,355
Teekay Corp.	2,124	90,950
Teekay Tankers Ltd. Class A	7,158	47,314
Tesoro Corp.	9,202	776,741
TransAtlantic Petroleum Ltd.[a]	1,137	5,810
Triangle Petroleum Corp.[a,b]	2,849	14,302
Ultra Petroleum Corp.[a,b]	6,141	76,885
Valero Energy Corp.	39,698	2,485,095
W&T Offshore Inc.[b]	1,853	10,154
Westmoreland Coal Co.[a,b]	1,273	26,453
Whiting Petroleum Corp.[a]	15,875	533,400
World Fuel Services Corp.	4,620	221,529
WPX Energy Inc.[a,b]	15,998	196,455

		99,030,440
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	432	15,846
Domtar Corp.	4,977	206,048
International Paper Co.	1,644	78,238
Louisiana-Pacific Corp.[a]	890	15,156
Neenah Paper Inc.	698	41,154
PH Glatfelter Co.	3,259	71,665
Schweitzer-Mauduit International Inc.	1,960	78,165
Wausau Paper Corp.	160	1,469

		507,741
PERSONAL PRODUCTS — 0.06%
Avon Products Inc.	33,597	210,317
Elizabeth Arden Inc.[a,b]	2,226	31,743
Herbalife Ltd.[a]	793	43,686
Inter Parfums Inc.	1,008	34,202
Nature’s Sunshine Products Inc.	965	13,269
Nu Skin Enterprises Inc. Class A	3,564	167,971
Nutraceutical International Corp.[a]	820	20,287
Revlon Inc. Class Aa	862	31,644
Synutra International Inc.[a]	186	1,330

		554,449
PHARMACEUTICALS — 6.14%
Allergan PLC[a]	16,796	5,096,914
Amphastar Pharmaceuticals Inc.[a]	688	12,095
Aratana Therapeutics Inc.[a]	218	3,296
Assembly Biosciences Inc.[a]	69	1,329
Dermira Inc.[a]	618	10,846
Endo International PLC[a]	8,892	708,248

Security	Shares	Value

Endocyte Inc.[a]	2,428	$12,601
Hospira Inc.[a]	2,970	263,469
Johnson & Johnson	188,728	18,393,431
Mallinckrodt PLC[a]	5,517	649,461
Medicines Co. (The)[a]	4,574	130,862
Merck & Co. Inc.	195,590	11,134,939
Mylan NVa	4,954	336,179
Omeros Corp.[a,b]	178	3,202
Perrigo Co. PLC	9,315	1,721,692
Pfizer Inc.	481,146	16,132,825
Theravance Biopharma Inc.[a]	1,800	23,436
Theravance Inc.[b]	892	16,118

		54,650,943
PROFESSIONAL SERVICES — 0.30%
Acacia Research Corp.	4,266	37,413
CBIZ Inc.[a,b]	3,280	31,619
CDI Corp.	1,439	18,707
CRA International Inc.[a]	982	27,368
Dun & Bradstreet Corp. (The)	1,982	241,804
Exponent Inc.	102	4,568
Franklin Covey Co.[a]	745	15,116
FTI Consulting Inc.[a]	2,984	123,060
Heidrick & Struggles International Inc.	1,557	40,607
Hill International Inc.[a]	2,363	12,429
Huron Consulting Group Inc.[a,b]	1,589	111,373
ICF International Inc.[a]	1,687	58,809
IHS Inc. Class Aa	754	96,987
Kelly Services Inc. Class A	2,249	34,522
Korn/Ferry International	1,788	62,169
ManpowerGroup Inc.	6,112	546,291
Mistras Group Inc.[a]	473	8,978
Navigant Consulting Inc.[a]	4,285	63,718
Nielsen NV	8,885	397,781
Pendrell Corp.[a]	13,058	17,890
Resources Connection Inc.	2,393	38,503
RPX Corp.[a]	4,016	67,870
Towers Watson & Co. Class A	4,453	560,187
TriNet Group Inc.[a]	257	6,515
Volt Information Sciences Inc.[a]	272	2,641
VSE Corp.	315	16,856

		2,643,781
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.25%
Acadia Realty Trust	5,375	156,466
AG Mortgage Investment Trust Inc.	2,304	39,813
Agree Realty Corp.	1,658	48,364
Alexander’s Inc.	8	3,280
Alexandria Real Estate Equities Inc.	5,629	492,312
Altisource Residential Corp.	4,870	82,059
American Assets Trust Inc.	319	12,508
American Campus Communities Inc.	8,775	330,730
American Capital Agency Corp.	27,566	506,387
American Capital Mortgage Investment Corp.[b]	3,998	63,928
American Homes 4 Rent Class Ab	12,875	206,515
American Realty Capital Properties Inc.	70,728	575,019
American Residential Properties Inc.[a]	2,722	50,357
Annaly Capital Management Inc.[b]	74,052	680,538
Anworth Mortgage Asset Corp.	9,171	45,213
Apartment Investment & Management Co. Class A	12,139	448,293
Apollo Commercial Real Estate Finance Inc.	4,864	79,916

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Apollo Residential Mortgage Inc.	2,579	$37,885
Apple Hospitality REIT Inc.	14,401	271,747
Ares Commercial Real Estate Corp.	2,119	24,135
Armada Hoffler Properties Inc.[b]	2,659	26,563
ARMOUR Residential REIT Inc.	30,072	84,502
Ashford Hospitality Prime Inc.	2,239	33,630
Ashford Hospitality Trust Inc.[b]	6,493	54,931
Associated Estates Realty Corp.	4,523	129,493
AvalonBay Communities Inc.	10,329	1,651,297
BioMed Realty Trust Inc.	15,906	307,622
Bluerock Residential Growth REIT Inc.	1,259	15,939
Boston Properties Inc.	1,043	126,245
Brandywine Realty Trust	14,054	186,637
Brixmor Property Group Inc.	13,405	310,058
Camden Property Trust[b]	6,786	504,064
Campus Crest Communities Inc.[b]	5,396	29,894
Capstead Mortgage Corp.	8,190	90,909
CatchMark Timber Trust Inc. Class A	2,865	33,148
CBL & Associates Properties Inc.[b]	13,048	211,378
Cedar Realty Trust Inc.	7,360	47,104
Chambers Street Properties	18,508	147,139
Chatham Lodging Trust	2,993	79,225
Chesapeake Lodging Trust	4,661	142,067
Chimera Investment Corp.	16,064	220,237
Colony Capital Inc.	8,728	197,689
Columbia Property Trust Inc.	8,581	210,664
Communications Sales & Leasing Inc.[a]	9,329	230,613
CorEnergy Infrastructure Trust Inc.[b]	4,108	25,963
Corporate Office Properties Trust	7,387	173,890
Corrections Corp. of America	9,144	302,484
Cousins Properties Inc.	16,925	175,681
CubeSmart	2,807	65,010
CyrusOne Inc.	346	10,190
CYS Investments Inc.	12,356	95,512
DCT Industrial Trust Inc.[b]	7,119	223,821
DDR Corp.[b]	23,666	365,876
DiamondRock Hospitality Co.[b]	15,683	200,899
Digital Realty Trust Inc.	4,520	301,394
Douglas Emmett Inc.	11,397	307,035
Duke Realty Corp.	26,961	500,666
DuPont Fabros Technology Inc.	3,197	94,152
Dynex Capital Inc.	4,559	34,740
EastGroup Properties Inc.	1,976	111,110
Education Realty Trust Inc.	4,062	127,384
Empire State Realty Trust Inc. Class A	4,448	75,883
EPR Properties	4,468	244,757
Equity Commonwealth[a]	10,136	260,191
Equity One Inc.	5,581	130,261
Equity Residential	28,441	1,995,705
Essex Property Trust Inc.	5,106	1,085,025
Excel Trust Inc.	3,844	60,620
FelCor Lodging Trust Inc.	11,195	110,607
First Industrial Realty Trust Inc.	8,652	162,052
First Potomac Realty Trust	5,120	52,736
Franklin Street Properties Corp.	7,027	79,475
Gaming and Leisure Properties Inc.	6,070	222,526
General Growth Properties Inc.	45,088	1,156,958
GEO Group Inc. (The)	5,833	199,255
Getty Realty Corp.	2,138	34,978
Gladstone Commercial Corp.	1,681	27,837
Government Properties Income Trust[b]	4,746	88,038
Gramercy Property Trust Inc.[b]	4,476	104,604
Great Ajax Corp.	373	5,289

Security	Shares	Value

Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,961	$59,368
Hatteras Financial Corp.	7,563	123,277
HCP Inc.	36,074	1,315,619
Health Care REIT Inc.	15,001	984,516
Healthcare Realty Trust Inc.	7,844	182,451
Healthcare Trust of America Inc. Class A	8,824	211,335
Hersha Hospitality Trust[b]	3,835	98,329
Highwoods Properties Inc.	7,349	293,593
Home Properties Inc.	4,525	330,551
Hospitality Properties Trust	12,006	346,013
Host Hotels & Resorts Inc.	59,203	1,173,995
Hudson Pacific Properties Inc.	5,817	165,028
Independence Realty Trust Inc.	1,577	11,875
InfraREIT Inc.[a,b]	1,708	48,439
Inland Real Estate Corp.	4,659	43,888
Invesco Mortgage Capital Inc.	9,621	137,773
Investors Real Estate Trust	9,759	69,679
Iron Mountain Inc.	9,918	307,458
iStar Financial Inc.[a]	6,682	89,004
Kilroy Realty Corp.	6,880	461,992
Kimco Realty Corp.	32,252	726,960
Kite Realty Group Trust	6,426	157,244
Ladder Capital Corp.	2,959	51,339
LaSalle Hotel Properties	8,827	313,005
Lexington Realty Trust[b]	16,054	136,138
Liberty Property Trust	11,678	376,265
LTC Properties Inc.	2,611	108,618
Macerich Co. (The)	12,366	922,504
Mack-Cali Realty Corp.	6,964	128,347
Medical Properties Trust Inc.	16,324	214,008
MFA Financial Inc.	28,941	213,874
Mid-America Apartment Communities Inc.	5,887	428,632
Monmouth Real Estate Investment Corp.	5,010	48,697
Monogram Residential Trust Inc.	12,722	114,752
National Health Investors Inc.	1,889	117,685
National Retail Properties Inc.	10,471	366,590
National Storage Affiliates Trust	106	1,314
New Residential Investment Corp.[b]	15,544	236,891
New Senior Investment Group Inc.	4,993	66,756
New York Mortgage Trust Inc.[b]	9,508	71,120
New York REIT Inc.	12,694	126,305
NexPoint Residential Trust Inc.	1,288	17,298
NorthStar Realty Finance Corp.[b]	26,939	428,330
Omega Healthcare Investors Inc.[b]	10,317	354,183
One Liberty Properties Inc.[b]	962	20,471
Orchid Island Capital Inc.	1,221	13,687
Outfront Media Inc.	10,833	273,425
Paramount Group Inc.	13,800	236,808
Parkway Properties Inc./Md	6,772	118,104
Pebblebrook Hotel Trust[b]	5,615	240,771
Pennsylvania REIT	5,401	115,257
PennyMac Mortgage Investment Trust[c]	2,669	46,521
Physicians Realty Trust	5,494	84,388
Piedmont Office Realty Trust Inc. Class A	12,064	212,206
Plum Creek Timber Co. Inc.	8,129	329,794
Post Properties Inc.	2,828	153,758
Potlatch Corp.	790	27,903
Preferred Apartment Communities Inc.	1,475	14,676
Prologis Inc.	40,948	1,519,171
PS Business Parks Inc.	1,329	95,887
Public Storage	964	177,733
QTS Realty Trust Inc. Class A	94	3,426
RAIT Financial Trust[b]	5,515	33,697

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Ramco-Gershenson Properties Trust	6,650	$108,528
Rayonier Inc.	9,912	253,252
Realty Income Corp.[b]	18,170	806,566
Redwood Trust Inc.	7,090	111,313
Regency Centers Corp.[b]	7,370	434,683
Resource Capital Corp.	11,396	44,103
Retail Opportunity Investments Corp.	7,701	120,290
Retail Properties of America Inc. Class A	18,533	258,165
Rexford Industrial Realty Inc.	4,325	63,058
RLJ Lodging Trust	6,548	194,999
Rouse Properties Inc.	3,266	53,399
Sabra Health Care REIT Inc.[b]	3,828	98,533
Saul Centers Inc.[b]	120	5,903
Select Income REIT	4,770	98,453
Senior Housing Properties Trust	18,363	322,271
Silver Bay Realty Trust Corp.[b]	3,316	54,018
SL Green Realty Corp.	7,781	855,054
Sovran Self Storage Inc.	409	35,546
Spirit Realty Capital Inc.	34,494	333,557
STAG Industrial Inc.[b]	4,883	97,660
Starwood Property Trust Inc.[b]	18,607	401,353
Starwood Waypoint Residential Trust	2,983	70,876
STORE Capital Corp.[b]	2,722	54,712
Strategic Hotels & Resorts Inc.[a]	21,294	258,083
Summit Hotel Properties Inc.	6,819	88,715
Sun Communities Inc.	3,023	186,912
Sunstone Hotel Investors Inc.	16,306	244,753
Taubman Centers Inc.	2,798	194,461
Terreno Realty Corp.	3,692	72,732
Trade Street Residential Inc.[b]	1,667	11,102
Two Harbors Investment Corp.	28,643	278,983
UDR Inc.	20,237	648,191
UMH Properties Inc.	1,979	19,394
United Development Funding IV	2,237	39,103
Urstadt Biddle Properties Inc. Class A	208	3,885
Ventas Inc.	24,310	1,509,408
Vornado Realty Trust	14,684	1,393,952
Washington REIT[b]	5,324	138,158
Weingarten Realty Investors	9,682	316,505
Western Asset Mortgage Capital Corp.[b]	3,447	50,912
Weyerhaeuser Co.	36,976	1,164,744
Whitestone REIT	2,226	28,983
WP Carey Inc.	8,153	480,538
WP GLIMCHER Inc.	14,464	195,698
Xenia Hotels & Resorts Inc.	8,608	187,138

		46,726,480
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Alexander & Baldwin Inc.	3,817	150,390
Altisource Asset Management Corp.[a]	15	2,164
AV Homes Inc.[a]	1,150	16,526
Consolidated-Tomoka Land Co.	274	15,793
Forest City Enterprises Inc. Class Aa	17,064	377,114
Forestar Group Inc.[a]	2,968	39,059
FRP Holdings Inc.[a]	541	17,545
Howard Hughes Corp. (The)[a]	1,807	259,377
Jones Lang LaSalle Inc.	953	162,963
Kennedy-Wilson Holdings Inc.	6,546	160,966
RE/MAX Holdings Inc. Class A	828	29,402
Realogy Holdings Corp.[a]	7,336	342,738
St. Joe Co. (The)[a,b]	291	4,519

Security	Shares	Value

Tejon Ranch Co.[a]	1,041	$26,764

		1,605,320
ROAD & RAIL — 0.66%
AMERCO	285	93,169
ArcBest Corp.	1,287	40,927
Celadon Group Inc.	673	13,918
Con-way Inc.	4,503	172,780
Covenant Transportation Group Inc. Class Aa	49	1,228
CSX Corp.	57,281	1,870,225
Genesee & Wyoming Inc. Class Aa	2,529	192,659
Kansas City Southern	8,609	785,141
Marten Transport Ltd.	1,604	34,807
Norfolk Southern Corp.	23,790	2,078,294
Quality Distribution Inc.[a]	1,964	30,363
Roadrunner Transportation Systems Inc.[a]	1,521	39,242
Ryder System Inc.	4,165	363,896
Universal Truckload Services Inc.	236	5,183
USA Truck Inc.[a]	687	14,585
Werner Enterprises Inc.	2,946	77,332
YRC Worldwide Inc.[a]	2,395	31,087

		5,844,836
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.45%
Advanced Energy Industries Inc.[a]	1,374	37,771
Advanced Micro Devices Inc.[a]	26,788	64,291
Alpha & Omega Semiconductor Ltd.[a]	1,567	13,696
Altera Corp.	16,210	829,952
Amkor Technology Inc.[a]	7,307	43,696
Analog Devices Inc.	2,082	133,633
Applied Materials Inc.	39,129	752,059
Applied Micro Circuits Corp.[a]	4,276	28,863
Axcelis Technologies Inc.[a,b]	8,835	26,152
Broadcom Corp. Class A	40,018	2,060,527
Brooks Automation Inc.	5,532	63,341
Cabot Microelectronics Corp.[a]	310	14,604
Cascade Microtech Inc.[a]	417	6,349
CEVA Inc.[a]	824	16,010
Cohu Inc.	1,999	26,447
Cree Inc.[a,b]	8,428	219,381
Cypress Semiconductor Corp.	25,715	302,408
Diodes Inc.[a]	2,824	68,087
DSP Group Inc.[a]	1,699	17,551
Entegris Inc.[a]	4,558	66,410
Exar Corp.[a]	2,856	27,932
Fairchild Semiconductor International Inc.[a]	9,098	158,123
First Solar Inc.[a]	5,903	277,323
FormFactor Inc.[a]	2,398	22,062
Freescale Semiconductor Ltd.[a]	708	28,299
Integrated Silicon Solution Inc.	2,482	54,951
Intel Corp.	344,737	10,485,176
Intersil Corp. Class A	10,917	136,572
IXYS Corp.	2,098	32,099
Kopin Corp.[a]	5,652	19,499
Lam Research Corp.	3,538	287,816
Lattice Semiconductor Corp.[a]	6,441	37,937
Marvell Technology Group Ltd.	35,337	465,918
Maxim Integrated Products Inc.	14,459	499,920
Micron Technology Inc.[a]	77,721	1,464,264
MKS Instruments Inc.	4,170	158,210
Nanometrics Inc.[a]	1,710	27,565

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

NeoPhotonics Corp.[a]	1,889	$17,246
NVE Corp.	252	19,757
NVIDIA Corp.	41,911	842,830
OmniVision Technologies Inc.[a]	4,540	118,925
ON Semiconductor Corp.[a]	2,582	30,184
PDF Solutions Inc.[a]	158	2,528
Pericom Semiconductor Corp.	1,846	24,275
Photronics Inc.[a,b]	6,088	57,897
PMC-Sierra Inc.[a]	8,915	76,312
Power Integrations Inc.	713	32,213
Rudolph Technologies Inc.[a]	2,671	32,079
Semtech Corp.[a]	3,307	65,644
Sigma Designs Inc.[a]	2,545	30,362
Silicon Laboratories Inc.[a]	974	52,606
SunEdison Inc.[a,b]	1,703	50,937
SunPower Corp.[a,b]	3,866	109,833
Teradyne Inc.	16,630	320,793
Tessera Technologies Inc.	1,591	60,426
Ultra Clean Holdings Inc.[a]	1,977	12,317
Ultratech Inc.[a]	1,955	36,285
Veeco Instruments Inc.[a,b]	3,422	98,348
Xcerra Corp.[a]	2,513	19,023
Xilinx Inc.	15,485	683,818

		21,769,532
SOFTWARE — 2.43%
Activision Blizzard Inc.	39,321	951,961
American Software Inc./GA Class A	1,335	12,683
ANSYS Inc.[a]	5,689	519,064
Autodesk Inc.[a]	4,521	226,389
Bottomline Technologies de Inc.[a]	537	14,934
CA Inc.	24,677	722,789
Cyan Inc.[a]	1,616	8,468
Digimarc Corp.[a]	45	2,031
Digital Turbine Inc.[a]	285	861
EnerNOC Inc.[a,b]	1,962	19,031
Epiq Systems Inc.	1,575	26,586
ePlus Inc.[a]	397	30,430
Glu Mobile Inc.[a]	4,099	25,455
Mentor Graphics Corp.	7,814	206,524
Microsoft Corp.	273,641	12,081,250
Nuance Communications Inc.[a]	19,775	346,260
Oracle Corp.	98,964	3,988,249
Park City Group Inc.[a]	56	694
Progress Software Corp.[a]	3,953	108,708
QAD Inc. Class A	492	13,004
Rovi Corp.[a,b]	6,909	110,199
Sapiens International Corp. NV	628	6,519
SeaChange International Inc.[a,b]	3,093	21,682
Silver Spring Networks Inc.[a]	170	2,110
SS&C Technologies Holdings Inc.	538	33,625
Symantec Corp.	53,190	1,236,667
Synopsys Inc.[a]	11,234	569,002
Take-Two Interactive Software Inc.[a]	3,187	87,866
TeleCommunication Systems Inc. Class Aa	4,109	13,601
Telenav Inc.[a]	3,028	24,375
Verint Systems Inc.[a,b]	265	16,097
Zynga Inc. Class Aa,b	62,017	177,369

		21,604,483

Security	Shares	Value

SPECIALTY RETAIL — 0.60%
Aaron’s Inc.	4,552	$164,828
Abercrombie & Fitch Co. Class A	5,376	115,638
America’s Car-Mart Inc./TXa	554	27,323
American Eagle Outfitters Inc.	1,756	30,238
Ascena Retail Group Inc.[a]	11,183	186,253
Barnes & Noble Inc.[a,b]	3,721	96,597
bebe stores inc.	2,666	5,332
Best Buy Co. Inc.	23,635	770,737
Big 5 Sporting Goods Corp.	1,541	21,898
Build-A-Bear Workshop Inc.[a]	874	13,975
Cabela’s Inc.[a]	3,571	178,479
Caleres Inc.	3,035	96,452
Cato Corp. (The) Class A	1,698	65,815
Children’s Place Inc. (The)	1,191	77,903
Christopher & Banks Corp.[a]	2,275	9,123
Citi Trends Inc.[a]	1,270	30,734
Conn’s Inc.[a]	2,074	82,338
CST Brands Inc.	969	37,849
Destination XL Group Inc.[a]	3,535	17,710
Dick’s Sporting Goods Inc.	2,236	115,758
DSW Inc. Class A	5,386	179,731
Express Inc.[a]	654	11,844
Finish Line Inc. (The) Class A	2,591	72,082
Foot Locker Inc.	1,475	98,840
GameStop Corp. Class Ab	8,374	359,747
Genesco Inc.[a]	1,866	123,212
Group 1 Automotive Inc.	1,439	130,704
Guess? Inc.	4,838	92,744
Haverty Furniture Companies Inc.	1,953	42,224
Lumber Liquidators Holdings Inc.[a]	1,989	41,192
MarineMax Inc.[a]	1,155	27,154
Murphy USA Inc.[a]	3,275	182,811
Office Depot Inc.[a,b]	35,203	304,858
Penske Automotive Group Inc.	2,024	105,471
Pep Boys-Manny Moe & Jack (The)[a]	4,404	54,037
Rent-A-Center Inc./TX	4,143	117,454
Shoe Carnival Inc.	1,170	33,766
Sonic Automotive Inc. Class A	2,572	61,291
Sportsman’s Warehouse Holdings Inc.[a,b]	540	6,140
Stage Stores Inc.[b]	2,985	52,327
Staples Inc.	50,059	766,403
Stein Mart Inc.	2,317	24,259
Systemax Inc.[a]	852	7,361
Tiffany & Co.	2,143	196,727
Tilly’s Inc. Class Aa	1,251	12,097
Vitamin Shoppe Inc.[a,b]	2,115	78,826
West Marine Inc.[a]	1,249	12,040
Zumiez Inc.[a,b]	450	11,984

		5,352,306
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.33%
3D Systems Corp.[a]	5,398	105,369
Avid Technology Inc.[a]	738	9,845
EMC Corp./MA	139,305	3,676,259
Hewlett-Packard Co.	142,020	4,262,020
Imation Corp.[a]	2,138	8,680
Lexmark International Inc. Class A	4,790	211,718
NCR Corp.[a]	13,382	402,798
NetApp Inc.	17,052	538,161
QLogic Corp.[a]	6,818	96,747

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

Quantum Corp.[a,b]	15,316	$25,731
SanDisk Corp.	16,202	943,281
Stratasys Ltd.[a,b]	3,908	136,507
Western Digital Corp.	17,557	1,376,820

		11,793,936
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Cherokee Inc.	66	1,860
Coach Inc.	18,491	639,974
Columbia Sportswear Co.	764	46,192
Crocs Inc.[a]	1,371	20,167
Deckers Outdoor Corp.[a]	1,123	80,822
Fossil Group Inc.[a]	565	39,188
Iconix Brand Group Inc.[a,b]	3,628	90,591
Movado Group Inc.	1,181	32,076
Perry Ellis International Inc.[a]	997	23,699
PVH Corp.	6,436	741,427
Quiksilver Inc.[a,b]	3,098	2,053
Ralph Lauren Corp.	4,398	582,119
Sequential Brands Group Inc.[a]	301	4,602
Unifi Inc.[a]	1,095	36,683
Vera Bradley Inc.[a]	1,429	16,105

		2,357,558
THRIFTS & MORTGAGE FINANCE — 0.40%
Anchor BanCorp Wisconsin Inc.[a,b]	568	21,573
Astoria Financial Corp.	7,338	101,191
Bank Mutual Corp.	3,963	30,396
BankFinancial Corp.	1,708	20,120
BBX Capital Corp.[a,b]	212	3,443
Bear State Financial Inc.[a]	993	9,275
Beneficial Bancorp Inc.[a]	6,253	78,100
Brookline Bancorp Inc.	6,085	68,700
Capitol Federal Financial Inc.	10,991	132,332
Charter Financial Corp./MD	1,160	14,396
Clifton Bancorp Inc.	2,239	31,324
Dime Community Bancshares Inc.	2,432	41,198
EverBank Financial Corp.	7,813	153,525
Federal Agricultural Mortgage Corp. Class C	830	24,120
First Defiance Financial Corp.	832	31,225
Flagstar Bancorp Inc.[a]	1,708	31,564
Fox Chase Bancorp Inc.	986	16,683
Heritage Financial Group Inc.	401	12,102
Hingham Institution for Savings	83	9,554
HomeStreet Inc.[a]	1,188	27,110
Hudson City Bancorp Inc.	41,376	408,795
IMPAC Mortgage Holdings Inc.[a]	58	1,110
Kearny Financial Corp./MDa	7,071	78,912
Meridian Bancorp Inc.[a]	3,465	46,466
Meta Financial Group Inc.	692	29,701
MGIC Investment Corp.[a]	14,649	166,706
Nationstar Mortgage Holdings Inc.[a,b]	2,915	48,972
New York Community Bancorp Inc.[b]	34,715	638,062
NMI Holdings Inc. Class Aa,b	4,281	34,334
Northfield Bancorp Inc.	4,153	62,503
Northwest Bancshares Inc.	7,381	94,624
OceanFirst Financial Corp.	1,251	23,331
Ocwen Financial Corp.[a]	8,139	83,018
Oritani Financial Corp.	3,938	63,205
PennyMac Financial Services Inc. Class Aa,c	726	13,155
Provident Financial Services Inc.	5,523	104,882

Security	Shares	Value

Radian Group Inc.	14,815	$277,929
Stonegate Mortgage Corp.[a]	808	8,136
Territorial Bancorp Inc.	856	20,766
TFS Financial Corp.	5,156	86,724
TrustCo Bank Corp. NY	7,812	54,918
United Community Financial Corp./OH	3,738	19,998
United Financial Bancorp Inc.	3,742	50,330
Walker & Dunlop Inc.[a]	1,049	28,050
Washington Federal Inc.	7,410	173,023
Waterstone Financial Inc.	2,881	38,029
WSFS Financial Corp.	2,209	60,416

		3,574,026
TOBACCO — 0.61%
Altria Group Inc.	9,066	443,418
Philip Morris International Inc.	60,733	4,868,964
Universal Corp./VA	1,765	101,170

		5,413,552
TRADING COMPANIES & DISTRIBUTORS — 0.20%
Air Lease Corp.	7,591	257,335
Aircastle Ltd.	4,763	107,977
Applied Industrial Technologies Inc.	1,895	75,137
Beacon Roofing Supply Inc.[a,b]	2,920	97,002
CAI International Inc.[a]	1,563	32,182
DXP Enterprises Inc.[a]	629	29,249
GATX Corp.[b]	3,430	182,305
Kaman Corp.	1,891	79,309
Lawson Products Inc./DEa	128	3,005
MRC Global Inc.[a,b]	7,874	121,575
MSC Industrial Direct Co. Inc. Class A	2,539	177,146
Neff Corp.[a]	654	6,599
NOW Inc.[a,b]	8,476	168,757
Rush Enterprises Inc. Class Aa	2,664	69,823
TAL International Group Inc.	2,519	79,600
Textainer Group Holdings Ltd.[b]	1,555	40,446
Titan Machinery Inc.[a]	1,454	21,417
Veritiv Corp.[a]	594	21,657
WESCO International Inc.[a,b]	3,455	237,151

		1,807,672
TRANSPORTATION INFRASTRUCTURE — 0.06%
Macquarie Infrastructure Corp.	5,369	443,640
Wesco Aircraft Holdings Inc.[a]	4,651	70,463

		514,103
WATER UTILITIES — 0.15%
American States Water Co.	2,704	101,103
American Water Works Co. Inc.	14,062	683,835
Aqua America Inc.	13,836	338,844
Artesian Resources Corp. Class A	697	14,700
California Water Service Group	4,117	94,073
Connecticut Water Service Inc.	961	32,828
Consolidated Water Co. Ltd.	943	11,882
Middlesex Water Co.	1,291	29,125
SJW Corp.	1,121	34,403
York Water Co. (The)	677	14,122

		1,354,915

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE U.S. VALUE ETF

June 30, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.23%
Boingo Wireless Inc.[a,b]	1,299	$10,730
Leap Wireless International Inc.	2,472	6,229
NTELOS Holdings Corp.	1,021	4,717
SBA Communications Corp. Class Aa	5,106	587,037
Shenandoah Telecommunications Co.	461	15,780
Spok Holdings Inc.	2,171	36,560
Sprint Corp.[a]	58,037	264,649
T-Mobile U.S. Inc.[a]	21,450	831,616
Telephone & Data Systems Inc.	7,405	217,707
U.S. Cellular Corp.[a]	1,128	42,492

		2,017,517

TOTAL COMMON STOCKS
(Cost: $842,677,623)		885,306,424

RIGHTS — 0.00%

HEALTH CARE PROVIDERS & SERVICES — 0.00%
BioScrip Inc.[a]	15	—

		—

TOTAL RIGHTS
(Cost: $0)		—

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	648	—

		—

TOTAL WARRANTS
(Cost: $0)		—

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.84%

MONEY MARKET FUNDS — 1.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	13,840,082	$13,840,082
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	807,073	807,073
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,721,697	1,721,697

		16,368,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,368,852)		16,368,852

TOTAL INVESTMENTS IN SECURITIES — 101.34%
(Cost: $859,046,475)		901,675,276
Other Assets, Less Liabilities — (1.34)%		(11,934,816)

NET ASSETS — 100.00%		$889,740,460

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	33	Sep. 2015	Chicago Mercantile	$3,389,760	$(34,617)
E-mini S&P MidCap 400	5	Sep. 2015	Chicago Mercantile	749,050	(8,901)

Net unrealized depreciation					$(43,518)

See accompanying notes to schedules of investments.

76

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 97.17%

BRAZIL — 17.89%
CCR SA	810,000	$3,887,812
CPFL Energia SA ADR	135,373	1,658,319
Ultrapar Participacoes SA ADR	375,615	7,895,428

		13,441,559
CHILE — 7.05%
Empresa Nacional de Electricidad SA/Chile ADR	54,450	2,256,952
Enersis SA ADR	191,925	3,038,173

		5,295,125
CHINA — 40.08%
Beijing Capital International Airport Co. Ltd. Class H	1,440,000	1,660,563
Beijing Enterprises Water Group Ltd.	2,160,000	1,772,011
China Gas Holdings Ltd.[a]	1,080,000	1,730,218
China Longyuan Power Group Corp. Ltd. Class H	1,485,000	1,651,160
China Merchants Holdings International Co. Ltd.	1,620,000	6,948,036
China Oilfield Services Ltd. Class H	1,620,000	2,582,789
China Resources Power Holdings Co. Ltd.	810,000	2,262,030
China Suntien Green Energy Corp. Ltd. Class H	1,575,000	337,244
COSCO Pacific Ltd.	1,530,000	2,076,168
Guangdong Investment Ltd.	1,350,000	1,891,120
Huaneng Power International Inc. Class H ADR	40,500	2,137,590
Jiangsu Expressway Co. Ltd. Class H	1,170,000	1,536,346
Shenzhen International Holdings Ltd.	945,499	1,651,335
Zhejiang Expressway Co. Ltd. Class H	1,350,000	1,873,706

		30,110,316
GREECE — 0.46%
Aegean Marine Petroleum Network Inc.	28,039	346,562

		346,562
MALAYSIA — 6.76%
Tenaga Nasional Bhd	1,516,500	5,080,456

		5,080,456
MEXICO — 8.04%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	24,165	948,476
Grupo Aeroportuario del Pacifico SAB de CV ADR	33,750	2,311,538
Grupo Aeroportuario del Sureste SAB de CV Series B	19,575	2,777,105

		6,037,119
PHILIPPINES — 2.57%
International Container Terminal Services Inc.	790,200	1,931,249

		1,931,249
RUSSIA — 2.92%
Eurasia Drilling Co. Ltd. GDR[b]	88,470	1,457,101
RusHydro JSC ADR	397,891	394,708
TMK OAO GDR[b]	80,460	345,978

		2,197,787

Security	Shares	Value

SOUTH KOREA — 6.67%
Korea Electric Power Corp. ADR	246,105	$5,010,698

		5,010,698
THAILAND — 4.73%
Airports of Thailand PCL NVDR	396,000	3,552,516

		3,552,516

TOTAL COMMON STOCKS
(Cost: $63,860,599)		73,003,387

PREFERRED STOCKS — 1.83%

BRAZIL — 1.83%
Cia. Energetica de Minas Gerais ADR	360,225	1,372,457

		1,372,457

TOTAL PREFERRED STOCKS
(Cost: $3,379,729)		1,372,457

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	364,727	364,727
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	21,269	21,269
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	88,568	88,568

		474,564

TOTAL SHORT-TERM INVESTMENTS
(Cost: $474,564)		474,564

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $67,714,892)		74,850,408
Other Assets, Less Liabilities — 0.37%		274,762

NET ASSETS — 100.00%		$75,125,170

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

June 30, 2015

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

78

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.73%

AUSTRIA — 0.21%
Erste Group Bank AGa	108,119	$3,068,876
OMV AG	50,352	1,384,602
Voestalpine AG	38,017	1,581,244

		6,034,722
BELGIUM — 2.13%
Ageas	76,820	2,957,660
Anheuser-Busch InBev NV	290,212	34,760,575
Colruyt SA	22,910	1,025,265
Delhaize Group SA	35,912	2,963,374
Groupe Bruxelles Lambert SA	28,187	2,267,510
KBC Groep NV	116,540	7,783,141
Proximus	48,497	1,711,300
Solvay SA	21,981	3,022,217
UCB SA	44,835	3,216,612
Umicore SA	39,199	1,857,520

		61,565,174
DENMARK — 2.51%
AP Moeller — Maersk A/S Class B	2,392	4,330,058
Carlsberg A/S Class B	36,993	3,356,571
Coloplast A/S Class B	42,313	2,775,027
Danske Bank A/S	275,724	8,104,563
DSV A/S	61,913	2,004,800
Novo Nordisk A/S Class B	681,080	37,088,968
Novozymes A/S Class B	82,768	3,932,386
Pandora A/S	43,512	4,672,700
TDC A/S	285,560	2,092,876
Vestas Wind Systems A/S	79,721	3,976,941

		72,334,890
FINLAND — 1.24%
Fortum OYJ	153,678	2,729,375
Kone OYJ Class Bb	141,732	5,748,207
Metso OYJ	46,268	1,270,236
Nokia OYJ	1,311,233	8,897,342
Nokian Renkaat OYJ[b]	34,048	1,066,389
Sampo OYJ Class A	169,862	7,996,245
Stora Enso OYJ Class R	204,544	2,106,962
UPM-Kymmene OYJ	188,869	3,339,648
Wartsila OYJ Abp	53,831	2,520,297

		35,674,701
FRANCE — 14.80%
Accor SA	63,658	3,210,899
Air Liquide SA	121,821	15,398,903
Airbus Group SE	216,795	14,058,383
Alcatel-Lucent[a]	998,264	3,634,884
Alstom SAa	76,485	2,168,838
ArcelorMittal	362,175	3,524,074
Arkema SA	25,370	1,826,913
AXA SA	683,816	17,241,972

Security	Shares	Value

BNP Paribas SA	369,680	$22,304,246
Bouygues SA	63,385	2,368,361
Cap Gemini SA	53,825	4,759,963
Carrefour SA	235,376	7,531,990
Casino Guichard Perrachon SA	20,083	1,520,482
Christian Dior SE	20,330	3,966,310
Cie. de Saint-Gobain	174,685	7,837,912
Cie. Generale des Etablissements Michelin Class B	65,504	6,859,818
Credit Agricole SA	400,733	5,956,266
Danone SA	210,593	13,606,930
Dassault Systemes	47,407	3,444,978
Edenred	71,228	1,759,064
Electricite de France SA	104,178	2,321,502
Essilor International SA	70,659	8,423,923
GDF Suez	537,024	9,956,579
Hermes International	9,231	3,441,421
Kering	26,047	4,647,804
L’Oreal SA	91,205	16,259,297
Lafarge SA	65,175	4,301,889
Lagardere SCA	41,767	1,217,402
Legrand SA	92,680	5,200,377
LVMH Moet Hennessy Louis Vuitton SE	97,353	17,046,171
Orange SA	813,093	12,511,144
Pernod Ricard SA	73,325	8,463,986
Peugeot SAa	158,980	3,267,264
Publicis Groupe SA	70,441	5,205,149
Renault SA	73,710	7,672,368
Safran SA	115,105	7,796,316
Sanofi	424,733	41,758,475
Schneider Electric SE	205,507	14,180,476
SES SA	160,372	5,384,717
Societe Generale SA	285,055	13,298,258
Sodexo SA	34,090	3,235,398
STMicroelectronics NV	73,986	606,311
STMicroelectronics NV New	158,029	1,292,397
Suez Environnement Co.	123,633	2,298,390
Technip SA	41,071	2,540,668
Thales SA	34,020	2,052,939
Total SA	840,186	40,787,410
Unibail-Rodamco SE	35,583	8,987,879
Valeo SA	29,026	4,571,367
Vallourec SA	42,182	861,025
Veolia Environnement SA	168,570	3,435,240
Vinci SA	162,384	9,386,557
Vivendi SA	452,330	11,402,684

		426,793,969
GERMANY — 12.28%
adidas AG	73,221	5,600,661
Allianz SE Registered	161,228	25,095,739
BASF SE	324,002	28,454,257
Bayer AG Registered	291,952	40,840,523
Bayerische Motoren Werke AG	112,981	12,359,234
Beiersdorf AG	34,367	2,877,239
Brenntag AG	54,040	3,096,670
Commerzbank AGa	368,831	4,711,559
Continental AG	39,120	9,251,447
Daimler AG Registered	352,098	32,027,990
Deutsche Bank AG Registered	487,930	14,651,410
Deutsche Boerse AG	67,570	5,590,022
Deutsche Lufthansa AG Registered[a]	86,177	1,110,453
Deutsche Post AG Registered	337,060	9,841,346

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2015

Security	Shares	Value

Deutsche Telekom AG Registered	1,089,723	$18,758,915
E.ON SE	708,185	9,429,263
Fresenius Medical Care AG & Co. KGaA	76,350	6,298,521
Fresenius SE & Co. KGaA	139,613	8,952,293
GEA Group AG	61,945	2,761,455
HeidelbergCement AG	49,345	3,910,741
Infineon Technologies AG	398,729	4,944,656
K+S AG Registered	61,578	2,592,437
Lanxess AG	31,989	1,885,113
Linde AG	66,307	12,552,085
MAN SE	12,297	1,265,865
Merck KGaA	45,655	4,546,653
METRO AG	52,363	1,649,936
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	55,135	9,767,595
Osram Licht AG	30,392	1,454,575
ProSiebenSat.1 Media AG Registered	76,605	3,781,151
QIAGEN NVa	85,172	2,091,091
RWE AG	171,893	3,693,524
SAP SE	334,955	23,362,748
Siemens AG Registered	280,041	28,191,157
ThyssenKrupp AG	153,827	3,999,480
Volkswagen AG	11,556	2,672,350

		354,070,154
IRELAND — 0.73%
Bank of Ireland[a]	9,668,857	3,899,841
CRH PLC	286,344	8,078,206
Irish Bank Resolution Corp. Ltd.[a]	211,770	2
Kerry Group PLC Class A	51,064	3,782,982
Ryanair Holdings PLC ADR	42,440	3,028,094
Smurfit Kappa Group PLC	81,818	2,252,603

		21,041,728
ITALY — 3.64%
Assicurazioni Generali SpA	483,197	8,700,189
Atlantia SpA	145,440	3,591,011
Banca Monte dei Paschi di Siena SpA[a]	979,803	1,906,102
Banco Popolare SCa	118,856	1,954,657
CNH Industrial NV	352,496	3,212,703
Enel SpA	2,460,221	11,140,148
Eni SpA	952,859	16,901,873
Finmeccanica SpA[a]	135,313	1,700,638
Intesa Sanpaolo SpA	4,943,544	17,912,329
Luxottica Group SpA	50,124	3,331,343
Mediaset SpA	254,318	1,221,853
Mediobanca SpA	219,683	2,152,759
Pirelli & C. SpA	112,823	1,903,210
Saipem SpA[a]	90,593	956,394
Snam SpA	779,648	3,707,542
Telecom Italia SpA[a]	3,486,138	4,420,282
Tenaris SA	169,201	2,277,367
Terna Rete Elettrica Nazionale SpA	518,889	2,291,771
UniCredit SpA	1,948,429	13,079,910
Unione di Banche Italiane SpA	315,707	2,530,918

		104,892,999
NETHERLANDS — 4.42%
Aegon NV	511,126	3,754,121
Akzo Nobel NV	86,470	6,288,430
Altice SAa	31,220	4,297,726

Security	Shares	Value

ASML Holding NV	154,359	$15,943,175
Fiat Chrysler Automobiles NVa	319,949	4,684,241
Gemalto NVb	28,285	2,517,430
Heineken NV	75,907	5,757,059
ING Groep NV CVA	1,368,234	22,577,641
Koninklijke Ahold NV	317,042	5,934,569
Koninklijke DSM NV	64,771	3,752,728
Koninklijke KPN NV	1,131,701	4,325,028
Koninklijke Philips NV	331,119	8,419,046
PostNL NVa	155,289	689,843
Randstad Holding NV	45,440	2,957,254
Reed Elsevier NV	246,688	5,847,641
TNT Express NV	165,096	1,399,675
Unilever NV CVA	606,589	25,246,803
Wolters Kluwer NV	105,593	3,134,830

		127,527,240
NORWAY — 0.94%
DNB ASA	324,547	5,395,710
Norsk Hydro ASA	479,382	2,013,800
Orkla ASA	274,957	2,156,320
Seadrill Ltd.[b]	130,717	1,357,430
Statoil ASA	372,221	6,628,301
Subsea 7 SAa	92,985	907,099
Telenor ASA	244,395	5,336,773
Yara International ASA	62,401	3,239,221

		27,034,654
PORTUGAL — 0.16%
EDP — Energias de Portugal SA	868,351	3,294,394
Galp Energia SGPS SA	115,528	1,354,148

		4,648,542
SPAIN — 5.23%
Abertis Infraestructuras SA	137,825	2,258,935
Acciona SAa	9,215	695,408
ACS Actividades de Construccion y Servicios SA	69,019	2,218,977
Amadeus IT Holding SA Class A	159,271	6,345,073
Banco Bilbao Vizcaya Argentaria SA	2,236,264	21,906,544
Banco de Sabadell SA	1,710,866	4,127,024
Banco de Sabadell SA New[a]	29,115	70,233
Banco Popular Espanol SA	687,194	3,327,608
Banco Santander SA	5,071,163	35,393,413
Bankia SAa	1,599,880	2,028,583
CaixaBank SA	835,216	3,867,564
Distribuidora Internacional de Alimentacion SA	209,995	1,602,738
Enagas SA	71,171	1,934,492
Ferrovial SA	148,378	3,215,528
Gas Natural SDG SA	128,739	2,917,590
Iberdrola SA	1,896,868	12,769,708
Inditex SA	397,921	12,926,264
International Consolidated Airlines Group SAa	288,180	2,242,083
Red Electrica Corp. SA	35,846	2,870,859
Repsol SA	344,218	6,040,561
Telefonica SA	1,556,704	22,114,613

		150,873,798
SWEDEN — 4.54%
Alfa Laval AB	109,330	1,922,416

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2015

Security	Shares	Value

Assa Abloy AB	358,296	$6,740,585
Atlas Copco AB Class A	227,246	6,353,850
Atlas Copco AB Class B	137,905	3,432,044
Boliden AB	96,999	1,766,381
Electrolux AB Class B	82,870	2,594,712
Hennes & Mauritz AB Class B	332,800	12,802,622
Hexagon AB Class B	92,956	3,365,349
Holmen AB Class B	17,779	518,318
Investment AB Kinnevik Class B	83,682	2,643,333
Investor AB Class B	163,302	6,079,420
Millicom International Cellular SA SDR	22,076	1,626,933
Nordea Bank AB	1,129,470	14,074,986
Sandvik AB	391,996	4,329,790
Securitas AB Class B	106,029	1,400,516
Skandinaviska Enskilda Banken AB Class A	606,562	7,748,788
Skanska AB Class B	136,540	2,764,534
SKF AB Class B	133,762	3,048,436
SSAB AB Class Aa,b	80,272	418,991
Svenska Cellulosa AB SCA Class B	218,698	5,556,076
Svenska Handelsbanken AB Class A	520,669	7,592,763
Swedbank AB Class A	356,507	8,305,249
Swedish Match AB	70,691	2,008,911
Tele2 AB Class B	103,853	1,206,560
Telefonaktiebolaget LM Ericsson Class B	1,076,927	11,148,904
TeliaSonera AB	777,033	4,570,892
Volvo AB Class B	568,980	7,056,106

		131,077,465
SWITZERLAND — 14.50%
ABB Ltd. Registered	756,414	15,847,826
Actelion Ltd. Registered	35,536	5,201,781
Adecco SA Registered	58,910	4,784,409
Baloise Holding AG Registered	17,472	2,131,302
Cie. Financiere Richemont SA Class A Registered	184,098	14,981,171
Clariant AG Registered	99,949	2,049,139
Credit Suisse Group AG Registered	514,812	14,157,261
GAM Holding AG	52,485	1,103,558
Geberit AG Registered	13,220	4,409,260
Givaudan SA Registered	3,198	5,536,744
Holcim Ltd. Registered	78,951	5,829,136
Julius Baer Group Ltd.	78,335	4,396,416
Kuehne + Nagel International AG Registered	19,732	2,620,236
Lonza Group AG Registered	18,509	2,473,676
Nestle SA Registered	1,140,285	82,359,679
Novartis AG Registered	957,496	94,412,558
Roche Holding AG	248,450	69,652,667
Schindler Holding AG Participation Certificates	15,620	2,555,559
SGS SA Registered	1,883	3,437,374
Swatch Group AG (The) Bearer	12,098	4,713,372
Swiss Life Holding AG Registered	10,655	2,440,999
Swiss Re AG	121,903	10,793,936
Swisscom AG Registered	9,096	5,100,106
Syngenta AG Registered	33,913	13,789,460
UBS Group AG	1,273,196	27,015,651
Zurich Insurance Group AG	53,538	16,304,013

		418,097,289
UNITED KINGDOM — 31.40%
3i Group PLC	346,466	2,814,343
Aberdeen Asset Management PLC	345,462	2,194,965
Aggreko PLC	89,667	2,029,268

Security	Shares	Value

Amec Foster Wheeler PLC	137,960	$1,773,728
Anglo American PLC	491,752	7,103,482
Antofagasta PLC	134,560	1,459,138
ARM Holdings PLC	498,601	8,131,636
Ashtead Group PLC	177,464	3,067,284
Associated British Foods PLC	126,024	5,690,265
AstraZeneca PLC	442,112	27,944,498
Aviva PLC	1,425,468	11,041,033
Babcock International Group PLC	175,513	2,981,117
BAE Systems PLC	1,122,272	7,963,669
Barclays PLC	5,412,496	22,174,372
BG Group PLC	1,203,433	20,052,517
BHP Billiton PLC	746,926	14,671,889
BP PLC	6,437,389	42,536,341
British American Tobacco PLC	658,958	35,391,132
British Land Co. PLC (The)	359,553	4,486,998
BT Group PLC	2,956,737	20,934,577
Bunzl PLC	115,973	3,169,952
Burberry Group PLC	155,865	3,850,976
Capita PLC	235,782	4,590,683
Carnival PLC	76,627	3,915,413
Centrica PLC	1,802,926	7,479,950
Cobham PLC	399,648	1,653,025
Compass Group PLC	593,780	9,833,315
Daily Mail & General Trust PLC Class A NVS	99,626	1,455,574
Diageo PLC	886,214	25,658,922
Direct Line Insurance Group PLC	482,439	2,547,822
Drax Group PLC	143,178	784,063
easyJet PLC	92,789	2,256,067
Experian PLC	363,755	6,630,380
FirstGroup PLC[a]	421,659	792,456
G4S PLC	544,504	2,300,134
GKN PLC	583,916	3,071,797
GlaxoSmithKline PLC	1,723,544	35,847,928
Glencore PLC	3,911,078	15,703,386
Hammerson PLC	275,845	2,670,172
Hays PLC	471,583	1,211,870
HSBC Holdings PLC	6,900,295	61,867,805
IMI PLC	94,991	1,680,664
Imperial Tobacco Group PLC	341,178	16,456,626
InterContinental Hotels Group PLC	87,945	3,549,064
Intertek Group PLC	56,268	2,168,071
ITV PLC	1,336,457	5,534,162
J Sainsbury PLC[b]	458,535	1,913,180
Johnson Matthey PLC	71,727	3,427,018
Kingfisher PLC	834,795	4,559,641
Ladbrokes PLC	333,031	679,838
Land Securities Group PLC	281,666	5,333,434
Legal & General Group PLC	2,080,947	8,145,766
Lloyds Banking Group PLC	18,657,357	25,011,490
London Stock Exchange Group PLC	110,968	4,136,110
Man Group PLC	626,015	1,544,734
Marks & Spencer Group PLC	579,859	4,888,023
National Grid PLC	1,365,805	17,553,473
Next PLC	55,514	6,504,363
Old Mutual PLC	1,641,121	5,200,698
Pearson PLC	288,393	5,465,347
Persimmon PLC	105,929	3,290,243
Petrofac Ltd.	88,399	1,286,678
Provident Financial PLC	51,155	2,354,815
Prudential PLC	903,806	21,783,202
Randgold Resources Ltd.	33,407	2,251,305
Reckitt Benckiser Group PLC	231,955	20,019,990

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

June 30, 2015

Security	Shares	Value

Reed Elsevier PLC	399,177	$6,497,583
Rentokil Initial PLC	635,371	1,478,887
Rexam PLC	246,412	2,139,178
Rio Tinto PLC	437,873	18,001,130
Rolls-Royce Holdings PLC	661,803	9,055,115
Royal Bank of Scotland Group PLC[a]	452,612	2,502,058
Royal Dutch Shell PLC Class A	1,377,182	38,693,709
Royal Dutch Shell PLC Class B	869,058	24,697,496
RSA Insurance Group PLC	356,243	2,225,367
SABMiller PLC	349,167	18,143,423
Sage Group PLC (The)	392,900	3,166,809
Schroders PLC	40,006	1,998,258
SEGRO PLC	259,787	1,657,965
Severn Trent PLC	84,715	2,772,544
Shire PLC	211,749	16,967,254
Sky PLC	369,670	6,028,912
Smith & Nephew PLC	325,401	5,496,284
Smiths Group PLC	137,430	2,440,178
SSE PLC	349,535	8,443,605
Standard Chartered PLC	737,664	11,821,669
Standard Life PLC	689,893	4,817,378
Tate & Lyle PLC	164,432	1,343,439
Tesco PLC	2,847,058	9,517,074
Travis Perkins PLC	85,443	2,835,339
Tullow Oil PLC	320,358	1,711,501
UBM PLC	154,564	1,299,278
Unilever PLC	426,100	18,294,485
United Utilities Group PLC	242,566	3,402,834
Vodafone Group PLC	9,373,215	33,882,785
Weir Group PLC (The)	74,385	1,985,241
Whitbread PLC	63,363	4,928,739
William Hill PLC	308,926	1,958,453
Wm Morrison Supermarkets PLC	819,627	2,330,562
Wolseley PLC	94,048	6,009,556
WPP PLC	470,937	10,561,568

		905,577,533

TOTAL COMMON STOCKS (Cost: $3,086,155,873)		2,847,244,858

PREFERRED STOCKS — 0.85%

GERMANY — 0.85%
Henkel AG & Co. KGaA	63,660	7,135,555
Porsche Automobil Holding SE	53,591	4,512,367
Volkswagen AG	55,018	12,750,618

		24,398,540

TOTAL PREFERRED STOCKS
(Cost: $24,964,016)		24,398,540

RIGHTS — 0.01%

SPAIN — 0.01%
Abertis Infraestructuras SAa	135,229	111,498

Security	Shares	Value

Repsol SAa	357,198	$185,065

		296,563

TOTAL RIGHTS (Cost: $318,933)		296,563

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	13,234,301	13,234,301
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	771,748	771,748
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	147,306	147,306

		14,153,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,153,355)		14,153,355

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $3,125,592,177)		2,886,093,316
Other Assets, Less Liabilities — (0.08)%		(2,296,873)

NET ASSETS — 100.00%		$2,883,796,443

ADR  —  American Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

82

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.60%

AUSTRALIA — 0.83%
BHP Billiton Ltd.	576,840	$11,992,866
Westfield Corp.	337,640	2,366,732

		14,359,598
FRANCE — 6.17%
AXA SA	348,220	8,780,139
Carrefour SA	121,440	3,886,058
Cie. de Saint-Gobain	89,700	4,024,734
GDF Suez	274,620	5,091,533
L’Oreal SA	46,000	8,200,511
LVMH Moet Hennessy Louis Vuitton SE	49,220	8,618,251
Orange SA	414,460	6,377,338
Sanofi	216,200	21,256,136
Schneider Electric SE	104,880	7,236,972
Societe Generale SA	144,900	6,759,810
Total SA	427,800	20,767,846
Vivendi SA	230,000	5,798,018

		106,797,346
GERMANY — 6.27%
Allianz SE Registered	82,340	12,816,528
BASF SE	164,680	14,462,401
Bayer AG Registered	148,580	20,784,529
Daimler AG Registered	178,480	16,235,126
Deutsche Bank AG Registered	247,940	7,445,065
Deutsche Telekom AG Registered	554,300	9,541,936
E.ON SE	360,180	4,795,685
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	27,600	4,889,555
RWE AG	86,480	1,858,226
Siemens AG Registered	142,600	14,355,251
Volkswagen AG	5,522	1,276,975

		108,461,277
JAPAN — 4.75%
Bridgestone Corp.	119,900	4,436,295
Canon Inc.	198,650	6,465,277
Honda Motor Co. Ltd.	322,000	10,424,574
Nissan Motor Co. Ltd.	414,000	4,313,734
Panasonic Corp.	414,000	5,689,053
Seven & I Holdings Co. Ltd.	142,020	6,104,893
Sony Corp.[a]	230,000	6,506,313
Toshiba Corp.	772,500	2,657,807
Toyota Motor Corp.	529,400	35,489,463

		82,087,409
NETHERLANDS — 1.76%
Aegon NV	258,980	1,902,158
ING Groep NV CVA	692,760	11,431,441
Koninklijke Philips NV	167,900	4,269,033
Unilever NV CVA	307,740	12,808,427

		30,411,059

Security	Shares	Value

SOUTH KOREA — 1.41%
Samsung Electronics Co. Ltd. GDR[b]	42,892	$24,469,886

		24,469,886
SPAIN — 2.51%
Banco Bilbao Vizcaya Argentaria SA	1,133,900	11,107,736
Banco Santander SA	2,579,220	18,001,275
Repsol SA	172,645	3,029,686
Telefonica SA	791,660	11,246,361

		43,385,058
SWEDEN — 0.33%
Telefonaktiebolaget LM Ericsson Class B	548,780	5,681,254

		5,681,254
SWITZERLAND — 7.18%
ABB Ltd. Registered	383,640	8,037,741
Credit Suisse Group AG Registered	261,740	7,197,815
Nestle SA Registered	579,600	41,862,929
Novartis AG Registered	486,220	47,943,045
Swiss Re AG	62,100	5,498,663
UBS Group AG	647,680	13,742,972

		124,283,165
UNITED KINGDOM — 11.78%
Anglo American PLC	250,240	3,614,780
AstraZeneca PLC	224,480	14,188,669
Aviva PLC	725,880	5,622,340
Barclays PLC	2,744,820	11,245,211
BP PLC	3,271,060	21,614,186
Diageo PLC	449,880	13,025,562
GlaxoSmithKline PLC	877,220	18,245,267
HSBC Holdings PLC	3,514,400	31,509,988
National Grid PLC	693,680	8,915,250
Prudential PLC	458,160	11,042,405
Rio Tinto PLC	223,100	9,171,728
Royal Dutch Shell PLC Class A	703,340	19,761,247
Royal Dutch Shell PLC Class B	440,220	12,510,479
Standard Chartered PLC	375,360	6,015,451
Vodafone Group PLC	4,763,300	17,218,624

		203,701,187
UNITED STATES — 56.61%
3M Co.	114,080	17,602,544
Apple Inc.	1,035,460	129,872,571
Bristol-Myers Squibb Co.	299,460	19,926,068
Caterpillar Inc.	108,100	9,169,042
Chevron Corp.	338,100	32,616,507
Citigroup Inc.	545,560	30,136,734
Coca-Cola Co. (The)	706,100	27,700,303
Colgate-Palmolive Co.	153,640	10,049,592
Dow Chemical Co. (The)	194,580	9,956,659
EI du Pont de Nemours & Co.	162,380	10,384,201
EMC Corp./MA	349,600	9,225,944
Exxon Mobil Corp.	752,560	62,612,992
Ford Motor Co.	715,760	10,743,558
General Electric Co.	1,812,400	48,155,468

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

June 30, 2015

Security	Shares	Value

Goldman Sachs Group Inc. (The)	72,220	$15,078,814
Google Inc. Class Aa	51,060	27,574,442
Google Inc. Class Ca	51,980	27,056,110
Hewlett-Packard Co.	325,680	9,773,657
Intel Corp.	852,380	25,925,138
International Business Machines Corp.	164,680	26,786,849
Johnson & Johnson	498,640	48,597,455
JPMorgan Chase & Co.	667,920	45,258,259
Kimberly-Clark Corp.	65,320	6,921,960
Marsh & McLennan Companies Inc.	96,600	5,477,220
McDonald’s Corp.	172,040	16,355,843
Merck & Co. Inc.	508,300	28,937,519
Microsoft Corp.	1,454,060	64,196,749
Morgan Stanley	275,540	10,688,197
NIKE Inc. Class B	124,660	13,465,773
PepsiCo Inc.	265,880	24,817,239
Pfizer Inc.	1,106,760	37,109,663
Philip Morris International Inc.	278,300	22,311,311
Procter & Gamble Co. (The)	488,060	38,185,814
Texas Instruments Inc.	187,220	9,643,702
Twenty-First Century Fox Inc. Class A	316,940	10,314,812
United Technologies Corp.	148,580	16,481,979
Wal-Mart Stores Inc.	284,740	20,196,608

		979,307,296

TOTAL COMMON STOCKS
(Cost: $1,574,328,675)		1,722,944,535

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAa	182,762	94,689

		94,689

TOTAL RIGHTS (Cost: $100,867)		94,689

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,360,639	1,360,639
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	79,345	79,345

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,173,111	$1,173,111

		2,613,095

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,613,095)		2,613,095

TOTAL INVESTMENTS IN SECURITIES — 99.76%
(Cost: $1,577,042,637)		1,725,652,319
Other Assets, Less Liabilities — 0.24%		4,144,596

NET ASSETS — 100.00%		$1,729,796,915

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

84

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 92.34%

AUSTRIA — 2.01%
Verbund AGa	116,900	$1,698,460

		1,698,460
CANADA — 2.29%
Canadian Solar Inc.[a,b]	67,579	1,932,759

		1,932,759
CHINA — 28.32%
China Everbright International Ltd.[a]	2,371,000	4,251,105
China Longyuan Power Group Corp. Ltd.	3,793,000	4,217,407
China Singyes Solar Technologies Holdings Ltd.[a]	809,000	1,037,266
Dongfang Electric Corp. Ltd. Class Ha	584,800	1,090,765
GCL-Poly Energy Holdings Ltd.[a,b]	15,491,000	3,576,744
Hanergy Thin Film Power Group Ltd.[a,b]	5,600,000	1,568,000
Huaneng Renewables Corp. Ltd. Class H	6,638,000	2,680,014
Shunfeng International Clean Energy Ltd.[b]	1,976,000	1,096,001
Trina Solar Ltd. ADR[b]	158,633	1,846,488
Xinyi Solar Holdings Ltd.[a]	5,532,000	2,297,701
Yingli Green Energy Holding Co. Ltd. ADR[a,b]	228,978	281,643

		23,943,134
DENMARK — 6.05%
Vestas Wind Systems A/S	102,593	5,117,928

		5,117,928
GERMANY — 3.13%
Nordex SEb	110,656	2,650,181

		2,650,181
ITALY — 5.59%
Enel Green Power SpA	2,418,070	4,722,956

		4,722,956
JAPAN — 5.76%
Electric Power Development Co. Ltd.	137,800	4,870,551

		4,870,551
NEW ZEALAND — 5.70%
Meridian Energy Ltd.	1,767,808	2,582,427
Mighty River Power Ltd.	1,187,892	2,241,406

		4,823,833
NORWAY — 0.81%
REC Silicon ASA[a,b]	3,209,972	687,079

		687,079

Security	Shares	Value

PORTUGAL — 2.98%
EDP Renovaveis SAa	355,996	$2,518,732

		2,518,732
SPAIN — 6.49%
Gamesa Corp. Tecnologica SAb	348,566	5,487,699

		5,487,699
UNITED STATES — 23.21%
Covanta Holding Corp.	210,009	4,450,091
First Solar Inc.[a,b]	76,115	3,575,883
Pattern Energy Group Inc.	78,407	2,225,191
Solarcity Corp.[a,b]	84,968	4,550,036
SunPower Corp.[a,b]	91,054	2,586,844
TerraForm Power Inc.	59,042	2,242,415

		19,630,460

TOTAL COMMON STOCKS
(Cost: $74,722,130)		78,083,772

PREFERRED STOCKS — 6.99%
BRAZIL — 6.99%
Cia. Energetica de Minas Gerais ADR	1,030,760	3,927,195
Cia. Paranaense de Energia Class B ADR	180,685	1,987,535

		5,914,730

TOTAL PREFERRED STOCKS
(Cost: $8,498,121)		5,914,730

SHORT-TERM INVESTMENTS — 18.07%
MONEY MARKET FUNDS — 18.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	14,435,884	14,435,884
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	841,817	841,817

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	933	$933

		15,278,634

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,278,634)		15,278,634

TOTAL INVESTMENTS IN SECURITIES — 117.40% (Cost: $98,498,885)		99,277,136
Other Assets, Less Liabilities — (17.40)%		(14,717,122)

NET ASSETS — 100.00%		$84,560,014

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

86

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.06%

AUSTRALIA — 0.15%
Crown Resorts Ltd.	74,664	$700,118

		700,118
CANADA — 1.80%
Canadian Tire Corp. Ltd. Class A	9,894	1,058,625
Gildan Activewear Inc.	27,540	915,242
Magna International Inc. Class A	47,430	2,663,177
Restaurant Brands International Inc.[a]	23,766	911,273
Shaw Communications Inc. Class B	55,488	1,208,918
Thomson Reuters Corp.	42,534	1,620,343

		8,377,578
DENMARK — 0.34%
Pandora A/S	14,892	1,599,234

		1,599,234
FINLAND — 0.08%
Nokian Renkaat OYJ[a]	12,342	386,553

		386,553
FRANCE — 5.75%
Accor SA	19,992	1,008,393
Christian Dior SE	5,916	1,154,190
Cie. Generale des Etablissements Michelin Class B	23,256	2,435,453
Hermes International	3,106	1,157,952
Kering	8,874	1,583,469
Lagardere SCA	12,342	359,738
LVMH Moet Hennessy Louis Vuitton SE	31,824	5,572,271
Peugeot SAb	52,836	1,085,855
Publicis Groupe SA	22,848	1,688,324
Renault SA	24,378	2,537,471
SES SA	53,754	1,804,867
Sodexo SA	11,628	1,103,585
Valeo SA	9,282	1,461,842
Vivendi SA	150,042	3,782,375

		26,735,785
GERMANY — 4.61%
adidas AG	24,174	1,849,065
Bayerische Motoren Werke AG	37,944	4,150,776
Continental AG	12,648	2,991,112
Daimler AG Registered	116,892	10,632,880
ProSiebenSat.1 Media AG Registered	23,256	1,147,894
Volkswagen AG	2,754	636,868

		21,408,595
HONG KONG — 0.75%
Galaxy Entertainment Group Ltd.[a]	306,000	1,219,650
Michael Kors Holdings Ltd.[b]	24,072	1,013,191

Security	Shares	Value

Sands China Ltd.	367,200	$1,236,228

		3,469,069
ITALY — 0.45%
Luxottica Group SpA	15,606	1,037,206
Mediaset SpA	72,624	348,917
Pirelli & C. SpA	40,800	688,255

		2,074,378
JAPAN — 14.22%
Aisin Seiki Co. Ltd.	30,600	1,302,873
Bridgestone Corp.	81,600	3,019,197
Denso Corp.	61,200	3,048,872
Dentsu Inc.	30,600	1,585,453
Fast Retailing Co. Ltd.	6,200	2,815,119
Fuji Heavy Industries Ltd.	81,600	3,006,193
Honda Motor Co. Ltd.	214,200	6,934,608
Isuzu Motors Ltd.	81,600	1,071,973
Nikon Corp.[a]	51,000	590,169
Nissan Motor Co. Ltd.	316,200	3,294,692
Nitori Holdings Co. Ltd.	10,200	831,905
Oriental Land Co. Ltd./Japan	26,000	1,660,524
Panasonic Corp.	275,400	3,784,457
Sega Sammy Holdings Inc.	30,600	400,114
Sekisui House Ltd.	71,400	1,134,324
Sharp Corp./Japan[a,b]	204,000	248,404
Sony Corp.[b]	132,600	3,751,031
Sumitomo Electric Industries Ltd.	102,000	1,581,286
Suzuki Motor Corp.	51,000	1,723,409
Toyota Industries Corp.	22,800	1,300,568
Toyota Motor Corp.	336,600	22,564,702
Yamada Denki Co. Ltd.	108,800	435,680

		66,085,553
MEXICO — 0.46%
Grupo Televisa SAB	275,400	2,143,257

		2,143,257
NETHERLANDS — 1.26%
Altice SAa,b	10,200	1,404,126
Fiat Chrysler Automobiles NVb	104,856	1,535,153
Reed Elsevier NV	78,948	1,871,431
Wolters Kluwer NV	35,088	1,041,688

		5,852,398
SOUTH KOREA — 0.10%
Hyundai Motor Co. GDR[c]	7,549	460,202

		460,202
SPAIN — 0.90%
Inditex SA	128,826	4,184,848

		4,184,848
SWEDEN — 1.13%
Electrolux AB Class B	28,560	894,232

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2015

Security	Shares	Value

Hennes & Mauritz AB Class B	113,322	$4,359,431

		5,253,663
SWITZERLAND — 1.38%
Cie. Financiere Richemont SA Class A Registered	60,588	4,930,413
Swatch Group AG (The) Bearer	3,774	1,470,348

		6,400,761
UNITED KINGDOM — 6.34%
Burberry Group PLC	52,326	1,292,825
Carnival PLC	25,398	1,297,763
Compass Group PLC	201,654	3,339,498
Daily Mail & General Trust PLC Class A NVS	34,680	506,688
GKN PLC	226,644	1,192,302
InterContinental Hotels Group PLC[a]	28,866	1,164,902
ITV PLC	436,152	1,806,071
Kingfisher PLC	286,620	1,565,515
Ladbrokes PLC	128,724	262,773
Marks & Spencer Group PLC	190,638	1,607,016
Next PLC	18,972	2,222,877
Pearson PLC	95,676	1,813,160
Persimmon PLC	34,068	1,058,180
Reed Elsevier PLC	131,274	2,136,806
Sky PLC	127,908	2,086,039
UBM PLC	52,042	437,469
Whitbread PLC	20,706	1,610,632
William Hill PLC	103,020	653,101
WPP PLC	151,980	3,408,411

		29,462,028
UNITED STATES — 58.34%
Amazon.com Inc.[b]	44,472	19,304,851
AutoNation Inc.[b]	8,262	520,341
AutoZone Inc.[a,b]	3,774	2,516,881
Bed Bath & Beyond Inc.[b]	21,420	1,477,552
Best Buy Co. Inc.	33,456	1,091,000
BorgWarner Inc.	27,336	1,553,778
Cablevision Systems Corp. Class A	24,990	598,261
CarMax Inc.[a,b]	24,072	1,593,807
Carnival Corp.	51,714	2,554,154
CBS Corp. Class B NVS	53,040	2,943,720
Chipotle Mexican Grill Inc.[b]	3,570	2,159,814
Coach Inc.	32,232	1,115,550
Comcast Corp. Class A	293,760	17,666,726
Darden Restaurants Inc.	13,974	993,272
Delphi Automotive PLC	34,170	2,907,525
DIRECTV[b]	58,854	5,461,063
Discovery Communications Inc. Class Aa,b	22,134	736,177
Discovery Communications Inc. Class C NVS[b]	27,438	852,773
Dollar General Corp.	35,088	2,727,741
Dollar Tree Inc.[b]	23,358	1,845,048
DR Horton Inc.	37,944	1,038,148
Expedia Inc.	11,220	1,226,907
Family Dollar Stores Inc.	12,138	956,596
Ford Motor Co.	468,588	7,033,506
Fossil Group Inc.[a,b]	6,018	417,409
GameStop Corp. Class Aa	12,648	543,358
Gannett Co. Inc.[b]	12,240	171,238
Gap Inc. (The)	32,028	1,222,509
Garmin Ltd.	14,280	627,320

Security	Shares	Value

General Motors Co.	160,038	$5,334,067
Genuine Parts Co.	17,544	1,570,714
Goodyear Tire & Rubber Co. (The)	32,538	981,021
H&R Block Inc.	30,702	910,314
Hanesbrands Inc.	45,186	1,505,598
Harley-Davidson Inc.	26,724	1,505,897
Harman International Industries Inc.	7,854	934,155
Hasbro Inc.	12,852	961,201
Home Depot Inc. (The)	151,878	16,878,202
Interpublic Group of Companies Inc. (The)	42,840	825,527
Johnson Controls Inc.	77,928	3,859,774
Kohl’s Corp.	23,256	1,456,058
L Brands Inc.	28,662	2,457,193
Leggett & Platt Inc.	15,198	739,839
Lennar Corp. Class A	20,196	1,030,804
Lowe’s Companies Inc.	109,446	7,329,599
Macy’s Inc.	40,086	2,704,602
Marriott International Inc./MD Class A	23,154	1,722,426
Mattel Inc.	42,228	1,084,837
McDonald’s Corp.	112,506	10,695,945
Mohawk Industries Inc.[b]	7,140	1,363,026
Netflix Inc.[b]	7,038	4,623,544
Newell Rubbermaid Inc.	30,600	1,257,966
News Corp. Class Ab	54,060	788,735
NIKE Inc. Class B	81,192	8,770,360
Nordstrom Inc.	17,340	1,291,830
O’Reilly Automotive Inc.[b]	11,730	2,650,745
Omnicom Group Inc.	28,764	1,998,810
Priceline Group Inc. (The)[b]	6,018	6,928,945
PulteGroup Inc.	37,536	756,350
PVH Corp.	10,098	1,163,290
Ralph Lauren Corp.	7,548	999,053
Ross Stores Inc.	48,552	2,360,113
Royal Caribbean Cruises Ltd.	18,870	1,484,880
Scripps Networks Interactive Inc. Class A	12,138	793,461
Staples Inc.	75,072	1,149,352
Starbucks Corp.	173,604	9,307,778
Starwood Hotels & Resorts Worldwide Inc.	19,788	1,604,609
Target Corp.	74,562	6,086,496
TEGNA Inc.	24,480	785,074
Tiffany & Co.	13,056	1,198,541
Time Warner Cable Inc.	32,640	5,815,469
Time Warner Inc.	96,186	8,407,618
TJX Companies Inc. (The)	80,478	5,325,229
Tractor Supply Co.	15,402	1,385,256
TripAdvisor Inc.[a,b]	12,852	1,119,923
Twenty-First Century Fox Inc. Class A	208,386	6,781,922
Under Armour Inc. Class Ab	19,176	1,600,045
Urban Outfitters Inc.[b]	12,036	421,260
VF Corp.	39,780	2,774,257
Viacom Inc. Class B NVS	44,268	2,861,484
Walt Disney Co. (The)	181,152	20,676,689
Whirlpool Corp.	8,976	1,553,297
Wyndham Worldwide Corp.	13,668	1,119,546
Wynn Resorts Ltd.	9,792	966,177
Yum! Brands Inc.	50,082	4,511,387

		271,027,315

TOTAL COMMON STOCKS
(Cost: $452,684,733)		455,621,335

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

June 30, 2015

Security	Shares	Value

PREFERRED STOCKS — 1.65%

GERMANY — 1.30%
Porsche Automobil Holding SE	18,768	$1,580,267
Volkswagen AG	19,176	4,444,107

		6,024,374
SOUTH KOREA — 0.35%
Hyundai Motor Co. GDR[a,d]	35,802	1,637,941

		1,637,941

TOTAL PREFERRED STOCKS
(Cost: $8,319,116)		7,662,315

SHORT-TERM INVESTMENTS — 2.07%

MONEY MARKET FUNDS — 2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[e,f,g]	8,754,068	8,754,068
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[e,f,g]	510,486	510,486
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	346,826	346,826

		9,611,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,611,380)		9,611,380

TOTAL INVESTMENTS IN SECURITIES — 101.78%
(Cost: $470,615,229)		472,895,030
Other Assets, Less Liabilities — (1.78)%		(8,285,970)

NET ASSETS — 100.00%		$464,609,060

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

89

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.97%

AUSTRALIA — 1.90%
Wesfarmers Ltd.	223,698	$6,710,595
Woolworths Ltd.	248,400	5,147,209

		11,857,804
BELGIUM — 3.40%
Anheuser-Busch InBev NV	158,834	19,024,579
Colruyt SA	12,282	549,642
Delhaize Group SA	20,010	1,651,178

		21,225,399
BRAZIL — 1.31%
Ambev SA ADR	892,308	5,443,079
BRF SA ADR	130,548	2,729,758

		8,172,837
CANADA — 1.46%
Alimentation Couche-Tard Inc. Class B	82,800	3,543,597
George Weston Ltd.	9,246	726,601
Loblaw Companies Ltd.	44,574	2,252,175
Metro Inc.	50,370	1,352,399
Saputo Inc.	50,646	1,225,532

		9,100,304
CHILE — 0.09%
Cencosud SA ADR[a]	74,796	539,279

		539,279
CHINA — 0.23%
Want Want China Holdings Ltd.[a]	1,390,000	1,470,226

		1,470,226
DENMARK — 0.31%
Carlsberg A/S Class B	21,114	1,915,785

		1,915,785
FRANCE — 4.17%
Carrefour SA	128,616	4,115,689
Casino Guichard Perrachon SAa	11,040	835,837
Danone SA	116,610	7,534,458
L’Oreal SA	49,816	8,880,798
Pernod Ricard SA	40,848	4,715,130

		26,081,912
GERMANY — 0.39%
Beiersdorf AG	18,906	1,582,829
METRO AG	27,181	856,462

		2,439,291

Security	Shares	Value

IRELAND — 0.33%
Kerry Group PLC Class A	27,738	$2,054,919

		2,054,919
JAPAN — 6.11%
Aeon Co. Ltd.	179,417	2,547,600
Ajinomoto Co. Inc.	121,000	2,621,922
Asahi Group Holdings Ltd.	93,598	2,977,405
Japan Tobacco Inc.	222,400	7,925,266
Kao Corp.	96,600	4,494,290
Kirin Holdings Co. Ltd.	180,796	2,491,089
Lawson Inc.	13,800	945,074
NH Foods Ltd.	40,000	913,333
Nissin Foods Holdings Co. Ltd.	17,900	785,543
Seven & I Holdings Co. Ltd.	153,137	6,582,770
Shiseido Co. Ltd.	75,700	1,718,585
Unicharm Corp.	96,600	2,296,880
Yakult Honsha Co. Ltd.	31,620	1,876,036

		38,175,793
MEXICO — 1.00%
Fomento Economico Mexicano SAB de CV	417,009	3,719,970
Wal-Mart de Mexico SAB de CV	1,035,010	2,521,784

		6,241,754
NETHERLANDS — 3.24%
Heineken NV	41,814	3,171,324
Koninklijke Ahold NV	172,214	3,223,598
Unilever NV CVA	333,125	13,864,975

		20,259,897
NORWAY — 0.20%
Orkla ASA	157,872	1,238,094

		1,238,094
SPAIN — 0.13%
Distribuidora Internacional de Alimentacion SA	110,512	843,457

		843,457
SWEDEN — 0.68%
Svenska Cellulosa AB SCA Class B	121,440	3,085,213
Swedish Match AB	41,814	1,188,278

		4,273,491
SWITZERLAND — 7.25%
Nestle SA Registered	626,926	45,281,157

		45,281,157
UNITED KINGDOM — 13.61%
Associated British Foods PLC	69,138	3,121,735
British American Tobacco PLC	362,664	19,477,857
Diageo PLC	487,830	14,124,344
Imperial Tobacco Group PLC	186,162	8,979,472

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

June 30, 2015

Security	Shares	Value

J Sainsbury PLC[a]	254,748	$1,062,904
Reckitt Benckiser Group PLC	127,374	10,993,624
SABMiller PLC	191,544	9,953,014
Tate & Lyle PLC	93,840	766,690
Tesco PLC	1,558,158	5,208,571
Unilever PLC	235,290	10,102,111
Wm Morrison Supermarkets PLC	450,018	1,279,600

		85,069,922
UNITED STATES — 53.16%
Altria Group Inc.	382,248	18,695,750
Archer-Daniels-Midland Co.	119,760	5,774,827
Brown-Forman Corp. Class B	30,222	3,027,640
Campbell Soup Co.	35,328	1,683,379
Clorox Co. (The)	26,220	2,727,404
Coca-Cola Co. (The)	761,600	29,877,568
Coca-Cola Enterprises Inc.	42,228	1,834,384
Colgate-Palmolive Co.	164,904	10,786,371
ConAgra Foods Inc.	83,628	3,656,216
Constellation Brands Inc. Class A	32,844	3,810,561
Costco Wholesale Corp.	84,867	11,462,137
CVS Health Corp.	217,902	22,853,562
Dr. Pepper Snapple Group Inc.	38,226	2,786,675
Estee Lauder Companies Inc. (The) Class A	43,470	3,767,110
General Mills Inc.	116,740	6,504,753
Hershey Co. (The)	29,118	2,586,552
Hormel Foods Corp.	26,220	1,478,021
JM Smucker Co. (The)	18,902	2,049,166
Kellogg Co.	49,956	3,132,241
Keurig Green Mountain Inc.	22,486	1,723,102
Kimberly-Clark Corp.	70,652	7,486,993
Kraft Foods Group Inc.	114,678	9,763,685
Kroger Co. (The)	94,801	6,874,021
McCormick & Co. Inc./MD	25,254	2,044,311
Mead Johnson Nutrition Co.	39,468	3,560,803
Molson Coors Brewing Co. Class B	30,772	2,148,193
Mondelez International Inc. Class A	316,123	13,005,300
Monster Beverage Corp.[b]	28,290	3,791,426
PepsiCo Inc.	286,611	26,752,271
Philip Morris International Inc.	301,392	24,162,597
Procter & Gamble Co. (The)	524,676	41,050,650
Reynolds American Inc.	81,032	6,049,849
Sysco Corp.	113,850	4,109,985
Tyson Foods Inc. Class A	56,718	2,417,888
Wal-Mart Stores Inc.	306,222	21,720,327
Walgreens Boots Alliance Inc.	168,492	14,227,465
Whole Foods Market Inc.	69,410	2,737,530

		332,120,713

TOTAL COMMON STOCKS
(Cost: $539,098,865)		618,362,034

Security	Shares	Value

PREFERRED STOCKS — 0.62%

GERMANY — 0.62%
Henkel AG & Co. KGaA	34,359	$3,851,249

		3,851,249

TOTAL PREFERRED STOCKS
(Cost: $2,948,576)		3,851,249

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	3,087,923	3,087,923
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	180,070	180,070
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	519,667	519,667

		3,787,660

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,787,660)		3,787,660

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $545,835,101)		626,000,943
Other Assets, Less Liabilities — (0.19)%		(1,197,556)

NET ASSETS — 100.00%		$624,803,387

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

91

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.00%

AUSTRALIA — 2.00%
Caltex Australia Ltd.	122,832	$3,006,916
Oil Search Ltd.	523,036	2,866,299
Origin Energy Ltd.	503,258	4,630,045
Santos Ltd.	450,169	2,709,179
Woodside Petroleum Ltd.	317,640	8,356,846

		21,569,285
AUSTRIA — 0.17%
OMV AG	64,990	1,787,125

		1,787,125
BRAZIL — 0.39%
Ultrapar Participacoes SA ADR	200,594	4,216,486

		4,216,486
CANADA — 9.04%
ARC Resources Ltd.	152,003	2,605,522
Cameco Corp.	176,363	2,524,416
Canadian Natural Resources Ltd.	483,861	13,138,602
Canadian Oil Sands Ltd.	210,543	1,703,299
Cenovus Energy Inc.	365,652	5,848,909
Crescent Point Energy Corp.	198,269	4,070,355
Enbridge Inc.	379,606	17,760,252
Encana Corp.	368,137	4,060,432
Husky Energy Inc.	132,888	2,542,909
Imperial Oil Ltd.	115,582	4,467,004
Inter Pipeline Ltd.	148,956	3,424,276
Pembina Pipeline Corp.	152,140	4,919,614
Suncor Energy Inc.	640,927	17,660,210
TransCanada Corp.	316,246	12,858,061

		97,583,861
CHINA — 2.84%
China Petroleum & Chemical Corp. Class H	11,414,400	9,849,964
CNOOC Ltd.	7,193,000	10,206,061
PetroChina Co. Ltd. Class H	9,440,000	10,532,792

		30,588,817
COLOMBIA — 0.15%
Ecopetrol SA ADR	122,776	1,628,010

		1,628,010
FRANCE — 5.05%
Technip SA	52,095	3,222,616
Total SA	1,055,893	51,259,055

		54,481,671
ITALY — 2.33%
Eni SpA	1,191,835	21,140,844

Security	Shares	Value

Saipem SpA[a,b]	110,039	$1,161,687
Tenaris SA	211,768	2,850,299

		25,152,830
JAPAN — 0.96%
INPEX Corp.	482,900	5,491,402
JX Holdings Inc.	1,139,520	4,918,845

		10,410,247
NORWAY — 1.04%
Seadrill Ltd.[a]	164,311	1,706,286
Statoil ASA	471,663	8,399,109
Subsea 7 SAb	117,973	1,150,865

		11,256,260
PORTUGAL — 0.15%
Galp Energia SGPS SA	139,955	1,640,466

		1,640,466
SPAIN — 0.70%
Repsol SA	428,916	7,526,896

		7,526,896
UNITED KINGDOM — 15.39%
Amec Foster Wheeler PLC	175,306	2,253,879
BG Group PLC	1,511,590	25,187,263
BP PLC	8,099,719	53,520,520
Noble Corp. PLC	105,266	1,620,044
Petrofac Ltd.	111,446	1,622,135
Royal Dutch Shell PLC Class A	1,738,981	48,858,920
Royal Dutch Shell PLC Class B	1,086,220	30,868,957
Tullow Oil PLC	393,594	2,102,761

		166,034,479
UNITED STATES — 58.79%
Anadarko Petroleum Corp.	225,256	17,583,483
Apache Corp.	167,130	9,631,702
Baker Hughes Inc.	193,659	11,948,760
Cabot Oil & Gas Corp.	184,600	5,822,284
Cameron International Corp.[b]	84,880	4,445,166
Chesapeake Energy Corp.	226,586	2,530,966
Chevron Corp.	837,238	80,768,350
Cimarex Energy Co.	41,555	4,583,932
ConocoPhillips	547,804	33,640,644
CONSOL Energy Inc.	101,464	2,205,827
Devon Energy Corp.	171,319	10,191,767
Diamond Offshore Drilling Inc.[a]	30,282	781,578
Ensco PLC Class A	104,030	2,316,748
EOG Resources Inc.	244,045	21,366,140
EQT Corp.	68,120	5,540,881
Exxon Mobil Corp.	1,860,711	154,811,155
FMC Technologies Inc.[a,b]	103,595	4,298,157
Halliburton Co.	377,849	16,273,956
Helmerich & Payne Inc.	47,380	3,336,500
Hess Corp.	107,845	7,212,674
Kinder Morgan Inc./DE	772,664	29,662,571
Marathon Oil Corp.	298,798	7,930,099

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

June 30, 2015

Security	Shares	Value

Marathon Petroleum Corp.	241,329	$12,623,920
Murphy Oil Corp.	74,778	3,108,522
National Oilwell Varco Inc.	172,548	8,330,617
Newfield Exploration Co.[b]	71,189	2,571,347
Noble Energy Inc.	171,699	7,328,113
Occidental Petroleum Corp.	342,567	26,641,436
ONEOK Inc.	92,255	3,642,227
Phillips 66	240,954	19,411,254
Pioneer Natural Resources Co.	66,281	9,192,512
Range Resources Corp.	73,951	3,651,700
Schlumberger Ltd.	565,153	48,710,537
Southwestern Energy Co.[a,b]	170,660	3,879,102
Spectra Energy Corp.	301,944	9,843,374
Tesoro Corp.	56,037	4,730,083
Transocean Ltd.	151,822	2,447,371
Valero Energy Corp.	225,985	14,146,661
Williams Companies Inc. (The)	299,619	17,195,134

		634,337,250

TOTAL COMMON STOCKS
(Cost: $1,231,755,318)		1,068,213,683

PREFERRED STOCKS — 0.69%

BRAZIL — 0.69%
Petroleo Brasileiro SA ADR[b]	910,665	7,431,026

		7,431,026

TOTAL PREFERRED STOCKS
(Cost: $22,548,797)		7,431,026

RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SAb	440,232	228,085

		228,085

TOTAL RIGHTS
(Cost: $242,966)		228,085

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	6,835,009	6,835,009
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	398,578	398,578

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,077,381	$1,077,381

		8,310,968

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,310,968)		8,310,968

TOTAL INVESTMENTS IN SECURITIES — 100.48%
(Cost: $1,262,858,049)		1,084,183,762
Other Assets, Less Liabilities — (0.48)%		(5,130,712)

NET ASSETS — 100.00%		$1,079,053,050

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

93

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.60%

AUSTRALIA — 6.94%
AMP Ltd.	123,453	$571,213
ASX Ltd.	8,316	255,028
Australia & New Zealand Banking Group Ltd.	113,454	2,807,864
Commonwealth Bank of Australia	66,825	4,372,421
Dexus Property Group	43,362	243,295
Federation Centres	129,393	290,398
Goodman Group	67,617	325,855
GPT Group (The)	77,913	256,303
Insurance Australia Group Ltd.	102,168	438,177
Lend Lease Group	24,255	280,195
Macquarie Group Ltd.	14,058	879,525
Medibank Pvt Ltd.[a]	129,294	199,744
Mirvac Group	152,856	217,347
National Australia Bank Ltd.	106,821	2,734,838
QBE Insurance Group Ltd.	57,519	604,338
Scentre Group	227,205	654,862
Stockland	99,396	313,223
Suncorp Group Ltd.	55,143	569,202
Westfield Corp.	79,497	557,245
Westpac Banking Corp.	127,314	3,145,991

		19,717,064
AUSTRIA — 0.13%
Erste Group Bank AGa	12,474	354,065

		354,065
BELGIUM — 0.51%
Ageas	8,910	343,046
Groupe Bruxelles Lambert SA	2,673	215,030
KBC Groep NV	13,365	892,583

		1,450,659
BRAZIL — 0.16%
Banco do Brasil SA ADR	59,400	462,132

		462,132
CANADA — 5.90%
Bank of Montreal	26,532	1,572,857
Bank of Nova Scotia (The)	49,797	2,571,519
Brookfield Asset Management Inc. Class A	36,927	1,290,796
Canadian Imperial Bank of Commerce/Canada	16,335	1,204,665
Manulife Financial Corp.	81,972	1,523,946
National Bank of Canada	13,464	506,012
Power Corp. of Canada	14,553	372,320
Royal Bank of Canada	59,598	3,646,197
Sun Life Financial Inc.	25,542	853,139
Toronto-Dominion Bank (The)	76,032	3,230,195

		16,771,646

Security	Shares	Value

CHILE — 0.11%
Banco de Chile ADR	2,130	$140,325
Banco Santander Chile ADR	7,821	158,375

		298,700
CHINA — 2.98%
China Construction Bank Corp. Class H	3,465,720	3,165,061
China Life Insurance Co. Ltd. Class H	297,000	1,292,962
Industrial & Commercial Bank of China Ltd. Class H	3,366,000	2,674,547
Ping An Insurance Group Co. of China Ltd. Class H	99,000	1,337,018

		8,469,588
COLOMBIA — 0.09%
Bancolombia SA ADR	5,940	255,420

		255,420
DENMARK — 0.33%
Danske Bank A/S	32,076	942,834

		942,834
FINLAND — 0.33%
Sampo OYJ Class A	19,800	932,084

		932,084
FRANCE — 2.77%
AXA SA	80,388	2,026,931
BNP Paribas SA	42,867	2,586,334
Credit Agricole SA	46,431	690,124
Societe Generale SA	32,967	1,537,962
Unibail-Rodamco SE	4,059	1,025,259

		7,866,610
GERMANY — 2.45%
Allianz SE Registered	18,711	2,912,437
Commerzbank AGa	42,174	538,743
Deutsche Bank AG Registered	56,727	1,703,381
Deutsche Boerse AG	8,415	696,167
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	6,336	1,122,472

		6,973,200
HONG KONG — 3.02%
AIA Group Ltd.	514,800	3,370,001
BOC Hong Kong Holdings Ltd.	198,000	824,941
Cheung Kong Property Holdings Ltd.[a]	99,500	825,257
Hang Seng Bank Ltd.	39,600	773,862
Hong Kong Exchanges and Clearing Ltd.	48,800	1,722,231
Sun Hung Kai Properties Ltd.	65,000	1,053,073

		8,569,365
IRELAND — 0.16%
Bank of Ireland[a]	1,142,658	460,880
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		460,881

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2015

Security	Shares	Value

ITALY — 2.03%
Assicurazioni Generali SpA	55,935	$1,007,136
Banca Monte dei Paschi di Siena SpA[a]	169,917	330,555
Banco Popolare SCa	14,196	233,462
Intesa Sanpaolo SpA	595,981	2,159,465
Mediobanca SpA	23,760	232,833
UniCredit SpA	226,878	1,523,044
Unione di Banche Italiane SpA	35,006	280,632

		5,767,127
JAPAN — 7.17%
Dai-ichi Life Insurance Co. Ltd. (The)	49,500	973,495
Daiwa House Industry Co. Ltd.	29,700	692,470
Daiwa Securities Group Inc.	99,000	742,065
Mitsubishi Estate Co. Ltd.	55,000	1,185,041
Mitsubishi UFJ Financial Group Inc.	584,100	4,199,658
Mitsui Fudosan Co. Ltd.	41,000	1,148,261
Mizuho Financial Group Inc.	990,000	2,143,995
MS&AD Insurance Group Holdings Inc.	19,800	616,985
Nomura Holdings Inc.	158,400	1,075,202
ORIX Corp.	49,500	736,645
Resona Holdings Inc.	79,200	432,683
Shinsei Bank Ltd.	99,000	199,837
Sompo Japan Nipponkoa Holdings Inc.	19,800	726,774
Sumitomo Mitsui Financial Group Inc.	59,400	2,649,978
Sumitomo Mitsui Trust Holdings Inc.	198,270	908,349
Sumitomo Realty & Development Co. Ltd.	20,000	701,753
Tokio Marine Holdings Inc.	29,700	1,236,398

		20,369,589
MEXICO — 0.25%
Grupo Elektra SAB de CV	2,971	66,378
Grupo Financiero Banorte SAB de CV	118,800	652,956

		719,334
NETHERLANDS — 1.08%
Aegon NV	61,281	450,097
ING Groep NV CVA	158,796	2,620,341

		3,070,438
NORWAY — 0.21%
DNB ASA	36,630	608,987

		608,987
PERU — 0.13%
Credicorp Ltd.	2,673	371,333

		371,333
SINGAPORE — 1.06%
DBS Group Holdings Ltd.	73,100	1,123,237
Oversea-Chinese Banking Corp. Ltd.[b]	118,800	898,169
United Overseas Bank Ltd.	57,700	988,592

		3,009,998
SOUTH KOREA — 0.43%
KB Financial Group Inc. ADR	13,102	430,662
Shinhan Financial Group Co. Ltd. ADR	21,681	803,498

		1,234,160

Security	Shares	Value

SPAIN — 2.87%
Banco Bilbao Vizcaya Argentaria SA	257,598	$2,523,442
Banco de Sabadell SA	196,631	474,321
Banco de Sabadell SA New	4,711	11,364
Banco Popular Espanol SA	79,596	385,429
Banco Santander SA	582,318	4,064,200
Bankia SAa	188,694	239,256
CaixaBank SA	95,535	442,386

		8,140,398
SWEDEN — 1.90%
Investment AB Kinnevik Class B	9,801	309,592
Investor AB Class B	19,305	718,688
Nordea Bank AB	129,888	1,618,610
Skandinaviska Enskilda Banken AB Class A	70,983	906,803
Svenska Handelsbanken AB Class A	60,984	889,312
Swedbank AB Class A	41,283	961,736

		5,404,741
SWITZERLAND — 3.21%
Baloise Holding AG Registered	1,980	241,528
Credit Suisse Group AG Registered	59,994	1,649,827
GAM Holding AG	6,237	131,140
Julius Baer Group Ltd.	9,207	516,727
Swiss Life Holding AG Registered	1,287	294,844
Swiss Re AG	14,157	1,253,536
UBS Group AG	148,500	3,150,987
Zurich Insurance Group AG	6,138	1,869,215

		9,107,804
UNITED KINGDOM — 8.57%
3i Group PLC	40,532	329,241
Aberdeen Asset Management PLC	38,610	245,317
Aviva PLC	164,736	1,275,971
Barclays PLC	623,997	2,556,444
British Land Co. PLC (The)	44,055	549,779
Direct Line Insurance Group PLC	56,719	299,539
Hammerson PLC	33,165	321,036
HSBC Holdings PLC	801,603	7,187,145
Land Securities Group PLC	34,551	654,234
Legal & General Group PLC	251,757	985,491
Lloyds Banking Group PLC	2,185,326	2,929,582
London Stock Exchange Group PLC	13,167	490,774
Man Group PLC	69,498	171,491
Old Mutual PLC	189,981	602,048
Provident Financial PLC	6,237	287,107
Prudential PLC	106,029	2,555,472
Royal Bank of Scotland Group PLC[a]	50,292	278,016
RSA Insurance Group PLC	43,857	273,964
Schroders PLC	4,455	222,523
SEGRO PLC	31,383	200,287
Standard Chartered PLC	84,942	1,361,265
Standard Life PLC	81,642	570,089

		24,346,815

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2015

Security	Shares	Value

UNITED STATES — 43.81%
ACE Ltd.	13,464	$1,369,020
Affiliated Managers Group Inc.[a]	2,178	476,111
Aflac Inc.	18,018	1,120,720
Allstate Corp. (The)	17,127	1,111,029
American Express Co.	36,036	2,800,718
American International Group Inc.	55,143	3,408,940
American Tower Corp.	17,523	1,634,721
Ameriprise Financial Inc.	7,425	927,605
Aon PLC	11,781	1,174,330
Apartment Investment & Management Co. Class A	6,534	241,301
Assurant Inc.	2,970	198,990
AvalonBay Communities Inc.	5,422	866,815
Bank of America Corp.	431,442	7,343,143
Bank of New York Mellon Corp. (The)	47,124	1,977,794
BB&T Corp.	29,601	1,193,216
Berkshire Hathaway Inc. Class Ba	75,240	10,240,916
BlackRock Inc.[c]	5,148	1,781,105
Boston Properties Inc.	6,435	778,892
Capital One Financial Corp.	22,770	2,003,077
CBRE Group Inc. Class Aa	11,682	432,234
Charles Schwab Corp. (The)	47,916	1,564,457
Chubb Corp. (The)	9,702	923,048
Cincinnati Financial Corp.	5,247	263,294
Citigroup Inc.	124,542	6,879,700
CME Group Inc./IL	13,266	1,234,534
Comerica Inc.	7,227	370,890
Crown Castle International Corp.	13,959	1,120,908
Discover Financial Services	18,216	1,049,606
E*TRADE Financial Corp.[a]	12,276	367,666
Equinix Inc.	2,376	603,504
Equity Residential	14,949	1,048,971
Essex Property Trust Inc.	2,772	589,050
Fifth Third Bancorp	32,472	676,067
Franklin Resources Inc.	15,543	762,073
General Growth Properties Inc.	26,334	675,730
Genworth Financial Inc. Class Aa	19,899	150,635
Goldman Sachs Group Inc. (The)	16,632	3,472,595
Hartford Financial Services Group Inc. (The)	17,424	724,316
HCP Inc.	18,909	689,611
Health Care REIT Inc.	14,652	961,611
Host Hotels & Resorts Inc.	30,393	602,693
Hudson City Bancorp Inc.	18,117	178,996
Huntington Bancshares Inc./OH	33,165	375,096
Intercontinental Exchange Inc.	4,653	1,040,457
Invesco Ltd.	17,523	656,937
Iron Mountain Inc.	8,118	251,658
JPMorgan Chase & Co.	152,361	10,323,981
KeyCorp	34,650	520,443
Kimco Realty Corp.	16,434	370,422
Legg Mason Inc.	3,960	204,059
Leucadia National Corp.	12,573	305,272
Lincoln National Corp.	10,395	615,592
Loews Corp.	11,682	449,874
M&T Bank Corp.	5,247	655,508
Macerich Co. (The)	5,940	443,124
Marsh & McLennan Companies Inc.	22,473	1,274,219
McGraw Hill Financial Inc.	11,286	1,133,679
MetLife Inc.	45,738	2,560,871
Moody’s Corp.	7,524	812,291
Morgan Stanley	63,459	2,461,575
NASDAQ OMX Group Inc. (The)	5,247	256,106

Security	Shares	Value

Navient Corp.	16,434	$299,263
Northern Trust Corp.	9,405	719,106
People’s United Financial Inc.	10,989	178,132
Plum Creek Timber Co. Inc.	7,425	301,232
PNC Financial Services Group Inc. (The)[c]	21,087	2,016,972
Principal Financial Group Inc.	10,395	533,160
Progressive Corp. (The)	22,473	625,424
Prologis Inc.	21,186	786,001
Prudential Financial Inc.	18,612	1,628,922
Public Storage	5,940	1,095,158
Realty Income Corp.	9,702	430,672
Regions Financial Corp.	54,549	565,128
Simon Property Group Inc.	12,870	2,226,767
SL Green Realty Corp.	4,158	456,923
State Street Corp.	17,127	1,318,779
SunTrust Banks Inc.	20,691	890,127
T Rowe Price Group Inc.	10,989	854,175
Torchmark Corp.	5,795	337,385
Travelers Companies Inc. (The)	13,167	1,272,722
U.S. Bancorp/MN	71,973	3,123,628
Unum Group	10,395	371,621
Ventas Inc.	13,362	829,647
Vornado Realty Trust	7,227	686,059
Wells Fargo & Co.	191,961	10,795,887
Weyerhaeuser Co.	21,384	673,596
XL Group PLC	13,068	486,130
Zions BanCorp.	8,316	263,908

		124,468,320

TOTAL COMMON STOCKS
(Cost: $307,881,962)		280,143,292

PREFERRED STOCKS — 0.91%

BRAZIL — 0.91%
Banco Bradesco SA ADR	124,146	1,137,177
Itau Unibanco Holding SA ADR	131,472	1,439,619

		2,576,796

TOTAL PREFERRED STOCKS
(Cost: $3,283,931)		2,576,796

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	93,356	93,356
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	5,444	5,444

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	303,402	$303,402

		402,202

TOTAL SHORT-TERM INVESTMENTS
(Cost: $402,202)		402,202

TOTAL INVESTMENTS IN SECURITIES — 99.65%
(Cost: $311,568,095)		283,122,290
Other Assets, Less Liabilities — 0.35%		1,000,685

NET ASSETS — 100.00%		$284,122,975

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

97

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.67%

AUSTRALIA — 1.04%
CSL Ltd.	190,788	$12,679,930
Ramsay Health Care Ltd.	53,100	2,508,754
Sonic Healthcare Ltd.	172,662	2,835,970

		18,024,654
BELGIUM — 0.21%
UCB SA	50,241	3,604,457

		3,604,457
CANADA — 1.95%
Catamaran Corp.[a,b]	83,310	5,093,558
Valeant Pharmaceuticals International Inc.[a]	129,417	28,721,669

		33,815,227
DENMARK — 2.63%
Coloplast A/S Class B	48,333	3,169,839
Novo Nordisk A/S Class B	779,052	42,424,142

		45,593,981
FRANCE — 3.30%
Essilor International SA	79,812	9,515,138
Sanofi	485,556	47,738,410

		57,253,548
GERMANY — 4.13%
Bayer AG Registered	333,561	46,661,115
Fresenius Medical Care AG & Co. KGaA	86,490	7,135,024
Fresenius SE & Co. KGaA	158,988	10,194,661
Merck KGaA	52,782	5,256,411
QIAGEN NVa	97,620	2,396,707

		71,643,918
IRELAND — 5.59%
Allergan PLC[a]	158,034	47,956,998
Endo International PLC[a]	81,402	6,483,669
Medtronic PLC	574,908	42,600,683

		97,041,350
JAPAN — 4.03%
Astellas Pharma Inc.	921,975	13,151,697
Chugai Pharmaceutical Co. Ltd.	82,000	2,831,283
Daiichi Sankyo Co. Ltd.	254,100	4,701,364
Eisai Co. Ltd.	107,500	7,217,914
Hoya Corp.	158,700	6,364,082
Ono Pharmaceutical Co. Ltd.	42,000	4,589,057
Otsuka Holdings Co. Ltd.	222,300	7,091,473
Shionogi & Co. Ltd.	126,900	4,920,856
Taisho Pharmaceutical Holdings Co. Ltd.	21,100	1,426,037
Takeda Pharmaceutical Co. Ltd.	285,900	13,810,770

Security	Shares	Value

Terumo Corp.	158,700	$3,809,111

		69,913,644
NETHERLANDS — 0.64%
Mylan NVa	164,489	11,162,223

		11,162,223
SWITZERLAND — 11.30%
Actelion Ltd. Registered	41,337	6,050,935
Lonza Group AG Registered	21,621	2,889,586
Novartis AG Registered	1,092,582	107,732,525
Roche Holding AG	283,638	79,517,582

		196,190,628
UNITED KINGDOM — 5.67%
AstraZeneca PLC	504,633	31,896,253
GlaxoSmithKline PLC	1,967,982	40,931,985
Shire PLC	241,665	19,364,396
Smith & Nephew PLC	370,446	6,257,130

		98,449,764
UNITED STATES — 59.18%
Abbott Laboratories	608,295	29,855,119
AbbVie Inc.	694,152	46,640,073
Aetna Inc.	140,865	17,954,653
Agilent Technologies Inc.	135,459	5,226,008
Alexion Pharmaceuticals Inc.[a]	89,670	16,209,646
AmerisourceBergen Corp.	84,264	8,960,634
Amgen Inc.	306,213	47,009,820
Anthem Inc.	107,793	17,693,143
Baxter International Inc.	218,133	15,254,041
Becton Dickinson and Co.	84,267	11,936,421
Biogen Inc.[a]	94,758	38,276,547
Boston Scientific Corp.[a]	537,705	9,517,378
Bristol-Myers Squibb Co.	670,938	44,644,215
Cardinal Health Inc.	133,233	11,144,940
Celgene Corp.[a]	321,477	37,206,141
Cerner Corp.[a]	122,421	8,454,394
Cigna Corp.	104,295	16,895,790
CR Bard Inc.	29,889	5,102,052
DaVita HealthCare Partners Inc.[a]	69,318	5,508,701
DENTSPLY International Inc.	56,280	2,901,234
Edwards Lifesciences Corp.[a]	43,563	6,204,678
Eli Lilly & Co.	394,614	32,946,323
Express Scripts Holding Co.[a]	293,178	26,075,251
Gilead Sciences Inc.	598,748	70,101,416
HCA Holdings Inc.[a]	118,923	10,788,695
Henry Schein Inc.[a]	33,705	4,790,155
Hospira Inc.[a]	69,000	6,120,990
Humana Inc.	60,414	11,555,990
Intuitive Surgical Inc.[a]	14,625	7,085,812
Johnson & Johnson	1,119,609	109,117,093
Laboratory Corp. of America Holdings[a]	40,383	4,895,227
Mallinckrodt PLC[a]	47,061	5,540,021
McKesson Corp.	93,804	21,088,077
Merck & Co. Inc.	1,141,869	65,006,602
Patterson Companies Inc.	34,659	1,686,160
PerkinElmer Inc.	45,789	2,410,333
Perrigo Co. PLC	58,506	10,813,664

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

June 30, 2015

Security	Shares	Value

Pfizer Inc.	2,473,572	$82,938,869
Quest Diagnostics Inc.	58,188	4,219,794
Regeneron Pharmaceuticals Inc.[a,b]	30,207	15,409,497
St. Jude Medical Inc.	113,517	8,294,687
Stryker Corp.	120,513	11,517,427
Tenet Healthcare Corp.[a]	39,747	2,300,556
Thermo Fisher Scientific Inc.	160,260	20,795,338
UnitedHealth Group Inc.	384,756	46,940,232
Universal Health Services Inc. Class B	36,885	5,241,358
Varian Medical Systems Inc.[a]	40,065	3,378,681
Vertex Pharmaceuticals Inc.[a]	97,620	12,054,118
Waters Corp.[a]	33,705	4,327,048
Zimmer Biomet Holdings Inc.	68,364	7,467,400
Zoetis Inc.	202,551	9,767,009

		1,027,269,451

TOTAL COMMON STOCKS (Cost: $1,300,711,743)		1,729,962,845

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	134,588	134,588
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	7,848	7,848
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,173,678	1,173,678

		1,316,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,316,114)		1,316,114

TOTAL INVESTMENTS IN SECURITIES — 99.74% (Cost: $1,302,027,857)		1,731,278,959
Other Assets, Less Liabilities — 0.26%		4,483,671

NET ASSETS — 100.00%		$1,735,762,630

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

99

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.72%

AUSTRALIA — 1.39%
Asciano Ltd.	71,784	$366,902
Aurizon Holdings Ltd.	155,448	612,919
Brambles Ltd.	113,688	926,234
Sydney Airport	162,072	620,351
Transurban Group	139,392	996,371

		3,522,777
BRAZIL — 0.18%
Embraer SA ADR	14,904	451,442

		451,442
CANADA — 2.28%
Bombardier Inc. Class B	139,176	250,828
Canadian National Railway Co.	58,464	3,374,517
Canadian Pacific Railway Ltd.	11,088	1,776,460
SNC-Lavalin Group Inc.	11,160	375,084

		5,776,889
CHILE — 0.09%
LATAM Airlines Group SA ADR[a,b]	30,888	217,452

		217,452
DENMARK — 0.85%
AP Moeller — Maersk A/S Class B	509	921,405
DSV A/S	12,672	410,331
Vestas Wind Systems A/S	16,272	811,741

		2,143,477
FINLAND — 0.78%
Kone OYJ Class Ba	29,304	1,188,479
Metso OYJ	9,648	264,875
Wartsila OYJ Abp	11,232	525,867

		1,979,221
FRANCE — 5.52%
Airbus Group SE	44,424	2,880,738
Alstom SAb	15,912	451,207
Bouygues SA	13,176	492,317
Cie. de Saint-Gobain	36,072	1,618,508
Edenred	14,760	364,517
Legrand SA	19,296	1,082,720
Safran SA	23,688	1,604,441
Schneider Electric SE	42,480	2,931,222
Thales SA	6,984	421,450
Vallourec SA	8,928	182,240
Vinci SA	33,480	1,935,301

		13,964,661

Security	Shares	Value

GERMANY — 3.88%
Brenntag AG	11,232	$643,631
Deutsche Lufthansa AG Registered[b]	17,064	219,882
Deutsche Post AG Registered	69,552	2,030,752
GEA Group AG	12,744	568,116
MAN SE	2,376	244,588
Osram Licht AG	6,336	303,244
Siemens AG Registered	57,600	5,798,475

		9,808,688
HONG KONG — 1.05%
CK Hutchison Holdings Ltd.	180,020	2,644,843

		2,644,843
IRELAND — 1.22%
Allegion PLC	6,840	411,358
Pentair PLC	13,032	895,950
Ryanair Holdings PLC ADR	8,280	590,778
Tyco International PLC	30,528	1,174,717

		3,072,803
ITALY — 0.68%
Atlantia SpA	29,304	723,535
CNH Industrial NV	71,136	648,345
Finmeccanica SpA[b]	28,440	357,439

		1,729,319
JAPAN — 16.00%
ANA Holdings Inc.	216,000	586,226
Asahi Glass Co. Ltd.	72,000	432,477
Central Japan Railway Co.	14,400	2,601,332
Dai Nippon Printing Co. Ltd.	45,000	465,023
Daikin Industries Ltd.	21,600	1,554,974
East Japan Railway Co.	28,800	2,591,329
FANUC Corp.	14,400	2,951,432
ITOCHU Corp.	122,400	1,617,462
Japan Airlines Co. Ltd.	28,800	1,004,993
JGC Corp.	19,000	358,992
Kajima Corp.	72,000	338,332
Kawasaki Heavy Industries Ltd.	144,000	671,957
Kintetsu Group Holdings Co. Ltd.	144,000	490,729
Komatsu Ltd.	72,000	1,445,707
Kubota Corp.	85,000	1,348,650
LIXIL Group Corp.	21,600	428,946
Makita Corp.	8,500	461,243
Marubeni Corp.	122,400	702,501
Mitsubishi Corp.	115,200	2,534,372
Mitsubishi Electric Corp.	156,000	2,016,851
Mitsubishi Heavy Industries Ltd.	246,000	1,497,129
Mitsui & Co. Ltd.	129,600	1,760,798
Mitsui OSK Lines Ltd.	72,000	230,654
NGK Insulators Ltd.	19,000	489,887
Nidec Corp.	18,200	1,363,159
Nippon Express Co. Ltd.	72,000	354,219
Nippon Yusen KK	144,000	401,291
NSK Ltd.	33,400	516,156
Obayashi Corp.	72,000	525,444
Odakyu Electric Railway Co. Ltd.	42,000	392,318

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2015

Security	Shares	Value

Secom Co. Ltd.	14,400	$934,973
Shimizu Corp.	72,000	606,644
SMC Corp./Japan	4,800	1,446,100
Sumitomo Corp.	86,400	1,005,464
Taisei Corp.	72,000	413,648
Tokyu Corp.	72,000	482,491
Toppan Printing Co. Ltd.	72,000	602,525
Toshiba Corp.	296,000	1,018,396
TOTO Ltd.	20,000	360,561
West Japan Railway Co.	14,400	922,028
Yamato Holdings Co. Ltd.	28,800	557,689

		40,485,102
MEXICO — 0.21%
Alfa SAB de CV	280,800	537,417

		537,417
NETHERLANDS — 1.09%
Koninklijke Philips NV	67,680	1,720,834
PostNL NVb	31,968	142,012
Randstad Holding NV	9,288	604,467
TNT Express NV	33,696	285,673

		2,752,986
SINGAPORE — 0.68%
Jardine Matheson Holdings Ltd.[a]	18,800	1,066,900
Keppel Corp. Ltd.[a]	108,000	659,309

		1,726,209
SPAIN — 0.81%
Abertis Infraestructuras SA	28,512	467,308
ACS Actividades de Construccion y Servicios SA	14,184	456,019
Ferrovial SA	29,880	647,535
International Consolidated Airlines Group SAb	60,192	468,303

		2,039,165
SWEDEN — 3.01%
Alfa Laval AB	22,752	400,062
Assa Abloy AB	73,512	1,382,974
Atlas Copco AB Class A	46,512	1,300,486
Atlas Copco AB Class B	28,152	700,619
Sandvik AB	80,712	891,504
Securitas AB Class B	21,744	287,212
Skanska AB Class B	28,368	574,369
SKF AB Class B	27,576	628,457
Volvo AB Class B	116,928	1,450,062

		7,615,745
SWITZERLAND — 2.72%
ABB Ltd. Registered	155,664	3,261,357
Adecco SA Registered	12,240	994,078
Geberit AG Registered	2,736	912,537
Kuehne + Nagel International AG Registered	4,104	544,975
Schindler Holding AG Participation Certificates	3,168	518,311
SGS SA Registered	360	657,172

		6,888,430

Security	Shares	Value

UNITED KINGDOM — 5.41%
Aggreko PLC	18,720	$423,655
Ashtead Group PLC	36,648	633,423
Babcock International Group PLC	36,288	616,358
BAE Systems PLC	230,040	1,632,369
Bunzl PLC	23,472	641,573
Capita PLC	48,672	947,645
Cobham PLC	82,656	341,882
easyJet PLC	18,652	453,504
Experian PLC	75,024	1,367,507
FirstGroup PLC[b]	88,704	166,708
G4S PLC	114,192	482,378
Hays PLC	99,936	256,815
IMI PLC	20,016	354,141
Intertek Group PLC	11,664	449,427
Rentokil Initial PLC	131,976	307,187
Rolls-Royce Holdings PLC	135,864	1,858,958
Smiths Group PLC	28,944	513,924
Travis Perkins PLC	17,712	587,755
Weir Group PLC (The)	15,552	415,063
Wolseley PLC	19,296	1,232,992

		13,683,264
UNITED STATES — 51.87%
3M Co.	46,008	7,099,034
ADT Corp. (The)	12,528	420,565
American Airlines Group Inc.	50,256	2,006,973
AMETEK Inc.	17,424	954,487
Boeing Co. (The)	46,656	6,472,120
Caterpillar Inc.	43,920	3,725,294
CH Robinson Worldwide Inc.	10,656	664,828
Cintas Corp.	6,768	572,505
CSX Corp.	71,784	2,343,748
Cummins Inc.	12,168	1,596,320
Danaher Corp.	44,568	3,814,575
Deere & Co.	24,120	2,340,846
Delta Air Lines Inc.	59,616	2,449,025
Dover Corp.	11,664	818,580
Dun & Bradstreet Corp. (The)	2,592	316,224
Eaton Corp. PLC	33,768	2,279,002
Emerson Electric Co.	48,456	2,685,916
Equifax Inc.	8,568	831,867
Expeditors International of Washington Inc.	13,824	637,356
Fastenal Co.	19,656	829,090
FedEx Corp.	19,080	3,251,232
Flowserve Corp.	9,864	519,438
Fluor Corp.	10,728	568,691
General Dynamics Corp.	22,608	3,203,328
General Electric Co.	730,224	19,402,052
Honeywell International Inc.	56,664	5,778,028
Illinois Tool Works Inc.	24,480	2,247,019
Ingersoll-Rand PLC	19,152	1,291,228
Jacobs Engineering Group Inc.[b]	9,144	371,429
JB Hunt Transport Services Inc.	6,660	546,719
Joy Global Inc.	7,200	260,640
Kansas City Southern	8,064	735,437
L-3 Communications Holdings Inc.	5,976	677,559
Lockheed Martin Corp.	19,368	3,600,511
Masco Corp.	25,272	674,004
Nielsen NV	26,856	1,202,343
Norfolk Southern Corp.	22,176	1,937,295

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

June 30, 2015

Security	Shares	Value

Northrop Grumman Corp.	14,040	$2,227,165
PACCAR Inc.	25,848	1,649,361
Pall Corp.	7,704	958,763
Parker-Hannifin Corp.	10,080	1,172,606
Pitney Bowes Inc.	14,904	310,152
Precision Castparts Corp.	10,008	2,000,299
Quanta Services Inc.[b]	15,336	441,984
Raytheon Co.	22,176	2,121,800
Republic Services Inc.	17,928	702,240
Robert Half International Inc.	9,792	543,456
Rockwell Automation Inc.	9,720	1,211,501
Rockwell Collins Inc.	9,504	877,694
Roper Technologies Inc.	7,200	1,241,712
Ryder System Inc.	3,888	339,695
Snap-on Inc.	4,104	653,562
Southwest Airlines Co.	48,456	1,603,409
Stanley Black & Decker Inc.	11,088	1,166,901
Stericycle Inc.[b]	6,048	809,888
Textron Inc.	20,088	896,527
Union Pacific Corp.	63,504	6,056,377
United Parcel Service Inc. Class B	50,328	4,877,287
United Rentals Inc.[b]	7,128	624,555
United Technologies Corp.	60,120	6,669,112
Waste Management Inc.	30,888	1,431,659
WW Grainger Inc.[a]	4,320	1,022,328
Xylem Inc./NY	13,032	483,096

		131,218,437

TOTAL COMMON STOCKS (Cost: $237,129,488)		252,258,327

RIGHTS — 0.01%

SPAIN — 0.01%
Abertis Infraestructuras SAb	28,512	23,508

		23,508

TOTAL RIGHTS (Cost: $25,682)		23,508

SHORT-TERM INVESTMENTS — 1.41%

MONEY MARKET FUNDS — 1.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	3,157,446	3,157,446
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	184,124	184,124

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	215,646	$215,646

		3,557,216

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,557,216)		3,557,216

TOTAL INVESTMENTS IN SECURITIES — 101.14% (Cost: $240,712,386)		255,839,051
Other Assets, Less Liabilities — (1.14)%		(2,872,717)

NET ASSETS — 100.00%		$252,966,334

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

102

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.08%

AUSTRALIA — 7.74%
Macquarie Atlas Roads Group	2,000,592	$4,889,742
Qube Holdings Ltd.	3,652,209	6,596,656
Sydney Airport	5,705,370	21,838,032
Transurban Group	8,373,321	59,852,325

		93,176,755
AUSTRIA — 0.40%
Flughafen Wien AG	55,242	4,789,870

		4,789,870
BRAZIL — 0.92%
CPFL Energia SA ADR	217,701	2,666,837
Ultrapar Participacoes SA ADR	395,901	8,321,839

		10,988,676
CANADA — 7.88%
AltaGas Ltd.	122,067	3,719,355
Enbridge Inc.	779,031	36,447,756
Inter Pipeline Ltd.	305,019	7,011,931
Pembina Pipeline Corp.	310,662	10,045,596
TransCanada Corp.	646,866	26,300,547
Veresen Inc.	262,548	3,551,953
Westshore Terminals Investment Corp.	319,275	7,776,966

		94,854,104
CHILE — 0.67%
Empresa Nacional de Electricidad SA/Chile ADR	82,566	3,422,361
Enersis SA ADR	290,169	4,593,375

		8,015,736
CHINA — 6.28%
Beijing Enterprises Water Group Ltd.[a]	3,564,000	2,923,817
China Gas Holdings Ltd.[a]	1,782,000	2,854,859
China Longyuan Power Group Corp. Ltd.	2,376,000	2,641,856
China Merchants Holdings International Co. Ltd.	9,504,000	40,761,814
China Resources and Transportation Group Ltd.[a,b]	72,300,000	1,566,762
China Resources Power Holdings Co. Ltd.	1,271,600	3,551,108
COSCO Pacific Ltd.	8,910,000	12,090,628
Guangdong Investment Ltd.	2,376,000	3,328,371
Hopewell Highway Infrastructure Ltd.	4,884,000	2,400,248
Huaneng Power International Inc. Class H ADR	65,340	3,448,645

		75,568,108
FRANCE — 6.86%
Aeroports de Paris	171,666	19,385,239
GDF Suez	1,152,657	21,370,591
Groupe Eurotunnel SE Registered	2,888,028	41,799,749

		82,555,579

Security	Shares	Value

GERMANY — 2.69%
E.ON SE	1,518,561	$20,219,168
Fraport AG Frankfurt Airport Services Worldwide[a]	193,644	12,155,813

		32,374,981
ITALY — 7.07%
Ansaldo STS SpA	629,343	6,545,832
Atlantia SpA	2,120,580	52,358,541
Enel SpA	4,929,309	22,320,446
Societa Iniziative Autostradali e Servizi SpA	359,370	3,831,924

		85,056,743
JAPAN — 4.01%
Japan Airport Terminal Co. Ltd.[a]	370,100	20,173,800
Kamigumi Co. Ltd.	1,188,000	11,164,957
Mitsubishi Logistics Corp.	911,000	11,971,462
Sumitomo Warehouse Co. Ltd. (The)	891,000	4,980,542

		48,290,761
MEXICO — 2.27%
Grupo Aeroportuario del Pacifico SAB de CV ADR	179,685	12,306,626
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	106,029	15,042,334

		27,348,960
NETHERLANDS — 0.26%
Koninklijke Vopak NV	60,588	3,055,711

		3,055,711
NEW ZEALAND — 1.33%
Auckland International Airport Ltd.	4,794,768	16,002,730

		16,002,730
SINGAPORE — 2.56%
Hutchison Port Holdings Trust[a]	28,304,100	17,831,583
SATS Ltd.[a]	3,385,800	9,278,576
SIA Engineering Co. Ltd.[a]	1,306,800	3,726,782

		30,836,941
SPAIN — 5.03%
Abertis Infraestructuras SA	2,023,426	33,163,711
Iberdrola SA	4,069,791	27,397,817

		60,561,528
SWITZERLAND — 1.30%
Flughafen Zuerich AG Registered	20,196	15,635,125

		15,635,125
UNITED KINGDOM — 6.88%
BBA Aviation PLC	2,296,107	10,894,654
Centrica PLC	3,873,771	16,071,438
National Grid PLC	2,932,578	37,689,809
SSE PLC	751,410	18,151,570

		82,807,471

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

June 30, 2015

Security	Shares	Value

UNITED STATES — 34.93%
American Electric Power Co. Inc.	371,844	$19,696,577
Cheniere Energy Inc.[b]	201,366	13,946,609
Consolidated Edison Inc.	222,453	12,875,580
Dominion Resources Inc./VA	446,688	29,870,027
Duke Energy Corp.	536,976	37,921,245
Edison International	247,698	13,767,055
Exelon Corp.	653,103	20,520,496
Kinder Morgan Inc./DE	1,475,793	56,655,693
NextEra Energy Inc.	336,798	33,016,308
ONEOK Inc.	190,377	7,516,084
PG&E Corp.	362,340	17,790,894
PPL Corp.	506,682	14,931,918
Public Service Enterprise Group Inc.	384,912	15,119,343
SemGroup Corp. Class A	39,798	3,163,145
Sempra Energy	176,121	17,425,412
Southern Co. (The)	689,931	28,908,109
Spectra Energy Corp.	613,008	19,984,061
Talen Energy Corp.[b]	65,608	1,125,833
Targa Resources Corp.	44,253	3,948,253
Wesco Aircraft Holdings Inc.[b]	297,297	4,504,049
Williams Companies Inc. (The)	615,384	35,316,888
Xcel Energy Inc.	384,615	12,376,911

		420,380,490

TOTAL COMMON STOCKS
(Cost: $1,134,885,361)		1,192,300,269

PREFERRED STOCKS — 0.17%

BRAZIL — 0.17%
Cia. Energetica de Minas Gerais ADR	547,668	2,086,615

		2,086,615

TOTAL PREFERRED STOCKS
(Cost: $3,817,302)		2,086,615

RIGHTS — 0.14%

SPAIN — 0.14%
Abertis Infraestructuras SAb	2,031,246	1,674,778

		1,674,778

TOTAL RIGHTS
(Cost: $1,744,643)		1,674,778

SHORT-TERM INVESTMENTS — 2.89%

MONEY MARKET FUNDS — 2.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	32,002,859	32,002,859

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,866,222	$1,866,222
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	938,996	938,996

		34,808,077

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,808,077)		34,808,077

TOTAL INVESTMENTS IN SECURITIES — 102.28%
(Cost: $1,175,255,383)		1,230,869,739
Other Assets, Less Liabilities — (2.28)%		(27,444,883)

NET ASSETS — 100.00%		$1,203,424,856

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

104

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 98.93%

AUSTRALIA — 7.52%
Amcor Ltd./Australia	218,288	$2,301,889
BHP Billiton Ltd.	584,864	12,159,690
Incitec Pivot Ltd.	295,344	873,955
James Hardie Industries PLC	81,312	1,082,438
Newcrest Mining Ltd.[a]	137,872	1,379,709
Orica Ltd.	65,072	1,064,305
Rio Tinto Ltd.	76,944	3,178,729
South32 Ltd.[a]	961,203	1,322,417

		23,363,132
AUSTRIA — 0.27%
Voestalpine AG	19,936	829,200

		829,200
BELGIUM — 0.78%
Solvay SA	10,752	1,478,317
Umicore SA	19,936	944,706

		2,423,023
BRAZIL — 0.07%
Cia. Siderurgica Nacional SA ADR[b]	133,728	220,651

		220,651
CANADA — 6.44%
Agnico Eagle Mines Ltd.	39,312	1,116,587
Agrium Inc.	25,984	2,755,018
Barrick Gold Corp.	212,464	2,271,933
Eldorado Gold Corp.	131,040	543,704
First Quantum Minerals Ltd.	125,574	1,642,535
Franco-Nevada Corp.	28,407	1,355,445
Goldcorp Inc.	151,536	2,460,359
Kinross Gold Corp.[a]	209,216	487,660
Potash Corp. of Saskatchewan Inc.	151,760	4,701,892
Silver Wheaton Corp.	73,584	1,276,057
Teck Resources Ltd. Class B	86,240	855,181
Yamana Gold Inc.	173,712	523,174

		19,989,545
CHILE — 0.29%
Empresas CMPC SA	232,736	633,034
Sociedad Quimica y Minera de Chile SA ADR	16,576	265,548

		898,582
DENMARK — 0.64%
Novozymes A/S Class B	42,000	1,995,459

		1,995,459
FINLAND — 0.89%
Stora Enso OYJ Class R	103,152	1,062,546

Security	Shares	Value

UPM-Kymmene OYJ	96,768	$1,711,086

		2,773,632
FRANCE — 4.17%
Air Liquide SA	62,832	7,942,341
ArcelorMittal	185,472	1,804,700
Arkema SA	13,261	954,934
Lafarge SA	34,048	2,247,345

		12,949,320
GERMANY — 8.85%
BASF SE	167,216	14,685,116
HeidelbergCement AG	25,760	2,041,558
K+S AG Registered	31,360	1,320,258
Lanxess AG	16,576	976,824
Linde AG	33,824	6,402,970
ThyssenKrupp AG	78,848	2,050,037

		27,476,763
IRELAND — 1.73%
CRH PLC	149,408	4,215,030
Smurfit Kappa Group PLC	42,224	1,162,506

		5,377,536
JAPAN — 9.91%
Asahi Kasei Corp.	247,000	2,029,653
JFE Holdings Inc.	100,800	2,237,758
JSR Corp.	33,600	594,209
Kobe Steel Ltd.	672,000	1,131,304
Kuraray Co. Ltd.	56,000	685,098
Mitsubishi Chemical Holdings Corp.	257,600	1,622,039
Mitsubishi Materials Corp.	224,000	860,377
Mitsui Chemicals Inc.	224,000	832,918
Nippon Paint Holdings Co. Ltd.	44,800	1,264,937
Nippon Steel & Sumitomo Metal Corp.	1,680,290	4,358,469
Nitto Denko Corp.	30,600	2,515,719
Oji Holdings Corp.	193,000	839,096
Shin-Etsu Chemical Co. Ltd.	74,500	4,626,531
Sumitomo Chemical Co. Ltd.	315,000	1,894,659
Sumitomo Metal Mining Co. Ltd.	112,000	1,705,651
Taiheiyo Cement Corp.	224,000	655,351
Toray Industries Inc.	303,000	2,564,103
Toyo Seikan Group Holdings Ltd.	22,400	359,162

		30,777,034
MEXICO — 0.69%
Cemex SAB de CV CPO[a]	2,331,415	2,141,128

		2,141,128
NETHERLANDS — 1.65%
Akzo Nobel NV	44,128	3,209,157
Koninklijke DSM NV	32,816	1,901,306

		5,110,463
NORWAY — 0.88%
Norsk Hydro ASA	248,864	1,045,434

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2015

Security	Shares	Value

Yara International ASA	32,368	$1,680,215

		2,725,649
PERU — 0.45%
Cia. de Minas Buenaventura SA ADR	34,160	354,581
Southern Copper Corp.	35,840	1,054,054

		1,408,635
SOUTH KOREA — 1.57%
LG Chem Ltd.	7,840	1,957,452
POSCO	14,560	2,923,878

		4,881,330
SWEDEN — 0.45%
Boliden AB	49,168	895,364
Holmen AB Class B	9,520	277,540
SSAB AB Class Aa,b	41,216	215,133

		1,388,037
SWITZERLAND — 4.48%
Clariant AG Registered	51,520	1,056,255
Givaudan SA Registered	1,712	2,964,011
Holcim Ltd. Registered	40,768	3,009,996
Syngenta AG Registered	16,912	6,876,636

		13,906,898
TAIWAN — 2.56%
China Steel Corp.	2,267,161	1,811,260
Formosa Chemicals & Fibre Corp.	672,100	1,616,290
Formosa Plastics Corp.	896,720	2,109,963
Nan Ya Plastics Corp.	1,032,940	2,423,791

		7,961,304
UNITED KINGDOM — 10.75%
Anglo American PLC	254,016	3,669,326
Antofagasta PLC	70,784	767,565
BHP Billiton PLC	385,056	7,563,666
Glencore PLC	2,015,888	8,094,000
Johnson Matthey PLC	36,960	1,765,899
Randgold Resources Ltd.	16,688	1,124,608
Rexam PLC	127,034	1,102,821
Rio Tinto PLC	226,128	9,296,210

		33,384,095
UNITED STATES — 33.89%
Air Products & Chemicals Inc.	34,944	4,781,388
Airgas Inc.	11,760	1,243,973
Alcoa Inc.	222,768	2,483,863
Allegheny Technologies Inc.	19,712	595,302
Avery Dennison Corp.	16,912	1,030,617
Ball Corp.	25,536	1,791,350
CF Industries Holdings Inc.	43,008	2,764,554
Dow Chemical Co. (The)	198,016	10,132,479
Eastman Chemical Co.	27,216	2,226,813
Ecolab Inc.	49,280	5,572,090
EI du Pont de Nemours & Co.	164,742	10,535,251

Security	Shares	Value

FMC Corp.	23,632	$1,241,862
Freeport-McMoRan Inc.	189,616	3,530,650
International Flavors & Fragrances Inc.	15,008	1,640,224
International Paper Co.	76,944	3,661,765
LyondellBasell Industries NV Class A	71,568	7,408,719
Martin Marietta Materials Inc.	11,424	1,616,610
MeadWestvaco Corp.	60,860	2,871,983
Monsanto Co.	86,128	9,180,383
Mosaic Co. (The)	55,216	2,586,870
Newmont Mining Corp.	95,719	2,235,996
Nucor Corp.	57,008	2,512,343
Owens-Illinois Inc.[a]	28,672	657,736
PPG Industries Inc.	49,958	5,731,182
Praxair Inc.	51,487	6,155,271
Sealed Air Corp.	38,528	1,979,569
Sherwin-Williams Co. (The)	14,560	4,004,291
Sigma-Aldrich Corp.	21,728	3,027,797
Vulcan Materials Co.	24,080	2,021,034

		105,221,965

TOTAL COMMON STOCKS
(Cost: $370,636,900)		307,203,381

PREFERRED STOCKS — 0.73%

BRAZIL — 0.73%
Gerdau SA ADR	165,424	398,672
Vale SA ADR	370,832	1,872,702

		2,271,374

TOTAL PREFERRED STOCKS
(Cost: $12,957,055)		2,271,374

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	435,867	435,867
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	25,417	25,417

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	71,378	$71,378

		532,662

TOTAL SHORT-TERM INVESTMENTS
(Cost: $532,662)		532,662

TOTAL INVESTMENTS IN SECURITIES — 99.83%
(Cost: $384,126,617)		310,007,417
Other Assets, Less Liabilities — 0.17%		530,186

NET ASSETS — 100.00%		$310,537,603

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

107

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

AUSTRALIA — 0.10%
Computershare Ltd.	99,912	$899,238

		899,238
BRAZIL — 0.25%
Cielo SA	22,500	317,393
Cielo SA ADR	132,217	1,869,548

		2,186,941
CANADA — 0.32%
BlackBerry Ltd.[a,b]	89,424	731,322
CGI Group Inc. Class Aa	54,096	2,116,696

		2,848,018
CHINA — 2.33%
Tencent Holdings Ltd.[b]	1,030,400	20,561,348

		20,561,348
FINLAND — 0.54%
Nokia OYJ	703,984	4,776,868

		4,776,868
FRANCE — 0.86%
Alcatel-Lucent[a,b]	541,144	1,970,416
Cap Gemini SA	29,992	2,652,314
Dassault Systemes	25,944	1,885,302
STMicroelectronics NV	126,224	1,032,289

		7,540,321
GERMANY — 1.75%
Infineon Technologies AG	216,936	2,690,233
SAP SE	181,976	12,692,629

		15,382,862
JAPAN — 5.67%
Canon Inc.	220,800	7,186,172
FUJIFILM Holdings Corp.	92,000	3,288,211
Fujitsu Ltd.	368,000	2,058,262
Hirose Electric Co. Ltd.	5,355	767,157
Hitachi Ltd.	920,000	6,065,918
Keyence Corp.	8,560	4,621,204
Konica Minolta Inc.	92,000	1,074,392
Kyocera Corp.	73,600	3,827,212
Murata Manufacturing Co. Ltd.	40,700	7,104,581
NEC Corp.	552,000	1,673,616
Nintendo Co. Ltd.	21,600	3,613,386
NTT Data Corp.	18,400	804,478
Ricoh Co. Ltd.	147,200	1,527,757
Rohm Co. Ltd.	18,400	1,234,536
TDK Corp.	24,200	1,853,095

Security	Shares	Value

Tokyo Electron Ltd.	36,800	$2,329,830
Yahoo Japan Corp.	239,200	965,675

		49,995,482
NETHERLANDS — 1.15%
ASML Holding NV	84,640	8,742,155
Gemalto NVb	15,456	1,375,620

		10,117,775
SOUTH KOREA — 3.45%
Samsung Electronics Co. Ltd.	23,057	26,210,297
SK Hynix Inc.	110,584	4,193,557

		30,403,854
SPAIN — 0.39%
Amadeus IT Holding SA Class A	86,112	3,430,549

		3,430,549
SWEDEN — 0.90%
Hexagon AB Class B	50,416	1,825,244
Telefonaktiebolaget LM Ericsson Class B	585,488	6,061,274

		7,886,518
TAIWAN — 3.37%
Delta Electronics Inc.	368,000	1,884,458
Hon Hai Precision Industry Co. Ltd.	2,392,423	7,521,270
MediaTek Inc.	288,000	3,939,004
Taiwan Semiconductor Manufacturing Co. Ltd.	3,599,600	16,391,249

		29,735,981
UNITED KINGDOM — 0.70%
ARM Holdings PLC	271,584	4,429,237
Sage Group PLC (The)	212,888	1,715,897

		6,145,134
UNITED STATES — 78.00%
Accenture PLC Class A	120,888	11,699,541
Adobe Systems Inc.[a]	91,632	7,423,108
Akamai Technologies Inc.[a]	34,592	2,415,213
Alliance Data Systems Corp.[a]	11,960	3,491,602
Altera Corp.	57,960	2,967,552
Amphenol Corp. Class A	59,064	3,423,940
Analog Devices Inc.	60,352	3,873,693
Apple Inc.	1,109,704	139,184,624
Applied Materials Inc.	236,624	4,547,913
Autodesk Inc.[a]	43,792	2,192,884
Automatic Data Processing Inc.	89,976	7,218,775
Avago Technologies Ltd.[b]	49,312	6,555,044
Broadcom Corp. Class A	104,512	5,381,323
CA Inc.	60,720	1,778,489
Cisco Systems Inc.	978,144	26,859,834
Citrix Systems Inc.[a]	30,728	2,155,877
Cognizant Technology Solutions Corp. Class Aa	117,208	7,160,237
Computer Sciences Corp.	26,496	1,739,197
Corning Inc.	241,960	4,773,871
eBay Inc.[a]	212,520	12,802,205

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

June 30, 2015

Security	Shares	Value

Electronic Arts Inc.[a]	59,616	$3,964,464
EMC Corp./MA	373,520	9,857,193
F5 Networks Inc.[a]	13,800	1,660,830
Facebook Inc. Class Aa	406,088	34,828,137
Fidelity National Information Services Inc.	54,464	3,365,875
First Solar Inc.[a]	14,168	665,613
Fiserv Inc.[a]	46,184	3,825,421
FLIR Systems Inc.	27,048	833,619
Google Inc. Class Aa	55,016	29,710,841
Google Inc. Class Ca	55,200	28,732,152
Harris Corp.	23,736	1,825,536
Hewlett-Packard Co.	347,208	10,419,712
Intel Corp.	912,456	27,752,349
International Business Machines Corp.	176,088	28,642,474
Intuit Inc.	53,176	5,358,546
Juniper Networks Inc.	67,344	1,748,924
KLA-Tencor Corp.	30,360	1,706,536
Lam Research Corp.	30,544	2,484,754
Linear Technology Corp.	45,632	2,018,303
MasterCard Inc. Class A	187,312	17,509,926
Microchip Technology Inc.	38,640	1,832,502
Micron Technology Inc.[a]	206,816	3,896,413
Microsoft Corp.	1,556,088	68,701,285
Motorola Solutions Inc.	35,512	2,036,258
NetApp Inc.	59,616	1,881,481
NVIDIA Corp.	97,704	1,964,827
Oracle Corp.	613,088	24,707,446
Paychex Inc.	62,560	2,932,813
Qorvo Inc.[a]	28,888	2,318,840
QUALCOMM Inc.	313,352	19,625,236
Red Hat Inc.[a]	35,328	2,682,455
salesforce.com inc.[a]	117,024	8,148,381
SanDisk Corp.	39,744	2,313,896
Seagate Technology PLC	60,904	2,892,940
Skyworks Solutions Inc.	36,616	3,811,726
Symantec Corp.	130,456	3,033,102
TE Connectivity Ltd.	77,832	5,004,598
Teradata Corp.[a,b]	27,048	1,000,776
Texas Instruments Inc.	199,640	10,283,456
Total System Services Inc.	31,648	1,321,937
VeriSign Inc.[a,b]	20,240	1,249,213
Visa Inc. Class A	372,232	24,995,379
Western Digital Corp.	41,768	3,275,447
Western Union Co. (The)	98,992	2,012,507
Xerox Corp.	198,720	2,114,381
Xilinx Inc.	49,496	2,185,743
Yahoo! Inc.[a]	167,624	6,585,947

		687,365,112

TOTAL COMMON STOCKS
(Cost: $676,505,343)		879,276,001

SHORT-TERM INVESTMENTS — 2.30%

MONEY MARKET FUNDS — 2.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	18,551,403	18,551,403
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,081,810	1,081,810

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	672,803	$672,803

		20,306,016

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,306,016)		20,306,016

TOTAL INVESTMENTS IN SECURITIES — 102.08%
(Cost: $696,811,359)		899,582,017
Other Assets, Less Liabilities — (2.08)%		(18,341,013)

NET ASSETS — 100.00%		$881,241,004

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

109

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.42%

AUSTRALIA — 4.73%
Telstra Corp. Ltd.	4,707,728	$22,216,727

		22,216,727
BELGIUM — 0.43%
Proximus	56,776	2,003,438

		2,003,438
CANADA — 5.73%
BCE Inc.	326,462	13,874,864
Rogers Communications Inc. Class B	141,034	5,004,451
TELUS Corp.	232,773	8,022,926

		26,902,241
CHINA — 5.64%
China Mobile Ltd.	2,068,500	26,481,432

		26,481,432
DENMARK — 0.50%
TDC A/S	322,551	2,363,983

		2,363,983
FRANCE — 2.93%
Orange SA	892,712	13,736,250

		13,736,250
GERMANY — 4.37%
Deutsche Telekom AG Registered	1,193,202	20,540,243

		20,540,243
ITALY — 1.05%
Telecom Italia SpA[a,b]	3,883,871	4,924,591

		4,924,591
JAPAN — 11.13%
Nippon Telegraph & Telephone Corp.	549,400	19,905,732
NTT DOCOMO Inc.	543,600	10,413,095
SoftBank Corp.	372,400	21,939,539

		52,258,366
MEXICO — 3.50%
America Movil SAB de CV	15,402,080	16,451,763

		16,451,763

Security	Shares	Value

NETHERLANDS — 1.02%
Koninklijke KPN NV	1,248,015	$4,769,546

		4,769,546
NORWAY — 1.24%
Telenor ASA	266,968	5,829,692

		5,829,692
SINGAPORE — 1.97%
Singapore Telecommunications Ltd.	2,960,150	9,255,278

		9,255,278
SPAIN — 4.89%
Telefonica SA	1,617,370	22,976,437

		22,976,437
SWEDEN — 1.75%
Millicom International Cellular SA SDR	24,613	1,813,902
Tele2 AB Class B	115,668	1,343,826
TeliaSonera AB	861,147	5,065,692

		8,223,420
SWITZERLAND — 1.06%
Swisscom AG Registered	8,909	4,995,256

		4,995,256
TAIWAN — 0.97%
Chunghwa Telecom Co. Ltd. ADR[b]	142,802	4,558,240

		4,558,240
UNITED KINGDOM — 12.73%
BT Group PLC	3,227,927	22,854,683
Vodafone Group PLC	10,206,195	36,893,884

		59,748,567
UNITED STATES — 33.78%
AT&T Inc.	1,997,169	70,939,443
CenturyLink Inc.	217,742	6,397,260
Frontier Communications Corp.	444,723	2,201,379
Level 3 Communications Inc.[a]	112,797	5,941,018
Verizon Communications Inc.	1,568,437	73,104,848

		158,583,948

TOTAL COMMON STOCKS
(Cost: $483,067,846)		466,819,418

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

June 30, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.12%

MONEY MARKET FUNDS — 2.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	9,111,451	$9,111,451
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	531,327	531,327
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	293,829	293,829

		9,936,607

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,936,607)		9,936,607

TOTAL INVESTMENTS IN SECURITIES — 101.54%
(Cost: $493,004,453)		476,756,025
Other Assets, Less Liabilities — (1.54)%		(7,219,500)

NET ASSETS — 100.00%		$469,536,525

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

111

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.73%

BRAZIL — 8.50%
Fibria Celulose SA ADR	804,349	$10,947,190
Klabin SA Units	2,184,040	13,421,750

		24,368,940
CANADA — 13.57%
Canfor Corp.[a]	560,287	12,206,982
West Fraser Timber Co. Ltd.	485,121	26,668,152

		38,875,134
FINLAND — 7.80%
Stora Enso OYJ Class R	1,150,877	11,854,929
UPM-Kymmene OYJ	594,321	10,508,993

		22,363,922
IRELAND — 4.06%
Smurfit Kappa Group PLC	422,877	11,642,599

		11,642,599
JAPAN — 9.47%
Nippon Paper Industries Co. Ltd.	418,600	7,341,279
Oji Holdings Corp.	2,821,000	12,264,717
Sumitomo Forestry Co. Ltd.	609,700	7,523,777

		27,129,773
SOUTH AFRICA — 2.09%
Sappi Ltd.[a]	1,685,138	5,990,707

		5,990,707
SWEDEN — 1.88%
Holmen AB Class B	184,912	5,390,806

		5,390,806
UNITED KINGDOM — 4.49%
Mondi PLC	596,232	12,855,789

		12,855,789
UNITED STATES — 47.87%
CatchMark Timber Trust Inc. Class A	211,757	2,450,028
Deltic Timber Corp.	80,353	5,435,077
International Paper Co.	215,488	10,255,074
KapStone Paper and Packaging Corp.	306,943	7,096,522
MeadWestvaco Corp.	233,142	11,001,971
Packaging Corp. of America	147,511	9,217,962
Plum Creek Timber Co. Inc.[b]	545,636	22,136,453
Potlatch Corp.	294,840	10,413,749
Rayonier Inc.	869,960	22,227,478
Resolute Forest Products Inc.[a]	343,525	3,864,656
Sonoco Products Co.	262,990	11,271,751

Security	Shares	Value

Weyerhaeuser Co.	692,601	$21,816,932

		137,187,653

TOTAL COMMON STOCKS (Cost: $248,854,988)		285,805,323

SHORT-TERM INVESTMENTS — 2.62%

MONEY MARKET FUNDS — 2.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	6,609,577	6,609,577
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	385,432	385,432
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	514,624	514,624

		7,509,633

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,509,633)		7,509,633

TOTAL INVESTMENTS IN SECURITIES — 102.35% (Cost: $256,364,621)		293,314,956
Other Assets, Less Liabilities — (2.35)%		(6,732,358)

NET ASSETS — 100.00%		$286,582,598

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

112

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.06%

AUSTRALIA — 1.53%
AGL Energy Ltd.	108,648	$1,298,532
APA Group	180,144	1,140,899

		2,439,431
BRAZIL — 0.36%
CPFL Energia SA ADR	46,512	569,772

		569,772
CANADA — 1.01%
Fortis Inc./Canada	44,856	1,260,401
TransAlta Corp.	45,072	349,471

		1,609,872
CHILE — 1.07%
Empresa Nacional de Electricidad SA/Chile ADR	17,784	737,147
Enersis SA ADR	61,776	977,914

		1,715,061
FINLAND — 0.78%
Fortum OYJ	70,128	1,245,498

		1,245,498
FRANCE — 5.16%
Electricite de France SA	48,024	1,070,167
GDF Suez	245,376	4,549,341
Suez Environnement Co.	56,016	1,041,361
Veolia Environnement SA	77,472	1,578,780

		8,239,649
GERMANY — 3.76%
E.ON SE	324,288	4,317,794
RWE AG	78,480	1,686,327

		6,004,121
HONG KONG — 4.40%
CLP Holdings Ltd.	310,000	2,635,133
Hong Kong & China Gas Co. Ltd.	1,152,416	2,417,048
Power Assets Holdings Ltd.	216,500	1,974,389

		7,026,570
ITALY — 4.86%
Enel SpA	1,127,880	5,107,163
Snam SpA	344,160	1,636,620
Terna Rete Elettrica Nazionale SpA	228,024	1,007,111

		7,750,894

Security	Shares	Value

JAPAN — 5.03%
Chubu Electric Power Co. Inc.	115,200	$1,717,668
Kansai Electric Power Co. Inc. (The)[a]	129,600	1,435,646
Kyushu Electric Power Co. Inc.[a]	79,200	919,086
Osaka Gas Co. Ltd.	337,000	1,331,035
Tokyo Electric Power Co. Inc.[a]	129,600	706,437
Tokyo Gas Co. Ltd.	360,000	1,912,312

		8,022,184
PORTUGAL — 1.00%
EDP — Energias de Portugal SA	419,472	1,591,414

		1,591,414
SPAIN — 6.16%
Acciona SAa	4,248	320,574
Enagas SA	34,704	943,286
Gas Natural SDG SA	58,752	1,331,486
Iberdrola SA	867,528	5,840,195
Red Electrica Corp. SA	17,496	1,401,232

		9,836,773
UNITED KINGDOM — 11.56%
Centrica PLC	823,536	3,416,673
Drax Group PLC	64,656	354,066
National Grid PLC	623,664	8,015,397
Severn Trent PLC	38,664	1,265,391
SSE PLC	159,624	3,855,986
United Utilities Group PLC	110,520	1,550,428

		18,457,941
UNITED STATES — 52.38%
AES Corp./VA	110,376	1,463,586
AGL Resources Inc.	19,368	901,774
Ameren Corp.	39,168	1,475,850
American Electric Power Co. Inc.	79,344	4,202,852
CenterPoint Energy Inc.	69,480	1,322,204
CMS Energy Corp.	44,712	1,423,630
Consolidated Edison Inc.	47,520	2,750,458
Dominion Resources Inc./VA	96,120	6,427,544
DTE Energy Co.	29,160	2,176,502
Duke Energy Corp.	112,032	7,911,700
Edison International	52,776	2,933,290
Entergy Corp.	29,088	2,050,704
Eversource Energy	51,336	2,331,168
Exelon Corp.	139,392	4,379,697
FirstEnergy Corp.	68,184	2,219,389
NextEra Energy Inc.	71,928	7,051,102
NiSource Inc.	51,408	2,343,691
NRG Energy Inc.	53,928	1,233,873
Pepco Holdings Inc.	40,896	1,101,738
PG&E Corp.	77,760	3,818,016
Pinnacle West Capital Corp.	17,856	1,015,828
PPL Corp.	108,216	3,189,126
Public Service Enterprise Group Inc.	81,936	3,218,446
SCANA Corp.	23,040	1,166,976
Sempra Energy	37,728	3,732,808
Southern Co. (The)	147,024	6,160,306
TECO Energy Inc.	38,088	672,634

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

June 30, 2015

Security	Shares	Value

WEC Energy Group Inc.	50,888	$2,288,453
Xcel Energy Inc.	81,936	2,636,700

		83,600,045

TOTAL COMMON STOCKS (Cost: $214,832,882)		158,109,225

PREFERRED STOCKS — 0.28%

BRAZIL — 0.28%
Cia. Energetica de Minas Gerais ADR	116,640	444,399

		444,399

TOTAL PREFERRED STOCKS (Cost: $1,031,125)		444,399

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	121,623	121,623

		121,623

TOTAL SHORT-TERM INVESTMENTS (Cost: $121,623)		121,623

TOTAL INVESTMENTS IN SECURITIES — 99.41% (Cost: $215,985,630)		158,675,247
Other Assets, Less Liabilities — 0.59%		939,855

NET ASSETS — 100.00%		$159,615,102

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

114

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.51%

ALABAMA — 0.34%
Columbia Industrial Development Board RB
0.01%, 12/01/37 (Call 08/07/15)	$300	$300,000

		300,000
ALASKA — 0.58%
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/15	115	115,480
Series D
5.00%, 08/01/15 (AMBAC)	150	150,626
State of Alaska GO
Series A
4.00%, 08/01/15 (ETM)	40	40,128
4.00%, 08/01/15	210	210,697

		516,931
ARIZONA — 5.14%
Arizona School Facilities Board RB
5.00%, 01/01/20 (PR 07/01/15)	200	200,026
Arizona State University RB
Series A
4.00%, 07/01/15	135	135,015
Series C
5.50%, 07/01/15	245	245,037
Arizona Transportation Board RB
4.00%, 07/01/15	100	100,011
5.00%, 07/01/15	375	375,049
City of Chandler AZ GO
5.00%, 07/01/15	80	80,010
City of Chandler AZ RB
2.50%, 07/01/15	100	100,006
City of Glendale AZ Water & Sewer Revenue RB
5.25%, 07/01/15 (NPFGC-FGIC)	100	100,014
City of Mesa AZ RB
Series A
5.00%, 07/01/15 (NPFGC-FGIC)	100	100,014
City of Phoenix AZ GO
Series B
4.00%, 07/01/15	300	300,033
City of Phoenix Civic Improvement Corp. RB
4.00%, 07/01/15	200	200,022
4.00%, 07/01/15 (NPFGC)	200	200,022
Series B
4.00%, 07/01/15	100	100,011
City of Scottsdale AZ GO
Series 2008A
3.50%, 07/01/15	100	100,009
City of Tempe AZ GO
3.38%, 07/01/15	200	200,018
County of Pima AZ GO
5.00%, 07/01/15 (AGM)	185	185,024
County of Pima AZ Sewer System Revenue RB
Series A
4.00%, 07/01/15	225	225,025
5.00%, 07/01/15	70	70,009

Security	Principal (000s)	Value

Greater Arizona Development Authority RB
Series 1
5.00%, 08/01/15 (NPFGC)	$95	$95,389
Maricopa County Community College District GO
Series C
4.00%, 07/01/15	250	250,027
Maricopa County Unified School District No. 4 Mesa GO
Series C
4.00%, 07/01/15	100	100,011
Maricopa County Unified School District No. 48 Scottsdale GO
Series A
4.00%, 07/01/20 (PR 07/01/15) (NPFGC-FGIC)	250	250,025
4.13%, 07/01/21 (Call 07/01/15) (NPFGC-FGIC)	415	415,046
Maricopa County Unified School District No. 80 Chandler GO
5.00%, 07/01/15 (AGM)	250	250,032
Pima County Unified School District No. 1 Tucson GO
Series C
4.50%, 07/01/15 (NPFGC-FGIC)	120	120,014
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/15	100	100,013

		4,595,912
CALIFORNIA — 10.15%
Acalanes Union High School District GO
0.00%, 08/01/15 (NPFGC)	250	249,925
Chabot-Las Positas Community College District GO
0.00%, 08/01/15 (AMBAC)	130	129,949
City of Newport Beach CA COP
4.00%, 07/01/15	75	75,008
City of Riverside CA Sewer Revenue RB
5.00%, 08/01/15	145	145,606
Coast Community College District GO
5.25%, 08/01/15 (NPFGC)	240	241,054
County of Santa Clara CA GO
Series B
5.00%, 08/01/15	145	145,612
Eastern Municipal Water District COP
Series A
5.00%, 07/01/15 (NPFGC)	50	50,007
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/15 (NPFGC-FGIC)	100	100,443
Fremont Unified School District/Alameda County CA GO
4.00%, 08/01/15	135	135,441
Los Altos Elementary School District GO
5.00%, 08/01/15 (AMBAC)	100	100,423
Los Angeles Community College District/CA GO
Series E
5.00%, 08/01/15 (AGM)	135	135,564
Series E-1
3.00%, 08/01/15	170	170,418
Los Angeles County Metropolitan Transportation Authority RB
Series A
4.00%, 07/01/15	100	100,010
5.00%, 07/01/15	250	250,035
5.00%, 07/01/15 (AGM)	125	125,018
Series B
5.00%, 07/01/15	175	175,024

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Los Angeles Department of Water & Power RB
Series A-1
5.00%, 07/01/15 (AGM)	$230	$230,032
Los Angeles Department of Water RB
Series A-1
5.00%, 07/01/15 (AMBAC)	125	125,018
Los Angeles Unified School District/CA GO
5.75%, 07/01/15 (NPFGC)	100	100,016
Series A
3.00%, 07/01/15	100	100,008
6.00%, 07/01/15 (FGIC)	100	100,016
Series A-1
5.00%, 07/01/15	125	125,016
Series B
5.00%, 07/01/15 (AMBAC)	150	150,019
Series E
5.00%, 07/01/15 (AGM)	100	100,013
5.00%, 07/01/15 (AMBAC)	100	100,013
Series G
5.00%, 07/01/15 (AMBAC)	60	60,008
Series H
5.00%, 07/01/15 (AGM)	100	100,013
Metropolitan Water District of Southern California RB
5.00%, 07/01/15	190	190,027
Series B
2.50%, 07/01/15	100	100,007
4.00%, 07/01/15	95	95,010
Series C
4.00%, 07/01/15	80	80,009
Morgan Hill Unified School District GO
0.00%, 08/01/15 (AMBAC)	60	59,979
Newport Mesa Unified School District GO
3.50%, 08/01/15 (NPFGC)	100	100,291
Northern California Power Agency RB
5.00%, 07/01/15 (AGM)	200	200,028
Orange County Sanitation District RB Series A
5.00%, 08/01/15	150	150,627
Rancho Water District Financing Authority RB
Series A
3.50%, 08/01/15 (AGM)	100	100,269
Sacramento Municipal Utility District RB
Series R
5.00%, 08/15/15 (NPFGC)	100	100,606
Series U
3.38%, 08/15/15 (AGM)	210	210,846
5.00%, 08/15/15 (AGM)	125	125,758
San Diego Community College District GO
3.00%, 08/01/15	200	200,492
San Diego County Regional Airport Authority RB Series A
4.00%, 07/01/15	150	150,016
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/15 (NPFGC-FGIC)	100	99,999
Series B
2.00%, 07/01/15	100	100,005
Series C-2
5.00%, 07/01/15 (AGM)	150	150,019
Series G
4.00%, 07/01/15 (AGM)	110	110,012

Security	Principal (000s)	Value

San Francisco Bay Area Rapid Transit District RB
Series A
5.00%, 07/01/15 (NPFGC)	$315	$315,044
Santa Clara Unified School District GO
1.00%, 07/01/15	200	200,004
Santa Monica Community College District GO
Series C
0.00%, 08/01/17 (PR 08/01/15) (NPFGC)	600	548,100
0.00%, 08/01/19 (PR 08/01/15) (NPFGC)	100	82,969
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/15	100	100,443
Sonoma County Junior College District GO Series D
5.00%, 08/01/15	50	50,209
Southern California Public Power Authority RB
4.00%, 07/01/15	150	150,017
Series A
5.00%, 07/01/15	100	100,013
Series A-1
5.00%, 07/01/15 (AMBAC)	150	150,019
State of California GO
4.00%, 08/01/15	405	406,341
5.00%, 08/01/15	200	200,834
5.00%, 09/01/15	275	277,252
Series A
4.00%, 07/01/15	305	305,034
Visalia Unified School District GO
4.00%, 08/01/15	150	150,441
West Contra Costa Unified School District GO
Series D
0.00%, 08/01/15 (NPFGC-FGIC)	100	99,954

		9,080,383
CONNECTICUT — 4.92%
City of Danbury CT GO
Series B
5.00%, 07/01/15	100	100,013
Connecticut State Health & Educational Facility Authority RB
Series V-1
0.01%, 07/01/36 (Call 08/07/15)	3,900	3,900,000
State of Connecticut RB
Series A
4.13%, 07/01/15	100	100,011
State of Connecticut Special Tax Revenue ST
Series B
5.00%, 07/01/15 (AMBAC)	300	300,042

		4,400,066
DELAWARE — 0.58%
Delaware Transportation Authority RB
5.00%, 07/01/15	220	220,031
State of Delaware GO
Series A
5.00%, 07/01/15	100	100,014
Series B
5.00%, 07/01/15	200	200,028

		520,073

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

FLORIDA — 4.34%
County of Hillsborough FL RB
5.00%, 07/01/15 (NPFGC)	$235	$235,031
County of Hillsborough FL Utility Revenue RB
5.50%, 08/01/15 (AMBAC)	160	160,736
County of Miami-Dade FL GO
4.00%, 07/01/15	100	100,011
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/15 (SGI)	150	150,019
Series A
5.00%, 07/01/15	100	100,013
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/15 (AGM)	500	500,070
Florida’s Turnpike Enterprise RB
Series B
4.00%, 07/01/15	465	465,051
Series C
5.00%, 07/01/15	100	100,013
School District of Broward County/FL COP
Series A
4.00%, 07/01/15	100	100,011
State Board of Administration Finance Corp. RB
Series A
3.50%, 07/01/15	210	210,019
5.00%, 07/01/15	975	975,127
State of Florida GO
4.00%, 07/01/15	100	100,011
6.38%, 07/01/15	100	100,017
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/15	250	250,035
Series B
5.00%, 07/01/15 (AMBAC)	210	210,029
Series C
5.00%, 07/01/15	125	125,018

		3,881,211
GEORGIA — 0.92%
Gwinnett County Water & Sewerage Authority RB
4.00%, 08/01/15 (GTD)	150	150,497
Series A
4.00%, 08/01/15 (GTD)	100	100,331
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/15 (AMBAC)	140	140,018
5.00%, 07/01/15 (NPFGC-FGIC)	130	130,017
State of Georgia GO
Series C
5.00%, 07/01/15	300	300,042

		820,905
HAWAII — 2.09%
City & County of Honolulu HI GO
Series B
5.25%, 07/01/15 (AGM)	450	450,063
City & County of Honolulu HI Wastewater System Revenue RB
Series A
5.00%, 07/01/15 (NPFGC)	100	100,013

Security	Principal (000s)	Value

Series B
4.25%, 07/01/15 (NPFGC)	$115	$115,013
County of Hawaii HI GO
Series B
5.00%, 07/15/15 (NPFGC)	100	100,197
State of Hawaii GO
Series DG
5.00%, 07/01/15 (AMBAC)	600	600,084
Series EJ
5.00%, 08/01/15	135	135,565
State of Hawaii State Highway Fund RB
Series A
3.75%, 07/01/15 (AGM)	250	250,025
University of Hawaii RB
Series A
5.00%, 07/15/15 (NPFGC)	120	120,241

		1,871,201
ILLINOIS — 0.85%
State of Illinois GO
4.00%, 07/01/15	205	205,016
First Series
5.50%, 08/01/15 (NPFGC)	550	552,112

		757,128
INDIANA — 0.11%
Purdue University RB
Series Y
4.50%, 07/01/15	100	100,012

		100,012
IOWA — 0.36%
Iowa Finance Authority RB
3.00%, 08/01/15	220	220,548
5.00%, 08/01/15	100	100,409

		320,957
KENTUCKY — 0.76%
Kentucky State Property & Building Commission RB
5.00%, 08/01/21 (PR 08/01/15) (AGM)	350	351,407
5.00%, 08/01/22 (PR 08/01/15) (AGM)	125	125,502
5.00%, 08/01/24 (PR 08/01/15) (AGM)	100	100,402
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/15	100	100,013

		677,324
LOUISIANA — 5.15%
Louisiana Public Facilities Authority
0.01%, 12/01/40 (Call 08/07/15)	4,000	4,000,000
State of Louisiana GO
Series A
5.00%, 08/01/15 (NPFGC)	350	351,424
Series B
5.00%, 07/15/15 (AGC)	250	250,493

		4,601,917

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MAINE — 0.11%
Maine Turnpike Authority RB
5.00%, 07/01/15 (AGM)	$100	$100,013

		100,013
MARYLAND — 3.15%
City of Baltimore MD RB
Series D
5.00%, 07/01/15 (AMBAC)	200	200,026
County of Calvert MD GO
2.00%, 07/15/15	150	150,117
County of Frederick MD GO
Series A
5.00%, 07/01/15	275	275,038
County of Howard MD GO
Series B
5.00%, 08/15/15	330	332,003
County of Montgomery MD GOL
Series A
5.00%, 08/01/15	110	110,460
County of Prince George’s MD GOL
Series A
5.00%, 07/15/15	100	100,203
State of Maryland GO
Second Series
4.00%, 08/01/15	375	376,245
5.00%, 08/01/15	180	180,752
Second Series A
3.00%, 08/01/15	150	150,369
4.00%, 08/01/15	100	100,332
5.00%, 08/01/15	200	200,836
5.00%, 08/01/17 (PR 08/01/15)	575	577,352
Series E
5.00%, 08/01/15	65	65,272

		2,819,005
MASSACHUSETTS — 6.80%
Commonwealth of Massachusetts GO
Series B
5.00%, 08/01/15	515	517,163
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/15	150	150,501
Series B
5.25%, 08/01/15	310	311,370
Series D
4.00%, 08/01/15	400	401,336
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/15	110	110,011
4.75%, 07/01/34 (PR 07/01/15)	1,015	1,015,132
Series B
5.00%, 07/01/15	170	170,024
Series C
5.00%, 07/01/15	100	100,013

Security	Principal (000s)	Value

Massachusetts Clean Water Trust (The) RB
Series 09
5.25%, 08/01/17 (PR 08/01/15)	$1,000	$1,004,340
Series 11
5.00%, 08/01/15	315	316,317
Series 12
4.00%, 08/01/15	50	50,166
Massachusetts Development Finance Agency RB
Series R-1
5.00%, 07/01/15	150	150,020
Massachusetts Municipal Wholesale Electric Co. RB
Series A
5.00%, 07/01/15	365	365,047
Massachusetts Port Authority RB
Series A
5.00%, 07/01/15 (AMBAC)	200	200,026
Series C
5.00%, 07/01/15	100	100,013
Massachusetts School Building Authority RB
Series A
5.00%, 08/15/15 (AGM)	400	402,388
5.00%, 08/15/15 (AMBAC)	250	251,520
5.00%, 08/15/22 (PR 08/15/15) (AGM)	460	462,755

		6,078,142
MICHIGAN — 0.08%
Michigan Finance Authority RB Series A
5.00%, 07/01/15	75	75,011

		75,011
MINNESOTA — 1.12%
State of Minnesota GO
Series A
5.00%, 08/01/15	250	251,045
Series D
3.00%, 08/01/15	150	150,369
Series F
4.00%, 08/01/15	600	601,992

		1,003,406
MISSISSIPPI — 4.10%
Mississippi Business Finance Corp. RB
Series C
0.01%, 12/01/30 (Call 07/01/15)	3,665	3,665,000

		3,665,000
NEBRASKA — 0.11%
University of Nebraska Facilities Corp. RB
5.00%, 07/15/15	100	100,203

		100,203
NEVADA — 0.34%
County of Clark Department of Aviation RB
Series D
5.00%, 07/01/15	100	100,013

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

County of Clark NV RB
5.00%, 07/01/15	$200	$200,026

		300,039
NEW HAMPSHIRE — 0.82%
City of Nashua NH GO
5.00%, 07/15/15 (NPFGC)	175	175,354
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/15	405	407,446
State of New Hampshire RB
5.00%, 09/01/15	150	151,218

		734,018
NEW JERSEY — 1.16%
New Jersey Educational Facilities Authority RB
Series B
5.00%, 07/01/15	100	100,014
Series J
5.00%, 07/01/15 (NPFGC)	125	125,016
State of New Jersey GO
Series L
5.25%, 07/15/15 (AMBAC)	580	581,143
Series M
5.50%, 07/15/15 (AMBAC)	125	125,259
Series N
5.50%, 07/15/15 (AMBAC)	105	105,217

		1,036,649
NEW MEXICO — 0.98%
Albuquerque Municipal School District No. 12 GO
5.00%, 08/01/15	100	100,418
Santa Fe Public School District GO
3.00%, 08/01/15 (SAW)	250	250,610
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/15	200	200,026
Series A
5.00%, 07/01/15	325	325,042

		876,096
NEW YORK — 15.93%
City of New York NY GO
0.01%, 04/01/42 (Call 08/07/15)	4,000	4,000,000
Series A
5.00%, 08/01/15	125	125,521
Series A-1
5.00%, 08/01/15	455	456,897
Series B
4.00%, 08/01/15	100	100,331
5.00%, 08/01/15	100	100,417
Series D
5.00%, 08/01/15	100	100,417
Series E
3.00%, 08/01/15	150	150,366
4.00%, 08/01/15	225	225,745
5.00%, 08/01/15	530	532,210
Series F
5.00%, 08/01/15	85	85,354

Security	Principal (000s)	Value

Series G
3.00%, 08/01/15	$100	$100,244
5.00%, 08/01/15	495	497,064
Series H
3.00%, 08/01/15	100	100,244
4.00%, 08/01/15	180	180,596
Series I
4.00%, 08/01/15	235	235,778
5.00%, 08/01/15	100	100,417
Series I-1
5.00%, 08/01/15	200	200,834
Series J-1
4.00%, 08/01/15	100	100,331
5.00%, 08/01/15	100	100,417
Series P
3.60%, 08/01/15 (NPFGC)	100	100,296
County of Orange NY GO
Series A
5.00%, 07/15/15	100	100,202
Metropolitan Transportation Authority RB
Series A
5.50%, 07/01/15 (SAP)	85	85,013
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/15 (SAW)	205	205,328
5.00%, 07/15/15 (NPFGC-FGIC)	100	100,203
Series S-2
5.00%, 07/15/15 (SAW)	115	115,233
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A
4.00%, 08/01/15	150	150,500
Series A-1
5.00%, 08/01/15	375	376,571
New York City Water & Sewer System RB
Series A-2
0.01%, 06/15/44 (Call 08/07/15)	4,000	4,000,000
New York State Dormitory Authority RB
5.00%, 07/01/15	300	300,039
Series A
3.00%, 07/01/15 (GOI)	100	100,008
4.00%, 07/01/15	100	100,010
5.00%, 07/01/15 (NPFGC)	330	330,043
5.00%, 07/01/15 (NPFGC-FGIC)	180	180,023
5.00%, 08/01/15	200	200,830
Series E
5.00%, 08/15/15	150	150,914
Port Authority of New York & New Jersey RB
5.00%, 08/15/15 (AGM)	155	155,944

		14,244,340
NORTH CAROLINA — 0.60%
City of Charlotte NC Water & Sewer System Revenue RB
Series A
5.50%, 07/01/15	165	165,025
County of Mecklenburg NC GO
Series A
4.00%, 08/01/15	375	376,245

		541,270
OHIO — 5.14%
State of Ohio GO
5.00%, 08/01/15	200	200,834

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Series C
2.50%, 08/01/15	$175	$175,354
5.00%, 08/01/15	420	421,751
State of Ohio Higher Educational Facility Commission RB
Series B
0.01%, 01/01/39 (Call 08/07/15)	3,800	3,800,000

		4,597,939
OKLAHOMA — 0.89%
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/15	120	120,006
4.00%, 07/01/15	250	250,025
Series F
4.00%, 07/01/15 (AMBAC)	100	100,011
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.70%, 07/01/15 (NPFGC-FGIC)	100	100,010
State of Oklahoma GO
Series A
4.00%, 07/15/15	230	230,373

		800,425
PENNSYLVANIA — 2.13%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 08/01/15 (AMBAC)	250	251,017
Commonwealth of Pennsylvania GO
5.00%, 07/01/15	400	400,052
First Series
5.00%, 07/01/15	235	235,031
Second Series
5.00%, 08/01/15	50	50,208
Third Series
5.25%, 07/01/15	250	250,035
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/15	215	215,024
5.00%, 07/01/15	400	400,056
Westmoreland County Municipal Authority RB
5.25%, 08/15/27 (PR 08/15/15) (AGM)	100	100,626

		1,902,049
RHODE ISLAND — 0.15%
Rhode Island Health & Educational Building Corp. RB
3.00%, 09/01/15	130	130,631

		130,631
SOUTH DAKOTA — 0.11%
South Dakota Conservancy District RB
Series B
5.00%, 08/01/15	100	100,419

		100,419
TENNESSEE — 0.64%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 08/01/15	100	100,419

Security	Principal (000s)	Value

Series A
4.00%, 07/01/15	$225	$225,025
5.00%, 07/01/15	150	150,021
Metropolitan Nashville Airport Authority (The) RB
Series B
4.00%, 07/01/15 (AGM)	100	100,010

		575,475
TEXAS — 8.13%
Austin Independent School District GO
4.00%, 08/01/15	100	100,333
4.50%, 08/01/15 (NPFGC)	100	100,376
5.25%, 08/01/15 (PSF)	250	251,102
City of Austin TX GOL
4.00%, 09/01/15	125	125,816
City of Bryan TX Electric System Revenue RB
5.00%, 07/01/15	75	75,010
City of Corpus Christi TX Utility System Revenue RB
4.00%, 07/15/15	250	250,402
City of Dallas TX GOL
5.00%, 08/15/15	100	100,608
City of El Paso TX GOL
5.00%, 08/15/15 (AGM)	175	176,053
City of Houston TX Airport System Revenue RB
Series B
5.00%, 07/01/15 (NPFGC-FGIC)	200	200,026
City of San Antonio TX GOL
5.00%, 08/01/15	165	165,693
Corpus Christi Independent School District GO
4.00%, 08/15/15	100	100,481
County of Harris TX GOL
Series C
4.00%, 08/15/15	200	200,966
County of Harris TX RB
Series D
5.00%, 08/15/15	100	100,599
Fort Bend Independent School District GO
5.00%, 08/15/15 (PSF)	200	201,218
Grapevine-Colleyville Independent School District GO
0.00%, 08/15/15 (PSF)	50	49,982
Houston Independent School District GOL
0.00%, 08/15/15 (PSF)	100	99,963
3.00%, 07/15/15	185	185,220
Hurst-Euless-Bedford Independent School District GO
5.00%, 08/15/15 (PSF)	110	110,668
Keller Independent School District/TX GO
5.50%, 08/15/15 (PSF)	100	100,671
Kerrville Independent School District GO
5.00%, 08/15/15 (PSF)	100	100,607
Klein Independent School District GO
Series A
5.00%, 08/01/15 (PSF)	50	50,210
Leander Independent School District GO
0.00%, 08/15/15 (PSF)	285	284,895
5.00%, 08/15/15 (PSF)	100	100,607
Lewisville Independent School District GO
5.00%, 08/15/15 (ETM) (NPFGC)	20	20,119
5.00%, 08/15/15 (NPFGC)	130	130,783
5.00%, 08/15/15 (PSF)	50	50,305
Lone Star College System GOL
4.00%, 08/15/15	100	100,476

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Magnolia Independent School District/TX GO
5.00%, 08/15/15 (PSF)	$100	$100,607
North East Independent School District/TX GO
5.00%, 02/01/22 (PR 08/01/15)	110	110,451
Pflugerville Independent School District GO
5.25%, 08/15/15 (PSF)	250	251,600
Round Rock Independent School District GO
5.00%, 08/01/15	200	200,840
5.00%, 08/01/15 (PSF)	100	100,420
San Antonio Independent School District/TX GO
5.25%, 08/15/15 (PSF)	180	181,152
Socorro Independent School District GO
Series A
5.00%, 08/15/15 (PSF)	300	301,827
State of Texas GO
Series A
4.00%, 08/01/15	250	250,832
Series E
5.00%, 08/01/15	200	200,838
Texas Public Finance Authority RB
Series A
4.00%, 07/01/15	150	150,017
5.00%, 07/01/15	350	350,049
Series B
5.00%, 07/01/18 (PR 07/01/15)	510	510,066
Texas Water Development Board RB
5.00%, 07/15/15	230	230,467
University of Texas System (The) RB
5.25%, 08/15/15	100	100,641
Series A
5.00%, 08/15/15	100	100,610
Series B
5.25%, 08/15/15	365	367,340
Series C
5.00%, 08/15/15	225	226,372

		7,267,318
UTAH — 1.89%
County of Salt Lake UT RB
5.00%, 08/01/15	125	125,523
Intermountain Power Agency RB
Series A
5.00%, 07/01/15	250	250,032
Series B
5.00%, 07/01/15	200	200,026
State of Utah GO
Series A
5.00%, 07/01/15	280	280,039
Series B
4.00%, 07/01/15	835	835,092

		1,690,712
VERMONT — 0.28%
State of Vermont GO
Series C
5.00%, 08/15/15	250	251,517

		251,517

Security	Principal (000s)	Value

VIRGINIA — 2.50%
City of Alexandria VA GO
5.00%, 07/15/15	$165	$165,335
Series A
5.00%, 07/15/15	100	100,203
City of Richmond VA GO
Series A
5.00%, 07/15/15 (AGM)	400	400,812
County of Henrico VA GO
5.00%, 07/15/15	100	100,203
County of Loudoun VA GO
Series A
5.00%, 07/01/15 (SAW)	100	100,014
Virginia Public Building Authority RB
Series A
5.00%, 08/01/15	100	100,417
Series B
4.00%, 08/01/15 (SAP)	100	100,331
5.00%, 08/01/15	300	301,251
Virginia Public School Authority RB
5.25%, 08/01/15	225	225,988
Series A
5.00%, 08/01/15	340	341,421
Series B
5.25%, 08/01/15	300	301,317

		2,237,292
WASHINGTON — 4.17%
City of Seattle WA GOL
Series B
5.00%, 08/01/15	185	185,775
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/15	100	100,332
County of King WA GOL
Series A
5.00%, 07/01/15	165	165,021
County of Pierce WA GOL
Series A
4.00%, 07/01/15	85	85,009
County of Pierce WA RB
4.00%, 08/01/15	120	120,394
Energy Northwest RB
Series A
2.00%, 07/01/15	150	150,007
3.00%, 07/01/15	145	145,012
3.25%, 07/01/15	100	100,009
4.00%, 07/01/15	130	130,013
5.00%, 07/01/15	390	390,051
5.50%, 07/01/15	150	150,022
Port of Seattle WA RB
3.00%, 08/01/15	100	100,242
Series A
5.00%, 08/01/15	100	100,414
State of Washington GO
4.00%, 07/01/15	175	175,019
Series A
5.00%, 07/01/15	300	300,042
Series C
5.00%, 08/01/15	145	145,608
Series D
5.00%, 07/01/15	225	225,031
Series R-2006A
5.00%, 07/01/15 (AMBAC)	170	170,024

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2015 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal or Shares (000s)	Value

5.00%, 07/01/18 (PR 07/01/15) (AMBAC)	$795	$795,103

		3,733,128
WISCONSIN — 0.89%
State of Wisconsin RB
Series 1
5.00%, 07/01/15	285	285,040
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/15	200	200,028
Series A
5.00%, 07/01/15	150	150,021
5.25%, 07/01/15 (AGM)	165	165,023

		800,112

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $88,106,450)		88,104,229

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	14	13,713

		13,713

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,713)		13,713

TOTAL INVESTMENTS IN SECURITIES — 98.53%
(Cost: $88,120,163)		88,117,942
Other Assets, Less Liabilities — 1.47%		1,316,610

NET ASSETS — 100.00%		$89,434,552

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

SGI — Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

122

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.34%

ALABAMA — 0.41%
City of Huntsville AL GO
Series A
4.00%, 09/01/16	$150	$156,285
State of Alabama GO
Series C
5.00%, 06/01/16	360	375,678

		531,963
ALASKA — 0.83%
Alaska Municipal Bond Bank Authority RB
Series 3
5.00%, 09/01/16 (MORAL OBLG)	100	105,251
Borough of North Slope AK GO
Series A
5.00%, 06/30/16 (NPFGC)	100	104,669
Series B
4.00%, 06/30/16	175	181,426
Municipality of Anchorage AK GO
Series A
5.00%, 08/01/16	100	105,022
Series D
5.00%, 08/01/16 (AMBAC)	100	105,022
State of Alaska GO
Series A
4.00%, 08/01/16	235	244,311
5.00%, 08/01/16	225	236,351

		1,082,052
ARIZONA — 4.62%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/21 (PR 07/01/16)	100	104,599
Arizona State University Energy Management LLC RB
5.00%, 07/01/16	200	208,662
Arizona State University RB
Series A
4.00%, 07/01/16 (AMBAC)	100	103,579
Arizona Transportation Board RB
4.00%, 07/01/16	95	98,478
5.00%, 07/01/16	415	434,559
Series A
4.00%, 07/01/16	285	295,434
City of Chandler AZ GOL
5.00%, 07/01/16	100	104,682
City of Mesa AZ GO
3.88%, 07/01/16 (NPFGC-FGIC)	100	103,515
City of Mesa AZ RB
5.25%, 07/01/16 (ETM) (NPFGC-FGIC)	170	178,243
5.25%, 07/01/16 (NPFGC-FGIC)	110	115,379
City of Phoenix AZ GO
Series A
5.00%, 07/01/16	350	366,496
6.25%, 07/01/16	100	105,932
City of Phoenix AZ GOL
Series C
4.00%, 07/01/16	200	207,424

Security	Principal (000s)	Value

City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/16	$670	$701,478
5.50%, 07/01/16	200	210,426
Series A
4.00%, 07/01/16	100	103,661
Series B
5.00%, 07/01/16 (NPFGC)	170	177,835
Series C
4.00%, 07/01/16	250	258,920
City of Scottsdale AZ GO
5.00%, 07/01/16	75	78,512
City of Scottsdale AZ GOL
5.00%, 07/01/16	195	204,130
City of Tempe AZ GO
Series A
3.00%, 07/01/16	125	128,390
Series C
4.00%, 07/01/16	160	165,939
County of Pima AZ GO
4.50%, 07/01/16 (NPFGC-FGIC)	125	130,201
County of Pima AZ Sewer System Revenue RB
4.00%, 07/01/16 (AGM)	125	129,601
Maricopa County Community College District GO
Series D
2.00%, 07/01/16	150	152,567
Maricopa County High School District No. 210-Phoenix GO
5.13%, 07/01/16 (NPFGC)	90	94,326
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/16 (NPFGC-FGIC)	100	103,681
Maricopa County Unified School District No. 41 Gilbert GO
3.25%, 07/01/16	100	102,798
Maricopa County Unified School District No. 48 Scottsdale GO
Series B
4.75%, 07/01/25 (Call 07/01/16) (AGM)	125	130,436
Maricopa County Unified School District No. 80 Chandler GO
4.00%, 07/01/16	75	77,761
Regional Public Transportation Authority RB
Series A
5.00%, 07/01/16	120	125,656
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/21 (PR 07/01/16)	395	413,166
Town of Gilbert AZ GO
5.00%, 07/01/16	100	104,661

		6,021,127
CALIFORNIA — 11.71%
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/16 (AGM)	185	183,766
Berkeley Unified School District/CA GO
3.00%, 08/01/16	300	308,631
California State Public Works Board RB
Series B
5.00%, 06/01/16 (NPFGC-FGIC)	160	166,726
Series C
4.00%, 06/01/16	200	206,700

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Chabot-Las Positas Community College District GO Series C
0.00%, 08/01/16 (AMBAC)	$300	$297,648
City of Los Angeles CA GO Series B
5.00%, 09/01/16	450	474,736
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/16	150	155,091
5.00%, 06/01/16	465	485,051
City of Pasadena CA Electric Revenue RB
3.00%, 06/01/16	170	174,316
Coast Community College District GO Series B
4.75%, 08/01/16 (AGM)	100	104,772
Desert Sands Unified School District GO
5.00%, 08/01/16	100	104,965
East Bay Municipal Utility District Wastewater System Revenue RB Series A
4.00%, 06/01/16	100	103,485
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/16	300	313,092
Series B
5.00%, 06/01/16	100	104,364
5.00%, 06/01/16 (NPFGC-FGIC)	60	62,618
Eastern Municipal Water District COP Series A
5.00%, 07/01/16 (NPFGC)	100	104,609
Long Beach Unified School District GO Series A
5.00%, 08/01/16	125	131,206
Los Angeles Community College District/CA GO
Series E
5.00%, 08/01/16 (AGM)	200	210,086
Series E-1
3.25%, 08/01/16	200	206,296
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/16	220	230,934
Los Angeles County Metropolitan Transportation Authority RB
2.50%, 07/01/16	105	107,408
5.00%, 07/01/16	275	288,189
Series A
5.00%, 07/01/16	290	303,908
Series B
5.00%, 06/01/16	180	187,943
Series D
5.00%, 07/01/16	150	157,194
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/16	125	129,730
5.00%, 07/01/16	350	366,747
Los Angeles Unified School District/CA GO
5.75%, 07/01/16 (NPFGC)	100	105,432
Series A-1
4.00%, 07/01/16	100	103,681
Series B
5.00%, 07/01/16 (AGM)	335	350,685
Series E
5.00%, 07/01/16 (AGM)	300	314,046
Series F
5.00%, 07/01/16 (FGIC)	100	104,682

Security	Principal (000s)	Value

Series G
5.00%, 07/01/16 (AMBAC)	$170	$177,959
Series H
5.00%, 07/01/16 (AGM)	110	115,150
Series I
5.00%, 07/01/16	75	78,512
Series KY
5.00%, 07/01/16	370	387,323
M-S-R Public Power Agency RB Series L
5.00%, 07/01/16 (AGM)	130	135,790
Metropolitan Water District of Southern California RB
3.00%, 07/01/16	200	205,444
Series B
4.00%, 07/01/16	110	114,094
5.00%, 07/01/16	100	104,723
Northern California Power Agency RB
5.00%, 07/01/16 (AGM)	210	220,028
Series A
5.00%, 06/01/16	100	104,374
5.00%, 07/01/16	100	104,754
Orange County Public Financing Authority RB
5.00%, 06/01/16 (NPFGC)	100	104,226
5.00%, 07/01/16 (NPFGC)	250	261,473
Orange County Transportation Authority RB
4.00%, 08/15/16	100	104,193
Sacramento County Water Financing Authority RB Series A
5.00%, 06/01/16 (NPFGC-FGIC)	150	156,420
Sacramento Municipal Utility District RB
4.00%, 07/01/16 (NPFGC)	100	103,609
Series U
5.00%, 08/15/16 (AGM)	195	205,161
San Diego Community College District GO
4.00%, 08/01/16	325	338,241
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/16	355	372,791
San Diego Unified School District/CA GO Series A
0.00%, 07/01/16 (NPFGC-FGIC)	100	99,381
San Francisco Unified School District GO Series E
5.00%, 06/15/16	250	261,380
San Juan Unified School District GO
2.00%, 08/01/16	150	152,642
San Ramon Valley Unified School District/CA GO
4.50%, 08/01/16 (NPFGC)	100	104,591
Series A
0.00%, 07/01/16 (NPFGC-FGIC)	175	173,967
Southern California Public Power Authority RB
5.00%, 07/01/16	100	104,682
Series 2010-1
5.00%, 07/01/16	115	120,384
Series A
4.00%, 07/01/16	350	362,883
5.00%, 07/01/16	225	235,535
State of California GO
4.13%, 06/01/16 (SGI)	125	129,369
5.00%, 06/01/16 (SGI)	200	208,576
5.00%, 08/01/16	790	829,571
5.00%, 09/01/16	1,555	1,638,224
Series A

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

4.00%, 07/01/16	$445	$461,977
5.00%, 07/01/16	325	340,620

		15,266,784
COLORADO — 1.15%
City & County of Denver CO GO
5.00%, 08/01/16	130	136,559
Series A
5.00%, 08/01/16	410	430,684
Regional Transportation District COP Series A
5.00%, 06/01/16	150	156,272
State of Colorado Department of Transportation RB
Series B
4.25%, 06/15/16 (NPFGC)	120	124,495
5.50%, 06/15/16 (NPFGC)	325	341,058
University of Colorado RB
Series A-1
1.50%, 06/01/16	200	202,196
Series B-1
5.00%, 06/01/16	100	104,309

		1,495,573
CONNECTICUT — 1.06%
City of Norwalk CT GO Series B
5.00%, 07/01/16	100	104,692
Connecticut State Health & Educational Facility Authority RB Series A
1.35%, 07/01/42	350	353,619
State of Connecticut GO
Series E
4.00%, 08/15/16	75	78,017
Series C
5.00%, 06/01/16	250	260,708
State of Connecticut RB Series A
4.20%, 07/01/16	100	103,871
State of Connecticut Special Tax Revenue ST
5.25%, 07/01/16 (AMBAC)	360	377,867
Town of Stratford CT GO
4.00%, 08/01/16	100	103,748

		1,382,522
DELAWARE — 0.97%
County of New Castle DE GO
Series A
4.00%, 07/15/16	100	103,798
5.00%, 07/15/16	200	209,760
Delaware Transportation Authority RB
5.00%, 07/01/16	400	418,936
Series A
5.00%, 07/01/16	150	157,101
State of Delaware GO
5.00%, 07/01/16	100	104,713
Series B
3.00%, 07/01/16	100	102,712
5.00%, 07/01/16	155	162,305

		1,259,325

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.65%
District of Columbia GO
Series B
5.25%, 06/01/16 (AGM)	$220	$229,962
6.00%, 06/01/16 (NPFGC)	135	142,016
Series C
5.00%, 06/01/16 (AGM)	250	260,795
Series F
5.00%, 06/01/16 (BHAC)	50	52,159
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/16	150	156,960

		841,892
FLORIDA — 6.03%
County of Miami-Dade FL GO
2.70%, 07/01/16	115	117,621
Series B
5.00%, 07/01/16	150	156,867
County of Miami-Dade FL RB
5.00%, 08/01/16 (NPFGC-FGIC)	375	393,210
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
4.00%, 07/01/16	300	310,737
County of Palm Beach FL GO
4.00%, 08/01/16	115	119,517
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/16 (AGM)	75	78,473
5.00%, 07/01/16 (AMBAC)	290	303,427
5.00%, 07/01/16 (NPFGC)	100	104,630
Series B
5.00%, 07/01/16 (NPFGC)	315	329,584
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/16	50	52,440
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/16	450	471,069
Series B
5.00%, 07/01/16	250	261,705
Lee County School Board COP Series B
3.00%, 08/01/16	100	102,726
Miami-Dade County Expressway Authority RB Series A
3.00%, 07/01/16 (AGM)	100	102,416
Sarasota County School Board COP Series B
3.00%, 07/01/16	210	215,267
School District of Broward County/FL COP Series A
5.00%, 07/01/16	125	130,671
State Board of Administration Finance Corp. RB
Series A
3.75%, 07/01/16	180	186,046
5.00%, 07/01/16	1,130	1,182,432
State of Florida GO
5.00%, 07/01/16	250	261,782
Series A
5.00%, 06/01/16	300	313,011

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Series B
5.00%, 06/01/16	$200	$208,674
Series C
5.00%, 06/01/16	690	719,925
Series D
5.00%, 06/01/16	270	281,710
5.25%, 06/01/16	215	224,817
Series E
5.00%, 06/01/16	120	125,204
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/16	100	104,682
Series B
5.00%, 07/01/16	200	209,364
5.00%, 07/01/16 (NPFGC)	315	329,748
Series C
5.00%, 07/01/16	395	413,494
Volusia County School Board COP
4.00%, 08/01/16	50	51,932

		7,863,181
GEORGIA — 2.85%
Catoosa County School District GO
4.00%, 08/01/16 (SAW)	100	103,904
Cherokee County Board of Education GO Series A
4.25%, 08/01/16 (NPFGC-FGIC)	150	156,330
County of Douglas GA GO
4.00%, 08/01/16	130	135,134
Forsyth County School District GO
5.00%, 06/01/16 (AGM)	260	271,302
5.00%, 07/01/16	100	104,723
Georgia State Road & Tollway Authority RB
5.00%, 06/01/16 (NPFGC)	660	688,063
Series A
4.00%, 06/01/16	120	123,866
Gwinnett County Water & Sewerage Authority RB
4.25%, 08/01/16 (GTD)	100	104,210
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/16 (AMBAC)	170	177,888
5.00%, 07/01/16 (NPFGC-FGIC)	125	130,800
Savannah-Chatham County School District GO
5.25%, 08/01/16 (AGM)	190	200,076
State of Georgia GO
Series A
5.00%, 07/01/16	130	136,100
Series B
5.00%, 07/01/16	150	157,038
5.75%, 08/01/16	110	116,443
Series E
5.00%, 08/01/16	835	877,126
Series E-1
4.00%, 07/01/16	230	238,491

		3,721,494
HAWAII — 1.23%
City & County of Honolulu HI GO
Series A
5.25%, 07/01/16 (ETM) (AGM)	130	136,317
5.25%, 07/01/16 (AGM)	60	62,959

Security	Principal (000s)	Value

Series B
2.00%, 08/01/16	$100	$101,783
5.00%, 08/01/16	100	105,032
City & County of Honolulu HI Wastewater System Revenue RB
Series A
4.00%, 07/01/16	200	207,568
4.25%, 07/01/16 (NPFGC)	100	104,035
5.00%, 07/01/16 (NPFGC)	100	104,785
County of Hawaii HI GO Series A
5.00%, 07/15/16 (AGC)	100	104,803
State of Hawaii GO
Series DN
5.00%, 08/01/16	400	420,260
Series EK
3.00%, 08/01/16	100	102,899
University of Hawaii RB Series A
4.00%, 07/15/16 (NPFGC)	150	155,490

		1,605,931
IDAHO — 0.10%
Ada & Boise Counties Independent School District Boise City GO
5.00%, 08/01/16 (NPFGC)	125	131,331

		131,331
ILLINOIS — 4.69%
Chicago Transit Authority RB
5.00%, 06/01/16 (AGM)	100	103,713
Illinois Finance Authority RB
Series B
5.00%, 07/01/16 (ETM)	55	57,524
5.00%, 07/01/16	265	277,214
Illinois State Toll Highway Authority RB
Series A-1
5.00%, 01/01/26 (PR 07/01/16) (AGM)	465	486,576
Series A-2
5.00%, 01/01/27 (PR 07/01/16) (AGM)	150	156,960
5.00%, 01/01/28 (PR 07/01/16) (AGM)	550	575,520
5.00%, 01/01/31 (PR 07/01/16) (AGM)	1,080	1,130,112
Metropolitan Pier & Exposition Authority RB
Series A
0.00%, 06/15/16 (NPFGC-FGIC)	205	203,520
5.50%, 06/15/16 (FGIC)	100	104,863
Regional Transportation Authority RB
5.75%, 06/01/16 (AGM)	245	257,118
Series A
5.75%, 07/01/16 (NPFGC)	65	68,490
State of Illinois GO
5.00%, 08/01/16	985	1,023,435
Series A
5.00%, 06/01/16	220	227,449
State of Illinois RB
3.00%, 06/15/16	100	102,459
4.00%, 06/15/16	125	129,267
5.00%, 06/15/16	340	354,858
5.00%, 06/15/16 (NPFGC)	100	104,370

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Series B
4.50%, 06/15/16	$100	$103,892
State of Illinois Unemployment Compensation Trust Fund RB Series A
5.00%, 06/15/16	620	647,522

		6,114,862
INDIANA — 0.38%
Indiana University RB
Series 2008A
3.50%, 06/01/16	100	102,961
Series S
3.50%, 08/01/16	175	181,022
Indianapolis Local Public Improvement Bond Bank RB Series A
5.50%, 07/01/16 (NPFGC)	100	104,819
Purdue University RB Series Y
4.50%, 07/01/16	100	104,182

		492,984
IOWA — 0.72%
City of Des Moines IA GO Series H
5.00%, 06/01/16	200	208,674
City of West Des Moines IA GO Series A
4.00%, 06/01/16	100	103,391
Iowa City Community School District GO Series B
3.00%, 06/01/16	100	102,474
Iowa Finance Authority RB
5.00%, 08/01/16	300	314,936
Series A
4.00%, 08/01/16	100	103,906
State of Iowa RB Series A
3.00%, 06/01/16	100	102,502

		935,883
KANSAS — 0.20%
State of Kansas Department of Transportation RB Series A
5.00%, 09/01/16	250	263,480

		263,480
KENTUCKY — 0.16%
Kentucky State Property & Building Commission RB Series A
3.50%, 08/01/16	100	103,200
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/16	100	104,682

		207,882
LOUISIANA — 0.62%
City of Shreveport LA GO
5.00%, 08/01/16	150	157,183

Security	Principal (000s)	Value

Louisiana State Citizens Property Insurance Corp. RB Series B
5.00%, 06/01/16 (AMBAC)	$100	$103,979
State of Louisiana GO
Series A
5.00%, 08/01/16	100	104,987
Series B
4.25%, 07/15/16 (CIFG)	120	124,829
Series C
5.00%, 07/15/16	300	314,409

		805,387
MARYLAND — 4.01%
County of Baltimore MD GO
5.00%, 09/01/17 (PR 09/01/16)	100	105,311
County of Calvert MD GO
3.00%, 07/15/16	100	102,769
County of Frederick MD GO Series B
4.00%, 08/01/16	225	233,838
County of Howard MD GO Series B
5.00%, 08/15/16	360	378,749
County of Montgomery MD GO Series A
5.00%, 07/01/16	400	418,768
County of Montgomery MD GOL Series A
5.00%, 08/01/16	100	105,045
Maryland State Transportation Authority RB
4.00%, 07/01/16 (AGM)	150	155,538
Series A
3.00%, 07/01/16	100	102,691
5.00%, 07/01/16	300	314,076
State of Maryland Department of Transportation RB
4.00%, 09/01/16	150	156,249
5.00%, 06/01/16	100	104,271
State of Maryland GO
First Series C
4.00%, 08/15/16	300	312,261
Second Series
5.00%, 08/01/16	1,210	1,271,044
5.00%, 08/01/19 (PR 08/01/16)	100	104,957
Second Series A
5.00%, 08/01/16	150	157,567
Second Series E
5.00%, 08/01/16	175	183,829
Series A
2.00%, 08/01/16	100	101,796
Series B
5.00%, 08/01/16	150	157,568
Washington Suburban Sanitary Commission GO
4.25%, 06/01/16	100	103,630
5.00%, 06/01/16	525	547,670
Series A
4.00%, 06/01/16	100	103,401

		5,221,028

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MASSACHUSETTS — 6.08%
City of Boston MA GO Series C
5.00%, 08/01/16	$175	$183,911
Commonwealth of Massachusetts GOL
Series A
5.00%, 08/01/16	730	767,237
Series B
4.00%, 06/01/16	75	77,586
5.00%, 08/01/16	700	735,707
Series D
4.75%, 08/01/25 (PR 08/01/16)	500	523,415
5.00%, 08/01/16	445	467,699
5.00%, 08/01/21 (PR 08/01/16)	275	288,621
5.00%, 08/01/22 (PR 08/01/16)	110	115,448
Commonwealth of Massachusetts RB
Series A
5.50%, 06/01/16	200	209,592
5.50%, 06/01/16 (NPFGC-FGIC)	200	209,592
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/16	750	784,725
Series C
5.25%, 07/01/16	360	377,903
5.50%, 07/01/16	595	625,993
Massachusetts Clean Water Trust (The) RB
Series 12
4.00%, 08/01/16	280	291,094
5.00%, 08/01/16	250	262,613
Series 15A
5.00%, 08/01/16	100	105,045
Series A
5.00%, 08/01/16	195	204,838
5.25%, 08/01/16	250	263,290
Massachusetts Health & Educational Facilities Authority RB Series O
5.00%, 07/01/16	470	492,250
Massachusetts Municipal Wholesale Electric Co. RB Series A
4.00%, 07/01/16	100	103,558
Massachusetts Port Authority RB Series D
5.50%, 07/01/16 (AGM)	165	173,413
Massachusetts School Building Authority RB Series A
4.00%, 08/15/16 (AMBAC)	145	150,955
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/16	150	155,973
Series B
5.50%, 08/01/16 (AGM)	100	105,506
Series J
5.25%, 08/01/16 (AGM)	240	252,806

		7,928,770
MICHIGAN — 0.46%
Michigan Finance Authority RB Series A
5.00%, 07/01/16	575	602,100

		602,100

Security	Principal (000s)	Value

MINNESOTA — 1.40%
State of Minnesota GO
5.00%, 06/01/16	$250	$260,768
5.00%, 08/01/16	100	105,036
Series A
5.00%, 08/01/16	500	525,180
Series D
4.00%, 08/01/16	135	140,337
5.00%, 08/01/16	270	283,597
Series E
5.00%, 08/01/16	100	105,036
Series F
4.00%, 08/01/16	395	410,614

		1,830,568
MISSISSIPPI — 0.08%
Mississippi Development Bank RB Series A
5.00%, 07/01/16 (AMBAC)	100	104,022

		104,022
MISSOURI — 0.44%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/16 (NPFGC-FGIC)	100	104,946
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/16	300	314,076
Series B
4.00%, 07/01/16	150	155,538

		574,560
MONTANA — 0.22%
Montana Department of Transportation RB
4.00%, 06/01/16	250	258,400
State of Montana GO Series G
4.00%, 08/01/16	25	25,991

		284,391
NEBRASKA — 0.30%
Metropolitan Utilities District of Omaha RB Series B
4.00%, 06/01/16 (NPFGC)	150	154,875
University of Nebraska Facilities Corp. RB
5.00%, 07/15/16 (AMBAC)	225	236,000

		390,875
NEVADA — 1.26%
Clark County School District GOL
Series B
4.50%, 06/15/16 (AMBAC)	100	103,948
Series C
5.00%, 06/15/16	115	120,068
5.00%, 06/15/16 (NPFGC)	225	234,958
Clark County Water Reclamation District GOL Series A
5.00%, 07/01/16	150	156,945

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

County of Clark Department of Aviation RB Series D
5.00%, 07/01/16	$100	$104,547
County of Clark NV RB
5.00%, 07/01/16 (AMBAC)	300	313,797
Series A
5.00%, 07/01/16	125	130,645
Series F
5.00%, 07/01/16	235	245,613
State of Nevada GOL
5.00%, 06/01/16	225	234,673

		1,645,194
NEW HAMPSHIRE — 0.65%
City of Nashua NH GO
5.00%, 07/15/16 (NPFGC)	100	104,846
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/16	365	383,871
State of New Hampshire GO
Series A
3.00%, 07/01/16	100	102,691
5.00%, 06/01/17 (PR 06/01/16) (NPFGC)	145	151,194
Series B
4.00%, 06/01/16	100	103,401

		846,003
NEW JERSEY — 2.20%
New Jersey Building Authority RB
Series A
5.00%, 06/15/16	250	258,212
5.00%, 06/15/16 (AGM)	225	234,495
New Jersey Educational Facilities Authority RB
Series B
5.00%, 07/01/16	200	209,468
Series D
5.00%, 07/01/16 (AGM)	100	104,403
Series E
5.00%, 07/01/16	100	104,734
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/16	100	104,055
Series AA
4.00%, 06/15/16	270	276,310
Series B
5.00%, 06/15/16	50	51,643
State of New Jersey GO
5.00%, 06/01/16	370	383,605
Series H
5.25%, 07/01/16	105	109,442
5.25%, 07/01/16 (NPFGC)	100	104,230
Series L
5.25%, 07/15/16 (AMBAC)	520	542,755
Series M
5.50%, 07/15/16 (AMBAC)	125	130,793
Series O
5.00%, 08/01/16	100	104,270
Series Q
4.00%, 08/15/16	150	154,863

		2,873,278

Security	Principal (000s)	Value

NEW MEXICO — 1.72%
Albuquerque Bernalillo County Water Utility Authority RB Series A
5.25%, 07/01/16 (AMBAC)	$100	$104,963
Albuquerque Municipal School District No. 12 GO
4.00%, 08/01/16 (SAW)	100	103,982
Series B
5.00%, 08/01/16 (SAW)	150	157,597
City of Albuquerque NM GO
Series A
3.00%, 07/01/16	100	102,712
4.00%, 07/01/16	105	108,898
Series B
4.50%, 07/01/16 (NPFGC)	100	104,213
City of Albuquerque NM RB Series B
5.00%, 07/01/16	200	209,322
New Mexico Finance Authority RB
4.00%, 06/15/16	410	424,502
Santa Fe Public School District GO
3.00%, 08/01/16 (SAW)	200	205,644
4.00%, 08/01/16 (SAW)	100	103,949
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/16	285	298,432
Series B
5.00%, 07/01/16	300	313,983

		2,238,197
NEW YORK — 10.09%
City of New York NY GO
Series A
3.00%, 08/01/16	220	226,114
Series A-1
4.00%, 08/15/16	125	129,985
5.00%, 08/01/16	265	278,102
5.00%, 08/15/16	300	315,327
Series B
4.00%, 08/01/16	1,690	1,755,268
5.00%, 08/01/16	315	330,574
Series C
3.00%, 08/01/16	100	102,779
5.00%, 08/01/16	175	183,652
5.25%, 08/01/16	100	105,215
Series D
5.00%, 08/01/16	100	104,944
Series E
5.00%, 08/01/16	500	524,720
Series F
3.00%, 08/01/16	225	231,253
5.00%, 08/01/16	260	272,854
Series G
4.00%, 08/01/16 (AGM)	100	103,862
5.00%, 08/01/16	250	262,360
5.25%, 08/01/16	200	210,430
Series I
3.00%, 08/01/16	200	205,558
5.00%, 08/01/16	100	104,944
Series J
5.00%, 08/01/16	325	341,068

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Series J-1
4.00%, 08/01/16	$150	$155,793
5.00%, 08/01/16	440	461,754
County of Westchester NY GO Series B
3.00%, 06/01/16	100	102,492
Long Island Power Authority RB
0.00%, 06/01/16 (AGM)	165	164,048
Metropolitan Transportation Authority RB Series A
5.75%, 07/01/16 (SAP)	300	316,203
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/16 (NPFGC-FGIC)	105	108,964
5.00%, 07/15/16 (SAW)	500	524,180
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 08/01/16 (ETM)	110	113,052
3.00%, 08/01/16	90	92,601
4.00%, 08/01/16 (ETM)	55	57,122
4.00%, 08/01/16	45	46,788
5.00%, 08/01/16 (ETM)	35	36,760
5.00%, 08/01/16	130	136,574
Series A-3
5.00%, 08/01/16	100	104,985
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/16	210	219,376
Series BB
4.00%, 06/15/16	100	103,509
Series EE
3.00%, 06/15/16	120	122,982
5.00%, 06/15/16	135	141,051
Series FF
5.00%, 06/15/16	265	276,832
Series GG
5.00%, 06/15/16	150	156,697
New York State Dormitory Authority RB
4.13%, 07/01/16	100	103,509
5.00%, 07/01/16	635	663,676
5.00%, 07/01/16 (SAP)	100	104,547
5.00%, 08/01/16	100	104,911
Series A
4.00%, 07/01/16	100	103,497
5.00%, 07/01/16	95	99,457
5.00%, 07/01/16 (GOI)	140	146,628
Series B
5.00%, 07/01/16	250	261,755
Series D
4.00%, 06/15/16	125	129,424
5.00%, 06/15/16	200	208,990
Series E
5.00%, 08/15/16	200	210,486
New York State Environmental Facilities Corp. RB
3.00%, 06/15/16	150	153,888
5.00%, 06/15/16	100	104,505
Series A
5.00%, 06/15/16	590	616,579
5.50%, 06/15/16	100	104,983
Series C
4.00%, 06/15/16	150	155,322
North Syracuse Central School District GO Series B
3.00%, 06/15/16 (SAW)	100	102,193

Security	Principal (000s)	Value

Port Authority of New York & New Jersey RB
5.00%, 08/15/16 (AGM)	$425	$446,985
Smithtown Central School District GO
4.00%, 08/01/16 (SAW)	100	103,929

		13,156,036
NORTH CAROLINA — 2.19%
Cape Fear Public Utility Authority RB
5.00%, 08/01/16	200	210,086
City of Charlotte NC GO
5.00%, 08/01/16	295	309,815
Series B
5.00%, 06/01/16	250	260,747
City of Charlotte NC Water & Sewer System Revenue RB Series A
5.00%, 07/01/16	275	287,818
County of Davidson NC GO
5.00%, 06/01/16 (AGM)	125	130,398
County of Durham NC COP Series A
4.00%, 06/01/16	100	103,344
County of Forsyth NC GO
3.50%, 08/01/16	100	103,420
4.00%, 07/01/16	150	155,538
County of Mecklenburg NC GO
Series A
3.00%, 08/01/16	150	154,319
4.00%, 08/01/16	115	119,556
5.00%, 08/01/16	150	157,568
State of North Carolina GO
Series A
5.00%, 09/01/16	150	158,088
5.00%, 06/01/20 (PR 06/01/16)	170	177,262
5.25%, 06/01/16	350	365,914
Series B
5.00%, 06/01/16	150	156,477

		2,850,350
OHIO — 2.32%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/16	125	131,510
Series A
4.00%, 07/01/16	100	103,681
5.00%, 08/15/16	100	105,208
City of Columbus OH GOL
4.00%, 08/15/16	250	260,217
Ohio State Water Development Authority RB
5.00%, 06/01/16	100	104,337
Series A
5.00%, 06/01/16	350	365,179
Series B-1
4.00%, 06/01/16	200	206,838
State of Ohio Department of Administration COP
5.00%, 09/01/16	150	157,937
State of Ohio GO
5.00%, 08/01/16	200	210,086
Series A
5.00%, 06/15/16	160	167,189
5.00%, 06/15/18 (PR 06/15/16)	185	193,221

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Series C
5.00%, 08/01/16	$525	$551,476
State of Ohio RB
Series 2008-1
5.00%, 06/15/16	450	469,971

		3,026,850
OKLAHOMA — 1.18%
City of Tulsa OK GO
Series A
4.00%, 06/01/16	100	103,363
Grand River Dam Authority RB
Series A
4.00%, 06/01/16 (BHAC)	100	103,401
5.00%, 06/01/16 (BHAC)	55	57,375
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/16	140	142,310
4.00%, 07/01/16	250	258,845
5.00%, 07/01/16	110	115,082
Oklahoma County Independent School District No. 89 Oklahoma City GO
2.00%, 07/01/16	250	254,125
Oklahoma Department of Transportation RB
5.00%, 09/01/16	85	89,467
State of Oklahoma GO
Series A
2.50%, 07/15/16	200	204,582
Tulsa County Independent School District No. 3 Broken Arrow GO
2.00%, 06/01/16	200	203,058

		1,531,608
OREGON — 0.53%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/16	100	105,065
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/16 (AGM, GTD)	100	104,513
State of Oregon GO
Series A
4.00%, 08/01/16	165	171,592
5.00%, 08/01/16	100	105,079
Washington & Multnomah Counties School District No. 48J Beaverton GO
5.00%, 06/01/16 (AGM)	200	208,618

		694,867
PENNSYLVANIA — 3.57%
City of Philadelphia PA Airport Revenue RB
Series A
4.00%, 06/15/16	125	128,975
City of Philadelphia PA GO
5.00%, 08/01/16 (CIFG)	100	104,878
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/16	140	146,223
5.00%, 08/01/16 (AMBAC)	175	183,734
Series C
5.00%, 08/01/16 (AGM)	250	262,463
Commonwealth of Pennsylvania GO
Second Series
5.00%, 07/01/16	200	208,930
Series A
5.00%, 07/15/16	200	209,242

Security	Principal (000s)	Value

Third Series
5.38%, 07/01/16 (NPFGC)	$985	$1,032,664
County of Butler PA GO
4.00%, 07/15/16	110	114,140
County of Chester PA GO
Series C
4.00%, 07/15/16	160	166,077
Pennsylvania Economic Development Financing Authority RB
Series A
4.00%, 07/01/16	595	617,086
5.00%, 07/01/16	465	486,916
Pennsylvania Higher Educational Facilities Authority RB
Series AG
5.00%, 06/15/16	90	93,860
Series AL
5.00%, 06/15/16	125	130,361
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/16	430	449,277
Pennsylvania State University RB
5.25%, 08/15/16	100	105,439
Pennsylvania Turnpike Commission RB
Series C
5.00%, 06/01/16 (AGM)	200	208,362

		4,648,627
RHODE ISLAND — 0.24%
Rhode Island Commerce Corp. RB
5.00%, 06/15/16 (NPFGC-FGIC)	125	130,179
State of Rhode Island GO
5.00%, 08/01/16 (ETM) (AMBAC)	35	36,727
5.00%, 08/01/16 (AMBAC)	145	152,345

		319,251
SOUTH CAROLINA — 0.30%
County of Berkeley SC RB
4.00%, 06/01/16	50	51,686
State of South Carolina GO
Series A
4.00%, 06/01/16	325	336,053

		387,739
SOUTH DAKOTA — 0.08%
Sioux Falls School District No. 49-5/SD GO
Series B
5.00%, 07/01/16	100	104,609

		104,609
TENNESSEE — 1.22%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/16	225	235,604
Series B
4.00%, 08/01/16	125	129,978
5.00%, 08/01/21 (PR 08/01/16)	420	440,660
Series D
5.00%, 07/01/16	350	366,495

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
Series A
5.00%, 07/01/16	$150	$156,852
State of Tennessee GO
Series A
4.00%, 08/01/16	250	259,905

		1,589,494
TEXAS — 8.20%
Alamo Community College District GOL
5.63%, 08/15/16 (NPFGC-FGIC)	100	105,930
Austin Independent School District GO
5.00%, 08/01/16	100	105,065
5.00%, 08/01/16 (PSF)	325	341,500
Series A
4.00%, 08/01/16 (NPFGC)	100	103,982
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/16 (AGM)	85	89,094
5.25%, 07/15/16 (AGM)	260	273,195
City of El Paso TX GOL
Series A
5.00%, 08/15/16	150	157,721
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/16	115	120,946
City of San Antonio TX GOL
5.00%, 08/01/16	100	105,065
County of Bexar TX GOL
4.00%, 06/15/16	100	103,507
County of Dallas TX GOL
5.00%, 08/15/16	100	105,150
County of Harris TX GO
Series C
5.00%, 08/15/16	100	105,240
County of Harris TX GOL
Series C
4.00%, 08/15/16	150	156,161
County of Harris TX RB
Series A
5.00%, 08/15/16 (NPFGC)	350	367,892
County of Tarrant TX GOL
5.00%, 07/15/16	300	314,638
Denton Independent School District GO
5.00%, 08/15/16 (PSF)	200	210,470
Eanes Independent School District GO
5.00%, 08/01/16 (PSF)	100	105,077
Edinburg Consolidated Independent School District/TX GO
Series A
5.00%, 08/15/16 (AGM)	150	157,764
Fort Bend Independent School District GO
5.00%, 08/15/16 (PSF)	320	336,752
Frisco Independent School District GO
3.00%, 08/15/16 (PSF)	150	154,400
Series A
5.25%, 08/15/16 (PSF)	100	105,515
Houston Independent School District GOL
Series A
5.00%, 08/15/16 (PSF)	275	289,396
Laredo Independent School District GO
5.00%, 08/01/16 (PSF)	200	210,034
Leander Independent School District GO
5.00%, 08/15/16 (PSF)	100	105,176

Security	Principal (000s)	Value

Lewisville Independent School District GO
0.00%, 08/15/16 (PSF)	$100	$99,332
5.00%, 08/15/16 (PSF)	245	257,826
Series A
4.00%, 08/15/16 (PSF)	125	130,141
Magnolia Independent School District/TX GO
5.00%, 08/15/16 (PSF)	100	105,176
North East Independent School District/TX GO
5.00%, 08/01/16 (PSF)	240	252,185
Series A
5.00%, 08/01/16 (PSF)	185	194,392
North Texas Municipal Water District RB
5.00%, 09/01/16	500	527,120
Northside Independent School District GO
Series A
5.25%, 08/15/16 (PSF)	150	158,272
Round Rock Independent School District GO
5.00%, 08/01/16	200	210,154
Series A
4.00%, 08/01/16	100	103,993
San Antonio Independent School District/TX GO
5.00%, 08/15/16 (PSF)	125	131,544
Socorro Independent School District GO
Series A
5.00%, 08/15/16 (PSF)	150	157,852
State of Texas GO
5.00%, 08/01/16	165	173,357
Series B
5.00%, 08/01/16	200	210,130
Series C
4.00%, 08/01/16	100	103,982
Series E
5.00%, 08/01/16	100	105,065
Texas Municipal Power Agency RB
0.00%, 09/01/16 (NPFGC)	280	277,547
Texas Public Finance Authority RB
5.00%, 07/01/16	650	680,634
Texas Tech University RB
Series S
3.00%, 08/15/16	100	102,928
Texas Water Development Board RB
Series A
5.00%, 07/15/16	620	650,179
University of Texas System (The) RB
5.25%, 08/15/16	100	105,538
Series A
5.00%, 08/15/16	460	484,187
Series B
4.25%, 08/15/16	100	104,416
5.00%, 08/15/24 (PR 08/15/16)	750	788,497
Series C
5.00%, 08/15/16	330	347,351

		10,691,468
UTAH — 2.33%
County of Salt Lake UT RB
Series A
5.00%, 08/15/16	100	105,229
Intermountain Power Agency RB
Series A
4.00%, 07/01/16	340	352,308
5.00%, 07/01/16	100	104,620
5.00%, 07/01/16 (AMBAC)	240	251,088

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Metropolitan Water District of Salt Lake & Sandy RB Series A
4.00%, 07/01/16	$220	$228,054
Ogden City School District GO
5.00%, 06/15/16 (GTD)	150	156,636
State of Utah GO
Series A
2.00%, 07/01/16	120	122,053
4.00%, 07/01/16	200	207,424
5.00%, 07/01/16	1,355	1,418,861
Series C
5.00%, 07/01/16	90	94,242

		3,040,515
VIRGINIA — 3.35%
City of Fairfax VA GO
2.50%, 07/15/16	40	40,892
City of Virginia Beach VA GO
4.00%, 06/01/16	330	341,223
Commonwealth of Virginia GO
5.00%, 06/01/16	150	156,477
Series B
4.00%, 06/01/16	360	372,244
5.00%, 06/01/16	70	73,023
County of Arlington VA GO
5.00%, 08/01/16	100	105,045
5.00%, 08/01/18 (PR 08/01/16)	200	209,978
Series C
4.00%, 08/15/16	200	208,174
Virginia Beach Development Authority RB Series A
5.00%, 07/15/16	100	104,803
Series C
5.00%, 08/01/16	220	230,971
Virginia College Building Authority RB
4.00%, 09/01/16	100	104,246
4.25%, 09/01/16	100	104,538
Virginia Public Building Authority RB
5.00%, 08/01/19 (PR 08/01/16)	415	435,571
Series A
5.00%, 08/01/16	100	105,032
Series B
5.00%, 08/01/16	505	530,412
5.00%, 08/01/16 (SAP)	185	194,309
Virginia Public School Authority RB
Series A
3.00%, 08/01/16 (SAW)	100	102,877
5.00%, 08/01/16	200	210,086
Series B
5.00%, 08/01/16	135	141,808
Series C
5.00%, 08/01/16 (SAW)	570	598,745

		4,370,454
WASHINGTON — 4.68%
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/16	215	223,561
Clark County School District No. 114 Evergreen GO Series B
2.00%, 06/01/16 (GTD)	100	101,491

Security	Principal (000s)	Value

Energy Northwest RB
5.00%, 07/01/16	$200	$209,364
Series A
4.00%, 07/01/16	50	51,841
5.00%, 07/01/16	275	287,876
5.25%, 07/01/16	625	655,825
5.25%, 07/01/16 (NPFGC)	190	199,371
Series B
7.13%, 07/01/16	400	426,936
Series C
5.00%, 07/01/16	160	167,491
Series D
5.00%, 07/01/16	335	350,685
Pierce County School District No. 400 Clover Park GO
5.00%, 06/01/26 (PR 06/01/16) (AGM, GTD)	100	104,244
Port of Seattle WA RB
5.00%, 06/01/16	125	130,194
Series A
4.00%, 08/01/16	165	171,209
5.00%, 09/01/16	95	99,919
Snohomish County School District No. 2 Everett GO
4.38%, 06/01/16 (NPFGC)	100	103,669
Spokane County School District No. 81 Spokane GO
4.00%, 06/01/16	100	103,354
State of Washington GO
5.00%, 07/01/16	360	376,967
5.00%, 07/01/16 (AGM)	250	261,782
Series 2010B
5.00%, 08/01/16	540	567,351
Series A
5.00%, 07/01/16	450	471,208
Series B
5.00%, 07/01/16	100	104,713
5.00%, 07/01/16 (AGM)	145	151,834
Series F
4.50%, 07/01/16	250	260,532
Series R-2011C
5.00%, 07/01/16	100	104,713
State of Washington RB
5.00%, 09/01/16	395	415,311

		6,101,441
WISCONSIN — 0.86%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/16	150	156,506
Series 2
5.00%, 06/01/16	200	208,674
State of Wisconsin RB Series 1
5.00%, 07/01/16	200	209,302
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/16	100	104,713
Series A
5.00%, 07/01/16	150	157,069
5.25%, 07/01/16 (AGM)	275	288,648

		1,124,912

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $127,482,437)		128,200,860

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2016 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	213	$212,751

		212,751

TOTAL SHORT-TERM INVESTMENTS (Cost: $212,751)		212,751

TOTAL INVESTMENTS IN SECURITIES — 98.50% (Cost: $127,695,188)		128,413,611
Other Assets, Less Liabilities — 1.50%		1,952,021

NET ASSETS — 100.00%		$130,365,632

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

CIFG  —  CDC Assurance N.A. Inc.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

134

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.77%

ALABAMA — 0.53%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/17	$175	$190,759
Alabama Water Pollution Control Authority RB
Series B
2.50%, 08/15/17	150	154,327
City of Huntsville AL GO Series A
4.00%, 09/01/17	200	213,880
State of Alabama GO
Series A
4.00%, 06/01/17	250	266,105

		825,071
ALASKA — 0.77%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17	125	133,154
5.00%, 06/30/17 (NPFGC)	315	341,794
Municipality of Anchorage AK GO Series A
4.25%, 08/01/17	100	107,320
State of Alaska GO Series A
5.00%, 08/01/17	570	620,804

		1,203,072
ARIZONA — 4.57%
Arizona State University RB Series A
4.00%, 07/01/17	130	138,410
Arizona Transportation Board RB
5.00%, 07/01/17	610	662,331
Series A
4.00%, 07/01/17	150	159,735
City of Chandler AZ GO
3.00%, 07/01/17	100	104,607
City of Glendale AZ GOL
4.00%, 07/01/17	100	105,056
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17 (NPFGC)	100	108,432
City of Mesa AZ RB
4.00%, 07/01/17 (AGM)	100	106,510
5.00%, 07/01/17	100	108,579
5.25%, 07/01/17 (NPFGC-FGIC)	195	212,455
City of Phoenix AZ GO Series A
5.00%, 07/01/17	415	450,429
City of Phoenix AZ GOL
4.00%, 07/01/17	150	159,828
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/17	100	104,566
5.00%, 07/01/17	400	434,075
5.50%, 07/01/17	325	356,109

Security	Principal (000s)	Value

Series A
5.00%, 07/01/17	$165	$178,535
Series B
5.00%, 07/01/17	325	352,882
Series C
5.00%, 07/01/17	210	227,489
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	100	108,474
City of Tempe AZ GO Series C
5.00%, 07/01/17	250	271,447
City of Tempe AZ RB
5.00%, 07/01/17	240	260,438
County of Maricopa AZ COP
5.00%, 07/01/17	250	270,352
County of Pima AZ GO
4.00%, 07/01/17 (AGM)	100	106,490
County of Pima AZ Sewer System Revenue RB
4.50%, 07/01/17 (AGM)	180	193,543
5.00%, 07/01/17 (AGM)	195	211,606
Maricopa County Community College District GO
4.00%, 07/01/17	375	399,724
Series C
5.00%, 07/01/17	290	314,879
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17 (NPFGC)	280	303,845
Maricopa County Unified School District No. 04 Mesa GO Series C
4.00%, 07/01/17	170	181,103
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17	100	104,322
Regional Public Transportation Authority RB Series A
5.00%, 07/01/17	100	108,579
Scottsdale Preserve Authority RB
5.00%, 07/01/17	200	217,032
Town of Gilbert AZ GO
5.00%, 07/01/17	110	119,321

		7,141,183
ARKANSAS — 0.07%
State of Arkansas GO Series A
5.00%, 06/01/17	100	108,267

		108,267
CALIFORNIA — 11.61%
Berkeley Unified School District/CA GO
4.00%, 08/01/17	150	160,313
Cabrillo Community College District GO
5.00%, 08/01/17	100	108,899
California State Public Works Board RB
Series A
4.00%, 09/01/17	125	133,564
Series C
5.00%, 06/01/17	395	426,995
Series F
5.00%, 09/01/17	200	217,948
Series I
5.00%, 06/01/17	175	189,175

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

City & County of San Francisco CA GO Series R1
5.00%, 06/15/17	$150	$162,798
City of Cupertino CA COP
2.00%, 07/01/17	100	102,783
City of Los Angeles CA
4.00%, 09/01/17	100	107,150
City of Los Angeles CA GO Series A
4.00%, 09/01/17	50	53,575
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/17	200	216,688
Series A
4.00%, 06/01/17	455	484,297
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17	105	112,241
Series A
3.00%, 06/01/17	125	130,713
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/17	150	162,869
County of Sacramento CA Airport System Revenue RB Series D
3.75%, 07/01/17 (AGM)	380	400,980
East Side Union High School District GO Series B
4.00%, 08/01/17 (AGM)	200	213,534
Escondido Union School District/CA GO Series B
5.00%, 08/01/17 (NPFGC-FGIC)	160	174,296
Evergreen School District GO Series A
6.00%, 08/01/17 (AGM)	100	110,768
Fullerton School District GO
4.00%, 08/01/17	145	154,999
Long Beach Unified School District GO Series A
5.00%, 08/01/17	185	201,261
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/32 (PR 08/01/17)	300	326,457
Series F
5.00%, 08/01/17	75	81,724
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17	210	228,073
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17	220	239,426
Series B
5.00%, 07/01/17	915	995,675
Los Angeles Department of Water & Power RB
Series A
4.13%, 07/01/17	275	294,156
5.00%, 07/01/17	385	418,514
Series A-1
5.00%, 07/01/17 (AMBAC)	270	293,503
Los Angeles Unified School District/CA GO
Series A-1
4.00%, 07/01/17	570	608,053
5.50%, 07/01/17 (FGIC)	135	148,036
Series B
4.00%, 07/01/17 (AMBAC)	150	160,014

Security	Principal (000s)	Value

Series C
2.00%, 07/01/17	$500	$513,510
4.00%, 07/01/17 (AGM)	100	106,676
Series I
5.00%, 07/01/17	100	108,663
Series KRY
4.00%, 07/01/17	100	106,676
5.00%, 07/01/17	145	157,561
Series KY
5.00%, 07/01/17	320	347,722
M-S-R Public Power Agency RB Series L
5.00%, 07/01/17 (AGM)	100	108,203
Metropolitan Water District of Southern California RB
Series C
4.00%, 07/01/17	135	144,068
Series E
4.00%, 07/01/17	100	106,717
Mount San Antonio Community College District GO
0.00%, 08/01/17 (ETM) (NPFGC)	100	98,464
Northern California Power Agency RB
Series A
3.00%, 06/01/17	150	156,795
5.00%, 06/01/17	100	108,344
Orange County Public Financing Authority RB
5.00%, 06/01/17 (NPFGC)	225	243,007
Sacramento County Water Financing Authority RB
5.00%, 06/01/17	250	270,117
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17 (AGM)	220	233,660
5.00%, 08/15/17 (AGM)	430	469,151
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/17	200	216,240
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/17	285	310,550
San Diego Unified School District/CA GO Series D-1
5.50%, 07/01/17 (NPFGC)	365	400,168
San Francisco Bay Area Rapid Transit District GO Series C
3.00%, 08/01/17	225	235,944
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/17	100	106,717
San Francisco Unified School District GO Series A
5.00%, 06/15/17	260	282,183
San Jose Financing Authority RB Series A
4.00%, 06/01/17	125	133,024
San Juan Unified School District GO Series B
2.00%, 08/01/17	150	154,014
San Mateo County Transportation Authority RB Series A
5.25%, 06/01/17 (NPFGC)	130	141,366
Santa Clara Unified School District GO
5.00%, 07/01/17	200	217,326

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Santa Monica Community College District GO
5.00%, 08/01/17	$245	$266,964
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17	100	109,500
Southern California Public Power Authority RB
5.00%, 07/01/17	460	499,849
Series A
5.00%, 07/01/17	535	581,174
Southwestern Community College District GO Series B
5.25%, 08/01/17 (NPFGC-FGIC)	220	240,860
State of California GO
4.00%, 09/01/17	670	716,954
4.20%, 06/01/17 (SGI)	100	106,717
5.00%, 06/01/17 (SGI)	915	990,213
Series A
5.00%, 07/01/17	1,020	1,109,638
Series B
5.00%, 09/01/17	100	109,133
West Contra Costa Unified School District GO
5.00%, 08/01/17 (AGM)	100	108,935

		18,136,280
COLORADO — 0.73%
City & County of Denver CO GO Series A
5.00%, 08/01/17	200	217,826
City & County of Denver CO RB Series A
5.00%, 09/01/17 (AGM)	250	271,757
County of Boulder CO RB
5.00%, 07/15/17	50	54,338
Regional Transportation District COP Series A
5.00%, 06/01/17	300	323,961
University of Colorado RB
Series B
4.00%, 06/01/17	125	132,896
5.00%, 06/01/17	130	140,686

		1,141,464
CONNECTICUT — 1.51%
City of Danbury CT GO Series B
5.00%, 07/01/17	265	287,567
City of Hartford CT GO
Series A
5.25%, 08/15/17 (ETM) (AMBAC)	95	103,902
5.25%, 08/15/17 (AMBAC)	5	5,470
City of Stamford CT GO Series B
5.00%, 07/01/17	300	325,863
State of Connecticut GO
Series B
5.25%, 06/01/17 (AMBAC)	200	216,650
Series C
5.00%, 06/01/17	630	679,455
5.00%, 06/15/17	100	107,977
Series E
4.00%, 08/15/17	150	159,643

Security	Principal (000s)	Value

State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17 (AMBAC)	$100	$106,656
Series B
5.25%, 07/01/17 (AMBAC)	265	288,662
University of Connecticut RB Series A
4.00%, 08/15/17	75	80,130

		2,361,975
DELAWARE — 0.99%
City of Wilmington DE GO Series A
5.00%, 06/01/17 (AGM)	100	108,160
County of New Castle DE GO
Series A
5.00%, 07/15/17	200	217,522
Series B
5.00%, 07/15/17	130	141,444
Delaware Transportation Authority RB
5.00%, 07/01/17	190	206,420
Series A
5.00%, 07/01/17	125	135,802
State of Delaware GO
Series A
3.00%, 07/01/17	130	136,042
5.00%, 07/01/17	280	304,139
Series B
5.00%, 07/01/17	275	298,708

		1,548,237
DISTRICT OF COLUMBIA — 0.70%
District of Columbia GO
Series B
5.00%, 06/01/17 (AMBAC)	535	579,084
Series C
5.00%, 06/01/17 (AGM)	100	108,240
Series F
5.00%, 06/01/17 (BHAC)	375	405,900

		1,093,224
FLORIDA — 5.25%
Central Florida Expressway Authority RB
5.00%, 07/01/17	175	189,684
County of Hillsborough FL Utility Revenue RB Series A
4.00%, 08/01/17	120	127,957
County of Miami-Dade FL GO
5.00%, 07/01/17	120	129,694
Series B
5.00%, 07/01/17	100	108,078
County of Miami-Dade FL RB
4.50%, 08/01/17 (NPFGC-FGIC)	100	107,382
5.00%, 08/01/17 (NPFGC-FGIC)	275	298,136
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
4.00%, 07/01/17	140	148,883
5.00%, 07/01/17	200	216,656
5.00%, 07/01/17 (AGM)	125	135,462
County of Palm Beach FL GO
5.00%, 08/01/17	290	316,167

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

County of Palm Beach FL RB
4.00%, 06/01/17	$350	$372,039
Florida Department of Environmental Protection RB
5.00%, 07/01/17 (AGM)	155	168,006
Series A
3.25%, 07/01/17	180	188,854
4.00%, 07/01/17	200	212,814
Series B
5.00%, 07/01/17	115	124,650
5.25%, 07/01/17	285	310,328
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/17	660	716,206
Lee County School Board COP Series B
5.00%, 08/01/17	100	108,674
Miami-Dade County School Board Foundation Inc. COP Series A
5.00%, 08/01/17 (AMBAC)	100	108,554
State of Florida GO
5.00%, 07/01/17	215	233,445
Series A
5.00%, 06/01/17	805	871,493
5.00%, 07/01/17	285	309,450
Series B
5.00%, 06/01/17	485	525,061
Series C
5.00%, 06/01/17	270	292,302
Series D
5.00%, 06/01/17	225	243,585
5.50%, 06/01/17	180	196,582
Series E
5.00%, 06/01/17	175	189,455
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17	390	423,049
5.00%, 07/01/17 (AMBAC)	130	141,016
Series B
5.00%, 07/01/17	235	254,914
Series C
5.00%, 07/01/17	180	195,253
Series E
5.00%, 07/01/17	225	244,066

		8,207,895
GEORGIA — 3.64%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17	140	150,679
Forsyth County School District GO
5.00%, 06/01/17 (AGM)	300	324,960
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17	190	205,238
Series A
4.00%, 06/01/17 (AGM)	100	105,961
5.00%, 06/01/17	460	496,892
Gwinnett County Water & Sewerage Authority RB Series A
4.00%, 08/01/17 (GTD)	200	213,606
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/17 (NPFGC)	165	178,913

Security	Principal (000s)	Value

State of Georgia GO
Series B
5.00%, 07/01/17	$100	$108,621
Series D
5.00%, 07/01/17	500	543,105
Series E
5.00%, 08/01/19 (PR 08/01/17)	850	924,528
5.00%, 08/01/21 (PR 08/01/17)	850	924,528
Series I
5.00%, 07/01/17	535	581,122
Series J-1
4.00%, 07/01/17	875	933,048

		5,691,201
HAWAII — 1.40%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17 (ETM)	50	53,314
4.00%, 08/01/17	75	80,057
Series B
2.50%, 08/01/17	100	103,642
5.00%, 08/01/17	275	299,222
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17	100	102,420
3.25%, 07/01/17	100	104,960
4.25%, 07/01/17 (NPFGC)	150	161,445
5.00%, 07/01/17	125	136,406
State of Hawaii GO
Series DN
5.00%, 08/01/17	250	272,185
Series DQ
5.00%, 06/01/17	435	470,931
Series DR
5.00%, 06/01/17	155	167,803
State of Hawaii State Highway Fund RB
5.50%, 07/01/17	220	241,058

		2,193,443
IDAHO — 0.07%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17	100	104,154

		104,154
ILLINOIS — 2.49%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17 (ETM)	10	10,839
5.00%, 07/01/17	225	243,833
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17 (NPFGC-FGIC)	230	223,937
5.20%, 06/15/17 (NPFGC)	100	106,859
Series A
5.50%, 06/15/17 (NPFGC-FGIC)	90	96,692
Regional Transportation Authority RB
Series A
5.00%, 07/01/17	150	162,429
6.00%, 07/01/17 (NPFGC-FGIC)	200	220,410
State of Illinois GO
5.00%, 06/01/17	75	79,417

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

5.00%, 08/01/17	$475	$502,142
First Series
5.50%, 08/01/17 (NPFGC)	35	37,408
Series A
5.00%, 06/01/17	850	896,061
State of Illinois RB
4.00%, 06/15/17	100	105,967
5.00%, 06/15/17	695	749,925
5.00%, 06/15/17 (ETM)	5	5,411
Second Series
5.50%, 06/15/17 (NPFGC-FGIC)	320	348,973
Series B
4.50%, 06/15/17	100	106,935

		3,897,238
INDIANA — 0.22%
Indiana University RB
Series A
2.00%, 06/01/17	100	102,548
Series V-1
3.00%, 08/01/17	225	235,663

		338,211
IOWA — 0.52%
Iowa Finance Authority RB
4.25%, 08/01/17	250	267,920
Series A
4.00%, 08/01/17	145	154,770
State of Iowa RB
4.00%, 06/15/17	150	159,701
Series A
5.00%, 06/01/17	215	232,759

		815,150
KANSAS — 0.27%
Johnson County Water District No. 1 RB
4.50%, 06/01/17	400	429,020

		429,020
KENTUCKY — 2.25%
Kentucky Asset Liability Commission RB
5.00%, 09/01/17	400	435,352
Kentucky Public Transportation Infrastructure Authority RB
5.00%, 07/01/17	2,250	2,427,075
Series A
3.00%, 07/01/17	50	51,958
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/17	150	162,526
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/17	400	433,480

		3,510,391
LOUISIANA — 0.60%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17 (AMBAC)	165	175,329

Security	Principal (000s)	Value

State of Louisiana GO Series C
5.00%, 07/15/17	$565	$612,929
State of Louisiana RB Series A
4.00%, 06/15/17	140	148,968

		937,226
MAINE — 0.52%
Maine Turnpike Authority RB
5.00%, 07/01/17 (AGM)	100	108,516
5.25%, 07/01/37 (PR 07/01/17)	250	272,425
State of Maine GO
5.00%, 06/01/17	400	433,040

		813,981
MARYLAND — 4.51%
City of Baltimore MD RB Series D
5.00%, 07/01/17 (AMBAC)	150	162,618
City of Frederick MD GO
5.00%, 09/01/17	100	109,209
County of Baltimore MD GO
5.00%, 08/01/17	285	310,402
County of Frederick MD GO
4.00%, 06/01/17	50	53,172
5.00%, 06/01/18 (PR 06/01/17)	100	108,127
Series B
4.00%, 08/01/17	100	106,781
County of Howard MD GO Series B
5.00%, 08/15/17	365	398,029
County of Montgomery MD GO
5.00%, 07/01/17	200	217,242
Series A
5.00%, 07/01/17	100	108,621
5.00%, 08/01/17	200	217,826
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22 (PR 07/15/17)	350	380,208
Series B
5.00%, 07/15/17	200	217,518
Series C
5.00%, 08/01/17	200	217,826
Maryland State Transportation Authority RB
5.00%, 07/01/17	225	244,208
Series A
4.00%, 07/01/17	380	404,898
5.00%, 07/01/17	100	108,537
State of Maryland Department of Transportation RB Second Series
5.00%, 06/01/17	100	108,207
State of Maryland GO
5.00%, 08/15/23 (PR 08/15/17)	250	272,110
Second Series
5.00%, 07/15/17	250	271,897
5.00%, 08/01/17	485	528,228
Second Series A
3.00%, 08/15/17	100	104,839
Second Series B
5.00%, 08/01/17	275	299,511

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

5.25%, 08/15/17	$360	$394,474
Series B
4.50%, 08/01/17	250	269,700
5.00%, 08/01/17	450	490,108
Washington Suburban Sanitary Commission GO
5.00%, 06/01/17	475	514,458
Series A
5.00%, 06/01/17	400	433,228

		7,051,982
MASSACHUSETTS — 5.23%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17	100	107,038
Series C
5.25%, 08/01/17	240	262,562
Commonwealth of Massachusetts GOL
Series A
4.00%, 08/01/17	300	320,451
5.00%, 08/01/17	400	435,540
Series B
3.00%, 07/01/17	100	104,607
5.00%, 06/01/17	210	227,354
5.00%, 07/01/17	400	434,316
5.00%, 08/01/17	350	381,097
Series D
5.50%, 08/01/17	215	236,324
Massachusetts Bay Transportation Authority RB
Series B
5.00%, 07/01/17	175	190,124
5.25%, 07/01/17	385	420,181
Series C
5.50%, 07/01/17 (ETM)	5	5,471
5.50%, 07/01/17	805	882,142
Series D
5.00%, 07/01/17 (ETM)	500	542,160
Massachusetts Clean Water Trust (The) RB
Series 12
5.25%, 08/01/17	500	547,150
Series 14
3.50%, 08/01/17	100	105,812
5.00%, 08/01/17	100	108,913
Series A
5.25%, 08/01/17	485	530,735
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17	450	492,336
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17	100	108,286
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17 (AGM)	100	107,357
Series D
5.00%, 07/01/17 (AGM)	120	130,019
Massachusetts School Building Authority RB Series B
4.00%, 08/15/17	835	892,657
Massachusetts Water Resources Authority RB
Series J
5.25%, 08/01/17 (ETM) (AGM)	55	60,077
5.25%, 08/01/17 (AGM)	485	530,333

		8,163,042

Security	Principal (000s)	Value

MICHIGAN — 0.39%
Michigan Finance Authority RB Series A
5.00%, 07/01/17	$460	$499,463
Michigan State University RB Series A
4.00%, 08/15/17	100	106,774

		606,237
MINNESOTA — 1.60%
State of Minnesota GO
5.00%, 08/01/17 (ETM)	5	5,437
5.00%, 08/01/17	405	440,924
Series A
5.00%, 06/01/17	125	135,334
5.00%, 08/01/17	175	190,523
Series B
5.00%, 08/01/17	275	299,392
Series C
5.00%, 08/01/17	235	255,844
Series D
3.00%, 08/01/17	200	209,472
4.00%, 08/01/17	100	106,803
5.00%, 08/01/17	415	451,810
Series F
4.00%, 08/01/17	375	400,511

		2,496,050
MISSISSIPPI — 0.07%
Mississippi Development Bank RB Series C
5.00%, 08/01/17	100	108,001

		108,001
MISSOURI — 0.28%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17	250	271,447
Series B
5.00%, 07/01/17	150	162,869

		434,316
MONTANA — 0.14%
Montana Department of Transportation RB
4.00%, 06/01/17	200	212,520

		212,520
NEBRASKA — 0.28%
City of Omaha NE GO
5.00%, 06/01/17	250	270,518
Nebraska Public Power District
4.00%, 07/01/17	150	159,642

		430,160
NEVADA — 1.99%
Clark County School District GOL
Series C
5.00%, 06/15/17	115	124,344

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Series B
4.50%, 06/15/17 (AMBAC)	$475	$509,376
County of Clark Department of Aviation RB Series D
5.00%, 07/01/17	485	525,187
County of Clark NV RB
5.00%, 07/01/17 (AMBAC)	250	270,820
Series B
3.00%, 07/01/17	150	156,421
State of Nevada GOL Series D
5.00%, 06/01/17	425	459,765
State of Nevada RB
5.00%, 06/01/17	780	843,804
Washoe County School District/NV GOL
Series A
4.13%, 06/01/17	110	116,930
Series F
3.00%, 06/01/17	100	104,162

		3,110,809
NEW HAMPSHIRE — 0.68%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/17	475	517,166
State of New Hampshire GO
Series A
5.00%, 07/01/17	200	217,242
Series B
4.00%, 06/01/17	100	106,402
5.00%, 06/01/17	200	216,614

		1,057,424
NEW JERSEY — 2.41%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17 (GTD)	100	108,499
New Jersey Building Authority RB
Series A
3.00%, 06/15/17	115	116,441
5.00%, 06/15/17	250	262,647
New Jersey Economic Development Authority RB
5.00%, 06/15/17	150	159,218
Series GG
5.00%, 09/01/17 (SAP)	40	42,221
New Jersey Educational Facilities Authority RB Series F
4.50%, 07/01/17	250	269,330
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17	315	335,799
Series AA
5.00%, 06/15/17	270	283,972
State of New Jersey GO
5.00%, 06/01/17	215	229,435
5.00%, 08/01/17	100	107,185
5.00%, 06/01/23 (PR 06/01/17)	160	173,163
5.00%, 06/01/25 (PR 06/01/17)	150	162,341
5.00%, 06/01/26 (PR 06/01/17)	100	108,227
5.00%, 06/01/27 (PR 06/01/17)	295	319,270

Security	Principal (000s)	Value

Series H
5.25%, 07/01/17	$125	$134,318
Series L
5.25%, 07/15/17 (AMBAC)	380	408,758
Series N
5.50%, 07/15/17 (NPFGC-FGIC)	400	436,688
Series Q
5.00%, 08/15/17	100	107,288

		3,764,800
NEW MEXICO — 1.54%
Albuquerque Municipal School District No. 12 GO Series A
4.00%, 08/01/17 (SAW)	225	240,313
City of Albuquerque NM GO Series A
4.00%, 07/01/17	100	106,593
City of Albuquerque NM RB Series B
5.00%, 07/01/17	150	162,711
New Mexico Finance Authority RB
4.50%, 06/01/17	100	107,308
Series B
5.00%, 06/15/17	600	650,724
Santa Fe Public School District GO
5.00%, 08/01/17 (SAW)	250	272,020
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/17	100	108,579
Series A
5.00%, 07/01/17	700	760,053

		2,408,301
NEW YORK — 9.57%
City of Albany NY GOL Series A
2.00%, 07/01/17	100	101,300
City of New York NY GO
Series 1
5.00%, 08/01/17	50	54,296
Series A
3.00%, 08/01/17	100	104,464
Series A-1
4.00%, 08/01/17	115	122,506
4.00%, 08/15/17	250	266,603
4.20%, 08/01/17	210	224,574
5.00%, 08/01/17	825	895,876
Series B
4.00%, 08/01/17	100	106,527
5.00%, 08/01/17	590	640,687
Series C
3.00%, 08/01/17	100	104,464
4.00%, 08/01/17	250	266,318
5.00%, 08/01/17	835	906,735
5.25%, 08/01/17	100	109,107
Series E
4.00%, 08/01/17	535	569,919
5.00%, 08/01/17	805	874,157
Series G
4.00%, 08/01/17	440	468,719
5.00%, 08/01/17	100	108,591
Series H
4.00%, 08/01/17	200	213,054

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Series I
5.00%, 08/01/17	$450	$488,659
Series I-1
4.00%, 08/01/17	120	127,832
5.00%, 08/01/17	450	488,659
Series J-1
5.00%, 08/01/17	585	635,257
Metropolitan Transportation Authority RB
Series A
5.50%, 07/01/17 (SAP)	345	377,516
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17 (SAW)	350	372,523
4.50%, 07/15/17 (SAW)	275	295,474
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17 (ETM)	20	21,750
5.00%, 08/01/17	80	86,951
Series A-3
4.00%, 08/01/17	335	357,247
New York City Trust for Cultural Resources RB
Series D
4.00%, 08/01/17	250	266,078
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17	390	422,729
Series EE
3.00%, 06/15/17	100	104,137
5.00%, 06/15/17	155	168,008
Series FF-1
4.00%, 06/15/17	215	228,450
Series GG
4.00%, 06/15/17	100	106,256
5.00%, 06/15/17	100	108,195
New York State Dormitory Authority RB
3.00%, 07/01/17	100	104,322
4.75%, 07/01/17	100	107,625
5.00%, 07/01/17	740	800,274
Series A
3.10%, 07/01/17	200	209,284
5.00%, 07/01/17	175	189,210
6.00%, 07/01/17 (NPFGC)	100	110,079
Series B
5.00%, 07/01/17 (AGM)	105	113,722
Series D
3.00%, 06/15/17	120	125,179
5.00%, 06/15/17	560	605,892
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17	375	406,039
5.50%, 06/15/17	175	191,182
Series A
5.00%, 06/15/17	305	330,245
5.00%, 08/15/17	225	244,883
Series B
5.00%, 06/15/17	150	162,416
Series C
5.00%, 06/15/17	230	249,037
Port Authority of New York & New Jersey RB
5.00%, 08/15/17 (AGM)	100	108,871
Series 163
2.50%, 07/15/17 (GOI)	50	51,646
Series 180
3.00%, 06/01/17	50	52,047

		14,955,571

Security	Principal (000s)	Value

NORTH CAROLINA — 1.51%
City of Charlotte NC GO
5.00%, 08/01/17	$645	$702,211
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17	110	119,414
Series B
5.00%, 07/01/17	125	135,698
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17	175	190,195
County of Guilford NC GO
Series A
5.00%, 08/01/17	100	108,913
County of Mecklenburg NC GO
Series A
4.00%, 08/01/17	100	106,846
5.00%, 08/01/17	270	294,065
State of North Carolina GO
Series B
5.00%, 06/01/17	645	698,580

		2,355,922
OHIO — 2.08%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17	575	627,032
Series A
5.00%, 07/01/17	115	124,866
Ohio State University (The) RB
Series A
4.00%, 06/01/17	100	106,317
Ohio State Water Development Authority RB
5.00%, 06/01/17	495	535,986
State of Ohio GO
Series B
5.00%, 08/01/17	480	522,384
Series C
5.00%, 08/01/17	720	783,576
State of Ohio RB
Series 2007-1
5.00%, 06/15/17 (AGM)	130	140,881
5.50%, 06/15/17 (AGM)	100	109,341
Series 2008-1
5.00%, 06/15/17	270	292,599

		3,242,982
OKLAHOMA — 1.29%
Grand River Dam Authority RB
Series A
4.00%, 06/01/17	100	106,237
5.00%, 06/01/17 (BHAC)	150	162,330
Oklahoma Capital Improvement Authority RB
4.00%, 07/01/17	245	260,496
Series A
3.25%, 07/01/17	100	104,940
Series B
4.00%, 07/01/17	255	271,391
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17	100	106,448
Oklahoma County Independent School District No. 12 Edmond GO
2.50%, 08/01/17	65	67,176

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17	$100	$104,281
Oklahoma Department of Transportation RB
5.00%, 09/01/17	100	108,899
State of Oklahoma GO
Series A
4.00%, 07/15/17	125	133,420
5.00%, 07/15/17	360	391,540
Tulsa County Independent School District No. 1 Tulsa GO
Series B
2.00%, 08/01/17	200	204,256

		2,021,414
OREGON — 0.82%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/17	200	216,860
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17 (AGM, GTD)	190	205,977
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17 (GTD)	100	106,467
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17 (AGM, GTD)	100	108,792
Portland Community College District GO
5.00%, 06/15/17	375	406,534
State of Oregon GO
Series A
5.00%, 08/01/17	215	234,070

		1,278,700
PENNSYLVANIA — 4.70%
City of Philadelphia PA GO
Series A
5.25%, 08/01/17 (AGM)	150	163,170
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/17 (AGM)	175	189,397
Commonwealth of Pennsylvania GO
5.00%, 07/01/17	75	80,934
Second Series
5.00%, 08/01/20 (PR 08/01/17)	175	190,211
Series T
5.00%, 07/01/17	450	485,604
Third Series
5.00%, 07/15/17	600	648,228
5.38%, 07/01/17	500	543,270
5.38%, 07/01/17 (AGM)	920	1,001,337
County of Bucks PA GO
5.00%, 06/01/17	150	162,300
Delaware County Authority RB
5.00%, 08/01/17	150	163,076
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17	450	489,834
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/17	1,255	1,362,666
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17	150	157,343
5.00%, 08/01/17	210	227,713
5.00%, 09/01/17	125	136,483
Series AN
5.00%, 06/15/17	125	134,854

Security	Principal (000s)	Value

Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17	$660	$714,826
Pennsylvania State University RB
Series B
5.25%, 08/15/17	100	109,381
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/17 (AGM)	100	107,884
Series C
5.25%, 06/01/17 (AGM)	250	270,895

		7,339,406
RHODE ISLAND — 0.07%
Rhode Island State Higher Education Buiding Corp. Revenue RB
4.00%, 09/01/17	105	112,390

		112,390
SOUTH CAROLINA — 0.50%
County of Charleston SC GO
Series A
5.50%, 08/01/17	100	109,947
North Charleston Sewer District RB
4.00%, 07/01/17	100	106,304
South Carolina Ports Authority RB
5.00%, 07/01/17	125	134,838
State of South Carolina GO
Series A
5.00%, 06/01/17	200	216,614
5.00%, 07/01/17 (SAW)	200	217,242

		784,945
SOUTH DAKOTA — 0.14%
South Dakota State Building Authority RB
5.00%, 06/01/17 (ETM) (AGM)	85	91,891
5.00%, 06/01/17 (AGM)	115	124,249

		216,140
TENNESSEE — 1.25%
City of Johnson City TN GO
4.00%, 06/01/17	100	106,237
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/17	125	133,293
5.00%, 07/01/17	545	591,984
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17	250	271,185
Metropolitan Nashville Airport Authority (The) RB
Series A
4.13%, 07/01/17 (AGM)	100	106,099
State of Tennessee GO
Series A
4.00%, 08/01/17	695	742,580

		1,951,378

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

TEXAS — 7.05%
Austin Independent School District GO
4.00%, 08/01/17	$250	$267,070
5.00%, 08/01/17 (PSF)	215	233,718
City of Arlington TX GOL Series A
4.00%, 08/15/17	115	122,866
City of Carrollton TX GOL
4.00%, 08/15/17	200	213,044
City of Dallas TX RB
5.00%, 08/15/17 (AGM)	100	107,900
City of El Paso TX GOL
5.00%, 08/15/17	100	108,855
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/17 (NPFGC-FGIC)	175	189,100
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/17	150	163,349
City of San Antonio TX GOL
5.00%, 08/01/17	290	315,543
Clear Creek Independent School District GO Series B
3.00%, 02/15/35 (MT 08/14/17)	100	104,168
Corpus Christi Independent School District GO
5.00%, 08/15/17	165	179,758
County of Bexar TX GOL
5.00%, 06/15/17	50	54,176
County of Harris TX GOL Series C
5.00%, 08/15/17	315	343,381
County of Harris TX RB Series A
5.00%, 08/15/17 (NPFGC)	355	386,197
County of Tarrant TX GOL
4.00%, 07/15/17	150	160,073
5.00%, 07/15/17	200	217,478
Del Mar College District GOL
5.00%, 08/15/17	100	108,766
Denton Independent School District GO
4.50%, 08/15/17	125	134,713
El Paso Independent School District GO
5.00%, 08/15/17 (PSF)	200	217,666
Frisco Independent School District GO
5.00%, 08/15/17 (PSF)	100	108,833
Hays Consolidated Independent School District GO
4.00%, 08/15/17 (PSF)	400	426,920
Houston Independent School District GOL Series A
5.00%, 08/15/17 (PSF)	300	326,766
Keller Independent School District/TX GO
1.50%, 08/15/17 (PSF)	100	101,558
Klein Independent School District GO
Series A
4.00%, 08/01/17	250	266,640
5.00%, 08/01/17 (PSF)	100	108,706
Leander Independent School District GO Series A
0.00%, 08/15/17 (PSF)	50	48,776
Lone Star College System GOL Series A
5.00%, 08/15/17	100	108,716
Magnolia Independent School District/TX GO
5.00%, 08/15/17 (PSF)	100	108,744
Mesquite Independent School District GO
4.25%, 08/15/17 (PSF)	230	246,689

Security	Principal (000s)	Value

North East Independent School District/TX GO
5.00%, 08/01/17 (PSF)	$140	$152,310
Series A
5.00%, 08/01/17 (PSF)	250	271,982
North Texas Municipal Water District RB
3.00%, 06/01/17	100	104,217
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17	25	26,715
5.00%, 09/01/17	300	327,015
Northside Independent School District GO
4.00%, 08/15/17 (PSF)	150	160,095
Permanent University Fund RB
5.00%, 07/01/17	500	543,105
Round Rock Independent School District GO
5.00%, 08/01/17	215	233,718
5.00%, 08/01/17 (PSF)	170	184,800
Series A
4.00%, 08/01/17	125	133,301
San Antonio Independent School District/TX GO
5.00%, 08/15/17 (PSF)	290	315,874
South San Antonio Independent School District/TX GO
4.25%, 08/15/17 (PSF)	90	96,451
State of Texas GO
Series A
5.00%, 08/01/17	220	239,569
Series B
5.00%, 08/01/17	100	108,874
Series D
4.00%, 08/01/17	100	106,806
Series E
4.00%, 08/01/17	340	363,140
Texas Tech University RB Series A
5.00%, 08/15/17	225	245,023
Texas Water Development Board RB Series A
5.00%, 07/15/17	245	266,411
University of Texas System (The) RB
Series A
5.00%, 08/15/17	175	190,836
Series B
3.00%, 08/15/17	250	262,097
5.00%, 08/15/17	245	267,170
5.25%, 08/15/17	390	427,346
Series C
5.00%, 08/15/17	180	196,288
Series E
5.00%, 08/15/17	100	109,049
Waco Independent School District GO
4.25%, 08/15/17 (PSF)	100	107,168
Wylie Independent School District/TX GO
0.00%, 08/15/17 (PSF)	100	97,785

		11,017,314
UTAH — 1.71%
Davis County School District GO
5.00%, 06/01/17 (GTD)	100	108,247
Intermountain Power Agency RB Series A
4.00%, 07/01/17	600	638,568

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

State of Utah GO
Series A
4.00%, 07/01/17	$510	$544,048
5.00%, 07/01/17	815	885,603
Series C
4.00%, 07/01/17	100	106,676
5.00%, 07/01/17	360	391,187

		2,674,329
VIRGINIA — 3.41%
City of Fairfax VA GO
2.50%, 07/15/17	100	103,698
City of Richmond VA GO Series C
5.00%, 07/15/17 (SAW)	150	163,141
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17	200	216,614
Series B
5.00%, 07/15/17	175	190,328
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17	125	135,384
Series B
4.00%, 06/01/17	130	138,323
5.00%, 06/01/17	325	351,998
County of Arlington VA GO
Series C
4.00%, 08/15/17	100	106,944
Series D
5.00%, 08/01/17	200	217,826
County of Henrico VA GO
5.00%, 07/15/17	295	320,839
Virginia Beach Development Authority RB Series B
5.00%, 08/01/17	100	108,764
Virginia College Building Authority RB
5.00%, 09/01/17	750	818,557
Virginia Public Building Authority RB Series A
5.00%, 08/01/17	765	832,718
Virginia Public School Authority RB
Series A
5.00%, 08/01/17	220	239,474
Series B
5.00%, 08/01/17	300	326,556
5.00%, 08/01/17 (SAW)	150	163,278
5.25%, 08/01/17	470	514,030
Series C
5.00%, 08/01/17 (SAW)	125	136,065
Series 2010C
5.00%, 08/01/17 (SAW)	230	250,360

		5,334,897
WASHINGTON — 5.24%
Clark County School District No. 114 Evergreen GO Series B
3.00%, 06/01/17 (GTD)	150	156,384
County of King WA GOL
5.00%, 06/01/17	100	108,260
Series B
5.00%, 06/01/17	100	108,260

Security	Principal (000s)	Value

Energy Northwest RB
Series A
4.00%, 07/01/17	$160	$170,450
4.50%, 07/01/17	285	306,443
5.00%, 07/01/17	1,600	1,736,256
5.25%, 07/01/17 (NPFGC)	275	299,783
Series B
5.00%, 07/01/17	485	526,302
Series C
0.00%, 07/01/17	100	97,730
5.25%, 07/01/17 (NPFGC)	140	152,617
Series D
5.00%, 07/01/17	100	108,516
Port of Seattle WA RB
4.00%, 06/01/17	100	105,964
Series A
4.00%, 08/01/17	200	212,746
State of Washington COP
Series B
4.50%, 07/01/17	305	327,948
Series D
4.00%, 07/01/17	140	149,143
State of Washington GO
Series 2010A
5.00%, 08/01/17	125	136,093
Series B
5.00%, 07/01/17	100	108,579
5.00%, 07/01/17 (AGM)	200	217,158
Series C
0.00%, 06/01/17 (AMBAC)	100	97,897
5.00%, 06/01/17	105	113,673
5.50%, 07/01/17	205	224,623
Series R
5.00%, 07/01/17	130	141,153
Series R-2007C
5.00%, 07/01/17	575	624,329
Series R-2011B
5.00%, 07/01/17	315	342,024
Series R-2011C
5.00%, 07/01/17	945	1,026,072
Series R-2013A
5.00%, 07/01/17	165	179,155
State of Washington RB
5.00%, 09/01/17	375	407,464

		8,185,022
WEST VIRGINIA — 0.07%
School Building Authority of West Virginia RB
5.00%, 07/01/17	100	108,203

		108,203
WISCONSIN — 1.53%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17	400	432,800
Series 4
4.00%, 06/01/17	250	265,743
State of Wisconsin RB
Series 1
4.00%, 07/01/17	325	346,024
5.00%, 07/01/17	100	108,453

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2017 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal or Shares (000s)	Value

Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17 (NPFGC-FGIC)	$195	$211,606
Series 2
4.00%, 07/01/17	425	452,757
Wisconsin Public Power Inc. Series 2013A
4.00%, 07/01/17	150	159,579
Wisconsin Public Power Inc. RB Series A
5.00%, 07/01/17 (AGM)	385	416,901

		2,393,863

TOTAL MUNICIPAL BONDS & NOTES (Cost: $153,075,751)		154,312,801

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	101	101,064

		101,064

TOTAL SHORT-TERM INVESTMENTS (Cost: $101,064)		101,064

TOTAL INVESTMENTS IN SECURITIES — 98.84% (Cost: $153,176,815)		154,413,865
Other Assets, Less Liabilities — 1.16%		1,819,189

NET ASSETS — 100.00%		$156,233,054

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

146

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.91%

ALABAMA — 0.66%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$150	$168,100
Alabama Public School & College Authority RB
5.00%, 09/01/18	100	112,278
Series A
5.00%, 06/01/18	25	27,875
State of Alabama GO
Series A
5.00%, 08/01/18	50	56,065
Series C
5.00%, 06/01/18	185	206,473

		570,791
ALASKA — 0.92%
Alaska Energy Authority RB Series Sixth
5.00%, 07/01/18	25	27,786
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	108,815
5.50%, 06/30/18	95	107,575
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18	100	112,097
5.00%, 09/01/18	100	112,356
State of Alaska GO
Series A
4.00%, 08/01/18	245	267,368
5.00%, 08/01/18	50	56,081

		792,078
ARIZONA — 4.13%
Arizona Board of Regents COP
Series C
5.00%, 06/01/18	100	110,792
Arizona State University RB
Series A
4.00%, 07/01/18	30	32,619
Arizona Transportation Board RB
5.00%, 07/01/18	225	251,770
Series A
5.00%, 07/01/18	125	139,557
City of Chandler AZ GO
3.13%, 07/01/18	30	31,872
City of Mesa AZ GO
5.00%, 07/01/18 (NPFGC-FGIC)	45	50,241
City of Mesa AZ RB
3.00%, 07/01/18	20	21,156
City of Phoenix AZ GOL
Series C
4.00%, 07/01/18	60	65,330
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18	425	475,031

Security	Principal (000s)	Value

5.25%, 07/01/18 (NPFGC-FGIC)	$150	$168,954
Series A
5.00%, 07/01/18	260	288,972
City of Scottsdale AZ GOL
3.00%, 07/01/18	220	232,716
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18	50	55,839
City of Tempe AZ GO
Series A
4.00%, 07/01/18	155	168,866
City of Tempe AZ GOL
Series B
4.00%, 07/01/18	100	108,946
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/18	30	33,551
County of Maricopa AZ COP
5.00%, 07/01/18	250	277,780
County of Pima AZ GO
4.00%, 07/01/18 (AGM)	135	146,826
County of Pima AZ RB
4.00%, 07/01/18	90	97,828
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	110	122,949
Maricopa County Community College District GO
4.00%, 07/01/18	305	332,285
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18	75	83,735
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18	145	162,252
Yavapai County Community College District GOL
4.00%, 07/01/18	100	108,667

		3,568,534
CALIFORNIA — 14.43%
Burbank Unified School District GO
Series C
0.00%, 08/01/18 (NPFGC-FGIC)	50	47,086
Cabrillo Community College District GO
5.00%, 08/01/18	100	112,135
California State Public Works Board RB
5.00%, 06/01/18	50	55,709
5.00%, 09/01/18	250	281,028
Series G
5.00%, 09/01/18	75	84,142
City & County of San Francisco CA GO
Series A
5.00%, 06/15/18	130	145,479
City of Cupertino CA COP
2.00%, 07/01/18	50	51,596
City of Los Angeles CA GO
Series B
5.00%, 09/01/18	85	95,805
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/18	225	251,301
County of Sacramento CA Airport System Revenue RB
Series D
3.90%, 07/01/18 (AGM)	110	118,328
Desert Sands Unified School District GO
4.00%, 08/01/18	50	54,472
East Bay Municipal Utility District Water System Revenue RB
4.00%, 06/01/18	20	21,777

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Elsinore Valley Municipal Water District COP
5.38%, 07/01/18 (NPFGC)	$100	$112,372
Foothill-De Anza Community College District GO
Series C
5.25%, 08/01/18 (NPFGC-FGIC)	70	79,292
Grossmont Union High School District GO
Series A
5.00%, 08/01/18	100	112,038
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18 (AGM)	170	190,354
Huntington Beach Union High School District GO
4.00%, 08/01/18	75	81,899
Las Virgenes Unified School District GO
Series D
0.00%, 09/01/18 (NPFGC)	75	70,807
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18	100	111,773
Long Beach Unified School District GO
Series A
5.00%, 08/01/18	40	44,789
Los Altos Elementary School District GO
3.00%, 08/01/18	100	106,439
Los Angeles Community College District/CA GO
Series E-1
4.00%, 08/01/18	100	109,199
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18	100	108,388
Series A
5.00%, 07/01/18	515	577,320
Series B
5.00%, 06/01/18	130	145,549
Los Angeles County Public Works Financing Authority RB
Series A
5.00%, 08/01/18	100	111,967
Los Angeles Department of Water & Power RB
Series A
3.00%, 07/01/18	200	211,986
4.00%, 07/01/18	135	147,077
5.00%, 07/01/18	160	179,037
Series B
5.00%, 07/01/18	325	363,668
Los Angeles Department of Water RB
Series B
5.00%, 07/01/18	35	39,264
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18	220	246,314
Series A-1
5.50%, 07/01/18 (FGIC)	270	306,196
Series B
5.00%, 07/01/18	200	223,922
Series C
5.00%, 07/01/18	200	223,922
Series D
5.00%, 07/01/18	50	55,981
Series KRY
5.00%, 07/01/18	240	268,706
M-S-R Public Power Agency RB
Series L
5.00%, 07/01/18 (AGM)	125	139,086
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18	230	257,658

Security	Principal (000s)	Value

Series E
4.00%, 07/01/18	$50	$54,535
New Haven Unified School District GO
5.00%, 08/01/18 (AGM)	125	139,400
Northern California Power Agency RB
Series A
5.00%, 07/01/18	175	195,821
Pasadena Unified School District GO
Series A-1
5.00%, 08/01/18	100	112,168
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/18	155	173,253
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18 (AMBAC)	90	102,758
Series U
5.00%, 08/15/18 (AGM)	95	106,741
Series X
5.00%, 08/15/18	75	84,269
San Diego Community College District GO
5.00%, 08/01/18	195	219,478
San Diego Public Facilities Financing Authority Water Revenue RB
Series A
5.00%, 08/01/18	150	168,300
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18 (NPFGC-FGIC)	140	133,300
Series R-3
5.00%, 07/01/18	100	111,867
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/18	150	168,438
San Francisco Unified School District GO
Series E
5.00%, 06/15/18	135	151,074
San Jose Financing Authority RB
Series A
5.00%, 06/01/18	100	111,525
San Juan Unified School District GO
5.00%, 08/01/18	75	84,077
San Mateo County Community College District GO
Series A
0.00%, 09/01/18 (NPFGC)	200	190,966
Santa Clara Unified School District GO
5.00%, 07/01/18	100	111,961
Santa Monica Community College District GO
Series A
4.00%, 08/01/18	100	109,199
Southern California Public Power Authority RB
5.00%, 07/01/18	520	582,197
Series A
3.50%, 07/01/18	100	107,531
State of California GO
4.50%, 08/01/18	205	226,824
5.00%, 09/01/18	645	725,128
Series A
4.40%, 07/01/18	220	242,416
5.00%, 07/01/18 (ETM)	1,380	1,545,062
5.00%, 07/01/18	480	540,154
Series B
5.00%, 09/01/18	25	28,106

		12,470,409

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

COLORADO — 0.60%
City & County of Denver CO GO
5.25%, 08/01/18	$70	$79,044
Series A
5.00%, 08/01/18	145	162,635
Colorado Water Resources & Power Development Authority RB
Series A
4.00%, 09/01/18	60	65,639
Regional Transportation District COP
Series A
5.00%, 06/01/18	100	110,853
University of Colorado RB
5.00%, 06/01/18	90	100,378

		518,549
CONNECTICUT — 2.29%
City of Bristol CT GO
4.00%, 07/15/18	60	65,156
City of Stamford CT GO
5.00%, 08/15/18	100	112,219
Connecticut State Health & Educational Facility Authority RB
Series A
1.00%, 07/01/35	400	400,604
State of Connecticut GO
Series B
5.25%, 06/01/18 (AMBAC)	240	267,924
Series C
5.00%, 06/01/18	170	188,562
5.00%, 06/15/18	250	277,597
State of Connecticut RB
Series A
5.00%, 06/01/18	150	167,366
State of Connecticut Special Tax Revenue ST
Series B
5.25%, 07/01/18 (AMBAC)	100	112,383
Town of Watertown CT GO
Series B
5.00%, 07/01/18	150	167,516
Town of West Hartford CT GO
Series A
5.00%, 07/01/18	100	111,993
University of Connecticut RB
Series A
4.00%, 08/15/18	100	108,950

		1,980,270
DELAWARE — 1.02%
County of New Castle DE GO
Series B
4.00%, 07/15/18	135	147,408
Delaware Transportation Authority RB
5.00%, 07/01/18	120	134,430
Series A
5.00%, 07/01/18	285	319,271
State of Delaware GO
5.00%, 07/01/18	175	196,098
Series A
3.00%, 07/01/18	75	79,541

		876,748

Security	Principal (000s)	Value

DISTRICT OF COLUMBIA — 0.65%
District of Columbia GO
Series A
5.00%, 06/01/18	$225	$250,875
Series B
5.25%, 06/01/18 (AMBAC)	210	235,658
Washington Metropolitan Area Transit Authority RB
Series A
5.00%, 07/01/18	70	78,130

		564,663
FLORIDA — 4.37%
County of Hillsborough FL RB
5.00%, 08/01/18	30	33,569
County of Miami-Dade FL RB
5.25%, 08/01/18 (NPFGC-FGIC)	50	56,038
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/18	145	161,340
County of Palm Beach FL RB
5.00%, 06/01/18	200	223,000
Florida Department of Environmental Protection RB
Series B
5.25%, 07/01/18	380	426,216
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18	155	168,578
5.00%, 07/01/18	310	346,298
Hillsborough County School Board COP
5.50%, 07/01/18	100	112,424
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18	90	100,170
Miami-Dade County School Board Foundation Inc. COP
Series A
5.00%, 08/01/18 (AMBAC)	50	55,776
Palm Beach County School District COP
Series 2012C
5.00%, 08/01/18	200	222,964
Series B
5.00%, 08/01/18	50	55,741
State of Florida GO
5.00%, 07/01/18	100	111,898
Series A
5.00%, 06/01/18	600	669,737
Series B
5.00%, 06/01/18	255	284,639
Series D
5.00%, 06/01/18	100	111,623
Series E
5.00%, 06/01/18	70	78,136
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18	405	446,197
5.00%, 07/01/18	100	111,646

		3,775,990
GEORGIA — 2.35%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18	50	55,211

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18	$40	$44,299
Georgia State Road & Tollway Authority RB
Series A
5.00%, 06/01/18	250	277,907
5.00%, 06/01/18 (AGM)	200	222,326
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18	45	50,241
Series B
4.00%, 07/01/18	100	108,605
State of Georgia GO
Series A
5.00%, 07/01/18	275	307,719
Series B
4.25%, 08/01/18	150	164,832
5.00%, 07/01/18	100	111,898
Series E-2
4.00%, 09/01/18	125	136,639
Series I
5.00%, 07/01/18	495	553,895

		2,033,572
HAWAII — 2.18%
City & County of Honolulu HI GO
4.00%, 08/01/18	75	81,748
Series B
5.00%, 08/01/18	150	168,040
City & County of Honolulu HI Wastewater System Revenue RB
3.00%, 07/01/18	180	190,568
Series 2009A
5.00%, 07/01/18	80	90,127
Series A
5.00%, 07/01/18	100	112,659
County of Maui HI GO
5.00%, 06/01/18	150	167,435
State of Hawaii GO
5.00%, 06/01/18	160	178,400
Series DO
5.00%, 08/01/18	200	224,314
Series DQ
5.00%, 06/01/18 (ETM)	500	556,835
State of Hawaii State Highway Fund RB
Series B
5.25%, 07/01/18 (AGM)	100	112,636

		1,882,762
ILLINOIS — 2.36%
Du Page Cook & Will Counties Community College District No. 502 GO
Series A
5.00%, 06/01/18	70	77,793
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18 (NPFGC-FGIC)	205	194,780
Regional Transportation Authority RB
5.75%, 06/01/18 (AGM)	50	56,530
Series A
5.00%, 07/01/18	50	55,603
Series B
5.50%, 06/01/18 (NPFGC)	160	179,850
State of Illinois GO
0.00%, 08/01/18	100	91,884

Security	Principal (000s)	Value

4.00%, 07/01/18	$360	$373,518
5.00%, 08/01/18	210	224,095
First Series
5.50%, 08/01/18 (NPFGC)	135	147,100
State of Illinois RB
3.00%, 06/15/18	150	157,257
5.00%, 06/15/18	130	143,807
Series B
5.00%, 06/15/18	305	337,394

		2,039,611
INDIANA — 0.37%
Indiana University RB
Series 2008A
5.00%, 06/01/18	100	111,623
Purdue University RB
Series Y
5.00%, 07/01/18	185	206,778

		318,401
IOWA — 0.51%
Iowa City Community School District GO
Series B
3.00%, 06/01/18	135	142,775
Iowa Finance Authority RB
4.50%, 08/01/18	80	88,366
5.00%, 08/01/18	135	151,250
Series A
5.00%, 08/01/18	50	56,049

		438,440
KANSAS — 0.23%
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/18	180	201,980

		201,980
KENTUCKY — 0.46%
Kentucky State Property & Building Commission RB
Series A
5.00%, 08/01/18	75	83,467
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/18	285	317,564

		401,031
LOUISIANA — 0.26%
State of Louisiana GO
Series A
5.00%, 08/01/18	200	223,342

		223,342
MAINE — 0.05%
Maine Turnpike Authority RB
5.00%, 07/01/18 (AGM)	40	44,709

		44,709

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MARYLAND — 5.06%
City of Frederick MD GO
5.00%, 09/01/18	$175	$196,779
County of Baltimore MD GO
5.00%, 08/01/18	250	280,405
County of Frederick MD GO
4.00%, 08/01/18	100	109,034
County of Harford MD GO
5.00%, 07/01/18	150	167,705
County of Howard MD GO
Series A
5.00%, 08/15/18	100	112,285
Series B
5.00%, 08/15/18	150	168,427
County of Montgomery MD GO
Series A
5.00%, 07/01/18	100	111,898
5.00%, 08/01/18	100	112,162
County of Montgomery MD GOL
Series A
5.00%, 08/01/18	150	168,243
County of Prince George’s MD GOL
4.00%, 07/15/18	25	27,258
Series A
5.00%, 09/01/18	250	281,057
Maryland State Transportation Authority RB
5.00%, 07/01/18	250	279,507
Series A
4.00%, 07/01/18	110	119,738
5.00%, 07/01/18	95	106,213
State of Maryland Department of Transportation RB
4.00%, 09/01/18	50	54,574
State of Maryland GO
4.00%, 08/15/18	535	584,306
5.25%, 08/15/18	155	175,231
Second Series
5.00%, 07/15/18	270	302,462
Series A
5.00%, 08/01/18	200	224,324
Series B
5.00%, 08/01/18	150	168,243
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18	350	390,733
Series 2009A
4.00%, 06/01/18	110	119,641
Series 2010A
4.00%, 06/01/18	100	108,765

		4,368,990
MASSACHUSETTS — 4.84%
Commonwealth of Massachusetts GOL
5.00%, 06/01/18	100	111,505
Series A
3.70%, 08/01/18	100	108,083
5.00%, 08/01/18	220	246,446
Series B
4.00%, 06/01/18	240	260,724
4.00%, 07/01/18	25	27,206
5.00%, 08/01/18	475	532,100
Series D
5.50%, 08/01/18	160	181,658

Security	Principal (000s)	Value

5.50%, 08/01/18 (NPFGC)	$100	$113,536
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18	100	109,070
5.00%, 07/01/24 (PR 07/01/18)	100	111,614
5.25%, 07/01/18	275	310,098
Series B
5.00%, 07/01/18	270	302,467
5.25%, 07/01/18	105	118,401
Series C
5.00%, 07/01/31 (PR 07/01/18)	500	558,070
Series D
5.00%, 07/01/18	120	134,430
Massachusetts Clean Water Trust (The) RB
Series 12B
5.00%, 08/01/18	195	218,716
Series 15A
5.00%, 08/01/18	455	510,337
Massachusetts Water Resources Authority RB
5.00%, 08/01/18	200	224,444

		4,178,905
MICHIGAN — 0.81%
Michigan Finance Authority RB
Series A
5.00%, 07/01/18	625	699,563

		699,563
MINNESOTA — 1.65%
Metropolitan Council GO
Series D
5.00%, 09/01/18	25	28,106
State of Minnesota GO
5.00%, 08/01/18	265	297,057
Series A
5.00%, 08/01/18	385	431,574
Series B
5.00%, 08/01/18	125	140,121
Series F
4.00%, 08/01/18	300	327,198
State of Minnesota RB
4.00%, 06/01/18 (AGM)	155	168,189
University of Minnesota RB
5.00%, 08/01/18	30	33,608

		1,425,853
MISSOURI — 0.19%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18	75	83,877
Series A
5.00%, 07/01/18	75	83,876

		167,753
MONTANA — 0.19%
Montana Department of Transportation RB
5.00%, 06/01/18	150	167,090

		167,090

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

NEBRASKA — 0.13%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18	$100	$108,781

		108,781
NEVADA — 1.02%
Clark County School District GOL
Series A
5.00%, 06/15/18	55	61,060
County of Clark Department of Aviation RB
Series B
5.00%, 07/01/18	275	305,902
Series D
5.00%, 07/01/18	150	166,950
County of Clark NV RB
Series A
5.25%, 07/01/18	55	61,533
State of Nevada GOL
5.00%, 06/01/18	25	27,852
5.00%, 08/01/18	180	201,472
Washoe County School District/NV GOL
Series F
5.00%, 06/01/18	50	55,457

		880,226
NEW HAMPSHIRE — 0.49%
New Hampshire Municipal Bond Bank RB
Series C
5.50%, 08/15/18	165	187,405
State of New Hampshire GO
Series A
5.00%, 07/01/18	110	123,088
Series B
4.00%, 06/01/18	70	76,135
State of New Hampshire RB
5.00%, 09/01/18	35	39,181

		425,809
NEW JERSEY — 3.58%
New Jersey Building Authority RB
Series A
5.00%, 06/15/18	150	160,176
New Jersey Economic Development Authority RB
5.00%, 06/15/18	250	273,678
Series A
0.00%, 07/01/18 (NPFGC)	55	51,031
Series EE
5.00%, 09/01/18	430	462,719
Series PP
5.00%, 06/15/18	100	107,084
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18 (SAP)	115	123,071
Series J
5.00%, 07/01/18	50	56,060
Series K
4.25%, 07/01/18	100	109,903
New Jersey Environmental Infrastructure Trust RB
Series A
4.00%, 09/01/18 (GTD)	300	327,738

Security	Principal (000s)	Value

New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18	$400	$428,336
5.75%, 06/15/18	50	54,605
Series B
5.00%, 06/15/18	75	80,313
State of New Jersey GO
5.00%, 06/01/18	170	185,460
Series H
5.25%, 07/01/18	145	159,514
Series L
5.25%, 07/15/18 (AMBAC)	50	55,057
Series M
5.50%, 07/15/18 (AMBAC)	360	399,060
Series Q
5.00%, 08/15/18	50	54,789

		3,088,594
NEW MEXICO — 1.59%
Albuquerque Municipal School District No. 12 GO
Series A
3.00%, 08/01/18 (SAW)	100	105,967
City of Albuquerque NM GO
Series A
4.00%, 07/01/18	50	54,411
City of Santa Fe NM RB
Series A
4.00%, 06/01/18	60	65,123
County of Santa Fe NM GO
4.00%, 07/01/18	100	108,884
Series A
3.00%, 07/01/18	75	79,449
New Mexico Finance Authority RB
4.00%, 06/01/18	60	65,214
5.00%, 06/15/18	300	335,280
Series E
4.00%, 06/01/18	80	86,952
Santa Fe Public School District GO
4.00%, 08/01/18 (SAW)	150	163,161
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18	280	313,315

		1,377,756
NEW YORK — 9.45%
City of New York NY GO
5.00%, 08/01/18	250	279,177
Series 1
4.00%, 08/01/18	100	108,647
5.00%, 08/01/18	360	402,016
Series A
3.00%, 08/01/18	125	132,029
Series B
5.00%, 08/01/18	245	273,594
Series C
4.00%, 08/01/18	255	277,050
5.00%, 08/01/18	445	496,936
5.25%, 08/01/18	70	78,698
Series D
5.00%, 08/01/18	45	50,252

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Series E
4.00%, 08/01/18	$230	$249,888
5.00%, 08/01/18	80	89,337
Series F
5.00%, 08/01/18	70	78,170
Series G
5.00%, 08/01/18	500	558,355
Series I
5.00%, 08/01/18	430	480,185
Series I-1
5.00%, 08/01/18	355	396,432
Series J
5.00%, 08/01/18	50	55,836
County of Onondaga NY GO
Series A
5.00%, 06/15/18	125	139,661
County of Orange NY GO
Series A
5.00%, 07/15/18	25	27,957
County of Westchester NY GO
5.00%, 07/01/18	100	111,930
County of Westchester NY GOL
4.00%, 07/01/18	20	21,789
Metropolitan Transportation Authority RB
Series A
5.75%, 07/01/18 (SAP)	150	170,356
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
5.00%, 07/15/18 (SAW)	380	424,585
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18	100	112,092
Series A-3
5.00%, 08/01/18	145	162,439
New York City Water & Sewer System RB
5.00%, 06/15/18	50	55,858
Series C
5.25%, 06/15/18	115	129,308
Series D
0.00%, 06/15/18	60	57,707
Series FF
5.00%, 06/15/18	115	128,238
Series FF-1
3.25%, 06/15/18	100	106,215
5.00%, 06/15/18	120	133,813
New York State Dormitory Authority RB
4.00%, 07/01/18	205	221,943
5.00%, 07/01/18	220	244,803
5.50%, 07/01/18 (NPFGC-FGIC)	140	158,057
Series A
4.00%, 07/01/18	150	163,373
4.00%, 07/01/18 (GOI)	135	146,910
5.00%, 07/01/18	100	111,426
Series D
5.00%, 06/15/18	270	300,912
Series E
5.00%, 08/15/18	125	139,935
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18	85	94,970
Series A
5.00%, 06/15/18	150	167,594
Series B
5.00%, 06/15/18	255	284,909
5.00%, 08/15/18	75	84,183

Security	Principal (000s)	Value

Port Authority of New York & New Jersey RB
5.00%, 07/15/18 (GOI)	$230	$257,188

		8,164,753

NORTH CAROLINA — 2.01%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	115	128,868
City of Charlotte NC Airport Revenue RB
5.00%, 07/01/18	25	27,778
City of Charlotte NC GO
Series A
5.00%, 07/01/18	105	117,427
Series C
5.00%, 06/01/18	130	145,050
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	150	167,704
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	123,422
County of Forsyth NC GO
5.00%, 07/01/18	145	162,252
County of Guilford NC GO
Series D
4.00%, 08/01/18	50	54,565
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	75	79,574
5.00%, 08/01/18	25	28,041
State of North Carolina GO
Series B
5.00%, 06/01/18	200	223,276
Series D
3.00%, 06/01/18	350	370,625
Town of Cary NC GO
Series A
5.00%, 06/01/18	100	111,638

		1,740,220
OHIO — 2.28%
City of Columbus OH GO
Series A
4.00%, 06/01/18	245	266,327
5.00%, 07/01/18	100	111,867
Ohio State University (The) RB
Series A
5.00%, 06/01/18	50	55,781
Ohio State Water Development Authority RB
5.00%, 06/01/18	100	111,684
Series A
5.00%, 06/01/18	100	111,684
Series B
5.00%, 06/01/18	140	156,358
State of Ohio GO
Series A
3.00%, 08/01/18	100	106,093
4.00%, 08/01/18	250	272,412
Series B
5.00%, 08/01/18	50	56,078
Series C
3.00%, 08/01/18	50	52,968
4.00%, 08/01/18	165	179,792

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

State of Ohio RB
Series 2008-1
5.75%, 06/15/18	$100	$113,722
Series A
4.63%, 09/01/18	335	372,115

		1,966,881
OKLAHOMA — 0.88%
County of Oklahoma OK GOL
Series A
3.75%, 08/01/18	50	54,104
Grand River Dam Authority RB
Series A
3.00%, 06/01/18	100	105,670
Oklahoma Capital Improvement Authority RB
Series A
4.00%, 07/01/18	120	130,103
5.00%, 07/01/18	250	278,706
Series B
5.00%, 07/01/18	95	105,973
State of Oklahoma GO
Series A
5.00%, 07/15/18	75	84,039

		758,595
OREGON — 0.68%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	330	369,089
Portland Community College District GO
5.00%, 06/15/18	100	111,783
State of Oregon GO
Series A
4.00%, 08/01/18	95	103,582

		584,454
PENNSYLVANIA — 3.94%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/18	100	111,238
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18	375	414,352
5.00%, 06/15/18	50	55,304
5.00%, 07/01/18	290	321,137
Third Series
5.38%, 07/01/18 (AGM)	520	583,024
County of Bucks PA GO
5.00%, 06/01/18	95	105,925
County of Erie PA GO
Series C
3.00%, 09/01/18	100	105,792
Delaware County Authority RB
4.00%, 08/01/18	100	108,742
Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/18	765	856,020
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 06/15/18	100	110,806
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18	170	189,661

Security	Principal (000s)	Value

Pennsylvania Turnpike Commission RB
Series A
5.25%, 07/15/18 (AGM)	$50	$55,985
School District of Philadelphia (The) GO
Series D
5.00%, 09/01/18 (SAW)	250	276,400
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18	100	110,671

		3,405,057
SOUTH CAROLINA — 0.35%
South Carolina State Ports Authority RB
5.00%, 07/01/18	100	110,706
State of South Carolina GO
Series A
5.00%, 06/01/18	170	189,785

		300,491
SOUTH DAKOTA — 0.13%
South Dakota Conservancy District RB
Series 2012B
4.00%, 08/01/18	100	108,971

		108,971
TENNESSEE — 0.96%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/18	250	279,507
Series D
4.00%, 07/01/18	100	108,853
5.00%, 07/01/18	105	117,393
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	125	139,558
State of Tennessee GO
Series A
4.00%, 09/01/18	125	136,639
5.00%, 08/01/18	45	50,473

		832,423
TEXAS — 6.05%
City of San Antonio TX GOL
4.50%, 08/01/18	50	55,256
5.00%, 08/01/18	100	112,027
College Station Independent School District GO
4.00%, 08/15/18 (PSF)	50	54,342
Coppell Independent School District GO
Series B
0.00%, 08/15/18	145	137,519
County of Bexar TX GOL
Series A
5.00%, 06/15/18	150	167,441
County of Harris TX GO
Series C
5.25%, 08/15/18 (AGM)	150	169,764
County of Harris TX RB
Series C
5.00%, 08/15/18	170	190,424
County of Tarrant TX GOL
5.00%, 07/15/18	25	28,021

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

DeSoto Independent School District GO
4.00%, 08/15/18 (PSF)	$140	$152,382
El Paso Independent School District GO
4.00%, 08/15/18 (PSF)	150	163,266
Fort Bend Independent School District GO
5.00%, 08/15/18 (PSF)	225	251,791
Frisco Independent School District GO
Series B
5.00%, 08/15/18 (PSF)	100	111,907
Grapevine-Colleyville Independent School District GO
Series B
5.00%, 08/15/18	150	168,217
Hays Consolidated Independent School District GO
5.00%, 08/15/18 (PSF)	120	134,288
Keller Independent School District/TX GO
Series A
0.00%, 08/15/18 (PSF)	25	23,802
Klein Independent School District GO
Series A
5.00%, 08/01/18 (PSF)	150	167,676
Leander Independent School District GO
5.25%, 08/15/18 (PSF)	100	112,508
Series B
0.00%, 08/15/18	170	161,554
Lewisville Independent School District GO
Series A
4.00%, 08/15/18 (PSF)	210	228,572
Mesquite Independent School District GO
Series A
5.00%, 08/15/18 (PSF)	50	55,954
North East Independent School District/TX GO
Series A
5.00%, 08/01/18 (PSF)	150	167,676
North Texas Municipal Water District RB
4.00%, 06/01/18	150	162,809
4.00%, 09/01/18	100	109,169
Northside Independent School District GO
4.00%, 08/15/18 (PSF)	60	65,306
Permanent University Fund RB
5.00%, 07/01/18	150	167,753
Round Rock Independent School District GO
4.50%, 08/01/18	75	82,703
5.00%, 08/01/18	80	89,427
South San Antonio Independent School District/TX GO
4.25%, 08/15/18 (PSF)	100	109,448
Spring Independent School District GO
3.50%, 08/15/18 (PSF)	100	107,313
State of Texas GO
4.00%, 08/01/18	100	109,061
Series B
3.00%, 08/01/18	150	159,045
5.00%, 08/01/18	75	84,069
Series C
5.00%, 08/01/18	75	84,069
Texas Tech University RB
Series A
5.00%, 08/15/18	200	224,094
Texas Water Development Board RB
4.00%, 07/15/18	135	147,022
University of Texas System (The) RB
Series B
4.00%, 08/15/18	200	218,302
5.25%, 08/15/18	140	158,180

Security	Principal (000s)	Value

Series C
5.00%, 08/15/18	$300	$336,657

		5,228,814
UTAH — 2.52%
County of Salt Lake UT RB
Series A
5.00%, 08/15/18	200	224,554
Granite School District Board of Education GO
5.00%, 06/01/18 (GTD)	65	72,465
Intermountain Power Agency RB
Series A
4.00%, 07/01/18	285	309,348
5.00%, 07/01/18	115	128,211
State of Utah GO
Series A
4.00%, 07/01/23 (PR 07/01/18)	55	59,835
5.00%, 01/01/24 (PR 07/01/18)	150	167,658
Series C
3.00%, 07/01/18	60	63,651
5.00%, 07/01/18	820	918,343
Utah Transit Authority RB
Series A
5.00%, 06/15/18 (AGM)	205	228,698

		2,172,763
VERMONT — 0.16%
State of Vermont GO
Series D
4.00%, 08/15/18	130	142,022

		142,022
VIRGINIA — 4.02%
City of Alexandria VA GO
5.00%, 06/15/18 (SAW)	100	111,760
5.00%, 07/15/18	5	5,601
City of Newport News VA GO
Series B
5.00%, 07/01/18	55	61,614
City of Richmond VA GO
Series B
5.00%, 07/15/18	150	168,126
City of Virginia Beach VA GO
Series B
5.00%, 07/15/18	200	224,046
Commonwealth of Virginia GO
Series B
5.00%, 06/01/18	300	334,914
County of Arlington VA GO
Series B
4.00%, 08/15/18	100	109,216
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18	125	140,029
County of Henrico VA GO
Series A
5.00%, 08/01/18	100	112,162
County of Loudoun VA GO
Series A
5.00%, 07/01/18	100	111,898

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

University of Virginia RB
5.00%, 09/01/18	$125	$140,654
Virginia Beach Development Authority RB
Series B
5.00%, 08/01/18	95	106,272
Virginia College Building Authority RB
5.00%, 09/01/18 (SAW)	300	337,035
Series B
5.00%, 09/01/18 (SAW)	225	252,776
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18	100	109,376
5.00%, 08/01/18 (SAP)	170	190,446
Series B-1
5.00%, 08/01/18	100	112,027
Series C
5.00%, 08/01/18	100	112,027
Virginia Public School Authority RB
5.00%, 07/15/18 (SAW)	75	84,017
Series B
5.00%, 08/01/18	80	89,673
5.00%, 08/01/18 (SAW)	105	117,696
Series C
4.00%, 08/01/18 (SAW)	275	299,918
5.00%, 08/01/18	125	140,115

		3,471,398
WASHINGTON — 6.73%
City of Seattle WA Municipal Light & Power Revenue RB
Series A
5.00%, 06/01/18	110	122,583
City of Seattle WA Water System Revenue RB
Series B
4.00%, 08/01/18	225	245,531
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18 (GTD)	100	108,509
County of King WA GOL
5.00%, 06/01/18	100	111,684
County of Pierce WA RB
5.00%, 08/01/18	100	111,827
Energy Northwest RB
5.00%, 07/01/18	195	217,710
Series A
5.00%, 07/01/18	1,435	1,602,119
5.25%, 07/01/18	530	595,630
Port of Seattle WA RB
5.00%, 06/01/18	55	61,003
State of Washington COP
Series A
5.00%, 07/01/18	125	139,558
State of Washington GO
Series 2010A
5.00%, 08/01/18	115	128,906
Series 2010C
5.00%, 08/01/18	120	134,510
Series 2013A
5.00%, 08/01/18	315	353,090
Series A
5.00%, 08/01/18	265	297,044
Series B
5.00%, 08/01/18	270	302,648
Series B-2
5.00%, 08/01/18	125	140,115

Security	Principal or Shares (000s)	Value

Series C
5.50%, 07/01/18	$115	$130,380
Series D
5.00%, 07/01/18	300	335,505
Series R-2011C
5.00%, 07/01/18	240	268,404
Series R-2015
5.00%, 07/01/18	100	111,835
State of Washington RB
5.00%, 09/01/18	200	223,184
University of Washington RB
Series C
5.00%, 07/01/18	65	72,734

		5,814,509
WISCONSIN — 1.36%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	167,250
Series 2
5.00%, 06/01/18	55	61,325
Series 5
5.00%, 06/01/18	100	111,500
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18	490	547,683
Wisconsin Public Power Inc. RB
Series A
5.00%, 07/01/18 (AGM)	255	283,736

		1,171,494

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $85,281,107)		85,454,045

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	78	77,980

		77,980

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,980)		77,980

TOTAL INVESTMENTS IN SECURITIES — 99.00%
(Cost: $85,359,087)		85,532,025
Other Assets, Less Liabilities — 1.00%		867,556

NET ASSETS — 100.00%		$86,399,581

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2018 AMT-FREE MUNI BOND ETF

June 30, 2015

COP — Certificates of Participation

ETM — Escrowed to Maturity

GO — General Obligation

GOI — General Obligation of the Issuer

GOL — General Obligation Limited

GTD — Guaranteed by the Commonwealth, County or State

PR — Prerefunded

PSF — Permanent School Fund

RB — Revenue Bond

SAP — Subject to Appropriations

SAW — State Aid Withholding

ST — Special Tax

Insured by:

AGM — Assured Guaranty Municipal Corp.

AMBAC — Ambac Assurance Corp.

FGIC — Financial Guaranty Insurance Co.

NPFGC — National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

157

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.52%

ALABAMA — 0.95%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19	$190	$218,129
City of Huntsville AL GO Series A
5.00%, 09/01/19	45	51,813
State of Alabama GO
Series A
4.00%, 06/01/19	150	166,235
5.00%, 08/01/19	125	143,910

		580,087
ALASKA — 0.59%
Borough of North Slope AK GO
Series A
4.00%, 06/30/19	115	127,257
5.00%, 06/30/19	10	11,455
State of Alaska GO
Series A
4.00%, 08/01/19	175	194,589
Series B
5.00%, 08/01/19	20	23,034

		356,335
ARIZONA — 3.27%
Arizona Board of Regents COP Series B
5.00%, 06/01/19	100	113,416
Arizona Transportation Board RB
5.00%, 07/01/19	50	57,404
City of Flagstaff AZ GOL Series B
4.00%, 07/01/19	25	27,593
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19	50	53,507
4.00%, 07/01/19	75	83,059
5.00%, 07/01/19	125	143,468
Series A
4.00%, 07/01/19	335	369,550
5.00%, 07/01/19	140	160,006
City of Scottsdale AZ GOL
3.00%, 07/01/19	100	106,812
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19	40	45,721
County of Pima AZ RB
4.00%, 07/01/19	25	27,635
County of Pima AZ Sewer System Revenue RB Series B
5.00%, 07/01/19	65	74,433
Maricopa County Community College District GO
Series C
5.00%, 07/01/19	50	57,404
Series D
4.00%, 07/01/19	145	160,821

Security	Principal (000s)	Value

Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19 (AGM)	$50	$57,742
Maricopa County Unified School District No. 69 Paradise Valley GO Series D
3.50%, 07/01/19	40	43,438
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19	75	83,059
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19	80	91,846
Scottsdale Preserve Authority RB
5.00%, 07/01/19	205	234,577

		1,991,491
CALIFORNIA — 15.65%
Anaheim Public Financing Authority RB
0.00%, 09/01/19 (AGM)	50	46,190
California State Public Works Board RB
Series A
5.00%, 09/01/19	245	281,772
Series D
5.00%, 09/01/19	75	86,257
Series F
4.00%, 09/01/19	25	27,741
City & County of San Francisco CA GO Series A
5.00%, 06/15/19	40	45,972
City of Los Angeles CA GO
Series A
4.00%, 09/01/19	15	16,724
5.00%, 09/01/19	165	190,662
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/19	270	310,125
5.25%, 06/01/19	25	28,957
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/19 (AMBAC)	60	54,821
Coast Community College District GO Series A
5.00%, 08/01/19	80	92,270
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/19	25	28,734
County of Santa Clara CA GO Series B
5.00%, 08/01/19	25	28,914
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19	55	63,167
Series B
4.00%, 06/01/19	20	22,205
5.00%, 06/01/19	20	22,970
El Camino Community College District GO
5.00%, 08/01/19	40	46,048
Foothill-De Anza Community College District GO
5.25%, 08/01/19 (NPFGC)	40	46,661
Long Beach Unified School District GO
Series A
4.00%, 08/01/19	25	27,744
5.00%, 08/01/19	20	22,990
Los Altos Elementary School District GO
5.00%, 08/01/19	25	28,871

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	$70	$80,781
Series A
5.00%, 07/01/19	130	150,021
Series B
5.00%, 07/01/19	135	155,562
Series D
5.00%, 07/01/19	125	144,039
Los Angeles Department of Water & Power RB Series A
5.00%, 07/01/19	225	258,318
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	70	80,662
Series B
5.00%, 07/01/19	240	276,554
Los Angeles Municipal Improvement Corp. RB Series C
4.50%, 09/01/19	100	112,971
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	50	53,588
5.00%, 07/01/19	50	57,488
Series C
5.00%, 07/01/19	100	114,977
Series F
5.00%, 07/01/19	50	57,489
Series I
5.00%, 07/01/19	320	367,926
Series KRY
5.00%, 07/01/19	50	57,489
Marin Community College District GO
4.00%, 08/01/19	45	50,148
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	109,250
Series A
5.00%, 07/01/19	75	86,328
Series B
5.00%, 07/01/19	125	143,880
Series C
5.00%, 07/01/19	50	57,552
Orange County Transportation Authority RB
5.00%, 08/15/19	100	115,446
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	57,474
Port of Los Angeles RB Series A
5.00%, 08/01/19	140	161,431
Poway Unified School District GO
5.00%, 08/01/19	120	138,456
Rancho Santiago Community College District GO
5.25%, 09/01/19 (AGM)	100	116,626
Redding Joint Powers Financing Authority RB Series A
5.00%, 06/01/19	50	57,260
Riverside County Transportation Commission RB Series A
5.00%, 06/01/19	140	160,742
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19	75	86,617
Series Y
4.00%, 08/15/19	100	111,472

Security	Principal (000s)	Value

San Diego Community College District GO
5.00%, 08/01/19	$240	$277,642
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/19	35	39,757
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.00%, 08/01/19	40	46,100
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19	100	92,710
0.00%, 07/01/19 (NPFGC)	160	148,336
Series C-2
5.50%, 07/01/19 (AGM)	70	81,938
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19	100	115,062
San Francisco Unified School District GO
Series B
5.00%, 06/15/19	50	57,466
Series E
5.00%, 06/15/19	40	45,972
San Jose Financing Authority RB Series A
5.00%, 06/01/19	30	34,319
San Juan Unified School District GO
5.00%, 08/01/19	25	28,759
San Mateo County Community College District GO
4.00%, 09/01/19	65	72,584
San Mateo County Transportation Authority RB Series A
5.25%, 06/01/19 (NPFGC)	25	28,863
Santa Monica Community College District GO Series C
5.25%, 08/01/19	15	17,456
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19	65	60,398
Sonoma County Junior College District GO
5.00%, 08/01/19	30	34,614
Southern California Public Power Authority RB
5.00%, 07/01/19	110	126,660
Series A
4.00%, 07/01/19	120	133,492
5.00%, 07/01/19	180	207,262
State of California GO
3.00%, 09/01/19	50	53,557
5.00%, 09/01/19	475	547,266
Series A
4.60%, 07/01/19	315	356,999
5.00%, 07/01/19	1,345	1,543,589
5.00%, 07/01/20 (PR 07/01/19)	265	304,464
5.25%, 07/01/21 (PR 07/01/19)	60	69,520
Ventura County Community College District GO
5.00%, 08/01/19	25	28,845
William S Hart Union High School District GO Series C
4.00%, 08/01/19	20	22,212

		9,516,184
COLORADO — 0.77%
City & County of Denver CO GO Series A
5.00%, 08/01/19	70	80,620

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Colorado Water Resources & Power Development Authority RB Series A
5.00%, 09/01/19	$25	$28,866
E-470 Public Highway Authority RB Series A
5.00%, 09/01/19	100	112,266
University of Colorado RB
Series A
5.00%, 06/01/19	135	154,498
Series B
5.00%, 06/01/19	80	91,554

		467,804
CONNECTICUT — 1.54%
State of Connecticut GO
Series B
5.25%, 06/01/19 (AMBAC)	310	355,998
Series C
5.00%, 07/15/19	130	148,479
Series E
5.00%, 09/01/19	25	28,617
State of Connecticut RB Series A
5.00%, 06/01/19	100	114,560
State of Connecticut Special Tax Revenue ST Series A
5.00%, 09/01/19	150	172,272
University of Connecticut RB Series A
5.00%, 08/15/19	100	114,738

		934,664
DELAWARE — 0.72%
County of New Castle DE GO
Series A
5.00%, 07/15/19	25	28,783
Series B
5.00%, 07/15/19	25	28,783
Delaware Transportation Authority RB
5.00%, 09/01/19	150	172,206
Series A
5.00%, 07/01/19	180	207,034

		436,806
DISTRICT OF COLUMBIA — 0.56%
District of Columbia GO
Series A
5.00%, 06/01/19	95	108,682
Series B
5.25%, 06/01/19 (AGM-AMBAC)	100	115,439
5.25%, 06/01/19 (AMBAC)	100	115,439

		339,560
FLORIDA — 6.25%
County of Hillsborough FL RB
5.00%, 08/01/19	20	22,928
County of Miami-Dade FL GO
3.50%, 07/01/19	75	80,928

Security	Principal (000s)	Value

County of Miami-Dade FL Transit System Sales Surtax Revenue RB
Series A
5.00%, 07/01/19	$130	$148,101
5.00%, 07/01/19 (AGM)	100	114,134
County of Palm Beach FL RB
5.00%, 06/01/19	65	74,361
Florida Department of Environmental Protection RB Series B
5.00%, 07/01/19	305	348,109
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/19	175	200,797
Florida’s Turnpike Enterprise RB Series A
5.00%, 07/01/19	310	354,727
Lee County School Board COP Series B
5.00%, 08/01/19	50	57,041
Leon County School District RB
5.00%, 09/01/19	85	97,621
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	25	28,512
5.00%, 07/01/19 (AGM)	50	56,649
Orange County School Board COP Series D
5.00%, 08/01/19	125	143,147
Palm Beach County School District COP Series C
4.00%, 08/01/19	20	21,970
Reedy Creek Improvement District GOL Series B
4.00%, 06/01/19	25	27,453
Sarasota County School Board COP Series B
3.00%, 07/01/19	55	57,974
School District of Broward County/FL COP Series A
5.00%, 07/01/19	110	125,455
State of Florida GO
5.00%, 07/01/19	200	229,616
Series A
5.00%, 06/01/19	385	441,083
Series B
5.00%, 06/01/19	460	527,008
Series C
5.00%, 06/01/19	70	80,197
Series F
4.00%, 06/01/19	100	110,749
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19	50	57,214
Series C
5.00%, 07/01/19	60	68,657
Series E
5.00%, 07/01/19	110	125,871
Series F
5.00%, 07/01/19	175	200,249

		3,800,551
GEORGIA — 2.25%
County of Carroll GA GO
4.00%, 06/01/19	40	44,235

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/19	$220	$250,737
Gwinnett County Water & Sewerage Authority RB Series A
4.00%, 08/01/19 (GTD)	70	77,688
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19	140	160,199
5.00%, 07/01/19 (NPFGC)	100	114,428
State of Georgia GO
Series C
5.00%, 07/01/19	25	28,734
Series E-2
4.00%, 09/01/19	100	111,351
Series I
4.00%, 07/01/19	130	144,345
5.00%, 07/01/19	380	436,753

		1,368,470
HAWAII — 1.84%
City & County of Honolulu HI GO
Series B
5.00%, 08/01/19	80	91,884
5.25%, 07/01/19 (AGM)	125	144,515
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19 (NPFGC-FGIC)	30	27,539
Series A
4.00%, 07/01/19	120	133,940
County of Maui HI GO
5.00%, 06/01/19	25	28,600
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/19	130	149,031
State of Hawaii GO
Series DQ
5.00%, 06/01/19	110	125,979
Series DR
4.25%, 06/01/19	175	195,410
5.00%, 06/01/19	110	125,979
Series EH
4.00%, 08/01/19	85	94,251

		1,117,128
IDAHO — 0.09%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19 (GTD)	50	57,326

		57,326
ILLINOIS — 1.67%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/19 (NPFGC-FGIC)	100	91,234
Regional Transportation Authority RB
Series A
5.00%, 06/01/19 (AGM)	20	22,690
5.50%, 07/01/19 (NPFGC-FGIC)	50	57,805
Series B
5.50%, 06/01/19 (NPFGC)	25	28,837
State of Illinois GO
0.00%, 08/01/19	20	17,765

Security	Principal (000s)	Value

5.00%, 08/01/19	$280	$301,879
Series A
5.00%, 06/01/19	50	53,802
State of Illinois RB
5.00%, 06/15/19	230	260,132
Series A
4.00%, 06/15/19	75	81,958
Series B
5.00%, 06/15/19	90	101,791

		1,017,893
INDIANA — 0.58%
Indiana University RB Series U
5.00%, 08/01/19	65	74,767
Purdue University RB
Series A
5.00%, 07/01/19	200	229,278
Series Y
5.00%, 07/01/19	45	51,588

		355,633
IOWA — 1.03%
City of Des Moines IA GO Series A
5.00%, 06/01/19	25	28,601
City of West Des Moines IA GO Series A
4.25%, 06/01/19	50	55,933
Iowa Finance Authority RB
5.00%, 08/01/19	130	149,561
Iowa State University of Science & Technology RB
4.00%, 07/01/19	120	132,746
State of Iowa RB
5.00%, 06/15/19	100	114,513
Series A
5.00%, 06/01/19	125	143,002

		624,356
KANSAS — 0.47%
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19	70	75,107
5.00%, 09/01/19	75	86,554
Series B
5.00%, 09/01/19	110	126,945

		288,606
KENTUCKY — 0.65%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19 (NPFGC)	125	144,164
Kentucky State Property & Building Commission RB
4.00%, 08/01/19	50	54,835
5.00%, 08/01/19	25	28,403
Series A
5.00%, 08/01/19	25	28,403

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Kentucky Turnpike Authority RB Series A
5.00%, 07/01/19	$120	$136,860

		392,665
LOUISIANA — 0.32%
State of Louisiana GO Series C
5.00%, 07/15/19	150	171,093
State of Louisiana RB
5.00%, 09/01/19	20	22,946

		194,039
MAINE — 0.48%
State of Maine GO
4.25%, 06/01/19	165	184,310
Series B
5.00%, 06/01/19	95	108,839

		293,149
MARYLAND — 5.66%
City of Frederick MD GO
5.00%, 09/01/19	135	155,400
County of Baltimore MD GO
5.00%, 08/01/19	120	138,205
County of Charles MD GO
5.00%, 07/15/19	25	28,739
County of Harford MD GO
4.00%, 07/01/19	25	27,728
Series A
5.00%, 07/01/19	15	17,221
County of Howard MD GO
Series A
5.00%, 08/15/19	25	28,821
Series B
5.00%, 08/15/19	230	265,149
County of Montgomery MD GO
Series A
5.00%, 07/01/19	60	68,961
5.00%, 08/01/19	140	161,239
County of Prince George’s MD GOL Series C
5.00%, 08/01/19	100	115,171
Maryland Economic Development Corp. RB
4.00%, 06/01/19	20	22,069
Maryland State Transportation Authority RB
4.00%, 07/01/19	60	66,472
Series A
5.00%, 07/01/19	90	103,213
State of Maryland Department of Transportation RB
5.00%, 06/01/19	100	114,436
State of Maryland GO
4.00%, 08/01/19	70	77,836
4.50%, 08/01/19	150	169,774
5.00%, 08/01/19	50	57,586
Second Series E
5.00%, 08/01/19	100	115,171
Series B
4.50%, 08/01/19	310	350,467
5.00%, 08/01/20 (PR 08/01/19)	250	287,047

Security	Principal (000s)	Value

5.00%, 08/01/21 (PR 08/01/19)	$275	$315,752
5.00%, 08/01/23 (PR 08/01/19)	275	315,752
5.25%, 08/15/19	190	220,941
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19	190	217,902

		3,441,052
MASSACHUSETTS — 5.40%
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19	150	166,464
Series A
5.25%, 08/01/19	245	284,056
Series B
5.00%, 08/01/19	350	402,318
Series D
5.50%, 08/01/19	150	175,401
Commonwealth of Massachusetts RB
5.00%, 06/15/19	250	287,118
Series A
5.50%, 06/01/19 (AGM)	70	81,534
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19	130	150,848
Series B
5.25%, 07/01/19	220	255,281
Series C
5.25%, 07/01/19	45	52,217
5.50%, 07/01/19	80	93,610
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	26,804
5.25%, 08/01/19	280	325,262
Series 15A
5.00%, 08/01/19	80	92,137
Series A
5.25%, 08/01/19	200	232,330
Massachusetts Development Finance Agency RB Series S
5.00%, 07/01/19	65	74,625
Massachusetts Port Authority RB Series B
5.00%, 07/01/19	10	11,455
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19	35	38,832
5.00%, 08/15/19	290	333,370
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19 (GOI)	125	144,000
Series J
5.25%, 08/01/19 (AGM)	50	58,097

		3,285,759
MICHIGAN — 0.74%
Michigan Finance Authority RB Series A
5.00%, 07/01/19	390	448,079

		448,079

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MINNESOTA — 1.71%
State of Minnesota COP
5.00%, 06/01/19	$125	$142,692
State of Minnesota GO
5.00%, 08/01/19 (ETM)	5	5,737
5.00%, 08/01/19	95	109,331
Series C
5.00%, 08/01/19	185	212,907
Series D
5.00%, 08/01/19	100	115,085
Series E
4.00%, 08/01/19	140	155,554
5.00%, 08/01/19	180	207,153
Series F
4.00%, 08/01/19	30	33,333
State of Minnesota RB Series A
5.00%, 06/01/19	50	57,201

		1,038,993
MISSOURI — 0.34%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	100	114,682
Missouri State Environmental Improvement & Energy Resources Authority RB
5.25%, 07/01/19	80	92,659

		207,341
MONTANA — 0.09%
Montana Department of Transportation RB
4.00%, 06/01/19	50	55,189

		55,189
NEBRASKA — 0.30%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19	75	83,275
Nebraska Public Power District RB
5.00%, 07/01/19	85	97,157

		180,432
NEVADA — 0.58%
Clark County School District GOL Series A
5.00%, 06/15/19	50	56,819
County of Clark Department of Aviation RB
5.00%, 07/01/19	50	56,921
Series D
4.50%, 07/01/19	125	139,930
Nevada System of Higher Education RB Series B
4.00%, 07/01/19	15	16,599
State of Nevada GOL
5.00%, 06/01/19	30	34,283
5.00%, 08/01/19	15	17,209
Series C
5.00%, 08/01/19	25	28,681

		350,442

Security	Principal (000s)	Value

NEW HAMPSHIRE — 0.66%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/19	$125	$143,477
State of New Hampshire GO Series A
5.00%, 07/01/19	210	241,097
State of New Hampshire RB
5.00%, 09/01/19	15	17,142

		401,716
NEW JERSEY — 2.85%
New Jersey Economic Development Authority RB
0.00%, 07/01/19 (NPFGC)	55	49,460
4.00%, 06/15/19	50	53,153
5.00%, 06/15/19	115	128,018
Series EE
5.25%, 09/01/19	100	110,179
Series PP
5.00%, 06/15/19	270	294,084
Series UU
4.00%, 06/15/19	50	52,592
5.00%, 06/15/19	160	174,272
New Jersey Environmental Infrastructure Trust RB
5.25%, 09/01/19	80	93,455
Series C
5.00%, 09/01/19	25	28,951
New Jersey Transportation Trust Fund Authority RB
Series AA
5.00%, 06/15/19	75	81,690
Series B
5.00%, 06/15/19	100	108,920
State of New Jersey COP Series A
5.00%, 06/15/19	25	26,744
State of New Jersey GO
5.00%, 08/01/19	135	150,445
Series H
5.25%, 07/01/19	150	168,355
Series L
5.25%, 07/15/19 (AMBAC)	50	56,161
Series N
5.50%, 07/15/19 (NPFGC)	65	73,772
Series Q
5.00%, 08/15/19	75	83,637

		1,733,888
NEW MEXICO — 0.85%
City of Albuquerque NM GO Series A
4.00%, 07/01/19	35	38,761
City of Albuquerque NM RB Series B
5.00%, 07/01/19	35	39,991
New Mexico Finance Authority RB
4.00%, 06/15/19	225	249,440
State of New Mexico Severance Tax Permanent Fund RB Series A
5.00%, 07/01/19	165	189,433

		517,625

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

NEW YORK — 9.30%
City of New York NY GO
Series 1
5.00%, 08/01/19	$365	$415,312
Series A
5.00%, 08/01/19	120	136,541
Series B
4.00%, 08/01/19	220	241,639
5.00%, 08/01/19	110	125,163
Series C
4.00%, 08/01/19	120	131,803
5.00%, 08/01/19	75	85,338
Series D
5.00%, 08/01/19	220	250,325
Series E
5.00%, 08/01/19	260	295,838
Series G
5.00%, 08/01/19	75	85,338
Series H
5.00%, 08/01/19	105	119,474
Series I
5.00%, 08/01/19	290	329,974
Series I-1
5.00%, 08/01/19	215	244,636
Series J
5.00%, 08/01/19	150	170,676
Series K
5.00%, 08/01/19	200	227,568
County of Orange NY GOL
Series B
4.00%, 07/01/19	50	55,228
County of Westchester NY GOL
Series B
5.00%, 07/01/19	115	132,224
Long Island Power Authority RB
0.00%, 06/01/19 (AGM)	35	32,426
Monroe County Industrial Development Corp./NY RB
Series A
5.00%, 07/01/19	75	85,506
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1A
5.00%, 07/15/19 (SAW)	245	279,506
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
4.00%, 08/01/19	115	127,090
5.00%, 08/01/19	50	57,238
Series A-3
5.00%, 08/01/19	105	120,424
New York City Water & Sewer System RB
Series EE
5.00%, 06/15/19	260	296,769
New York State Dormitory Authority RB
3.00%, 07/01/19	150	159,370
5.00%, 07/01/19	40	45,603
5.00%, 07/01/19 (SAP)	65	73,942
5.50%, 07/01/19 (NPFGC-FGIC)	105	121,701
Series A
5.00%, 07/01/19	165	188,368
5.00%, 07/01/19 (GOI)	50	57,488
Series D
4.50%, 06/15/19	55	61,675
5.00%, 06/15/19	50	57,029

Security	Principal (000s)	Value

Series E
5.00%, 08/15/19	$165	$189,012
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19	245	281,179
Series A
5.00%, 06/15/19	270	309,871
Port Authority of New York & New Jersey RB
5.20%, 09/01/19	10	11,569
Town of Hempstead NY GOL
4.00%, 08/15/19	45	49,750

		5,652,593
NORTH CAROLINA — 2.63%
City of Charlotte NC GO
Series A
5.00%, 07/01/19	110	126,335
City of Charlotte NC Water & Sewer System Revenue RB
Series B
4.00%, 07/01/19	20	22,157
5.00%, 07/01/19	125	143,510
City of Durham NC GO
Series C
5.00%, 07/01/19	100	114,935
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	35	40,387
Series A
5.00%, 06/01/19	100	114,436
County of Buncombe NC RB
Series A
5.00%, 06/01/19	75	85,678
County of Forsyth NC GO
Series E
4.00%, 07/01/19	150	166,552
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	130	144,552
5.00%, 08/01/19	25	28,793
County of New Hanover NC GO
5.00%, 06/01/19	50	57,343
North Carolina Turnpike Authority RB
5.00%, 07/01/19	100	114,470
State of North Carolina GO
Series A
5.00%, 06/01/19	300	344,055
Series B
5.00%, 06/01/19	60	68,811
Town of Cary NC GO
Series B
4.00%, 06/01/19	25	27,716

		1,599,730
OHIO — 2.16%
City of Columbus OH GO
Series A
5.00%, 08/15/19	265	305,497
County of Franklin OH GOL
1.50%, 06/01/19	75	76,215
Miami University/Oxford OH RB
5.00%, 09/01/19	110	126,348
Ohio State Water Development Authority RB
5.25%, 06/01/19	40	46,209
Series B
5.00%, 06/01/19	40	45,893

164

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

State of Ohio GO
5.00%, 08/01/19	$35	$40,244
Series A
5.00%, 08/01/19	50	57,514
Series B
5.00%, 08/01/19	115	132,281
Series C
5.00%, 08/01/19	385	442,689
University of Cincinnati RB
Series C
5.00%, 06/01/19	35	39,997

		1,312,887
OKLAHOMA — 0.84%
Grand River Dam Authority RB
Series A
4.00%, 06/01/19	120	132,365
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19	50	51,301
5.00%, 07/01/19	40	45,704
Series B
5.00%, 07/01/19	100	114,344
Series C
5.00%, 07/01/19	25	28,586
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19	120	137,465

		509,765
OREGON — 0.59%
Clackamas & Washington Counties School District No. 3 GO
Series A
0.00%, 06/15/19 (NPFGC-FGIC)	160	149,320
Metro/OR GO
Series A
5.00%, 06/01/19	20	22,912
Portland Community College District GO
5.00%, 06/15/19	160	183,555

		355,787
PENNSYLVANIA — 4.42%
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 06/15/19	100	113,968
Commonwealth of Pennsylvania GO
5.38%, 07/01/19 (NPFGC)	330	379,639
First Series
5.00%, 06/01/19	15	16,951
5.00%, 07/01/19	195	220,769
5.00%, 08/15/19	150	170,232
Second Series
5.00%, 07/01/19	245	277,377
County of Butler PA GO
5.00%, 07/15/19	25	28,686
County of Chester PA GO
Series C
5.00%, 07/15/19	30	34,488
Delaware County Authority RB
5.00%, 08/01/19	100	114,561

Security	Principal (000s)	Value

Pennsylvania Economic Development Financing Authority RB
Series A
5.00%, 07/01/19	$460	$528,117
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	275	314,548
Series AJ
5.00%, 06/15/19	10	11,311
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19	160	183,086
Pennsylvania Turnpike Commission RB
Series B
5.00%, 06/01/19	125	141,285
School District of Philadelphia (The) GO
Series D
5.00%, 09/01/19 (SAW)	135	151,559

		2,686,577
RHODE ISLAND — 0.14%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19	75	86,432

		86,432
SOUTH CAROLINA — 0.13%
South Carolina State Ports Authority RB
5.00%, 07/01/19	50	56,566
State of South Carolina GO
Series A
5.00%, 07/01/19 (SAW)	20	22,987

		79,553
TENNESSEE — 1.07%
County of Sumner TN GO
5.00%, 06/01/19	40	45,827
Metropolitan Government of Nashville & Davidson County TN GO
Series D
4.00%, 07/01/19	365	404,373
State of Tennessee GO
Series A
5.00%, 08/01/19	75	86,378
5.00%, 09/01/19	100	115,405

		651,983
TEXAS — 7.81%
Austin Independent School District GO
Series A
4.00%, 08/01/19 (PSF)	125	138,369
Central Texas Turnpike System RB
0.00%, 08/15/19 (AMBAC)	25	23,422
Series A
0.00%, 08/15/19 (AMBAC)	35	32,232
City of Austin TX GOL
5.00%, 09/01/19	100	115,508
Series A
5.00%, 09/01/19	135	155,936
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19	20	22,712
City of El Paso TX GOL
5.00%, 08/15/19	50	57,413

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

City of San Antonio TX GOL Series A
5.00%, 08/01/19	$80	$91,884
County of Bexar TX GOL
5.00%, 06/15/19	150	171,769
Series A
4.50%, 06/15/19	20	22,517
County of Harris TX GO Series C
5.25%, 08/15/19 (AGM)	25	29,033
County of Harris TX RB Series C
5.00%, 08/15/19	205	235,213
County of Tarrant TX GOL
5.00%, 07/15/19	55	63,295
Dallas Independent School District GO
5.00%, 08/15/19 (PSF)	100	114,695
Denton Independent School District GO
4.00%, 08/15/19 (PSF)	20	22,154
5.00%, 08/15/19 (PSF)	125	143,462
Fort Bend Independent School District GO
5.00%, 08/15/19 (PSF)	50	57,385
Frisco Independent School District GO Series B
5.00%, 08/15/19 (PSF)	70	80,339
Grapevine-Colleyville Independent School District GO Series A
5.00%, 08/15/19 (PSF)	25	28,693
Keller Independent School District/TX GO
0.00%, 08/15/19 (PSF)	50	46,462
Klein Independent School District GO Series A
4.00%, 08/01/19 (PSF)	150	166,042
Leander Independent School District GO
4.00%, 08/15/19 (PSF)	195	215,998
Series D
0.00%, 08/15/19 (PSF)	25	23,217
Lewisville Independent School District GO
Series A
4.00%, 08/15/19 (PSF)	120	132,922
5.00%, 08/15/19 (PSF)	55	63,123
Mesquite Independent School District GO
Series B
4.00%, 08/15/19 (PSF)	100	110,768
5.00%, 08/15/19 (PSF)	10	11,477
North East Independent School District/TX GO Series A
5.00%, 08/01/19 (PSF)	210	240,788
North Texas Municipal Water District RB
5.00%, 06/01/19	65	74,227
5.00%, 09/01/19	230	264,831
Northside Independent School District GO
5.00%, 08/15/19 (PSF)	160	183,632
Permanent University Fund RB
5.00%, 07/01/19	125	143,510
Series A
5.00%, 07/01/19	55	63,144
Round Rock Independent School District GO
5.00%, 08/01/19 (PSF)	100	114,661
Series A
5.00%, 08/01/19	30	34,398
State of Texas GO
5.00%, 08/01/19	60	68,990

Security	Principal (000s)	Value

Series B
5.00%, 08/01/19	$200	$229,968
Series C
5.00%, 08/01/19	40	46,011
Tarrant Regional Water District RB
5.00%, 09/01/19	150	173,128
6.00%, 09/01/19	50	59,602
Texas Water Development Board RB
4.00%, 07/15/19	95	105,271
University of Texas System (The) RB
Series A
4.00%, 08/15/19	65	72,269
5.00%, 08/15/19	155	178,551
Series B
4.00%, 08/15/19	55	61,151
5.00%, 08/15/19	225	259,186

		4,749,358
UTAH — 1.31%
Intermountain Power Agency RB Series A
5.00%, 07/01/19	120	137,061
Metropolitan Water District of Salt Lake & Sandy RB Series A
5.00%, 07/01/19	90	103,099
State of Utah GO
5.00%, 07/01/19	100	114,977
Series A
5.00%, 07/01/19	160	183,963
Series C
5.00%, 07/01/19	75	86,233
University of Utah RB Series A
5.00%, 08/01/19	150	172,476

		797,809
VIRGINIA — 2.74%
City of Alexandria VA GO Series A
4.50%, 06/15/19 (SAW)	50	56,437
Commonwealth of Virginia GO Series D
5.00%, 06/01/19	100	114,685
County of Arlington VA GO
Series A
5.00%, 08/01/19	25	28,793
Series C
4.00%, 08/15/19	75	83,451
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19	120	138,055
Virginia Beach Development Authority RB Series B
5.00%, 07/15/19	100	114,613
Virginia College Building Authority RB
5.00%, 09/01/19	105	120,913
Virginia Public Building Authority RB
Series A
5.00%, 08/01/19	90	103,370
Series B
4.00%, 08/01/19	50	55,421

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2019 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Virginia Public School Authority RB
Series A
5.00%, 08/01/19 (SAW)	$70	$80,459
Series B
4.00%, 08/01/19 (SAW)	45	49,936
Series C
4.00%, 08/01/19 (SAW)	160	177,550
5.00%, 08/01/19 (SAW)	325	373,558
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19	150	172,027

		1,669,268
WASHINGTON — 5.44%
City of Seattle WA GOL
Series B
5.00%, 08/01/19	160	184,320
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19	190	217,653
Series A
5.00%, 06/01/19	65	74,307
City of Seattle WA Water System Revenue RB
Series B
4.50%, 08/01/19	75	84,780
County of King WA GOL
Series B
5.00%, 06/01/19	35	40,186
County of King WA Sewer Revenue RB
Series B
4.00%, 07/01/19	100	110,539
Energy Northwest RB
Series A
5.00%, 07/01/19	470	537,812
Port of Seattle WA RB
Series A
5.25%, 07/01/19 (NPFGC)	45	51,683
State of Washington COP
4.00%, 07/01/19	50	54,818
State of Washington GO
5.00%, 07/01/19	590	676,370
Series 2010B
5.00%, 08/01/19	70	80,399
Series 2010C
5.00%, 08/01/19	35	40,199
Series A
5.00%, 08/01/19	175	200,996
Series D
5.00%, 07/01/19	65	74,515
Series R
5.00%, 07/01/19	250	286,598
Series R-2015-C
5.00%, 07/01/19	230	263,670
State of Washington RB
5.00%, 09/01/19	175	199,836
Washington County School District No. 1 West Union GO
4.00%, 06/15/19 (GTD)	115	127,307

		3,305,988
WISCONSIN — 1.08%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
5.00%, 06/01/19	75	85,894
Series 2
5.00%, 06/01/19	135	154,610

Security	Principal or Shares (000s)	Value

Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/19	$25	$28,660
Series I
5.00%, 07/01/19 (NPFGC)	340	389,773

		658,937

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $59,863,025)		59,909,930

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	67	67,121

		67,121

TOTAL SHORT-TERM INVESTMENTS
(Cost: $67,121)		67,121

TOTAL INVESTMENTS IN SECURITIES — 98.63%
(Cost: $59,930,146)		59,977,051
Other Assets, Less Liabilities — 1.37%		833,439

NET ASSETS — 100.00%		$60,810,490

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

ST  —  Special Tax

SAW  —  State Aid Withholding

SAP  —  Subject to Appropriations

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

167

Schedule of Investments (Unaudited)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

MUNICIPAL BONDS & NOTES — 98.13%

ALABAMA — 1.28%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$95	$110,772
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/20	50	58,463
Auburn University RB
5.00%, 06/01/20	20	23,244
City of Huntsville AL GO
4.00%, 09/01/20	30	33,668
Series A
4.00%, 09/01/20	35	39,336
State of Alabama GO
Series A
5.00%, 08/01/20	170	199,605
University of Alabama (The) RB
Series A
5.00%, 07/01/20	45	52,517

		517,605
ALASKA — 0.58%
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20 (NPFGC)	80	94,049
State of Alaska GO
Series A
4.00%, 08/01/20	60	67,490
Series B
5.00%, 08/01/20	60	70,423

		231,962
ARIZONA — 3.61%
Arizona Transportation Board RB
4.00%, 07/01/20	25	27,925
City of Phoenix AZ GO
4.00%, 07/01/20	60	67,235
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20	255	297,472
Series A
3.50%, 07/01/20	55	59,551
5.00%, 07/01/20	100	115,504
Series B
5.00%, 07/01/20	155	181,136
City of Tempe AZ GO
Series C
5.00%, 07/01/20	10	11,692
City of Tempe AZ GOL
Series B
4.00%, 07/01/20	20	22,422
5.00%, 07/01/20	50	58,457
City of Tucson AZ GOL
Series A
4.00%, 07/01/20	45	49,728

Security	Principal (000s)	Value

County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20	$20	$23,299
Maricopa County Community College District GO
Series D
4.00%, 07/01/20	40	44,639
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20 (AGM)	50	58,847
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20	115	134,391
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/20	100	116,915
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/20 (AGM)	25	28,747
Yavapai County Community College District GOL
3.00%, 07/01/20	150	160,059

		1,458,019
CALIFORNIA — 14.97%
Acalanes Union High School District GO
4.00%, 08/01/20	30	33,966
California Educational Facilities Authority RB
5.25%, 09/01/20 (AMBAC)	20	23,651
California State Public Works Board RB
5.00%, 06/01/20	100	116,198
Series A
5.00%, 09/01/20	210	245,358
Chaffey Community College District GO
Series A
5.00%, 06/01/20	50	58,619
City & County of San Francisco CA GO
Series R1
5.00%, 06/15/20	290	340,445
City of Los Angeles CA GO
Series A
5.00%, 09/01/20	25	29,463
Series B
5.00%, 09/01/20	190	223,919
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/20	180	210,933
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/20	25	29,111
Coast Community College District GO
0.00%, 08/01/20 (NPFGC)	25	22,226
Contra Costa Community College District GO
5.00%, 08/01/20	50	58,873
Corona-Norca Unified School District GO
Series C
0.00%, 08/01/20 (AGM)	40	35,741
East Bay Municipal Utility District Wastewater System Revenue RB
Series A
5.00%, 06/01/20	20	23,503
East Bay Municipal Utility District Water System Revenue RB
Series B
5.00%, 06/01/20	175	205,333
East Side Union High School District GO
4.00%, 08/01/20	40	44,952
El Camino Community College District GO
5.00%, 08/01/20	50	58,685

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Foothill-De Anza Community College District GO
5.25%, 08/01/20 (NPFGC-FGIC)	$50	$59,666
Fremont Unified School District/Alameda County CA GO
Series B
5.00%, 08/01/20	20	23,453
Huntington Beach Union High School District GO
5.00%, 08/01/20	65	76,536
Los Angeles Community College District/CA GO
Series F
5.00%, 08/01/20	155	182,508
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/20	270	318,384
Series B
5.00%, 06/01/20	95	111,838
5.00%, 07/01/20	35	41,197
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	70	81,623
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/20	50	56,158
5.00%, 07/01/20	200	234,252
Series B
5.00%, 07/01/20	10	11,713
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	175	205,987
Series B
5.00%, 07/01/20	25	29,427
Los Angeles Unified School District/CA GO
Series A-1
5.00%, 07/01/20	40	46,935
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	51,012
Marin Community College District GO
4.00%, 08/01/20	70	78,996
Metropolitan Water District of Southern California RB
Series G
5.00%, 07/01/20	140	164,567
Mount Diablo Unified School District/CA GO
Series B
5.00%, 07/01/20	25	29,202
Orange County Transportation Authority RB
5.00%, 08/15/20	25	29,352
Roseville Joint Union High School District GO
4.00%, 08/01/20	100	112,119
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20	50	58,838
Series X
5.00%, 08/15/20	170	200,051
Series Y
5.00%, 08/15/20	20	23,535
San Diego Community College District GO
5.00%, 08/01/20	75	88,513
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/20	50	57,524
San Diego Unified School District/CA GO
Series R-3
5.00%, 07/01/20	25	29,334
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/20	65	76,541

Security	Principal (000s)	Value

San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/20	$20	$22,535
San Francisco Unified School District GO
Series E
5.00%, 06/15/20	130	152,613
San Jose Financing Authority RB
Series A
5.00%, 06/01/20	100	116,168
San Mateo County Community College District GO
4.00%, 09/01/20	15	16,964
San Mateo Union High School District GO
Series A
5.00%, 09/01/20	20	23,589
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20	90	101,803
Santa Monica Community College District GO
5.00%, 08/01/20	125	147,184
Sonoma County Junior College District GO
4.00%, 08/01/20	70	78,996
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/20	50	57,070
Southern California Public Power Authority RB
4.00%, 07/01/20	135	151,764
Series A
5.00%, 07/01/20	110	129,012
State of California GO
4.00%, 09/01/20	210	235,679
5.00%, 09/01/20	330	386,694
Tamalpais Union High School District GO
5.00%, 08/01/20	30	35,367
Ventura County Community College District GO
5.00%, 08/01/20	25	29,437
William S Hart Union High School District GO
4.00%, 09/01/20	100	112,387

		6,037,499
COLORADO — 0.66%
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20	100	113,991
University of Colorado RB
Series B
5.00%, 06/01/20	130	151,554

		265,545
CONNECTICUT — 1.76%
State of Connecticut GO
Series B
5.25%, 06/01/20	200	233,326
Series E
5.00%, 09/01/20	200	231,804
State of Connecticut Special Tax Revenue ST
5.00%, 09/01/20	150	175,065
Series A
5.00%, 09/01/20	50	58,301
Town of Darien CT GO
4.00%, 08/01/20	10	11,259

		709,755

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

DELAWARE — 1.04%
Delaware Transportation Authority RB
5.00%, 07/01/20	$70	$82,024
5.00%, 09/01/20	60	69,994
State of Delaware GO
5.00%, 07/01/20	85	99,781
Series A
4.00%, 08/01/20	150	169,041

		420,840
DISTRICT OF COLUMBIA — 0.47%
District of Columbia GO
5.25%, 06/01/20 (AGM-CR SGI)	120	141,377
Series B
5.25%, 06/01/20 (SGI)	40	47,125

		188,502
FLORIDA — 6.25%
Central Florida Expressway Authority RB
Series B
5.00%, 07/01/20	55	63,842
County of Hillsborough FL RB
5.00%, 08/01/20	40	46,621
County of Miami-Dade FL GO
4.00%, 07/01/20	10	11,073
County of Miami-Dade FL Transit System Sales Surtax Revenue RB
5.00%, 07/01/20	85	98,355
County of Palm Beach FL RB
4.00%, 06/01/20	30	33,390
5.00%, 06/01/20	95	110,703
Florida Department of Environmental Protection RB
5.00%, 07/01/20	240	278,333
Series B
5.00%, 07/01/20	35	40,590
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	25	29,098
Series B
5.00%, 07/01/20	175	203,682
Leon County School District RB
5.00%, 09/01/20	70	81,508
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/20	60	69,552
Orange County School Board COP
Series D
5.00%, 08/01/20	100	116,357
Palm Beach County School District COP
Series A
5.00%, 08/01/20	75	86,643
Series C
5.00%, 08/01/20	50	57,762
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/20	125	138,950
School District of Broward County/FL COP
Series B
5.00%, 07/01/20	130	150,696
St. Johns County School Board COP
5.00%, 07/01/20	20	23,065

Security	Principal (000s)	Value

State of Florida Department of Transportation RB
5.00%, 07/01/20	$60	$69,834
State of Florida GO
5.00%, 07/01/20	140	163,681
Series A
5.00%, 06/01/20	205	239,308
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20	45	52,376
Series E
5.00%, 07/01/20	250	290,975
Series F
5.00%, 07/01/20	55	64,014

		2,520,408
GEORGIA — 1.51%
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20 (NPFGC)	20	23,278
State of Georgia GO
Series E-2
5.00%, 09/01/20	70	82,369
Series I
5.00%, 07/01/20	430	504,321

		609,968
HAWAII — 1.32%
City & County of Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/20	120	140,741
State of Hawaii GO
Series EH
5.00%, 08/01/20	235	275,025
Series EP
5.00%, 08/01/20	100	117,032

		532,798
ILLINOIS — 1.67%
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/20 (NPFGC)	20	17,457
0.00%, 06/15/20 (NPFGC-FGIC)	25	21,821
Regional Transportation Authority RB
Series A
5.50%, 07/01/20 (NPFGC-GOI)	40	47,114
6.00%, 07/01/20 (NPFGC)	60	72,005
State of Illinois GO
4.00%, 09/01/20	175	181,443
5.00%, 08/01/20	30	32,508
5.00%, 08/01/20 (AGM)	50	55,142
State of Illinois RB
4.00%, 06/15/20	25	27,523
5.00%, 06/15/20	190	218,131

		673,144
INDIANA — 0.46%
Indiana Finance Authority RB
5.25%, 07/01/20	85	99,192
Indiana University RB
Series U
5.00%, 08/01/20	25	29,271

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20	$50	$57,369

		185,832
IOWA — 0.78%
City of Des Moines IA GO
Series A
5.00%, 06/01/20	20	23,306
Iowa Finance Authority RB
Series A
5.00%, 08/01/20	165	193,307
State of Iowa RB
5.00%, 06/15/20	85	98,854

		315,467
KANSAS — 0.94%
City of Wichita KS GO
Series 811
5.00%, 06/01/20	55	63,921
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20	100	116,710
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20	10	10,805
Series B
5.00%, 09/01/20	80	94,136
Series C
5.00%, 09/01/20	80	94,136

		379,708
KENTUCKY — 0.58%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20	60	66,239
5.00%, 08/01/20	35	40,330
5.50%, 08/01/20 (AMBAC)	10	11,765
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/20	100	115,972

		234,306
LOUISIANA — 0.72%
St. Tammany Parish Sales Tax District No. 3 GO
4.00%, 06/01/20	25	27,676
State of Louisiana GO
Series A
5.00%, 08/01/20	125	144,828
Series C
4.00%, 07/15/20	45	49,938
State of Louisiana RB
Series A
5.00%, 06/15/20	60	69,904

		292,346
MAINE — 0.28%
Maine Turnpike Authority RB
5.00%, 07/01/20	50	58,353

Security	Principal (000s)	Value

State of Maine GO
Series B
4.00%, 06/01/20	$50	$56,003

		114,356
MARYLAND — 4.49%
County of Baltimore MD GO
5.00%, 08/01/20	280	328,938
County of Montgomery MD GO
Series A
5.00%, 07/01/20	25	29,321
5.00%, 08/01/20	100	117,478
Maryland State Transportation Authority RB
Series A
5.00%, 07/01/20	90	104,845
State of Maryland Department of Transportation RB
5.00%, 06/01/20	95	110,931
State of Maryland GO
4.50%, 08/01/20	420	482,475
5.00%, 08/01/20	170	199,713
Series A
5.00%, 08/01/20	25	29,370
Series B
5.00%, 08/01/20	150	176,217
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20	150	175,622
Series A
4.00%, 06/01/20	50	56,095

		1,811,005
MASSACHUSETTS — 5.87%
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20	150	177,660
Series B
3.00%, 08/01/20	100	107,454
5.00%, 08/01/20	100	117,219
5.25%, 08/01/20	145	171,738
5.25%, 09/01/20 (AGM)	70	83,058
Series E
5.00%, 09/01/20	360	422,698
Commonwealth of Massachusetts RB
Series A
5.00%, 06/15/20	40	46,812
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20	60	70,370
5.25%, 07/01/20	100	118,488
Series B
5.25%, 07/01/20	200	236,976
Series C
5.00%, 07/01/20	15	17,593
5.50%, 07/01/20	55	65,830
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	325	381,696
5.25%, 08/01/20	25	29,648
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20	100	112,041
5.00%, 08/15/20	145	169,577

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Massachusetts Water Resources Authority RB Series A
4.00%, 08/01/20 (GOI)	$35	$39,183

		2,368,041
MICHIGAN — 0.39%
Michigan State University RB Series A
5.00%, 08/15/20	135	157,592

		157,592
MINNESOTA — 2.25%
Metropolitan Council GO
Series D
5.00%, 09/01/20	75	88,252
Series E
5.00%, 09/01/20	75	88,253
State of Minnesota GO
5.00%, 08/01/20 (ETM)	5	5,851
5.00%, 08/01/20	105	123,014
Series B
4.00%, 08/01/20	150	168,412
5.00%, 08/01/20	245	287,559
Series D
5.00%, 08/01/20	25	29,343
State of Minnesota RB Series A
5.00%, 06/01/20	100	116,529

		907,213
MISSOURI — 0.32%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	110	128,896

		128,896
MONTANA — 0.31%
Montana Department of Transportation RB
3.00%, 06/01/20	20	21,279
State of Montana GO
5.00%, 08/01/20	90	105,730

		127,009
NEBRASKA — 0.56%
City of Lincoln NE Electric System Revenue RB Series A
5.00%, 09/01/20	50	58,545
Nebraska Public Power District RB
5.00%, 07/01/20	120	139,417
University of Nebraska RB
5.00%, 07/01/20	25	29,255

		227,217
NEVADA — 1.24%
Clark County School District GOL Series B
5.00%, 06/15/20	125	144,276

Security	Principal (000s)	Value

County of Clark Department of Aviation RB
5.00%, 07/01/20	$45	$51,954
State of Nevada GOL
5.00%, 06/01/20	25	29,119
5.00%, 08/01/20	125	146,023
Series C
5.00%, 06/01/20	100	116,477
Washoe County School District/NV GOL Series F
5.00%, 06/01/20	10	11,550

		499,399
NEW HAMPSHIRE — 0.67%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	45	52,047
New Hampshire Municipal Bond Bank RB Series B
5.00%, 08/15/20	25	29,170
State of New Hampshire GO Series A
3.50%, 07/01/20	125	137,197
State of New Hampshire RB
5.00%, 09/01/20	45	52,060

		270,474
NEW JERSEY — 2.88%
New Jersey Building Authority RB Series A
3.00%, 06/15/20	25	24,845
New Jersey Economic Development Authority RB
5.00%, 06/15/20	30	33,212
Series EE
5.00%, 09/01/20	315	342,112
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20	30	32,582
Series A
5.00%, 07/01/20	25	29,334
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20	75	77,955
5.00%, 06/15/20	80	86,799
5.00%, 06/15/20 (SAP)	25	27,125
Series AA
5.00%, 06/15/20	100	108,499
5.00%, 06/15/20 (SAP)	25	27,125
State of New Jersey GO
5.00%, 06/01/20	40	44,958
Series Q
4.00%, 08/15/20	75	80,647
5.00%, 08/15/20	220	247,896

		1,163,089
NEW MEXICO — 0.52%
New Mexico Finance Authority RB Series B
5.00%, 06/15/20	75	87,647
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	80	93,364
Series B
4.00%, 07/01/20	25	27,951

		208,962

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

NEW YORK — 10.19%
City of New York NY GO
Series A
5.00%, 08/01/20	$70	$81,129
Series B
3.00%, 08/01/20	30	31,860
4.00%, 08/01/20	155	172,124
5.00%, 08/01/20	470	544,720
Series C
3.00%, 08/01/20	25	26,550
Series E
4.00%, 08/01/20	20	22,210
Series F
4.00%, 08/01/20	95	105,496
Series G
5.00%, 08/01/20	15	17,385
Series H-2
5.00%, 06/01/20	80	92,414
Series I-1
5.00%, 08/01/20	80	92,718
Series J
5.00%, 08/01/20	575	666,413
County of Orange NY GOL
Series B
4.00%, 07/01/20	35	39,274
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20 (SAW)	150	167,330
5.00%, 07/15/20 (SAW)	60	69,732
Series S-1A
5.00%, 07/15/20 (SAW)	20	23,244
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1
5.00%, 08/01/20	115	134,259
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20	220	201,898
Series EE
4.00%, 06/15/20	25	27,895
Series FF
5.00%, 06/15/20	120	140,161
New York State Dormitory Authority RB
4.13%, 07/01/20	75	83,803
5.00%, 07/01/20	100	116,285
5.00%, 07/01/20 (SAP)	195	226,247
Series A
5.00%, 07/01/20	270	313,737
New York State Environmental Facilities Corp. RB
5.00%, 06/15/20	205	240,084
Series A
3.50%, 06/15/20	110	120,952
5.00%, 06/15/20	45	52,701
Series B
5.00%, 08/15/20	120	140,920
Port Authority of New York & New Jersey RB
Series 180
5.00%, 06/01/20	90	105,046
Suffolk County Water Authority RB
5.00%, 06/01/20	20	23,320

Security	Principal (000s)	Value

Town of Hempstead NY GOL
5.00%, 08/15/20	$25	$29,237

		4,109,144
NORTH CAROLINA — 2.09%
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/20	100	115,504
City of Charlotte NC GO
Series A
5.00%, 07/01/20	120	140,614
County of Buncombe NC RB
Series A
5.00%, 06/01/20	30	34,881
County of Forsyth NC GO
Series E
4.00%, 07/01/20	75	84,353
County of New Hanover NC GO
Series A
5.00%, 06/01/20	25	29,244
County of Wake NC GO
5.00%, 09/01/20	80	94,136
State of North Carolina GO
Series 2013D
4.00%, 06/01/20	305	342,646

		841,378
OHIO — 3.41%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	50	56,158
5.00%, 07/01/20	65	76,131
City of Columbus OH GOL
4.00%, 08/15/20	100	112,487
5.00%, 08/15/20	50	58,784
Cleveland State University RB
5.00%, 06/01/20	75	86,205
Ohio State University (The) RB
Series A
4.00%, 06/01/20	50	55,852
5.00%, 06/01/20	100	116,529
Ohio State Water Development Authority RB
5.00%, 06/01/20	90	105,062
Series A
5.00%, 06/01/20	100	116,736
State of Ohio GO
Series A
5.00%, 09/01/20	200	234,396
Series B
4.00%, 08/01/20	80	89,514
5.00%, 08/01/20	180	210,658
University of Cincinnati RB
Series A
5.00%, 06/01/20	50	58,161

		1,376,673
OKLAHOMA — 0.59%
Grand River Dam Authority RB
Series A
5.00%, 06/01/20	120	139,339

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20	$65	$75,518
Tulsa County Industrial Authority RB
4.00%, 09/01/20	20	22,186

		237,043
OREGON — 1.41%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 08/01/20	30	35,045
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20 (GTD)	100	116,663
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20 (GTD)	20	23,374
Metro/OR GO
5.00%, 06/01/20	45	52,547
Series A
5.00%, 06/01/20	55	64,309
Portland Community College District GO
5.00%, 06/15/20	100	116,872
State of Oregon GO
Series A
4.00%, 08/01/20	130	146,162
Series N
5.00%, 08/01/20	10	11,732

		566,704
PENNSYLVANIA — 2.03%
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20	225	257,816
Second Series
5.00%, 07/01/20	215	246,667
Series T
5.00%, 07/01/20	50	57,365
Pennsylvania Higher Educational Facilities Authority RB
Series AL
5.00%, 06/15/20	50	57,403
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	60	69,842
Pittsburgh Water & Sewer Authority RB
Series A
5.00%, 09/01/20 (AGM)	25	29,101
School District of Philadelphia (The) GO
Series D
5.00%, 09/01/20 (SAW)	90	101,884

		820,078
RHODE ISLAND — 0.29%
State of Rhode Island GO
5.00%, 08/01/20	100	116,286

		116,286
TENNESSEE — 1.12%
Metropolitan Government of Nashville & Davidson County TN GO
Series A
4.00%, 07/01/20	165	184,727
Series D
5.00%, 07/01/20	100	116,757

Security	Principal (000s)	Value

Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	$80	$93,070
Series A
4.00%, 07/01/20	50	55,672

		450,226
TEXAS — 7.69%
Austin Independent School District GO
Series A
4.50%, 08/01/20 (PSF)	65	74,320
5.00%, 08/01/20 (PSF)	25	29,194
Central Texas Turnpike System RB
0.00%, 08/15/20 (AMBAC)	15	13,668
Series A
0.00%, 08/15/20 (AMBAC)	80	71,078
City of Arlington TX GOL
5.00%, 08/15/20	70	81,639
City of Austin TX GOL
5.00%, 09/01/20	165	194,094
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20	150	171,583
City of Round Rock TX GOL
4.00%, 08/15/20	65	72,419
County of Bexar TX GOL
5.00%, 06/15/20	200	233,222
County of Denton TX GOL
5.00%, 07/15/20	50	58,449
Dallas Independent School District GO
5.00%, 08/15/20 (PSF)	50	58,337
Del Mar College District GOL
5.00%, 08/15/20	20	23,283
El Paso Independent School District GO
5.00%, 08/15/20 (PSF)	5	5,843
Fort Bend Independent School District GO
5.00%, 08/15/20 (PSF)	105	122,697
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20 (PSF)	100	116,506
Series A
5.00%, 08/15/20	35	40,933
Hays Consolidated Independent School District GO
5.00%, 08/15/20 (PSF)	125	146,069
Keller Independent School District/TX GO
Series A
5.00%, 08/15/20 (PSF)	25	29,169
Leander Independent School District GO
Series A
0.00%, 08/15/20 (PSF)	50	45,099
Series D
0.00%, 08/15/20 (PSF)	50	45,099
Lewisville Independent School District GO
0.00%, 08/15/20 (PSF)	20	18,069
Series A
4.00%, 08/15/20 (PSF)	15	16,792
5.00%, 08/15/20 (PSF)	50	58,427
Series B
4.00%, 08/15/20	25	27,932
Mesquite Independent School District GO
Series B
4.00%, 08/15/20 (PSF)	25	27,987
5.00%, 08/15/20 (PSF)	20	23,371
North East Independent School District/TX GO
5.00%, 08/01/20 (PSF)	75	87,580

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal (000s)	Value

North Texas Municipal Water District RB
5.00%, 09/01/20	$190	$222,366
Permanent University Fund RB
4.00%, 07/01/20	35	39,256
Series A
5.00%, 07/01/20	50	58,562
Series B
5.00%, 07/01/20	85	99,422
Round Rock Independent School District GO
5.00%, 08/01/20 (PSF)	100	116,592
Socorro Independent School District GO
Series A
5.00%, 08/15/20 (PSF)	50	58,341
State of Texas GO
5.00%, 08/01/20	40	46,748
Series B
5.00%, 08/01/20	45	52,592
Texas City Independent School District/TX GO
3.00%, 08/15/20 (PSF)	100	107,043
Texas Tech University RB
Series A
5.00%, 08/15/20	10	11,674
University of Texas System (The) RB
Series A
4.00%, 08/15/20	100	112,540
5.00%, 08/15/20	200	234,922
Series B
5.00%, 08/15/20	40	46,984

		3,099,901
UTAH — 0.45%
Davis County School District GO
Series A
4.00%, 06/01/20 (GTD)	25	27,920
State of Utah GO
Series A
5.00%, 07/01/20	110	129,071
University of Utah RB
Series A
5.00%, 08/01/20	20	23,406

		180,397
VIRGINIA — 3.31%
City of Alexandria VA GO
Series B
5.00%, 06/15/20 (SAW)	100	117,176
City of Newport News VA GO
Series A
5.00%, 07/01/20	50	58,497
5.00%, 07/15/20 (SAW)	50	58,539
City of Richmond VA GO
Series B
5.00%, 07/15/20 (SAW)	50	58,725
Commonwealth of Virginia GO
Series A-1
4.00%, 06/01/20	35	39,320
Series B
5.00%, 06/01/20	25	29,270
County of Henrico VA GO
5.00%, 08/01/20	25	29,370
Series A
4.00%, 08/01/20	90	101,330

Security	Principal (000s)	Value

Virginia Beach Development Authority RB
Series C
5.00%, 08/01/20	$25	$29,159
Virginia College Building Authority RB
5.00%, 09/01/20	20	23,404
Series 2
5.00%, 09/01/20 (ST)	25	29,254
Series A
5.00%, 09/01/20	100	117,017
Virginia Public Building Authority RB
Series B
5.00%, 08/01/20	25	29,212
Series B-3
4.00%, 08/01/20	100	111,872
Virginia Public School Authority RB
5.00%, 08/01/20 (SAW)	400	467,824
Series A
5.00%, 08/01/20 (SAW)	15	17,543
Series D
4.00%, 08/01/20 (SAW)	15	16,812

		1,334,324
WASHINGTON — 6.35%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20	50	58,517
City of Seattle WA GOL
Series B
5.00%, 08/01/20	105	122,939
County of King WA Sewer Revenue RB
5.00%, 07/01/20	80	93,364
County of Pierce WA GOL
Series A
5.00%, 07/01/20	35	40,645
Energy Northwest RB
Series A
5.00%, 07/01/20	465	541,214
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20 (GTD)	20	22,310
Port of Seattle WA RB
5.50%, 09/01/20 (NPFGC)	60	71,050
State of Washington COP
5.00%, 07/01/20 (ST)	50	58,091
State of Washington GO
5.00%, 07/01/20	100	116,705
Series A
5.00%, 07/01/20	55	64,188
5.00%, 08/01/20	25	29,218
Series B-1
5.00%, 08/01/20	25	29,218
Series C
5.00%, 06/01/20	45	52,438
Series R
4.00%, 07/01/20	200	223,196
5.00%, 07/01/20	225	262,586
Series R-2011B
5.00%, 07/01/20	210	245,080
Series R-2013A
5.00%, 07/01/20	125	145,881
Series R-2014A
5.00%, 07/01/20	80	93,364
State of Washington RB
5.00%, 09/01/20	195	225,662

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS® SEP 2020 AMT-FREE MUNI BOND ETF

June 30, 2015

Security	Principal or Shares (000s)	Value

University of Washington RB Series C
5.00%, 07/01/20	$55	$64,303

		2,559,969
WEST VIRGINIA —0.10%
State of West Virginia GO
4.00%, 06/01/20	35	39,273

		39,273
WISCONSIN — 0.72%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB Series 4
5.00%, 06/01/20	85	99,226
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20	15	16,380
5.00%, 07/01/20	30	35,011
Series 2
5.00%, 07/01/20	35	40,847
Series A
5.00%, 07/01/20	10	11,671
Wisconsin Public Power Inc. RB Series A
5.00%, 07/01/20	75	86,940

		290,075

TOTAL MUNICIPAL BONDS & NOTES (Cost: $39,726,621)		39,578,428

SHORT-TERM INVESTMENTS —0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Liquidity Funds: MuniFund, Institutional Shares
0.02%[a,b]	212	212,043

		212,043

TOTAL SHORT-TERM INVESTMENTS (Cost: $212,043)		212,043

TOTAL INVESTMENTS IN SECURITIES —98.65% (Cost: $39,938,664)		39,790,471
Other Assets, Less Liabilities — 1.35%		543,730

NET ASSETS —100.00%		$40,334,201

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

176

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.62%

AUTO COMPONENTS — 0.67%
Bosch Ltd.	18,686	$6,403,326

		6,403,326
AUTOMOBILES — 8.56%
Bajaj Auto Ltd.	303,566	12,100,748
Hero MotoCorp. Ltd.	272,538	10,785,058
Mahindra & Mahindra Ltd.	992,655	19,961,676
Maruti Suzuki India Ltd.	188,812	11,912,681
Tata Motors Ltd.	4,036,990	27,484,610

		82,244,773
BANKS — 23.87%
Axis Bank Ltd.	2,307,771	20,228,225
Axis Bank Ltd. GDR[a]	243,582	10,632,354
Bank of Baroda	1,498,280	3,386,879
HDFC Bank Ltd.	2,530,173	42,341,650
HDFC Bank Ltd. ADR	422,555	25,577,254
ICICI Bank Ltd.	12,142,707	58,648,692
IndusInd Bank Ltd.	618,068	8,458,499
Kotak Mahindra Bank Ltd.	1,081,373	23,500,017
Punjab National Bank	1,000	2,177
State Bank of India	6,700,058	27,606,629
Yes Bank Ltd.	685,647	9,073,147

		229,455,523
CHEMICALS — 1.23%
Asian Paints Ltd.	1,000,697	11,853,400

		11,853,400
CONSTRUCTION & ENGINEERING — 5.01%
Larsen & Toubro Ltd.	1,723,839	48,193,828

		48,193,828
CONSTRUCTION MATERIALS — 2.40%
ACC Ltd.	246,010	5,572,851
Ambuja Cements Ltd.	1,887,786	6,805,873
Grasim Industries Ltd.	200	10,797
Ultratech Cement Ltd.	228,429	10,722,976

		23,112,497
ELECTRIC UTILITIES — 1.61%
Power Grid Corp. of India Ltd.	4,833,089	10,542,510
Tata Power Co. Ltd.	4,213,753	4,899,732

		15,442,242
ELECTRICAL EQUIPMENT — 0.79%
Bharat Heavy Electricals Ltd.	1,962,114	7,627,687

		7,627,687

Security	Shares	Value

GAS UTILITIES — 0.67%
GAIL India Ltd.	1,053,682	$6,480,511

		6,480,511
HOUSEHOLD PRODUCTS — 2.26%
Hindustan Unilever Ltd.	1,510,118	21,708,520

		21,708,520
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.01%
NTPC Ltd.	4,491,200	9,694,618

		9,694,618
IT SERVICES — 15.22%
HCL Technologies Ltd.	1,176,059	16,962,545
Infosys Ltd.	4,161,674	64,240,616
Tata Consultancy Services Ltd.	1,073,058	42,925,685
Tech Mahindra Ltd.	1,327,006	9,942,856
Wipro Ltd.	1,423,110	12,200,556

		146,272,258
MEDIA — 0.75%
Zee Entertainment Enterprises Ltd.	1,256,568	7,249,497

		7,249,497
METALS & MINING — 2.22%
Hindalco Industries Ltd.	2,753,877	4,832,443
NMDC Ltd.	1,829,290	3,405,065
Tata Steel Ltd.	1,419,569	6,780,762
Vedanta Ltd.	2,298,152	6,276,164

		21,294,434
OIL, GAS & CONSUMABLE FUELS — 10.49%
Bharat Petroleum Corp. Ltd.	569,335	7,850,942
Cairn India Ltd.	1,101,898	3,137,110
Coal India Ltd.	2,715,703	17,939,663
Oil & Natural Gas Corp. Ltd.	3,701,630	17,971,571
Reliance Industries Ltd.	3,438,546	53,927,509

		100,826,795
PHARMACEUTICALS — 7.18%
Cipla Ltd./India	1,124,144	10,848,546
Dr. Reddy’s Laboratories Ltd.	273,862	15,286,454
Lupin Ltd.	404,712	11,969,924
Sun Pharmaceutical Industries Ltd.	2,251,939	30,885,753

		68,990,677
THRIFTS & MORTGAGE FINANCE — 6.97%
Housing Development Finance Corp. Ltd.	3,295,193	66,992,892

		66,992,892
TOBACCO — 6.01%
ITC Ltd.	11,686,066	57,753,425

		57,753,425

177

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

June 30, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 2.70%
Bharti Airtel Ltd.	2,950,641	$19,436,115
Idea Cellular Ltd.	2,359,827	6,518,608

		25,954,723

TOTAL COMMON STOCKS (Cost: $808,675,307)		957,551,626

TOTAL INVESTMENTS IN SECURITIES — 99.62%
(Cost: $808,675,307)		957,551,626
Other Assets, Less Liabilities — 0.38%		3,638,674

NET ASSETS — 100.00%		$961,190,300

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See accompanying notes to schedules of investments.

178

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.46%

AUSTRALIA — 11.73%
360 Capital Group Ltd.	52,624	$43,278
360 Capital Office Fund	10,736	17,411
Abacus Property Group	58,520	131,337
ALE Property Group	40,128	113,808
Arena REIT	47,916	56,531
Aspen Group	26,960	27,559
Astro Japan Property Group	12,496	47,638
Australian Industrial REIT	18,260	31,999
Aveo Group	78,584	155,831
BWP Trust	108,284	254,675
Cedar Woods Properties Ltd.	12,936	52,298
Charter Hall Group	68,904	239,377
Charter Hall Retail REIT	67,716	220,677
Cromwell Property Group	282,392	222,473
Dexus Property Group	212,520	1,192,403
Federation Centres	723,316	1,623,347
Finbar Group Ltd.	35,596	32,557
Folkestone Education Trust	52,404	84,583
Galileo Japan Trust	21,868	29,918
GDI Property Group	110,836	74,540
Goodman Group	344,828	1,661,768
GPT Group (The)	389,840	1,282,421
Growthpoint Properties Australia Ltd.	38,588	92,832
Hotel Property Investments	31,240	61,708
Industria REIT[a]	22,572	32,095
Ingenia Communities Group	193,072	63,810
Investa Office Fund	135,960	397,096
Lend Lease Group	117,480	1,357,136
Mirvac Group	805,596	1,145,485
New South Resources Ltd.[b]	67,584	87,008
Peet Ltd.	78,276	68,887
Scentre Group	1,176,472	3,390,886
Shopping Centres Australasia Property Group	148,060	242,392
Stockland	517,748	1,631,558
Sunland Group Ltd.	32,912	45,154
Villa World Ltd.	22,924	35,239
Westfield Corp.	422,180	2,959,326

		19,207,041
AUSTRIA — 0.88%
Atrium European Real Estate Ltd.	26,532	122,121
BUWOG AG	11,220	217,898
CA Immobilien Anlagen AG	17,864	311,499
Conwert Immobilien Invest SEb	13,464	170,568
IMMOEAST AG Escrow[b]	100,152	1
IMMOFINANZ AGb	222,068	522,568
IMMOFINANZ AG Escrow[b]	112,716	1
S IMMO AG	12,232	101,535

		1,446,191
BELGIUM — 0.66%
Aedifica SA	2,332	130,695
Befimmo SA	4,356	266,212
Cofinimmo SA	4,532	468,144

Security	Shares	Value

Warehouses De Pauw CVA	2,816	$217,404

		1,082,455
CANADA — 3.25%
Allied Properties REIT	8,492	241,064
Artis REIT	15,048	165,251
Boardwalk REIT	5,676	257,465
Brookfield Canada Office Properties	3,608	78,116
Calloway REIT	15,312	354,698
Canadian Apartment Properties REIT	12,672	280,145
Canadian REIT	7,832	266,305
Choice Properties REIT	10,472	90,590
Cominar REIT	18,436	261,821
Crombie REIT	14,168	141,516
CT REIT	7,480	72,496
Dream Global REIT	12,364	98,342
Dream Industrial REIT	7,788	51,028
Dream Office REIT	11,792	231,788
Dream Unlimited Corp. Class Aa,b	11,660	90,501
First Capital Realty Inc.	22,792	326,422
Granite REIT	5,060	174,118
H&R REIT	30,008	539,372
InnVest REIT	12,232	50,458
InterRent REIT	7,040	35,638
Killam Properties Inc.	13,376	109,177
Mainstreet Equity Corp.[a,b]	1,408	41,435
Melcor Developments Ltd.	3,080	42,902
Milestone Apartments REIT	6,820	68,503
Morguard Corp.	1,232	147,777
Morguard North American REIT	4,312	33,779
Morguard REIT	6,820	90,027
Northern Property REIT	3,520	63,100
NorthWest Healthcare Properties REIT	6,512	41,572
Plaza Retail REIT[a]	11,748	39,899
Pure Industrial Real Estate Trust	21,868	82,501
Retrocom REIT	6,776	19,268
RioCan REIT	34,364	736,853

		5,323,927
CHINA — 0.34%
Beijing Properties Holdings Ltd.[a,b]	440,000	40,296
China Merchants Land Ltd.[a]	264,000	64,701
China Oceanwide Holdings Ltd.[a,b]	492,000	93,925
Goldin Properties Holdings Ltd.[a,b]	264,000	278,897
Nam Tai Property Inc.	7,040	33,933
Road King Infrastructure Ltd.	44,000	42,056

		553,808
DENMARK — 0.04%
Jeudan A/Sb	484	49,374
TK Development A/Sa,b	13,684	18,190

		67,564
FINLAND — 0.26%
Citycon OYJ	52,932	132,226
Sponda OYJ	52,624	194,078
Technopolis OYJ	23,628	95,301

		421,605

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2015

Security	Shares	Value

FRANCE — 6.62%
Altarea SCA	528	$94,422
ANF Immobilier	2,112	51,464
Fonciere de Paris SIIC[a]	1,496	185,686
Fonciere des Regions	10,736	911,748
Gecina SA	7,964	980,964
ICADE	7,216	515,047
Klepierre	47,344	2,081,278
Mercialys SA	12,452	277,689
Nexity SA	6,424	251,948
Unibail-Rodamco SE	21,692	5,479,163

		10,829,409
GERMANY — 4.08%
alstria office REIT-AG	18,348	236,223
Deutsche Annington Immobilien SE	76,032	2,143,285
Deutsche Euroshop AG	10,032	440,288
Deutsche Wohnen AG Bearer	74,228	1,699,998
DIC Asset AG	10,208	90,990
DO Deutsche Office AG	13,992	66,413
Grand City Properties SA	17,556	304,661
Hamborner REIT AG	10,208	99,122
LEG Immobilien AG	12,628	876,850
PATRIZIA Immobilien AGb	7,436	181,736
TAG Immobilien AGa	26,224	306,797
TLG Immobilien AG	7,832	126,576
Vib Vermoegen AG	5,632	100,403

		6,673,342
HONG KONG — 17.26%
Champion REIT	572,000	314,312
Cheung Kong Property Holdings Ltd.[b]	594,000	4,926,663
China New Town Development Co. Ltd.[a,b]	704,000	37,644
Chinese Estates Holdings Ltd.	110,000	401,545
CSI Properties Ltd.	1,328,000	51,390
Emperor International Holdings Ltd.	177,000	41,553
Far East Consortium International Ltd./HK	176,000	83,317
Fragrance Group Ltd.[a]	224,400	34,164
Gemdale Properties & Investment Corp. Ltd.[a]	440,000	31,783
Great Eagle Holdings Ltd.	44,000	164,023
Greenland Hong Kong Holdings Ltd.[a]	132,000	102,330
Hang Lung Group Ltd.	198,000	872,190
Hang Lung Properties Ltd.	528,000	1,569,858
Henderson Land Development Co. Ltd.	308,530	2,111,243
HKR International Ltd.	140,800	82,636
Hongkong Land Holdings Ltd.[a]	264,000	2,164,800
Hysan Development Co. Ltd.[a]	132,000	572,096
International Entertainment Corp.[a,b]	88,000	31,329
K Wah International Holdings Ltd.[a]	264,000	139,278
Kerry Properties Ltd.	154,000	603,879
Kowloon Development Co. Ltd.	44,000	55,564
Lai Fung Holdings Ltd.	1,672,000	39,899
Lai Sun Development Co. Ltd.[a]	2,348,000	56,334
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	198,000	85,048
Link REIT (The)	506,000	2,963,206
Liu Chong Hing Investment Ltd.	88,000	115,327
New Century REIT	88,000	34,621
New World China Land Ltd.	617,999	365,097
Prosperity REIT	308,000	110,446
Regal REIT[a]	176,000	51,080

Security	Shares	Value

Sino Land Co. Ltd.	968,000	$1,618,213
Sinolink Worldwide Holdings Ltd.[b]	440,000	78,323
Soundwill Holdings Ltd.	22,000	40,864
Spring REIT[a]	132,000	58,572
Sun Hung Kai Properties Ltd.	374,000	6,059,219
Sunlight REIT[a]	220,000	112,092
Swire Properties Ltd.	237,600	758,538
TAI Cheung Holdings Ltd.[a]	88,000	80,025
Tian An China Investment Co. Ltd.[a]	176,200	110,913
Wheelock & Co. Ltd.	176,000	899,007
Yuexiu REIT	264,000	145,408
Zhuguang Holdings Group Co. Ltd.[a,b]	352,000	74,009

		28,247,838
IRELAND — 0.33%
Green REIT PLC	151,140	246,874
Hibernia REIT PLC	151,327	212,447
Irish Residential Properties REIT PLC	68,068	84,184

		543,505
ISRAEL — 0.89%
Africa Israel Investments Ltd.[b]	21,679	17,648
Africa Israel Properties Ltd.	2,728	40,410
Airport City Ltd.[b]	6,688	66,306
AL-ROV Israel Ltd.[b]	880	23,794
Alony Hetz Properties & Investments Ltd.	18,656	140,548
Amot Investments Ltd.	24,684	78,912
Azrieli Group	6,776	270,688
Big Shopping Centers Ltd.	616	30,029
Elbit Imaging Ltd.[b]	6,292	8,226
Gazit-Globe Ltd.	19,140	228,316
Industrial Buildings Corp. Ltd.	14,784	16,844
Jerusalem Economy Ltd.	4,268	15,658
Jerusalem Oil Exploration[b]	1,848	73,873
Melisron Ltd.	3,564	127,557
Nitsba Holdings 1995 Ltd.[b]	5,368	78,149
Norstar Holdings Inc.	3,432	81,306
REIT 1 Ltd.	35,860	101,998
Sella Capital Real Estate Ltd.	31,108	49,477

		1,449,739
ITALY — 0.15%
Beni Stabili SpA SIIQ	217,052	161,065
Immobiliare Grande Distribuzione SIIQ SpA	70,268	61,068
Prelios SpA[a,b]	47,740	19,894

		242,027
JAPAN — 27.25%
Activia Properties Inc.	57	483,055
Advance Residence Investment Corp.	264	647,028
Aeon Mall Co. Ltd.	26,480	496,426
AEON REIT Investment Corp.	176	235,165
Airport Facilities Co. Ltd.	4,400	23,588
Comforia Residential REIT Inc.	99	213,429
Daibiru Corp.	13,200	122,221
Daikyo Inc.	88,000	141,674
Daito Trust Construction Co. Ltd.	17,600	1,823,789
Daiwa House Industry Co. Ltd.	145,200	3,385,409
Daiwa House REIT Investment Corp.	77	324,701

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2015

Security	Shares	Value

Daiwa House Residential Investment Corp.	176	$399,421
Daiwa Office Investment Corp.	88	421,428
Frontier Real Estate Investment Corp.	88	394,100
Fukuoka REIT Corp.	132	230,311
Global One Real Estate Investment Corp.	44	167,384
GLP J-REIT	528	504,419
Goldcrest Co. Ltd.	4,400	86,910
Hankyu REIT Inc.	132	147,032
Heiwa Real Estate Co. Ltd.	8,800	120,819
Heiwa Real Estate REIT Inc.	176	133,476
Hoshino Resorts REIT Inc.	11	121,628
Hulic Co. Ltd.	101,200	898,159
Hulic Reit Inc.	176	250,843
Ichigo Real Estate Investment Corp.	308	223,011
Industrial & Infrastructure Fund Investment Corp.	88	397,695
Invesco Office J-Reit Inc.	132	113,591
Invincible Investment Corp.	484	258,286
Japan Excellent Inc.	264	305,068
Japan Hotel REIT Investment Corp.	660	439,586
Japan Logistics Fund Inc.	176	354,114
Japan Prime Realty Investment Corp.	176	547,281
Japan Real Estate Investment Corp.	264	1,199,559
Japan Rental Housing Investments Inc.	220	154,619
Japan Retail Fund Investment Corp.	549	1,098,763
Keihanshin Building Co. Ltd.	8,800	54,225
Kenedix Office Investment Corp.	88	441,564
Kenedix Residential Investment Corp.	88	260,695
Kenedix Retail REIT Corp.[b]	44	104,458
Leopalace21 Corp.[b]	61,600	378,062
MCUBS MidCity Investment Corp.	44	134,663
Mitsubishi Estate Co. Ltd.	308,000	6,636,228
Mitsui Fudosan Co. Ltd.	218,556	6,120,961
Mori Hills REIT Investment Corp.	264	341,745
MORI TRUST Sogo REIT Inc.	220	427,361
Nippon Accommodations Fund Inc.	88	340,163
Nippon Building Fund Inc.	308	1,349,144
Nippon Prologis REIT Inc.	391	720,234
NIPPON REIT Investment Corp.[a]	44	103,883
Nomura Real Estate Holdings Inc.	30,800	646,884
Nomura Real Estate Master Fund Inc.	352	447,605
Nomura Real Estate Office Fund Inc.	88	399,134
Nomura Real Estate Residential Fund Inc.	44	248,470
NTT Urban Development Corp.	26,400	262,781
Orix JREIT Inc.	484	697,729
Premier Investment Corp.	52	286,422
Sekisui House Reit Inc.[b]	176	192,879
Sekisui House SI Residential Investment Corp.	220	229,772
SIA Reit Inc.	17	67,519
Starts Proceed Investment Corp.	44	70,118
Sumitomo Realty & Development Co. Ltd.	105,000	3,684,203
Takara Leben Co. Ltd.	17,600	104,853
TOC Co. Ltd.	22,000	153,900
Tokyo Tatemono Co. Ltd.	44,000	611,286
Tokyo Theatres Co. Inc.	44,000	50,701
Tokyu Fudosan Holdings Corp.	118,800	916,497
TOKYU REIT Inc.	220	271,663
Top REIT Inc.	44	185,903
United Urban Investment Corp.	572	809,163

		44,614,856
NETHERLANDS — 0.70%
Eurocommercial Properties NV	10,560	440,105

Security	Shares	Value

NSI NV	19,404	$76,318
VastNed Retail NV	4,180	184,036
Wereldhave NV	7,744	439,443

		1,139,902
NEW ZEALAND — 0.60%
Argosy Property Ltd.	173,800	129,883
DNZ Property Fund Ltd.	66,660	91,742
Goodman Property Trust	218,680	174,514
Kiwi Property Group Ltd.	303,947	264,144
Precinct Properties New Zealand Ltd.	214,192	165,138
Property for Industry Ltd.	92,532	96,372
Vital Healthcare Property Trust	60,192	66,761

		988,554
NORWAY — 0.22%
Entra ASA[c]	16,104	149,424
Norwegian Property ASA[b]	54,384	67,051
Olav Thon Eiendomsselskap ASA	6,556	118,745
Selvaag Bolig ASA	9,900	32,214

		367,434
SINGAPORE — 7.96%
AIMS AMP Capital Industrial REIT	123,285	136,882
Ascendas Hospitality Trust[a]	180,400	94,454
Ascendas India Trust	167,200	111,136
Ascendas REIT	453,235	828,042
Ascott Residence Trust[a]	211,260	202,395
Cache Logistics Trust	162,800	139,647
Cambridge Industrial Trust[a]	264,440	134,528
CapitaLand Commercial Trust	466,400	540,352
CapitaLand Ltd.[a]	576,400	1,498,255
CapitaLand Mall Trust	576,400	920,356
CapitaLand Retail China Trust	145,260	187,711
CDL Hospitality Trusts	149,600	181,098
City Developments Ltd.	101,200	735,043
Croesus Retail Trust[a]	115,800	80,411
Far East Hospitality Trust[a]	180,400	103,832
First REIT	132,000	136,264
Fortune REIT	308,000	310,282
Frasers Centrepoint Ltd.[a]	79,200	104,404
Frasers Centrepoint Trust[a]	127,600	195,214
Frasers Commercial Trust	105,600	119,991
Frasers Hospitality Trust[a]	88,000	56,205
Global Logistic Properties Ltd.	686,400	1,289,708
GuocoLand Ltd.[a]	70,400	124,958
Ho Bee Land Ltd.	44,000	68,949
Keppel DC REIT[a,b]	198,000	154,400
Keppel REIT[a]	382,800	325,515
Lippo Malls Indonesia Retail Trust	404,800	109,730
Mapletree Commercial Trust	303,600	330,319
Mapletree Greater China Commercial Trust[a]	404,800	306,644
Mapletree Industrial Trust	268,440	311,004
Mapletree Logistics Trust	334,440	280,666
OUE Commercial REIT	57,200	34,622
OUE Hospitality Trust	171,600	119,158
Oxley Holdings Ltd.	114,400	37,383
Parkway Life REIT[a]	79,200	135,284
Perennial Real Estate Holdings Ltd.[a,b]	101,258	79,337
Sabana Shari’ah Compliant Industrial REIT	145,200	91,660
Sinarmas Land Ltd.	228,800	104,502

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2015

Security	Shares	Value

SingHaiyi Group Ltd.[a,b]	154,000	$15,326
Soilbuild Business Space REIT	127,600	80,550
SPH REIT	171,600	133,176
Starhill Global REIT	308,000	201,292
Suntec REIT	558,800	715,878
United Industrial Corp. Ltd.[a]	46,000	115,811
UOL Group Ltd.	140,800	723,606
Wheelock Properties Singapore Ltd.[a]	62,000	80,810
Wing Tai Holdings Ltd.[a]	110,050	155,696
Yoma Strategic Holdings Ltd.[a,b]	250,833	79,171

		13,021,657
SPAIN — 0.87%
Axiare Patrimonio SOCIMI SA	16,148	216,625
Hispania Activos Inmobiliarios SAU[b]	18,480	270,970
Inmobiliaria Colonial SAb	425,612	299,231
Lar Espana Real Estate SOCIMI SA	9,108	100,507
Merlin Properties SOCIMI SAb	43,032	525,491
Realia Business SAa,b	20,372	16,002

		1,428,826
SWEDEN — 1.92%
Atrium Ljungberg AB Class B	10,868	142,112
Castellum AB	37,898	532,102
Corem Property Group AB	6,380	20,914
Dios Fastigheter AB	10,604	68,052
Fabege AB	31,152	424,621
Fastighets AB Balder Class Ba,b	16,148	248,910
Hemfosa Fastigheter AB	29,304	298,426
Hufvudstaden AB Class A	25,784	313,541
Klovern AB Class A	10,948	10,160
Klovern AB Class B	95,348	87,907
Kungsleden AB	35,112	238,030
Platzer Fastigheter Holding AB	7,700	31,737
Sagax AB	15,884	101,937
Tribona AB	7,612	35,136
Wallenstam AB Class B	48,532	344,506
Wihlborgs Fastigheter AB	15,356	249,841

		3,147,932
SWITZERLAND — 1.68%
Allreal Holding AG Registered	2,068	285,455
Hiag Immobilien AG	660	66,385
Intershop Holdings AG	352	151,131
Mobimo Holding AG Registered	1,408	287,009
PSP Swiss Property AG Registered	8,536	730,705
Swiss Prime Site AG Registered	15,391	1,168,468
Zug Estates Holding AG Bearer	44	65,631

		2,754,784
UNITED KINGDOM — 11.77%
Assura PLC	204,952	176,475
Big Yellow Group PLC	32,824	329,092
British Land Co. PLC (The)	225,896	2,819,042
Capital & Counties Properties PLC	163,944	1,122,097
CLS Holdings PLC[b]	3,740	109,403
Daejan Holdings PLC	2,024	187,806
Derwent London PLC	24,508	1,311,258
Development Securities PLC	27,940	121,937
F&C Commercial Property Trust Ltd.	133,584	296,644

Security	Shares	Value

Grainger PLC	92,356	$332,183
Great Portland Estates PLC	76,076	928,443
Hammerson PLC	172,964	1,674,286
Hansteen Holdings PLC	153,384	278,617
Helical Bar PLC	23,848	151,336
Intu Properties PLC	207,900	1,005,743
Land Securities Group PLC	176,924	3,350,111
LondonMetric Property PLC	131,472	333,514
McKay Securities PLC	20,152	80,500
Mucklow A & J Group PLC	13,640	101,466
Picton Property Income Ltd.	120,120	132,711
Primary Health Properties PLC	25,432	156,588
Quintain Estates & Development PLC[b]	117,216	195,406
Raven Russia Ltd.[a,b]	93,280	78,119
Redefine International PLC/Isle of Man	224,268	184,465
Safestore Holdings PLC	46,024	204,660
Schroder REIT Ltd.	115,896	107,539
SEGRO PLC	163,680	1,044,609
Shaftesbury PLC	61,468	839,102
ST Modwen Properties PLC	41,052	292,404
Tritax Big Box REIT PLC	141,416	251,762
UK Commercial Property Trust Ltd.	122,364	175,315
UNITE Group PLC (The)	49,500	444,905
Urban & Civic PLC	20,460	81,248
Workspace Group PLC	26,268	371,599

		19,270,385
TOTAL COMMON STOCKS
(Cost: $153,589,455)		162,822,781

RIGHTS — 0.01%

FINLAND — 0.01%
Citycon OYJ[b]	61,512	6,751

		6,751
GERMANY — 0.00%
Hamborner REIT AGb	10,208	682

		682

TOTAL RIGHTS
(Cost: $0)		7,433

SHORT-TERM INVESTMENTS — 3.11%
MONEY MARKET FUNDS — 3.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	4,798,788	4,798,788
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[d,e,f]	279,838	279,838

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	17,041	$17,041

		5,095,667

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,095,667)		5,095,667

TOTAL INVESTMENTS IN SECURITIES — 102.58%
(Cost: $158,685,122)		167,925,881
Other Assets, Less Liabilities — (2.58)%		(4,223,543)

NET ASSETS — 100.00%		$163,702,338

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

183

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2015

Security	Shares	Value

PREFERRED STOCKS — 98.93%

CANADA — 68.54%
Bank of Montreal Series 27, 4.00%[a]	113,913	$2,121,412
Bank of Montreal Series 29, 3.90%[a]	91,084	1,659,787
Bank of Montreal Series 31, 3.80%[a]	68,332	1,231,503
Bank of Nova Scotia (The) Series 18, 3.35%[a]	42,685	864,675
Bank of Nova Scotia (The) Series 30, 3.85%[a]	60,373	1,117,078
Bank of Nova Scotia (The) Series 32, 3.70%[a]	90,834	1,727,261
BCE Inc. Series AF, 3.11%[a]	83,007	1,073,782
BCE Inc. Series AK, 4.15%[a]	142,372	1,945,506
Brookfield Asset Management Inc. Series 32, 4.50%[a]	68,332	1,251,207
Brookfield Asset Management Inc. Series 36, 4.85%	45,503	769,773
Brookfield Asset Management Inc. Series 37, 4.90%	45,503	786,175
Brookfield Asset Management Inc. Series 42, 4.50%[a]	68,332	1,299,920
Brookfield Office Properties Inc. Series T, 4.60%[a]	56,293	926,606
Canadian Imperial Bank of Commerce/Canada Series 39, 3.90%[a]	91,084	1,681,674
Canadian Imperial Bank of Commerce/Canada Series 41, 3.75%[a]	68,332	1,234,787
Canadian Utilities Ltd. Series AA, 4.90%	34,166	655,981
Canadian Utilities Ltd. Series DD, 4.50%	51,210	908,568
Emera Inc. Series C, 4.10%[a]	56,917	1,010,277
Enbridge Inc. Series 03, 4.00%[a]	81,338	1,160,343
Enbridge Inc. Series 07, 4.40%[a]	33,852	532,814
Enbridge Inc. Series 09, 4.40%[a]	37,300	603,218
Enbridge Inc. Series 11, 4.40%[a]	67,782	1,090,745
Enbridge Inc. Series 13, 4.40%[a]	47,408	768,963
Enbridge Inc. Series 15, 4.40%[a]	37,300	613,376
Enbridge Inc. Series B, 4.00%[a]	67,782	955,555
Enbridge Inc. Series D, 4.00%[a]	61,043	864,953
Enbridge Inc. Series F, 4.00%[a]	67,392	987,844
Enbridge Inc. Series H, 4.00%[a]	47,408	640,233
Enbridge Inc. Series N, 4.00%[a]	59,483	905,264
Enbridge Inc. Series P, 4.00%[a]	54,226	803,107
Enbridge Inc. Series R, 4.00%[a]	54,226	805,713
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	54,103	928,693
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	52,336	1,001,907
Fortis Inc./Canada Series M, 4.10%[a]	136,664	2,612,976
Husky Energy Inc. Series 3, 4.50%[a]	56,917	1,075,927
Husky Energy Inc. Series 5, 4.50%[a]	45,503	883,854
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	56,917	1,141,577
Intact Financial Corp. Series 3, 4.20%[a]	56,917	1,054,044
Manulife Financial Corp. Series 15, 3.90%[a]	45,503	822,258
Manulife Financial Corp. Series 17, 3.90%[a]	79,747	1,467,250
National Bank of Canada Series 30, 4.10%[a]	79,747	1,549,013
National Bank of Canada Series 32, 3.90%[a]	68,332	1,245,734
Pembina Pipeline Corp. Series 1, 4.25%[a]	56,917	843,417
Pembina Pipeline Corp. Series 5, 5.00%[a]	56,917	1,044,014
Pembina Pipeline Corp. Series 7, 4.50%[a]	56,917	968,790
Power Financial Corp. Series S, 4.80%	68,332	1,311,414
Power Financial Corp. Series T, 4.20%[a]	45,503	913,012
Royal Bank of Canada Series AJ, 3.52%[a]	77,303	1,564,079
Royal Bank of Canada Series AZ, 4.00%[a]	113,913	2,139,661
Royal Bank of Canada Series BB, 3.90%[a]	113,913	2,094,039
Sun Life Financial Inc. Series 4, 4.45%	68,332	1,228,766
Toronto-Dominion Bank (The) Series 1, 3.90%[a]	113,913	2,098,601
Toronto-Dominion Bank (The) Series 3, 3.80%[a]	113,913	2,103,164
Toronto-Dominion Bank (The) Series 5, 3.75%[a]	113,913	2,067,579
Toronto-Dominion Bank (The) Series 7, 3.60%[a]	79,747	1,584,145
TransAlta Corp. Series A, 4.60%[a]	68,332	659,538

Security	Shares	Value

TransCanada Corp. Series 01, 3.27%[a]	54,099	$884,425
TransCanada Corp. Series 03, 4.00%[a]	79,747	951,764
TransCanada Corp. Series 05, 4.40%[a]	79,747	1,044,386
TransCanada Corp. Series 07, 4.00%[a,b]	136,664	2,430,166
TransCanada Corp. Series 09, 4.25%[a]	102,498	1,862,854
TransCanada Corp. Series 11, 3.80%[a]	56,917	1,139,753

		75,714,900
SINGAPORE — 2.86%
City Developments Ltd., 2.39%[a]	1,857,437	1,441,531
Oversea-Chinese Banking Corp. Ltd., 4.20%	2,241,553	1,714,668

		3,156,199
SWEDEN — 1.05%
Sagax AB, 4.74%	283,465	1,154,699

		1,154,699
UNITED KINGDOM — 26.48%
Aviva PLC, 8.38%	568,250	1,199,775
Aviva PLC, 8.75%	568,250	1,229,937
Balfour Beatty PLC, 9.68%	636,445	1,186,111
Doric Nimrod Air Three Ltd., 6.01%	1,250,192	2,069,402
Doric Nimrod Air Two Ltd., 5.90%	981,674	3,713,029
Ecclesiastical Insurance Group PLC, 8.63%	604,923	1,234,393
General Accident PLC, 7.88%[b]	625,094	1,233,772
General Accident PLC, 8.88%	795,564	1,742,274
Lloyds Banking Group PLC, 6.48%	387,937	645,190
Lloyds Banking Group PLC, 9.25%	1,985,038	4,276,962
Lloyds Banking Group PLC, 9.75%	566,216	1,326,827
National Westminster Bank PLC Series A, 9.00%	795,564	1,707,866
Raven Russia Ltd., 12.00%	818,822	1,802,866
REA Holdings PLC, 9.00%	337,652	625,283
RSA Insurance Group PLC, 7.38%	710,330	1,290,292
Santander UK PLC, 10.38%	773,337	1,833,463
Standard Chartered PLC, 7.38%	545,727	999,879
Standard Chartered PLC, 8.25%	563,990	1,134,235

		29,251,556

TOTAL PREFERRED STOCKS
(Cost: $121,952,150)		109,277,354

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.18%[c,d,e]	14,862	14,862
BlackRock Cash Funds: Prime,
SL Agency Shares 0.16%[c,d,e]	866	866

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	425,011	$425,011

		440,739

TOTAL SHORT-TERM INVESTMENTS
(Cost: $440,739)		440,739

TOTAL INVESTMENTS IN SECURITIES — 99.33%
(Cost: $122,392,889)		109,718,093
Other Assets, Less Liabilities — 0.67%		742,319

NET ASSETS — 100.00%		$110,460,412

[a]	Variable rate security. Rate shown is as of report date.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

185

Schedule of Investments (Unaudited)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.52%

AIR FREIGHT & LOGISTICS — 0.29%
Yamato Holdings Co. Ltd.	12,500	$242,052

		242,052
AIRLINES — 0.84%
ANA Holdings Inc.	110,000	298,541
Japan Airlines Co. Ltd.	11,500	401,300

		699,841
AUTO COMPONENTS — 3.20%
Aisin Seiki Co. Ltd.	6,000	255,465
Bridgestone Corp.	21,500	795,499
Denso Corp.	17,000	846,909
Sumitomo Electric Industries Ltd.	25,000	387,570
Toyota Industries Corp.	6,500	370,776

		2,656,219
AUTOMOBILES — 12.47%
Fuji Heavy Industries Ltd.	21,000	773,653
Honda Motor Co. Ltd.	57,500	1,861,531
Isuzu Motors Ltd.	20,000	262,738
Nissan Motor Co. Ltd.	81,500	849,201
Suzuki Motor Corp.	14,000	473,093
Toyota Motor Corp.	91,500	6,133,899

		10,354,115
BANKS — 9.59%
Mitsubishi UFJ Financial Group Inc.	448,000	3,221,104
Mizuho Financial Group Inc.	777,000	1,682,712
Resona Holdings Inc.	69,500	379,690
Shinsei Bank Ltd.	60,000	121,113
Sumitomo Mitsui Financial Group Inc.	44,500	1,985,253
Sumitomo Mitsui Trust Holdings Inc.	125,040	572,855

		7,962,727
BEVERAGES — 1.06%
Asahi Group Holdings Ltd.	15,000	477,159
Kirin Holdings Co. Ltd.	29,000	399,575

		876,734
BUILDING PRODUCTS — 1.55%
Asahi Glass Co. Ltd.	40,000	240,265
Daikin Industries Ltd.	9,500	683,901
LIXIL Group Corp.	9,000	178,727
TOTO Ltd.	10,000	180,280

		1,283,173
CAPITAL MARKETS — 1.44%
Daiwa Securities Group Inc.	50,000	374,780
Nomura Holdings Inc.	121,000	821,335

		1,196,115

Security	Shares	Value

CHEMICALS — 3.76%
Asahi Kasei Corp.	40,000	$328,689
JSR Corp.	6,500	114,951
Kuraray Co. Ltd.	11,000	134,573
Mitsubishi Chemical Holdings Corp.	48,000	302,243
Mitsui Chemicals Inc.	35,000	130,144
Nippon Paint Holdings Co. Ltd.	7,000	197,646
Nitto Denko Corp.	5,000	411,065
Shin-Etsu Chemical Co. Ltd.	12,500	776,264
Sumitomo Chemical Co. Ltd.	50,000	300,740
Toray Industries Inc.	50,000	423,119

		3,119,434
COMMERCIAL SERVICES & SUPPLIES — 0.96%
Dai Nippon Printing Co. Ltd.	20,000	206,677
Secom Co. Ltd.	6,500	422,036
Toppan Printing Co. Ltd.	20,000	167,368

		796,081
CONSTRUCTION & ENGINEERING — 1.07%
JGC Corp.	8,000	151,154
Kajima Corp.	30,000	140,972
Obayashi Corp.	25,000	182,446
Shimizu Corp.	25,000	210,640
Taisei Corp.	35,000	201,079

		886,291
CONSTRUCTION MATERIALS — 0.14%
Taiheiyo Cement Corp.	40,000	117,027

		117,027
CONTAINERS & PACKAGING — 0.11%
Toyo Seikan Group Holdings Ltd.	5,500	88,187

		88,187
DIVERSIFIED FINANCIAL SERVICES — 0.75%
ORIX Corp.	42,000	625,032

		625,032
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.92%
Nippon Telegraph & Telephone Corp.	44,000	1,594,198

		1,594,198
ELECTRIC UTILITIES — 1.12%
Chubu Electric Power Co. Inc.	22,500	335,482
Kansai Electric Power Co. Inc. (The)[a]	25,500	282,477
Kyushu Electric Power Co. Inc.[a]	15,000	174,069
Tokyo Electric Power Co. Inc.[a,b]	25,500	138,998

		931,026
ELECTRICAL EQUIPMENT — 1.81%
Mitsubishi Electric Corp.	70,000	904,997
Nidec Corp.	8,000	599,191

		1,504,188

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2015

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.82%
Hirose Electric Co. Ltd.	1,050	$150,423
Hitachi Ltd.	150,000	989,008
Keyence Corp.	1,536	829,225
Kyocera Corp.	11,000	572,002
Murata Manufacturing Co. Ltd.	6,600	1,152,094
TDK Corp.	4,000	306,297

		3,999,049
FOOD & STAPLES RETAILING — 1.93%
Aeon Co. Ltd.	27,500	390,481
Lawson Inc.	2,000	136,967
Seven & I Holdings Co. Ltd.	25,000	1,074,654

		1,602,102
FOOD PRODUCTS — 1.20%
Ajinomoto Co. Inc.	20,000	433,376
NH Foods Ltd.	6,000	137,000
Nissin Foods Holdings Co. Ltd.	3,000	131,655
Yakult Honsha Co. Ltd.	5,000	296,653

		998,684
GAS UTILITIES — 0.79%
Osaka Gas Co. Ltd.	65,000	256,728
Tokyo Gas Co. Ltd.	75,000	398,398

		655,126
HEALTH CARE EQUIPMENT & SUPPLIES — 0.98%
Hoya Corp.	13,500	541,368
Terumo Corp.	11,500	276,023

		817,391
HOTELS, RESTAURANTS & LEISURE — 0.58%
Oriental Land Co. Ltd./Japan	7,500	478,997

		478,997
HOUSEHOLD DURABLES — 3.11%
Nikon Corp.	12,500	144,649
Panasonic Corp.	73,000	1,003,142
Sekisui House Ltd.	20,000	317,738
Sharp Corp./Japan[a,b]	55,000	66,972
Sony Corp.[a]	37,000	1,046,668

		2,579,169
HOUSEHOLD PRODUCTS — 0.44%
Unicharm Corp.	15,500	368,547

		368,547
INDUSTRIAL CONGLOMERATES — 0.56%
Toshiba Corp.	135,000	464,471

		464,471

Security	Shares	Value

INSURANCE — 3.27%
Dai-ichi Life Insurance Co. Ltd. (The)	36,000	$707,996
MS&AD Insurance Group Holdings Inc.	17,000	529,735
Sompo Japan Nipponkoa Holdings Inc.	13,000	477,175
Tokio Marine Holdings Inc.	24,000	999,109

		2,714,015
INTERNET SOFTWARE & SERVICES — 0.19%
Yahoo Japan Corp.	39,500	159,466

		159,466
IT SERVICES — 0.62%
Fujitsu Ltd.	60,000	335,586
NTT Data Corp.	4,000	174,887

		510,473
LEISURE PRODUCTS — 0.10%
Sega Sammy Holdings Inc.	6,500	84,992

		84,992
MACHINERY — 5.70%
FANUC Corp.	6,200	1,270,756
Kawasaki Heavy Industries Ltd.	55,000	256,650
Komatsu Ltd.	30,500	612,418
Kubota Corp.	37,000	587,059
Makita Corp.	4,500	244,187
Mitsubishi Heavy Industries Ltd.	105,000	639,019
NGK Insulators Ltd.	10,000	257,835
NSK Ltd.	15,000	231,806
SMC Corp./Japan	2,100	632,669

		4,732,399
MARINE — 0.34%
Mitsui OSK Lines Ltd.	40,000	128,141
Nippon Yusen KK	55,000	153,271

		281,412
MEDIA — 0.50%
Dentsu Inc.	8,000	414,498

		414,498
METALS & MINING — 2.18%
JFE Holdings Inc.	18,025	400,154
Kobe Steel Ltd.	105,000	176,766
Mitsubishi Materials Corp.	40,000	153,639
Nippon Steel & Sumitomo Metal Corp.	300,045	778,280
Sumitomo Metal Mining Co. Ltd.	20,000	304,581

		1,813,420
OIL, GAS & CONSUMABLE FUELS — 0.87%
INPEX Corp.	34,000	386,639
JX Holdings Inc.	78,540	339,025

		725,664

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.16%
Oji Holdings Corp.	30,000	$130,429

		130,429
PERSONAL PRODUCTS — 1.24%
Kao Corp.	16,000	744,396
Shiseido Co. Ltd.	12,500	283,782

		1,028,178
PHARMACEUTICALS — 5.73%
Astellas Pharma Inc.	70,040	999,100
Chugai Pharmaceutical Co. Ltd.	6,500	224,431
Daiichi Sankyo Co. Ltd.	21,003	388,598
Eisai Co. Ltd.	8,500	570,719
Ono Pharmaceutical Co. Ltd.	3,500	382,421
Otsuka Holdings Co. Ltd.	17,500	558,258
Shionogi & Co. Ltd.	10,000	387,774
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	135,169
Takeda Pharmaceutical Co. Ltd.	23,000	1,111,045

		4,757,515
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.44%
Daiwa House Industry Co. Ltd.	21,000	489,625
Mitsubishi Estate Co. Ltd.	45,000	969,579
Mitsui Fudosan Co. Ltd.	31,000	868,197
Sumitomo Realty & Development Co. Ltd.	15,000	526,315

		2,853,716
ROAD & RAIL — 4.16%
Central Japan Railway Co.	6,500	1,174,213
East Japan Railway Co.	12,500	1,124,709
Kintetsu Group Holdings Co. Ltd.	60,000	204,470
Nippon Express Co. Ltd.	30,000	147,591
Odakyu Electric Railway Co. Ltd.	20,000	186,818
Tokyu Corp.	35,000	234,544
West Japan Railway Co.	6,000	384,179

		3,456,524
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.66%
Rohm Co. Ltd.	3,000	201,283
Tokyo Electron Ltd.	5,500	348,208

		549,491
SOFTWARE — 0.71%
Nintendo Co. Ltd.	3,500	585,502

		585,502
SPECIALTY RETAIL — 1.48%
Fast Retailing Co. Ltd.	2,000	908,103
Nitori Holdings Co. Ltd.	2,500	203,898
Yamada Denki Co. Ltd.	28,000	112,124

		1,224,125

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.87%
Canon Inc.	35,550	$1,157,013
FUJIFILM Holdings Corp.	15,500	553,992
Konica Minolta Inc.	16,000	186,851
NEC Corp.	80,000	242,553
Ricoh Co. Ltd.	23,500	243,901

		2,384,310
TOBACCO — 1.57%
Japan Tobacco Inc.	36,500	1,300,684

		1,300,684
TRADING COMPANIES & DISTRIBUTORS — 4.06%
ITOCHU Corp.	52,500	693,765
Marubeni Corp.	54,500	312,796
Mitsubishi Corp.	51,500	1,132,987
Mitsui & Co. Ltd.	56,500	767,632
Sumitomo Corp.	39,500	459,674

		3,366,854
WIRELESS TELECOMMUNICATION SERVICES — 3.18%
NTT DOCOMO Inc.	44,000	842,856
SoftBank Corp.	30,500	1,796,874

		2,639,730

TOTAL COMMON STOCKS
(Cost: $89,512,046)		82,609,373

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	132,806	132,806
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	7,744	7,744
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	35,483	35,483

		176,033

TOTAL SHORT-TERM INVESTMENTS
(Cost: $176,033)		176,033

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $89,688,079)		82,785,406
Other Assets, Less Liabilities — 0.27%		219,978

NET ASSETS — 100.00%		$83,005,384

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® JAPAN LARGE-CAP ETF

June 30, 2015

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

189

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 74.44%

BRAZIL — 24.10%
Ambev SA ADR	8,077,050	$49,270,005
Banco do Brasil SA	1,980,000	15,475,921
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	3,060,000	11,544,940
BRF SA ADR	1,175,490	24,579,496
CCR SA	1,530,000	7,343,645
Cia. Siderurgica Nacional SA ADR[a]	1,280,250	2,112,413
Cielo SA	1,440,048	20,313,837
CPFL Energia SA ADR	511,200	6,262,200
Embraer SA ADR	285,480	8,647,189
Ultrapar Participacoes SA	765,000	16,179,661

		161,729,307
CHILE — 10.36%
Banco de Chile	36,899,460	4,042,883
Banco Santander Chile ADR	275,130	5,571,383
Cencosud SA	2,107,800	5,069,689
Empresa Nacional de Electricidad SA/Chile ADR	193,590	8,024,305
Empresas CMPC SA	2,352,870	6,399,727
Empresas COPEC SA	900,360	9,558,291
Enersis SA ADR	678,330	10,737,964
LATAM Airlines Group SA ADR[a,b]	637,830	4,490,323
SACI Falabella	1,855,800	12,961,263
Sociedad Quimica y Minera de Chile SA ADR	164,070	2,628,401

		69,484,229
COLOMBIA — 2.15%
Bancolombia SA ADR	200,250	8,610,750
Ecopetrol SA ADR	437,670	5,803,504

		14,414,254
MEXICO — 33.35%
Alfa SAB de CV	6,462,000	12,367,484
America Movil SAB de CV	70,857,000	75,686,050
Cemex SAB de CV CPO[b]	22,635,002	20,787,563
Fomento Economico Mexicano SAB de CV	3,681,000	32,836,726
Grupo Elektra SAB de CVa	116,550	2,603,956
Grupo Financiero Banorte SAB de CV	4,914,000	27,008,656
Grupo Televisa SAB	3,834,000	29,837,498
Wal-Mart de Mexico SAB de CV	9,297,000	22,651,981

		223,779,914
PERU — 4.48%
Cia. de Minas Buenaventura SA ADR	327,690	3,401,422
Credicorp Ltd.	115,380	16,028,590
Southern Copper Corp.	360,450	10,600,834

		30,030,846

TOTAL COMMON STOCKS
(Cost: $659,901,557)		499,438,550

Security	Shares	Value

PREFERRED STOCKS — 25.15%

BRAZIL — 25.15%
Banco Bradesco SA ADR	4,474,620	$40,987,519
Cia. Energetica de Minas Gerais ADR	1,278,630	4,871,580
Gerdau SA ADR	1,585,260	3,820,477
Itau Unibanco Holding SA ADR	4,893,480	53,583,606
Itausa-Investimentos Itau SA	6,201,007	17,786,175
Petroleo Brasileiro SA ADR[a,b]	3,624,570	29,576,491
Vale SA ADR	3,592,980	18,144,549

		168,770,397

TOTAL PREFERRED STOCKS
(Cost: $429,534,888)		168,770,397

SHORT-TERM INVESTMENTS — 1.15%

MONEY MARKET FUNDS — 1.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	6,260,926	6,260,926
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	365,101	365,101
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,067,401	1,067,401

		7,693,428

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,693,428)		7,693,428

TOTAL INVESTMENTS IN SECURITIES — 100.74%
(Cost: $1,097,129,873)		675,902,375
Other Assets, Less Liabilities — (0.74)%		(4,971,847)

NET ASSETS — 100.00%		$670,930,528

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

190

Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.48%

AEROSPACE & DEFENSE — 0.82%
Aerovironment Inc.[a,b]	46,184	$1,204,479
American Science & Engineering Inc.	17,525	767,770
API Technologies Corp.[a]	74,722	187,552
Arotech Corp.[a,b]	62,984	151,791
Breeze-Eastern Corp.[a]	15,327	176,260
CPI Aerostructures Inc.[a]	28,187	282,152
Ducommun Inc.[a]	27,077	695,067
Erickson Inc.[a,b]	13,476	58,486
Innovative Solutions & Support Inc.[a]	40,130	132,429
Keyw Holding Corp. (The)[a,b]	81,705	761,491
Kratos Defense & Security Solutions Inc.[a,b]	111,574	702,916
LMI Aerospace Inc.[a,b]	31,642	316,736
National Presto Industries Inc.	11,149	895,488
SIFCO Industries Inc.[b]	8,606	128,229
Sparton Corp.[a,b]	24,831	678,383
Vectrus Inc.[a]	26,380	656,071

		7,795,300
AIR FREIGHT & LOGISTICS — 0.53%
Air Transport Services Group Inc.[a,b]	123,782	1,298,473
Echo Global Logistics Inc.[a,b]	70,737	2,310,270
Park-Ohio Holdings Corp.	20,700	1,003,122
Radiant Logistics Inc.[a,b]	61,009	445,976

		5,057,841
AIRLINES — 0.11%
Republic Airways Holdings Inc.[a]	118,817	1,090,740

		1,090,740
AUTO COMPONENTS — 0.99%
Fox Factory Holding Corp.[a]	40,553	652,092
Fuel Systems Solutions Inc.[a]	27,827	208,146
Modine Manufacturing Co.[a]	111,605	1,197,522
Motorcar Parts of America Inc.[a,b]	42,842	1,289,116
Quantum Fuel Systems Technologies Worldwide Inc.[a,b]	70,508	155,823
Remy International Inc.	67,527	1,493,022
Shiloh Industries Inc.[a,b]	22,434	290,520
Spartan Motors Inc.	86,850	397,773
Stoneridge Inc.[a]	67,392	789,160
Strattec Security Corp.	8,843	607,514
Superior Industries International Inc.	53,913	987,147
Tower International Inc.[a]	50,347	1,311,539

		9,379,374
AUTOMOBILES — 0.16%
Winnebago Industries Inc.	63,416	1,495,983

		1,495,983
BANKS — 13.03%
Access National Corp.	22,343	434,348
American National Bankshares Inc.	26,257	625,179

Security	Shares	Value

American River Bankshares[a]	29,998	$279,581
Ameris Bancorp	79,196	2,002,867
AmeriServ Financial Inc.	64,010	213,153
Ames National Corp.	25,968	651,797
Arrow Financial Corp.	29,891	807,954
Banc of California Inc.	90,949	1,250,549
Bancorp Inc. (The)[a,b]	82,536	765,934
Bank of Commerce Holdings	56,881	325,928
Bank of Marin Bancorp	16,579	843,374
Bankwell Financial Group Inc.[a]	7,632	136,040
Banner Corp.	50,789	2,434,317
Bar Harbor Bankshares	18,099	641,248
Baylake Corp.	19,472	246,321
BCB Bancorp Inc.	24,917	304,486
Berkshire Hills Bancorp Inc.	71,581	2,038,627
Blue Hills Bancorp Inc.[a]	74,193	1,038,702
BNC Bancorp	61,507	1,188,930
Bridge Bancorp Inc.	31,986	853,706
Bridge Capital Holdings[a]	25,411	757,248
Bryn Mawr Bank Corp.	44,755	1,349,811
BSB Bancorp Inc./MAa,b	24,911	550,782
C&F Financial Corp.	10,899	403,808
C1 Financial Inc.[a]	18,651	361,456
Camden National Corp.	20,659	799,503
Capital City Bank Group Inc.	30,766	469,797
Cardinal Financial Corp.	77,909	1,697,637
Cascade Bancorp[a]	89,401	463,097
CenterState Banks Inc.	112,163	1,515,322
Central Valley Community Bancorp	25,151	297,536
Century Bancorp Inc./MA Class A	10,886	442,625
Chemung Financial Corp.	12,623	334,257
Citizens & Northern Corp.	35,082	720,935
Citizens Holding Co.	3,673	76,325
CNB Financial Corp./PA	40,326	741,998
CoBiz Financial Inc.	93,001	1,215,523
Codorus Valley Bancorp Inc.	14,185	286,963
Community Bankers Trust Corp.[a]	61,476	305,536
Community Trust Bancorp Inc.	38,078	1,327,780
CommunityOne Bancorp[a,b]	31,660	340,978
ConnectOne Bancorp Inc.	75,574	1,627,108
CU Bancorp[a]	45,208	1,001,809
Customers Bancorp Inc.[a,b]	67,036	1,802,598
Enterprise Bancorp Inc./MA	22,472	526,744
Enterprise Financial Services Corp.	51,108	1,163,729
Farmers Capital Bank Corp.[a]	23,060	655,596
Farmers National Banc Corp.	61,238	505,213
Fidelity Southern Corp.	44,428	774,824
Financial Institutions Inc.	36,361	903,207
First Bancorp Inc./ME	33,895	658,919
First Bancorp/Southern Pines NC	50,823	847,728
First Busey Corp.	180,375	1,185,064
First Business Financial Services Inc.	13,489	632,364
First Community Bancshares Inc./VA	45,059	820,975
First Connecticut Bancorp Inc./Farmington CT	47,516	754,079
First Financial Corp./IN	28,039	1,002,675
First Internet Bancorp	14,980	367,010
First Merchants Corp.	90,590	2,237,573
First NBC Bank Holding Co.[a,b]	38,008	1,368,288
First Northwest Bancorp[a]	42,215	526,421
First of Long Island Corp. (The)	32,272	894,580
First Security Group Inc./TNa	161,413	395,462
First South Bancorp Inc./Washington NC	37,453	295,879
First United Corp.[a]	20,700	179,262

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

Flushing Financial Corp.	74,230	$1,559,572
Franklin Financial Network Inc.[a]	15,175	348,115
German American Bancorp Inc.	34,542	1,017,262
Great Southern Bancorp Inc.	25,929	1,092,648
Green Bancorp Inc.[a]	28,203	433,198
Guaranty Bancorp	40,577	669,926
Hampton Roads Bankshares Inc.[a,b]	95,197	198,010
Hanmi Financial Corp.	78,448	1,948,648
Heartland Financial USA Inc.	43,846	1,631,948
Heritage Commerce Corp.	63,426	609,524
Heritage Financial Corp./WA	76,243	1,362,462
Heritage Oaks Bancorp	70,378	553,875
HomeTrust Bancshares Inc.[a,b]	48,892	819,430
Horizon Bancorp/IN	27,417	684,328
Independent Bank Corp./MI	54,213	735,128
Independent Bank Group Inc.	23,840	1,022,736
Lakeland Bancorp Inc.	94,463	1,123,165
Lakeland Financial Corp.	40,337	1,749,416
LCNB Corp.	27,983	453,465
LNB Bancorp Inc.	24,851	459,744
Macatawa Bank Corp.[b]	77,061	408,423
MainSource Financial Group Inc.	54,525	1,196,824
MBT Financial Corp.[a]	72,966	418,825
Mercantile Bank Corp.	43,753	936,752
Merchants Bancshares Inc./VT	16,156	534,279
Metro Bancorp Inc.	30,753	803,883
Middleburg Financial Corp.	19,846	357,228
MidSouth Bancorp Inc.	25,290	385,925
MidWestOne Financial Group Inc.	21,779	716,965
Monarch Financial Holdings Inc.	38,280	480,414
National Bankshares Inc.	20,865	610,510
National Commerce Corp.[a]	16,816	433,853
NewBridge Bancorp	96,859	864,951
Northrim BanCorp Inc.	20,836	534,027
OFG Bancorp	106,429	1,135,597
Old Line Bancshares Inc.[b]	28,634	454,994
Old Second Bancorp Inc.[a]	77,944	514,430
Orrstown Financial Services Inc.	24,062	389,323
Pacific Continental Corp.	54,333	735,125
Pacific Mercantile Bancorp[a]	49,174	373,231
Pacific Premier Bancorp Inc.[a]	54,750	928,560
Palmetto Bancshares Inc.	17,444	344,868
Park Sterling Corp.	124,737	898,106
Peapack Gladstone Financial Corp.	40,250	894,355
Penns Woods Bancorp Inc.	14,532	640,716
Peoples Bancorp Inc./OH	46,563	1,086,780
Peoples Financial Corp./MS	6,493	65,774
Peoples Financial Services Corp.	20,572	814,857
Preferred Bank/Los Angeles CA	32,274	969,834
Premier Financial Bancorp Inc.	19,495	301,198
QCR Holdings Inc.	16,456	358,083
Renasant Corp.[b]	75,042	2,446,369
Republic Bancorp Inc./KY Class A	26,224	673,957
Republic First Bancorp Inc.[a,b]	92,243	320,083
Royal Bancshares of Pennsylvania Inc.[a]	61,954	123,908
Sandy Spring Bancorp Inc.	60,342	1,688,369
Seacoast Banking Corp. of Florida[a]	61,195	966,881
ServisFirst Bancshares Inc.	55,001	2,066,388
Shore Bancshares Inc.[a]	26,103	246,151
Sierra Bancorp	35,684	617,690
Southern Community Financial Corp.	27	—
Southern National Bancorp of Virginia Inc.	37,506	415,566
Southside Bancshares Inc.	61,479	1,797,031

Security	Shares	Value

Southwest Bancorp Inc.	50,836	$946,058
Square 1 Financial Inc.[a]	42,109	1,151,681
State Bank Financial Corp.	88,193	1,913,788
Stock Yards Bancorp Inc.	36,855	1,392,750
Stonegate Bank	31,062	921,610
Suffolk Bancorp	30,870	792,124
Sun Bancorp Inc./NJa	25,737	495,437
Tompkins Financial Corp.	35,955	1,931,503
TowneBank/Portsmouth VA	108,828	1,772,808
TriCo Bancshares	55,652	1,338,431
Tristate Capital Holdings Inc.[a,b]	54,846	709,159
Triumph Bancorp Inc.[a]	42,668	561,084
United Security Bancshares Inc./AL	21,320	171,626
United Security Bancshares/Fresno CAa	34,045	171,587
Univest Corp. of Pennsylvania	50,569	1,029,585
Veritex Holdings Inc.[a]	10,850	162,045
Washington Trust Bancorp Inc.	36,122	1,426,097
West Bancorp. Inc.	42,318	839,589
Westbury Bancorp Inc.[a]	19,348	335,301
Wilshire Bancorp Inc.	167,893	2,120,489
Yadkin Financial Corp.[a,b]	63,095	1,321,840

		123,597,340
BEVERAGES — 0.15%
Castle Brands Inc.	185,443	257,766
Craft Brew Alliance Inc.[a,b]	25,872	286,144
MGP Ingredients Inc.	23,879	401,645
Primo Water Corp.[a]	54,215	310,110
Reed’s Inc.[a]	32,677	203,577

		1,459,242
BIOTECHNOLOGY — 9.79%
Abeona Therapeutics Inc.	28,774	145,596
Actinium Pharmaceuticals Inc.[a,b]	81,397	215,702
Adamas Pharmaceuticals Inc.[a]	27,198	713,132
Advaxis Inc.[a,b]	73,680	1,497,914
Aegerion Pharmaceuticals Inc.[a]	61,139	1,159,807
Affimed NVa,b	38,179	514,271
Agenus Inc.[a,b]	185,482	1,600,710
Akebia Therapeutics Inc.[a]	62,043	638,422
Anthera Pharmaceuticals Inc.[a]	87,647	755,517
Applied Genetic Technologies Corp./DEa	22,753	349,031
Ardelyx Inc.[a]	29,902	477,535
Argos Therapeutics Inc.[a]	13,641	93,441
ArQule Inc.[a]	155,181	248,290
Arrowhead Research Corp.[a,b]	144,236	1,031,287
Asterias Biotherapeutics Inc.[a]	29,101	133,865
Athersys Inc.[a,b]	228,865	276,927
aTyr Pharma Inc.[a]	15,444	286,023
Avalanche Biotechnologies Inc.[a,b]	47,015	763,524
AVEO Pharmaceuticals Inc.[a]	138,410	240,833
Bellicum Pharmaceuticals Inc.[a,b]	20,341	432,653
BIND Therapeutics Inc.[a]	28,200	157,638
Biocept Inc.[a]	44,687	113,952
BioCryst Pharmaceuticals Inc.[a]	174,691	2,608,137
BioSpecifics Technologies Corp.[a]	12,301	634,732
Biota Pharmaceuticals Inc.[a]	83,779	173,423
BioTime Inc.[a,b]	130,550	473,896
Blueprint Medicines Corp.[a]	22,952	607,998
Brainstorm Cell Therapeutics Inc.[a]	44,860	161,945
Caladrius Biosciences Inc.[a,b]	66,428	124,220
Calithera Biosciences Inc.[a]	21,965	156,830

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

Cancer Genetics Inc.[a,b]	17,805	$209,387
Cara Therapeutics Inc.[a,b]	42,924	521,527
CASI Pharmaceuticals Inc.[a]	35,906	64,272
Catalyst Pharmaceuticals Inc.[a,b]	190,732	787,723
Celator Pharmaceuticals Inc.[a]	65,640	147,034
Celladon Corp.[a,b]	23,304	29,363
Cellular Biomedicine Group Inc.[a]	24,449	917,082
Celsion Corp.[a]	51,355	120,684
Cerulean Pharma Inc.[a]	36,642	168,553
ChemoCentryx Inc.[a]	69,071	568,454
Cidara Therapeutics Inc.[a]	13,416	188,092
Coherus Biosciences Inc.[a,b]	56,857	1,643,167
Conatus Pharmaceuticals Inc.[a,b]	34,325	176,774
Concert Pharmaceuticals Inc.[a]	39,177	583,346
Contrafect Corp.	39,843	209,176
Corbus Pharmaceuticals Holdings Inc.[a]	52,354	161,250
CorMedix Inc.[a]	80,836	313,644
CTI BioPharma Corp.[a,b]	402,697	785,259
Curis Inc.[a]	272,364	901,525
Cytokinetics Inc.[a]	86,772	583,108
CytRx Corp.[a,b]	137,273	510,656
Dicerna Pharmaceuticals Inc.[a]	36,780	513,081
Dynavax Technologies Corp.[a,b]	70,997	1,663,105
Enanta Pharmaceuticals Inc.[a,b]	38,857	1,748,176
EPIRUS Biopharmaceuticals Inc.[a]	42,443	242,350
Exelixis Inc.[a]	472,202	1,775,479
Fate Therapeutics Inc.[a]	64,194	415,335
Fibrocell Science Inc.[a,b]	65,306	344,163
Five Prime Therapeutics Inc.[a]	52,102	1,294,214
Flexion Therapeutics Inc.[a,b]	34,773	761,181
Fortress Biotech Inc.[a,b]	87,099	292,653
Galectin Therapeutics Inc.[a,b]	61,242	167,191
Galena Biopharma Inc.[a,b]	397,177	675,201
Genocea Biosciences Inc.[a]	47,052	646,024
Geron Corp.[a,b]	380,349	1,627,894
GlycoMimetics Inc.[a]	26,065	207,217
GTx Inc.[a,b]	168,082	247,081
Heat Biologics Inc.[a,b]	16,600	99,600
Heron Therapeutics Inc.[a]	60,318	1,879,509
Histogenics Corp.[a,b]	16,348	105,608
Idera Pharmaceuticals Inc.[a,b]	208,003	771,691
Ignyta Inc.[a]	48,229	727,776
Immune Design Corp.[a,b]	27,928	576,713
Immunomedics Inc.[a,b]	241,494	980,466
Infinity Pharmaceuticals Inc.[a,b]	119,009	1,303,149
Inovio Pharmaceuticals Inc.[a,b]	172,203	1,405,176
Invitae Corp.[a,b]	18,216	271,054
IsoRay Inc.[a,b]	145,867	215,883
Karyopharm Therapeutics Inc.[a,b]	55,516	1,510,590
Kindred Biosciences Inc.[a,b]	34,366	234,376
La Jolla Pharmaceutical Co.[a]	28,746	704,564
Lion Biotechnologies Inc.[a]	109,833	1,007,169
Loxo Oncology Inc.[a]	20,975	378,179
MacroGenics Inc.[a,b]	67,984	2,581,352
Medgenics Inc.[a]	43,997	269,702
MediciNova Inc.[a]	60,997	240,938
MEI Pharma Inc.[a,b]	77,291	132,168
Minerva Neurosciences Inc.[a]	21,055	122,119
Mirati Therapeutics Inc.[a,b]	24,398	767,805
NanoViricides Inc.[a,b]	122,116	211,261
Navidea Biopharmaceuticals Inc.[a,b]	391,144	629,742
Neothetics Inc.[a]	25,753	231,777
NephroGenex Inc.[a,b]	9,324	61,911

Security	Shares	Value

Neuralstem Inc.[a,b]	178,283	$345,869
Northwest Biotherapeutics Inc.[a,b]	115,572	1,147,630
Ocata Therapeutics Inc.[a]	92,825	489,188
Ohr Pharmaceutical Inc.[a,b]	70,180	176,152
OncoGenex Pharmaceuticals Inc.[a,b]	62,975	146,732
OncoMed Pharmaceuticals Inc.[a,b]	40,946	921,285
Onconova Therapeutics Inc.[a,b]	34,616	82,040
Oncothyreon Inc.[a,b]	247,338	925,044
Orexigen Therapeutics Inc.[a,b]	246,310	1,219,234
Organovo Holdings Inc.[a,b]	197,773	745,604
Osiris Therapeutics Inc.[a,b]	46,918	913,024
Otonomy Inc.[a]	35,842	824,008
OvaScience Inc.[a,b]	56,953	1,647,650
OXiGENE Inc.[a,b]	62,334	87,268
Peregrine Pharmaceuticals Inc.[a,b]	471,119	617,166
Pfenex Inc.[a]	39,755	771,247
PharmAthene Inc.[a,b]	169,030	304,254
Progenics Pharmaceuticals Inc.[a,b]	170,160	1,269,394
Proteon Therapeutics Inc.[a]	10,086	180,136
Raptor Pharmaceutical Corp.[a]	195,253	3,083,045
Recro Pharma Inc.[a]	5,820	75,194
Regulus Therapeutics Inc.[a,b]	68,163	747,066
Rigel Pharmaceuticals Inc.[a,b]	215,680	692,333
Sorrento Therapeutics Inc.[a]	68,968	1,215,216
Spectrum Pharmaceuticals Inc.[a,b]	163,631	1,119,236
Stemline Therapeutics Inc.[a]	41,513	488,608
Sunesis Pharmaceuticals Inc.[a,b]	152,003	457,529
Synergy Pharmaceuticals Inc.[a,b]	243,900	2,024,370
Synta Pharmaceuticals Corp.[a,b]	221,097	493,046
Synthetic Biologics Inc.[a,b]	135,980	387,543
T2 Biosystems Inc.[a,b]	23,624	383,417
Targacept Inc.[a]	75,987	212,004
Tenax Therapeutics Inc.[a,b]	65,387	241,278
TG Therapeutics Inc.[a,b]	85,759	1,422,742
Threshold Pharmaceuticals Inc.[a,b]	160,942	650,206
Tobira Therapeutics Inc.[a,b]	4,818	83,110
Tokai Pharmaceuticals Inc.[a,b]	24,751	329,188
Tonix Pharmaceuticals Holding Corp.[a]	42,167	378,238
Trevena Inc.[a,b]	66,103	413,805
TrovaGene Inc.[a,b]	63,475	644,271
Vanda Pharmaceuticals Inc.[a,b]	101,386	1,286,588
Verastem Inc.[a,b]	79,725	601,126
Vericel Corp.[a]	22,443	80,121
Versartis Inc.[a,b]	54,825	834,436
Vitae Pharmaceuticals Inc.[a,b]	33,196	478,022
Vital Therapies Inc.[a,b]	41,186	869,025
XBiotech Inc.	9,719	175,719
Xencor Inc.[a,b]	69,106	1,518,259
XOMA Corp.[a,b]	221,971	861,247
Zafgen Inc.[a,b]	39,952	1,383,538

		92,860,401
BUILDING PRODUCTS — 0.93%
Alpha Pro Tech Ltd.[a]	49,335	110,511
American Woodmark Corp.[a]	30,958	1,698,046
Gibraltar Industries Inc.[a]	74,974	1,527,220
Insteel Industries Inc.	43,824	819,509
Patrick Industries Inc.[a]	31,391	1,194,428
PGT Inc.[a]	115,983	1,682,913
Quanex Building Products Corp.	82,158	1,760,646

		8,793,273

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

CAPITAL MARKETS — 1.54%
Arlington Asset Investment Corp. Class Ab	47,166	$922,567
CIFC Corp.	20,932	165,991
Cowen Group Inc. Class Aa,b	271,307	1,736,365
Diamond Hill Investment Group Inc.	7,566	1,510,628
FBR & Co.[a,b]	19,777	457,640
Fifth Street Asset Management Inc.	20,589	211,655
FXCM Inc. Class A	120,488	174,708
Hennessy Advisors Inc.	4,523	85,259
INTL FCStone Inc.[a]	36,201	1,203,321
Ladenburg Thalmann Financial Services Inc.[a,b]	263,867	923,534
Manning & Napier Inc.	40,490	403,685
Medley Management Inc.	25,695	304,229
Oppenheimer Holdings Inc. Class A	25,719	675,895
Pzena Investment Management Inc. Class A	33,825	373,766
RCS Capital Corp. Class Ab	120,756	924,991
Safeguard Scientifics Inc.[a,b]	53,009	1,031,555
Silvercrest Asset Management Group Inc.[b]	18,956	266,521
U.S. Global Investors Inc. Class A	3,685	10,244
Walter Investment Management Corp.[a]	90,763	2,075,750
Westwood Holdings Group Inc.	19,560	1,165,189

		14,623,493
CHEMICALS — 1.12%
American Vanguard Corp.	69,144	954,187
Chase Corp.	17,016	676,386
China Green Agriculture Inc.	66,960	141,955
Codexis Inc.[a]	88,507	344,292
Core Molding Technologies Inc.[a,b]	19,757	451,250
Flotek Industries Inc.[a]	127,705	1,600,144
FutureFuel Corp.	56,140	722,522
Hawkins Inc.	25,732	1,039,316
KMG Chemicals Inc.	23,967	609,721
Koppers Holdings Inc.	48,770	1,205,594
Marrone Bio Innovations Inc.[a,b]	39,784	78,772
Northern Technologies International Corp.[a]	10,453	168,293
OMNOVA Solutions Inc.[a]	112,614	843,479
Rentech Inc.[a]	429,103	459,140
Senomyx Inc.[a,b]	109,346	586,095
Trecora Resources[a]	51,483	777,393

		10,658,539
COMMERCIAL SERVICES & SUPPLIES — 1.25%
AMREP Corp.[a]	4,540	23,154
ARC Document Solutions Inc.[a]	101,049	768,983
Casella Waste Systems Inc. Class Aa,b	100,138	561,774
CECO Environmental Corp.	51,591	584,526
Cenveo Inc.[a,b]	152,679	323,679
Civeo Corp.	253,202	777,330
Ecology and Environment Inc. Class A	9,583	99,855
Ennis Inc.	61,448	1,142,318
Fuel Tech Inc.[a]	50,349	110,264
Heritage-Crystal Clean Inc.[a]	28,114	413,276
Hudson Technologies Inc.[a,b]	68,347	238,531
InnerWorkings Inc.[a,b]	93,388	622,898
Kimball International Inc. Class B	81,585	992,074
Performant Financial Corp.[a,b]	78,654	254,839
SP Plus Corp.[a]	40,361	1,053,826
Team Inc.[a]	49,319	1,985,090
TRC Companies Inc.[a]	40,001	406,010

Security	Shares	Value

Versar Inc.[a]	38,818	$152,943
Viad Corp.	48,433	1,313,019

		11,824,389
COMMUNICATIONS EQUIPMENT — 1.64%
Aerohive Networks Inc.[a,b]	58,564	408,777
Alliance Fiber Optic Products Inc.	34,837	646,226
Applied Optoelectronics Inc.[a,b]	36,034	625,550
Aviat Networks Inc.[a]	165,349	208,340
Bel Fuse Inc. Class B	26,499	543,759
Black Box Corp.	38,133	762,660
CalAmp Corp.[a,b]	86,962	1,587,926
Calix Inc.[a,b]	107,509	818,143
Clearfield Inc.[a,b]	29,270	465,686
ClearOne Inc.	19,988	257,945
Communications Systems Inc.	24,896	261,657
Comtech Telecommunications Corp.	38,138	1,107,909
Digi International Inc.[a]	61,147	583,954
EMCORE Corp.[a]	62,786	377,972
Extreme Networks Inc.[a]	243,147	654,065
Harmonic Inc.[a]	212,068	1,448,424
KVH Industries Inc.[a]	40,347	542,667
Meru Networks Inc.[a,b]	60,443	97,918
Novatel Wireless Inc.[a,b]	95,254	309,576
Numerex Corp. Class Aa,b	38,360	327,594
Oclaro Inc.[a,b]	234,875	530,818
PC-Tel Inc.	54,477	391,145
RELM Wireless Corp.[a]	24,175	119,183
ShoreTel Inc.[a]	157,428	1,067,362
Sonus Networks Inc.[a]	117,745	814,795
TESSCO Technologies Inc.	14,943	296,021
Westell Technologies Inc. Class Aa	134,228	132,886
Zhone Technologies Inc.[a]	72,268	161,880

		15,550,838
CONSTRUCTION & ENGINEERING — 1.00%
Ameren Inc. Class Aa	51,651	395,130
Argan Inc.	31,060	1,252,650
Comfort Systems USA Inc.	88,225	2,024,764
Furmanite Corp.[a]	91,070	739,488
Goldfield Corp. (The)[a]	89,148	147,986
Great Lakes Dredge & Dock Corp.[a]	145,591	867,722
HC2 Holdings Inc.[a]	50,722	453,962
Layne Christensen Co.[a,b]	50,105	448,440
MYR Group Inc.[a]	49,877	1,544,192
Northwest Pipe Co.[a,b]	23,873	486,293
NV5 Holdings Inc.[a]	15,126	366,957
Orion Marine Group Inc.[a]	69,448	501,414
Sterling Construction Co. Inc.[a,b]	52,596	210,384

		9,439,382
CONSTRUCTION MATERIALS — 0.17%
U.S. Concrete Inc.[a,b]	35,680	1,351,915
U.S. Lime & Minerals Inc.	5,083	295,424

		1,647,339
CONSUMER FINANCE — 0.34%
Asta Funding Inc.[a]	34,297	287,409
Consumer Portfolio Services Inc.[a]	60,639	378,994
Ezcorp Inc. Class Aa	123,508	917,665

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

First Marblehead Corp. (The)[a]	24,340	$140,198
Imperial Holdings Inc.[a,b]	56,784	328,779
JG Wentworth Co. (The) Class Aa,b	36,552	336,278
Nicholas Financial Inc.[a,b]	25,302	321,842
QC Holdings Inc.	13,521	25,284
Regional Management Corp.[a]	27,938	498,973

		3,235,422
CONTAINERS & PACKAGING — 0.22%
AEP Industries Inc.[a]	10,417	575,019
Myers Industries Inc.	57,759	1,097,421
UFP Technologies Inc.[a,b]	17,698	370,242

		2,042,682
DISTRIBUTORS — 0.13%
Fenix Parts Inc.[a]	34,468	345,369
VOXX International Corp.[a,b]	53,590	443,725
Weyco Group Inc.	16,308	486,305

		1,275,399
DIVERSIFIED CONSUMER SERVICES — 1.06%
American Public Education Inc.[a]	40,803	1,049,453
Ascent Capital Group Inc. Class Aa	32,516	1,389,734
Bridgepoint Education Inc.[a]	38,555	368,586
Cambium Learning Group Inc.[a,b]	36,213	154,629
Career Education Corp.[a]	164,627	543,269
Carriage Services Inc.	38,751	925,374
Chegg Inc.[a,b]	182,751	1,432,768
Collectors Universe Inc.	19,495	388,730
ITT Educational Services Inc.[a,b]	55,746	221,312
K12 Inc.[a]	79,778	1,009,192
Liberty Tax Inc.	15,526	384,268
Lincoln Educational Services Corp.	79,076	159,734
National American University Holdings Inc.	41,829	121,722
Strayer Education Inc.[a]	26,082	1,124,134
Universal Technical Institute Inc.	51,510	442,986
Weight Watchers International Inc.[a]	63,202	306,530

		10,022,421
DIVERSIFIED FINANCIAL SERVICES — 0.36%
GAIN Capital Holdings Inc.	75,138	718,319
Marlin Business Services Corp.	21,008	354,615
NewStar Financial Inc.[a,b]	58,582	644,402
PICO Holdings Inc.[a]	56,686	834,418
Resource America Inc. Class A	45,831	385,439
Tiptree Financial Inc.	61,637	446,868

		3,384,061
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.56%
8x8 Inc.[a]	212,245	1,901,715
Alaska Communications Systems Group Inc.[a]	134,745	323,388
Alteva Inc.[a]	25,786	185,143
Fairpoint Communications Inc.[a,b]	49,450	900,979
General Communication Inc. Class Aa	83,418	1,418,940
Hawaiian Telcom Holdco Inc.[a,b]	27,190	709,659
IDT Corp. Class B	39,079	706,548
inContact Inc.[a,b]	149,014	1,470,768
Inteliquent Inc.	80,517	1,481,513

Security	Shares	Value

Lumos Networks Corp.	57,944	$856,992
magicJack VocalTec Ltd.[a,b]	43,425	322,648
ORBCOMM Inc.[a,b]	144,991	978,689
Pacific DataVision Inc.[a]	31,260	1,316,984
Premiere Global Services Inc.[a]	110,575	1,137,817
Straight Path Communications Inc. Class Ba,b	23,348	765,581
Towerstream Corp.[a,b]	159,082	284,757

		14,762,121
ELECTRIC UTILITIES — 0.17%
Genie Energy Ltd. Class B	31,646	331,334
Spark Energy Inc. Class A	11,028	173,801
Unitil Corp.	32,690	1,079,424

		1,584,559
ELECTRICAL EQUIPMENT — 0.89%
Active Power Inc.[a]	76,575	153,916
Allied Motion Technologies Inc.	16,031	360,056
American Electric Technologies Inc.[a]	24,729	126,118
American Superconductor Corp.[a,b]	25,153	131,550
Blue Earth Inc.[a]	172,408	187,925
Broadwind Energy Inc.[a]	44,652	189,324
Energous Corp.[a,b]	20,445	157,426
Energy Focus Inc.	17,807	155,633
Enphase Energy Inc.[a,b]	66,136	503,295
FuelCell Energy Inc.[a,b]	596,339	582,564
Global Power Equipment Group Inc.[b]	41,138	319,231
LSI Industries Inc.	53,083	495,795
Magnetek Inc.[a]	9,452	325,243
Orion Energy Systems Inc.[a]	76,759	192,665
Plug Power Inc.[a]	414,511	1,015,552
Powell Industries Inc.	20,986	738,078
Power Solutions International Inc.[a,b]	11,144	601,999
PowerSecure International Inc.[a,b]	53,816	794,324
Preformed Line Products Co.	6,468	243,973
Revolution Lighting Technologies Inc.[a,b]	95,729	111,046
SL Industries Inc.[a]	7,891	304,671
TCP International Holdings Ltd.[a,b]	19,683	82,865
Ultralife Corp.[a]	39,556	165,740
Vicor Corp.[a]	39,466	481,091

		8,420,080
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.06%
Agilysys Inc.[a]	39,438	362,041
Applied DNA Sciences Inc.[a]	50,934	157,895
Checkpoint Systems Inc.	100,327	1,021,329
ClearSign Combustion Corp.[a,b]	30,523	165,129
Control4 Corp.[a,b]	52,779	469,205
CTS Corp.	78,827	1,518,996
CUI Global Inc.[a,b]	60,430	305,776
Daktronics Inc.	90,956	1,078,738
Digital Ally Inc.[a]	9,219	127,591
DTS Inc./CAa	42,428	1,293,630
Electro Rent Corp.	39,567	429,698
Electro Scientific Industries Inc.	66,530	350,613
eMagin Corp.[a,b]	47,356	125,020
Frequency Electronics Inc.[a]	21,874	246,739
GSI Group Inc.[a]	85,516	1,285,305
ID Systems Inc.[a]	41,878	255,456
Identiv Inc.[a]	25,822	152,092
IEC Electronics Corp.[a]	35,006	157,527

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

Iteris Inc.[a]	106,631	$188,737
Kemet Corp.[a]	114,785	330,581
KEY Tronic Corp.[a]	28,779	312,828
Kimball Electronics Inc.[a,b]	70,986	1,035,686
LoJack Corp.[a]	50,590	174,535
LRAD Corp.[a]	48,262	96,041
Maxwell Technologies Inc.[a,b]	75,324	449,684
Mercury Systems Inc.[a]	81,684	1,195,854
Mesa Laboratories Inc.	7,461	663,283
Microvision Inc.[a,b]	119,051	357,153
MOCON Inc.	15,611	248,995
Multi-Fineline Electronix Inc.[a]	21,816	476,898
NAPCO Security Technologies Inc.[a]	40,795	233,755
Neonode Inc.[a,b]	92,381	272,524
PAR Technology Corp.[a]	39,262	192,776
Park Electrochemical Corp.	48,134	922,247
PC Connection Inc.	24,896	615,927
PCM Inc.[a]	27,990	280,740
Perceptron Inc.	26,436	279,164
Planar Systems Inc.[a]	53,766	234,420
RadiSys Corp.[a]	84,677	216,773
Research Frontiers Inc.[a,b]	62,344	332,917
RF Industries Ltd.	18,262	77,614
Richardson Electronics Ltd./U.S.	36,108	291,753
Uni-Pixel Inc.[a,b]	33,254	85,463
Vishay Precision Group Inc.[a]	32,458	488,817

		19,557,945
ENERGY EQUIPMENT & SERVICES — 1.66%
Aspen Aerogels Inc.[a,b]	46,670	308,955
Basic Energy Services Inc.[a]	101,871	769,126
CHC Group Ltd.[a,b]	94,155	83,845
Dawson Geophysical Co.[a]	56,000	263,200
Enservco Corp.[a]	61,172	91,758
Era Group Inc.[a]	47,580	974,438
Forbes Energy Services Ltd.[a]	52,613	72,606
Geospace Technologies Corp.[a]	31,434	724,554
Gulf Island Fabrication Inc.	38,321	428,045
Gulfmark Offshore Inc. Class A	58,964	683,982
Independence Contract Drilling Inc.[a,b]	42,447	376,505
ION Geophysical Corp.[a]	339,135	362,874
Key Energy Services Inc.[a]	313,682	564,628
Matrix Service Co.[a]	63,647	1,163,467
Mitcham Industries Inc.[a,b]	38,793	162,543
Natural Gas Services Group Inc.[a]	30,801	702,879
Nordic American Offshore Ltd.[a]	50,527	411,290
North Atlantic Drilling Ltd.	162,929	193,885
Nuverra Environmental Solutions Inc.[a,b]	42,373	265,679
Paragon Offshore PLC	210,275	229,200
Parker Drilling Co.[a]	290,190	963,431
PHI Inc.[a]	30,930	928,519
Pioneer Energy Services Corp.[a]	153,014	970,109
RigNet Inc.[a,b]	29,540	903,038
Seventy Seven Energy Inc.[a]	135,816	582,651
Synthesis Energy Systems Inc.[a,b]	186,356	266,489
Tesco Corp.	90,850	990,265
TETRA Technologies Inc.[a]	189,688	1,210,209
Willbros Group Inc.[a,b]	108,970	139,482

		15,787,652
FOOD & STAPLES RETAILING — 0.30%
Chefs’ Warehouse Inc. (The)[a,b]	46,283	983,051

Security	Shares	Value

Fairway Group Holdings Corp.[a,b]	51,951	$184,946
Liberator Medical Holdings Inc.	88,426	200,727
Natural Grocers by Vitamin Cottage Inc.[a,b]	22,073	543,437
Roundy’s Inc.[a,b]	104,060	337,154
Village Super Market Inc. Class A	17,349	549,790

		2,799,105
FOOD PRODUCTS — 1.06%
Alico Inc.	9,656	437,996
Arcadia Biosciences Inc.[a]	22,648	144,268
Boulder Brands Inc.[a,b]	131,662	913,734
Calavo Growers Inc.	35,407	1,838,686
Coffee Holding Co. Inc.[a]	22,920	114,142
Farmer Bros. Co.[a]	19,788	465,018
Freshpet Inc.[a,b]	50,638	941,867
Inventure Foods Inc.[a,b]	50,556	513,143
John B Sanfilippo & Son Inc.	20,237	1,050,300
Landec Corp.[a]	66,039	952,943
Lifeway Foods Inc.[a,b]	13,255	254,363
Limoneira Co.	28,889	642,203
Omega Protein Corp.[a]	52,257	718,534
Rocky Mountain Chocolate Factory Inc.	20,602	271,328
S&W Seed Co.[a,b]	39,742	193,941
Seneca Foods Corp. Class Aa	21,178	588,113

		10,040,579
GAS UTILITIES — 0.28%
Chesapeake Utilities Corp.	34,476	1,856,533
Delta Natural Gas Co. Inc.	21,983	441,858
Gas Natural Inc.	38,340	394,902

		2,693,293
HEALTH CARE EQUIPMENT & SUPPLIES — 4.15%
Accuray Inc.[a,b]	189,956	1,280,303
Alliqua BioMedical Inc.[a]	43,523	229,366
Alphatec Holdings Inc.[a]	180,570	249,187
American Medical Alert Corp. Escrow[a,b]	12,839	—
AngioDynamics Inc.[a]	59,692	978,949
Anika Therapeutics Inc.[a,b]	35,021	1,156,744
Antares Pharma Inc.[a,b]	385,776	802,414
Atossa Genetics Inc.[a,b]	62,258	70,351
AtriCure Inc.[a,b]	69,440	1,711,002
Atrion Corp.	3,362	1,318,946
Avinger Inc.[a,b]	16,725	215,920
Biolase Inc.[a]	107,435	186,937
Bovie Medical Corp.[a]	59,609	166,309
Cardiovascular Systems Inc.[a]	77,317	2,045,035
Cerus Corp.[a,b]	231,908	1,203,602
Chembio Diagnostics Inc.[a]	4,787	23,504
Cogentix Medical Inc.[a]	79,398	128,625
Corindus Vascular Robotics Inc.[a]	62,691	220,045
CryoLife Inc.	62,564	705,722
Cutera Inc.[a]	38,403	594,478
Cynosure Inc. Class Aa,b	53,632	2,069,123
CytoSorbents Corp.[a]	40,845	250,788
Derma Sciences Inc.[a,b]	57,868	414,335
Entellus Medical Inc.[a]	14,579	377,159
EnteroMedics Inc.[a,b]	171,151	106,114
Exactech Inc.[a]	25,208	525,083
Fonar Corp.[a]	18,714	197,901

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

GenMark Diagnostics Inc.[a,b]	104,589	$947,576
Inogen Inc.[a]	38,263	1,706,530
Invacare Corp.	77,205	1,669,944
InVivo Therapeutics Holdings Corp.[a]	72,077	1,164,043
Iridex Corp.[a]	22,143	182,680
LeMaitre Vascular Inc.	33,378	402,539
Lombard Medical Inc.	34,039	150,112
Merit Medical Systems Inc.[a]	104,601	2,253,105
Misonix Inc.[a]	5,412	51,414
Oncosec Medical Inc.	34,396	217,727
OraSure Technologies Inc.[a,b]	135,796	731,940
Orthofix International NVa	44,339	1,468,508
Oxford Immunotec Global PLC[a]	51,519	713,538
PhotoMedex Inc.[a,b]	42,933	58,389
Retractable Technologies Inc.[a]	20,127	76,483
Rockwell Medical Inc.[a,b]	122,334	1,972,024
RTI Surgical Inc.[a,b]	140,819	909,691
Second Sight Medical Products Inc.[a,b]	28,993	394,595
Sientra Inc.[a]	17,292	436,277
STAAR Surgical Co.[a,b]	94,591	913,749
Sunshine Heart Inc.[a,b]	59,818	206,372
SurModics Inc.[a,b]	31,776	744,194
Symmetry Surgical Inc.[a]	32,745	285,536
Synergetics USA Inc.[a]	67,246	316,056
Tandem Diabetes Care Inc.[a,b]	43,864	475,486
TearLab Corp.[a,b]	82,420	166,488
TransEnterix Inc.[a]	80,456	241,368
TriVascular Technologies Inc.[a,b]	22,352	119,583
Unilife Corp.[a,b]	286,564	616,113
Utah Medical Products Inc.	10,185	607,331
Vascular Solutions Inc.[a]	42,255	1,467,094
Veracyte Inc.[a]	32,930	366,840
Vermillion Inc.[a,b]	64,634	133,792

		39,395,059
HEALTH CARE PROVIDERS & SERVICES — 2.19%
AAC Holdings Inc.[a,b]	19,078	831,038
Aceto Corp.	69,184	1,704,002
Adcare Health Systems Inc.	51,939	179,709
Addus HomeCare Corp.[a]	16,098	448,490
Alliance HealthCare Services Inc.[a]	13,163	246,017
Almost Family Inc.[a]	17,330	691,640
BioScrip Inc.[a,b]	165,439	600,544
BioTelemetry Inc.[a]	67,010	631,904
Civitas Solutions Inc.[a,b]	27,867	594,403
Cross Country Healthcare Inc.[a]	79,291	1,005,410
Digirad Corp.	63,023	273,520
Five Star Quality Care Inc.[a]	106,808	512,678
Genesis Healthcare Inc.[a]	88,677	585,268
Healthways Inc.[a,b]	74,640	894,187
InfuSystems Holdings Inc.[a]	64,723	206,466
Landauer Inc.[b]	23,423	834,796
LHC Group Inc.[a]	30,733	1,175,537
National Research Corp. Class A	26,196	372,245
Nobilis Health Corp.[a]	89,027	605,384
PharMerica Corp.[a]	71,943	2,395,702
Providence Service Corp. (The)[a,b]	32,697	1,447,823
Psychemedics Corp.	19,682	291,884
RadNet Inc.[a]	83,339	557,538
Sharps Compliance Corp.[a]	39,419	273,962
Triple-S Management Corp. Class Ba,b	57,157	1,466,649
Trupanion Inc.[a,b]	44,546	367,059
U.S. Physical Therapy Inc.	29,599	1,620,841

		20,814,696

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.63%
Computer Programs & Systems Inc.	27,260	$1,456,229
Connecture Inc.[a,b]	18,359	193,871
HealthStream Inc.[a,b]	60,347	1,835,756
HTG Molecular Diagnostics Inc.[a]	9,943	110,864
Icad Inc.[a]	38,320	124,157
Imprivata Inc.[a,b]	23,957	391,937
Merge Healthcare Inc.[a,b]	169,682	814,474
Simulations Plus Inc.	29,281	183,592
Streamline Health Solutions Inc.[a]	49,879	139,661
Vocera Communications Inc.[a]	62,154	711,663

		5,962,204
HOTELS, RESTAURANTS & LEISURE — 2.36%
Ambassadors Group Inc.[a]	39,073	95,338
Ark Restaurants Corp.	8,558	214,207
Biglari Holdings Inc.[a,b]	3,824	1,582,180
Bravo Brio Restaurant Group Inc.[a,b]	36,855	499,385
Carrols Restaurant Group Inc.[a]	86,812	902,845
Century Casinos Inc.[a]	59,446	374,510
Chuy’s Holdings Inc.[a,b]	39,193	1,049,980
Cosi Inc.	115,420	231,994
Del Frisco’s Restaurant Group Inc.[a]	55,657	1,036,890
Denny’s Corp.[a]	198,903	2,309,264
Diversified Restaurant Holdings Inc.[a]	39,917	148,491
Dover Motorsports Inc.	81,313	179,702
Eldorado Resorts Inc.[a]	69,599	544,264
Empire Resorts Inc.[a,b]	41,487	211,169
Famous Dave’s of America Inc.[a,b]	11,221	224,981
Frisch’s Restaurants Inc.	9,166	307,703
Good Times Restaurants Inc.[a]	29,864	263,102
Ignite Restaurant Group Inc.[a,b]	21,301	104,801
Intrawest Resorts Holdings Inc.[a]	43,469	505,110
Isle of Capri Casinos Inc.[a,b]	54,257	984,765
Jamba Inc.[a,b]	34,301	531,322
Kona Grill Inc.[a,b]	19,588	380,203
Lakes Entertainment Inc.[a]	32,982	299,477
Luby’s Inc.[a]	54,283	263,273
Marcus Corp. (The)	43,391	832,239
Monarch Casino & Resort Inc.[a]	25,194	517,989
Morgans Hotel Group Co.[a]	71,053	478,897
Nathan’s Famous Inc.	8,337	308,969
Noodles & Co.[a]	28,694	418,932
Papa Murphy’s Holdings Inc.[a]	23,201	480,725
Peak Resorts Inc.[b]	31,603	226,277
Potbelly Corp.[a]	51,826	634,868
Rave Restaurant Group Inc.[a]	20,109	262,422
RCI Hospitality Holdings Inc.[a]	26,187	311,625
Red Lion Hotels Corp.[a]	45,090	345,389
Ruby Tuesday Inc.[a,b]	146,692	919,759
Ruth’s Hospitality Group Inc.	80,956	1,305,011
Town Sports International Holdings Inc.	57,125	165,663
Zoe’s Kitchen Inc.[a,b]	46,167	1,890,077

		22,343,798
HOUSEHOLD DURABLES — 2.08%
Bassett Furniture Industries Inc.	27,129	770,735
Beazer Homes USA Inc.[a,b]	66,453	1,325,737

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

Blyth Inc.[a]	26,898	$170,802
Cavco Industries Inc.[a]	21,287	1,605,891
Century Communities Inc.[a]	38,179	768,543
CSS Industries Inc.	23,707	717,137
Dixie Group Inc. (The)[a,b]	43,670	458,535
Flexsteel Industries Inc.	16,011	689,914
Green Brick Partners Inc.[a]	32,035	350,783
Hooker Furniture Corp.	27,572	692,333
Hovnanian Enterprises Inc. Class Aa	286,746	762,744
Installed Building Products Inc.[a]	49,012	1,199,814
LGI Homes Inc.[a,b]	35,626	704,682
Libbey Inc.	51,587	2,132,091
Lifetime Brands Inc.	27,418	404,964
M/I Homes Inc.[a]	59,229	1,461,179
NACCO Industries Inc. Class A	10,119	614,831
New Home Co. Inc. (The)[a,b]	26,319	453,476
Skullcandy Inc.[a]	54,344	416,819
Stanley Furniture Co. Inc.[a]	58,298	173,145
Turtle Beach Corp.[a]	19,919	45,415
UCP Inc. Class Aa,b	28,286	214,408
Universal Electronics Inc.[a]	37,922	1,890,033
Vuzix Corp.[a]	33,950	203,361
WCI Communities Inc.[a]	37,956	925,747
ZAGG Inc.[a]	72,027	570,454

		19,723,573
HOUSEHOLD PRODUCTS — 0.22%
Central Garden & Pet Co. Class Aa	99,971	1,140,669
Oil-Dri Corp. of America	13,543	411,436
Orchids Paper Products Co.	23,000	553,610

		2,105,715
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
Atlantic Power Corp.	292,946	902,274

		902,274
INSURANCE — 2.07%
1347 Property Insurance Holdings Inc.[a]	763	6,218
American Independence Corp.[a]	813	8,252
AMERISAFE Inc.	44,139	2,077,181
Atlas Financial Holdings Inc.[a]	29,455	584,093
Baldwin & Lyons Inc. Class B	24,541	564,934
Blue Capital Reinsurance Holdings Ltd.[b]	21,111	379,365
Citizens Inc./TXa,b	119,752	893,350
Crawford & Co. Class B	71,194	600,165
Donegal Group Inc. Class A	22,848	347,975
eHealth Inc.[a,b]	43,246	548,792
EMC Insurance Group Inc.	21,534	539,857
Federated National Holding Co.	35,120	849,904
First Acceptance Corp.[a]	56,146	179,667
Hallmark Financial Services Inc.[a]	38,391	436,890
HCI Group Inc.	20,714	915,766
Health Insurance Innovations Inc.[a,b]	20,751	103,132
Heritage Insurance Holdings Inc.[a]	60,690	1,395,263
Independence Holding Co.	19,045	251,204
Investors Title Co.	5,217	369,833
James River Group Holdings Ltd.[b]	24,600	636,402
Kansas City Life Insurance Co.	8,401	384,010
Meadowbrook Insurance Group Inc.	120,620	1,037,332
National Interstate Corp.	16,259	444,196

Security	Shares	Value

Patriot National Inc.[a]	21,221	$339,536
Phoenix Companies Inc. (The)[a]	14,115	257,458
State National Companies Inc.	74,633	808,275
Stewart Information Services Corp.	54,284	2,160,503
United Insurance Holdings Corp.	42,078	653,892
Universal Insurance Holdings Inc.	75,188	1,819,550

		19,592,995
INTERNET & CATALOG RETAIL — 0.73%
1-800-Flowers.com Inc. Class Aa,b	59,135	618,552
Blue Nile Inc.[a,b]	28,489	865,781
CafePress Inc.[a,b]	24,753	111,388
EVINE Live Inc.[a,b]	117,779	316,825
FTD Companies Inc.[a,b]	43,416	1,223,897
Gaiam Inc. Class Aa,b	38,192	249,776
Geeknet Inc.[a]	12,540	250,048
NutriSystem Inc.	68,652	1,708,062
Overstock.com Inc.[a]	28,478	641,894
PetMed Express Inc.	48,638	839,978
U.S. Auto Parts Network Inc.[a]	43,080	94,776

		6,920,977
INTERNET SOFTWARE & SERVICES — 3.35%
Actua Corp.[a]	97,122	1,384,960
Amber Road Inc.[a,b]	44,654	313,471
Angie’s List Inc.[a]	106,253	654,518
Apigee Corp.[a]	14,245	141,453
Autobytel Inc.[a]	21,757	347,894
Bazaarvoice Inc.[a,b]	147,572	869,199
Blucora Inc.[a,b]	97,473	1,574,189
Brightcove Inc.[a,b]	79,571	545,857
Carbonite Inc.[a]	45,499	537,343
Care.com Inc.[a]	49,537	293,259
ChannelAdvisor Corp.[a,b]	52,245	624,328
Demand Media Inc.[a,b]	25,507	162,225
DHI Group Inc.[a,b]	104,102	925,467
EarthLink Holdings Corp.	245,763	1,840,765
eGain Corp.[a,b]	45,887	229,894
Everyday Health Inc.[a,b]	52,685	673,314
Five9 Inc.[a,b]	60,945	318,742
Global Sources Ltd.[a,b]	39,597	275,199
GTT Communications Inc.[a]	59,273	1,414,847
Internap Corp.[a]	134,686	1,245,845
IntraLinks Holdings Inc.[a,b]	95,351	1,135,630
Inuvo Inc.[a]	56,116	171,715
iPass Inc.[a]	189,399	198,869
Limelight Networks Inc.[a]	144,590	569,685
Liquidity Services Inc.[a]	58,041	558,935
LiveDeal Inc.[a,b]	22,166	56,080
LivePerson Inc.[a,b]	136,255	1,336,662
Marchex Inc. Class B	81,643	404,133
Marin Software Inc.[a]	73,898	498,073
MaxPoint Interactive Inc.[a]	19,081	154,174
MeetMe Inc.[a,b]	98,205	166,949
Millennial Media Inc.[a,b]	290,559	470,706
Monster Worldwide Inc.[a,b]	216,071	1,413,104
OPOWER Inc.[a]	62,420	718,454
Q2 Holdings Inc.[a]	47,172	1,332,609
QuinStreet Inc.[a]	87,713	565,749
Qumu Corp.[a]	25,380	209,131
RealNetworks Inc.[a]	60,201	325,687
Reis Inc.	22,342	495,546

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

Rightside Group Ltd.[a,b]	35,807	$242,413
Rocket Fuel Inc.[a]	63,836	523,455
SciQuest Inc.[a,b]	67,445	998,860
Spark Networks Inc.[a]	52,398	160,862
Support.com Inc.[a]	147,681	208,230
Synacor Inc.[a,b]	80,553	129,690
TechTarget Inc.[a,b]	43,713	390,357
Textura Corp.[a,b]	47,940	1,334,170
TheStreet Inc.	113,654	205,714
Travelzoo Inc.[a]	16,438	185,421
Tremor Video Inc.[a,b]	99,553	289,699
United Online Inc.[a]	35,270	552,681
XO Group Inc.[a]	63,613	1,040,073
YuMe Inc.[a,b]	74,149	401,888

		31,818,173
IT SERVICES — 1.43%
6D Global Technologies Inc.	47,169	308,485
Cass Information Systems Inc.	26,945	1,514,848
CIBER Inc.[a]	192,867	665,391
Computer Task Group Inc.	40,454	312,305
Datalink Corp.[a]	50,963	455,609
Edgewater Technology Inc.[a]	29,051	212,072
Forrester Research Inc.	23,176	834,800
Global Cash Access Holdings Inc.[a,b]	157,733	1,220,853
Hackett Group Inc. (The)	57,843	776,832
Higher One Holdings Inc.[a]	95,354	285,109
Information Services Group Inc.	86,920	415,478
Innodata Inc.[a]	74,557	196,085
InterCloud Systems Inc.[a,b]	27,076	72,022
Lionbridge Technologies Inc.[a]	155,973	962,353
Mattersight Corp.[a]	38,438	226,784
ModusLink Global Solutions Inc.[a,b]	102,629	348,939
MoneyGram International Inc.[a]	67,689	622,062
NCI Inc. Class A	17,661	182,438
Perficient Inc.[a]	84,438	1,624,587
PFSweb Inc.[a]	32,299	447,664
Planet Payment Inc.[a]	116,891	282,876
PRGX Global Inc.[a]	69,037	303,072
ServiceSource International Inc.[a,b]	142,396	778,906
StarTek Inc.[a,b]	36,703	216,548
WidePoint Corp.[a,b]	206,146	344,264

		13,610,382
LEISURE PRODUCTS — 0.83%
Arctic Cat Inc.	30,796	1,022,735
Black Diamond Inc.[a]	54,864	506,943
Escalade Inc.	25,682	472,292
JAKKS Pacific Inc.[a,b]	50,071	495,202
Johnson Outdoors Inc. Class A	12,910	304,031
LeapFrog Enterprises Inc.[a,b]	155,106	217,149
Malibu Boats Inc. Class Aa	45,181	907,686
Marine Products Corp.	24,437	152,487
Nautilus Inc.[a]	74,896	1,611,013
Smith & Wesson Holding Corp.[a]	128,780	2,136,460
Summer Infant Inc.[a]	45,149	91,201

		7,917,199
LIFE SCIENCES TOOLS & SERVICES — 0.95%
Affymetrix Inc.[a,b]	185,707	2,027,920
Albany Molecular Research Inc.[a,b]	60,319	1,219,650

Security	Shares	Value

Enzo Biochem Inc.[a,b]	104,881	$317,789
Fluidigm Corp.[a,b]	69,354	1,678,367
Harvard Bioscience Inc.[a]	87,045	496,157
NanoString Technologies Inc.[a,b]	32,399	499,593
NeoGenomics Inc.[a,b]	136,782	739,991
Pacific Biosciences of California Inc.[a,b]	145,368	837,320
pSivida Corp.[a]	79,064	298,071
Sequenom Inc.[a,b]	288,879	878,192

		8,993,050
MACHINERY — 2.29%
Accuride Corp.[a,b]	97,154	374,043
Adept Technology Inc.[a]	35,884	258,365
Alamo Group Inc.	22,647	1,237,432
ARC Group Worldwide Inc.[a,b]	9,815	52,019
Blount International Inc.[a]	113,877	1,243,537
Blue Bird Corp.	14,168	184,042
Columbus McKinnon Corp./NY	47,060	1,176,500
Commercial Vehicle Group Inc.[a]	75,361	543,353
Douglas Dynamics Inc.	52,031	1,117,626
Dynamic Materials Corp.	35,027	385,297
Eastern Co. (The)	18,594	344,361
Energy Recovery Inc.[a,b]	86,381	236,684
ExOne Co. (The)[a,b]	25,461	282,617
Federal Signal Corp.	145,821	2,174,191
FreightCar America Inc.	29,602	618,090
Gencor Industries Inc.[a]	20,143	194,783
Global Brass & Copper Holdings Inc.	53,591	911,583
Graham Corp.	24,318	498,276
Hardinge Inc.	36,603	360,540
Hurco Companies Inc.	16,176	560,013
Jason Industries Inc.[a]	49,390	336,346
Kadant Inc.	25,467	1,202,042
Key Technology Inc.[a]	17,042	224,954
LB Foster Co. Class A	24,300	841,023
LS Starrett Co. (The) Class A	19,004	285,060
Lydall Inc.[a,b]	40,963	1,210,866
Manitex International Inc.[a,b]	36,380	277,943
MFRI Inc.[a]	18,398	111,308
Miller Industries Inc./TN	27,616	550,939
NN Inc.	45,211	1,153,785
PMFG Inc.[a]	54,933	353,219
Supreme Industries Inc. Class A	35,704	305,983
Tecumseh Products Co.[a,b]	52,510	129,700
Titan International Inc.	100,688	1,081,389
Twin Disc Inc.	19,326	360,237
Xerium Technologies Inc.[a]	28,179	512,858

		21,691,004
MARINE — 0.34%
Baltic Trading Ltd.[b]	141,987	227,179
Eagle Bulk Shipping Inc.[a]	54,287	378,380
Golden Ocean Group Ltd.[b]	149,447	575,371
International Shipholding Corp.	17,696	112,901
Navios Maritime Holdings Inc.	191,879	713,790
Rand Logistics Inc.[a]	69,644	225,647
Safe Bulkers Inc.	88,783	285,881
Scorpio Bulkers Inc.[a]	427,584	696,962

		3,216,111

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

MEDIA — 1.45%
A H Belo Corp. Class A	53,181	$297,814
Ballantyne Strong Inc.[a]	46,316	217,222
Beasley Broadcast Group Inc. Class A	20,217	93,605
Carmike Cinemas Inc.[a,b]	58,968	1,565,011
Central European Media Enterprises Ltd. Class Aa,b	178,602	389,352
Cumulus Media Inc. Class Aa	339,869	689,934
Emmis Communications Corp.[a]	117,414	117,414
Entercom Communications Corp. Class Aa	59,975	684,914
Entravision Communications Corp. Class A	151,934	1,250,417
Harte-Hanks Inc.	111,699	665,726
Hemisphere Media Group Inc.[a,b]	24,796	295,072
IDI Inc.	22,465	244,868
Journal Media Group Inc.	60,290	499,804
Lee Enterprises Inc./IAa,b	143,520	477,922
Martha Stewart Living Omnimedia Inc. Class Aa	76,507	477,404
McClatchy Co. (The) Class Aa	165,925	179,199
New Media Investment Group Inc.	108,467	1,944,813
Radio One Inc. Class Da,b	71,581	226,912
ReachLocal Inc.[a,b]	32,569	102,592
Reading International Inc. Class Aa,b	44,523	616,644
Saga Communications Inc. Class A	9,473	358,553
Salem Media Group Inc. Class A	31,996	202,535
SFX Entertainment Inc.[a]	108,435	486,873
Sizmek Inc.[a,b]	54,061	383,833
Townsquare Media Inc. Class Aa	20,433	277,480
Tribune Publishing Co.	63,577	987,987
You On Demand Holdings Inc.[a,b]	23,771	49,206

		13,783,106
METALS & MINING — 0.82%
AM Castle & Co.[a,b]	34,429	212,427
Ampco-Pittsburgh Corp.	21,911	331,294
Friedman Industries Inc.	33,842	211,512
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.	140,363	387,402
Handy & Harman Ltd.[a]	6,301	218,330
Haynes International Inc.	29,403	1,450,156
Horsehead Holding Corp.[a,b]	135,994	1,593,850
Noranda Aluminum Holding Corp.[b]	120,819	102,696
Olympic Steel Inc.	22,790	397,458
Real Industry Inc.[a]	59,605	676,517
Ryerson Holding Corp.[a,b]	27,039	246,055
Schnitzer Steel Industries Inc. Class A	63,453	1,108,524
Synalloy Corp.	26,285	360,104
U.S. Antimony Corp.[a]	176,882	120,280
Universal Stainless & Alloy Products Inc.[a,b]	18,454	362,621

		7,779,670
MULTILINE RETAIL — 0.34%
Bon-Ton Stores Inc. (The)[b]	36,195	167,221
Fred’s Inc. Class A	88,037	1,698,234
Gordmans Stores Inc.[a]	22,567	138,336
Tuesday Morning Corp.[a]	105,836	1,192,242

		3,196,033
OIL, GAS & CONSUMABLE FUELS — 3.25%
Abraxas Petroleum Corp.[a,b]	225,795	666,095
Adams Resources & Energy Inc.	6,053	269,964

Security	Shares	Value

Aemetis Inc.[a]	29,415	$105,894
Amyris Inc.[a,b]	50,643	98,754
Approach Resources Inc.[a]	86,777	594,422
Ardmore Shipping Corp.	48,261	584,441
Bill Barrett Corp.[a]	119,592	1,027,295
Callon Petroleum Co.[a]	157,035	1,306,531
Cloud Peak Energy Inc.[a]	142,334	663,276
Comstock Resources Inc.	115,008	382,977
Contango Oil & Gas Co.[a]	41,891	514,003
Dakota Plains Holdings Inc.[a]	152,972	182,037
DHT Holdings Inc.	223,052	1,733,114
Energy Fuels Inc./Canada[a,b]	113,893	506,824
Energy XXI Ltd.	221,929	583,673
Evolution Petroleum Corp.	59,142	389,746
EXCO Resources Inc.	375,406	442,979
Frontline Ltd./Bermuda[a,b]	257,221	627,619
FX Energy Inc.[a,b]	156,845	138,039
Gastar Exploration Inc.[a,b]	193,474	597,835
Gevo Inc.[a]	43,404	141,931
Goodrich Petroleum Corp.[a]	118,286	220,012
Halcon Resources Corp.[a]	883,629	1,025,010
Hallador Energy Co.	29,596	246,831
Harvest Natural Resources Inc.[a,b]	108,354	189,619
Isramco Inc.[a,b]	2,749	379,417
Jones Energy Inc. Class Aa	70,767	640,441
Magnum Hunter Resources Corp.[a]	501,001	936,872
Midstates Petroleum Co. Inc.[a,b]	104,352	97,047
Navios Maritime Acquisition Corp.	200,025	718,090
Northern Oil and Gas Inc.[a]	147,259	996,943
Pacific Ethanol Inc.[a,b]	59,186	610,799
Panhandle Oil and Gas Inc. Class A	41,178	851,973
Penn Virginia Corp.[a]	172,835	757,017
PetroQuest Energy Inc.[a,b]	151,763	300,491
Renewable Energy Group Inc.[a,b]	109,071	1,260,861
Resolute Energy Corp.[a]	188,048	181,748
REX American Resources Corp.[a,b]	15,428	981,838
Rex Energy Corp.[a]	118,203	660,755
Ring Energy Inc.[a,b]	53,577	599,527
Sanchez Energy Corp.[a]	127,142	1,245,992
SandRidge Energy Inc.[a]	1,032,328	905,352
Solazyme Inc.[a]	199,877	627,614
Swift Energy Co.[a,b]	109,195	221,666
Teekay Tankers Ltd. Class A	202,000	1,335,220
TransAtlantic Petroleum Ltd.[a]	63,532	324,648
Triangle Petroleum Corp.[a,b]	113,926	571,908
Uranium Energy Corp.[a,b]	227,583	361,857
VAALCO Energy Inc.[a,b]	134,969	288,834
Vertex Energy Inc.[a,b]	55,820	132,293
W&T Offshore Inc.	81,380	445,962
Westmoreland Coal Co.[a]	44,015	914,632
Zion Oil & Gas Inc.[a,b]	126,860	242,303

		30,831,021
PAPER & FOREST PRODUCTS — 0.34%
Neenah Paper Inc.	39,104	2,305,572
Wausau Paper Corp.	96,170	882,840

		3,188,412
PERSONAL PRODUCTS — 0.47%
DS Healthcare Group Inc.[a]	34,883	87,556
Elizabeth Arden Inc.[a]	61,848	881,953
Female Health Co. (The)[a,b]	63,701	114,662

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

Mannatech Inc.[a]	8,316	$148,856
Medifast Inc.[a]	26,314	850,469
Natural Alternatives International Inc.[a]	21,297	120,648
Natural Health Trends Corp.	19,816	821,571
Nature’s Sunshine Products Inc.	25,392	349,140
Nutraceutical International Corp.[a]	22,028	544,973
Synutra International Inc.[a]	46,462	332,203
United-Guardian Inc.	10,462	199,824

		4,451,855
PHARMACEUTICALS — 3.30%
AcelRx Pharmaceuticals Inc.[a,b]	75,128	318,543
Achaogen Inc.[a,b]	46,761	281,969
Adamis Pharmaceuticals Corp.[a,b]	43,103	181,033
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a,b]	50,093	884,141
Agile Therapeutics Inc.[a,b]	28,930	248,509
Alimera Sciences Inc.[a]	80,842	372,682
Amphastar Pharmaceuticals Inc.[a]	77,393	1,360,569
Ampio Pharmaceuticals Inc.[a,b]	117,157	277,662
ANI Pharmaceuticals Inc.[a]	19,297	1,197,379
Aoxing Pharmaceutical Co. Inc.	105,895	185,316
Apricus Biosciences Inc.[a,b]	132,074	225,847
Aratana Therapeutics Inc.[a,b]	72,379	1,094,371
Assembly Biosciences Inc.[a]	36,539	703,741
Bio-Path Holdings Inc.[a,b]	207,243	238,329
Biodel Inc.[a,b]	82,041	84,502
BioDelivery Sciences International Inc.[a]	112,671	896,861
Carbylan Therapeutics Inc.[a]	34,165	244,280
Collegium Pharmaceutical Inc.[a]	18,577	331,414
ContraVir Pharmaceuticals Inc.[a]	62,031	315,117
Corcept Therapeutics Inc.[a,b]	155,111	932,217
Cumberland Pharmaceuticals Inc.[a]	34,952	249,907
Cymabay Therapeutics Inc.[a]	37,834	101,773
Dermira Inc.[a]	32,951	578,290
DURECT Corp.[a,b]	277,182	662,465
Egalet Corp.[a]	14,654	211,457
Endocyte Inc.[a,b]	95,964	498,053
Flex Pharma Inc.[a,b]	14,981	257,673
Foamix Pharmaceuticals Ltd.[a,b]	56,285	576,921
Heska Corp.[a]	15,741	467,350
IGI Laboratories Inc.[a,b]	103,487	651,968
Imprimis Pharmaceuticals Inc.[a,b]	20,474	166,454
Intersect ENT Inc.[a]	34,537	988,794
Intra-Cellular Therapies Inc.[a,b]	52,773	1,686,097
Juniper Pharmaceuticals Inc.[a]	26,035	238,220
KemPharm Inc.[a]	15,465	284,092
Lipocine Inc.[a,b]	41,041	352,132
Ocera Therapeutics Inc.[a,b]	35,489	134,858
Ocular Therapeutix Inc.[a,b]	32,115	675,378
Omeros Corp.[a,b]	92,838	1,670,156
Pain Therapeutics Inc.[a,b]	104,323	180,479
Paratek Pharmaceuticals Inc.	29,883	770,085
Pernix Therapeutics Holdings Inc.[a]	108,651	643,214
POZEN Inc.[a]	71,308	735,186
Repros Therapeutics Inc.[a,b]	61,829	442,077
Revance Therapeutics Inc.[a,b]	37,934	1,213,129
SciClone Pharmaceuticals Inc.[a,b]	119,385	1,172,361
Sucampo Pharmaceuticals Inc. Class Aa,b	59,687	980,657
Supernus Pharmaceuticals Inc.[a,b]	83,857	1,423,892
Theravance Biopharma Inc.[a,b]	61,893	805,847
VIVUS Inc.[a,b]	252,319	595,473
XenoPort Inc.[a,b]	145,099	889,457
Zogenix Inc.[a,b]	373,053	626,729

		31,305,107

Security	Shares	Value

PROFESSIONAL SERVICES — 1.32%
Acacia Research Corp.	121,912	$1,069,168
Barrett Business Services Inc.	17,130	622,162
CBIZ Inc.[a,b]	118,259	1,140,017
CDI Corp.	35,417	460,421
CRA International Inc.[a]	24,003	668,964
CTPartners Executive Search Inc.[a]	23,620	32,359
Franklin Covey Co.[a]	30,010	608,903
GP Strategies Corp.[a]	31,540	1,048,390
Heidrick & Struggles International Inc.	44,405	1,158,083
Hill International Inc.[a]	80,920	425,639
Hudson Global Inc.[a]	75,022	171,800
Kelly Services Inc. Class A	70,241	1,078,199
Mistras Group Inc.[a]	40,300	764,894
Pendrell Corp.[a]	413,933	567,088
RCM Technologies Inc.	37,695	213,354
Resources Connection Inc.	88,692	1,427,054
Volt Information Sciences Inc.[a]	26,575	258,043
VSE Corp.	10,126	541,842
Willdan Group Inc.[a]	23,161	258,940

		12,515,320
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.40%
AG Mortgage Investment Trust Inc.[b]	75,546	1,305,435
Agree Realty Corp.	40,557	1,183,048
American Residential Properties Inc.[a]	79,369	1,468,326
Anworth Mortgage Asset Corp.	253,278	1,248,661
Apollo Commercial Real Estate Finance Inc.[b]	149,142	2,450,403
Apollo Residential Mortgage Inc.	79,108	1,162,097
Ares Commercial Real Estate Corp.	74,994	854,182
Armada Hoffler Properties Inc.	72,247	721,748
Ashford Hospitality Prime Inc.	58,106	872,752
Bluerock Residential Growth REIT Inc.	56,599	716,543
BRT Realty Trust[a]	27,462	193,058
Campus Crest Communities Inc.	155,121	859,370
CareTrust REIT Inc.	78,538	995,076
CatchMark Timber Trust Inc. Class A	96,380	1,115,117
Cedar Realty Trust Inc.	201,446	1,289,254
Cherry Hill Mortgage Investment Corp.[b]	23,619	383,100
City Office REIT Inc.	40,690	504,556
Community Healthcare Trust Inc.[a]	20,016	385,308
CorEnergy Infrastructure Trust Inc.[b]	123,522	780,659
Dynex Capital Inc.	148,549	1,131,943
Ellington Residential Mortgage REIT	23,376	333,809
Excel Trust Inc.	149,358	2,355,376
First Potomac Realty Trust	137,708	1,418,392
Five Oaks Investment Corp.	43,279	361,380
Getty Realty Corp.	54,024	883,833
Gladstone Commercial Corp.	56,971	943,440
Great Ajax Corp.	11,606	164,573
Hannon Armstrong Sustainable Infrastructure Capital Inc.	79,249	1,588,942
Independence Realty Trust Inc.[b]	76,680	577,400
JAVELIN Mortgage Investment Corp.	36,645	260,912
Jernigan Capital Inc.[a]	16,015	325,425
Monmouth Real Estate Investment Corp.[b]	135,268	1,314,805
National Storage Affiliates Trust	60,151	745,872
New York Mortgage Trust Inc.[b]	282,189	2,110,774
NexPoint Residential Trust Inc.	50,427	677,235
One Liberty Properties Inc.[b]	30,945	658,510

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

Orchid Island Capital Inc.	48,117	$539,392
Owens Realty Mortgage Inc.[b]	33,488	502,990
Preferred Apartment Communities Inc.[b]	63,190	628,741
RAIT Financial Trust	192,466	1,175,967
Resource Capital Corp.	302,154	1,169,336
Rexford Industrial Realty Inc.[b]	129,930	1,894,379
Silver Bay Realty Trust Corp.	88,089	1,434,970
Sotherly Hotels Inc.	35,585	251,586
Terreno Realty Corp.[b]	102,839	2,025,928
Trade Street Residential Inc.[b]	55,856	372,001
UMH Properties Inc.	62,617	613,647
United Development Funding IV	73,952	1,292,681
Universal Health Realty Income Trust[b]	28,826	1,339,256
Urstadt Biddle Properties Inc. Class A	62,071	1,159,486
Western Asset Mortgage Capital Corp.[b]	98,798	1,459,246
Whitestone REIT[b]	53,564	697,403
ZAIS Financial Corp.	21,758	351,827

		51,250,150
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.59%
Altisource Asset Management Corp.[a]	2,057	296,805
Altisource Portfolio Solutions SAa	33,839	1,041,903
AV Homes Inc.[a,b]	30,625	440,081
Consolidated-Tomoka Land Co.	11,521	664,070
Farmland Partners Inc.	25,604	304,688
Forestar Group Inc.[a]	81,173	1,068,237
FRP Holdings Inc.[a,b]	17,256	559,612
Gladstone Land Corp.[b]	21,127	218,453
Griffin Industrial Realty Inc.	3,984	127,647
Tejon Ranch Co.[a]	32,834	844,162

		5,565,658
ROAD & RAIL — 0.60%
Celadon Group Inc.	64,950	1,343,166
Covenant Transportation Group Inc. Class Aa	28,801	721,753
PAM Transportation Services Inc.[a]	7,754	450,120
Patriot Transportation Holding Inc.[a,b]	6,350	156,527
Quality Distribution Inc.[a]	67,865	1,049,193
Universal Truckload Services Inc.	19,646	431,426
USA Truck Inc.[a]	25,130	533,510
YRC Worldwide Inc.[a]	78,287	1,016,165

		5,701,860
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.00%
Alpha & Omega Semiconductor Ltd.[a]	53,427	466,952
Amtech Systems Inc.[a]	32,718	339,940
Applied Micro Circuits Corp.[a]	192,134	1,296,904
Audience Inc.[a,b]	38,415	187,849
Axcelis Technologies Inc.[a]	271,486	803,599
AXT Inc.[a]	90,655	228,451
Cascade Microtech Inc.[a]	33,195	505,394
CEVA Inc.[a,b]	49,655	964,797
Cohu Inc.	62,380	825,287
CVD Equipment Corp.[a,b]	14,642	163,405
Cyberoptics Corp.[a]	23,479	237,373
DSP Group Inc.[a,b]	56,770	586,434
Exar Corp.[a]	93,538	914,802
FormFactor Inc.[a]	137,010	1,260,492
GigOptix Inc.[a]	83,173	141,394
GSI Technology Inc.[a,b]	50,895	265,163

Security	Shares	Value

Inphi Corp.[a,b]	91,589	$2,093,724
Integrated Silicon Solution Inc.	74,699	1,653,836
Intermolecular Inc.[a]	125,033	246,315
inTEST Corp.[a]	32,003	139,533
IXYS Corp.	57,727	883,223
Kopin Corp.[a,b]	163,566	564,303
Mattson Technology Inc.[a]	180,463	604,551
MaxLinear Inc. Class Aa	124,250	1,503,425
MoSys Inc.[a,b]	162,388	308,537
Nanometrics Inc.[a]	58,798	947,824
NeoPhotonics Corp.[a,b]	67,449	615,809
NVE Corp.	12,258	961,027
PDF Solutions Inc.[a]	65,175	1,042,800
Pericom Semiconductor Corp.	53,836	707,943
Photronics Inc.[a,b]	155,300	1,476,903
Pixelworks Inc.[a,b]	60,494	355,705
QuickLogic Corp.[a,b]	143,403	228,011
Rubicon Technology Inc.[a,b]	69,038	167,762
Rudolph Technologies Inc.[a]	77,104	926,019
Sigma Designs Inc.[a]	85,614	1,021,375
Solar3D Inc.[a]	49,349	178,150
Ultra Clean Holdings Inc.[a]	74,655	465,101
Ultratech Inc.[a]	65,682	1,219,058
Xcerra Corp.[a,b]	130,627	988,846

		28,488,016
SOFTWARE — 3.16%
A10 Networks Inc.[a,b]	82,414	530,746
American Software Inc./GA Class A	62,958	598,101
Aware Inc.	49,874	200,992
Bsquare Corp.[a]	12,000	81,360
Callidus Software Inc.[a]	133,869	2,085,679
Comverse Inc.[a]	52,732	1,058,859
Covisint Corp.[a,b]	100,092	327,301
Cyan Inc.[a]	70,532	369,588
Datawatch Corp.[a]	26,069	181,962
Digimarc Corp.[a]	19,247	868,810
Digital Turbine Inc.[a,b]	127,290	384,416
EnerNOC Inc.[a,b]	65,783	638,095
Envivio Inc.[a]	66,501	126,352
Epiq Systems Inc.	77,546	1,308,976
ePlus Inc.[a]	13,384	1,025,884
Evolving Systems Inc.	29,092	260,664
Exa Corp.[a]	32,942	367,303
FalconStor Software Inc.[a]	104,173	165,635
Gigamon Inc.[a,b]	65,465	2,159,690
GlobalSCAPE Inc.	43,915	144,480
Globant SAa	36,858	1,121,589
Glu Mobile Inc.[a]	289,619	1,798,534
Guidance Software Inc.[a,b]	48,686	412,370
Jive Software Inc.[a]	115,587	606,832
Mind CTI Ltd.	52,161	135,619
Mitek Systems Inc.[a,b]	71,562	271,220
MobileIron Inc.[a]	94,976	561,308
Model N Inc.[a]	53,411	636,125
NetSol Technologies Inc.[a]	24,766	127,545
Park City Group Inc.[a,b]	28,651	354,986
PROS Holdings Inc.[a]	58,093	1,226,343
QAD Inc. Class A	24,940	659,164
Rally Software Development Corp.[a]	61,840	1,202,788
Rosetta Stone Inc.[a,b]	49,159	392,289
Rubicon Project Inc. (The)[a]	62,472	934,581

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

Sapiens International Corp. NV	58,077	$602,839
SeaChange International Inc.[a,b]	83,684	586,625
Smith Micro Software Inc.[a]	114,891	132,125
Tangoe Inc.[a]	95,424	1,200,434
TeleCommunication Systems Inc. Class Aa	130,835	433,064
Telenav Inc.[a]	68,698	553,019
TubeMogul Inc.[a,b]	34,375	491,219
Varonis Systems Inc.[a]	21,542	475,863
VirnetX Holding Corp.[a]	109,624	460,421
Workiva Inc.[a]	19,933	275,673
Yodlee Inc.[a,b]	45,414	655,778
Zix Corp.[a]	143,802	743,456

		29,936,702
SPECIALTY RETAIL — 1.95%
Aeropostale Inc.[a,b]	187,025	302,981
America’s Car-Mart Inc./TXa	20,604	1,016,189
bebe stores inc.	68,494	136,988
Big 5 Sporting Goods Corp.	43,591	619,428
Books-A-Million Inc.[a]	24,868	71,122
Boot Barn Holdings Inc.[a]	28,666	917,312
Build-A-Bear Workshop Inc.[a,b]	33,651	538,079
Christopher & Banks Corp.[a]	91,451	366,719
Citi Trends Inc.[a]	37,183	899,829
Destination Maternity Corp.	33,022	385,037
Destination XL Group Inc.[a,b]	89,103	446,406
Haverty Furniture Companies Inc.	48,284	1,043,900
hhgregg Inc.[a,b]	28,419	94,919
Kirkland’s Inc.	41,199	1,148,216
Lumber Liquidators Holdings Inc.[a]	63,979	1,325,005
MarineMax Inc.[a,b]	61,463	1,444,995
New York & Co. Inc.[a,b]	75,999	203,677
Pacific Sunwear of California Inc.[a,b]	147,782	168,471
Pep Boys-Manny Moe & Jack (The)[a]	127,033	1,558,695
Perfumania Holdings Inc.[a]	15,598	88,597
Sears Hometown and Outlet Stores Inc.[a,b]	29,577	280,982
Shoe Carnival Inc.	35,098	1,012,928
Sportsman’s Warehouse Holdings Inc.[a,b]	45,432	516,562
Stage Stores Inc.	74,499	1,305,967
Stein Mart Inc.	67,887	710,777
Systemax Inc.[a]	27,725	239,544
Tandy Leather Factory Inc.	25,064	215,550
Tilly’s Inc. Class Aa	29,895	289,085
Trans World Entertainment Corp.[a]	45,726	167,357
West Marine Inc.[a]	43,443	418,791
Winmark Corp.	5,279	519,982

		18,454,090
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.68%
Astro-Med Inc.	17,958	256,979
Avid Technology Inc.[a]	76,823	1,024,819
Concurrent Computer Corp.	36,961	229,158
Dot Hill Systems Corp.[a,b]	148,944	911,537
Hutchinson Technology Inc.[a]	83,825	143,341
Imation Corp.[a,b]	88,841	360,695
Immersion Corp.[a,b]	68,954	873,647
Intevac Inc.[a,b]	53,044	310,307
Quantum Corp.[a,b]	516,092	867,035
Silicon Graphics International Corp.[a,b]	84,275	545,259
TransAct Technologies Inc.	23,361	156,052
USA Technologies Inc.[a,b]	94,276	254,545

Security	Shares	Value

Violin Memory Inc.[a,b]	224,998	$551,245

		6,484,619
TEXTILES, APPAREL & LUXURY GOODS — 0.85%
Charles & Colvard Ltd.[a,b]	70,895	107,052
Cherokee Inc.	22,234	626,554
Crown Crafts Inc.	31,071	248,568
Culp Inc.	25,264	783,184
Delta Apparel Inc.[a]	21,521	307,750
Lakeland Industries Inc.[a,b]	20,212	231,225
Mossimo Inc. Escrow[a,b]	21,276	—
Movado Group Inc.	37,138	1,008,668
Perry Ellis International Inc.[a,b]	29,450	700,027
Quiksilver Inc.[a]	329,940	218,684
Rocky Brands Inc.	19,375	362,313
Sequential Brands Group Inc.[a,b]	61,167	935,243
Superior Uniform Group Inc.	20,825	344,446
Unifi Inc.[a]	35,278	1,181,813
Vera Bradley Inc.[a]	48,268	543,980
Vince Holding Corp.[a]	35,296	422,846

		8,022,353
THRIFTS & MORTGAGE FINANCE — 3.28%
Alliance Bancorp Inc. of Pennsylvania	11,215	255,590
Anchor BanCorp Wisconsin Inc.[a]	22,237	844,561
ASB Bancorp Inc.[a]	15,471	335,102
Bank Mutual Corp.	123,068	943,931
BankFinancial Corp.	54,669	644,001
BBX Capital Corp.[a,b]	8,429	136,887
Bear State Financial Inc.[a]	38,637	360,870
Cape Bancorp Inc.	42,269	399,865
Charter Financial Corp./MD	51,119	634,387
Cheviot Financial Corp.	23,351	343,260
Chicopee Bancorp Inc.	11,449	195,778
Clifton Bancorp Inc.	76,079	1,064,345
Dime Community Bancshares Inc.	79,412	1,345,239
Entegra Financial Corp.[a]	17,972	315,409
ESSA Bancorp Inc.	30,321	389,928
Federal Agricultural Mortgage Corp. Class C	25,329	736,061
First Defiance Financial Corp.	25,619	961,481
First Financial Northwest Inc.[b]	47,523	592,137
Fox Chase Bancorp Inc.	36,414	616,125
Heritage Financial Group Inc.	27,396	826,811
Hingham Institution for Savings	4,178	480,930
Home Bancorp Inc.	20,773	524,310
HomeStreet Inc.[a]	53,779	1,227,237
HopFed Bancorp Inc.	25,825	305,510
IMPAC Mortgage Holdings Inc.[a,b]	20,542	393,174
Laporte Bancorp Inc.	5,007	67,845
LendingTree Inc.[a,b]	14,299	1,124,044
Meridian Bancorp Inc.[a]	137,478	1,843,580
Meta Financial Group Inc.	20,234	868,443
NMI Holdings Inc. Class Aa,b	123,797	992,852
Ocean Shore Holding Co.	18,968	281,390
OceanFirst Financial Corp.	39,665	739,752
Provident Financial Holdings Inc.	26,108	437,048
Pulaski Financial Corp.	33,921	438,259
Riverview Bancorp Inc.	63,070	269,940
Security National Financial Corp. Class Aa	25,782	173,513
SI Financial Group Inc.	41,907	487,797
Stonegate Mortgage Corp.[a]	38,359	386,275
Territorial Bancorp Inc.	26,463	641,992

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

June 30, 2015

Security	Shares	Value

United Community Financial Corp./OH	142,274	$761,166
United Financial Bancorp Inc.	125,312	1,685,446
Walker & Dunlop Inc.[a]	63,147	1,688,551
Waterstone Financial Inc.	82,439	1,088,195
Westfield Financial Inc.	44,838	327,766
WSFS Financial Corp.	69,706	1,906,459

		31,083,242
TOBACCO — 0.07%
22nd Century Group Inc.[a,b]	129,256	121,501
Alliance One International Inc.	21,940	524,580

		646,081
TRADING COMPANIES & DISTRIBUTORS — 0.59%
BlueLinx Holdings Inc.[a]	124,274	119,303
CAI International Inc.[a]	42,074	866,304
DXP Enterprises Inc.[a]	29,878	1,389,327
General Finance Corp.[a,b]	28,337	147,919
Houston Wire & Cable Co.	43,671	433,216
Huttig Building Products Inc.[a]	51,820	162,715
Lawson Products Inc./DEa	15,500	363,940
Neff Corp.[a]	29,477	297,423
Stock Building Supply Holdings Inc.[a,b]	36,621	715,940
Titan Machinery Inc.[a,b]	41,451	610,573
Transcat Inc.[a]	24,182	228,520
Willis Lease Finance Corp.[a]	15,456	283,927

		5,619,107
WATER UTILITIES — 0.53%
Artesian Resources Corp. Class A	22,566	475,917
Cadiz Inc.[a,b]	47,782	415,226
Connecticut Water Service Inc.	25,557	873,027
Consolidated Water Co. Ltd.[b]	36,724	462,722
Middlesex Water Co.	37,496	845,910
Pure Cycle Corp.[a,b]	50,282	261,466
SJW Corp.	34,755	1,066,631
York Water Co. (The)	30,694	640,277

		5,041,176
WIRELESS TELECOMMUNICATION SERVICES — 0.45%
Boingo Wireless Inc.[a,b]	90,620	748,521
Leap Wireless International Inc.	158,735	400,012
NTELOS Holdings Corp.	43,114	199,187
Shenandoah Telecommunications Co.	57,572	1,970,689
Spok Holdings Inc.	54,632	920,003

		4,238,412

TOTAL COMMON STOCKS (Cost: $919,630,181)		943,467,993

Security	Shares	Value

RIGHTS — 0.00%

HEALTH CARE — SERVICES — 0.00%
BioScrip Inc.[a]	470	$—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 16.10%

MONEY MARKET FUNDS — 16.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	138,596,976	138,596,976
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	8,082,173	8,082,173
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,045,836	6,045,836

		152,724,985

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,724,985)		152,724,985

TOTAL INVESTMENTS IN SECURITIES — 115.58%
(Cost: $1,072,355,166)		1,096,192,978
Other Assets, Less Liabilities — (15.58)%		(147,801,190)

NET ASSETS — 100.00%		$948,391,788

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	38	Sep. 2015	ICE Markets Equity	$4,751,520	$(14,901)

See accompanying notes to schedules of investments.

204

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 97.60%

DIVERSIFIED REITS — 0.97%
RAIT Financial Trust[a]	1,700,891	$10,392,444

		10,392,444
MORTGAGE REITS — 96.63%
AG Mortgage Investment Trust Inc.[a]	552,152	9,541,187
Altisource Residential Corp.[a]	1,115,128	18,789,907
American Capital Agency Corp.[a]	6,192,288	113,752,331
American Capital Mortgage Investment Corp.[a]	1,054,296	16,858,193
Annaly Capital Management Inc.[a]	16,462,554	151,290,871
Anworth Mortgage Asset Corp.	2,166,175	10,679,243
Apollo Commercial Real Estate Finance Inc.[a]	1,200,495	19,724,133
Apollo Residential Mortgage Inc.	662,814	9,736,738
Ares Commercial Real Estate Corp.[a]	552,342	6,291,175
ARMOUR Residential REIT Inc.[a]	7,238,280	20,339,567
Blackstone Mortgage Trust Inc. Class A	1,709,072	47,546,383
Capstead Mortgage Corp.[a]	1,961,711	21,774,992
Cherry Hill Mortgage Investment Corp.	141,248	2,291,043
Chimera Investment Corp.[a]	3,570,446	48,950,815
Colony Capital Inc.[a]	2,028,942	45,955,536
CYS Investments Inc.[a]	3,244,435	25,079,483
Dynex Capital Inc.	1,128,267	8,597,395
Ellington Residential Mortgage REIT	141,596	2,021,991
Five Oaks Investment Corp.	246,844	2,061,147
Great Ajax Corp.	132,749	1,882,381
Hannon Armstrong Sustainable Infrastructure Capital Inc.	619,328	12,417,526
Hatteras Financial Corp.[a]	1,979,818	32,271,033
Invesco Mortgage Capital Inc.	2,520,826	36,098,228
iStar Financial Inc.[a,b]	1,752,387	23,341,795
JAVELIN Mortgage Investment Corp.[a]	266,229	1,895,550
MFA Financial Inc.[a]	6,500,380	48,037,808
New Residential Investment Corp.[a]	3,969,792	60,499,630
New York Mortgage Trust Inc.[a]	2,249,621	16,827,165
Newcastle Investment Corp.[a]	1,330,388	5,880,315
Orchid Island Capital Inc.[a]	188,169	2,109,374
PennyMac Mortgage Investment Trust	1,226,313	21,374,636
Redwood Trust Inc.[a]	1,435,584	22,538,669
Resource Capital Corp.[a]	2,662,040	10,302,095
Starwood Property Trust Inc.[a]	4,109,755	88,647,415
Two Harbors Investment Corp.[a]	6,102,321	59,436,606
Western Asset Mortgage Capital Corp.[a]	851,966	12,583,538
ZAIS Financial Corp.	125,502	2,029,367

		1,039,455,261

TOTAL COMMON STOCKS
(Cost: $1,226,382,341)		1,049,847,705

SHORT-TERM INVESTMENTS — 17.62%

MONEY MARKET FUNDS — 17.62%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	178,255,366	178,255,366

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	10,394,821	$10,394,821
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	883,785	883,785

		189,533,972

TOTAL SHORT-TERM INVESTMENTS
(Cost: $189,533,972)		189,533,972

TOTAL INVESTMENTS IN SECURITIES — 115.22%
(Cost: $1,415,916,313)		1,239,381,677
Other Assets, Less Liabilities — (15.22)%		(163,676,353)

NET ASSETS — 100.00%		$1,075,705,324

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

205

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.94%

BIOTECHNOLOGY — 79.05%
ACADIA Pharmaceuticals Inc.[a,b]	1,283,164	$53,738,908
Acceleron Pharma Inc.[a,b]	420,751	13,312,562
Achillion Pharmaceuticals Inc.[a,b]	1,516,851	13,439,300
Acorda Therapeutics Inc.[a,b]	547,448	18,246,442
Aegerion Pharmaceuticals Inc.[a,b]	365,533	6,934,161
Agios Pharmaceuticals Inc.[a,b]	478,244	53,152,038
Akebia Therapeutics Inc.[a,b]	369,518	3,802,340
Alder Biopharmaceuticals Inc.[a,b]	485,597	25,722,073
Alexion Pharmaceuticals Inc.[a,b]	2,155,808	389,705,412
Alkermes PLC[a]	1,902,176	122,386,004
Alnylam Pharmaceuticals Inc.[a,b]	1,078,574	129,288,665
AMAG Pharmaceuticals Inc.[a,b]	250,154	17,275,635
Amgen Inc.	4,520,200	693,941,104
Amicus Therapeutics Inc.[a,b]	1,241,868	17,572,432
Anacor Pharmaceuticals Inc.[a]	561,370	43,466,879
Arena Pharmaceuticals Inc.[a,b]	3,121,457	14,483,560
ARIAD Pharmaceuticals Inc.[a,b]	2,425,043	20,055,106
Array BioPharma Inc.[a,b]	1,820,085	13,122,813
Avalanche Biotechnologies Inc.[a]	327,783	5,323,196
BioCryst Pharmaceuticals Inc.[a,b]	927,804	13,852,114
Biogen Inc.[a]	1,779,199	718,689,644
BioMarin Pharmaceutical Inc.[a,b]	2,051,077	280,546,312
Bluebird Bio Inc.[a,b]	420,253	70,757,998
Cara Therapeutics Inc.[a,b]	301,607	3,664,525
Celgene Corp.[a,b]	6,172,011	714,317,693
Celladon Corp.[a,b]	306,607	386,325
Celldex Therapeutics Inc.[a,b]	1,264,518	31,891,144
ChemoCentryx Inc.[a,b]	566,127	4,659,225
Chimerix Inc.[a,b]	530,225	24,496,395
Clovis Oncology Inc.[a,b]	435,813	38,299,246
Concert Pharmaceuticals Inc.[a,b]	284,679	4,238,870
Dyax Corp.[a,b]	1,866,062	49,450,643
Enanta Pharmaceuticals Inc.[a,b]	239,127	10,758,324
Epizyme Inc.[a,b]	528,998	12,695,952
Exelixis Inc.[a,b]	2,507,803	9,429,339
Five Prime Therapeutics Inc.[a,b]	332,966	8,270,875
Foundation Medicine Inc.[a,b]	441,859	14,952,509
Genomic Health Inc.[a,b]	413,981	11,504,532
Geron Corp.[a,b]	2,050,641	8,776,743
Gilead Sciences Inc.	6,291,274	736,582,360
Grifols SA ADR	1,014,135	31,407,761
Halozyme Therapeutics Inc.[a,b]	1,629,329	36,790,249
ImmunoGen Inc.[a,b]	1,110,380	15,967,264
Immunomedics Inc.[a,b]	1,216,587	4,939,343
Incyte Corp.[a]	2,290,514	238,694,464
Infinity Pharmaceuticals Inc.[a,b]	627,413	6,870,172
Inovio Pharmaceuticals Inc.[a,b]	931,423	7,600,412
Insmed Inc.[a,b]	791,517	19,328,845
Insys Therapeutics Inc.[a,b]	916,773	32,930,486
Intercept Pharmaceuticals Inc.[a,b]	308,249	74,405,144
Ironwood Pharmaceuticals Inc.[a,b]	1,620,508	19,543,326
Isis Pharmaceuticals Inc.[a,b]	1,532,323	88,185,189
Karyopharm Therapeutics Inc.[a,b]	456,653	12,425,528
Kite Pharma Inc.[a,b]	550,917	33,589,410
KYTHERA Biopharmaceuticals Inc.[a,b]	331,662	24,977,465
Lexicon Pharmaceuticals Inc.[a,b]	1,325,538	10,670,581

Security	Shares	Value

Ligand Pharmaceuticals Inc.[a,b]	251,608	$25,387,247
MacroGenics Inc.[a,b]	387,704	14,721,121
MannKind Corp.[a,b]	5,258,768	29,922,390
Medivation Inc.[a,b]	1,006,814	114,978,159
Merrimack Pharmaceuticals Inc.[a,b]	1,417,693	17,529,774
Momenta Pharmaceuticals Inc.[a,b]	876,528	19,993,604
Myriad Genetics Inc.[a,b]	888,382	30,196,104
Neurocrine Biosciences Inc.[a,b]	1,095,206	52,307,039
NewLink Genetics Corp.[a,b]	368,351	16,306,899
Novavax Inc.[a,b]	3,441,015	38,332,907
OncoMed Pharmaceuticals Inc.[a,b]	384,043	8,640,968
Ophthotech Corp.[a,b]	441,064	22,961,792
Orexigen Therapeutics Inc.[a,b]	1,614,932	7,993,913
Osiris Therapeutics Inc.[a,b]	445,568	8,670,753
PDL BioPharma Inc.	2,099,373	13,498,968
Portola Pharmaceuticals Inc.[a]	668,600	30,454,730
Progenics Pharmaceuticals Inc.[a,b]	890,999	6,646,853
Prothena Corp. PLC[a]	400,490	21,093,808
PTC Therapeutics Inc.[a,b]	433,048	20,842,600
QLT Inc.[a]	677,536	2,798,224
Radius Health Inc.[a,b]	485,765	32,886,291
Raptor Pharmaceutical Corp.[a,b]	1,037,013	16,374,435
Receptos Inc.[a]	403,704	76,723,945
Regeneron Pharmaceuticals Inc.[a,b]	1,240,105	632,614,764
Regulus Therapeutics Inc.[a,b]	659,681	7,230,104
Repligen Corp.[a,b]	420,298	17,345,698
Retrophin Inc.[a]	450,662	14,939,445
Sage Therapeutics Inc.[a,b]	364,324	26,595,652
Sangamo BioSciences Inc.[a,b]	890,218	9,872,518
Sarepta Therapeutics Inc.[a,b]	534,249	16,257,197
Seattle Genetics Inc.[a,b]	1,597,785	77,332,794
Sinovac Biotech Ltd.[a,b]	728,566	3,824,972
Spectrum Pharmaceuticals Inc.[a,b]	873,471	5,974,542
Synergy Pharmaceuticals Inc.[a,b]	1,294,234	10,742,142
Synta Pharmaceuticals Corp.[a,b]	1,722,795	3,841,833
Ultragenyx Pharmaceutical Inc.[a,b]	459,840	47,083,018
United Therapeutics Corp.[a,b]	591,506	102,892,469
Vanda Pharmaceuticals Inc.[a,b]	540,345	6,856,978
Verastem Inc.[a,b]	474,676	3,579,057
Versartis Inc.[a,b]	374,704	5,702,995
Vertex Pharmaceuticals Inc.[a,b]	2,753,306	339,978,225
XOMA Corp.[a,b]	1,537,441	5,965,271
Zafgen Inc.[a,b]	347,121	12,020,800

		7,061,428,035
HEALTH CARE EQUIPMENT & SUPPLIES — 0.07%
Cerus Corp.[a,b]	1,241,038	6,440,987

		6,440,987
LIFE SCIENCES TOOLS & SERVICES — 6.04%
Affymetrix Inc.[a,b]	998,921	10,908,217
Albany Molecular Research Inc.[a,b]	427,973	8,653,614
Bio-Techne Corp.	476,433	46,914,358
Compugen Ltd.[a,b]	659,405	4,576,271
Illumina Inc.[a,b]	1,713,883	374,243,492
Luminex Corp.[a,b]	556,640	9,607,606
Pacific Biosciences of California Inc.[a,b]	962,079	5,541,575
QIAGEN NVa	2,977,472	73,811,531
Sequenom Inc.[a,b]	1,537,786	4,674,869

		538,931,533

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

June 30, 2015

Security	Shares	Value

PHARMACEUTICALS — 14.78%
AcelRx Pharmaceuticals Inc.[a,b]	583,492	$2,474,006
Aerie Pharmaceuticals Inc.[a,b]	330,691	5,836,696
Akorn Inc.[a,b]	1,465,338	63,976,657
Alimera Sciences Inc.[a,b]	583,810	2,691,364
Amphastar Pharmaceuticals Inc.[a,b]	572,156	10,058,502
ANI Pharmaceuticals Inc.[a,b]	146,027	9,060,975
Aratana Therapeutics Inc.[a,b]	451,001	6,819,135
Cempra Inc.[a,b]	560,966	19,274,792
Depomed Inc.[a,b]	772,290	16,573,343
Endo International PLC[a]	2,287,032	182,162,099
Endocyte Inc.[a,b]	544,646	2,826,713
Flamel Technologies SA ADR[a]	507,909	10,762,592
GW Pharmaceuticals PLC ADR[a,b]	153,470	18,852,255
Horizon Pharma PLC[a]	1,978,228	68,723,641
Impax Laboratories Inc.[a,b]	919,661	42,230,833
Jazz Pharmaceuticals PLC[a]	781,295	137,562,611
Medicines Co. (The)[a,b]	850,321	24,327,684
Mylan NVa	4,855,532	329,496,401
Nektar Therapeutics[a,b]	1,682,661	21,050,089
Omeros Corp.[a,b]	484,011	8,707,358
Pacira Pharmaceuticals Inc./DEa,b	466,254	32,973,483
Pernix Therapeutics Holdings Inc.[a,b]	545,567	3,229,757
POZEN Inc.[a]	424,471	4,376,296
Relypsa Inc.[a,b]	533,730	17,661,126
Revance Therapeutics Inc.[a,b]	308,451	9,864,263
Sagent Pharmaceuticals Inc.[a,b]	410,535	9,980,106
SciClone Pharmaceuticals Inc.[a,b]	646,231	6,345,988
Shire PLC ADR	633,705	153,033,420
Sucampo Pharmaceuticals Inc. Class Aa,b	577,711	9,491,792
Supernus Pharmaceuticals Inc.[a,b]	611,050	10,375,629
Tetraphase Pharmaceuticals Inc.[a]	464,742	22,047,360
Theravance Biopharma Inc.[a,b]	440,358	5,733,461
Theravance Inc.[b]	1,495,204	27,018,336
VIVUS Inc.[a,b]	1,358,846	3,206,877
XenoPort Inc.[a,b]	816,506	5,005,182
ZS Pharma Inc.[a,b]	319,741	16,751,231

		1,320,562,053

TOTAL COMMON STOCKS
(Cost: $8,596,622,633)		8,927,362,608

SHORT-TERM INVESTMENTS — 13.55%

MONEY MARKET FUNDS — 13.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,136,187,902	1,136,187,902
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	66,255,903	66,255,903

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,175,518	$8,175,518

		1,210,619,323

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,210,619,323)		1,210,619,323

TOTAL INVESTMENTS IN SECURITIES — 113.49% (Cost: $9,807,241,956)		10,137,981,931
Other Assets, Less Liabilities — (13.49)%		(1,204,843,363)

NET ASSETS — 100.00%		$8,933,138,568

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

207

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.65%

HEALTH CARE REITS — 34.29%
CareTrust REIT Inc.	38,544	$488,353
HCP Inc.	304,836	11,117,369
Health Care REIT Inc.	335,561	22,022,868
Healthcare Realty Trust Inc.	128,024	2,977,838
Healthcare Trust of America Inc. Class A	159,626	3,823,043
LTC Properties Inc.[a]	45,350	1,886,560
Medical Properties Trust Inc.[a]	264,934	3,473,285
National Health Investors Inc.[a]	44,076	2,745,935
New Senior Investment Group Inc.[a]	81,217	1,085,871
Omega Healthcare Investors Inc.[a]	205,378	7,050,627
Physicians Realty Trust	89,779	1,379,005
Sabra Health Care REIT Inc.	75,578	1,945,378
Senior Housing Properties Trust	299,339	5,253,399
Universal Health Realty Income Trust[a]	16,970	788,426
Ventas Inc.	314,844	19,548,664

		85,586,621
RESIDENTIAL REITS — 47.82%
American Campus Communities Inc.	143,144	5,395,097
Apartment Investment & Management Co. Class A	199,170	7,355,348
Associated Estates Realty Corp.[a]	73,362	2,100,354
AvalonBay Communities Inc.	125,551	20,071,838
Camden Property Trust	110,107	8,178,748
Campus Crest Communities Inc.	82,583	457,510
Education Realty Trust Inc.[a]	61,312	1,922,744
Equity Lifestyle Properties Inc.	97,321	5,117,138
Equity Residential	344,861	24,198,896
Essex Property Trust Inc.	53,103	11,284,388
Home Properties Inc.	73,824	5,392,843
Mid-America Apartment Communities Inc.[a]	95,911	6,983,280
Monogram Residential Trust Inc.	215,446	1,943,323
NexPoint Residential Trust Inc.	21,380	287,133
Post Properties Inc.	69,099	3,756,913
Sun Communities Inc.[a]	65,436	4,045,908
UDR Inc.	330,025	10,570,701
UMH Properties Inc.	29,252	286,670

		119,348,832
SPECIALIZED REITS — 17.54%
CubeSmart	212,044	4,910,939
Extra Space Storage Inc.	138,720	9,047,318
National Storage Affiliates Trust	26,019	322,636
Public Storage	138,784	25,587,606
Sovran Self Storage Inc.	45,101	3,919,728

		43,788,227

TOTAL COMMON STOCKS (Cost: $233,034,209)		248,723,680

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.67%

MONEY MARKET FUNDS — 4.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	10,885,312	$10,885,312
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,c,d]	634,768	634,768
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	134,211	134,211

		11,654,291

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,654,291)		11,654,291

TOTAL INVESTMENTS IN SECURITIES — 104.32% (Cost: $244,688,500)		260,377,971
Other Assets, Less Liabilities — (4.32)%		(10,781,203)

NET ASSETS — 100.00%		$249,596,768

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

208

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.64%

AEROSPACE & DEFENSE — 2.52%
B/E Aerospace Inc.	57,715	$3,168,554
Boeing Co. (The)	370,955	51,458,878
General Dynamics Corp.	156,399	22,160,174
Hexcel Corp.	51,695	2,571,309
Honeywell International Inc.	419,336	42,759,692
Huntington Ingalls Industries Inc.	26,089	2,937,361
L-3 Communications Holdings Inc.	44,182	5,009,355
Lockheed Martin Corp.	145,563	27,060,162
Northrop Grumman Corp.	103,953	16,490,064
Orbital ATK Inc.	32,464	2,381,559
Precision Castparts Corp.	74,151	14,820,560
Raytheon Co.	163,690	15,661,859
Rockwell Collins Inc.	70,953	6,552,510
Spirit AeroSystems Holdings Inc. Class Aa	75,975	4,186,982
Textron Inc.	148,938	6,647,103
TransDigm Group Inc.[a]	28,583	6,421,743
Triumph Group Inc.	26,434	1,744,380
United Technologies Corp.	477,537	52,973,179

		285,005,424
AIR FREIGHT & LOGISTICS — 0.64%
CH Robinson Worldwide Inc.	78,232	4,880,894
Expeditors International of Washington Inc.	102,607	4,730,696
FedEx Corp.	152,218	25,937,947
United Parcel Service Inc. Class B	376,337	36,470,819

		72,020,356
AIRLINES — 0.60%
Alaska Air Group Inc.	69,543	4,480,656
American Airlines Group Inc.	371,644	14,841,603
Copa Holdings SA Class Ab	17,705	1,462,256
Delta Air Lines Inc.	437,895	17,988,727
JetBlue Airways Corp.[a]	168,046	3,488,635
Southwest Airlines Co.	358,499	11,862,732
Spirit Airlines Inc.[a,b]	39,153	2,431,401
United Continental Holdings Inc.[a]	204,919	10,862,756

		67,418,766
AUTO COMPONENTS — 0.46%
BorgWarner Inc.	121,376	6,899,012
Delphi Automotive PLC	154,891	13,179,675
Gentex Corp./MI	158,012	2,594,557
Goodyear Tire & Rubber Co. (The)	144,785	4,365,268
Johnson Controls Inc.	351,275	17,398,651
Lear Corp.	42,094	4,725,472
Visteon Corp.[a,b]	23,937	2,512,906

		51,675,541
AUTOMOBILES — 0.72%
Ford Motor Co.	2,094,517	31,438,700
General Motors Co.	862,167	28,736,026
Harley-Davidson Inc.	111,651	6,291,534
Tesla Motors Inc.[a,b]	52,313	14,033,486

Security	Shares	Value

Thor Industries Inc.	24,543	$1,381,280

		81,881,026
BANKS — 5.77%
Associated Banc-Corp.	81,819	1,658,471
Bank of America Corp.	5,633,720	95,885,914
Bank of Hawaii Corp.	23,397	1,560,112
BankUnited Inc.	55,473	1,993,145
BB&T Corp.	391,410	15,777,737
BOK Financial Corp.	15,147	1,053,928
CIT Group Inc.	93,368	4,340,678
Citigroup Inc.	1,627,627	89,910,116
Citizens Financial Group Inc.	167,295	4,568,827
City National Corp./CA	25,833	2,335,045
Comerica Inc.	95,491	4,900,598
Commerce Bancshares Inc./MO	44,178	2,066,205
Cullen/Frost Bankers Inc.	29,079	2,285,028
East West Bancorp Inc.	77,322	3,465,572
Fifth Third Bancorp	434,479	9,045,853
First Horizon National Corp.	125,257	1,962,777
First Niagara Financial Group Inc.	190,470	1,798,037
First Republic Bank/CA	76,306	4,809,567
Huntington Bancshares Inc./OH	433,725	4,905,430
JPMorgan Chase & Co.	1,990,766	134,894,304
KeyCorp	455,064	6,835,061
M&T Bank Corp.	71,331	8,911,382
PacWest Bancorp	54,639	2,554,920
People’s United Financial Inc.	165,817	2,687,894
PNC Financial Services Group Inc. (The) [c]	277,832	26,574,631
Popular Inc.[a,b]	55,522	1,602,365
Regions Financial Corp.	719,016	7,449,006
Signature Bank/New York NYa	27,181	3,979,027
SunTrust Banks Inc.	276,919	11,913,055
SVB Financial Group[a]	27,487	3,957,578
Synovus Financial Corp.	71,456	2,202,274
TCF Financial Corp.	90,617	1,505,148
U.S. Bancorp/MN	898,641	39,001,019
Wells Fargo & Co.	2,499,181	140,553,939
Zions BanCorp.	109,009	3,459,401

		652,404,044
BEVERAGES — 1.80%
Brown-Forman Corp. Class A	14,670	1,634,531
Brown-Forman Corp. Class B	67,639	6,776,075
Coca-Cola Co. (The)	2,103,505	82,520,501
Coca-Cola Enterprises Inc.	124,982	5,429,218
Constellation Brands Inc. Class A	87,755	10,181,335
Dr. Pepper Snapple Group Inc.	102,852	7,497,911
Molson Coors Brewing Co. Class B	73,971	5,163,916
Monster Beverage Corp.[a]	80,255	10,755,775
PepsiCo Inc.	791,808	73,907,359

		203,866,621
BIOTECHNOLOGY — 3.31%
Agios Pharmaceuticals Inc.[a]	13,861	1,540,512
Alexion Pharmaceuticals Inc.[a]	115,747	20,923,585
Alkermes PLC[a]	79,731	5,129,893
Alnylam Pharmaceuticals Inc.[a,b]	39,801	4,770,946
Amgen Inc.	407,866	62,615,588
Biogen Inc.[a]	126,187	50,971,977
BioMarin Pharmaceutical Inc.[a]	86,010	11,764,448

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

Bluebird Bio Inc.[a]	17,611	$2,965,164
Celgene Corp.[a]	425,471	49,241,886
Gilead Sciences Inc.	788,352	92,300,252
Incyte Corp.[a]	83,924	8,745,720
Intercept Pharmaceuticals Inc.[a,b]	8,555	2,065,006
Intrexon Corp.[a]	24,834	1,211,899
Isis Pharmaceuticals Inc.[a]	64,219	3,695,803
Juno Therapeutics Inc.[a,b]	6,397	341,152
Medivation Inc.[a]	42,215	4,820,953
OPKO Health Inc.[a]	125,957	2,025,389
Puma Biotechnology Inc.[a]	13,417	1,566,435
Receptos Inc.[a]	16,928	3,217,166
Regeneron Pharmaceuticals Inc.[a]	42,082	21,467,291
Seattle Genetics Inc.[a,b]	50,908	2,463,947
United Therapeutics Corp.[a]	24,795	4,313,090
Vertex Pharmaceuticals Inc.[a]	130,757	16,145,874

		374,303,976
BUILDING PRODUCTS — 0.20%
Allegion PLC	51,324	3,086,625
AO Smith Corp.	39,822	2,866,388
Armstrong World Industries Inc.[a]	21,005	1,119,146
Fortune Brands Home & Security Inc.	85,520	3,918,526
Lennox International Inc.	21,701	2,336,981
Masco Corp.	187,000	4,987,290
Owens Corning	63,296	2,610,960
USG Corp.[a,b]	49,393	1,372,632

		22,298,548
CAPITAL MARKETS — 2.30%
Affiliated Managers Group Inc.[a,b]	29,356	6,417,222
Ameriprise Financial Inc.	97,299	12,155,564
Artisan Partners Asset Management Inc.	19,044	884,784
Bank of New York Mellon Corp. (The)	601,621	25,250,033
BlackRock Inc.[c]	67,302	23,285,146
Charles Schwab Corp. (The)	614,579	20,066,004
E*TRADE Financial Corp.[a]	156,885	4,698,706
Eaton Vance Corp. NVS	63,205	2,473,212
Federated Investors Inc. Class B	50,282	1,683,944
Franklin Resources Inc.	208,063	10,201,329
Goldman Sachs Group Inc. (The)	231,750	48,387,082
Interactive Brokers Group Inc. Class A	30,883	1,283,497
Invesco Ltd.	231,048	8,661,990
Lazard Ltd. Class A	67,597	3,801,655
Legg Mason Inc.	52,396	2,699,966
LPL Financial Holdings Inc.[b]	44,229	2,056,206
Morgan Stanley	822,340	31,898,569
Northern Trust Corp.	125,187	9,571,798
NorthStar Asset Management Group Inc./New York	103,982	1,922,627
Raymond James Financial Inc.	68,539	4,083,554
SEI Investments Co.	74,730	3,664,012
State Street Corp.	220,840	17,004,680
T Rowe Price Group Inc.	139,788	10,865,721
TD Ameritrade Holding Corp.	143,232	5,273,802
Waddell & Reed Financial Inc. Class A	45,209	2,138,838

		260,429,941
CHEMICALS — 2.42%
Air Products & Chemicals Inc.	115,208	15,763,911
Airgas Inc.	36,454	3,856,104
Albemarle Corp.	60,181	3,326,204

Security	Shares	Value

Ashland Inc.	36,251	$4,418,997
Axalta Coating Systems Ltd.[a]	54,107	1,789,860
Cabot Corp.	34,045	1,269,538
Celanese Corp. Series A	82,204	5,908,823
CF Industries Holdings Inc.	126,248	8,115,221
Cytec Industries Inc.	38,301	2,318,359
Dow Chemical Co. (The)	618,448	31,645,984
Eastman Chemical Co.	79,746	6,524,818
Ecolab Inc.	141,627	16,013,765
EI du Pont de Nemours & Co.	485,602	31,054,248
FMC Corp.	72,476	3,808,614
Huntsman Corp.	109,908	2,425,670
International Flavors & Fragrances Inc.	43,390	4,742,093
LyondellBasell Industries NV Class A	206,553	21,382,367
Monsanto Co.	255,399	27,222,979
Mosaic Co. (The)	186,901	8,756,312
NewMarket Corp.	4,561	2,024,582
Platform Specialty Products Corp.[a]	64,716	1,655,435
PPG Industries Inc.	145,832	16,729,847
Praxair Inc.	154,659	18,489,483
RPM International Inc.	71,466	3,499,690
Scotts Miracle-Gro Co. (The) Class A	24,193	1,432,468
Sherwin-Williams Co. (The)	43,438	11,946,319
Sigma-Aldrich Corp.	64,189	8,944,737
Valspar Corp. (The)	43,584	3,566,043
Westlake Chemical Corp.	21,583	1,480,378
WR Grace & Co.[a,b]	39,034	3,915,110

		274,027,959
COMMERCIAL SERVICES & SUPPLIES — 0.49%
ADT Corp. (The)	91,890	3,084,747
Cintas Corp.	51,177	4,329,063
Clean Harbors Inc.[a]	31,471	1,691,252
Copart Inc.[a]	67,871	2,408,063
Covanta Holding Corp.	61,391	1,300,875
KAR Auction Services Inc.	76,046	2,844,120
Pitney Bowes Inc.	108,403	2,255,867
Republic Services Inc.	130,067	5,094,724
Rollins Inc.	50,928	1,452,976
RR Donnelley & Sons Co.	114,303	1,992,301
Stericycle Inc.[a]	45,622	6,109,242
Tyco International PLC	225,857	8,690,977
Waste Connections Inc.	66,445	3,130,888
Waste Management Inc.	245,593	11,383,236

		55,768,331
COMMUNICATIONS EQUIPMENT — 1.50%
Arista Networks Inc.[a,b]	18,084	1,478,186
ARRIS Group Inc.[a,b]	72,962	2,232,637
Brocade Communications Systems Inc.	224,170	2,663,140
Cisco Systems Inc.	2,728,262	74,918,075
CommScope Holding Co. Inc.[a]	56,452	1,722,351
EchoStar Corp. Class Aa	23,660	1,151,769
F5 Networks Inc.[a,b]	38,588	4,644,066
Harris Corp.	66,299	5,099,056
JDS Uniphase Corp.[a]	126,261	1,462,102
Juniper Networks Inc.	211,806	5,500,602
Motorola Solutions Inc.	113,157	6,488,422
Palo Alto Networks Inc.[a]	38,930	6,801,071
QUALCOMM Inc.	874,480	54,768,682

		168,930,159

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 0.15%
AECOM[a]	81,856	$2,707,797
Chicago Bridge & Iron Co. NVb	52,548	2,629,502
Fluor Corp.	78,627	4,168,017
Jacobs Engineering Group Inc.[a]	67,371	2,736,610
KBR Inc.	77,383	1,507,421
Quanta Services Inc.[a]	109,698	3,161,496

		16,910,843
CONSTRUCTION MATERIALS — 0.12%
Eagle Materials Inc.	26,947	2,056,865
Martin Marietta Materials Inc.	36,200	5,122,662
Vulcan Materials Co.	71,165	5,972,878

		13,152,405
CONSUMER FINANCE — 0.83%
Ally Financial Inc.[a]	258,298	5,793,624
American Express Co.	463,569	36,028,583
Capital One Financial Corp.	293,121	25,785,854
Credit Acceptance Corp.[a]	4,558	1,122,089
Discover Financial Services	237,381	13,677,893
Navient Corp.	208,685	3,800,154
Santander Consumer USA Holdings Inc.	47,902	1,224,854
SLM Corp.[a]	228,352	2,253,834
Springleaf Holdings Inc.[a]	27,956	1,283,460
Synchrony Financial[a]	68,902	2,268,943

		93,239,288
CONTAINERS & PACKAGING — 0.38%
AptarGroup Inc.	33,581	2,141,460
Avery Dennison Corp.	48,827	2,975,517
Ball Corp.	73,952	5,187,733
Bemis Co. Inc.	52,271	2,352,718
Crown Holdings Inc.[a]	74,610	3,947,615
Graphic Packaging Holding Co.	176,447	2,457,907
MeadWestvaco Corp.	90,854	4,287,400
Owens-Illinois Inc.[a,b]	86,500	1,984,310
Packaging Corp. of America	52,481	3,279,538
Rock-Tenn Co. Class A	75,549	4,548,050
Sealed Air Corp.	112,741	5,792,632
Silgan Holdings Inc.	21,785	1,149,377
Sonoco Products Co.	54,127	2,319,883

		42,424,140
DISTRIBUTORS — 0.11%
Genuine Parts Co.	81,646	7,309,766
LKQ Corp.[a]	163,180	4,935,379

		12,245,145
DIVERSIFIED CONSUMER SERVICES — 0.10%
Graham Holdings Co. Class B	1,870	2,010,343
H&R Block Inc.	147,654	4,377,941
Service Corp. International/U.S.	108,410	3,190,506
ServiceMaster Global Holdings Inc.[a]	55,115	1,993,510

		11,572,300

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.85%
Berkshire Hathaway Inc. Class Ba	997,696	$135,796,403
CBOE Holdings Inc.	44,778	2,562,197
CME Group Inc./IL	171,968	16,003,342
Intercontinental Exchange Inc.	59,712	13,352,200
Leucadia National Corp.	176,262	4,279,641
McGraw Hill Financial Inc.	146,822	14,748,270
Moody’s Corp.	95,224	10,280,383
MSCI Inc.	60,309	3,712,019
NASDAQ OMX Group Inc. (The)	62,103	3,031,248
Voya Financial Inc.	122,824	5,707,631

		209,473,334
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.97%
AT&T Inc.	2,785,720	98,948,774
CenturyLink Inc.	302,416	8,884,982
Frontier Communications Corp.	538,211	2,664,145
Level 3 Communications Inc.[a]	155,155	8,172,014
Verizon Communications Inc.	2,187,853	101,975,828
Zayo Group Holdings Inc.[a,b]	77,008	1,980,646

		222,626,389
ELECTRIC UTILITIES — 1.49%
American Electric Power Co. Inc.	262,823	13,921,734
Duke Energy Corp.	370,965	26,197,548
Edison International	174,778	9,714,161
Entergy Corp.	96,301	6,789,221
Eversource Energy	170,397	7,737,728
Exelon Corp.	462,003	14,516,134
FirstEnergy Corp.	226,390	7,368,995
Great Plains Energy Inc.	82,765	1,999,602
Hawaiian Electric Industries Inc.	57,502	1,709,534
ITC Holdings Corp.	83,262	2,679,371
NextEra Energy Inc.	238,244	23,355,059
OGE Energy Corp.	107,344	3,066,818
Pepco Holdings Inc.	135,758	3,657,321
Pinnacle West Capital Corp.	59,582	3,389,620
PPL Corp.	358,398	10,561,989
Southern Co. (The)	487,225	20,414,728
Westar Energy Inc.	70,936	2,427,430
Xcel Energy Inc.	271,928	8,750,643

		168,257,636
ELECTRICAL EQUIPMENT — 0.58%
Acuity Brands Inc.	23,286	4,191,014
AMETEK Inc.	129,562	7,097,406
Babcock & Wilcox Co. (The)	57,391	1,882,425
Eaton Corp. PLC	250,571	16,911,037
Emerson Electric Co.	358,504	19,871,877
Hubbell Inc. Class B	31,037	3,360,686
Regal Beloit Corp.	24,035	1,744,701
Rockwell Automation Inc.	72,191	8,997,886
Solarcity Corp.[a,b]	31,728	1,699,035

		65,756,067
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
Amphenol Corp. Class A	165,717	9,606,614
Arrow Electronics Inc.[a]	51,327	2,864,047

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

Avnet Inc.	72,860	$2,995,275
CDW Corp./DE	70,746	2,425,173
Cognex Corp.	46,739	2,248,146
Corning Inc.	675,136	13,320,433
Dolby Laboratories Inc. Class A	26,716	1,060,091
FLIR Systems Inc.	75,169	2,316,708
Ingram Micro Inc. Class Aa	83,828	2,098,215
IPG Photonics Corp.[a,b]	18,535	1,578,719
Jabil Circuit Inc.	103,940	2,212,883
Keysight Technologies Inc.[a]	90,659	2,827,654
National Instruments Corp.	60,311	1,776,762
Trimble Navigation Ltd.[a]	139,182	3,265,210
Zebra Technologies Corp. Class Aa	27,747	3,081,304

		53,677,234
ENERGY EQUIPMENT & SERVICES — 1.29%
Baker Hughes Inc.	233,177	14,387,021
Cameron International Corp.[a]	102,678	5,377,247
Diamond Offshore Drilling Inc.[b]	34,445	889,025
Dresser-Rand Group Inc.[a]	41,263	3,514,782
Dril-Quip Inc.[a,b]	20,894	1,572,274
Ensco PLC Class A	125,683	2,798,960
FMC Technologies Inc.[a]	123,871	5,139,408
Frank’s International NV	20,854	392,889
Halliburton Co.	456,440	19,658,871
Helmerich & Payne Inc.	51,726	3,642,545
Nabors Industries Ltd.	177,216	2,557,227
National Oilwell Varco Inc.	208,067	10,045,475
Noble Corp. PLC	129,799	1,997,607
Oceaneering International Inc.	52,970	2,467,872
Patterson-UTI Energy Inc.	78,755	1,481,775
Rowan Companies PLC Class A	66,927	1,412,829
RPC Inc.	30,824	426,296
Schlumberger Ltd.	681,130	58,706,595
Seadrill Ltd.[b]	200,446	2,072,612
Superior Energy Services Inc.	80,708	1,698,096
Weatherford International PLC[a]	415,609	5,099,522

		145,338,928
FOOD & STAPLES RETAILING — 2.12%
Costco Wholesale Corp.	236,018	31,876,591
CVS Health Corp.	605,280	63,481,766
Kroger Co. (The)	262,963	19,067,447
Rite Aid Corp.[a]	530,449	4,429,249
Sprouts Farmers Market Inc.[a,b]	82,249	2,219,078
Sysco Corp.	318,517	11,498,464
Wal-Mart Stores Inc.	847,346	60,102,252
Walgreens Boots Alliance Inc.	461,184	38,942,377
Whole Foods Market Inc.	192,195	7,580,171

		239,197,395
FOOD PRODUCTS — 1.67%
Archer-Daniels-Midland Co.	332,798	16,047,520
Bunge Ltd.	77,038	6,763,936
Campbell Soup Co.	93,334	4,447,365
ConAgra Foods Inc.	229,087	10,015,684
Flowers Foods Inc.	93,357	1,974,501
General Mills Inc.	319,765	17,817,306
Hain Celestial Group Inc. (The)[a,b]	55,037	3,624,737
Hershey Co. (The)	78,150	6,942,064
Hormel Foods Corp.	71,879	4,051,819

Security	Shares	Value

Ingredion Inc.	38,237	$3,051,695
JM Smucker Co. (The)	64,192	6,959,055
Kellogg Co.	133,967	8,399,731
Keurig Green Mountain Inc.	69,325	5,312,375
Kraft Foods Group Inc.	317,539	27,035,270
McCormick & Co. Inc./MD	68,548	5,548,961
Mead Johnson Nutrition Co.	108,657	9,803,035
Mondelez International Inc. Class A	872,582	35,898,023
Pilgrim’s Pride Corp.[b]	34,266	787,090
Pinnacle Foods Inc.	62,524	2,847,343
Tyson Foods Inc. Class A	158,115	6,740,442
WhiteWave Foods Co. (The)[a]	93,939	4,591,738

		188,659,690
GAS UTILITIES — 0.12%
AGL Resources Inc.	65,247	3,037,900
Atmos Energy Corp.	55,059	2,823,425
National Fuel Gas Co.	45,435	2,675,667
Questar Corp.	94,258	1,970,935
UGI Corp.	92,535	3,187,831

		13,695,758
HEALTH CARE EQUIPMENT & SUPPLIES — 2.21%
Abbott Laboratories	798,625	39,196,515
Alere Inc.[a]	45,666	2,408,881
Align Technology Inc.[a]	43,317	2,716,409
Baxter International Inc.	291,958	20,416,623
Becton Dickinson and Co.	112,334	15,912,111
Boston Scientific Corp.[a]	719,188	12,729,628
Cooper Companies Inc. (The)	25,903	4,609,957
CR Bard Inc.	39,827	6,798,469
DENTSPLY International Inc.	75,003	3,866,405
DexCom Inc.[a]	42,538	3,402,189
Edwards Lifesciences Corp.[a]	57,699	8,218,069
Hill-Rom Holdings Inc.	30,493	1,656,685
Hologic Inc.[a]	131,905	5,020,304
IDEXX Laboratories Inc.[a,b]	50,207	3,220,277
Intuitive Surgical Inc.[a]	19,772	9,579,534
Medtronic PLC	764,458	56,646,338
ResMed Inc.	75,596	4,261,347
Sirona Dental Systems Inc.[a]	29,801	2,992,616
St. Jude Medical Inc.	150,833	11,021,367
Stryker Corp.	181,190	17,316,328
Teleflex Inc.	22,277	3,017,420
Varian Medical Systems Inc.[a,b]	53,534	4,514,522
Zimmer Biomet Holdings Inc.	91,410	9,984,714

		249,506,708
HEALTH CARE PROVIDERS & SERVICES — 2.95%
Acadia Healthcare Co. Inc.[a]	27,725	2,171,699
Aetna Inc.	187,324	23,876,317
AmerisourceBergen Corp.	117,847	12,531,850
Anthem Inc.	141,299	23,192,818
Brookdale Senior Living Inc.[a]	98,782	3,427,735
Cardinal Health Inc.	177,472	14,845,533
Catamaran Corp.[a]	111,584	6,815,551
Centene Corp.[a,b]	63,791	5,128,796
Cigna Corp.	138,062	22,366,044
Community Health Systems Inc.[a]	63,319	3,987,197
DaVita HealthCare Partners Inc.[a]	94,641	7,521,120
Envision Healthcare Holdings Inc.[a]	99,583	3,931,537

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

Express Scripts Holding Co.[a,b]	391,219	$34,795,018
HCA Holdings Inc.[a]	171,984	15,602,389
Health Net Inc./CAa	41,379	2,653,221
Henry Schein Inc.[a]	44,856	6,374,935
Humana Inc.	80,348	15,368,965
Laboratory Corp. of America Holdings[a]	53,859	6,528,788
LifePoint Health Inc.[a]	23,768	2,066,628
McKesson Corp.	124,215	27,924,774
MEDNAX Inc.[a]	50,174	3,718,395
Omnicare Inc.	51,973	4,898,455
Patterson Companies Inc.	47,022	2,287,620
Premier Inc.[a,b]	20,178	776,046
Quest Diagnostics Inc.	77,053	5,587,884
Tenet Healthcare Corp.[a,b]	53,226	3,080,721
UnitedHealth Group Inc.	510,637	62,297,714
Universal Health Services Inc. Class B	49,256	6,999,278
VCA Inc.[a]	44,178	2,403,504

		333,160,532
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a,b]	97,019	1,327,220
athenahealth Inc.[a,b]	20,682	2,369,744
Cerner Corp.[a]	160,750	11,101,395
IMS Health Holdings Inc.[a,b]	71,702	2,197,666
Inovalon Holdings Inc.[a,b]	13,515	377,068
Veeva Systems Inc.[a,b]	38,098	1,067,887

		18,440,980
HOTELS, RESTAURANTS & LEISURE — 1.93%
Aramark	103,692	3,211,341
Brinker International Inc.	32,796	1,890,689
Carnival Corp.	227,834	11,252,721
Chipotle Mexican Grill Inc.[a,b]	16,657	10,077,319
Choice Hotels International Inc.	19,012	1,031,401
Darden Restaurants Inc.	67,480	4,796,479
Domino’s Pizza Inc.	29,607	3,357,434
Dunkin’ Brands Group Inc.	51,626	2,839,430
Extended Stay America Inc.	32,030	601,203
Hilton Worldwide Holdings Inc.[a]	278,629	7,676,229
Hyatt Hotels Corp. Class Aa,b	18,267	1,035,556
International Game Technology PLC[a]	50,503	896,933
Las Vegas Sands Corp.	196,117	10,309,871
Marriott International Inc./MD Class A	112,399	8,361,362
McDonald’s Corp.	514,183	48,883,378
MGM Resorts International[a]	238,901	4,359,943
Norwegian Cruise Line Holdings Ltd.[a,b]	70,481	3,949,755
Panera Bread Co. Class Aa,b	13,584	2,374,076
Royal Caribbean Cruises Ltd.	92,258	7,259,782
Six Flags Entertainment Corp.	38,746	1,737,758
Starbucks Corp.	804,924	43,156,000
Starwood Hotels & Resorts Worldwide Inc.	91,670	7,433,520
Wendy’s Co. (The)[b]	146,090	1,647,895
Wyndham Worldwide Corp.	64,397	5,274,758
Wynn Resorts Ltd.	43,595	4,301,519
Yum! Brands Inc.	231,956	20,894,597

		218,610,949
HOUSEHOLD DURABLES — 0.55%
DR Horton Inc.	176,096	4,817,987
Garmin Ltd.	63,541	2,791,356
GoPro Inc.[a,b]	47,869	2,523,654

Security	Shares	Value

Harman International Industries Inc.	38,169	$4,539,821
Jarden Corp.[a]	103,299	5,345,723
Leggett & Platt Inc.	73,910	3,597,939
Lennar Corp. Class A	93,287	4,761,368
Lennar Corp. Class B	5,207	224,526
Mohawk Industries Inc.[a]	33,115	6,321,654
Newell Rubbermaid Inc.	144,141	5,925,637
NVR Inc.[a,b]	2,180	2,921,200
PulteGroup Inc.	195,588	3,941,098
Tempur Sealy International Inc.[a,b]	32,736	2,157,302
Toll Brothers Inc.[a]	94,212	3,597,956
Tupperware Brands Corp.	26,861	1,733,609
Whirlpool Corp.	42,188	7,300,633

		62,501,463
HOUSEHOLD PRODUCTS — 1.64%
Church & Dwight Co. Inc.	70,206	5,695,813
Clorox Co. (The)	70,369	7,319,783
Colgate-Palmolive Co.	485,245	31,739,875
Energizer Holdings Inc.	33,360	4,388,508
Kimberly-Clark Corp.	195,316	20,697,637
Procter & Gamble Co. (The)	1,455,352	113,866,741
Spectrum Brands Holdings Inc.	13,557	1,382,678

		185,091,035
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	366,094	4,854,406
Calpine Corp.[a]	199,741	3,593,341
NRG Energy Inc.	178,900	4,093,232
TerraForm Power Inc.	27,433	1,041,905

		13,582,884
INDUSTRIAL CONGLOMERATES — 2.10%
3M Co.	340,285	52,505,976
Carlisle Companies Inc.	34,914	3,495,590
Danaher Corp.	332,110	28,425,295
General Electric Co.	5,405,106	143,613,666
Roper Technologies Inc.	53,924	9,299,733

		237,340,260
INSURANCE — 3.00%
ACE Ltd.	175,196	17,813,929
Aflac Inc.	232,751	14,477,112
Alleghany Corp.[a]	8,582	4,022,898
Allied World Assurance Co. Holdings AG	51,200	2,212,864
Allstate Corp. (The)	219,411	14,233,192
American Financial Group Inc./OH	36,995	2,406,155
American International Group Inc.	715,283	44,218,795
American National Insurance Co.	4,316	441,613
AmTrust Financial Services Inc.	20,586	1,348,589
Aon PLC	151,191	15,070,719
Arch Capital Group Ltd.[a,b]	66,535	4,455,184
Arthur J Gallagher & Co.	90,095	4,261,493
Aspen Insurance Holdings Ltd.	32,994	1,580,413
Assurant Inc.	36,434	2,441,078
Assured Guaranty Ltd.	80,950	1,941,990
Axis Capital Holdings Ltd.	54,143	2,889,612
Brown & Brown Inc.	62,151	2,042,282
Chubb Corp. (The)	123,248	11,725,815
Cincinnati Financial Corp.	89,039	4,467,977

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

CNA Financial Corp.	14,433	$551,485
Endurance Specialty Holdings Ltd.	24,225	1,591,582
Erie Indemnity Co. Class A	13,133	1,077,825
Everest Re Group Ltd.	23,834	4,338,026
FNF Group	150,445	5,564,961
Genworth Financial Inc. Class Aa	266,818	2,019,812
Hanover Insurance Group Inc. (The)	23,852	1,765,764
Hartford Financial Services Group Inc. (The)	225,266	9,364,308
HCC Insurance Holdings Inc.	51,336	3,944,658
Lincoln National Corp.	135,731	8,037,990
Loews Corp.	167,004	6,431,324
Markel Corp.[a,b]	7,481	5,989,887
Marsh & McLennan Companies Inc.	288,004	16,329,827
Mercury General Corp.	12,439	692,230
MetLife Inc.	502,491	28,134,471
Old Republic International Corp.	140,098	2,189,732
PartnerRe Ltd.	25,641	3,294,868
Principal Financial Group Inc.	157,920	8,099,717
ProAssurance Corp.	29,511	1,363,703
Progressive Corp. (The)	314,741	8,759,242
Prudential Financial Inc.	243,007	21,267,973
Reinsurance Group of America Inc.	35,510	3,368,834
RenaissanceRe Holdings Ltd.	24,688	2,506,079
StanCorp Financial Group Inc.	22,643	1,712,037
Torchmark Corp.	67,650	3,938,583
Travelers Companies Inc. (The)	170,962	16,525,187
Unum Group	133,848	4,785,066
Validus Holdings Ltd.	45,372	1,995,914
White Mountains Insurance Group Ltd.	3,215	2,105,632
WR Berkley Corp.	52,159	2,708,617
XL Group PLC	164,490	6,119,028

		338,626,072
INTERNET & CATALOG RETAIL — 1.46%
Amazon.com Inc.[a]	204,477	88,761,421
Expedia Inc.	52,905	5,785,162
Groupon Inc.[a,b]	265,669	1,336,315
Liberty Interactive Corp. QVC Group Series Aa,b	253,513	7,034,986
Liberty Ventures Series Aa	76,022	2,985,384
Netflix Inc.[a]	32,521	21,364,346
Priceline Group Inc. (The)[a]	27,807	32,016,145
TripAdvisor Inc.[a]	60,167	5,242,952

		164,526,711
INTERNET SOFTWARE & SERVICES — 3.31%
Akamai Technologies Inc.[a,b]	95,785	6,687,709
CoStar Group Inc.[a]	17,392	3,500,314
eBay Inc.[a]	651,677	39,257,023
Facebook Inc. Class Aa	1,160,863	99,561,415
GoDaddy Inc. Class Aa	12,660	356,885
Google Inc. Class Aa	154,635	83,509,085
Google Inc. Class Ca	157,798	82,135,437
HomeAway Inc.[a]	50,922	1,584,693
IAC/InterActiveCorp	39,419	3,140,118
LendingClub Corp.[a,b]	38,626	569,734
LinkedIn Corp. Class Aa	58,697	12,128,561
Pandora Media Inc.[a,b]	113,419	1,762,531
Rackspace Hosting Inc.[a,b]	66,057	2,456,660
Twitter Inc.[a]	303,190	10,981,542
VeriSign Inc.[a,b]	55,492	3,424,966
Yahoo! Inc.[a]	503,415	19,779,175
Yelp Inc.[a,b]	34,840	1,499,165

Security	Shares	Value

Zillow Group Inc. Class Aa,b	23,599	$2,046,977

		374,381,990
IT SERVICES — 3.34%
Accenture PLC Class A	336,956	32,610,602
Alliance Data Systems Corp.[a]	33,285	9,717,223
Amdocs Ltd.	82,944	4,527,913
Automatic Data Processing Inc.	251,870	20,207,530
Black Knight Financial Services Inc. Class Aa	11,105	342,811
Booz Allen Hamilton Holding Corp.	54,559	1,377,069
Broadridge Financial Solutions Inc.	64,305	3,215,893
Cognizant Technology Solutions Corp. Class Aa	327,504	20,007,219
Computer Sciences Corp.	74,443	4,886,439
CoreLogic Inc./U.S.[a]	48,393	1,920,718
DST Systems Inc.	19,686	2,480,042
Fidelity National Information Services Inc.	152,061	9,397,370
Fiserv Inc.[a]	127,022	10,521,232
FleetCor Technologies Inc.[a]	49,247	7,685,487
Gartner Inc.[a]	44,539	3,820,555
Genpact Ltd.[a]	85,337	1,820,238
Global Payments Inc.	35,650	3,687,993
International Business Machines Corp.	487,107	79,232,825
Jack Henry & Associates Inc.	43,869	2,838,324
Leidos Holdings Inc.	35,792	1,444,923
MasterCard Inc. Class A	536,252	50,128,837
Paychex Inc.	174,047	8,159,323
Sabre Corp.	60,962	1,450,896
Teradata Corp.[a,b]	76,174	2,818,438
Total System Services Inc.	88,637	3,702,368
Vantiv Inc. Class Aa	76,904	2,936,964
VeriFone Systems Inc.[a]	61,014	2,072,035
Visa Inc. Class A	1,050,039	70,510,119
Western Union Co. (The)	276,968	5,630,759
WEX Inc.[a]	20,733	2,362,940
Xerox Corp.	592,198	6,300,987

		377,816,072
LEISURE PRODUCTS — 0.16%
Brunswick Corp./DE	49,728	2,529,166
Hasbro Inc.	59,755	4,469,076
Mattel Inc.	181,497	4,662,658
Polaris Industries Inc.	35,650	5,280,121
Vista Outdoor Inc.[a]	34,265	1,538,499

		18,479,520
LIFE SCIENCES TOOLS & SERVICES — 0.70%
Agilent Technologies Inc.	178,634	6,891,700
Bio-Rad Laboratories Inc. Class Aa	11,103	1,672,223
Bio-Techne Corp.	19,930	1,962,507
Bruker Corp.[a]	59,560	1,215,620
Charles River Laboratories International Inc.[a,b]	25,406	1,787,058
Illumina Inc.[a,b]	77,301	16,879,446
Mettler-Toledo International Inc.[a]	15,004	5,123,266
PerkinElmer Inc.	60,721	3,196,353
QIAGEN NVa	124,466	3,085,512
Quintiles Transnational Holdings Inc.[a]	42,475	3,084,110
Thermo Fisher Scientific Inc.	213,533	27,708,042
VWR Corp.[a,b]	15,963	426,691
Waters Corp.[a]	44,360	5,694,937

		78,727,465

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

MACHINERY — 1.74%
AGCO Corp.[b]	40,688	$2,310,265
Allison Transmission Holdings Inc.	96,380	2,820,079
Caterpillar Inc.	323,817	27,466,158
Colfax Corp.[a,b]	53,871	2,486,147
Crane Co.	25,814	1,516,056
Cummins Inc.	97,263	12,759,933
Deere & Co.	179,101	17,381,752
Donaldson Co. Inc.	73,249	2,622,314
Dover Corp.	86,035	6,037,936
Flowserve Corp.	72,125	3,798,103
Graco Inc.	31,477	2,235,811
IDEX Corp.	41,811	3,285,508
Illinois Tool Works Inc.	160,512	14,733,397
Ingersoll-Rand PLC	142,005	9,573,977
ITT Corp.	47,851	2,002,086
Joy Global Inc.	52,236	1,890,943
Kennametal Inc.	42,527	1,451,021
Lincoln Electric Holdings Inc.	40,531	2,467,933
Manitowoc Co. Inc. (The)	73,033	1,431,447
Middleby Corp. (The)[a,b]	30,753	3,451,409
Nordson Corp.	32,634	2,541,862
Oshkosh Corp.	41,956	1,778,095
PACCAR Inc.	190,327	12,144,766
Pall Corp.	57,307	7,131,856
Parker-Hannifin Corp.	74,392	8,654,021
Pentair PLC	96,364	6,625,025
Snap-on Inc.	31,164	4,962,867
SPX Corp.	22,007	1,593,087
Stanley Black & Decker Inc.	82,464	8,678,511
Terex Corp.	56,380	1,310,835
Timken Co. (The)	41,674	1,524,018
Toro Co. (The)	29,861	2,023,979
Trinity Industries Inc.	83,118	2,196,809
Valmont Industries Inc.	12,635	1,501,922
WABCO Holdings Inc.[a]	29,275	3,621,903
Wabtec Corp./DE	51,841	4,885,496
Xylem Inc./NY	97,294	3,606,689

		196,504,016
MARINE — 0.02%
Kirby Corp.[a]	29,927	2,294,204

		2,294,204
MEDIA — 3.72%
AMC Networks Inc. Class Aa	32,132	2,630,004
Cablevision Systems Corp. Class A	108,638	2,600,794
CBS Corp. Class B NVS	264,005	14,652,278
Charter Communications Inc. Class Aa,b	40,210	6,885,963
Cinemark Holdings Inc.	63,178	2,537,860
Clear Channel Outdoor Holdings Inc. Class A	19,364	196,157
Comcast Corp. Class A	1,138,808	68,487,913
Comcast Corp. Class A Special NVS	204,480	12,256,531
DIRECTV[a]	253,578	23,529,503
Discovery Communications Inc. Class Aa,b	83,520	2,777,875
Discovery Communications Inc. Class C NVS[a]	147,095	4,571,713
DISH Network Corp. Class Aa	116,743	7,904,669
Gannett Co. Inc.[a]	60,919	852,257
Interpublic Group of Companies Inc. (The)	221,515	4,268,594
John Wiley & Sons Inc. Class A	24,839	1,350,496

Security	Shares	Value

Liberty Broadband Corp. Class Aa,b	14,017	$714,446
Liberty Broadband Corp. Class Ca	35,594	1,820,989
Liberty Media Corp. Class Aa	56,081	2,021,159
Liberty Media Corp. Class Ca	107,570	3,861,763
Lions Gate Entertainment Corp.	50,910	1,886,216
Live Nation Entertainment Inc.[a]	78,418	2,155,711
Madison Square Garden Co. (The) Class Aa,b	32,981	2,753,584
Morningstar Inc.	10,207	811,967
News Corp. Class Aa	205,758	3,002,009
News Corp. Class Ba	64,856	923,549
Omnicom Group Inc.	131,180	9,115,698
Regal Entertainment Group Class A	44,401	928,425
Scripps Networks Interactive Inc. Class A	49,030	3,205,091
Sirius XM Holdings Inc.[a]	1,232,961	4,598,945
Starz Series Aa,b	46,445	2,077,020
TEGNA Inc.	121,838	3,907,345
Thomson Reuters Corp.	176,834	6,732,070
Time Warner Cable Inc.	151,644	27,018,411
Time Warner Inc.	442,347	38,665,551
Tribune Media Co.	43,254	2,309,331
Twenty-First Century Fox Inc. Class A	675,343	21,979,038
Twenty-First Century Fox Inc. Class B	259,421	8,358,545
Viacom Inc. Class A	5,539	359,315
Viacom Inc. Class B NVS	185,925	12,018,192
Walt Disney Co. (The)	910,206	103,890,913

		420,617,890
METALS & MINING — 0.41%
Alcoa Inc.	655,732	7,311,412
Allegheny Technologies Inc.	58,763	1,774,643
Compass Minerals International Inc.	18,059	1,483,366
Freeport-McMoRan Inc.	558,137	10,392,511
Newmont Mining Corp.	268,137	6,263,680
Nucor Corp.	171,196	7,544,608
Reliance Steel & Aluminum Co.	39,849	2,410,067
Royal Gold Inc.	34,767	2,141,300
Southern Copper Corp.	61,227	1,800,686
Steel Dynamics Inc.	129,704	2,686,818
Tahoe Resources Inc.	86,002	1,043,204
U.S. Steel Corp.	78,147	1,611,391

		46,463,686
MULTI-UTILITIES — 1.03%
Alliant Energy Corp.	60,605	3,498,121
Ameren Corp.	130,277	4,908,837
CenterPoint Energy Inc.	230,778	4,391,705
CMS Energy Corp.	148,484	4,727,731
Consolidated Edison Inc.	157,111	9,093,585
Dominion Resources Inc./VA	318,360	21,288,733
DTE Energy Co.	96,199	7,180,293
MDU Resources Group Inc.	106,752	2,084,867
NiSource Inc.	170,253	7,761,834
PG&E Corp.	257,476	12,642,072
Public Service Enterprise Group Inc.	271,363	10,659,139
SCANA Corp.	76,665	3,883,082
Sempra Energy	132,811	13,140,320
TECO Energy Inc.	128,634	2,271,676
Vectren Corp.	44,276	1,703,740
WEC Energy Group Inc.	170,239	7,655,645

		116,891,380

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

MULTILINE RETAIL — 0.72%
Dillard’s Inc. Class A	12,804	$1,346,853
Dollar General Corp.	162,919	12,665,323
Dollar Tree Inc.[a]	110,609	8,737,005
Family Dollar Stores Inc.	51,939	4,093,313
JC Penney Co. Inc.[a,b]	163,678	1,386,353
Kohl’s Corp.	108,791	6,811,404
Macy’s Inc.	183,247	12,363,675
Nordstrom Inc.	75,292	5,609,254
Sears Holdings Corp.[a,b]	7,105	189,703
Target Corp.	342,511	27,959,173

		81,162,056
OIL, GAS & CONSUMABLE FUELS — 6.21%
Anadarko Petroleum Corp.	272,476	21,269,477
Antero Resources Corp.[a,b]	37,395	1,284,144
Apache Corp.	202,288	11,657,858
Cabot Oil & Gas Corp.	221,873	6,997,874
California Resources Corp.	168,676	1,018,803
Cheniere Energy Inc.[a]	126,905	8,789,440
Chesapeake Energy Corp.[b]	314,695	3,515,143
Chevron Corp.	1,008,759	97,314,981
Cimarex Energy Co.	50,731	5,596,137
Cobalt International Energy Inc.[a]	196,699	1,909,947
Concho Resources Inc.[a]	64,361	7,328,144
ConocoPhillips	661,400	40,616,574
CONSOL Energy Inc.	123,145	2,677,172
Continental Resources Inc./OKa,b	45,892	1,945,362
CVR Energy Inc.	9,469	356,413
Denbury Resources Inc.	191,472	1,217,762
Devon Energy Corp.	220,529	13,119,270
Diamondback Energy Inc.[a]	33,800	2,547,844
Energen Corp.	39,206	2,677,770
EOG Resources Inc.	294,468	25,780,673
EP Energy Corp. Class Aa,b	21,405	272,486
EQT Corp.	81,724	6,647,430
Exxon Mobil Corp.	2,242,902	186,609,446
Golar LNG Ltd.[b]	48,234	2,257,351
Gulfport Energy Corp.[a]	51,851	2,087,003
Hess Corp.	135,250	9,045,520
HollyFrontier Corp.	104,447	4,458,843
Kinder Morgan Inc./DE	957,853	36,771,977
Kosmos Energy Ltd.[a]	84,570	712,925
Laredo Petroleum Inc.[a,b]	66,061	831,047
Marathon Oil Corp.	362,071	9,609,364
Marathon Petroleum Corp.	291,433	15,244,860
Memorial Resource Development Corp.[a,b]	44,293	840,238
Murphy Oil Corp.	95,469	3,968,646
Newfield Exploration Co.[a]	87,333	3,154,468
Noble Energy Inc.	208,191	8,885,592
Occidental Petroleum Corp.	412,049	32,045,051
ONEOK Inc.	111,986	4,421,207
PBF Energy Inc.	46,153	1,311,668
Phillips 66	290,551	23,406,789
Pioneer Natural Resources Co.	80,089	11,107,543
QEP Resources Inc.	94,768	1,754,156
Range Resources Corp.	90,697	4,478,618
SM Energy Co.	36,191	1,669,129
Southwestern Energy Co.[a,b]	206,290	4,688,972
Spectra Energy Corp.	360,125	11,740,075
Targa Resources Corp.	30,051	2,681,150

Security	Shares	Value

Teekay Corp.	25,026	$1,071,613
Tesoro Corp.	67,502	5,697,844
Valero Energy Corp.	272,843	17,079,972
Whiting Petroleum Corp.[a]	109,500	3,679,200
Williams Companies Inc. (The)	401,770	23,057,580
World Fuel Services Corp.	38,724	1,856,816
WPX Energy Inc.[a,b]	109,831	1,348,725

		702,114,092
PAPER & FOREST PRODUCTS — 0.11%
Domtar Corp.	35,115	1,453,761
International Paper Co.	225,794	10,745,536

		12,199,297
PERSONAL PRODUCTS — 0.14%
Avon Products Inc.	233,395	1,461,053
Coty Inc. Class A	44,622	1,426,565
Estee Lauder Companies Inc. (The) Class A	112,526	9,751,503
Herbalife Ltd.[a,b]	39,290	2,164,486
Nu Skin Enterprises Inc. Class A	32,327	1,523,572

		16,327,179
PHARMACEUTICALS — 5.71%
AbbVie Inc.	938,773	63,076,158
Akorn Inc.[a]	42,050	1,835,903
Allergan PLC[a]	210,522	63,885,006
Bristol-Myers Squibb Co.	894,228	59,501,931
Eli Lilly & Co.	524,895	43,823,484
Endo International PLC[a]	95,886	7,637,320
Hospira Inc.[a]	92,686	8,222,175
Jazz Pharmaceuticals PLC[a]	32,759	5,767,877
Johnson & Johnson	1,487,566	144,978,182
Mallinckrodt PLC[a]	62,749	7,386,812
Merck & Co. Inc.	1,515,555	86,280,546
Mylan NVa	225,443	15,298,562
Perrigo Co. PLC	78,465	14,502,686
Pfizer Inc.	3,303,205	110,756,464
Zoetis Inc.	268,200	12,932,604

		645,885,710
PROFESSIONAL SERVICES — 0.36%
Dun & Bradstreet Corp. (The)	19,331	2,358,382
Equifax Inc.	63,840	6,198,225
IHS Inc. Class Aa,b	36,906	4,747,219
ManpowerGroup Inc.	41,963	3,750,653
Nielsen NV	197,438	8,839,299
Robert Half International Inc.	72,459	4,021,474
Towers Watson & Co. Class A	37,187	4,678,125
Verisk Analytics Inc. Class Aa	90,697	6,599,114

		41,192,491
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.29%
Alexandria Real Estate Equities Inc.	38,703	3,384,964
American Campus Communities Inc.[b]	60,243	2,270,559
American Capital Agency Corp.[b]	189,249	3,476,504
American Homes 4 Rent Class A	88,878	1,425,603
American Realty Capital Properties Inc.	485,569	3,947,676
American Tower Corp.	226,953	21,172,445
Annaly Capital Management Inc.	508,321	4,671,470

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

Apartment Investment & Management Co. Class A	83,929	$3,099,498
Apple Hospitality REIT Inc.	99,841	1,884,000
AvalonBay Communities Inc.	70,910	11,336,382
BioMed Realty Trust Inc.	109,201	2,111,947
Boston Properties Inc.	82,293	9,960,745
Brandywine Realty Trust	96,489	1,281,374
Brixmor Property Group Inc.	92,823	2,146,996
Camden Property Trust	46,585	3,460,334
CBL & Associates Properties Inc.[b]	89,579	1,451,180
Chimera Investment Corp.	110,283	1,511,980
Columbia Property Trust Inc.	67,096	1,647,207
Communications Sales & Leasing Inc.[a]	64,714	1,599,730
Corporate Office Properties Trust	50,713	1,193,784
Corrections Corp. of America	62,775	2,076,597
Crown Castle International Corp.	179,042	14,377,073
DDR Corp.	163,000	2,519,980
Digital Realty Trust Inc.[b]	72,784	4,853,237
Douglas Emmett Inc.	78,246	2,107,947
Duke Realty Corp.	185,097	3,437,251
Empire State Realty Trust Inc. Class A	59,765	1,019,591
Equinix Inc.[b]	30,536	7,756,144
Equity Commonwealth[a]	69,590	1,786,375
Equity Lifestyle Properties Inc.	45,190	2,376,090
Equity Residential	195,257	13,701,184
Essex Property Trust Inc.	35,057	7,449,612
Extra Space Storage Inc.	63,149	4,118,578
Federal Realty Investment Trust	36,844	4,719,348
Gaming and Leisure Properties Inc.	47,322	1,734,825
General Growth Properties Inc.	309,541	7,942,822
HCP Inc.	247,660	9,032,160
Health Care REIT Inc.	188,090	12,344,347
Healthcare Trust of America Inc. Class A	67,161	1,608,506
Home Properties Inc.	31,068	2,269,517
Hospitality Properties Trust	80,331	2,315,139
Host Hotels & Resorts Inc.	406,867	8,068,173
Iron Mountain Inc.	112,950	3,501,450
Kilroy Realty Corp.	47,234	3,171,763
Kimco Realty Corp.	221,417	4,990,739
Lamar Advertising Co. Class A	43,442	2,497,046
Liberty Property Trust	80,172	2,583,142
Macerich Co. (The)	84,899	6,333,465
MFA Financial Inc.	198,692	1,468,334
Mid-America Apartment Communities Inc.	40,419	2,942,907
National Retail Properties Inc.[b]	71,887	2,516,764
NorthStar Realty Finance Corp.	186,068	2,958,481
Omega Healthcare Investors Inc.[b]	98,020	3,365,027
Outfront Media Inc.	73,708	1,860,390
Paramount Group Inc.	95,801	1,643,945
Piedmont Office Realty Trust Inc. Class A	82,823	1,456,857
Plum Creek Timber Co. Inc.	94,212	3,822,181
Post Properties Inc.	29,286	1,592,280
Prologis Inc.	281,118	10,429,478
Public Storage	77,697	14,324,996
Rayonier Inc.	68,056	1,738,831
Realty Income Corp.[b]	124,743	5,537,342
Regency Centers Corp.[b]	50,599	2,984,329
Retail Properties of America Inc. Class A	127,235	1,772,384
Senior Housing Properties Trust	126,070	2,212,528
Simon Property Group Inc.	166,977	28,890,361
SL Green Realty Corp.	53,419	5,870,214
Spirit Realty Capital Inc.	240,984	2,330,315
Starwood Property Trust Inc.[b]	129,581	2,795,062
Tanger Factory Outlet Centers Inc.	51,409	1,629,665

Security	Shares	Value

Taubman Centers Inc.	31,426	$2,184,107
Two Harbors Investment Corp.	196,645	1,915,322
UDR Inc.	138,929	4,449,896
Ventas Inc.	168,849	10,483,834
Vornado Realty Trust	100,997	9,587,645
Weingarten Realty Investors	67,812	2,216,774
Weyerhaeuser Co.	277,739	8,748,778
WP Carey Inc.	55,973	3,299,049
WP GLIMCHER Inc.	99,396	1,344,828

		372,099,383
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
CBRE Group Inc. Class Aa,b	153,435	5,677,095
Forest City Enterprises Inc. Class Aa	117,159	2,589,214
Howard Hughes Corp. (The)[a]	21,594	3,099,603
Jones Lang LaSalle Inc.	24,065	4,115,115
Realogy Holdings Corp.[a]	78,743	3,678,873

		19,159,900
ROAD & RAIL — 0.91%
AMERCO	3,915	1,279,853
Avis Budget Group Inc.[a]	56,766	2,502,245
CSX Corp.	529,990	17,304,174
Genesee & Wyoming Inc. Class Aa,b	28,473	2,169,073
Hertz Global Holdings Inc.[a,b]	217,733	3,945,322
JB Hunt Transport Services Inc.	49,423	4,057,134
Kansas City Southern	59,381	5,415,547
Landstar System Inc.	23,825	1,593,178
Norfolk Southern Corp.	163,533	14,286,243
Old Dominion Freight Line Inc.[a]	37,440	2,568,571
Ryder System Inc.	28,598	2,498,607
Union Pacific Corp.	469,700	44,795,289

		102,415,236
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.32%
Altera Corp.	161,516	8,269,619
Analog Devices Inc.	168,195	10,795,596
Applied Materials Inc.	660,675	12,698,174
Atmel Corp.	223,897	2,206,505
Avago Technologies Ltd.	137,644	18,297,017
Broadcom Corp. Class A	296,370	15,260,091
Cree Inc.[a,b]	58,533	1,523,614
Cypress Semiconductor Corp.	178,048	2,093,844
First Solar Inc.[a]	40,525	1,903,865
Freescale Semiconductor Ltd.[a]	59,635	2,383,611
Intel Corp.	2,544,859	77,401,887
KLA-Tencor Corp.	85,788	4,822,144
Lam Research Corp.	84,932	6,909,218
Linear Technology Corp.	128,459	5,681,742
Marvell Technology Group Ltd.	243,013	3,204,126
Maxim Integrated Products Inc.	152,348	5,267,432
Microchip Technology Inc.	108,534	5,147,225
Micron Technology Inc.[a]	580,179	10,930,572
NVIDIA Corp.	288,603	5,803,806
ON Semiconductor Corp.[a]	230,243	2,691,541
Qorvo Inc.[a]	80,162	6,434,604
Skyworks Solutions Inc.	102,513	10,671,603
SunEdison Inc.[a,b]	146,142	4,371,107
SunPower Corp.[a,b]	29,334	833,379
Teradyne Inc.	115,088	2,220,048
Texas Instruments Inc.	558,089	28,747,164
Xilinx Inc.	138,764	6,127,818

		262,697,352

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

SOFTWARE — 3.90%
Activision Blizzard Inc.	270,678	$6,553,114
Adobe Systems Inc.[a]	268,364	21,740,168
ANSYS Inc.[a]	48,158	4,393,936
Autodesk Inc.[a]	122,122	6,115,259
CA Inc.	169,413	4,962,107
Cadence Design Systems Inc.[a,b]	157,002	3,086,659
CDK Global Inc.	86,120	4,648,758
Citrix Systems Inc.[a]	85,984	6,032,637
Electronic Arts Inc.[a]	168,762	11,222,673
FactSet Research Systems Inc.	22,406	3,641,199
FireEye Inc.[a,b]	74,002	3,619,438
Fortinet Inc.[a]	76,609	3,166,250
Informatica Corp.[a]	56,171	2,722,608
Intuit Inc.	147,879	14,901,767
King Digital Entertainment PLC	43,124	614,517
Microsoft Corp.	4,339,552	191,591,221
NetSuite Inc.[a,b]	21,432	1,966,386
Nuance Communications Inc.[a]	135,765	2,377,245
Oracle Corp.	1,699,667	68,496,580
PTC Inc.[a]	61,684	2,530,278
Red Hat Inc.[a]	98,338	7,466,804
salesforce.com inc.[a]	351,904	24,503,076
ServiceNow Inc.[a,b]	82,505	6,130,947
SolarWinds Inc.[a]	35,777	1,650,393
Solera Holdings Inc.	36,004	1,604,338
Splunk Inc.[a,b]	67,224	4,680,135
SS&C Technologies Holdings Inc.	38,297	2,393,562
Symantec Corp.	365,167	8,490,133
Synopsys Inc.[a]	83,361	4,222,235
Tableau Software Inc. Class Aa	26,582	3,064,905
Ultimate Software Group Inc. (The)[a]	15,332	2,519,661
Vmware Inc. Class Aa,b	43,952	3,768,444
Workday Inc. Class Aa,b	56,908	4,347,202
Zynga Inc. Class Aa	412,128	1,178,686

		440,403,321
SPECIALTY RETAIL — 2.43%
Aaron’s Inc.	34,772	1,259,094
Advance Auto Parts Inc.	39,507	6,293,070
AutoNation Inc.[a]	39,083	2,461,447
AutoZone Inc.[a]	16,759	11,176,577
Bed Bath & Beyond Inc.[a]	91,896	6,338,986
Best Buy Co. Inc.	162,809	5,309,201
Cabela’s Inc.[a]	27,089	1,353,908
CarMax Inc.[a]	112,271	7,433,463
CST Brands Inc.	41,233	1,610,561
Dick’s Sporting Goods Inc.	49,354	2,555,057
DSW Inc. Class A	39,336	1,312,642
Foot Locker Inc.	75,023	5,027,291
GameStop Corp. Class Ab	57,488	2,469,684
Gap Inc. (The)	127,835	4,879,462
GNC Holdings Inc. Class A	46,456	2,066,363
Home Depot Inc. (The)	696,820	77,437,607
L Brands Inc.	132,742	11,379,972
Lowe’s Companies Inc.	510,530	34,190,194
Michaels Companies Inc. (The)[a,b]	33,620	904,714
Murphy USA Inc.[a]	24,280	1,355,310
O’Reilly Automotive Inc.[a]	54,175	12,242,467

Security	Shares	Value

Office Depot Inc.[a]	293,652	$2,543,026
Penske Automotive Group Inc.	23,671	1,233,496
Ross Stores Inc.	221,973	10,790,108
Sally Beauty Holdings Inc.[a,b]	84,584	2,671,163
Signet Jewelers Ltd.	43,085	5,525,220
Staples Inc.	343,670	5,261,588
Tiffany & Co.	60,621	5,565,008
TJX Companies Inc. (The)	364,983	24,150,925
Tractor Supply Co.	73,185	6,582,259
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	34,464	5,322,965
Urban Outfitters Inc.[a,b]	52,439	1,835,365
Williams-Sonoma Inc.	49,161	4,044,475

		274,582,668
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.17%
3D Systems Corp.[a,b]	59,973	1,170,673
Apple Inc.	3,090,431	387,617,308
EMC Corp./MA	1,041,795	27,492,970
Hewlett-Packard Co.	975,008	29,259,990
Lexmark International Inc. Class A	32,883	1,453,429
NCR Corp.[a]	90,928	2,736,933
NetApp Inc.	167,239	5,278,063
SanDisk Corp.	111,518	6,492,578
Western Digital Corp.	120,536	9,452,433

		470,954,377
TEXTILES, APPAREL & LUXURY GOODS — 0.87%
Carter’s Inc.	28,183	2,995,853
Coach Inc.	148,211	5,129,583
Fossil Group Inc.[a,b]	22,581	1,566,218
Hanesbrands Inc.	215,469	7,179,427
Kate Spade & Co.[a,b]	68,479	1,475,038
lululemon athletica Inc.[a]	59,843	3,907,748
Michael Kors Holdings Ltd.[a]	106,591	4,486,415
NIKE Inc. Class B	363,734	39,290,547
PVH Corp.	44,345	5,108,544
Ralph Lauren Corp.	32,092	4,247,697
Skechers U.S.A. Inc. Class Aa	21,947	2,409,561
Under Armour Inc. Class Aa,b	95,826	7,995,721
VF Corp.	181,309	12,644,490

		98,436,842
THRIFTS & MORTGAGE FINANCE — 0.07%
Hudson City Bancorp Inc.	284,061	2,806,523
New York Community Bancorp Inc.[b]	238,545	4,384,457
TFS Financial Corp.	35,400	595,428

		7,786,408
TOBACCO — 1.19%
Altria Group Inc.	1,054,936	51,596,920
Philip Morris International Inc.	831,020	66,622,873
Reynolds American Inc.	221,473	16,535,174

		134,754,967
TRADING COMPANIES & DISTRIBUTORS — 0.29%
Air Lease Corp.	55,027	1,865,415
Fastenal Co.	157,689	6,651,322
GATX Corp.	23,549	1,251,629

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

June 30, 2015

Security	Shares	Value

HD Supply Holdings Inc.[a]	91,439	$3,216,824
MSC Industrial Direct Co. Inc. Class A	25,535	1,781,577
NOW Inc.[a,b]	57,496	1,144,745
United Rentals Inc.[a,b]	52,019	4,557,905
Watsco Inc.	13,964	1,727,906
WESCO International Inc.[a,b]	24,275	1,666,236
WW Grainger Inc.	35,898	8,495,262

		32,358,821
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	37,074	3,063,425

		3,063,425
WATER UTILITIES — 0.06%
American Water Works Co. Inc.	96,643	4,699,749
Aqua America Inc.	96,666	2,367,350

		7,067,099
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
SBA Communications Corp. Class Aa	69,445	7,984,092
Sprint Corp.[a,b]	398,440	1,816,886
T-Mobile U.S. Inc.[a]	147,259	5,709,231
Telephone & Data Systems Inc.	50,427	1,482,554
U.S. Cellular Corp.[a]	7,047	265,461

		17,258,224

TOTAL COMMON STOCKS
(Cost: $9,163,475,439)		11,261,739,909

SHORT-TERM INVESTMENTS — 2.29%

MONEY MARKET FUNDS — 2.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	221,805,907	221,805,907
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	12,934,437	12,934,437
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	23,658,175	23,658,175

		258,398,519

TOTAL SHORT-TERM INVESTMENTS
(Cost: $258,398,519)		258,398,519

TOTAL INVESTMENTS IN SECURITIES — 101.93%
(Cost: $9,421,873,958)		11,520,138,428
Other Assets, Less Liabilities — (1.93)%		(217,837,686)

NET ASSETS — 100.00%		$11,302,300,742

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	375	Sep. 2015	Chicago Mercantile	$38,520,000	$(379,088)
E-mini S&P MidCap 400	29	Sep. 2015	Chicago Mercantile	4,344,490	(42,913)

Net unrealized depreciation					$(422,001)

See accompanying notes to schedules of investments.

219

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.81%
B/E Aerospace Inc.	294,941	$16,192,261
Boeing Co. (The)	1,919,033	266,208,258
General Dynamics Corp.	247,164	35,020,667
Hexcel Corp.	267,720	13,316,393
Honeywell International Inc.	2,169,298	221,203,317
Huntington Ingalls Industries Inc.	135,119	15,213,048
Lockheed Martin Corp.	540,632	100,503,489
Northrop Grumman Corp.	163,662	25,961,703
Precision Castparts Corp.	73,346	14,659,665
Rockwell Collins Inc.	366,408	33,837,779
Spirit AeroSystems Holdings Inc. Class Aa	363,169	20,014,243
Textron Inc.	175,093	7,814,401
TransDigm Group Inc.[a]	148,026	33,257,001
United Technologies Corp.	227,525	25,239,348

		828,441,573
AIR FREIGHT & LOGISTICS — 0.97%
CH Robinson Worldwide Inc.	405,158	25,277,807
Expeditors International of Washington Inc.	530,559	24,461,423
FedEx Corp.	284,796	48,529,238
United Parcel Service Inc. Class B	1,946,837	188,667,974

		286,936,442
AIRLINES — 1.12%
Alaska Air Group Inc.	360,147	23,204,271
American Airlines Group Inc.	1,922,294	76,766,811
Delta Air Lines Inc.	2,265,129	93,051,500
JetBlue Airways Corp.[a]	324,620	6,739,111
Southwest Airlines Co.	1,853,720	61,339,595
Spirit Airlines Inc.[a,b]	202,769	12,591,955
United Continental Holdings Inc.[a]	1,059,423	56,160,013

		329,853,256
AUTO COMPONENTS — 0.55%
BorgWarner Inc.	626,922	35,634,246
Delphi Automotive PLC	801,031	68,159,728
Gentex Corp./MI	408,656	6,710,131
Johnson Controls Inc.	398,407	19,733,099
Lear Corp.	163,537	18,358,664
Visteon Corp.[a]	123,973	13,014,686

		161,610,554
AUTOMOBILES — 0.33%
Harley-Davidson Inc.	316,293	17,823,110
Tesla Motors Inc.[a,b]	270,549	72,577,475
Thor Industries Inc.	126,600	7,125,048

		97,525,633
BANKS — 0.11%
Signature Bank/New York NYa	129,087	18,897,046
SVB Financial Group[a]	89,398	12,871,524

		31,768,570

Security	Shares	Value

BEVERAGES — 3.48%
Brown-Forman Corp. Class A	70,651	$7,871,934
Brown-Forman Corp. Class B	325,775	32,636,140
Coca-Cola Co. (The)	10,882,068	426,903,528
Coca-Cola Enterprises Inc.	647,269	28,117,365
Constellation Brands Inc. Class A	453,621	52,629,109
Dr. Pepper Snapple Group Inc.	531,326	38,733,665
Monster Beverage Corp.[a]	414,920	55,607,578
PepsiCo Inc.	4,096,255	382,344,442

		1,024,843,761
BIOTECHNOLOGY — 6.55%
Agios Pharmaceuticals Inc.[a]	71,785	7,978,185
Alexion Pharmaceuticals Inc.[a]	598,746	108,235,314
Alkermes PLC[a]	341,900	21,997,846
Alnylam Pharmaceuticals Inc.[a,b]	168,614	20,211,760
Amgen Inc.	2,109,997	323,926,739
Biogen Inc.[a]	652,787	263,686,781
BioMarin Pharmaceutical Inc.[a,b]	444,700	60,826,066
Bluebird Bio Inc.[a]	91,204	15,356,017
Celgene Corp.[a]	2,201,054	254,738,985
Gilead Sciences Inc.	4,078,396	477,498,604
Incyte Corp.[a]	433,675	45,193,272
Intercept Pharmaceuticals Inc.[a,b]	44,308	10,695,065
Intrexon Corp.[a]	128,610	6,276,168
Isis Pharmaceuticals Inc.[a]	332,582	19,140,094
Juno Therapeutics Inc.[a,b]	33,133	1,766,983
Medivation Inc.[a,b]	218,625	24,966,975
OPKO Health Inc.[a]	652,317	10,489,257
Puma Biotechnology Inc.[a]	69,482	8,112,024
Receptos Inc.[a]	87,665	16,660,733
Regeneron Pharmaceuticals Inc.[a]	217,681	111,045,609
Seattle Genetics Inc.[a,b]	263,650	12,760,660
United Therapeutics Corp.[a,b]	128,410	22,336,919
Vertex Pharmaceuticals Inc.[a]	676,368	83,517,921

		1,927,417,977
BUILDING PRODUCTS — 0.29%
Allegion PLC	265,806	15,985,573
AO Smith Corp.	206,240	14,845,155
Armstrong World Industries Inc.[a]	68,314	3,639,770
Fortune Brands Home & Security Inc.	155,013	7,102,696
Lennox International Inc.	112,390	12,103,279
Masco Corp.	968,455	25,828,695
USG Corp.[a]	253,545	7,046,015

		86,551,183
CAPITAL MARKETS — 1.35%
Affiliated Managers Group Inc.[a]	152,032	33,234,195
Ameriprise Financial Inc.	418,976	52,342,672
Artisan Partners Asset Management Inc.	98,625	4,582,118
Bank of New York Mellon Corp. (The)	336,499	14,122,863
BlackRock Inc.[c]	110,552	38,248,781
Charles Schwab Corp. (The)	2,247,294	73,374,149
Eaton Vance Corp. NVS	327,339	12,808,775
Federated Investors Inc. Class B	260,403	8,720,896

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2015

Security	Shares	Value

Interactive Brokers Group Inc. Class A	13,913	$578,224
Invesco Ltd.	149,570	5,607,379
Lazard Ltd. Class A	350,073	19,688,106
Legg Mason Inc.	88,732	4,572,360
LPL Financial Holdings Inc.[b]	229,054	10,648,720
NorthStar Asset Management Group Inc./New York	538,519	9,957,216
SEI Investments Co.	387,025	18,975,836
T Rowe Price Group Inc.	722,687	56,174,461
TD Ameritrade Holding Corp.	631,997	23,270,130
Waddell & Reed Financial Inc. Class A	219,619	10,390,175

		397,297,056
CHEMICALS — 3.18%
Air Products & Chemicals Inc.	490,344	67,093,770
Airgas Inc.	42,475	4,493,006
Ashland Inc.	17,833	2,173,843
Axalta Coating Systems Ltd.[a]	280,213	9,269,446
Celanese Corp. Series A	30,226	2,172,645
CF Industries Holdings Inc.	652,258	41,927,144
Cytec Industries Inc.	19,436	1,176,461
Dow Chemical Co. (The)	419,577	21,469,755
Eastman Chemical Co.	102,833	8,413,796
Ecolab Inc.	732,586	82,833,499
EI du Pont de Nemours & Co.	1,160,353	74,204,574
FMC Corp.	268,589	14,114,352
Huntsman Corp.	360,880	7,964,622
International Flavors & Fragrances Inc.	224,714	24,558,993
LyondellBasell Industries NV Class A	1,068,935	110,656,151
Monsanto Co.	1,321,177	140,824,256
NewMarket Corp.	23,623	10,486,014
Platform Specialty Products Corp.[a]	54,630	1,397,435
PPG Industries Inc.	754,345	86,538,458
Praxair Inc.	666,388	79,666,685
RPM International Inc.	370,112	18,124,385
Scotts Miracle-Gro Co. (The) Class A	112,518	6,662,191
Sherwin-Williams Co. (The)	224,610	61,772,242
Sigma-Aldrich Corp.	129,312	18,019,627
Valspar Corp. (The)	225,720	18,468,410
WR Grace & Co.[a,b]	202,155	20,276,147

		934,757,907
COMMERCIAL SERVICES & SUPPLIES — 0.49%
Cintas Corp.	265,045	22,420,157
Clean Harbors Inc.[a,b]	110,179	5,921,019
Copart Inc.[a]	351,498	12,471,149
Covanta Holding Corp.	317,935	6,737,043
KAR Auction Services Inc.	132,329	4,949,105
Pitney Bowes Inc.	216,838	4,512,399
Rollins Inc.	263,752	7,524,845
RR Donnelley & Sons Co.	304,250	5,303,077
Stericycle Inc.[a]	236,274	31,639,451
Tyco International PLC	1,019,773	39,240,865
Waste Management Inc.	106,840	4,952,034

		145,671,144
COMMUNICATIONS EQUIPMENT — 0.54%
Arista Networks Inc.[a,b]	93,660	7,655,768
ARRIS Group Inc.[a,b]	63,103	1,930,952
CommScope Holding Co. Inc.[a]	129,512	3,951,411
F5 Networks Inc.[a,b]	199,839	24,050,624
Harris Corp.	57,683	4,436,399

Security	Shares	Value

Juniper Networks Inc.	194,155	$5,042,205
Motorola Solutions Inc.	586,031	33,603,018
Palo Alto Networks Inc.[a]	201,043	35,122,212
QUALCOMM Inc.	686,836	43,016,539

		158,809,128
CONSTRUCTION & ENGINEERING — 0.02%
AECOM[a]	55,143	1,824,131
Quanta Services Inc.[a,b]	112,488	3,241,904

		5,066,035
CONSTRUCTION MATERIALS — 0.06%
Eagle Materials Inc.	139,555	10,652,233
Martin Marietta Materials Inc.	26,245	3,713,930
Vulcan Materials Co.	48,279	4,052,057

		18,418,220
CONSUMER FINANCE — 0.19%
Ally Financial Inc.[a]	98,989	2,220,323
American Express Co.	464,498	36,100,784
Credit Acceptance Corp.[a]	23,609	5,812,064
Santander Consumer USA Holdings Inc.	12,259	313,463
SLM Corp.[a]	1,088,010	10,738,659

		55,185,293
CONTAINERS & PACKAGING — 0.40%
AptarGroup Inc.	32,173	2,051,672
Avery Dennison Corp.	235,174	14,331,504
Ball Corp.	382,988	26,866,608
Bemis Co. Inc.	29,507	1,328,110
Crown Holdings Inc.[a]	170,193	9,004,912
Graphic Packaging Holding Co.	527,264	7,344,787
Owens-Illinois Inc.[a]	28,221	647,390
Packaging Corp. of America	272,001	16,997,342
Rock-Tenn Co. Class A	74,730	4,498,746
Sealed Air Corp.	582,752	29,941,798
Silgan Holdings Inc.	112,827	5,952,753

		118,965,622
DISTRIBUTORS — 0.21%
Genuine Parts Co.	391,728	35,071,408
LKQ Corp.[a,b]	845,091	25,559,777

		60,631,185
DIVERSIFIED CONSUMER SERVICES — 0.16%
H&R Block Inc.	714,978	21,199,098
Service Corp. International/U.S.	561,426	16,522,767
ServiceMaster Global Holdings Inc.[a]	285,436	10,324,220

		48,046,085
DIVERSIFIED FINANCIAL SERVICES — 0.80%
Berkshire Hathaway Inc. Class Ba	335,135	45,615,225
CBOE Holdings Inc.	230,899	13,212,041
Intercontinental Exchange Inc.	110,088	24,616,778
Leucadia National Corp.	122,320	2,969,929
McGraw Hill Financial Inc.	759,416	76,283,337
Moody’s Corp.	492,251	53,143,418
MSCI Inc.	312,335	19,224,219

		235,064,947

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2015

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.71%
Level 3 Communications Inc.[a]	95,619	$5,036,253
Verizon Communications Inc.	10,503,545	489,570,232
Zayo Group Holdings Inc.[a,b]	344,972	8,872,680

		503,479,165
ELECTRIC UTILITIES — 0.02%
ITC Holdings Corp.	159,111	5,120,192

		5,120,192
ELECTRICAL EQUIPMENT — 0.64%
Acuity Brands Inc.	120,658	21,716,027
AMETEK Inc.	669,169	36,657,078
Babcock & Wilcox Co. (The)	59,147	1,940,021
Emerson Electric Co.	1,277,471	70,810,217
Hubbell Inc. Class B	21,217	2,297,377
Regal Beloit Corp.	6,595	478,731
Rockwell Automation Inc.	373,234	46,519,886
Solarcity Corp.[a,b]	164,320	8,799,336

		189,218,673
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.42%
Amphenol Corp. Class A	856,438	49,647,711
CDW Corp./DE	366,392	12,559,918
Cognex Corp.	242,056	11,642,894
FLIR Systems Inc.	245,642	7,570,686
Ingram Micro Inc. Class Aa	24,312	608,529
IPG Photonics Corp.[a,b]	95,985	8,175,522
Jabil Circuit Inc.	100,122	2,131,597
Keysight Technologies Inc.[a]	394,856	12,315,559
National Instruments Corp.	68,715	2,024,344
Trimble Navigation Ltd.[a]	38,202	896,219
Zebra Technologies Corp. Class Aa	143,700	15,957,885

		123,530,864
ENERGY EQUIPMENT & SERVICES — 0.25%
Dresser-Rand Group Inc.[a]	213,721	18,204,755
FMC Technologies Inc.[a]	417,624	17,327,220
Oceaneering International Inc.	48,006	2,236,600
RPC Inc.	19,952	275,936
Schlumberger Ltd.	425,671	36,688,583

		74,733,094
FOOD & STAPLES RETAILING — 2.30%
Costco Wholesale Corp.	1,220,940	164,900,156
CVS Health Corp.	2,902,674	304,432,449
Kroger Co. (The)	1,360,251	98,631,800
Rite Aid Corp.[a]	1,631,806	13,625,580
Sprouts Farmers Market Inc.[a]	425,964	11,492,509
Sysco Corp.	514,663	18,579,334
Walgreens Boots Alliance Inc.	360,650	30,453,286
Whole Foods Market Inc.	909,270	35,861,609

		677,976,723

Security	Shares	Value

FOOD PRODUCTS — 1.74%
Campbell Soup Co.	284,914	$13,576,152
ConAgra Foods Inc.	161,352	7,054,309
Flowers Foods Inc.	430,789	9,111,187
General Mills Inc.	1,654,066	92,164,558
Hain Celestial Group Inc. (The)[a,b]	285,036	18,772,471
Hershey Co. (The)	403,600	35,851,788
Hormel Foods Corp.	371,757	20,955,942
Ingredion Inc.	24,356	1,943,852
Kellogg Co.	622,832	39,051,566
Keurig Green Mountain Inc.	359,024	27,512,009
Kraft Foods Group Inc.	1,642,627	139,853,263
McCormick & Co. Inc./MD	355,007	28,737,817
Mead Johnson Nutrition Co.	561,634	50,670,620
Pilgrim’s Pride Corp.[b]	18,242	419,019
Tyson Foods Inc. Class A	41,761	1,780,271
WhiteWave Foods Co. (The)[a]	486,503	23,780,267

		511,235,091
HEALTH CARE EQUIPMENT & SUPPLIES — 1.82%
Alere Inc.[a]	151,838	8,009,455
Align Technology Inc.[a,b]	224,337	14,068,173
Baxter International Inc.	958,745	67,045,038
Becton Dickinson and Co.	581,003	82,299,075
Boston Scientific Corp.[a]	290,518	5,142,169
Cooper Companies Inc. (The)	91,495	16,283,365
CR Bard Inc.	205,726	35,117,428
DENTSPLY International Inc.	99,436	5,125,926
DexCom Inc.[a]	220,300	17,619,594
Edwards Lifesciences Corp.[a]	298,128	42,462,371
Hill-Rom Holdings Inc.	144,661	7,859,432
Hologic Inc.[a,b]	683,119	25,999,509
IDEXX Laboratories Inc.[a,b]	260,014	16,677,298
Intuitive Surgical Inc.[a]	102,195	49,513,478
ResMed Inc.	391,504	22,069,080
Sirona Dental Systems Inc.[a,b]	154,341	15,498,923
St. Jude Medical Inc.	440,571	32,192,523
Stryker Corp.	474,726	45,369,564
Varian Medical Systems Inc.[a,b]	277,252	23,380,661
Zimmer Biomet Holdings Inc.	29,349	3,205,791

		534,938,853
HEALTH CARE PROVIDERS & SERVICES — 4.05%
Acadia Healthcare Co. Inc.[a]	143,586	11,247,091
Aetna Inc.	238,652	30,418,584
AmerisourceBergen Corp.	610,014	64,868,889
Anthem Inc.	145,619	23,901,903
Brookdale Senior Living Inc.[a,b]	110,499	3,834,315
Cardinal Health Inc.	829,712	69,405,409
Catamaran Corp.[a]	327,086	19,978,413
Centene Corp.[a,b]	330,365	26,561,346
Cigna Corp.	714,179	115,696,998
DaVita HealthCare Partners Inc.[a]	141,156	11,217,667
Envision Healthcare Holdings Inc.[a]	515,732	20,361,099
Express Scripts Holding Co.[a,b]	1,699,983	151,196,488
HCA Holdings Inc.[a]	69,474	6,302,681
Health Net Inc./CAa	35,358	2,267,155
Henry Schein Inc.[a,b]	232,307	33,015,471
Humana Inc.	384,813	73,607,031
Laboratory Corp. of America Holdings[a,b]	92,324	11,191,515

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2015

Security	Shares	Value

LifePoint Health Inc.[a]	12,063	$1,048,878
McKesson Corp.	642,561	144,454,138
MEDNAX Inc.[a]	149,929	11,111,238
Omnicare Inc.	91,245	8,599,841
Patterson Companies Inc.	130,846	6,365,658
Premier Inc.[a,b]	104,504	4,019,224
Tenet Healthcare Corp.[a]	275,657	15,955,027
UnitedHealth Group Inc.	2,509,567	306,167,174
Universal Health Services Inc. Class B	45,915	6,524,522
VCA Inc.[a]	215,249	11,710,622

		1,191,028,377
HEALTH CARE TECHNOLOGY — 0.31%
Allscripts Healthcare Solutions Inc.[a]	156,260	2,137,637
athenahealth Inc.[a,b]	107,106	12,272,206
Cerner Corp.[a,b]	831,056	57,392,727
IMS Health Holdings Inc.[a,b]	371,336	11,381,448
Inovalon Holdings Inc.[a,b]	70,454	1,965,667
Veeva Systems Inc.[a,b]	197,299	5,530,291

		90,679,976
HOTELS, RESTAURANTS & LEISURE — 3.31%
Aramark	491,368	15,217,667
Brinker International Inc.	169,843	9,791,449
Chipotle Mexican Grill Inc.[a]	86,092	52,084,799
Choice Hotels International Inc.	98,458	5,341,347
Darden Restaurants Inc.	69,543	4,943,117
Domino’s Pizza Inc.	153,335	17,388,189
Dunkin’ Brands Group Inc.	267,359	14,704,745
Extended Stay America Inc.	165,887	3,113,699
Hilton Worldwide Holdings Inc.[a]	1,439,433	39,656,379
International Game Technology PLC[a]	176,024	3,126,186
Las Vegas Sands Corp.	1,013,798	53,295,361
Marriott International Inc./MD Class A	580,783	43,204,447
McDonald’s Corp.	2,659,975	252,883,823
MGM Resorts International[a]	86,599	1,580,432
Norwegian Cruise Line Holdings Ltd.[a]	335,448	18,798,506
Panera Bread Co. Class Aa	70,349	12,294,895
Six Flags Entertainment Corp.	199,744	8,958,518
Starbucks Corp.	4,164,008	223,253,289
Starwood Hotels & Resorts Worldwide Inc.	473,538	38,399,196
Wyndham Worldwide Corp.	333,504	27,317,313
Wynn Resorts Ltd.	199,817	19,715,943
Yum! Brands Inc.	1,199,877	108,084,920

		973,154,220
HOUSEHOLD DURABLES — 0.63%
DR Horton Inc.	377,559	10,330,014
GoPro Inc.[a]	247,904	13,069,499
Harman International Industries Inc.	197,671	23,510,989
Jarden Corp.[a,b]	534,976	27,685,008
Leggett & Platt Inc.	382,774	18,633,438
Lennar Corp. Class A	189,384	9,666,159
Lennar Corp. Class B	10,568	455,692
Mohawk Industries Inc.[a]	120,394	22,983,215
Newell Rubbermaid Inc.	376,232	15,466,898
NVR Inc.[a,b]	11,272	15,104,480
Tempur Sealy International Inc.[a,b]	169,538	11,172,554
Toll Brothers Inc.[a]	170,282	6,503,070
Tupperware Brands Corp.	130,998	8,454,611

Security	Shares	Value

Whirlpool Corp.	16,602	$2,872,976

		185,908,603
HOUSEHOLD PRODUCTS — 1.00%
Church & Dwight Co. Inc.	363,588	29,497,894
Clorox Co. (The)	288,998	30,061,572
Colgate-Palmolive Co.	2,201,425	143,995,209
Kimberly-Clark Corp.	801,178	84,900,833
Spectrum Brands Holdings Inc.	70,213	7,161,024

		295,616,532
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
Calpine Corp.[a]	119,994	2,158,692
TerraForm Power Inc.	7,387	280,558

		2,439,250
INDUSTRIAL CONGLOMERATES — 1.10%
3M Co.	1,760,365	271,624,319
Carlisle Companies Inc.	39,417	3,946,430
Danaher Corp.	331,954	28,411,943
Roper Technologies Inc.	106,956	18,445,632

		322,428,324
INSURANCE — 0.51%
AmTrust Financial Services Inc.	5,967	390,898
Aon PLC	782,028	77,952,551
Arthur J Gallagher & Co.	258,961	12,248,855
Erie Indemnity Co. Class A	67,442	5,534,965
Markel Corp.[a]	3,990	3,194,713
Marsh & McLennan Companies Inc.	891,721	50,560,581

		149,882,563
INTERNET & CATALOG RETAIL — 2.82%
Amazon.com Inc.[a]	1,057,824	459,190,820
Expedia Inc.	273,993	29,961,135
Groupon Inc.[a,b]	1,375,877	6,920,661
Liberty Interactive Corp. QVC Group Series Aa	559,301	15,520,603
Liberty Ventures Series Aa	393,709	15,460,952
Netflix Inc.[a,b]	168,225	110,513,732
Priceline Group Inc. (The)[a,b]	143,850	165,624,574
TripAdvisor Inc.[a,b]	311,598	27,152,650

		830,345,127
INTERNET SOFTWARE & SERVICES — 6.20%
Akamai Technologies Inc.[a]	494,659	34,537,091
CoStar Group Inc.[a]	90,040	18,121,451
eBay Inc.[a]	3,371,208	203,081,570
Facebook Inc. Class Aa	6,005,529	515,064,195
GoDaddy Inc. Class Aa	65,570	1,848,418
Google Inc. Class Aa	799,979	432,020,659
Google Inc. Class Ca	816,341	424,913,654
HomeAway Inc.[a,b]	84,653	2,634,401
IAC/InterActiveCorp	204,150	16,262,589
LendingClub Corp.[a,b]	185,461	2,735,550
LinkedIn Corp. Class Aa	303,522	62,716,751
Pandora Media Inc.[a,b]	587,389	9,128,025
Rackspace Hosting Inc.[a,b]	342,103	12,722,811
Twitter Inc.[a,b]	1,567,350	56,769,417

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2015

Security	Shares	Value

VeriSign Inc.[a,b]	287,395	$17,738,019
Yelp Inc.[a,b]	180,430	7,763,903
Zillow Group Inc. Class Aa,b	73,087	6,339,566

		1,824,398,070
IT SERVICES — 5.49%
Accenture PLC Class A	1,743,097	168,696,928
Alliance Data Systems Corp.[a]	172,051	50,228,569
Automatic Data Processing Inc.	1,046,188	83,935,663
Black Knight Financial Services Inc. Class Aa	50,434	1,556,898
Booz Allen Hamilton Holding Corp.	261,647	6,603,970
Broadridge Financial Solutions Inc.	333,032	16,654,930
Cognizant Technology Solutions Corp. Class Aa	1,694,131	103,494,463
CoreLogic Inc./U.S.[a]	112,529	4,466,276
DST Systems Inc.	78,811	9,928,610
Fidelity National Information Services Inc.	339,413	20,975,723
Fiserv Inc.[a]	656,664	54,391,479
FleetCor Technologies Inc.[a]	254,421	39,704,941
Gartner Inc.[a]	230,660	19,786,015
Genpact Ltd.[a]	441,952	9,426,836
Global Payments Inc.	184,459	19,082,284
International Business Machines Corp.	1,398,540	227,486,516
Jack Henry & Associates Inc.	226,305	14,641,934
Leidos Holdings Inc.	15,941	643,538
MasterCard Inc. Class A	2,774,145	259,327,075
Paychex Inc.	784,332	36,769,484
Sabre Corp.	315,721	7,514,160
Teradata Corp.[a,b]	293,112	10,845,144
Total System Services Inc.	459,038	19,174,017
Vantiv Inc. Class Aa	398,285	15,210,504
VeriFone Systems Inc.[a]	315,990	10,731,020
Visa Inc. Class A	5,432,145	364,768,537
Western Union Co. (The)[b]	1,434,393	29,161,210
WEX Inc.[a]	107,373	12,237,301

		1,617,444,025
LEISURE PRODUCTS — 0.19%
Brunswick Corp./DE	189,804	9,653,431
Hasbro Inc.	251,287	18,793,755
Polaris Industries Inc.	184,634	27,346,142
Vista Outdoor Inc.[a]	23,067	1,035,708

		56,829,036
LIFE SCIENCES TOOLS & SERVICES — 0.78%
Bio-Techne Corp.	42,628	4,197,579
Bruker Corp.[a,b]	308,453	6,295,526
Charles River Laboratories International Inc.[a]	131,573	9,254,845
Illumina Inc.[a]	399,854	87,312,119
Mettler-Toledo International Inc.[a,b]	77,699	26,531,101
PerkinElmer Inc.	48,743	2,565,832
Quintiles Transnational Holdings Inc.[a]	208,315	15,125,752
Thermo Fisher Scientific Inc.	371,919	48,260,209
VWR Corp.[a,b]	41,817	1,117,768
Waters Corp.[a,b]	229,402	29,450,629

		230,111,360
MACHINERY — 1.59%
Allison Transmission Holdings Inc.	271,038	7,930,572
Caterpillar Inc.	291,801	24,750,561
Cummins Inc.	374,016	49,067,159

Security	Shares	Value

Deere & Co.	166,956	$16,203,080
Donaldson Co. Inc.	341,413	12,222,585
Flowserve Corp.	174,062	9,166,105
Graco Inc.	162,670	11,554,450
IDEX Corp.	197,485	15,518,371
Illinois Tool Works Inc.	830,203	76,204,333
Ingersoll-Rand PLC	51,480	3,470,782
Lincoln Electric Holdings Inc.	193,405	11,776,430
Middleby Corp. (The)[a,b]	159,264	17,874,199
Nordson Corp.	169,003	13,163,644
PACCAR Inc.	889,515	56,759,952
Pall Corp.	295,977	36,834,338
Parker-Hannifin Corp.	174,524	20,302,377
Snap-on Inc.	161,394	25,701,995
Stanley Black & Decker Inc.	39,289	4,134,774
Toro Co. (The)	154,649	10,482,109
Valmont Industries Inc.	3,423	406,892
WABCO Holdings Inc.[a]	151,615	18,757,808
Wabtec Corp./DE	268,412	25,295,147

		467,577,663
MEDIA — 6.17%
AMC Networks Inc. Class Aa,b	166,414	13,620,986
Cablevision Systems Corp. Class A	81,017	1,939,547
CBS Corp. Class B NVS	1,365,496	75,785,028
Charter Communications Inc. Class Aa,b	207,656	35,561,090
Cinemark Holdings Inc.	321,919	12,931,486
Clear Channel Outdoor Holdings Inc. Class A	39,311	398,221
Comcast Corp. Class A	5,319,879	319,937,523
Comcast Corp. Class A Special NVS	954,628	57,220,402
DIRECTV[a]	1,311,742	121,716,540
Discovery Communications Inc. Class Aa,b	393,615	13,091,635
Discovery Communications Inc. Class C NVS[a]	693,226	21,545,464
DISH Network Corp. Class Aa	406,897	27,550,996
Interpublic Group of Companies Inc. (The)	1,144,409	22,052,762
Lions Gate Entertainment Corp.	263,661	9,768,640
Live Nation Entertainment Inc.[a,b]	404,561	11,121,382
Madison Square Garden Co. (The) Class Aa	170,804	14,260,426
Morningstar Inc.	52,344	4,163,965
Omnicom Group Inc.	677,325	47,067,314
Regal Entertainment Group Class A	229,946	4,808,171
Scripps Networks Interactive Inc. Class A	253,924	16,599,012
Sirius XM Holdings Inc.[a]	6,385,388	23,817,497
Starz Series Aa,b	239,616	10,715,628
Time Warner Cable Inc.	784,449	139,765,278
Time Warner Inc.	1,178,418	103,005,517
Twenty-First Century Fox Inc. Class A	2,364,796	76,962,286
Twenty-First Century Fox Inc. Class B	909,563	29,306,120
Viacom Inc. Class A	28,685	1,860,796
Viacom Inc. Class B NVS	961,384	62,143,862
Walt Disney Co. (The)	4,708,801	537,462,546

		1,816,180,120
METALS & MINING — 0.05%
Compass Minerals International Inc.	93,527	7,682,308
Royal Gold Inc.	9,541	587,630
Southern Copper Corp.	103,686	3,049,405
Steel Dynamics Inc.	74,566	1,544,635
Tahoe Resources Inc.	57,011	691,543

		13,555,521

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2015

Security	Shares	Value

MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	82,436	$5,512,495

		5,512,495
MULTILINE RETAIL — 0.74%
Dillard’s Inc. Class A	7,884	829,318
Dollar General Corp.	842,480	65,494,395
Dollar Tree Inc.[a,b]	571,606	45,151,158
Family Dollar Stores Inc.	252,040	19,863,273
Macy’s Inc.	682,812	46,069,326
Nordstrom Inc.	389,926	29,049,487
Sears Holdings Corp.[a,b]	3,826	102,154
Target Corp.	147,226	12,018,058

		218,577,169
OIL, GAS & CONSUMABLE FUELS — 0.71%
Cabot Oil & Gas Corp.	1,145,930	36,142,632
Continental Resources Inc./OKa,b	78,338	3,320,748
CVR Energy Inc.	14,601	549,582
EOG Resources Inc.	131,151	11,482,270
HollyFrontier Corp.	80,595	3,440,601
Marathon Petroleum Corp.	113,196	5,921,283
Memorial Resource Development Corp.[a,b]	229,387	4,351,471
ONEOK Inc.	260,986	10,303,727
Range Resources Corp.	30,998	1,530,681
Targa Resources Corp.	75,950	6,776,259
Teekay Corp.	50,284	2,153,161
Tesoro Corp.	21,323	1,799,874
Williams Companies Inc. (The)	2,078,318	119,274,670
World Fuel Services Corp.	36,297	1,740,441

		208,787,400
PAPER & FOREST PRODUCTS — 0.18%
International Paper Co.	1,108,827	52,769,077

		52,769,077
PERSONAL PRODUCTS — 0.23%
Coty Inc. Class A	231,093	7,388,043
Estee Lauder Companies Inc. (The) Class A	581,623	50,403,449
Herbalife Ltd.[a,b]	173,574	9,562,192
Nu Skin Enterprises Inc. Class A	34,205	1,612,082

		68,965,766
PHARMACEUTICALS — 4.78%
AbbVie Inc.	4,856,517	326,309,377
Akorn Inc.[a]	217,769	9,507,795
Allergan PLC[a]	492,243	149,376,061
Bristol-Myers Squibb Co.	4,626,059	307,817,966
Eli Lilly & Co.	2,715,374	226,706,575
Endo International PLC[a]	179,266	14,278,537
Hospira Inc.[a]	374,407	33,213,645
Jazz Pharmaceuticals PLC[a]	169,654	29,870,980
Johnson & Johnson	992,635	96,742,207
Mallinckrodt PLC[a]	128,040	15,072,869
Merck & Co. Inc.	893,065	50,842,190
Mylan NVa	988,634	67,088,703
Perrigo Co. PLC	75,177	13,894,965

Security	Shares	Value

Zoetis Inc.	1,386,925	$66,877,523

		1,407,599,393
PROFESSIONAL SERVICES — 0.50%
Dun & Bradstreet Corp. (The)	29,632	3,615,104
Equifax Inc.	330,618	32,099,702
IHS Inc. Class Aa	163,612	21,045,412
Nielsen NV	704,515	31,541,136
Robert Half International Inc.	375,262	20,827,041
Towers Watson & Co. Class A	34,280	4,312,424
Verisk Analytics Inc. Class Aa	468,363	34,078,092

		147,518,911
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.20%
American Tower Corp.	1,174,038	109,526,005
Boston Properties Inc.	388,300	46,999,832
Columbia Property Trust Inc.[b]	42,392	1,040,724
Crown Castle International Corp.	926,014	74,358,924
Digital Realty Trust Inc.	216,554	14,439,821
Empire State Realty Trust Inc. Class A	145,779	2,486,990
Equinix Inc.[b]	157,752	40,069,008
Equity Lifestyle Properties Inc.[b]	234,034	12,305,508
Extra Space Storage Inc.[b]	323,638	21,107,670
Federal Realty Investment Trust[b]	190,809	24,440,725
Gaming and Leisure Properties Inc.	33,330	1,221,878
Health Care REIT Inc.	439,316	28,832,309
Healthcare Trust of America Inc. Class Ab	34,085	816,336
Iron Mountain Inc.[b]	229,301	7,108,331
Lamar Advertising Co. Class A	224,984	12,932,080
Omega Healthcare Investors Inc.	138,077	4,740,183
Plum Creek Timber Co. Inc.	200,044	8,115,785
Post Properties Inc.	51,113	2,779,014
Public Storage	366,838	67,633,922
Simon Property Group Inc.	863,773	149,450,004
Tanger Factory Outlet Centers Inc.[b]	266,248	8,440,062
Taubman Centers Inc.	63,695	4,426,802
Weyerhaeuser Co.	123,700	3,896,550

		647,168,463
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.20%
CBRE Group Inc. Class Aa	794,623	29,401,051
Howard Hughes Corp. (The)[a]	44,564	6,396,716
Jones Lang LaSalle Inc.	90,737	15,516,027
Realogy Holdings Corp.[a]	148,176	6,922,783

		58,236,577
ROAD & RAIL — 1.15%
AMERCO	9,713	3,175,277
Avis Budget Group Inc.[a,b]	293,987	12,958,947
CSX Corp.	708,150	23,121,098
Genesee & Wyoming Inc. Class Aa	57,505	4,380,731
Hertz Global Holdings Inc.[a,b]	1,127,619	20,432,456
JB Hunt Transport Services Inc.	255,532	20,976,622
Landstar System Inc.	123,381	8,250,487
Old Dominion Freight Line Inc.[a]	193,899	13,302,441
Union Pacific Corp.	2,429,839	231,733,745

		338,331,804

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2015

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.22%
Altera Corp.	260,141	$13,319,219
Analog Devices Inc.	795,508	51,059,681
Applied Materials Inc.	2,020,522	38,834,433
Atmel Corp.	1,159,542	11,427,286
Avago Technologies Ltd.	711,994	94,645,362
Broadcom Corp. Class A	112,043	5,769,094
Freescale Semiconductor Ltd.[a]	281,358	11,245,879
Intel Corp.	922,571	28,059,997
KLA-Tencor Corp.	444,286	24,973,316
Lam Research Corp.	314,057	25,548,537
Linear Technology Corp.	665,277	29,425,202
Maxim Integrated Products Inc.	272,204	9,411,453
Microchip Technology Inc.	562,086	26,656,929
Micron Technology Inc.[a]	237,369	4,472,032
ON Semiconductor Corp.[a,b]	1,100,592	12,865,921
Qorvo Inc.[a]	415,151	33,324,171
Skyworks Solutions Inc.	529,964	55,169,252
SunEdison Inc.[a,b]	696,306	20,826,512
SunPower Corp.[a,b]	11,182	317,681
Texas Instruments Inc.	2,887,010	148,709,885
Xilinx Inc.	166,006	7,330,825

		653,392,667
SOFTWARE — 5.22%
Adobe Systems Inc.[a]	1,388,212	112,459,054
ANSYS Inc.[a]	47,134	4,300,506
Autodesk Inc.[a,b]	469,914	23,530,943
Cadence Design Systems Inc.[a,b]	813,092	15,985,389
CDK Global Inc.	445,383	24,041,774
Citrix Systems Inc.[a]	445,305	31,242,599
Electronic Arts Inc.[a]	872,552	58,024,708
FactSet Research Systems Inc.	116,033	18,856,523
FireEye Inc.[a,b]	383,249	18,744,709
Fortinet Inc.[a]	396,755	16,397,884
Informatica Corp.[a]	290,904	14,100,117
Intuit Inc.	764,922	77,081,190
King Digital Entertainment PLC	223,337	3,182,552
Microsoft Corp.	12,729,140	561,991,531
NetSuite Inc.[a,b]	110,740	10,160,395
Oracle Corp.	5,275,578	212,605,793
PTC Inc.[a]	318,681	13,072,295
Red Hat Inc.[a]	508,001	38,572,516
salesforce.com inc.[a,b]	1,820,379	126,752,990
ServiceNow Inc.[a,b]	427,281	31,751,251
SolarWinds Inc.[a,b]	185,289	8,547,382
Solera Holdings Inc.	185,226	8,253,670
Splunk Inc.[a]	348,140	24,237,507
SS&C Technologies Holdings Inc.	177,711	11,106,937
Synopsys Inc.[a]	31,451	1,592,993
Tableau Software Inc. Class Aa	137,660	15,872,198
Ultimate Software Group Inc. (The)[a]	79,399	13,048,432
VMware Inc. Class Aa,b	227,617	19,515,882
Workday Inc. Class Aa,b	294,724	22,513,966

		1,537,543,686
SPECIALTY RETAIL — 4.40%
Aaron’s Inc.	26,650	964,997
Advance Auto Parts Inc.	203,239	32,373,940
AutoNation Inc.[a]	202,408	12,747,656

Security	Shares	Value

AutoZone Inc.[a]	86,639	$57,779,549
Bed Bath & Beyond Inc.[a,b]	475,923	32,829,169
Cabela’s Inc.[a,b]	13,327	666,083
CarMax Inc.[a,b]	579,809	38,389,154
CST Brands Inc.	174,138	6,801,830
Dick’s Sporting Goods Inc.	176,113	9,117,370
DSW Inc. Class A	12,221	407,815
Foot Locker Inc.	336,080	22,520,721
Gap Inc. (The)	662,040	25,270,067
GNC Holdings Inc. Class A	240,588	10,701,354
Home Depot Inc. (The)	3,604,852	400,607,203
L Brands Inc.	686,328	58,838,899
Lowe’s Companies Inc.	2,641,020	176,869,109
Michaels Companies Inc. (The)[a,b]	174,115	4,685,435
Murphy USA Inc.[a]	7,670	428,139
O’Reilly Automotive Inc.[a]	280,135	63,304,907
Office Depot Inc.[a]	269,178	2,331,081
Penske Automotive Group Inc.	44,350	2,311,079
Ross Stores Inc.	1,147,584	55,784,058
Sally Beauty Holdings Inc.[a,b]	438,055	13,833,777
Signet Jewelers Ltd.	223,017	28,599,700
Tiffany & Co.	236,605	21,720,339
TJX Companies Inc. (The)	1,888,040	124,931,607
Tractor Supply Co.	377,937	33,991,654
Ulta Salon Cosmetics & Fragrance Inc.[a]	178,480	27,566,236
Urban Outfitters Inc.[a,b]	271,574	9,505,090
Williams-Sonoma Inc.	254,715	20,955,403

		1,296,833,421
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.89%
3D Systems Corp.[a,b]	113,985	2,224,987
Apple Inc.	15,988,115	2,005,309,324
EMC Corp./MA	442,418	11,675,411
NetApp Inc.	259,833	8,200,330

		2,027,410,052
TEXTILES, APPAREL & LUXURY GOODS — 1.49%
Carter’s Inc.	145,962	15,515,761
Coach Inc.[b]	107,459	3,719,156
Fossil Group Inc.[a,b]	95,541	6,626,724
Hanesbrands Inc.	1,112,983	37,084,594
Kate Spade & Co.[a]	354,649	7,639,139
lululemon athletica Inc.[a]	309,917	20,237,580
Michael Kors Holdings Ltd.[a]	551,876	23,228,461
NIKE Inc. Class B	1,881,642	203,254,969
Ralph Lauren Corp.	9,141	1,209,903
Skechers U.S.A. Inc. Class Aa	113,665	12,479,280
Under Armour Inc. Class Aa,b	495,112	41,312,145
VF Corp.	937,568	65,385,992

		437,693,704
TOBACCO — 1.73%
Altria Group Inc.	5,135,403	251,172,561
Philip Morris International Inc.	2,140,865	171,633,147
Reynolds American Inc.	1,145,611	85,531,317

		508,337,025
TRADING COMPANIES & DISTRIBUTORS — 0.44%
Air Lease Corp.	14,576	494,126
Fastenal Co.	814,332	34,348,524

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

June 30, 2015

Security	Shares	Value

HD Supply Holdings Inc.[a]	473,551	$16,659,524
MSC Industrial Direct Co. Inc. Class A	40,597	2,832,453
United Rentals Inc.[a,b]	269,398	23,604,653
Watsco Inc.	72,318	8,948,629
WW Grainger Inc.	185,500	43,898,575

		130,786,484
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
SBA Communications Corp. Class Aa	177,302	20,384,411

		20,384,411

TOTAL COMMON STOCKS
(Cost: $21,606,394,732)		29,406,521,498

SHORT-TERM INVESTMENTS — 1.90%

MONEY MARKET FUNDS — 1.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	482,628,082	482,628,082
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	28,144,077	28,144,077
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	49,000,947	49,000,947

		559,773,106

TOTAL SHORT-TERM INVESTMENTS
(Cost: $559,773,106)		559,773,106

TOTAL INVESTMENTS IN SECURITIES — 101.79%
(Cost: $22,166,167,838)		29,966,294,604
Other Assets, Less Liabilities — (1.79)%		(526,834,721)

NET ASSETS — 100.00%		$29,439,459,883

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	223	Sep. 2015	Chicago Mercantile	$22,906,560	$27,922

See accompanying notes to schedules of investments.

227

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.60%

AEROSPACE & DEFENSE — 2.23%
General Dynamics Corp.	502,610	$71,214,811
L-3 Communications Holdings Inc.	204,979	23,240,519
Lockheed Martin Corp.	190,164	35,351,488
Northrop Grumman Corp.	335,069	53,151,995
Orbital ATK Inc.	149,971	11,001,873
Precision Castparts Corp.	277,804	55,524,686
Raytheon Co.	757,965	72,522,091
Spirit AeroSystems Holdings Inc. Class Aa	27,021	1,489,127
Textron Inc.	534,059	23,835,053
Triumph Group Inc.	122,107	8,057,841
United Technologies Corp.	2,007,425	222,683,655

		578,073,139
AIR FREIGHT & LOGISTICS — 0.30%
FedEx Corp.	449,685	76,626,324

		76,626,324
AIRLINES — 0.06%
Copa Holdings SA Class A	81,570	6,736,866
JetBlue Airways Corp.[a]	486,758	10,105,096

		16,841,962
AUTO COMPONENTS — 0.36%
Gentex Corp./MI	364,535	5,985,665
Goodyear Tire & Rubber Co. (The)	672,054	20,262,428
Johnson Controls Inc.	1,270,423	62,924,051
Lear Corp.	46,822	5,256,238

		94,428,382
AUTOMOBILES — 1.13%
Ford Motor Co.	9,697,282	145,556,203
General Motors Co.	3,991,742	133,044,761
Harley-Davidson Inc.	233,650	13,166,177

		291,767,141
BANKS — 11.54%
Associated Banc-Corp.	377,975	7,661,553
Bank of America Corp.	26,080,678	443,893,140
Bank of Hawaii Corp.	108,093	7,207,641
BankUnited Inc.	256,274	9,207,925
BB&T Corp.	1,812,430	73,059,053
BOK Financial Corp.	69,975	4,868,861
CIT Group Inc.	433,457	20,151,416
Citigroup Inc.	7,534,941	416,230,141
Citizens Financial Group Inc.	776,485	21,205,805
City National Corp./CA	119,144	10,769,426
Comerica Inc.	443,042	22,736,915
Commerce Bancshares Inc./MO	204,090	9,545,289
Cullen/Frost Bankers Inc.	134,340	10,556,437
East West Bancorp Inc.	358,662	16,075,231
Fifth Third Bancorp	2,012,296	41,896,003

Security	Shares	Value

First Horizon National Corp.	578,651	$9,067,461
First Niagara Financial Group Inc.	879,912	8,306,369
First Republic Bank/CA	354,065	22,316,717
Huntington Bancshares Inc./OH	2,012,409	22,760,346
JPMorgan Chase & Co.	9,215,906	624,469,791
KeyCorp	2,108,764	31,673,635
M&T Bank Corp.	330,374	41,273,624
PacWest Bancorp	252,415	11,802,925
People’s United Financial Inc.	766,024	12,417,249
PNC Financial Services Group Inc. (The)[b]	1,286,349	123,039,282
Popular Inc.[a]	256,489	7,402,273
Regions Financial Corp.	3,331,140	34,510,610
Signature Bank/New York NYa	10,420	1,525,384
SunTrust Banks Inc.	1,282,407	55,169,149
SVB Financial Group[a]	47,233	6,800,607
Synovus Financial Corp.	330,104	10,173,805
TCF Financial Corp.	418,614	6,953,179
U.S. Bancorp/MN	4,160,452	180,563,617
Wells Fargo & Co.	11,569,505	650,668,961
Zions BanCorp.	506,665	16,079,014

		2,992,038,834
BEVERAGES — 0.10%
Brown-Forman Corp. Class A	4,744	528,576
Brown-Forman Corp. Class B	21,869	2,190,836
Molson Coors Brewing Co. Class B	343,108	23,952,370

		26,671,782
BIOTECHNOLOGY — 0.03%
Alkermes PLC[a]	63,356	4,076,325
Alnylam Pharmaceuticals Inc.[a,c]	33,466	4,011,569

		8,087,894
BUILDING PRODUCTS — 0.10%
Armstrong World Industries Inc.[a]	36,095	1,923,142
Fortune Brands Home & Security Inc.	256,798	11,766,484
Owens Corning	292,414	12,062,078

		25,751,704
CAPITAL MARKETS — 3.28%
Ameriprise Financial Inc.	75,065	9,377,871
Bank of New York Mellon Corp. (The)	2,484,729	104,284,076
BlackRock Inc.[b]	212,538	73,533,897
Charles Schwab Corp. (The)	834,866	27,258,375
E*TRADE Financial Corp.[a,c]	721,721	21,615,544
Franklin Resources Inc.	963,586	47,244,622
Goldman Sachs Group Inc. (The)	1,072,910	224,012,879
Interactive Brokers Group Inc. Class A	130,259	5,413,564
Invesco Ltd.	936,543	35,110,997
Legg Mason Inc.	162,897	8,394,082
Morgan Stanley	3,807,301	147,685,206
Northern Trust Corp.	579,792	44,330,896
Raymond James Financial Inc.	318,270	18,962,527
State Street Corp.	1,022,584	78,738,968
TD Ameritrade Holding Corp.	97,923	3,605,525
Waddell & Reed Financial Inc. Class A	12,953	612,806

		850,181,835

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2015

Security	Shares	Value

CHEMICALS — 1.67%
Air Products & Chemicals Inc.	94,206	$12,890,207
Airgas Inc.	131,451	13,904,887
Albemarle Corp.	279,707	15,459,406
Ashland Inc.	152,354	18,571,953
Cabot Corp.	157,280	5,864,971
Celanese Corp. Series A	354,165	25,457,380
Cytec Industries Inc.	159,600	9,660,588
Dow Chemical Co. (The)	2,488,276	127,325,083
Eastman Chemical Co.	277,866	22,734,996
EI du Pont de Nemours & Co.	1,209,723	77,361,786
FMC Corp.	91,332	4,799,497
Huntsman Corp.	185,834	4,101,356
Mosaic Co. (The)	865,665	40,556,405
Platform Specialty Products Corp.[a]	250,241	6,401,165
Praxair Inc.	120,143	14,363,096
Scotts Miracle-Gro Co. (The) Class A	11,397	674,816
Sigma-Aldrich Corp.	181,901	25,347,904
Westlake Chemical Corp.	99,709	6,839,040

		432,314,536
COMMERCIAL SERVICES & SUPPLIES — 0.49%
ADT Corp. (The)[c]	427,444	14,349,295
Clean Harbors Inc.[a,c]	47,102	2,531,261
KAR Auction Services Inc.	233,267	8,724,186
Pitney Bowes Inc.	306,378	6,375,726
Republic Services Inc.	603,380	23,634,395
RR Donnelley & Sons Co.	245,552	4,279,971
Tyco International PLC	131,466	5,058,812
Waste Connections Inc.	309,034	14,561,682
Waste Management Inc.	1,041,857	48,290,072

		127,805,400
COMMUNICATIONS EQUIPMENT — 2.47%
ARRIS Group Inc.[a]	280,779	8,591,837
Brocade Communications Systems Inc.	1,035,597	12,302,892
Cisco Systems Inc.	12,630,351	346,829,439
CommScope Holding Co. Inc.[a]	145,262	4,431,944
EchoStar Corp. Class Aa	109,308	5,321,114
Harris Corp.	256,110	19,697,420
JDS Uniphase Corp.[a]	580,254	6,719,341
Juniper Networks Inc.	809,046	21,010,925
QUALCOMM Inc.	3,433,140	215,017,558

		639,922,470
CONSTRUCTION & ENGINEERING — 0.28%
AECOM[a,c]	323,471	10,700,421
Chicago Bridge & Iron Co. NV	242,755	12,147,460
Fluor Corp.	365,065	19,352,096
Jacobs Engineering Group Inc.[a,c]	311,221	12,641,797
KBR Inc.	357,484	6,963,788
Quanta Services Inc.[a]	406,435	11,713,457

		73,519,019
CONSTRUCTION MATERIALS — 0.17%
Martin Marietta Materials Inc.	144,514	20,450,176
Vulcan Materials Co.	286,848	24,075,153

		44,525,329

Security	Shares	Value

CONSUMER FINANCE — 1.47%
Ally Financial Inc.[a,c]	1,109,243	$24,880,320
American Express Co.	1,729,898	134,447,673
Capital One Financial Corp.	1,357,153	119,388,749
Discover Financial Services	1,099,221	63,337,114
Navient Corp.	969,489	17,654,395
Santander Consumer USA Holdings Inc.	207,814	5,313,804
SLM Corp.[a]	84,394	832,969
Springleaf Holdings Inc.[a]	129,156	5,929,552
Synchrony Financial[a]	318,307	10,481,849

		382,266,425
CONTAINERS & PACKAGING — 0.35%
AptarGroup Inc.	126,433	8,062,632
Avery Dennison Corp.	15,787	962,060
Bemis Co. Inc.	215,158	9,684,262
Crown Holdings Inc.[a]	193,219	10,223,217
Graphic Packaging Holding Co.	344,803	4,803,106
MeadWestvaco Corp.	417,977	19,724,335
Owens-Illinois Inc.[a]	374,431	8,589,447
Rock-Tenn Co. Class A	283,976	17,095,355
Sonoco Products Co.	250,051	10,717,186

		89,861,600
DISTRIBUTORS — 0.01%
Genuine Parts Co.	26,815	2,400,747

		2,400,747
DIVERSIFIED CONSUMER SERVICES — 0.04%
Graham Holdings Co. Class B	8,642	9,290,582
H&R Block Inc.	44,339	1,314,651

		10,605,233
DIVERSIFIED FINANCIAL SERVICES — 2.93%
Berkshire Hathaway Inc. Class Ba	4,318,452	587,784,502
CME Group Inc./IL	796,305	74,104,143
Intercontinental Exchange Inc.	178,103	39,825,612
Leucadia National Corp.	709,237	17,220,275
NASDAQ OMX Group Inc. (The)	288,909	14,101,648
Voya Financial Inc.	569,505	26,464,897

		759,501,077
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.24%
AT&T Inc.	12,896,170	458,071,958
CenturyLink Inc.	1,400,661	41,151,420
Frontier Communications Corp.	2,486,382	12,307,591
Level 3 Communications Inc.[a]	633,334	33,357,702
Verizon Communications Inc.	729,822	34,017,004
Zayo Group Holdings Inc.[a,c]	48,029	1,235,306

		580,140,981
ELECTRIC UTILITIES — 2.99%
American Electric Power Co. Inc.	1,217,069	64,468,145
Duke Energy Corp.	1,717,572	121,294,935
Edison International	809,464	44,990,009
Entergy Corp.	446,312	31,464,996
Eversource Energy	789,368	35,845,201

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2015

Security	Shares	Value

Exelon Corp.	2,139,373	$67,219,100
FirstEnergy Corp.	1,048,910	34,142,021
Great Plains Energy Inc.	382,355	9,237,697
Hawaiian Electric Industries Inc.	266,202	7,914,185
ITC Holdings Corp.	242,708	7,810,343
NextEra Energy Inc.	1,103,096	108,136,501
OGE Energy Corp.	498,031	14,228,746
Pepco Holdings Inc.	630,899	16,996,419
Pinnacle West Capital Corp.	276,218	15,714,042
PPL Corp.	1,659,810	48,914,601
Southern Co. (The)	2,255,969	94,525,101
Westar Energy Inc.	327,705	11,214,065
Xcel Energy Inc.	1,259,475	40,529,905

		774,646,012
ELECTRICAL EQUIPMENT — 0.52%
Babcock & Wilcox Co. (The)	212,373	6,965,834
Eaton Corp. PLC	1,160,246	78,305,003
Emerson Electric Co.	516,833	28,648,053
Hubbell Inc. Class B	125,359	13,573,872
Regal Beloit Corp.	105,157	7,633,347

		135,126,109
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.53%
Arrow Electronics Inc.[a]	238,853	13,327,997
Avnet Inc.	338,970	13,935,057
Corning Inc.	3,126,388	61,683,635
Dolby Laboratories Inc. Class A	123,423	4,897,425
FLIR Systems Inc.	128,132	3,949,028
Ingram Micro Inc. Class Aa,c	365,579	9,150,442
Jabil Circuit Inc.	390,868	8,321,580
Keysight Technologies Inc.[a]	66,589	2,076,911
National Instruments Corp.	217,322	6,402,306
Trimble Navigation Ltd.[a]	613,164	14,384,828

		138,129,209
ENERGY EQUIPMENT & SERVICES — 2.34%
Baker Hughes Inc.	1,079,762	66,621,315
Cameron International Corp.[a,c]	476,222	24,939,746
Diamond Offshore Drilling Inc.[c]	159,125	4,107,016
Dril-Quip Inc.[a]	96,518	7,262,980
Ensco PLC Class A	580,620	12,930,407
FMC Technologies Inc.[a]	199,714	8,286,134
Frank’s International NV	85,664	1,613,910
Halliburton Co.	2,113,450	91,026,292
Helmerich & Payne Inc.	240,368	16,926,715
Nabors Industries Ltd.	818,688	11,813,668
National Oilwell Varco Inc.	963,615	46,523,332
Noble Corp. PLC	599,625	9,228,229
Oceaneering International Inc.	201,881	9,405,636
Patterson-UTI Energy Inc.	363,825	6,845,367
Rowan Companies PLC Class A	309,190	6,527,001
RPC Inc.	124,600	1,723,218
Schlumberger Ltd.	2,771,791	238,900,666
Seadrill Ltd.[c]	926,000	9,574,840
Superior Energy Services Inc.	372,848	7,844,722
Weatherford International PLC[a]	1,927,987	23,656,400

		605,757,594

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.93%
CVS Health Corp.	205,072	$21,507,951
Rite Aid Corp.[a]	994,908	8,307,482
Sysco Corp.	1,014,997	36,641,392
Wal-Mart Stores Inc.	3,922,812	278,245,055
Walgreens Boots Alliance Inc.	1,812,780	153,071,143
Whole Foods Market Inc.	74,582	2,941,514

		500,714,537
FOOD PRODUCTS — 1.60%
Archer-Daniels-Midland Co.	1,540,987	74,306,393
Bunge Ltd.	357,010	31,345,478
Campbell Soup Co.	177,341	8,450,299
ConAgra Foods Inc.	916,751	40,080,354
Flowers Foods Inc.	47,005	994,156
Ingredion Inc.	154,915	12,363,766
JM Smucker Co. (The)	297,451	32,246,663
Kellogg Co.	62,498	3,918,624
Mondelez International Inc. Class A	4,039,855	166,199,635
Pilgrim’s Pride Corp.[c]	141,198	3,243,318
Pinnacle Foods Inc.	288,837	13,153,637
Tyson Foods Inc. Class A	695,489	29,648,696

		415,951,019
GAS UTILITIES — 0.24%
AGL Resources Inc.	299,326	13,936,618
Atmos Energy Corp.	250,345	12,837,692
National Fuel Gas Co.	209,212	12,320,495
Questar Corp.	435,452	9,105,301
UGI Corp.	430,333	14,824,972

		63,025,078
HEALTH CARE EQUIPMENT & SUPPLIES — 2.61%
Abbott Laboratories	3,697,404	181,468,588
Alere Inc.[a]	75,525	3,983,944
Baxter International Inc.	493,687	34,523,532
Boston Scientific Corp.[a]	3,070,765	54,352,541
Cooper Companies Inc. (The)	38,057	6,773,004
DENTSPLY International Inc.	257,785	13,288,817
Hill-Rom Holdings Inc.	11,370	617,732
Medtronic PLC	3,539,103	262,247,532
St. Jude Medical Inc.	305,148	22,297,164
Stryker Corp.	413,730	39,540,176
Teleflex Inc.	103,644	14,038,580
Zimmer Biomet Holdings Inc.	397,113	43,376,653

		676,508,263
HEALTH CARE PROVIDERS & SERVICES — 1.84%
Aetna Inc.	654,004	83,359,350
Anthem Inc.	524,060	86,019,208
Brookdale Senior Living Inc.[a]	357,771	12,414,654
Cardinal Health Inc.	78,710	6,584,092
Catamaran Corp.[a]	223,725	13,665,123
Community Health Systems Inc.[a,c]	294,070	18,517,588
DaVita HealthCare Partners Inc.[a]	312,529	24,836,680
Express Scripts Holding Co.[a,c]	290,275	25,817,058
HCA Holdings Inc.[a,c]	734,289	66,614,698
Health Net Inc./CAa	159,625	10,235,155

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2015

Security	Shares	Value

Humana Inc.	27,461	$5,252,740
Laboratory Corp. of America Holdings[a]	167,276	20,277,197
LifePoint Health Inc.[a]	99,046	8,612,050
MEDNAX Inc.[a]	98,047	7,266,263
Omnicare Inc.	159,770	15,058,322
Patterson Companies Inc.	96,657	4,702,363
Quest Diagnostics Inc.	357,333	25,913,789
UnitedHealth Group Inc.	118,756	14,488,232
Universal Health Services Inc. Class B	187,292	26,614,193
VCA Inc.[a]	11,602	631,207

		476,879,962
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a,c]	310,316	4,245,123

		4,245,123
HOTELS, RESTAURANTS & LEISURE — 0.54%
Aramark	40,716	1,260,974
Carnival Corp.	1,055,210	52,116,822
Darden Restaurants Inc.	251,076	17,846,482
Hyatt Hotels Corp. Class Aa,c	84,394	4,784,296
International Game Technology PLC[a]	76,289	1,354,893
MGM Resorts International[a]	1,031,832	18,830,934
Norwegian Cruise Line Holdings Ltd.[a,c]	26,370	1,477,775
Royal Caribbean Cruises Ltd.	427,463	33,637,063
Wendy’s Co. (The)[c]	674,677	7,610,357
Wynn Resorts Ltd.	23,163	2,285,493

		141,205,089
HOUSEHOLD DURABLES — 0.48%
DR Horton Inc.	476,722	13,043,114
Garmin Ltd.	293,532	12,894,861
Lennar Corp. Class A	262,022	13,373,603
Lennar Corp. Class B	14,625	630,630
Mohawk Industries Inc.[a]	45,588	8,702,749
Newell Rubbermaid Inc.	332,700	13,677,297
PulteGroup Inc.	908,445	18,305,167
Toll Brothers Inc.[a,c]	283,334	10,820,525
Tupperware Brands Corp.	6,666	430,224
Whirlpool Corp.	180,649	31,261,309

		123,139,479
HOUSEHOLD PRODUCTS — 2.29%
Clorox Co. (The)	67,286	6,999,090
Colgate-Palmolive Co.	277,233	18,133,811
Energizer Holdings Inc.	154,858	20,371,570
Kimberly-Clark Corp.	187,701	19,890,675
Procter & Gamble Co. (The)	6,737,348	527,130,107

		592,525,253
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.23%
AES Corp./VA	1,698,637	22,523,927
Calpine Corp.[a,c]	821,069	14,771,031
NRG Energy Inc.	830,590	19,003,899
TerraForm Power Inc.	120,143	4,563,031

		60,861,888

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 3.13%
Carlisle Companies Inc.	126,129	$12,628,035
Danaher Corp.	1,240,931	106,211,284
General Electric Co.	25,021,940	664,832,946
Roper Technologies Inc.	154,275	26,606,267

		810,278,532
INSURANCE — 5.53%
ACE Ltd.	811,012	82,463,700
Aflac Inc.	1,077,789	67,038,476
Alleghany Corp.[a]	39,863	18,686,180
Allied World Assurance Co. Holdings AG	236,529	10,222,783
Allstate Corp. (The)	1,016,019	65,909,153
American Financial Group Inc./OH	170,908	11,115,856
American International Group Inc.	3,311,507	204,717,363
American National Insurance Co.	17,914	1,832,960
AmTrust Financial Services Inc.	89,773	5,881,029
Arch Capital Group Ltd.[a,c]	308,853	20,680,797
Arthur J Gallagher & Co.	185,216	8,760,717
Aspen Insurance Holdings Ltd.	152,697	7,314,186
Assurant Inc.	168,303	11,276,301
Assured Guaranty Ltd.	373,958	8,971,252
Axis Capital Holdings Ltd.	250,123	13,349,065
Brown & Brown Inc.	287,118	9,434,697
Chubb Corp. (The)	570,759	54,302,011
Cincinnati Financial Corp.	409,273	20,537,319
CNA Financial Corp.	66,675	2,547,652
Endurance Specialty Holdings Ltd.	111,912	7,352,618
Everest Re Group Ltd.	110,651	20,139,589
FNF Group	697,723	25,808,774
Genworth Financial Inc. Class Aa	1,232,618	9,330,918
Hanover Insurance Group Inc. (The)	109,582	8,112,355
Hartford Financial Services Group Inc. (The)	1,043,310	43,370,397
HCC Insurance Holdings Inc.	238,457	18,323,036
Lincoln National Corp.	628,679	37,230,370
Loews Corp.	774,079	29,809,782
Markel Corp.[a,c]	31,124	24,920,364
Marsh & McLennan Companies Inc.	535,239	30,348,051
Mercury General Corp.	53,355	2,969,206
MetLife Inc.	2,326,638	130,268,462
Old Republic International Corp.	647,211	10,115,908
PartnerRe Ltd.	119,075	15,301,138
Principal Financial Group Inc.	731,451	37,516,122
ProAssurance Corp.	136,333	6,299,948
Progressive Corp. (The)	1,457,751	40,569,210
Prudential Financial Inc.	1,125,153	98,473,391
Reinsurance Group of America Inc.	165,080	15,661,140
RenaissanceRe Holdings Ltd.	114,128	11,585,133
StanCorp Financial Group Inc.	104,601	7,908,882
Torchmark Corp.	314,208	18,293,190
Travelers Companies Inc. (The)	791,631	76,519,052
Unum Group	621,053	22,202,645
Validus Holdings Ltd.	209,612	9,220,832
White Mountains Insurance Group Ltd.[c]	14,850	9,725,859
WR Berkley Corp.	240,959	12,513,001
XL Group PLC	762,552	28,366,934

		1,433,297,804

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2015

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.07%
Liberty Interactive Corp. QVC Group Series Aa	673,406	$18,687,017

		18,687,017
INTERNET SOFTWARE & SERVICES — 0.39%
HomeAway Inc.[a,c]	159,736	4,970,984
Yahoo! Inc.[a]	2,330,943	91,582,751
Zillow Group Inc. Class Aa	43,827	3,801,554

		100,355,289
IT SERVICES — 1.16%
Amdocs Ltd.	384,950	21,014,420
Automatic Data Processing Inc.	230,427	18,487,158
Black Knight Financial Services Inc. Class Aa	6,307	194,697
Booz Allen Hamilton Holding Corp.	18,654	470,827
Computer Sciences Corp.	345,398	22,671,925
CoreLogic Inc./U.S.[a]	123,188	4,889,332
DST Systems Inc.	20,642	2,600,479
Fidelity National Information Services Inc.	401,294	24,799,969
International Business Machines Corp.	1,003,557	163,238,582
Leidos Holdings Inc.	151,131	6,101,158
Paychex Inc.	102,912	4,824,515
Teradata Corp.[a,c]	90,439	3,346,243
Xerox Corp.	2,744,883	29,205,555

		301,844,860
LEISURE PRODUCTS — 0.13%
Brunswick Corp./DE	60,415	3,072,707
Hasbro Inc.	51,892	3,881,003
Mattel Inc.	842,185	21,635,732
Vista Outdoor Inc.[a]	137,709	6,183,134

		34,772,576
LIFE SCIENCES TOOLS & SERVICES — 0.61%
Agilent Technologies Inc.	827,731	31,933,862
Bio-Rad Laboratories Inc. Class Aa,c	51,195	7,710,479
Bio-Techne Corp.	54,049	5,322,205
PerkinElmer Inc.	237,034	12,477,470
QIAGEN NVa	578,979	14,352,889
Quintiles Transnational Holdings Inc.[a]	10,398	754,999
Thermo Fisher Scientific Inc.	655,526	85,061,054
VWR Corp.[a,c]	37,287	996,681

		158,609,639
MACHINERY — 1.90%
AGCO Corp.	187,964	10,672,596
Allison Transmission Holdings Inc.	203,474	5,953,649
Caterpillar Inc.	1,238,430	105,043,633
Colfax Corp.[a]	248,871	11,485,397
Crane Co.	119,243	7,003,141
Cummins Inc.	115,775	15,188,522
Deere & Co.	680,080	66,001,764
Donaldson Co. Inc.	33,839	1,211,436
Dover Corp.	398,863	27,992,205
Flowserve Corp.	177,922	9,369,373
IDEX Corp.	17,081	1,342,225
Ingersoll-Rand PLC	611,666	41,238,522

Security	Shares	Value

ITT Corp.	221,054	$9,248,899
Joy Global Inc.[c]	241,313	8,735,531
Kennametal Inc.	196,459	6,703,181
Lincoln Electric Holdings Inc.	14,798	901,050
Manitowoc Co. Inc. (The)	337,396	6,612,962
Oshkosh Corp.	193,823	8,214,219
PACCAR Inc.	84,409	5,386,138
Parker-Hannifin Corp.	188,830	21,966,594
Pentair PLC	446,751	30,714,131
SPX Corp.	101,665	7,359,529
Stanley Black & Decker Inc.	346,856	36,503,125
Terex Corp.	260,459	6,055,672
Timken Co. (The)	192,522	7,040,530
Trinity Industries Inc.	383,973	10,148,406
Valmont Industries Inc.	55,224	6,564,477
Xylem Inc./NY	452,174	16,762,090

		491,418,997
MARINE — 0.04%
Kirby Corp.[a]	138,263	10,599,242

		10,599,242
MEDIA — 1.24%
Cablevision Systems Corp. Class A	429,600	10,284,624
Clear Channel Outdoor Holdings Inc. Class A	61,354	621,516
Comcast Corp. Class A	511,947	30,788,493
Comcast Corp. Class A Special NVS	91,626	5,492,062
Discovery Communications Inc. Class Aa	34,725	1,154,953
Discovery Communications Inc. Class C NVS[a]	61,155	1,900,697
DISH Network Corp. Class Aa	176,354	11,940,929
Gannett Co. Inc.[a]	280,497	3,924,146
John Wiley & Sons Inc. Class A	114,749	6,238,903
Liberty Broadband Corp. Class Aa	65,077	3,316,975
Liberty Broadband Corp. Class Ca,c	164,438	8,412,648
Liberty Media Corp. Class Aa	260,333	9,382,401
Liberty Media Corp. Class Ca	499,673	17,938,261
News Corp. Class Aa	957,116	13,964,322
News Corp. Class Ba	299,623	4,266,632
TEGNA Inc.	560,993	17,991,046
Thomson Reuters Corp.	819,479	31,197,566
Time Warner Inc.	993,378	86,831,171
Tribune Media Co.	199,823	10,668,550
Twenty-First Century Fox Inc. Class A	1,010,761	32,895,217
Twenty-First Century Fox Inc. Class B	387,097	12,472,265

		321,683,377
METALS & MINING — 0.78%
Alcoa Inc.	3,037,842	33,871,938
Allegheny Technologies Inc.	270,656	8,173,811
Freeport-McMoRan Inc.	2,583,794	48,110,244
Newmont Mining Corp.	1,242,904	29,034,237
Nucor Corp.	793,034	34,949,008
Reliance Steel & Aluminum Co.	184,100	11,134,368
Royal Gold Inc.	152,101	9,367,901
Southern Copper Corp.	190,363	5,598,576
Steel Dynamics Inc.	532,720	11,035,295
Tahoe Resources Inc.	346,450	4,202,439
U.S. Steel Corp.	361,021	7,444,253

		202,922,070

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2015

Security	Shares	Value

MULTI-UTILITIES — 2.07%
Alliant Energy Corp.	281,709	$16,260,243
Ameren Corp.	603,948	22,756,761
CenterPoint Energy Inc.	1,071,298	20,386,801
CMS Energy Corp.	689,092	21,940,689
Consolidated Edison Inc.	727,660	42,116,961
Dominion Resources Inc./VA	1,400,385	93,643,745
DTE Energy Co.	445,743	33,270,257
MDU Resources Group Inc.	482,677	9,426,682
NiSource Inc.	788,678	35,955,830
PG&E Corp.	1,192,341	58,543,943
Public Service Enterprise Group Inc.	1,256,735	49,364,551
SCANA Corp.	356,139	18,038,440
Sempra Energy	615,024	60,850,475
TECO Energy Inc.	582,676	10,290,058
Vectren Corp.	204,772	7,879,627
WEC Energy Group Inc.	785,667	35,331,431

		536,056,494
MULTILINE RETAIL — 0.70%
Dillard’s Inc. Class A	52,080	5,478,295
Family Dollar Stores Inc.	15,114	1,191,134
JC Penney Co. Inc.[a,c]	756,141	6,404,514
Kohl’s Corp.	504,159	31,565,395
Macy’s Inc.	237,618	16,032,087
Sears Holdings Corp.[a,c]	29,410	785,247
Target Corp.	1,454,205	118,706,754

		180,163,426
OIL, GAS & CONSUMABLE FUELS — 11.82%
Anadarko Petroleum Corp.	1,261,600	98,480,496
Antero Resources Corp.[a]	172,753	5,932,338
Apache Corp.	936,798	53,987,669
California Resources Corp.	779,226	4,706,525
Cheniere Energy Inc.[a]	587,781	40,709,712
Chesapeake Energy Corp.[c]	1,462,751	16,338,929
Chevron Corp.	4,669,932	450,508,340
Cimarex Energy Co.	235,253	25,950,758
Cobalt International Energy Inc.[a]	908,692	8,823,399
Concho Resources Inc.[a]	298,301	33,964,552
ConocoPhillips	3,062,077	188,042,149
CONSOL Energy Inc.	567,064	12,327,971
Continental Resorces Inc./OKa	142,519	6,041,380
CVR Energy Inc.	25,373	955,040
Denbury Resources Inc.	884,545	5,625,706
Devon Energy Corp.	1,021,231	60,753,032
Diamondback Energy Inc.[a]	156,147	11,770,361
Energen Corp.	181,122	12,370,633
EOG Resources Inc.	1,246,159	109,101,220
EP Energy Corp. Class Aa,c	90,309	1,149,634
EQT Corp.	378,760	30,808,338
Exxon Mobil Corp.	10,383,037	863,868,678
Golar LNG Ltd.[c]	222,822	10,428,070
Gulfport Energy Corp.[a]	239,537	9,641,364
Hess Corp.	626,412	41,894,435
HollyFrontier Corp.	413,011	17,631,440
Kinder Morgan Inc./DE	4,434,612	170,244,755
Kosmos Energy Ltd.[a]	390,693	3,293,542
Laredo Petroleum Inc.[a,c]	305,183	3,839,202
Marathon Oil Corp.	1,676,872	44,504,183

Security	Shares	Value

Marathon Petroleum Corp.	1,248,331	$65,300,195
Murphy Oil Corp.	443,411	18,432,595
Newfield Exploration Co.[a]	406,190	14,671,583
Noble Energy Inc.	964,233	41,153,464
Occidental Petroleum Corp.	1,907,716	148,363,073
ONEOK Inc.	284,544	11,233,797
PBF Energy Inc.	213,206	6,059,315
Phillips 66	1,345,286	108,376,240
Pioneer Natural Resources Co.	370,908	51,441,231
QEP Resources Inc.	437,797	8,103,622
Range Resources Corp.	393,357	19,423,969
SM Energy Co.	167,185	7,710,572
Southwestern Energy Co.[a]	957,290	21,759,202
Spectra Energy Corp.	1,667,742	54,368,389
Targa Resources Corp.	71,083	6,342,025
Teekay Corp.	70,754	3,029,686
Tesoro Corp.	293,979	24,814,767
Valero Energy Corp.	1,263,397	79,088,652
Whiting Petroleum Corp.[a]	508,683	17,091,749
World Fuel Services Corp.	146,514	7,025,346
WPX Energy Inc.[a,c]	507,391	6,230,762

		3,063,714,085
PAPER & FOREST PRODUCTS — 0.03%
Domtar Corp.	157,859	6,535,363
International Paper Co.	52,150	2,481,818

		9,017,181
PERSONAL PRODUCTS — 0.05%
Avon Products Inc.[c]	1,078,219	6,749,651
Herbalife Ltd.[a]	26,677	1,469,636
Nu Skin Enterprises Inc. Class A	114,786	5,409,864

		13,629,151
PHARMACEUTICALS — 6.68%
Allergan PLC[a]	534,121	162,084,359
Endo International PLC[a]	284,290	22,643,698
Hospira Inc.[a]	94,201	8,356,571
Johnson & Johnson	5,998,091	584,573,949
Mallinckrodt PLC[a]	176,528	20,780,876
Merck & Co. Inc.	6,216,332	353,895,781
Mylan NVa	158,299	10,742,170
Perrigo Co. PLC	296,149	54,737,220
Pfizer Inc.	15,291,727	512,731,606

		1,730,546,230
PROFESSIONAL SERVICES — 0.23%
Dun & Bradstreet Corp. (The)	62,874	7,670,628
IHS Inc. Class Aa	24,550	3,157,866
ManpowerGroup Inc.	194,949	17,424,542
Nielsen NV	283,661	12,699,503
Towers Watson & Co. Class A	141,921	17,853,662

		58,806,201
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.40%
Alexandria Real Estate Equities Inc.[c]	179,661	15,713,151
American Campus Communities Inc.	278,298	10,489,052
American Capital Agency Corp.	879,618	16,158,583
American Homes 4 Rent Class A	410,581	6,585,719

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2015

Security	Shares	Value

American Realty Capital Properties Inc.	2,255,276	$18,335,394
Annaly Capital Management Inc.	2,359,336	21,682,298
Apartment Investment & Management Co. Class A	389,966	14,401,444
Apple Hospitality REIT Inc.	461,241	8,703,618
AvalonBay Communities Inc.	328,390	52,499,709
BioMed Realty Trust Inc.	504,472	9,756,488
Boston Properties Inc.[c]	33,078	4,003,761
Brandywine Realty Trust	445,749	5,919,547
Brixmor Property Group Inc.	428,809	9,918,352
Camden Property Trust	216,550	16,085,334
CBL & Associates Properties Inc.[c]	413,823	6,703,933
Chimera Investment Corp.	509,466	6,984,779
Columbia Property Trust Inc.[c]	272,150	6,681,282
Communications Sales & Leasing Inc.[a]	298,958	7,390,242
Corporate Office Properties Trust	234,284	5,515,045
Corrections Corp. of America[c]	290,007	9,593,432
DDR Corp.	750,583	11,604,013
Digital Realty Trust Inc.[c]	143,368	9,559,778
Douglas Emmett Inc.[c]	361,476	9,738,163
Duke Realty Corp.	860,399	15,977,609
Empire State Realty Trust Inc. Class A	146,053	2,491,664
Equity Commonwealth[a]	321,485	8,252,520
Equity Residential	904,180	63,446,311
Essex Property Trust Inc.	162,419	34,514,037
Gaming and Leisure Properties Inc.	188,891	6,924,744
General Growth Properties Inc.	1,433,796	36,791,205
HCP Inc.	1,147,055	41,833,096
Health Care REIT Inc.	478,545	31,406,908
Healthcare Trust of America Inc. Class A	279,867	6,702,815
Home Properties Inc.	143,531	10,484,940
Hospitality Properties Trust	370,891	10,689,079
Host Hotels & Resorts Inc.	1,882,626	37,332,474
Iron Mountain Inc.[c]	317,251	9,834,781
Kilroy Realty Corp.	219,656	14,749,900
Kimco Realty Corp.	1,027,206	23,153,223
Liberty Property Trust	370,375	11,933,482
Macerich Co. (The)	393,498	29,354,951
MFA Financial Inc.	917,900	6,783,281
Mid-America Apartment Communities Inc.[c]	188,075	13,693,741
National Retail Properties Inc.	332,095	11,626,646
NorthStar Realty Finance Corp.	865,681	13,764,328
Omega Healthcare Investors Inc.[c]	329,664	11,317,365
Outfront Media Inc.	340,510	8,594,472
Paramount Group Inc.[c]	442,575	7,594,587
Piedmont Office Realty Trust Inc. Class A	382,610	6,730,110
Plum Creek Timber Co. Inc.[c]	256,788	10,417,889
Post Properties Inc.	89,702	4,877,098
Prologis Inc.	1,301,910	48,300,861
Public Storage	31,223	5,756,585
Rayonier Inc.	314,404	8,033,022
Realty Income Corp.[c]	578,503	25,679,748
Regency Centers Corp.[c]	235,417	13,884,895
Retail Properties of America Inc. Class Ac	587,790	8,187,915
Senior Housing Properties Trust	582,404	10,221,190
SL Green Realty Corp.	247,680	27,217,555
Spirit Realty Capital Inc.[c]	1,093,986	10,578,845
Starwood Property Trust Inc.[c]	590,118	12,728,845
Taubman Centers Inc.	88,331	6,139,004
Two Harbors Investment Corp.	908,444	8,848,245
UDR Inc.	644,886	20,655,699
Ventas Inc.	761,660	47,291,469
Vornado Realty Trust	467,758	44,404,267
Weingarten Realty Investors[c]	307,058	10,037,726

Security	Shares	Value

Weyerhaeuser Co.	1,175,838	$37,038,897
WP Carey Inc.	260,254	15,339,371
WP GLIMCHER Inc.	459,179	6,212,692

		1,141,853,204
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.14%
Forest City Enterprises Inc. Class Aa	541,243	11,961,470
Howard Hughes Corp. (The)[a]	58,652	8,418,908
Jones Lang LaSalle Inc.	30,239	5,170,869
Realogy Holdings Corp.[a,c]	230,952	10,790,078

		36,341,325
ROAD & RAIL — 0.66%
AMERCO	9,426	3,081,454
CSX Corp.	1,821,074	59,458,066
Genesee & Wyoming Inc. Class Aa	80,236	6,112,378
Kansas City Southern	275,031	25,082,827
Norfolk Southern Corp.	757,261	66,154,321
Ryder System Inc.	132,107	11,542,189

		171,431,235
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.44%
Altera Corp.	516,048	26,421,658
Analog Devices Inc.	66,045	4,239,098
Applied Materials Inc.	1,250,322	24,031,189
Broadcom Corp. Class A	1,272,221	65,506,659
Cree Inc.[a,c]	270,409	7,038,746
Cypress Semiconductor Corp.	822,537	9,673,035
First Solar Inc.[a]	187,209	8,795,079
Freescale Semiconductor Ltd.[a]	24,517	979,945
Intel Corp.	10,956,636	333,246,084
Lam Research Corp.	112,209	9,128,202
Marvell Technology Group Ltd.	1,129,821	14,896,690
Maxim Integrated Products Inc.	463,875	16,038,478
Micron Technology Inc.[a]	2,474,677	46,622,915
NVIDIA Corp.	1,338,081	26,908,809
ON Semiconductor Corp.[a]	81,898	957,388
SunEdison Inc.[a,c]	54,012	1,615,499
SunPower Corp.[a,c]	125,354	3,561,307
Teradyne Inc.	531,674	10,255,991
Xilinx Inc.	495,202	21,868,120

		631,784,892
SOFTWARE — 2.56%
Activision Blizzard Inc.	1,254,447	30,370,162
ANSYS Inc.[a]	181,512	16,561,155
Autodesk Inc.[a]	144,990	7,260,374
CA Inc.	785,986	23,021,530
Microsoft Corp.	8,698,801	384,052,064
Nuance Communications Inc.[a]	627,193	10,982,149
Oracle Corp.	3,147,745	126,854,124
SS&C Technologies Holdings Inc.	18,401	1,150,063
Symantec Corp.	1,691,344	39,323,748
Synopsys Inc.[a,c]	358,270	18,146,376
Zynga Inc. Class Aa,c	1,903,904	5,445,165

		663,166,910
SPECIALTY RETAIL — 0.43%
Aaron’s Inc.	136,860	4,955,701

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2015

Security	Shares	Value

Best Buy Co. Inc.	755,071	$24,622,865
Cabela’s Inc.[a,c]	113,258	5,660,635
CST Brands Inc.	33,338	1,302,182
Dick’s Sporting Goods Inc.	70,907	3,670,855
DSW Inc. Class A	170,819	5,700,230
Foot Locker Inc.	46,785	3,135,063
GameStop Corp. Class Ac	265,576	11,409,145
Murphy USA Inc.[a]	105,328	5,879,409
Office Depot Inc.[a]	1,116,469	9,668,622
Penske Automotive Group Inc.	65,940	3,436,133
Staples Inc.	1,593,889	24,402,441
Tiffany & Co.	68,859	6,321,256

		110,164,537
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.41%
3D Systems Corp.[a]	175,377	3,423,359
EMC Corp./MA	4,428,006	116,855,078
Hewlett-Packard Co.	4,514,180	135,470,542
Lexmark International Inc. Class A	151,905	6,714,201
NCR Corp.[a]	420,056	12,643,686
NetApp Inc.	543,911	17,165,831
SanDisk Corp.	516,799	30,088,038
Western Digital Corp.	558,241	43,777,259

		366,137,994
TEXTILES, APPAREL & LUXURY GOODS — 0.25%
Coach Inc.	591,601	20,475,310
Fossil Group Inc.[a]	19,089	1,324,013
PVH Corp.	205,725	23,699,520
Ralph Lauren Corp.	140,841	18,641,715

		64,140,558
THRIFTS & MORTGAGE FINANCE — 0.14%
Hudson City Bancorp Inc.	1,312,273	12,965,257
New York Community Bancorp Inc.[c]	1,106,392	20,335,485
TFS Financial Corp.	163,545	2,750,827

		36,051,569
TOBACCO — 0.65%
Altria Group Inc.	289,553	14,162,037
Philip Morris International Inc.	1,931,422	154,842,102

		169,004,139
TRADING COMPANIES & DISTRIBUTORS — 0.13%
Air Lease Corp.	240,739	8,161,052
GATX Corp.	108,796	5,782,507
MSC Industrial Direct Co. Inc. Class A	81,748	5,703,558
NOW Inc.[a,c]	270,290	5,381,474
WESCO International Inc.[a,c]	109,582	7,521,709

		32,550,300
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	172,449	14,249,461

		14,249,461

Security	Shares	Value

WATER UTILITIES — 0.13%
American Water Works Co. Inc.	447,994	$21,785,948
Aqua America Inc.	438,808	10,746,408

		32,532,356
WIRELESS TELECOMMUNICATION SERVICES — 0.24%
SBA Communications Corp. Class Aa	163,502	18,797,825
Sprint Corp.[a,c]	1,840,669	8,393,451
T-Mobile U.S. Inc.[a]	682,842	26,473,784
Telephone & Data Systems Inc.	232,955	6,848,877
U.S. Cellular Corp.[a]	32,546	1,226,008

		61,739,945

TOTAL COMMON STOCKS (Cost: $22,203,198,345)		25,819,597,025

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	234,511,243	234,511,243
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	13,675,338	13,675,338
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	77,969,208	77,969,208

		326,155,789
TOTAL SHORT-TERM INVESTMENTS
(Cost: $326,155,789)		326,155,789

TOTAL INVESTMENTS IN SECURITIES — 100.86%		26,145,752,814
(Cost: $22,529,354,134)
Other Assets, Less Liabilities — (0.86)%		(223,432,433)

NET ASSETS — 100.00%		$25,922,320,381

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

June 30, 2015

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	910	Sep. 2015	Chicago Mercantile	$93,475,200	$(877,140)

See accompanying notes to schedules of investments.

236

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.71%

AEROSPACE & DEFENSE — 1.59%
AAR Corp.	554,845	$17,682,910
Aerojet Rocketdyne Holdings Inc.[a,b]	978,361	20,164,020
Aerovironment Inc.[a,b]	309,389	8,068,865
American Science & Engineering Inc.	116,256	5,093,175
Astronics Corp.[a]	299,495	21,231,201
Cubic Corp.	337,795	16,072,286
Curtiss-Wright Corp.	742,181	53,763,592
DigitalGlobe Inc.[a,b]	1,132,288	31,466,283
Ducommun Inc.[a]	174,516	4,479,826
Engility Holdings Inc.	281,461	7,081,559
Esterline Technologies Corp.[a,b]	485,591	46,296,246
HEICO Corp.[b]	300,708	17,531,276
HEICO Corp. Class A	622,287	31,593,511
Keyw Holding Corp. (The)[a,b]	525,507	4,897,725
KLX Inc.[a]	822,426	36,293,659
Kratos Defense & Security Solutions Inc.[a,b]	712,868	4,491,068
Moog Inc. Class Aa	604,444	42,722,102
National Presto Industries Inc.[b]	76,355	6,132,834
Sparton Corp.[a,b]	156,428	4,273,613
TASER International Inc.[a,b]	834,874	27,809,653
Teledyne Technologies Inc.[a,b]	551,374	58,175,471
Vectrus Inc.[a]	164,126	4,081,814

		469,402,689
AIR FREIGHT & LOGISTICS — 0.57%
Air Transport Services Group Inc.[a]	827,937	8,685,059
Atlas Air Worldwide Holdings Inc.[a,b]	390,708	21,473,312
Echo Global Logistics Inc.[a,b]	463,544	15,139,347
Forward Air Corp.	483,998	25,293,735
Hub Group Inc. Class Aa,b	563,908	22,748,049
Park-Ohio Holdings Corp.	137,910	6,683,118
Radiant Logistics Inc.[a]	421,735	3,082,883
UTi Worldwide Inc.[a]	1,444,328	14,428,837
XPO Logistics Inc.[a,b]	1,115,144	50,382,206

		167,916,546
AIRLINES — 0.29%
Allegiant Travel Co.	209,488	37,263,725
Hawaiian Holdings Inc.[a,b]	738,661	17,543,199
Republic Airways Holdings Inc.[a,b]	797,873	7,324,474
SkyWest Inc.	809,103	12,168,909
Virgin America Inc.[a,b]	392,739	10,792,468

		85,092,775
AUTO COMPONENTS — 1.09%
American Axle & Manufacturing Holdings Inc.[a,b]	1,182,096	24,717,628
Cooper Tire & Rubber Co.	899,129	30,417,534
Cooper-Standard Holding Inc.[a,b]	212,590	13,067,907
Dana Holding Corp.	2,545,947	52,395,589
Dorman Products Inc.[a,b]	418,108	19,927,027
Drew Industries Inc.	377,100	21,879,342
Federal-Mogul Holdings Corp.[a,b]	477,393	5,418,411
Fox Factory Holding Corp.[a,b]	264,341	4,250,603

Security	Shares	Value

Gentherm Inc.[a,b]	560,677	$30,786,774
Metaldyne Performance Group Inc.	181,378	3,292,011
Modine Manufacturing Co.[a,b]	751,692	8,065,655
Motorcar Parts of America Inc.[a,b]	281,702	8,476,413
Remy International Inc.	448,321	9,912,377
Standard Motor Products Inc.	312,324	10,968,819
Stoneridge Inc.[a,b]	441,255	5,167,096
Strattec Security Corp.	56,333	3,870,077
Superior Industries International Inc.	368,207	6,741,870
Tenneco Inc.[a,b]	957,515	54,999,662
Tower International Inc.[a]	330,980	8,622,029

		322,976,824
AUTOMOBILES — 0.03%
Winnebago Industries Inc.[b]	422,326	9,962,670

		9,962,670
BANKS — 8.55%
1st Source Corp.	233,566	7,969,272
Access National Corp.	113,315	2,202,844
American National Bankshares Inc.	136,797	3,257,137
Ameris Bancorp	497,200	12,574,188
Ames National Corp.	145,115	3,642,386
Arrow Financial Corp.	172,443	4,661,134
Banc of California Inc.	567,425	7,802,094
BancFirst Corp.	115,011	7,527,470
Banco Latinoamericano de Comercio Exterior SA Class E	470,336	15,135,412
Bancorp Inc. (The)[a,b]	530,734	4,925,212
BancorpSouth Inc.	1,507,349	38,829,310
Bank of Marin Bancorp	93,662	4,764,586
Bank of the Ozarks Inc.	1,217,171	55,685,573
Banner Corp.	328,227	15,731,920
Bar Harbor Bankshares	93,068	3,297,399
BBCN Bancorp Inc.	1,243,816	18,396,039
Berkshire Hills Bancorp Inc.	462,055	13,159,326
Blue Hills Bancorp Inc.[a]	441,069	6,174,966
BNC Bancorp	379,575	7,337,185
Boston Private Financial Holdings Inc.	1,298,654	17,414,950
Bridge Bancorp Inc.	183,757	4,904,474
Bridge Capital Holdings[a]	164,214	4,893,577
Bryn Mawr Bank Corp.	277,473	8,368,586
BSB Bancorp Inc./MAa	126,153	2,789,243
C1 Financial Inc.[a,b]	92,678	1,796,100
Camden National Corp.	117,167	4,534,363
Capital Bank Financial Corp. Class Aa,b	352,176	10,237,756
Capital City Bank Group Inc.	171,505	2,618,881
Cardinal Financial Corp.	503,759	10,976,909
Cascade Bancorp[a]	500,008	2,590,041
Cathay General Bancorp	1,247,567	40,483,549
CenterState Banks Inc.	708,493	9,571,740
Central Pacific Financial Corp.	358,564	8,515,895
Century Bancorp Inc./MA Class A	55,357	2,250,816
Chemical Financial Corp.	527,108	17,426,190
Citizens & Northern Corp.	192,739	3,960,786
City Holding Co.	238,366	11,739,525
CNB Financial Corp./PA	227,447	4,185,025
CoBiz Financial Inc.	569,852	7,447,966
Columbia Banking System Inc.	901,041	29,319,874
Community Bank System Inc.	637,024	24,060,396
Community Trust Bancorp Inc.	245,560	8,562,677
CommunityOne Bancorp[a]	185,549	1,998,363

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

ConnectOne Bancorp Inc.	466,065	$10,034,379
CU Bancorp[a,b]	262,024	5,806,452
Customers Bancorp Inc.[a,b]	419,991	11,293,558
CVB Financial Corp.	1,659,714	29,227,564
Eagle Bancorp Inc.[a,b]	467,588	20,555,168
Enterprise Bancorp Inc./MA	122,956	2,882,089
Enterprise Financial Services Corp.	313,166	7,130,790
Farmers Capital Bank Corp.[a]	116,754	3,319,316
FCB Financial Holdings Inc. Class Aa,b	436,232	13,872,178
Fidelity Southern Corp.	263,346	4,592,754
Financial Institutions Inc.	223,153	5,543,121
First Bancorp Inc./ME	155,761	3,027,994
First BanCorp/Puerto Rico[a]	1,814,043	8,743,687
First Bancorp/Southern Pines NC	310,890	5,185,645
First Busey Corp.	1,135,760	7,461,943
First Business Financial Services Inc.	64,830	3,039,230
First Citizens BancShares Inc./NC Class A	120,447	31,682,379
First Commonwealth Financial Corp.	1,392,395	13,353,068
First Community Bancshares Inc./VA	262,821	4,788,599
First Connecticut Bancorp Inc./Farmington CT	252,985	4,014,872
First Financial Bancorp	961,882	17,256,163
First Financial Bankshares Inc.[b]	1,001,610	34,695,770
First Financial Corp./IN	173,739	6,212,907
First Interstate BancSystem Inc.	306,501	8,502,338
First Merchants Corp.	589,437	14,559,094
First Midwest Bancorp Inc./IL	1,218,336	23,111,834
First NBC Bank Holding Co.[a,b]	239,155	8,609,580
First of Long Island Corp. (The)	191,133	5,298,207
FirstMerit Corp.	2,587,509	53,897,812
Flushing Financial Corp.	460,878	9,683,047
FNB Corp./PA	2,727,465	39,057,299
Franklin Financial Network Inc.[a]	84,953	1,948,822
Fulton Financial Corp.	2,754,865	35,978,537
German American Bancorp Inc.	208,437	6,138,470
Glacier Bancorp Inc.	1,179,361	34,696,801
Great Southern Bancorp Inc.	164,684	6,939,784
Great Western Bancorp Inc.	644,404	15,536,580
Green Bancorp Inc.[a]	158,637	2,436,664
Guaranty Bancorp	232,562	3,839,599
Hampton Roads Bankshares Inc.[a,b]	548,400	1,140,672
Hancock Holding Co.	1,216,157	38,807,570
Hanmi Financial Corp.	499,979	12,419,478
Heartland Financial USA Inc.	277,765	10,338,413
Heritage Commerce Corp.	337,593	3,244,269
Heritage Financial Corp./WA	474,594	8,480,995
Heritage Oaks Bancorp	368,599	2,900,874
Hilltop Holdings Inc.[a,b]	1,189,435	28,653,489
Home BancShares Inc./AR	885,254	32,364,886
HomeTrust Bancshares Inc.[a,b]	318,758	5,342,384
Horizon Bancorp/IN	146,002	3,644,210
Hudson Valley Holding Corp.	243,561	6,870,856
IBERIABANK Corp.	595,308	40,617,865
Independent Bank Corp./MI	315,125	4,273,095
Independent Bank Corp./Rockland MA	408,873	19,172,055
Independent Bank Group Inc.	150,023	6,435,987
International Bancshares Corp.	846,429	22,743,547
Investors Bancorp Inc.	5,441,959	66,936,096
Lakeland Bancorp Inc.	595,356	7,078,783
Lakeland Financial Corp.	260,228	11,286,088
LegacyTexas Financial Group Inc.	742,245	22,415,799
MainSource Financial Group Inc.	332,076	7,289,068
MB Financial Inc.	1,171,265	40,338,367
Mercantile Bank Corp.	265,870	5,692,277

Security	Shares	Value

Merchants Bancshares Inc./VT	79,147	$2,617,391
Metro Bancorp Inc.	186,732	4,881,174
MidWestOne Financial Group Inc.	114,161	3,758,180
National Bank Holdings Corp. Class A	571,917	11,913,031
National Bankshares Inc.	110,201	3,224,481
National Commerce Corp.[a]	94,125	2,428,425
National Penn Bancshares Inc.	2,184,429	24,640,359
NBT Bancorp Inc.	688,777	18,025,294
NewBridge Bancorp	546,407	4,879,414
OFG Bancorp	698,751	7,455,673
Old National Bancorp/IN	1,827,483	26,425,404
Old Second Bancorp Inc.[a]	357,493	2,359,454
Opus Bank	162,443	5,877,188
Pacific Continental Corp.	311,511	4,214,744
Pacific Premier Bancorp Inc.[a]	335,356	5,687,638
Palmetto Bancshares Inc.	74,345	1,469,801
Park National Corp.	204,070	17,829,596
Park Sterling Corp.	706,217	5,084,762
Peapack Gladstone Financial Corp.	245,791	5,461,476
Penns Woods Bancorp Inc.	75,832	3,343,433
Peoples Bancorp Inc./OH	286,449	6,685,720
Peoples Financial Services Corp.	119,019	4,714,343
Pinnacle Financial Partners Inc.	560,248	30,460,684
Preferred Bank/Los Angeles CA	183,827	5,524,001
PrivateBancorp Inc.	1,225,752	48,809,445
Prosperity Bancshares Inc.	1,093,056	63,113,053
QCR Holdings Inc.	181,975	3,959,776
Renasant Corp.	494,649	16,125,557
Republic Bancorp Inc./KY Class A	156,973	4,034,206
S&T Bancorp Inc.	536,028	15,861,069
Sandy Spring Bancorp Inc.	386,525	10,814,969
Seacoast Banking Corp. of Florida[a]	371,071	5,862,922
ServisFirst Bancshares Inc.	347,395	13,051,630
Sierra Bancorp	187,106	3,238,805
Simmons First National Corp. Class A	465,521	21,730,520
South State Corp.	377,763	28,706,210
Southside Bancshares Inc.	396,750	11,597,002
Southwest Bancorp Inc.	299,739	5,578,143
Square 1 Financial Inc.[a]	263,121	7,196,359
State Bank Financial Corp.	559,702	12,145,533
Sterling Bancorp/DE	1,424,524	20,940,503
Stock Yards Bancorp Inc.	232,286	8,778,088
Stonegate Bank	173,476	5,147,033
Suffolk Bancorp	184,903	4,744,611
Sun Bancorp Inc./NJa,b	137,238	2,641,831
Susquehanna Bancshares Inc.	2,846,363	40,190,646
Talmer Bancorp Inc. Class A	852,007	14,271,117
Texas Capital Bancshares Inc.[a,b]	714,594	44,476,331
Tompkins Financial Corp.	234,342	12,588,852
TowneBank/Portsmouth VAb	697,589	11,363,725
TriCo Bancshares	356,841	8,582,026
Tristate Capital Holdings Inc.[a,b]	335,779	4,341,622
Triumph Bancorp Inc.[a,b]	231,679	3,046,579
Trustmark Corp.	1,055,494	26,366,240
UMB Financial Corp.	614,778	35,054,642
Umpqua Holdings Corp.	3,438,939	61,866,513
Union Bankshares Corp.	705,726	16,401,072
United Bankshares Inc./WV	1,084,224	43,618,332
United Community Banks Inc./GA	785,934	16,402,443
Univest Corp. of Pennsylvania	306,696	6,244,331
Valley National Bancorp	3,630,597	37,431,455
Washington Trust Bancorp Inc.	232,478	9,178,231
Webster Financial Corp.	1,416,693	56,030,208

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

WesBanco Inc.	599,463	$20,393,731
West Bancorp. Inc.	252,853	5,016,604
Westamerica Bancorp.[b]	399,378	20,228,496
Western Alliance Bancorp[a]	1,215,606	41,038,859
Wilshire Bancorp Inc.	1,104,428	13,948,926
Wintrust Financial Corp.	740,273	39,515,773
Yadkin Financial Corp.[a,b]	392,739	8,227,882

		2,525,025,919
BEVERAGES — 0.18%
Boston Beer Co. Inc. (The)[a,b]	141,725	32,878,783
Castle Brands Inc.	1,038,094	1,442,951
Coca-Cola Bottling Co. Consolidated	73,082	11,040,498
Craft Brew Alliance Inc.[a,b]	164,093	1,814,868
MGP Ingredients Inc.	166,891	2,807,106
National Beverage Corp.[a,b]	180,381	4,056,769

		54,040,975
BIOTECHNOLOGY — 6.73%
Abeona Therapeutics Inc.	161,109	815,212
ACADIA Pharmaceuticals Inc.[a,b]	1,243,947	52,096,500
Acceleron Pharma Inc.[a,b]	338,399	10,706,944
Achillion Pharmaceuticals Inc.[a,b]	1,838,983	16,293,389
Acorda Therapeutics Inc.[a,b]	668,836	22,292,304
Adamas Pharmaceuticals Inc.[a,b]	162,118	4,250,734
Aduro Biotech Inc.[a]	130,081	3,945,357
Advaxis Inc.[a]	472,578	9,607,511
Aegerion Pharmaceuticals Inc.[a,b]	393,994	7,474,066
Affimed NVa	238,582	3,213,700
Agenus Inc.[a,b]	1,191,105	10,279,236
Akebia Therapeutics Inc.[a,b]	380,209	3,912,351
Alder Biopharmaceuticals Inc.[a,b]	320,836	16,994,683
Alexion Pharmaceuticals Inc.[a]	5,802	1,048,858
AMAG Pharmaceuticals Inc.[a,b]	325,950	22,510,107
Amicus Therapeutics Inc.[a]	1,503,371	21,272,700
Anacor Pharmaceuticals Inc.[a,b]	638,997	49,477,538
Anthera Pharmaceuticals Inc.[a]	558,459	4,813,917
Applied Genetic Technologies Corp./DEa,b	137,131	2,103,590
Ardelyx Inc.[a,b]	186,665	2,981,040
Arena Pharmaceuticals Inc.[a,b]	3,786,097	17,567,490
ARIAD Pharmaceuticals Inc.[a,b]	2,616,435	21,637,917
Array BioPharma Inc.[a,b]	2,206,342	15,907,726
Arrowhead Research Corp.[a,b]	902,842	6,455,320
Asterias Biotherapeutics Inc.[a]	163,012	749,855
Atara Biotherapeutics Inc.[a]	225,881	11,917,482
aTyr Pharma Inc.[a]	94,174	1,744,102
Avalanche Biotechnologies Inc.[a,b]	304,883	4,951,300
Bellicum Pharmaceuticals Inc.[a,b]	131,431	2,795,537
BioCryst Pharmaceuticals Inc.[a,b]	1,134,374	16,936,204
BioSpecifics Technologies Corp.[a,b]	76,839	3,964,892
BioTime Inc.[a,b]	825,270	2,995,730
Blueprint Medicines Corp.[a]	146,042	3,868,653
Calithera Biosciences Inc.[a,b]	172,582	1,232,235
Cara Therapeutics Inc.[a,b]	260,333	3,163,046
Catalyst Pharmaceuticals Inc.[a]	1,174,599	4,851,094
Celldex Therapeutics Inc.[a,b]	1,537,633	38,779,104
Cellular Biomedicine Group Inc.[a]	153,499	5,757,747
Cepheid[a,b]	1,120,145	68,496,867
ChemoCentryx Inc.[a,b]	440,897	3,628,582
Chimerix Inc.[a,b]	644,258	29,764,720
Cidara Therapeutics Inc.[a]	75,082	1,052,650

Security	Shares	Value

Clovis Oncology Inc.[a,b]	388,400	$34,132,592
Coherus Biosciences Inc.[a,b]	367,638	10,624,738
Concert Pharmaceuticals Inc.[a]	239,745	3,569,803
CorMedix Inc.[a]	484,255	1,878,909
CTI BioPharma Corp.[a,b]	2,481,335	4,838,603
Curis Inc.[a]	1,734,057	5,739,729
Cytokinetics Inc.[a,b]	548,921	3,688,749
CytRx Corp.[a,b]	882,707	3,283,670
Dicerna Pharmaceuticals Inc.[a,b]	235,508	3,285,337
Dyax Corp.[a,b]	2,273,298	60,242,397
Dynavax Technologies Corp.[a,b]	459,343	10,760,110
Eagle Pharmaceuticals Inc./DEa	133,838	10,822,141
Emergent BioSolutions Inc.[a,b]	474,982	15,650,657
Enanta Pharmaceuticals Inc.[a,b]	249,567	11,228,019
Epizyme Inc.[a,b]	452,836	10,868,064
Esperion Therapeutics Inc.[a,b]	204,635	16,730,958
Exact Sciences Corp.[a,b]	1,388,039	41,280,280
Exelixis Inc.[a,b]	3,070,234	11,544,080
Fibrocell Science Inc.[a]	382,949	2,018,141
FibroGen Inc.[a,b]	746,107	17,533,514
Five Prime Therapeutics Inc.[a]	332,801	8,266,777
Flexion Therapeutics Inc.[a,b]	216,872	4,747,328
Foundation Medicine Inc.[a,b]	187,344	6,339,721
Galena Biopharma Inc.[a,b]	2,575,704	4,378,697
Genocea Biosciences Inc.[a,b]	289,767	3,978,501
Genomic Health Inc.[a,b]	272,121	7,562,243
Geron Corp.[a,b]	2,477,951	10,605,630
Halozyme Therapeutics Inc.[a,b]	1,656,385	37,401,173
Heron Therapeutics Inc.[a,b]	381,543	11,888,880
Idera Pharmaceuticals Inc.[a,b]	1,348,560	5,003,158
Ignyta Inc.[a]	286,026	4,316,132
Immune Design Corp.[a,b]	176,550	3,645,757
ImmunoGen Inc.[a,b]	1,347,527	19,377,438
Immunomedics Inc.[a,b]	1,504,070	6,106,524
Infinity Pharmaceuticals Inc.[a,b]	769,496	8,425,981
Inovio Pharmaceuticals Inc.[a,b]	1,126,035	9,188,446
Insmed Inc.[a,b]	961,148	23,471,234
Insys Therapeutics Inc.[a,b]	366,760	13,174,019
Invitae Corp.[a,b]	117,628	1,750,305
Ironwood Pharmaceuticals Inc.[a,b]	1,950,840	23,527,130
Karyopharm Therapeutics Inc.[a,b]	360,125	9,799,001
Keryx Biopharmaceuticals Inc.[a,b]	1,620,548	16,173,069
Kite Pharma Inc.[a,b]	449,673	27,416,563
KYTHERA Biopharmaceuticals Inc.[a]	402,431	30,307,079
La Jolla Pharmaceutical Co.[a]	180,168	4,415,918
Lexicon Pharmaceuticals Inc.[a,b]	647,746	5,214,355
Ligand Pharmaceuticals Inc.[a,b]	274,032	27,649,829
Lion Biotechnologies Inc.[a]	701,996	6,437,303
Loxo Oncology Inc.[a,b]	121,267	2,186,444
MacroGenics Inc.[a,b]	438,435	16,647,377
MannKind Corp.[a,b]	3,847,071	21,889,834
Medgenics Inc.[a]	262,302	1,607,911
Merrimack Pharmaceuticals Inc.[a,b]	1,706,365	21,099,203
MiMedx Group Inc.[a,b]	1,693,784	19,630,957
Mirati Therapeutics Inc.[a,b]	155,263	4,886,127
Momenta Pharmaceuticals Inc.[a,b]	952,538	21,727,392
Myriad Genetics Inc.[a]	1,082,872	36,806,819
Navidea Biopharmaceuticals Inc.[a,b]	2,382,828	3,836,353
Neurocrine Biosciences Inc.[a,b]	1,332,926	63,660,546
NewLink Genetics Corp.[a,b]	323,916	14,339,761
Northwest Biotherapeutics Inc.[a,b]	717,219	7,121,985
Novavax Inc.[a,b]	4,183,842	46,608,000
Ocata Therapeutics Inc.[a]	556,035	2,930,304

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

OncoMed Pharmaceuticals Inc.[a,b]	263,658	$5,932,305
Oncothyreon Inc.[a,b]	1,554,711	5,814,619
Ophthotech Corp.[a,b]	369,476	19,234,921
Orexigen Therapeutics Inc.[a,b]	1,606,485	7,952,101
Organovo Holdings Inc.[a,b]	1,270,472	4,789,679
Osiris Therapeutics Inc.[a,b]	300,154	5,840,997
Otonomy Inc.[a,b]	230,264	5,293,769
OvaScience Inc.[a,b]	366,037	10,589,450
PDL BioPharma Inc.[b]	2,566,657	16,503,605
Peregrine Pharmaceuticals Inc.[a,b]	2,975,665	3,898,121
Pfenex Inc.[a]	254,340	4,934,196
Portola Pharmaceuticals Inc.[a,b]	721,501	32,864,371
Progenics Pharmaceuticals Inc.[a,b]	1,093,626	8,158,450
Proteon Therapeutics Inc.[a]	120,283	2,148,254
Prothena Corp. PLC[a]	488,893	25,749,994
PTC Therapeutics Inc.[a,b]	527,674	25,396,950
Radius Health Inc.[a]	456,115	30,878,985
Raptor Pharmaceutical Corp.[a,b]	1,258,183	19,866,710
Regulus Therapeutics Inc.[a,b]	441,119	4,834,664
Repligen Corp.[a,b]	513,430	21,189,256
Retrophin Inc.[a,b]	545,164	18,072,187
Rigel Pharmaceuticals Inc.[a,b]	1,389,940	4,461,707
Sage Therapeutics Inc.[a,b]	215,043	15,698,139
Sangamo BioSciences Inc.[a,b]	1,089,590	12,083,553
Sarepta Therapeutics Inc.[a,b]	648,179	19,724,087
Sorrento Therapeutics Inc.[a]	442,200	7,791,564
Spark Therapeutics Inc.[a,b]	126,306	7,612,463
Spectrum Pharmaceuticals Inc.[a,b]	1,052,215	7,197,151
Stemline Therapeutics Inc.[a,b]	241,804	2,846,033
Synergy Pharmaceuticals Inc.[a,b]	1,566,533	13,002,224
Synta Pharmaceuticals Corp.[a]	1,416,807	3,159,480
T2 Biosystems Inc.[a,b]	141,708	2,299,921
TESARO Inc.[a,b]	362,768	21,327,131
TG Therapeutics Inc.[a,b]	551,002	9,141,123
Threshold Pharmaceuticals Inc.[a,b]	979,377	3,956,683
Tobira Therapeutics Inc.[a,b]	31,671	546,325
Tokai Pharmaceuticals Inc.[a,b]	147,896	1,967,017
Trevena Inc.[a]	386,031	2,416,554
TrovaGene Inc.[a]	381,225	3,869,434
Ultragenyx Pharmaceutical Inc.[a,b]	559,874	57,325,499
Vanda Pharmaceuticals Inc.[a,b]	651,689	8,269,933
Verastem Inc.[a,b]	490,030	3,694,826
Versartis Inc.[a,b]	350,791	5,339,039
Vitae Pharmaceuticals Inc.[a,b]	206,773	2,977,531
Vital Therapies Inc.[a,b]	261,683	5,521,511
XBiotech Inc.	62,943	1,138,009
Xencor Inc.[a]	443,420	9,741,937
XOMA Corp.[a,b]	1,434,483	5,565,794
Zafgen Inc.[a,b]	257,121	8,904,100
ZIOPHARM Oncology Inc.[a,b]	1,788,284	21,459,408

		1,988,557,445
BUILDING PRODUCTS — 0.87%
AAON Inc.	640,471	14,423,407
Advanced Drainage Systems Inc.	524,593	15,386,313
American Woodmark Corp.[a]	200,396	10,991,721
Apogee Enterprises Inc.	456,163	24,012,420
Builders FirstSource Inc.[a,b]	726,509	9,328,376
Continental Building Products Inc.[a,b]	490,759	10,399,183
Gibraltar Industries Inc.[a]	485,273	9,885,011
Griffon Corp.	536,551	8,541,892
Insteel Industries Inc.	290,315	5,428,890

Security	Shares	Value

Masonite International Corp.[a,b]	471,352	$33,046,489
NCI Building Systems Inc.[a,b]	426,494	6,427,265
Nortek Inc.[a,b]	147,988	12,302,242
Patrick Industries Inc.[a,b]	200,666	7,635,322
PGT Inc.[a,b]	748,207	10,856,484
Ply Gem Holdings Inc.[a,b]	339,002	3,996,834
Quanex Building Products Corp.	530,615	11,371,079
Simpson Manufacturing Co. Inc.	658,234	22,379,956
Trex Co. Inc.[a,b]	501,217	24,775,156
Universal Forest Products Inc.	314,606	16,368,950

		257,556,990
CAPITAL MARKETS — 1.51%
Arlington Asset Investment Corp. Class Ab	311,929	6,101,331
Ashford Inc.[a]	16,668	1,454,616
BGC Partners Inc. Class A	2,852,291	24,957,546
Calamos Asset Management Inc. Class A	278,649	3,413,450
CIFC Corp.	99,295	787,409
Cohen & Steers Inc.	317,761	10,829,295
Cowen Group Inc. Class Aa,b	1,745,434	11,170,778
Diamond Hill Investment Group Inc.	46,542	9,292,576
Evercore Partners Inc. Class A	540,495	29,165,110
Fifth Street Asset Management Inc.[b]	91,421	939,808
Financial Engines Inc.[b]	809,718	34,396,821
GAMCO Investors Inc. Class A	99,212	6,816,857
Greenhill & Co. Inc.	457,862	18,923,436
HFF Inc. Class A	589,836	24,613,856
INTL FCStone Inc.[a]	236,007	7,844,873
Investment Technology Group Inc.	535,864	13,289,427
Janus Capital Group Inc.	2,292,228	39,242,943
KCG Holdings Inc. Class Aa,b	681,123	8,398,247
Ladenburg Thalmann Financial Services Inc.[a,b]	1,623,403	5,681,911
Medley Management Inc.	101,288	1,199,250
Moelis & Co. Class A	274,294	7,874,981
OM Asset Management PLC	386,886	6,882,702
Oppenheimer Holdings Inc. Class A	164,835	4,331,864
Piper Jaffray Companies[a]	250,231	10,920,081
Pzena Investment Management Inc. Class A	181,278	2,003,122
RCS Capital Corp. Class Ab	767,915	5,882,229
Safeguard Scientifics Inc.[a,b]	325,599	6,336,157
Stifel Financial Corp.[a,b]	1,059,312	61,164,675
Virtu Financial Inc.[a]	296,369	6,958,744
Virtus Investment Partners Inc.	107,062	14,158,949
Walter Investment Management Corp.[a,b]	590,632	13,507,754
Westwood Holdings Group Inc.	119,564	7,122,427
WisdomTree Investments Inc.	1,779,047	39,076,767
ZAIS Group Holdings Inc.	59,136	644,582

		445,384,574
CHEMICALS — 1.98%
A Schulman Inc.	457,787	20,014,448
American Vanguard Corp.	457,808	6,317,750
Axiall Corp.	1,096,473	39,527,852
Balchem Corp.	485,611	27,058,245
Calgon Carbon Corp.	824,357	15,976,039
Chase Corp.	108,698	4,320,745
Chemtura Corp.[a,b]	1,049,135	29,701,012
Core Molding Technologies Inc.[a]	119,584	2,731,298
Ferro Corp.[a,b]	1,141,261	19,150,360
Flotek Industries Inc.[a,b]	838,174	10,502,320
FutureFuel Corp.	380,470	4,896,649

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

Hawkins Inc.	166,865	$6,739,677
HB Fuller Co.	787,287	31,979,598
Innophos Holdings Inc.	326,990	17,212,754
Innospec Inc.	379,128	17,075,925
Intrepid Potash Inc.[a,b]	880,091	10,508,286
KMG Chemicals Inc.	152,877	3,889,191
Koppers Holdings Inc.	322,309	7,967,478
Kraton Performance Polymers Inc.[a,b]	490,552	11,714,382
Kronos Worldwide Inc.	331,184	3,629,777
LSB Industries Inc.[a,b]	308,999	12,619,519
Minerals Technologies Inc.	542,241	36,942,879
Olin Corp.	1,210,503	32,623,056
OM Group Inc.	474,810	15,953,616
OMNOVA Solutions Inc.[a]	736,906	5,519,426
PolyOne Corp.	1,392,040	54,526,207
Quaker Chemical Corp.	208,483	18,521,630
Rayonier Advanced Materials Inc.	634,029	10,309,311
Rentech Inc.[a,b]	3,106,342	3,323,786
Senomyx Inc.[a,b]	689,726	3,696,931
Sensient Technologies Corp.	729,487	49,853,142
Stepan Co.	301,706	16,325,312
Trecora Resources[a,b]	320,773	4,843,672
Tredegar Corp.	392,991	8,689,031
Trinseo SAa,b	180,621	4,847,868
Tronox Ltd. Class A	995,039	14,557,420
Valhi Inc.	297,768	1,685,367

		585,751,959
COMMERCIAL SERVICES & SUPPLIES — 2.10%
ABM Industries Inc.	874,601	28,748,135
ACCO Brands Corp.[a,b]	1,720,817	13,370,748
ARC Document Solutions Inc.[a]	643,460	4,896,731
Brady Corp. Class A	746,961	18,479,815
Brink’s Co. (The)	759,977	22,366,123
Casella Waste Systems Inc. Class Aa,b	626,480	3,514,553
CECO Environmental Corp.	343,023	3,886,450
Civeo Corp.	1,673,326	5,137,111
Deluxe Corp.	779,308	48,317,096
Ennis Inc.	405,288	7,534,304
Essendant Inc.	598,724	23,499,917
G&K Services Inc. Class A	312,473	21,604,383
Healthcare Services Group Inc.	1,116,177	36,889,650
Heritage-Crystal Clean Inc.[a,b]	196,032	2,881,670
Herman Miller Inc.	931,890	26,959,578
HNI Corp.	694,594	35,528,483
InnerWorkings Inc.[a,b]	578,717	3,860,042
Interface Inc.	1,032,454	25,862,973
Kimball International Inc. Class B	539,919	6,565,415
Knoll Inc.	763,199	19,102,871
Matthews International Corp. Class A	513,892	27,308,221
McGrath RentCorp	409,342	12,456,277
Mobile Mini Inc.	715,914	30,097,024
MSA Safety Inc.	457,766	22,206,229
Multi-Color Corp.	197,587	12,621,857
NL Industries Inc.[a]	113,795	843,221
Quad/Graphics Inc.	448,969	8,310,416
SP Plus Corp.[a,b]	250,515	6,540,947
Steelcase Inc. Class A	1,301,340	24,608,339
Team Inc.[a,b]	325,405	13,097,551
Tetra Tech Inc.	941,640	24,143,650
TRC Companies Inc.[a]	266,716	2,707,167
U.S. Ecology Inc.	338,726	16,502,731

Security	Shares	Value

UniFirst Corp./MA	232,129	$25,963,629
Viad Corp.	314,534	8,527,017
West Corp.	813,758	24,494,116

		619,434,440
COMMUNICATIONS EQUIPMENT — 1.36%
ADTRAN Inc.	834,438	13,559,617
Aerohive Networks Inc.[a,b]	363,939	2,540,294
Alliance Fiber Optic Products Inc.	226,467	4,200,963
Applied Optoelectronics Inc.[a,b]	235,713	4,091,978
Bel Fuse Inc. Class B	162,742	3,339,466
Black Box Corp.	242,120	4,842,400
CalAmp Corp.[a,b]	567,679	10,365,819
Calix Inc.[a]	678,643	5,164,473
Ciena Corp.[a,b]	1,835,102	43,455,215
Clearfield Inc.[a,b]	179,179	2,850,738
Comtech Telecommunications Corp.	252,882	7,346,222
Digi International Inc.[a,b]	390,316	3,727,518
EMCORE Corp.[a]	387,299	2,331,540
Extreme Networks Inc.[a,b]	1,587,100	4,269,299
Finisar Corp.[a,b]	1,623,055	29,003,993
Harmonic Inc.[a,b]	1,387,765	9,478,435
Infinera Corp.[a,b]	2,023,524	42,453,533
InterDigital Inc./PA	563,295	32,045,853
Ixia[a]	942,277	11,721,926
KVH Industries Inc.[a,b]	252,682	3,398,573
NETGEAR Inc.[a,b]	542,125	16,274,592
Novatel Wireless Inc.[a]	587,535	1,909,489
Oclaro Inc.[a,b]	1,537,536	3,474,831
Plantronics Inc.	611,630	34,440,885
Polycom Inc.[a,b]	2,110,438	24,143,411
Ruckus Wireless Inc.[a,b]	1,174,802	12,147,453
ShoreTel Inc.[a,b]	1,013,934	6,874,472
Sonus Networks Inc.[a,b]	777,593	5,380,944
Ubiquiti Networks Inc.[b]	479,186	15,293,221
ViaSat Inc.[a,b]	666,881	40,186,249

		400,313,402
CONSTRUCTION & ENGINEERING — 0.72%
Aegion Corp.[a]	574,471	10,880,481
Ameren Inc. Class Aa	314,305	2,404,433
Argan Inc.	202,658	8,173,197
Comfort Systems USA Inc.	583,903	13,400,574
Dycom Industries Inc.[a,b]	532,217	31,320,970
EMCOR Group Inc.	978,531	46,744,426
Furmanite Corp.[a]	595,281	4,833,682
Granite Construction Inc.	614,943	21,836,626
Great Lakes Dredge & Dock Corp.[a]	950,621	5,665,701
HC2 Holdings Inc.[a]	307,168	2,749,154
MasTec Inc.[a,b]	1,043,478	20,733,908
MYR Group Inc.[a]	327,867	10,150,762
Northwest Pipe Co.[a,b]	149,793	3,051,283
NV5 Holdings Inc.[a]	79,693	1,933,352
Orion Marine Group Inc.[a]	442,316	3,193,522
Primoris Services Corp.	607,422	12,026,956
Tutor Perini Corp.[a,b]	587,538	12,679,070

		211,778,097
CONSTRUCTION MATERIALS — 0.14%
Headwaters Inc.[a,b]	1,152,552	20,999,497

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

Summit Materials Inc. Class Aa	398,504	$10,161,852
U.S. Concrete Inc.[a,b]	228,814	8,669,763
U.S. Lime & Minerals Inc.	32,459	1,886,517

		41,717,629
CONSUMER FINANCE — 0.51%
Cash America International Inc.[b]	430,386	11,271,810
Encore Capital Group Inc.[a,b]	407,030	17,396,462
Enova International Inc.[a,b]	409,085	7,641,708
Ezcorp Inc. Class Aa,b	813,919	6,047,418
First Cash Financial Services Inc.[a]	440,792	20,095,707
Green Dot Corp. Class Aa,b	715,543	13,681,182
JG Wentworth Co. (The) Class Aa,b	225,914	2,078,409
Nelnet Inc. Class A	370,110	16,029,464
PRA Group Inc.[a,b]	754,154	46,991,336
Regional Management Corp.[a]	170,979	3,053,685
World Acceptance Corp.[a,b]	118,275	7,275,095

		151,562,276
CONTAINERS & PACKAGING — 0.30%
AEP Industries Inc.[a,b]	62,807	3,466,946
Berry Plastics Group Inc.[a]	1,861,609	60,316,132
Greif Inc. Class A	480,123	17,212,410
Myers Industries Inc.	382,997	7,276,943

		88,272,431
DISTRIBUTORS — 0.26%
Core-Mark Holding Co. Inc.	361,031	21,391,087
Fenix Parts Inc.[a]	215,067	2,154,971
Pool Corp.	679,364	47,677,765
VOXX International Corp.[a,b]	314,053	2,600,359
Weyco Group Inc.	102,685	3,062,067

		76,886,249
DIVERSIFIED CONSUMER SERVICES — 1.15%
2U Inc.[a]	373,582	12,025,605
American Public Education Inc.[a,b]	269,367	6,928,119
Apollo Education Group Inc.[a]	1,470,985	18,946,287
Ascent Capital Group Inc. Class Aa,b	208,790	8,923,685
Bridgepoint Education Inc.[a,b]	269,969	2,580,904
Bright Horizons Family Solutions Inc.[a,b]	582,893	33,691,215
Cambium Learning Group Inc.[a]	202,553	864,901
Capella Education Co.	190,462	10,222,095
Career Education Corp.[a,b]	1,072,771	3,540,144
Carriage Services Inc.	255,918	6,111,322
Chegg Inc.[a,b]	1,196,863	9,383,406
Collectors Universe Inc.	114,044	2,274,037
DeVry Education Group Inc.	993,536	29,786,209
Grand Canyon Education Inc.[a,b]	735,094	31,167,986
Houghton Mifflin Harcourt Co.[a,b]	2,134,390	53,786,628
K12 Inc.[a,b]	530,307	6,708,384
Liberty Tax Inc.[b]	92,678	2,293,780
LifeLock Inc.[a,b]	1,471,440	24,131,616
Regis Corp.[a]	641,140	10,104,366
Sotheby’s	971,137	43,934,238
Steiner Leisure Ltd.[a]	201,059	10,812,953
Strayer Education Inc.[a,b]	172,358	7,428,630
Universal Technical Institute Inc.	335,971	2,889,351

Security	Shares	Value

Weight Watchers International Inc.[a,b]	441,063	$2,139,156

		340,675,017
DIVERSIFIED FINANCIAL SERVICES — 0.40%
FNFV Group[a]	1,247,665	19,189,088
GAIN Capital Holdings Inc.	503,233	4,810,907
MarketAxess Holdings Inc.	582,504	54,038,896
Marlin Business Services Corp.	134,317	2,267,271
NewStar Financial Inc.[a,b]	381,323	4,194,553
On Deck Capital Inc.[a,b]	184,888	2,141,003
PHH Corp.[a,b]	776,256	20,205,944
PICO Holdings Inc.[a,b]	361,948	5,327,875
Resource America Inc. Class A	242,694	2,041,056
Tiptree Financial Inc.[b]	466,748	3,383,923

		117,600,516
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.71%
8x8 Inc.[a,b]	1,380,039	12,365,149
Atlantic Tele-Network Inc.	159,906	11,046,306
Cincinnati Bell Inc.[a]	3,282,906	12,540,701
Cogent Communications Holdings Inc.	719,590	24,350,926
Consolidated Communications Holdings Inc.	790,010	16,598,110
Fairpoint Communications Inc.[a,b]	328,045	5,976,980
General Communication Inc. Class Aa,b	548,153	9,324,083
Globalstar Inc.[a,b]	7,423,509	15,663,604
Hawaiian Telcom Holdco Inc.[a,b]	170,510	4,450,311
IDT Corp. Class B	263,681	4,767,352
inContact Inc.[a,b]	963,873	9,513,426
Inteliquent Inc.	525,844	9,675,530
Intelsat SAa,b	443,155	4,396,098
Iridium Communications Inc.[a,b]	1,286,187	11,691,440
Lumos Networks Corp.	354,783	5,247,241
ORBCOMM Inc.[a,b]	908,693	6,133,678
Pacific DataVision Inc.[a]	202,456	8,529,471
Premiere Global Services Inc.[a,b]	729,692	7,508,531
Straight Path Communications Inc. Class Ba	145,766	4,779,667
Vonage Holdings Corp.[a,b]	2,851,765	14,002,166
Windstream Holdings Inc.	1,571,940	10,028,977

		208,589,747
ELECTRIC UTILITIES — 1.10%
ALLETE Inc.	761,252	35,314,480
Cleco Corp.	943,918	50,829,984
El Paso Electric Co.	631,212	21,877,808
Empire District Electric Co. (The)	682,332	14,874,838
Genie Energy Ltd. Class B	195,317	2,044,969
IDACORP Inc.	785,994	44,125,703
MGE Energy Inc.	541,819	20,984,650
Otter Tail Corp.	586,422	15,598,825
PNM Resources Inc.	1,244,129	30,605,574
Portland General Electric Co.	1,223,084	40,557,466
Spark Energy Inc. Class A	51,388	809,875
UIL Holdings Corp.	883,859	40,498,419
Unitil Corp.	219,464	7,246,701

		325,369,292
ELECTRICAL EQUIPMENT — 0.91%
Allied Motion Technologies Inc.	97,223	2,183,629
AZZ Inc.	402,791	20,864,574

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

Encore Wire Corp.	324,505	$14,372,326
EnerSys	693,906	48,774,653
Enphase Energy Inc.[a,b]	429,898	3,271,524
Franklin Electric Co. Inc.	744,332	24,064,254
FuelCell Energy Inc.[a,b]	3,834,627	3,746,047
Generac Holdings Inc.[a,b]	1,079,583	42,913,424
General Cable Corp.	764,885	15,091,181
GrafTech International Ltd.[a]	1,885,093	9,350,061
LSI Industries Inc.	339,832	3,174,031
Plug Power Inc.[a,b]	2,741,471	6,716,604
Polypore International Inc.[a,b]	702,564	42,069,532
Powell Industries Inc.	143,515	5,047,422
Power Solutions International Inc.[a,b]	74,278	4,012,498
PowerSecure International Inc.[a,b]	353,453	5,216,966
Preformed Line Products Co.	42,858	1,616,604
Thermon Group Holdings Inc.[a]	502,353	12,091,637
Vicor Corp.[a,b]	257,647	3,140,717

		267,717,684
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.52%
Agilysys Inc.[a]	237,361	2,178,974
Anixter International Inc.[a]	443,135	28,870,245
AVX Corp.	720,462	9,697,419
Badger Meter Inc.	226,565	14,384,612
Belden Inc.	665,561	54,063,520
Benchmark Electronics Inc.[a]	819,445	17,847,512
Checkpoint Systems Inc.	661,041	6,729,397
Coherent Inc.[a]	372,338	23,636,016
Control4 Corp.[a,b]	324,682	2,886,423
CTS Corp.	520,359	10,027,318
Daktronics Inc.	603,712	7,160,024
DTS Inc./CAa,b	278,587	8,494,118
Electro Rent Corp.	268,243	2,913,119
Fabrinet[a]	555,102	10,397,061
FARO Technologies Inc.[a,b]	272,033	12,703,941
FEI Co.	648,640	53,791,715
GSI Group Inc.[a,b]	536,520	8,063,896
II-VI Inc.[a]	820,345	15,570,148
Insight Enterprises Inc.[a,b]	606,087	18,128,062
InvenSense Inc.[a,b]	1,207,789	18,237,614
Itron Inc.[a,b]	601,047	20,700,059
Kimball Electronics Inc.[a]	454,885	6,636,772
Knowles Corp.[a]	1,326,967	24,018,103
Littelfuse Inc.	352,444	33,443,411
Mercury Systems Inc.[a]	536,461	7,853,789
Mesa Laboratories Inc.	45,867	4,077,576
Methode Electronics Inc.	599,575	16,458,334
MTS Systems Corp.	233,193	16,078,657
Multi-Fineline Electronix Inc.[a,b]	143,777	3,142,965
Newport Corp.[a]	624,004	11,831,116
OSI Systems Inc.[a,b]	309,565	21,914,106
Park Electrochemical Corp.	320,551	6,141,757
PC Connection Inc.	156,406	3,869,485
Plexus Corp.[a]	525,161	23,044,065
RealD Inc.[a,b]	633,306	7,808,663
Rofin-Sinar Technologies Inc.[a]	441,015	12,172,014
Rogers Corp.[a]	291,087	19,252,494
Sanmina Corp.[a,b]	1,290,834	26,023,214
ScanSource Inc.[a]	447,536	17,033,220
SYNNEX Corp.	448,900	32,854,991
Tech Data Corp.[a]	571,330	32,885,755
TTM Technologies Inc.[a,b]	948,276	9,473,277

Security	Shares	Value

Universal Display Corp.[a,b]	627,977	$32,485,250
Vishay Intertechnology Inc.	2,111,680	24,664,422
Vishay Precision Group Inc.[a,b]	199,969	3,011,533

		742,656,162
ENERGY EQUIPMENT & SERVICES — 1.37%
Atwood Oceanics Inc.	1,007,969	26,650,700
Basic Energy Services Inc.[a,b]	664,691	5,018,417
Bristow Group Inc.	544,215	29,006,660
C&J Energy Services Ltd.[a,b]	879,294	11,606,681
CARBO Ceramics Inc.[b]	307,189	12,788,278
Era Group Inc.[a,b]	323,572	6,626,755
Exterran Holdings Inc.	1,082,222	35,334,548
FMSA Holdings Inc.[a,b]	997,414	8,168,821
Forum Energy Technologies Inc.[a,b]	927,430	18,808,280
Geospace Technologies Corp.[a,b]	207,178	4,775,453
Gulfmark Offshore Inc. Class Ab	402,055	4,663,838
Helix Energy Solutions Group Inc.[a]	1,655,464	20,908,510
Hornbeck Offshore Services Inc.[a,b]	501,357	10,292,859
Independence Contract Drilling Inc.[a,b]	258,202	2,290,252
ION Geophysical Corp.[a,b]	2,103,435	2,250,675
Key Energy Services Inc.[a,b]	2,100,498	3,780,896
Matrix Service Co.[a,b]	419,341	7,665,553
McDermott International Inc.[a,b]	3,730,023	19,918,323
Natural Gas Services Group Inc.[a]	199,578	4,554,370
Newpark Resources Inc.[a,b]	1,317,716	10,713,031
Nordic American Offshore Ltd.[a,b]	301,296	2,452,549
North Atlantic Drilling Ltd.[b]	1,202,057	1,430,448
Oil States International Inc.[a]	804,440	29,949,301
Parker Drilling Co.[a,b]	1,922,770	6,383,596
PHI Inc.[a,b]	197,178	5,919,284
Pioneer Energy Services Corp.[a,b]	1,009,113	6,397,776
RigNet Inc.[a,b]	189,996	5,808,178
SEACOR Holdings Inc.[a,b]	285,353	20,242,942
Seventy Seven Energy Inc.[a]	876,441	3,759,932
Tesco Corp.[b]	607,415	6,620,824
TETRA Technologies Inc.[a]	1,250,339	7,977,163
Tidewater Inc.	733,285	16,667,568
U.S. Silica Holdings Inc.[b]	834,368	24,497,045
Unit Corp.[a]	785,885	21,313,201

		405,242,707
FOOD & STAPLES RETAILING — 0.90%
Andersons Inc. (The)	444,065	17,318,535
Casey’s General Stores Inc.	606,352	58,052,141
Chefs’ Warehouse Inc. (The)[a,b]	292,039	6,202,908
Fairway Group Holdings Corp.[a,b]	307,192	1,093,604
Fresh Market Inc. (The)[a,b]	673,648	21,651,047
Ingles Markets Inc. Class A	207,977	9,935,061
Natural Grocers by Vitamin Cottage Inc.[a,b]	142,270	3,502,687
PriceSmart Inc.[b]	304,102	27,746,266
Smart & Final Stores Inc.[a,b]	378,550	6,764,689
SpartanNash Co.	588,111	19,137,132
SUPERVALU Inc.[a]	4,081,798	33,021,746
United Natural Foods Inc.[a,b]	781,659	49,776,045
Village Super Market Inc. Class A	110,742	3,509,414
Weis Markets Inc.	172,921	7,288,620

		264,999,895

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

FOOD PRODUCTS — 1.47%
Alico Inc.	59,999	$2,721,555
Arcadia Biosciences Inc.[a]	126,755	807,429
B&G Foods Inc.	905,389	25,830,748
Boulder Brands Inc.[a,b]	860,057	5,968,796
Cal-Maine Foods Inc.[b]	489,199	25,536,188
Calavo Growers Inc.	230,626	11,976,408
Darling Ingredients Inc.[a,b]	2,579,537	37,816,012
Dean Foods Co.	1,474,376	23,840,660
Diamond Foods Inc.[a]	410,709	12,888,048
Farmer Bros. Co.[a]	122,265	2,873,228
Fresh Del Monte Produce Inc.[b]	520,953	20,140,043
Freshpet Inc.[a,b]	323,901	6,024,559
Inventure Foods Inc.[a,b]	304,890	3,094,634
J&J Snack Foods Corp.	232,661	25,748,593
John B Sanfilippo & Son Inc.	130,565	6,776,323
Lancaster Colony Corp.	289,384	26,290,536
Landec Corp.[a,b]	423,665	6,113,486
Lifeway Foods Inc.[a,b]	74,949	1,438,271
Limoneira Co.	181,677	4,038,680
Omega Protein Corp.[a,b]	339,553	4,668,854
Post Holdings Inc.[a,b]	855,369	46,130,050
Sanderson Farms Inc.[b]	350,121	26,315,094
Seaboard Corp.[a,b]	4,073	14,658,727
Seneca Foods Corp. Class Aa	128,526	3,569,167
Snyder’s-Lance Inc.	763,258	24,630,336
Tootsie Roll Industries Inc.[b]	292,108	9,438,009
TreeHouse Foods Inc.[a,b]	669,088	54,216,201

		433,550,635
GAS UTILITIES — 0.98%
Chesapeake Utilities Corp.	238,739	12,856,095
Laclede Group Inc. (The)	676,472	35,217,132
New Jersey Resources Corp.	1,336,197	36,812,227
Northwest Natural Gas Co.	427,497	18,031,823
ONE Gas Inc.	821,233	34,951,677
Piedmont Natural Gas Co. Inc.	1,229,826	43,425,156
South Jersey Industries Inc.	1,068,993	26,436,197
Southwest Gas Corp.	731,303	38,912,633
WGL Holdings Inc.	776,378	42,149,562

		288,792,502
HEALTH CARE EQUIPMENT & SUPPLIES — 3.43%
Abaxis Inc.	352,343	18,138,618
ABIOMED Inc.[a,b]	650,765	42,774,783
Accuray Inc.[a,b]	1,238,913	8,350,274
Analogic Corp.	194,122	15,316,226
AngioDynamics Inc.[a,b]	396,387	6,500,747
Anika Therapeutics Inc.[a,b]	229,515	7,580,880
Antares Pharma Inc.[a,b]	2,298,428	4,780,730
AtriCure Inc.[a,b]	444,470	10,951,741
Atrion Corp.	22,221	8,717,520
Cantel Medical Corp.	536,500	28,793,955
Cardiovascular Systems Inc.[a,b]	494,312	13,074,552
Cerus Corp.[a,b]	1,496,711	7,767,930
CONMED Corp.	431,251	25,128,996
Corindus Vascular Robotics Inc.[a]	351,019	1,232,077
CryoLife Inc.	402,197	4,536,782
Cutera Inc.[a]	225,735	3,494,378
Cyberonics Inc.[a,b]	406,776	24,186,901

Security	Shares	Value

Cynosure Inc. Class Aa,b	346,940	$13,384,945
Endologix Inc.[a,b]	1,054,499	16,176,015
Entellus Medical Inc.[a,b]	85,649	2,215,740
Exactech Inc.[a,b]	159,633	3,325,155
GenMark Diagnostics Inc.[a,b]	662,481	6,002,078
Globus Medical Inc. Class Aa,b	1,070,950	27,491,286
Greatbatch Inc.[a,b]	398,907	21,509,065
Haemonetics Corp.[a,b]	807,035	33,378,968
Halyard Health Inc.[a]	725,648	29,388,744
HeartWare International Inc.[a,b]	269,778	19,610,163
ICU Medical Inc.[a]	219,544	21,001,579
Inogen Inc.[a,b]	245,266	10,938,864
Insulet Corp.[a]	886,448	27,466,591
Integra LifeSciences Holdings Corp.[a,b]	400,032	26,950,156
Invacare Corp.	507,079	10,968,119
InVivo Therapeutics Holdings Corp.[a]	414,067	6,687,182
iRadimed Corp.[a]	43,916	1,021,925
K2M Group Holdings Inc.[a,b]	274,684	6,597,910
LDR Holding Corp.[a,b]	362,003	15,656,630
LeMaitre Vascular Inc.	185,283	2,234,513
Masimo Corp.[a,b]	683,132	26,464,534
Meridian Bioscience Inc.[b]	653,266	12,176,878
Merit Medical Systems Inc.[a,b]	688,896	14,838,820
Natus Medical Inc.[a,b]	515,194	21,926,657
Neogen Corp.[a,b]	578,721	27,454,524
Nevro Corp.[a,b]	236,419	12,707,521
NuVasive Inc.[a]	754,992	35,771,521
NxStage Medical Inc.[a]	989,615	14,136,650
OraSure Technologies Inc.[a,b]	889,097	4,792,233
Orthofix International NVa,b	294,244	9,745,361
Oxford Immunotec Global PLC[a,b]	314,136	4,350,784
Quidel Corp.[a,b]	451,071	10,352,079
Rockwell Medical Inc.[a,b]	767,166	12,366,716
RTI Surgical Inc.[a,b]	902,276	5,828,703
Second Sight Medical Products Inc.[a,b]	184,275	2,507,983
Sientra Inc.[a,b]	104,647	2,640,244
Spectranetics Corp. (The)[a,b]	663,030	15,256,320
STAAR Surgical Co.[a,b]	611,004	5,902,299
STERIS Corp.	932,037	60,060,464
SurModics Inc.[a,b]	205,185	4,805,433
Tandem Diabetes Care Inc.[a]	275,514	2,986,572
Thoratec Corp.[a]	846,250	37,717,362
Tornier NVa	567,284	14,176,427
TransEnterix Inc.[a,b]	494,222	1,482,666
Unilife Corp.[a,b]	1,829,828	3,934,130
Utah Medical Products Inc.	59,333	3,538,027
Vascular Solutions Inc.[a,b]	270,773	9,401,239
Veracyte Inc.[a,b]	210,302	2,342,764
West Pharmaceutical Services Inc.	1,122,618	65,201,653
Wright Medical Group Inc.[a,b]	803,372	21,096,549
Zeltiq Aesthetics Inc.[a,b]	502,387	14,805,345

		1,014,101,176
HEALTH CARE PROVIDERS & SERVICES — 2.78%
AAC Holdings Inc.[a,b]	124,162	5,408,497
Aceto Corp.	456,166	11,235,369
Addus HomeCare Corp.[a,b]	100,718	2,806,003
Adeptus Health Inc. Class Aa,b	96,663	9,182,018
Air Methods Corp.[a,b]	613,431	25,359,238
Alliance HealthCare Services Inc.[a,b]	81,865	1,530,057
Almost Family Inc.[a,b]	113,380	4,524,996
Amedisys Inc.[a,b]	441,453	17,538,928

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

AMN Healthcare Services Inc.[a,b]	743,265	$23,479,741
AmSurg Corp.[a,b]	754,775	52,796,511
Bio-Reference Laboratories Inc.[a,b]	385,798	15,914,167
BioScrip Inc.[a,b]	1,131,996	4,109,145
BioTelemetry Inc.[a,b]	429,898	4,053,938
Capital Senior Living Corp.[a,b]	461,736	11,312,532
Chemed Corp.	266,745	34,970,269
Civitas Solutions Inc.[a,b]	184,958	3,945,154
CorVel Corp.[a]	135,668	4,344,089
Cross Country Healthcare Inc.[a,b]	505,622	6,411,287
Diplomat Pharmacy Inc.[a,b]	564,142	25,245,354
Ensign Group Inc. (The)	396,796	20,260,404
ExamWorks Group Inc.[a,b]	644,616	25,204,486
Five Star Quality Care Inc.[a]	684,301	3,284,645
Genesis Healthcare Inc.[a]	571,476	3,771,742
Hanger Inc.[a,b]	552,405	12,948,373
HealthEquity Inc.[a,b]	565,451	18,122,705
HealthSouth Corp.	1,427,698	65,759,770
Healthways Inc.[a,b]	488,331	5,850,205
IPC Healthcare Inc.[a]	271,921	15,061,704
Kindred Healthcare Inc.	1,303,639	26,450,835
Landauer Inc.	150,801	5,374,548
LHC Group Inc.[a,b]	203,701	7,791,563
Magellan Health Inc.[a,b]	426,856	29,909,800
Molina Healthcare Inc.[a,b]	549,303	38,616,001
National Healthcare Corp.	158,062	10,272,449
National Research Corp. Class A	155,973	2,216,376
Nobilis Health Corp.[a]	498,492	3,389,746
Owens & Minor Inc.[b]	985,508	33,507,272
PharMerica Corp.[a,b]	475,325	15,828,323
Providence Service Corp. (The)[a,b]	213,237	9,442,134
RadNet Inc.[a,b]	544,320	3,641,501
Select Medical Holdings Corp.	1,637,338	26,524,876
Surgical Care Affiliates Inc.[a,b]	335,529	12,877,603
Team Health Holdings Inc.[a,b]	1,123,608	73,405,311
Triple-S Management Corp. Class Ba,b	378,638	9,715,851
Trupanion Inc.[a,b]	254,665	2,098,440
U.S. Physical Therapy Inc.	194,340	10,642,058
Universal American Corp./NYa	777,152	7,864,778
WellCare Health Plans Inc.[a,b]	687,366	58,309,258

		822,310,050
HEALTH CARE TECHNOLOGY — 0.57%
Castlight Health Inc.[a,b]	526,073	4,282,234
Computer Programs & Systems Inc.	177,323	9,472,595
Connecture Inc.[a,b]	107,215	1,132,190
HealthStream Inc.[a,b]	393,682	11,975,806
HMS Holdings Corp.[a,b]	1,383,435	23,753,579
Imprivata Inc.[a]	141,985	2,322,875
MedAssets Inc.[a,b]	943,509	20,813,809
Medidata Solutions Inc.[a,b]	862,689	46,861,267
Merge Healthcare Inc.[a,b]	1,086,768	5,216,486
Omnicell Inc.[a]	566,525	21,363,658
Press Ganey Holdings Inc.[a]	159,532	4,573,782
Quality Systems Inc.	782,227	12,961,501
Vocera Communications Inc.[a]	401,098	4,592,572

		169,322,354
HOTELS, RESTAURANTS & LEISURE — 3.31%
Belmond Ltd.[a,b]	1,514,823	18,920,139
Biglari Holdings Inc.[a,b]	25,946	10,735,158

Security	Shares	Value

BJ’s Restaurants Inc.[a,b]	336,064	$16,282,301
Bloomin’ Brands Inc.	1,932,878	41,266,945
Bob Evans Farms Inc./DE	369,730	18,874,717
Bojangles’ Inc.[a]	129,325	3,085,695
Boyd Gaming Corp.[a,b]	1,247,559	18,651,007
Bravo Brio Restaurant Group Inc.[a]	240,791	3,262,718
Buffalo Wild Wings Inc.[a,b]	296,443	46,449,654
Caesars Acquisition Co. Class Aa,b	723,038	4,974,501
Caesars Entertainment Corp.[a,b]	836,695	5,120,573
Carrols Restaurant Group Inc.[a,b]	558,520	5,808,608
Cheesecake Factory Inc. (The)	761,278	41,516,296
Churchill Downs Inc.	210,260	26,293,013
Chuy’s Holdings Inc.[a,b]	258,751	6,931,939
ClubCorp Holdings Inc.	684,921	16,355,914
Cracker Barrel Old Country Store Inc.	299,494	44,672,525
Dave & Buster’s Entertainment Inc.[a,b]	355,304	12,822,921
Del Frisco’s Restaurant Group Inc.[a,b]	370,953	6,910,854
Denny’s Corp.[a]	1,320,087	15,326,210
Diamond Resorts International Inc.[a,b]	649,486	20,491,283
DineEquity Inc.	264,967	26,255,580
El Pollo Loco Holdings Inc.[a,b]	209,831	4,345,600
Eldorado Resorts Inc.[a]	439,655	3,438,102
Empire Resorts Inc.[a,b]	243,151	1,237,639
Fiesta Restaurant Group Inc.[a,b]	419,220	20,961,000
Habit Restaurants Inc. (The)[a,b]	179,209	5,607,450
International Speedway Corp. Class A	436,619	16,010,819
Interval Leisure Group Inc.	612,355	13,992,312
Intrawest Resorts Holdings Inc.[a]	281,270	3,268,357
Isle of Capri Casinos Inc.[a,b]	347,559	6,308,196
Jack in the Box Inc.	583,525	51,443,564
Jamba Inc.[a,b]	219,651	3,402,394
Kona Grill Inc.[a]	131,691	2,556,122
Krispy Kreme Doughnuts Inc.[a,b]	1,013,978	19,529,216
La Quinta Holdings Inc.[a,b]	1,459,926	33,359,309
Marcus Corp. (The)	288,929	5,541,658
Marriott Vacations Worldwide Corp.	403,717	37,041,035
Monarch Casino & Resort Inc.[a]	156,797	3,223,746
Morgans Hotel Group Co.[a,b]	430,596	2,902,217
Noodles & Co.[a,b]	189,573	2,767,766
Papa John’s International Inc.	452,010	34,176,476
Papa Murphy’s Holdings Inc.[a,b]	141,904	2,940,251
Penn National Gaming Inc.[a,b]	1,247,317	22,888,267
Pinnacle Entertainment Inc.[a,b]	813,526	30,328,249
Popeyes Louisiana Kitchen Inc.[a]	361,754	21,701,623
Potbelly Corp.[a,b]	340,253	4,168,099
Red Robin Gourmet Burgers Inc.[a,b]	220,789	18,948,112
Ruby Tuesday Inc.[a,b]	976,068	6,119,946
Ruth’s Hospitality Group Inc.	547,597	8,827,264
Scientific Games Corp. Class Aa,b	786,437	12,221,231
SeaWorld Entertainment Inc.	1,065,944	19,656,007
Shake Shack Inc. Class Aa,b	90,514	5,455,279
Sonic Corp.	812,515	23,400,432
Speedway Motorsports Inc.	184,464	4,178,110
Texas Roadhouse Inc.	1,092,855	40,905,563
Vail Resorts Inc.	567,197	61,937,912
Zoe’s Kitchen Inc.[a,b]	301,093	12,326,747

		978,124,621
HOUSEHOLD DURABLES — 1.31%
Bassett Furniture Industries Inc.	167,801	4,767,226
Beazer Homes USA Inc.[a,b]	430,546	8,589,393
Cavco Industries Inc.[a]	138,950	10,482,388

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

Century Communities Inc.[a,b]	237,395	$4,778,761
CSS Industries Inc.	147,480	4,461,270
Ethan Allen Interiors Inc.	398,603	10,499,203
Flexsteel Industries Inc.	91,581	3,946,225
Green Brick Partners Inc.[a]	224,068	2,453,545
Helen of Troy Ltd.[a]	444,858	43,369,206
Hooker Furniture Corp.	168,492	4,230,834
Hovnanian Enterprises Inc. Class Aa,b	1,889,439	5,025,908
Installed Building Products Inc.[a,b]	310,184	7,593,304
iRobot Corp.[a,b]	465,141	14,828,695
KB Home	1,275,584	21,174,694
La-Z-Boy Inc.	800,150	21,075,951
LGI Homes Inc.[a,b]	220,764	4,366,712
Libbey Inc.	341,941	14,132,422
Lifetime Brands Inc.	171,876	2,538,609
M/I Homes Inc.[a,b]	384,525	9,486,232
MDC Holdings Inc.	610,928	18,309,512
Meritage Homes Corp.[a,b]	619,344	29,164,909
NACCO Industries Inc. Class A	65,402	3,973,826
New Home Co. Inc. (The)[a,b]	136,919	2,359,114
Ryland Group Inc. (The)[b]	730,577	33,876,855
Skullcandy Inc.[a]	326,132	2,501,432
Standard Pacific Corp.[a,b]	2,286,748	20,374,925
Taylor Morrison Home Corp. Class Aa	506,932	10,321,135
TRI Pointe Homes Inc.[a,b]	2,520,332	38,561,080
Universal Electronics Inc.[a]	248,330	12,376,767
WCI Communities Inc.[a,b]	240,704	5,870,771
William Lyon Homes Class Aa	304,249	7,810,072
ZAGG Inc.[a]	460,439	3,646,677

		386,947,653
HOUSEHOLD PRODUCTS — 0.17%
Central Garden & Pet Co. Class Aa,b	664,144	7,577,883
HRG Group Inc.[a,b]	1,230,108	15,991,404
Oil-Dri Corp. of America	78,684	2,390,420
Orchids Paper Products Co.	145,250	3,496,168
WD-40 Co.	227,765	19,851,997

		49,307,872
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.62%
Abengoa Yield PLC[b]	764,776	23,952,784
Atlantic Power Corp.	1,916,844	5,903,880
Dynegy Inc.[a,b]	1,999,725	58,491,956
NRG Yield Inc. Class A	537,984	11,830,268
NRG Yield Inc. Class Cb	539,269	11,804,598
Ormat Technologies Inc.	579,884	21,850,029
Pattern Energy Group Inc.	806,041	22,875,444
Talen Energy Corp.[a]	1,301,110	22,327,048
Vivint Solar Inc.[a,b]	326,135	3,969,063

		183,005,070
INDUSTRIAL CONGLOMERATES — 0.04%
Raven Industries Inc.	591,906	12,033,449

		12,033,449
INSURANCE — 2.34%
Ambac Financial Group Inc.[a,b]	614,693	10,228,492
American Equity Investment Life Holding Co.	1,203,317	32,465,493
AMERISAFE Inc.	296,991	13,976,396

Security	Shares	Value

Argo Group International Holdings Ltd.[b]	436,547	$24,315,668
Atlas Financial Holdings Inc.[a]	164,463	3,261,301
Baldwin & Lyons Inc. Class B	149,417	3,439,579
Citizens Inc./TXa,b	765,215	5,708,504
CNO Financial Group Inc.	3,073,474	56,398,248
Crawford & Co. Class B	454,198	3,828,889
Donegal Group Inc. Class A	135,206	2,059,187
eHealth Inc.[a]	283,342	3,595,610
EMC Insurance Group Inc.	125,175	3,138,137
Employers Holdings Inc.	499,497	11,378,542
Enstar Group Ltd.[a]	141,692	21,955,175
FBL Financial Group Inc. Class A	150,827	8,705,734
Federated National Holding Co.	223,243	5,402,481
Fidelity & Guaranty Life	177,675	4,198,460
First American Financial Corp.	1,691,525	62,941,645
Global Indemnity PLC[a]	131,282	3,686,399
Greenlight Capital Re Ltd. Class Aa,b	452,658	13,204,034
Hallmark Financial Services Inc.[a,b]	223,450	2,542,861
HCI Group Inc.	134,759	5,957,695
Heritage Insurance Holdings Inc.[a,b]	385,177	8,855,219
Horace Mann Educators Corp.	642,915	23,389,248
Independence Holding Co.	113,992	1,503,554
Infinity Property & Casualty Corp.	179,452	13,609,640
James River Group Holdings Ltd.[b]	173,584	4,490,618
Kansas City Life Insurance Co.	58,784	2,687,017
Kemper Corp.	679,458	26,193,106
Maiden Holdings Ltd.	791,919	12,496,482
MBIA Inc.[a]	2,433,948	14,628,028
Meadowbrook Insurance Group Inc.	790,651	6,799,599
Montpelier Re Holdings Ltd.	565,214	22,325,953
National General Holdings Corp.	558,751	11,638,783
National Interstate Corp.	111,878	3,056,507
National Western Life Insurance Co. Class A	35,058	8,396,040
Navigators Group Inc. (The)[a]	166,092	12,882,096
OneBeacon Insurance Group Ltd. Class A	357,681	5,189,951
Patriot National Inc.[a,b]	134,402	2,150,432
Primerica Inc.	801,726	36,630,861
RLI Corp.	674,354	34,655,052
Safety Insurance Group Inc.	235,264	13,577,085
Selective Insurance Group Inc.	889,835	24,959,872
State Auto Financial Corp.	235,980	5,651,721
State National Companies Inc.	487,060	5,274,860
Stewart Information Services Corp.	351,189	13,977,322
Symetra Financial Corp.	1,173,139	28,354,770
Third Point Reinsurance Ltd.[a,b]	1,316,096	19,412,416
United Fire Group Inc.	317,313	10,395,174
United Insurance Holdings Corp.	270,250	4,199,685
Universal Insurance Holdings Inc.	501,603	12,138,793

		691,908,414
INTERNET & CATALOG RETAIL — 0.75%
1-800-Flowers.com Inc. Class Aa,b	394,735	4,128,928
Blue Nile Inc.[a,b]	186,706	5,673,995
Etsy Inc.[a]	311,632	4,378,430
EVINE Live Inc.[a,b]	697,539	1,876,380
FTD Companies Inc.[a,b]	286,434	8,074,574
HSN Inc.	507,710	35,636,165
Lands’ End Inc.[a,b]	258,397	6,415,998
Liberty TripAdvisor Holdings Inc. Class Aa	1,166,102	37,571,806
NutriSystem Inc.	453,034	11,271,486
Orbitz Worldwide Inc.[a,b]	1,741,889	19,892,372
Overstock.com Inc.[a]	189,548	4,272,412

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

PetMed Express Inc.[b]	318,980	$5,508,785
Shutterfly Inc.[a,b]	587,154	28,071,833
Travelport Worldwide Ltd.[b]	1,645,811	22,679,276
Wayfair Inc. Class Aa,b	312,819	11,774,507
zulily Inc. Class Aa	1,023,101	13,341,237

		220,568,184
INTERNET SOFTWARE & SERVICES — 2.63%
Actua Corp.[a,b]	636,513	9,076,675
Amber Road Inc.[a,b]	275,546	1,934,333
Angie’s List Inc.[a,b]	691,132	4,257,373
Apigee Corp.[a]	79,725	791,669
Bankrate Inc.[a,b]	1,045,318	10,965,386
Bazaarvoice Inc.[a,b]	951,311	5,603,222
Benefitfocus Inc.[a,b]	122,909	5,389,560
Blucora Inc.[a,b]	641,053	10,353,006
Box Inc. Class Aa,b	201,709	3,759,856
Brightcove Inc.[a,b]	512,237	3,513,946
Carbonite Inc.[a,b]	288,707	3,409,630
Care.com Inc.[a,b]	298,842	1,769,145
ChannelAdvisor Corp.[a,b]	343,113	4,100,200
Cimpress NVa,b	512,150	43,102,544
comScore Inc.[a,b]	537,441	28,624,108
Constant Contact Inc.[a,b]	503,284	14,474,448
Cornerstone OnDemand Inc.[a,b]	842,512	29,319,418
Coupons.com Inc.[a,b]	951,930	10,271,325
Cvent Inc.[a,b]	364,589	9,399,104
Dealertrack Technologies Inc.[a,b]	855,145	53,694,555
Demandware Inc.[a,b]	520,600	37,004,248
DHI Group Inc.[a,b]	693,084	6,161,517
EarthLink Holdings Corp.	1,614,290	12,091,032
Endurance International Group Holdings Inc.[a,b]	914,006	18,883,364
Envestnet Inc.[a,b]	551,436	22,294,557
Everyday Health Inc.[a,b]	336,684	4,302,822
Five9 Inc.[a,b]	369,932	1,934,744
Gogo Inc.[a,b]	878,181	18,819,419
GrubHub Inc.[a,b]	1,172,290	39,939,920
GTT Communications Inc.[a,b]	381,160	9,098,289
Hortonworks Inc.[a,b]	120,323	3,046,578
Internap Corp.[a,b]	862,729	7,980,243
IntraLinks Holdings Inc.[a,b]	630,941	7,514,507
j2 Global Inc.[b]	752,426	51,119,822
Limelight Networks Inc.[a]	958,121	3,774,997
Liquidity Services Inc.[a,b]	380,629	3,665,457
LivePerson Inc.[a,b]	888,631	8,717,470
LogMeIn Inc.[a,b]	384,803	24,815,945
Marchex Inc. Class B	512,064	2,534,717
Marin Software Inc.[a,b]	428,852	2,890,462
Marketo Inc.[a,b]	542,448	15,221,091
MaxPoint Interactive Inc.[a]	106,736	862,427
Millennial Media Inc.[a,b]	1,861,935	3,016,335
Monster Worldwide Inc.[a,b]	1,426,933	9,332,142
New Relic Inc.[a,b]	91,561	3,222,032
NIC Inc.	1,024,785	18,733,070
OPOWER Inc.[a,b]	407,692	4,692,535
Q2 Holdings Inc.[a,b]	303,728	8,580,316
QuinStreet Inc.[a,b]	566,666	3,654,996
RealNetworks Inc.[a,b]	376,733	2,038,126
Reis Inc.[b]	135,265	3,000,178
RetailMeNot Inc.[a,b]	598,992	10,680,027
Rocket Fuel Inc.[a,b]	411,636	3,375,415
SciQuest Inc.[a,b]	433,565	6,421,098

Security	Shares	Value

Shutterstock Inc.[a,b]	306,045	$17,946,479
SPS Commerce Inc.[a,b]	258,405	17,003,049
Stamps.com Inc.[a,b]	223,063	16,410,745
TechTarget Inc.[a,b]	305,167	2,725,141
Textura Corp.[a,b]	304,563	8,475,988
Travelzoo Inc.[a,b]	110,763	1,249,407
TrueCar Inc.[a,b]	763,061	9,149,101
United Online Inc.[a]	228,923	3,587,223
Web.com Group Inc.[a,b]	685,466	16,601,986
WebMD Health Corp.[a,b]	590,371	26,141,628
Wix.com Ltd.[a,b]	291,808	6,892,505
XO Group Inc.[a]	415,740	6,797,349
Xoom Corp.[a,b]	500,767	10,543,649

		776,753,651
IT SERVICES — 2.26%
6D Global Technologies Inc.	308,534	2,017,812
Acxiom Corp.[a,b]	1,221,818	21,479,560
Blackhawk Network Holdings Inc.[a,b]	847,908	34,933,810
CACI International Inc. Class Aa,b	377,583	30,542,689
Cardtronics Inc.[a,b]	701,072	25,974,718
Cass Information Systems Inc.	179,868	10,112,179
CIBER Inc.[a,b]	1,243,224	4,289,123
Convergys Corp.	1,543,075	39,332,982
CSG Systems International Inc.	512,365	16,221,476
Datalink Corp.[a]	320,545	2,865,672
EPAM Systems Inc.[a,b]	762,573	54,318,075
Euronet Worldwide Inc.[a,b]	809,799	49,964,598
EVERTEC Inc.	1,028,153	21,837,970
ExlService Holdings Inc.[a]	520,684	18,005,253
Forrester Research Inc.	158,237	5,699,697
Global Cash Access Holdings Inc.[a,b]	1,032,478	7,991,380
Hackett Group Inc. (The)	377,317	5,067,367
Heartland Payment Systems Inc.	571,602	30,895,088
iGATE Corp.[a]	564,837	26,937,076
Lionbridge Technologies Inc.[a,b]	1,011,618	6,241,683
Luxoft Holding Inc.[a]	286,026	16,174,770
ManTech International Corp./VA Class A	379,696	11,011,184
MAXIMUS Inc.	1,028,086	67,576,093
ModusLink Global Solutions Inc.[a,b]	597,243	2,030,626
MoneyGram International Inc.[a]	461,566	4,241,791
NeuStar Inc. Class Aa,b	331,105	9,671,577
Perficient Inc.[a]	555,217	10,682,375
PFSweb Inc.[a]	187,828	2,603,296
Science Applications International Corp.	717,795	37,935,466
ServiceSource International Inc.[a,b]	927,960	5,075,941
Sykes Enterprises Inc.[a]	609,922	14,790,608
Syntel Inc.[a,b]	490,372	23,282,863
TeleTech Holdings Inc.	255,513	6,919,292
Unisys Corp.[a,b]	780,920	15,610,591
Virtusa Corp.[a]	462,219	23,758,057

		666,092,738
LEISURE PRODUCTS — 0.30%
Arctic Cat Inc.	203,513	6,758,667
Black Diamond Inc.[a,b]	360,345	3,329,588
Callaway Golf Co.	1,222,623	10,930,250
Escalade Inc.	158,304	2,911,210
JAKKS Pacific Inc.[a,b]	301,000	2,976,890
Johnson Outdoors Inc. Class A	80,903	1,905,266
Malibu Boats Inc. Class Aa	278,416	5,593,377

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

Marine Products Corp.	173,521	$1,082,771
Nautilus Inc.[a,b]	491,691	10,576,273
Performance Sports Group Ltd.[a]	706,818	12,722,724
Smith & Wesson Holding Corp.[a,b]	841,460	13,959,821
Sturm Ruger & Co. Inc.	292,364	16,796,312

		89,543,149
LIFE SCIENCES TOOLS & SERVICES — 0.58%
Accelerate Diagnostics Inc.[a,b]	337,471	8,710,127
Affymetrix Inc.[a,b]	1,210,247	13,215,897
Albany Molecular Research Inc.[a,b]	387,358	7,832,379
Cambrex Corp.[a]	489,281	21,499,007
Fluidigm Corp.[a,b]	450,969	10,913,450
Furiex Pharmaceuticals Inc.[b]	114,312	1,143,120
Harvard Bioscience Inc.[a]	521,641	2,973,354
INC Research Holdings Inc.[a]	202,146	8,110,098
Luminex Corp.[a,b]	670,797	11,577,956
NanoString Technologies Inc.[a,b]	198,789	3,065,326
NeoGenomics Inc.[a]	834,630	4,515,348
Pacific Biosciences of California Inc.[a,b]	954,494	5,497,885
PAREXEL International Corp.[a,b]	861,015	55,371,875
PRA Health Sciences Inc.[a,b]	311,656	11,322,463
Sequenom Inc.[a,b]	1,858,587	5,650,104

		171,398,389
MACHINERY — 2.76%
Accuride Corp.[a,b]	618,993	2,383,123
Actuant Corp. Class A	930,884	21,494,112
Alamo Group Inc.	150,864	8,243,209
Albany International Corp. Class A	442,558	17,613,808
Altra Industrial Motion Corp.	413,565	11,240,697
American Railcar Industries Inc.[b]	148,596	7,227,709
Astec Industries Inc.	296,706	12,408,245
Barnes Group Inc.	855,523	33,356,842
Blount International Inc.[a,b]	763,087	8,332,910
Blue Bird Corp.	79,270	1,029,717
Briggs & Stratton Corp.[b]	698,075	13,444,925
Chart Industries Inc.[a,b]	477,737	17,079,098
CIRCOR International Inc.	268,309	14,630,890
CLARCOR Inc.	782,860	48,725,206
Columbus McKinnon Corp./NY	314,935	7,873,375
Commercial Vehicle Group Inc.[a,b]	434,996	3,136,321
Douglas Dynamics Inc.	351,181	7,543,368
EnPro Industries Inc.	356,848	20,418,843
ESCO Technologies Inc.	408,248	15,272,558
ExOne Co. (The)[a,b]	166,780	1,851,258
Federal Signal Corp.	978,377	14,587,601
FreightCar America Inc.	193,496	4,040,196
Global Brass & Copper Holdings Inc.	337,993	5,749,261
Gorman-Rupp Co. (The)	299,013	8,396,285
Graham Corp.	160,070	3,279,834
Greenbrier Companies Inc. (The)[b]	412,644	19,332,371
Harsco Corp.	1,251,847	20,655,475
Hillenbrand Inc.	982,843	30,173,280
Hurco Companies Inc.	104,324	3,611,697
Hyster-Yale Materials Handling Inc.	148,681	10,300,620
John Bean Technologies Corp.	457,028	17,179,683
Kadant Inc.	172,227	8,129,114
LB Foster Co. Class A	163,416	5,655,828
Lindsay Corp.[b]	184,715	16,238,296
Lydall Inc.[a,b]	267,051	7,894,028

Security	Shares	Value

Meritor Inc.[a]	1,526,201	$20,023,757
Miller Industries Inc./TN	181,640	3,623,718
Mueller Industries Inc.	889,788	30,893,439
Mueller Water Products Inc. Class A	2,514,053	22,877,882
Navistar International Corp.[a]	795,431	18,000,604
NN Inc.	292,117	7,454,826
Omega Flex Inc.	46,285	1,743,093
Proto Labs Inc.[a,b]	363,922	24,557,457
RBC Bearings Inc.[a]	365,557	26,232,370
Rexnord Corp.[a,b]	1,587,462	37,956,216
Standex International Corp.	199,914	15,979,126
Sun Hydraulics Corp.	355,639	13,553,402
Tennant Co.	287,694	18,797,926
Titan International Inc.	678,527	7,287,380
TriMas Corp.[a,b]	707,882	20,953,307
Twin Disc Inc.	135,145	2,519,103
Wabash National Corp.[a]	1,063,073	13,330,935
Watts Water Technologies Inc. Class A	440,237	22,826,288
Woodward Inc.	1,019,342	56,053,617
Xerium Technologies Inc.[a]	175,644	3,196,721

		816,390,950
MARINE — 0.16%
Eagle Bulk Shipping Inc.[a]	346,538	2,415,370
Golden Ocean Group Ltd.[b]	1,055,053	4,061,954
Matson Inc.	678,712	28,533,053
Navios Maritime Holdings Inc.	1,272,051	4,732,030
Safe Bulkers Inc.	604,484	1,946,438
Scorpio Bulkers Inc.[a,b]	2,813,897	4,586,652
Ultrapetrol Bahamas Ltd.[a]	347,040	392,155

		46,667,652
MEDIA — 1.61%
AMC Entertainment Holdings Inc. Class A	332,493	10,200,885
Carmike Cinemas Inc.[a,b]	383,807	10,186,238
Central European Media Enterprises Ltd. Class Aa,b	1,134,300	2,472,774
Crown Media Holdings Inc. Class Aa	541,827	2,449,058
Cumulus Media Inc. Class Aa,b	2,248,021	4,563,483
Daily Journal Corp.[a,b]	17,051	3,350,692
DreamWorks Animation SKG Inc. Class Aa	1,184,113	31,236,901
Entercom Communications Corp. Class Aa	397,419	4,538,525
Entravision Communications Corp. Class A	993,617	8,177,468
Eros International PLC[a,b]	441,103	11,080,507
EW Scripps Co. (The) Class A	922,072	21,069,345
Global Eagle Entertainment Inc.[a,b]	722,698	9,409,528
Gray Television Inc.[a]	987,706	15,487,230
Harte-Hanks Inc.	760,387	4,531,907
Hemisphere Media Group Inc.[a,b]	139,764	1,663,192
IMAX Corp.[a]	941,766	37,924,917
Journal Media Group Inc.[b]	380,177	3,151,667
Loral Space & Communications Inc.[a,b]	205,227	12,953,928
Martha Stewart Living Omnimedia Inc. Class Aa,b	480,221	2,996,579
MDC Partners Inc. Class A	679,954	13,395,094
Media General Inc.[a,b]	1,494,069	24,682,020
Meredith Corp.	574,018	29,935,039
National CineMedia Inc.	961,717	15,349,003
New Media Investment Group Inc.	699,422	12,540,636
New York Times Co. (The) Class Ab	2,147,806	29,317,552
Nexstar Broadcasting Group Inc. Class A	488,900	27,378,400
Reading International Inc. Class Aa	262,050	3,629,392
Rentrak Corp.[a,b]	197,829	13,808,464

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

Saga Communications Inc. Class A	58,288	$2,206,201
Scholastic Corp.	416,961	18,400,489
SFX Entertainment Inc.[a,b]	717,868	3,223,227
Sinclair Broadcast Group Inc. Class A	1,034,982	28,886,348
Sizmek Inc.[a]	341,250	2,422,875
Time Inc.	1,709,828	39,343,142
Townsquare Media Inc. Class Aa	110,725	1,503,646
Tribune Publishing Co.	306,744	4,766,802
World Wrestling Entertainment Inc. Class Ab	472,235	7,791,877

		476,025,031
METALS & MINING — 1.00%
AK Steel Holding Corp.[a,b]	2,784,609	10,776,437
Carpenter Technology Corp.	785,934	30,399,927
Century Aluminum Co.[a,b]	773,212	8,064,601
Cliffs Natural Resources Inc.	2,389,804	10,347,851
Coeur Mining Inc.[a,b]	2,129,293	12,158,263
Commercial Metals Co.	1,807,649	29,066,996
Gerber Scientific Inc. Escrow[a]	276,144	2,762
Globe Specialty Metals Inc.	1,016,009	17,983,359
Handy & Harman Ltd.[a]	42,360	1,467,774
Haynes International Inc.	195,166	9,625,587
Hecla Mining Co.[b]	5,793,138	15,235,953
Horsehead Holding Corp.[a,b]	887,658	10,403,352
Kaiser Aluminum Corp.[b]	268,023	22,267,351
Materion Corp.	315,549	11,123,102
Olympic Steel Inc.	144,662	2,522,905
Real Industry Inc.[a]	381,583	4,330,967
RTI International Metals Inc.[a]	481,823	15,187,061
Ryerson Holding Corp.[a,b]	177,847	1,618,408
Schnitzer Steel Industries Inc. Class A	415,668	7,261,720
Stillwater Mining Co.[a,b]	1,886,224	21,861,336
SunCoke Energy Inc.	1,020,903	13,271,739
TimkenSteel Corp.	622,385	16,798,171
Worthington Industries Inc.	750,324	22,554,740

		294,330,362
MULTI-UTILITIES — 0.33%
Avista Corp.	972,637	29,811,324
Black Hills Corp.	700,085	30,558,710
NorthWestern Corp.	734,587	35,811,117

		96,181,151
MULTILINE RETAIL — 0.40%
Big Lots Inc.	840,867	37,830,606
Burlington Stores Inc.[a]	1,175,664	60,193,997
Fred’s Inc. Class A	582,062	11,227,976
Tuesday Morning Corp.[a,b]	690,842	7,782,335

		117,034,914
OIL, GAS & CONSUMABLE FUELS — 2.50%
Abraxas Petroleum Corp.[a,b]	1,481,787	4,371,272
Adams Resources & Energy Inc.	34,736	1,549,226
Alon USA Energy Inc.	486,929	9,202,958
Approach Resources Inc.[a,b]	571,393	3,914,042
Ardmore Shipping Corp.	283,814	3,436,987
Bill Barrett Corp.[a,b]	786,495	6,755,992
Bonanza Creek Energy Inc.[a,b]	774,924	14,142,363
Callon Petroleum Co.[a,b]	1,033,222	8,596,407

Security	Shares	Value

Carrizo Oil & Gas Inc.[a,b]	803,208	$39,549,962
Clayton Williams Energy Inc.[a,b]	92,610	6,089,107
Clean Energy Fuels Corp.[a,b]	1,118,366	6,285,217
Cloud Peak Energy Inc.[a,b]	962,747	4,486,401
Contango Oil & Gas Co.[a,b]	275,898	3,385,268
Delek U.S. Holdings Inc.	895,765	32,982,067
DHT Holdings Inc.	1,454,336	11,300,191
Dorian LPG Ltd.[a,b]	390,251	6,509,387
Earthstone Energy Inc.[a]	20,328	397,006
Eclipse Resources Corp.[a,b]	749,165	3,940,608
Energy Fuels Inc./Canada[a]	681,319	3,031,870
Energy XXI Ltd.[b]	1,489,944	3,918,553
Erin Energy Corp.	216,189	845,299
Evolution Petroleum Corp.	383,779	2,529,104
EXCO Resources Inc.[b]	2,484,616	2,931,847
Frontline Ltd./Bermuda[a,b]	1,685,068	4,111,566
GasLog Ltd.[b]	651,456	12,996,547
Gastar Exploration Inc.[a,b]	1,265,130	3,909,252
Green Plains Inc.	589,730	16,247,061
Halcon Resources Corp.[a,b]	5,725,716	6,641,831
Hallador Energy Co.	167,509	1,397,025
Isramco Inc.[a,b]	14,436	1,992,457
Jones Energy Inc. Class Aa,b	451,518	4,086,238
Magnum Hunter Resources Corp.[a,b]	3,287,478	6,147,584
Matador Resources Co.[a,b]	1,142,621	28,565,525
Navios Maritime Acquisition Corp.	1,293,895	4,645,083
Nordic American Tankers Ltd.[b]	1,394,226	19,839,836
Northern Oil and Gas Inc.[a,b]	968,174	6,554,538
Oasis Petroleum Inc.[a]	2,170,387	34,400,634
Pacific Ethanol Inc.[a,b]	388,784	4,012,251
Panhandle Oil and Gas Inc. Class A	257,665	5,331,089
Par Petroleum Corp.[a]	249,697	4,674,328
Parsley Energy Inc. Class Aa,b	1,301,338	22,669,308
PDC Energy Inc.[a,b]	625,469	33,550,157
Peabody Energy Corp.	4,331,082	9,485,070
Penn Virginia Corp.[a,b]	1,093,144	4,787,971
PetroCorp Inc. Escrow[a]	26,106	—
Renewable Energy Group Inc.[a,b]	685,019	7,918,820
REX American Resources Corp.[a,b]	103,715	6,600,423
Rex Energy Corp.[a,b]	759,716	4,246,812
Ring Energy Inc.[a,b]	325,468	3,641,987
Rosetta Resources Inc.[a]	1,182,446	27,361,800
RSP Permian Inc.[a,b]	853,272	23,985,476
Sanchez Energy Corp.[a,b]	827,170	8,106,266
SandRidge Energy Inc.[a]	6,750,825	5,920,473
Scorpio Tankers Inc.	2,793,486	28,186,274
SemGroup Corp. Class A	685,141	54,455,007
Ship Finance International Ltd.[b]	927,694	15,139,966
Solazyme Inc.[a,b]	1,257,353	3,948,088
Stone Energy Corp.[a,b]	895,669	11,276,473
Synergy Resources Corp.[a,b]	1,622,629	18,546,649
Teekay Tankers Ltd. Class A	1,312,808	8,677,661
TransAtlantic Petroleum Ltd.[a]	361,003	1,844,725
Triangle Petroleum Corp.[a,b]	737,172	3,700,603
Ultra Petroleum Corp.[a]	2,388,625	29,905,585
Uranium Energy Corp.[a]	1,434,428	2,280,740
W&T Offshore Inc.[b]	554,974	3,041,257
Western Refining Inc.	1,108,989	48,374,100
Westmoreland Coal Co.[a,b]	279,246	5,802,732

		739,158,402

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.59%
Boise Cascade Co.[a,b]	617,664	$22,655,916
Clearwater Paper Corp.[a]	298,040	17,077,692
Deltic Timber Corp.	172,178	11,646,120
KapStone Paper and Packaging Corp.	1,330,037	30,750,456
Louisiana-Pacific Corp.[a]	2,224,046	37,875,503
Neenah Paper Inc.	261,737	15,432,014
PH Glatfelter Co.	676,657	14,879,687
Schweitzer-Mauduit International Inc.	476,415	18,999,430
Wausau Paper Corp.	645,129	5,922,284

		175,239,102
PERSONAL PRODUCTS — 0.18%
Elizabeth Arden Inc.[a,b]	410,697	5,856,539
Inter Parfums Inc.	266,252	9,033,930
Medifast Inc.[a,b]	171,051	5,528,368
Natural Health Trends Corp.	122,877	5,094,481
Nature’s Sunshine Products Inc.	167,504	2,303,180
Nutraceutical International Corp.[a,b]	132,943	3,289,010
Revlon Inc. Class Aa,b	180,839	6,638,600
Synutra International Inc.[a]	332,106	2,374,558
USANA Health Sciences Inc.[a,b]	88,340	12,072,544

		52,191,210
PHARMACEUTICALS — 1.94%
Aerie Pharmaceuticals Inc.[a,b]	319,779	5,644,099
Agile Therapeutics Inc.[a]	162,378	1,394,827
Alimera Sciences Inc.[a,b]	422,581	1,948,098
Amphastar Pharmaceuticals Inc.[a,b]	495,288	8,707,163
ANI Pharmaceuticals Inc.[a,b]	122,861	7,623,525
Aratana Therapeutics Inc.[a,b]	468,924	7,090,131
Assembly Biosciences Inc.[a]	223,743	4,309,290
BioDelivery Sciences International Inc.[a]	692,418	5,511,647
Carbylan Therapeutics Inc.[a]	191,357	1,368,203
Catalent Inc.[a]	1,303,834	38,241,451
Cempra Inc.[a,b]	490,116	16,840,386
Collegium Pharmaceutical Inc.[a]	103,996	1,855,289
Corcept Therapeutics Inc.[a,b]	965,045	5,799,920
Corium International Inc.[a]	135,423	1,853,941
Depomed Inc.[a,b]	937,373	20,116,025
Dermira Inc.[a,b]	200,382	3,516,704
DURECT Corp.[a]	1,752,905	4,189,443
Endocyte Inc.[a,b]	587,729	3,050,314
Flex Pharma Inc.[a,b]	87,757	1,509,420
Foamix Pharmaceuticals Ltd.[a]	352,604	3,614,191
Heska Corp.[a]	88,718	2,634,037
IGI Laboratories Inc.[a,b]	644,632	4,061,182
Impax Laboratories Inc.[a,b]	1,119,037	51,386,179
Intersect ENT Inc.[a]	218,628	6,259,320
Intra-Cellular Therapies Inc.[a]	338,220	10,806,129
Lannett Co. Inc.[a,b]	414,395	24,631,639
Medicines Co. (The)[a,b]	1,034,356	29,592,925
Nektar Therapeutics[a,b]	2,054,484	25,701,595
Ocular Therapeutix Inc.[a,b]	203,204	4,273,380
Omeros Corp.[a,b]	592,466	10,658,463
Pacira Pharmaceuticals Inc./DEa,b	569,033	40,242,014
Paratek Pharmaceuticals Inc.	190,153	4,900,243
Pernix Therapeutics Holdings Inc.[a,b]	678,782	4,018,389
Phibro Animal Health Corp.	272,179	10,598,650
POZEN Inc.[a,b]	453,688	4,677,523

Security	Shares	Value

Prestige Brands Holdings Inc.[a,b]	816,454	$37,752,833
Relypsa Inc.[a,b]	508,176	16,815,544
Revance Therapeutics Inc.[a,b]	243,851	7,798,355
Sagent Pharmaceuticals Inc.[a,b]	347,312	8,443,155
SciClone Pharmaceuticals Inc.[a,b]	779,017	7,649,947
Sucampo Pharmaceuticals Inc. Class Aa,b	387,657	6,369,205
Supernus Pharmaceuticals Inc.[a,b]	535,471	9,092,298
Tetraphase Pharmaceuticals Inc.[a,b]	563,362	26,725,893
TherapeuticsMD Inc.[a,b]	1,981,746	15,576,524
Theravance Biopharma Inc.[a,b]	384,395	5,004,823
Theravance Inc.[c,b]	1,330,418	24,040,653
VIVUS Inc.[a,b]	1,618,751	3,820,252
XenoPort Inc.[a,b]	924,180	5,665,223
Zogenix Inc.[a,b]	2,391,170	4,017,166
ZS Pharma Inc.[a,b]	283,173	14,835,433

		572,233,039
PROFESSIONAL SERVICES — 1.38%
Acacia Research Corp.	801,536	7,029,471
Advisory Board Co. (The)[a,b]	662,617	36,225,271
Barrett Business Services Inc.	112,750	4,095,080
CBIZ Inc.[a,b]	771,712	7,439,304
CDI Corp.	228,548	2,971,124
CEB Inc.	522,368	45,477,358
CRA International Inc.[a]	144,631	4,030,866
Exponent Inc.	406,287	18,193,532
Franklin Covey Co.[a]	178,997	3,631,849
FTI Consulting Inc.[a,b]	649,935	26,803,319
GP Strategies Corp.[a,b]	205,134	6,818,654
Heidrick & Struggles International Inc.	287,622	7,501,182
Hill International Inc.[a]	570,305	2,999,804
Huron Consulting Group Inc.[a,b]	361,780	25,357,160
ICF International Inc.[a]	305,871	10,662,663
Insperity Inc.	303,124	15,429,012
Kelly Services Inc. Class A	450,237	6,911,138
Kforce Inc.	387,078	8,852,474
Korn/Ferry International	787,420	27,378,594
Mistras Group Inc.[a,b]	261,662	4,966,345
Navigant Consulting Inc.[a,b]	755,621	11,236,084
On Assignment Inc.[a]	807,794	31,730,148
Pendrell Corp.[a,b]	2,604,212	3,567,771
Resources Connection Inc.	588,969	9,476,511
RPX Corp.[a,b]	849,239	14,352,139
TriNet Group Inc.[a,b]	641,655	16,265,954
TrueBlue Inc.[a,b]	655,610	19,602,739
Volt Information Sciences Inc.[a]	148,872	1,445,547
VSE Corp.	65,837	3,522,938
WageWorks Inc.[a,b]	558,472	22,590,192

		406,564,223
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.42%
Acadia Realty Trust[b]	1,074,313	31,273,251
AG Mortgage Investment Trust Inc.[b]	445,645	7,700,746
Agree Realty Corp.[b]	276,351	8,061,159
Alexander’s Inc.[b]	32,801	13,448,410
Altisource Residential Corp.	894,920	15,079,402
American Assets Trust Inc.[b]	490,516	19,233,132
American Capital Mortgage Investment Corp.[b]	801,018	12,808,278
American Residential Properties Inc.[a,b]	504,735	9,337,598
Anworth Mortgage Asset Corp.	1,644,400	8,106,892
Apollo Commercial Real Estate Finance Inc.[b]	914,147	15,019,435

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

Apollo Residential Mortgage Inc.[b]	503,761	$7,400,249
Ares Commercial Real Estate Corp.	427,402	4,868,109
Armada Hoffler Properties Inc.[b]	406,107	4,057,009
ARMOUR Residential REIT Inc.	5,512,269	15,489,476
Ashford Hospitality Prime Inc.[b]	378,498	5,685,040
Ashford Hospitality Trust Inc.[b]	1,300,118	10,998,998
Associated Estates Realty Corp.[b]	904,515	25,896,264
Bluerock Residential Growth REIT Inc.	293,890	3,720,647
Campus Crest Communities Inc.[b]	1,017,711	5,638,119
Capstead Mortgage Corp.[b]	1,498,391	16,632,140
CareTrust REIT Inc.[b]	492,174	6,235,845
CatchMark Timber Trust Inc. Class Ab	616,759	7,135,902
Cedar Realty Trust Inc.[b]	1,333,844	8,536,602
Chambers Street Properties[b]	3,699,503	29,411,049
Chatham Lodging Trust[b]	599,028	15,856,271
Chesapeake Lodging Trust[b]	931,809	28,401,538
Colony Capital Inc.[b]	1,743,821	39,497,546
CorEnergy Infrastructure Trust Inc.[b]	735,231	4,646,660
CoreSite Realty Corp.[b]	379,396	17,239,754
Cousins Properties Inc.[b]	3,382,170	35,106,925
CubeSmart[b]	2,595,914	60,121,368
CyrusOne Inc.	830,963	24,471,860
CYS Investments Inc.[b]	2,472,126	19,109,534
DCT Industrial Trust Inc.[b]	1,385,348	43,555,341
DiamondRock Hospitality Co.[b]	3,133,464	40,139,674
DuPont Fabros Technology Inc.[b]	986,164	29,042,530
Dynex Capital Inc.	861,341	6,563,418
Easterly Government Properties Inc.[b]	216,646	3,449,004
EastGroup Properties Inc.[b]	504,545	28,370,565
Education Realty Trust Inc.[b]	755,570	23,694,675
EPR Properties[b]	892,537	48,893,177
Equity One Inc.	1,144,807	26,719,795
Excel Trust Inc.[b]	991,871	15,641,806
FelCor Lodging Trust Inc.	2,239,058	22,121,893
First Industrial Realty Trust Inc.[b]	1,729,147	32,386,923
First Potomac Realty Trust[b]	920,746	9,483,684
Franklin Street Properties Corp.[b]	1,406,783	15,910,716
GEO Group Inc. (The)	1,165,452	39,811,840
Getty Realty Corp.[b]	401,559	6,569,505
Gladstone Commercial Corp.[b]	324,788	5,378,489
Government Properties Income Trust[b]	1,007,571	18,690,442
Gramercy Property Trust Inc.[b]	895,400	20,925,498
Great Ajax Corp.	68,951	977,725
Hannon Armstrong Sustainable Infrastructure Capital Inc.	509,793	10,221,350
Hatteras Financial Corp.	1,512,267	24,649,952
Healthcare Realty Trust Inc.[b]	1,568,490	36,483,077
Hersha Hospitality Trust	814,157	20,874,985
Highwoods Properties Inc.[b]	1,467,781	58,637,851
Hudson Pacific Properties Inc.[b]	1,162,544	32,981,373
Independence Realty Trust Inc.	381,729	2,874,419
InfraREIT Inc.[a,b]	343,168	9,732,244
Inland Real Estate Corp.[b]	1,372,739	12,931,201
Invesco Mortgage Capital Inc.	1,923,386	27,542,888
Investors Real Estate Trust[b]	1,911,616	13,648,938
iStar Financial Inc.[a,b]	1,337,217	17,811,730
Kite Realty Group Trust	1,303,086	31,886,514
LaSalle Hotel Properties[b]	1,762,747	62,507,009
Lexington Realty Trust[b]	3,209,439	27,216,043
LTC Properties Inc.[b]	555,472	23,107,635
Mack-Cali Realty Corp.[b]	1,392,372	25,661,416
Medical Properties Trust Inc.[b]	3,261,393	42,756,862
Monmouth Real Estate Investment Corp.[b]	929,166	9,031,494
Monogram Residential Trust Inc.	2,596,309	23,418,707

Security	Shares	Value

National Health Investors Inc.[b]	586,578	$36,543,809
National Storage Affiliates Trust	356,986	4,426,626
New Residential Investment Corp.[b]	3,105,165	47,322,715
New Senior Investment Group Inc.	1,035,533	13,845,076
New York Mortgage Trust Inc.[b]	1,708,083	12,776,461
New York REIT Inc.[b]	2,538,328	25,256,364
NexPoint Residential Trust Inc.	295,419	3,967,477
One Liberty Properties Inc.[b]	195,901	4,168,773
Orchid Island Capital Inc.	285,955	3,205,556
Parkway Properties Inc./Md	1,319,649	23,014,679
Pebblebrook Hotel Trust[b]	1,121,624	48,095,237
Pennsylvania REIT[b]	1,080,120	23,049,761
PennyMac Mortgage Investment Trust[b,c]	880,631	15,349,398
Physicians Realty Trust[b]	1,099,784	16,892,682
Potlatch Corp.[b]	635,771	22,455,432
Preferred Apartment Communities Inc.	346,604	3,448,710
PS Business Parks Inc.	304,763	21,988,650
QTS Realty Trust Inc. Class Ab	374,265	13,641,959
RAIT Financial Trust[b]	1,223,462	7,475,353
Ramco-Gershenson Properties Trust[b]	1,237,225	20,191,512
Redwood Trust Inc.[b]	1,316,925	20,675,723
Resource Capital Corp.[b]	2,100,241	8,127,933
Retail Opportunity Investments Corp.[b]	1,468,407	22,936,517
Rexford Industrial Realty Inc.[b]	866,710	12,636,632
RLJ Lodging Trust[b]	2,062,783	61,429,678
Rouse Properties Inc.[b]	573,945	9,384,001
Ryman Hospitality Properties Inc.[b]	678,855	36,053,989
Sabra Health Care REIT Inc.[b]	925,617	23,825,382
Saul Centers Inc.	153,183	7,535,072
Select Income REIT[b]	976,875	20,162,700
Silver Bay Realty Trust Corp.[b]	570,064	9,286,343
Sovran Self Storage Inc.	555,193	48,251,824
STAG Industrial Inc.[b]	1,015,384	20,307,680
Starwood Waypoint Residential Trust[b]	597,419	14,194,675
STORE Capital Corp.[b]	516,928	10,390,253
Strategic Hotels & Resorts Inc.[a,b]	4,296,921	52,078,683
Summit Hotel Properties Inc.[b]	1,364,711	17,754,890
Sun Communities Inc.[b]	727,417	44,976,193
Sunstone Hotel Investors Inc.[b]	3,257,291	48,891,944
Terreno Realty Corp.[b]	673,369	13,265,369
Trade Street Residential Inc.[b]	295,060	1,965,100
UMH Properties Inc.[b]	333,822	3,271,456
United Development Funding IV	477,774	8,351,490
Universal Health Realty Income Trust[b]	166,052	7,714,776
Urban Edge Properties	939,055	19,522,953
Urstadt Biddle Properties Inc. Class A	381,242	7,121,601
Washington REIT[b]	1,064,566	27,625,488
Western Asset Mortgage Capital Corp.[b]	657,168	9,706,371
Whitestone REIT[b]	364,713	4,748,563
Xenia Hotels & Resorts Inc.	1,741,205	37,853,797

		2,485,690,902
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.43%
Alexander & Baldwin Inc.	763,117	30,066,810
Altisource Asset Management Corp.[a]	14,470	2,087,876
Altisource Portfolio Solutions SAa,b	217,531	6,697,779
AV Homes Inc.[a,b]	187,058	2,688,023
Consolidated-Tomoka Land Co.	68,990	3,976,584
Forestar Group Inc.[a,b]	527,970	6,948,085
FRP Holdings Inc.[a,b]	106,699	3,460,249
Kennedy-Wilson Holdings Inc.	1,446,957	35,580,673
Marcus & Millichap Inc.[a,b]	211,822	9,773,467

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

RE/MAX Holdings Inc. Class A	175,797	$6,242,551
St. Joe Co. (The)[a,b]	862,737	13,398,306
Tejon Ranch Co.[a,b]	216,268	5,560,250

		126,480,653
ROAD & RAIL — 0.71%
ArcBest Corp.	407,156	12,947,561
Celadon Group Inc.	426,329	8,816,484
Con-way Inc.	898,565	34,477,939
Covenant Transportation Group Inc. Class Aa	182,860	4,582,472
Heartland Express Inc.	787,965	15,940,532
Knight Transportation Inc.	977,454	26,137,120
Marten Transport Ltd.	375,658	8,151,779
PAM Transportation Services Inc.[a]	48,554	2,818,560
Quality Distribution Inc.[a]	441,468	6,825,095
Roadrunner Transportation Systems Inc.[a,b]	440,649	11,368,744
Saia Inc.[a,b]	392,602	15,425,333
Swift Transportation Co.[a,b]	1,375,423	31,180,839
Universal Truckload Services Inc.	130,113	2,857,281
USA Truck Inc.[a]	153,011	3,248,423
Werner Enterprises Inc.	693,648	18,208,260
YRC Worldwide Inc.[a]	515,198	6,687,270

		209,673,692
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.19%
Advanced Energy Industries Inc.[a,b]	639,465	17,578,893
Advanced Micro Devices Inc.[a]	9,917,780	23,802,672
Alpha & Omega Semiconductor Ltd.[a]	345,152	3,016,628
Ambarella Inc.[a,b]	488,523	50,166,427
Amkor Technology Inc.[a]	1,542,286	9,222,870
Applied Micro Circuits Corp.[a,b]	1,272,885	8,591,974
Axcelis Technologies Inc.[a,b]	1,787,081	5,289,760
Brooks Automation Inc.	1,056,525	12,097,211
Cabot Microelectronics Corp.[a,b]	386,484	18,207,261
Cascade Microtech Inc.[a,b]	210,805	3,209,506
Cavium Inc.[a,b]	862,694	59,361,974
CEVA Inc.[a,b]	323,767	6,290,793
Cirrus Logic Inc.[a,b]	990,277	33,699,126
Cohu Inc.	408,047	5,398,462
Diodes Inc.[a]	586,682	14,144,903
DSP Group Inc.[a,b]	353,471	3,651,355
Entegris Inc.[a,b]	2,190,121	31,910,063
Exar Corp.[a,b]	618,325	6,047,218
Fairchild Semiconductor International Inc.[a,b]	1,818,215	31,600,577
FormFactor Inc.[a]	903,175	8,309,210
Inphi Corp.[a,b]	597,146	13,650,758
Integrated Device Technology Inc.[a]	2,313,169	50,195,767
Integrated Silicon Solution Inc.	497,699	11,019,056
Intersil Corp. Class A	2,059,343	25,762,381
IXYS Corp.	390,185	5,969,830
Kopin Corp.[a,b]	1,048,182	3,616,228
Lattice Semiconductor Corp.[a,b]	1,829,689	10,776,868
M/A-COM Technology Solutions Holdings Inc.[a,b]	365,825	13,992,806
Mattson Technology Inc.[a]	1,167,273	3,910,364
MaxLinear Inc. Class Aa,b	786,383	9,515,234
Micrel Inc.	700,611	9,738,493
Microsemi Corp.[a]	1,485,440	51,916,128
MKS Instruments Inc.	833,580	31,626,025
Monolithic Power Systems Inc.	617,246	31,300,545
Nanometrics Inc.[a]	377,149	6,079,642
NeoPhotonics Corp.[a]	435,354	3,974,782

Security	Shares	Value

NVE Corp.	76,357	$5,986,389
OmniVision Technologies Inc.[a]	907,985	23,784,667
PDF Solutions Inc.[a,b]	424,033	6,784,528
Pericom Semiconductor Corp.	352,594	4,636,611
Photronics Inc.[a,b]	1,041,374	9,903,467
PMC-Sierra Inc.[a,b]	2,725,680	23,331,821
Power Integrations Inc.	460,044	20,784,788
Rambus Inc.[a,b]	1,803,828	26,137,468
Rudolph Technologies Inc.[a]	502,246	6,031,974
Semtech Corp.[a,b]	1,037,558	20,595,526
Sigma Designs Inc.[a]	551,848	6,583,547
Silicon Laboratories Inc.[a,b]	666,892	36,018,837
Synaptics Inc.[a,b]	574,786	49,854,064
Tessera Technologies Inc.	821,672	31,207,103
Ultra Clean Holdings Inc.[a,b]	480,481	2,993,397
Ultratech Inc.[a]	433,087	8,038,095
Veeco Instruments Inc.[a,b]	631,336	18,144,597
Xcerra Corp.[a,b]	857,584	6,491,911

		941,950,580
SOFTWARE — 4.45%
A10 Networks Inc.[a,b]	528,666	3,404,609
ACI Worldwide Inc.[a,b]	1,822,317	44,774,329
Advent Software Inc.	822,739	36,373,291
American Software Inc./GA Class A	392,046	3,724,437
Aspen Technology Inc.[a,b]	1,332,397	60,690,683
AVG Technologies NVa,b	638,655	17,377,803
Barracuda Networks Inc.[a]	127,383	5,046,914
Blackbaud Inc.	731,727	41,671,853
Bottomline Technologies de Inc.[a,b]	640,024	17,799,067
BroadSoft Inc.[a,b]	455,892	15,760,186
Callidus Software Inc.[a,b]	865,171	13,479,364
Code Rebel Corp.	16,620	537,989
CommVault Systems Inc.[a]	706,507	29,962,962
Comverse Inc.[a]	330,362	6,633,669
Cyan Inc.[a]	463,764	2,430,123
Digimarc Corp.[a,b]	117,395	5,299,210
Digital Turbine Inc.[a]	759,157	2,292,654
Ebix Inc.[b]	419,514	13,680,352
Ellie Mae Inc.[a,b]	459,347	32,057,827
EnerNOC Inc.[a,b]	427,365	4,145,441
Epiq Systems Inc.	503,136	8,492,936
ePlus Inc.[a,b]	85,941	6,587,378
Fair Isaac Corp.	484,630	43,994,711
FleetMatics Group PLC[a]	597,192	27,966,501
Gigamon Inc.[a,b]	426,508	14,070,499
Globant SAa,b	238,338	7,252,625
Glu Mobile Inc.[a,b]	1,876,188	11,651,127
Guidance Software Inc.[a,b]	287,456	2,434,752
Guidewire Software Inc.[a,b]	1,094,858	57,950,834
HubSpot Inc.[a]	293,337	14,543,648
Imperva Inc.[a,b]	414,544	28,064,629
Infoblox Inc.[a,b]	885,404	23,206,439
Interactive Intelligence Group Inc.[a,b]	271,016	12,052,082
Jive Software Inc.[a,b]	695,786	3,652,877
Manhattan Associates Inc.[a,b]	1,151,189	68,668,424
Mentor Graphics Corp.	1,561,331	41,265,978
MicroStrategy Inc. Class Aa	145,028	24,666,362
MobileIron Inc.[a,b]	606,351	3,583,534
Model N Inc.[a,b]	315,795	3,761,118
Monotype Imaging Holdings Inc.	626,379	15,101,998
NetScout Systems Inc.[a,b]	583,705	21,404,462

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

Park City Group Inc.[a,b]	154,216	$1,910,736
Paycom Software Inc.[a,b]	492,011	16,802,176
Paylocity Holding Corp.[a,b]	241,436	8,655,481
Pegasystems Inc.	559,746	12,812,586
Progress Software Corp.[a]	790,797	21,746,918
Proofpoint Inc.[a,b]	615,498	39,188,758
PROS Holdings Inc.[a,b]	375,123	7,918,847
QAD Inc. Class A	159,385	4,212,546
Qlik Technologies Inc.[a,b]	1,425,400	49,831,984
Qualys Inc.[a,b]	387,478	15,634,737
Rally Software Development Corp.[a,b]	402,588	7,830,337
RealPage Inc.[a,b]	825,475	15,741,808
Rovi Corp.[a]	1,378,477	21,986,708
Rubicon Project Inc. (The)[a]	400,252	5,987,770
Sapiens International Corp. NV	377,726	3,920,796
SeaChange International Inc.[a,b]	527,061	3,694,698
Silver Spring Networks Inc.[a,b]	575,220	7,138,480
Synchronoss Technologies Inc.[a,b]	604,504	27,643,968
Take-Two Interactive Software Inc.[a]	1,321,167	36,424,574
Tangoe Inc.[a,b]	612,101	7,700,231
TeleCommunication Systems Inc. Class Aa,b	777,206	2,572,552
Telenav Inc.[a,b]	447,690	3,603,905
TiVo Inc.[a,b]	1,518,830	15,400,936
TubeMogul Inc.[a,b]	217,783	3,112,119
Tyler Technologies Inc.[a]	525,462	67,984,274
Varonis Systems Inc.[a,b]	139,594	3,083,631
VASCO Data Security International Inc.[a,b]	459,244	13,864,576
Verint Systems Inc.[a]	957,446	58,160,057
VirnetX Holding Corp.[a,b]	701,430	2,946,006
Workiva Inc.[a,b]	116,335	1,608,913
Yodlee Inc.[a,b]	283,547	4,094,419
Zendesk Inc.[a,b]	837,964	18,611,180
Zix Corp.[a,b]	906,797	4,688,141

		1,314,030,525
SPECIALTY RETAIL — 3.26%
Abercrombie & Fitch Co. Class A	1,084,499	23,327,573
America’s Car-Mart Inc./TXa,b	128,203	6,322,972
American Eagle Outfitters Inc.[b]	3,050,023	52,521,396
ANN INC.[a]	718,189	34,681,347
Asbury Automotive Group Inc.[a,b]	425,415	38,551,107
Ascena Retail Group Inc.[a]	2,188,373	36,447,352
Barnes & Noble Inc.[a,b]	791,276	20,541,525
bebe stores inc.	462,050	924,100
Big 5 Sporting Goods Corp.	288,747	4,103,095
Boot Barn Holdings Inc.[a]	186,438	5,966,016
Buckle Inc. (The)[b]	442,537	20,254,918
Build-A-Bear Workshop Inc.[a,b]	205,818	3,291,030
Caleres Inc.	684,519	21,754,014
Cato Corp. (The) Class A	411,585	15,953,035
Chico’s FAS Inc.	2,235,110	37,169,879
Children’s Place Inc. (The)	322,290	21,080,989
Christopher & Banks Corp.[a,b]	590,906	2,369,533
Citi Trends Inc.[a]	244,635	5,920,167
Conn’s Inc.[a,b]	427,757	16,981,953
Container Store Group Inc. (The)[a,b]	248,660	4,194,894
Destination XL Group Inc.[a,b]	562,569	2,818,471
Express Inc.[a,b]	1,320,460	23,913,531
Finish Line Inc. (The) Class A	720,016	20,030,845
Five Below Inc.[a,b]	850,685	33,627,578
Francesca’s Holdings Corp.[a,b]	663,729	8,940,430
Genesco Inc.[a,b]	375,787	24,813,216

Security	Shares	Value

Group 1 Automotive Inc.	364,465	$33,104,356
Guess? Inc.	967,992	18,556,407
Haverty Furniture Companies Inc.	320,058	6,919,654
Hibbett Sports Inc.[a,b]	389,376	18,137,134
Kirkland’s Inc.	269,976	7,524,231
Lithia Motors Inc. Class A	355,560	40,235,170
Lumber Liquidators Holdings Inc.[a,b]	424,721	8,795,972
MarineMax Inc.[a,b]	399,671	9,396,265
Mattress Firm Holding Corp.[a,b]	319,535	19,475,658
Men’s Wearhouse Inc. (The)	754,129	48,317,045
Monro Muffler Brake Inc.[b]	497,127	30,901,414
Outerwall Inc.[b]	288,374	21,948,145
Party City Holdco Inc.[a]	392,219	7,950,279
Pep Boys-Manny Moe & Jack (The)[a]	843,041	10,344,113
Pier 1 Imports Inc.	1,409,865	17,806,595
Rent-A-Center Inc./TX	828,602	23,490,867
Restoration Hardware Holdings Inc.[a,b]	520,617	50,827,838
Select Comfort Corp.[a,b]	817,169	24,572,272
Shoe Carnival Inc.	235,324	6,791,451
Sonic Automotive Inc. Class A	515,409	12,282,196
Sportsman’s Warehouse Holdings Inc.[a,b]	280,303	3,187,045
Stage Stores Inc.	500,621	8,775,886
Stein Mart Inc.	459,122	4,807,007
Systemax Inc.[a]	185,614	1,603,705
Tile Shop Holdings Inc.[a,b]	426,350	6,049,906
Tilly’s Inc. Class Aa,b	174,177	1,684,292
Vitamin Shoppe Inc.[a,b]	465,208	17,338,302
West Marine Inc.[a,b]	285,675	2,753,907
Winmark Corp.	34,679	3,415,881
Zumiez Inc.[a,b]	341,052	9,082,215

		962,576,174
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.71%
Avid Technology Inc.[a]	503,712	6,719,518
Cray Inc.[a,b]	638,203	18,833,371
Diebold Inc.	1,011,034	35,386,190
Dot Hill Systems Corp.[a,b]	962,482	5,890,390
Eastman Kodak Co.[a,b]	276,628	4,647,350
Electronics For Imaging Inc.[a,b]	732,134	31,855,150
Imation Corp.[a]	547,725	2,223,764
Immersion Corp.[a,b]	441,009	5,587,584
Nimble Storage Inc.[a,b]	789,877	22,163,949
QLogic Corp.[a]	1,363,910	19,353,883
Quantum Corp.[a,b]	3,388,509	5,692,695
Silicon Graphics International Corp.[a,b]	550,677	3,562,880
Stratasys Ltd.[a]	793,967	27,733,267
Super Micro Computer Inc.[a,b]	576,481	17,052,308
Violin Memory Inc.[a,b]	1,337,029	3,275,721

		209,978,020
TEXTILES, APPAREL & LUXURY GOODS — 1.06%
Cherokee Inc.	133,529	3,762,847
Columbia Sportswear Co.	448,820	27,135,657
Crocs Inc.[a,b]	1,203,794	17,707,810
Culp Inc.	161,012	4,991,372
Deckers Outdoor Corp.[a]	538,976	38,790,103
G-III Apparel Group Ltd.[a,b]	622,551	43,796,463
Iconix Brand Group Inc.[a,b]	746,260	18,634,112
Movado Group Inc.	252,059	6,845,922
Oxford Industries Inc.	229,060	20,031,297
Perry Ellis International Inc.[a,b]	192,795	4,582,737

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

Quiksilver Inc.[a,b]	2,220,272	$1,471,596
Sequential Brands Group Inc.[a,b]	392,902	6,007,472
Steven Madden Ltd.[a,b]	878,713	37,591,342
Superior Uniform Group Inc.	115,788	1,915,134
Tumi Holdings Inc.[a,b]	874,586	17,946,505
Unifi Inc.[a]	233,593	7,825,365
Vera Bradley Inc.[a,b]	336,306	3,790,169
Vince Holding Corp.[a,b]	240,037	2,875,643
Wolverine World Wide Inc.	1,611,141	45,885,296

		311,586,842
THRIFTS & MORTGAGE FINANCE — 1.99%
Anchor BanCorp Wisconsin Inc.[a,b]	119,584	4,541,800
Astoria Financial Corp.	1,406,583	19,396,780
Bank Mutual Corp.	734,028	5,629,995
BankFinancial Corp.	290,847	3,426,178
BBX Capital Corp.[a,b]	47,605	773,105
Bear State Financial Inc.[a]	207,798	1,940,833
Beneficial Bancorp Inc.[a,b]	1,289,531	16,106,242
BofI Holding Inc.[a,b]	239,799	25,349,152
Brookline Bancorp Inc.	1,096,843	12,383,357
Capitol Federal Financial Inc.	2,197,552	26,458,526
Charter Financial Corp./MD	262,754	3,260,777
Clifton Bancorp Inc.[b]	429,947	6,014,959
Dime Community Bancshares Inc.	488,455	8,274,428
Essent Group Ltd.[a]	866,667	23,703,342
EverBank Financial Corp.	1,508,794	29,647,802
Federal Agricultural Mortgage Corp. Class C	165,003	4,794,987
First Defiance Financial Corp.	145,824	5,472,775
Flagstar Bancorp Inc.[a,b]	323,612	5,980,350
Fox Chase Bancorp Inc.	185,204	3,133,652
Heritage Financial Group Inc.	144,126	4,349,723
Hingham Institution for Savings	20,588	2,369,885
HomeStreet Inc.[a]	346,224	7,900,832
IMPAC Mortgage Holdings Inc.[a]	134,488	2,574,100
Kearny Financial Corp./MDa	1,458,238	16,273,936
Ladder Capital Corp.	620,084	10,758,457
LendingTree Inc.[a,b]	91,050	7,157,441
Meridian Bancorp Inc.[a]	856,747	11,488,977
Meta Financial Group Inc.	109,509	4,700,126
MGIC Investment Corp.[a]	5,300,248	60,316,822
Nationstar Mortgage Holdings Inc.[a]	612,465	10,289,412
NMI Holdings Inc. Class Aa,b	783,440	6,283,189
Northfield Bancorp Inc.	734,896	11,060,185
Northwest Bancshares Inc.	1,477,040	18,935,653
OceanFirst Financial Corp.	210,330	3,922,655
Ocwen Financial Corp.[a]	1,675,148	17,086,510
Oritani Financial Corp.	689,324	11,063,650
PennyMac Financial Services Inc. Class Aa,b,c	224,219	4,062,848
Provident Financial Services Inc.	1,023,264	19,431,783
Radian Group Inc.	2,987,366	56,042,986
Stonegate Mortgage Corp.[a,b]	235,188	2,368,343
Territorial Bancorp Inc.	134,999	3,275,076
TrustCo Bank Corp. NYb	1,489,575	10,471,712
United Community Financial Corp./OH	775,960	4,151,386
United Financial Bancorp Inc.	775,041	10,424,301
Walker & Dunlop Inc.[a,b]	412,709	11,035,839
Washington Federal Inc.	1,480,881	34,578,571
Waterstone Financial Inc.	474,803	6,267,400
WSFS Financial Corp.	439,136	12,010,370

		586,941,208

Security	Shares	Value

TOBACCO — 0.17%
Universal Corp./VA	353,138	$20,241,870
Vector Group Ltd.[b]	1,273,943	29,886,703

		50,128,573
TRADING COMPANIES & DISTRIBUTORS — 0.67%
Aircastle Ltd.[b]	975,277	22,109,530
Applied Industrial Technologies Inc.	627,391	24,876,053
Beacon Roofing Supply Inc.[a,b]	775,343	25,756,894
CAI International Inc.[a,b]	267,639	5,510,687
DXP Enterprises Inc.[a,b]	197,365	9,177,472
H&E Equipment Services Inc.	489,288	9,771,081
Kaman Corp.	425,791	17,857,675
Lawson Products Inc./DEa	90,296	2,120,150
MRC Global Inc.[a]	1,605,838	24,794,139
Neff Corp.[a]	169,241	1,707,642
Rush Enterprises Inc. Class Aa,b	554,001	14,520,366
Stock Building Supply Holdings Inc.[a,b]	232,918	4,553,547
TAL International Group Inc.	520,069	16,434,180
Textainer Group Holdings Ltd.[b]	347,084	9,027,655
Titan Machinery Inc.[a,b]	273,642	4,030,747
Veritiv Corp.[a]	126,967	4,629,217

		196,877,035
TRANSPORTATION INFRASTRUCTURE — 0.05%
Wesco Aircraft Holdings Inc.[a,b]	962,182	14,577,057

		14,577,057
WATER UTILITIES — 0.23%
American States Water Co.	590,449	22,076,888
Artesian Resources Corp. Class A	123,618	2,607,104
California Water Service Group	748,908	17,112,548
Connecticut Water Service Inc.	175,375	5,990,810
Consolidated Water Co. Ltd.	229,646	2,893,539
Middlesex Water Co.	253,978	5,729,744
SJW Corp.	248,573	7,628,705
York Water Co. (The)	202,851	4,231,472

		68,270,810
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Boingo Wireless Inc.[a,b]	571,021	4,716,634
Leap Wireless International Inc.	952,518	2,400,345
NTELOS Holdings Corp.[b]	277,220	1,280,756
RingCentral Inc. Class Aa,b	835,346	15,445,548
Shenandoah Telecommunications Co.	378,560	12,958,109
Spok Holdings Inc.	342,136	5,761,570

		42,562,962

TOTAL COMMON STOCKS
(Cost: $33,569,183,193)		29,441,585,886

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Security	Shares	Value

RIGHTS — 0.00%

HEALTH CARE PROVIDERS & SERVICES — 0.00%
BioScrip Inc.[a]	3,511	$—

		—

TOTAL RIGHTS
(Cost: $0)		—

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	287,302	3

		3

TOTAL WARRANTS
(Cost: $0)		3

SHORT-TERM INVESTMENTS — 14.61%

MONEY MARKET FUNDS — 14.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	4,018,754,418	4,018,754,418
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	234,350,501	234,350,501
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	61,026,267	61,026,267

		4,314,131,186

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,314,131,186)		4,314,131,186

TOTAL INVESTMENTS IN SECURITIES — 114.32%
(Cost: $37,883,314,379)		33,755,717,075
Other Assets, Less Liabilities — (14.32)%		(4,227,752,634)

NET ASSETS — 100.00%		$29,527,964,441

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

June 30, 2015

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	330	Sep. 2015	ICE Markets Equity	$41,263,200	$(254,925)

See accompanying notes to schedules of investments.

256

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 0.91%
Aerojet Rocketdyne Holdings Inc.[a,b]	224,758	$4,632,262
Astronics Corp.[a]	146,368	10,376,027
Curtiss-Wright Corp.	19,974	1,446,917
HEICO Corp.	146,951	8,567,243
HEICO Corp. Class A	305,003	15,485,002
Moog Inc. Class Aa	26,670	1,885,036
Sparton Corp.[a,b]	44,293	1,210,085
TASER International Inc.[a,b]	408,318	13,601,073
Teledyne Technologies Inc.[a]	69,416	7,324,082
Vectrus Inc.[a]	76,029	1,890,841

		66,418,568
AIR FREIGHT & LOGISTICS — 0.75%
Echo Global Logistics Inc.[a,b]	226,313	7,391,383
Forward Air Corp.	236,604	12,364,925
Hub Group Inc. Class Aa,b	251,654	10,151,722
Park-Ohio Holdings Corp.	67,737	3,282,535
Radiant Logistics Inc.[a]	196,417	1,435,808
XPO Logistics Inc.[a,b]	450,304	20,344,735

		54,971,108
AIRLINES — 0.44%
Allegiant Travel Co.	102,469	18,227,186
Hawaiian Holdings Inc.[a,b]	364,587	8,658,941
Virgin America Inc.[a,b]	180,250	4,953,270

		31,839,397
AUTO COMPONENTS — 1.40%
American Axle & Manufacturing Holdings Inc.[a,b]	579,354	12,114,292
Cooper Tire & Rubber Co.	48,928	1,655,234
Cooper-Standard Holding Inc.[a,b]	7,230	444,428
Dana Holding Corp.	661,934	13,622,602
Dorman Products Inc.[a,b]	204,266	9,735,317
Drew Industries Inc.	184,935	10,729,929
Fox Factory Holding Corp.[a]	129,765	2,086,621
Gentherm Inc.[a,b]	273,751	15,031,667
Metaldyne Performance Group Inc.	51,318	931,422
Motorcar Parts of America Inc.[a,b]	127,074	3,823,657
Stoneridge Inc.[a,b]	214,366	2,510,226
Strattec Security Corp.	4,683	321,722
Tenneco Inc.[a,b]	468,752	26,925,115
Tower International Inc.[a]	89,144	2,322,201

		102,254,433
AUTOMOBILES — 0.06%
Winnebago Industries Inc.	187,217	4,416,449

		4,416,449
BANKS — 1.08%
Bank of the Ozarks Inc.	595,761	27,256,066
Cardinal Financial Corp.	15,670	341,449

Security	Shares	Value

Eagle Bancorp Inc.[a,b]	172,632	$7,588,903
First Financial Bankshares Inc.	284,318	9,848,775
Hilltop Holdings Inc.[a]	207,840	5,006,865
Home BancShares Inc./AR	356,423	13,030,825
Pinnacle Financial Partners Inc.	20,356	1,106,756
South State Corp.	10,029	762,104
Square 1 Financial Inc.[a]	44,243	1,210,046
Texas Capital Bancshares Inc.[a,b]	24,824	1,545,046
Western Alliance Bancorp[a]	336,797	11,370,267

		79,067,102
BEVERAGES — 0.35%
Boston Beer Co. Inc. (The)[a,b]	69,463	16,114,722
Castle Brands Inc.	511,449	710,914
Coca-Cola Bottling Co. Consolidated	32,602	4,925,184
Craft Brew Alliance Inc.[a,b]	26,198	289,750
MGP Ingredients Inc.	81,999	1,379,223
National Beverage Corp.[a]	82,623	1,858,191

		25,277,984
BIOTECHNOLOGY — 12.75%
Abeona Therapeutics Inc.	79,581	402,680
ACADIA Pharmaceuticals Inc.[a,b]	562,861	23,572,619
Acceleron Pharma Inc.[a,b]	165,973	5,251,386
Achillion Pharmaceuticals Inc.[a,b]	898,526	7,960,940
Acorda Therapeutics Inc.[a,b]	298,128	9,936,606
Aduro Biotech Inc.[a]	63,907	1,938,299
Advaxis Inc.[a]	231,768	4,711,843
Aegerion Pharmaceuticals Inc.[a,b]	191,560	3,633,893
Affimed NVa	117,162	1,578,172
Agenus Inc.[a,b]	469,119	4,048,497
Alder Biopharmaceuticals Inc.[a]	157,302	8,332,287
AMAG Pharmaceuticals Inc.[a,b]	145,466	10,045,882
Amicus Therapeutics Inc.[a]	736,885	10,426,923
Anacor Pharmaceuticals Inc.[a,b]	313,118	24,244,727
Anthera Pharmaceuticals Inc.[a]	274,089	2,362,647
Applied Genetic Technologies Corp./DEa,b	67,449	1,034,668
Ardelyx Inc.[a,b]	91,669	1,463,954
Arena Pharmaceuticals Inc.[a,b]	1,848,985	8,579,290
ARIAD Pharmaceuticals Inc.[a,b]	1,281,153	10,595,135
Array BioPharma Inc.[a,b]	876,415	6,318,952
Arrowhead Research Corp.[a,b]	249,529	1,784,132
Asterias Biotherapeutics Inc.[a]	80,784	371,606
Atara Biotherapeutics Inc.[a,b]	110,767	5,844,067
aTyr Pharma Inc.[a]	46,360	858,587
Avalanche Biotechnologies Inc.[a,b]	149,581	2,429,195
Bellicum Pharmaceuticals Inc.[a,b]	63,385	1,348,199
BioCryst Pharmaceuticals Inc.[a,b]	446,263	6,662,707
BioSpecifics Technologies Corp.[a]	37,704	1,945,526
BioTime Inc.[a,b]	409,512	1,486,529
Blueprint Medicines Corp.[a]	71,712	1,899,651
Cara Therapeutics Inc.[a,b]	127,882	1,553,766
Catalyst Pharmaceuticals Inc.[a]	576,421	2,380,619
Celldex Therapeutics Inc.[a,b]	683,105	17,227,908
Cellular Biomedicine Group Inc.[a]	75,286	2,823,978
Cepheid[a,b]	548,455	33,538,023
ChemoCentryx Inc.[a]	214,188	1,762,767
Chimerix Inc.[a,b]	315,713	14,585,941
Cidara Therapeutics Inc.[a]	37,093	520,044
Clovis Oncology Inc.[a,b]	189,975	16,695,003
Coherus Biosciences Inc.[a,b]	180,299	5,210,641

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

Concert Pharmaceuticals Inc.[a]	117,751	$1,753,312
CorMedix Inc.[a]	238,059	923,669
CTI BioPharma Corp.[a,b]	1,258,804	2,454,668
Curis Inc.[a]	851,022	2,816,883
Cytokinetics Inc.[a]	137,638	924,927
CytRx Corp.[a,b]	426,766	1,587,570
Dicerna Pharmaceuticals Inc.[a,b]	115,710	1,614,155
Dyax Corp.[a,b]	1,112,828	29,489,942
Dynavax Technologies Corp.[a]	224,036	5,248,043
Eagle Pharmaceuticals Inc./DEa	65,589	5,303,527
Emergent BioSolutions Inc.[a,b]	163,839	5,398,495
Enanta Pharmaceuticals Inc.[a,b]	122,393	5,506,461
Epizyme Inc.[a,b]	222,072	5,329,728
Esperion Therapeutics Inc.[a,b]	100,282	8,199,056
Exact Sciences Corp.[a,b]	679,226	20,200,181
Exelixis Inc.[a,b]	1,506,602	5,664,824
Fibrocell Science Inc.[a]	188,389	992,810
FibroGen Inc.[a,b]	365,744	8,594,984
Five Prime Therapeutics Inc.[a]	164,480	4,085,683
Flexion Therapeutics Inc.[a,b]	106,458	2,330,366
Foundation Medicine Inc.[a,b]	91,053	3,081,234
Galena Biopharma Inc.[a,b]	1,249,544	2,124,225
Genocea Biosciences Inc.[a,b]	142,281	1,953,518
Genomic Health Inc.[a,b]	136,041	3,780,579
Geron Corp.[a]	1,142,264	4,888,890
Halozyme Therapeutics Inc.[a,b]	810,454	18,300,051
Heron Therapeutics Inc.[a,b]	188,414	5,870,980
Idera Pharmaceuticals Inc.[a,b]	604,839	2,243,953
Ignyta Inc.[a]	83,396	1,258,446
Immune Design Corp.[a,b]	86,640	1,789,116
ImmunoGen Inc.[a,b]	658,375	9,467,433
Immunomedics Inc.[a,b]	679,671	2,759,464
Infinity Pharmaceuticals Inc.[a,b]	375,262	4,109,119
Inovio Pharmaceuticals Inc.[a,b]	489,877	3,997,396
Insmed Inc.[a]	469,827	11,473,175
Insys Therapeutics Inc.[a,b]	179,537	6,448,969
Invitae Corp.[a,b]	56,187	836,063
Ironwood Pharmaceuticals Inc.[a,b]	962,417	11,606,749
Karyopharm Therapeutics Inc.[a,b]	176,584	4,804,851
Keryx Biopharmaceuticals Inc.[a,b]	791,807	7,902,234
Kite Pharma Inc.[a,b]	220,369	13,435,898
KYTHERA Biopharmaceuticals Inc.[a,b]	197,216	14,852,337
La Jolla Pharmaceutical Co.[a]	88,441	2,167,689
Lexicon Pharmaceuticals Inc.[a,b]	126,934	1,021,819
Ligand Pharmaceuticals Inc.[a,b]	134,007	13,521,306
Lion Biotechnologies Inc.[a]	344,447	3,158,579
MacroGenics Inc.[a,b]	214,954	8,161,803
MannKind Corp.[a,b]	1,885,593	10,729,024
Medgenics Inc.[a]	129,216	792,094
Merrimack Pharmaceuticals Inc.[a,b]	793,763	9,814,880
MiMedx Group Inc.[a,b]	830,191	9,621,914
Mirati Therapeutics Inc.[a,b]	76,225	2,398,801
Momenta Pharmaceuticals Inc.[a]	466,848	10,648,803
Myriad Genetics Inc.[a]	530,669	18,037,439
Navidea Biopharmaceuticals Inc.[a,b]	920,581	1,482,135
Neurocrine Biosciences Inc.[a,b]	652,519	31,164,307
NewLink Genetics Corp.[a,b]	158,973	7,037,735
Northwest Biotherapeutics Inc.[a,b]	357,996	3,554,900
Novavax Inc.[a,b]	2,047,523	22,809,406
Ocata Therapeutics Inc.[a]	238,098	1,254,776
OncoMed Pharmaceuticals Inc.[a,b]	129,376	2,910,960
Oncothyreon Inc.[a,b]	782,561	2,926,778
Ophthotech Corp.[a,b]	181,093	9,427,702

Security	Shares	Value

Orexigen Therapeutics Inc.[a,b]	781,653	$3,869,182
Organovo Holdings Inc.[a,b]	623,499	2,350,591
Osiris Therapeutics Inc.[a,b]	135,300	2,632,938
Otonomy Inc.[a,b]	113,040	2,598,790
OvaScience Inc.[a]	179,433	5,190,997
Peregrine Pharmaceuticals Inc.[a,b]	1,344,158	1,760,847
Pfenex Inc.[a]	124,847	2,422,032
Portola Pharmaceuticals Inc.[a,b]	352,968	16,077,692
Progenics Pharmaceuticals Inc.[a,b]	532,626	3,973,390
Proteon Therapeutics Inc.[a]	59,143	1,056,294
Prothena Corp. PLC[a]	239,075	12,592,080
PTC Therapeutics Inc.[a,b]	258,652	12,448,921
Radius Health Inc.[a]	223,559	15,134,944
Raptor Pharmaceutical Corp.[a]	617,376	9,748,367
Regulus Therapeutics Inc.[a,b]	216,500	2,372,840
Repligen Corp.[a,b]	251,063	10,361,370
Retrophin Inc.[a,b]	267,197	8,857,581
Rigel Pharmaceuticals Inc.[a]	524,417	1,683,379
Sage Therapeutics Inc.[a]	105,376	7,692,448
Sangamo BioSciences Inc.[a,b]	530,944	5,888,169
Sarepta Therapeutics Inc.[a,b]	317,045	9,647,679
Sorrento Therapeutics Inc.[a]	216,941	3,822,500
Spark Therapeutics Inc.[a,b]	61,566	3,710,583
Spectrum Pharmaceuticals Inc.[a,b]	137,759	942,272
Stemline Therapeutics Inc.[a,b]	19,809	233,152
Synergy Pharmaceuticals Inc.[a,b]	764,272	6,343,458
Synta Pharmaceuticals Corp.[a,b]	695,947	1,551,962
T2 Biosystems Inc.[a,b]	69,681	1,130,923
TESARO Inc.[a,b]	177,832	10,454,743
TG Therapeutics Inc.[a,b]	270,250	4,483,448
Threshold Pharmaceuticals Inc.[a,b]	461,611	1,864,908
Tobira Therapeutics Inc.[a,b]	18,612	321,057
Tokai Pharmaceuticals Inc.[a,b]	29,401	391,033
Trevena Inc.[a]	189,826	1,188,311
TrovaGene Inc.[a]	187,272	1,900,811
Ultragenyx Pharmaceutical Inc.[a]	274,316	28,087,215
Vanda Pharmaceuticals Inc.[a,b]	260,368	3,304,070
Verastem Inc.[a,b]	36,467	274,961
Versartis Inc.[a,b]	14,088	214,419
Vitae Pharmaceuticals Inc.[a,b]	101,603	1,463,083
Vital Therapies Inc.[a,b]	128,380	2,708,818
XBiotech Inc.	31,022	560,878
Xencor Inc.[a,b]	217,462	4,777,640
XOMA Corp.[a,b]	582,651	2,260,686
Zafgen Inc.[a,b]	126,061	4,365,492
ZIOPHARM Oncology Inc.[a,b]	876,472	10,517,664

		930,649,721
BUILDING PRODUCTS — 1.30%
AAON Inc.	312,676	7,041,463
Advanced Drainage Systems Inc.	257,157	7,542,415
American Woodmark Corp.[a]	98,125	5,382,156
Apogee Enterprises Inc.	223,085	11,743,194
Builders FirstSource Inc.[a,b]	353,617	4,540,442
Continental Building Products Inc.[a]	240,648	5,099,331
Griffon Corp.	65,009	1,034,943
Insteel Industries Inc.	129,863	2,428,438
Masonite International Corp.[a,b]	230,651	16,170,942
NCI Building Systems Inc.[a,b]	207,271	3,123,574
Nortek Inc.[a]	73,789	6,134,079
Patrick Industries Inc.[a,b]	97,393	3,705,804
PGT Inc.[a,b]	367,327	5,329,915

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

Ply Gem Holdings Inc.[a,b]	165,020	$1,945,586
Quanex Building Products Corp.	22,162	474,932
Simpson Manufacturing Co. Inc.	26,498	900,932
Trex Co. Inc.[a,b]	245,069	12,113,761

		94,711,907
CAPITAL MARKETS — 1.63%
Ashford Inc.[a]	8,260	720,850
BGC Partners Inc. Class A	1,400,203	12,251,776
CIFC Corp.	2,483	19,690
Cohen & Steers Inc.	154,999	5,282,366
Cowen Group Inc. Class Aa	47,461	303,750
Diamond Hill Investment Group Inc.	22,867	4,565,625
Evercore Partners Inc. Class A	264,510	14,272,960
Fifth Street Asset Management Inc.	44,824	460,791
Financial Engines Inc.[b]	396,103	16,826,455
GAMCO Investors Inc. Class A	48,232	3,314,021
Greenhill & Co. Inc.	223,819	9,250,439
HFF Inc. Class A	289,106	12,064,393
INTL FCStone Inc.[a]	30,900	1,027,116
Investment Technology Group Inc.	34,407	853,294
Janus Capital Group Inc.	94,450	1,616,984
KCG Holdings Inc. Class Aa	39,121	482,362
Ladenburg Thalmann Financial Services Inc.[a,b]	85,287	298,505
Medley Management Inc.	46,153	546,452
Moelis & Co. Class A	118,947	3,414,968
OM Asset Management PLC	188,340	3,350,569
Pzena Investment Management Inc. Class A	96,386	1,065,065
Virtu Financial Inc.[a]	145,418	3,414,415
Virtus Investment Partners Inc.[b]	3,030	400,717
Westwood Holdings Group Inc.	58,910	3,509,269
WisdomTree Investments Inc.	871,800	19,149,087
ZAIS Group Holdings Inc.	29,303	319,403

		118,781,322
CHEMICALS — 2.34%
A Schulman Inc.	200,798	8,778,888
American Vanguard Corp.	27,214	375,553
Balchem Corp.	237,578	13,237,846
Calgon Carbon Corp.	185,201	3,589,195
Chase Corp.	47,651	1,894,127
Chemtura Corp.[a,b]	513,173	14,527,928
Core Molding Technologies Inc.[a]	58,739	1,341,599
Ferro Corp.[a]	557,901	9,361,579
Hawkins Inc.	14,863	600,317
HB Fuller Co.	385,159	15,645,159
KMG Chemicals Inc.	74,025	1,883,196
Koppers Holdings Inc.	158,865	3,927,143
LSB Industries Inc.[a]	55,718	2,275,523
Minerals Technologies Inc.	248,934	16,959,873
Olin Corp.	472,088	12,722,772
OMNOVA Solutions Inc.[a]	211,497	1,584,112
PolyOne Corp.	681,339	26,688,049
Quaker Chemical Corp.	72,665	6,455,559
Rentech Inc.[a]	1,386,448	1,483,499
Senomyx Inc.[a,b]	336,902	1,805,795
Sensient Technologies Corp.	230,335	15,741,094
Stepan Co.	72,287	3,911,449
Trecora Resources[a,b]	154,660	2,335,366
Tredegar Corp.	42,101	930,853
Trinseo SAa,b	87,689	2,353,573
Valhi Inc.	74,014	418,919

		170,828,966

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 2.10%
ARC Document Solutions Inc.[a]	311,713	$2,372,136
Brink’s Co. (The)	371,650	10,937,659
Casella Waste Systems Inc. Class Aa,b	51,398	288,343
Deluxe Corp.	209,083	12,963,146
G&K Services Inc. Class A	110,784	7,659,606
Healthcare Services Group Inc.	545,131	18,016,580
Heritage-Crystal Clean Inc.[a,b]	8,065	118,556
Herman Miller Inc.	455,709	13,183,661
HNI Corp.	339,906	17,386,192
InnerWorkings Inc.[a,b]	112,919	753,170
Interface Inc.	504,768	12,644,438
Kimball International Inc. Class B	93,212	1,133,458
Knoll Inc.	372,875	9,333,061
Matthews International Corp. Class A	12,922	686,675
Mobile Mini Inc.	33,353	1,402,160
MSA Safety Inc.	143,667	6,969,286
Multi-Color Corp.	96,478	6,163,015
SP Plus Corp.[a]	120,075	3,135,158
Steelcase Inc. Class A	636,227	12,031,053
Team Inc.[a]	158,770	6,390,492
U.S. Ecology Inc.	165,453	8,060,870
West Corp.	53,426	1,608,123

		153,236,838
COMMUNICATIONS EQUIPMENT — 1.69%
Aerohive Networks Inc.[a,b]	178,859	1,248,436
Alliance Fiber Optic Products Inc.	111,184	2,062,463
Applied Optoelectronics Inc.[a,b]	92,902	1,612,779
CalAmp Corp.[a,b]	279,775	5,108,691
Ciena Corp.[a,b]	899,262	21,294,524
Clearfield Inc.[a,b]	88,149	1,402,451
Extreme Networks Inc.[a]	61,913	166,546
Harmonic Inc.[a,b]	108,790	743,036
Infinera Corp.[a,b]	990,408	20,778,760
InterDigital Inc./PA	247,152	14,060,477
Ixia[a,b]	416,234	5,177,951
KVH Industries Inc.[a]	98,175	1,320,454
Novatel Wireless Inc.[a]	255,073	828,987
Plantronics Inc.	299,252	16,850,880
Ruckus Wireless Inc.[a,b]	576,011	5,955,954
ShoreTel Inc.[a]	105,530	715,493
Ubiquiti Networks Inc.[b]	219,437	7,003,332
ViaSat Inc.[a,b]	277,697	16,734,021

		123,065,235
CONSTRUCTION & ENGINEERING — 0.45%
Argan Inc.	87,569	3,531,658
Comfort Systems USA Inc.	268,079	6,152,413
Dycom Industries Inc.[a,b]	260,437	15,326,717
Furmanite Corp.[a]	245,295	1,991,795
Great Lakes Dredge & Dock Corp.[a]	40,438	241,011
HC2 Holdings Inc.[a]	92,847	830,981
NV5 Holdings Inc.[a]	39,238	951,914
Primoris Services Corp.	202,025	4,000,095

		33,026,584

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.27%
Headwaters Inc.[a]	563,360	$10,264,419
Summit Materials Inc. Class Aa	195,382	4,982,241
U.S. Concrete Inc.[a,b]	112,181	4,250,538
U.S. Lime & Minerals Inc.	1,196	69,512

		19,566,710
CONSUMER FINANCE — 0.54%
Encore Capital Group Inc.[a,b]	32,609	1,393,709
Enova International Inc.[a]	174,858	3,266,347
First Cash Financial Services Inc.[a,b]	198,806	9,063,566
PRA Group Inc.[a,b]	369,131	23,000,553
Regional Management Corp.[a]	6,972	124,520
World Acceptance Corp.[a,b]	36,489	2,244,438

		39,093,133
CONTAINERS & PACKAGING — 0.31%
AEP Industries Inc.[a]	30,348	1,675,210
Berry Plastics Group Inc.[a]	542,833	17,587,789
Myers Industries Inc.	186,299	3,539,681

		22,802,680
DISTRIBUTORS — 0.41%
Core-Mark Holding Co. Inc.	91,459	5,418,946
Fenix Parts Inc.[a]	68,269	684,055
Pool Corp.	332,514	23,335,832
VOXX International Corp.[a]	9,706	80,366
Weyco Group Inc.	2,894	86,299

		29,605,498
DIVERSIFIED CONSUMER SERVICES — 1.23%
2U Inc.[a]	183,170	5,896,242
Bright Horizons Family Solutions Inc.[a,b]	285,635	16,509,703
Capella Education Co.	93,366	5,010,953
Carriage Services Inc.	22,414	535,246
Chegg Inc.[a]	227,345	1,782,385
Collectors Universe Inc.	54,871	1,094,128
Grand Canyon Education Inc.[a,b]	359,614	15,247,634
Houghton Mifflin Harcourt Co.[a]	74,407	1,875,057
Liberty Tax Inc.[b]	45,607	1,128,773
LifeLock Inc.[a,b]	721,150	11,826,860
Sotheby’s	475,293	21,502,255
Steiner Leisure Ltd.[a]	98,149	5,278,453
Strayer Education Inc.[a,b]	34,115	1,470,357
Weight Watchers International Inc.[a,b]	196,187	951,507

		90,109,553
DIVERSIFIED FINANCIAL SERVICES — 0.38%
GAIN Capital Holdings Inc.	37,621	359,657
MarketAxess Holdings Inc.	285,108	26,449,469
On Deck Capital Inc.[a,b]	88,805	1,028,362
Resource America Inc. Class A	19,030	160,042

		27,997,530
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.64%
8x8 Inc.[a]	238,819	2,139,818

Security	Shares	Value

Cogent Communications Holdings Inc.	351,787	$11,904,472
Consolidated Communications Holdings Inc.	251,567	5,285,423
Fairpoint Communications Inc.[a]	159,528	2,906,600
General Communication Inc. Class Aa	267,028	4,542,146
IDT Corp. Class B	19,035	344,153
inContact Inc.[a,b]	423,338	4,178,346
Inteliquent Inc.	106,605	1,961,532
Intelsat SAa	63,050	625,456
Lumos Networks Corp.	148,368	2,194,363
Pacific DataVision Inc.[a]	68,061	2,867,410
Straight Path Communications Inc. Class Ba	71,564	2,346,583
Vonage Holdings Corp.[a]	148,327	728,286
Windstream Holdings Inc.	726,143	4,632,792

		46,657,380
ELECTRIC UTILITIES — 0.01%
Genie Energy Ltd. Class B	22,562	236,224
Spark Energy Inc. Class A	20,397	321,457

		557,681
ELECTRICAL EQUIPMENT — 1.25%
Allied Motion Technologies Inc.	47,865	1,075,048
AZZ Inc.	196,817	10,195,121
Encore Wire Corp.	122,401	5,421,140
EnerSys	91,417	6,425,701
Enphase Energy Inc.[a,b]	211,129	1,606,692
Franklin Electric Co. Inc.	337,273	10,904,036
FuelCell Energy Inc.[a,b]	553,499	540,713
Generac Holdings Inc.[a,b]	528,260	20,998,335
General Cable Corp.	341,929	6,746,259
Plug Power Inc.[a]	789,960	1,935,402
Polypore International Inc.[a]	343,820	20,587,941
Power Solutions International Inc.[a,b]	35,787	1,933,214
PowerSecure International Inc.[a]	31,137	459,582
Thermon Group Holdings Inc.[a]	33,311	801,796
Vicor Corp.[a]	111,133	1,354,711

		90,985,691
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.92%
Badger Meter Inc.	110,598	7,021,867
Belden Inc.	325,801	26,464,815
Coherent Inc.[a]	15,902	1,009,459
Daktronics Inc.	62,845	745,342
DTS Inc./CAa	119,311	3,637,792
FARO Technologies Inc.[a,b]	30,266	1,413,422
FEI Co.	317,472	26,327,953
InvenSense Inc.[a,b]	592,070	8,940,257
Littelfuse Inc.	149,004	14,138,990
Mesa Laboratories Inc.	22,304	1,982,826
Methode Electronics Inc.	294,306	8,078,700
MTS Systems Corp.	113,859	7,850,578
Newport Corp.[a]	100,749	1,910,201
OSI Systems Inc.[a]	38,794	2,746,227
Plexus Corp.[a]	97,127	4,261,933
RealD Inc.[a,b]	311,092	3,835,764
Rofin-Sinar Technologies Inc.[a]	25,742	710,479
Rogers Corp.[a]	44,730	2,958,442
Universal Display Corp.[a,b]	307,203	15,891,611

		139,926,658

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.26%
FMSA Holdings Inc.[a,b]	442,230	$3,621,864
ION Geophysical Corp.[a,b]	214,034	229,016
PHI Inc.[a]	5,753	172,705
RigNet Inc.[a,b]	93,445	2,856,614
U.S. Silica Holdings Inc.[b]	407,869	11,975,034

		18,855,233
FOOD & STAPLES RETAILING — 1.11%
Casey’s General Stores Inc.	296,784	28,414,100
Chefs’ Warehouse Inc. (The)[a,b]	144,221	3,063,254
Fairway Group Holdings Corp.[a,b]	52,172	185,733
Fresh Market Inc. (The)[a,b]	329,235	10,581,613
Ingles Markets Inc. Class A	28,208	1,347,496
Natural Grocers by Vitamin Cottage Inc.[a,b]	69,888	1,720,643
PriceSmart Inc.	148,726	13,569,760
United Natural Foods Inc.[a,b]	352,315	22,435,419

		81,318,018
FOOD PRODUCTS — 1.07%
Alico Inc.	3,027	137,305
Arcadia Biosciences Inc.[a]	23,634	150,549
B&G Foods Inc.	419,745	11,975,325
Boulder Brands Inc.[a,b]	386,347	2,681,248
Cal-Maine Foods Inc.	239,230	12,487,806
Calavo Growers Inc.	112,024	5,817,406
Dean Foods Co.	331,827	5,365,643
Diamond Foods Inc.[a]	190,699	5,984,135
Farmer Bros. Co.[a,b]	58,012	1,363,282
Freshpet Inc.[a,b]	158,932	2,956,135
Inventure Foods Inc.[a]	149,748	1,519,942
J&J Snack Foods Corp.	113,734	12,586,942
John B Sanfilippo & Son Inc.	16,209	841,247
Lancaster Colony Corp.	92,299	8,385,364
Landec Corp.[a]	44,329	639,667
Lifeway Foods Inc.[a,b]	34,922	670,153
Limoneira Co.[b]	89,093	1,980,537
Seaboard Corp.[a]	173	622,627
Tootsie Roll Industries Inc.[b]	50,667	1,637,051

		77,802,364
HEALTH CARE EQUIPMENT & SUPPLIES — 5.27%
Abaxis Inc.	172,174	8,863,518
ABIOMED Inc.[a,b]	318,901	20,961,363
Accuray Inc.[a,b]	599,501	4,040,637
Analogic Corp.	8,388	661,813
Anika Therapeutics Inc.[a,b]	87,389	2,886,459
Antares Pharma Inc.[a,b]	1,184,022	2,462,766
AtriCure Inc.[a,b]	163,573	4,030,439
Atrion Corp.	10,842	4,253,425
Cantel Medical Corp.	262,323	14,078,875
Cardiovascular Systems Inc.[a,b]	230,026	6,084,188
Cerus Corp.[a,b]	617,095	3,202,723
Corindus Vascular Robotics Inc.[a]	172,953	607,065
Cutera Inc.[a]	74,930	1,159,916
Cyberonics Inc.[a]	198,874	11,825,048
Cynosure Inc. Class Aa,b	155,519	5,999,923
Endologix Inc.[a,b]	515,022	7,900,438
Entellus Medical Inc.[a,b]	35,132	908,865

Security	Shares	Value

GenMark Diagnostics Inc.[a]	326,349	$2,956,722
Globus Medical Inc. Class Aa,b	524,465	13,463,017
Haemonetics Corp.[a,b]	188,817	7,809,471
HeartWare International Inc.[a,b]	132,263	9,614,197
ICU Medical Inc.[a]	69,481	6,646,552
Inogen Inc.[a]	120,267	5,363,908
Insulet Corp.[a]	433,658	13,436,893
Integra LifeSciences Holdings Corp.[a]	86,540	5,830,200
InVivo Therapeutics Holdings Corp.[a]	203,149	3,280,856
iRadimed Corp.[a]	21,669	504,238
K2M Group Holdings Inc.[a,b]	134,744	3,236,551
LDR Holding Corp.[a,b]	177,500	7,676,875
LeMaitre Vascular Inc.	33,231	400,766
Masimo Corp.[a,b]	334,092	12,942,724
Meridian Bioscience Inc.[b]	267,360	4,983,590
Natus Medical Inc.[a]	251,922	10,721,800
Neogen Corp.[a,b]	282,973	13,424,239
Nevro Corp.[a,b]	115,910	6,230,163
NuVasive Inc.[a]	369,480	17,505,962
NxStage Medical Inc.[a]	483,363	6,904,840
OraSure Technologies Inc.[a]	39,402	212,377
Oxford Immunotec Global PLC[a,b]	146,161	2,024,330
Quidel Corp.[a,b]	89,910	2,063,435
Rockwell Medical Inc.[a,b]	343,943	5,544,361
RTI Surgical Inc.[a]	363,007	2,345,025
Second Sight Medical Products Inc.[a,b]	90,565	1,232,590
Sientra Inc.[a]	51,418	1,297,276
Spectranetics Corp. (The)[a,b]	324,508	7,466,929
STAAR Surgical Co.[a,b]	300,099	2,898,956
STERIS Corp.	456,237	29,399,912
SurModics Inc.[a,b]	19,807	463,880
Tandem Diabetes Care Inc.[a,b]	135,318	1,466,847
Thoratec Corp.[a]	414,047	18,454,075
Tornier NVa	152,489	3,810,700
TransEnterix Inc.[a,b]	19,264	57,792
Unilife Corp.[a,b]	738,594	1,587,977
Utah Medical Products Inc.[b]	28,303	1,687,708
Vascular Solutions Inc.[a]	132,438	4,598,247
Veracyte Inc.[a,b]	103,358	1,151,408
West Pharmaceutical Services Inc.	549,690	31,925,995
Wright Medical Group Inc.[a,b]	196,478	5,159,512
Zeltiq Aesthetics Inc.[a,b]	246,250	7,256,988

		384,967,345
HEALTH CARE PROVIDERS & SERVICES — 3.94%
AAC Holdings Inc.[a,b]	60,910	2,653,240
Aceto Corp.	194,127	4,781,348
Addus HomeCare Corp.[a]	4,427	123,336
Adeptus Health Inc. Class Aa,b	47,360	4,498,726
Air Methods Corp.[a,b]	299,970	12,400,760
Alliance HealthCare Services Inc.[a,b]	14,131	264,108
Amedisys Inc.[a]	171,516	6,814,331
AMN Healthcare Services Inc.[a]	363,424	11,480,564
AmSurg Corp.[a,b]	89,922	6,290,044
Bio-Reference Laboratories Inc.[a,b]	188,513	7,776,161
BioTelemetry Inc.[a]	207,059	1,952,566
Capital Senior Living Corp.[a,b]	226,871	5,558,340
Chemed Corp.	130,452	17,102,257
Civitas Solutions Inc.[a,b]	89,576	1,910,656
CorVel Corp.[a]	65,717	2,104,258
Cross Country Healthcare Inc.[a]	152,429	1,932,800
Diplomat Pharmacy Inc.[a,b]	276,466	12,371,854

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF
June 30, 2015

Security	Shares	Value

Ensign Group Inc. (The)	180,694	$9,226,236
ExamWorks Group Inc.[a,b]	315,902	12,351,768
Genesis Healthcare Inc.[a]	138,099	911,453
HealthEquity Inc.[a,b]	277,207	8,884,484
HealthSouth Corp.	699,040	32,197,783
IPC Healthcare Inc.[a,b]	80,298	4,447,706
Landauer Inc.	74,059	2,639,463
LHC Group Inc.[a]	6,271	239,866
Molina Healthcare Inc.[a,b]	269,169	18,922,581
National Research Corp. Class A	64,367	914,655
Nobilis Health Corp.[a]	244,780	1,664,504
Providence Service Corp. (The)[a,b]	104,561	4,629,961
RadNet Inc.[a,b]	263,268	1,761,263
Select Medical Holdings Corp.	752,691	12,193,594
Surgical Care Affiliates Inc.[a]	155,792	5,979,297
Team Health Holdings Inc.[a,b]	550,214	35,945,481
Trupanion Inc.[a]	106,563	878,079
U.S. Physical Therapy Inc.	95,090	5,207,128
WellCare Health Plans Inc.[a]	334,082	28,340,176

		287,350,827
HEALTH CARE TECHNOLOGY — 1.12%
Castlight Health Inc.[a,b]	258,209	2,101,821
Computer Programs & Systems Inc.	86,850	4,639,527
Connecture Inc.[a,b]	51,108	539,701
HealthStream Inc.[a]	192,991	5,870,786
HMS Holdings Corp.[a,b]	676,384	11,613,513
Imprivata Inc.[a]	69,816	1,142,190
MedAssets Inc.[a,b]	434,391	9,582,666
Medidata Solutions Inc.[a,b]	422,338	22,941,400
Merge Healthcare Inc.[a]	527,120	2,530,176
Omnicell Inc.[a]	276,893	10,441,635
Press Ganey Holdings Inc.[a]	78,337	2,245,922
Quality Systems Inc.	381,641	6,323,791
Vocera Communications Inc.[a]	128,338	1,469,470

		81,442,598
HOTELS, RESTAURANTS & LEISURE — 5.45%
BJ’s Restaurants Inc.[a,b]	164,198	7,955,393
Bloomin’ Brands Inc.	947,214	20,223,019
Bob Evans Farms Inc./DE	13,987	714,036
Bojangles’ Inc.[a]	63,499	1,515,086
Boyd Gaming Corp.[a,b]	609,804	9,116,570
Bravo Brio Restaurant Group Inc.[a]	105,731	1,432,655
Buffalo Wild Wings Inc.[a,b]	145,109	22,737,129
Carrols Restaurant Group Inc.[a]	231,172	2,404,189
Cheesecake Factory Inc. (The)	372,513	20,314,996
Churchill Downs Inc.	102,797	12,854,765
Chuy’s Holdings Inc.[a,b]	128,046	3,430,352
ClubCorp Holdings Inc.	335,766	8,018,092
Cracker Barrel Old Country Store Inc.	137,293	20,478,624
Dave & Buster’s Entertainment Inc.[a,b]	174,185	6,286,337
Del Frisco’s Restaurant Group Inc.[a]	11,899	221,678
Denny’s Corp.[a]	452,283	5,251,006
Diamond Resorts International Inc.[a,b]	318,305	10,042,523
DineEquity Inc.	120,916	11,981,566
El Pollo Loco Holdings Inc.[a,b]	102,970	2,132,509
Eldorado Resorts Inc.[a]	104,994	821,053
Empire Resorts Inc.[a]	112,399	572,111
Fiesta Restaurant Group Inc.[a,b]	204,904	10,245,200
Habit Restaurants Inc. (The)[a,b]	87,936	2,751,517

Security	Shares	Value

Interval Leisure Group Inc.	299,150	$6,835,578
Isle of Capri Casinos Inc.[a]	160,521	2,913,456
Jack in the Box Inc.	285,553	25,174,352
Jamba Inc.[a,b]	105,892	1,640,267
Kona Grill Inc.[a]	32,861	637,832
Krispy Kreme Doughnuts Inc.[a,b]	495,462	9,542,598
La Quinta Holdings Inc.[a]	715,490	16,348,946
Marriott Vacations Worldwide Corp.	112,410	10,313,618
Monarch Casino & Resort Inc.[a]	4,390	90,258
Morgans Hotel Group Co.[a]	65,075	438,606
Noodles & Co.[a,b]	67,626	987,340
Papa John’s International Inc.	221,150	16,721,151
Papa Murphy’s Holdings Inc.[a,b]	69,722	1,444,640
Penn National Gaming Inc.[a]	42,300	776,205
Pinnacle Entertainment Inc.[a]	406,124	15,140,303
Popeyes Louisiana Kitchen Inc.[a]	176,850	10,609,231
Potbelly Corp.[a]	167,038	2,046,216
Red Robin Gourmet Burgers Inc.[a]	107,892	9,259,291
Ruth’s Hospitality Group Inc.	178,032	2,869,876
Scientific Games Corp. Class Aa,b	383,949	5,966,567
SeaWorld Entertainment Inc.	522,520	9,635,269
Shake Shack Inc. Class Aa,b	38,059	2,293,816
Sonic Corp.	286,402	8,248,378
Texas Roadhouse Inc.[b]	534,720	20,014,570
Vail Resorts Inc.	277,659	30,320,363
Zoe’s Kitchen Inc.[a,b]	147,650	6,044,791

		397,813,924
HOUSEHOLD DURABLES — 0.68%
Bassett Furniture Industries Inc.	40,892	1,161,742
Cavco Industries Inc.[a]	52,946	3,994,246
Century Communities Inc.[a]	9,264	186,484
Helen of Troy Ltd.[a]	89,065	8,682,947
Hooker Furniture Corp.	5,853	146,969
Installed Building Products Inc.[a]	152,185	3,725,489
iRobot Corp.[a,b]	42,232	1,346,356
La-Z-Boy Inc.	150,539	3,965,197
LGI Homes Inc.[a,b]	27,291	539,816
Libbey Inc.	156,301	6,459,920
M/I Homes Inc.[a]	33,504	826,544
MDC Holdings Inc.	104,596	3,134,742
Meritage Homes Corp.[a]	20,380	959,694
New Home Co. Inc. (The)[a]	13,084	225,437
Ryland Group Inc. (The)	124,826	5,788,182
Skullcandy Inc.[a]	56,509	433,424
TRI Pointe Homes Inc.[a]	70,385	1,076,891
Universal Electronics Inc.[a,b]	101,201	5,043,858
William Lyon Homes Class Aa,b	21,621	555,011
ZAGG Inc.[a]	213,434	1,690,397

		49,943,346
HOUSEHOLD PRODUCTS — 0.19%
Central Garden & Pet Co. Class Aa,b	37,832	431,663
HRG Group Inc.[a]	266,744	3,467,672
Orchids Paper Products Co.	18,929	455,621
WD-40 Co.	111,281	9,699,252

		14,054,208
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
Ormat Technologies Inc.[b]	117,919	4,443,188
Vivint Solar Inc.[a,b]	98,177	1,194,814

		5,638,002

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.01%
Raven Industries Inc.	35,220	$716,023

		716,023
INSURANCE — 0.27%
Ambac Financial Group Inc.[a]	37,050	616,512
Atlas Financial Holdings Inc.[a]	36,311	720,047
Crawford & Co. Class B	66,066	556,936
eHealth Inc.[a,b]	137,310	1,742,464
Employers Holdings Inc.	147,073	3,350,323
HCI Group Inc.[b]	8,125	359,206
Heritage Insurance Holdings Inc.[a,b]	119,438	2,745,880
Maiden Holdings Ltd.	46,621	735,680
National General Holdings Corp.	28,538	594,447
National Interstate Corp.	13,032	356,034
Patriot National Inc.[a]	63,786	1,020,576
State National Companies Inc.	18,612	201,568
Third Point Reinsurance Ltd.[a]	45,403	669,694
Universal Insurance Holdings Inc.	244,836	5,925,031

		19,594,398
INTERNET & CATALOG RETAIL — 1.09%
1-800-Flowers.com Inc. Class Aa	191,351	2,001,531
Blue Nile Inc.[a,b]	90,661	2,755,188
Etsy Inc.[a]	152,971	2,149,243
HSN Inc.	248,340	17,430,985
Lands’ End Inc.[a]	22,133	549,562
Liberty TripAdvisor Holdings Inc. Class Aa	166,390	5,361,086
NutriSystem Inc.	223,656	5,564,561
Orbitz Worldwide Inc.[a,b]	853,834	9,750,784
Overstock.com Inc.[a,b]	92,811	2,091,960
PetMed Express Inc.	156,835	2,708,540
Shutterfly Inc.[a,b]	183,252	8,761,278
Travelport Worldwide Ltd.[b]	571,188	7,870,971
Wayfair Inc. Class Aa,b	153,356	5,772,320
zulily Inc. Class Aa	501,522	6,539,847

		79,307,856
INTERNET SOFTWARE & SERVICES — 4.31%
Amber Road Inc.[a,b]	123,946	870,101
Angie’s List Inc.[a,b]	340,638	2,098,330
Apigee Corp.[a]	39,460	391,838
Bazaarvoice Inc.[a,b]	211,778	1,247,372
Benefitfocus Inc.[a,b]	60,316	2,644,857
Box Inc. Class Aa,b	98,924	1,843,943
Brightcove Inc.[a]	233,079	1,598,922
Carbonite Inc.[a]	136,090	1,607,223
Care.com Inc.[a,b]	19,469	115,257
ChannelAdvisor Corp.[a,b]	163,712	1,956,358
Cimpress NVa,b	250,589	21,089,570
comScore Inc.[a,b]	262,865	14,000,190
Constant Contact Inc.[a]	245,819	7,069,754
Cornerstone OnDemand Inc.[a]	412,624	14,359,315
Coupons.com Inc.[a,b]	466,714	5,035,844
Cvent Inc.[a,b]	178,773	4,608,768
Dealertrack Technologies Inc.[a,b]	130,172	8,173,500

Security	Shares	Value

Demandware Inc.[a,b]	255,111	$18,133,290
DHI Group Inc.[a,b]	120,678	1,072,827
EarthLink Holdings Corp.	788,061	5,902,577
Endurance International Group Holdings Inc.[a,b]	447,990	9,255,473
Envestnet Inc.[a,b]	269,702	10,904,052
Everyday Health Inc.[a,b]	151,057	1,930,508
Five9 Inc.[a,b]	181,985	951,782
Gogo Inc.[a,b]	429,165	9,197,006
GrubHub Inc.[a,b]	574,487	19,572,772
GTT Communications Inc.[a,b]	186,958	4,462,687
Hortonworks Inc.[a,b]	57,987	1,468,231
Internap Corp.[a]	420,354	3,888,275
IntraLinks Holdings Inc.[a]	166,108	1,978,346
j2 Global Inc.[b]	368,827	25,058,106
LivePerson Inc.[a,b]	436,229	4,279,407
LogMeIn Inc.[a,b]	188,456	12,153,527
Marin Software Inc.[a,b]	29,469	198,621
Marketo Inc.[a,b]	265,941	7,462,304
MaxPoint Interactive Inc.[a]	52,838	426,931
New Relic Inc.[a,b]	44,200	1,555,398
NIC Inc.	500,688	9,152,577
OPOWER Inc.[a,b]	200,077	2,302,886
Q2 Holdings Inc.[a,b]	148,941	4,207,583
Reis Inc.[b]	41,963	930,739
RetailMeNot Inc.[a]	16,726	298,225
SciQuest Inc.[a]	120,557	1,785,449
Shutterstock Inc.[a,b]	150,040	8,798,346
SPS Commerce Inc.[a,b]	126,499	8,323,634
Stamps.com Inc.[a]	108,971	8,016,997
TechTarget Inc.[a]	42,772	381,954
Textura Corp.[a,b]	151,325	4,211,375
Travelzoo Inc.[a,b]	56,480	637,094
TrueCar Inc.[a,b]	374,149	4,486,047
Web.com Group Inc.[a,b]	334,753	8,107,718
WebMD Health Corp.[a,b]	288,686	12,783,016
Wix.com Ltd.[a,b]	143,171	3,381,699
XO Group Inc.[a,b]	202,070	3,303,845
Xoom Corp.[a,b]	244,375	5,145,316

		314,817,762
IT SERVICES — 3.38%
6D Global Technologies Inc.	73,758	482,377
Blackhawk Network Holdings Inc.[a,b]	414,869	17,092,603
Cardtronics Inc.[a,b]	342,790	12,700,370
Cass Information Systems Inc.	49,444	2,779,742
CSG Systems International Inc.[b]	250,311	7,924,846
Datalink Corp.[a]	10,808	96,624
EPAM Systems Inc.[a]	373,652	26,615,232
Euronet Worldwide Inc.[a,b]	396,398	24,457,757
EVERTEC Inc.	502,560	10,674,374
ExlService Holdings Inc.[a]	235,929	8,158,425
Forrester Research Inc.	76,770	2,765,255
Hackett Group Inc. (The)	183,245	2,460,980
Heartland Payment Systems Inc.	279,659	15,115,569
iGATE Corp.[a]	276,153	13,169,737
Lionbridge Technologies Inc.[a]	491,485	3,032,462
Luxoft Holding Inc.[a]	140,263	7,931,873
MAXIMUS Inc.	503,357	33,085,656
NeuStar Inc. Class Aa,b	123,121	3,596,364
Perficient Inc.[a]	183,195	3,524,672
PFSweb Inc.[a]	86,004	1,192,015
Science Applications International Corp.	351,781	18,591,626

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

ServiceSource International Inc.[a]	263,935	$1,443,724
Syntel Inc.[a,b]	239,733	11,382,523
TeleTech Holdings Inc.	69,739	1,888,532
Unisys Corp.[a,b]	241,464	4,826,865
Virtusa Corp.[a,b]	226,568	11,645,595

		246,635,798
LEISURE PRODUCTS — 0.35%
Arctic Cat Inc.	38,008	1,262,246
Black Diamond Inc.[a]	9,805	90,598
Escalade Inc.	19,083	350,936
JAKKS Pacific Inc.[a]	13,755	136,037
Malibu Boats Inc. Class Aa	136,615	2,744,595
Marine Products Corp.	77,727	485,017
Nautilus Inc.[a]	239,924	5,160,765
Performance Sports Group Ltd.[a]	24,121	434,178
Smith & Wesson Holding Corp.[a,b]	410,711	6,813,696
Sturm Ruger & Co. Inc.	142,795	8,203,573

		25,681,641
LIFE SCIENCES TOOLS & SERVICES — 0.99%
Accelerate Diagnostics Inc.[a,b]	164,340	4,241,615
Affymetrix Inc.[a,b]	166,343	1,816,466
Albany Molecular Research Inc.[a]	190,831	3,858,603
Cambrex Corp.[a]	239,277	10,513,831
Fluidigm Corp.[a,b]	220,793	5,343,191
Furiex Pharmaceuticals Inc.[b]	47,364	473,640
INC Research Holdings Inc.[a]	99,171	3,978,741
Luminex Corp.[a,b]	22,348	385,726
NanoString Technologies Inc.[a,b]	97,653	1,505,809
NeoGenomics Inc.[a]	409,728	2,216,629
Pacific Biosciences of California Inc.[a,b]	462,672	2,664,991
PAREXEL International Corp.[a,b]	421,439	27,102,742
PRA Health Sciences Inc.[a,b]	152,089	5,525,393
Sequenom Inc.[a,b]	908,721	2,762,512

		72,389,889
MACHINERY — 3.08%
Accuride Corp.[a,b]	273,799	1,054,126
Albany International Corp. Class A	29,714	1,182,617
Altra Industrial Motion Corp.	161,574	4,391,581
American Railcar Industries Inc.[b]	18,710	910,054
Blount International Inc.[a,b]	371,483	4,056,594
Blue Bird Corp.	39,184	509,000
CLARCOR Inc.	361,342	22,489,926
Commercial Vehicle Group Inc.[a,b]	229,943	1,657,889
Douglas Dynamics Inc.	41,677	895,222
EnPro Industries Inc.	104,261	5,965,814
FreightCar America Inc.	46,575	972,486
Global Brass & Copper Holdings Inc.	150,061	2,552,538
Gorman-Rupp Co. (The)	33,469	939,810
Greenbrier Companies Inc. (The)[b]	201,625	9,446,131
Harsco Corp.	611,796	10,094,634
Hillenbrand Inc.	480,722	14,758,165
Hyster-Yale Materials Handling Inc.	20,499	1,420,171
John Bean Technologies Corp.	223,268	8,392,644
Kadant Inc.	13,653	644,422
Lindsay Corp.[b]	76,762	6,748,148
Lydall Inc.[a,b]	43,278	1,279,298
Meritor Inc.[a]	417,249	5,474,307

Security	Shares	Value

Miller Industries Inc./TN	4,836	$96,478
Mueller Industries Inc.	293,877	10,203,410
Mueller Water Products Inc. Class A	1,228,974	11,183,663
Navistar International Corp.[a]	23,175	524,450
NN Inc.	146,374	3,735,465
Omega Flex Inc.	21,381	805,209
Proto Labs Inc.[a,b]	177,990	12,010,765
RBC Bearings Inc.[a]	178,707	12,824,014
Rexnord Corp.[a,b]	777,962	18,601,072
Standex International Corp.	71,699	5,730,901
Sun Hydraulics Corp.	174,358	6,644,783
Tennant Co.	130,886	8,552,091
Titan International Inc.	20,525	220,439
TriMas Corp.[a,b]	21,454	635,038
Wabash National Corp.[a]	518,833	6,506,166
Woodward Inc.	344,864	18,964,071
Xerium Technologies Inc.[a,b]	85,558	1,557,156

		224,630,748
MARINE — 0.18%
Matson Inc.	304,510	12,801,600

		12,801,600
MEDIA — 1.34%
AMC Entertainment Holdings Inc. Class A	11,789	361,686
Carmike Cinemas Inc.[a,b]	9,721	257,995
Central European Media Enterprises Ltd. Class Aa	412,369	898,964
Crown Media Holdings Inc. Class Aa	227,465	1,028,142
Entravision Communications Corp. Class A	461,020	3,794,195
EW Scripps Co. (The) Class A	289,303	6,610,574
Global Eagle Entertainment Inc.[a,b]	354,402	4,614,314
Gray Television Inc.[a,b]	482,513	7,565,804
Hemisphere Media Group Inc.[a]	5,745	68,365
IMAX Corp.[a]	461,496	18,584,444
Journal Media Group Inc.	10,906	90,411
Loral Space & Communications Inc.[a,b]	100,111	6,319,006
Martha Stewart Living Omnimedia Inc. Class Aa,b	181,151	1,130,382
MDC Partners Inc. Class A	92,467	1,821,600
National CineMedia Inc.	116,704	1,862,596
New York Times Co. (The) Class A	210,379	2,871,673
Nexstar Broadcasting Group Inc. Class A	239,113	13,390,328
Reading International Inc. Class Aa	28,488	394,559
Rentrak Corp.[a,b]	88,952	6,208,850
SFX Entertainment Inc.[a]	157,893	708,940
Sinclair Broadcast Group Inc. Class A	506,176	14,127,372
Tribune Publishing Co.	84,446	1,312,291
World Wrestling Entertainment Inc. Class Ab	230,536	3,803,844

		97,826,335
METALS & MINING — 0.36%
Century Aluminum Co.[a]	23,719	247,389
Globe Specialty Metals Inc.	497,171	8,799,927
Handy & Harman Ltd.[a]	4,610	159,736
Haynes International Inc.	6,261	308,793
Kaiser Aluminum Corp.	43,809	3,639,652
Olympic Steel Inc.	16,603	289,556
Real Industry Inc.[a]	119,802	1,359,753
RTI International Metals Inc.[a]	17,954	565,910
Ryerson Holding Corp.[a,b]	15,118	137,574
Stillwater Mining Co.[a,b]	296,875	3,440,781

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

SunCoke Energy Inc.	356,835	$4,638,855
Worthington Industries Inc.	84,355	2,535,711

		26,123,637
MULTILINE RETAIL — 0.66%
Big Lots Inc.	412,091	18,539,974
Burlington Stores Inc.[a,b]	516,221	26,430,515
Tuesday Morning Corp.[a,b]	277,749	3,128,843

		48,099,332
OIL, GAS & CONSUMABLE FUELS — 1.28%
Carrizo Oil & Gas Inc.[a,b]	20,824	1,025,374
Delek U.S. Holdings Inc.	242,447	8,926,899
Energy Fuels Inc./Canada[a]	187,764	835,550
Erin Energy Corp.	16,042	62,724
Evolution Petroleum Corp.	188,618	1,242,993
Hallador Energy Co.	21,871	182,404
Isramco Inc.[a]	6,808	939,640
Magnum Hunter Resources Corp.[a,b]	1,593,474	2,979,796
Matador Resources Co.[a,b]	332,514	8,312,850
Panhandle Oil and Gas Inc. Class A	58,969	1,220,069
Par Petroleum Corp.[a]	111,310	2,083,723
Parsley Energy Inc. Class Aa,b	226,336	3,942,773
SemGroup Corp. Class A	335,415	26,658,784
Solazyme Inc.[a,b]	603,994	1,896,541
Synergy Resources Corp.[a,b]	85,857	981,346
Ultra Petroleum Corp.[a]	570,239	7,139,392
Uranium Energy Corp.[a]	705,356	1,121,516
Western Refining Inc.	543,487	23,706,903

		93,259,277
PAPER & FOREST PRODUCTS — 0.87%
Boise Cascade Co.[a]	253,069	9,282,571
Clearwater Paper Corp.[a]	145,569	8,341,104
Deltic Timber Corp.	83,940	5,677,701
KapStone Paper and Packaging Corp.	650,541	15,040,508
Louisiana-Pacific Corp.[a]	1,001,393	17,053,723
Neenah Paper Inc.	69,960	4,124,842
Schweitzer-Mauduit International Inc.	41,304	1,647,203
Wausau Paper Corp.	290,958	2,670,994

		63,838,646
PERSONAL PRODUCTS — 0.20%
Inter Parfums Inc.	53,147	1,803,278
Medifast Inc.[a]	83,840	2,709,709
Natural Health Trends Corp.	60,305	2,500,245
Revlon Inc. Class Aa,b	24,354	894,035
Synutra International Inc.[a,b]	141,445	1,011,332
USANA Health Sciences Inc.[a]	43,127	5,893,736

		14,812,335
PHARMACEUTICALS — 3.54%
Aerie Pharmaceuticals Inc.[a,b]	156,933	2,769,867
Agile Therapeutics Inc.[a]	79,991	687,123
Alimera Sciences Inc.[a,b]	233,155	1,074,845
Amphastar Pharmaceuticals Inc.[a,b]	161,137	2,832,788
ANI Pharmaceuticals Inc.[a]	60,263	3,739,319
Aratana Therapeutics Inc.[a,b]	205,146	3,101,807

Security	Shares	Value

Assembly Biosciences Inc.[a]	103,043	$1,984,608
BioDelivery Sciences International Inc.[a,b]	354,035	2,818,119
Carbylan Therapeutics Inc.[a]	94,326	674,431
Catalent Inc.[a]	638,973	18,741,078
Cempra Inc.[a]	243,209	8,356,661
Collegium Pharmaceutical Inc.[a]	51,168	912,837
Corcept Therapeutics Inc.[a,b]	473,467	2,845,537
Corium International Inc.[a]	66,686	912,931
Depomed Inc.[a,b]	458,249	9,834,024
Dermira Inc.[a]	34,836	611,372
DURECT Corp.[a]	860,545	2,056,703
Flex Pharma Inc.[a,b]	41,768	718,410
Foamix Pharmaceuticals Ltd.[a]	173,146	1,774,746
Heska Corp.[a]	43,627	1,295,286
IGI Laboratories Inc.[a,b]	316,454	1,993,660
Impax Laboratories Inc.[a,b]	547,828	25,156,262
Intersect ENT Inc.[a]	107,242	3,070,338
Intra-Cellular Therapies Inc.[a,b]	165,889	5,300,154
Lannett Co. Inc.[a,b]	202,702	12,048,607
Medicines Co. (The)[a,b]	50,082	1,432,846
Nektar Therapeutics[a,b]	1,005,053	12,573,213
Ocular Therapeutix Inc.[a,b]	99,746	2,097,658
Omeros Corp.[a,b]	269,651	4,851,021
Pacira Pharmaceuticals Inc./DEa,b	278,453	19,692,196
Paratek Pharmaceuticals Inc.	93,302	2,404,393
Pernix Therapeutics Holdings Inc.[a,b]	333,387	1,973,651
Phibro Animal Health Corp.	133,503	5,198,607
POZEN Inc.[a]	221,835	2,287,119
Prestige Brands Holdings Inc.[a,b]	399,495	18,472,649
Relypsa Inc.[a]	249,152	8,244,440
Revance Therapeutics Inc.[a,b]	119,644	3,826,215
Sagent Pharmaceuticals Inc.[a,b]	169,235	4,114,103
SciClone Pharmaceuticals Inc.[a,b]	379,363	3,725,345
Sucampo Pharmaceuticals Inc. Class Aa,b	190,179	3,124,641
Supernus Pharmaceuticals Inc.[a,b]	262,640	4,459,627
Tetraphase Pharmaceuticals Inc.[a]	276,087	13,097,567
TherapeuticsMD Inc.[a,b]	971,450	7,635,597
Theravance Inc.[b]	566,541	10,237,396
VIVUS Inc.[a,b]	794,740	1,875,586
XenoPort Inc.[a,b]	449,401	2,754,828
Zogenix Inc.[a,b]	1,174,068	1,972,434
ZS Pharma Inc.[a,b]	138,828	7,273,199

		258,635,844
PROFESSIONAL SERVICES — 1.68%
Advisory Board Co. (The)[a,b]	324,148	17,721,171
Barrett Business Services Inc.	54,561	1,981,655
CEB Inc.	255,609	22,253,319
Exponent Inc.	188,560	8,443,717
Franklin Covey Co.[a]	9,849	199,836
FTI Consulting Inc.[a]	26,159	1,078,797
GP Strategies Corp.[a]	99,825	3,318,183
Heidrick & Struggles International Inc.	7,296	190,280
Huron Consulting Group Inc.[a,b]	21,641	1,516,818
Insperity Inc.	148,004	7,533,404
Kforce Inc.	188,402	4,308,754
Korn/Ferry International	210,393	7,315,365
Mistras Group Inc.[a]	71,935	1,365,326
On Assignment Inc.[a]	395,148	15,521,413
Resources Connection Inc.	53,358	858,530
RPX Corp.[a]	52,891	893,858
TriNet Group Inc.[a]	289,424	7,336,898

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

TrueBlue Inc.[a]	320,944	$9,596,226
Volt Information Sciences Inc.[a]	46,742	453,865
WageWorks Inc.[a]	272,813	11,035,286

		122,922,701
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.34%
Alexander’s Inc.[b]	14,944	6,127,040
American Assets Trust Inc.[b]	223,117	8,748,418
CareTrust REIT Inc.[b]	240,794	3,050,860
CoreSite Realty Corp.[b]	185,953	8,449,704
CubeSmart	996,445	23,077,666
CyrusOne Inc.	373,507	10,999,781
DuPont Fabros Technology Inc.[b]	169,917	5,004,056
Easterly Government Properties Inc.	104,775	1,668,018
EastGroup Properties Inc.[b]	49,104	2,761,118
Equity One Inc.	48,968	1,142,913
Excel Trust Inc.	108,751	1,715,003
Inland Real Estate Corp.	214,778	2,023,209
LTC Properties Inc.	16,384	681,574
National Health Investors Inc.[b]	98,141	6,114,184
National Storage Affiliates Trust	164,964	2,045,554
Potlatch Corp.	226,223	7,990,196
PS Business Parks Inc.[b]	15,480	1,116,882
QTS Realty Trust Inc. Class Ab	174,306	6,353,454
RLJ Lodging Trust	369,710	11,009,964
Ryman Hospitality Properties Inc.[b]	332,243	17,645,426
Sabra Health Care REIT Inc.[b]	67,875	1,747,103
Saul Centers Inc.[b]	65,542	3,224,011
Sovran Self Storage Inc.	237,170	20,612,445
Sun Communities Inc.[b]	56,245	3,477,628
Universal Health Realty Income Trust[b]	83,618	3,884,892
Urban Edge Properties	458,475	9,531,695
Urstadt Biddle Properties Inc. Class A	26,043	486,483

		170,689,277
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Altisource Asset Management Corp.[a]	5,691	821,154
Altisource Portfolio Solutions SAa,b	108,450	3,339,176
Consolidated-Tomoka Land Co.	10,136	584,239
Kennedy-Wilson Holdings Inc.	66,804	1,642,710
Marcus & Millichap Inc.[a,b]	103,891	4,793,531

		11,180,810
ROAD & RAIL — 0.82%
ArcBest Corp.	64,769	2,059,654
Celadon Group Inc.	143,267	2,962,762
Covenant Transportation Group Inc. Class Aa	84,950	2,128,847
Heartland Express Inc.	384,804	7,784,585
Knight Transportation Inc.	477,974	12,781,025
Marten Transport Ltd.	18,643	404,553
PAM Transportation Services Inc.[a,b]	23,391	1,357,848
Quality Distribution Inc.[a]	59,493	919,762
Roadrunner Transportation Systems Inc.[a,b]	85,470	2,205,126
Saia Inc.[a,b]	192,583	7,566,586
Swift Transportation Co.[a,b]	672,941	15,255,572
Universal Truckload Services Inc.	41,660	914,854
USA Truck Inc.[a]	27,611	586,181
Werner Enterprises Inc.	80,471	2,112,364
YRC Worldwide Inc.[a]	49,338	640,407

		59,680,126

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.75%
Advanced Energy Industries Inc.[a,b]	169,001	$4,645,838
Advanced Micro Devices Inc.[a]	2,139,673	5,135,215
Ambarella Inc.[a,b]	239,365	24,580,392
Applied Micro Circuits Corp.[a,b]	165,774	1,118,975
Cabot Microelectronics Corp.[a]	159,660	7,521,583
Cascade Microtech Inc.[a]	83,129	1,265,639
Cavium Inc.[a,b]	422,560	29,076,354
CEVA Inc.[a]	77,017	1,496,440
Cirrus Logic Inc.[a,b]	484,521	16,488,250
Entegris Inc.[a,b]	625,909	9,119,494
Exar Corp.[a]	47,085	460,491
FormFactor Inc.[a]	205,854	1,893,857
Inphi Corp.[a,b]	292,707	6,691,282
Integrated Device Technology Inc.[a,b]	1,133,494	24,596,820
Lattice Semiconductor Corp.[a,b]	220,384	1,298,062
M/A-COM Technology Solutions Holdings Inc.[a,b]	179,301	6,858,263
Mattson Technology Inc.[a]	573,095	1,919,868
MaxLinear Inc. Class Aa	395,354	4,783,784
Micrel Inc.	341,368	4,745,015
Microsemi Corp.[a,b]	727,174	25,414,731
Monolithic Power Systems Inc.	302,054	15,317,158
NVE Corp.	16,900	1,324,960
PDF Solutions Inc.[a,b]	190,764	3,052,224
PMC-Sierra Inc.[a]	461,546	3,950,834
Power Integrations Inc.	149,501	6,754,455
Rambus Inc.[a,b]	884,273	12,813,116
Rudolph Technologies Inc.[a,b]	37,440	449,654
Semtech Corp.[a,b]	171,420	3,402,687
Silicon Laboratories Inc.[a]	232,128	12,537,233
Synaptics Inc.[a,b]	281,411	24,408,183
Tessera Technologies Inc.	246,490	9,361,690
Xcerra Corp.[a]	181,825	1,376,415

		273,858,962
SOFTWARE — 7.81%
A10 Networks Inc.[a,b]	259,637	1,672,062
ACI Worldwide Inc.[a,b]	892,029	21,917,153
Advent Software Inc.	402,596	17,798,769
American Software Inc./GA Class A	32,537	309,102
Aspen Technology Inc.[a,b]	652,262	29,710,534
AVG Technologies NVa,b	313,052	8,518,145
Barracuda Networks Inc.[a]	61,318	2,429,419
Blackbaud Inc.	358,055	20,391,232
Bottomline Technologies de Inc.[a,b]	264,632	7,359,416
BroadSoft Inc.[a]	222,154	7,679,864
Callidus Software Inc.[a,b]	422,514	6,582,768
Code Rebel Corp.	8,327	269,545
CommVault Systems Inc.[a]	345,526	14,653,758
Comverse Inc.[a,b]	171,559	3,444,905
Cyan Inc.[a]	47,602	249,434
Digimarc Corp.[a]	53,991	2,437,154
Digital Turbine Inc.[a]	345,293	1,042,785
Ebix Inc.	204,920	6,682,441
Ellie Mae Inc.[a,b]	224,688	15,680,976
Epiq Systems Inc.	93,390	1,576,423
ePlus Inc.[a,b]	2,949	226,041
Fair Isaac Corp.	237,208	21,533,742
FleetMatics Group PLC[a]	292,097	13,678,903
Gigamon Inc.[a]	209,062	6,896,955
Globant SAa,b	116,871	3,556,385

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

Glu Mobile Inc.[a,b]	478,008	$2,968,430
Guidance Software Inc.[a,b]	148,192	1,255,186
Guidewire Software Inc.[a,b]	536,058	28,373,550
HubSpot Inc.[a]	143,794	7,129,307
Imperva Inc.[a]	202,815	13,730,575
Infoblox Inc.[a,b]	432,989	11,348,642
Interactive Intelligence Group Inc.[a,b]	132,264	5,881,780
Jive Software Inc.[a]	357,231	1,875,463
Manhattan Associates Inc.[a,b]	563,639	33,621,066
MicroStrategy Inc. Class Aa	70,960	12,068,877
MobileIron Inc.[a,b]	297,712	1,759,478
Model N Inc.[a,b]	160,202	1,908,006
Monotype Imaging Holdings Inc.	308,435	7,436,368
NetScout Systems Inc.[a,b]	285,619	10,473,649
Park City Group Inc.[a,b]	76,103	942,916
Paycom Software Inc.[a]	241,160	8,235,614
Paylocity Holding Corp.[a,b]	118,397	4,244,532
Pegasystems Inc.	275,597	6,308,415
Proofpoint Inc.[a,b]	301,143	19,173,775
PROS Holdings Inc.[a,b]	182,276	3,847,846
QAD Inc. Class A	20,311	536,820
Qlik Technologies Inc.[a,b]	697,819	24,395,752
Qualys Inc.[a,b]	189,941	7,664,119
Rally Software Development Corp.[a]	196,108	3,814,301
RealPage Inc.[a,b]	402,853	7,682,407
Rubicon Project Inc. (The)[a]	196,388	2,937,964
Sapiens International Corp. NV	142,565	1,479,825
Silver Spring Networks Inc.[a]	262,335	3,255,577
Synchronoss Technologies Inc.[a,b]	296,212	13,545,775
Take-Two Interactive Software Inc.[a]	334,958	9,234,792
Tangoe Inc.[a,b]	303,002	3,811,765
TiVo Inc.[a,b]	742,080	7,524,691
TubeMogul Inc.[a,b]	106,964	1,528,516
Tyler Technologies Inc.[a]	257,272	33,285,851
Varonis Systems Inc.[a,b]	68,619	1,515,794
VASCO Data Security International Inc.[a,b]	224,223	6,769,292
Verint Systems Inc.[a,b]	443,013	26,910,825
VirnetX Holding Corp.[a,b]	348,865	1,465,233
Workiva Inc.[a,b]	56,222	777,550
Yodlee Inc.[a,b]	139,196	2,009,990
Zendesk Inc.[a]	410,707	9,121,802
Zix Corp.[a]	439,391	2,271,651

		570,421,678
SPECIALTY RETAIL — 3.94%
America’s Car-Mart Inc./TXa	11,607	572,457
American Eagle Outfitters Inc.	1,321,417	22,754,801
ANN INC.[a,b]	351,345	16,966,450
Asbury Automotive Group Inc.[a]	208,158	18,863,278
Boot Barn Holdings Inc.[a,b]	91,439	2,926,048
Buckle Inc. (The)[b]	216,301	9,900,097
Build-A-Bear Workshop Inc.[a,b]	7,163	114,536
Caleres Inc.	29,783	946,504
Cato Corp. (The) Class A	35,069	1,359,274
Chico’s FAS Inc.	1,095,354	18,215,737
Children’s Place Inc. (The)	41,174	2,693,191
Citi Trends Inc.[a]	6,929	167,682
Container Store Group Inc. (The)[a,b]	120,376	2,030,743
Destination XL Group Inc.[a,b]	59,301	297,098
Express Inc.[a,b]	581,843	10,537,177
Finish Line Inc. (The) Class A	98,640	2,744,165
Five Below Inc.[a,b]	416,153	16,450,528

Security	Shares	Value

Francesca’s Holdings Corp.[a,b]	323,268	$4,354,420
Group 1 Automotive Inc.	37,662	3,420,840
Hibbett Sports Inc.[a,b]	190,186	8,858,864
Kirkland’s Inc.[b]	132,409	3,690,239
Lithia Motors Inc. Class A	173,956	19,684,861
MarineMax Inc.[a]	100,675	2,366,869
Mattress Firm Holding Corp.[a,b]	156,663	9,548,610
Men’s Wearhouse Inc. (The)	369,195	23,654,324
Monro Muffler Brake Inc.	243,152	15,114,328
Outerwall Inc.[b]	140,946	10,727,400
Party City Holdco Inc.[a]	192,376	3,899,462
Pier 1 Imports Inc.	688,618	8,697,245
Restoration Hardware Holdings Inc.[a,b]	255,105	24,905,901
Select Comfort Corp.[a]	399,518	12,013,506
Sportsman’s Warehouse Holdings Inc.[a,b]	55,951	636,163
Tile Shop Holdings Inc.[a,b]	207,116	2,938,976
Vitamin Shoppe Inc.[a,b]	13,623	507,729
Winmark Corp.	17,001	1,674,599
Zumiez Inc.[a,b]	135,253	3,601,787

		287,835,889
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.02%
Avid Technology Inc.[a]	156,545	2,088,310
Cray Inc.[a,b]	311,834	9,202,221
Diebold Inc.	495,486	17,342,010
Dot Hill Systems Corp.[a]	470,834	2,881,504
Eastman Kodak Co.[a]	134,299	2,256,223
Electronics For Imaging Inc.[a,b]	358,134	15,582,411
Immersion Corp.[a,b]	214,022	2,711,659
Nimble Storage Inc.[a,b]	387,129	10,862,840
Silicon Graphics International Corp.[a,b]	269,679	1,744,823
Super Micro Computer Inc.[a,b]	281,954	8,340,199
Violin Memory Inc.[a,b]	695,660	1,704,367

		74,716,567
TEXTILES, APPAREL & LUXURY GOODS — 1.61%
Cherokee Inc.	59,083	1,664,959
Columbia Sportswear Co.	152,852	9,241,432
Crocs Inc.[a,b]	454,279	6,682,444
Culp Inc.	79,026	2,449,806
Deckers Outdoor Corp.[a]	150,849	10,856,603
G-III Apparel Group Ltd.[a,b]	304,742	21,438,600
Oxford Industries Inc.	112,550	9,842,497
Quiksilver Inc.[a,b]	645,338	427,730
Sequential Brands Group Inc.[a,b]	154,065	2,355,654
Steven Madden Ltd.[a]	429,919	18,391,935
Superior Uniform Group Inc.	57,010	942,945
Tumi Holdings Inc.[a,b]	428,695	8,796,821
Unifi Inc.[a]	6,707	224,685
Vince Holding Corp.[a,b]	117,949	1,413,029
Wolverine World Wide Inc.	789,127	22,474,337

		117,203,477
THRIFTS & MORTGAGE FINANCE — 0.66%
BofI Holding Inc.[a,b]	117,123	12,381,072
Essent Group Ltd.[a,b]	424,744	11,616,748
Heritage Financial Group Inc.	23,012	694,502
HomeStreet Inc.[a]	52,585	1,199,990
IMPAC Mortgage Holdings Inc.[a]	60,408	1,156,209
LendingTree Inc.[a,b]	44,301	3,482,502

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

June 30, 2015

Security	Shares	Value

Meridian Bancorp Inc.[a]	61,282	$821,792
MGIC Investment Corp.[a,b]	1,162,727	13,231,833
Stonegate Mortgage Corp.[a]	22,122	222,769
United Financial Bancorp Inc.	70,198	944,163
Walker & Dunlop Inc.[a]	99,829	2,669,427

		48,421,007
TOBACCO — 0.20%
Vector Group Ltd.	624,309	14,646,289

		14,646,289
TRADING COMPANIES & DISTRIBUTORS — 0.25%
Applied Industrial Technologies Inc.	121,582	4,820,726
Beacon Roofing Supply Inc.[a,b]	93,756	3,114,574
DXP Enterprises Inc.[a]	29,137	1,354,871
H&E Equipment Services Inc.	238,453	4,761,906
Kaman Corp.	17,050	715,077
Lawson Products Inc./DEa	31,850	747,838
Neff Corp.[a]	29,592	298,583
Stock Building Supply Holdings Inc.[a,b]	114,121	2,231,066

		18,044,641
WATER UTILITIES — 0.01%
American States Water Co.	24,352	910,521
York Water Co. (The)	8,540	178,145

		1,088,666
WIRELESS TELECOMMUNICATION SERVICES — 0.20%
Boingo Wireless Inc.[a]	153,237	1,265,738
Leap Wireless International Inc.	88,918	224,073
RingCentral Inc. Class Aa,b	409,523	7,572,080
Shenandoah Telecommunications Co.	159,561	5,461,773

		14,523,664

TOTAL COMMON STOCKS
(Cost: $6,892,007,687)		7,279,438,868

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	39,666	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 17.93%

MONEY MARKET FUNDS — 17.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,223,834,815	1,223,834,815
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	71,366,964	71,366,964

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	13,171,110	$13,171,110

		1,308,372,889

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,308,372,889)		1,308,372,889

TOTAL INVESTMENTS IN SECURITIES — 117.66%
(Cost: $8,200,380,576)		8,587,811,757
Other Assets, Less Liabilities — (17.66)%		(1,288,839,577)

NET ASSETS — 100.00%		$7,298,972,180

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	100	Sep. 2015	ICE Markets Equity	$12,504,000	$16,472

See accompanying notes to schedules of investments.

268

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.31%

AEROSPACE & DEFENSE — 2.27%
AAR Corp.	232,818	$7,419,910
Aerojet Rocketdyne Holdings Inc.[a]	218,958	4,512,724
Aerovironment Inc.[a]	130,362	3,399,841
American Science & Engineering Inc.	49,047	2,148,749
Cubic Corp.	142,876	6,798,040
Curtiss-Wright Corp.	294,317	21,320,324
DigitalGlobe Inc.[a,b]	475,884	13,224,816
Ducommun Inc.[a,b]	73,630	1,890,082
Engility Holdings Inc.	117,696	2,961,231
Esterline Technologies Corp.[a,b]	204,203	19,468,714
Keyw Holding Corp. (The)[a,b]	219,897	2,049,440
KLX Inc.[a]	345,134	15,230,764
Kratos Defense & Security Solutions Inc.[a,b]	296,928	1,870,646
Moog Inc. Class Aa	231,265	16,345,810
National Presto Industries Inc.[b]	31,829	2,556,505
Sparton Corp.[a]	27,904	762,337
Teledyne Technologies Inc.[a]	172,305	18,179,901
Vectrus Inc.[a]	4,933	122,684

		140,262,518
AIR FREIGHT & LOGISTICS — 0.38%
Air Transport Services Group Inc.[a,b]	346,360	3,633,316
Atlas Air Worldwide Holdings Inc.[a,b]	164,119	9,019,980
Hub Group Inc. Class Aa	21,227	856,297
Radiant Logistics Inc.[a]	12,541	91,675
UTi Worldwide Inc.[a]	605,785	6,051,792
XPO Logistics Inc.[a,b]	82,609	3,732,275

		23,385,335
AIRLINES — 0.14%
Republic Airways Holdings Inc.[a]	333,631	3,062,733
SkyWest Inc.	339,152	5,100,846
Virgin America Inc.[a,b]	10,588	290,958

		8,454,537
AUTO COMPONENTS — 0.78%
Cooper Tire & Rubber Co.	335,906	11,363,700
Cooper-Standard Holding Inc.[a]	82,992	5,101,518
Dana Holding Corp.	502,153	10,334,309
Federal-Mogul Holdings Corp.[a,b]	199,084	2,259,603
Metaldyne Performance Group Inc.	29,820	541,233
Modine Manufacturing Co.[a]	316,682	3,397,998
Motorcar Parts of America Inc.[a]	9,532	286,818
Remy International Inc.	187,724	4,150,577
Standard Motor Products Inc.	131,540	4,619,685
Strattec Security Corp.	19,882	1,365,893
Superior Industries International Inc.	153,812	2,816,298
Tower International Inc.[a]	62,814	1,636,305

		47,873,937

Security	Shares	Value

AUTOMOBILES — 0.01%
Winnebago Industries Inc.	17,119	$403,837

		403,837
BANKS — 16.10%
1st Source Corp.	97,644	3,331,613
Access National Corp.	48,932	951,238
American National Bankshares Inc.	57,273	1,363,670
Ameris Bancorp	211,251	5,342,538
Ames National Corp.	62,076	1,558,108
Arrow Financial Corp.	72,104	1,948,971
Banc of California Inc.	237,610	3,267,138
BancFirst Corp.	47,828	3,130,343
Banco Latinoamericano de Comercio Exterior SA Class E	197,276	6,348,342
Bancorp Inc. (The)[a,b]	221,251	2,053,209
BancorpSouth Inc.	633,670	16,323,339
Bank of Marin Bancorp	39,190	1,993,595
Banner Corp.	137,677	6,598,859
Bar Harbor Bankshares	39,936	1,414,932
BBCN Bancorp Inc.	522,090	7,721,711
Berkshire Hills Bancorp Inc.	193,730	5,517,430
Blue Hills Bancorp Inc.[a]	184,062	2,576,868
BNC Bancorp	161,099	3,114,044
Boston Private Financial Holdings Inc.	545,068	7,309,362
Bridge Bancorp Inc.	76,870	2,051,660
Bridge Capital Holdings[a]	63,849	1,902,700
Bryn Mawr Bank Corp.	117,639	3,547,992
BSB Bancorp Inc./MAa	54,287	1,200,286
C1 Financial Inc.[a]	40,364	782,254
Camden National Corp.	48,839	1,890,069
Capital Bank Financial Corp. Class Aa,b	147,544	4,289,104
Capital City Bank Group Inc.	70,584	1,077,818
Cardinal Financial Corp.	197,769	4,309,387
Cascade Bancorp[a]	202,784	1,050,421
Cathay General Bancorp	524,473	17,019,149
CenterState Banks Inc.	300,078	4,054,054
Central Pacific Financial Corp.	152,003	3,610,071
Century Bancorp Inc./MA Class A	22,799	927,007
Chemical Financial Corp.	221,264	7,314,988
Citizens & Northern Corp.	80,060	1,645,233
City Holding Co.	99,868	4,918,499
CNB Financial Corp./PA	94,526	1,739,278
CoBiz Financial Inc.	238,236	3,113,745
Columbia Banking System Inc.	378,648	12,321,206
Community Bank System Inc.	267,579	10,106,459
Community Trust Bancorp Inc.	102,737	3,582,439
CommunityOne Bancorp[a]	76,564	824,594
ConnectOne Bancorp Inc.	197,385	4,249,699
CU Bancorp[a]	111,408	2,468,801
Customers Bancorp Inc.[a]	175,436	4,717,474
CVB Financial Corp.	697,379	12,280,844
Eagle Bancorp Inc.[a,b]	48,110	2,114,916
Enterprise Bancorp Inc./MA	50,053	1,173,242
Enterprise Financial Services Corp.	130,834	2,979,090
Farmers Capital Bank Corp.[a]	50,104	1,424,457
FCB Financial Holdings Inc. Class Aa,b	184,407	5,864,143
Fidelity Southern Corp.	109,568	1,910,866
Financial Institutions Inc.	92,999	2,310,095
First Bancorp Inc./ME	71,794	1,395,675
First BanCorp/Puerto Rico[a,b]	767,569	3,699,683
First Bancorp/Southern Pines NC	129,556	2,160,994

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

First Busey Corp.	474,708	$3,118,832
First Business Financial Services Inc.	27,857	1,305,936
First Citizens BancShares Inc./NC Class A	50,583	13,305,352
First Commonwealth Financial Corp.	583,880	5,599,409
First Community Bancshares Inc./VA	110,649	2,016,025
First Connecticut Bancorp Inc./Farmington CT	105,242	1,670,191
First Financial Bancorp	404,872	7,263,404
First Financial Bankshares Inc.	176,810	6,124,698
First Financial Corp./IN	72,532	2,593,744
First Interstate BancSystem Inc.	128,003	3,550,803
First Merchants Corp.	247,980	6,125,106
First Midwest Bancorp Inc./IL	511,712	9,707,177
First NBC Bank Holding Co.[a]	100,092	3,603,312
First of Long Island Corp. (The)	80,296	2,225,805
FirstMerit Corp.	1,088,097	22,665,061
Flushing Financial Corp.	193,033	4,055,623
FNB Corp./PA	1,146,571	16,418,897
Franklin Financial Network Inc.[a]	36,868	845,752
Fulton Financial Corp.	1,156,193	15,099,881
German American Bancorp Inc.	86,992	2,561,914
Glacier Bancorp Inc.	495,737	14,584,583
Great Southern Bancorp Inc.	68,813	2,899,780
Great Western Bancorp Inc.	272,708	6,574,990
Green Bancorp Inc.[a]	68,474	1,051,761
Guaranty Bancorp	97,262	1,605,796
Hampton Roads Bankshares Inc.[a,b]	205,760	427,981
Hancock Holding Co.	511,208	16,312,647
Hanmi Financial Corp.	209,596	5,206,365
Heartland Financial USA Inc.	117,609	4,377,407
Heritage Commerce Corp.	137,984	1,326,026
Heritage Financial Corp./WA	198,491	3,547,034
Heritage Oaks Bancorp	150,051	1,180,901
Hilltop Holdings Inc.[a]	321,388	7,742,237
Home BancShares Inc./AR	68,576	2,507,139
HomeTrust Bancshares Inc.[a,b]	132,815	2,225,979
Horizon Bancorp/IN	60,589	1,512,301
Hudson Valley Holding Corp.	95,766	2,701,559
IBERIABANK Corp.	249,943	17,053,611
Independent Bank Corp./MI	134,765	1,827,413
Independent Bank Corp./Rockland MA	171,621	8,047,309
Independent Bank Group Inc.[b]	64,224	2,755,210
International Bancshares Corp.	355,485	9,551,882
Investors Bancorp Inc.	2,285,222	28,108,231
Lakeland Bancorp Inc.	248,760	2,957,756
Lakeland Financial Corp.	109,019	4,728,154
LegacyTexas Financial Group Inc.	313,555	9,469,361
MainSource Financial Group Inc.	141,095	3,097,035
MB Financial Inc.	491,716	16,934,699
Mercantile Bank Corp.	110,878	2,373,898
Merchants Bancshares Inc./VT	32,653	1,079,835
Metro Bancorp Inc.	77,791	2,033,457
MidWestOne Financial Group Inc.	52,443	1,726,424
National Bank Holdings Corp. Class A	242,446	5,050,150
National Bankshares Inc.	45,624	1,334,958
National Commerce Corp.[a]	40,689	1,049,776
National Penn Bancshares Inc.	915,479	10,326,603
NBT Bancorp Inc.	289,119	7,566,244
NewBridge Bancorp	237,409	2,120,062
OFG Bancorp[b]	292,544	3,121,444
Old National Bancorp/IN	767,801	11,102,402
Old Second Bancorp Inc.[a]	153,921	1,015,879
Opus Bank	69,051	2,498,265
Pacific Continental Corp.	128,067	1,732,747

Security	Shares	Value

Pacific Premier Bancorp Inc.[a]	141,192	$2,394,616
Palmetto Bancshares Inc.	28,104	555,616
Park National Corp.	85,644	7,482,716
Park Sterling Corp.	295,343	2,126,470
Peapack Gladstone Financial Corp.	101,645	2,258,552
Penns Woods Bancorp Inc.	31,413	1,384,999
Peoples Bancorp Inc./OH	121,660	2,839,544
Peoples Financial Services Corp.	49,541	1,962,319
Pinnacle Financial Partners Inc.	218,038	11,854,726
Preferred Bank/Los Angeles CA	76,635	2,302,882
PrivateBancorp Inc.	514,793	20,499,057
Prosperity Bancshares Inc.	459,717	26,544,060
QCR Holdings Inc.	77,775	1,692,384
Renasant Corp.	207,583	6,767,206
Republic Bancorp Inc./KY Class A	65,203	1,675,717
S&T Bancorp Inc.	228,382	6,757,823
Sandy Spring Bancorp Inc.	161,934	4,530,913
Seacoast Banking Corp. of Florida[a]	157,837	2,493,825
ServisFirst Bancshares Inc.	146,915	5,519,597
Sierra Bancorp	77,491	1,341,369
Simmons First National Corp. Class A	196,646	9,179,435
South State Corp.	150,164	11,410,962
Southside Bancshares Inc.	166,241	4,859,224
Southwest Bancorp Inc.	124,911	2,324,594
Square 1 Financial Inc.[a]	73,805	2,018,567
State Bank Financial Corp.	234,568	5,090,126
Sterling Bancorp/DE	598,092	8,791,952
Stock Yards Bancorp Inc.	97,166	3,671,903
Stonegate Bank	73,881	2,192,049
Suffolk Bancorp	76,986	1,975,461
Sun Bancorp Inc./NJa	64,282	1,237,429
Susquehanna Bancshares Inc.	1,196,592	16,895,879
Talmer Bancorp Inc. Class A	360,657	6,041,005
Texas Capital Bancshares Inc.[a,b]	278,339	17,323,819
Tompkins Financial Corp.	98,265	5,278,796
TowneBank/Portsmouth VA	298,864	4,868,495
TriCo Bancshares	149,244	3,589,318
Tristate Capital Holdings Inc.[a,b]	139,620	1,805,287
Triumph Bancorp Inc.[a]	99,455	1,307,833
Trustmark Corp.	443,379	11,075,607
UMB Financial Corp.	258,408	14,734,424
Umpqua Holdings Corp.	1,445,073	25,996,863
Union Bankshares Corp.	296,096	6,881,271
United Bankshares Inc./WV	455,813	18,337,357
United Community Banks Inc./GA	329,758	6,882,049
Univest Corp. of Pennsylvania	130,350	2,653,926
Valley National Bancorp	1,526,108	15,734,174
Washington Trust Bancorp Inc.	97,281	3,840,654
Webster Financial Corp.	595,804	23,564,048
WesBanco Inc.	253,349	8,618,933
West Bancorp. Inc.	105,268	2,088,517
Westamerica Bancorp.[b]	167,710	8,494,512
Western Alliance Bancorp[a]	221,776	7,487,158
Wilshire Bancorp Inc.	463,200	5,850,216
Wintrust Financial Corp.	311,222	16,613,030
Yadkin Financial Corp.[a]	166,510	3,488,385

		993,385,564
BEVERAGES — 0.02%
Coca-Cola Bottling Co. Consolidated	2,823	426,471
Craft Brew Alliance Inc.[a,b]	46,851	518,172
National Beverage Corp.[a]	5,063	113,867

		1,058,510

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

BIOTECHNOLOGY — 0.59%
ACADIA Pharmaceuticals Inc.[a,b]	40,263	$1,686,214
Acorda Therapeutics Inc.[a]	25,447	848,148
Adamas Pharmaceuticals Inc.[a,b]	69,162	1,813,428
Agenus Inc.[a,b]	101,747	878,077
Akebia Therapeutics Inc.[a]	162,714	1,674,327
Array BioPharma Inc.[a,b]	170,355	1,228,260
Arrowhead Research Corp.[a]	179,584	1,284,026
BioCryst Pharmaceuticals Inc.[a,b]	92,820	1,385,803
Calithera Biosciences Inc.[a,b]	75,760	540,926
Celldex Therapeutics Inc.[a,b]	59,458	1,499,531
Cytokinetics Inc.[a]	109,971	739,005
Emergent BioSolutions Inc.[a,b]	58,558	1,929,486
Geron Corp.[a,b]	57,056	244,200
Idera Pharmaceuticals Inc.[a,b]	37,331	138,498
Ignyta Inc.[a]	50,538	762,618
Immunomedics Inc.[a,b]	51,639	209,654
Inovio Pharmaceuticals Inc.[a,b]	48,228	393,540
Lexicon Pharmaceuticals Inc.[a,b]	166,774	1,342,531
Loxo Oncology Inc.[a,b]	52,342	943,726
Merrimack Pharmaceuticals Inc.[a,b]	40,423	499,830
Navidea Biopharmaceuticals Inc.[a,b]	188,477	303,448
Ocata Therapeutics Inc.[a]	34,925	184,055
Osiris Therapeutics Inc.[a,b]	11,919	231,944
PDL BioPharma Inc.	1,082,416	6,959,935
Peregrine Pharmaceuticals Inc.[a,b]	87,228	114,269
Rigel Pharmaceuticals Inc.[a,b]	129,019	414,151
Spectrum Pharmaceuticals Inc.[a,b]	321,867	2,201,570
Stemline Therapeutics Inc.[a]	87,551	1,030,475
Threshold Pharmaceuticals Inc.[a,b]	20,652	83,434
Tokai Pharmaceuticals Inc.[a,b]	38,797	516,000
Vanda Pharmaceuticals Inc.[a]	57,017	723,546
Verastem Inc.[a,b]	185,200	1,396,408
Versartis Inc.[a]	137,071	2,086,221
XOMA Corp.[a,b]	101,702	394,604

		36,681,888
BUILDING PRODUCTS — 0.44%
Gibraltar Industries Inc.[a]	203,225	4,139,693
Griffon Corp.	170,592	2,715,825
Insteel Industries Inc.	10,220	191,114
Quanex Building Products Corp.	203,833	4,368,141
Simpson Manufacturing Co. Inc.	253,757	8,627,738
Universal Forest Products Inc.	132,048	6,870,458

		26,912,969
CAPITAL MARKETS — 1.39%
Arlington Asset Investment Corp. Class Ab	146,204	2,859,750
Calamos Asset Management Inc. Class A	114,980	1,408,505
CIFC Corp.	40,338	319,880
Cowen Group Inc. Class Aa,b	690,950	4,422,080
INTL FCStone Inc.[a]	73,037	2,427,750
Investment Technology Group Inc.	195,213	4,841,282
Janus Capital Group Inc.	882,674	15,111,379
KCG Holdings Inc. Class Aa,b	251,616	3,102,425
Ladenburg Thalmann Financial Services Inc.[a]	625,041	2,187,644
Moelis & Co. Class A	13,387	384,341

Security	Shares	Value

Oppenheimer Holdings Inc. Class A	68,002	$1,787,093
Piper Jaffray Companies[a]	104,858	4,576,003
RCS Capital Corp. Class A	326,805	2,503,326
Safeguard Scientifics Inc.[a,b]	135,908	2,644,770
Stifel Financial Corp.[a,b]	445,519	25,724,267
Virtus Investment Partners Inc.	42,004	5,555,029
Walter Investment Management Corp.[a,b]	247,654	5,663,847

		85,519,371
CHEMICALS — 1.61%
A Schulman Inc.	19,784	864,956
American Vanguard Corp.	167,998	2,318,372
Axiall Corp.	460,963	16,617,716
Calgon Carbon Corp.	188,005	3,643,537
Chase Corp.	5,056	200,976
Flotek Industries Inc.[a]	353,092	4,424,243
FutureFuel Corp.	162,090	2,086,098
Hawkins Inc.	56,992	2,301,907
Innophos Holdings Inc.	137,876	7,257,793
Innospec Inc.	159,866	7,200,365
Intrepid Potash Inc.[a,b]	368,622	4,401,347
Kraton Performance Polymers Inc.[a,b]	205,622	4,910,253
Kronos Worldwide Inc.	139,600	1,530,016
LSB Industries Inc.[a,b]	81,746	3,338,507
Minerals Technologies Inc.	14,141	963,426
Olin Corp.	103,262	2,782,911
OM Group Inc.	199,187	6,692,683
OMNOVA Solutions Inc.[a]	128,848	965,071
Quaker Chemical Corp.	25,119	2,231,572
Rayonier Advanced Materials Inc.	268,456	4,365,095
Sensient Technologies Corp.	108,884	7,441,133
Stepan Co.	64,558	3,493,233
Tredegar Corp.	128,431	2,839,609
Tronox Ltd. Class A	417,435	6,107,074
Valhi Inc.	66,154	374,432

		99,352,325
COMMERCIAL SERVICES & SUPPLIES — 2.09%
ABM Industries Inc.	367,498	12,079,659
ACCO Brands Corp.[a,b]	721,379	5,605,115
Brady Corp. Class A	313,548	7,757,177
Casella Waste Systems Inc. Class Aa	220,167	1,235,137
CECO Environmental Corp.	140,841	1,595,728
Civeo Corp.	711,845	2,185,364
Deluxe Corp.	148,106	9,182,572
Ennis Inc.	169,404	3,149,220
Essendant Inc.	251,495	9,871,179
G&K Services Inc. Class A	36,084	2,494,848
Heritage-Crystal Clean Inc.[a]	77,220	1,135,134
InnerWorkings Inc.[a,b]	147,179	981,684
Kimball International Inc. Class B	145,595	1,770,435
Matthews International Corp. Class A	205,321	10,910,758
McGrath RentCorp	171,627	5,222,610
Mobile Mini Inc.	272,230	11,444,549
MSA Safety Inc.	69,319	3,362,665
NL Industries Inc.[a]	48,305	357,940
Quad/Graphics Inc.	188,554	3,490,134
SP Plus Corp.[a]	7,065	184,467
Tetra Tech Inc.	395,498	10,140,569
TRC Companies Inc.[a]	114,851	1,165,738
UniFirst Corp./MA	97,523	10,907,948

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

Viad Corp.	131,639	$3,568,733
West Corp.	297,756	8,962,456

		128,761,819
COMMUNICATIONS EQUIPMENT — 1.02%
ADTRAN Inc.	351,442	5,710,933
Applied Optoelectronics Inc.[a]	19,551	339,405
Bel Fuse Inc. Class B	67,970	1,394,744
Black Box Corp.	100,833	2,016,660
Calix Inc.[a]	292,870	2,228,741
Comtech Telecommunications Corp.	105,828	3,074,303
Digi International Inc.[a]	161,836	1,545,534
EMCORE Corp.[a]	167,047	1,005,623
Extreme Networks Inc.[a]	612,596	1,647,883
Finisar Corp.[a,b]	679,656	12,145,453
Harmonic Inc.[a]	488,083	3,333,607
InterDigital Inc./PA	24,828	1,412,465
Ixia[a]	40,601	505,076
KVH Industries Inc.[a,b]	20,838	280,271
NETGEAR Inc.[a]	227,507	6,829,760
Novatel Wireless Inc.[a]	36,520	118,690
Oclaro Inc.[a,b]	632,316	1,429,034
Polycom Inc.[a,b]	889,363	10,174,313
ShoreTel Inc.[a]	336,545	2,281,775
Sonus Networks Inc.[a]	327,716	2,267,795
Ubiquiti Networks Inc.	13,232	422,299
ViaSat Inc.[a]	42,176	2,541,526

		62,705,890
CONSTRUCTION & ENGINEERING — 0.98%
Aegion Corp.[a]	240,664	4,558,176
Ameren Inc. Class Aa	131,677	1,007,329
Argan Inc.	9,943	401,001
Comfort Systems USA Inc.	14,684	336,998
EMCOR Group Inc.	411,441	19,654,536
Furmanite Corp.[a]	40,217	326,562
Granite Construction Inc.	258,224	9,169,534
Great Lakes Dredge & Dock Corp.[a]	361,549	2,154,832
HC2 Holdings Inc.[a]	52,487	469,759
MasTec Inc.[a]	439,920	8,741,210
MYR Group Inc.[a,b]	137,205	4,247,867
Northwest Pipe Co.[a,b]	62,711	1,277,423
Orion Marine Group Inc.[a,b]	183,480	1,324,726
Primoris Services Corp.	82,227	1,628,095
Tutor Perini Corp.[a,b]	246,312	5,315,413

		60,613,461
CONSTRUCTION MATERIALS — 0.01%
U.S. Lime & Minerals Inc.	12,439	722,955

		722,955
CONSUMER FINANCE — 0.49%
Cash America International Inc.	180,343	4,723,183
Encore Capital Group Inc.[a,b]	143,612	6,137,977
Enova International Inc.[a,b]	21,030	392,840
Ezcorp Inc. Class Aa,b	339,740	2,524,268
First Cash Financial Services Inc.[a]	14,777	673,684
Green Dot Corp. Class Aa,b	302,419	5,782,251
JG Wentworth Co. (The) Class Aa,b	97,589	897,819

Security	Shares	Value

Nelnet Inc. Class A	156,603	$6,782,476
Regional Management Corp.[a]	64,966	1,160,293
World Acceptance Corp.[a]	18,388	1,131,046

		30,205,837
CONTAINERS & PACKAGING — 0.28%
Berry Plastics Group Inc.[a]	315,989	10,238,044
Greif Inc. Class A	203,117	7,281,744

		17,519,788
DISTRIBUTORS — 0.11%
Core-Mark Holding Co. Inc.	73,037	4,327,442
Fenix Parts Inc.[a]	34,592	346,612
VOXX International Corp.[a]	122,233	1,012,089
Weyco Group Inc.	40,774	1,215,881

		6,902,024
DIVERSIFIED CONSUMER SERVICES — 1.06%
American Public Education Inc.[a,b]	113,499	2,919,194
Apollo Education Group Inc.[a]	616,323	7,938,240
Ascent Capital Group Inc. Class Aa,b	87,338	3,732,826
Bridgepoint Education Inc.[a]	109,595	1,047,728
Cambium Learning Group Inc.[a]	91,265	389,701
Career Education Corp.[a]	445,532	1,470,256
Carriage Services Inc.[b]	86,628	2,068,677
Chegg Inc.[a,b]	306,084	2,399,699
DeVry Education Group Inc.	416,798	12,495,604
Houghton Mifflin Harcourt Co.[a,b]	832,921	20,989,609
K12 Inc.[a]	223,389	2,825,871
Regis Corp.[a]	268,556	4,232,443
Strayer Education Inc.[a]	43,270	1,864,937
Universal Technical Institute Inc.	138,757	1,193,310
Weight Watchers International Inc.[a,b]	15,829	76,771

		65,644,866
DIVERSIFIED FINANCIAL SERVICES — 0.41%
FNFV Group[a]	522,202	8,031,467
GAIN Capital Holdings Inc.	182,280	1,742,597
Marlin Business Services Corp.	55,323	933,852
NewStar Financial Inc.[a,b]	158,541	1,743,951
PHH Corp.[a]	325,893	8,482,995
PICO Holdings Inc.[a]	150,994	2,222,632
Resource America Inc. Class A	88,872	747,413
Tiptree Financial Inc.	200,085	1,450,616

		25,355,523
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.77%
8x8 Inc.[a,b]	373,760	3,348,890
Atlantic Tele-Network Inc.	67,689	4,675,956
Cincinnati Bell Inc.[a]	1,382,613	5,281,582
Consolidated Communications Holdings Inc.	116,510	2,447,875
Globalstar Inc.[a,b]	3,141,790	6,629,177
Hawaiian Telcom Holdco Inc.[a,b]	70,596	1,842,556
IDT Corp. Class B	94,805	1,714,074
inContact Inc.[a,b]	34,652	342,015
Inteliquent Inc.	129,984	2,391,706
Intelsat SAa	131,096	1,300,472
Iridium Communications Inc.[a,b]	539,144	4,900,819

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

Lumos Networks Corp.	20,577	$304,334
ORBCOMM Inc.[a,b]	386,663	2,609,975
Pacific DataVision Inc.[a]	27,448	1,156,384
Premiere Global Services Inc.[a,b]	307,395	3,163,094
Vonage Holdings Corp.[a]	1,091,765	5,360,566
Windstream Holdings Inc.	41,813	266,767

		47,736,242
ELECTRIC UTILITIES — 2.21%
ALLETE Inc.	319,951	14,842,527
Cleco Corp.	396,949	21,375,704
El Paso Electric Co.	265,099	9,188,331
Empire District Electric Co. (The)	286,148	6,238,026
Genie Energy Ltd. Class B	65,381	684,539
IDACORP Inc.	330,436	18,550,677
MGE Energy Inc.	227,533	8,812,353
Otter Tail Corp.	246,006	6,543,760
PNM Resources Inc.	522,786	12,860,536
Portland General Electric Co.	514,198	17,050,806
Spark Energy Inc. Class A	2,467	38,880
UIL Holdings Corp.	371,588	17,026,162
Unitil Corp.	91,676	3,027,141

		136,239,442
ELECTRICAL EQUIPMENT — 0.56%
Encore Wire Corp.	30,749	1,361,873
EnerSys	213,303	14,993,068
Franklin Electric Co. Inc.	22,818	737,706
FuelCell Energy Inc.[a]	1,196,616	1,168,974
General Cable Corp.	27,285	538,333
GrafTech International Ltd.[a]	789,067	3,913,772
LSI Industries Inc.	142,042	1,326,672
Plug Power Inc.[a,b]	461,021	1,129,501
Powell Industries Inc.	59,746	2,101,267
PowerSecure International Inc.[a,b]	120,814	1,783,215
Preformed Line Products Co.	17,480	659,346
Thermon Group Holdings Inc.[a]	182,937	4,403,294
Vicor Corp.[a]	12,869	156,873

		34,273,894
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.11%
Agilysys Inc.[a,b]	95,986	881,151
Anixter International Inc.[a]	186,539	12,153,016
AVX Corp.	305,091	4,106,525
Benchmark Electronics Inc.[a]	343,900	7,490,142
Checkpoint Systems Inc.	276,103	2,810,729
Coherent Inc.[a,b]	142,802	9,065,071
Control4 Corp.[a]	139,424	1,239,479
CTS Corp.	217,878	4,198,509
Daktronics Inc.	200,449	2,377,325
DTS Inc./CAa,b	13,688	417,347
Electro Rent Corp.	107,491	1,167,352
Fabrinet[a,b]	232,504	4,354,800
FARO Technologies Inc.[a,b]	88,601	4,137,667
GSI Group Inc.[a,b]	227,443	3,418,468
II-VI Inc.[a]	344,169	6,532,328
Insight Enterprises Inc.[a]	254,403	7,609,194
Itron Inc.[a,b]	252,376	8,691,829
Kimball Electronics Inc.[a,b]	193,115	2,817,548
Knowles Corp.[a]	556,276	10,068,596

Security	Shares	Value

Littelfuse Inc.	20,160	$1,912,982
Mercury Systems Inc.[a]	224,434	3,285,714
Multi-Fineline Electronix Inc.[a]	59,657	1,304,102
Newport Corp.[a,b]	176,271	3,342,098
OSI Systems Inc.[a]	96,737	6,848,012
Park Electrochemical Corp.	133,818	2,563,953
PC Connection Inc.	71,637	1,772,299
Plexus Corp.[a]	137,179	6,019,415
Rofin-Sinar Technologies Inc.[a]	162,853	4,494,743
Rogers Corp.[a]	83,849	5,545,773
Sanmina Corp.[a]	542,288	10,932,526
ScanSource Inc.[a]	187,832	7,148,886
SYNNEX Corp.	188,119	13,768,430
Tech Data Corp.[a]	239,765	13,800,873
TTM Technologies Inc.[a]	387,428	3,870,406
Vishay Intertechnology Inc.	885,088	10,337,828
Vishay Precision Group Inc.[a]	82,686	1,245,251

		191,730,367
ENERGY EQUIPMENT & SERVICES — 2.50%
Atwood Oceanics Inc.	422,573	11,172,830
Basic Energy Services Inc.[a]	283,269	2,138,681
Bristow Group Inc.[b]	228,657	12,187,418
C&J Energy Services Ltd.[a]	371,980	4,910,136
CARBO Ceramics Inc.	129,373	5,385,798
Era Group Inc.[a]	135,102	2,766,889
Exterran Holdings Inc.	454,180	14,828,977
FMSA Holdings Inc.[a,b]	40,295	330,016
Forum Energy Technologies Inc.[a,b]	387,171	7,851,828
Geospace Technologies Corp.[a,b]	87,292	2,012,081
Gulfmark Offshore Inc. Class Ab	168,253	1,951,735
Helix Energy Solutions Group Inc.[a]	695,123	8,779,403
Hornbeck Offshore Services Inc.[a,b]	209,966	4,310,602
Independence Contract Drilling Inc.[a]	111,636	990,211
ION Geophysical Corp.[a]	765,130	818,689
Key Energy Services Inc.[a,b]	873,280	1,571,904
Matrix Service Co.[a]	176,658	3,229,308
McDermott International Inc.[a,b]	1,566,007	8,362,477
Natural Gas Services Group Inc.[a,b]	83,574	1,907,159
Newpark Resources Inc.[a,b]	552,014	4,487,874
Nordic American Offshore Ltd.[a]	127,313	1,036,328
North Atlantic Drilling Ltd.[b]	490,185	583,320
Oil States International Inc.[a]	337,416	12,561,998
Parker Drilling Co.[a,b]	802,576	2,664,552
PHI Inc.[a,b]	77,018	2,312,080
Pioneer Energy Services Corp.[a]	426,841	2,706,172
SEACOR Holdings Inc.[a,b]	119,773	8,496,697
Seventy Seven Energy Inc.[a]	373,700	1,603,173
Tesco Corp.[b]	257,880	2,810,892
TETRA Technologies Inc.[a]	522,684	3,334,724
Tidewater Inc.	310,194	7,050,710
Unit Corp.[a]	329,192	8,927,687

		154,082,349
FOOD & STAPLES RETAILING — 0.67%
Andersons Inc. (The)	185,300	7,226,700
Fairway Group Holdings Corp.[a]	96,336	342,956
Ingles Markets Inc. Class A	63,376	3,027,472
Smart & Final Stores Inc.[a]	160,754	2,872,674
SpartanNash Co.	246,850	8,032,499
SUPERVALU Inc.[a]	1,712,689	13,855,654

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

United Natural Foods Inc.[a]	26,362	$1,678,732
Village Super Market Inc. Class A	47,609	1,508,729
Weis Markets Inc.	72,308	3,047,782

		41,593,198
FOOD PRODUCTS — 1.87%
Alico Inc.	23,685	1,074,352
Arcadia Biosciences Inc.[a]	37,701	240,155
B&G Foods Inc.	19,764	563,867
Boulder Brands Inc.[a,b]	22,482	156,025
Darling Ingredients Inc.[a]	1,081,336	15,852,386
Dean Foods Co.	334,405	5,407,329
Diamond Foods Inc.[a]	9,920	311,290
Fresh Del Monte Produce Inc.[b]	218,721	8,455,754
John B Sanfilippo & Son Inc.	40,729	2,113,835
Lancaster Colony Corp.	42,295	3,842,501
Landec Corp.[a,b]	139,019	2,006,044
Omega Protein Corp.[a]	142,546	1,960,007
Post Holdings Inc.[a,b]	359,939	19,411,510
Sanderson Farms Inc.[b]	146,501	11,011,015
Seaboard Corp.[a,b]	1,566	5,636,034
Seneca Foods Corp. Class Aa,b	53,292	1,479,919
Snyder’s-Lance Inc.	320,570	10,344,794
Tootsie Roll Industries Inc.[b]	79,550	2,570,260
TreeHouse Foods Inc.[a,b]	280,806	22,753,710

		115,190,787
GAS UTILITIES — 1.97%
Chesapeake Utilities Corp.	99,945	5,382,038
Laclede Group Inc. (The)	284,314	14,801,387
New Jersey Resources Corp.	561,682	15,474,339
Northwest Natural Gas Co.	179,385	7,566,459
ONE Gas Inc.	345,178	14,690,776
Piedmont Natural Gas Co. Inc.	517,035	18,256,506
South Jersey Industries Inc.	449,078	11,105,699
Southwest Gas Corp.	307,439	16,358,829
WGL Holdings Inc.	326,391	17,719,768

		121,355,801
HEALTH CARE EQUIPMENT & SUPPLIES — 1.55%
Analogic Corp.	74,258	5,858,956
AngioDynamics Inc.[a,b]	165,537	2,714,807
Anika Therapeutics Inc.[a]	21,658	715,364
AtriCure Inc.[a,b]	45,809	1,128,734
Cardiovascular Systems Inc.[a]	11,465	303,249
Cerus Corp.[a]	100,460	521,388
CONMED Corp.	181,142	10,555,144
CryoLife Inc.	167,333	1,887,516
Cutera Inc.[a]	32,507	503,208
Cynosure Inc. Class Aa,b	11,930	460,260
Entellus Medical Inc.[a,b]	5,406	139,853
Exactech Inc.[a]	65,603	1,366,511
Greatbatch Inc.[a,b]	167,461	9,029,497
Haemonetics Corp.[a,b]	177,059	7,323,160
Halyard Health Inc.[a]	304,340	12,325,770
ICU Medical Inc.[a,b]	33,100	3,166,346
Integra LifeSciences Holdings Corp.[a,b]	93,817	6,320,451
Invacare Corp.	212,446	4,595,207
LeMaitre Vascular Inc.	52,103	628,362
Meridian Bioscience Inc.	45,442	847,039

Security	Shares	Value

Merit Medical Systems Inc.[a]	288,978	$6,224,586
OraSure Technologies Inc.[a,b]	341,037	1,838,190
Orthofix International NVa	123,172	4,079,457
Oxford Immunotec Global PLC[a]	8,611	119,262
Quidel Corp.[a]	112,714	2,586,786
Rockwell Medical Inc.[a,b]	34,652	558,590
RTI Surgical Inc.[a]	65,132	420,753
SurModics Inc.[a,b]	68,915	1,613,989
Tornier NVa,b	107,057	2,675,355
TransEnterix Inc.[a,b]	211,494	634,482
Unilife Corp.[a,b]	125,402	269,614
Wright Medical Group Inc.[a,b]	168,669	4,429,248

		95,841,134
HEALTH CARE PROVIDERS & SERVICES — 1.60%
Aceto Corp.	24,448	602,154
Addus HomeCare Corp.[a]	37,867	1,054,975
Alliance HealthCare Services Inc.[a,b]	21,656	404,751
Almost Family Inc.[a,b]	47,158	1,882,076
Amedisys Inc.[a,b]	37,957	1,508,032
AmSurg Corp.[a,b]	239,873	16,779,116
BioScrip Inc.[a,b]	439,023	1,593,654
Cross Country Healthcare Inc.[a,b]	80,418	1,019,700
Ensign Group Inc. (The)	11,962	610,780
Five Star Quality Care Inc.[a]	283,554	1,361,059
Genesis Healthcare Inc.[a]	126,201	832,927
Hanger Inc.[a,b]	231,610	5,428,938
Healthways Inc.[a,b]	205,783	2,465,280
IPC Healthcare Inc.[a]	45,177	2,502,354
Kindred Healthcare Inc.	545,535	11,068,905
LHC Group Inc.[a]	80,085	3,063,251
Magellan Health Inc.[a,b]	179,340	12,566,354
National Healthcare Corp.	66,167	4,300,193
National Research Corp. Class A	8,777	124,721
Owens & Minor Inc.[b]	414,145	14,080,930
PharMerica Corp.[a]	199,449	6,641,652
Select Medical Holdings Corp.	44,279	717,320
Surgical Care Affiliates Inc.[a,b]	8,140	312,413
Triple-S Management Corp. Class Ba,b	158,528	4,067,828
Trupanion Inc.[a,b]	16,071	132,425
Universal American Corp./NYa	329,515	3,334,692

		98,456,480
HEALTH CARE TECHNOLOGY — 0.02%
MedAssets Inc.[a,b]	21,767	480,180
Vocera Communications Inc.[a]	60,747	695,553

		1,175,733
HOTELS, RESTAURANTS & LEISURE — 1.13%
Belmond Ltd.[a,b]	635,818	7,941,367
Biglari Holdings Inc.[a,b]	10,882	4,502,428
Bob Evans Farms Inc./DE	143,224	7,311,585
Bravo Brio Restaurant Group Inc.[a]	7,846	106,313
Caesars Acquisition Co. Class Aa,b	303,432	2,087,612
Caesars Entertainment Corp.[a,b]	367,754	2,250,654
Carrols Restaurant Group Inc.[a,b]	34,723	361,119
Cracker Barrel Old Country Store Inc.	7,942	1,184,629
Del Frisco’s Restaurant Group Inc.[a]	146,073	2,721,340
Denny’s Corp.[a]	169,429	1,967,071
DineEquity Inc.	7,451	738,320

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

Eldorado Resorts Inc.[a]	98,716	$771,959
Empire Resorts Inc.[a,b]	5,802	29,532
International Speedway Corp. Class A	183,155	6,716,294
Intrawest Resorts Holdings Inc.[a]	120,529	1,400,547
Isle of Capri Casinos Inc.[a,b]	7,393	134,183
Kona Grill Inc.[a]	28,643	555,961
Marcus Corp. (The)	120,514	2,311,459
Marriott Vacations Worldwide Corp.	73,108	6,707,659
Monarch Casino & Resort Inc.[a]	63,062	1,296,555
Morgans Hotel Group Co.[a]	118,687	799,950
Noodles & Co.[a]	26,574	387,980
Penn National Gaming Inc.[a,b]	487,686	8,949,038
Ruby Tuesday Inc.[a,b]	407,422	2,554,536
Ruth’s Hospitality Group Inc.	76,992	1,241,111
Shake Shack Inc. Class Aa,b	5,087	306,593
Sonic Corp.	95,229	2,742,595
Speedway Motorsports Inc.	76,801	1,739,543

		69,817,933
HOUSEHOLD DURABLES — 1.94%
Bassett Furniture Industries Inc.	36,477	1,036,312
Beazer Homes USA Inc.[a,b]	181,403	3,618,990
Cavco Industries Inc.[a]	13,015	981,852
Century Communities Inc.[a]	93,309	1,878,310
CSS Industries Inc.	61,337	1,855,444
Ethan Allen Interiors Inc.	166,918	4,396,620
Flexsteel Industries Inc.	39,110	1,685,250
Green Brick Partners Inc.[a]	96,651	1,058,328
Helen of Troy Ltd.[a,b]	110,527	10,775,277
Hooker Furniture Corp.	67,045	1,683,500
Hovnanian Enterprises Inc. Class Aa,b	783,131	2,083,128
iRobot Corp.[a]	159,570	5,087,092
KB Home	537,710	8,925,986
La-Z-Boy Inc.	207,571	5,467,420
LGI Homes Inc.[a,b]	68,692	1,358,728
Libbey Inc.	9,558	395,032
Lifetime Brands Inc.	69,003	1,019,174
M/I Homes Inc.[a,b]	132,291	3,263,619
MDC Holdings Inc.	166,681	4,995,430
Meritage Homes Corp.[a,b]	242,830	11,434,865
NACCO Industries Inc. Class A	27,158	1,650,120
New Home Co. Inc. (The)[a,b]	47,369	816,168
Ryland Group Inc. (The)	199,916	9,270,105
Skullcandy Inc.[a]	95,926	735,752
Standard Pacific Corp.[a,b]	960,164	8,555,061
Taylor Morrison Home Corp. Class Aa	214,566	4,368,564
TRI Pointe Homes Inc.[a]	997,515	15,261,980
Universal Electronics Inc.[a]	17,685	881,420
WCI Communities Inc.[a]	102,335	2,495,951
William Lyon Homes Class Aa	108,794	2,792,742
ZAGG Inc.[a]	13,736	108,789

		119,937,009
HOUSEHOLD PRODUCTS — 0.14%
Central Garden & Pet Co. Class Aa	245,386	2,799,854
HRG Group Inc.[a]	285,937	3,717,181
Oil-Dri Corp. of America	33,026	1,003,330
Orchids Paper Products Co.	45,030	1,083,872

		8,604,237

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.17%
Abengoa Yield PLC	320,617	$10,041,724
Atlantic Power Corp.	800,013	2,464,040
Dynegy Inc.[a]	841,069	24,601,268
NRG Yield Inc. Class Ab	227,555	5,003,935
NRG Yield Inc. Class Cb	228,055	4,992,124
Ormat Technologies Inc.	143,481	5,406,364
Pattern Energy Group Inc.	337,821	9,587,360
Talen Energy Corp.[a]	545,300	9,357,348
Vivint Solar Inc.[a,b]	51,541	627,254

		72,081,417
INDUSTRIAL CONGLOMERATES — 0.07%
Raven Industries Inc.	219,016	4,452,595

		4,452,595
INSURANCE — 4.45%
Ambac Financial Group Inc.[a]	256,081	4,261,188
American Equity Investment Life Holding Co.	505,750	13,645,135
AMERISAFE Inc.	124,565	5,862,029
Argo Group International Holdings Ltd.	183,346	10,212,372
Atlas Financial Holdings Inc.[a,b]	38,229	758,081
Baldwin & Lyons Inc. Class B	61,663	1,419,482
Citizens Inc./TXa,b	325,334	2,426,992
CNO Financial Group Inc.	1,292,550	23,718,293
Crawford & Co. Class B	130,271	1,098,185
Donegal Group Inc. Class A	57,600	877,248
EMC Insurance Group Inc.	53,478	1,340,693
Employers Holdings Inc.	82,903	1,888,530
Enstar Group Ltd.[a]	59,638	9,240,908
FBL Financial Group Inc. Class A	63,107	3,642,536
Federated National Holding Co.	94,057	2,276,179
Fidelity & Guaranty Life	73,880	1,745,784
First American Financial Corp.	711,436	26,472,534
Global Indemnity PLC[a]	54,500	1,530,360
Greenlight Capital Re Ltd. Class Aa,b	189,832	5,537,399
Hallmark Financial Services Inc.[a,b]	92,788	1,055,927
HCI Group Inc.	49,845	2,203,647
Heritage Insurance Holdings Inc.[a]	60,764	1,396,964
Horace Mann Educators Corp.	270,013	9,823,073
Independence Holding Co.	46,276	610,380
Infinity Property & Casualty Corp.	75,248	5,706,808
James River Group Holdings Ltd.	73,186	1,893,322
Kansas City Life Insurance Co.	24,218	1,107,005
Kemper Corp.	285,457	11,004,367
Maiden Holdings Ltd.	292,129	4,609,796
MBIA Inc.[a]	1,019,441	6,126,840
Meadowbrook Insurance Group Inc.	330,181	2,839,557
Montpelier Re Holdings Ltd.	237,405	9,377,498
National General Holdings Corp.	209,718	4,368,426
National Interstate Corp.	36,090	985,979
National Western Life Insurance Co. Class A	14,627	3,503,020
Navigators Group Inc. (The)[a]	69,631	5,400,580
OneBeacon Insurance Group Ltd. Class A	149,058	2,162,832
Primerica Inc.[b]	337,049	15,399,769
RLI Corp.	283,458	14,566,907
Safety Insurance Group Inc.	99,466	5,740,183
Selective Insurance Group Inc.	373,766	10,484,136
State Auto Financial Corp.	98,367	2,355,890
State National Companies Inc.	191,357	2,072,396

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

Stewart Information Services Corp.	150,605	$5,994,079
Symetra Financial Corp.	492,901	11,913,417
Third Point Reinsurance Ltd.[a]	517,549	7,633,848
United Fire Group Inc.	132,885	4,353,313
United Insurance Holdings Corp.	114,092	1,772,990

		274,416,877
INTERNET & CATALOG RETAIL — 0.40%
EVINE Live Inc.[a]	336,120	904,163
FTD Companies Inc.[a,b]	120,526	3,397,628
Lands’ End Inc.[a,b]	89,031	2,210,640
Liberty TripAdvisor Holdings Inc. Class Aa	346,607	11,167,677
Shutterfly Inc.[a,b]	89,779	4,292,334
Travelport Worldwide Ltd.[b]	204,072	2,812,112

		24,784,554
INTERNET SOFTWARE & SERVICES — 0.91%
Actua Corp.[a,b]	266,416	3,799,092
Amber Road Inc.[a,b]	5,499	38,603
Bankrate Inc.[a,b]	435,082	4,564,010
Bazaarvoice Inc.[a,b]	222,987	1,313,393
Blucora Inc.[a,b]	268,511	4,336,453
Brightcove Inc.[a]	16,723	114,720
Care.com Inc.[a]	113,096	669,528
Dealertrack Technologies Inc.[a]	247,035	15,511,328
DHI Group Inc.[a]	185,482	1,648,935
Everyday Health Inc.[a,b]	14,063	179,725
IntraLinks Holdings Inc.[a]	121,307	1,444,766
Limelight Networks Inc.[a]	399,428	1,573,746
Liquidity Services Inc.[a]	158,093	1,522,436
Marchex Inc. Class B	218,739	1,082,758
Marin Software Inc.[a]	174,624	1,176,966
Millennial Media Inc.[a,b]	797,808	1,292,449
Monster Worldwide Inc.[a,b]	597,286	3,906,251
QuinStreet Inc.[a]	233,514	1,506,165
RealNetworks Inc.[a,b]	152,195	823,375
Reis Inc.	20,026	444,177
RetailMeNot Inc.[a]	239,166	4,264,330
Rocket Fuel Inc.[a]	176,200	1,444,840
SciQuest Inc.[a]	79,111	1,171,634
TechTarget Inc.[a,b]	92,130	822,721
United Online Inc.[a]	97,978	1,535,315

		56,187,716
IT SERVICES — 1.10%
6D Global Technologies Inc.	70,655	462,084
Acxiom Corp.[a,b]	513,073	9,019,823
CACI International Inc. Class Aa	158,681	12,835,706
Cass Information Systems Inc.	33,297	1,871,957
CIBER Inc.[a]	517,425	1,785,116
Convergys Corp.	648,655	16,534,216
Datalink Corp.[a]	126,106	1,127,388
ExlService Holdings Inc.[a]	15,943	551,309
Global Cash Access Holdings Inc.[a,b]	431,851	3,342,527
ManTech International Corp./VA Class A	159,033	4,611,957
ModusLink Global Solutions Inc.[a]	241,311	820,457
MoneyGram International Inc.[a,b]	192,024	1,764,701
NeuStar Inc. Class Aa	28,096	820,684
Perficient Inc.[a,b]	75,338	1,449,503
PFSweb Inc.[a]	7,261	100,638

Security	Shares	Value

ServiceSource International Inc.[a,b]	160,406	$877,421
Sykes Enterprises Inc.[a]	254,149	6,163,113
TeleTech Holdings Inc.	48,250	1,306,610
Unisys Corp.[a,b]	120,891	2,416,611

		67,861,821
LEISURE PRODUCTS — 0.25%
Arctic Cat Inc.	52,449	1,741,831
Black Diamond Inc.[a,b]	141,307	1,305,677
Callaway Golf Co.	512,313	4,580,078
Escalade Inc.	49,733	914,590
JAKKS Pacific Inc.[a,b]	112,942	1,116,996
Johnson Outdoors Inc. Class A	32,305	760,783
Performance Sports Group Ltd.[a]	278,387	5,010,966

		15,430,921
LIFE SCIENCES TOOLS & SERVICES — 0.16%
Affymetrix Inc.[a,b]	364,903	3,984,741
Harvard Bioscience Inc.[a]	224,231	1,278,116
Luminex Corp.[a]	264,600	4,566,996

		9,829,853
MACHINERY — 2.44%
Accuride Corp.[a,b]	21,558	82,998
Actuant Corp. Class A	390,898	9,025,835
Alamo Group Inc.	63,970	3,495,321
Albany International Corp. Class A	160,342	6,381,612
Altra Industrial Motion Corp.	35,378	961,574
American Railcar Industries Inc.	46,474	2,260,495
Astec Industries Inc.	124,393	5,202,115
Barnes Group Inc.	359,568	14,019,556
Briggs & Stratton Corp.	292,723	5,637,845
Chart Industries Inc.[a]	201,439	7,201,444
CIRCOR International Inc.	113,002	6,161,999
CLARCOR Inc.	18,780	1,168,867
Columbus McKinnon Corp./NY	132,729	3,318,225
Douglas Dynamics Inc.	112,127	2,408,488
EnPro Industries Inc.	60,633	3,469,420
ESCO Technologies Inc.	171,250	6,406,463
ExOne Co. (The)[a]	70,755	785,381
Federal Signal Corp.	410,362	6,118,497
FreightCar America Inc.	40,998	856,038
Global Brass & Copper Holdings Inc.	16,772	285,292
Gorman-Rupp Co. (The)	97,182	2,728,871
Graham Corp.	67,713	1,387,439
Hurco Companies Inc.	42,896	1,485,060
Hyster-Yale Materials Handling Inc.	44,976	3,115,937
Kadant Inc.	60,321	2,847,151
LB Foster Co. Class A	68,181	2,359,744
Lindsay Corp.[b]	11,559	1,016,152
Lydall Inc.[a,b]	75,348	2,227,287
Meritor Inc.[a]	282,614	3,707,896
Miller Industries Inc./TN	68,967	1,375,892
Mueller Industries Inc.	121,505	4,218,654
Navistar International Corp.[a]	316,691	7,166,717
Standex International Corp.	22,288	1,781,480
Tennant Co.	8,703	568,654
Titan International Inc.	266,249	2,859,514
TriMas Corp.[a,b]	277,295	8,207,932
Twin Disc Inc.	56,246	1,048,425

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

Watts Water Technologies Inc. Class A	184,893	$9,586,702
Woodward Inc.	132,904	7,308,391

		150,245,363
MARINE — 0.14%
Eagle Bulk Shipping Inc.[a]	149,417	1,041,437
Golden Ocean Group Ltd.[b]	438,606	1,688,633
Matson Inc.	23,681	995,549
Navios Maritime Holdings Inc.	534,090	1,986,815
Safe Bulkers Inc.	248,741	800,946
Scorpio Bulkers Inc.[a,b]	1,198,998	1,954,367
Ultrapetrol Bahamas Ltd.[a,b]	151,642	171,355

		8,639,102
MEDIA — 1.88%
AMC Entertainment Holdings Inc. Class A	129,185	3,963,396
Carmike Cinemas Inc.[a]	153,283	4,068,131
Central European Media Enterprises Ltd. Class Aa,b	131,071	285,735
Crown Media Holdings Inc. Class Aa	43,038	194,532
Cumulus Media Inc. Class Aa,b	947,582	1,923,591
Daily Journal Corp.[a,b]	7,105	1,396,204
DreamWorks Animation SKG Inc. Class Aa	496,827	13,106,296
Entercom Communications Corp. Class Aa,b	166,713	1,903,862
Entravision Communications Corp. Class A	22,037	181,365
Eros International PLC[a,b]	186,684	4,689,502
EW Scripps Co. (The) Class A	139,710	3,192,373
Harte-Hanks Inc.	316,557	1,886,680
Hemisphere Media Group Inc.[a,b]	59,036	702,528
Journal Media Group Inc.[b]	153,957	1,276,304
Martha Stewart Living Omnimedia Inc. Class Aa,b	41,196	257,063
MDC Partners Inc. Class A	205,884	4,055,915
Media General Inc.[a,b]	626,200	10,344,824
Meredith Corp.	241,156	12,576,285
National CineMedia Inc.	303,381	4,841,961
New Media Investment Group Inc.	293,183	5,256,771
New York Times Co. (The) Class A	722,017	9,855,532
Reading International Inc. Class Aa,b	84,372	1,168,552
Rentrak Corp.[a,b]	7,264	507,027
Saga Communications Inc. Class A	24,505	927,514
Scholastic Corp.	175,020	7,723,633
SFX Entertainment Inc.[a,b]	165,525	743,207
Sizmek Inc.[a]	141,249	1,002,868
Time Inc.	718,816	16,539,956
Townsquare Media Inc. Class Aa,b	46,789	635,395
Tribune Publishing Co.	58,259	905,345

		116,112,347
METALS & MINING — 1.64%
AK Steel Holding Corp.[a,b]	1,166,968	4,516,166
Carpenter Technology Corp.	329,742	12,754,421
Century Aluminum Co.[a,b]	303,413	3,164,598
Cliffs Natural Resources Inc.	1,011,316	4,378,998
Coeur Mining Inc.[a,b]	896,715	5,120,243
Commercial Metals Co.	759,558	12,213,693
Gerber Scientific Inc. Escrow[a]	173,399	1,734
Handy & Harman Ltd.[a]	14,627	506,825
Haynes International Inc.	76,379	3,767,012
Hecla Mining Co.	2,430,686	6,392,704
Horsehead Holding Corp.[a,b]	373,846	4,381,475
Kaiser Aluminum Corp.[b]	74,986	6,229,837

Security	Shares	Value

Materion Corp.	132,923	$4,685,536
Olympic Steel Inc.	46,729	814,954
Real Industry Inc.[a]	59,927	680,171
RTI International Metals Inc.[a]	187,193	5,900,323
Ryerson Holding Corp.[a]	63,429	577,204
Schnitzer Steel Industries Inc. Class A	173,806	3,036,391
Stillwater Mining Co.[a,b]	540,186	6,260,756
SunCoke Energy Inc.	122,438	1,591,694
TimkenSteel Corp.	260,448	7,029,491
Worthington Industries Inc.	243,611	7,322,947

		101,327,173
MULTI-UTILITIES — 0.65%
Avista Corp.	408,726	12,527,452
Black Hills Corp.	294,173	12,840,651
NorthWestern Corp.	308,730	15,050,588

		40,418,691
MULTILINE RETAIL — 0.13%
Burlington Stores Inc.[a]	51,958	2,660,249
Fred’s Inc. Class A	243,878	4,704,407
Tuesday Morning Corp.[a,b]	51,483	579,956

		7,944,612
OIL, GAS & CONSUMABLE FUELS — 3.74%
Abraxas Petroleum Corp.[a]	624,411	1,842,012
Adams Resources & Energy Inc.	14,339	639,519
Alon USA Energy Inc.	206,335	3,899,732
Approach Resources Inc.[a,b]	240,884	1,650,055
Ardmore Shipping Corp.	117,671	1,424,996
Bill Barrett Corp.[a,b]	328,398	2,820,939
Bonanza Creek Energy Inc.[a]	323,884	5,910,883
Callon Petroleum Co.[a,b]	432,318	3,596,886
Carrizo Oil & Gas Inc.[a]	318,922	15,703,719
Clayton Williams Energy Inc.[a]	39,055	2,567,866
Clean Energy Fuels Corp.[a,b]	471,045	2,647,273
Cloud Peak Energy Inc.[a,b]	400,579	1,866,698
Contango Oil & Gas Co.[a]	114,304	1,402,510
Delek U.S. Holdings Inc.	168,279	6,196,033
DHT Holdings Inc.	609,414	4,735,147
Dorian LPG Ltd.[a,b]	165,980	2,768,546
Earthstone Energy Inc.[a]	9,841	192,195
Eclipse Resources Corp.[a,b]	319,812	1,682,211
Energy Fuels Inc./Canada[a]	131,335	584,441
Energy XXI Ltd.[b]	619,785	1,630,035
Erin Energy Corp.	84,373	329,898
EXCO Resources Inc.[b]	1,054,690	1,244,534
Frontline Ltd./Bermuda[a,b]	718,317	1,752,694
GasLog Ltd.[b]	274,372	5,473,721
Gastar Exploration Inc.[a]	540,111	1,668,943
Green Plains Inc.	247,575	6,820,691
Halcon Resources Corp.[a,b]	2,429,923	2,818,711
Hallador Energy Co.	53,107	442,912
Jones Energy Inc. Class Aa	192,730	1,744,207
Matador Resources Co.[a,b]	194,465	4,861,625
Navios Maritime Acquisition Corp.	538,333	1,932,615
Nordic American Tankers Ltd.[b]	585,330	8,329,246
Northern Oil and Gas Inc.[a,b]	404,381	2,737,659
Oasis Petroleum Inc.[a]	910,699	14,434,579
Pacific Ethanol Inc.[a,b]	165,736	1,710,396

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

Panhandle Oil and Gas Inc. Class A	59,070	$1,222,158
Par Petroleum Corp.[a]	10,830	202,738
Parsley Energy Inc. Class Aa	355,423	6,191,469
PDC Energy Inc.[a,b]	262,702	14,091,335
Peabody Energy Corp.	1,833,313	4,014,955
Penn Virginia Corp.[a,b]	477,569	2,091,752
PetroCorp Inc. Escrow[a]	19,086	—
Renewable Energy Group Inc.[a,b]	290,487	3,358,030
REX American Resources Corp.[a,b]	43,781	2,786,223
Rex Energy Corp.[a]	320,493	1,791,556
Ring Energy Inc.[a]	138,151	1,545,910
Rosetta Resources Inc.[a]	494,883	11,451,593
RSP Permian Inc.[a,b]	357,603	10,052,220
Sanchez Energy Corp.[a,b]	348,481	3,415,114
SandRidge Energy Inc.[a]	2,866,487	2,513,909
Scorpio Tankers Inc.	1,173,690	11,842,532
Ship Finance International Ltd.[b]	389,153	6,350,977
Stone Energy Corp.[a,b]	375,345	4,725,594
Synergy Resources Corp.[a]	605,486	6,920,705
Teekay Tankers Ltd. Class Ab	555,439	3,671,452
TransAtlantic Petroleum Ltd.[a]	174,202	890,172
Triangle Petroleum Corp.[a,b]	310,884	1,560,638
Ultra Petroleum Corp.[a]	512,373	6,414,910
W&T Offshore Inc.[b]	234,107	1,282,906
Westmoreland Coal Co.[a,b]	118,678	2,466,129

		230,919,104
PAPER & FOREST PRODUCTS — 0.30%
Boise Cascade Co.[a]	42,671	1,565,172
Louisiana-Pacific Corp.[a]	74,800	1,273,844
Neenah Paper Inc.	49,720	2,931,491
PH Glatfelter Co.	285,346	6,274,759
Schweitzer-Mauduit International Inc.	164,611	6,564,687
Wausau Paper Corp.	21,390	196,360

		18,806,313
PERSONAL PRODUCTS — 0.15%
Elizabeth Arden Inc.[a,b]	171,352	2,443,480
Inter Parfums Inc.	65,836	2,233,815
Nature’s Sunshine Products Inc.	69,433	954,704
Nutraceutical International Corp.[a]	55,031	1,361,467
Revlon Inc. Class Aa	55,031	2,020,188
Synutra International Inc.[a,b]	13,763	98,405

		9,112,059
PHARMACEUTICALS — 0.31%
Amphastar Pharmaceuticals Inc.[a,b]	71,663	1,259,836
Aratana Therapeutics Inc.[a]	20,162	304,849
Assembly Biosciences Inc.[a]	7,353	141,619
Dermira Inc.[a,b]	55,918	981,361
Endocyte Inc.[a]	250,992	1,302,648
Medicines Co. (The)[a]	390,070	11,159,903
Omeros Corp.[a,b]	16,639	299,336
Theravance Biopharma Inc.[a,b]	169,176	2,202,671
Theravance Inc.[b]	73,402	1,326,374

		18,978,597
PROFESSIONAL SERVICES — 1.06%
Acacia Research Corp.	335,056	2,938,441

Security	Shares	Value

CBIZ Inc.[a,b]	327,456	$3,156,676
CDI Corp.	93,728	1,218,464
CRA International Inc.[a]	60,148	1,676,325
Exponent Inc.	9,109	407,901
Franklin Covey Co.[a]	73,419	1,489,671
FTI Consulting Inc.[a,b]	250,626	10,335,816
Heidrick & Struggles International Inc.	114,099	2,975,702
Hill International Inc.[a]	244,775	1,287,516
Huron Consulting Group Inc.[a,b]	133,460	9,354,211
ICF International Inc.[a,b]	128,150	4,467,309
Kelly Services Inc. Class A	193,482	2,969,949
Korn/Ferry International	150,208	5,222,732
Mistras Group Inc.[a]	49,464	938,827
Navigant Consulting Inc.[a]	316,608	4,707,961
Pendrell Corp.[a]	1,091,068	1,494,763
Resources Connection Inc.	200,976	3,233,704
RPX Corp.[a,b]	310,973	5,255,444
TriNet Group Inc.[a]	21,611	547,839
Volt Information Sciences Inc.[a]	25,549	248,081
VSE Corp.	27,317	1,461,733

		65,389,065
REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.60%
Acadia Realty Trust[b]	451,449	13,141,680
AG Mortgage Investment Trust Inc.[b]	186,324	3,219,679
Agree Realty Corp.	115,518	3,369,660
Alexander’s Inc.	1,018	417,380
Altisource Residential Corp.[b]	375,428	6,325,962
American Assets Trust Inc.	26,136	1,024,793
American Capital Mortgage Investment Corp.	335,854	5,370,305
American Residential Properties Inc.[a]	211,315	3,909,327
Anworth Mortgage Asset Corp.[b]	687,908	3,391,386
Apollo Commercial Real Estate Finance Inc.	383,485	6,300,659
Apollo Residential Mortgage Inc.	210,657	3,094,551
Ares Commercial Real Estate Corp.[b]	177,953	2,026,885
Armada Hoffler Properties Inc.[b]	167,353	1,671,856
ARMOUR Residential REIT Inc.[b]	2,312,741	6,498,802
Ashford Hospitality Prime Inc.[b]	157,825	2,370,531
Ashford Hospitality Trust Inc.	547,458	4,631,495
Associated Estates Realty Corp.	379,939	10,877,654
Bluerock Residential Growth REIT Inc.	125,649	1,590,716
Campus Crest Communities Inc.[b]	424,381	2,351,071
Capstead Mortgage Corp.[b]	628,846	6,980,191
CatchMark Timber Trust Inc. Class Ab	261,687	3,027,719
Cedar Realty Trust Inc.	558,027	3,571,373
Chambers Street Properties[b]	1,554,581	12,358,919
Chatham Lodging Trust	251,367	6,653,684
Chesapeake Lodging Trust	391,517	11,933,438
Colony Capital Inc.[b]	733,123	16,605,236
CorEnergy Infrastructure Trust Inc.[b]	306,007	1,933,964
Cousins Properties Inc.	1,421,613	14,756,343
CubeSmart[b]	235,820	5,461,591
CyrusOne Inc.	29,029	854,904
CYS Investments Inc.[b]	1,037,891	8,022,897
DCT Industrial Trust Inc.[b]	582,257	18,306,160
DiamondRock Hospitality Co.[b]	1,317,323	16,874,908
DuPont Fabros Technology Inc.[b]	268,550	7,908,797
Dynex Capital Inc.	359,677	2,740,739
EastGroup Properties Inc.[b]	169,036	9,504,894
Education Realty Trust Inc.[b]	317,344	9,951,908
EPR Properties[b]	375,319	20,559,975
Equity One Inc.	439,979	10,269,110

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

Excel Trust Inc.[b]	322,922	$5,092,480
FelCor Lodging Trust Inc.	940,349	9,290,648
First Industrial Realty Trust Inc.	726,746	13,611,953
First Potomac Realty Trust[b]	385,453	3,970,166
Franklin Street Properties Corp.	590,264	6,675,886
GEO Group Inc. (The)	489,986	16,737,922
Getty Realty Corp.	167,716	2,743,834
Gladstone Commercial Corp.	136,049	2,252,971
Government Properties Income Trust[b]	449,865	8,344,996
Gramercy Property Trust Inc.[b]	375,951	8,785,975
Great Ajax Corp.	30,149	427,513
Hannon Armstrong Sustainable Infrastructure Capital Inc.	213,463	4,279,933
Hatteras Financial Corp.	635,262	10,354,771
Healthcare Realty Trust Inc.	658,910	15,326,247
Hersha Hospitality Trust[b]	322,111	8,258,932
Highwoods Properties Inc.[b]	617,281	24,660,376
Hudson Pacific Properties Inc.	488,600	13,861,582
Independence Realty Trust Inc.	163,864	1,233,896
InfraREIT Inc.[a,b]	144,520	4,098,587
Inland Real Estate Corp.[b]	391,320	3,686,234
Invesco Mortgage Capital Inc.[b]	808,160	11,572,851
Investors Real Estate Trust[b]	808,248	5,770,891
iStar Financial Inc.[a]	561,292	7,476,409
Kite Realty Group Trust[b]	546,765	13,379,340
LaSalle Hotel Properties[b]	741,411	26,290,434
Lexington Realty Trust[b]	1,348,449	11,434,848
LTC Properties Inc.[b]	219,264	9,121,382
Mack-Cali Realty Corp.	584,961	10,780,831
Medical Properties Trust Inc.[b]	1,371,159	17,975,894
Monmouth Real Estate Investment Corp.[b]	388,815	3,779,282
Monogram Residential Trust Inc.	1,087,966	9,813,453
National Health Investors Inc.	161,494	10,061,076
National Storage Affiliates Trust	10,864	134,714
New Residential Investment Corp.	1,305,655	19,898,182
New Senior Investment Group Inc.	438,664	5,864,938
New York Mortgage Trust Inc.[b]	717,788	5,369,054
New York REIT Inc.[b]	1,066,276	10,609,446
NexPoint Residential Trust Inc.	126,126	1,693,872
One Liberty Properties Inc.	82,226	1,749,769
Orchid Island Capital Inc.	122,371	1,371,779
Parkway Properties Inc./Md	553,198	9,647,773
Pebblebrook Hotel Trust[b]	471,609	20,222,594
Pennsylvania REIT[b]	453,634	9,680,550
PennyMac Mortgage Investment Trust[c]	476,838	8,311,286
Physicians Realty Trust[b]	461,481	7,088,348
Potlatch Corp.	73,327	2,589,910
Preferred Apartment Communities Inc.	148,352	1,476,102
PS Business Parks Inc.	115,111	8,305,259
QTS Realty Trust Inc. Class A	8,559	311,976
RAIT Financial Trust[b]	530,108	3,238,960
Ramco-Gershenson Properties Trust	519,457	8,477,538
Redwood Trust Inc.[b]	553,004	8,682,163
Resource Capital Corp.	880,597	3,407,910
Retail Opportunity Investments Corp.[b]	616,737	9,633,432
Rexford Industrial Realty Inc.[b]	363,281	5,296,637
RLJ Lodging Trust[b]	550,039	16,380,161
Rouse Properties Inc.[b]	240,166	3,926,714
Sabra Health Care REIT Inc.[b]	331,787	8,540,197
Saul Centers Inc.	7,562	371,975
Select Income REIT[b]	412,863	8,521,492
Silver Bay Realty Trust Corp.[b]	238,626	3,887,218
Sovran Self Storage Inc.	29,624	2,574,622
STAG Industrial Inc.[b]	425,208	8,504,160

Security	Shares	Value

Starwood Waypoint Residential Trust	250,537	$5,952,759
STORE Capital Corp.[b]	217,513	4,372,011
Strategic Hotels & Resorts Inc.[a]	1,803,225	21,855,087
Summit Hotel Properties Inc.	572,756	7,451,556
Sun Communities Inc.	256,792	15,877,449
Sunstone Hotel Investors Inc.[b]	1,369,650	20,558,446
Terreno Realty Corp.[b]	282,288	5,561,074
Trade Street Residential Inc.[b]	120,977	805,707
UMH Properties Inc.[b]	149,027	1,460,465
United Development Funding IV	202,559	3,540,731
Urstadt Biddle Properties Inc. Class A	154,670	2,889,236
Washington REIT[b]	447,244	11,605,982
Western Asset Mortgage Capital Corp.[b]	275,119	4,063,508
Whitestone REIT[b]	152,483	1,985,329
Xenia Hotels & Resorts Inc.	730,946	15,890,766

		900,651,572
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.69%
Alexander & Baldwin Inc.	320,634	12,632,980
Altisource Asset Management Corp.[a]	1,041	150,206
AV Homes Inc.[a,b]	80,188	1,152,301
Consolidated-Tomoka Land Co.	20,000	1,152,800
Forestar Group Inc.[a,b]	219,264	2,885,514
FRP Holdings Inc.[a,b]	45,190	1,465,512
Kennedy-Wilson Holdings Inc.	549,993	13,524,328
RE/MAX Holdings Inc. Class A	77,992	2,769,496
St. Joe Co. (The)[a,b]	310,459	4,821,428
Tejon Ranch Co.[a,b]	89,077	2,290,170

		42,844,735
ROAD & RAIL — 0.60%
ArcBest Corp.	115,827	3,683,299
Celadon Group Inc.	56,531	1,169,061
Con-way Inc.	377,070	14,468,176
Covenant Transportation Group Inc. Class Aa	5,108	128,006
Marten Transport Ltd.	142,237	3,086,543
Quality Distribution Inc.[a]	133,473	2,063,492
Roadrunner Transportation Systems Inc.[a]	111,332	2,872,366
Universal Truckload Services Inc.	17,385	381,775
USA Truck Inc.[a]	40,825	866,715
Werner Enterprises Inc.	222,178	5,832,172
YRC Worldwide Inc.[a,b]	172,841	2,243,476

		36,795,081
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.61%
Advanced Energy Industries Inc.[a]	124,077	3,410,877
Advanced Micro Devices Inc.[a]	2,347,549	5,634,118
Alpha & Omega Semiconductor Ltd.[a]	143,799	1,256,803
Amkor Technology Inc.[a]	653,169	3,905,951
Applied Micro Circuits Corp.[a]	392,310	2,648,092
Axcelis Technologies Inc.[a]	745,124	2,205,567
Brooks Automation Inc.	440,698	5,045,992
Cabot Microelectronics Corp.[a]	25,151	1,184,864
Cascade Microtech Inc.[a,b]	18,020	274,354
CEVA Inc.[a,b]	69,242	1,345,372
Cohu Inc.	170,055	2,249,828
Diodes Inc.[a]	247,553	5,968,503
DSP Group Inc.[a]	146,739	1,515,814
Entegris Inc.[a,b]	382,872	5,578,445
Exar Corp.[a,b]	216,337	2,115,776

279

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

Fairchild Semiconductor International Inc.[a,b]	764,191	$13,281,640
FormFactor Inc.[a]	201,424	1,853,101
Integrated Silicon Solution Inc.	208,453	4,615,149
Intersil Corp. Class A	865,223	10,823,940
IXYS Corp.	162,879	2,492,049
Kopin Corp.[a,b]	436,439	1,505,715
Lattice Semiconductor Corp.[a]	581,243	3,423,521
MKS Instruments Inc.	350,277	13,289,509
Nanometrics Inc.[a,b]	159,003	2,563,128
NeoPhotonics Corp.[a]	185,948	1,697,705
NVE Corp.	17,400	1,364,160
OmniVision Technologies Inc.[a]	381,358	9,989,673
PDF Solutions Inc.[a]	14,784	236,544
Pericom Semiconductor Corp.	146,879	1,931,459
Photronics Inc.[a,b]	436,081	4,147,130
PMC-Sierra Inc.[a]	748,811	6,409,822
Power Integrations Inc.	65,239	2,947,498
Rudolph Technologies Inc.[a,b]	177,749	2,134,765
Semtech Corp.[a]	290,214	5,760,748
Sigma Designs Inc.[a]	234,365	2,795,974
Silicon Laboratories Inc.[a]	81,861	4,421,313
Tessera Technologies Inc.	133,627	5,075,153
Ultra Clean Holdings Inc.[a,b]	211,303	1,316,418
Ultratech Inc.[a,b]	182,496	3,387,126
Veeco Instruments Inc.[a,b]	265,048	7,617,479
Xcerra Corp.[a]	202,286	1,531,305

		160,952,380
SOFTWARE — 1.02%
American Software Inc./GA Class A	138,117	1,312,112
Bottomline Technologies de Inc.[a]	41,356	1,150,110
Cyan Inc.[a]	152,133	797,177
Digimarc Corp.[a]	4,474	201,956
Digital Turbine Inc.[a]	31,554	95,293
EnerNOC Inc.[a,b]	180,109	1,747,057
Epiq Systems Inc.	132,246	2,232,313
ePlus Inc.[a,b]	33,908	2,599,048
Glu Mobile Inc.[a,b]	382,983	2,378,324
Mentor Graphics Corp.	656,362	17,347,648
Park City Group Inc.[a]	6,682	82,790
Progress Software Corp.[a]	332,060	9,131,650
QAD Inc. Class A	50,642	1,338,468
Rovi Corp.[a]	577,592	9,212,592
Sapiens International Corp. NV	34,652	359,688
SeaChange International Inc.[a]	218,874	1,534,307
Silver Spring Networks Inc.[a,b]	15,058	186,870
Take-Two Interactive Software Inc.[a]	267,649	7,379,083
TeleCommunication Systems Inc. Class Aa	325,701	1,078,070
Telenav Inc.[a,b]	183,916	1,480,524
Verint Systems Inc.[a]	22,135	1,344,591

		62,989,671
SPECIALTY RETAIL — 2.55%
Abercrombie & Fitch Co. Class A	454,467	9,775,585
America’s Car-Mart Inc./TXa	46,497	2,293,232
American Eagle Outfitters Inc.	147,499	2,539,933
Ascena Retail Group Inc.[a]	918,494	15,297,518
Barnes & Noble Inc.[a,b]	334,391	8,680,790
bebe stores inc.	186,861	373,722
Big 5 Sporting Goods Corp.	119,990	1,705,058
Build-A-Bear Workshop Inc.[a,b]	88,645	1,417,434

Security	Shares	Value

Caleres Inc.	262,987	$8,357,727
Cato Corp. (The) Class A	142,642	5,528,804
Children’s Place Inc. (The)	100,009	6,541,589
Christopher & Banks Corp.[a]	250,279	1,003,619
Citi Trends Inc.[a]	96,309	2,330,678
Conn’s Inc.[a]	180,427	7,162,952
Destination XL Group Inc.[a,b]	188,114	942,451
Express Inc.[a,b]	54,890	994,058
Finish Line Inc. (The) Class A	217,615	6,054,049
Genesco Inc.[a,b]	157,111	10,374,039
Group 1 Automotive Inc.	120,853	10,977,078
Guess? Inc.	406,361	7,789,940
Haverty Furniture Companies Inc.	133,760	2,891,891
Lumber Liquidators Holdings Inc.[a]	178,878	3,704,563
MarineMax Inc.[a,b]	80,986	1,903,981
Pep Boys-Manny Moe & Jack (The)[a]	352,986	4,331,138
Rent-A-Center Inc./TX	348,047	9,867,132
Shoe Carnival Inc.	98,284	2,836,476
Sonic Automotive Inc. Class A	216,030	5,147,995
Sportsman’s Warehouse Holdings Inc.[a,b]	72,360	822,733
Stage Stores Inc.	209,507	3,672,658
Stein Mart Inc.	189,526	1,984,337
Systemax Inc.[a]	71,708	619,557
Tilly’s Inc. Class Aa,b	74,845	723,751
Vitamin Shoppe Inc.[a,b]	184,463	6,874,936
West Marine Inc.[a,b]	118,028	1,137,790
Zumiez Inc.[a,b]	27,712	737,971

		157,397,165
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.39%
Avid Technology Inc.[a]	79,603	1,061,904
Imation Corp.[a]	236,490	960,149
QLogic Corp.[a]	572,692	8,126,500
Quantum Corp.[a,b]	1,428,140	2,399,275
Stratasys Ltd.[a]	332,980	11,630,991

		24,178,819
TEXTILES, APPAREL & LUXURY GOODS — 0.49%
Cherokee Inc.	6,472	182,381
Columbia Sportswear Co.	57,056	3,449,606
Crocs Inc.[a,b]	115,192	1,694,474
Deckers Outdoor Corp.[a]	97,811	7,039,458
Iconix Brand Group Inc.[a,b]	311,530	7,778,904
Movado Group Inc.	106,197	2,884,311
Perry Ellis International Inc.[a,b]	80,251	1,907,566
Quiksilver Inc.[a,b]	258,190	171,128
Sequential Brands Group Inc.[a,b]	34,797	532,046
Unifi Inc.[a]	91,977	3,081,229
Vera Bradley Inc.[a]	141,791	1,597,985

		30,319,088
THRIFTS & MORTGAGE FINANCE — 3.32%
Anchor BanCorp Wisconsin Inc.[a]	50,989	1,936,562
Astoria Financial Corp.	590,532	8,143,436
Bank Mutual Corp.	306,052	2,347,419
BankFinancial Corp.	120,610	1,420,786
BBX Capital Corp.[a,b]	17,369	282,073
Bear State Financial Inc.[a]	90,322	843,607
Beneficial Bancorp Inc.[a,b]	545,587	6,814,382
Brookline Bancorp Inc.	459,756	5,190,645

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

Capitol Federal Financial Inc.	923,211	$11,115,460
Charter Financial Corp./MD	108,840	1,350,704
Clifton Bancorp Inc.[b]	178,196	2,492,962
Dime Community Bancshares Inc.	204,305	3,460,927
EverBank Financial Corp.	635,108	12,479,872
Federal Agricultural Mortgage Corp. Class C	68,730	1,997,294
First Defiance Financial Corp.	60,781	2,281,111
Flagstar Bancorp Inc.[a,b]	135,025	2,495,262
Fox Chase Bancorp Inc.	76,609	1,296,224
Heritage Financial Group Inc.	41,879	1,263,908
Hingham Institution for Savings	8,866	1,020,565
HomeStreet Inc.[a]	99,734	2,275,930
IMPAC Mortgage Holdings Inc.[a]	6,153	117,768
Kearny Financial Corp./MDa	609,741	6,804,710
Ladder Capital Corp.	262,387	4,552,414
Meridian Bancorp Inc.[a]	309,879	4,155,477
Meta Financial Group Inc.	45,573	1,955,993
MGIC Investment Corp.[a,b]	1,230,484	14,002,908
Nationstar Mortgage Holdings Inc.[a]	259,231	4,355,081
NMI Holdings Inc. Class Aa,b	327,043	2,622,885
Northfield Bancorp Inc.	307,823	4,632,736
Northwest Bancshares Inc.	619,964	7,947,939
OceanFirst Financial Corp.	87,267	1,627,530
Ocwen Financial Corp.[a]	700,781	7,147,966
Oritani Financial Corp.	288,806	4,635,336
PennyMac Financial Services Inc. Class Aa,c	93,191	1,688,621
Provident Financial Services Inc.	432,504	8,213,251
Radian Group Inc.	1,253,831	23,521,870
Stonegate Mortgage Corp.[a,b]	79,216	797,705
Territorial Bancorp Inc.	55,919	1,356,595
TrustCo Bank Corp. NY	623,887	4,385,926
United Community Financial Corp./OH	322,531	1,725,541
United Financial Bancorp Inc.	264,575	3,558,534
Walker & Dunlop Inc.[a,b]	88,079	2,355,232
Washington Federal Inc.	622,393	14,532,877
Waterstone Financial Inc.	198,139	2,615,435
WSFS Financial Corp.	185,506	5,073,589

		204,893,048
TOBACCO — 0.14%
Universal Corp./VA	148,297	8,500,384

		8,500,384
TRADING COMPANIES & DISTRIBUTORS — 1.09%
Aircastle Ltd.[b]	407,585	9,239,952
Applied Industrial Technologies Inc.	159,218	6,312,994
Beacon Roofing Supply Inc.[a,b]	245,258	8,147,471
CAI International Inc.[a]	112,489	2,316,148
DXP Enterprises Inc.[a]	58,131	2,703,091
Kaman Corp.	164,885	6,915,277
Lawson Products Inc./DEa	11,978	281,243
MRC Global Inc.[a]	678,204	10,471,470
Neff Corp.[a]	43,662	440,550
Rush Enterprises Inc. Class Aa,b	233,679	6,124,727
TAL International Group Inc.	216,931	6,855,020
Textainer Group Holdings Ltd.[b]	146,152	3,801,413
Titan Machinery Inc.[a,b]	115,363	1,699,297
Veritiv Corp.[a]	54,113	1,972,960

		67,281,613

Security	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.10%
Wesco Aircraft Holdings Inc.[a,b]	407,390	$6,171,959

		6,171,959
WATER UTILITIES — 0.45%
American States Water Co.	227,143	8,492,877
Artesian Resources Corp. Class A	51,445	1,084,975
California Water Service Group	314,257	7,180,772
Connecticut Water Service Inc.	73,178	2,499,760
Consolidated Water Co. Ltd.	98,691	1,243,507
Middlesex Water Co.	105,957	2,390,390
SJW Corp.	104,766	3,215,269
York Water Co. (The)	78,206	1,631,377

		27,738,927
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Boingo Wireless Inc.[a,b]	109,127	901,389
Leap Wireless International Inc.	304,489	767,312
NTELOS Holdings Corp.	118,436	547,174
Shenandoah Telecommunications Co.	22,359	765,349
Spok Holdings Inc.	142,713	2,403,287

		5,384,511
TOTAL COMMON STOCKS
(Cost: $6,118,976,183)		6,126,794,693

RIGHTS — 0.00%

HEALTH CARE PROVIDERS & SERVICES — 0.00%
BioScrip Inc.[a]	1,374	—

		—

TOTAL RIGHTS
(Cost: $0)		—

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	89,598	1

		1

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 8.96%

MONEY MARKET FUNDS — 8.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	506,759,053	506,759,053
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	29,551,255	29,551,255

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	16,475,300	$16,475,300

		552,785,608

TOTAL SHORT-TERM INVESTMENTS
(Cost: $552,785,608)		552,785,608

TOTAL INVESTMENTS IN SECURITIES — 108.27% (Cost: $6,671,761,791)		6,679,580,302
Other Assets, Less Liabilities — (8.27)%		(509,987,154)

NET ASSETS — 100.00%		$6,169,593,148

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	235	Sep. 2015	ICE Markets Equity	$29,384,400	$(167,279)

See accompanying notes to schedules of investments.

282

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 2.45%
AAR Corp.	10,939	$348,626
Aerojet Rocketdyne Holdings Inc.[a,b]	16,107	331,965
Aerovironment Inc.[a]	4,753	123,958
American Science & Engineering Inc.	2,223	97,390
Astronics Corp.[a]	5,623	398,614
B/E Aerospace Inc.	29,462	1,617,464
Boeing Co. (The)	188,005	26,080,054
Cubic Corp.	5,302	252,269
Curtiss-Wright Corp.	13,699	992,356
DigitalGlobe Inc.[a]	20,039	556,884
Ducommun Inc.[a]	2,870	73,673
Engility Holdings Inc.	4,300	108,188
Esterline Technologies Corp.[a]	8,781	837,181
General Dynamics Corp.	79,265	11,231,058
HEICO Corp.	5,230	304,909
HEICO Corp. Class A	10,717	544,102
Hexcel Corp.	26,875	1,336,762
Honeywell International Inc.	212,525	21,671,174
Huntington Ingalls Industries Inc.	13,248	1,491,592
Keyw Holding Corp. (The)[a,b]	8,945	83,367
KLX Inc.[a]	14,100	622,233
Kratos Defense & Security Solutions Inc.[a,b]	10,895	68,638
L-3 Communications Holdings Inc.	22,391	2,538,692
Lockheed Martin Corp.	73,773	13,714,401
Moog Inc. Class Aa	11,266	796,281
National Presto Industries Inc.	1,255	100,802
Northrop Grumman Corp.	52,685	8,357,422
Orbital ATK Inc.	16,710	1,225,846
Precision Castparts Corp.	37,581	7,511,314
Raytheon Co.	82,960	7,937,613
Rockwell Collins Inc.	35,960	3,320,906
Sparton Corp.[a,b]	2,779	75,922
Spirit AeroSystems Holdings Inc. Class Aa	38,382	2,115,232
TASER International Inc.[a,b]	14,895	496,152
Teledyne Technologies Inc.[a]	9,961	1,050,985
Textron Inc.	76,227	3,402,011
TransDigm Group Inc.[a]	14,455	3,247,605
Triumph Group Inc.	13,896	916,997
United Technologies Corp.	242,022	26,847,500
Vectrus Inc.[a]	2,800	69,636

		152,897,774
AIR FREIGHT & LOGISTICS — 0.63%
Air Transport Services Group Inc.[a]	14,201	148,969
Atlas Air Worldwide Holdings Inc.[a]	7,139	392,359
CH Robinson Worldwide Inc.	39,649	2,473,701
Echo Global Logistics Inc.[a]	7,211	235,511
Expeditors International of Washington Inc.	52,002	2,397,552
FedEx Corp.	77,146	13,145,678
Forward Air Corp.	8,021	419,178
Hub Group Inc. Class Aa	10,043	405,135
Park-Ohio Holdings Corp.	2,332	113,009
Radiant Logistics Inc.[a]	9,211	67,332
United Parcel Service Inc. Class B	190,733	18,483,935
UTi Worldwide Inc.[a]	24,370	243,456

Security	Shares	Value

XPO Logistics Inc.[a,b]	19,298	$871,884

		39,397,699
AIRLINES — 0.57%
Alaska Air Group Inc.	35,336	2,276,698
Allegiant Travel Co.	3,930	699,068
American Airlines Group Inc.	188,354	7,521,917
Copa Holdings SA Class Ab	8,937	738,107
Delta Air Lines Inc.	221,931	9,116,926
Hawaiian Holdings Inc.[a,b]	14,069	334,139
JetBlue Airways Corp.[a,b]	84,840	1,761,278
Republic Airways Holdings Inc.[a]	12,815	117,642
SkyWest Inc.	13,769	207,086
Southwest Airlines Co.	181,692	6,012,188
Spirit Airlines Inc.[a,b]	19,577	1,215,732
United Continental Holdings Inc.[a]	103,730	5,498,727
Virgin America Inc.[a,b]	6,609	181,615

		35,681,123
AUTO COMPONENTS — 0.51%
American Axle & Manufacturing Holdings Inc.[a]	21,119	441,598
BorgWarner Inc.	61,515	3,496,513
Cooper Tire & Rubber Co.	16,761	567,025
Cooper-Standard Holding Inc.[a,b]	3,700	227,439
Dana Holding Corp.	47,220	971,788
Delphi Automotive PLC	78,423	6,673,013
Dorman Products Inc.[a,b]	8,118	386,904
Drew Industries Inc.	6,147	356,649
Federal-Mogul Holdings Corp.[a,b]	7,819	88,746
Fox Factory Holding Corp.[a,b]	2,673	42,982
Gentex Corp./MI	78,124	1,282,796
Gentherm Inc.[a,b]	9,508	522,084
Goodyear Tire & Rubber Co. (The)	73,379	2,212,377
Johnson Controls Inc.	178,031	8,817,875
Lear Corp.	20,954	2,352,296
Metaldyne Performance Group Inc.	3,103	56,319
Modine Manufacturing Co.[a]	12,863	138,020
Motorcar Parts of America Inc.[a]	4,069	122,436
Remy International Inc.	8,136	179,887
Standard Motor Products Inc.	5,217	183,221
Stoneridge Inc.[a,b]	7,430	87,005
Strattec Security Corp.	937	64,372
Superior Industries International Inc.	6,146	112,533
Tenneco Inc.[a,b]	16,370	940,293
Tower International Inc.[a]	5,476	142,650
Visteon Corp.[a,b]	11,855	1,244,538

		31,711,359
AUTOMOBILES — 0.67%
Ford Motor Co.	1,061,758	15,936,987
General Motors Co.	437,655	14,587,041
Harley-Davidson Inc.	56,586	3,188,621
Tesla Motors Inc.[a,b]	26,487	7,105,403
Thor Industries Inc.	12,685	713,912
Winnebago Industries Inc.	8,017	189,121

		41,721,085
BANKS — 6.00%
1st Source Corp.	3,988	136,071

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Access National Corp.	1,976	$38,413
American National Bankshares Inc.	2,101	50,025
Ameris Bancorp	9,274	234,539
Ames National Corp.	2,162	54,266
Arrow Financial Corp.	2,889	78,090
Associated Banc-Corp.	40,745	825,901
Banc of California Inc.	9,394	129,168
BancFirst Corp.	1,776	116,239
Banco Latinoamericano de Comercio Exterior SA Class E	7,642	245,920
Bancorp Inc. (The)[a]	7,784	72,236
BancorpSouth Inc.	25,421	654,845
Bank of America Corp.	2,855,242	48,596,219
Bank of Hawaii Corp.[b]	12,224	815,096
Bank of Marin Bancorp	1,341	68,217
Bank of the Ozarks Inc.	21,203	970,037
BankUnited Inc.	27,347	982,578
Banner Corp.	5,172	247,894
Bar Harbor Bankshares	2,032	71,994
BB&T Corp.	197,432	7,958,484
BBCN Bancorp Inc.	21,040	311,182
Berkshire Hills Bancorp Inc.	9,156	260,763
Blue Hills Bancorp Inc.[a]	7,679	107,506
BNC Bancorp	4,937	95,432
BOK Financial Corp.	8,039	559,354
Boston Private Financial Holdings Inc.	21,161	283,769
Bridge Bancorp Inc.	2,273	60,666
Bridge Capital Holdings[a]	2,351	70,060
Bryn Mawr Bank Corp.	5,323	160,542
BSB Bancorp Inc./MAa	3,195	70,641
C1 Financial Inc.[a]	881	17,074
Camden National Corp.	2,109	81,618
Capital Bank Financial Corp. Class Aa,b	6,399	186,019
Capital City Bank Group Inc.	3,018	46,085
Cardinal Financial Corp.	7,970	173,666
Cascade Bancorp[a]	8,442	43,730
Cathay General Bancorp	21,214	688,394
CenterState Banks Inc.	13,028	176,008
Central Pacific Financial Corp.	6,077	144,329
Century Bancorp Inc./MA Class A	926	37,651
Chemical Financial Corp.	9,930	328,286
CIT Group Inc.	47,320	2,199,907
Citigroup Inc.	824,902	45,567,586
Citizens & Northern Corp.	3,186	65,472
Citizens Financial Group Inc.	84,543	2,308,869
City Holding Co.[b]	3,966	195,325
City National Corp./CA	12,704	1,148,315
CNB Financial Corp./PA	3,400	62,560
CoBiz Financial Inc.	9,328	121,917
Columbia Banking System Inc.	16,968	552,139
Comerica Inc.	48,396	2,483,683
Commerce Bancshares Inc./MO	22,827	1,067,619
Community Bank System Inc.	10,725	405,083
Community Trust Bancorp Inc.	4,192	146,175
CommunityOne Bancorp[a]	2,765	29,779
ConnectOne Bancorp Inc.	7,436	160,097
CU Bancorp[a]	5,762	127,686
Cullen/Frost Bankers Inc.	14,941	1,174,064
Customers Bancorp Inc.[a,b]	8,429	226,656
CVB Financial Corp.	28,407	500,247
Eagle Bancorp Inc.[a]	7,859	345,482
East West Bancorp Inc.	39,718	1,780,161
Enterprise Bancorp Inc./MA	1,616	37,879
Enterprise Financial Services Corp.	4,859	110,639

Security	Shares	Value

Farmers Capital Bank Corp.[a]	2,618	$74,430
FCB Financial Holdings Inc. Class Aa	7,385	234,843
Fidelity Southern Corp.	2,773	48,361
Fifth Third Bancorp	220,200	4,584,564
Financial Institutions Inc.	3,715	92,281
First Bancorp Inc./ME	2,268	44,090
First BanCorp/Puerto Rico[a]	30,265	145,877
First Bancorp/Southern Pines NC	3,996	66,653
First Busey Corp.	20,036	131,637
First Business Financial Services Inc.	1,063	49,833
First Citizens BancShares Inc./NC Class A	2,095	551,069
First Commonwealth Financial Corp.	28,338	271,761
First Community Bancshares Inc./VA	4,839	88,167
First Connecticut Bancorp Inc./Farmington CT	4,772	75,732
First Financial Bancorp	15,862	284,564
First Financial Bankshares Inc.	16,908	585,693
First Financial Corp./IN	3,056	109,283
First Horizon National Corp.	64,811	1,015,588
First Interstate BancSystem Inc.	4,356	120,835
First Merchants Corp.	11,276	278,517
First Midwest Bancorp Inc./IL	20,303	385,148
First NBC Bank Holding Co.[a]	3,951	142,236
First Niagara Financial Group Inc.	94,932	896,158
First of Long Island Corp. (The)	3,178	88,094
First Republic Bank/CA	38,179	2,406,422
FirstMerit Corp.	44,309	922,956
Flushing Financial Corp.	8,259	173,522
FNB Corp./PA	49,443	708,024
Franklin Financial Network Inc.[a]	1,481	33,974
Fulton Financial Corp.	51,649	674,536
German American Bancorp Inc.	3,410	100,425
Glacier Bancorp Inc.	21,655	637,090
Great Southern Bancorp Inc.	2,840	119,678
Great Western Bancorp Inc.	10,964	264,342
Green Bancorp Inc.[a]	1,253	19,246
Guaranty Bancorp	4,122	68,054
Hampton Roads Bankshares Inc.[a]	9,068	18,861
Hancock Holding Co.	22,860	729,463
Hanmi Financial Corp.	8,344	207,265
Heartland Financial USA Inc.	3,939	146,610
Heritage Commerce Corp.	5,433	52,211
Heritage Financial Corp./WA	7,926	141,638
Heritage Oaks Bancorp	5,382	42,356
Hilltop Holdings Inc.[a]	19,271	464,238
Home BancShares Inc./AR	14,520	530,851
HomeTrust Bancshares Inc.[a]	5,952	99,756
Horizon Bancorp/IN	1,797	44,853
Hudson Valley Holding Corp.	4,111	115,971
Huntington Bancshares Inc./OH	225,517	2,550,597
IBERIABANK Corp.	10,283	701,609
Independent Bank Corp./Rockland MA	6,892	323,166
Independent Bank Group Inc.	2,411	103,432
International Bancshares Corp.	14,375	386,256
Investors Bancorp Inc.	96,421	1,185,978
JPMorgan Chase & Co.	1,008,946	68,366,181
KeyCorp	230,632	3,464,093
Lakeland Bancorp Inc.	8,869	105,452
Lakeland Financial Corp.	4,357	188,963
LegacyTexas Financial Group Inc.	13,076	394,895
M&T Bank Corp.	35,836	4,476,991
MainSource Financial Group Inc.	5,700	125,115
MB Financial Inc.	20,229	696,687
Mercantile Bank Corp.	5,195	111,225

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Merchants Bancshares Inc./VT	1,337	$44,215
Metro Bancorp Inc.	3,969	103,750
MidWestOne Financial Group Inc.	1,869	61,527
National Bank Holdings Corp. Class A	11,094	231,088
National Bankshares Inc.	1,862	54,482
National Commerce Corp.[a]	1,641	42,338
National Penn Bancshares Inc.	37,581	423,914
NBT Bancorp Inc.	11,708	306,398
NewBridge Bancorp	6,819	60,894
OFG Bancorp	12,247	130,675
Old National Bancorp/IN	33,319	481,793
Old Second Bancorp Inc.[a]	8,465	55,869
Opus Bank	3,324	120,262
Pacific Continental Corp.	4,896	66,243
Pacific Premier Bancorp Inc.[a]	4,137	70,164
PacWest Bancorp	27,956	1,307,223
Palmetto Bancshares Inc.	1,177	23,269
Park National Corp.	3,908	341,442
Park Sterling Corp.	11,792	84,902
Peapack Gladstone Financial Corp.	2,978	66,171
Penns Woods Bancorp Inc.	1,012	44,619
People’s United Financial Inc.	83,282	1,350,001
Peoples Bancorp Inc./OH	5,802	135,419
Peoples Financial Services Corp.	2,036	80,646
Pinnacle Financial Partners Inc.	9,360	508,903
PNC Financial Services Group Inc. (The)[c]	140,809	13,468,381
Popular Inc.[a]	27,778	801,673
Preferred Bank/Los Angeles CA	3,154	94,778
PrivateBancorp Inc.	21,205	844,383
Prosperity Bancshares Inc.	18,781	1,084,415
QCR Holdings Inc.	3,190	69,414
Regions Financial Corp.	364,407	3,775,257
Renasant Corp.	8,275	269,765
Republic Bancorp Inc./KY Class A	2,696	69,287
S&T Bancorp Inc.	10,276	304,067
Sandy Spring Bancorp Inc.	6,654	186,179
Seacoast Banking Corp. of Florida[a]	3,838	60,640
ServisFirst Bancshares Inc.	5,874	220,686
Sierra Bancorp	3,122	54,042
Signature Bank/New York NYa	13,600	1,990,904
Simmons First National Corp. Class A	7,971	372,086
South State Corp.	6,479	492,339
Southside Bancshares Inc.	6,779	198,150
Southwest Bancorp Inc.	5,119	95,265
Square 1 Financial Inc.[a]	4,345	118,836
State Bank Financial Corp.	8,666	188,052
Sterling Bancorp/DE	25,992	382,082
Stock Yards Bancorp Inc.	5,164	195,148
Stonegate Bank	2,693	79,901
Suffolk Bancorp	2,640	67,742
Sun Bancorp Inc./NJa	2,055	39,559
SunTrust Banks Inc.	140,346	6,037,685
Susquehanna Bancshares Inc.	50,550	713,766
SVB Financial Group[a]	13,727	1,976,413
Synovus Financial Corp.	37,562	1,157,661
Talmer Bancorp Inc. Class A	14,455	242,121
TCF Financial Corp.	47,737	792,912
Texas Capital Bancshares Inc.[a]	12,168	757,336
Tompkins Financial Corp.	3,902	209,615
TowneBank/Portsmouth VA	12,554	204,505
TriCo Bancshares	7,231	173,906
Tristate Capital Holdings Inc.[a]	6,090	78,744
Triumph Bancorp Inc.[a]	2,065	27,155

Security	Shares	Value

Trustmark Corp.	17,437	$435,576
U.S. Bancorp/MN	455,443	19,766,226
UMB Financial Corp.	10,600	604,412
Umpqua Holdings Corp.	59,597	1,072,150
Union Bankshares Corp.	11,810	274,464
United Bankshares Inc./WV	19,808	796,876
United Community Banks Inc./GA	14,484	302,281
Univest Corp. of Pennsylvania	4,724	96,181
Valley National Bancorp	60,409	622,817
Washington Trust Bancorp Inc.	3,936	155,393
Webster Financial Corp.	24,256	959,325
Wells Fargo & Co.	1,266,617	71,234,540
WesBanco Inc.	10,676	363,198
West Bancorp. Inc.	4,097	81,284
Westamerica Bancorp.	7,423	375,975
Western Alliance Bancorp[a]	19,984	674,660
Wilshire Bancorp Inc.	23,037	290,957
Wintrust Financial Corp.	13,122	700,452
Yadkin Financial Corp.[a]	7,623	159,702
Zions BanCorp.	54,609	1,733,017

		374,125,286
BEVERAGES — 1.67%
Boston Beer Co. Inc. (The)[a,b]	2,383	552,832
Brown-Forman Corp. Class A	7,371	821,277
Brown-Forman Corp. Class B	34,280	3,434,170
Castle Brands Inc.	18,100	25,159
Coca-Cola Bottling Co. Consolidated	1,224	184,910
Coca-Cola Co. (The)	1,066,083	41,822,436
Coca-Cola Enterprises Inc.	63,879	2,774,904
Constellation Brands Inc. Class A	44,476	5,160,106
Craft Brew Alliance Inc.[a,b]	2,794	30,902
Dr. Pepper Snapple Group Inc.	52,127	3,800,058
MGP Ingredients Inc.	4,215	70,896
Molson Coors Brewing Co. Class B	37,632	2,627,090
Monster Beverage Corp.[a]	40,624	5,444,428
National Beverage Corp.[a]	2,966	66,705
PepsiCo Inc.	401,299	37,457,249

		104,273,122
BIOTECHNOLOGY — 3.59%
Abeona Therapeutics Inc.	2,809	14,214
ACADIA Pharmaceuticals Inc.[a]	22,398	938,028
Acceleron Pharma Inc.[a]	6,544	207,052
Achillion Pharmaceuticals Inc.[a]	31,391	278,124
Acorda Therapeutics Inc.[a]	10,899	363,264
Adamas Pharmaceuticals Inc.[a]	3,420	89,672
Aduro Biotech Inc.[a]	2,079	63,056
Advaxis Inc.[a]	7,902	160,648
Aegerion Pharmaceuticals Inc.[a,b]	7,783	147,644
Affimed NVa	5,292	71,283
Agenus Inc.[a]	16,801	144,993
Agios Pharmaceuticals Inc.[a,b]	6,959	773,423
Akebia Therapeutics Inc.[a]	9,639	99,185
Alder Biopharmaceuticals Inc.[a]	5,457	289,057
Alexion Pharmaceuticals Inc.[a,b]	58,744	10,619,153
Alkermes PLC[a]	40,149	2,583,187
Alnylam Pharmaceuticals Inc.[a,b]	20,117	2,411,425
AMAG Pharmaceuticals Inc.[a,b]	5,653	390,396
Amgen Inc.	206,891	31,761,906
Amicus Therapeutics Inc.[a]	25,708	363,768

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Anacor Pharmaceuticals Inc.[a]	11,055	$855,989
Anthera Pharmaceuticals Inc.[a]	8,927	76,951
Applied Genetic Technologies Corp./DEa	1,302	19,973
Ardelyx Inc.[a]	1,317	21,032
Arena Pharmaceuticals Inc.[a,b]	73,578	341,402
ARIAD Pharmaceuticals Inc.[a,b]	47,126	389,732
Array BioPharma Inc.[a,b]	34,514	248,846
Arrowhead Research Corp.[a,b]	13,999	100,093
Asterias Biotherapeutics Inc.[a]	2,840	13,064
Atara Biotherapeutics Inc.[a]	3,808	200,910
aTyr Pharma Inc.[a]	1,642	30,410
Avalanche Biotechnologies Inc.[a]	6,055	98,333
Bellicum Pharmaceuticals Inc.[a,b]	2,297	48,857
BioCryst Pharmaceuticals Inc.[a]	18,914	282,386
Biogen Inc.[a]	63,953	25,833,175
BioMarin Pharmaceutical Inc.[a]	43,542	5,955,675
BioSpecifics Technologies Corp.[a,b]	982	50,671
BioTime Inc.[a,b]	21,059	76,444
Bluebird Bio Inc.[a,b]	8,885	1,495,967
Blueprint Medicines Corp.[a]	2,499	66,199
Calithera Biosciences Inc.[a,b]	2,145	15,315
Cara Therapeutics Inc.[a]	1,444	17,545
Catalyst Pharmaceuticals Inc.[a]	18,817	77,714
Celgene Corp.[a]	215,635	24,956,517
Celldex Therapeutics Inc.[a,b]	27,715	698,972
Cellular Biomedicine Group Inc.[a]	2,485	93,212
Cepheid[a]	19,038	1,164,174
ChemoCentryx Inc.[a,b]	6,658	54,795
Chimerix Inc.[a]	11,081	511,942
Cidara Therapeutics Inc.[a]	1,309	18,352
Clovis Oncology Inc.[a,b]	6,605	580,447
Coherus Biosciences Inc.[a,b]	6,160	178,024
Concert Pharmaceuticals Inc.[a]	4,314	64,235
CorMedix Inc.[a]	8,441	32,751
CTI BioPharma Corp.[a]	30,274	59,034
Curis Inc.[a]	27,963	92,558
Cytokinetics Inc.[a]	6,703	45,044
CytRx Corp.[a,b]	15,052	55,993
Dicerna Pharmaceuticals Inc.[a]	5,912	82,472
Dyax Corp.[a]	39,573	1,048,685
Dynavax Technologies Corp.[a,b]	8,352	195,646
Eagle Pharmaceuticals Inc./DEa	2,254	182,258
Emergent BioSolutions Inc.[a,b]	9,290	306,106
Enanta Pharmaceuticals Inc.[a,b]	4,305	193,682
Epizyme Inc.[a,b]	7,615	182,760
Esperion Therapeutics Inc.[a]	3,486	285,015
Exact Sciences Corp.[a,b]	25,527	759,173
Exelixis Inc.[a,b]	49,497	186,109
Fibrocell Science Inc.[a]	6,677	35,188
FibroGen Inc.[a,b]	12,722	298,967
Five Prime Therapeutics Inc.[a]	6,539	162,429
Flexion Therapeutics Inc.[a]	4,554	99,687
Foundation Medicine Inc.[a,b]	3,888	131,570
Galena Biopharma Inc.[a,b]	32,258	54,839
Genocea Biosciences Inc.[a,b]	6,455	88,627
Genomic Health Inc.[a,b]	4,269	118,636
Geron Corp.[a,b]	52,048	222,765
Gilead Sciences Inc.	399,547	46,778,963
Halozyme Therapeutics Inc.[a,b]	30,276	683,632
Heron Therapeutics Inc.[a]	7,665	238,841
Idera Pharmaceuticals Inc.[a,b]	30,993	114,984
Ignyta Inc.[a]	4,578	69,082
Immune Design Corp.[a]	1,654	34,155

Security	Shares	Value

ImmunoGen Inc.[a,b]	22,421	$322,414
Immunomedics Inc.[a,b]	17,333	70,372
Incyte Corp.[a]	42,469	4,425,695
Infinity Pharmaceuticals Inc.[a]	12,897	141,222
Inovio Pharmaceuticals Inc.[a,b]	16,230	132,437
Insmed Inc.[a]	18,532	452,551
Insys Therapeutics Inc.[a,b]	6,624	237,934
Intercept Pharmaceuticals Inc.[a,b]	4,310	1,040,348
Intrexon Corp.[a,b]	12,638	616,734
Invitae Corp.[a,b]	1,977	29,418
Ironwood Pharmaceuticals Inc.[a]	31,557	380,577
Isis Pharmaceuticals Inc.[a,b]	32,888	1,892,704
Juno Therapeutics Inc.[a,b]	2,790	148,791
Karyopharm Therapeutics Inc.[a,b]	6,403	174,226
Keryx Biopharmaceuticals Inc.[a,b]	26,530	264,769
Kite Pharma Inc.[a,b]	7,729	471,237
KYTHERA Biopharmaceuticals Inc.[a]	6,927	521,672
La Jolla Pharmaceutical Co.[a]	3,103	76,055
Lexicon Pharmaceuticals Inc.[a,b]	8,603	69,254
Ligand Pharmaceuticals Inc.[a,b]	4,769	481,192
Lion Biotechnologies Inc.[a]	11,529	105,721
Loxo Oncology Inc.[a]	976	17,597
MacroGenics Inc.[a,b]	7,460	283,256
MannKind Corp.[a,b]	61,286	348,717
Medgenics Inc.[a]	4,574	28,039
Medivation Inc.[a]	21,609	2,467,748
Merrimack Pharmaceuticals Inc.[a,b]	29,610	366,128
MiMedx Group Inc.[a,b]	28,977	335,843
Mirati Therapeutics Inc.[a,b]	1,938	60,989
Momenta Pharmaceuticals Inc.[a]	16,332	372,533
Myriad Genetics Inc.[a,b]	20,189	686,224
Navidea Biopharmaceuticals Inc.[a,b]	26,181	42,151
Neurocrine Biosciences Inc.[a]	23,297	1,112,665
NewLink Genetics Corp.[a,b]	4,899	216,879
Northwest Biotherapeutics Inc.[a,b]	9,599	95,318
Novavax Inc.[a,b]	73,228	815,760
Ocata Therapeutics Inc.[a]	13,085	68,958
OncoMed Pharmaceuticals Inc.[a,b]	3,543	79,718
Oncothyreon Inc.[a]	19,092	71,404
Ophthotech Corp.[a]	6,307	328,342
OPKO Health Inc.[a,b]	63,386	1,019,247
Orexigen Therapeutics Inc.[a,b]	38,108	188,635
Organovo Holdings Inc.[a,b]	16,869	63,596
Osiris Therapeutics Inc.[a,b]	4,344	84,534
Otonomy Inc.[a,b]	5,052	116,145
OvaScience Inc.[a,b]	5,305	153,474
PDL BioPharma Inc.	48,033	308,852
Peregrine Pharmaceuticals Inc.[a,b]	36,907	48,348
Pfenex Inc.[a]	4,076	79,074
Portola Pharmaceuticals Inc.[a,b]	12,385	564,137
Progenics Pharmaceuticals Inc.[a,b]	22,489	167,768
Proteon Therapeutics Inc.[a]	2,096	37,435
Prothena Corp. PLC[a]	8,137	428,576
PTC Therapeutics Inc.[a]	9,069	436,491
Puma Biotechnology Inc.[a,b]	6,655	776,971
Radius Health Inc.[a]	7,848	531,310
Raptor Pharmaceutical Corp.[a]	24,928	393,613
Receptos Inc.[a]	8,543	1,623,597
Regeneron Pharmaceuticals Inc.[a]	21,327	10,879,543
Regulus Therapeutics Inc.[a,b]	10,302	112,910
Repligen Corp.[a]	8,310	342,954
Retrophin Inc.[a]	10,204	338,263
Rigel Pharmaceuticals Inc.[a]	22,890	73,477

286

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Sage Therapeutics Inc.[a]	3,656	$266,888
Sangamo BioSciences Inc.[a]	20,258	224,661
Sarepta Therapeutics Inc.[a,b]	11,712	356,396
Seattle Genetics Inc.[a,b]	27,015	1,307,526
Sorrento Therapeutics Inc.[a]	7,304	128,696
Spark Therapeutics Inc.[a,b]	2,185	131,690
Spectrum Pharmaceuticals Inc.[a,b]	16,052	109,796
Stemline Therapeutics Inc.[a,b]	2,410	28,366
Synergy Pharmaceuticals Inc.[a,b]	30,148	250,228
Synta Pharmaceuticals Corp.[a]	27,904	62,226
T2 Biosystems Inc.[a]	1,625	26,374
TESARO Inc.[a,b]	5,768	339,101
TG Therapeutics Inc.[a]	8,863	147,037
Threshold Pharmaceuticals Inc.[a]	12,131	49,009
Tobira Therapeutics Inc.[a,b]	463	7,987
Tokai Pharmaceuticals Inc.[a,b]	1,578	20,987
Trevena Inc.[a]	10,704	67,007
TrovaGene Inc.[a]	6,777	68,787
Ultragenyx Pharmaceutical Inc.[a]	9,693	992,466
United Therapeutics Corp.[a]	12,566	2,185,856
Vanda Pharmaceuticals Inc.[a,b]	13,237	167,978
Verastem Inc.[a,b]	6,419	48,399
Versartis Inc.[a]	6,129	93,283
Vertex Pharmaceuticals Inc.[a]	66,217	8,176,475
Vitae Pharmaceuticals Inc.[a]	1,511	21,758
Vital Therapies Inc.[a,b]	4,597	96,997
XBiotech Inc.	1,096	19,816
Xencor Inc.[a]	7,410	162,798
XOMA Corp.[a,b]	24,151	93,706
Zafgen Inc.[a]	4,305	149,082
ZIOPHARM Oncology Inc.[a,b]	28,250	339,000

		224,009,400
BUILDING PRODUCTS — 0.25%
AAON Inc.	11,139	250,850
Advanced Drainage Systems Inc.	8,928	261,858
Allegion PLC	26,915	1,618,668
American Woodmark Corp.[a]	2,906	159,394
AO Smith Corp.	20,509	1,476,238
Apogee Enterprises Inc.	7,741	407,486
Armstrong World Industries Inc.[a]	10,645	567,166
Builders FirstSource Inc.[a]	12,027	154,427
Continental Building Products Inc.[a]	8,264	175,114
Fortune Brands Home & Security Inc.	43,342	1,985,930
Gibraltar Industries Inc.[a]	8,232	167,686
Griffon Corp.	12,212	194,415
Insteel Industries Inc.	4,716	88,189
Lennox International Inc.	10,999	1,184,482
Masco Corp.	94,774	2,527,623
Masonite International Corp.[a]	7,944	556,954
NCI Building Systems Inc.[a]	8,109	122,203
Nortek Inc.[a]	2,233	185,629
Owens Corning	31,992	1,319,670
Patrick Industries Inc.[a]	4,276	162,702
PGT Inc.[a]	15,931	231,159
Ply Gem Holdings Inc.[a,b]	4,221	49,766
Quanex Building Products Corp.	9,923	212,650
Simpson Manufacturing Co. Inc.	10,817	367,778
Trex Co. Inc.[a,b]	9,308	460,094
Universal Forest Products Inc.	5,310	276,279
USG Corp.[a,b]	25,045	696,001

		15,860,411

Security	Shares	Value

CAPITAL MARKETS — 2.24%
Affiliated Managers Group Inc.[a]	14,878	$3,252,331
Ameriprise Financial Inc.	49,312	6,160,548
Arlington Asset Investment Corp. Class Ab	5,776	112,979
Artisan Partners Asset Management Inc.	9,508	441,742
Ashford Inc.[a,b]	227	19,810
Bank of New York Mellon Corp. (The)	304,909	12,797,031
BGC Partners Inc. Class A	46,657	408,249
BlackRock Inc.[c]	34,109	11,801,032
Calamos Asset Management Inc. Class A	5,290	64,802
Charles Schwab Corp. (The)	311,270	10,162,965
CIFC Corp.	1,764	13,989
Cohen & Steers Inc.	4,985	169,889
Cowen Group Inc. Class Aa,b	38,468	246,195
Diamond Hill Investment Group Inc.	772	154,137
E*TRADE Financial Corp.[a]	79,597	2,383,930
Eaton Vance Corp. NVS	32,264	1,262,490
Evercore Partners Inc. Class A	9,730	525,031
Federated Investors Inc. Class B	24,779	829,849
Fifth Street Asset Management Inc.	1,601	16,458
Financial Engines Inc.	14,427	612,859
Franklin Resources Inc.	105,449	5,170,164
GAMCO Investors Inc. Class A	1,781	122,372
Goldman Sachs Group Inc. (The)	117,454	24,523,221
Greenhill & Co. Inc.	7,860	324,854
HFF Inc. Class A	10,465	436,704
Interactive Brokers Group Inc. Class A	15,249	633,748
INTL FCStone Inc.[a]	3,820	126,977
Invesco Ltd.	118,545	4,444,252
Investment Technology Group Inc.	10,362	256,978
Janus Capital Group Inc.	40,136	687,128
KCG Holdings Inc. Class Aa	14,238	175,555
Ladenburg Thalmann Financial Services Inc.[a,b]	28,133	98,465
Lazard Ltd. Class A	34,567	1,944,048
Legg Mason Inc.	26,555	1,368,379
LPL Financial Holdings Inc.[b]	23,533	1,094,049
Medley Management Inc.	1,601	18,956
Moelis & Co. Class A	4,550	130,630
Morgan Stanley	416,772	16,166,586
Northern Trust Corp.	63,447	4,851,158
NorthStar Asset Management Group Inc./New York	53,435	988,013
OM Asset Management PLC	6,498	115,599
Oppenheimer Holdings Inc. Class A	2,773	72,874
Piper Jaffray Companies[a]	4,071	177,658
Pzena Investment Management Inc. Class A	3,035	33,537
Raymond James Financial Inc.	35,191	2,096,680
RCS Capital Corp. Class Ab	12,412	95,076
Safeguard Scientifics Inc.[a]	5,750	111,895
SEI Investments Co.	37,738	1,850,294
State Street Corp.	111,925	8,618,225
Stifel Financial Corp.[a]	17,994	1,038,974
T Rowe Price Group Inc.	71,405	5,550,311
TD Ameritrade Holding Corp.	74,313	2,736,205
Virtu Financial Inc.[a]	4,874	114,442
Virtus Investment Partners Inc.	2,035	269,129
Waddell & Reed Financial Inc. Class A	23,260	1,100,431
Walter Investment Management Corp.[a,b]	9,683	221,450
Westwood Holdings Group Inc.	1,833	109,192
WisdomTree Investments Inc.	30,810	676,742
ZAIS Group Holdings Inc.	1,030	11,227

		139,998,494

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

CHEMICALS — 2.39%
A Schulman Inc.	7,961	$348,055
Air Products & Chemicals Inc.	58,189	7,962,001
Airgas Inc.	18,475	1,954,286
Albemarle Corp.	31,474	1,739,568
American Vanguard Corp.	7,426	102,479
Ashland Inc.	18,816	2,293,670
Axalta Coating Systems Ltd.[a]	27,226	900,636
Axiall Corp.	18,742	675,649
Balchem Corp.	7,954	443,197
Cabot Corp.	17,156	639,747
Calgon Carbon Corp.	15,378	298,026
Celanese Corp. Series A	41,662	2,994,665
CF Industries Holdings Inc.	63,984	4,112,892
Chase Corp.	1,744	69,324
Chemtura Corp.[a,b]	19,616	555,329
Core Molding Technologies Inc.[a]	3,029	69,182
Cytec Industries Inc.	19,656	1,189,778
Dow Chemical Co. (The)	313,438	16,038,622
Eastman Chemical Co.	40,416	3,306,837
Ecolab Inc.	71,778	8,115,938
EI du Pont de Nemours & Co.	246,110	15,738,734
Ferro Corp.[a,b]	19,390	325,364
Flotek Industries Inc.[a,b]	15,071	188,840
FMC Corp.	36,656	1,926,273
FutureFuel Corp.	5,245	67,503
Hawkins Inc.	2,414	97,501
HB Fuller Co.	13,420	545,120
Huntsman Corp.	54,419	1,201,027
Innophos Holdings Inc.	5,909	311,050
Innospec Inc.	6,179	278,302
International Flavors & Fragrances Inc.	22,556	2,465,145
Intrepid Potash Inc.[a,b]	14,433	172,330
KMG Chemicals Inc.	2,098	53,373
Koppers Holdings Inc.	5,722	141,448
Kraton Performance Polymers Inc.[a]	8,787	209,834
Kronos Worldwide Inc.	5,410	59,294
LSB Industries Inc.[a]	5,074	207,222
LyondellBasell Industries NV Class A	104,684	10,836,888
Minerals Technologies Inc.	9,640	656,773
Monsanto Co.	129,440	13,797,010
Mosaic Co. (The)	94,572	4,430,698
NewMarket Corp.	2,423	1,075,545
Olin Corp.	21,489	579,129
OM Group Inc.	8,789	295,310
OMNOVA Solutions Inc.[a]	12,344	92,457
Platform Specialty Products Corp.[a]	32,546	832,527
PolyOne Corp.	25,080	982,384
PPG Industries Inc.	73,909	8,478,840
Praxair Inc.	78,384	9,370,807
Quaker Chemical Corp.	3,390	301,168
Rayonier Advanced Materials Inc.	11,300	183,738
Rentech Inc.[a]	48,306	51,687
RPM International Inc.	36,850	1,804,545
Scotts Miracle-Gro Co. (The) Class A	12,349	731,184
Senomyx Inc.[a]	11,465	61,452
Sensient Technologies Corp.	13,441	918,558
Sherwin-Williams Co. (The)	22,106	6,079,592
Sigma-Aldrich Corp.	32,576	4,539,466
Stepan Co.	5,065	274,067
Trecora Resources[a,b]	5,337	80,589
Tredegar Corp.	6,410	141,725

Security	Shares	Value

Trinseo SAa,b	3,093	$83,016
Tronox Ltd. Class A	16,573	242,463
Valhi Inc.	5,192	29,387
Valspar Corp. (The)	22,838	1,868,605
Westlake Chemical Corp.	11,659	799,691
WR Grace & Co.[a]	19,783	1,984,235

		149,401,777
COMMERCIAL SERVICES & SUPPLIES — 0.62%
ABM Industries Inc.	14,412	473,722
ACCO Brands Corp.[a]	30,398	236,192
ADT Corp. (The)[b]	47,025	1,578,629
ARC Document Solutions Inc.[a]	9,828	74,791
Brady Corp. Class A	12,277	303,733
Brink’s Co. (The)	12,823	377,381
Casella Waste Systems Inc. Class Aa	10,042	56,336
CECO Environmental Corp.	3,666	41,536
Cintas Corp.	25,938	2,194,095
Civeo Corp.	25,332	77,769
Clean Harbors Inc.[a]	16,257	873,651
Copart Inc.[a]	34,206	1,213,629
Covanta Holding Corp.	29,276	620,358
Deluxe Corp.	13,786	854,732
Ennis Inc.	7,118	132,324
Essendant Inc.	10,968	430,494
G&K Services Inc. Class A	5,041	348,535
Healthcare Services Group Inc.	20,145	665,792
Heritage-Crystal Clean Inc.[a,b]	2,071	30,444
Herman Miller Inc.	15,782	456,573
HNI Corp.	12,236	625,871
InnerWorkings Inc.[a]	11,938	79,626
Interface Inc.	19,104	478,555
KAR Auction Services Inc.	37,630	1,407,362
Kimball International Inc. Class B	8,850	107,616
Knoll Inc.	12,930	323,638
Matthews International Corp. Class A	8,289	440,477
McGrath RentCorp	6,756	205,585
Mobile Mini Inc.[b]	12,541	527,224
MSA Safety Inc.	8,362	405,641
Multi-Color Corp.	3,710	236,995
NL Industries Inc.[a]	1,802	13,353
Pitney Bowes Inc.	54,192	1,127,736
Quad/Graphics Inc.	6,911	127,923
Republic Services Inc.	65,920	2,582,086
Rollins Inc.	25,832	736,987
RR Donnelley & Sons Co.	55,990	975,906
SP Plus Corp.[a]	4,165	108,748
Steelcase Inc. Class A	22,724	429,711
Stericycle Inc.[a]	23,367	3,129,075
Team Inc.[a]	5,334	214,694
Tetra Tech Inc.	17,091	438,213
TRC Companies Inc.[a]	7,232	73,405
Tyco International PLC	115,217	4,433,550
U.S. Ecology Inc.	5,820	283,550
UniFirst Corp./MA	3,926	439,123
Viad Corp.	5,336	144,659
Waste Connections Inc.	33,304	1,569,285
Waste Management Inc.	124,470	5,769,185
West Corp.	13,962	420,256

		38,896,751

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.48%
ADTRAN Inc.	15,956	$259,285
Aerohive Networks Inc.[a,b]	2,581	18,015
Alliance Fiber Optic Products Inc.	3,121	57,895
Applied Optoelectronics Inc.[a,b]	2,819	48,938
Arista Networks Inc.[a,b]	9,087	742,771
ARRIS Group Inc.[a,b]	36,767	1,125,070
Bel Fuse Inc. Class B	2,971	60,965
Black Box Corp.	4,766	95,320
Brocade Communications Systems Inc.	113,612	1,349,711
CalAmp Corp.[a]	9,173	167,499
Calix Inc.[a]	10,761	81,891
Ciena Corp.[a,b]	32,414	767,564
Cisco Systems Inc.	1,382,718	37,969,436
Clearfield Inc.[a,b]	3,075	48,923
CommScope Holding Co. Inc.[a]	28,393	866,270
Comtech Telecommunications Corp.	4,862	141,241
Digi International Inc.[a]	7,056	67,385
EchoStar Corp. Class Aa	11,702	569,653
EMCORE Corp.[a]	11,112	66,894
Extreme Networks Inc.[a]	25,273	67,984
F5 Networks Inc.[a,b]	19,607	2,359,703
Finisar Corp.[a,b]	28,185	503,666
Harmonic Inc.[a]	27,345	186,766
Harris Corp.	33,601	2,584,253
Infinera Corp.[a]	35,246	739,461
InterDigital Inc./PA	9,760	555,246
Ixia[a]	15,175	188,777
JDS Uniphase Corp.[a]	62,339	721,886
Juniper Networks Inc.	107,346	2,787,776
KVH Industries Inc.[a]	3,946	53,074
Motorola Solutions Inc.	57,232	3,281,683
NETGEAR Inc.[a]	10,204	306,324
Novatel Wireless Inc.[a]	10,243	33,290
Oclaro Inc.[a,b]	25,258	57,083
Palo Alto Networks Inc.[a,b]	19,692	3,440,192
Plantronics Inc.	11,379	640,752
Polycom Inc.[a]	37,503	429,034
QUALCOMM Inc.	443,197	27,757,428
Ruckus Wireless Inc.[a,b]	17,258	178,448
ShoreTel Inc.[a]	22,286	151,099
Sonus Networks Inc.[a]	14,817	102,534
Ubiquiti Networks Inc.	7,962	254,107
ViaSat Inc.[a,b]	11,833	713,057

		92,598,349
CONSTRUCTION & ENGINEERING — 0.20%
AECOM[a]	41,527	1,373,713
Aegion Corp.[a]	10,696	202,582
Ameren Inc. Class Aa	5,377	41,134
Argan Inc.	3,260	131,476
Chicago Bridge & Iron Co. NVb	27,058	1,353,982
Comfort Systems USA Inc.	9,990	229,270
Dycom Industries Inc.[a]	9,048	532,475
EMCOR Group Inc.	18,028	861,197
Fluor Corp.	40,030	2,121,990
Furmanite Corp.[a]	9,812	79,673
Granite Construction Inc.	10,413	369,766
Great Lakes Dredge & Dock Corp.[a]	16,100	95,956
HC2 Holdings Inc.[a]	7,180	64,261
Jacobs Engineering Group Inc.[a]	34,232	1,390,504

Security	Shares	Value

KBR Inc.	40,118	$781,499
MasTec Inc.[a]	18,348	364,575
MYR Group Inc.[a]	5,634	174,429
Northwest Pipe Co.[a,b]	2,678	54,551
NV5 Holdings Inc.[a]	1,390	33,721
Orion Marine Group Inc.[a]	7,121	51,414
Primoris Services Corp.	9,757	193,188
Quanta Services Inc.[a]	57,902	1,668,736
Tutor Perini Corp.[a]	9,708	209,499

		12,379,591
CONSTRUCTION MATERIALS — 0.12%
Eagle Materials Inc.	13,945	1,064,422
Headwaters Inc.[a]	19,704	359,007
Martin Marietta Materials Inc.	18,300	2,589,633
Summit Materials Inc. Class Aa	6,685	170,468
U.S. Concrete Inc.[a,b]	3,663	138,791
U.S. Lime & Minerals Inc.	387	22,492
Vulcan Materials Co.	35,865	3,010,149

		7,354,962
CONSUMER FINANCE — 0.80%
Ally Financial Inc.[a]	130,616	2,929,717
American Express Co.	234,943	18,259,770
Capital One Financial Corp.	148,558	13,068,647
Cash America International Inc.	7,924	207,530
Credit Acceptance Corp.[a,b]	2,281	561,537
Discover Financial Services	120,618	6,950,009
Encore Capital Group Inc.[a,b]	6,325	270,330
Enova International Inc.[a]	7,242	135,281
Ezcorp Inc. Class Aa,b	12,950	96,218
First Cash Financial Services Inc.[a]	7,759	353,733
Green Dot Corp. Class Aa	12,960	247,795
JG Wentworth Co. (The) Class Aa	3,899	35,871
Navient Corp.	108,342	1,972,908
Nelnet Inc. Class A	6,363	275,581
PRA Group Inc.[a,b]	13,391	834,393
Regional Management Corp.[a]	1,355	24,200
Santander Consumer USA Holdings Inc.	23,258	594,707
SLM Corp.[a]	118,811	1,172,665
Springleaf Holdings Inc.[a,b]	14,026	643,934
Synchrony Financial[a]	34,582	1,138,785
World Acceptance Corp.[a,b]	2,455	151,007

		49,924,618
CONTAINERS & PACKAGING — 0.37%
AEP Industries Inc.[a]	1,118	61,714
AptarGroup Inc.	18,015	1,148,817
Avery Dennison Corp.	25,701	1,566,219
Ball Corp.	38,020	2,667,103
Bemis Co. Inc.	27,920	1,256,679
Berry Plastics Group Inc.[a]	32,258	1,045,159
Crown Holdings Inc.[a]	37,397	1,978,675
Graphic Packaging Holding Co.	87,985	1,225,631
Greif Inc. Class A	8,377	300,315
MeadWestvaco Corp.	45,297	2,137,565
Myers Industries Inc.	7,174	136,306
Owens-Illinois Inc.[a]	44,040	1,010,278
Packaging Corp. of America	26,438	1,652,111
Rock-Tenn Co. Class A	38,289	2,304,998

289

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Sealed Air Corp.	57,139	$2,935,802
Silgan Holdings Inc.	11,873	626,419
Sonoco Products Co.	27,205	1,166,006

		23,219,797
DISTRIBUTORS — 0.12%
Core-Mark Holding Co. Inc.	6,176	365,928
Fenix Parts Inc.[a]	3,751	37,585
Genuine Parts Co.	41,379	3,704,662
LKQ Corp.[a]	81,827	2,474,858
Pool Corp.	12,774	896,479
VOXX International Corp.[a]	4,811	39,835
Weyco Group Inc.	1,784	53,199

		7,572,546
DIVERSIFIED CONSUMER SERVICES — 0.19%
2U Inc.[a]	6,284	202,282
American Public Education Inc.[a,b]	4,943	127,134
Apollo Education Group Inc.[a]	25,995	334,816
Ascent Capital Group Inc. Class Aa	3,852	164,634
Bridgepoint Education Inc.[a,b]	4,741	45,324
Bright Horizons Family Solutions Inc.[a,b]	10,048	580,774
Cambium Learning Group Inc.[a]	3,532	15,082
Capella Education Co.	2,977	159,776
Career Education Corp.[a]	24,496	80,837
Carriage Services Inc.	4,254	101,585
Chegg Inc.[a,b]	19,526	153,084
Collectors Universe Inc.	1,865	37,188
DeVry Education Group Inc.	16,801	503,694
Graham Holdings Co. Class B	940	1,010,547
Grand Canyon Education Inc.[a]	12,194	517,026
H&R Block Inc.	75,095	2,226,567
Houghton Mifflin Harcourt Co.[a]	36,957	931,316
K12 Inc.[a]	9,576	121,136
Liberty Tax Inc.	1,208	29,898
LifeLock Inc.[a,b]	25,630	420,332
Regis Corp.[a]	12,810	201,886
Service Corp. International/U.S.	55,084	1,621,122
ServiceMaster Global Holdings Inc.[a]	27,739	1,003,320
Sotheby’s	16,434	743,474
Steiner Leisure Ltd.[a]	4,108	220,928
Strayer Education Inc.[a,b]	3,164	136,368
Universal Technical Institute Inc.	5,790	49,794
Weight Watchers International Inc.[a,b]	7,146	34,658

		11,774,582
DIVERSIFIED FINANCIAL SERVICES — 1.74%
Berkshire Hathaway Inc. Class Ba	505,597	68,816,808
CBOE Holdings Inc.	23,310	1,333,798
CME Group Inc./IL	87,083	8,103,944
FNFV Group[a]	24,230	372,657
GAIN Capital Holdings Inc.	10,826	103,497
Intercontinental Exchange Inc.	30,262	6,766,886
Leucadia National Corp.	89,332	2,168,981
MarketAxess Holdings Inc.	10,686	991,340
Marlin Business Services Corp.	2,238	37,777
McGraw Hill Financial Inc.	74,092	7,442,541
Moody’s Corp.	48,261	5,210,258
MSCI Inc.	31,485	1,937,902
NASDAQ OMX Group Inc. (The)	31,608	1,542,786

Security	Shares	Value

NewStar Financial Inc.[a,b]	7,026	$77,286
On Deck Capital Inc.[a,b]	3,117	36,095
PHH Corp.[a]	15,211	395,942
PICO Holdings Inc.[a]	6,141	90,396
Resource America Inc. Class A	3,232	27,181
Tiptree Financial Inc.	12,084	87,609
Voya Financial Inc.	62,106	2,886,066

		108,429,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.87%
8x8 Inc.[a,b]	25,713	230,389
AT&T Inc.	1,411,839	50,148,521
Atlantic Tele-Network Inc.	2,351	162,407
CenturyLink Inc.	153,268	4,503,014
Cincinnati Bell Inc.[a]	52,901	202,082
Cogent Communications Holdings Inc.	12,698	429,700
Consolidated Communications Holdings Inc.	13,454	282,669
Fairpoint Communications Inc.[a,b]	5,752	104,801
Frontier Communications Corp.	269,523	1,334,139
General Communication Inc. Class Aa	9,906	168,501
Globalstar Inc.[a,b]	126,404	266,713
Hawaiian Telcom Holdco Inc.[a,b]	2,813	73,419
IDT Corp. Class B	4,065	73,495
inContact Inc.[a]	14,947	147,527
Inteliquent Inc.	8,000	147,200
Intelsat SAa	6,021	59,728
Iridium Communications Inc.[a,b]	25,604	232,740
Level 3 Communications Inc.[a]	78,508	4,135,016
Lumos Networks Corp.	3,968	58,687
ORBCOMM Inc.[a,b]	21,447	144,767
Pacific DataVision Inc.[a]	3,370	141,978
Premiere Global Services Inc.[a]	13,402	137,907
Straight Path Communications Inc. Class Ba	2,333	76,499
Verizon Communications Inc.	1,108,832	51,682,660
Vonage Holdings Corp.[a]	54,088	265,572
Windstream Holdings Inc.[b]	27,716	176,828
Zayo Group Holdings Inc.[a]	38,781	997,447

		116,384,406
ELECTRIC UTILITIES — 1.46%
ALLETE Inc.	13,213	612,951
American Electric Power Co. Inc.	133,327	7,062,331
Cleco Corp.	16,412	883,786
Duke Energy Corp.	188,011	13,277,337
Edison International	88,624	4,925,722
El Paso Electric Co.	10,826	375,229
Empire District Electric Co. (The)	11,337	247,147
Entergy Corp.	48,632	3,428,556
Eversource Energy	85,835	3,897,767
Exelon Corp.	235,640	7,403,809
FirstEnergy Corp.	114,441	3,725,055
Genie Energy Ltd. Class B	3,404	35,640
Great Plains Energy Inc.	41,327	998,460
Hawaiian Electric Industries Inc.	29,291	870,822
IDACORP Inc.	13,419	753,343
ITC Holdings Corp.	43,387	1,396,194
MGE Energy Inc.	9,324	361,119
NextEra Energy Inc.	120,676	11,829,868
OGE Energy Corp.	53,592	1,531,124
Otter Tail Corp.	9,864	262,382
Pepco Holdings Inc.	67,463	1,817,453

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Pinnacle West Capital Corp.	29,833	$1,697,199
PNM Resources Inc.	22,235	546,981
Portland General Electric Co.	22,478	745,371
PPL Corp.	180,894	5,330,946
Southern Co. (The)	246,768	10,339,579
Spark Energy Inc. Class A	815	12,844
UIL Holdings Corp.	15,704	719,557
Unitil Corp.	3,769	124,452
Westar Energy Inc.	36,546	1,250,604
Xcel Energy Inc.	138,228	4,448,177

		90,911,805
ELECTRICAL EQUIPMENT — 0.61%
Acuity Brands Inc.	11,894	2,140,682
Allied Motion Technologies Inc.	1,697	38,115
AMETEK Inc.	66,840	3,661,495
AZZ Inc.	6,821	353,328
Babcock & Wilcox Co. (The)	30,172	989,642
Eaton Corp. PLC	126,992	8,570,690
Emerson Electric Co.	181,694	10,071,298
Encore Wire Corp.	5,611	248,511
EnerSys	11,911	837,224
Enphase Energy Inc.[a,b]	7,172	54,579
Franklin Electric Co. Inc.	12,728	411,496
FuelCell Energy Inc.[a,b]	63,660	62,190
Generac Holdings Inc.[a,b]	18,511	735,812
General Cable Corp.	13,342	263,238
GrafTech International Ltd.[a]	31,806	157,758
Hubbell Inc. Class B	16,005	1,733,021
LSI Industries Inc.	5,128	47,896
Plug Power Inc.[a,b]	45,089	110,468
Polypore International Inc.[a,b]	12,463	746,284
Powell Industries Inc.	2,359	82,966
Power Solutions International Inc.[a,b]	1,404	75,844
PowerSecure International Inc.[a,b]	5,091	75,143
Preformed Line Products Co.	703	26,517
Regal Beloit Corp.	12,094	877,904
Rockwell Automation Inc.	36,587	4,560,204
Solarcity Corp.[a,b]	15,961	854,712
Thermon Group Holdings Inc.[a]	9,620	231,553
Vicor Corp.[a]	5,153	62,815

		38,081,385
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
Agilysys Inc.[a,b]	3,944	36,206
Amphenol Corp. Class A	83,988	4,868,784
Anixter International Inc.[a]	7,240	471,686
Arrow Electronics Inc.[a]	26,892	1,500,574
Avnet Inc.	36,927	1,518,069
AVX Corp.	13,015	175,182
Badger Meter Inc.	3,925	249,198
Belden Inc.	11,720	952,016
Benchmark Electronics Inc.[a]	15,425	335,956
CDW Corp./DE	35,668	1,222,699
Checkpoint Systems Inc.	10,945	111,420
Cognex Corp.	24,375	1,172,437
Coherent Inc.[a]	7,359	467,149
Control4 Corp.[a]	3,144	27,950
Corning Inc.	342,167	6,750,955
CTS Corp.	9,065	174,683
Daktronics Inc.	9,811	116,358

Security	Shares	Value

Dolby Laboratories Inc. Class A	13,554	$537,823
DTS Inc./CAa	4,931	150,346
Electro Rent Corp.	5,158	56,016
Fabrinet[a,b]	10,152	190,147
FARO Technologies Inc.[a,b]	4,641	216,735
FEI Co.	11,212	929,811
FLIR Systems Inc.	38,160	1,176,091
GSI Group Inc.[a]	7,901	118,752
II-VI Inc.[a]	14,182	269,174
Ingram Micro Inc. Class Aa	43,767	1,095,488
Insight Enterprises Inc.[a]	11,942	357,185
InvenSense Inc.[a,b]	19,059	287,791
IPG Photonics Corp.[a,b]	9,489	808,226
Itron Inc.[a]	10,809	372,262
Jabil Circuit Inc.	54,471	1,159,688
Keysight Technologies Inc.[a]	46,183	1,440,448
Kimball Electronics Inc.[a]	6,645	96,951
Knowles Corp.[a,b]	23,019	416,644
Littelfuse Inc.	5,858	555,866
Mercury Systems Inc.[a]	8,242	120,663
Mesa Laboratories Inc.	755	67,119
Methode Electronics Inc.	10,162	278,947
MTS Systems Corp.	4,283	295,313
Multi-Fineline Electronix Inc.[a]	2,326	50,846
National Instruments Corp.	30,346	893,993
Newport Corp.[a]	10,329	195,838
OSI Systems Inc.[a]	5,296	374,904
Park Electrochemical Corp.	5,678	108,790
PC Connection Inc.	2,386	59,030
Plexus Corp.[a]	9,354	410,453
RealD Inc.[a]	11,894	146,653
Rofin-Sinar Technologies Inc.[a]	7,711	212,824
Rogers Corp.[a]	4,614	305,170
Sanmina Corp.[a]	22,096	445,455
ScanSource Inc.[a]	7,367	280,388
SYNNEX Corp.	7,932	580,543
Tech Data Corp.[a]	10,151	584,292
Trimble Navigation Ltd.[a,b]	70,294	1,649,097
TTM Technologies Inc.[a]	15,118	151,029
Universal Display Corp.[a,b]	10,764	556,822
Vishay Intertechnology Inc.	35,527	414,955
Vishay Precision Group Inc.[a]	3,212	48,373
Zebra Technologies Corp. Class Aa	13,988	1,553,367

		40,171,630
ENERGY EQUIPMENT & SERVICES — 1.29%
Atwood Oceanics Inc.	17,292	457,200
Baker Hughes Inc.	118,742	7,326,381
Basic Energy Services Inc.[a,b]	8,281	62,522
Bristow Group Inc.	9,701	517,063
C&J Energy Services Ltd.[a]	17,175	226,710
Cameron International Corp.[a]	52,486	2,748,692
CARBO Ceramics Inc.[b]	5,268	219,307
Diamond Offshore Drilling Inc.[b]	18,313	472,659
Dresser-Rand Group Inc.[a]	21,236	1,808,882
Dril-Quip Inc.[a,b]	10,904	820,526
Ensco PLC Class A	63,393	1,411,762
Era Group Inc.[a]	5,745	117,658
Exterran Holdings Inc.	18,670	609,575
FMC Technologies Inc.[a]	62,779	2,604,701
FMSA Holdings Inc.[a,b]	16,638	136,265
Forum Energy Technologies Inc.[a,b]	16,010	324,683

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Frank’s International NV	9,239	$174,063
Geospace Technologies Corp.[a,b]	3,392	78,186
Gulfmark Offshore Inc. Class A	7,199	83,508
Halliburton Co.	231,015	9,949,816
Helix Energy Solutions Group Inc.[a]	28,506	360,031
Helmerich & Payne Inc.	26,078	1,836,413
Hornbeck Offshore Services Inc.[a,b]	9,436	193,721
Independence Contract Drilling Inc.[a]	2,782	24,676
ION Geophysical Corp.[a]	35,936	38,451
Key Energy Services Inc.[a]	32,786	59,015
Matrix Service Co.[a]	6,942	126,900
McDermott International Inc.[a,b]	63,486	339,015
Nabors Industries Ltd.	89,341	1,289,191
National Oilwell Varco Inc.	105,451	5,091,174
Natural Gas Services Group Inc.[a]	3,191	72,819
Newpark Resources Inc.[a,b]	24,247	197,128
Noble Corp. PLC	65,334	1,005,490
Nordic American Offshore Ltd.[a]	4,916	40,016
North Atlantic Drilling Ltd.[b]	19,204	22,853
Oceaneering International Inc.	26,983	1,257,138
Oil States International Inc.[a]	14,479	539,053
Parker Drilling Co.[a]	32,227	106,994
Patterson-UTI Energy Inc.	38,979	733,390
PHI Inc.[a]	3,663	109,963
Pioneer Energy Services Corp.[a]	16,461	104,363
RigNet Inc.[a]	3,279	100,239
Rowan Companies PLC Class A	33,465	706,446
RPC Inc.	16,465	227,711
Schlumberger Ltd.	345,205	29,753,219
SEACOR Holdings Inc.[a,b]	5,343	379,032
Seadrill Ltd.[b]	101,865	1,053,284
Seventy Seven Energy Inc.[a,b]	10,149	43,539
Superior Energy Services Inc.	42,531	894,852
Tesco Corp.	8,193	89,304
TETRA Technologies Inc.[a]	21,167	135,045
Tidewater Inc.[b]	13,283	301,923
U.S. Silica Holdings Inc.[b]	14,449	424,223
Unit Corp.[a]	13,081	354,757
Weatherford International PLC[a]	210,118	2,578,148

		80,739,675
FOOD & STAPLES RETAILING — 2.01%
Andersons Inc. (The)	7,489	292,071
Casey’s General Stores Inc.	10,257	982,005
Chefs’ Warehouse Inc. (The)[a,b]	6,072	128,969
Costco Wholesale Corp.	119,617	16,155,472
CVS Health Corp.	306,763	32,173,304
Fairway Group Holdings Corp.[a,b]	4,199	14,948
Fresh Market Inc. (The)[a,b]	11,045	354,986
Ingles Markets Inc. Class A	3,279	156,638
Kroger Co. (The)	133,273	9,663,625
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,014	49,585
PriceSmart Inc.	4,921	448,992
Rite Aid Corp.[a]	270,941	2,262,357
Smart & Final Stores Inc.[a]	7,495	133,936
SpartanNash Co.	9,875	321,333
Sprouts Farmers Market Inc.[a,b]	41,440	1,118,051
SUPERVALU Inc.[a]	70,366	569,261
Sysco Corp.	161,441	5,828,020
United Natural Foods Inc.[a]	13,193	840,130
Village Super Market Inc. Class A	1,376	43,606
Wal-Mart Stores Inc.	429,446	30,460,605

Security	Shares	Value

Walgreens Boots Alliance Inc.	233,734	$19,736,499
Weis Markets Inc.	3,002	126,534
Whole Foods Market Inc.	97,407	3,841,732

		125,702,659
FOOD PRODUCTS — 1.65%
Alico Inc.	956	43,364
Arcadia Biosciences Inc.[a]	2,211	14,084
Archer-Daniels-Midland Co.	169,101	8,154,050
B&G Foods Inc.	16,387	467,521
Boulder Brands Inc.[a,b]	15,900	110,346
Bunge Ltd.	39,043	3,427,975
Cal-Maine Foods Inc.	9,143	477,265
Calavo Growers Inc.	4,528	235,139
Campbell Soup Co.	47,194	2,248,794
ConAgra Foods Inc.	115,970	5,070,208
Darling Ingredients Inc.[a]	45,651	669,244
Dean Foods Co.	26,923	435,345
Diamond Foods Inc.[a]	6,232	195,560
Farmer Bros. Co.[a]	1,823	42,840
Flowers Foods Inc.	48,448	1,024,675
Fresh Del Monte Produce Inc.	10,236	395,724
Freshpet Inc.[a]	6,606	122,872
General Mills Inc.	162,061	9,030,039
Hain Celestial Group Inc. (The)[a,b]	27,981	1,842,829
Hershey Co. (The)	39,607	3,518,290
Hormel Foods Corp.	36,299	2,046,175
Ingredion Inc.	19,379	1,546,638
Inventure Foods Inc.[a]	3,638	36,926
J&J Snack Foods Corp.	3,996	442,237
JM Smucker Co. (The)	32,472	3,520,289
John B Sanfilippo & Son Inc.	2,133	110,703
Kellogg Co.	67,896	4,257,079
Keurig Green Mountain Inc.	35,134	2,692,318
Kraft Foods Group Inc.	160,933	13,701,836
Lancaster Colony Corp.	4,981	452,524
Landec Corp.[a]	6,984	100,779
Lifeway Foods Inc.[a]	1,178	22,606
Limoneira Co.	2,093	46,527
McCormick & Co. Inc./MD	35,440	2,868,868
Mead Johnson Nutrition Co.	55,277	4,987,091
Mondelez International Inc. Class A	442,236	18,193,589
Omega Protein Corp.[a]	5,101	70,139
Pilgrim’s Pride Corp.[b]	16,452	377,902
Pinnacle Foods Inc.	31,542	1,436,423
Post Holdings Inc.[a,b]	14,222	766,992
Sanderson Farms Inc.[b]	6,163	463,211
Seaboard Corp.[a]	73	262,727
Seneca Foods Corp. Class Aa	2,371	65,843
Snyder’s-Lance Inc.	12,942	417,638
Tootsie Roll Industries Inc.[b]	5,533	178,771
TreeHouse Foods Inc.[a]	11,357	920,258
Tyson Foods Inc. Class A	79,603	3,393,476
WhiteWave Foods Co. (The)[a,b]	48,303	2,361,051

		103,266,780
GAS UTILITIES — 0.19%
AGL Resources Inc.	31,972	1,488,616
Atmos Energy Corp.	27,926	1,432,045
Chesapeake Utilities Corp.	4,001	215,454
Laclede Group Inc. (The)	11,677	607,905

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

National Fuel Gas Co.	22,658	$1,334,330
New Jersey Resources Corp.	22,426	617,836
Northwest Natural Gas Co.	7,227	304,835
ONE Gas Inc.	13,860	589,882
Piedmont Natural Gas Co. Inc.	21,995	776,643
Questar Corp.	47,028	983,355
South Jersey Industries Inc.	17,290	427,582
Southwest Gas Corp.	12,385	659,006
UGI Corp.	47,375	1,632,069
WGL Holdings Inc.	13,919	755,662

		11,825,220
HEALTH CARE EQUIPMENT & SUPPLIES — 2.31%
Abaxis Inc.	5,871	302,239
Abbott Laboratories	404,753	19,865,277
ABIOMED Inc.[a,b]	11,381	748,073
Accuray Inc.[a,b]	19,289	130,008
Alere Inc.[a]	23,231	1,225,435
Align Technology Inc.[a]	21,983	1,378,554
Analogic Corp.	3,252	256,583
AngioDynamics Inc.[a]	6,672	109,421
Anika Therapeutics Inc.[a]	4,471	147,677
Antares Pharma Inc.[a,b]	28,453	59,182
AtriCure Inc.[a,b]	7,666	188,890
Atrion Corp.	398	156,139
Baxter International Inc.	148,461	10,381,878
Becton Dickinson and Co.	56,968	8,069,517
Boston Scientific Corp.[a]	364,991	6,460,341
Cantel Medical Corp.	8,653	464,407
Cardiovascular Systems Inc.[a]	8,301	219,561
Cerus Corp.[a,b]	27,322	141,801
CONMED Corp.	7,665	446,640
Cooper Companies Inc. (The)	12,918	2,299,016
Corindus Vascular Robotics Inc.[a]	6,119	21,478
CR Bard Inc.	20,186	3,445,750
CryoLife Inc.	7,326	82,637
Cutera Inc.[a]	4,476	69,288
Cyberonics Inc.[a]	7,350	437,031
Cynosure Inc. Class Aa	7,351	283,602
DENTSPLY International Inc.	38,510	1,985,190
DexCom Inc.[a,b]	21,470	1,717,171
Edwards Lifesciences Corp.[a]	29,245	4,165,365
Endologix Inc.[a,b]	17,211	264,017
Entellus Medical Inc.[a]	1,446	37,408
Exactech Inc.[a,b]	2,208	45,993
GenMark Diagnostics Inc.[a,b]	12,671	114,799
Globus Medical Inc. Class Aa,b	17,650	453,075
Greatbatch Inc.[a]	6,385	344,279
Haemonetics Corp.[a]	13,718	567,376
Halyard Health Inc.[a,b]	12,484	505,602
HeartWare International Inc.[a,b]	4,338	315,329
Hill-Rom Holdings Inc.	15,933	865,640
Hologic Inc.[a]	66,687	2,538,107
ICU Medical Inc.[a]	4,066	388,954
IDEXX Laboratories Inc.[a,b]	25,734	1,650,579
Inogen Inc.[a]	4,121	183,797
Insulet Corp.[a]	14,447	447,640
Integra LifeSciences Holdings Corp.[a,b]	6,666	449,088
Intuitive Surgical Inc.[a,b]	10,007	4,848,391
Invacare Corp.	8,663	187,381
InVivo Therapeutics Holdings Corp.[a]	6,829	110,288
iRadimed Corp.[a]	765	17,802

Security	Shares	Value

K2M Group Holdings Inc.[a,b]	5,280	$126,826
LDR Holding Corp.[a,b]	6,155	266,204
LeMaitre Vascular Inc.	3,230	38,954
Masimo Corp.[a]	13,377	518,225
Medtronic PLC	387,438	28,709,156
Meridian Bioscience Inc.[b]	11,059	206,140
Merit Medical Systems Inc.[a]	11,281	242,993
Natus Medical Inc.[a]	9,669	411,513
Neogen Corp.[a]	9,442	447,928
Nevro Corp.[a]	4,000	215,000
NuVasive Inc.[a]	13,371	633,518
NxStage Medical Inc.[a,b]	16,067	229,517
OraSure Technologies Inc.[a]	14,486	78,080
Orthofix International NVa,b	5,046	167,124
Oxford Immunotec Global PLC[a,b]	3,041	42,118
Quidel Corp.[a,b]	7,784	178,643
ResMed Inc.	38,203	2,153,503
Rockwell Medical Inc.[a,b]	14,745	237,689
RTI Surgical Inc.[a]	15,456	99,846
Second Sight Medical Products Inc.[a,b]	1,079	14,685
Sientra Inc.[a]	1,533	38,678
Sirona Dental Systems Inc.[a]	15,514	1,557,916
Spectranetics Corp. (The)[a,b]	10,874	250,211
St. Jude Medical Inc.	77,314	5,649,334
STAAR Surgical Co.[a,b]	9,854	95,190
STERIS Corp.	16,618	1,070,864
Stryker Corp.	91,697	8,763,482
SurModics Inc.[a]	4,191	98,153
Tandem Diabetes Care Inc.[a]	2,460	26,666
Teleflex Inc.	11,593	1,570,272
Thoratec Corp.[a]	14,156	630,933
Tornier NVa	9,592	239,704
TransEnterix Inc.[a]	7,742	23,226
Unilife Corp.[a,b]	38,298	82,341
Utah Medical Products Inc.	911	54,323
Varian Medical Systems Inc.[a,b]	27,132	2,288,042
Vascular Solutions Inc.[a]	4,404	152,907
Veracyte Inc.[a,b]	1,759	19,595
West Pharmaceutical Services Inc.	19,705	1,144,466
Wright Medical Group Inc.[a,b]	13,377	351,280
Zeltiq Aesthetics Inc.[a,b]	8,484	250,023
Zimmer Biomet Holdings Inc.	46,525	5,081,926

		144,050,890
HEALTH CARE PROVIDERS & SERVICES — 2.94%
AAC Holdings Inc.[a,b]	1,533	66,778
Acadia Healthcare Co. Inc.[a,b]	13,961	1,093,565
Aceto Corp.	7,361	181,301
Addus HomeCare Corp.[a]	1,418	39,505
Adeptus Health Inc. Class Aa,b	1,535	145,810
Aetna Inc.	94,938	12,100,798
Air Methods Corp.[a,b]	10,289	425,347
Alliance HealthCare Services Inc.[a]	1,302	24,334
Almost Family Inc.[a]	2,147	85,687
Amedisys Inc.[a,b]	8,043	319,548
AmerisourceBergen Corp.	59,727	6,351,369
AMN Healthcare Services Inc.[a]	14,338	452,937
AmSurg Corp.[a,b]	13,066	913,967
Anthem Inc.	71,611	11,754,230
Bio-Reference Laboratories Inc.[a]	6,728	277,530
BioScrip Inc.[a,b]	15,724	57,078
BioTelemetry Inc.[a]	7,120	67,142

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Brookdale Senior Living Inc.[a,b]	49,872	$1,730,558
Capital Senior Living Corp.[a,b]	7,710	188,895
Cardinal Health Inc.	89,945	7,523,899
Catamaran Corp.[a]	56,776	3,467,878
Centene Corp.[a]	32,243	2,592,337
Chemed Corp.	5,108	669,659
Cigna Corp.	69,971	11,335,302
Civitas Solutions Inc.[a]	3,136	66,891
Community Health Systems Inc.[a,b]	31,489	1,982,862
CorVel Corp.[a]	3,292	105,410
Cross Country Healthcare Inc.[a]	7,291	92,450
DaVita HealthCare Partners Inc.[a]	48,835	3,880,917
Diplomat Pharmacy Inc.[a,b]	9,677	433,046
Ensign Group Inc. (The)	6,438	328,724
Envision Healthcare Holdings Inc.[a]	50,289	1,985,410
ExamWorks Group Inc.[a,b]	11,534	450,979
Express Scripts Holding Co.[a,b]	198,275	17,634,579
Five Star Quality Care Inc.[a]	9,718	46,646
Genesis Healthcare Inc.[a]	5,102	33,673
Hanger Inc.[a,b]	9,172	214,992
HCA Holdings Inc.[a]	87,164	7,907,518
Health Net Inc./CAa	20,972	1,344,725
HealthEquity Inc.[a,b]	9,655	309,443
HealthSouth Corp.	24,930	1,148,276
Healthways Inc.[a]	8,987	107,664
Henry Schein Inc.[a]	22,734	3,230,956
Humana Inc.	40,721	7,789,113
IPC Healthcare Inc.[a]	4,408	244,159
Kindred Healthcare Inc.	22,944	465,534
Laboratory Corp. of America Holdings[a]	27,704	3,358,279
Landauer Inc.	2,613	93,127
LHC Group Inc.[a]	4,150	158,738
LifePoint Health Inc.[a]	12,630	1,098,179
Magellan Health Inc.[a]	7,299	511,441
McKesson Corp.	63,109	14,187,534
MEDNAX Inc.[a]	25,494	1,889,360
Molina Healthcare Inc.[a,b]	9,480	666,444
National Healthcare Corp.	2,887	187,626
National Research Corp. Class A	2,080	29,557
Nobilis Health Corp.[a]	10,417	70,836
Omnicare Inc.	26,340	2,482,545
Owens & Minor Inc.[b]	17,185	584,290
Patterson Companies Inc.	23,468	1,141,718
PharMerica Corp.[a]	8,052	268,132
Premier Inc.[a,b]	10,594	407,445
Providence Service Corp. (The)[a]	3,359	148,737
Quest Diagnostics Inc.	39,479	2,863,017
RadNet Inc.[a,b]	8,828	59,059
Select Medical Holdings Corp.	28,131	455,722
Surgical Care Affiliates Inc.[a]	5,675	217,807
Team Health Holdings Inc.[a]	19,718	1,288,177
Tenet Healthcare Corp.[a,b]	26,347	1,524,964
Triple-S Management Corp. Class Ba	6,629	170,100
Trupanion Inc.[a,b]	2,240	18,458
U.S. Physical Therapy Inc.	3,216	176,108
UnitedHealth Group Inc.	258,797	31,573,234
Universal American Corp./NYa	10,126	102,475
Universal Health Services Inc. Class B	25,056	3,560,458
VCA Inc.[a]	22,198	1,207,682
WellCare Health Plans Inc.[a]	11,598	983,858

		183,154,528

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.20%
Allscripts Healthcare Solutions Inc.[a]	46,972	$642,577
athenahealth Inc.[a,b]	10,360	1,187,049
Castlight Health Inc.[a,b]	11,604	94,456
Cerner Corp.[a]	81,863	5,653,459
Computer Programs & Systems Inc.	2,993	159,886
Connecture Inc.[a]	1,791	18,913
HealthStream Inc.[a]	7,542	229,428
HMS Holdings Corp.[a,b]	23,223	398,739
Imprivata Inc.[a]	1,614	26,405
IMS Health Holdings Inc.[a]	36,122	1,107,139
Inovalon Holdings Inc.[a,b]	6,866	191,561
MedAssets Inc.[a]	15,785	348,217
Medidata Solutions Inc.[a,b]	15,427	837,995
Merge Healthcare Inc.[a]	15,202	72,970
Omnicell Inc.[a]	11,051	416,733
Press Ganey Holdings Inc.[a]	2,642	75,746
Quality Systems Inc.	14,512	240,464
Veeva Systems Inc.[a,b]	19,063	534,336
Vocera Communications Inc.[a]	5,710	65,379

		12,301,452
HOTELS, RESTAURANTS & LEISURE — 2.06%
Aramark	52,335	1,620,815
Belmond Ltd.[a]	26,496	330,935
Biglari Holdings Inc.[a,b]	433	179,154
BJ’s Restaurants Inc.[a,b]	6,623	320,884
Bloomin’ Brands Inc.	33,388	712,834
Bob Evans Farms Inc./DE	6,670	340,503
Bojangles’ Inc.[a]	2,997	71,508
Boyd Gaming Corp.[a]	21,175	316,566
Bravo Brio Restaurant Group Inc.[a]	5,255	71,205
Brinker International Inc.	17,468	1,007,030
Buffalo Wild Wings Inc.[a]	5,004	784,077
Caesars Acquisition Co. Class Aa,b	12,328	84,817
Caesars Entertainment Corp.[a,b]	13,995	85,649
Carnival Corp.	115,926	5,725,585
Carrols Restaurant Group Inc.[a]	14,204	147,722
Cheesecake Factory Inc. (The)	14,190	773,852
Chipotle Mexican Grill Inc.[a]	8,536	5,164,195
Choice Hotels International Inc.	9,337	506,532
Churchill Downs Inc.	3,449	431,297
Chuy’s Holdings Inc.[a,b]	4,326	115,894
ClubCorp Holdings Inc.	11,659	278,417
Cracker Barrel Old Country Store Inc.	5,154	768,771
Darden Restaurants Inc.	34,473	2,450,341
Dave & Buster’s Entertainment Inc.[a]	6,008	216,829
Del Frisco’s Restaurant Group Inc.[a]	6,275	116,903
Denny’s Corp.[a]	25,919	300,920
Diamond Resorts International Inc.[a,b]	11,566	364,907
DineEquity Inc.	4,292	425,294
Domino’s Pizza Inc.	15,122	1,714,835
Dunkin’ Brands Group Inc.	26,451	1,454,805
El Pollo Loco Holdings Inc.[a,b]	2,204	45,645
Eldorado Resorts Inc.[a]	9,396	73,477
Empire Resorts Inc.[a,b]	4,070	20,716
Extended Stay America Inc.	15,883	298,124
Fiesta Restaurant Group Inc.[a]	7,884	394,200
Habit Restaurants Inc. (The)[a]	3,602	112,707
Hilton Worldwide Holdings Inc.[a]	140,968	3,883,668
Hyatt Hotels Corp. Class Aa	9,258	524,836

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

International Game Technology PLC[a]	25,214	$447,801
International Speedway Corp. Class A	7,386	270,845
Interval Leisure Group Inc.	10,372	237,000
Intrawest Resorts Holdings Inc.[a]	3,635	42,239
Isle of Capri Casinos Inc.[a]	5,986	108,646
Jack in the Box Inc.	10,810	953,010
Jamba Inc.[a,b]	3,777	58,506
Kona Grill Inc.[a]	3,447	66,906
Krispy Kreme Doughnuts Inc.[a]	19,396	373,567
La Quinta Holdings Inc.[a]	25,158	574,860
Las Vegas Sands Corp.	99,394	5,225,143
Marcus Corp. (The)	5,330	102,229
Marriott International Inc./MD Class A	57,611	4,285,682
Marriott Vacations Worldwide Corp.	7,802	715,833
McDonald’s Corp.	260,595	24,774,767
MGM Resorts International[a]	120,710	2,202,957
Monarch Casino & Resort Inc.[a]	2,298	47,247
Morgans Hotel Group Co.[a]	5,862	39,510
Noodles & Co.[a,b]	3,404	49,698
Norwegian Cruise Line Holdings Ltd.[a]	35,600	1,995,024
Panera Bread Co. Class Aa	7,011	1,225,312
Papa John’s International Inc.	8,583	648,961
Papa Murphy’s Holdings Inc.[a]	1,584	32,820
Penn National Gaming Inc.[a]	23,626	433,537
Pinnacle Entertainment Inc.[a]	14,372	535,788
Popeyes Louisiana Kitchen Inc.[a]	6,636	398,094
Potbelly Corp.[a]	7,847	96,126
Red Robin Gourmet Burgers Inc.[a]	3,973	340,963
Royal Caribbean Cruises Ltd.	46,672	3,672,620
Ruby Tuesday Inc.[a]	17,154	107,556
Ruth’s Hospitality Group Inc.	9,258	149,239
Scientific Games Corp. Class Aa,b	12,814	199,130
SeaWorld Entertainment Inc.[b]	18,270	336,899
Shake Shack Inc. Class Aa,b	1,545	93,117
Six Flags Entertainment Corp.	19,591	878,656
Sonic Corp.	15,838	456,134
Speedway Motorsports Inc.	3,103	70,283
Starbucks Corp.	407,946	21,872,025
Starwood Hotels & Resorts Worldwide Inc.	46,459	3,767,360
Texas Roadhouse Inc.	19,146	716,635
Vail Resorts Inc.	9,782	1,068,194
Wendy’s Co. (The)	75,434	850,896
Wyndham Worldwide Corp.	32,676	2,676,491
Wynn Resorts Ltd.	21,999	2,170,641
Yum! Brands Inc.	117,558	10,589,625
Zoe’s Kitchen Inc.[a,b]	5,077	207,852

		128,402,873
HOUSEHOLD DURABLES — 0.61%
Bassett Furniture Industries Inc.	2,681	76,167
Beazer Homes USA Inc.[a]	6,671	133,086
Cavco Industries Inc.[a]	2,640	199,162
Century Communities Inc.[a]	4,373	88,028
CSS Industries Inc.	2,697	81,584
DR Horton Inc.	89,406	2,446,148
Ethan Allen Interiors Inc.	6,634	174,740
Flexsteel Industries Inc.	1,187	51,148
Garmin Ltd.	32,861	1,443,584
GoPro Inc.[a,b]	24,140	1,272,661
Green Brick Partners Inc.[a]	3,905	42,760
Harman International Industries Inc.	19,391	2,306,366
Helen of Troy Ltd.[a]	8,218	801,173

Security	Shares	Value

Hooker Furniture Corp.	2,749	$69,027
Hovnanian Enterprises Inc. Class Aa,b	27,555	73,296
Installed Building Products Inc.[a]	5,320	130,234
iRobot Corp.[a,b]	7,345	234,159
Jarden Corp.[a]	52,726	2,728,570
KB Home	21,473	356,452
La-Z-Boy Inc.	13,986	368,391
Leggett & Platt Inc.	37,934	1,846,627
Lennar Corp. Class A	47,279	2,413,120
Lennar Corp. Class B	2,476	106,765
LGI Homes Inc.[a]	4,350	86,043
Libbey Inc.	5,410	223,595
Lifetime Brands Inc.	2,343	34,606
M/I Homes Inc.[a,b]	5,755	141,976
MDC Holdings Inc.	10,263	307,582
Meritage Homes Corp.[a]	11,273	530,846
Mohawk Industries Inc.[a]	16,746	3,196,811
NACCO Industries Inc. Class A	1,402	85,186
New Home Co. Inc. (The)[a,b]	2,258	38,905
Newell Rubbermaid Inc.	73,052	3,003,168
NVR Inc.[a]	1,129	1,512,860
PulteGroup Inc.	99,127	1,997,409
Ryland Group Inc. (The)	12,731	590,336
Skullcandy Inc.[a]	4,316	33,104
Standard Pacific Corp.[a]	39,895	355,464
Taylor Morrison Home Corp. Class Aa	8,481	172,673
Tempur Sealy International Inc.[a]	17,231	1,135,523
Toll Brothers Inc.[a]	48,115	1,837,512
TRI Pointe Homes Inc.[a]	43,818	670,415
Tupperware Brands Corp.	13,363	862,448
Universal Electronics Inc.[a]	3,978	198,264
WCI Communities Inc.[a]	3,880	94,633
Whirlpool Corp.	21,172	3,663,815
William Lyon Homes Class Aa	3,735	95,877
ZAGG Inc.[a]	8,028	63,582

		38,375,881
HOUSEHOLD PRODUCTS — 1.52%
Central Garden & Pet Co. Class Aa	10,328	117,842
Church & Dwight Co. Inc.	35,581	2,886,687
Clorox Co. (The)	35,344	3,676,483
Colgate-Palmolive Co.	245,929	16,086,216
Energizer Holdings Inc.	16,777	2,207,014
HRG Group Inc.[a]	22,231	289,003
Kimberly-Clark Corp.	98,989	10,489,864
Oil-Dri Corp. of America	1,266	38,461
Orchids Paper Products Co.	1,640	39,475
Procter & Gamble Co. (The)	737,592	57,709,198
Spectrum Brands Holdings Inc.	7,121	726,271
WD-40 Co.	4,285	373,481

		94,639,995
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.16%
Abengoa Yield PLC	13,140	411,545
AES Corp./VA	186,019	2,466,612
Atlantic Power Corp.	30,861	95,052
Calpine Corp.[a]	101,231	1,821,146
Dynegy Inc.[a]	35,325	1,033,256
NRG Energy Inc.	90,922	2,080,295
NRG Yield Inc. Class Ab	9,089	199,867
NRG Yield Inc. Class Cb	9,112	199,462

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Ormat Technologies Inc.	10,800	$406,944
Pattern Energy Group Inc.	12,937	367,152
Talen Energy Corp.[a]	22,594	387,713
TerraForm Power Inc.	13,730	521,465
Vivint Solar Inc.[a,b]	5,526	67,252

		10,057,761
INDUSTRIAL CONGLOMERATES — 1.93%
3M Co.	172,460	26,610,578
Carlisle Companies Inc.	17,715	1,773,626
Danaher Corp.	168,238	14,399,490
General Electric Co.	2,739,097	72,777,807
Raven Industries Inc.	9,839	200,027
Roper Technologies Inc.	27,123	4,677,633

		120,439,161
INSURANCE — 2.95%
ACE Ltd.	88,792	9,028,371
Aflac Inc.	117,962	7,337,236
Alleghany Corp.[a]	4,350	2,039,106
Allied World Assurance Co. Holdings AG	25,949	1,121,516
Allstate Corp. (The)	112,033	7,267,581
Ambac Financial Group Inc.[a]	10,474	174,287
American Equity Investment Life Holding Co.	19,484	525,678
American Financial Group Inc./OH	19,549	1,271,467
American International Group Inc.	362,515	22,410,677
American National Insurance Co.	1,952	199,729
AMERISAFE Inc.	4,900	230,594
AmTrust Financial Services Inc.[b]	10,327	676,522
Aon PLC	76,678	7,643,263
Arch Capital Group Ltd.[a]	34,652	2,320,298
Argo Group International Holdings Ltd.	8,476	472,113
Arthur J Gallagher & Co.	45,355	2,145,292
Aspen Insurance Holdings Ltd.	16,426	786,805
Assurant Inc.	18,465	1,237,155
Assured Guaranty Ltd.	42,205	1,012,498
Atlas Financial Holdings Inc.[a]	3,103	61,533
Axis Capital Holdings Ltd.	28,647	1,528,890
Baldwin & Lyons Inc. Class B	2,389	54,995
Brown & Brown Inc.	31,499	1,035,057
Chubb Corp. (The)	62,464	5,942,825
Cincinnati Financial Corp.	45,352	2,275,763
Citizens Inc./TXa,b	10,384	77,465
CNA Financial Corp.	7,165	273,775
CNO Financial Group Inc.	55,491	1,018,260
Crawford & Co. Class B	6,849	57,737
Donegal Group Inc. Class A	2,039	31,054
eHealth Inc.[a]	5,649	71,686
EMC Insurance Group Inc.	1,771	44,399
Employers Holdings Inc.	7,714	175,725
Endurance Specialty Holdings Ltd.	11,783	774,143
Enstar Group Ltd.[a]	2,575	398,996
Erie Indemnity Co. Class A	6,654	546,094
Everest Re Group Ltd.	12,434	2,263,112
FBL Financial Group Inc. Class A	2,655	153,247
Federated National Holding Co.	3,052	73,858
Fidelity & Guaranty Life	3,617	85,470
First American Financial Corp.	28,578	1,063,387
FNF Group	75,955	2,809,575
Genworth Financial Inc. Class Aa	132,939	1,006,348
Global Indemnity PLC[a]	2,792	78,399

Security	Shares	Value

Greenlight Capital Re Ltd. Class Aa	7,640	$222,859
Hallmark Financial Services Inc.[a]	3,896	44,336
Hanover Insurance Group Inc. (The)	12,115	896,873
Hartford Financial Services Group Inc. (The)	114,168	4,745,964
HCC Insurance Holdings Inc.	26,018	1,999,223
HCI Group Inc.	3,276	144,832
Heritage Insurance Holdings Inc.[a,b]	6,410	147,366
Horace Mann Educators Corp.	10,797	392,795
Independence Holding Co.	2,114	27,884
Infinity Property & Casualty Corp.	3,151	238,972
James River Group Holdings Ltd.	2,978	77,041
Kansas City Life Insurance Co.	1,110	50,738
Kemper Corp.	11,510	443,711
Lincoln National Corp.	68,790	4,073,744
Loews Corp.	84,640	3,259,486
Maiden Holdings Ltd.	13,790	217,606
Markel Corp.[a]	3,835	3,070,608
Marsh & McLennan Companies Inc.	145,964	8,276,159
MBIA Inc.[a,b]	38,110	229,041
Meadowbrook Insurance Group Inc.	13,462	115,773
Mercury General Corp.	5,805	323,048
MetLife Inc.	255,889	14,327,225
Montpelier Re Holdings Ltd.	10,104	399,108
National General Holdings Corp.	9,588	199,718
National Interstate Corp.	1,724	47,100
National Western Life Insurance Co. Class A	650	155,669
Navigators Group Inc. (The)[a]	2,743	212,747
Old Republic International Corp.	70,045	1,094,803
OneBeacon Insurance Group Ltd. Class A	6,123	88,845
PartnerRe Ltd.	12,922	1,660,477
Patriot National Inc.[a]	2,259	36,144
Primerica Inc.	14,023	640,711
Principal Financial Group Inc.	80,360	4,121,664
ProAssurance Corp.	14,976	692,041
Progressive Corp. (The)	159,514	4,439,275
Prudential Financial Inc.	123,159	10,778,876
Reinsurance Group of America Inc.	18,651	1,769,420
RenaissanceRe Holdings Ltd.	12,468	1,265,627
RLI Corp.	11,518	591,910
Safety Insurance Group Inc.	4,517	260,676
Selective Insurance Group Inc.	14,824	415,813
StanCorp Financial Group Inc.	11,967	904,825
State Auto Financial Corp.	4,102	98,243
State National Companies Inc.	7,010	75,918
Stewart Information Services Corp.	5,349	212,890
Symetra Financial Corp.	20,907	505,322
Third Point Reinsurance Ltd.[a]	22,498	331,846
Torchmark Corp.	34,285	1,996,073
Travelers Companies Inc. (The)	86,646	8,375,202
United Fire Group Inc.	5,350	175,266
United Insurance Holdings Corp.	4,477	69,573
Universal Insurance Holdings Inc.	7,750	187,550
Unum Group	67,835	2,425,101
Validus Holdings Ltd.	22,706	998,837
White Mountains Insurance Group Ltd.	1,700	1,113,398
WR Berkley Corp.	27,081	1,406,316
XL Group PLC	83,854	3,119,369

		183,993,618
INTERNET & CATALOG RETAIL — 1.40%
1-800-Flowers.com Inc. Class Aa,b	6,896	72,132
Amazon.com Inc.[a]	103,617	44,979,103

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Blue Nile Inc.[a,b]	3,283	$99,770
Etsy Inc.[a]	4,957	69,646
EVINE Live Inc.[a,b]	10,506	28,261
Expedia Inc.	26,813	2,932,002
FTD Companies Inc.[a,b]	4,877	137,483
Groupon Inc.[a]	129,435	651,058
HSN Inc.	9,090	638,027
Lands’ End Inc.[a,b]	4,042	100,363
Liberty Interactive Corp. QVC Group Series Aa	128,484	3,565,431
Liberty TripAdvisor Holdings Inc. Class Aa	19,730	635,701
Liberty Ventures Series Aa	38,532	1,513,152
Netflix Inc.[a]	16,421	10,787,612
NutriSystem Inc.	7,748	192,770
Orbitz Worldwide Inc.[a,b]	29,779	340,076
Overstock.com Inc.[a]	3,053	68,815
PetMed Express Inc.	5,320	91,876
Priceline Group Inc. (The)[a]	14,095	16,228,560
Shutterfly Inc.[a,b]	10,194	487,375
Travelport Worldwide Ltd.[b]	28,217	388,830
TripAdvisor Inc.[a]	30,140	2,626,400
Wayfair Inc. Class Aa	5,271	198,400
zulily Inc. Class Aa,b	17,350	226,244

		87,059,087
INTERNET SOFTWARE & SERVICES — 3.25%
Actua Corp.[a]	10,188	145,281
Akamai Technologies Inc.[a]	48,691	3,399,606
Amber Road Inc.[a,b]	2,399	16,841
Angie’s List Inc.[a]	11,327	69,774
Apigee Corp.[a]	1,390	13,803
Bankrate Inc.[a]	17,944	188,233
Bazaarvoice Inc.[a,b]	12,941	76,223
Benefitfocus Inc.[a,b]	1,355	59,417
Blucora Inc.[a]	10,867	175,502
Box Inc. Class Aa,b	3,395	63,283
Brightcove Inc.[a]	7,616	52,246
Carbonite Inc.[a]	3,061	36,150
Care.com Inc.[a,b]	1,778	10,526
ChannelAdvisor Corp.[a,b]	5,474	65,414
Cimpress NVa	9,519	801,119
comScore Inc.[a,b]	9,449	503,254
Constant Contact Inc.[a]	8,175	235,113
Cornerstone OnDemand Inc.[a]	14,279	496,909
CoStar Group Inc.[a]	8,727	1,756,396
Coupons.com Inc.[a,b]	16,001	172,651
Cvent Inc.[a,b]	7,432	191,597
Dealertrack Technologies Inc.[a]	14,391	903,611
Demandware Inc.[a,b]	9,050	643,274
DHI Group Inc.[a]	12,243	108,840
EarthLink Holdings Corp.	28,513	213,562
eBay Inc.[a]	330,278	19,895,947
Endurance International Group Holdings Inc.[a,b]	15,603	322,358
Envestnet Inc.[a]	9,133	369,247
Everyday Health Inc.[a]	7,218	92,246
Facebook Inc. Class Aa	588,264	50,452,462
Five9 Inc.[a,b]	3,285	17,181
GoDaddy Inc. Class Aa	6,199	174,750
Gogo Inc.[a,b]	14,943	320,229
Google Inc. Class Aa	78,360	42,317,534
Google Inc. Class Ca	79,962	41,621,021
GrubHub Inc.[a]	20,249	689,883
GTT Communications Inc.[a,b]	6,690	159,690

Security	Shares	Value

HomeAway Inc.[a]	25,158	$782,917
Hortonworks Inc.[a,b]	1,945	49,247
IAC/InterActiveCorp	20,084	1,599,891
Internap Corp.[a,b]	14,273	132,025
IntraLinks Holdings Inc.[a]	9,905	117,969
j2 Global Inc.	13,461	914,540
LendingClub Corp.[a,b]	18,065	266,459
Limelight Networks Inc.[a]	17,050	67,177
LinkedIn Corp. Class Aa	29,717	6,140,424
Liquidity Services Inc.[a]	6,296	60,630
LivePerson Inc.[a,b]	14,874	145,914
LogMeIn Inc.[a,b]	6,563	423,248
Marchex Inc. Class B	6,795	33,635
Marin Software Inc.[a,b]	7,744	52,195
Marketo Inc.[a,b]	9,228	258,938
MaxPoint Interactive Inc.[a]	1,862	15,045
Millennial Media Inc.[a,b]	23,201	37,586
Monster Worldwide Inc.[a,b]	22,823	149,262
New Relic Inc.[a,b]	1,545	54,369
NIC Inc.	17,408	318,218
OPOWER Inc.[a,b]	8,098	93,208
Pandora Media Inc.[a,b]	55,347	860,092
Q2 Holdings Inc.[a,b]	5,293	149,527
QuinStreet Inc.[a]	8,866	57,186
Rackspace Hosting Inc.[a,b]	33,896	1,260,592
RealNetworks Inc.[a]	6,027	32,606
Reis Inc.	2,215	49,129
RetailMeNot Inc.[a]	8,207	146,331
Rocket Fuel Inc.[a]	4,866	39,901
SciQuest Inc.[a]	6,114	90,548
Shutterstock Inc.[a,b]	5,229	306,629
SPS Commerce Inc.[a]	4,036	265,569
Stamps.com Inc.[a]	3,857	283,760
TechTarget Inc.[a,b]	4,439	39,640
Textura Corp.[a,b]	4,916	136,812
Travelzoo Inc.[a]	1,946	21,951
TrueCar Inc.[a,b]	12,766	153,064
Twitter Inc.[a]	153,465	5,558,502
United Online Inc.[a]	4,567	71,565
VeriSign Inc.[a,b]	28,125	1,735,875
Web.com Group Inc.[a,b]	13,885	336,295
WebMD Health Corp.[a,b]	10,394	460,246
Wix.com Ltd.[a,b]	5,554	131,185
XO Group Inc.[a]	7,155	116,984
Xoom Corp.[a,b]	8,235	173,388
Yahoo! Inc.[a]	255,138	10,024,372
Yelp Inc.[a,b]	17,506	753,283
Zillow Group Inc. Class Aa,b	11,960	1,037,410

		202,836,512
IT SERVICES — 3.26%
6D Global Technologies Inc.	5,378	35,172
Accenture PLC Class A	170,773	16,527,411
Acxiom Corp.[a]	19,598	344,533
Alliance Data Systems Corp.[a]	16,847	4,918,313
Amdocs Ltd.	43,282	2,362,764
Automatic Data Processing Inc.	127,651	10,241,440
Black Knight Financial Services Inc. Class Aa	5,397	166,605
Blackhawk Network Holdings Inc.[a]	14,259	587,471
Booz Allen Hamilton Holding Corp.	27,390	691,324
Broadridge Financial Solutions Inc.	32,552	1,627,926
CACI International Inc. Class Aa	6,243	504,996

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Cardtronics Inc.[a]	11,918	$441,562
Cass Information Systems Inc.	2,842	159,777
CIBER Inc.[a]	19,750	68,137
Cognizant Technology Solutions Corp. Class Aa	166,077	10,145,644
Computer Sciences Corp.	37,729	2,476,532
Convergys Corp.	28,242	719,889
CoreLogic Inc./U.S.[a]	25,885	1,027,376
CSG Systems International Inc.	9,129	289,024
Datalink Corp.[a]	4,114	36,779
DST Systems Inc.	9,923	1,250,100
EPAM Systems Inc.[a]	13,202	940,378
Euronet Worldwide Inc.[a,b]	13,713	846,092
EVERTEC Inc.	17,626	374,376
ExlService Holdings Inc.[a]	8,805	304,477
Fidelity National Information Services Inc.	77,066	4,762,679
Fiserv Inc.[a]	64,377	5,332,347
FleetCor Technologies Inc.[a]	24,917	3,888,547
Forrester Research Inc.	3,830	137,957
Gartner Inc.[a]	22,999	1,972,854
Genpact Ltd.[a]	44,986	959,551
Global Cash Access Holdings Inc.[a]	17,039	131,882
Global Payments Inc.	18,377	1,901,101
Hackett Group Inc. (The)	6,729	90,370
Heartland Payment Systems Inc.	9,743	526,609
iGATE Corp.[a]	10,725	511,475
International Business Machines Corp.	246,872	40,156,200
Jack Henry & Associates Inc.	22,996	1,487,841
Leidos Holdings Inc.	17,322	699,289
Lionbridge Technologies Inc.[a]	15,125	93,321
Luxoft Holding Inc.[a]	4,864	275,059
ManTech International Corp./VA Class A	6,232	180,728
MasterCard Inc. Class A	271,780	25,405,994
MAXIMUS Inc.	18,248	1,199,441
ModusLink Global Solutions Inc.[a,b]	10,430	35,462
MoneyGram International Inc.[a]	5,866	53,909
NeuStar Inc. Class Aa,b	15,753	460,145
Paychex Inc.	88,842	4,164,913
Perficient Inc.[a]	8,695	167,292
PFSweb Inc.[a]	5,004	69,355
Sabre Corp.	30,614	728,613
Science Applications International Corp.	12,388	654,706
ServiceSource International Inc.[a,b]	16,385	89,626
Sykes Enterprises Inc.[a]	10,406	252,345
Syntel Inc.[a,b]	8,248	391,615
TeleTech Holdings Inc.	4,986	135,021
Teradata Corp.[a,b]	39,549	1,463,313
Total System Services Inc.	45,630	1,905,965
Unisys Corp.[a,b]	14,639	292,634
Vantiv Inc. Class Aa	38,801	1,481,810
VeriFone Systems Inc.[a]	30,762	1,044,678
Virtusa Corp.[a]	8,499	436,849
Visa Inc. Class A	532,173	35,735,417
Western Union Co. (The)	140,371	2,853,742
WEX Inc.[a]	10,673	1,216,402
Xerox Corp.	299,692	3,188,723

		203,623,878
LEISURE PRODUCTS — 0.17%
Arctic Cat Inc.	3,358	111,519
Black Diamond Inc.[a]	5,739	53,028
Brunswick Corp./DE	25,628	1,303,440
Callaway Golf Co.	18,569	166,007

Security	Shares	Value

Escalade Inc.	2,680	$49,285
Hasbro Inc.	30,285	2,265,015
JAKKS Pacific Inc.[a,b]	5,932	58,668
Johnson Outdoors Inc. Class A	1,620	38,151
Malibu Boats Inc. Class Aa	5,181	104,086
Marine Products Corp.	2,750	17,160
Mattel Inc.	91,545	2,351,791
Nautilus Inc.[a]	8,309	178,727
Performance Sports Group Ltd.[a]	11,960	215,280
Polaris Industries Inc.	17,852	2,644,060
Smith & Wesson Holding Corp.[a]	17,436	289,263
Sturm Ruger & Co. Inc.	5,144	295,523
Vista Outdoor Inc.[a]	17,309	777,174

		10,918,177
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Accelerate Diagnostics Inc.[a,b]	6,035	155,763
Affymetrix Inc.[a,b]	24,167	263,904
Agilent Technologies Inc.	91,633	3,535,201
Albany Molecular Research Inc.[a,b]	6,231	125,991
Bio-Rad Laboratories Inc. Class Aa	5,617	845,976
Bio-Techne Corp.	9,981	982,829
Bruker Corp.[a,b]	29,397	599,993
Cambrex Corp.[a]	8,077	354,903
Charles River Laboratories International Inc.[a]	13,227	930,387
Fluidigm Corp.[a,b]	7,042	170,416
Furiex Pharmaceuticals Inc.	1,940	19,400
Harvard Bioscience Inc.[a]	12,988	74,032
Illumina Inc.[a]	39,146	8,547,921
INC Research Holdings Inc.[a]	2,505	100,501
Luminex Corp.[a]	9,893	170,753
Mettler-Toledo International Inc.[a]	7,604	2,596,462
NanoString Technologies Inc.[a,b]	2,718	41,912
NeoGenomics Inc.[a]	13,309	72,002
Pacific Biosciences of California Inc.[a,b]	18,706	107,747
PAREXEL International Corp.[a]	15,265	981,692
PerkinElmer Inc.	31,424	1,654,159
PRA Health Sciences Inc.[a,b]	5,233	190,115
QIAGEN NVa	63,541	1,575,181
Quintiles Transnational Holdings Inc.[a]	21,433	1,556,250
Sequenom Inc.[a,b]	30,504	92,732
Thermo Fisher Scientific Inc.	108,221	14,042,757
VWR Corp.[a]	7,862	210,151
Waters Corp.[a]	22,482	2,886,239

		42,885,369
MACHINERY — 1.83%
Accuride Corp.[a,b]	12,834	49,411
Actuant Corp. Class A	17,322	399,965
AGCO Corp.[b]	20,621	1,170,860
Alamo Group Inc.	1,901	103,871
Albany International Corp. Class A	7,380	293,724
Allison Transmission Holdings Inc.	48,619	1,422,592
Altra Industrial Motion Corp.	7,255	197,191
American Railcar Industries Inc.	2,645	128,653
Astec Industries Inc.	5,315	222,273
Barnes Group Inc.	14,758	575,414
Blount International Inc.[a]	13,318	145,433
Blue Bird Corp.	1,383	17,965
Briggs & Stratton Corp.	13,091	252,133
Caterpillar Inc.	164,115	13,920,234

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Chart Industries Inc.[a]	8,051	$287,823
CIRCOR International Inc.	4,804	261,962
CLARCOR Inc.	13,679	851,381
Colfax Corp.[a,b]	27,212	1,255,834
Columbus McKinnon Corp./NY	5,271	131,775
Commercial Vehicle Group Inc.[a]	6,645	47,910
Crane Co.	13,187	774,473
Cummins Inc.	49,294	6,466,880
Deere & Co.	90,771	8,809,326
Donaldson Co. Inc.	37,123	1,329,003
Douglas Dynamics Inc.	5,988	128,622
Dover Corp.	43,604	3,060,129
EnPro Industries Inc.	6,615	378,510
ESCO Technologies Inc.	7,226	270,325
ExOne Co. (The)[a,b]	3,388	37,607
Federal Signal Corp.	16,368	244,047
Flowserve Corp.	37,062	1,951,685
FreightCar America Inc.	3,141	65,584
Global Brass & Copper Holdings Inc.	5,776	98,250
Gorman-Rupp Co. (The)	5,178	145,398
Graco Inc.	16,307	1,158,286
Graham Corp.	2,816	57,700
Greenbrier Companies Inc. (The)[b]	7,391	346,268
Harsco Corp.	21,869	360,838
Hillenbrand Inc.	16,871	517,940
Hurco Companies Inc.	1,753	60,689
Hyster-Yale Materials Handling Inc.	2,725	188,788
IDEX Corp.	21,191	1,665,189
Illinois Tool Works Inc.	81,350	7,467,116
Ingersoll-Rand PLC	71,970	4,852,217
ITT Corp.	25,303	1,058,678
John Bean Technologies Corp.	7,812	293,653
Joy Global Inc.	27,071	979,970
Kadant Inc.	3,087	145,706
Kennametal Inc.	20,982	715,906
LB Foster Co. Class A	2,605	90,159
Lincoln Electric Holdings Inc.	20,652	1,257,500
Lindsay Corp.[b]	3,363	295,641
Lydall Inc.[a]	4,622	136,626
Manitowoc Co. Inc. (The)	35,581	697,388
Meritor Inc.[a]	26,116	342,642
Middleby Corp. (The)[a]	15,878	1,781,988
Miller Industries Inc./TN	2,918	58,214
Mueller Industries Inc.	15,214	528,230
Mueller Water Products Inc. Class A	42,298	384,912
Navistar International Corp.[a,b]	15,025	340,016
NN Inc.	4,372	111,573
Nordson Corp.	17,335	1,350,223
Omega Flex Inc.	773	29,111
Oshkosh Corp.	20,914	886,335
PACCAR Inc.	97,327	6,210,436
Pall Corp.	29,044	3,614,526
Parker-Hannifin Corp.	37,800	4,397,274
Pentair PLC	49,578	3,408,487
Proto Labs Inc.[a,b]	6,073	409,806
RBC Bearings Inc.[a]	5,974	428,694
Rexnord Corp.[a]	27,410	655,373
Snap-on Inc.	15,755	2,508,984
SPX Corp.	10,969	794,046
Standex International Corp.	3,325	265,767
Stanley Black & Decker Inc.	41,794	4,398,401
Sun Hydraulics Corp.	5,683	216,579
Tennant Co.	5,056	330,359

Security	Shares	Value

Terex Corp.	29,815	$693,199
Timken Co. (The)	21,996	804,394
Titan International Inc.[b]	10,172	109,247
Toro Co. (The)	15,463	1,048,082
TriMas Corp.[a]	12,054	356,798
Trinity Industries Inc.[b]	41,813	1,105,118
Twin Disc Inc.	2,199	40,989
Valmont Industries Inc.	6,619	786,801
Wabash National Corp.[a]	18,414	230,912
WABCO Holdings Inc.[a]	14,837	1,835,634
Wabtec Corp./DE	26,048	2,454,764
Watts Water Technologies Inc. Class A	7,647	396,497
Woodward Inc.	18,715	1,029,138
Xerium Technologies Inc.[a]	2,943	53,563
Xylem Inc./NY	50,096	1,857,059

		114,096,672
MARINE — 0.03%
Eagle Bulk Shipping Inc.[a]	9,930	69,212
Golden Ocean Group Ltd.[b]	24,588	94,664
Kirby Corp.[a]	15,838	1,214,141
Matson Inc.	11,386	478,667
Navios Maritime Holdings Inc.	21,405	79,627
Safe Bulkers Inc.	10,490	33,778
Scorpio Bulkers Inc.[a]	35,478	57,829
Ultrapetrol Bahamas Ltd.[a]	5,778	6,529

		2,034,447
MEDIA — 3.55%
AMC Entertainment Holdings Inc. Class A	5,663	173,741
AMC Networks Inc. Class Aa	16,147	1,321,632
Cablevision Systems Corp. Class A	55,322	1,324,409
Carmike Cinemas Inc.[a,b]	7,662	203,349
CBS Corp. Class B NVS	133,801	7,425,955
Central European Media Enterprises Ltd. Class Aa,b	20,536	44,768
Charter Communications Inc. Class Aa	20,379	3,489,904
Cinemark Holdings Inc.	31,094	1,249,046
Clear Channel Outdoor Holdings Inc. Class A	11,082	112,261
Comcast Corp. Class A	577,162	34,710,523
Comcast Corp. Class A Special NVS	103,519	6,204,929
Crown Media Holdings Inc. Class Aa	9,192	41,548
Cumulus Media Inc. Class Aa,b	37,002	75,114
Daily Journal Corp.[a,b]	220	43,232
DIRECTV[a]	128,504	11,923,886
Discovery Communications Inc. Class Aa,b	42,329	1,407,863
Discovery Communications Inc. Class C NVS[a]	74,333	2,310,270
DISH Network Corp. Class Aa	58,567	3,965,572
DreamWorks Animation SKG Inc. Class Aa,b	19,873	524,250
Entercom Communications Corp. Class Aa	6,334	72,334
Entravision Communications Corp. Class A	13,250	109,047
Eros International PLC[a,b]	8,155	204,854
EW Scripps Co. (The) Class A	16,773	383,263
Gannett Co. Inc.[a]	30,763	430,374
Global Eagle Entertainment Inc.[a,b]	11,513	149,899
Gray Television Inc.[a]	17,846	279,825
Harte-Hanks Inc.	12,090	72,056
Hemisphere Media Group Inc.[a,b]	2,280	27,132
IMAX Corp.[a]	16,261	654,830
Interpublic Group of Companies Inc. (The)	115,249	2,220,848
John Wiley & Sons Inc. Class A	12,034	654,289
Journal Media Group Inc.[b]	4,284	35,514

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Liberty Broadband Corp. Class Aa	7,634	$389,105
Liberty Broadband Corp. Class Ca	17,479	894,226
Liberty Media Corp. Class Aa	28,241	1,017,806
Liberty Media Corp. Class Ca	54,623	1,960,966
Lions Gate Entertainment Corp.	25,620	949,221
Live Nation Entertainment Inc.[a]	40,130	1,103,174
Loral Space & Communications Inc.[a]	3,448	217,638
Madison Square Garden Co. (The) Class Aa,b	17,257	1,440,787
Martha Stewart Living Omnimedia Inc. Class Aa	7,167	44,722
MDC Partners Inc. Class A	12,954	255,194
Media General Inc.[a,b]	25,982	429,223
Meredith Corp.	9,790	510,548
Morningstar Inc.	5,613	446,514
National CineMedia Inc.	15,109	241,140
New Media Investment Group Inc.	12,264	219,893
New York Times Co. (The) Class A	38,038	519,219
News Corp. Class Aa	104,281	1,521,460
News Corp. Class Ba	32,396	461,319
Nexstar Broadcasting Group Inc. Class A	7,912	443,072
Omnicom Group Inc.	66,324	4,608,855
Reading International Inc. Class Aa,b	4,630	64,125
Regal Entertainment Group Class A	22,143	463,010
Rentrak Corp.[a,b]	3,588	250,442
Saga Communications Inc. Class A	1,248	47,237
Scholastic Corp.	6,990	308,469
Scripps Networks Interactive Inc. Class A	24,849	1,624,379
SFX Entertainment Inc.[a,b]	12,997	58,356
Sinclair Broadcast Group Inc. Class A	18,365	512,567
Sirius XM Holdings Inc.[a]	624,881	2,330,806
Sizmek Inc.[a]	7,162	50,850
Starz Series Aa,b	23,231	1,038,890
TEGNA Inc.	61,526	1,973,139
Thomson Reuters Corp.	89,622	3,411,909
Time Inc.	30,000	690,300
Time Warner Cable Inc.	76,816	13,686,307
Time Warner Inc.	224,187	19,596,186
Townsquare Media Inc. Class Aa	2,388	32,429
Tribune Media Co.	21,796	1,163,688
Tribune Publishing Co.	5,051	78,493
Twenty-First Century Fox Inc. Class A	342,272	11,139,242
Twenty-First Century Fox Inc. Class B	131,267	4,229,423
Viacom Inc. Class A	2,705	175,473
Viacom Inc. Class B NVS	94,229	6,090,963
Walt Disney Co. (The)	461,304	52,653,239
World Wrestling Entertainment Inc. Class Ab	7,176	118,404

		221,308,925
METALS & MINING — 0.46%
AK Steel Holding Corp.[a,b]	47,656	184,429
Alcoa Inc.	331,749	3,699,001
Allegheny Technologies Inc.	29,007	876,011
Carpenter Technology Corp.	14,280	552,350
Century Aluminum Co.[a,b]	13,995	145,968
Cliffs Natural Resources Inc.[b]	41,200	178,396
Coeur Mining Inc.[a,b]	39,319	224,511
Commercial Metals Co.	31,311	503,481
Compass Minerals International Inc.	8,937	734,085
Freeport-McMoRan Inc.	282,752	5,264,842
Gerber Scientific Inc. Escrow[a]	5,665	57
Globe Specialty Metals Inc.	16,467	291,466
Handy & Harman Ltd.[a]	1,621	56,168
Haynes International Inc.	3,243	159,945

Security	Shares	Value

Hecla Mining Co.	108,781	$286,094
Horsehead Holding Corp.[a,b]	15,796	185,129
Kaiser Aluminum Corp.	5,171	429,607
Materion Corp.	5,437	191,654
Newmont Mining Corp.	135,259	3,159,650
Nucor Corp.	86,787	3,824,703
Olympic Steel Inc.	2,351	41,001
Real Industry Inc.[a]	6,134	69,621
Reliance Steel & Aluminum Co.	20,197	1,221,515
Royal Gold Inc.	17,359	1,069,141
RTI International Metals Inc.[a]	8,105	255,470
Ryerson Holding Corp.[a,b]	2,964	26,972
Schnitzer Steel Industries Inc. Class A	6,847	119,617
Southern Copper Corp.	31,031	912,622
Steel Dynamics Inc.	64,645	1,339,121
Stillwater Mining Co.[a,b]	31,168	361,237
SunCoke Energy Inc.	19,040	247,520
Tahoe Resources Inc.	42,943	520,899
TimkenSteel Corp.	10,998	296,836
U.S. Steel Corp.	38,880	801,706
Worthington Industries Inc.	14,065	422,794

		28,653,619
MULTI-UTILITIES — 0.97%
Alliant Energy Corp.	31,204	1,801,095
Ameren Corp.	66,823	2,517,891
Avista Corp.	15,855	485,956
Black Hills Corp.	11,939	521,137
CenterPoint Energy Inc.	117,699	2,239,812
CMS Energy Corp.	75,783	2,412,931
Consolidated Edison Inc.	79,782	4,617,782
Dominion Resources Inc./VA	161,248	10,782,654
DTE Energy Co.	48,620	3,628,997
MDU Resources Group Inc.	51,029	996,596
NiSource Inc.	85,549	3,900,179
NorthWestern Corp.	12,659	617,126
PG&E Corp.	130,355	6,400,430
Public Service Enterprise Group Inc.	137,750	5,410,820
SCANA Corp.	38,633	1,956,761
Sempra Energy	67,574	6,685,772
TECO Energy Inc.	62,994	1,112,474
Vectren Corp.	22,189	853,833
WEC Energy Group Inc.	86,313	3,881,508

		60,823,754
MULTILINE RETAIL — 0.69%
Big Lots Inc.	15,183	683,083
Burlington Stores Inc.[a]	20,369	1,042,893
Dillard’s Inc. Class A	6,599	694,149
Dollar General Corp.	82,569	6,418,914
Dollar Tree Inc.[a]	56,325	4,449,112
Family Dollar Stores Inc.	25,839	2,036,372
Fred’s Inc. Class A	9,925	191,453
JC Penney Co. Inc.[a,b]	82,106	695,438
Kohl’s Corp.	55,136	3,452,065
Macy’s Inc.	93,431	6,303,789
Nordstrom Inc.	38,358	2,857,671
Sears Holdings Corp.[a,b]	3,601	96,147
Target Corp.	173,524	14,164,764
Tuesday Morning Corp.[a,b]	11,337	127,711

		43,213,561

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 5.92%
Abraxas Petroleum Corp.[a]	21,807	$64,331
Adams Resources & Energy Inc.	646	28,812
Alon USA Energy Inc.	9,973	188,490
Anadarko Petroleum Corp.	138,382	10,802,099
Antero Resources Corp.[a]	18,761	644,253
Apache Corp.	102,522	5,908,343
Approach Resources Inc.[a,b]	9,256	63,404
Ardmore Shipping Corp.	4,874	59,024
Bill Barrett Corp.[a,b]	12,986	111,550
Bonanza Creek Energy Inc.[a]	14,711	268,476
Cabot Oil & Gas Corp.	114,598	3,614,421
California Resources Corp.	82,101	495,890
Callon Petroleum Co.[a,b]	19,912	165,668
Carrizo Oil & Gas Inc.[a,b]	13,898	684,337
Cheniere Energy Inc.[a]	65,164	4,513,259
Chesapeake Energy Corp.[b]	158,897	1,774,879
Chevron Corp.	511,252	49,320,480
Cimarex Energy Co.	25,653	2,829,782
Clayton Williams Energy Inc.[a,b]	1,669	109,737
Clean Energy Fuels Corp.[a,b]	17,856	100,351
Cloud Peak Energy Inc.[a,b]	16,408	76,461
Cobalt International Energy Inc.[a]	101,306	983,681
Concho Resources Inc.[a,b]	33,070	3,765,350
ConocoPhillips	335,739	20,617,732
CONSOL Energy Inc.	61,710	1,341,575
Contango Oil & Gas Co.[a]	5,320	65,276
Continental Resources Inc./OKa,b	24,328	1,031,264
CVR Energy Inc.	4,418	166,293
Delek U.S. Holdings Inc.	15,931	586,579
Denbury Resources Inc.[b]	95,026	604,365
Devon Energy Corp.	111,295	6,620,940
DHT Holdings Inc.	29,629	230,217
Diamondback Energy Inc.[a]	17,043	1,284,701
Dorian LPG Ltd.[a,b]	6,615	110,338
Earthstone Energy Inc.[a]	353	6,894
Eclipse Resources Corp.[a,b]	8,154	42,890
Energen Corp.	20,338	1,389,085
Energy Fuels Inc./Canada[a]	14,228	63,315
Energy XXI Ltd.[b]	25,532	67,149
EOG Resources Inc.	149,361	13,076,556
EP Energy Corp. Class Aa,b	9,451	120,311
EQT Corp.	41,125	3,345,107
Erin Energy Corp.	3,770	14,741
Evolution Petroleum Corp.	4,175	27,513
EXCO Resources Inc.[b]	40,979	48,355
Exxon Mobil Corp.	1,136,732	94,576,102
Frontline Ltd./Bermuda[a,b]	38,696	94,418
GasLog Ltd.[b]	11,658	232,577
Gastar Exploration Inc.[a,b]	15,299	47,274
Golar LNG Ltd.[b]	24,311	1,137,755
Green Plains Inc.	10,283	283,297
Gulfport Energy Corp.[a]	25,928	1,043,602
Halcon Resources Corp.[a,b]	70,685	81,995
Hallador Energy Co.	1,830	15,262
Hess Corp.	68,619	4,589,239
HollyFrontier Corp.	54,420	2,323,190
Isramco Inc.[a]	237	32,711
Jones Energy Inc. Class Aa,b	10,290	93,124
Kinder Morgan Inc./DE	485,278	18,629,822
Kosmos Energy Ltd.[a]	42,068	354,633
Laredo Petroleum Inc.[a,b]	31,298	393,729

Security	Shares	Value

Magnum Hunter Resources Corp.[a,b]	53,311	$99,692
Marathon Oil Corp.	184,782	4,904,114
Marathon Petroleum Corp.	147,569	7,719,334
Matador Resources Co.[a,b]	20,721	518,025
Memorial Resource Development Corp.[a,b]	22,079	418,839
Murphy Oil Corp.	49,858	2,072,597
Navios Maritime Acquisition Corp.	22,187	79,651
Newfield Exploration Co.[a]	44,063	1,591,556
Noble Energy Inc.	106,566	4,548,237
Nordic American Tankers Ltd.[b]	23,300	331,559
Northern Oil and Gas Inc.[a,b]	17,085	115,665
Oasis Petroleum Inc.[a]	37,727	597,973
Occidental Petroleum Corp.	208,831	16,240,787
ONEOK Inc.	56,509	2,230,975
Pacific Ethanol Inc.[a,b]	5,459	56,337
Panhandle Oil and Gas Inc. Class A	3,768	77,960
Par Petroleum Corp.[a]	4,040	75,629
Parsley Energy Inc. Class Aa,b	22,318	388,780
PBF Energy Inc.	23,153	658,008
PDC Energy Inc.[a]	10,884	583,818
Peabody Energy Corp.[b]	72,510	158,797
Penn Virginia Corp.[a,b]	18,215	79,782
PetroCorp Inc. Escrow[a]	1,248	—
Phillips 66	147,255	11,862,863
Pioneer Natural Resources Co.	40,543	5,622,909
QEP Resources Inc.	48,173	891,682
Range Resources Corp.	45,861	2,264,616
Renewable Energy Group Inc.[a,b]	11,077	128,050
REX American Resources Corp.[a,b]	1,712	108,952
Rex Energy Corp.[a,b]	11,717	65,498
Ring Energy Inc.[a,b]	5,025	56,230
Rosetta Resources Inc.[a]	20,209	467,636
RSP Permian Inc.[a,b]	14,646	411,699
Sanchez Energy Corp.[a,b]	14,421	141,326
SandRidge Energy Inc.[a,b]	132,390	116,106
Scorpio Tankers Inc.	50,420	508,738
SemGroup Corp. Class A	12,102	961,867
Ship Finance International Ltd.[b]	17,763	289,892
SM Energy Co.	17,853	823,380
Solazyme Inc.[a,b]	20,269	63,645
Southwestern Energy Co.[a,b]	106,638	2,423,882
Spectra Energy Corp.	184,134	6,002,768
Stone Energy Corp.[a,b]	15,150	190,738
Synergy Resources Corp.[a]	29,058	332,133
Targa Resources Corp.	15,158	1,352,397
Teekay Corp.	12,232	523,774
Teekay Tankers Ltd. Class A	28,083	185,629
Tesoro Corp.	34,210	2,887,666
TransAtlantic Petroleum Ltd.[a]	6,106	31,202
Triangle Petroleum Corp.[a,b]	18,227	91,500
Ultra Petroleum Corp.[a,b]	41,313	517,239
Uranium Energy Corp.[a]	41,667	66,251
Valero Energy Corp.	138,281	8,656,391
W&T Offshore Inc.[b]	9,322	51,085
Western Refining Inc.	19,181	836,675
Westmoreland Coal Co.[a,b]	4,609	95,775
Whiting Petroleum Corp.[a,b]	56,174	1,887,446
Williams Companies Inc. (The)	203,902	11,701,936
World Fuel Services Corp.	19,394	929,942
WPX Energy Inc.[a]	53,687	659,276

		369,119,913

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.15%
Boise Cascade Co.[a]	10,532	$386,314
Clearwater Paper Corp.[a]	4,953	283,807
Deltic Timber Corp.	2,972	201,026
Domtar Corp.	17,794	736,671
International Paper Co.	114,435	5,445,962
KapStone Paper and Packaging Corp.	23,999	554,857
Louisiana-Pacific Corp.[a]	37,078	631,438
Neenah Paper Inc.	4,284	252,585
PH Glatfelter Co.	11,433	251,412
Schweitzer-Mauduit International Inc.	8,342	332,679
Wausau Paper Corp.	11,896	109,205

		9,185,956
PERSONAL PRODUCTS — 0.15%
Avon Products Inc.	116,001	726,166
Coty Inc. Class A	22,400	716,128
Elizabeth Arden Inc.[a,b]	6,834	97,453
Estee Lauder Companies Inc. (The) Class A	57,030	4,942,220
Herbalife Ltd.[a,b]	19,913	1,097,007
Inter Parfums Inc.	4,393	149,054
Medifast Inc.[a]	3,740	120,877
Natural Health Trends Corp.	1,988	82,422
Nature’s Sunshine Products Inc.	3,159	43,436
Nu Skin Enterprises Inc. Class A	15,750	742,298
Nutraceutical International Corp.[a,b]	2,166	53,587
Revlon Inc. Class Aa	3,104	113,948
Synutra International Inc.[a]	4,647	33,226
USANA Health Sciences Inc.[a]	1,672	228,496

		9,146,318
PHARMACEUTICALS — 5.40%
AbbVie Inc.	475,683	31,961,141
Aerie Pharmaceuticals Inc.[a,b]	3,584	63,258
Agile Therapeutics Inc.[a]	2,830	24,310
Akorn Inc.[a,b]	21,162	923,933
Alimera Sciences Inc.[a]	4,610	21,252
Allergan PLC[a]	106,674	32,371,292
Amphastar Pharmaceuticals Inc.[a,b]	8,256	145,140
ANI Pharmaceuticals Inc.[a,b]	1,859	115,351
Aratana Therapeutics Inc.[a,b]	6,840	103,421
Assembly Biosciences Inc.[a]	4,212	81,123
BioDelivery Sciences International Inc.[a]	9,498	75,604
Bristol-Myers Squibb Co.	453,242	30,158,723
Carbylan Therapeutics Inc.[a]	3,335	23,845
Catalent Inc.[a]	22,507	660,130
Cempra Inc.[a]	8,014	275,361
Collegium Pharmaceutical Inc.[a]	1,813	32,344
Corcept Therapeutics Inc.[a,b]	13,349	80,227
Corium International Inc.[a]	2,362	32,336
Depomed Inc.[a,b]	14,889	319,518
Dermira Inc.[a]	2,094	36,750
DURECT Corp.[a]	28,113	67,190
Eli Lilly & Co.	266,024	22,210,344
Endo International PLC[a]	48,925	3,896,876
Endocyte Inc.[a,b]	12,044	62,508
Flex Pharma Inc.[a]	1,475	25,370
Foamix Pharmaceuticals Ltd.[a]	5,953	61,018
Heska Corp.[a]	2,370	70,365
Hospira Inc.[a]	46,897	4,160,233

Security	Shares	Value

IGI Laboratories Inc.[a,b]	7,764	$48,913
Impax Laboratories Inc.[a]	19,843	911,191
Intersect ENT Inc.[a]	4,035	115,522
Intra-Cellular Therapies Inc.[a]	4,623	147,705
Jazz Pharmaceuticals PLC[a]	16,402	2,887,900
Johnson & Johnson	753,917	73,476,751
Lannett Co. Inc.[a,b]	6,890	409,542
Mallinckrodt PLC[a]	31,746	3,737,139
Medicines Co. (The)[a]	17,304	495,067
Merck & Co. Inc.	768,103	43,728,104
Mylan NVa	114,161	7,746,965
Nektar Therapeutics[a]	36,232	453,262
Ocular Therapeutix Inc.[a,b]	4,755	99,998
Omeros Corp.[a,b]	10,850	195,192
Pacira Pharmaceuticals Inc./DEa	9,601	678,983
Paratek Pharmaceuticals Inc.	3,056	78,753
Pernix Therapeutics Holdings Inc.[a,b]	9,234	54,665
Perrigo Co. PLC	39,731	7,343,481
Pfizer Inc.	1,674,107	56,132,808
Phibro Animal Health Corp.	3,957	154,086
POZEN Inc.[a]	7,001	72,180
Prestige Brands Holdings Inc.[a]	13,485	623,546
Relypsa Inc.[a]	8,659	286,526
Revance Therapeutics Inc.[a,b]	4,265	136,395
Sagent Pharmaceuticals Inc.[a]	6,854	166,621
SciClone Pharmaceuticals Inc.[a]	15,288	150,128
Sucampo Pharmaceuticals Inc. Class Aa	7,102	116,686
Supernus Pharmaceuticals Inc.[a,b]	10,936	185,693
Tetraphase Pharmaceuticals Inc.[a]	9,366	444,323
TherapeuticsMD Inc.[a]	34,053	267,657
Theravance Biopharma Inc.[a,b]	6,034	78,563
Theravance Inc.[b]	21,121	381,656
VIVUS Inc.[a,b]	26,904	63,493
XenoPort Inc.[a]	20,153	123,538
Zoetis Inc.	135,927	6,554,400
Zogenix Inc.[a,b]	31,156	52,342
ZS Pharma Inc.[a,b]	4,808	251,891

		336,910,628
PROFESSIONAL SERVICES — 0.45%
Acacia Research Corp.	13,335	116,948
Advisory Board Co. (The)[a]	11,345	620,231
Barrett Business Services Inc.	1,915	69,553
CBIZ Inc.[a,b]	10,357	99,841
CDI Corp.	3,757	48,841
CEB Inc.	9,026	785,804
CRA International Inc.[a]	2,891	80,572
Dun & Bradstreet Corp. (The)	9,990	1,218,780
Equifax Inc.	32,355	3,141,347
Exponent Inc.	7,336	328,506
Franklin Covey Co.[a]	3,631	73,673
FTI Consulting Inc.[a]	10,491	432,649
GP Strategies Corp.[a]	2,926	97,260
Heidrick & Struggles International Inc.	4,890	127,531
Hill International Inc.[a]	6,490	34,137
Huron Consulting Group Inc.[a,b]	6,306	441,988
ICF International Inc.[a]	5,290	184,409
IHS Inc. Class Aa	18,897	2,430,721
Insperity Inc.	6,174	314,257
Kelly Services Inc. Class A	7,067	108,478
Kforce Inc.	7,724	176,648
Korn/Ferry International	12,924	449,367

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

ManpowerGroup Inc.	21,498	$1,921,491
Mistras Group Inc.[a]	4,183	79,393
Navigant Consulting Inc.[a]	13,934	207,199
Nielsen NV	99,915	4,473,195
On Assignment Inc.[a]	14,563	572,035
Pendrell Corp.[a]	43,185	59,163
Resources Connection Inc.	11,374	183,008
Robert Half International Inc.	37,489	2,080,640
RPX Corp.[a]	14,151	239,152
Towers Watson & Co. Class A	18,798	2,364,788
TriNet Group Inc.[a]	10,928	277,025
TrueBlue Inc.[a]	10,944	327,226
Verisk Analytics Inc. Class Aa	45,818	3,333,718
Volt Information Sciences Inc.[a]	2,594	25,188
VSE Corp.	1,078	57,684
WageWorks Inc.[a]	9,412	380,715

		27,963,161
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.71%
Acadia Realty Trust	18,638	542,552
AG Mortgage Investment Trust Inc.[b]	7,341	126,852
Agree Realty Corp.	5,362	156,410
Alexander’s Inc.	642	263,220
Alexandria Real Estate Equities Inc.	19,264	1,684,829
Altisource Residential Corp.	15,226	256,558
American Assets Trust Inc.	8,223	322,424
American Campus Communities Inc.	30,364	1,144,419
American Capital Agency Corp.	95,855	1,760,856
American Capital Mortgage Investment Corp.	15,838	253,250
American Homes 4 Rent Class A	45,856	735,530
American Realty Capital Properties Inc.	244,795	1,990,183
American Residential Properties Inc.[a]	8,531	157,824
American Tower Corp.	115,196	10,746,635
Annaly Capital Management Inc.	261,748	2,405,464
Anworth Mortgage Asset Corp.	37,015	182,484
Apartment Investment & Management Co. Class A	41,990	1,550,691
Apollo Commercial Real Estate Finance Inc.	14,757	242,458
Apollo Residential Mortgage Inc.	8,170	120,017
Apple Hospitality REIT Inc.	50,240	948,029
Ares Commercial Real Estate Corp.	7,863	89,560
Armada Hoffler Properties Inc.[b]	5,101	50,959
ARMOUR Residential REIT Inc.	100,180	281,506
Ashford Hospitality Prime Inc.[b]	7,894	118,568
Ashford Hospitality Trust Inc.[b]	20,254	171,349
Associated Estates Realty Corp.	17,029	487,540
AvalonBay Communities Inc.	35,897	5,738,853
BioMed Realty Trust Inc.	56,483	1,092,381
Bluerock Residential Growth REIT Inc.	5,393	68,275
Boston Properties Inc.	41,953	5,077,991
Brandywine Realty Trust	48,665	646,271
Brixmor Property Group Inc.	46,750	1,081,328
Camden Property Trust	23,805	1,768,235
Campus Crest Communities Inc.	17,366	96,208
Capstead Mortgage Corp.	25,111	278,732
CareTrust REIT Inc.	6,455	81,785
CatchMark Timber Trust Inc. Class A	10,179	117,771
CBL & Associates Properties Inc.[b]	43,901	711,196
Cedar Realty Trust Inc.	26,252	168,013
Chambers Street Properties[b]	66,990	532,571
Chatham Lodging Trust	10,377	274,679
Chesapeake Lodging Trust	16,883	514,594
Chimera Investment Corp.	55,527	761,275

Security	Shares	Value

Colony Capital Inc.[b]	29,029	$657,507
Columbia Property Trust Inc.	33,732	828,121
Communications Sales & Leasing Inc.[a]	33,259	822,162
CorEnergy Infrastructure Trust Inc.[b]	8,992	56,829
CoreSite Realty Corp.	7,176	326,077
Corporate Office Properties Trust	25,183	592,808
Corrections Corp. of America	32,075	1,061,041
Cousins Properties Inc.	59,886	621,617
Crown Castle International Corp.	90,911	7,300,153
CubeSmart	44,351	1,027,169
CyrusOne Inc.	14,769	434,947
CYS Investments Inc.	47,123	364,261
DCT Industrial Trust Inc.	23,658	743,808
DDR Corp.	83,247	1,286,999
DiamondRock Hospitality Co.	56,603	725,084
Digital Realty Trust Inc.[b]	36,788	2,453,024
Douglas Emmett Inc.	40,439	1,089,427
Duke Realty Corp.	93,815	1,742,145
DuPont Fabros Technology Inc.[b]	18,227	536,785
Dynex Capital Inc.	14,863	113,256
Easterly Government Properties Inc.	3,730	59,382
EastGroup Properties Inc.[b]	8,126	456,925
Education Realty Trust Inc.	12,854	403,101
Empire State Realty Trust Inc. Class Ab	29,967	511,237
EPR Properties[b]	15,377	842,352
Equinix Inc.	15,571	3,955,034
Equity Commonwealth[a]	35,232	904,405
Equity Lifestyle Properties Inc.	22,306	1,172,849
Equity One Inc.	18,848	439,912
Equity Residential	98,762	6,930,130
Essex Property Trust Inc.	17,736	3,768,900
Excel Trust Inc.	19,321	304,692
Extra Space Storage Inc.	31,235	2,037,147
Federal Realty Investment Trust	18,560	2,377,350
FelCor Lodging Trust Inc.	39,989	395,091
First Industrial Realty Trust Inc.[b]	28,933	541,915
First Potomac Realty Trust	15,829	163,039
Franklin Street Properties Corp.	24,947	282,151
Gaming and Leisure Properties Inc.[b]	24,639	903,266
General Growth Properties Inc.	157,397	4,038,807
GEO Group Inc. (The)	19,504	666,257
Getty Realty Corp.[b]	7,023	114,896
Gladstone Commercial Corp.	6,939	114,910
Government Properties Income Trust[b]	17,884	331,748
Gramercy Property Trust Inc.[b]	15,701	366,932
Great Ajax Corp.[b]	1,161	16,463
Hannon Armstrong Sustainable Infrastructure Capital Inc.	8,745	175,337
Hatteras Financial Corp.	26,406	430,418
HCP Inc.	125,665	4,583,003
Health Care REIT Inc.	95,331	6,256,574
Healthcare Realty Trust Inc.	26,265	610,924
Healthcare Trust of America Inc. Class A	34,211	819,353
Hersha Hospitality Trust[b]	13,612	349,012
Highwoods Properties Inc.	25,243	1,008,458
Home Properties Inc.	15,331	1,119,930
Hospitality Properties Trust	40,659	1,171,792
Host Hotels & Resorts Inc.	206,783	4,100,507
Hudson Pacific Properties Inc.	19,846	563,031
Independence Realty Trust Inc.	8,783	66,136
InfraREIT Inc.[a]	6,235	176,825
Inland Real Estate Corp.	26,945	253,822
Invesco Mortgage Capital Inc.	33,215	475,639
Investors Real Estate Trust	34,136	243,731

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Iron Mountain Inc.	57,028	$1,767,868
iStar Financial Inc.[a]	22,819	303,949
Kilroy Realty Corp.	24,320	1,633,088
Kimco Realty Corp.	113,345	2,554,796
Kite Realty Group Trust	22,459	549,572
Lamar Advertising Co. Class A	21,530	1,237,544
LaSalle Hotel Properties	30,162	1,069,545
Lexington Realty Trust[b]	55,367	469,512
Liberty Property Trust	39,792	1,282,098
LTC Properties Inc.	9,246	384,634
Macerich Co. (The)	43,505	3,245,473
Mack-Cali Realty Corp.	23,836	439,297
Medical Properties Trust Inc.[b]	56,062	734,973
MFA Financial Inc.	96,562	713,593
Mid-America Apartment Communities Inc.	20,947	1,525,151
Monmouth Real Estate Investment Corp.	18,435	179,188
Monogram Residential Trust Inc.	44,547	401,814
National Health Investors Inc.[b]	10,123	630,663
National Retail Properties Inc.[b]	35,630	1,247,406
National Storage Affiliates Trust	5,684	70,482
New Residential Investment Corp.	54,249	826,755
New Senior Investment Group Inc.	17,571	234,924
New York Mortgage Trust Inc.[b]	27,505	205,737
New York REIT Inc.	47,067	468,317
NexPoint Residential Trust Inc.	4,838	64,974
NorthStar Realty Finance Corp.[b]	93,887	1,492,803
Omega Healthcare Investors Inc.	49,483	1,698,751
One Liberty Properties Inc.	3,107	66,117
Orchid Island Capital Inc.	5,465	61,263
Outfront Media Inc.	38,176	963,562
Paramount Group Inc.	48,161	826,443
Parkway Properties Inc./Md	22,729	396,394
Pebblebrook Hotel Trust[b]	19,622	841,391
Pennsylvania REIT	19,027	406,036
PennyMac Mortgage Investment Trust[c]	14,647	255,297
Physicians Realty Trust	18,934	290,826
Piedmont Office Realty Trust Inc. Class Ab	41,621	732,113
Plum Creek Timber Co. Inc.[b]	47,724	1,936,163
Post Properties Inc.	14,711	799,837
Potlatch Corp.	10,944	386,542
Preferred Apartment Communities Inc.	6,830	67,959
Prologis Inc.	142,297	5,279,219
PS Business Parks Inc.	4,970	358,586
Public Storage	39,241	7,234,863
QTS Realty Trust Inc. Class Ab	6,340	231,093
RAIT Financial Trust[b]	25,357	154,931
Ramco-Gershenson Properties Trust	21,207	346,098
Rayonier Inc.	33,923	866,733
Realty Income Corp.[b]	63,213	2,806,025
Redwood Trust Inc.[b]	21,340	335,038
Regency Centers Corp.[b]	25,431	1,499,920
Resource Capital Corp.[b]	33,911	131,236
Retail Opportunity Investments Corp.	24,310	379,722
Retail Properties of America Inc. Class A	63,654	886,700
Rexford Industrial Realty Inc.	13,862	202,108
RLJ Lodging Trust	35,776	1,065,409
Rouse Properties Inc.[b]	9,869	161,358
Ryman Hospitality Properties Inc.[b]	11,885	631,212
Sabra Health Care REIT Inc.[b]	15,660	403,088
Saul Centers Inc.	3,318	163,212
Select Income REIT	16,719	345,080
Senior Housing Properties Trust	63,750	1,118,813
Silver Bay Realty Trust Corp.	10,594	172,576

Security	Shares	Value

Simon Property Group Inc.	84,977	$14,702,721
SL Green Realty Corp.	27,014	2,968,568
Sovran Self Storage Inc.	10,094	877,270
Spirit Realty Capital Inc.[b]	120,189	1,162,228
STAG Industrial Inc.	17,688	353,760
Starwood Property Trust Inc.[b]	64,819	1,398,146
Starwood Waypoint Residential Trust	10,454	248,387
STORE Capital Corp.[b]	8,478	170,408
Strategic Hotels & Resorts Inc.[a]	72,210	875,185
Summit Hotel Properties Inc.	24,782	322,414
Sun Communities Inc.	12,932	799,586
Sunstone Hotel Investors Inc.[b]	55,987	840,365
Tanger Factory Outlet Centers Inc.	25,066	794,592
Taubman Centers Inc.	17,122	1,189,979
Terreno Realty Corp.[b]	12,189	240,123
Trade Street Residential Inc.[b]	5,010	33,367
Two Harbors Investment Corp.	103,453	1,007,632
UDR Inc.	69,907	2,239,121
UMH Properties Inc.	3,432	33,634
United Development Funding IV	7,934	138,686
Universal Health Realty Income Trust	2,895	134,502
Urban Edge Properties	24,136	501,787
Urstadt Biddle Properties Inc. Class A	5,967	111,464
Ventas Inc.	84,738	5,261,382
Vornado Realty Trust	50,952	4,836,873
Washington REIT[b]	17,953	465,880
Weingarten Realty Investors	32,843	1,073,638
Western Asset Mortgage Capital Corp.[b]	12,541	185,231
Weyerhaeuser Co.	140,761	4,433,972
Whitestone REIT	4,563	59,410
WP Carey Inc.	28,492	1,679,319
WP GLIMCHER Inc.	49,863	674,646
Xenia Hotels & Resorts Inc.	30,070	653,722

		231,790,796
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
Alexander & Baldwin Inc.	13,084	515,510
Altisource Asset Management Corp.[a]	372	53,676
Altisource Portfolio Solutions SAa,b	3,939	121,282
AV Homes Inc.[a,b]	2,620	37,650
CBRE Group Inc. Class Aa	77,063	2,851,331
Consolidated-Tomoka Land Co.	1,091	62,885
Forest City Enterprises Inc. Class Aa	59,079	1,305,646
Forestar Group Inc.[a,b]	9,276	122,072
FRP Holdings Inc.[a,b]	1,706	55,326
Howard Hughes Corp. (The)[a]	10,671	1,531,715
Jones Lang LaSalle Inc.	12,284	2,100,564
Kennedy-Wilson Holdings Inc.	25,343	623,184
Marcus & Millichap Inc.[a]	3,667	169,195
RE/MAX Holdings Inc. Class A	3,125	110,969
Realogy Holdings Corp.[a]	39,356	1,838,712
St. Joe Co. (The)[a,b]	16,187	251,384
Tejon Ranch Co.[a]	3,628	93,276

		11,844,377
ROAD & RAIL — 0.89%
AMERCO	1,972	644,666
ArcBest Corp.	6,776	215,477
Avis Budget Group Inc.[a]	28,435	1,253,415
Celadon Group Inc.	8,459	174,932
Con-way Inc.	15,105	579,579

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Covenant Transportation Group Inc. Class Aa	2,929	$73,401
CSX Corp.	268,606	8,769,986
Genesee & Wyoming Inc. Class Aa	14,030	1,068,805
Heartland Express Inc.	15,856	320,767
Hertz Global Holdings Inc.[a]	110,350	1,999,542
JB Hunt Transport Services Inc.	25,297	2,076,631
Kansas City Southern	30,149	2,749,589
Knight Transportation Inc.	15,486	414,096
Landstar System Inc.	12,704	849,516
Marten Transport Ltd.	6,157	133,607
Norfolk Southern Corp.	82,880	7,240,397
Old Dominion Freight Line Inc.[a]	18,877	1,295,056
PAM Transportation Services Inc.[a]	872	50,620
Quality Distribution Inc.[a]	5,818	89,946
Roadrunner Transportation Systems Inc.[a,b]	7,417	191,359
Ryder System Inc.	14,607	1,276,214
Saia Inc.[a]	6,475	254,403
Swift Transportation Co.[a]	24,049	545,191
Union Pacific Corp.	238,050	22,702,828
Universal Truckload Services Inc.	1,377	30,239
USA Truck Inc.[a]	1,697	36,027
Werner Enterprises Inc.	11,914	312,742
YRC Worldwide Inc.[a]	7,696	99,894

		55,448,925
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.39%
Advanced Energy Industries Inc.[a]	10,755	295,655
Advanced Micro Devices Inc.[a,b]	162,637	390,329
Alpha & Omega Semiconductor Ltd.[a]	4,718	41,235
Altera Corp.	81,858	4,191,130
Ambarella Inc.[a,b]	8,450	867,730
Amkor Technology Inc.[a]	25,370	151,713
Analog Devices Inc.	85,619	5,495,456
Applied Materials Inc.	333,325	6,406,506
Applied Micro Circuits Corp.[a,b]	22,887	154,487
Atmel Corp.	115,304	1,136,321
Avago Technologies Ltd.	69,711	9,266,683
Axcelis Technologies Inc.[a]	28,058	83,052
Broadcom Corp. Class A	150,076	7,727,413
Brooks Automation Inc.	17,871	204,623
Cabot Microelectronics Corp.[a]	6,246	294,249
Cascade Microtech Inc.[a,b]	3,439	52,359
Cavium Inc.[a,b]	14,718	1,012,746
CEVA Inc.[a]	6,179	120,058
Cirrus Logic Inc.[a]	17,391	591,816
Cohu Inc.	6,269	82,939
Cree Inc.[a,b]	30,122	784,076
Cypress Semiconductor Corp.	90,453	1,063,727
Diodes Inc.[a]	9,436	227,502
DSP Group Inc.[a]	6,230	64,356
Entegris Inc.[a,b]	37,025	539,454
Exar Corp.[a]	10,111	98,886
Fairchild Semiconductor International Inc.[a]	30,741	534,279
First Solar Inc.[a]	19,743	927,526
FormFactor Inc.[a]	13,301	122,369
Freescale Semiconductor Ltd.[a]	30,059	1,201,458
Inphi Corp.[a]	10,304	235,549
Integrated Device Technology Inc.[a]	41,300	896,210
Integrated Silicon Solution Inc.	7,378	163,349
Intel Corp.	1,289,768	39,228,294
Intersil Corp. Class A	34,313	429,256
IXYS Corp.	6,767	103,535

Security	Shares	Value

KLA-Tencor Corp.	43,478	$2,443,898
Kopin Corp.[a]	18,115	62,497
Lam Research Corp.	43,044	3,501,629
Lattice Semiconductor Corp.[a]	31,569	185,941
Linear Technology Corp.	65,623	2,902,505
M/A-COM Technology Solutions Holdings Inc.[a,b]	6,210	237,533
Marvell Technology Group Ltd.	122,684	1,617,589
Mattson Technology Inc.[a]	20,589	68,973
Maxim Integrated Products Inc.	78,343	2,708,709
MaxLinear Inc. Class Aa	11,283	136,524
Micrel Inc.	13,068	181,645
Microchip Technology Inc.	54,233	2,572,000
Micron Technology Inc.[a]	293,705	5,533,402
Microsemi Corp.[a]	26,538	927,503
MKS Instruments Inc.	14,165	537,420
Monolithic Power Systems Inc.	11,201	568,003
Nanometrics Inc.[a]	6,288	101,363
NeoPhotonics Corp.[a]	7,439	67,918
NVE Corp.	1,223	95,883
NVIDIA Corp.	146,268	2,941,449
OmniVision Technologies Inc.[a]	16,599	434,811
ON Semiconductor Corp.[a]	116,690	1,364,106
PDF Solutions Inc.[a]	9,579	153,264
Pericom Semiconductor Corp.	6,173	81,175
Photronics Inc.[a,b]	16,117	153,273
PMC-Sierra Inc.[a]	46,757	400,240
Power Integrations Inc.	8,925	403,231
Qorvo Inc.[a,b]	40,546	3,254,627
Rambus Inc.[a,b]	29,840	432,382
Rudolph Technologies Inc.[a]	8,824	105,976
Semtech Corp.[a,b]	17,734	352,020
Sigma Designs Inc.[a]	9,070	108,205
Silicon Laboratories Inc.[a]	11,471	619,549
Skyworks Solutions Inc.	51,926	5,405,497
SunEdison Inc.[a,b]	74,078	2,215,673
SunPower Corp.[a]	15,142	430,184
Synaptics Inc.[a,b]	9,764	846,881
Teradyne Inc.	57,175	1,102,906
Tessera Technologies Inc.	14,005	531,910
Texas Instruments Inc.	282,847	14,569,449
Ultra Clean Holdings Inc.[a]	6,693	41,697
Ultratech Inc.[a]	7,060	131,034
Veeco Instruments Inc.[a,b]	10,392	298,666
Xcerra Corp.[a]	13,072	98,955
Xilinx Inc.	70,328	3,105,684

		149,220,105
SOFTWARE — 3.94%
A10 Networks Inc.[a,b]	3,423	22,044
ACI Worldwide Inc.[a,b]	32,285	793,242
Activision Blizzard Inc.	136,289	3,299,557
Adobe Systems Inc.[a]	136,097	11,025,218
Advent Software Inc.	13,884	613,812
American Software Inc./GA Class A	6,370	60,515
ANSYS Inc.[a]	24,407	2,226,895
Aspen Technology Inc.[a,b]	23,274	1,060,131
Autodesk Inc.[a]	62,727	3,141,055
AVG Technologies NVa,b	11,895	323,663
Barracuda Networks Inc.[a]	2,090	82,806
Blackbaud Inc.	12,146	691,715
Bottomline Technologies de Inc.[a]	9,681	269,229
BroadSoft Inc.[a]	7,347	253,986

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

CA Inc.	87,806	$2,571,838
Cadence Design Systems Inc.[a,b]	80,422	1,581,096
Callidus Software Inc.[a]	14,760	229,961
CDK Global Inc.	43,361	2,340,627
Citrix Systems Inc.[a]	44,399	3,115,034
Code Rebel Corp.	291	9,420
CommVault Systems Inc.[a]	12,451	528,047
Comverse Inc.[a]	5,844	117,348
Cyan Inc.[a]	2,136	11,193
Digimarc Corp.[a]	1,935	87,346
Digital Turbine Inc.[a]	21,022	63,486
Ebix Inc.[b]	7,766	253,249
Electronic Arts Inc.[a]	86,033	5,721,194
Ellie Mae Inc.[a,b]	8,246	575,488
EnerNOC Inc.[a,b]	6,764	65,611
Epiq Systems Inc.	8,686	146,620
ePlus Inc.[a]	1,103	84,545
FactSet Research Systems Inc.	11,693	1,900,229
Fair Isaac Corp.	8,442	766,365
FireEye Inc.[a,b]	37,371	1,827,816
FleetMatics Group PLC[a]	9,998	468,206
Fortinet Inc.[a,b]	38,325	1,583,972
Gigamon Inc.[a]	6,380	210,476
Globant SAa,b	4,115	125,219
Glu Mobile Inc.[a]	29,832	185,257
Guidance Software Inc.[a]	4,032	34,151
Guidewire Software Inc.[a]	19,585	1,036,634
HubSpot Inc.[a]	4,979	246,859
Imperva Inc.[a]	6,804	460,631
Infoblox Inc.[a]	15,434	404,525
Informatica Corp.[a]	28,291	1,371,265
Interactive Intelligence Group Inc.[a,b]	4,030	179,214
Intuit Inc.	74,947	7,552,409
Jive Software Inc.[a]	10,692	56,133
King Digital Entertainment PLC	21,366	304,465
Manhattan Associates Inc.[a]	20,444	1,219,485
Mentor Graphics Corp.	27,850	736,075
Microsoft Corp.	2,199,340	97,100,861
MicroStrategy Inc. Class Aa	2,670	454,114
MobileIron Inc.[a,b]	14,474	85,541
Model N Inc.[a]	7,568	90,135
Monotype Imaging Holdings Inc.	10,007	241,269
NetScout Systems Inc.[a,b]	9,908	363,326
NetSuite Inc.[a,b]	11,174	1,025,214
Nuance Communications Inc.[a]	70,304	1,231,023
Oracle Corp.	861,412	34,714,904
Park City Group Inc.[a,b]	2,584	32,016
Paycom Software Inc.[a]	8,393	286,621
Paylocity Holding Corp.[a]	4,241	152,040
Pegasystems Inc.	9,390	214,937
Progress Software Corp.[a]	14,855	408,512
Proofpoint Inc.[a,b]	11,041	702,980
PROS Holdings Inc.[a,b]	5,908	124,718
PTC Inc.[a]	32,318	1,325,684
QAD Inc. Class A	1,762	46,570
Qlik Technologies Inc.[a,b]	25,499	891,445
Qualys Inc.[a]	6,283	253,519
Rally Software Development Corp.[a]	7,764	151,010
RealPage Inc.[a,b]	12,790	243,905
Red Hat Inc.[a]	49,840	3,784,351
Rovi Corp.[a]	24,938	397,761
Rubicon Project Inc. (The)[a]	6,564	98,197
salesforce.com inc.[a]	178,256	12,411,965

Security	Shares	Value

Sapiens International Corp. NV	3,789	$39,330
SeaChange International Inc.[a]	7,780	54,538
ServiceNow Inc.[a,b]	41,966	3,118,493
Silver Spring Networks Inc.[a]	9,245	114,730
SolarWinds Inc.[a]	17,667	814,979
Solera Holdings Inc.	18,303	815,582
Splunk Inc.[a,b]	34,003	2,367,289
SS&C Technologies Holdings Inc.	19,406	1,212,875
Symantec Corp.	185,072	4,302,924
Synchronoss Technologies Inc.[a,b]	10,984	502,298
Synopsys Inc.[a]	42,929	2,174,354
Tableau Software Inc. Class Aa	13,415	1,546,749
Take-Two Interactive Software Inc.[a]	22,661	624,764
Tangoe Inc.[a,b]	12,061	151,727
TeleCommunication Systems Inc. Class Aa,b	12,823	42,444
Telenav Inc.[a,b]	11,472	92,350
TiVo Inc.[a]	27,651	280,381
TubeMogul Inc.[a,b]	5,490	78,452
Tyler Technologies Inc.[a]	9,124	1,180,463
Ultimate Software Group Inc. (The)[a]	7,850	1,290,069
Varonis Systems Inc.[a,b]	2,218	48,996
VASCO Data Security International Inc.[a,b]	7,694	232,282
Verint Systems Inc.[a]	16,160	981,639
VirnetX Holding Corp.[a,b]	11,264	47,309
VMware Inc. Class Aa	22,275	1,909,858
Workday Inc. Class Aa,b	28,756	2,196,671
Workiva Inc.[a,b]	1,949	26,955
Yodlee Inc.[a,b]	6,525	94,221
Zendesk Inc.[a]	14,328	318,225
Zix Corp.[a,b]	16,315	84,349
Zynga Inc. Class Aa,b	194,834	557,225

		246,170,496
SPECIALTY RETAIL — 2.51%
Aaron’s Inc.	17,420	630,778
Abercrombie & Fitch Co. Class A	19,648	422,629
Advance Auto Parts Inc.	19,998	3,185,481
America’s Car-Mart Inc./TXa	2,128	104,953
American Eagle Outfitters Inc.	51,400	885,108
ANN INC.[a]	13,162	635,593
Asbury Automotive Group Inc.[a]	7,512	680,737
Ascena Retail Group Inc.[a]	38,069	634,039
AutoNation Inc.[a]	19,701	1,240,769
AutoZone Inc.[a]	8,493	5,663,982
Barnes & Noble Inc.[a,b]	13,546	351,654
bebe stores inc.	10,137	20,274
Bed Bath & Beyond Inc.[a]	47,182	3,254,614
Best Buy Co. Inc.	82,311	2,684,162
Big 5 Sporting Goods Corp.	4,390	62,382
Boot Barn Holdings Inc.[a]	3,802	121,664
Buckle Inc. (The)[b]	7,403	338,835
Build-A-Bear Workshop Inc.[a]	3,320	53,087
Cabela’s Inc.[a]	13,834	691,423
Caleres Inc.	11,722	372,525
CarMax Inc.[a,b]	56,703	3,754,306
Cato Corp. (The) Class A	7,386	286,281
Chico’s FAS Inc.	39,076	649,834
Children’s Place Inc. (The)	5,634	368,520
Christopher & Banks Corp.[a]	9,798	39,290
Citi Trends Inc.[a]	3,968	96,026
Conn’s Inc.[a,b]	7,410	294,177
Container Store Group Inc. (The)[a,b]	3,882	65,489

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

CST Brands Inc.	20,325	$793,895
Destination XL Group Inc.[a,b]	11,123	55,726
Dick’s Sporting Goods Inc.	26,327	1,362,949
DSW Inc. Class A	21,435	715,286
Express Inc.[a]	22,814	413,162
Finish Line Inc. (The) Class A	13,747	382,442
Five Below Inc.[a,b]	14,565	575,754
Foot Locker Inc.[b]	38,022	2,547,854
Francesca’s Holdings Corp.[a,b]	11,864	159,808
GameStop Corp. Class Ab	30,228	1,298,595
Gap Inc. (The)	64,788	2,472,958
Genesco Inc.[a,b]	6,669	440,354
GNC Holdings Inc. Class A	24,557	1,092,295
Group 1 Automotive Inc.	6,496	590,032
Guess? Inc.	15,973	306,202
Haverty Furniture Companies Inc.	5,012	108,359
Hibbett Sports Inc.[a]	7,095	330,485
Home Depot Inc. (The)	353,157	39,246,337
Kirkland’s Inc.	3,371	93,950
L Brands Inc.	67,397	5,777,945
Lithia Motors Inc. Class A	6,599	746,743
Lowe’s Companies Inc.	258,743	17,328,019
Lumber Liquidators Holdings Inc.[a,b]	7,357	152,364
MarineMax Inc.[a]	8,041	189,044
Mattress Firm Holding Corp.[a,b]	5,462	332,909
Men’s Wearhouse Inc. (The)	13,711	878,464
Michaels Companies Inc. (The)[a,b]	16,780	451,550
Monro Muffler Brake Inc.[b]	8,289	515,244
Murphy USA Inc.[a]	12,855	717,566
O’Reilly Automotive Inc.[a]	27,456	6,204,507
Office Depot Inc.[a]	151,690	1,313,635
Outerwall Inc.[b]	5,490	417,844
Party City Holdco Inc.[a]	6,511	131,978
Penske Automotive Group Inc.	11,365	592,230
Pep Boys-Manny Moe & Jack (The)[a]	14,235	174,663
Pier 1 Imports Inc.	26,149	330,262
Rent-A-Center Inc./TX	15,254	432,451
Restoration Hardware Holdings Inc.[a,b]	9,105	888,921
Ross Stores Inc.	112,499	5,468,576
Sally Beauty Holdings Inc.[a]	44,997	1,421,005
Select Comfort Corp.[a,b]	15,247	458,477
Shoe Carnival Inc.	3,886	112,150
Signet Jewelers Ltd.	21,791	2,794,478
Sonic Automotive Inc. Class A	10,889	259,485
Sportsman’s Warehouse Holdings Inc.[a,b]	2,635	29,960
Stage Stores Inc.	8,216	144,027
Staples Inc.	177,204	2,712,993
Stein Mart Inc.	7,223	75,625
Systemax Inc.[a]	3,140	27,130
Tiffany & Co.	30,656	2,814,221
Tile Shop Holdings Inc.[a,b]	8,778	124,560
Tilly’s Inc. Class Aa	2,410	23,305
TJX Companies Inc. (The)	184,979	12,240,060
Tractor Supply Co.	37,529	3,375,358
Ulta Salon Cosmetics & Fragrance Inc.[a]	17,681	2,730,831
Urban Outfitters Inc.[a,b]	27,326	956,410
Vitamin Shoppe Inc.[a,b]	7,952	296,371
West Marine Inc.[a]	3,913	37,721
Williams-Sonoma Inc.	25,394	2,089,164
Winmark Corp.	663	65,306
Zumiez Inc.[a]	5,924	157,756

		156,566,363

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.88%
3D Systems Corp.[a,b]	29,606	$577,909
Apple Inc.	1,566,271	196,449,540
Avid Technology Inc.[a]	8,304	110,775
Cray Inc.[a,b]	10,265	302,920
Diebold Inc.	16,986	594,510
Dot Hill Systems Corp.[a]	16,186	99,058
Eastman Kodak Co.[a]	4,769	80,119
Electronics For Imaging Inc.[a]	12,469	542,526
EMC Corp./MA	529,365	13,969,942
Hewlett-Packard Co.	494,146	14,829,322
Imation Corp.[a]	9,550	38,773
Immersion Corp.[a,b]	7,449	94,379
Lexmark International Inc. Class A	16,962	749,720
NCR Corp.[a]	46,096	1,387,490
NetApp Inc.	84,585	2,669,503
Nimble Storage Inc.[a,b]	13,545	380,073
QLogic Corp.[a]	23,303	330,670
Quantum Corp.[a,b]	63,228	106,223
SanDisk Corp.	56,519	3,290,536
Silicon Graphics International Corp.[a,b]	8,805	56,968
Stratasys Ltd.[a,b]	13,296	464,429
Super Micro Computer Inc.[a,b]	10,370	306,745
Violin Memory Inc.[a,b]	21,606	52,935
Western Digital Corp.	60,764	4,765,113

		242,250,178
TEXTILES, APPAREL & LUXURY GOODS — 0.89%
Carter’s Inc.	14,875	1,581,212
Cherokee Inc.	2,559	72,113
Coach Inc.	75,018	2,596,373
Columbia Sportswear Co.	7,970	481,866
Crocs Inc.[a,b]	24,194	355,894
Culp Inc.	2,312	71,672
Deckers Outdoor Corp.[a,b]	9,241	665,075
Fossil Group Inc.[a,b]	11,719	812,830
G-III Apparel Group Ltd.[a,b]	10,640	748,524
Hanesbrands Inc.	108,652	3,620,285
Iconix Brand Group Inc.[a,b]	13,719	342,563
Kate Spade & Co.[a,b]	34,505	743,238
lululemon athletica Inc.[a]	30,227	1,973,823
Michael Kors Holdings Ltd.[a]	54,021	2,273,744
Movado Group Inc.	4,785	129,961
NIKE Inc. Class B	184,345	19,912,947
Oxford Industries Inc.	3,819	333,972
Perry Ellis International Inc.[a]	3,177	75,517
PVH Corp.	22,347	2,574,374
Quiksilver Inc.[a,b]	35,123	23,279
Ralph Lauren Corp.	16,152	2,137,879
Sequential Brands Group Inc.[a,b]	4,565	69,799
Skechers U.S.A. Inc. Class Aa	11,027	1,210,654
Steven Madden Ltd.[a]	15,953	682,469
Superior Uniform Group Inc.	2,020	33,411
Tumi Holdings Inc.[a,b]	16,150	331,398
Under Armour Inc. Class Aa,b	48,485	4,045,588
Unifi Inc.[a]	3,737	125,189
Vera Bradley Inc.[a,b]	5,291	59,630
VF Corp.	91,890	6,408,409
Vince Holding Corp.[a,b]	3,097	37,102
Wolverine World Wide Inc.	28,469	810,797

		55,341,587

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.23%
Anchor BanCorp Wisconsin Inc.[a,b]	1,763	$66,959
Astoria Financial Corp.	23,386	322,493
Bank Mutual Corp.	12,140	93,114
BankFinancial Corp.	5,645	66,498
BBX Capital Corp.[a]	1,491	24,214
Bear State Financial Inc.[a]	3,623	33,839
Beneficial Bancorp Inc.[a]	21,946	274,105
BofI Holding Inc.[a,b]	3,867	408,781
Brookline Bancorp Inc.	18,924	213,652
Capitol Federal Financial Inc.	40,075	482,503
Charter Financial Corp./MD	6,109	75,813
Clifton Bancorp Inc.	7,023	98,252
Dime Community Bancshares Inc.	8,397	142,245
Essent Group Ltd.[a]	14,862	406,476
EverBank Financial Corp.	24,732	485,984
Federal Agricultural Mortgage Corp. Class C	2,782	80,845
First Defiance Financial Corp.	2,643	99,192
Flagstar Bancorp Inc.[a]	5,303	97,999
Fox Chase Bancorp Inc.	3,242	54,855
Heritage Financial Group Inc.	2,326	70,199
Hingham Institution for Savings	358	41,209
HomeStreet Inc.[a]	5,472	124,871
Hudson City Bancorp Inc.	142,777	1,410,637
IMPAC Mortgage Holdings Inc.[a]	3,579	68,502
Kearny Financial Corp./MDa	24,822	277,013
Ladder Capital Corp.	10,438	181,099
LendingTree Inc.[a]	1,710	134,423
Meridian Bancorp Inc.[a]	14,420	193,372
Meta Financial Group Inc.	1,426	61,204
MGIC Investment Corp.[a]	91,759	1,044,217
Nationstar Mortgage Holdings Inc.[a,b]	8,455	142,044
New York Community Bancorp Inc.[b]	122,672	2,254,711
NMI Holdings Inc. Class Aa	13,648	109,457
Northfield Bancorp Inc.	15,701	236,300
Northwest Bancshares Inc.	26,237	336,358
OceanFirst Financial Corp.	3,899	72,716
Ocwen Financial Corp.[a,b]	27,899	284,570
Oritani Financial Corp.	12,193	195,698
PennyMac Financial Services Inc. Class Aa,c	3,152	57,114
Provident Financial Services Inc.	16,222	308,056
Radian Group Inc.	52,168	978,672
Stonegate Mortgage Corp.[a,b]	3,861	38,880
Territorial Bancorp Inc.	2,970	72,052
TFS Financial Corp.	21,944	369,098
TrustCo Bank Corp. NY	25,166	176,917
United Community Financial Corp./OH	10,697	57,229
United Financial Bancorp Inc.	15,662	210,654
Walker & Dunlop Inc.[a,b]	7,022	187,768
Washington Federal Inc.	25,814	602,757
Waterstone Financial Inc.	9,053	119,500
WSFS Financial Corp.	6,276	171,649

		14,116,765
TOBACCO — 1.11%
Altria Group Inc.	534,655	26,149,976
Philip Morris International Inc.	421,171	33,765,279
Reynolds American Inc.	113,024	8,438,372

Security	Shares	Value

Universal Corp./VAb	6,284	$360,199
Vector Group Ltd.	23,414	549,292

		69,263,118
TRADING COMPANIES & DISTRIBUTORS — 0.32%
Air Lease Corp.	27,428	929,809
Aircastle Ltd.	18,375	416,561
Applied Industrial Technologies Inc.	11,309	448,402
Beacon Roofing Supply Inc.[a]	12,703	421,994
CAI International Inc.[a,b]	4,663	96,011
DXP Enterprises Inc.[a]	3,792	176,328
Fastenal Co.	81,247	3,426,998
GATX Corp.	12,689	674,420
H&E Equipment Services Inc.	7,805	155,866
HD Supply Holdings Inc.[a]	46,148	1,623,487
Kaman Corp.	7,156	300,123
Lawson Products Inc./DEa	1,574	36,957
MRC Global Inc.[a]	27,411	423,226
MSC Industrial Direct Co. Inc. Class A	12,753	889,777
Neff Corp.[a]	2,803	28,282
NOW Inc.[a,b]	28,912	575,638
Rush Enterprises Inc. Class Aa,b	8,985	235,497
Stock Building Supply Holdings Inc.[a,b]	4,281	83,694
TAL International Group Inc.	9,095	287,402
Textainer Group Holdings Ltd.	5,762	149,870
Titan Machinery Inc.[a,b]	4,638	68,318
United Rentals Inc.[a,b]	27,003	2,366,003
Veritiv Corp.[a]	2,229	81,269
Watsco Inc.	6,921	856,404
WESCO International Inc.[a,b]	11,799	809,883
WW Grainger Inc.	18,166	4,298,984

		19,861,203
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	18,711	1,546,090
Wesco Aircraft Holdings Inc.[a,b]	18,516	280,517

		1,826,607
WATER UTILITIES — 0.08%
American States Water Co.	10,204	381,528
American Water Works Co. Inc.	49,265	2,395,757
Aqua America Inc.	49,601	1,214,728
Artesian Resources Corp. Class A	2,092	44,120
California Water Service Group	12,861	293,874
Connecticut Water Service Inc.	2,411	82,360
Consolidated Water Co. Ltd.	5,469	68,909
Middlesex Water Co.	4,109	92,699
SJW Corp.	3,906	119,875
York Water Co. (The)	3,643	75,993

		4,769,843
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Boingo Wireless Inc.[a,b]	12,214	100,888
Leap Wireless International Inc.	13,915	35,066
NTELOS Holdings Corp.[b]	3,973	18,355
RingCentral Inc. Class Aa,b	14,208	262,706
SBA Communications Corp. Class Aa	35,046	4,029,239
Shenandoah Telecommunications Co.	6,260	214,280
Spok Holdings Inc.	5,447	91,727

308

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

June 30, 2015

Security	Shares	Value

Sprint Corp.[a,b]	196,560	$896,314
T-Mobile U.S. Inc.[a]	75,187	2,915,000
Telephone & Data Systems Inc.	25,561	751,493
U.S. Cellular Corp.[a]	3,744	141,036

		9,456,104

TOTAL COMMON STOCKS
(Cost: $4,779,089,135)		6,221,434,639

RIGHTS — 0.00%

HEALTH CARE PROVIDERS & SERVICES — 0.00%
BioScrip Inc.[a]	45	—

		—

TOTAL RIGHTS
(Cost: $0)		—

WARRANTS — 0.00%

OIL, GAS & CONSUMABLE FUELS — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	5,335	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 3.52%

MONEY MARKET FUNDS — 3.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	197,490,863	197,490,863
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	11,516,524	11,516,524
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	10,696,537	10,696,537

		219,703,924

TOTAL SHORT-TERM INVESTMENTS
(Cost: $219,703,924)		219,703,924

TOTAL INVESTMENTS IN SECURITIES — 103.22%
(Cost: $4,998,793,059)		6,441,138,563
Other Assets, Less Liabilities — (3.22)%		(201,195,293)

NET ASSETS — 100.00%		$6,239,943,270

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	23	Sep. 2015	ICE Markets Equity	$2,875,920	$(24,881)
E-mini S&P 500	165	Sep. 2015	Chicago Mercantile	16,948,800	(146,617)

Net unrealized depreciation					$(171,498)

See accompanying notes to schedules of investments.

309

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.51%

AEROSPACE & DEFENSE — 1.20%
B/E Aerospace Inc.	212,396	$11,660,540
Hexcel Corp.	192,796	9,589,673
Huntington Ingalls Industries Inc.	97,303	10,955,345
L-3 Communications Holdings Inc.	164,774	18,682,076
Orbital ATK Inc.	121,071	8,881,769
Rockwell Collins Inc.	264,624	24,438,027
Spirit AeroSystems Holdings Inc. Class Aa	283,347	15,615,253
Textron Inc.	555,468	24,790,537
TransDigm Group Inc.[a]	106,600	23,949,822
Triumph Group Inc.	98,579	6,505,228

		155,068,270

AIR FREIGHT & LOGISTICS — 0.28%
CH Robinson Worldwide Inc.	291,769	18,203,468
Expeditors International of Washington Inc.	382,672	17,643,092

		35,846,560

AIRLINES — 1.00%
Alaska Air Group Inc.	259,356	16,710,307
Copa Holdings SA Class A	65,855	5,438,964
JetBlue Airways Corp.[a]	626,733	13,010,977
Southwest Airlines Co.	1,337,028	44,242,257
Spirit Airlines Inc.[a,b]	146,023	9,068,028
United Continental Holdings Inc.[a]	764,249	40,512,840

		128,983,373

AUTO COMPONENTS — 0.99%
BorgWarner Inc.	452,676	25,730,104
Delphi Automotive PLC	577,664	49,153,430
Gentex Corp./MI	588,575	9,664,402
Goodyear Tire & Rubber Co. (The)	539,981	16,280,427
Lear Corp.	155,571	17,464,400
Visteon Corp.[a,b]	89,277	9,372,299

		127,665,062

AUTOMOBILES — 0.22%
Harley-Davidson Inc.	416,404	23,464,366
Thor Industries Inc.	91,169	5,130,991

		28,595,357

BANKS — 3.18%
Associated Banc-Corp.	305,144	6,185,269
Bank of Hawaii Corp.	87,261	5,818,563
BankUnited Inc.	206,892	7,433,630
BOK Financial Corp.	56,489	3,930,505
CIT Group Inc.	348,214	16,188,469
Citizens Financial Group Inc.	623,928	17,039,474
City National Corp./CA	96,184	8,694,072
Comerica Inc.	356,135	18,276,848
Commerce Bancshares Inc./MO	164,760	7,705,825
Cullen/Frost Bankers Inc.	108,452	8,522,158

Security	Shares	Value

East West Bancorp Inc.	287,785	$12,898,524
Fifth Third Bancorp	1,620,396	33,736,645
First Horizon National Corp.	467,150	7,320,241
First Niagara Financial Group Inc.	710,360	6,705,798
First Republic Bank/CA	284,584	17,937,330
Huntington Bancshares Inc./OH	1,617,583	18,294,864
KeyCorp	1,697,163	25,491,388
M&T Bank Corp.	266,027	33,234,753
PacWest Bancorp	203,779	9,528,706
People’s United Financial Inc.[b]	618,419	10,024,572
Popular Inc.[a,b]	207,066	5,975,925
Regions Financial Corp.	2,681,584	27,781,210
Signature Bank/New York NYa	101,373	14,839,993
SunTrust Banks Inc.	1,032,774	44,429,937
SVB Financial Group[a]	102,514	14,759,966
Synovus Financial Corp.	266,492	8,213,283
TCF Financial Corp.	337,953	5,613,399
Zions BanCorp.	406,551	12,901,896

		409,483,243

BEVERAGES — 1.37%
Brown-Forman Corp. Class A	54,707	6,095,454
Brown-Forman Corp. Class B	252,261	25,271,507
Coca-Cola Enterprises Inc.	466,121	20,248,296
Constellation Brands Inc. Class A	327,281	37,971,142
Dr. Pepper Snapple Group Inc.	383,588	27,963,565
Molson Coors Brewing Co. Class B	275,874	19,258,764
Monster Beverage Corp.[a]	299,315	40,114,196

		176,922,924

BIOTECHNOLOGY — 1.76%
Agios Pharmaceuticals Inc.[a]	51,694	5,745,271
Alkermes PLC[a]	297,360	19,132,142
Alnylam Pharmaceuticals Inc.[a,b]	148,440	17,793,503
BioMarin Pharmaceutical Inc.[a]	320,778	43,876,015
Bluebird Bio Inc.[a]	65,678	11,058,205
Incyte Corp.[a]	312,998	32,617,522
Intercept Pharmaceuticals Inc.[a,b]	31,908	7,701,953
Intrexon Corp.[a]	92,615	4,519,612
Isis Pharmaceuticals Inc.[a]	239,503	13,783,398
Juno Therapeutics Inc.[a,b]	23,860	1,272,454
Medivation Inc.[a]	157,439	17,979,534
OPKO Health Inc.[a]	469,758	7,553,709
Puma Biotechnology Inc.[a]	50,036	5,841,703
Receptos Inc.[a]	63,131	11,998,046
Seattle Genetics Inc.[a,b]	189,865	9,189,466
United Therapeutics Corp.[a]	92,472	16,085,504

		226,148,037

BUILDING PRODUCTS — 0.65%
Allegion PLC	191,417	11,511,818
AO Smith Corp.	148,520	10,690,470
Armstrong World Industries Inc.[a]	78,338	4,173,849
Fortune Brands Home & Security Inc.	318,946	14,614,106
Lennox International Inc.	80,938	8,716,213
Masco Corp.	696,035	18,563,253
Owens Corning	236,068	9,737,805
USG Corp.[a,b]	183,303	5,093,990

		83,101,504

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

CAPITAL MARKETS — 2.44%
Affiliated Managers Group Inc.[a,b]	109,482	$23,932,765
Ameriprise Financial Inc.	362,878	45,334,349
Artisan Partners Asset Management Inc.	71,023	3,299,729
E*TRADE Financial Corp.[a]	580,022	17,371,659
Eaton Vance Corp. NVS	235,729	9,224,076
Federated Investors Inc. Class B	187,525	6,280,212
Interactive Brokers Group Inc. Class A	115,177	4,786,756
Invesco Ltd.	861,693	32,304,871
Lazard Ltd. Class A	252,101	14,178,160
Legg Mason Inc.	195,409	10,069,426
LPL Financial Holdings Inc.	164,949	7,668,479
Northern Trust Corp.	466,891	35,698,486
NorthStar Asset Management Group Inc./New York	387,805	7,170,514
Raymond James Financial Inc.	255,619	15,229,780
SEI Investments Co.	278,710	13,665,151
T Rowe Price Group Inc.	521,340	40,523,758
TD Ameritrade Holding Corp.	534,181	19,668,544
Waddell & Reed Financial Inc. Class A	168,610	7,976,939

		314,383,654

CHEMICALS — 2.77%
Airgas Inc.	135,952	14,381,003
Albemarle Corp.	224,444	12,405,020
Ashland Inc.	135,195	16,480,270
Axalta Coating Systems Ltd.[a]	201,790	6,675,213
Cabot Corp.	126,975	4,734,898
Celanese Corp. Series A	306,582	22,037,114
CF Industries Holdings Inc.	470,842	30,265,724
Cytec Industries Inc.	142,839	8,646,045
Eastman Chemical Co.	297,414	24,334,413
FMC Corp.	267,156	14,039,048
Huntsman Corp.	409,907	9,046,647
International Flavors & Fragrances Inc.	161,825	17,685,854
Mosaic Co. (The)	697,049	32,656,746
NewMarket Corp.	17,011	7,551,013
Platform Specialty Products Corp.[a]	241,362	6,174,040
RPM International Inc.	266,530	13,051,974
Scotts Miracle-Gro Co. (The) Class A	90,232	5,342,637
Sherwin-Williams Co. (The)	162,004	44,554,340
Sigma-Aldrich Corp.	239,393	33,359,414
Valspar Corp. (The)	162,550	13,299,841
Westlake Chemical Corp.	80,493	5,521,015
WR Grace & Co.[a]	145,579	14,601,574

		356,843,843

COMMERCIAL SERVICES & SUPPLIES — 1.28%
ADT Corp. (The)[b]	342,707	11,504,674
Cintas Corp.	190,867	16,145,440
Clean Harbors Inc.[a]	117,373	6,307,625
Copart Inc.[a]	253,125	8,980,875
Covanta Holding Corp.	228,955	4,851,556
KAR Auction Services Inc.	283,618	10,607,313
Pitney Bowes Inc.	403,498	8,396,793
Republic Services Inc.	485,086	19,000,819
Rollins Inc.	189,939	5,418,960
RR Donnelley & Sons Co.[b]	417,336	7,274,167
Stericycle Inc.[a,b]	170,151	22,784,920
Tyco International PLC	842,338	32,413,166

Security	Shares	Value

Waste Connections Inc.	247,809	$11,676,760

		165,363,068

COMMUNICATIONS EQUIPMENT — 1.14%
Arista Networks Inc.[a,b]	67,449	5,513,281
ARRIS Group Inc.[a,b]	272,117	8,326,780
Brocade Communications Systems Inc.	836,044	9,932,203
CommScope Holding Co. Inc.[a]	210,536	6,423,453
EchoStar Corp. Class Aa	88,242	4,295,621
F5 Networks Inc.[a]	143,910	17,319,569
Harris Corp.	247,266	19,017,228
JDS Uniphase Corp.[a]	468,447	5,424,616
Juniper Networks Inc.	789,930	20,514,482
Motorola Solutions Inc.	422,021	24,198,684
Palo Alto Networks Inc.[a,b]	145,189	25,364,518

		146,330,435

CONSTRUCTION & ENGINEERING — 0.49%
AECOM[a,b]	300,854	9,952,250
Chicago Bridge & Iron Co. NVb	195,981	9,806,889
Fluor Corp.	293,242	15,544,759
Jacobs Engineering Group Inc.[a,b]	251,249	10,205,734
KBR Inc.	288,600	5,621,928
Quanta Services Inc.[a]	409,124	11,790,954

		62,922,514

CONSTRUCTION MATERIALS — 0.38%
Eagle Materials Inc.	100,497	7,670,936
Martin Marietta Materials Inc.	135,005	19,104,558
Vulcan Materials Co.	265,408	22,275,693

		49,051,187

CONSUMER FINANCE — 0.51%
Ally Financial Inc.[a]	963,323	21,607,335
Credit Acceptance Corp.[a]	17,001	4,185,306
Navient Corp.	778,296	14,172,770
Santander Consumer USA Holdings Inc.	177,725	4,544,428
SLM Corp.[a]	851,644	8,405,727
Springleaf Holdings Inc.[a]	104,266	4,786,852
Synchrony Financial[a]	256,974	8,462,154

		66,164,572

CONTAINERS & PACKAGING — 1.23%
AptarGroup Inc.	125,241	7,986,618
Avery Dennison Corp.	182,102	11,097,296
Ball Corp.	275,802	19,347,510
Bemis Co. Inc.	194,946	8,774,519
Crown Holdings Inc.[a,b]	278,552	14,738,186
Graphic Packaging Holding Co.	658,059	9,166,762
MeadWestvaco Corp.	335,741	15,843,618
Owens-Illinois Inc.[a,b]	322,606	7,400,582
Packaging Corp. of America	195,879	12,240,479
Rock-Tenn Co. Class A	281,199	16,928,180
Sealed Air Corp.	420,469	21,603,697
Silgan Holdings Inc.	81,251	4,286,803
Sonoco Products Co.	201,867	8,652,020

		158,066,270

311

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

DISTRIBUTORS — 0.35%
Genuine Parts Co.	304,498	$27,261,706
LKQ Corp.[a,b]	608,578	18,406,442

		45,668,148

DIVERSIFIED CONSUMER SERVICES — 0.34%
Graham Holdings Co. Class B	6,960	7,482,348
H&R Block Inc.	550,675	16,327,514
Service Corp. International/U.S.	404,302	11,898,608
ServiceMaster Global Holdings Inc.[a]	205,553	7,434,852

		43,143,322

DIVERSIFIED FINANCIAL SERVICES — 1.67%
CBOE Holdings Inc.	166,999	9,555,683
Intercontinental Exchange Inc.	222,692	49,796,158
Leucadia National Corp.	657,375	15,961,065
McGraw Hill Financial Inc.	547,578	55,004,210
Moody’s Corp.	355,140	38,340,914
MSCI Inc.	224,924	13,844,072
NASDAQ OMX Group Inc. (The)	231,613	11,305,031
Voya Financial Inc.	458,075	21,286,745

		215,093,878

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.63%
CenturyLink Inc.	1,127,865	33,136,674
Frontier Communications Corp.	2,007,270	9,935,986
Level 3 Communications Inc.[a]	578,649	30,477,443
Zayo Group Holdings Inc.[a]	287,198	7,386,733

		80,936,836

ELECTRIC UTILITIES — 2.02%
Edison International	651,834	36,228,934
Entergy Corp.	359,162	25,320,921
Eversource Energy	635,502	28,858,146
FirstEnergy Corp.	844,325	27,482,779
Great Plains Energy Inc.	308,678	7,457,661
Hawaiian Electric Industries Inc.	214,906	6,389,155
ITC Holdings Corp.	310,522	9,992,598
OGE Energy Corp.	399,278	11,407,372
Pepco Holdings Inc.	506,309	13,639,964
Pinnacle West Capital Corp.	221,571	12,605,174
PPL Corp.	1,336,649	39,391,046
Westar Energy Inc.	264,560	9,053,243
Xcel Energy Inc.	1,014,159	32,635,637

		260,462,630

ELECTRICAL EQUIPMENT — 0.84%
Acuity Brands Inc.	86,889	15,638,282
AMETEK Inc.	483,200	26,469,696
Babcock & Wilcox Co. (The)	214,047	7,020,741
Hubbell Inc. Class B	115,753	12,533,735
Regal Beloit Corp.	89,642	6,507,113
Rockwell Automation Inc.	269,237	33,557,700
Solarcity Corp.[a,b]	118,332	6,336,679

		108,063,946

Security	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.17%
Amphenol Corp. Class A	618,046	$35,828,127
Arrow Electronics Inc.[a]	191,429	10,681,738
Avnet Inc.	271,735	11,171,026
CDW Corp./DE	263,853	9,044,881
Cognex Corp.	174,312	8,384,407
Dolby Laboratories Inc. Class A	99,637	3,953,596
FLIR Systems Inc.	280,340	8,640,079
Ingram Micro Inc. Class Aa	312,640	7,825,379
IPG Photonics Corp.[a,b]	69,123	5,887,551
Jabil Circuit Inc.	387,649	8,253,047
Keysight Technologies Inc.[a]	338,111	10,545,682
National Instruments Corp.	224,932	6,626,497
Trimble Navigation Ltd.[a,b]	519,084	12,177,711
Zebra Technologies Corp. Class Aa	103,482	11,491,676

		150,511,397

ENERGY EQUIPMENT & SERVICES — 1.52%
Cameron International Corp.[a,b]	382,936	20,054,358
Diamond Offshore Drilling Inc.[b]	128,460	3,315,553
Dresser-Rand Group Inc.[a]	153,909	13,109,969
Dril-Quip Inc.[a,b]	77,923	5,863,706
Ensco PLC Class A	468,734	10,438,706
FMC Technologies Inc.[a]	461,976	19,167,384
Frank’s International NV	69,159	1,302,956
Helmerich & Payne Inc.	192,910	13,584,722
Nabors Industries Ltd.	660,931	9,537,234
National Oilwell Varco Inc.	775,988	37,464,701
Noble Corp. PLC	484,083	7,450,037
Oceaneering International Inc.	197,553	9,203,994
Patterson-UTI Energy Inc.	293,721	5,526,361
Rowan Companies PLC Class A	249,607	5,269,204
RPC Inc.	114,957	1,589,855
Seadrill Ltd.[b]	747,566	7,729,832
Superior Energy Services Inc.	301,004	6,333,124
Weatherford International PLC[a]	1,550,022	19,018,770

		195,960,466

FOOD & STAPLES RETAILING — 0.75%
Rite Aid Corp.[a]	1,978,316	16,518,939
Sprouts Farmers Market Inc.[a,b]	306,752	8,276,169
Sysco Corp.	1,187,911	42,883,587
Whole Foods Market Inc.	716,793	28,270,316

		95,949,011

FOOD PRODUCTS — 2.66%
Bunge Ltd.[b]	287,311	25,225,906
Campbell Soup Co.	348,346	16,598,687
ConAgra Foods Inc.	854,382	37,353,581
Flowers Foods Inc.	348,176	7,363,922
Hain Celestial Group Inc. (The)[a,b]	205,265	13,518,753
Hershey Co. (The)	291,462	25,890,570
Hormel Foods Corp.	267,715	15,091,095
Ingredion Inc.	142,601	11,380,986
JM Smucker Co. (The)	239,403	25,953,679
Kellogg Co.	499,627	31,326,613
Keurig Green Mountain Inc.	258,546	19,812,380
McCormick & Co. Inc./MD	255,653	20,695,110
Mead Johnson Nutrition Co.	405,238	36,560,572

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

Pilgrim’s Pride Corp.[b]	127,793	$2,935,405
Pinnacle Foods Inc.	233,183	10,619,154
Tyson Foods Inc. Class A	589,694	25,138,655
WhiteWave Foods Co. (The)[a]	350,349	17,125,059

		342,590,127

GAS UTILITIES — 0.39%
AGL Resources Inc.	239,949	11,172,026
Atmos Energy Corp.	202,105	10,363,944
National Fuel Gas Co.	168,896	9,946,285
Questar Corp.	351,542	7,350,743
UGI Corp.	345,108	11,888,971

		50,721,969

HEALTH CARE EQUIPMENT & SUPPLIES — 2.90%
Alere Inc.[a]	170,316	8,984,169
Align Technology Inc.[a,b]	161,553	10,130,989
Boston Scientific Corp.[a]	2,682,225	47,475,382
Cooper Companies Inc. (The)	96,610	17,193,682
CR Bard Inc.	148,540	25,355,778
DENTSPLY International Inc.	279,721	14,419,618
DexCom Inc.[a]	158,646	12,688,507
Edwards Lifesciences Corp.[a]	215,185	30,648,800
Hill-Rom Holdings Inc.	113,357	6,158,686
Hologic Inc.[a]	491,937	18,723,122
IDEXX Laboratories Inc.[a,b]	187,245	12,009,894
Intuitive Surgical Inc.[a]	73,741	35,727,514
ResMed Inc.	281,934	15,892,620
Sirona Dental Systems Inc.[a,b]	111,148	11,161,482
St. Jude Medical Inc.	562,537	41,104,579
Teleflex Inc.	83,085	11,253,863
Varian Medical Systems Inc.[a,b]	199,659	16,837,243
Zimmer Biomet Holdings Inc.	340,913	37,237,927

		373,003,855

HEALTH CARE PROVIDERS & SERVICES — 2.69%
Acadia Healthcare Co. Inc.[a]	103,400	8,099,322
AmerisourceBergen Corp.	439,516	46,738,131
Brookdale Senior Living Inc.[a,b]	368,407	12,783,723
Catamaran Corp.[a]	416,157	25,418,870
Centene Corp.[a,b]	237,906	19,127,642
Community Health Systems Inc.[a]	236,144	14,869,988
DaVita HealthCare Partners Inc.[a,b]	352,959	28,049,652
Envision Healthcare Holdings Inc.[a]	371,398	14,662,793
Health Net Inc./CAa	154,326	9,895,383
Henry Schein Inc.[a,b]	167,293	23,775,681
Laboratory Corp. of America Holdings[a]	200,866	24,348,976
LifePoint Health Inc.[a]	88,646	7,707,770
MEDNAX Inc.[a]	187,120	13,867,463
Omnicare Inc.	193,832	18,268,666
Patterson Companies Inc.	172,260	8,380,449
Premier Inc.[a,b]	75,257	2,894,384
Quest Diagnostics Inc.	287,365	20,839,710
Tenet Healthcare Corp.[a]	198,510	11,489,759
Universal Health Services Inc. Class B	183,737	26,109,028
VCA Inc.[a]	164,378	8,942,985

		346,270,375

Security	Shares	Value

HEALTH CARE TECHNOLOGY — 0.53%
Allscripts Healthcare Solutions Inc.[a,b]	361,833	$4,949,875
athenahealth Inc.[a,b]	77,131	8,837,670
Cerner Corp.[a,b]	599,516	41,402,575
IMS Health Holdings Inc.[a,b]	267,413	8,196,208
Inovalon Holdings Inc.[a,b]	50,738	1,415,590
Veeva Systems Inc.[a,b]	142,082	3,982,559

		68,784,477

HOTELS, RESTAURANTS & LEISURE — 2.44%
Aramark	386,722	11,976,780
Brinker International Inc.[b]	122,310	7,051,171
Chipotle Mexican Grill Inc.[a,b]	62,114	37,578,349
Choice Hotels International Inc.	70,903	3,846,488
Darden Restaurants Inc.	251,665	17,888,348
Domino’s Pizza Inc.	110,422	12,521,855
Dunkin’ Brands Group Inc.	192,534	10,589,370
Extended Stay America Inc.	119,461	2,242,283
Hilton Worldwide Holdings Inc.[a]	1,039,149	28,628,555
Hyatt Hotels Corp. Class Aa,b	68,130	3,862,290
International Game Technology PLC[a]	188,353	3,345,149
Marriott International Inc./MD Class A	419,190	31,183,544
MGM Resorts International[a]	890,981	16,260,403
Norwegian Cruise Line Holdings Ltd.[a]	262,860	14,730,674
Panera Bread Co. Class Aa,b	50,662	8,854,198
Royal Caribbean Cruises Ltd.	344,081	27,075,734
Six Flags Entertainment Corp.	143,842	6,451,314
Starwood Hotels & Resorts Worldwide Inc.	341,883	27,723,292
Wendy’s Co. (The)[b]	544,672	6,143,900
Wyndham Worldwide Corp.	240,169	19,672,243
Wynn Resorts Ltd.	162,592	16,042,953

		313,668,893

HOUSEHOLD DURABLES — 1.81%
DR Horton Inc.	656,753	17,968,762
Garmin Ltd.	236,974	10,410,268
GoPro Inc.[a,b]	178,524	9,411,785
Harman International Industries Inc.	142,350	16,931,109
Jarden Corp.[a]	385,256	19,936,998
Leggett & Platt Inc.	275,649	13,418,593
Lennar Corp. Class A	347,915	17,757,582
Lennar Corp. Class B	19,417	837,261
Mohawk Industries Inc.[a]	123,505	23,577,105
Newell Rubbermaid Inc.	537,576	22,099,750
NVR Inc.[a,b]	8,132	10,896,880
PulteGroup Inc.	729,448	14,698,377
Tempur Sealy International Inc.[a,b]	122,090	8,045,731
Toll Brothers Inc.[a]	351,365	13,418,629
Tupperware Brands Corp.[b]	99,721	6,435,993
Whirlpool Corp.	157,339	27,227,514

		233,072,337

HOUSEHOLD PRODUCTS — 0.54%
Church & Dwight Co. Inc.	261,833	21,242,511
Clorox Co. (The)	262,443	27,299,321
Energizer Holdings Inc.	124,172	16,334,827
Spectrum Brands Holdings Inc.	50,561	5,156,716

		70,033,375

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.39%
AES Corp./VA	1,365,326	$18,104,223
Calpine Corp.[a,b]	744,933	13,401,344
NRG Energy Inc.	667,206	15,265,673
TerraForm Power Inc.	102,312	3,885,810

		50,657,050

INDUSTRIAL CONGLOMERATES — 0.37%
Carlisle Companies Inc.	130,210	13,036,625
Roper Technologies Inc.	201,107	34,682,913

		47,719,538

INSURANCE — 4.45%
Alleghany Corp.[a]	32,010	15,005,008
Allied World Assurance Co. Holdings AG	190,951	8,252,902
American Financial Group Inc./OH	137,974	8,973,829
American National Insurance Co.	14,460	1,479,547
AmTrust Financial Services Inc.	76,772	5,029,334
Aon PLC	563,868	56,206,362
Arch Capital Group Ltd.[a,b]	248,142	16,615,588
Arthur J Gallagher & Co.	336,011	15,893,320
Aspen Insurance Holdings Ltd.	123,278	5,905,016
Assurant Inc.	135,877	9,103,759
Assured Guaranty Ltd.	301,903	7,242,653
Axis Capital Holdings Ltd.	201,925	10,776,737
Brown & Brown Inc.	231,792	7,616,685
Cincinnati Financial Corp.	328,822	16,500,288
CNA Financial Corp.	53,831	2,056,883
Endurance Specialty Holdings Ltd.[b]	90,350	5,935,995
Erie Indemnity Co. Class A	48,567	3,985,894
Everest Re Group Ltd.	88,892	16,179,233
FNF Group	561,088	20,754,645
Genworth Financial Inc. Class Aa	995,101	7,532,915
Hanover Insurance Group Inc. (The)	88,466	6,549,138
Hartford Financial Services Group Inc. (The)	840,132	34,924,287
HCC Insurance Holdings Inc.	191,463	14,712,017
Lincoln National Corp.	506,209	29,977,697
Loews Corp.	622,843	23,985,684
Markel Corp.[a,b]	27,900	22,338,972
Mercury General Corp.	40,833	2,272,357
Old Republic International Corp.	522,497	8,166,628
PartnerRe Ltd.	95,501	12,271,879
Principal Financial Group Inc.	588,965	30,208,015
ProAssurance Corp.	110,064	5,086,057
Progressive Corp. (The)	1,173,827	32,667,605
Reinsurance Group of America Inc.	132,436	12,564,203
RenaissanceRe Holdings Ltd.[b]	92,134	9,352,522
StanCorp Financial Group Inc.	84,444	6,384,811
Torchmark Corp.	252,298	14,688,790
Unum Group	499,184	17,845,828
Validus Holdings Ltd.	169,219	7,443,944
White Mountains Insurance Group Ltd.	11,988	7,851,421
WR Berkley Corp.	194,528	10,101,839
XL Group PLC	613,472	22,821,158

		573,261,445

INTERNET & CATALOG RETAIL — 0.65%
Expedia Inc.	197,311	21,575,958
Groupon Inc.[a,b]	990,817	4,983,810

Security	Shares	Value

Liberty Interactive Corp. QVC Group Series Aa	945,479	$26,237,042
Liberty Ventures Series Aa	283,526	11,134,066
TripAdvisor Inc.[a,b]	224,392	19,553,519

		83,484,395

INTERNET SOFTWARE & SERVICES — 1.45%
Akamai Technologies Inc.[a,b]	357,233	24,942,008
CoStar Group Inc.[a,b]	64,841	13,049,900
GoDaddy Inc. Class Aa	47,219	1,331,104
HomeAway Inc.[a,b]	189,917	5,910,217
IAC/InterActiveCorp	147,015	11,711,215
LendingClub Corp.[a,b]	133,556	1,969,951
LinkedIn Corp. Class Aa	218,912	45,233,786
Pandora Media Inc.[a,b]	423,000	6,573,420
Rackspace Hosting Inc.[a,b]	246,360	9,162,128
Twitter Inc.[a]	1,130,748	40,955,693
VeriSign Inc.[a,b]	206,964	12,773,818
Yelp Inc.[a,b]	129,934	5,591,060
Zillow Group Inc. Class Aa,b	88,012	7,634,161

		186,838,461

IT SERVICES — 3.04%
Alliance Data Systems Corp.[a,b]	124,138	36,240,848
Amdocs Ltd.	309,338	16,886,761
Black Knight Financial Services Inc. Class Aa	41,412	1,278,388
Booz Allen Hamilton Holding Corp.	203,479	5,135,810
Broadridge Financial Solutions Inc.	239,829	11,993,848
Computer Sciences Corp.	277,637	18,224,093
CoreLogic Inc./U.S.[a]	180,482	7,163,331
DST Systems Inc.	73,421	9,249,578
Fidelity National Information Services Inc.	567,112	35,047,522
Fiserv Inc.[a,b]	473,731	39,239,139
FleetCor Technologies Inc.[a]	183,668	28,663,228
Gartner Inc.[a,b]	166,106	14,248,573
Genpact Ltd.[a]	318,264	6,788,571
Global Payments Inc.	132,959	13,754,608
Jack Henry & Associates Inc.	163,605	10,585,243
Leidos Holdings Inc.	133,489	5,388,951
Paychex Inc.	649,112	30,430,370
Sabre Corp.	227,361	5,411,192
Teradata Corp.[a,b]	284,093	10,511,441
Total System Services Inc.	330,571	13,807,951
Vantiv Inc. Class Aa	286,820	10,953,656
VeriFone Systems Inc.[a,b]	227,558	7,727,870
Western Union Co. (The)	1,032,957	21,000,016
WEX Inc.[a]	77,323	8,812,502
Xerox Corp.	2,208,611	23,499,621

		392,043,111

LEISURE PRODUCTS — 0.54%
Brunswick Corp./DE	185,459	9,432,445
Hasbro Inc.	222,855	16,667,325
Mattel Inc.	676,899	17,389,535
Polaris Industries Inc.	132,961	19,692,854
Vista Outdoor Inc.[a]	127,789	5,737,726

		68,919,885

LIFE SCIENCES TOOLS & SERVICES — 0.99%
Agilent Technologies Inc.	666,218	25,702,690

314

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

Bio-Rad Laboratories Inc. Class Aa	41,330	$6,224,711
Bio-Techne Corp.	74,330	7,319,275
Bruker Corp.[a,b]	222,129	4,533,653
Charles River Laboratories International Inc.[a]	94,752	6,664,856
Mettler-Toledo International Inc.[a]	55,954	19,106,053
PerkinElmer Inc.	226,462	11,920,960
QIAGEN NVa	464,197	11,507,443
Quintiles Transnational Holdings Inc.[a]	158,410	11,502,150
VWR Corp.[a,b]	58,660	1,567,982
Waters Corp.[a]	165,439	21,239,059

		127,288,832

MACHINERY — 3.60%
AGCO Corp.	151,746	8,616,138
Allison Transmission Holdings Inc.	359,454	10,517,624
Colfax Corp.[a,b]	200,912	9,272,089
Crane Co.	96,264	5,653,585
Donaldson Co. Inc.	273,182	9,779,916
Dover Corp.	320,870	22,518,657
Flowserve Corp.	268,990	14,165,013
Graco Inc.	117,395	8,338,567
IDEX Corp.	155,936	12,253,451
Ingersoll-Rand PLC	529,609	35,706,239
ITT Corp.	178,458	7,466,683
Joy Global Inc.	194,814	7,052,267
Kennametal Inc.	158,604	5,411,568
Lincoln Electric Holdings Inc.	151,223	9,207,968
Manitowoc Co. Inc. (The)	272,382	5,338,687
Middleby Corp. (The)[a,b]	114,692	12,871,883
Nordson Corp.	121,704	9,479,525
Oshkosh Corp.	156,469	6,631,156
PACCAR Inc.	709,824	45,293,869
Pall Corp.	213,728	26,598,450
Parker-Hannifin Corp.	277,443	32,274,944
Pentair PLC	359,396	24,708,475
Snap-on Inc.	116,226	18,508,991
SPX Corp.	82,076	5,941,482
Stanley Black & Decker Inc.	307,551	32,366,667
Terex Corp.	210,268	4,888,731
Timken Co. (The)	155,427	5,683,965
Toro Co. (The)	111,369	7,548,591
Trinity Industries Inc.	309,987	8,192,956
Valmont Industries Inc.	47,127	5,601,986
WABCO Holdings Inc.[a]	109,183	13,508,121
Wabtec Corp./DE	193,293	18,215,932
Xylem Inc./NY	362,860	13,451,220

		463,065,396

MARINE — 0.07%
Kirby Corp.[a]	111,617	8,556,559

		8,556,559

MEDIA — 2.16%
AMC Networks Inc. Class Aa	119,840	9,808,904
Cablevision Systems Corp. Class A	405,166	9,699,674
Charter Communications Inc. Class Aa,b	149,960	25,680,650
Cinemark Holdings Inc.	231,824	9,312,370
Clear Channel Outdoor Holdings Inc. Class A	72,218	731,568
Discovery Communications Inc. Class Aa,b	311,489	10,360,124
Discovery Communications Inc. Class C NVS[a]	548,589	17,050,146

Security	Shares	Value

Gannett Co. Inc.[a]	226,900	$3,174,324
Interpublic Group of Companies Inc. (The)	826,142	15,919,756
John Wiley & Sons Inc. Class A	92,635	5,036,565
Liberty Broadband Corp. Class Aa,b	52,280	2,664,712
Liberty Broadband Corp. Class Ca	132,750	6,791,490
Liberty Media Corp. Class Aa	209,153	7,537,874
Liberty Media Corp. Class Ca	401,183	14,402,470
Lions Gate Entertainment Corp.	189,873	7,034,795
Live Nation Entertainment Inc.[a]	291,340	8,008,937
Madison Square Garden Co. (The) Class Aa,b	123,001	10,269,354
Morningstar Inc.	38,164	3,035,946
News Corp. Class Aa	767,377	11,196,030
News Corp. Class Ba	241,885	3,444,442
Omnicom Group Inc.	488,782	33,965,461
Regal Entertainment Group Class Ab	165,593	3,462,550
Scripps Networks Interactive Inc. Class A	182,860	11,953,558
Sirius XM Holdings Inc.[a,b]	4,598,345	17,151,827
Starz Series Aa,b	172,556	7,716,704
TEGNA Inc.	453,859	14,555,258
Tribune Media Co.	161,317	8,612,715

		278,578,204

METALS & MINING — 1.29%
Alcoa Inc.	2,445,558	27,267,972
Allegheny Technologies Inc.	218,503	6,598,791
Compass Minerals International Inc.	67,353	5,532,375
Freeport-McMoRan Inc.	2,080,766	38,743,863
Newmont Mining Corp.	1,000,018	23,360,421
Nucor Corp.	638,477	28,137,681
Reliance Steel & Aluminum Co.	148,621	8,988,598
Royal Gold Inc.	129,665	7,986,067
Steel Dynamics Inc.	483,766	10,021,213
Tahoe Resources Inc.	320,746	3,890,649
U.S. Steel Corp.	291,454	6,009,781

		166,537,411

MULTI-UTILITIES — 2.40%
Alliant Energy Corp.	226,026	13,046,221
Ameren Corp.	485,428	18,290,927
CenterPoint Energy Inc.	860,693	16,378,988
CMS Energy Corp.	553,773	17,632,132
Consolidated Edison Inc.	585,946	33,914,554
DTE Energy Co.	358,776	26,779,041
MDU Resources Group Inc.	389,670	7,610,255
NiSource Inc.	634,963	28,947,963
Public Service Enterprise Group Inc.	1,012,054	39,753,481
SCANA Corp.	285,927	14,482,203
Sempra Energy	495,322	49,007,159
TECO Energy Inc.	470,397	8,307,211
Vectren Corp.	165,311	6,361,167
WEC Energy Group Inc.	631,238	28,386,755

		308,898,057

MULTILINE RETAIL — 1.54%
Dillard’s Inc. Class A	47,727	5,020,403
Dollar General Corp.	607,606	47,235,291
Dollar Tree Inc.[a,b]	412,517	32,584,718
Family Dollar Stores Inc.	193,705	15,265,891
JC Penney Co. Inc.[a,b]	610,441	5,170,435
Kohl’s Corp.	405,735	25,403,068

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

Macy’s Inc.	683,422	$46,110,482
Nordstrom Inc.	280,800	20,919,600
Sears Holdings Corp.[a,b]	26,498	707,497

		198,417,385

OIL, GAS & CONSUMABLE FUELS — 4.24%
Antero Resources Corp.[a,b]	139,467	4,789,297
Cabot Oil & Gas Corp.	827,476	26,098,593
California Resources Corp.	629,074	3,799,607
Cheniere Energy Inc.[a]	473,296	32,780,481
Chesapeake Energy Corp.[b]	1,173,655	13,109,726
Cimarex Energy Co.	189,201	20,870,762
Cobalt International Energy Inc.[a]	733,590	7,123,159
Concho Resources Inc.[a,b]	240,105	27,338,355
CONSOL Energy Inc.	457,794	9,952,442
Continental Resources Inc./OKa,b	171,473	7,268,741
CVR Energy Inc.	31,275	1,177,191
Denbury Resources Inc.[b]	714,097	4,541,657
Diamondback Energy Inc.[a]	126,058	9,502,252
Energen Corp.	146,222	9,986,963
EP Energy Corp. Class Aa,b	68,222	868,466
EQT Corp.	304,792	24,791,781
Golar LNG Ltd.[b]	179,889	8,418,805
Gulfport Energy Corp.[a]	193,377	7,783,424
Hess Corp.	504,419	33,735,543
HollyFrontier Corp.	389,534	16,629,206
Kosmos Energy Ltd.[a,b]	315,408	2,658,889
Laredo Petroleum Inc.[a,b]	246,374	3,099,385
Marathon Oil Corp.	1,350,347	35,838,209
Memorial Resource Development Corp.[a,b]	165,189	3,133,635
Murphy Oil Corp.	356,052	14,801,082
Newfield Exploration Co.[a]	325,707	11,764,537
Noble Energy Inc.	776,452	33,138,971
ONEOK Inc.	417,655	16,489,019
PBF Energy Inc.	172,126	4,891,821
Pioneer Natural Resources Co.	298,697	41,426,287
QEP Resources Inc.	353,438	6,542,137
Range Resources Corp.	338,255	16,703,032
SM Energy Co.	134,971	6,224,863
Southwestern Energy Co.[a,b]	769,361	17,487,576
Targa Resources Corp.	112,080	9,999,778
Teekay Corp.	93,333	3,996,519
Tesoro Corp.	251,744	21,249,711
Whiting Petroleum Corp.[a]	408,383	13,721,669
World Fuel Services Corp.	144,422	6,925,035
WPX Energy Inc.[a,b]	409,620	5,030,134

		545,688,740

PAPER & FOREST PRODUCTS — 0.35%
Domtar Corp.	127,443	5,276,140
International Paper Co.	842,100	40,075,539

		45,351,679

PERSONAL PRODUCTS — 0.19%
Avon Products Inc.[b]	870,450	5,449,017
Coty Inc. Class A	166,418	5,320,384
Herbalife Ltd.[a,b]	146,536	8,072,668
Nu Skin Enterprises Inc. Class A	117,299	5,528,302

		24,370,371

Security	Shares	Value

PHARMACEUTICALS — 1.69%
Akorn Inc.[a]	156,824	$6,846,936
Endo International PLC[a]	357,610	28,483,637
Hospira Inc.[a]	345,672	30,664,563
Jazz Pharmaceuticals PLC[a]	122,174	21,511,176
Mallinckrodt PLC[a]	234,027	27,549,659
Perrigo Co. PLC	292,639	54,088,466
Zoetis Inc.	1,000,255	48,232,296

		217,376,733

PROFESSIONAL SERVICES — 1.19%
Dun & Bradstreet Corp. (The)	72,094	8,795,468
Equifax Inc.	238,088	23,115,964
IHS Inc. Class Aa,b	137,641	17,704,762
ManpowerGroup Inc.	156,500	13,987,970
Nielsen NV	736,352	32,966,479
Robert Half International Inc.	270,241	14,998,376
Towers Watson & Co. Class A	138,690	17,447,202
Verisk Analytics Inc. Class Aa	338,253	24,611,288

		153,627,509

REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.52%
Alexandria Real Estate Equities Inc.	144,126	12,605,260
American Campus Communities Inc.	224,676	8,468,038
American Capital Agency Corp.	705,808	12,965,693
American Homes 4 Rent Class Ab	331,467	5,316,731
American Realty Capital Properties Inc.	1,810,940	14,722,942
Annaly Capital Management Inc.	1,896,037	17,424,580
Apartment Investment & Management Co. Class A	312,658	11,546,460
Apple Hospitality REIT Inc.	372,360	7,026,433
AvalonBay Communities Inc.	264,462	42,279,540
BioMed Realty Trust Inc.	407,265	7,876,505
Boston Properties Inc.	306,914	37,148,871
Brandywine Realty Trust	359,853	4,778,848
Brixmor Property Group Inc.[b]	346,183	8,007,213
Camden Property Trust[b]	173,741	12,905,481
CBL & Associates Properties Inc.[b]	334,085	5,412,177
Chimera Investment Corp.	411,298	5,638,896
Columbia Property Trust Inc.[b]	250,239	6,143,367
Communications Sales & Leasing Inc.[a]	241,356	5,966,320
Corporate Office Properties Trust	189,135	4,452,238
Corrections Corp. of America[b]	234,123	7,744,789
Crown Castle International Corp.[b]	667,740	53,619,522
DDR Corp.	605,954	9,368,049
Digital Realty Trust Inc.[b]	271,687	18,116,089
Douglas Emmett Inc.	291,821	7,861,658
Duke Realty Corp.	690,324	12,819,317
Empire State Realty Trust Inc. Class A	222,889	3,802,486
Equinix Inc.[b]	113,880	28,925,520
Equity Commonwealth[a]	259,537	6,662,315
Equity Lifestyle Properties Inc.	168,535	8,861,570
Essex Property Trust Inc.	130,745	27,783,312
Extra Space Storage Inc.	233,063	15,200,369
Federal Realty Investment Trust[b]	137,409	17,600,719
Gaming and Leisure Properties Inc.[b]	176,492	6,470,197
General Growth Properties Inc.	1,154,439	29,622,905
HCP Inc.	923,653	33,685,625
Health Care REIT Inc.	701,482	46,038,264
Healthcare Trust of America Inc. Class A	250,482	5,999,044
Home Properties Inc.	115,871	8,464,377

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

Hospitality Properties Trust[b]	280,216	$8,075,825
Host Hotels & Resorts Inc.[b]	1,515,844	30,059,187
Iron Mountain Inc.[b]	421,248	13,058,688
Kilroy Realty Corp.	176,163	11,829,345
Kimco Realty Corp.	825,774	18,612,946
Lamar Advertising Co. Class A	162,018	9,312,795
Liberty Property Trust	299,004	9,633,909
Macerich Co. (The)	316,626	23,620,300
MFA Financial Inc.[b]	741,023	5,476,160
Mid-America Apartment Communities Inc.[b]	150,744	10,975,671
National Retail Properties Inc.[b]	268,102	9,386,251
NorthStar Realty Finance Corp.	693,938	11,033,614
Omega Healthcare Investors Inc.	365,572	12,550,087
Outfront Media Inc.	274,894	6,938,325
Paramount Group Inc.	357,293	6,131,148
Piedmont Office Realty Trust Inc. Class Ab	308,884	5,433,270
Plum Creek Timber Co. Inc.[b]	351,365	14,254,878
Post Properties Inc.[b]	109,223	5,938,454
Prologis Inc.	1,048,434	38,896,901
Rayonier Inc.	253,817	6,485,024
Realty Income Corp.[b]	465,230	20,651,560
Regency Centers Corp.	188,710	11,130,116
Retail Properties of America Inc. Class A	474,527	6,610,161
Senior Housing Properties Trust	470,177	8,251,606
SL Green Realty Corp.	199,232	21,893,604
Spirit Realty Capital Inc.	883,179	8,540,341
Starwood Property Trust Inc.[b]	476,409	10,276,142
Tanger Factory Outlet Centers Inc.	191,735	6,077,999
Taubman Centers Inc.	119,081	8,276,129
Two Harbors Investment Corp.	733,390	7,143,219
UDR Inc.	518,141	16,596,056
Ventas Inc.	654,131	40,614,994
Vornado Realty Trust	376,668	35,757,093
Weingarten Realty Investors	247,891	8,103,557
Weyerhaeuser Co.	1,035,827	32,628,550
WP Carey Inc.	208,744	12,303,371
WP GLIMCHER Inc.	370,700	5,015,571

		1,096,904,567

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.55%
CBRE Group Inc. Class Aa	572,235	21,172,695
Forest City Enterprises Inc. Class Aa	436,946	9,656,507
Howard Hughes Corp. (The)[a,b]	79,441	11,402,961
Jones Lang LaSalle Inc.	89,754	15,347,934
Realogy Holdings Corp.[a]	293,156	13,696,248

		71,276,345

ROAD & RAIL — 0.75%
AMERCO	14,604	4,774,194
Avis Budget Group Inc.[a]	211,711	9,332,221
Genesee & Wyoming Inc. Class Aa	106,186	8,089,249
Hertz Global Holdings Inc.[a,b]	812,038	14,714,129
JB Hunt Transport Services Inc.	184,019	15,106,120
Kansas City Southern	221,161	20,169,883
Landstar System Inc.	88,852	5,941,533
Old Dominion Freight Line Inc.[a,b]	139,632	9,579,453
Ryder System Inc.	106,654	9,318,360

		97,025,142

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.25%
Altera Corp.	602,373	$30,841,498
Analog Devices Inc.	627,288	40,262,480
Applied Materials Inc.	2,463,999	47,358,061
Atmel Corp.	835,027	8,229,191
Cree Inc.[a,b]	218,300	5,682,349
Cypress Semiconductor Corp.	664,035	7,809,052
First Solar Inc.[a,b]	151,137	7,100,416
Freescale Semiconductor Ltd.[a]	222,408	8,889,648
KLA-Tencor Corp.	319,947	17,984,221
Lam Research Corp.	316,752	25,767,775
Linear Technology Corp.	479,090	21,190,151
Marvell Technology Group Ltd.	906,318	11,949,803
Maxim Integrated Products Inc.	568,187	19,645,065
Microchip Technology Inc.	404,779	19,196,644
NVIDIA Corp.	1,076,351	21,645,419
ON Semiconductor Corp.[a]	858,696	10,038,156
Qorvo Inc.[a]	298,966	23,998,001
Skyworks Solutions Inc.	382,321	39,799,616
SunEdison Inc.[a,b]	545,036	16,302,027
SunPower Corp.[a,b]	109,403	3,108,139
Teradyne Inc.	429,222	8,279,692
Xilinx Inc.	517,524	22,853,860

		417,931,264

SOFTWARE — 3.77%
Activision Blizzard Inc.	1,009,497	24,439,922
ANSYS Inc.[a]	179,603	16,386,978
Autodesk Inc.[a]	455,451	22,806,709
CA Inc.	631,828	18,506,242
Cadence Design Systems Inc.[a,b]	585,536	11,511,638
CDK Global Inc.	320,736	17,313,329
Citrix Systems Inc.[a]	320,680	22,498,909
Electronic Arts Inc.[a]	629,420	41,856,430
FactSet Research Systems Inc.	83,558	13,579,010
FireEye Inc.[a,b]	275,993	13,498,818
Fortinet Inc.[a,b]	285,717	11,808,684
Informatica Corp.[a]	209,491	10,154,029
Intuit Inc.	551,518	55,576,469
King Digital Entertainment PLC	160,831	2,291,842
NetSuite Inc.[a,b]	79,932	7,333,761
Nuance Communications Inc.[a]	506,335	8,865,926
PTC Inc.[a]	230,048	9,436,569
Red Hat Inc.[a]	366,759	27,848,011
ServiceNow Inc.[a,b]	307,702	22,865,336
SolarWinds Inc.[a]	133,433	6,155,264
Solera Holdings Inc.	134,282	5,983,606
Splunk Inc.[a,b]	250,708	17,454,291
SS&C Technologies Holdings Inc.	142,827	8,926,687
Symantec Corp.	1,361,900	31,664,175
Synopsys Inc.[a]	310,274	15,715,378
Tableau Software Inc. Class Aa,b	99,136	11,430,381
Ultimate Software Group Inc. (The)[a]	57,179	9,396,797
Workday Inc. Class Aa,b	212,240	16,213,013
Zynga Inc. Class Aa,b	1,537,033	4,395,914

		485,914,118

SPECIALTY RETAIL — 4.02%
Aaron’s Inc.	129,683	4,695,821
Advance Auto Parts Inc.	146,360	23,313,684

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

AutoNation Inc.[a,b]	145,760	$9,179,965
AutoZone Inc.[a,b]	62,497	41,679,249
Bed Bath & Beyond Inc.[a,b]	342,730	23,641,515
Best Buy Co. Inc.	607,195	19,800,629
Cabela’s Inc.[a,b]	101,027	5,049,329
CarMax Inc.[a,b]	418,595	27,715,175
CST Brands Inc.	153,783	6,006,764
Dick’s Sporting Goods Inc.	184,071	9,529,356
DSW Inc. Class A	146,704	4,895,512
Foot Locker Inc.	279,795	18,749,063
GameStop Corp. Class Ab	214,400	9,210,624
Gap Inc. (The)	476,758	18,197,853
GNC Holdings Inc. Class A	173,258	7,706,516
L Brands Inc.	495,064	42,441,837
Michaels Companies Inc. (The)[a,b]	125,387	3,374,164
Murphy USA Inc.[a]	90,556	5,054,836
O’Reilly Automotive Inc.[a,b]	202,047	45,658,581
Office Depot Inc.[a]	1,095,177	9,484,233
Penske Automotive Group Inc.	85,173	4,438,365
Ross Stores Inc.	827,851	40,241,837
Sally Beauty Holdings Inc.[a,b]	315,460	9,962,227
Signet Jewelers Ltd.	160,602	20,595,601
Staples Inc.	1,281,726	19,623,225
Tiffany & Co.	225,974	20,744,413
Tractor Supply Co.	272,944	24,548,583
Ulta Salon Cosmetics & Fragrance Inc.[a]	128,530	19,851,459
Urban Outfitters Inc.[a,b]	195,569	6,844,915
Williams-Sonoma Inc.	183,347	15,083,958

		517,319,289
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.77%
3D Systems Corp.[a,b]	223,667	4,365,980
Lexmark International Inc. Class A	122,636	5,420,511
NCR Corp.[a]	339,109	10,207,181
NetApp Inc.	623,720	19,684,603
SanDisk Corp.	415,911	24,214,339
Western Digital Corp.	449,539	35,252,848

		99,145,462
TEXTILES, APPAREL & LUXURY GOODS — 1.35%
Carter’s Inc.	105,114	11,173,618
Coach Inc.	552,755	19,130,851
Fossil Group Inc.[a,b]	84,212	5,840,944
Hanesbrands Inc.	803,592	26,775,686
Kate Spade & Co.[a]	255,395	5,501,208
lululemon athletica Inc.[a]	223,184	14,573,915
Michael Kors Holdings Ltd.[a,b]	397,530	16,732,038
PVH Corp.	165,381	19,051,891
Ralph Lauren Corp.	119,692	15,842,433
Skechers U.S.A. Inc. Class Aa	81,854	8,986,751
Under Armour Inc. Class Aa,b	357,385	29,820,204

		173,429,539
THRIFTS & MORTGAGE FINANCE — 0.23%
Hudson City Bancorp Inc.	1,059,408	10,466,951
New York Community Bancorp Inc.[b]	888,844	16,336,953
TFS Financial Corp.	132,026	2,220,677

		29,024,581

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.94%
Air Lease Corp.	205,226	$6,957,161
Fastenal Co.	588,101	24,806,100
GATX Corp.	87,828	4,668,058
HD Supply Holdings Inc.[a]	341,022	11,997,154
MSC Industrial Direct Co. Inc. Class A	95,233	6,644,406
NOW Inc.[a,b]	214,428	4,269,262
United Rentals Inc.[a,b]	194,002	16,998,455
Watsco Inc.	52,078	6,444,132
WESCO International Inc.[a,b]	88,466	6,072,306
WW Grainger Inc.	133,887	31,684,359

		120,541,393
TRANSPORTATION INFRASTRUCTURE — 0.09%
Macquarie Infrastructure Corp.	138,266	11,424,920

		11,424,920
WATER UTILITIES — 0.20%
American Water Works Co. Inc.	360,041	17,508,794
Aqua America Inc.	354,254	8,675,680

		26,184,474
WIRELESS TELECOMMUNICATION SERVICES — 0.33%
SBA Communications Corp. Class Aa	258,991	29,776,195
Sprint Corp.[a]	1,485,986	6,776,096
Telephone & Data Systems Inc.	188,068	5,529,199
U.S. Cellular Corp.[a]	26,277	989,855

		43,071,345

TOTAL COMMON STOCKS (Cost: $9,846,167,459)		12,814,748,115

SHORT-TERM INVESTMENTS — 5.35%

MONEY MARKET FUNDS — 5.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	622,974,427	622,974,427
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	36,328,263	36,328,263

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	29,671,127	$29,671,127

		688,973,817

TOTAL SHORT-TERM INVESTMENTS
(Cost: $688,973,817)		688,973,817

TOTAL INVESTMENTS IN SECURITIES — 104.86%
(Cost: $10,535,141,276)		13,503,721,932
Other Assets, Less Liabilities — (4.86)%		(625,536,057)

NET ASSETS — 100.00%		$12,878,185,875

NVS — Non-Voting	Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	194	Sep. 2015	Chicago Mercantile	$19,927,680	$(149,509)
E-mini S&P MidCap 400	339	Sep. 2015	Chicago Mercantile	50,785,590	(451,151)

Net unrealized depreciation					$(600,660)

See accompanying notes to schedules of investments.

319

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.56%
B/E Aerospace Inc.	205,677	$11,291,667
Hexcel Corp.	186,695	9,286,209
Huntington Ingalls Industries Inc.	94,225	10,608,793
Rockwell Collins Inc.	256,252	23,664,872
Spirit AeroSystems Holdings Inc. Class Aa	253,256	13,956,938
Textron Inc.	122,102	5,449,412
TransDigm Group Inc.[a]	103,226	23,191,786

		97,449,677
AIR FREIGHT & LOGISTICS — 0.56%
CH Robinson Worldwide Inc.	282,538	17,627,546
Expeditors International of Washington Inc.	370,565	17,084,899

		34,712,445
AIRLINES — 1.79%
Alaska Air Group Inc.	251,149	16,181,530
JetBlue Airways Corp.[a]	226,374	4,699,524
Southwest Airlines Co.	1,294,727	42,842,517
Spirit Airlines Inc.[a]	141,402	8,781,064
United Continental Holdings Inc.[a]	740,070	39,231,111

		111,735,746
AUTO COMPONENTS — 1.59%
BorgWarner Inc.	438,355	24,916,098
Delphi Automotive PLC	559,387	47,598,240
Gentex Corp./MI	284,977	4,679,322
Lear Corp.	114,042	12,802,355
Visteon Corp.[a]	86,452	9,075,731

		99,071,746
AUTOMOBILES — 0.28%
Harley-Davidson Inc.	220,568	12,429,007
Thor Industries Inc.	88,285	4,968,680

		17,397,687
BANKS — 0.36%
Signature Bank/New York NYa,b	90,019	13,177,882
SVB Financial Group[a]	62,342	8,976,001

		22,153,883
BEVERAGES — 2.42%
Brown-Forman Corp. Class A	49,269	5,489,552
Brown-Forman Corp. Class B	227,180	22,758,892
Coca-Cola Enterprises Inc.	451,374	19,607,687
Constellation Brands Inc. Class A	316,928	36,769,986
Dr. Pepper Snapple Group Inc.	371,450	27,078,705
Monster Beverage Corp.[a]	289,845	38,845,027

		150,549,849

Security	Shares	Value

BIOTECHNOLOGY — 3.41%
Agios Pharmaceuticals Inc.[a]	50,059	$5,563,557
Alkermes PLC[a]	238,424	15,340,200
Alnylam Pharmaceuticals Inc.[a,b]	117,584	14,094,794
BioMarin Pharmaceutical Inc.[a]	310,629	42,487,835
Bluebird Bio Inc.[a]	63,601	10,708,500
Incyte Corp.[a]	303,095	31,585,530
Intercept Pharmaceuticals Inc.[a,b]	30,899	7,458,401
Intrexon Corp.[a]	89,686	4,376,677
Isis Pharmaceuticals Inc.[a]	231,926	13,347,341
Juno Therapeutics Inc.[a,b]	23,105	1,232,190
Medivation Inc.[a]	152,458	17,410,703
OPKO Health Inc.[a]	454,894	7,314,695
Puma Biotechnology Inc.[a]	48,453	5,656,888
Receptos Inc.[a]	61,133	11,618,327
Seattle Genetics Inc.[a,b]	183,857	8,898,679
United Therapeutics Corp.[a,b]	89,546	15,576,527

		212,670,844
BUILDING PRODUCTS — 0.97%
Allegion PLC	185,360	11,147,550
AO Smith Corp.	143,821	10,352,236
Armstrong World Industries Inc.[a]	47,639	2,538,206
Fortune Brands Home & Security Inc.	108,098	4,953,050
Lennox International Inc.	78,376	8,440,311
Masco Corp.	675,353	18,011,665
USG Corp.[a,b]	177,504	4,932,836

		60,375,854
CAPITAL MARKETS — 3.04%
Affiliated Managers Group Inc.[a]	106,020	23,175,972
Ameriprise Financial Inc.	292,715	36,568,885
Artisan Partners Asset Management Inc.	68,776	3,195,333
Eaton Vance Corp. NVS	228,270	8,932,205
Federated Investors Inc. Class Bb	181,592	6,081,516
Interactive Brokers Group Inc. Class A	9,702	403,215
Invesco Ltd.	104,303	3,910,319
Lazard Ltd. Class A	244,124	13,729,534
Legg Mason Inc.	61,877	3,188,522
LPL Financial Holdings Inc.	159,731	7,425,894
NorthStar Asset Management Group Inc./New York	375,536	6,943,660
SEI Investments Co.	269,893	13,232,854
T Rowe Price Group Inc.	504,845	39,241,602
TD Ameritrade Holding Corp.	440,724	16,227,458
Waddell & Reed Financial Inc. Class A	153,152	7,245,621

		189,502,590
CHEMICALS — 3.04%
Airgas Inc.	29,620	3,133,204
Ashland Inc.	12,436	1,515,948
Axalta Coating Systems Ltd.[a]	195,407	6,464,063
Celanese Corp. Series A	21,078	1,515,087
CF Industries Holdings Inc.	455,946	29,308,209
Cytec Industries Inc.	13,554	820,424
Eastman Chemical Co.	71,711	5,867,394
FMC Corp.	187,301	9,842,667
Huntsman Corp.	251,660	5,554,136
International Flavors & Fragrances Inc.	156,705	17,126,289
NewMarket Corp.	16,473	7,312,200

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2015

Security	Shares	Value

Platform Specialty Products Corp.[a]	38,096	$974,496
RPM International Inc.	258,098	12,639,059
Scotts Miracle-Gro Co. (The) Class A	78,465	4,645,913
Sherwin-Williams Co. (The)	156,879	43,144,862
Sigma-Aldrich Corp.	90,176	12,566,026
Valspar Corp. (The)	157,406	12,878,959
WR Grace & Co.[a]	140,973	14,139,592

		189,448,528
COMMERCIAL SERVICES & SUPPLIES — 1.58%
Cintas Corp.	184,829	15,634,685
Clean Harbors Inc.[a,b]	76,833	4,129,005
Copart Inc.[a]	245,118	8,696,787
Covanta Holding Corp.	221,713	4,698,098
KAR Auction Services Inc.	92,280	3,451,272
Pitney Bowes Inc.	151,212	3,146,722
Rollins Inc.	183,928	5,247,466
RR Donnelley & Sons Co.	212,169	3,698,106
Stericycle Inc.[a]	164,766	22,063,815
Tyco International PLC	712,911	27,432,815

		98,198,771
COMMUNICATIONS EQUIPMENT — 1.30%
Arista Networks Inc.[a,b]	65,314	5,338,766
ARRIS Group Inc.[a]	44,005	1,346,553
CommScope Holding Co. Inc.[a]	90,315	2,755,511
F5 Networks Inc.[a,b]	139,358	16,771,735
Harris Corp.	40,225	3,093,705
Juniper Networks Inc.	135,394	3,516,182
Motorola Solutions Inc.	408,669	23,433,081
Palo Alto Networks Inc.[a,b]	140,596	24,562,121

		80,817,654
CONSTRUCTION & ENGINEERING — 0.06%
AECOM[a]	38,455	1,272,092
Quanta Services Inc.[a]	78,443	2,260,727

		3,532,819
CONSTRUCTION MATERIALS — 0.21%
Eagle Materials Inc.	97,319	7,428,359
Martin Marietta Materials Inc.	18,302	2,589,916
Vulcan Materials Co.	33,667	2,825,672

		12,843,947
CONSUMER FINANCE — 0.21%
Ally Financial Inc.[a]	69,030	1,548,343
Credit Acceptance Corp.[a]	16,464	4,053,107
Santander Consumer USA Holdings Inc.	9,636	246,393
SLM Corp.[a]	758,725	7,488,616

		13,336,459
CONTAINERS & PACKAGING — 1.33%
AptarGroup Inc.	22,436	1,430,744
Avery Dennison Corp.	163,999	9,994,099
Ball Corp.	267,078	18,735,522
Bemis Co. Inc.	20,577	926,171
Crown Holdings Inc.[a]	118,684	6,279,570

Security	Shares	Value

Graphic Packaging Holding Co.	367,688	$5,121,894
Owens-Illinois Inc.[a,b]	19,680	451,459
Packaging Corp. of America	189,680	11,853,103
Rock-Tenn Co. Class A	52,113	3,137,202
Sealed Air Corp.	407,166	20,920,189
Silgan Holdings Inc.	78,680	4,151,157

		83,001,110
DISTRIBUTORS — 0.68%
Genuine Parts Co.	273,930	24,524,953
LKQ Corp.[a]	589,325	17,824,135

		42,349,088
DIVERSIFIED CONSUMER SERVICES — 0.54%
H&R Block Inc.	498,591	14,783,223
Service Corp. International/U.S.	391,512	11,522,198
ServiceMaster Global Holdings Inc.[a]	199,049	7,199,603

		33,505,024
DIVERSIFIED FINANCIAL SERVICES — 2.12%
CBOE Holdings Inc.	161,717	9,253,447
Intercontinental Exchange Inc.	76,770	17,166,539
Leucadia National Corp.	85,300	2,071,084
McGraw Hill Financial Inc.	530,253	53,263,914
Moody’s Corp.	343,903	37,127,768
MSCI Inc.	217,807	13,406,021

		132,288,773
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.16%
Level 3 Communications Inc.[a]	66,680	3,512,036
Zayo Group Holdings Inc.[a]	240,567	6,187,383

		9,699,419
ELECTRIC UTILITIES — 0.06%
ITC Holdings Corp.	110,956	3,570,564

		3,570,564
ELECTRICAL EQUIPMENT — 1.33%
Acuity Brands Inc.	84,141	15,143,697
AMETEK Inc.	467,911	25,632,165
Babcock & Wilcox Co. (The)	41,246	1,352,869
Hubbell Inc. Class B	14,796	1,602,111
Regal Beloit Corp.	4,599	333,841
Rockwell Automation Inc.	260,719	32,496,016
Solarcity Corp.[a,b]	114,589	6,136,241

		82,696,940
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.38%
Amphenol Corp. Class A	598,491	34,694,523
CDW Corp./DE	255,504	8,758,677
Cognex Corp.	168,798	8,119,184
FLIR Systems Inc.	171,299	5,279,435
Ingram Micro Inc. Class Aa	16,954	424,359
IPG Photonics Corp.[a,b]	66,936	5,701,274
Jabil Circuit Inc.	69,820	1,486,468
Keysight Technologies Inc.[a]	275,354	8,588,291

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2015

Security	Shares	Value

National Instruments Corp.	47,918	$1,411,664
Trimble Navigation Ltd.[a]	26,641	624,998
Zebra Technologies Corp. Class Aa,b	100,210	11,128,320

		86,217,193
ENERGY EQUIPMENT & SERVICES — 0.43%
Dresser-Rand Group Inc.[a]	149,039	12,695,142
FMC Technologies Inc.[a]	291,231	12,083,174
Oceaneering International Inc.	33,477	1,559,693
RPC Inc.	13,914	192,431

		26,530,440
FOOD & STAPLES RETAILING — 0.89%
Rite Aid Corp.[a]	1,137,943	9,501,824
Sprouts Farmers Market Inc.[a]	297,046	8,014,301
Sysco Corp.	358,900	12,956,290
Whole Foods Market Inc.	635,810	25,076,347

		55,548,762
FOOD PRODUCTS — 3.13%
Campbell Soup Co.	198,685	9,467,340
ConAgra Foods Inc.	112,519	4,919,331
Flowers Foods Inc.	300,412	6,353,714
Hain Celestial Group Inc. (The)[a,b]	198,770	13,090,992
Hershey Co. (The)	282,239	25,071,290
Hormel Foods Corp.	259,245	14,613,641
Ingredion Inc.	16,985	1,355,573
Kellogg Co.	435,439	27,302,025
Keurig Green Mountain Inc.	250,366	19,185,547
McCormick & Co. Inc./MD	247,565	20,040,387
Mead Johnson Nutrition Co.	392,416	35,403,771
Pilgrim’s Pride Corp.[b]	13,364	306,971
Tyson Foods Inc. Class A	29,122	1,241,471
WhiteWave Foods Co. (The)[a]	339,263	16,583,175

		194,935,228
HEALTH CARE EQUIPMENT & SUPPLIES — 3.81%
Alere Inc.[a]	105,884	5,585,381
Align Technology Inc.[a]	156,441	9,810,415
Boston Scientific Corp.[a]	202,593	3,585,896
Cooper Companies Inc. (The)	63,805	11,355,376
CR Bard Inc.	143,841	24,553,659
DENTSPLY International Inc.	69,342	3,574,580
DexCom Inc.[a]	153,626	12,287,007
Edwards Lifesciences Corp.[a]	208,378	29,679,279
Hill-Rom Holdings Inc.	100,880	5,480,810
Hologic Inc.[a,b]	476,374	18,130,794
IDEXX Laboratories Inc.[a,b]	181,321	11,629,929
Intuitive Surgical Inc.[a]	71,407	34,596,692
ResMed Inc.	273,016	15,389,912
Sirona Dental Systems Inc.[a,b]	107,630	10,808,205
St. Jude Medical Inc.	307,233	22,449,515
Varian Medical Systems Inc.[a,b]	193,342	16,304,531
Zimmer Biomet Holdings Inc.	20,466	2,235,501

		237,457,482
HEALTH CARE PROVIDERS & SERVICES — 3.02%
Acadia Healthcare Co. Inc.[a]	100,130	7,843,183

Security	Shares	Value

AmerisourceBergen Corp.	425,609	$45,259,261
Brookdale Senior Living Inc.[a]	77,056	2,673,843
Catamaran Corp.[a]	228,094	13,931,982
Centene Corp.[a]	230,380	18,522,552
DaVita HealthCare Partners Inc.[a,b]	98,435	7,822,629
Envision Healthcare Holdings Inc.[a]	359,646	14,198,824
Health Net Inc./CAa	24,657	1,581,007
Henry Schein Inc.[a]	161,999	23,023,298
Laboratory Corp. of America Holdings[a]	64,382	7,804,386
LifePoint Health Inc.[a]	8,412	731,423
MEDNAX Inc.[a]	104,553	7,748,423
Omnicare Inc.	63,630	5,997,128
Patterson Companies Inc.	91,245	4,439,069
Premier Inc.[a,b]	72,875	2,802,773
Tenet Healthcare Corp.[a,b]	192,230	11,126,272
Universal Health Services Inc. Class B	32,019	4,549,900
VCA Inc.[a]	150,104	8,166,408

		188,222,361
HEALTH CARE TECHNOLOGY — 1.02%
Allscripts Healthcare Solutions Inc.[a,b]	108,968	1,490,682
athenahealth Inc.[a,b]	74,691	8,558,095
Cerner Corp.[a,b]	580,547	40,092,576
IMS Health Holdings Inc.[a,b]	258,952	7,936,879
Inovalon Holdings Inc.[a,b]	49,131	1,370,755
Veeva Systems Inc.[a,b]	137,587	3,856,563

		63,305,550
HOTELS, RESTAURANTS & LEISURE — 3.76%
Aramark	342,656	10,612,056
Brinker International Inc.	118,440	6,828,066
Chipotle Mexican Grill Inc.[a]	60,149	36,389,543
Choice Hotels International Inc.	68,660	3,724,805
Darden Restaurants Inc.	48,496	3,447,096
Domino’s Pizza Inc.	106,928	12,125,635
Dunkin’ Brands Group Inc.	186,443	10,254,365
Extended Stay America Inc.	115,681	2,171,332
Hilton Worldwide Holdings Inc.[a]	1,006,272	27,722,794
International Game Technology PLC[a]	122,751	2,180,058
Marriott International Inc./MD Class A	405,928	30,196,984
MGM Resorts International[a]	60,395	1,102,209
Norwegian Cruise Line Holdings Ltd.[a]	233,926	13,109,213
Panera Bread Co. Class Aa,b	49,058	8,573,867
Six Flags Entertainment Corp.	139,292	6,247,246
Starwood Hotels & Resorts Worldwide Inc.	331,066	26,846,142
Wyndham Worldwide Corp.	232,569	19,049,727
Wynn Resorts Ltd.	139,342	13,748,875

		234,330,013
HOUSEHOLD DURABLES — 2.08%
DR Horton Inc.	263,292	7,203,669
GoPro Inc.[a]	172,876	9,114,023
Harman International Industries Inc.	137,846	16,395,403
Jarden Corp.[a]	373,066	19,306,166
Leggett & Platt Inc.	266,928	12,994,055
Lennar Corp. Class A	132,067	6,740,700
Lennar Corp. Class B	7,370	317,794
Mohawk Industries Inc.[a]	83,957	16,027,391
Newell Rubbermaid Inc.	262,366	10,785,866
NVR Inc.[a]	7,875	10,552,500

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2015

Security	Shares	Value

Tempur Sealy International Inc.[a]	118,227	$7,791,159
Toll Brothers Inc.[a]	118,746	4,534,910
Tupperware Brands Corp.[b]	91,352	5,895,858
Whirlpool Corp.	11,578	2,003,573

		129,663,067
HOUSEHOLD PRODUCTS — 0.75%
Church & Dwight Co. Inc.	253,549	20,570,430
Clorox Co. (The)	201,533	20,963,463
Spectrum Brands Holdings Inc.	48,963	4,993,736

		46,527,629
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.03%
Calpine Corp.[a]	83,678	1,505,367
TerraForm Power Inc.	5,151	195,635

		1,701,002
INDUSTRIAL CONGLOMERATES — 0.25%
Carlisle Companies Inc.	27,487	2,751,998
Roper Technologies Inc.	74,586	12,863,102

		15,615,100
INSURANCE — 1.11%
AmTrust Financial Services Inc.	4,161	272,587
Aon PLC	546,027	54,427,971
Arthur J Gallagher & Co.	180,586	8,541,718
Erie Indemnity Co. Class A	47,031	3,859,834
Markel Corp.[a]	2,782	2,227,492

		69,329,602
INTERNET & CATALOG RETAIL — 1.06%
Expedia Inc.	191,069	20,893,395
Groupon Inc.[a,b]	959,470	4,826,134
Liberty Interactive Corp. QVC Group Series Aa	390,030	10,823,332
Liberty Ventures Series Aa	274,554	10,781,736
TripAdvisor Inc.[a,b]	217,293	18,934,912

		66,259,509
INTERNET SOFTWARE & SERVICES — 2.79%
Akamai Technologies Inc.[a]	345,932	24,152,972
CoStar Group Inc.[a,b]	62,790	12,637,115
GoDaddy Inc. Class Aa	45,725	1,288,988
HomeAway Inc.[a]	59,033	1,837,107
IAC/InterActiveCorp	142,364	11,340,716
LendingClub Corp.[a,b]	129,332	1,907,647
LinkedIn Corp. Class Aa	211,985	43,802,461
Pandora Media Inc.[a,b]	409,616	6,365,433
Rackspace Hosting Inc.[a]	238,566	8,872,269
Twitter Inc.[a,b]	1,094,972	39,659,886
VeriSign Inc.[a,b]	200,415	12,369,614
Yelp Inc.[a,b]	125,823	5,414,164
Zillow Group Inc. Class Aa,b	50,968	4,420,964

		174,069,336
IT SERVICES — 4.59%
Alliance Data Systems Corp.[a,b]	120,211	35,094,399

Security	Shares	Value

Black Knight Financial Services Inc. Class Aa	35,171	$1,085,729
Booz Allen Hamilton Holding Corp.	182,460	4,605,290
Broadridge Financial Solutions Inc.	232,240	11,614,322
CoreLogic Inc./U.S.[a]	78,472	3,114,554
DST Systems Inc.	54,959	6,923,735
Fidelity National Information Services Inc.	236,690	14,627,442
Fiserv Inc.[a]	458,744	37,997,765
FleetCor Technologies Inc.[a]	177,859	27,756,676
Gartner Inc.[a]	160,851	13,797,799
Genpact Ltd.[a]	308,196	6,573,821
Global Payments Inc.	128,753	13,319,498
Jack Henry & Associates Inc.	158,429	10,250,356
Leidos Holdings Inc.	11,117	448,793
Paychex Inc.	548,120	25,695,866
Sabre Corp.	220,168	5,239,998
Teradata Corp.[a,b]	204,402	7,562,874
Total System Services Inc.	320,111	13,371,036
Vantiv Inc. Class Aa	277,745	10,607,082
VeriFone Systems Inc.[a,b]	220,356	7,483,290
Western Union Co. (The)	1,000,276	20,335,611
WEX Inc.[a]	74,877	8,533,732

		286,039,668
LEISURE PRODUCTS — 0.64%
Brunswick Corp./DE	132,360	6,731,830
Hasbro Inc.	175,235	13,105,826
Polaris Industries Inc.	128,754	19,069,755
Vista Outdoor Inc.[a]	16,086	722,261

		39,629,672
LIFE SCIENCES TOOLS & SERVICES — 1.06%
Bio-Techne Corp.	29,727	2,927,218
Bruker Corp.[a]	215,100	4,390,191
Charles River Laboratories International Inc.[a]	91,753	6,453,906
Mettler-Toledo International Inc.[a,b]	54,184	18,501,669
PerkinElmer Inc.	33,991	1,789,286
Quintiles Transnational Holdings Inc.[a]	145,268	10,547,909
VWR Corp.[a,b]	29,992	801,686
Waters Corp.[a]	160,205	20,567,118

		65,978,983
MACHINERY — 3.37%
Allison Transmission Holdings Inc.	189,008	5,530,374
Donaldson Co. Inc.	238,085	8,523,443
Flowserve Corp.	121,383	6,392,029
Graco Inc.	113,680	8,074,690
IDEX Corp.	137,717	10,821,802
Ingersoll-Rand PLC	35,899	2,420,311
Lincoln Electric Holdings Inc.	134,871	8,212,295
Middleby Corp. (The)[a,b]	111,063	12,464,600
Nordson Corp.	117,855	9,179,726
PACCAR Inc.	621,381	39,650,322
Pall Corp.	206,967	25,757,043
Parker-Hannifin Corp.	121,704	14,157,826
Snap-on Inc.	112,549	17,923,428
Stanley Black & Decker Inc.	27,398	2,883,366
Toro Co. (The)	107,845	7,309,734
Valmont Industries Inc.	2,464	292,896
WABCO Holdings Inc.[a]	105,729	13,080,792
Wabtec Corp./DE	187,177	17,639,560

		210,314,237

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2015

Security	Shares	Value

MEDIA — 2.95%
AMC Networks Inc. Class Aa,b	116,049	$9,498,611
Cablevision Systems Corp. Class Ab	56,497	1,352,538
Charter Communications Inc. Class Aa,b	145,216	24,868,240
Cinemark Holdings Inc.	224,491	9,017,804
Clear Channel Outdoor Holdings Inc. Class A	27,414	277,704
Discovery Communications Inc. Class Aa,b	274,488	9,129,471
Discovery Communications Inc. Class C NVS[a]	483,422	15,024,756
Interpublic Group of Companies Inc. (The)	800,004	15,416,077
Lions Gate Entertainment Corp.	183,864	6,812,161
Live Nation Entertainment Inc.[a]	282,121	7,755,506
Madison Square Garden Co. (The) Class Aa	119,110	9,944,494
Morningstar Inc.	36,957	2,939,929
Omnicom Group Inc.	473,318	32,890,868
Regal Entertainment Group Class A	160,353	3,352,981
Scripps Networks Interactive Inc. Class A	177,074	11,575,327
Sirius XM Holdings Inc.[a,b]	4,452,859	16,609,164
Starz Series Aa,b	167,097	7,472,578

		183,938,209
METALS & MINING — 0.12%
Compass Minerals International Inc.	65,221	5,357,253
Royal Gold Inc.	6,653	409,758
Steel Dynamics Inc.	51,999	1,077,160
Tahoe Resources Inc.	39,756	482,240

		7,326,411
MULTILINE RETAIL — 2.31%
Dillard’s Inc. Class A	5,498	578,335
Dollar General Corp.	588,382	45,740,817
Dollar Tree Inc.[a]	399,465	31,553,740
Family Dollar Stores Inc.	175,760	13,851,646
Macy’s Inc.	477,158	32,193,850
Nordstrom Inc.	271,915	20,257,667
Sears Holdings Corp.[a]	2,668	71,236

		144,247,291
OIL, GAS & CONSUMABLE FUELS — 0.81%
Cabot Oil & Gas Corp.	801,297	25,272,907
Continental Resources Inc./OKa,b	54,629	2,315,723
CVR Energy Inc.	10,448	393,263
HollyFrontier Corp.	56,203	2,399,306
Memorial Resource Development Corp.[a,b]	159,963	3,034,498
ONEOK Inc.	181,999	7,185,321
Range Resources Corp.	21,617	1,067,448
Targa Resources Corp.	52,963	4,725,359
Teekay Corp.	35,066	1,501,526
Tesoro Corp.	14,869	1,255,092
World Fuel Services Corp.	25,312	1,213,710

		50,364,153
PAPER & FOREST PRODUCTS — 0.59%
International Paper Co.	774,685	36,867,259

		36,867,259

Security	Shares	Value

PERSONAL PRODUCTS — 0.21%
Coty Inc. Class A	161,153	$5,152,061
Herbalife Ltd.[a,b]	121,042	6,668,204
Nu Skin Enterprises Inc. Class A	23,853	1,124,192

		12,944,457
PHARMACEUTICALS — 2.05%
Akorn Inc.[a]	151,861	6,630,251
Endo International PLC[a]	125,012	9,957,206
Hospira Inc.[a]	261,093	23,161,560
Jazz Pharmaceuticals PLC[a]	118,308	20,830,490
Mallinckrodt PLC[a]	89,289	10,511,101
Perrigo Co. PLC	52,425	9,689,713
Zoetis Inc.	968,606	46,706,181

		127,486,502
PROFESSIONAL SERVICES — 1.65%
Dun & Bradstreet Corp. (The)	20,664	2,521,008
Equifax Inc.	230,557	22,384,779
IHS Inc. Class Aa,b	114,095	14,676,040
Nielsen NV	491,295	21,995,277
Robert Half International Inc.	261,690	14,523,795
Towers Watson & Co. Class A	23,905	3,007,249
Verisk Analytics Inc. Class Aa	327,550	23,832,538

		102,940,686
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.59%
Boston Properties Inc.	271,347	32,843,841
Columbia Property Trust Inc.[b]	29,562	725,747
Crown Castle International Corp.	646,613	51,923,024
Digital Realty Trust Inc.	151,015	10,069,680
Empire State Realty Trust Inc. Class A	101,659	1,734,302
Equinix Inc.[b]	110,278	28,010,612
Equity Lifestyle Properties Inc.	163,204	8,581,266
Extra Space Storage Inc.	225,690	14,719,502
Federal Realty Investment Trust[b]	133,061	17,043,783
Gaming and Leisure Properties Inc.[b]	23,242	852,052
Health Care REIT Inc.	306,357	20,106,210
Healthcare Trust of America Inc. Class A	23,769	569,268
Iron Mountain Inc.[b]	159,903	4,956,993
Lamar Advertising Co. Class Ab	156,893	9,018,210
Omega Healthcare Investors Inc.	96,288	3,305,567
Plum Creek Timber Co. Inc.	139,501	5,659,556
Post Properties Inc.	35,643	1,937,910
Tanger Factory Outlet Centers Inc.	185,668	5,885,676
Taubman Centers Inc.	44,425	3,087,537
Weyerhaeuser Co.	86,263	2,717,284

		223,748,020
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.65%
CBRE Group Inc. Class Aa	554,131	20,502,847
Howard Hughes Corp. (The)[a]	31,077	4,460,793
Jones Lang LaSalle Inc.	63,276	10,820,196
Realogy Holdings Corp.[a]	103,331	4,827,624

		40,611,460

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2015

Security	Shares	Value

ROAD & RAIL — 0.93%
AMERCO	6,773	$2,214,161
Avis Budget Group Inc.[a,b]	205,013	9,036,973
Genesee & Wyoming Inc. Class Aa	40,101	3,054,894
Hertz Global Holdings Inc.[a,b]	786,346	14,248,589
JB Hunt Transport Services Inc.	178,196	14,628,110
Landstar System Inc.	86,040	5,753,495
Old Dominion Freight Line Inc.[a,b]	135,216	9,276,494

		58,212,716
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.16%
Altera Corp.	181,410	9,288,192
Analog Devices Inc.	555,809	35,674,601
Applied Materials Inc.	1,412,537	27,148,961
Atmel Corp.	808,608	7,968,832
Freescale Semiconductor Ltd.[a]	196,205	7,842,314
KLA-Tencor Corp.	309,823	17,415,151
Lam Research Corp.	219,008	17,816,301
Linear Technology Corp.	463,932	20,519,712
Maxim Integrated Products Inc.	189,822	6,563,096
Microchip Technology Inc.	391,971	18,589,225
ON Semiconductor Corp.[a]	767,499	8,972,063
Qorvo Inc.[a]	289,506	23,238,647
Skyworks Solutions Inc.	370,224	38,540,318
SunEdison Inc.[a,b]	485,570	14,523,399
SunPower Corp.[a,b]	7,945	225,717
Xilinx Inc.	115,765	5,112,182

		259,438,711
SOFTWARE — 5.65%
ANSYS Inc.[a]	32,869	2,998,968
Autodesk Inc.[a]	327,695	16,409,327
Cadence Design Systems Inc.[a,b]	567,011	11,147,436
CDK Global Inc.	310,589	16,765,594
Citrix Systems Inc.[a,b]	310,534	21,787,065
Electronic Arts Inc.[a,b]	609,506	40,532,149
FactSet Research Systems Inc.	80,915	13,149,497
FireEye Inc.[a,b]	267,260	13,071,687
Fortinet Inc.[a,b]	276,677	11,435,060
Informatica Corp.[a]	202,862	9,832,721
Intuit Inc.	534,068	53,818,032
King Digital Entertainment PLC	155,744	2,219,352
NetSuite Inc.[a,b]	77,403	7,101,725
PTC Inc.[a]	222,770	9,138,025
Red Hat Inc.[a,b]	355,153	26,966,767
ServiceNow Inc.[a]	297,965	22,141,779
SolarWinds Inc.[a]	129,212	5,960,550
Solera Holdings Inc.	130,033	5,794,271
Splunk Inc.[a]	242,775	16,901,996
SS&C Technologies Holdings Inc.	123,927	7,745,438
Synopsys Inc.[a]	21,933	1,110,907
Tableau Software Inc. Class Aa	95,998	11,068,569
Ultimate Software Group Inc. (The)[a]	55,370	9,099,506
Workday Inc. Class Aa,b	205,526	15,700,131

		351,896,552
SPECIALTY RETAIL — 6.66%
Aaron’s Inc.	18,585	672,963
Advance Auto Parts Inc.	141,729	22,576,012

Security	Shares	Value

AutoNation Inc.[a]	141,150	$8,889,627
AutoZone Inc.[a,b]	60,521	40,361,455
Bed Bath & Beyond Inc.[a]	331,886	22,893,496
Cabela’s Inc.[a,b]	9,293	464,464
CarMax Inc.[a,b]	405,350	26,838,224
CST Brands Inc.	122,857	4,798,794
Dick’s Sporting Goods Inc.	122,813	6,358,029
DSW Inc. Class A	8,522	284,379
Foot Locker Inc.	234,365	15,704,799
Gap Inc. (The)	461,675	17,622,135
GNC Holdings Inc. Class A	167,775	7,462,632
L Brands Inc.	479,402	41,099,133
Michaels Companies Inc. (The)[a,b]	121,420	3,267,412
Murphy USA Inc.[a]	5,349	298,581
O’Reilly Automotive Inc.[a,b]	195,653	44,213,665
Office Depot Inc.[a]	187,712	1,625,586
Penske Automotive Group Inc.	30,928	1,611,658
Ross Stores Inc.	801,657	38,968,547
Sally Beauty Holdings Inc.[a,b]	305,478	9,646,995
Signet Jewelers Ltd.	155,521	19,944,013
Tiffany & Co.	164,997	15,146,725
Tractor Supply Co.	264,307	23,771,772
Ulta Salon Cosmetics & Fragrance Inc.[a]	124,463	19,223,310
Urban Outfitters Inc.[a,b]	189,382	6,628,370
Williams-Sonoma Inc.	177,547	14,606,792

		414,979,568
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.12%
3D Systems Corp.[a,b]	79,488	1,551,606
NetApp Inc.	181,195	5,718,514

		7,270,120
TEXTILES, APPAREL & LUXURY GOODS — 1.89%
Carter’s Inc.	101,787	10,819,958
Coach Inc.	74,937	2,593,570
Fossil Group Inc.[a,b]	66,626	4,621,179
Hanesbrands Inc.	778,168	25,928,558
Kate Spade & Co.[a,b]	247,315	5,327,165
lululemon athletica Inc.[a]	216,121	14,112,701
Michael Kors Holdings Ltd.[a]	384,952	16,202,630
Ralph Lauren Corp.	6,374	843,663
Skechers U.S.A. Inc. Class Aa	79,265	8,702,504
Under Armour Inc. Class Aa,b	346,079	28,876,832

		118,028,760
TRADING COMPANIES & DISTRIBUTORS — 1.47%
Air Lease Corp.	10,531	357,001
Fastenal Co.[b]	569,494	24,021,257
HD Supply Holdings Inc.[a]	330,231	11,617,527
MSC Industrial Direct Co. Inc. Class A	28,311	1,975,258
United Rentals Inc.[a,b]	187,865	16,460,731
Watsco Inc.	50,431	6,240,332
WW Grainger Inc.	129,650	30,681,673

		91,353,779

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

June 30, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.23%
SBA Communications Corp. Class Aa,b	123,642	$14,215,121

		14,215,121

TOTAL COMMON STOCKS
(Cost: $4,999,739,139)		6,218,454,026

SHORT-TERM INVESTMENTS — 4.85%

MONEY MARKET FUNDS — 4.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	280,525,218	280,525,218
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	16,358,607	16,358,607
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	5,200,909	5,200,909

		302,084,734

TOTAL SHORT-TERM INVESTMENTS
(Cost: $302,084,734)		302,084,734

TOTAL INVESTMENTS IN SECURITIES — 104.66%
(Cost: $5,301,823,873)		6,520,538,760
Other Assets, Less Liabilities — (4.66)%		(290,056,979)

NET ASSETS — 100.00%		$6,230,481,781

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	43	Sep. 2015	Chicago Mercantile	$4,416,960	$(11,449)
E-mini S&P MidCap 400	130	Sep. 2015	Chicago Mercantile	19,475,300	(98,859)

Net unrealized depreciation					$(110,308)

See accompanying notes to schedules of investments.

326

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.33%

AEROSPACE & DEFENSE — 0.85%
L-3 Communications Holdings Inc.	179,796	$20,385,270
Orbital ATK Inc.	132,110	9,691,590
Spirit AeroSystems Holdings Inc. Class Aa	23,806	1,311,949
Textron Inc.	468,525	20,910,271
Triumph Group Inc.	107,568	7,098,412

		59,397,492
AIRLINES — 0.21%
Copa Holdings SA Class Ab	71,857	5,934,669
JetBlue Airways Corp.[a]	428,789	8,901,660

		14,836,329
AUTO COMPONENTS — 0.39%
Gentex Corp./MI	321,119	5,272,774
Goodyear Tire & Rubber Co. (The)	589,213	17,764,772
Lear Corp.	41,249	4,630,613

		27,668,159
AUTOMOBILES — 0.17%
Harley-Davidson Inc.	205,829	11,598,464

		11,598,464
BANKS — 6.01%
Associated Banc-Corp.	332,964	6,749,180
Bank of Hawaii Corp.	95,216	6,349,003
BankUnited Inc.	225,754	8,111,341
BOK Financial Corp.	61,641	4,288,981
CIT Group Inc.	379,963	17,664,480
Citizens Financial Group Inc.	680,812	18,592,976
City National Corp./CA	104,953	9,486,702
Comerica Inc.	388,604	19,943,157
Commerce Bancshares Inc./MO	179,781	8,408,357
Cullen/Frost Bankers Inc.	118,339	9,299,079
East West Bancorp Inc.	314,024	14,074,556
Fifth Third Bancorp	1,768,131	36,812,487
First Horizon National Corp.	509,741	7,987,642
First Niagara Financial Group Inc.	775,125	7,317,180
First Republic Bank/CA	310,531	19,572,769
Huntington Bancshares Inc./OH	1,765,062	19,962,851
KeyCorp	1,851,899	27,815,523
M&T Bank Corp.	290,281	36,264,805
PacWest Bancorp	222,357	10,397,413
People’s United Financial Inc.	674,802	10,938,540
Popular Inc.[a]	225,944	6,520,744
Regions Financial Corp.	2,926,070	30,314,085
Signature Bank/New York NYa	9,129	1,336,394
SunTrust Banks Inc.	1,126,935	48,480,744
SVB Financial Group[a]	41,611	5,991,152
Synovus Financial Corp.	290,790	8,962,148
TCF Financial Corp.	368,764	6,125,170

Security	Shares	Value

Zions BanCorp.	443,617	$14,078,186

		421,845,645
BEVERAGES — 0.33%
Brown-Forman Corp. Class A	4,178	465,513
Brown-Forman Corp. Class B	19,268	1,930,268
Molson Coors Brewing Co. Class B	301,028	21,014,765

		23,410,546
BIOTECHNOLOGY — 0.10%
Alkermes PLC[a]	55,808	3,590,687
Alnylam Pharmaceuticals Inc.[a,b]	29,478	3,533,528

		7,124,215
BUILDING PRODUCTS — 0.32%
Armstrong World Industries Inc.[a]	31,798	1,694,197
Fortune Brands Home & Security Inc.	226,217	10,365,263
Owens Corning	257,592	10,625,670

		22,685,130
CAPITAL MARKETS — 1.84%
Ameriprise Financial Inc.	66,125	8,260,996
E*TRADE Financial Corp.[a]	632,903	18,955,445
Interactive Brokers Group Inc. Class A	114,746	4,768,844
Invesco Ltd.	822,724	30,843,923
Legg Mason Inc.	143,501	7,394,606
Northern Trust Corp.	509,458	38,953,159
Raymond James Financial Inc.	278,925	16,618,351
TD Ameritrade Holding Corp.	86,266	3,176,314
Waddell & Reed Financial Inc. Class A	11,406	539,618

		129,511,256
CHEMICALS — 2.50%
Airgas Inc.	114,971	12,161,632
Albemarle Corp.	244,908	13,536,065
Ashland Inc.	133,509	16,274,747
Cabot Corp.	138,552	5,166,604
Celanese Corp. Series A	310,782	22,339,010
Cytec Industries Inc.	140,591	8,509,973
Eastman Chemical Co.	243,723	19,941,416
FMC Corp.	80,457	4,228,015
Huntsman Corp.	163,703	3,612,925
Mosaic Co. (The)	760,601	35,634,157
Platform Specialty Products Corp.[a]	220,438	5,638,804
Scotts Miracle-Gro Co. (The) Class A	10,042	594,587
Sigma-Aldrich Corp.	159,608	22,241,375
Westlake Chemical Corp.	87,833	6,024,466

		175,903,776
COMMERCIAL SERVICES & SUPPLIES — 0.99%
ADT Corp. (The)[b]	373,951	12,553,535
Clean Harbors Inc.[a,b]	41,496	2,229,995
KAR Auction Services Inc.	205,491	7,685,363
Pitney Bowes Inc.	269,896	5,616,536
Republic Services Inc.	529,312	20,733,151
RR Donnelley & Sons Co.[b]	216,308	3,770,249
Tyco International PLC	115,811	4,456,407
Waste Connections Inc.	270,402	12,741,342

		69,786,578

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2015

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 0.98%
ARRIS Group Inc.[a]	247,340	$7,568,604
Brocade Communications Systems Inc.	912,268	10,837,744
CommScope Holding Co. Inc.[a]	127,962	3,904,121
EchoStar Corp. Class Aa	96,288	4,687,300
Harris Corp.	224,481	17,264,834
JDS Uniphase Corp.[a,b]	511,156	5,919,186
Juniper Networks Inc.	709,386	18,422,754

		68,604,543
CONSTRUCTION & ENGINEERING — 0.92%
AECOM[a,b]	284,952	9,426,212
Chicago Bridge & Iron Co. NV	213,848	10,700,954
Fluor Corp.	319,977	16,961,981
Jacobs Engineering Group Inc.[a,b]	274,157	11,136,257
KBR Inc.	314,912	6,134,486
Quanta Services Inc.[a]	358,032	10,318,482

		64,678,372
CONSTRUCTION MATERIALS — 0.56%
Martin Marietta Materials Inc.	126,691	17,928,044
Vulcan Materials Co.	251,667	21,122,411

		39,050,455
CONSUMER FINANCE — 0.81%
Ally Financial Inc.[a]	973,368	21,832,644
Navient Corp.	849,255	15,464,934
Santander Consumer USA Holdings Inc.	183,069	4,681,074
SLM Corp.[a]	74,342	733,756
Springleaf Holdings Inc.[a]	113,772	5,223,272
Synchrony Financial[a]	280,403	9,233,671

		57,169,351
CONTAINERS & PACKAGING — 1.12%
AptarGroup Inc.	111,377	7,102,511
Avery Dennison Corp.	13,908	847,554
Bemis Co. Inc.	189,533	8,530,880
Crown Holdings Inc.[a]	170,213	9,005,970
Graphic Packaging Holding Co.	303,737	4,231,057
MeadWestvaco Corp.	366,352	17,288,151
Owens-Illinois Inc.[a,b]	329,844	7,566,621
Rock-Tenn Co. Class A	248,724	14,973,185
Sonoco Products Co.	220,270	9,440,772

		78,986,701
DISTRIBUTORS — 0.03%
Genuine Parts Co.	23,590	2,112,013

		2,112,013
DIVERSIFIED CONSUMER SERVICES — 0.13%
Graham Holdings Co. Class B	7,610	8,181,131

Security	Shares	Value

H&R Block Inc.	39,057	$1,158,040

		9,339,171
DIVERSIFIED FINANCIAL SERVICES — 1.22%
Intercontinental Exchange Inc.	156,490	34,992,729
Leucadia National Corp.	621,191	15,082,518
NASDAQ OMX Group Inc. (The)	252,730	12,335,751
Voya Financial Inc.	499,839	23,227,518

		85,638,516
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.10%
CenturyLink Inc.	1,230,696	36,157,848
Frontier Communications Corp.	2,190,277	10,841,871
Level 3 Communications Inc.[a]	556,269	29,298,688
Zayo Group Holdings Inc.[a,b]	42,305	1,088,085

		77,386,492
ELECTRIC UTILITIES — 3.99%
Edison International	711,264	39,532,053
Entergy Corp.	391,907	27,629,444
Eversource Energy	693,443	31,489,247
FirstEnergy Corp.	921,306	29,988,510
Great Plains Energy Inc.	336,821	8,137,595
Hawaiian Electric Industries Inc.	234,499	6,971,655
ITC Holdings Corp.	213,806	6,880,277
OGE Energy Corp.	435,681	12,447,406
Pepco Holdings Inc.	552,470	14,883,542
Pinnacle West Capital Corp.	241,771	13,754,352
PPL Corp.	1,458,515	42,982,437
Westar Energy Inc.	288,681	9,878,664
Xcel Energy Inc.	1,106,622	35,611,096

		280,186,278
ELECTRICAL EQUIPMENT — 0.35%
Babcock & Wilcox Co. (The)	187,084	6,136,355
Hubbell Inc. Class B	109,633	11,871,061
Regal Beloit Corp.	92,634	6,724,302

		24,731,718
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.96%
Arrow Electronics Inc.[a,b]	208,881	11,655,560
Avnet Inc.	296,509	12,189,485
Dolby Laboratories Inc. Class A	108,721	4,314,049
FLIR Systems Inc.	112,877	3,478,869
Ingram Micro Inc. Class Aa	322,040	8,060,661
Jabil Circuit Inc.	344,318	7,330,530
Keysight Technologies Inc.[a]	58,661	1,829,637
National Instruments Corp.	191,443	5,639,911
Trimble Navigation Ltd.[a]	536,392	12,583,756

		67,082,458
ENERGY EQUIPMENT & SERVICES — 2.62%
Cameron International Corp.[a]	417,850	21,882,804
Diamond Offshore Drilling Inc.[b]	140,172	3,617,839
Dril-Quip Inc.[a]	85,026	6,398,206
Ensco PLC Class A	511,470	11,390,437
FMC Technologies Inc.[a]	175,928	7,299,253

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2015

Security	Shares	Value

Frank’s International NV	75,464	$1,421,742
Helmerich & Payne Inc.	210,497	14,823,199
Nabors Industries Ltd.	723,013	10,433,078
National Oilwell Varco Inc.	846,737	40,880,462
Noble Corp. PLC	528,219	8,129,290
Oceaneering International Inc.	177,840	8,285,566
Patterson-UTI Energy Inc.	321,891	6,056,379
Rowan Companies PLC Class A	272,365	5,749,625
RPC Inc.	111,865	1,547,093
Seadrill Ltd.[b]	819,152	8,470,032
Superior Energy Services Inc.	328,447	6,910,525
Weatherford International PLC[a]	1,693,391	20,777,908

		184,073,438
FOOD & STAPLES RETAILING — 0.60%
Rite Aid Corp.[a]	876,425	7,318,149
Sysco Corp.	891,798	32,193,908
Whole Foods Market Inc.	65,699	2,591,168

		42,103,225
FOOD PRODUCTS — 2.19%
Bunge Ltd.[b]	313,506	27,525,827
Campbell Soup Co.	156,224	7,444,074
ConAgra Foods Inc.	805,489	35,215,979
Flowers Foods Inc.	41,410	875,821
Ingredion Inc.	136,465	10,891,272
JM Smucker Co. (The)	261,231	28,320,053
Kellogg Co.	54,517	3,418,216
Pilgrim’s Pride Corp.[b]	124,384	2,857,100
Pinnacle Foods Inc.	254,444	11,587,380
Tyson Foods Inc. Class A	610,642	26,031,668

		154,167,390
GAS UTILITIES — 0.79%
AGL Resources Inc.	261,825	12,190,572
Atmos Energy Corp.	220,530	11,308,778
National Fuel Gas Co.	184,294	10,853,074
Questar Corp.	383,591	8,020,888
UGI Corp.	376,573	12,972,940

		55,346,252
HEALTH CARE EQUIPMENT & SUPPLIES — 1.99%
Alere Inc.[a]	66,531	3,509,510
Boston Scientific Corp.[a,b]	2,698,484	47,763,167
Cooper Companies Inc. (The)	33,521	5,965,732
DENTSPLY International Inc.	227,088	11,706,387
Hill-Rom Holdings Inc.	10,018	544,278
St. Jude Medical Inc.	267,627	19,555,505
Teleflex Inc.	90,660	12,279,897
Zimmer Biomet Holdings Inc.	348,935	38,114,170

		139,438,646
HEALTH CARE PROVIDERS & SERVICES — 2.36%
Brookdale Senior Living Inc.[a]	315,166	10,936,260
Catamaran Corp.[a]	197,078	12,037,524
Community Health Systems Inc.[a]	257,675	16,225,795
DaVita HealthCare Partners Inc.[a]	274,222	21,792,422
Health Net Inc./CAa	140,613	9,016,106

Security	Shares	Value

Laboratory Corp. of America Holdings[a,b]	146,631	$17,774,610
LifePoint Health Inc.[a]	87,248	7,586,214
MEDNAX Inc.[a]	86,366	6,400,584
Omnicare Inc.	139,805	13,176,621
Patterson Companies Inc.	85,148	4,142,450
Quest Diagnostics Inc.	313,565	22,739,734
Universal Health Services Inc. Class B	164,371	23,357,119
VCA Inc.[a]	10,223	556,182

		165,741,621
HEALTH CARE TECHNOLOGY — 0.05%
Allscripts Healthcare Solutions Inc.[a]	272,035	3,721,439

		3,721,439
HOTELS, RESTAURANTS & LEISURE — 1.11%
Aramark	35,868	1,110,832
Darden Restaurants Inc.	219,965	15,635,112
Hyatt Hotels Corp. Class Aa,b	74,342	4,214,448
International Game Technology PLC[a]	67,205	1,193,561
MGM Resorts International[a]	904,161	16,500,938
Norwegian Cruise Line Holdings Ltd.[a,b]	23,232	1,301,922
Royal Caribbean Cruises Ltd.	375,451	29,544,239
Wendy’s Co. (The)[b]	594,333	6,704,076
Wynn Resorts Ltd.	20,401	2,012,967

		78,218,095
HOUSEHOLD DURABLES — 1.54%
DR Horton Inc.	419,948	11,489,777
Garmin Ltd.	258,579	11,359,375
Lennar Corp. Class A	230,819	11,781,002
Lennar Corp. Class B	12,882	555,472
Mohawk Industries Inc.[a]	40,159	7,666,353
Newell Rubbermaid Inc.	290,947	11,960,831
PulteGroup Inc.	795,955	16,038,493
Toll Brothers Inc.[a]	249,595	9,532,033
Tupperware Brands Corp.	5,875	379,173
Whirlpool Corp.	158,638	27,452,306

		108,214,815
HOUSEHOLD PRODUCTS — 0.34%
Clorox Co. (The)	59,277	6,165,994
Energizer Holdings Inc.	135,762	17,859,491

		24,025,485
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.76%
AES Corp./VA	1,489,807	19,754,841
Calpine Corp.[a]	718,559	12,926,876
NRG Energy Inc.	728,038	16,657,510
TerraForm Power Inc.	105,835	4,019,613

		53,358,840
INDUSTRIAL CONGLOMERATES — 0.49%
Carlisle Companies Inc.	111,109	11,124,233
Roper Technologies Inc.	135,397	23,350,567

		34,474,800

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2015

Security	Shares	Value

INSURANCE — 7.80%
Alleghany Corp.[a]	34,929	$16,373,318
Allied World Assurance Co. Holdings AG	208,362	9,005,406
American Financial Group Inc./OH	150,554	9,792,032
American National Insurance Co.	15,777	1,614,303
AmTrust Financial Services Inc.	79,081	5,180,596
Arch Capital Group Ltd.[a]	270,767	18,130,558
Arthur J Gallagher & Co.	163,157	7,717,326
Aspen Insurance Holdings Ltd.	134,516	6,443,316
Assurant Inc.	148,264	9,933,688
Assured Guaranty Ltd.	329,427	7,902,954
Axis Capital Holdings Ltd.[b]	220,334	11,759,225
Brown & Brown Inc.	252,927	8,311,181
Cincinnati Financial Corp.	358,803	18,004,734
CNA Financial Corp.	58,737	2,244,341
Endurance Specialty Holdings Ltd.	98,587	6,477,166
Everest Re Group Ltd.	96,995	17,654,060
FNF Group	612,245	22,646,942
Genworth Financial Inc. Class Aa	1,085,828	8,219,718
Hanover Insurance Group Inc. (The)	96,530	7,146,116
Hartford Financial Services Group Inc. (The)	916,728	38,108,383
HCC Insurance Holdings Inc.	208,918	16,053,259
Lincoln National Corp.	552,361	32,710,818
Loews Corp.	679,629	26,172,513
Markel Corp.[a]	27,310	21,866,571
Mercury General Corp.	54,424	3,028,696
Old Republic International Corp.	570,133	8,911,179
PartnerRe Ltd.	104,208	13,390,728
Principal Financial Group Inc.	642,661	32,962,083
ProAssurance Corp.	120,099	5,549,775
Progressive Corp. (The)	1,280,849	35,646,028
Reinsurance Group of America Inc.	144,510	13,709,664
RenaissanceRe Holdings Ltd.[b]	100,534	10,205,206
StanCorp Financial Group Inc.	92,142	6,966,857
Torchmark Corp.	275,301	16,028,024
Unum Group	544,696	19,472,882
Validus Holdings Ltd.	184,647	8,122,621
White Mountains Insurance Group Ltd.	13,081	8,567,270
WR Berkley Corp.	212,263	11,022,818
XL Group PLC	669,403	24,901,792

		547,954,147
INTERNET & CATALOG RETAIL — 0.23%
Liberty Interactive Corp. QVC Group Series Aa	592,187	16,433,189

		16,433,189
INTERNET SOFTWARE & SERVICES — 0.11%
HomeAway Inc.[a,b]	140,711	4,378,926
Zillow Group Inc. Class Aa	38,605	3,348,598

		7,727,524
IT SERVICES — 1.50%
Amdocs Ltd.	337,540	18,426,309
Black Knight Financial Services Inc. Class Aa	5,558	171,575
Booz Allen Hamilton Holding Corp.	16,430	414,693
Computer Sciences Corp.	302,949	19,885,572
CoreLogic Inc./U.S.[a,b]	108,513	4,306,881
DST Systems Inc.	18,185	2,290,946
Fidelity National Information Services Inc.	352,109	21,760,336

Security	Shares	Value

Leidos Holdings Inc.	133,134	$5,374,620
Paychex Inc.	90,660	4,250,141
Teradata Corp.[a,b]	79,668	2,947,716
Xerox Corp.	2,409,976	25,642,145

		105,470,934
LEISURE PRODUCTS — 0.44%
Brunswick Corp./DE	53,221	2,706,820
Hasbro Inc.	45,715	3,419,025
Mattel Inc.	738,613	18,974,968
Vista Outdoor Inc.[a]	121,312	5,446,909

		30,547,722
LIFE SCIENCES TOOLS & SERVICES — 0.92%
Agilent Technologies Inc.	726,958	28,046,040
Bio-Rad Laboratories Inc. Class Aa,b	45,100	6,792,511
Bio-Techne Corp.	47,530	4,680,279
PerkinElmer Inc.	208,807	10,991,600
QIAGEN NVa	506,519	12,556,606
Quintiles Transnational Holdings Inc.[a]	9,160	665,108
VWR Corp.[a,b]	30,211	807,540

		64,539,684
MACHINERY — 3.82%
AGCO Corp.	165,583	9,401,803
Allison Transmission Holdings Inc.	179,246	5,244,738
Colfax Corp.[a]	219,229	10,117,418
Crane Co.	105,040	6,168,999
Donaldson Co. Inc.	29,807	1,067,091
Dover Corp.	350,125	24,571,773
Flowserve Corp.	156,737	8,253,770
IDEX Corp.	14,971	1,176,421
Ingersoll-Rand PLC	537,444	36,234,474
ITT Corp.	194,729	8,147,461
Joy Global Inc.[b]	212,575	7,695,215
Kennametal Inc.	173,064	5,904,944
Lincoln Electric Holdings Inc.	13,035	793,701
Manitowoc Co. Inc. (The)	297,216	5,825,434
Oshkosh Corp.	170,737	7,235,834
PACCAR Inc.	74,355	4,744,593
Parker-Hannifin Corp.	165,600	19,264,248
Pentair PLC	392,162	26,961,138
SPX Corp.	89,560	6,483,248
Stanley Black & Decker Inc.	304,720	32,068,733
Terex Corp.	229,439	5,334,457
Timken Co. (The)	169,597	6,202,162
Trinity Industries Inc.	338,249	8,939,921
Valmont Industries Inc.	48,647	5,782,669
Xylem Inc./NY	395,943	14,677,607

		268,297,852
MARINE — 0.13%
Kirby Corp.[a]	121,793	9,336,651

		9,336,651
MEDIA — 1.38%
Cablevision Systems Corp. Class A	378,444	9,059,949
Clear Channel Outdoor Holdings Inc. Class A	47,912	485,349

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2015

Security	Shares	Value

Discovery Communications Inc. Class Aa	30,589	$1,017,390
Discovery Communications Inc. Class C NVS[a]	53,873	1,674,373
Gannett Co. Inc.[a]	247,620	3,464,197
John Wiley & Sons Inc. Class A	101,082	5,495,828
Liberty Broadband Corp. Class Aa,b	57,045	2,907,584
Liberty Broadband Corp. Class Ca,b	144,852	7,410,628
Liberty Media Corp. Class Aa	228,223	8,225,157
Liberty Media Corp. Class Ca	437,762	15,715,656
News Corp. Class Aa	837,339	12,216,776
News Corp. Class Ba	263,938	3,758,477
TEGNA Inc.	495,239	15,882,315
Tribune Media Co.	176,024	9,397,921

		96,711,600
METALS & MINING — 2.47%
Alcoa Inc.	2,668,528	29,754,087
Allegheny Technologies Inc.	238,422	7,200,344
Freeport-McMoRan Inc.	2,270,476	42,276,263
Newmont Mining Corp.	1,091,194	25,490,292
Nucor Corp.	696,690	30,703,128
Reliance Steel & Aluminum Co.	162,173	9,808,223
Royal Gold Inc.	133,989	8,252,383
Steel Dynamics Inc.	469,278	9,721,094
Tahoe Resources Inc.	305,191	3,701,967
U.S. Steel Corp.[b]	318,025	6,557,675

		173,465,456
MULTI-UTILITIES — 4.80%
Alliant Energy Corp.	246,635	14,235,772
Ameren Corp.	529,686	19,958,569
CenterPoint Energy Inc.	939,166	17,872,329
CMS Energy Corp.	604,263	19,239,734
Consolidated Edison Inc.	639,367	37,006,562
DTE Energy Co.	391,487	29,220,590
MDU Resources Group Inc.	425,196	8,304,078
NiSource Inc.	692,854	31,587,214
Public Service Enterprise Group Inc.	1,104,327	43,377,965
SCANA Corp.	311,996	15,802,597
Sempra Energy	540,481	53,475,190
TECO Energy Inc.	513,284	9,064,595
Vectren Corp.	180,384	6,941,176
WEC Energy Group Inc.	689,181	30,992,478

		337,078,849
MULTILINE RETAIL — 0.77%
Dillard’s Inc. Class A	45,881	4,826,223
Family Dollar Stores Inc.	13,314	1,049,276
JC Penney Co. Inc.[a,b]	666,096	5,641,833
Kohl’s Corp.	442,728	27,719,200
Macy’s Inc.	208,058	14,037,673
Sears Holdings Corp.[a,b]	25,906	691,690

		53,965,895
OIL, GAS & CONSUMABLE FUELS — 7.70%
Antero Resources Corp.[a]	156,600	5,377,644
California Resources Corp.	699,678	4,226,055
Cheniere Energy Inc.[a]	517,183	35,820,095
Chesapeake Energy Corp.	1,289,556	14,404,341
Cimarex Energy Co.	207,254	22,862,189

Security	Shares	Value

Cobalt International Energy Inc.[a]	811,075	$7,875,538
Concho Resources Inc.[a]	262,710	29,912,161
CONSOL Energy Inc.	501,252	10,897,218
Continental Resources Inc./OKa	127,918	5,422,444
CVR Energy Inc.	22,352	841,329
Denbury Resources Inc.[b]	795,503	5,059,399
Diamondback Energy Inc.[a]	138,898	10,470,131
Energen Corp.	159,553	10,897,470
EP Energy Corp. Class Aa,b	81,510	1,037,622
EQT Corp.	333,016	27,087,521
Golar LNG Ltd.[b]	196,289	9,186,325
Gulfport Energy Corp.[a,b]	213,940	8,611,085
Hess Corp.	550,407	36,811,220
HollyFrontier Corp.	361,717	15,441,699
Kosmos Energy Ltd.[a]	357,092	3,010,286
Laredo Petroleum Inc.[a,b]	278,203	3,499,794
Marathon Oil Corp.	1,475,131	39,149,977
Murphy Oil Corp.	390,444	16,230,757
Newfield Exploration Co.[a]	357,562	12,915,139
Noble Energy Inc.	849,493	36,256,361
ONEOK Inc.	250,654	9,895,820
PBF Energy Inc.	187,819	5,337,816
Pioneer Natural Resources Co.	326,565	45,291,300
QEP Resources Inc.	389,782	7,214,865
Range Resources Corp.	346,759	17,122,959
SM Energy Co.	149,285	6,885,024
Southwestern Energy Co.[a]	843,210	19,166,163
Targa Resources Corp.	62,619	5,586,867
Teekay Corp.	62,328	2,668,885
Tesoro Corp.	257,943	21,772,969
Whiting Petroleum Corp.[a,b]	448,890	15,082,704
World Fuel Services Corp.	129,067	6,188,763
WPX Energy Inc.[a,b]	452,567	5,557,523

		541,075,458
PAPER & FOREST PRODUCTS — 0.11%
Domtar Corp.	139,063	5,757,208
International Paper Co.	45,942	2,186,380

		7,943,588
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.[b]	949,810	5,945,811
Herbalife Ltd.[a]	23,503	1,294,780
Nu Skin Enterprises Inc. Class A	101,115	4,765,550

		12,006,141
PHARMACEUTICALS — 1.33%
Endo International PLC[a]	249,346	19,860,409
Hospira Inc.[a]	82,980	7,361,156
Mallinckrodt PLC[a]	154,750	18,217,170
Perrigo Co. PLC	260,244	48,100,898

		93,539,633
PROFESSIONAL SERVICES — 0.74%
Dun & Bradstreet Corp. (The)	55,382	6,756,604
IHS Inc. Class Aa	21,625	2,781,624
ManpowerGroup Inc.	170,767	15,263,154
Nielsen NV	249,883	11,187,262
Towers Watson & Co. Class A	124,397	15,649,143

		51,637,787

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2015

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.44%
Alexandria Real Estate Equities Inc.	157,267	$13,754,572
American Campus Communities Inc.	245,159	9,240,043
American Capital Agency Corp.	770,158	14,147,802
American Homes 4 Rent Class A	370,128	5,936,853
American Realty Capital Properties Inc.	1,990,163	16,180,025
Annaly Capital Management Inc.	2,068,904	19,013,228
Apartment Investment & Management Co. Class A	341,164	12,599,187
Apple Hospitality REIT Inc.	408,657	7,711,358
AvalonBay Communities Inc.	288,574	46,134,325
BioMed Realty Trust Inc.	444,398	8,594,657
Boston Properties Inc.[b]	29,135	3,526,500
Brandywine Realty Trust[b]	392,662	5,214,551
Brixmor Property Group Inc.[b]	377,745	8,737,242
Camden Property Trust[b]	189,581	14,082,077
CBL & Associates Properties Inc.[b]	364,544	5,905,613
Chimera Investment Corp.	448,797	6,153,007
Columbia Property Trust Inc.	239,741	5,885,642
Communications Sales & Leasing Inc.[a]	263,359	6,510,234
Corporate Office Properties Trust	206,380	4,858,185
Corrections Corp. of America[b]	255,468	8,450,881
DDR Corp.	661,200	10,222,152
Digital Realty Trust Inc.[b]	126,290	8,421,017
Douglas Emmett Inc.	318,427	8,578,423
Duke Realty Corp.	753,261	13,988,057
Empire State Realty Trust Inc. Class A	128,661	2,194,957
Equity Commonwealth[a]	283,199	7,269,718
Essex Property Trust Inc.[b]	142,667	30,316,738
Gaming and Leisure Properties Inc.[b]	169,810	6,225,235
General Growth Properties Inc.[b]	1,259,691	32,323,671
HCP Inc.	1,007,864	36,756,800
Health Care REIT Inc.	420,227	27,579,498
Healthcare Trust of America Inc. Class A	246,535	5,904,513
Home Properties Inc.	126,434	9,236,004
Hospitality Properties Trust	327,319	9,433,334
Host Hotels & Resorts Inc.	1,654,047	32,799,752
Iron Mountain Inc.[b]	279,470	8,663,570
Kilroy Realty Corp.	192,222	12,907,707
Kimco Realty Corp.	901,063	20,309,960
Liberty Property Trust[b]	326,264	10,512,226
Macerich Co. (The)	345,495	25,773,927
MFA Financial Inc.[b]	808,584	5,975,436
Mid-America Apartment Communities Inc.	164,487	11,976,298
National Retail Properties Inc.[b]	292,547	10,242,070
NorthStar Realty Finance Corp.	765,051	12,164,311
Omega Healthcare Investors Inc.	290,401	9,969,466
Outfront Media Inc.	299,956	7,570,889
Paramount Group Inc.	389,870	6,690,169
Piedmont Office Realty Trust Inc. Class Ab	337,046	5,928,639
Plum Creek Timber Co. Inc.	226,208	9,177,259
Post Properties Inc.[b]	79,018	4,296,209
Prologis Inc.[b]	1,144,024	42,443,290
Rayonier Inc.	276,958	7,076,277
Realty Income Corp.[b]	507,646	22,534,406
Regency Centers Corp.[b]	205,915	12,144,867
Retail Properties of America Inc. Class A	517,790	7,212,815
Senior Housing Properties Trust	513,044	9,003,922
SL Green Realty Corp.[b]	217,395	23,889,537
Spirit Realty Capital Inc.[b]	975,966	9,437,591

Security	Shares	Value

Starwood Property Trust Inc.[b]	530,172	$11,435,810
Taubman Centers Inc.	78,005	5,421,348
Two Harbors Investment Corp.[b]	800,256	7,794,493
UDR Inc.	565,381	18,109,153
Ventas Inc.	679,030	42,160,973
Vornado Realty Trust[b]	411,010	39,017,179
Weingarten Realty Investors[b]	270,492	8,842,384
Weyerhaeuser Co.	1,033,063	32,541,485
WP Carey Inc.	227,776	13,425,117
WP GLIMCHER Inc.	404,498	5,472,858

		944,007,492
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.46%
Forest City Enterprises Inc. Class Aa	476,784	10,536,926
Howard Hughes Corp. (The)[a,b]	51,664	7,415,851
Jones Lang LaSalle Inc.	26,638	4,555,098
Realogy Holdings Corp.[a]	203,448	9,505,090

		32,012,965
ROAD & RAIL — 0.57%
AMERCO	8,302	2,714,007
Genesee & Wyoming Inc. Class Aa	70,681	5,384,479
Kansas City Southern	241,326	22,008,931
Ryder System Inc.	116,377	10,167,858

		40,275,275
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.33%
Altera Corp.	452,877	23,187,302
Analog Devices Inc.	58,181	3,734,347
Applied Materials Inc.	1,096,966	21,083,687
Cree Inc.[a,b]	238,204	6,200,450
Cypress Semiconductor Corp.	724,578	8,521,037
First Solar Inc.[a]	164,917	7,747,801
Freescale Semiconductor Ltd.[a]	21,597	863,232
Lam Research Corp.	98,849	8,041,366
Marvell Technology Group Ltd.	988,950	13,039,306
Maxim Integrated Products Inc.	406,094	14,040,700
NVIDIA Corp.	1,174,484	23,618,873
ON Semiconductor Corp.[a]	72,148	843,410
SunEdison Inc.[a,b]	47,578	1,423,058
SunPower Corp.[a,b]	110,426	3,137,203
Teradyne Inc.	468,355	9,034,568
Xilinx Inc.	434,262	19,177,010

		163,693,350
SOFTWARE — 1.90%
Activision Blizzard Inc.	1,101,535	26,668,162
ANSYS Inc.[a]	158,940	14,501,686
Autodesk Inc.[a]	127,722	6,395,679
CA Inc.	689,433	20,193,493
Nuance Communications Inc.[a,b]	552,499	9,674,257
SS&C Technologies Holdings Inc.	16,207	1,012,938
Symantec Corp.	1,486,067	34,551,058
Synopsys Inc.[a]	313,849	15,896,452
Zynga Inc. Class Aa,b	1,677,168	4,796,700

		133,690,425

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2015

Security	Shares	Value

SPECIALTY RETAIL — 1.38%
Aaron’s Inc.	120,564	$4,365,622
Best Buy Co. Inc.	662,553	21,605,853
Cabela’s Inc.[a,b]	99,766	4,986,305
CST Brands Inc.	29,364	1,146,958
Dick’s Sporting Goods Inc.	62,464	3,233,761
DSW Inc. Class A	150,476	5,021,384
Foot Locker Inc.	41,216	2,761,884
GameStop Corp. Class Ab	233,947	10,050,363
Murphy USA Inc.[a]	92,784	5,179,203
Office Depot Inc.[a]	983,510	8,517,197
Penske Automotive Group Inc.	58,089	3,027,018
Staples Inc.	1,398,583	21,412,306
Tiffany & Co.	60,656	5,568,221

		96,876,075
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.42%
3D Systems Corp.[a]	154,490	3,015,645
Lexmark International Inc. Class A	133,817	5,914,711
NCR Corp.[a]	370,028	11,137,843
NetApp Inc.	476,410	15,035,499
SanDisk Corp.	453,831	26,422,041
Western Digital Corp.	490,526	38,467,049

		99,992,788
TEXTILES, APPAREL & LUXURY GOODS — 0.80%
Coach Inc.	518,709	17,952,519
Fossil Group Inc.[a]	16,814	1,166,219
PVH Corp.	180,460	20,788,992
Ralph Lauren Corp.	123,423	16,336,268

		56,243,998
THRIFTS & MORTGAGE FINANCE — 0.45%
Hudson City Bancorp Inc.	1,155,996	11,421,241
New York Community Bancorp Inc.[b]	969,881	17,826,413
TFS Financial Corp.	144,064	2,423,156

		31,670,810
TRADING COMPANIES & DISTRIBUTORS — 0.41%
Air Lease Corp.	212,069	7,189,139
GATX Corp.	95,836	5,093,683
MSC Industrial Direct Co. Inc. Class A	72,015	5,024,487
NOW Inc.[a,b]	233,978	4,658,502
WESCO International Inc.[a,b]	96,530	6,625,819

		28,591,630
TRANSPORTATION INFRASTRUCTURE — 0.18%
Macquarie Infrastructure Corp.	150,873	12,466,636

		12,466,636
WATER UTILITIES — 0.41%
American Water Works Co. Inc.	392,867	19,105,122
Aqua America Inc.	386,554	9,466,708

		28,571,830

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.44%
SBA Communications Corp. Class Aa	143,283	$16,473,246
Sprint Corp.[a]	1,621,467	7,393,890
Telephone & Data Systems Inc.	205,216	6,033,350
U.S. Cellular Corp.[a,b]	28,674	1,080,150

		30,980,636

TOTAL COMMON STOCKS
(Cost: $6,358,598,384)		6,978,423,724

SHORT-TERM INVESTMENTS — 2.96%

MONEY MARKET FUNDS — 2.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	184,764,185	184,764,185
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	10,774,378	10,774,378
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	12,305,990	12,305,990

		207,844,553

TOTAL SHORT-TERM INVESTMENTS
(Cost: $207,844,553)		207,844,553

TOTAL INVESTMENTS IN SECURITIES — 102.29%
(Cost: $6,566,442,937)		7,186,268,277
Other Assets, Less Liabilities — (2.29)%		(160,854,438)

NET ASSETS — 100.00%		$7,025,413,839

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

June 30, 2015

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	169	Sep. 2015	Chicago Mercantile	$17,359,680	$(165,498)
E-mini S&P MidCap 400	185	Sep. 2015	Chicago Mercantile	27,714,850	(295,838)

Net unrealized depreciation					$(461,336)

See accompanying notes to schedules of investments.

334

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.67%

AEROSPACE & DEFENSE — 3.10%
Boeing Co. (The)	4,562	$632,841
General Dynamics Corp.	1,923	272,470
Honeywell International Inc.	5,157	525,859
Lockheed Martin Corp.	1,790	332,761
Northrop Grumman Corp.	1,278	202,729
Precision Castparts Corp.	912	182,281
Raytheon Co.	2,013	192,604
United Technologies Corp.	5,872	651,381

		2,992,926
AIR FREIGHT & LOGISTICS — 0.80%
FedEx Corp.	1,872	318,989
United Parcel Service Inc. Class B	4,628	448,499

		767,488
AIRLINES — 0.42%
American Airlines Group Inc.	4,570	182,503
Delta Air Lines Inc.	5,385	221,216

		403,719
AUTO COMPONENTS — 0.22%
Johnson Controls Inc.	4,320	213,970

		213,970
AUTOMOBILES — 0.95%
Ford Motor Co.	25,757	386,612
General Motors Co.	10,602	353,365
Tesla Motors Inc.[a]	643	172,491

		912,468
BANKS — 6.91%
Bank of America Corp.	69,280	1,179,146
BB&T Corp.	4,813	194,012
Citigroup Inc.	20,015	1,105,629
JPMorgan Chase & Co.	24,481	1,658,832
PNC Financial Services Group Inc. (The)[b]	3,417	326,836
U.S. Bancorp/MN	11,051	479,613
Wells Fargo & Co.	30,733	1,728,424

		6,672,492
BEVERAGES — 1.99%
Coca-Cola Co. (The)	25,868	1,014,802
PepsiCo Inc.	9,737	908,851

		1,923,653
BIOTECHNOLOGY — 4.00%
Alexion Pharmaceuticals Inc.[a]	1,423	257,236
Amgen Inc.	5,016	770,056
Biogen Inc.[a]	1,552	626,915

Security	Shares	Value

Celgene Corp.[a]	5,232	$605,525
Gilead Sciences Inc.	9,695	1,135,091
Regeneron Pharmaceuticals Inc.[a]	517	263,737
Vertex Pharmaceuticals Inc.[a]	1,608	198,556

		3,857,116
CAPITAL MARKETS — 2.24%
Bank of New York Mellon Corp. (The)	7,398	310,494
BlackRock Inc.[b]	828	286,471
Charles Schwab Corp. (The)	7,558	246,769
Franklin Resources Inc.	2,559	125,468
Goldman Sachs Group Inc. (The)	2,850	595,052
Morgan Stanley	10,113	392,283
State Street Corp.	2,716	209,132

		2,165,669
CHEMICALS — 2.27%
Air Products & Chemicals Inc.	1,416	193,751
Dow Chemical Co. (The)	7,605	389,148
Ecolab Inc.	1,742	196,968
EI du Pont de Nemours & Co.	5,972	381,910
LyondellBasell Industries NV Class A	2,540	262,941
Monsanto Co.	3,141	334,799
PPG Industries Inc.	1,793	205,693
Praxair Inc.	1,902	227,384

		2,192,594
COMMERCIAL SERVICES & SUPPLIES — 0.15%
Waste Management Inc.	3,020	139,977

		139,977
COMMUNICATIONS EQUIPMENT — 1.65%
Cisco Systems Inc.	33,550	921,283
QUALCOMM Inc.	10,754	673,523

		1,594,806
CONSUMER FINANCE — 0.96%
American Express Co.	5,701	443,081
Capital One Financial Corp.	3,605	317,132
Discover Financial Services	2,919	168,193

		928,406
DIVERSIFIED FINANCIAL SERVICES — 1.93%
Berkshire Hathaway Inc. Class Ba	12,269	1,669,933
CME Group Inc./IL	2,115	196,822

		1,866,755
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.56%
AT&T Inc.	34,257	1,216,809
Verizon Communications Inc.	26,905	1,254,042

		2,470,851
ELECTRIC UTILITIES — 1.25%
American Electric Power Co. Inc.	3,226	170,881
Duke Energy Corp.	4,562	322,168

335

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2015

Security	Shares	Value

Exelon Corp.	5,681	$178,497
NextEra Energy Inc.	2,930	287,228
Southern Co. (The)	5,992	251,065

		1,209,839
ELECTRICAL EQUIPMENT — 0.47%
Eaton Corp. PLC	3,081	207,937
Emerson Electric Co.	4,409	244,391

		452,328
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.17%
Corning Inc.	8,302	163,798

		163,798
ENERGY EQUIPMENT & SERVICES — 1.18%
Baker Hughes Inc.	2,867	176,894
Halliburton Co.	5,613	241,752
Schlumberger Ltd.	8,376	721,927

		1,140,573
FOOD & STAPLES RETAILING — 2.72%
Costco Wholesale Corp.	2,902	391,944
CVS Health Corp.	7,443	780,622
Kroger Co. (The)	3,234	234,497
Wal-Mart Stores Inc.	10,420	739,091
Walgreens Boots Alliance Inc.	5,671	478,859

		2,625,013
FOOD PRODUCTS — 1.23%
Archer-Daniels-Midland Co.	4,092	197,316
General Mills Inc.	3,932	219,091
Kraft Foods Group Inc.	3,905	332,472
Mondelez International Inc. Class A	10,730	441,432

		1,190,311
HEALTH CARE EQUIPMENT & SUPPLIES — 1.91%
Abbott Laboratories	9,821	482,015
Baxter International Inc.	3,590	251,049
Becton Dickinson and Co.	1,381	195,618
Medtronic PLC	9,401	696,614
Stryker Corp.	2,228	212,930

		1,838,226
HEALTH CARE PROVIDERS & SERVICES — 3.06%
Aetna Inc.	2,304	293,668
Anthem Inc.	1,738	285,275
Cardinal Health Inc.	2,182	182,524
Cigna Corp.	1,698	275,076
Express Scripts Holding Co.[a]	4,811	427,890
HCA Holdings Inc.[a]	2,115	191,873
Humana Inc.	988	188,985
McKesson Corp.	1,527	343,285
UnitedHealth Group Inc.	6,279	766,038

		2,954,614

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.71%
Carnival Corp.	2,802	$138,391
Las Vegas Sands Corp.	2,412	126,799
McDonald’s Corp.	6,323	601,128
Starbucks Corp.	9,898	530,681
Yum! Brands Inc.	2,852	256,908

		1,653,907
HOUSEHOLD PRODUCTS — 2.12%
Colgate-Palmolive Co.	5,967	390,302
Kimberly-Clark Corp.	2,402	254,540
Procter & Gamble Co. (The)	17,897	1,400,261

		2,045,103
INDUSTRIAL CONGLOMERATES — 2.86%
3M Co.	4,185	645,745
Danaher Corp.	4,084	349,550
General Electric Co.	66,468	1,766,055

		2,761,350
INSURANCE — 2.35%
ACE Ltd.	2,154	219,019
Aflac Inc.	2,862	178,016
Allstate Corp. (The)	2,698	175,019
American International Group Inc.	8,796	543,769
Chubb Corp. (The)	1,521	144,708
Marsh & McLennan Companies Inc.	3,542	200,832
MetLife Inc.	6,180	346,018
Prudential Financial Inc.	2,988	261,510
Travelers Companies Inc. (The)	2,102	203,179

		2,272,070
INTERNET & CATALOG RETAIL — 1.81%
Amazon.com Inc.[a]	2,515	1,091,736
Netflix Inc.[a]	400	262,776
Priceline Group Inc. (The)[a]	342	393,769

		1,748,281
INTERNET SOFTWARE & SERVICES — 4.13%
eBay Inc.[a]	8,014	482,763
Facebook Inc. Class Aa	14,276	1,224,381
Google Inc. Class Aa	1,902	1,027,156
Google Inc. Class Ca	1,941	1,010,310
Yahoo! Inc.[a]	6,191	243,245

		3,987,855
IT SERVICES — 3.47%
Accenture PLC Class A	4,144	401,056
Automatic Data Processing Inc.	3,097	248,472
Cognizant Technology Solutions Corp. Class Aa	4,029	246,132
International Business Machines Corp.	5,990	974,334
MasterCard Inc. Class A	6,594	616,407
Visa Inc. Class Ac	12,913	867,108

		3,353,509

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2015

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.57%
Illumina Inc.[a]	951	$207,660
Thermo Fisher Scientific Inc.	2,626	340,750

		548,410
MACHINERY — 0.92%
Caterpillar Inc.	3,982	337,753
Cummins Inc.	1,196	156,903
Deere & Co.	2,202	213,704
Illinois Tool Works Inc.	1,974	181,194

		889,554
MEDIA — 4.41%
CBS Corp. Class B NVS	3,247	180,209
Comcast Corp. Class A	14,004	842,201
Comcast Corp. Class A Special NVS	2,515	150,749
DIRECTV[a]	3,118	289,319
DISH Network Corp. Class Aa	1,436	97,232
Thomson Reuters Corp.	2,175	82,802
Time Warner Cable Inc.	1,865	332,287
Time Warner Inc.	5,440	475,510
Twenty-First Century Fox Inc. Class A	8,305	270,286
Twenty-First Century Fox Inc. Class B	3,190	102,782
Viacom Inc. Class A	68	4,411
Viacom Inc. Class B NVS	2,286	147,767
Walt Disney Co. (The)	11,193	1,277,569

		4,253,124
METALS & MINING — 0.02%
Southern Copper Corp.	753	22,146

		22,146
MULTI-UTILITIES — 0.43%
Dominion Resources Inc./VA	3,915	261,796
PG&E Corp.	3,166	155,451

		417,247
MULTILINE RETAIL — 0.36%
Target Corp.	4,208	343,499

		343,499
OIL, GAS & CONSUMABLE FUELS — 7.08%
Anadarko Petroleum Corp.	3,352	261,657
Apache Corp.	2,488	143,383
Chevron Corp.	12,405	1,196,710
ConocoPhillips	8,133	499,447
Devon Energy Corp.	2,718	161,694
EOG Resources Inc.	3,621	317,019
Exxon Mobil Corp.	27,582	2,294,822
Kinder Morgan Inc./DE	11,779	452,196
Marathon Petroleum Corp.	3,584	187,479
Occidental Petroleum Corp.	5,067	394,061
Phillips 66	3,573	287,841
Spectra Energy Corp.	4,421	144,125
Valero Energy Corp.	3,355	210,023

Security	Shares	Value

Williams Companies Inc. (The)	4,941	$283,564

		6,834,021
PERSONAL PRODUCTS — 0.12%
Estee Lauder Companies Inc. (The) Class A	1,384	119,937

		119,937
PHARMACEUTICALS — 7.49%
AbbVie Inc.	11,544	775,641
Allergan PLC[a]	2,589	785,658
Bristol-Myers Squibb Co.	10,998	731,807
Eli Lilly & Co.	6,455	538,928
Johnson & Johnson	18,293	1,782,836
Merck & Co. Inc.	18,637	1,061,004
Mylan NVa	2,772	188,108
Pfizer Inc.	40,621	1,362,022

		7,226,004
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.00%
American Tower Corp.	2,791	260,373
Equity Residential	2,407	168,899
Public Storage	955	176,073
Simon Property Group Inc.	2,053	355,210

		960,555
ROAD & RAIL — 0.97%
CSX Corp.	6,517	212,780
Norfolk Southern Corp.	2,011	175,681
Union Pacific Corp.	5,776	550,857

		939,318
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.92%
Avago Technologies Ltd.	1,693	225,051
Broadcom Corp. Class A	3,645	187,681
Intel Corp.	31,295	951,837
Micron Technology Inc.[a]	7,135	134,423
Texas Instruments Inc.	6,863	353,513

		1,852,505
SOFTWARE — 3.95%
Adobe Systems Inc.[a]	3,299	267,252
Microsoft Corp.	53,365	2,356,065
Oracle Corp.	20,901	842,310
salesforce.com inc.[a]	4,327	301,289
VMware Inc. Class Aa,c	540	46,300

		3,813,216
SPECIALTY RETAIL — 1.73%
Home Depot Inc. (The)	8,569	952,273
Lowe’s Companies Inc.	6,278	420,438
TJX Companies Inc. (The)	4,488	296,971

		1,669,682
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.66%
Apple Inc.	38,004	4,766,652

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

June 30, 2015

Security	Shares	Value

EMC Corp./MA	12,811	$338,082
Hewlett-Packard Co.	11,990	359,820

		5,464,554
TEXTILES, APPAREL & LUXURY GOODS — 0.66%
NIKE Inc. Class B	4,473	483,174
VF Corp.	2,230	155,520

		638,694
TOBACCO — 1.72%
Altria Group Inc.	12,973	634,510
Philip Morris International Inc.	10,219	819,257
Reynolds American Inc.	2,724	203,374

		1,657,141
WIRELESS TELECOMMUNICATION SERVICES — 0.07%
T-Mobile U.S. Inc.[a]	1,811	70,212

		70,212

TOTAL COMMON STOCKS (Cost: $97,990,886)		96,219,486

SHORT-TERM INVESTMENTS — 0.34%

MONEY MARKET FUNDS — 0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	131,899	131,899
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	7,692	7,692
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	186,441	186,441

		326,032

TOTAL SHORT-TERM INVESTMENTS (Cost: $326,032)		326,032

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $98,316,918)		96,545,518
Other Assets, Less Liabilities — (0.01)%		(11,745)

NET ASSETS — 100.00%		$96,533,773

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

338

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 3.36%
Boeing Co. (The)	55,309	$7,672,464
General Dynamics Corp.	7,136	1,011,100
Honeywell International Inc.	62,522	6,375,368
Lockheed Martin Corp.	15,583	2,896,880
Northrop Grumman Corp.	4,712	747,465
Precision Castparts Corp.	2,112	422,125
United Technologies Corp.	6,550	726,592

		19,851,994
AIR FREIGHT & LOGISTICS — 1.16%
FedEx Corp.	8,216	1,400,006
United Parcel Service Inc. Class B	56,111	5,437,717

		6,837,723
AIRLINES — 0.83%
American Airlines Group Inc.	55,411	2,212,838
Delta Air Lines Inc.	65,289	2,682,072

		4,894,910
AUTO COMPONENTS — 0.10%
Johnson Controls Inc.	11,470	568,109

		568,109
AUTOMOBILES — 0.35%
Tesla Motors Inc.[a]	7,800	2,092,428

		2,092,428
BEVERAGES — 3.94%
Coca-Cola Co. (The)	313,629	12,303,666
PepsiCo Inc.	118,057	11,019,440

		23,323,106
BIOTECHNOLOGY — 7.91%
Alexion Pharmaceuticals Inc.[a]	17,258	3,119,729
Amgen Inc.	60,812	9,335,858
Biogen Inc.[a]	18,814	7,599,727
Celgene Corp.[a]	63,437	7,341,881
Gilead Sciences Inc.	117,542	13,761,817
Regeneron Pharmaceuticals Inc.[a]	6,274	3,200,556
Vertex Pharmaceuticals Inc.[a]	19,496	2,407,366

		46,766,934
CAPITAL MARKETS — 0.61%
Bank of New York Mellon Corp. (The)	9,688	406,605
BlackRock Inc.[b]	3,191	1,104,022
Charles Schwab Corp. (The)	64,784	2,115,198

		3,625,825

Security	Shares	Value

CHEMICALS — 3.23%
Air Products & Chemicals Inc.	14,137	$1,934,366
Dow Chemical Co. (The)	12,079	618,082
Ecolab Inc.	21,116	2,387,586
EI du Pont de Nemours & Co.	33,450	2,139,128
LyondellBasell Industries NV Class A	30,797	3,188,105
Monsanto Co.	38,080	4,058,947
PPG Industries Inc.	21,743	2,494,357
Praxair Inc.	19,209	2,296,436

		19,117,007
COMMERCIAL SERVICES & SUPPLIES — 0.02%
Waste Management Inc.	3,076	142,573

		142,573
COMMUNICATIONS EQUIPMENT — 0.21%
QUALCOMM Inc.	19,818	1,241,201

		1,241,201
CONSUMER FINANCE — 0.18%
American Express Co.	13,409	1,042,147

		1,042,147
DIVERSIFIED FINANCIAL SERVICES — 0.22%
Berkshire Hathaway Inc. Class Ba	9,669	1,316,048

		1,316,048
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.39%
Verizon Communications Inc.	302,718	14,109,686

		14,109,686
ELECTRICAL EQUIPMENT — 0.35%
Emerson Electric Co.	36,829	2,041,431

		2,041,431
ENERGY EQUIPMENT & SERVICES — 0.18%
Schlumberger Ltd.	12,288	1,059,103

		1,059,103
FOOD & STAPLES RETAILING — 2.92%
Costco Wholesale Corp.	35,190	4,752,761
CVS Health Corp.	83,658	8,774,051
Kroger Co. (The)	39,207	2,842,900
Walgreens Boots Alliance Inc.	10,383	876,741

		17,246,453
FOOD PRODUCTS — 1.13%
General Mills Inc.	47,676	2,656,507
Kraft Foods Group Inc.	47,344	4,030,868

		6,687,375

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 0.95%
Baxter International Inc.	27,642	$1,933,005
Becton Dickinson and Co.	16,747	2,372,213
Stryker Corp.	13,697	1,309,022

		5,614,240
HEALTH CARE PROVIDERS & SERVICES — 4.49%
Aetna Inc.	6,871	875,778
Anthem Inc.	4,192	688,075
Cardinal Health Inc.	23,921	2,000,992
Cigna Corp.	20,585	3,334,770
Express Scripts Holding Co.[a]	48,997	4,357,793
HCA Holdings Inc.[a]	2,000	181,440
Humana Inc.	11,093	2,121,869
McKesson Corp.	18,520	4,163,481
UnitedHealth Group Inc.	72,329	8,824,138

		26,548,336
HOTELS, RESTAURANTS & LEISURE — 3.11%
Las Vegas Sands Corp.	29,241	1,537,199
McDonald’s Corp.	76,664	7,288,447
Starbucks Corp.	120,013	6,434,497
Yum! Brands Inc.	34,584	3,115,327

		18,375,470
HOUSEHOLD PRODUCTS — 1.12%
Colgate-Palmolive Co.	63,450	4,150,265
Kimberly-Clark Corp.	23,093	2,447,165

		6,597,430
INDUSTRIAL CONGLOMERATES — 1.46%
3M Co.	50,736	7,828,565
Danaher Corp.	9,557	817,983

		8,646,548
INSURANCE — 0.25%
Marsh & McLennan Companies Inc.	25,722	1,458,437

		1,458,437
INTERNET & CATALOG RETAIL — 3.58%
Amazon.com Inc.[a]	30,487	13,234,102
Netflix Inc.[a]	4,849	3,185,502
Priceline Group Inc. (The)[a]	4,146	4,773,580

		21,193,184
INTERNET SOFTWARE & SERVICES — 7.68%
eBay Inc.[a]	97,164	5,853,159
Facebook Inc. Class Aa	173,083	14,844,464
Google Inc. Class Aa	23,056	12,451,162
Google Inc. Class Ca	23,527	12,246,039

		45,394,824

Security	Shares	Value

IT SERVICES — 5.89%
Accenture PLC Class A	50,239	$4,862,130
Automatic Data Processing Inc.	30,155	2,419,336
Cognizant Technology Solutions Corp. Class Aa	48,830	2,983,025
International Business Machines Corp.	40,308	6,556,499
MasterCard Inc. Class A	79,954	7,474,100
Visa Inc. Class Ac	156,559	10,512,937

		34,808,027
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Illumina Inc.[a]	11,525	2,516,599
Thermo Fisher Scientific Inc.	10,729	1,392,195

		3,908,794
MACHINERY — 0.81%
Caterpillar Inc.	8,401	712,573
Cummins Inc.	10,789	1,415,409
Deere & Co.	4,807	466,519
Illinois Tool Works Inc.	23,932	2,196,718

		4,791,219
MEDIA — 7.57%
CBS Corp. Class B NVS	39,363	2,184,647
Comcast Corp. Class A	153,324	9,220,905
Comcast Corp. Class A Special NVS	27,530	1,650,148
DIRECTV[a]	37,808	3,508,204
DISH Network Corp. Class Aa	11,714	793,155
Time Warner Cable Inc.	22,610	4,028,424
Time Warner Inc.	33,966	2,968,968
Twenty-First Century Fox Inc. Class A	68,169	2,218,560
Twenty-First Century Fox Inc. Class B	26,186	843,713
Viacom Inc. Class A	826	53,583
Viacom Inc. Class B NVS	27,721	1,791,886
Walt Disney Co. (The)	135,710	15,489,939

		44,752,132
METALS & MINING — 0.01%
Southern Copper Corp.	2,985	87,789

		87,789
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	2,373	158,682

		158,682
MULTILINE RETAIL — 0.06%
Target Corp.	4,239	346,030

		346,030
OIL, GAS & CONSUMABLE FUELS — 0.67%
EOG Resources Inc.	3,776	330,589
Marathon Petroleum Corp.	3,259	170,478
Williams Companies Inc. (The)	59,903	3,437,833

		3,938,900

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

June 30, 2015

Security	Shares	Value

PERSONAL PRODUCTS — 0.25%
Estee Lauder Companies Inc. (The) Class A	16,777	$1,453,895

		1,453,895
PHARMACEUTICALS — 5.97%
AbbVie Inc.	139,969	9,404,517
Allergan PLC[a]	14,188	4,305,491
Bristol-Myers Squibb Co.	133,328	8,871,645
Eli Lilly & Co.	78,261	6,534,011
Johnson & Johnson	28,611	2,788,428
Merck & Co. Inc.	25,760	1,466,517
Mylan NVa	28,504	1,934,281

		35,304,890
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.59%
American Tower Corp.	33,839	3,156,840
Public Storage	10,577	1,950,082
Simon Property Group Inc.	24,896	4,307,506

		9,414,428
ROAD & RAIL — 1.24%
CSX Corp.	20,387	665,636
Union Pacific Corp.	70,031	6,678,856

		7,344,492
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.37%
Avago Technologies Ltd.	20,522	2,727,989
Broadcom Corp. Class A	3,226	166,107
Intel Corp.	26,560	807,822
Micron Technology Inc.[a]	6,834	128,753
Texas Instruments Inc.	83,210	4,286,147

		8,116,818
SOFTWARE — 5.04%
Adobe Systems Inc.[a]	40,012	3,241,372
Microsoft Corp.	366,860	16,196,869
Oracle Corp.	152,050	6,127,615
salesforce.com inc.[a]	52,468	3,653,347
VMware Inc. Class Aa,c	6,553	561,854

		29,781,057
SPECIALTY RETAIL — 3.42%
Home Depot Inc. (The)	103,895	11,545,851
Lowe’s Companies Inc.	76,119	5,097,690
TJX Companies Inc. (The)	54,418	3,600,839

		20,244,380
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.83%
Apple Inc.	460,778	57,793,081
EMC Corp./MA	12,737	336,129

		58,129,210

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 1.31%
NIKE Inc. Class B	54,232	$5,858,141
VF Corp.	27,033	1,885,281

		7,743,422
TOBACCO — 2.48%
Altria Group Inc.	148,009	7,239,120
Philip Morris International Inc.	61,704	4,946,810
Reynolds American Inc.	33,021	2,465,348

		14,651,278

TOTAL COMMON STOCKS (Cost: $444,431,351)		590,767,965

SHORT-TERM INVESTMENTS — 0.70%

MONEY MARKET FUNDS — 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	3,367,422	3,367,422
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	196,369	196,369
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,e]	583,375	583,375

		4,147,166

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,147,166)		4,147,166

TOTAL INVESTMENTS IN SECURITIES — 100.63% (Cost: $448,578,517)		594,915,131
Other Assets, Less Liabilities — (0.63)%		(3,728,632)

NET ASSETS — 100.00%		$591,186,499

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

341

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.59%

AEROSPACE & DEFENSE — 2.84%
General Dynamics Corp.	4,878	$691,164
Lockheed Martin Corp.	1,845	342,985
Northrop Grumman Corp.	3,251	515,706
Precision Castparts Corp.	2,696	538,850
Raytheon Co.	7,356	703,822
United Technologies Corp.	19,486	2,161,582

		4,954,109
AIR FREIGHT & LOGISTICS — 0.43%
FedEx Corp.	4,364	743,626

		743,626
AUTO COMPONENTS — 0.35%
Johnson Controls Inc.	12,329	610,655

		610,655
AUTOMOBILES — 1.55%
Ford Motor Co.	94,127	1,412,846
General Motors Co.	38,745	1,291,371

		2,704,217
BANKS — 13.99%
Bank of America Corp.	253,177	4,309,072
BB&T Corp.	17,590	709,053
Citigroup Inc.	73,145	4,040,530
JPMorgan Chase & Co.	89,464	6,062,081
PNC Financial Services Group Inc. (The)[a]	12,486	1,194,286
U.S. Bancorp/MN	40,385	1,752,709
Wells Fargo & Co.	112,312	6,316,427

		24,384,158
CAPITAL MARKETS — 3.91%
Bank of New York Mellon Corp. (The)	24,117	1,012,190
BlackRock Inc.[a]	2,063	713,757
Charles Schwab Corp. (The)	8,092	264,204
Franklin Resources Inc.	9,350	458,431
Goldman Sachs Group Inc. (The)	10,415	2,174,548
Morgan Stanley	36,956	1,433,523
State Street Corp.	9,924	764,148

		6,820,801
CHEMICALS — 1.29%
Air Products & Chemicals Inc.	916	125,336
Dow Chemical Co. (The)	24,152	1,235,858
EI du Pont de Nemours & Co.	11,741	750,837
Praxair Inc.	1,161	138,798

		2,250,829

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 0.27%
Waste Management Inc.	10,110	$468,598

		468,598
COMMUNICATIONS EQUIPMENT — 3.13%
Cisco Systems Inc.	122,607	3,366,788
QUALCOMM Inc.	33,326	2,087,208

		5,453,996
CONSUMER FINANCE — 1.77%
American Express Co.	16,791	1,304,996
Capital One Financial Corp.	13,173	1,158,829
Discover Financial Services	10,668	614,690

		3,078,515
DIVERSIFIED FINANCIAL SERVICES — 3.69%
Berkshire Hathaway Inc. Class Bb	41,922	5,706,003
CME Group Inc./IL	7,728	719,168

		6,425,171
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.74%
AT&T Inc.	125,189	4,446,713
Verizon Communications Inc.	7,079	329,952

		4,776,665
ELECTRIC UTILITIES — 2.54%
American Electric Power Co. Inc.	11,811	625,629
Duke Energy Corp.	16,671	1,177,306
Exelon Corp.	20,762	652,342
NextEra Energy Inc.	10,707	1,049,607
Southern Co. (The)	21,896	917,442

		4,422,326
ELECTRICAL EQUIPMENT — 0.60%
Eaton Corp. PLC	11,261	760,005
Emerson Electric Co.	5,011	277,760

		1,037,765
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.34%
Corning Inc.	30,339	598,588

		598,588
ENERGY EQUIPMENT & SERVICES — 2.21%
Baker Hughes Inc.	10,479	646,554
Halliburton Co.	20,512	883,452
Schlumberger Ltd.	26,906	2,319,028

		3,849,034
FOOD & STAPLES RETAILING — 2.52%
CVS Health Corp.	1,986	208,292
Wal-Mart Stores Inc.	38,080	2,701,014

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2015

Security	Shares	Value

Walgreens Boots Alliance Inc.	17,596	$1,485,806

		4,395,112
FOOD PRODUCTS — 1.34%
Archer-Daniels-Midland Co.	14,956	721,178
Mondelez International Inc. Class A	39,213	1,613,223

		2,334,401
HEALTH CARE EQUIPMENT & SUPPLIES — 2.88%
Abbott Laboratories	35,890	1,761,481
Baxter International Inc.	4,789	334,895
Medtronic PLC	34,354	2,545,631
Stryker Corp.	4,015	383,714

		5,025,721
HEALTH CARE PROVIDERS & SERVICES — 1.60%
Aetna Inc.	6,347	808,989
Anthem Inc.	5,086	834,816
Cardinal Health Inc.	766	64,076
Express Scripts Holding Co.[b]	2,813	250,188
HCA Holdings Inc.[b]	7,126	646,471
Humana Inc.	268	51,263
UnitedHealth Group Inc.	1,147	139,934

		2,795,737
HOTELS, RESTAURANTS & LEISURE — 0.29%
Carnival Corp.	10,240	505,754

		505,754
HOUSEHOLD PRODUCTS — 3.15%
Colgate-Palmolive Co.	2,682	175,430
Kimberly-Clark Corp.	1,817	192,547
Procter & Gamble Co. (The)	65,403	5,117,131

		5,485,108
INDUSTRIAL CONGLOMERATES — 4.29%
Danaher Corp.	12,044	1,030,846
General Electric Co.	242,903	6,453,933

		7,484,779
INSURANCE — 4.51%
ACE Ltd.	7,873	800,527
Aflac Inc.	10,460	650,612
Allstate Corp. (The)	9,860	639,618
American International Group Inc.	32,145	1,987,204
Chubb Corp. (The)	5,539	526,980
Marsh & McLennan Companies Inc.	5,190	294,273
MetLife Inc.	22,583	1,264,422
Prudential Financial Inc.	10,921	955,806
Travelers Companies Inc. (The)	7,683	742,639

		7,862,081

Security	Shares	Value

INTERNET SOFTWARE & SERVICES — 0.51%
Yahoo! Inc.[b]	22,623	$888,858

		888,858
IT SERVICES — 1.01%
Automatic Data Processing Inc.	2,230	178,913
International Business Machines Corp.	9,742	1,584,634

		1,763,547
LIFE SCIENCES TOOLS & SERVICES — 0.47%
Thermo Fisher Scientific Inc.	6,363	825,663

		825,663
MACHINERY — 1.04%
Caterpillar Inc.	12,020	1,019,536
Cummins Inc.	1,119	146,802
Deere & Co.	6,600	640,530

		1,806,868
MEDIA — 1.18%
Comcast Corp. Class A	4,964	298,535
Comcast Corp. Class A Special NVS	892	53,467
DISH Network Corp. Class Ab	1,716	116,190
Thomson Reuters Corp.	7,947	302,542
Time Warner Inc.	9,641	842,720
Twenty-First Century Fox Inc. Class A	9,803	319,039
Twenty-First Century Fox Inc. Class B	3,765	121,308

		2,053,801
METALS & MINING — 0.03%
Southern Copper Corp.	1,851	54,438

		54,438
MULTI-UTILITIES — 0.85%
Dominion Resources Inc./VA	13,592	908,897
PG&E Corp.	11,571	568,136

		1,477,033
MULTILINE RETAIL — 0.66%
Target Corp.	14,115	1,152,207

		1,152,207
OIL, GAS & CONSUMABLE FUELS — 13.65%
Anadarko Petroleum Corp.	12,245	955,845
Apache Corp.	9,091	523,914
Chevron Corp.	45,333	4,373,275
ConocoPhillips	29,723	1,825,289
Devon Energy Corp.	9,911	589,605
EOG Resources Inc.	12,096	1,059,005
Exxon Mobil Corp.	100,795	8,386,144
Kinder Morgan Inc./DE	43,046	1,652,536
Marathon Petroleum Corp.	12,115	633,736
Occidental Petroleum Corp.	18,517	1,440,067

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

June 30, 2015

Security	Shares	Value

Phillips 66	13,058	$1,051,953
Spectra Energy Corp.	16,184	527,598
Valero Energy Corp.	12,262	767,601

		23,786,568
PHARMACEUTICALS — 9.05%
Allergan PLC[b]	5,185	1,573,440
Johnson & Johnson	58,227	5,674,804
Merck & Co. Inc.	60,344	3,435,384
Mylan NVb	1,540	104,504
Pfizer Inc.	148,445	4,977,361

		15,765,493
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.38%
Equity Residential	8,775	615,742
Public Storage	297	54,758

		670,500
ROAD & RAIL — 0.70%
CSX Corp.	17,673	577,023
Norfolk Southern Corp.	7,349	642,009

		1,219,032
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.48%
Broadcom Corp. Class A	12,347	635,747
Intel Corp.	106,359	3,234,909
Micron Technology Inc.[b]	24,012	452,386

		4,323,042
SOFTWARE — 2.85%
Microsoft Corp.	84,443	3,728,158
Oracle Corp.	30,553	1,231,286

		4,959,444
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.41%
EMC Corp./MA	42,979	1,134,216
Hewlett-Packard Co.	43,816	1,314,918

		2,449,134
TOBACCO — 0.94%
Altria Group Inc.	2,797	136,801
Philip Morris International Inc.	18,748	1,503,027

		1,639,828
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
T-Mobile U.S. Inc.[b]	6,618	256,580

		256,580

TOTAL COMMON STOCKS (Cost: $170,450,888)		173,559,782

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,c]	309,653	$309,653

		309,653

TOTAL SHORT-TERM INVESTMENTS (Cost: $309,653)		309,653

TOTAL INVESTMENTS IN SECURITIES — 99.77% (Cost: $170,760,541)		173,869,435
Other Assets, Less Liabilities — 0.23%		396,044

NET ASSETS — 100.00%		$174,265,479

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

344

Schedule of Investments (Unaudited)

iSHARES® S&P 100 ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.72%

AEROSPACE & DEFENSE — 3.36%
Boeing Co. (The)	233,941	$32,452,295
General Dynamics Corp.	113,603	16,096,409
Honeywell International Inc.	284,357	28,995,883
Lockheed Martin Corp.	97,324	18,092,532
Raytheon Co.	111,000	10,620,480
United Technologies Corp.	301,156	33,407,235

		139,664,834
AIR FREIGHT & LOGISTICS — 0.98%
FedEx Corp.	95,894	16,340,338
United Parcel Service Inc. Class B	252,438	24,463,766

		40,804,104
AUTOMOBILES — 0.92%
Ford Motor Co.	1,446,094	21,705,871
General Motors Co.	491,103	16,368,463

		38,074,334
BANKS — 8.21%
Bank of America Corp.	3,820,280	65,021,166
Citigroup Inc.	1,103,709	60,968,885
JPMorgan Chase & Co.	1,349,957	91,473,086
U.S. Bancorp/MN	644,967	27,991,568
Wells Fargo & Co.	1,704,514	95,861,867

		341,316,572
BEVERAGES — 2.55%
Coca-Cola Co. (The)	1,426,983	55,980,543
PepsiCo Inc.	536,934	50,117,420

		106,097,963
BIOTECHNOLOGY — 4.16%
Amgen Inc.	276,578	42,460,255
Biogen Inc.[a]	85,568	34,564,338
Celgene Corp.[a]	288,517	33,391,515
Gilead Sciences Inc.	534,589	62,589,680

		173,005,788
CAPITAL MARKETS — 1.67%
Bank of New York Mellon Corp. (The)	407,967	17,122,375
Goldman Sachs Group Inc. (The)	146,152	30,515,076
Morgan Stanley	558,968	21,682,369

		69,319,820
CHEMICALS — 1.44%
Dow Chemical Co. (The)	394,215	20,171,982
EI du Pont de Nemours & Co.	330,249	21,119,423

Security	Shares	Value

Monsanto Co.	173,190	$18,460,322

		59,751,727
COMMUNICATIONS EQUIPMENT — 2.11%
Cisco Systems Inc.	1,850,061	50,802,675
QUALCOMM Inc.	592,778	37,125,686

		87,928,361
CONSUMER FINANCE — 1.01%
American Express Co.	317,779	24,697,784
Capital One Financial Corp.	198,770	17,485,797

		42,183,581
DIVERSIFIED FINANCIAL SERVICES — 2.17%
Berkshire Hathaway Inc. Class Ba	663,419	90,297,960

		90,297,960
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.28%
AT&T Inc.	1,889,024	67,098,133
Verizon Communications Inc.	1,483,604	69,150,782

		136,248,915
ELECTRIC UTILITIES — 0.57%
Exelon Corp.	313,272	9,843,006
Southern Co. (The)	330,395	13,843,551

		23,686,557
ELECTRICAL EQUIPMENT — 0.32%
Emerson Electric Co.	243,106	13,475,366

		13,475,366
ENERGY EQUIPMENT & SERVICES — 1.28%
Halliburton Co.	309,519	13,330,983
Schlumberger Ltd.	461,881	39,809,524

		53,140,507
FOOD & STAPLES RETAILING — 3.18%
Costco Wholesale Corp.	159,870	21,592,042
CVS Health Corp.	410,446	43,047,577
Wal-Mart Stores Inc.	574,044	40,716,941
Walgreens Boots Alliance Inc.	317,423	26,803,198

		132,159,758
FOOD PRODUCTS — 0.59%
Mondelez International Inc. Class A	591,708	24,342,867

		24,342,867
HEALTH CARE EQUIPMENT & SUPPLIES — 1.56%
Abbott Laboratories	541,557	26,579,617
Medtronic PLC	518,388	38,412,551

		64,992,168

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2015

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 1.02%
UnitedHealth Group Inc.	346,268	$42,244,696

		42,244,696
HOTELS, RESTAURANTS & LEISURE — 1.50%
McDonald’s Corp.	348,673	33,148,342
Starbucks Corp.	545,828	29,264,568

		62,412,910
HOUSEHOLD PRODUCTS — 2.34%
Colgate-Palmolive Co.	309,308	20,231,836
Procter & Gamble Co. (The)	986,889	77,214,196

		97,446,032
INDUSTRIAL CONGLOMERATES — 3.20%
3M Co.	230,750	35,604,725
General Electric Co.	3,665,253	97,385,772

		132,990,497
INSURANCE — 1.50%
Allstate Corp. (The)	148,762	9,650,191
American International Group Inc.	485,041	29,985,235
MetLife Inc.	405,895	22,726,061

		62,361,487
INTERNET & CATALOG RETAIL — 1.97%
Amazon.com Inc.[a]	138,906	60,297,705
Priceline Group Inc. (The)[a]	18,856	21,710,233

		82,007,938
INTERNET SOFTWARE & SERVICES — 4.82%
eBay Inc.[a]	402,137	24,224,733
Facebook Inc. Class Aa	766,150	65,708,855
Google Inc. Class Aa	104,110	56,223,564
Google Inc. Class Ca	104,408	54,345,408

		200,502,560
IT SERVICES — 3.76%
Accenture PLC Class A	227,809	22,047,355
International Business Machines Corp.	333,136	54,187,902
MasterCard Inc. Class A	352,561	32,957,402
Visa Inc. Class A	703,175	47,218,201

		156,410,860
MACHINERY — 0.45%
Caterpillar Inc.	219,584	18,625,115

		18,625,115
MEDIA — 4.02%
Comcast Corp. Class A	914,335	54,988,107
Time Warner Inc.	299,961	26,219,591
Twenty-First Century Fox Inc. Class A	643,651	20,947,622

Security	Shares	Value

Walt Disney Co. (The)	567,842	$64,813,486

		166,968,806
MULTILINE RETAIL — 0.46%
Target Corp.	232,261	18,959,465

		18,959,465
OIL, GAS & CONSUMABLE FUELS — 6.95%
Anadarko Petroleum Corp.	184,770	14,423,146
Chevron Corp.	684,049	65,990,207
ConocoPhillips	448,502	27,542,508
Devon Energy Corp.	140,484	8,357,393
Exxon Mobil Corp.	1,520,933	126,541,625
Kinder Morgan Inc./DE	630,958	24,222,478
Occidental Petroleum Corp.	279,414	21,730,027

		288,807,384
PHARMACEUTICALS — 9.32%
AbbVie Inc.	625,514	42,028,286
Allergan PLC[a]	142,757	43,321,039
Bristol-Myers Squibb Co.	606,385	40,348,858
Eli Lilly & Co.	355,242	29,659,155
Johnson & Johnson	1,008,732	98,311,021
Merck & Co. Inc.	1,027,713	58,507,701
Pfizer Inc.	2,239,935	75,105,020

		387,281,080
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.47%
Simon Property Group Inc.	113,229	19,590,882

		19,590,882
ROAD & RAIL — 0.96%
Norfolk Southern Corp.	110,869	9,685,516
Union Pacific Corp.	318,509	30,376,203

		40,061,719
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.73%
Intel Corp.	1,725,695	52,487,013
Texas Instruments Inc.	378,447	19,493,805

		71,980,818
SOFTWARE — 4.25%
Microsoft Corp.	2,942,690	129,919,763
Oracle Corp.	1,159,665	46,734,500

		176,654,263
SPECIALTY RETAIL — 1.81%
Home Depot Inc. (The)	472,520	52,511,147
Lowe’s Companies Inc.	339,278	22,721,448

		75,232,595
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.24%
Apple Inc.	2,095,650	262,846,901
EMC Corp./MA	706,454	18,643,321
Hewlett-Packard Co.	657,110	19,719,872

		301,210,094

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.66%
NIKE Inc. Class B	253,324	$27,364,058

		27,364,058
TOBACCO — 1.93%
Altria Group Inc.	715,363	34,988,404
Philip Morris International Inc.	563,523	45,177,639

		80,166,043

TOTAL COMMON STOCKS (Cost: $4,102,251,725)		4,145,770,484

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	3,024,986	3,024,986

		3,024,986

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,024,986)		3,024,986

TOTAL INVESTMENTS IN SECURITIES — 99.80% (Cost: $4,105,276,711)		4,148,795,470

SHORT POSITIONS[d] — (0.03)%

COMMON STOCKS — (0.03)%
Chemours Co. (The)[a]	(66,049)	(1,056,500)

		(1,056,500)

TOTAL SHORT POSITIONS (Proceeds: $1,056,500)		(1,056,500)
Other Assets, Less Liabilities — 0.23%		9,558,029

NET ASSETS — 100.00%		$4,157,296,999

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 ETF

June 30, 2015

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	58	Sep. 2015	Chicago Mercantile	$5,957,760	$(52,354)

See accompanying notes to schedules of investments.

348

Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 1.97%
Boeing Co. (The)	422,569	$58,618,772
General Dynamics Corp.	274,966	38,959,932
Honeywell International Inc.	523,906	53,422,695
Lockheed Martin Corp.	232,051	43,138,281
Northrop Grumman Corp.	117,057	18,568,752
Precision Castparts Corp.	98,033	19,593,856
Rockwell Collins Inc.	109,699	10,130,703
Textron Inc.	164,507	7,341,947

		249,774,938
AIR FREIGHT & LOGISTICS — 0.79%
CH Robinson Worldwide Inc.	191,311	11,935,893
Expeditors International of Washington Inc.	118,386	5,458,186
FedEx Corp.	190,532	32,466,653
United Parcel Service Inc. Class B	519,814	50,375,175

		100,235,907
AIRLINES — 0.78%
American Airlines Group Inc.	646,408	25,814,304
Delta Air Lines Inc.	1,079,314	44,338,219
Southwest Airlines Co.	878,238	29,060,895

		99,213,418
AUTOMOBILES — 0.07%
Harley-Davidson Inc.	159,646	8,996,052

		8,996,052
BANKS — 1.54%
Regions Financial Corp.	790,530	8,189,891
U.S. Bancorp/MN	1,118,404	48,538,734
Wells Fargo & Co.	2,463,077	138,523,450

		195,252,075
BEVERAGES — 2.63%
Brown-Forman Corp. Class B	204,675	20,504,342
Coca-Cola Co. (The)	2,886,850	113,251,125
Coca-Cola Enterprises Inc.	146,747	6,374,690
Constellation Brands Inc. Class A	222,654	25,832,317
Dr. Pepper Snapple Group Inc.	251,760	18,353,304
Molson Coors Brewing Co. Class B	209,508	14,625,753
Monster Beverage Corp.[a]	192,310	25,773,386
PepsiCo Inc.	1,163,829	108,631,799

		333,346,716
BIOTECHNOLOGY — 5.99%
Alexion Pharmaceuticals Inc.[a]	294,233	53,188,499
Amgen Inc.	999,158	153,390,736
Baxalta Inc.[a]	92,831	2,965,022
Biogen Inc.[a]	309,124	124,867,549
Celgene Corp.[a]	1,042,294	120,629,896

Security	Shares	Value

Gilead Sciences Inc.	1,931,239	$226,109,462
Regeneron Pharmaceuticals Inc.[a]	99,073	50,540,110
Vertex Pharmaceuticals Inc.[a]	227,431	28,083,180

		759,774,454
BUILDING PRODUCTS — 0.08%
Allegion PLC	81,919	4,926,609
Masco Corp.	205,939	5,492,393

		10,419,002
CAPITAL MARKETS — 1.37%
Affiliated Managers Group Inc.[a]	45,392	9,922,691
Ameriprise Financial Inc.	238,360	29,778,315
BlackRock Inc.[b]	106,801	36,951,010
Charles Schwab Corp. (The)	987,358	32,237,239
E*TRADE Financial Corp.[a,c]	152,237	4,559,498
Franklin Resources Inc.	261,291	12,811,098
Invesco Ltd.	323,244	12,118,417
Legg Mason Inc.	128,434	6,618,204
Northern Trust Corp.	141,524	10,820,925
T Rowe Price Group Inc.	231,151	17,967,367

		173,784,764
CHEMICALS — 2.13%
Air Products & Chemicals Inc.	180,343	24,676,332
Airgas Inc.	48,327	5,112,030
CF Industries Holdings Inc.	167,321	10,755,394
Ecolab Inc.	352,170	39,819,862
EI du Pont de Nemours & Co.	594,804	38,037,716
International Flavors & Fragrances Inc.	60,703	6,634,231
Monsanto Co.	412,937	44,014,955
PPG Industries Inc.	235,789	27,049,714
Praxair Inc.	200,782	24,003,488
Sherwin-Williams Co. (The)	104,094	28,627,932
Sigma-Aldrich Corp.	156,885	21,861,925

		270,593,579
COMMERCIAL SERVICES & SUPPLIES — 0.39%
Cintas Corp.	125,006	10,574,258
Stericycle Inc.[a,c]	111,612	14,945,963
Tyco International PLC	271,637	10,452,592
Waste Management Inc.	280,255	12,989,819

		48,962,632
COMMUNICATIONS EQUIPMENT — 2.12%
Cisco Systems Inc.	4,277,437	117,458,420
F5 Networks Inc.[a,c]	94,543	11,378,250
Motorola Solutions Inc.	117,310	6,726,555
QUALCOMM Inc.	2,141,458	134,119,515

		269,682,740
CONSTRUCTION & ENGINEERING — 0.03%
Quanta Services Inc.[a]	130,821	3,770,261

		3,770,261

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2015

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.16%
Martin Marietta Materials Inc.	81,747	$11,568,018
Vulcan Materials Co.	104,799	8,795,780

		20,363,798
CONSUMER FINANCE — 0.67%
American Express Co.	677,324	52,641,621
Discover Financial Services	406,987	23,450,591
Navient Corp.	512,165	9,326,525

		85,418,737
CONTAINERS & PACKAGING — 0.14%
Ball Corp.	125,240	8,785,586
Sealed Air Corp.	176,625	9,074,993

		17,860,579
DISTRIBUTORS — 0.08%
Genuine Parts Co.	116,150	10,398,910

		10,398,910
DIVERSIFIED CONSUMER SERVICES — 0.06%
H&R Block Inc.	242,741	7,197,271

		7,197,271
DIVERSIFIED FINANCIAL SERVICES — 0.56%
Intercontinental Exchange Inc.	102,701	22,964,971
McGraw Hill Financial Inc.	226,560	22,757,952
Moody’s Corp.	233,786	25,239,536

		70,962,459
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.19%
Frontier Communications Corp.	665,493	3,294,190
Level 3 Communications Inc.[a]	386,479	20,355,849

		23,650,039
ELECTRIC UTILITIES — 0.31%
Edison International	188,756	10,491,058
NextEra Energy Inc.	297,662	29,179,806

		39,670,864
ELECTRICAL EQUIPMENT — 0.17%
AMETEK Inc.	190,805	10,452,298
Rockwell Automation Inc.	90,383	11,265,337

		21,717,635
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.44%
Amphenol Corp. Class A	405,969	23,534,023
Corning Inc.	710,133	14,010,924
FLIR Systems Inc.	86,719	2,672,680
TE Connectivity Ltd.	245,533	15,787,772

		56,005,399

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.65%
Cameron International Corp.[a]	110,886	$5,807,100
FMC Technologies Inc.[a]	205,847	8,540,592
Schlumberger Ltd.	784,237	67,593,387

		81,941,079
FOOD & STAPLES RETAILING — 1.40%
CVS Health Corp.	1,482,765	155,512,393
Kroger Co. (The)	303,100	21,977,781

		177,490,174
FOOD PRODUCTS — 1.11%
Campbell Soup Co.	135,389	6,451,286
ConAgra Foods Inc.	219,286	9,587,184
General Mills Inc.	391,521	21,815,550
Hershey Co. (The)	119,804	10,642,189
Hormel Foods Corp.	100,828	5,683,674
Kellogg Co.	161,650	10,135,455
Keurig Green Mountain Inc.	152,023	11,649,523
Kraft Foods Group Inc.	389,173	33,134,189
McCormick & Co. Inc./MD	92,644	7,499,532
Mead Johnson Nutrition Co.	266,129	24,010,158

		140,608,740
GAS UTILITIES — 0.02%
AGL Resources Inc.	62,899	2,928,577

		2,928,577
HEALTH CARE EQUIPMENT & SUPPLIES — 3.18%
Abbott Laboratories	782,572	38,408,634
Baxter International Inc.	421,983	29,509,271
Becton Dickinson and Co.	275,160	38,976,414
Boston Scientific Corp.[a]	809,216	14,323,123
CR Bard Inc.	97,466	16,637,446
DENTSPLY International Inc.	113,623	5,857,266
Edwards Lifesciences Corp.[a]	141,194	20,110,261
Intuitive Surgical Inc.[a,c]	48,428	23,463,366
Medtronic PLC	1,872,714	138,768,107
St. Jude Medical Inc.	228,158	16,671,505
Stryker Corp.	392,852	37,544,866
Varian Medical Systems Inc.[a,c]	90,247	7,610,530
Zimmer Biomet Holdings Inc.	149,875	16,370,846

		404,251,635
HEALTH CARE PROVIDERS & SERVICES — 2.32%
Aetna Inc.	206,506	26,321,255
AmerisourceBergen Corp.	274,264	29,165,234
Cigna Corp.	148,795	24,104,790
DaVita HealthCare Partners Inc.[a]	225,971	17,957,915
Express Scripts Holding Co.[a,c]	450,442	40,062,311
HCA Holdings Inc.[a]	301,059	27,312,072
Henry Schein Inc.[a,c]	74,805	10,631,286
McKesson Corp.	127,802	28,731,168
Patterson Companies Inc.	66,452	3,232,890
Tenet Healthcare Corp.[a]	65,320	3,780,722
UnitedHealth Group Inc.	612,954	74,780,388

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2015

Security	Shares	Value

Universal Health Services Inc. Class B	63,617	$9,039,976

		295,120,007
HEALTH CARE TECHNOLOGY — 0.22%
Cerner Corp.[a]	402,433	27,792,023

		27,792,023
HOTELS, RESTAURANTS & LEISURE — 1.97%
Chipotle Mexican Grill Inc.[a]	40,795	24,680,567
Marriott International Inc./MD Class A	270,863	20,149,499
McDonald’s Corp.	655,001	62,270,945
Royal Caribbean Cruises Ltd.	121,615	9,569,884
Starbucks Corp.	1,321,142	70,833,028
Starwood Hotels & Resorts Worldwide Inc.	125,962	10,214,259
Wyndham Worldwide Corp.	157,567	12,906,313
Wynn Resorts Ltd.	107,348	10,592,027
Yum! Brands Inc.	318,215	28,664,807

		249,881,329
HOUSEHOLD DURABLES — 0.55%
DR Horton Inc.	439,275	12,018,564
Garmin Ltd.	90,415	3,971,931
Harman International Industries Inc.	93,693	11,143,845
Leggett & Platt Inc.	181,426	8,831,818
Lennar Corp. Class A	235,055	11,997,207
Mohawk Industries Inc.[a]	38,366	7,324,069
Newell Rubbermaid Inc.	233,496	9,599,021
PulteGroup Inc.	228,987	4,614,088

		69,500,543
HOUSEHOLD PRODUCTS — 1.72%
Clorox Co. (The)	100,174	10,420,099
Colgate-Palmolive Co.	659,270	43,122,851
Kimberly-Clark Corp.	267,947	28,394,343
Procter & Gamble Co. (The)	1,746,957	136,681,916

		218,619,209
INDUSTRIAL CONGLOMERATES — 1.12%
3M Co.	558,519	86,179,482
Danaher Corp.	461,279	39,480,870
Roper Technologies Inc.	92,362	15,928,750

		141,589,102
INSURANCE — 0.47%
Allstate Corp. (The)	220,028	14,273,216
Aon PLC	214,666	21,397,907
Marsh & McLennan Companies Inc.	424,487	24,068,413

		59,739,536
INTERNET & CATALOG RETAIL — 2.96%
Amazon.com Inc.[a]	501,808	217,829,835
Expedia Inc.	130,826	14,305,823
Netflix Inc.[a]	79,669	52,337,753
Priceline Group Inc. (The)[a]	68,124	78,435,930

Security	Shares	Value

TripAdvisor Inc.[a,c]	146,826	$12,794,417

		375,703,758
INTERNET SOFTWARE & SERVICES — 6.26%
Akamai Technologies Inc.[a]	234,403	16,366,017
eBay Inc.[a]	1,452,754	87,513,901
Facebook Inc. Class Aa	2,767,775	237,378,223
Google Inc. Class Aa	376,107	203,112,824
Google Inc. Class Ca	377,180	196,325,962
VeriSign Inc.[a,c]	137,726	8,500,449
Yahoo! Inc.[a]	1,146,917	45,062,369

		794,259,745
IT SERVICES — 4.16%
Accenture PLC Class A	469,098	45,399,305
Alliance Data Systems Corp.[a]	81,532	23,802,452
Automatic Data Processing Inc.	617,018	49,503,354
Cognizant Technology Solutions Corp. Class Aa	802,303	49,012,690
Fidelity National Information Services Inc.	234,343	14,482,397
Fiserv Inc.[a]	311,176	25,774,708
MasterCard Inc. Class A	1,273,649	119,060,709
Paychex Inc.	274,442	12,865,841
Teradata Corp.[a,c]	99,083	3,666,071
Total System Services Inc.	146,865	6,134,551
Visa Inc. Class A	2,540,274	170,579,399
Western Union Co. (The)	380,680	7,739,224

		528,020,701
LEISURE PRODUCTS — 0.04%
Hasbro Inc.	72,181	5,398,417

		5,398,417
LIFE SCIENCES TOOLS & SERVICES — 0.64%
PerkinElmer Inc.	89,218	4,696,435
Thermo Fisher Scientific Inc.	523,101	67,877,586
Waters Corp.[a]	70,491	9,049,635

		81,623,656
MACHINERY — 0.46%
Illinois Tool Works Inc.	248,863	22,843,135
PACCAR Inc.	246,815	15,749,265
Pall Corp.	92,834	11,553,191
Snap-on Inc.	50,682	8,071,109

		58,216,700
MEDIA — 5.39%
CBS Corp. Class B NVS	273,356	15,171,258
Comcast Corp. Class A	2,213,084	133,094,872
DIRECTV[a]	660,743	61,310,343
Discovery Communications Inc. Class Aa,c	196,379	6,531,566
Discovery Communications Inc. Class C NVS[a,c]	343,738	10,683,377
Interpublic Group of Companies Inc. (The)	265,987	5,125,569
Omnicom Group Inc.	167,269	11,623,523
Scripps Networks Interactive Inc. Class A	125,125	8,179,421
Time Warner Cable Inc.	248,900	44,346,513
Time Warner Inc.	1,083,631	94,720,186
Twenty-First Century Fox Inc. Class A	1,325,397	43,135,045

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2015

Security	Shares	Value

Viacom Inc. Class B NVS	239,143	$15,458,203
Walt Disney Co. (The)	2,051,369	234,143,258

		683,523,134
MULTI-UTILITIES — 0.47%
Dominion Resources Inc./VA	366,518	24,509,059
NiSource Inc.	196,400	8,953,876
Sempra Energy	168,047	16,626,570
WEC Energy Group Inc.	199,589	8,975,521

		59,065,026
MULTILINE RETAIL — 0.56%
Dollar General Corp.	241,886	18,804,218
Dollar Tree Inc.[a,c]	270,863	21,395,468
Family Dollar Stores Inc.	60,634	4,778,566
Macy’s Inc.	190,453	12,849,864
Nordstrom Inc.	184,981	13,781,084

		71,609,200
OIL, GAS & CONSUMABLE FUELS — 2.43%
Anadarko Petroleum Corp.	347,103	27,094,860
Cabot Oil & Gas Corp.	543,040	17,127,481
Cimarex Energy Co.	62,897	6,938,168
EOG Resources Inc.	721,374	63,156,294
EQT Corp.	132,385	10,768,196
Kinder Morgan Inc./DE	2,279,388	87,505,705
Pioneer Natural Resources Co.	135,285	18,762,677
Range Resources Corp.	219,244	10,826,269
Spectra Energy Corp.	466,965	15,223,059
Williams Companies Inc. (The)	885,871	50,840,137

		308,242,846
PERSONAL PRODUCTS — 0.11%
Estee Lauder Companies Inc. (The) Class A	164,045	14,216,140

		14,216,140
PHARMACEUTICALS — 7.21%
AbbVie Inc.	2,259,717	151,830,385
Allergan PLC[a]	515,719	156,500,088
Bristol-Myers Squibb Co.	1,161,029	77,254,870
Eli Lilly & Co.	782,838	65,359,145
Endo International PLC[a]	159,595	12,711,742
Hospira Inc.[a]	226,929	20,130,871
Johnson & Johnson	2,113,589	205,990,384
Mallinckrodt PLC[a]	153,613	18,083,322
Merck & Co. Inc.	2,116,233	120,477,145
Mylan NVa	540,938	36,708,053
Perrigo Co. PLC	96,034	17,749,964
Zoetis Inc.	657,025	31,681,745

		914,477,714
PROFESSIONAL SERVICES — 0.36%
Dun & Bradstreet Corp. (The)	30,294	3,695,868
Equifax Inc.	109,578	10,638,928
Nielsen NV	484,882	21,708,167

Security	Shares	Value

Robert Half International Inc.	177,853	$9,870,842

		45,913,805
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.13%
American Tower Corp.	555,992	51,868,494
Apartment Investment & Management Co. Class Ac	205,770	7,599,086
AvalonBay Communities Inc.	173,715	27,771,817
Boston Properties Inc.	201,581	24,399,364
Crown Castle International Corp.	443,501	35,613,130
Equinix Inc.[c]	74,761	18,989,294
Equity Residential	478,336	33,564,837
Essex Property Trust Inc.	85,812	18,235,050
General Growth Properties Inc.	826,572	21,209,838
HCP Inc.	340,409	12,414,716
Health Care REIT Inc.	461,307	30,275,579
Host Hotels & Resorts Inc.	995,119	19,733,210
Iron Mountain Inc.[c]	246,515	7,641,965
Kimco Realty Corp.	543,454	12,249,453
Macerich Co. (The)	184,799	13,786,005
Plum Creek Timber Co. Inc.[c]	115,844	4,699,791
Public Storage	190,859	35,188,674
Realty Income Corp.[c]	305,090	13,542,945
Simon Property Group Inc.	409,052	70,774,177
SL Green Realty Corp.	82,602	9,077,134
Ventas Inc.	429,313	26,656,044
Vornado Realty Trust	140,119	13,301,497
Weyerhaeuser Co.	482,422	15,196,293

		523,788,393
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
CBRE Group Inc. Class Aa	366,934	13,576,558

		13,576,558
ROAD & RAIL — 1.52%
CSX Corp.	1,298,338	42,390,736
JB Hunt Transport Services Inc.	120,999	9,932,808
Kansas City Southern	78,595	7,167,864
Norfolk Southern Corp.	268,374	23,445,152
Union Pacific Corp.	1,150,635	109,736,060

		192,672,620
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.84%
Altera Corp.	201,924	10,338,509
Analog Devices Inc.	209,797	13,465,820
Applied Materials Inc.	1,035,305	19,898,562
Avago Technologies Ltd.[c]	337,188	44,822,401
Broadcom Corp. Class A	714,682	36,798,976
Intel Corp.	6,234,199	189,613,163
KLA-Tencor Corp.	94,753	5,326,066
Lam Research Corp.	207,854	16,908,923
Linear Technology Corp.	170,256	7,530,423
Microchip Technology Inc.	165,159	7,832,666
Micron Technology Inc.[a]	1,415,740	26,672,542
NVIDIA Corp.	670,559	13,484,941
Qorvo Inc.[a]	196,169	15,746,486
Skyworks Solutions Inc.	251,134	26,143,049
Texas Instruments Inc.	874,997	45,071,095
Xilinx Inc.	166,829	7,367,169

		487,020,791

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2015

Security	Shares	Value

SOFTWARE — 6.12%
Adobe Systems Inc.[a]	430,939	$34,910,368
Autodesk Inc.[a]	298,809	14,962,861
Citrix Systems Inc.[a]	210,354	14,758,437
Electronic Arts Inc.[a]	408,613	27,172,764
Intuit Inc.	362,271	36,506,049
Microsoft Corp.	10,630,673	469,344,213
Oracle Corp.	2,764,988	111,429,016
Red Hat Inc.[a]	240,736	18,279,084
salesforce.com inc.[a]	544,804	37,934,703
Symantec Corp.	492,026	11,439,605

		776,737,100

SPECIALTY RETAIL — 3.66%
AutoNation Inc.[a]	41,279	2,599,751
AutoZone Inc.[a]	41,691	27,803,728
Bed Bath & Beyond Inc.[a]	110,522	7,623,807
CarMax Inc.[a,c]	137,555	9,107,516
Gap Inc. (The)	152,316	5,813,902
Home Depot Inc. (The)	1,707,016	189,700,688
L Brands Inc.	225,329	19,317,455
Lowe’s Companies Inc.	1,225,669	82,083,053
O’Reilly Automotive Inc.[a]	132,719	29,991,840
Ross Stores Inc.	543,782	26,433,243
Tiffany & Co.	102,085	9,371,403
TJX Companies Inc. (The)	590,121	39,048,307
Tractor Supply Co.	179,086	16,106,995

		465,001,688

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.37%
Apple Inc.	7,570,680	949,552,539
EMC Corp./MA	1,812,012	47,818,997
NetApp Inc.	213,483	6,737,523
SanDisk Corp.	272,967	15,892,139
Seagate Technology PLC	416,883	19,801,942
Western Digital Corp.	285,221	22,367,031

		1,062,170,171

TEXTILES, APPAREL & LUXURY GOODS —1.46%
Fossil Group Inc.[a,c]	36,752	2,549,119
Hanesbrands Inc.	527,398	17,572,901
Michael Kors Holdings Ltd.[a]	261,609	11,011,123
NIKE Inc. Class B	915,156	98,855,151
Ralph Lauren Corp.	43,769	5,793,265
Under Armour Inc. Class Aa,c	220,771	18,421,132
VF Corp.	446,779	31,158,368

		185,361,059

TOBACCO — 2.02%
Altria Group Inc.	2,584,300	126,398,113
Philip Morris International Inc.	1,119,673	89,764,185
Reynolds American Inc.	547,309	40,862,064

		257,024,362

TRADING COMPANIES & DISTRIBUTORS — 0.23%
Fastenal Co.	225,497	9,511,463
United Rentals Inc.[a,c]	127,674	11,186,796

Security	Shares	Value

WW Grainger Inc.	38,309	$9,065,825

		29,764,084

TOTAL COMMON STOCKS (Cost: $9,563,255,732)		12,679,901,851

SHORT-TERM INVESTMENTS — 0.71%

MONEY MARKET FUNDS — 0.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	73,684,322	73,684,322
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	4,296,843	4,296,843
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	11,843,472	11,843,472

		89,824,637

TOTAL SHORT-TERM INVESTMENTS (Cost: $89,824,637)		89,824,637

TOTAL INVESTMENTS IN SECURITIES — 100.62% (Cost: $9,653,080,369)		12,769,726,488

SHORT POSITIONS[f] — (0.02)%

COMMON STOCKS — (0.02)%
TopBuild Corp.	(22,882)	(663,474)
Chemours Co. (The)[a]	(118,960)	(1,902,849)

		(2,566,323)

TOTAL SHORT POSITIONS (Proceeds: $2,566,323)		(2,566,323)
Other Assets, Less Liabilities — (0.60)%		(75,889,568)

NET ASSETS — 100.00%		$12,691,270,597

NVS   —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

June 30, 2015

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	118	Sep. 2015	Chicago Mercantile	$12,120,960	$(106,514)

See accompanying notes to schedules of investments.

354

Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 3.33%
Boeing Co. (The)	312,653	$43,371,223
General Dynamics Corp.	100,207	14,198,330
Honeywell International Inc.	372,431	37,976,789
L-3 Communications Holdings Inc.	79,911	9,060,309
Lockheed Martin Corp.	88,447	16,442,297
Northrop Grumman Corp.	101,744	16,139,651
Precision Castparts Corp.	61,823	12,356,563
Raytheon Co.	296,692	28,387,491
Rockwell Collins Inc.	47,775	4,412,021
Textron Inc.	148,040	6,607,025
United Technologies Corp.	804,975	89,295,877

		278,247,576
AIR FREIGHT & LOGISTICS — 0.63%
Expeditors International of Washington Inc.	98,298	4,532,030
FedEx Corp.	115,343	19,654,447
United Parcel Service Inc. Class B	290,144	28,117,855

		52,304,332
AIRLINES — 0.09%
American Airlines Group Inc.	195,008	7,787,644

		7,787,644
AUTO COMPONENTS — 0.91%
BorgWarner Inc.	219,998	12,504,686
Delphi Automotive PLC	280,747	23,888,762
Goodyear Tire & Rubber Co. (The)	261,829	7,894,145
Johnson Controls Inc.	636,704	31,535,949

		75,823,542
AUTOMOBILES — 1.27%
Ford Motor Co.	3,865,317	58,018,408
General Motors Co.	1,312,682	43,751,691
Harley-Davidson Inc.	85,191	4,800,513

		106,570,612
BANKS — 11.41%
Bank of America Corp.	10,211,447	173,798,828
BB&T Corp.	710,713	28,648,841
Citigroup Inc.	2,950,165	162,967,115
Comerica Inc.	172,825	8,869,379
Fifth Third Bancorp	787,501	16,395,771
Huntington Bancshares Inc./OH	784,735	8,875,353
JPMorgan Chase & Co.	3,608,382	244,503,964
KeyCorp	824,807	12,388,601
M&T Bank Corp.	129,290	16,152,200
People’s United Financial Inc.	301,874	4,893,378
PNC Financial Services Group Inc. (The)[a]	503,584	48,167,810
Regions Financial Corp.	718,692	7,445,649
SunTrust Banks Inc.	501,925	21,592,813
U.S. Bancorp/MN	896,458	38,906,277

Security	Shares	Value

Wells Fargo & Co.	2,733,653	$153,740,645
Zions BanCorp.	196,881	6,248,018

		953,594,642
BEVERAGES — 1.48%
Coca-Cola Co. (The)	1,678,273	65,838,650
Coca-Cola Enterprises Inc.	100,464	4,364,156
PepsiCo Inc.	574,078	53,584,440

		123,787,246
BIOTECHNOLOGY — 0.10%
Vertex Pharmaceuticals Inc.[b]	68,641	8,475,791

		8,475,791
BUILDING PRODUCTS — 0.08%
Allegion PLC	32,561	1,958,218
Masco Corp.	185,368	4,943,765

		6,901,983
CAPITAL MARKETS — 3.40%
Affiliated Managers Group Inc.[b,c]	19,773	4,322,378
Bank of New York Mellon Corp. (The)	1,090,466	45,766,858
BlackRock Inc.[a]	44,452	15,379,503
Charles Schwab Corp. (The)	393,358	12,843,139
E*TRADE Financial Corp.[b]	169,861	5,087,337
Franklin Resources Inc.	185,657	9,102,763
Goldman Sachs Group Inc. (The)	390,652	81,564,231
Invesco Ltd.	179,581	6,732,492
Morgan Stanley	1,494,090	57,955,751
Northern Trust Corp.	108,484	8,294,686
State Street Corp.	400,285	30,821,945
T Rowe Price Group Inc.	84,046	6,532,895

		284,403,978
CHEMICALS — 2.61%
Air Products & Chemicals Inc.	54,395	7,442,868
Airgas Inc.	30,476	3,223,751
CF Industries Holdings Inc.	105,707	6,794,846
Dow Chemical Co. (The)	1,053,713	53,918,494
Eastman Chemical Co.	144,848	11,851,463
EI du Pont de Nemours & Co.	440,332	28,159,231
FMC Corp.	129,495	6,804,962
International Flavors & Fragrances Inc.	33,966	3,712,144
LyondellBasell Industries NV Class A	381,969	39,541,431
Monsanto Co.	157,391	16,776,307
Mosaic Co. (The)	301,757	14,137,316
PPG Industries Inc.	90,092	10,335,354
Praxair Inc.	131,754	15,751,191

		218,449,358
COMMERCIAL SERVICES & SUPPLIES — 0.44%
ADT Corp. (The)	165,922	5,570,002
Pitney Bowes Inc.	197,147	4,102,629
Republic Services Inc.	242,358	9,493,163
Tyco International PLC	208,447	8,021,041

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2015

Security	Shares	Value

Waste Management Inc.	206,810	$9,585,643

		36,772,478
COMMUNICATIONS EQUIPMENT — 0.87%
Cisco Systems Inc.	1,780,238	48,885,336
Harris Corp.	119,653	9,202,512
Juniper Networks Inc.	341,273	8,862,860
Motorola Solutions Inc.	94,256	5,404,639

		72,355,347
CONSTRUCTION & ENGINEERING — 0.19%
Fluor Corp.	143,767	7,621,089
Jacobs Engineering Group Inc.[b,c]	122,633	4,981,352
Quanta Services Inc.[b]	109,056	3,142,994

		15,745,435
CONSTRUCTION MATERIALS — 0.05%
Vulcan Materials Co.	51,828	4,349,924

		4,349,924
CONSUMER FINANCE — 0.97%
American Express Co.	348,254	27,066,301
Capital One Financial Corp.	531,296	46,738,109
Discover Financial Services	128,793	7,421,053

		81,225,463
CONTAINERS & PACKAGING — 0.37%
Avery Dennison Corp.	88,887	5,416,774
Ball Corp.	41,733	2,927,570
MeadWestvaco Corp.	325,089	15,340,950
Owens-Illinois Inc.[b]	157,462	3,612,178
Sealed Air Corp.	73,657	3,784,497

		31,081,969
DISTRIBUTORS — 0.07%
Genuine Parts Co.	61,912	5,542,981

		5,542,981
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	88,138	2,613,292

		2,613,292
DIVERSIFIED FINANCIAL SERVICES — 3.59%
Berkshire Hathaway Inc. Class Bb	1,773,290	241,362,502
CME Group Inc./IL	308,520	28,710,871
Intercontinental Exchange Inc.	32,553	7,279,177
Leucadia National Corp.	307,149	7,457,578
McGraw Hill Financial Inc.	98,429	9,887,193
NASDAQ OMX Group Inc. (The)	114,672	5,597,140

		300,294,461
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.59%
AT&T Inc.	5,049,279	179,350,390
CenturyLink Inc.	548,139	16,104,324

Security	Shares	Value

Frontier Communications Corp.	628,161	$3,109,397
Verizon Communications Inc.	3,965,613	184,837,222

		383,401,333
ELECTRIC UTILITIES — 3.04%
American Electric Power Co. Inc.	476,378	25,233,743
Duke Energy Corp.	672,391	47,484,252
Edison International	177,316	9,855,223
Entergy Corp.	174,551	12,305,846
Eversource Energy	308,849	14,024,833
Exelon Corp.	837,400	26,311,108
FirstEnergy Corp.	410,334	13,356,372
NextEra Energy Inc.	211,594	20,742,560
Pepco Holdings Inc.	246,411	6,638,312
Pinnacle West Capital Corp.	107,297	6,104,126
PPL Corp.	649,607	19,143,918
Southern Co. (The)	883,116	37,002,560
Xcel Energy Inc.	492,875	15,860,718

		254,063,571
ELECTRICAL EQUIPMENT — 0.95%
AMETEK Inc.	94,342	5,168,055
Eaton Corp. PLC	454,172	30,652,068
Emerson Electric Co.	649,804	36,018,636
Rockwell Automation Inc.	64,061	7,984,563

		79,823,322
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.36%
Corning Inc.	697,503	13,761,734
FLIR Systems Inc.	72,447	2,232,817
TE Connectivity Ltd.	213,476	13,726,507

		29,721,058
ENERGY EQUIPMENT & SERVICES — 2.01%
Baker Hughes Inc.	422,640	26,076,888
Cameron International Corp.[b]	104,667	5,481,411
Diamond Offshore Drilling Inc.[c]	65,238	1,683,793
Ensco PLC Class A	228,843	5,096,333
FMC Technologies Inc.[b]	72,383	3,003,171
Halliburton Co.	827,316	35,632,500
Helmerich & Payne Inc.	104,869	7,384,875
National Oilwell Varco Inc.	377,127	18,207,691
Noble Corp. PLC	235,464	3,623,791
Schlumberger Ltd.	654,325	56,396,272
Transocean Ltd.[c]	330,591	5,329,127

		167,915,852
FOOD & STAPLES RETAILING — 3.48%
Costco Wholesale Corp.	427,326	57,714,650
Kroger Co. (The)	252,612	18,316,896
Sysco Corp.	577,322	20,841,324
Wal-Mart Stores Inc.	1,534,393	108,834,495
Walgreens Boots Alliance Inc.	848,453	71,643,371
Whole Foods Market Inc.	348,356	13,739,161

		291,089,897

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2015

Security	Shares	Value

FOOD PRODUCTS — 2.30%
Archer-Daniels-Midland Co.	603,197	$29,086,159
Campbell Soup Co.	73,055	3,481,071
ConAgra Foods Inc.	253,234	11,071,391
General Mills Inc.	289,794	16,147,322
Hershey Co. (The)	54,486	4,839,991
Hormel Foods Corp.	56,595	3,190,260
JM Smucker Co. (The)	94,206	10,212,872
Kellogg Co.	123,998	7,774,675
Kraft Foods Group Inc.	287,944	24,515,552
McCormick & Co. Inc./MD	56,154	4,545,666
Mondelez International Inc. Class A	1,581,598	65,066,942
Tyson Foods Inc. Class A	283,648	12,091,914

		192,023,815
GAS UTILITIES — 0.04%
AGL Resources Inc.	70,281	3,272,283

		3,272,283
HEALTH CARE EQUIPMENT & SUPPLIES — 1.06%
Abbott Laboratories	868,526	42,627,256
Baxter International Inc.	217,083	15,180,614
Boston Scientific Corp.[b]	703,910	12,459,207
DENTSPLY International Inc.	51,288	2,643,897
St. Jude Medical Inc.	103,283	7,546,889
Varian Medical Systems Inc.[b,c]	30,082	2,536,815
Zimmer Biomet Holdings Inc.	54,471	5,949,867

		88,944,545
HEALTH CARE PROVIDERS & SERVICES — 3.65%
Aetna Inc.	186,739	23,801,753
Anthem Inc.	257,210	42,218,449
Cardinal Health Inc.	321,673	26,907,947
Cigna Corp.	140,138	22,702,356
Express Scripts Holding Co.[b,c]	375,822	33,425,609
HCA Holdings Inc.[b]	59,477	5,395,754
Henry Schein Inc.[b,c]	26,167	3,718,854
Humana Inc.	145,637	27,857,445
Laboratory Corp. of America Holdings[b]	97,619	11,833,375
McKesson Corp.	130,581	29,355,915
Patterson Companies Inc.	34,139	1,660,862
Quest Diagnostics Inc.	139,566	10,121,326
Tenet Healthcare Corp.[b]	48,456	2,804,633
UnitedHealth Group Inc.	472,030	57,587,660
Universal Health Services Inc. Class B	41,468	5,892,603

		305,284,541
HOTELS, RESTAURANTS & LEISURE — 1.52%
Carnival Corp.	438,518	21,658,404
Darden Restaurants Inc.	122,134	8,681,285
McDonald’s Corp.	447,353	42,529,850
Royal Caribbean Cruises Ltd.	70,255	5,528,366
Starbucks Corp.	481,458	25,813,370
Starwood Hotels & Resorts Worldwide Inc.	72,966	5,916,813
Yum! Brands Inc.	184,984	16,663,359

		126,791,447

Security	Shares	Value

HOUSEHOLD DURABLES — 0.34%
Garmin Ltd.	50,310	$2,210,118
Mohawk Industries Inc.[b]	32,074	6,122,927
Newell Rubbermaid Inc.	88,363	3,632,603
PulteGroup Inc.	150,603	3,034,650
Whirlpool Corp.	76,463	13,231,922

		28,232,220
HOUSEHOLD PRODUCTS — 1.79%
Clorox Co. (The)	53,654	5,581,089
Colgate-Palmolive Co.	338,970	22,172,028
Kimberly-Clark Corp.	155,765	16,506,417
Procter & Gamble Co. (The)	1,345,331	105,258,697

		149,518,231
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.19%
AES Corp./VA	662,859	8,789,511
NRG Energy Inc.	323,673	7,405,638

		16,195,149
INDUSTRIAL CONGLOMERATES — 3.81%
3M Co.	203,539	31,406,067
Danaher Corp.	257,469	22,036,772
General Electric Co.	9,797,075	260,308,283
Roper Technologies Inc.	29,448	5,078,602

		318,829,724
INSURANCE — 5.27%
ACE Ltd.	317,551	32,288,586
Aflac Inc.	421,873	26,240,500
Allstate Corp. (The)	234,634	15,220,707
American International Group Inc.	1,296,488	80,148,888
Aon PLC	115,052	11,468,383
Assurant Inc.	66,325	4,443,775
Chubb Corp. (The)	223,393	21,253,610
Cincinnati Financial Corp.	143,487	7,200,178
Genworth Financial Inc. Class Ab	485,735	3,677,014
Hartford Financial Services Group Inc. (The)	408,298	16,972,948
Lincoln National Corp.	246,012	14,568,831
Loews Corp.	288,861	11,124,037
Marsh & McLennan Companies Inc.	209,397	11,872,810
MetLife Inc.	1,084,933	60,745,399
Principal Financial Group Inc.	266,466	13,667,041
Progressive Corp. (The)	519,105	14,446,692
Prudential Financial Inc.	440,460	38,549,059
Torchmark Corp.	122,301	7,120,364
Travelers Companies Inc. (The)	309,877	29,952,711
Unum Group	242,293	8,661,975
XL Group PLC	298,139	11,090,771

		440,714,279
IT SERVICES — 2.52%
Accenture PLC Class A	261,833	25,340,198
Computer Sciences Corp.	133,693	8,775,609
Fidelity National Information Services Inc.	101,936	6,299,645
International Business Machines Corp.	890,455	144,841,410
Paychex Inc.	114,923	5,387,590

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2015

Security	Shares	Value

Teradata Corp.[b,c]	65,168	$2,411,216
Total System Services Inc.	51,324	2,143,803
Western Union Co. (The)	221,839	4,509,987
Xerox Corp.	1,008,856	10,734,228

		210,443,686
LEISURE PRODUCTS — 0.15%
Hasbro Inc.	55,827	4,175,301
Mattel Inc.	328,545	8,440,321

		12,615,622
LIFE SCIENCES TOOLS & SERVICES — 0.22%
Agilent Technologies Inc.	323,959	12,498,338
PerkinElmer Inc.	43,885	2,310,107
Waters Corp.[b]	28,284	3,631,100

		18,439,545
MACHINERY — 2.66%
Caterpillar Inc.	586,934	49,783,742
Cummins Inc.	163,034	21,388,430
Deere & Co.	324,629	31,505,244
Dover Corp.	155,922	10,942,606
Flowserve Corp.	130,616	6,878,239
Illinois Tool Works Inc.	144,717	13,283,573
Ingersoll-Rand PLC	257,391	17,353,301
Joy Global Inc.	95,395	3,453,299
PACCAR Inc.	162,082	10,342,452
Pall Corp.	35,479	4,415,362
Parker-Hannifin Corp.	134,838	15,685,705
Pentair PLC	174,613	12,004,644
Snap-on Inc.	19,366	3,084,035
Stanley Black & Decker Inc.	149,470	15,730,223
Xylem Inc./NY	175,765	6,515,609

		222,366,464
MEDIA — 1.72%
Cablevision Systems Corp. Class A	215,312	5,154,569
CBS Corp. Class B NVS	237,726	13,193,793
Comcast Corp. Class A	806,510	48,503,512
Gannett Co. Inc.[b]	1	7
Interpublic Group of Companies Inc. (The)	205,662	3,963,107
News Corp. Class Ab	485,669	7,085,911
Omnicom Group Inc.	113,823	7,909,560
TEGNA Inc.	219,732	7,046,805
Time Warner Cable Inc.	90,701	16,160,197
Twenty-First Century Fox Inc. Class A	739,784	24,076,270
Viacom Inc. Class B NVS	170,207	11,002,181

		144,095,912
METALS & MINING — 0.73%
Alcoa Inc.	1,188,521	13,252,009
Allegheny Technologies Inc.	106,661	3,221,162
Freeport-McMoRan Inc.	1,011,243	18,829,345
Newmont Mining Corp.	514,198	12,011,665
Nucor Corp.	310,296	13,674,745

		60,988,926

Security	Shares	Value

MULTI-UTILITIES — 1.83%
Ameren Corp.	235,645	$8,879,104
CenterPoint Energy Inc.	419,495	7,982,990
CMS Energy Corp.	267,984	8,532,610
Consolidated Edison Inc.	284,768	16,482,372
Dominion Resources Inc./VA	305,828	20,450,718
DTE Energy Co.	174,365	13,014,604
NiSource Inc.	163,237	7,441,975
PG&E Corp.	466,842	22,921,942
Public Service Enterprise Group Inc.	491,851	19,319,907
SCANA Corp.	139,395	7,060,357
Sempra Energy	101,789	10,071,004
TECO Energy Inc.	227,672	4,020,687
WEC Energy Group Inc.	159,188	7,158,684

		153,336,954
MULTILINE RETAIL — 1.05%
Dollar General Corp.	109,610	8,521,081
Family Dollar Stores Inc.	48,586	3,829,063
Kohl’s Corp.	192,397	12,045,976
Macy’s Inc.	186,440	12,579,107
Target Corp.	620,818	50,677,373

		87,652,600
OIL, GAS & CONSUMABLE FUELS — 11.17%
Anadarko Petroleum Corp.	237,056	18,504,591
Apache Corp.	366,652	21,130,155
Chesapeake Energy Corp.[c]	501,227	5,598,706
Chevron Corp.	1,828,436	176,389,221
Cimarex Energy Co.	44,823	4,944,425
ConocoPhillips	1,198,820	73,619,536
CONSOL Energy Inc.	221,980	4,825,845
Devon Energy Corp.	375,733	22,352,356
EQT Corp.	50,499	4,107,589
Exxon Mobil Corp.	4,065,396	338,240,947
Hess Corp.	237,512	15,884,803
Marathon Oil Corp.	656,265	17,417,273
Marathon Petroleum Corp.	528,235	27,631,973
Murphy Oil Corp.	162,204	6,742,820
Newfield Exploration Co.[b]	157,650	5,694,318
Noble Energy Inc.	376,284	16,059,801
Occidental Petroleum Corp.	746,860	58,083,302
ONEOK Inc.	202,635	8,000,030
Phillips 66	527,314	42,480,416
Pioneer Natural Resources Co.	44,844	6,219,414
Southwestern Energy Co.[b,c]	375,842	8,542,889
Spectra Energy Corp.	306,615	9,995,649
Tesoro Corp.	122,400	10,331,784
Valero Energy Corp.	494,540	30,958,204

		933,756,047
PAPER & FOREST PRODUCTS — 0.23%
International Paper Co.	411,158	19,567,009

		19,567,009

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2015

Security	Shares	Value

PERSONAL PRODUCTS — 0.10%
Estee Lauder Companies Inc. (The) Class A	95,361	$8,263,984

		8,263,984
PHARMACEUTICALS — 5.73%
Bristol-Myers Squibb Co.	761,791	50,689,573
Eli Lilly & Co.	370,318	30,917,850
Endo International PLC[b]	78,618	6,261,924
Johnson & Johnson	1,132,443	110,367,895
Merck & Co. Inc.	1,181,218	67,246,741
Perrigo Co. PLC	71,103	13,141,967
Pfizer Inc.	5,987,255	200,752,660

		479,378,610
PROFESSIONAL SERVICES — 0.06%
Dun & Bradstreet Corp. (The)	12,525	1,528,050
Equifax Inc.	34,551	3,354,557

		4,882,607
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.53%
HCP Inc.	197,039	7,186,012
Plum Creek Timber Co. Inc.[c]	85,963	3,487,519
Prologis Inc.[c]	509,533	18,903,674
SL Green Realty Corp.	35,982	3,954,062
Vornado Realty Trust	66,540	6,316,642
Weyerhaeuser Co.	146,617	4,618,436

		44,466,345
ROAD & RAIL — 0.21%
Kansas City Southern	49,656	4,528,627
Norfolk Southern Corp.	97,693	8,534,460
Ryder System Inc.	52,067	4,549,094

		17,612,181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.79%
Altera Corp.	143,097	7,326,566
Analog Devices Inc.	149,303	9,583,013
Applied Materials Inc.	430,462	8,273,480
First Solar Inc.[b]	73,850	3,469,473
KLA-Tencor Corp.	85,884	4,827,540
Linear Technology Corp.	107,591	4,758,750
Microchip Technology Inc.	75,077	3,560,527
Texas Instruments Inc.	364,161	18,757,933
Xilinx Inc.	127,707	5,639,541

		66,196,823
SOFTWARE — 1.00%
Adobe Systems Inc.[b,c]	143,245	11,604,277
CA Inc.	307,512	9,007,027
Oracle Corp.	1,053,903	42,472,291
salesforce.com inc.[b]	189,689	13,208,045
Symantec Corp.	298,793	6,946,937

		83,238,577

Security	Shares	Value

SPECIALTY RETAIL — 0.85%
AutoNation Inc.[b,c]	42,634	$2,685,089
Bed Bath & Beyond Inc.[b]	84,608	5,836,260
Best Buy Co. Inc.	284,514	9,278,002
CarMax Inc.[b,c]	101,401	6,713,760
GameStop Corp. Class Ac	104,207	4,476,733
Gap Inc. (The)	143,780	5,488,083
L Brands Inc.	71,648	6,142,383
Staples Inc.	622,568	9,531,516
Tiffany & Co.	34,018	3,122,852
TJX Companies Inc. (The)	224,872	14,879,780
Urban Outfitters Inc.[b,c]	95,086	3,328,010

		71,482,468
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.86%
EMC Corp./MA	547,596	14,451,059
Hewlett-Packard Co.	1,756,413	52,709,954
NetApp Inc.	146,157	4,612,715

		71,773,728
TEXTILES, APPAREL & LUXURY GOODS — 0.28%
Coach Inc.	268,429	9,290,328
Fossil Group Inc.[b,c]	14,680	1,018,205
PVH Corp.	80,323	9,253,209
Ralph Lauren Corp.	26,437	3,499,201

		23,060,943
THRIFTS & MORTGAGE FINANCE — 0.06%
Hudson City Bancorp Inc.	470,585	4,649,380

		4,649,380
TOBACCO — 0.65%
Philip Morris International Inc.	677,816	54,340,509

		54,340,509
TRADING COMPANIES & DISTRIBUTORS — 0.13%
Fastenal Co.	97,794	4,124,951
WW Grainger Inc.	29,456	6,970,762

		11,095,713

TOTAL COMMON STOCKS (Cost: $7,387,671,859)		8,345,853,954

SHORT-TERM INVESTMENTS — 1.00%

MONEY MARKET FUNDS — 1.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,d,e]	72,930,607	72,930,607
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[a,d,e]	4,252,891	4,252,891

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,d]	6,426,630	$6,426,630

		83,610,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,610,128)		83,610,128

TOTAL INVESTMENTS IN SECURITIES — 100.82%
(Cost: $7,471,281,987)		8,429,464,082

SHORT POSITIONS — (0.05)%

COMMON STOCKS — (0.05)%
QEP Resources Inc.[b,f]	(88)	(1,629)
Baxalta Inc.[b,g]	(68,836)	(2,207,268)
Chemours Co. (The)[b,g]	(88,066)	(1,408,678)
TopBuild Corp.[b,g]	(20,596)	(597,190)

		(4,214,765)

TOTAL SHORT POSITIONS (Proceeds: $4,214,765)		(4,214,765)
Other Assets, Less Liabilities — (0.77)%		(64,518,894)

NET ASSETS — 100.00%		$8,360,730,423

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	The Fund had a temporary short position due to the timing of portfolio securities trades and in-kind redemption transactions.
[g]

In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	171	Sep. 2015	Chicago Mercantile	$17,565,120	$(163,456)

See accompanying notes to schedules of investments.

360

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 1.23%
B/E Aerospace Inc.	456,581	$25,066,297
Esterline Technologies Corp.[a,b]	126,425	12,053,360
Huntington Ingalls Industries Inc.	147,387	16,594,302
Teledyne Technologies Inc.[a,b]	144,763	15,273,944

		68,987,903
AIRLINES — 1.66%
Alaska Air Group Inc.	871,627	56,158,928
JetBlue Airways Corp.[a,b]	1,769,181	36,728,197

		92,887,125
AUTO COMPONENTS — 0.58%
Gentex Corp./MI	1,977,701	32,473,850

		32,473,850
AUTOMOBILES — 0.13%
Thor Industries Inc.	131,858	7,420,968

		7,420,968
BANKS — 2.65%
Bank of the Ozarks Inc.	472,185	21,602,464
East West Bancorp Inc.	457,032	20,484,174
First Horizon National Corp.	799,783	12,532,600
PacWest Bancorp	303,266	14,180,718
Signature Bank/New York NYa,b	341,793	50,035,077
SVB Financial Group[a]	206,649	29,753,323

		148,588,356
BEVERAGES — 0.25%
Boston Beer Co. Inc. (The)[a,b]	61,436	14,252,538

		14,252,538
BIOTECHNOLOGY — 0.97%
United Therapeutics Corp.[a,b]	310,779	54,060,007

		54,060,007
BUILDING PRODUCTS — 1.35%
AO Smith Corp.	332,285	23,917,874
Fortune Brands Home & Security Inc.	707,317	32,409,265
Lennox International Inc.	178,405	19,212,435

		75,539,574
CAPITAL MARKETS — 2.39%
Eaton Vance Corp. NVS	436,811	17,092,414
Federated Investors Inc. Class B	346,607	11,607,868
Janus Capital Group Inc.	537,683	9,205,133
Raymond James Financial Inc.	404,301	24,088,254
SEI Investments Co.	871,368	42,723,173

Security	Shares	Value

Waddell & Reed Financial Inc. Class A	266,779	$12,621,315
WisdomTree Investments Inc.	756,701	16,620,937

		133,959,094
CHEMICALS — 3.60%
Ashland Inc.	204,708	24,953,905
Chemours Co. (The)[a]	388,888	6,222,208
Cytec Industries Inc.	479,894	29,047,984
Minerals Technologies Inc.	233,543	15,911,285
NewMarket Corp.	50,451	22,394,694
PolyOne Corp.	335,838	13,154,775
RPM International Inc.	590,994	28,940,976
Scotts Miracle-Gro Co. (The) Class A	144,473	8,554,246
Sensient Technologies Corp.	163,482	11,172,360
Valspar Corp. (The)	502,612	41,123,714

		201,476,147
COMMERCIAL SERVICES & SUPPLIES — 1.60%
Copart Inc.[a]	765,290	27,152,489
Deluxe Corp.	208,191	12,907,842
HNI Corp.	173,659	8,882,658
MSA Safety Inc.	97,502	4,729,822
Rollins Inc.	453,593	12,941,008
Waste Connections Inc.	491,017	23,136,721

		89,750,540
COMMUNICATIONS EQUIPMENT — 0.92%
ARRIS Group Inc.[a,b]	891,677	27,285,316
InterDigital Inc./PA	242,636	13,803,562
Plantronics Inc.	184,549	10,391,954

		51,480,832
CONSTRUCTION MATERIALS — 0.46%
Eagle Materials Inc.	337,570	25,766,718

		25,766,718
CONSUMER FINANCE — 0.24%
SLM Corp.[a]	1,347,472	13,299,549

		13,299,549
CONTAINERS & PACKAGING — 0.74%
Packaging Corp. of America	666,159	41,628,276

		41,628,276
DISTRIBUTORS — 1.11%
LKQ Corp.[a,b]	2,045,258	61,858,828

		61,858,828
DIVERSIFIED CONSUMER SERVICES — 0.81%
DeVry Education Group Inc.[b]	181,745	5,448,715
Service Corp. International/U.S.	1,358,843	39,990,750

		45,439,465

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2015

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.13%
CBOE Holdings Inc.	561,139	$32,108,373
MSCI Inc.	506,345	31,165,535

		63,273,908
ELECTRIC UTILITIES — 0.26%
IDACORP Inc.	155,650	8,738,191
PNM Resources Inc.	239,493	5,891,528

		14,629,719
ELECTRICAL EQUIPMENT — 1.26%
Acuity Brands Inc.	292,020	52,557,759
Hubbell Inc. Class B	164,881	17,853,315

		70,411,074
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.93%
Belden Inc.	152,271	12,368,973
Cognex Corp.	585,583	28,166,542
FEI Co.	134,194	11,128,709
IPG Photonics Corp.[a,b]	161,484	13,754,400
Keysight Technologies Inc.[a]	796,545	24,844,239
National Instruments Corp.	374,766	11,040,606
Trimble Navigation Ltd.[a]	1,028,944	24,139,026
Zebra Technologies Corp. Class Aa	347,786	38,621,635

		164,064,130
ENERGY EQUIPMENT & SERVICES — 1.28%
Dresser-Rand Group Inc.[a]	517,270	44,061,058
Dril-Quip Inc.[a,b]	123,339	9,281,260
Oceaneering International Inc.	392,317	18,278,049

		71,620,367
FOOD & STAPLES RETAILING — 0.09%
SUPERVALU Inc.[a]	653,492	5,286,750

		5,286,750
FOOD PRODUCTS — 2.30%
Hain Celestial Group Inc. (The)[a,b]	689,871	45,434,904
Lancaster Colony Corp.	65,402	5,941,772
Post Holdings Inc.[a,b]	180,868	9,754,211
TreeHouse Foods Inc.[a,b]	126,760	10,271,363
WhiteWave Foods Co. (The)[a,b]	1,177,431	57,552,827

		128,955,077
GAS UTILITIES — 1.19%
National Fuel Gas Co.	255,108	15,023,310
Questar Corp.	567,011	11,856,200
UGI Corp.	1,159,895	39,958,383

		66,837,893
HEALTH CARE EQUIPMENT & SUPPLIES — 5.86%
Align Technology Inc.[a,b]	488,510	30,634,462
Cooper Companies Inc. (The)	326,703	58,143,333

Security	Shares	Value

Hill-Rom Holdings Inc.	197,809	$10,746,963
Hologic Inc.[a]	1,643,543	62,553,247
IDEXX Laboratories Inc.[a,b]	630,382	40,432,701
ResMed Inc.	663,249	37,387,346
Sirona Dental Systems Inc.[a,b]	373,535	37,510,385
STERIS Corp.	401,359	25,863,574
Teleflex Inc.	181,389	24,569,140

		327,841,151
HEALTH CARE PROVIDERS & SERVICES — 3.74%
Centene Corp.[a,b]	799,532	64,282,373
LifePoint Health Inc.[a]	148,828	12,940,594
MEDNAX Inc.[a,b]	628,881	46,606,371
Molina Healthcare Inc.[a]	270,152	18,991,685
Omnicare Inc.	384,327	36,222,820
VCA Inc.[a]	552,276	30,046,576

		209,090,419
HEALTH CARE TECHNOLOGY — 0.10%
HMS Holdings Corp.[a,b]	309,490	5,313,943

		5,313,943
HOTELS, RESTAURANTS & LEISURE — 2.88%
Brinker International Inc.[b]	410,776	23,681,236
Buffalo Wild Wings Inc.[a,b]	127,589	19,991,921
Cheesecake Factory Inc. (The)	155,589	8,485,046
Domino’s Pizza Inc.	371,120	42,085,008
Dunkin’ Brands Group Inc.	647,026	35,586,430
Panera Bread Co. Class Aa,b	117,570	20,547,709
Wendy’s Co. (The)[b]	971,132	10,954,369

		161,331,719
HOUSEHOLD DURABLES — 2.57%
Jarden Corp.[a,b]	710,419	36,764,183
KB Home	263,825	4,379,495
NVR Inc.[a,b]	25,963	34,790,420
Tempur Sealy International Inc.[a]	410,129	27,027,501
Toll Brothers Inc.[a,b]	1,077,561	41,152,055

		144,113,654
HOUSEHOLD PRODUCTS — 1.80%
Church & Dwight Co. Inc.	879,928	71,388,559
Energizer Holdings Inc.	221,586	29,149,638

		100,538,197
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
Talen Energy Corp.[a,b]	258,385	4,433,887

		4,433,887
INDUSTRIAL CONGLOMERATES — 0.38%
Carlisle Companies Inc.	210,656	21,090,879

		21,090,879
INSURANCE — 2.46%
Alleghany Corp.[a,b]	50,721	23,775,976

362

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2015

Security	Shares	Value

Arthur J Gallagher & Co.	733,945	$34,715,598
Brown & Brown Inc.	497,773	16,356,821
Primerica Inc.	347,871	15,894,226
RenaissanceRe Holdings Ltd.[b]	309,570	31,424,451
WR Berkley Corp.	295,939	15,368,112

		137,535,184
INTERNET & CATALOG RETAIL — 0.27%
HSN Inc.	218,779	15,356,098

		15,356,098
INTERNET SOFTWARE & SERVICES — 0.53%
Rackspace Hosting Inc.[a]	796,771	29,631,914

		29,631,914
IT SERVICES — 4.56%
Broadridge Financial Solutions Inc.	547,849	27,397,928
CoreLogic Inc./U.S.[a]	315,694	12,529,895
DST Systems Inc.	100,747	12,692,107
Gartner Inc.[a,b]	558,257	47,887,285
Global Payments Inc.	446,859	46,227,564
Jack Henry & Associates Inc.	368,157	23,819,758
MAXIMUS Inc.	442,896	29,111,554
VeriFone Systems Inc.[a,b]	768,083	26,084,099
WEX Inc.[a,b]	259,776	29,606,671

		255,356,861
LEISURE PRODUCTS — 1.78%
Brunswick Corp./DE	623,139	31,692,849
Polaris Industries Inc.	411,098	60,887,725
Vista Outdoor Inc.[a]	158,944	7,136,586

		99,717,160
LIFE SCIENCES TOOLS & SERVICES — 1.84%
Bio-Techne Corp.	165,133	16,260,646
Charles River Laboratories International Inc.[a,b]	318,186	22,381,203
Mettler-Toledo International Inc.[a,b]	188,045	64,209,846

		102,851,695
MACHINERY — 4.36%
CLARCOR Inc.	202,757	12,619,596
Donaldson Co. Inc.	416,779	14,920,688
Graco Inc.	268,689	19,084,980
IDEX Corp.	314,248	24,693,608
ITT Corp.	599,371	25,077,683
Lincoln Electric Holdings Inc.	254,516	15,497,479
Nordson Corp.	380,277	29,619,776
Trinity Industries Inc.	1,041,364	27,523,250
Wabtec Corp./DE	649,602	61,218,492
Woodward Inc.	246,668	13,564,273

		243,819,825
MARINE — 0.31%
Kirby Corp.[a,b]	224,907	17,241,371

		17,241,371

Security	Shares	Value

MEDIA — 1.64%
AMC Networks Inc. Class Aa,b	398,452	$32,613,296
Cable One Inc.[a]	21,127	8,989,539
Cinemark Holdings Inc.	367,984	14,781,917
John Wiley & Sons Inc. Class A	159,274	8,659,728
Live Nation Entertainment Inc.[a]	980,688	26,959,113

		92,003,593
METALS & MINING — 0.50%
Compass Minerals International Inc.	131,246	10,780,547
Royal Gold Inc.	280,968	17,304,819

		28,085,366
MULTI-UTILITIES — 0.21%
Vectren Corp.	300,212	11,552,158

		11,552,158
MULTILINE RETAIL — 0.14%
Big Lots Inc.	174,247	7,839,373

		7,839,373
OIL, GAS & CONSUMABLE FUELS — 0.14%
California Resources Corp.	1,308,411	7,902,802

		7,902,802
PHARMACEUTICALS — 0.41%
Akorn Inc.[a,b]	530,484	23,160,931

		23,160,931
PROFESSIONAL SERVICES — 0.35%
CEB Inc.	225,314	19,615,837

		19,615,837
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.87%
Alexandria Real Estate Equities Inc.	329,260	28,797,080
American Campus Communities Inc.[b]	520,893	19,632,457
BioMed Realty Trust Inc.	699,080	13,520,207
Camden Property Trust[b]	583,940	43,375,063
Communications Sales & Leasing Inc.[a]	573,116	14,167,427
Corporate Office Properties Trust[b]	407,188	9,585,206
Douglas Emmett Inc.[b]	922,951	24,864,300
Duke Realty Corp.	2,320,115	43,084,536
Equity One Inc.	361,941	8,447,703
Extra Space Storage Inc.	746,941	48,715,492
Federal Realty Investment Trust[b]	461,794	59,151,193
Highwoods Properties Inc.[b]	424,353	16,952,902
Home Properties Inc.	206,153	15,059,477
Hospitality Properties Trust	632,574	18,230,783
Kilroy Realty Corp.	592,073	39,757,702
Lamar Advertising Co. Class A	543,884	31,262,452
LaSalle Hotel Properties[b]	759,174	26,920,310
Mid-America Apartment Communities Inc.[b]	318,946	23,222,458
National Retail Properties Inc.[b]	532,419	18,639,989
Omega Healthcare Investors Inc.[b]	1,081,167	37,116,463

363

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2015

Security	Shares	Value

Potlatch Corp.[b]	153,171	$5,410,000
Regency Centers Corp.[b]	634,206	37,405,470
Senior Housing Properties Trust	774,572	13,593,739
Tanger Factory Outlet Centers Inc.	458,247	14,526,430
Taubman Centers Inc.	276,911	19,245,314
UDR Inc.[b]	1,741,343	55,775,216
Urban Edge Properties	422,278	8,779,160
Weingarten Realty Investors[b]	766,013	25,040,965

		720,279,494
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.14%
Alexander & Baldwin Inc.	305,674	12,043,556
Jones Lang LaSalle Inc.	301,624	51,577,704

		63,621,260
ROAD & RAIL — 1.29%
Genesee & Wyoming Inc. Class Aa,b	224,274	17,085,193
Landstar System Inc.	298,304	19,947,588
Old Dominion Freight Line Inc.[a,b]	455,451	31,246,216
Werner Enterprises Inc.	150,587	3,952,909

		72,231,906
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.29%
Cypress Semiconductor Corp.	1,027,389	12,082,095
Integrated Device Technology Inc.[a]	699,361	15,176,134
Silicon Laboratories Inc.[a,b]	184,453	9,962,306
SunEdison Inc.[a,b]	1,175,937	35,172,276

		72,392,811
SOFTWARE — 8.20%
ACI Worldwide Inc.[a,b]	786,168	19,316,148
Advent Software Inc.	180,009	7,958,198
ANSYS Inc.[a,b]	380,233	34,692,459
Cadence Design Systems Inc.[a,b]	1,967,893	38,688,776
CDK Global Inc.	722,243	38,986,677
CommVault Systems Inc.[a,b]	157,440	6,677,030
FactSet Research Systems Inc.	261,178	42,444,037
Fair Isaac Corp.	209,101	18,982,189
Fortinet Inc.[a]	957,715	39,582,361
Informatica Corp.[a,b]	373,719	18,114,160
Manhattan Associates Inc.[a]	495,937	29,582,642
PTC Inc.[a,b]	773,009	31,708,829
Rovi Corp.[a,b]	279,564	4,459,046
SolarWinds Inc.[a]	446,408	20,592,801
Solera Holdings Inc.	266,870	11,891,727
Synopsys Inc.[a]	677,710	34,326,012
Tyler Technologies Inc.[a,b]	226,332	29,282,834
Ultimate Software Group Inc. (The)[a,b]	192,121	31,573,165

		458,859,091
SPECIALTY RETAIL — 4.60%
Advance Auto Parts Inc.	492,005	78,371,477
Foot Locker Inc.	940,308	63,010,039
Signet Jewelers Ltd.[b]	538,734	69,087,248
Williams-Sonoma Inc.	573,072	47,146,633

		257,615,397

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.14%
3D Systems Corp.[a,b]	410,659	$8,016,064

		8,016,064
TEXTILES, APPAREL & LUXURY GOODS — 1.67%
Carter’s Inc.	353,256	37,551,113
Deckers Outdoor Corp.[a,b]	224,232	16,137,977
Kate Spade & Co.[a,b]	428,721	9,234,650
Skechers U.S.A. Inc. Class Aa	275,902	30,291,281

		93,215,021
TRADING COMPANIES & DISTRIBUTORS — 0.37%
GATX Corp.	150,615	8,005,187
MSC Industrial Direct Co. Inc. Class A	183,483	12,801,609

		20,806,796
WATER UTILITIES — 0.30%
Aqua America Inc.	690,168	16,902,214

		16,902,214

TOTAL COMMON STOCKS
(Cost: $4,742,334,006)		5,593,312,759

SHORT-TERM INVESTMENTS — 7.11%

MONEY MARKET FUNDS — 7.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	376,051,530	376,051,530
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	21,929,149	21,929,149

		397,980,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $397,980,679)		397,980,679

TOTAL INVESTMENTS IN SECURITIES — 107.02%
(Cost: $5,140,314,685)		5,991,293,438

SHORT POSITIONS[f] — (0.03)%

COMMON STOCKS — (0.03)%
Energizer Holdings Inc.[a]	(46,261)	(1,572,660)

		(1,572,660)

TOTAL SHORT POSITIONS
(Proceeds: $1,572,660)		(1,572,660)
Other Assets, Less Liabilities — (6.99)%		(391,507,392)

NET ASSETS — 100.00%		$5,598,213,386

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

June 30, 2015

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	30	Sep. 2015	Chicago Mercantile	$4,494,300	$(31,430)

See accompanying notes to schedules of investments.

365

Schedule of Investments (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 100.06%

AEROSPACE & DEFENSE — 2.29%
B/E Aerospace Inc.	209,753	$11,515,440
Esterline Technologies Corp.[a,b]	66,018	6,294,156
Huntington Ingalls Industries Inc.	146,762	16,523,933
KLX Inc.[a,b]	289,462	12,773,958
Orbital ATK Inc.	325,983	23,914,113
Teledyne Technologies Inc.[a,b]	75,667	7,983,625
Triumph Group Inc.	270,327	17,838,879

		96,844,104
AUTO COMPONENTS — 0.44%
Dana Holding Corp.	894,967	18,418,421

		18,418,421
AUTOMOBILES — 0.19%
Thor Industries Inc.	142,660	8,028,905

		8,028,905
BANKS — 8.95%
Associated Banc-Corp.	836,790	16,961,733
BancorpSouth Inc.	471,559	12,147,360
Bank of Hawaii Corp.	239,305	15,956,857
Cathay General Bancorp	407,824	13,233,889
City National Corp./CA	265,356	23,985,529
Commerce Bancshares Inc./MO	458,248	21,432,259
Cullen/Frost Bankers Inc.	301,498	23,691,713
East West Bancorp Inc.	420,910	18,865,186
First Horizon National Corp.	628,048	9,841,512
First Niagara Financial Group Inc.	1,932,826	18,245,878
FirstMerit Corp.	909,507	18,945,031
Fulton Financial Corp.	969,623	12,663,276
Hancock Holding Co.	427,417	13,638,877
International Bancshares Corp.	317,246	8,524,400
PacWest Bancorp	290,069	13,563,626
Prosperity Bancshares Inc.	330,461	19,080,818
SVB Financial Group[a]	112,453	16,190,983
Synovus Financial Corp.	730,676	22,519,434
TCF Financial Corp.	926,827	15,394,597
Trustmark Corp.	370,859	9,264,058
Umpqua Holdings Corp.	1,209,878	21,765,705
Valley National Bancorp[b]	1,212,246	12,498,256
Webster Financial Corp.	498,009	19,696,256

		378,107,233
BUILDING PRODUCTS — 0.77%
AO Smith Corp.	139,836	10,065,395
Fortune Brands Home & Security Inc.	297,432	13,628,334
Lennox International Inc.	81,815	8,810,658

		32,504,387
CAPITAL MARKETS — 1.92%
Eaton Vance Corp. NVS	291,269	11,397,356

Security	Shares	Value

Federated Investors Inc. Class B	241,327	$8,082,041
Janus Capital Group Inc.	373,951	6,402,041
Raymond James Financial Inc.	372,194	22,175,319
Stifel Financial Corp.[a]	372,373	21,500,817
Waddell & Reed Financial Inc. Class A	245,139	11,597,526

		81,155,100
CHEMICALS — 3.18%
Albemarle Corp.	615,274	34,006,194
Ashland Inc.	173,930	21,202,067
Cabot Corp.	348,272	12,987,063
Chemours Co. (The)[a]	674,966	10,799,456
NewMarket Corp.	16,843	7,476,439
Olin Corp.	425,415	11,464,934
PolyOne Corp.	215,462	8,439,647
RPM International Inc.	248,576	12,172,767
Scotts Miracle-Gro Co. (The) Class A	127,683	7,560,110
Sensient Technologies Corp.	123,160	8,416,754

		134,525,431
COMMERCIAL SERVICES & SUPPLIES — 1.87%
Clean Harbors Inc.[a,b]	292,918	15,741,413
Deluxe Corp.	104,258	6,463,996
Herman Miller Inc.	327,463	9,473,505
HNI Corp.	102,663	5,251,213
MSA Safety Inc.	93,451	4,533,308
Rollins Inc.	158,655	4,526,427
RR Donnelley & Sons Co.	1,144,324	19,945,567
Waste Connections Inc.	278,678	13,131,307

		79,066,736
COMMUNICATIONS EQUIPMENT — 1.00%
Ciena Corp.[a,b]	645,767	15,291,763
JDS Uniphase Corp.[a,b]	1,284,731	14,877,185
Plantronics Inc.	64,627	3,639,146
Polycom Inc.[a,b]	741,479	8,482,520

		42,290,614
CONSTRUCTION & ENGINEERING — 1.18%
AECOM[a,b]	824,812	27,284,781
Granite Construction Inc.	199,668	7,090,210
KBR Inc.	791,487	15,418,167

		49,793,158
CONSUMER FINANCE — 0.29%
SLM Corp.[a]	1,238,132	12,220,363

		12,220,363
CONTAINERS & PACKAGING — 2.09%
AptarGroup Inc.	343,393	21,898,172
Bemis Co. Inc.	534,485	24,057,170
Greif Inc. Class Ab	186,486	6,685,523
Silgan Holdings Inc.	229,147	12,089,796
Sonoco Products Co.	553,462	23,721,381

		88,452,042

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2015

Security	Shares	Value

DIVERSIFIED CONSUMER SERVICES — 1.26%
Apollo Education Group Inc.[a]	529,573	$6,820,900
DeVry Education Group Inc.	167,030	5,007,560
Graham Holdings Co. Class B	24,044	25,848,502
Sotheby’s	339,326	15,351,108

		53,028,070
DIVERSIFIED FINANCIAL SERVICES — 0.30%
MSCI Inc.	203,595	12,531,272

		12,531,272
ELECTRIC UTILITIES — 2.99%
Cleco Corp.	331,810	17,867,968
Great Plains Energy Inc.	847,691	20,480,215
Hawaiian Electric Industries Inc.	589,322	17,520,543
IDACORP Inc.	149,266	8,379,793
OGE Energy Corp.	1,094,584	31,272,265
PNM Resources Inc.	238,815	5,874,849
Westar Energy Inc.	725,340	24,821,135

		126,216,768
ELECTRICAL EQUIPMENT — 0.83%
Hubbell Inc. Class B	157,693	17,074,998
Regal Beloit Corp.	245,821	17,844,146

		34,919,144
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.42%
Arrow Electronics Inc.[a,b]	524,797	29,283,673
Avnet Inc.	744,941	30,624,524
Belden Inc.	110,044	8,938,874
FEI Co.	118,624	9,837,488
Ingram Micro Inc. Class Aa,b	857,151	21,454,489
IPG Photonics Corp.[a,b]	64,893	5,527,261
Jabil Circuit Inc.	1,062,861	22,628,311
Keysight Technologies Inc.[a]	278,898	8,698,829
Knowles Corp.[a,b]	467,266	8,457,515
National Instruments Corp.	250,174	7,370,126
Tech Data Corp.[a]	201,646	11,606,744
Trimble Navigation Ltd.[a,b]	583,735	13,694,423
Vishay Intertechnology Inc.[b]	745,341	8,705,583

		186,827,840
ENERGY EQUIPMENT & SERVICES — 3.03%
Atwood Oceanics Inc.	330,054	8,726,628
Dril-Quip Inc.[a,b]	113,331	8,528,158
Helix Energy Solutions Group Inc.[a]	540,947	6,832,161
Nabors Industries Ltd.	1,599,358	23,078,736
Oceaneering International Inc.	222,218	10,353,137
Oil States International Inc.[a,b]	283,176	10,542,642
Patterson-UTI Energy Inc.	811,415	15,266,773
Rowan Companies PLC Class A	684,590	14,451,695
Superior Energy Services Inc.	825,436	17,367,173
Tidewater Inc.[b]	258,358	5,872,477
Unit Corp.[a,b]	257,416	6,981,122

		128,000,702

Security	Shares	Value

FOOD & STAPLES RETAILING — 1.01%
Casey’s General Stores Inc.	212,459	$20,340,825
SUPERVALU Inc.[a]	602,815	4,876,773
United Natural Foods Inc.[a,b]	274,726	17,494,552

		42,712,150
FOOD PRODUCTS — 2.10%
Dean Foods Co.	518,053	8,376,917
Flowers Foods Inc.	1,014,100	21,448,215
Ingredion Inc.	392,417	31,318,801
Lancaster Colony Corp.	53,467	4,857,477
Post Holdings Inc.[a,b]	153,577	8,282,407
Tootsie Roll Industries Inc.[b]	112,088	3,621,563
TreeHouse Foods Inc.[a]	131,796	10,679,430

		88,584,810
GAS UTILITIES — 1.92%
Atmos Energy Corp.	554,070	28,412,710
National Fuel Gas Co.	254,760	15,002,816
ONE Gas Inc.	288,629	12,284,050
Questar Corp.	501,496	10,486,281
WGL Holdings Inc.	272,858	14,813,461

		80,999,318
HEALTH CARE EQUIPMENT & SUPPLIES — 1.32%
Halyard Health Inc.[a]	255,428	10,344,834
Hill-Rom Holdings Inc.	149,323	8,112,719
ResMed Inc.	231,997	13,077,671
Teleflex Inc.	79,778	10,805,930
Thoratec Corp.[a,b]	297,420	13,256,009

		55,597,163
HEALTH CARE PROVIDERS & SERVICES — 3.11%
Community Health Systems Inc.[a,b]	647,313	40,761,300
Health Net Inc./CAa	423,098	27,129,044
LifePoint Health Inc.[a]	121,598	10,572,946
Omnicare Inc.	217,908	20,537,829
Owens & Minor Inc.[b]	346,482	11,780,388
WellCare Health Plans Inc.[a,b]	241,462	20,483,221

		131,264,728
HEALTH CARE TECHNOLOGY — 0.40%
Allscripts Healthcare Solutions Inc.[a,b]	933,020	12,763,714
HMS Holdings Corp.[a,b]	232,441	3,991,012

		16,754,726
HOTELS, RESTAURANTS & LEISURE — 0.66%
Cheesecake Factory Inc. (The)	122,048	6,655,888
International Speedway Corp. Class A	153,559	5,631,008
Panera Bread Co. Class Aa,b	43,182	7,546,918
Wendy’s Co. (The)[b]	702,914	7,928,870

		27,762,684

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2015

Security	Shares	Value

HOUSEHOLD DURABLES — 1.18%
Jarden Corp.[a]	402,782	$20,843,968
KB Home	285,748	4,743,417
MDC Holdings Inc.	214,655	6,433,210
Tupperware Brands Corp.	273,455	17,648,786

		49,669,381
HOUSEHOLD PRODUCTS — 0.52%
Energizer Holdings Inc.	158,532	20,854,885
Energizer Holdings Inc. New[a]	37,400	1,271,600

		22,126,485
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
Talen Energy Corp.[a,b]	248,255	4,260,056

		4,260,056
INDUSTRIAL CONGLOMERATES — 0.44%
Carlisle Companies Inc.	186,373	18,659,665

		18,659,665
INSURANCE — 8.05%
Alleghany Corp.[a]	46,695	21,888,748
American Financial Group Inc./OH	405,033	26,343,346
Arthur J Gallagher & Co.	322,530	15,255,669
Aspen Insurance Holdings Ltd.	338,071	16,193,601
Brown & Brown Inc.	228,313	7,502,365
CNO Financial Group Inc.	1,080,376	19,824,900
Everest Re Group Ltd.	243,660	44,348,556
First American Financial Corp.	594,613	22,125,550
Hanover Insurance Group Inc. (The)	242,589	17,958,864
HCC Insurance Holdings Inc.	524,833	40,328,168
Kemper Corp.	270,244	10,417,906
Mercury General Corp.	163,644	9,106,789
Old Republic International Corp.	1,323,286	20,682,960
Reinsurance Group of America Inc.	363,047	34,442,269
StanCorp Financial Group Inc.	231,563	17,508,478
WR Berkley Corp.	306,858	15,935,136

		339,863,305
IT SERVICES — 2.20%
Acxiom Corp.[a]	429,258	7,546,356
Broadridge Financial Solutions Inc.	210,547	10,529,455
Convergys Corp.	542,311	13,823,507
CoreLogic Inc./U.S.[a]	237,705	9,434,511
DST Systems Inc.	72,910	9,185,202
Jack Henry & Associates Inc.	148,134	9,584,270
Leidos Holdings Inc.	342,888	13,842,389
NeuStar Inc. Class Aa,b	255,457	7,461,899
Science Applications International Corp.	217,250	11,481,663

		92,889,252
LEISURE PRODUCTS — 0.23%
Vista Outdoor Inc.[a]	219,983	9,877,237

		9,877,237

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.57%
Bio-Rad Laboratories Inc. Class Aa	113,486	$17,092,127
Bio-Techne Corp.	69,377	6,831,553

		23,923,680
MACHINERY — 4.56%
AGCO Corp.[b]	439,514	24,955,605
CLARCOR Inc.	110,194	6,858,475
Crane Co.	267,303	15,698,705
Donaldson Co. Inc.	353,865	12,668,367
Graco Inc.	103,114	7,324,187
IDEX Corp.	171,082	13,443,624
Kennametal Inc.	434,979	14,841,483
Lincoln Electric Holdings Inc.	207,399	12,628,525
Oshkosh Corp.	429,065	18,183,775
SPX Corp.	225,094	16,294,555
Terex Corp.	576,725	13,408,856
Timken Co. (The)	398,199	14,562,137
Valmont Industries Inc.	129,247	15,363,591
Woodward Inc.[b]	118,146	6,496,849

		192,728,734
MARINE — 0.22%
Kirby Corp.[a]	122,503	9,391,080

		9,391,080
MEDIA — 1.48%
Cinemark Holdings Inc.	276,823	11,119,980
DreamWorks Animation SKG Inc. Class Aa,b	400,476	10,564,557
John Wiley & Sons Inc. Class A	124,836	6,787,333
Meredith Corp.	200,681	10,465,514
New York Times Co. (The) Class A	720,029	9,828,396
Time Inc.	600,973	13,828,389

		62,594,169
METALS & MINING — 2.78%
Carpenter Technology Corp.	276,639	10,700,396
Commercial Metals Co.	635,186	10,213,791
Compass Minerals International Inc.	77,663	6,379,239
Reliance Steel & Aluminum Co.	407,473	24,643,967
Royal Gold Inc.	128,862	7,936,611
Steel Dynamics Inc.	1,326,253	27,473,331
TimkenSteel Corp.	206,574	5,575,432
U.S. Steel Corp.[b]	799,257	16,480,679
Worthington Industries Inc.	265,578	7,983,275

		117,386,721
MULTI-UTILITIES — 1.78%
Alliant Energy Corp.	619,606	35,763,658
Black Hills Corp.	246,008	10,738,249
MDU Resources Group Inc.	1,068,445	20,866,731
Vectren Corp.	208,692	8,030,468

		75,399,106
MULTILINE RETAIL — 0.50%
Big Lots Inc.	154,023	6,929,495
JC Penney Co. Inc.[a,b]	1,675,916	14,195,008

		21,124,503

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2015

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 4.93%
California Resources Corp.	628,260	$3,794,690
Denbury Resources Inc.	1,957,047	12,446,819
Energen Corp.	432,129	29,514,411
Gulfport Energy Corp.[a]	585,051	23,548,303
HollyFrontier Corp.	1,074,830	45,884,493
QEP Resources Inc.	891,065	16,493,613
Rosetta Resources Inc.[a]	415,521	9,615,156
SM Energy Co.	370,134	17,070,580
Western Refining Inc.	387,801	16,915,879
World Fuel Services Corp.	396,015	18,988,919
WPX Energy Inc.[a,b]	1,123,463	13,796,126

		208,068,989
PAPER & FOREST PRODUCTS — 0.66%
Domtar Corp.	351,220	14,540,508
Louisiana-Pacific Corp.[a]	781,699	13,312,334

		27,852,842
PERSONAL PRODUCTS — 0.35%
Avon Products Inc.	2,387,213	14,943,953

		14,943,953
PROFESSIONAL SERVICES — 2.26%
FTI Consulting Inc.[a,b]	228,351	9,417,195
ManpowerGroup Inc.	428,999	38,343,931
Towers Watson & Co. Class A	380,146	47,822,367

		95,583,493
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.90%
Alexandria Real Estate Equities Inc.	126,524	11,065,789
American Campus Communities Inc.[b]	191,198	7,206,253
BioMed Realty Trust Inc.[b]	547,381	10,586,348
Communications Sales & Leasing Inc.[a,b]	191,050	4,722,756
Corporate Office Properties Trust	185,955	4,377,381
Corrections Corp. of America[b]	641,935	21,235,210
Equity One Inc.	144,838	3,380,519
Highwoods Properties Inc.[b]	170,459	6,809,837
Home Properties Inc.	149,400	10,913,670
Hospitality Properties Trust	292,273	8,423,308
Liberty Property Trust	819,849	26,415,535
Mack-Cali Realty Corp.[b]	459,971	8,477,265
Mid-America Apartment Communities Inc.	153,006	11,140,367
National Retail Properties Inc.[b]	301,563	10,557,721
Potlatch Corp.	98,563	3,481,245
Rayonier Inc.	696,662	17,799,714
Senior Housing Properties Trust	657,143	11,532,860
Tanger Factory Outlet Centers Inc.	152,745	4,842,016
Taubman Centers Inc.	100,371	6,975,784
Urban Edge Properties	159,610	3,318,292
WP GLIMCHER Inc.	1,015,364	13,737,875

		206,999,745

Security	Shares	Value

ROAD & RAIL — 0.54%
Con-way Inc.	316,269	$12,135,241
Genesee & Wyoming Inc. Class Aa	98,629	7,513,557
Werner Enterprises Inc.	123,387	3,238,909

		22,887,707
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.05%
Advanced Micro Devices Inc.[a,b]	3,460,309	8,304,742
Atmel Corp.	2,289,505	22,563,072
Cree Inc.[a,b]	598,683	15,583,719
Cypress Semiconductor Corp.	983,667	11,567,924
Fairchild Semiconductor International Inc.[a,b]	639,027	11,106,289
Integrated Device Technology Inc.[a]	244,954	5,315,502
Intersil Corp. Class A	723,689	9,053,349
Silicon Laboratories Inc.[a,b]	67,730	3,658,097
SunEdison Inc.[a,b]	639,696	19,133,307
Teradyne Inc.	1,176,844	22,701,321

		128,987,322
SOFTWARE — 2.24%
Advent Software Inc.	102,442	4,528,961
ANSYS Inc.[a,b]	182,236	16,627,212
CDK Global Inc.	290,267	15,668,613
CommVault Systems Inc.[a,b]	105,704	4,482,907
Informatica Corp.[a,b]	270,063	13,089,953
Mentor Graphics Corp.	542,225	14,331,007
Rovi Corp.[a,b]	258,578	4,124,319
Solera Holdings Inc.	151,139	6,734,754
Synopsys Inc.[a]	297,832	15,085,191

		94,672,917
SPECIALTY RETAIL — 4.35%
Aaron’s Inc.	354,449	12,834,598
Abercrombie & Fitch Co. Class A	381,950	8,215,744
American Eagle Outfitters Inc.[b]	964,946	16,616,370
ANN INC.[a]	252,404	12,188,589
Ascena Retail Group Inc.[a]	724,522	12,066,914
Cabela’s Inc.[a,b]	263,184	13,153,936
Chico’s FAS Inc.	786,658	13,082,123
CST Brands Inc.	422,682	16,509,959
Dick’s Sporting Goods Inc.	532,761	27,581,037
Guess? Inc.	352,974	6,766,512
Murphy USA Inc.[a]	233,474	13,032,519
Office Depot Inc.[a,b]	2,703,906	23,415,826
Rent-A-Center Inc./TX	291,137	8,253,734

		183,717,861
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.42%
3D Systems Corp.[a,b]	242,590	4,735,357
Diebold Inc.	355,855	12,454,925
Lexmark International Inc. Class A	336,336	14,866,051
NCR Corp.[a]	929,683	27,983,458

		60,039,791

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

June 30, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.18%
Kate Spade & Co.[a,b]	350,466	$7,549,038

		7,549,038
THRIFTS & MORTGAGE FINANCE — 1.35%
New York Community Bancorp Inc.[b]	2,436,411	44,781,234
Washington Federal Inc.	520,425	12,151,924

		56,933,158
TRADING COMPANIES & DISTRIBUTORS — 1.08%
GATX Corp.[b]	118,170	6,280,736
MSC Industrial Direct Co. Inc. Class A	127,757	8,913,606
NOW Inc.[a,b]	588,201	11,711,082
Watsco Inc.	150,633	18,639,327

		45,544,751
WATER UTILITIES — 0.24%
Aqua America Inc.	408,216	9,997,210

		9,997,210
WIRELESS TELECOMMUNICATION SERVICES — 0.38%
Telephone & Data Systems Inc.	539,431	15,859,271

		15,859,271

TOTAL COMMON STOCKS
(Cost: $3,768,011,055)		4,226,137,291

SHORT-TERM INVESTMENTS — 5.99%

MONEY MARKET FUNDS — 5.99%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	239,143,761	239,143,761
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	13,945,480	13,945,480

		253,089,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $253,089,241)		253,089,241

TOTAL INVESTMENTS IN SECURITIES — 106.05%
(Cost: $4,021,100,296)		4,479,226,532

Security	Shares	Value

SHORT POSITIONS[f] — (0.17)%

COMMON STOCKS — (0.17)%
Cable One Inc.[a]	(17,274)	$(7,349,883)

		(7,349,883)

TOTAL SHORT POSITIONS
(Proceeds: $7,349,883)		(7,349,883)
Other Assets, Less Liabilities — (5.88)%		(248,333,929)

NET ASSETS — 100.00%		$4,223,542,720

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P MidCap 400	24	Sep. 2015	Chicago Mercantile	$3,595,440	$(25,144)

See accompanying notes to schedules of investments.

370

Schedule of Investments (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 1.96%
Aerojet Rocketdyne Holdings Inc.[a,b]	277,125	$5,711,546
Curtiss-Wright Corp.	455,703	33,011,125
Moog Inc. Class Aa	159,548	11,276,853
TASER International Inc.[a,b]	513,030	17,089,029

		67,088,553
AIR FREIGHT & LOGISTICS — 0.60%
Echo Global Logistics Inc.[a,b]	158,914	5,190,131
Forward Air Corp.	297,405	15,542,386

		20,732,517
AIRLINES — 0.88%
Allegiant Travel Co.	129,017	22,949,544
Hawaiian Holdings Inc.[a,b]	251,944	5,983,670
Republic Airways Holdings Inc.[a]	119,793	1,099,700

		30,032,914
AUTO COMPONENTS — 1.05%
Dorman Products Inc.[a,b]	194,343	9,262,387
Drew Industries Inc.	136,597	7,925,358
Gentherm Inc.[a,b]	344,515	18,917,319

		36,105,064
AUTOMOBILES — 0.18%
Winnebago Industries Inc.[b]	258,462	6,097,119

		6,097,119
BANKS — 6.57%
Banner Corp.	87,328	4,185,631
Boston Private Financial Holdings Inc.	795,959	10,673,810
Cardinal Financial Corp.	151,923	3,310,402
Columbia Banking System Inc.	226,550	7,371,937
CVB Financial Corp.	426,816	7,516,230
First Commonwealth Financial Corp.	360,094	3,453,301
First Financial Bankshares Inc.[b]	344,167	11,921,945
First Midwest Bancorp Inc./IL	744,831	14,129,444
Glacier Bancorp Inc.	724,519	21,315,349
Home BancShares Inc./AR	563,962	20,618,451
Independent Bank Corp./Rockland MA	98,600	4,623,354
LegacyTexas Financial Group Inc.	152,888	4,617,218
MB Financial Inc.	618,705	21,308,200
Pinnacle Financial Partners Inc.	320,226	17,410,688
PrivateBancorp Inc.	678,247	27,007,796
Simmons First National Corp. Class A	85,274	3,980,590
Southside Bancshares Inc.	110,132	3,219,158
Talmer Bancorp Inc. Class A	318,724	5,338,627
Texas Capital Bancshares Inc.[a,b]	298,676	18,589,594
United Bankshares Inc./WVb	245,019	9,857,114
Westamerica Bancorp.[b]	98,284	4,978,085

		225,426,924

Security	Shares	Value

BIOTECHNOLOGY — 1.84%
Acorda Therapeutics Inc.[a,b]	258,539	$8,617,105
Emergent BioSolutions Inc.[a,b]	195,367	6,437,342
Ligand Pharmaceuticals Inc.[a,b]	171,802	17,334,822
MiMedx Group Inc.[a]	919,486	10,656,843
Momenta Pharmaceuticals Inc.[a,b]	268,343	6,120,904
Repligen Corp.[a,b]	295,862	12,210,225
Spectrum Pharmaceuticals Inc.[a,b]	234,693	1,605,300

		62,982,541
BUILDING PRODUCTS — 1.20%
AAON Inc.	399,718	9,001,649
American Woodmark Corp.[a]	81,015	4,443,673
Apogee Enterprises Inc.	280,404	14,760,467
PGT Inc.[a]	458,561	6,653,720
Simpson Manufacturing Co. Inc.	185,353	6,302,002

		41,161,511
CAPITAL MARKETS — 1.48%
Evercore Partners Inc. Class A	185,065	9,986,108
Financial Engines Inc.[b]	304,898	12,952,067
Greenhill & Co. Inc.	134,961	5,577,938
HFF Inc. Class A	316,221	13,195,902
Piper Jaffray Companies[a]	81,607	3,561,330
Virtus Investment Partners Inc.	42,073	5,564,154

		50,837,499
CHEMICALS — 1.31%
Balchem Corp.	298,438	16,628,965
Calgon Carbon Corp.	228,178	4,422,090
Flotek Industries Inc.[a,b]	477,907	5,988,175
HB Fuller Co.	203,448	8,264,058
Innophos Holdings Inc.	90,023	4,738,811
Quaker Chemical Corp.	54,996	4,885,844

		44,927,943
COMMERCIAL SERVICES & SUPPLIES — 1.87%
G&K Services Inc. Class A	94,046	6,502,340
Healthcare Services Group Inc.	685,580	22,658,419
Matthews International Corp. Class A	136,649	7,261,528
Mobile Mini Inc.	230,460	9,688,538
U.S. Ecology Inc.	207,701	10,119,193
UniFirst Corp./MA	70,820	7,921,217

		64,151,235
COMMUNICATIONS EQUIPMENT — 1.05%
Bel Fuse Inc. Class B	102,636	2,106,091
CalAmp Corp.[a,b]	225,959	4,126,011
Comtech Telecommunications Corp.	71,610	2,080,270
Ixia[a]	201,207	2,503,015
ViaSat Inc.[a,b]	420,811	25,358,071

		36,173,458
CONSTRUCTION & ENGINEERING — 0.37%
Dycom Industries Inc.[a,b]	173,149	10,189,819
MYR Group Inc.[a]	53,888	1,668,372
Orion Marine Group Inc.[a,b]	121,540	877,519

		12,735,710

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2015

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.37%
Headwaters Inc.[a,b]	706,318	$12,869,114

		12,869,114
CONSUMER FINANCE — 1.54%
Encore Capital Group Inc.[a,b]	130,184	5,564,064
Enova International Inc.[a,b]	253,886	4,742,591
First Cash Financial Services Inc.[a]	170,416	7,769,265
Green Dot Corp. Class Aa,b	155,662	2,976,257
PRA Group Inc.[a,b]	463,145	28,858,565
World Acceptance Corp.[a,b]	46,098	2,835,488

		52,746,230
DISTRIBUTORS — 0.85%
Pool Corp.	418,121	29,343,732

		29,343,732
DIVERSIFIED CONSUMER SERVICES — 0.28%
American Public Education Inc.[a,b]	69,157	1,778,718
Capella Education Co.	61,863	3,320,187
Strayer Education Inc.[a,b]	105,016	4,526,190

		9,625,095
DIVERSIFIED FINANCIAL SERVICES — 0.65%
MarketAxess Holdings Inc.	239,801	22,246,339

		22,246,339
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.72%
8x8 Inc.[a]	382,315	3,425,542
Cincinnati Bell Inc.[a,b]	1,170,178	4,470,080
Consolidated Communications Holdings Inc.	450,327	9,461,370
General Communication Inc. Class Aa	288,853	4,913,390
Iridium Communications Inc.[a,b]	269,483	2,449,601

		24,719,983
ELECTRICAL EQUIPMENT — 0.56%
AZZ Inc.	246,820	12,785,276
Franklin Electric Co. Inc.	170,977	5,527,686
Vicor Corp.[a]	75,655	922,235

		19,235,197
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.71%
Agilysys Inc.[a]	65,695	603,080
Badger Meter Inc.	91,812	5,829,144
DTS Inc./CAa,b	170,023	5,184,001
Electro Scientific Industries Inc.	80,986	426,796
FARO Technologies Inc.[a,b]	103,657	4,840,782
Littelfuse Inc.	136,664	12,968,047
Methode Electronics Inc.	367,183	10,079,173
MTS Systems Corp.	75,932	5,235,512
OSI Systems Inc.[a]	87,622	6,202,762
Park Electrochemical Corp.	86,455	1,656,478
Rogers Corp.[a]	85,881	5,680,169

		58,705,944

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 0.49%
Era Group Inc.[a,b]	88,740	$1,817,395
U.S. Silica Holdings Inc.[b]	513,556	15,078,004

		16,895,399
FOOD PRODUCTS — 2.19%
B&G Foods Inc.	294,607	8,405,138
Cal-Maine Foods Inc.[b]	288,621	15,066,016
Calavo Growers Inc.	148,427	7,707,814
Diamond Foods Inc.[a]	122,318	3,838,339
J&J Snack Foods Corp.	143,562	15,888,006
Sanderson Farms Inc.[b]	105,233	7,909,312
Snyder’s-Lance Inc.	501,547	16,184,922

		74,999,547
GAS UTILITIES — 0.67%
New Jersey Resources Corp.	393,671	10,845,636
Piedmont Natural Gas Co. Inc.	348,118	12,292,047

		23,137,683
HEALTH CARE EQUIPMENT & SUPPLIES — 5.73%
Abaxis Inc.	204,265	10,515,562
ABIOMED Inc.[a,b]	360,215	23,676,932
Anika Therapeutics Inc.[a,b]	139,945	4,622,383
Cantel Medical Corp.	338,912	18,189,407
CONMED Corp.	113,946	6,639,633
CryoLife Inc.	126,809	1,430,406
Cyberonics Inc.[a,b]	152,030	9,039,704
Cynosure Inc. Class Aa,b	212,597	8,201,992
Greatbatch Inc.[a]	149,330	8,051,874
Haemonetics Corp.[a,b]	242,754	10,040,305
ICU Medical Inc.[a]	82,595	7,901,038
Integra LifeSciences Holdings Corp.[a,b]	119,204	8,030,774
Masimo Corp.[a,b]	273,455	10,593,647
Meridian Bioscience Inc.	179,883	3,353,019
Natus Medical Inc.[a]	316,679	13,477,858
Neogen Corp.[a,b]	223,658	10,610,336
NuVasive Inc.[a,b]	273,277	12,947,864
SurModics Inc.[a,b]	74,258	1,739,122
Vascular Solutions Inc.[a]	116,536	4,046,130
West Pharmaceutical Services Inc.	407,068	23,642,509

		196,750,495
HEALTH CARE PROVIDERS & SERVICES — 3.66%
Aceto Corp.[b]	124,191	3,058,824
Air Methods Corp.[a,b]	196,470	8,122,070
Amedisys Inc.[a,b]	158,386	6,292,676
AMN Healthcare Services Inc.[a]	456,800	14,430,312
AmSurg Corp.[a,b]	287,964	20,143,082
Bio-Reference Laboratories Inc.[a,b]	130,271	5,373,679
Chemed Corp.	163,801	21,474,311
CorVel Corp.[a]	41,630	1,332,992
Cross Country Healthcare Inc.[a,b]	146,638	1,859,370
Ensign Group Inc. (The)	219,478	11,206,547
ExamWorks Group Inc.[a,b]	337,580	13,199,378

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2015

Security	Shares	Value

HealthEquity Inc.[a]	194,018	$6,218,277
Landauer Inc.	48,566	1,730,892
Providence Service Corp. (The)[a,b]	61,640	2,729,419
Select Medical Holdings Corp.	521,036	8,440,783

		125,612,612
HEALTH CARE TECHNOLOGY — 1.49%
Computer Programs & Systems Inc.	58,550	3,127,741
HealthStream Inc.[a,b]	230,309	7,006,000
MedAssets Inc.[a,b]	324,451	7,157,389
Medidata Solutions Inc.[a,b]	328,877	17,864,599
Omnicell Inc.[a,b]	347,199	13,092,874
Quality Systems Inc.	165,614	2,744,224

		50,992,827
HOTELS, RESTAURANTS & LEISURE — 5.93%
BJ’s Restaurants Inc.[a,b]	208,663	10,109,722
Bob Evans Farms Inc./DE	93,257	4,760,770
Cracker Barrel Old Country Store Inc.	135,611	20,227,737
DineEquity Inc.	84,260	8,349,323
Interval Leisure Group Inc.	201,341	4,600,642
Jack in the Box Inc.	358,247	31,583,055
Marriott Vacations Worldwide Corp.	264,757	24,291,455
Monarch Casino & Resort Inc.[a]	44,688	918,785
Papa John’s International Inc.	282,387	21,351,281
Pinnacle Entertainment Inc.[a,b]	477,863	17,814,733
Popeyes Louisiana Kitchen Inc.[a]	222,429	13,343,516
Ruth’s Hospitality Group Inc.	150,855	2,431,783
Scientific Games Corp. Class Aa,b	477,641	7,422,541
Sonic Corp.	474,581	13,667,933
Texas Roadhouse Inc.	604,175	22,614,270

		203,487,546
HOUSEHOLD DURABLES — 2.71%
Helen of Troy Ltd.[a]	256,835	25,038,844
iRobot Corp.[a,b]	151,502	4,829,884
Meritage Homes Corp.[a,b]	361,261	17,011,781
Ryland Group Inc. (The)	448,852	20,813,267
Standard Pacific Corp.[a,b]	1,424,451	12,691,858
TopBuild Corp.[a]	177,333	5,142,657
Universal Electronics Inc.[a]	152,197	7,585,499

		93,113,790
HOUSEHOLD PRODUCTS — 0.21%
WD-40 Co.	82,729	7,210,660

		7,210,660
INSURANCE — 1.25%
American Equity Investment Life Holding Co.	347,234	9,368,373
AMERISAFE Inc.	93,142	4,383,263
eHealth Inc.[a,b]	84,167	1,068,079
HCI Group Inc.	85,652	3,786,675
Montpelier Re Holdings Ltd.	192,881	7,618,800
RLI Corp.	149,673	7,691,695
United Insurance Holdings Corp.[b]	114,587	1,780,682
Universal Insurance Holdings Inc.	292,472	7,077,822

		42,775,389

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.24%
Blue Nile Inc.[a]	60,114	$1,826,865
FTD Companies Inc.[a,b]	107,681	3,035,527
NutriSystem Inc.	130,035	3,235,271

		8,097,663
INTERNET SOFTWARE & SERVICES — 3.38%
comScore Inc.[a,b]	323,961	17,254,163
Dealertrack Technologies Inc.[a,b]	431,003	27,062,678
DHI Group Inc.[a]	371,581	3,303,355
j2 Global Inc.	438,943	29,821,787
LivePerson Inc.[a,b]	330,573	3,242,921
LogMeIn Inc.[a,b]	236,443	15,248,209
NIC Inc.	368,709	6,740,001
QuinStreet Inc.[a]	97,653	629,862
Stamps.com Inc.[a,b]	144,547	10,634,323
XO Group Inc.[a]	126,194	2,063,272

		116,000,571
IT SERVICES — 2.06%
Cardtronics Inc.[a,b]	430,765	15,959,843
ExlService Holdings Inc.[a]	186,747	6,457,711
Forrester Research Inc.	67,192	2,420,256
Heartland Payment Systems Inc.	239,143	12,925,679
iGATE Corp.[a,b]	341,880	16,304,257
Perficient Inc.[a]	170,169	3,274,052
Virtusa Corp.[a]	259,210	13,323,394

		70,665,192
LEISURE PRODUCTS — 0.16%
Sturm Ruger & Co. Inc.	92,670	5,323,891

		5,323,891
LIFE SCIENCES TOOLS & SERVICES — 1.86%
Affymetrix Inc.[a,b]	741,648	8,098,796
Albany Molecular Research Inc.[a,b]	232,587	4,702,909
Cambrex Corp.[a]	300,872	13,220,316
Luminex Corp.[a,b]	214,306	3,698,921
PAREXEL International Corp.[a,b]	528,644	33,997,096

		63,718,038
MACHINERY — 3.39%
Albany International Corp. Class A	118,967	4,734,887
EnPro Industries Inc.	107,404	6,145,657
ESCO Technologies Inc.	108,121	4,044,807
Federal Signal Corp.	306,801	4,574,403
Hillenbrand Inc.	609,559	18,713,461
John Bean Technologies Corp.	120,662	4,535,685
Lindsay Corp.[b]	70,346	6,184,117
Lydall Inc.[a,b]	163,983	4,847,337
Mueller Industries Inc.	229,381	7,964,108
Standex International Corp.	78,522	6,276,263
Tennant Co.	95,237	6,222,786
Toro Co. (The)	527,343	35,743,308
Watts Water Technologies Inc. Class A	121,832	6,316,989

		116,303,808

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2015

Security	Shares	Value

MARINE — 0.51%
Matson Inc.	417,092	$17,534,548

		17,534,548

MEDIA — 0.50%
EW Scripps Co. (The) Class A	508,144	11,611,090
Gannett Co. Inc.[a]	399,636	5,590,908

		17,201,998

METALS & MINING — 0.47%
Century Aluminum Co.[a,b]	483,956	5,047,661
Globe Specialty Metals Inc.	295,673	5,233,412
Stillwater Mining Co.[a,b]	510,006	5,910,970

		16,192,043

MULTI-UTILITIES — 0.31%
NorthWestern Corp.	216,400	10,549,500

		10,549,500

MULTILINE RETAIL — 0.14%
Tuesday Morning Corp.[a,b]	425,431	4,792,480

		4,792,480

OIL, GAS & CONSUMABLE FUELS — 1.13%
Approach Resources Inc.[a,b]	169,304	1,159,732
Bonanza Creek Energy Inc.[a,b]	219,825	4,011,806
Carrizo Oil & Gas Inc.[a,b]	453,989	22,354,418
PetroQuest Energy Inc.[a,b]	569,909	1,128,420
Synergy Resources Corp.[a,b]	871,187	9,957,668

		38,612,044

PAPER & FOREST PRODUCTS — 1.41%
Boise Cascade Co.[a,b]	185,922	6,819,619
Clearwater Paper Corp.[a]	82,645	4,735,558
Deltic Timber Corp.	106,601	7,210,492
KapStone Paper and Packaging Corp.	812,741	18,790,572
Neenah Paper Inc.	160,355	9,454,531
Wausau Paper Corp.	166,274	1,526,395

		48,537,167

PERSONAL PRODUCTS — 0.06%
Medifast Inc.[a]	59,368	1,918,774

		1,918,774

PHARMACEUTICALS — 3.41%
ANI Pharmaceuticals Inc.[a,b]	53,578	3,324,515
Depomed Inc.[a,b]	574,432	12,327,311
Impax Laboratories Inc.[a,b]	639,145	29,349,539
Lannett Co. Inc.[a,b]	257,563	15,309,545
Medicines Co. (The)[a,b]	266,889	7,635,694
Nektar Therapeutics[a]	1,262,873	15,798,541
Prestige Brands Holdings Inc.[a,b]	501,493	23,189,036
Sagent Pharmaceuticals Inc.[a]	218,407	5,309,474

Security	Shares	Value

Supernus Pharmaceuticals Inc.[a]	275,738	$4,682,031

		116,925,686

PROFESSIONAL SERVICES — 1.13%
Exponent Inc.	151,966	6,805,037
Korn/Ferry International	227,309	7,903,534
On Assignment Inc.[a]	446,814	17,550,854
WageWorks Inc.[a]	159,549	6,453,757

		38,713,182

REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.28%
Acadia Realty Trust[b]	408,580	11,893,764
Agree Realty Corp.	86,728	2,529,856
American Assets Trust Inc.	217,526	8,529,194
Associated Estates Realty Corp.	555,793	15,912,354
CareTrust REIT Inc.	270,586	3,428,325
Cedar Realty Trust Inc.	499,429	3,196,346
Chesapeake Lodging Trust[b]	572,511	17,450,135
CoreSite Realty Corp.[b]	254,115	11,546,986
Cousins Properties Inc.[b]	1,973,935	20,489,445
DiamondRock Hospitality Co.[b]	1,924,417	24,651,782
EastGroup Properties Inc.[b]	198,112	11,139,838
Education Realty Trust Inc.	464,356	14,562,204
EPR Properties[b]	290,986	15,940,213
Franklin Street Properties Corp.[b]	419,221	4,741,389
GEO Group Inc. (The)	401,404	13,711,961
Healthcare Realty Trust Inc.	962,820	22,395,193
Inland Real Estate Corp.[b]	847,876	7,986,992
Lexington Realty Trust[b]	1,261,563	10,698,054
LTC Properties Inc.[b]	207,924	8,649,638
Medical Properties Trust Inc.[b]	2,002,860	26,257,495
Parkway Properties Inc./Mdb	454,016	7,918,039
Pennsylvania REIT[b]	410,919	8,769,011
Post Properties Inc.	523,309	28,452,310
PS Business Parks Inc.	113,529	8,191,117
Retail Opportunity Investments Corp.[b]	902,543	14,097,722
Sabra Health Care REIT Inc.	625,332	16,096,046
Saul Centers Inc.	109,516	5,387,092
Sovran Self Storage Inc.[b]	343,829	29,882,178
Summit Hotel Properties Inc.	432,304	5,624,275
Universal Health Realty Income Trust	89,500	4,158,170
Urstadt Biddle Properties Inc. Class Ab	147,225	2,750,163

		387,037,287

ROAD & RAIL — 1.26%
ArcBest Corp.	232,014	7,378,045
Heartland Express Inc.	530,082	10,723,559
Knight Transportation Inc.	592,503	15,843,530
Saia Inc.[a,b]	240,586	9,452,624

		43,397,758

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.32%
Cabot Microelectronics Corp.[a]	111,692	5,261,810
CEVA Inc.[a,b]	95,895	1,863,240
Cirrus Logic Inc.[a,b]	358,403	12,196,454
Diodes Inc.[a,b]	222,975	5,375,927
DSP Group Inc.[a]	118,355	1,222,607
Exar Corp.[a,b]	205,675	2,011,502
Kopin Corp.[a]	243,230	839,144

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2015

Security	Shares	Value

Micrel Inc.	277,516	$3,857,472
Microsemi Corp.[a]	547,924	19,149,944
MKS Instruments Inc.	225,217	8,544,733
Monolithic Power Systems Inc.	352,778	17,889,372
Nanometrics Inc.[a,b]	86,099	1,387,916
Pericom Semiconductor Corp.	109,060	1,434,139
Power Integrations Inc.	146,907	6,637,258
Semtech Corp.[a]	317,758	6,307,496
Synaptics Inc.[a,b]	353,002	30,617,629
Tessera Technologies Inc.	449,466	17,070,719
Ultratech Inc.[a,b]	87,688	1,627,489
Veeco Instruments Inc.[a,b]	174,700	5,020,878

		148,315,729

SOFTWARE — 3.82%
Blackbaud Inc.	449,382	25,592,305
Bottomline Technologies de Inc.[a,b]	169,632	4,717,466
Ebix Inc.[b]	123,973	4,042,759
Epiq Systems Inc.	179,586	3,031,412
Interactive Intelligence Group Inc.[a,b]	90,794	4,037,609
MicroStrategy Inc. Class Aa	87,021	14,800,532
Monotype Imaging Holdings Inc.	234,628	5,656,881
NetScout Systems Inc.[a,b]	356,431	13,070,325
Progress Software Corp.[a]	267,032	7,343,380
Synchronoss Technologies Inc.[a,b]	353,105	16,147,491
Take-Two Interactive Software Inc.[a]	811,438	22,371,346
Tangoe Inc.[a,b]	149,896	1,885,692
VASCO Data Security International Inc.[a,b]	282,219	8,520,191

		131,217,389

SPECIALTY RETAIL — 3.29%
Buckle Inc. (The)[b]	136,069	6,227,878
Caleres Inc.	185,018	5,879,872
Cato Corp. (The) Class A	126,388	4,898,799
Christopher & Banks Corp.[a]	169,154	678,308
Finish Line Inc. (The) Class A	221,193	6,153,589
Francesca’s Holdings Corp.[a,b]	406,716	5,478,465
Group 1 Automotive Inc.	100,374	9,116,970
Hibbett Sports Inc.[a,b]	106,517	4,961,562
Lithia Motors Inc. Class A	114,142	12,916,309
Lumber Liquidators Holdings Inc.[a,b]	141,150	2,923,216
MarineMax Inc.[a,b]	135,326	3,181,514
Monro Muffler Brake Inc.	186,025	11,563,314
Outerwall Inc.[b]	177,270	13,492,020
Select Comfort Corp.[a,b]	502,223	15,101,846
Vitamin Shoppe Inc.[a,b]	128,720	4,797,394
Zumiez Inc.[a,b]	207,679	5,530,492

		112,901,548

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.87%
Electronics For Imaging Inc.[a,b]	449,802	19,570,885
Super Micro Computer Inc.[a,b]	344,227	10,182,235

		29,753,120

TEXTILES, APPAREL & LUXURY GOODS — 2.50%
G-III Apparel Group Ltd.[a,b]	366,550	25,786,793
Iconix Brand Group Inc.[a,b]	457,341	11,419,805
Oxford Industries Inc.	70,054	6,126,222
Steven Madden Ltd.[a,b]	332,632	14,229,997

Security	Shares	Value

Wolverine World Wide Inc.	989,407	$28,178,311

		85,741,128

THRIFTS & MORTGAGE FINANCE — 0.81%
Bank Mutual Corp.	415,585	3,187,537
BofI Holding Inc.[a,b]	129,772	13,718,198
Brookline Bancorp Inc.	331,461	3,742,195
Oritani Financial Corp.	191,395	3,071,890
Walker & Dunlop Inc.[a,b]	146,371	3,913,960

		27,633,780

WATER UTILITIES — 0.24%
American States Water Co.	221,065	8,265,620

		8,265,620

TOTAL COMMON STOCKS
(Cost: $2,944,973,259)		3,428,270,514

SHORT-TERM INVESTMENTS — 15.54%

MONEY MARKET FUNDS — 15.54%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	502,077,561	502,077,561
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	29,278,258	29,278,258
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	1,952,618	1,952,618

		533,308,437

TOTAL SHORT-TERM INVESTMENTS
(Cost: $533,308,437)		533,308,437

TOTAL INVESTMENTS IN SECURITIES — 115.46%
(Cost: $3,478,281,696)		3,961,578,951
Other Assets, Less Liabilities — (15.46)%		(530,522,829)

NET ASSETS — 100.00%		$3,431,056,122

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

June 30, 2015

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	22	Sep. 2015	ICE Markets Equity	$2,750,880	$10,501

See accompanying notes to schedules of investments.

376

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.94%

AEROSPACE & DEFENSE — 1.76%
AAR Corp.	341,645	$10,888,226
Aerojet Rocketdyne Holdings Inc.[a,b]	342,516	7,059,255
Aerovironment Inc.[a,b]	202,988	5,293,927
American Science & Engineering Inc.	72,292	3,167,112
Cubic Corp.	220,274	10,480,637
Engility Holdings Inc.	178,273	4,485,349
Moog Inc. Class Aa	223,259	15,779,946
National Presto Industries Inc.	49,671	3,989,575

		61,144,027
AIR FREIGHT & LOGISTICS — 1.14%
Atlas Air Worldwide Holdings Inc.[a]	252,929	13,900,978
Echo Global Logistics Inc.[a,b]	75,496	2,465,699
Hub Group Inc. Class Aa,b	345,669	13,944,288
UTi Worldwide Inc.[a]	932,901	9,319,681

		39,630,646
AIRLINES — 0.52%
Hawaiian Holdings Inc.[a,b]	287,833	6,836,034
Republic Airways Holdings Inc.[a,b]	390,858	3,588,076
SkyWest Inc.	522,762	7,862,341

		18,286,451
AUTO COMPONENTS — 0.65%
Dorman Products Inc.[a,b]	105,638	5,034,707
Drew Industries Inc.	100,090	5,807,222
Standard Motor Products Inc.	211,612	7,431,814
Superior Industries International Inc.	234,562	4,294,830

		22,568,573
BANKS — 10.38%
Banner Corp.	103,474	4,959,509
BBCN Bancorp Inc.	804,704	11,901,572
Cardinal Financial Corp.	165,146	3,598,531
Central Pacific Financial Corp.	268,003	6,365,071
City Holding Co.	153,907	7,579,920
Columbia Banking System Inc.	303,941	9,890,240
Community Bank System Inc.	412,409	15,576,688
CVB Financial Corp.	528,200	9,301,602
First BanCorp/Puerto Rico[a]	1,059,880	5,108,622
First Commonwealth Financial Corp.	521,995	5,005,932
First Financial Bancorp	624,000	11,194,560
First Financial Bankshares Inc.[b]	285,499	9,889,685
FNB Corp./PA	1,762,335	25,236,637
Hanmi Financial Corp.	324,575	8,062,443
Independent Bank Corp./Rockland MA	162,812	7,634,255
LegacyTexas Financial Group Inc.	205,159	6,195,802
National Penn Bancshares Inc.	1,417,192	15,985,926
NBT Bancorp Inc.	445,608	11,661,561
OFG Bancorp	450,918	4,811,295
Old National Bancorp/IN	1,076,842	15,571,135
S&T Bancorp Inc.	288,637	8,540,769

Security	Shares	Value

Simmons First National Corp. Class A	67,534	$3,152,487
Southside Bancshares Inc.	119,947	3,506,051
Sterling Bancorp/DE	921,825	13,550,828
Susquehanna Bancshares Inc.	1,844,185	26,039,892
Talmer Bancorp Inc. Class A	253,079	4,239,073
Texas Capital Bancshares Inc.[a]	148,178	9,222,599
Tompkins Financial Corp.	121,178	6,509,682
UMB Financial Corp.	412,825	23,539,281
United Bankshares Inc./WV	387,782	15,600,470
United Community Banks Inc./GA	457,696	9,552,116
Westamerica Bancorp.	155,086	7,855,106
Wilshire Bancorp Inc.	714,237	9,020,813
Wintrust Financial Corp.	479,666	25,604,571

		361,464,724
BIOTECHNOLOGY — 0.52%
Acorda Therapeutics Inc.[a,b]	160,174	5,338,599
Emergent BioSolutions Inc.[a,b]	97,329	3,206,990
Momenta Pharmaceuticals Inc.[a,b]	318,812	7,272,102
Spectrum Pharmaceuticals Inc.[a,b]	353,446	2,417,571

		18,235,262
BUILDING PRODUCTS — 1.16%
American Woodmark Corp.[a]	41,593	2,281,376
Gibraltar Industries Inc.[a]	294,395	5,996,826
Griffon Corp.	413,111	6,576,727
Quanex Building Products Corp.	342,645	7,342,882
Simpson Manufacturing Co. Inc.	229,193	7,792,562
Universal Forest Products Inc.	202,185	10,519,686

		40,510,059
CAPITAL MARKETS — 1.89%
Calamos Asset Management Inc. Class A	171,251	2,097,825
Evercore Partners Inc. Class A	173,191	9,345,386
Financial Engines Inc.[b]	205,254	8,719,190
Greenhill & Co. Inc.	136,464	5,640,057
Interactive Brokers Group Inc. Class A	591,531	24,584,028
Investment Technology Group Inc.	346,251	8,587,025
Piper Jaffray Companies[a]	75,966	3,315,156
Virtus Investment Partners Inc.	26,023	3,441,542

		65,730,209
CHEMICALS — 3.31%
A Schulman Inc.	297,855	13,022,221
American Vanguard Corp.	256,314	3,537,133
Calgon Carbon Corp.	293,262	5,683,418
FutureFuel Corp.	227,044	2,922,056
Hawkins Inc.	95,591	3,860,920
HB Fuller Co.	296,306	12,035,950
Innophos Holdings Inc.	116,327	6,123,453
Intrepid Potash Inc.[a,b]	573,611	6,848,915
Koppers Holdings Inc.	207,737	5,135,259
Kraton Performance Polymers Inc.[a]	316,927	7,568,217
LSB Industries Inc.[a,b]	197,773	8,077,049
OM Group Inc.	306,985	10,314,696
Quaker Chemical Corp.	76,876	6,829,664
Rayonier Advanced Materials Inc.	433,359	7,046,417
Stepan Co.	193,836	10,488,466
Tredegar Corp.	261,052	5,771,860

		115,265,694

377

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2015

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 3.77%
ABM Industries Inc.	530,726	$17,444,964
Brady Corp. Class A	482,769	11,943,705
Brink’s Co. (The)	491,909	14,476,882
Essendant Inc.	387,890	15,224,683
G&K Services Inc. Class A	103,144	7,131,376
Interface Inc.	668,390	16,743,169
Matthews International Corp. Class A	156,123	8,296,376
Mobile Mini Inc.	224,486	9,437,391
Tetra Tech Inc.	609,551	15,628,888
UniFirst Corp./MA	84,208	9,418,665
Viad Corp.	202,899	5,500,592

		131,246,691
COMMUNICATIONS EQUIPMENT — 1.17%
ADTRAN Inc.	539,374	8,764,827
Black Box Corp.	155,462	3,109,240
CalAmp Corp.[a,b]	128,726	2,350,537
Comtech Telecommunications Corp.	88,075	2,558,579
Digi International Inc.[a]	253,954	2,425,261
Harmonic Inc.[a]	895,639	6,117,214
Ixia[a,b]	391,731	4,873,134
NETGEAR Inc.[a,b]	350,653	10,526,603

		40,725,395
CONSTRUCTION & ENGINEERING — 1.77%
Aegion Corp.[a,b]	379,115	7,180,438
Comfort Systems USA Inc.	378,247	8,680,769
Dycom Industries Inc.[a,b]	162,047	9,536,466
EMCOR Group Inc.	634,113	30,291,578
MYR Group Inc.[a]	156,489	4,844,899
Orion Marine Group Inc.[a,b]	155,807	1,124,927

		61,659,077
CONSUMER FINANCE — 0.79%
Cash America International Inc.	277,973	7,280,113
Encore Capital Group Inc.[a,b]	107,748	4,605,149
Ezcorp Inc. Class Aa,b	493,952	3,670,063
First Cash Financial Services Inc.[a]	105,541	4,811,614
Green Dot Corp. Class Aa	245,040	4,685,165
World Acceptance Corp.[a,b]	37,905	2,331,537

		27,383,641
CONTAINERS & PACKAGING — 0.13%
Myers Industries Inc.	247,364	4,699,916

		4,699,916
DISTRIBUTORS — 0.05%
VOXX International Corp.[a,b]	200,744	1,662,160

		1,662,160
DIVERSIFIED CONSUMER SERVICES — 0.46%
American Public Education Inc.[a,b]	100,516	2,585,271

Security	Shares	Value

Capella Education Co.	45,386	$2,435,867
Career Education Corp.[a]	613,402	2,024,227
Regis Corp.[a]	447,237	7,048,455
Universal Technical Institute Inc.	216,127	1,858,692

		15,952,512
DIVERSIFIED FINANCIAL SERVICES — 0.33%
MarketAxess Holdings Inc.	124,587	11,557,936

		11,557,936
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.65%
8x8 Inc.[a,b]	490,513	4,394,997
Atlantic Tele-Network Inc.	102,227	7,061,841
Cincinnati Bell Inc.[a,b]	891,115	3,404,059
Iridium Communications Inc.[a,b]	522,194	4,746,743
Lumos Networks Corp.	209,502	3,098,535

		22,706,175
ELECTRIC UTILITIES — 1.77%
ALLETE Inc.	453,683	21,046,355
El Paso Electric Co.	410,014	14,211,085
UIL Holdings Corp.	575,811	26,383,660

		61,641,100
ELECTRICAL EQUIPMENT — 1.76%
Encore Wire Corp.	188,826	8,363,103
EnerSys	449,722	31,610,959
Franklin Electric Co. Inc.	219,945	7,110,822
General Cable Corp.	494,535	9,757,176
Powell Industries Inc.	92,071	3,238,137
Vicor Corp.[a]	90,798	1,106,828

		61,187,025
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.54%
Agilysys Inc.[a]	86,163	790,976
Anixter International Inc.[a]	276,684	18,025,963
Badger Meter Inc.	49,647	3,152,088
Benchmark Electronics Inc.[a]	530,449	11,553,179
Checkpoint Systems Inc.	425,617	4,332,781
Coherent Inc.[a]	241,063	15,302,679
CTS Corp.	335,834	6,471,521
Daktronics Inc.	397,188	4,710,650
Electro Scientific Industries Inc.	190,744	1,005,221
Fabrinet[a,b]	301,045	5,638,573
FARO Technologies Inc.[a,b]	66,823	3,120,634
II-VI Inc.[a]	525,083	9,966,075
Insight Enterprises Inc.[a]	392,115	11,728,160
Itron Inc.[a]	388,928	13,394,680
Littelfuse Inc.	84,497	8,017,920
Mercury Systems Inc.[a,b]	328,679	4,811,861
MTS Systems Corp.	70,867	4,886,280
Newport Corp.[a]	399,285	7,570,444
OSI Systems Inc.[a]	96,074	6,801,078
Park Electrochemical Corp.	114,593	2,195,602
Plexus Corp.[a]	339,832	14,911,828
Rofin-Sinar Technologies Inc.[a]	284,890	7,862,964
Rogers Corp.[a]	97,977	6,480,199
Sanmina Corp.[a,b]	835,801	16,849,748

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2015

Security	Shares	Value

ScanSource Inc.[a,b]	289,513	$11,018,865
SYNNEX Corp.	283,757	20,768,175
TTM Technologies Inc.[a,b]	637,058	6,364,209

		227,732,353
ENERGY EQUIPMENT & SERVICES — 3.10%
Basic Energy Services Inc.[a,b]	350,912	2,649,386
Bristow Group Inc.	352,411	18,783,506
CARBO Ceramics Inc.[b]	200,107	8,330,454
Era Group Inc.[a,b]	104,385	2,137,805
Exterran Holdings Inc.	702,114	22,924,022
Geospace Technologies Corp.[a,b]	133,031	3,066,364
Gulf Island Fabrication Inc.	136,682	1,526,738
Gulfmark Offshore Inc. Class Ab	260,533	3,022,183
Hornbeck Offshore Services Inc.[a,b]	321,461	6,599,594
ION Geophysical Corp.[a]	1,305,709	1,397,109
Matrix Service Co.[a]	270,311	4,941,285
Newpark Resources Inc.[a,b]	850,862	6,917,508
Pioneer Energy Services Corp.[a,b]	650,482	4,124,056
SEACOR Holdings Inc.[a,b]	175,371	12,440,819
Tesco Corp.	358,729	3,910,146
TETRA Technologies Inc.[a]	805,679	5,140,232

		107,911,207
FOOD & STAPLES RETAILING — 0.66%
Andersons Inc. (The)	270,123	10,534,797
SpartanNash Co.	380,460	12,380,168

		22,914,965
FOOD PRODUCTS — 1.30%
B&G Foods Inc.	275,570	7,862,012
Darling Ingredients Inc.[a]	1,671,249	24,500,510
Diamond Foods Inc.[a]	139,100	4,364,958
Sanderson Farms Inc.[b]	90,800	6,824,528
Seneca Foods Corp. Class Aa	67,219	1,866,672

		45,418,680
GAS UTILITIES — 3.00%
Laclede Group Inc. (The)	438,186	22,811,963
New Jersey Resources Corp.	450,169	12,402,156
Northwest Natural Gas Co.	276,493	11,662,475
Piedmont Natural Gas Co. Inc.[b]	431,501	15,236,300
South Jersey Industries Inc.	689,702	17,056,331
Southwest Gas Corp.	473,830	25,212,494

		104,381,719
HEALTH CARE EQUIPMENT & SUPPLIES — 3.59%
Analogic Corp.	125,851	9,929,644
AngioDynamics Inc.[a,b]	261,638	4,290,863
CONMED Corp.	159,132	9,272,622
CryoLife Inc.	125,237	1,412,673
Cyberonics Inc.[a,b]	102,549	6,097,564
Greatbatch Inc.[a]	100,677	5,428,504
Haemonetics Corp.[a,b]	266,635	11,028,024
ICU Medical Inc.[a,b]	53,378	5,106,139
Integra LifeSciences Holdings Corp.[a,b]	130,832	8,814,152
Invacare Corp.	297,967	6,445,026
Masimo Corp.[a,b]	192,421	7,454,390

Security	Shares	Value

Meridian Bioscience Inc.[b]	232,114	$4,326,605
Merit Medical Systems Inc.[a]	445,394	9,593,787
Neogen Corp.[a,b]	138,650	6,577,556
NuVasive Inc.[a,b]	200,557	9,502,391
SurModics Inc.[a]	53,594	1,255,171
Vascular Solutions Inc.[a]	36,496	1,267,141
West Pharmaceutical Services Inc.	298,392	17,330,607

		125,132,859
HEALTH CARE PROVIDERS & SERVICES — 3.76%
Aceto Corp.	146,761	3,614,723
Air Methods Corp.[a,b]	156,314	6,462,021
Almost Family Inc.[a]	80,388	3,208,285
Amedisys Inc.[a,b]	173,703	6,901,220
AmSurg Corp.[a,b]	186,097	13,017,485
Bio-Reference Laboratories Inc.[a,b]	112,461	4,639,016
CorVel Corp.[a]	44,900	1,437,698
Cross Country Healthcare Inc.[a,b]	154,241	1,955,776
Hanger Inc.[a,b]	357,530	8,380,503
HealthEquity Inc.[a]	141,289	4,528,312
Healthways Inc.[a]	361,159	4,326,685
IPC Healthcare Inc.[a,b]	175,884	9,742,215
Kindred Healthcare Inc.	844,175	17,128,311
Landauer Inc.	46,951	1,673,334
LHC Group Inc.[a]	125,428	4,797,621
Magellan Health Inc.[a]	276,413	19,368,259
PharMerica Corp.[a]	307,400	10,236,420
Providence Service Corp. (The)[a]	57,121	2,529,318
Select Medical Holdings Corp.	431,784	6,994,901

		130,942,103
HEALTH CARE TECHNOLOGY — 0.70%
Computer Programs & Systems Inc.	44,725	2,389,209
MedAssets Inc.[a]	268,700	5,927,522
Medidata Solutions Inc.[a,b]	212,483	11,542,077
Quality Systems Inc.	271,672	4,501,605

		24,360,413
HOTELS, RESTAURANTS & LEISURE — 2.22%
Biglari Holdings Inc.[a,b]	17,586	7,276,207
Bob Evans Farms Inc./DE	141,121	7,204,227
Boyd Gaming Corp.[a,b]	803,829	12,017,244
Cracker Barrel Old Country Store Inc.	99,363	14,820,985
DineEquity Inc.	78,800	7,808,292
Interval Leisure Group Inc.	188,455	4,306,197
Marcus Corp. (The)	185,813	3,563,893
Monarch Casino & Resort Inc.[a]	56,362	1,158,803
Red Robin Gourmet Burgers Inc.[a]	142,874	12,261,447
Ruby Tuesday Inc.[a,b]	625,631	3,922,706
Ruth’s Hospitality Group Inc.	194,270	3,131,632

		77,471,633
HOUSEHOLD DURABLES — 1.07%
Ethan Allen Interiors Inc.	263,570	6,942,434
iRobot Corp.[a,b]	141,336	4,505,792
La-Z-Boy Inc.	517,797	13,638,773
M/I Homes Inc.[a,b]	248,086	6,120,281
TopBuild Corp.	203,140	5,891,060

		37,098,340

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2015

Security	Shares	Value

HOUSEHOLD PRODUCTS — 0.27%
Central Garden & Pet Co. Class Aa	424,372	$4,842,085
WD-40 Co.	51,257	4,467,560

		9,309,645
INSURANCE — 4.15%
American Equity Investment Life Holding Co.	413,134	11,146,355
AMERISAFE Inc.	94,110	4,428,817
eHealth Inc.[a]	94,188	1,195,246
Employers Holdings Inc.	322,625	7,349,397
Horace Mann Educators Corp.	416,163	15,140,010
Infinity Property & Casualty Corp.	115,990	8,796,682
Meadowbrook Insurance Group Inc.	473,340	4,070,724
Montpelier Re Holdings Ltd.	173,245	6,843,178
Navigators Group Inc. (The)[a]	110,672	8,583,720
ProAssurance Corp.	556,482	25,715,033
RLI Corp.	217,925	11,199,166
Safety Insurance Group Inc.	128,245	7,401,019
Selective Insurance Group Inc.	576,057	16,158,399
Stewart Information Services Corp.	223,203	8,883,479
United Fire Group Inc.	212,603	6,964,874
United Insurance Holdings Corp.	49,200	764,568

		144,640,667
INTERNET & CATALOG RETAIL — 0.33%
Blue Nile Inc.[a,b]	57,981	1,762,043
FTD Companies Inc.[a,b]	72,080	2,031,935
NutriSystem Inc.	160,059	3,982,268
PetMed Express Inc.[b]	206,905	3,573,249

		11,349,495
INTERNET SOFTWARE & SERVICES — 0.70%
Blucora Inc.[a,b]	413,869	6,683,984
Liquidity Services Inc.[a,b]	247,179	2,380,334
LivePerson Inc.[a,b]	179,416	1,760,071
Monster Worldwide Inc.[a,b]	920,635	6,020,953
NIC Inc.	228,178	4,171,094
QuinStreet Inc.[a]	254,221	1,639,726
XO Group Inc.[a]	108,215	1,769,315

		24,425,477
IT SERVICES — 2.00%
CACI International Inc. Class Aa	244,570	19,783,267
CIBER Inc.[a]	722,917	2,494,064
CSG Systems International Inc.	331,293	10,488,736
ExlService Holdings Inc.[a]	125,806	4,350,372
Forrester Research Inc.	39,143	1,409,931
Heartland Payment Systems Inc.	118,480	6,403,844
ManTech International Corp./VA Class A	239,149	6,935,321
Perficient Inc.[a]	179,255	3,448,866
Sykes Enterprises Inc.[a]	394,280	9,561,290
TeleTech Holdings Inc.	176,437	4,777,914

		69,653,605
LEISURE PRODUCTS — 0.48%
Arctic Cat Inc.	131,047	4,352,071
Callaway Golf Co.	789,673	7,059,676

Security	Shares	Value

Sturm Ruger & Co. Inc.	93,691	$5,382,548

		16,794,295
LIFE SCIENCES TOOLS & SERVICES — 0.08%
Luminex Corp.[a,b]	163,146	2,815,900

		2,815,900
MACHINERY — 4.07%
Actuant Corp. Class A	602,474	13,911,125
Albany International Corp. Class A	166,070	6,609,586
Astec Industries Inc.	190,649	7,972,941
Barnes Group Inc.	498,764	19,446,808
Briggs & Stratton Corp.[b]	451,174	8,689,611
CIRCOR International Inc.	173,468	9,459,210
EnPro Industries Inc.	117,751	6,737,712
ESCO Technologies Inc.	150,447	5,628,222
Federal Signal Corp.	309,956	4,621,444
Harsco Corp.	810,072	13,366,188
John Bean Technologies Corp.	168,527	6,334,930
Lindsay Corp.[b]	45,397	3,990,850
Mueller Industries Inc.	334,027	11,597,418
Standex International Corp.	46,537	3,719,703
Tennant Co.	85,636	5,595,456
Titan International Inc.[b]	544,068	5,843,290
Watts Water Technologies Inc. Class A	157,144	8,147,917

		141,672,411
MEDIA — 0.75%
Gannett Co. Inc.[a]	727,976	10,184,384
Harte-Hanks Inc.	432,238	2,576,139
Scholastic Corp.	271,856	11,997,005
Sizmek Inc.[a,b]	216,305	1,535,766

		26,293,294
METALS & MINING — 2.01%
AK Steel Holding Corp.[a,b]	1,798,729	6,961,081
AM Castle & Co.[a,b]	178,355	1,100,450
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Globe Specialty Metals Inc.	337,530	5,974,281
Haynes International Inc.	127,041	6,265,662
Kaiser Aluminum Corp.[b]	175,899	14,613,689
Materion Corp.	203,851	7,185,748
Olympic Steel Inc.	93,373	1,628,425
RTI International Metals Inc.[a]	311,558	9,820,308
Stillwater Mining Co.[a,b]	683,733	7,924,466
SunCoke Energy Inc.	659,873	8,578,349

		70,054,233
MULTI-UTILITIES — 0.86%
Avista Corp.	579,534	17,762,717
NorthWestern Corp.	247,438	12,062,603

		29,825,320
MULTILINE RETAIL — 0.20%
Fred’s Inc. Class A	353,328	6,815,697

		6,815,697

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2015

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 1.85%
Approach Resources Inc.[a,b]	198,864	$1,362,219
Bill Barrett Corp.[a,b]	506,248	4,348,670
Bonanza Creek Energy Inc.[a,b]	160,686	2,932,520
Cloud Peak Energy Inc.[a,b]	628,008	2,926,517
Comstock Resources Inc.[b]	443,613	1,477,231
Contango Oil & Gas Co.[a]	159,852	1,961,384
Green Plains Inc.	349,338	9,624,262
Northern Oil and Gas Inc.[a,b]	585,968	3,967,003
PDC Energy Inc.[a,b]	405,120	21,730,637
Penn Virginia Corp.[a,b]	721,777	3,161,383
Rex Energy Corp.[a,b]	500,740	2,799,137
Stone Energy Corp.[a,b]	578,545	7,283,882
Swift Energy Co.[a,b]	449,176	911,827

		64,486,672
PAPER & FOREST PRODUCTS — 1.11%
Boise Cascade Co.[a]	203,954	7,481,033
Clearwater Paper Corp.[a,b]	106,028	6,075,405
PH Glatfelter Co.	436,875	9,606,881
Schweitzer-Mauduit International Inc.	308,265	12,293,608
Wausau Paper Corp.	334,362	3,069,443

		38,526,370
PERSONAL PRODUCTS — 0.21%
Inter Parfums Inc.	172,392	5,849,260
Medifast Inc.[a,b]	50,777	1,641,113

		7,490,373
PHARMACEUTICALS — 0.37%
ANI Pharmaceuticals Inc.[a,b]	26,349	1,634,956
Medicines Co. (The)[a,b]	388,581	11,117,302

		12,752,258
PROFESSIONAL SERVICES — 1.99%
CDI Corp.	148,358	1,928,654
Exponent Inc.	102,515	4,590,622
Heidrick & Struggles International Inc.	166,811	4,350,431
Insperity Inc.	229,612	11,687,251
Kelly Services Inc. Class A	301,051	4,621,133
Korn/Ferry International	270,286	9,397,844
Navigant Consulting Inc.[a]	487,987	7,256,366
Resources Connection Inc.	380,104	6,115,873
TrueBlue Inc.[a,b]	424,261	12,685,404
WageWorks Inc.[a]	168,100	6,799,645

		69,433,223
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.92%
Acadia Realty Trust[b]	264,419	7,697,237
Agree Realty Corp.	86,803	2,532,043
Capstead Mortgage Corp.[b]	969,214	10,758,275
Cedar Realty Trust Inc.	227,363	1,455,123
EastGroup Properties Inc.[b]	117,647	6,615,291
EPR Properties[b]	271,880	14,893,586
Franklin Street Properties Corp.[b]	460,057	5,203,245
GEO Group Inc. (The)[b]	332,106	11,344,741
Getty Realty Corp.	263,728	4,314,590

Security	Shares	Value

Government Properties Income Trust[b]	690,586	$12,810,370
Kite Realty Group Trust[b]	845,440	20,687,917
Lexington Realty Trust[b]	816,300	6,922,224
LTC Properties Inc.	140,225	5,833,360
Parkway Properties Inc./Md	376,122	6,559,568
Pennsylvania REIT[b]	265,706	5,670,166
PS Business Parks Inc.[b]	76,552	5,523,227
Summit Hotel Properties Inc.	420,067	5,465,072
Urstadt Biddle Properties Inc. Class A	110,150	2,057,602

		136,343,637
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Forestar Group Inc.[a,b]	340,120	4,475,979

		4,475,979
ROAD & RAIL — 0.37%
Celadon Group Inc.	274,918	5,685,304
Roadrunner Transportation Systems Inc.[a,b]	281,716	7,268,273

		12,953,577
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.29%
Advanced Energy Industries Inc.[a]	388,836	10,689,102
Brooks Automation Inc.	682,645	7,816,285
Cabot Microelectronics Corp.[a,b]	132,541	6,244,006
CEVA Inc.[a]	107,972	2,097,896
Cirrus Logic Inc.[a,b]	263,001	8,949,924
Cohu Inc.	262,128	3,467,953
Diodes Inc.[a]	138,290	3,334,172
DSP Group Inc.[a]	104,257	1,076,975
Exar Corp.[a,b]	273,477	2,674,605
Kopin Corp.[a,b]	373,171	1,287,440
Kulicke & Soffa Industries Inc.[a]	777,106	9,099,911
Micrel Inc.	163,024	2,266,034
Microsemi Corp.[a]	385,105	13,459,420
MKS Instruments Inc.	302,342	11,470,855
Nanometrics Inc.[a]	152,893	2,464,635
Pericom Semiconductor Corp.	91,520	1,203,488
Power Integrations Inc.	142,903	6,456,358
Rudolph Technologies Inc.[a]	321,824	3,865,106
Semtech Corp.[a]	336,002	6,669,640
Ultratech Inc.[a]	187,109	3,472,743
Veeco Instruments Inc.[a,b]	224,697	6,457,792

		114,524,340
SOFTWARE — 0.84%
Bottomline Technologies de Inc.[a,b]	202,263	5,624,934
Ebix Inc.[b]	152,888	4,985,678
Epiq Systems Inc.	136,659	2,306,804
Interactive Intelligence Group Inc.[a,b]	78,478	3,489,917
Monotype Imaging Holdings Inc.	157,969	3,808,632
Progress Software Corp.[a,b]	230,332	6,334,130
Tangoe Inc.[a,b]	216,667	2,725,671

		29,275,766
SPECIALTY RETAIL — 5.20%
Barnes & Noble Inc.[a,b]	459,866	11,938,121
Big 5 Sporting Goods Corp.	186,172	2,645,504
Buckle Inc. (The)[b]	143,381	6,562,548

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

June 30, 2015

Security	Shares	Value

Caleres Inc.	248,128	$7,885,508
Cato Corp. (The) Class A	127,986	4,960,737
Children’s Place Inc. (The)	208,553	13,641,452
Christopher & Banks Corp.[a,b]	205,199	822,848
Finish Line Inc. (The) Class A	232,924	6,479,946
Genesco Inc.[a]	243,116	16,052,950
Group 1 Automotive Inc.	110,213	10,010,647
Haverty Furniture Companies Inc.	208,591	4,509,737
Hibbett Sports Inc.[a,b]	136,964	6,379,783
Kirkland’s Inc.[b]	150,644	4,198,448
Lithia Motors Inc. Class A	111,269	12,591,200
Lumber Liquidators Holdings Inc.[a,b]	125,400	2,597,034
MarineMax Inc.[a,b]	115,895	2,724,692
Men’s Wearhouse Inc. (The)	464,339	29,750,200
Monro Muffler Brake Inc.	125,574	7,805,680
Pep Boys-Manny Moe & Jack (The)[a]	544,067	6,675,702
Sonic Automotive Inc. Class A	334,500	7,971,135
Stage Stores Inc.	322,941	5,661,156
Stein Mart Inc.	289,364	3,029,641
Vitamin Shoppe Inc.[a,b]	165,490	6,167,812

		181,062,481
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.36%
QLogic Corp.[a]	882,682	12,525,258

		12,525,258
TEXTILES, APPAREL & LUXURY GOODS — 1.14%
Crocs Inc.[a,b]	778,738	11,455,236
Movado Group Inc.	173,057	4,700,228
Oxford Industries Inc.	73,779	6,451,974
Perry Ellis International Inc.[a,b]	121,159	2,879,949
Steven Madden Ltd.[a,b]	214,695	9,184,652
Unifi Inc.[a]	145,468	4,873,178

		39,545,217
THRIFTS & MORTGAGE FINANCE — 1.64%
Astoria Financial Corp.	900,247	12,414,406
Brookline Bancorp Inc.	363,600	4,105,044
Dime Community Bancshares Inc.	306,618	5,194,109
Northwest Bancshares Inc.	955,548	12,250,125
Oritani Financial Corp.	176,785	2,837,399
Provident Financial Services Inc.	547,587	10,398,677
TrustCo Bank Corp. NY	961,616	6,760,161
Walker & Dunlop Inc.[a,b]	115,916	3,099,594

		57,059,515
TOBACCO — 0.38%
Universal Corp./VA	228,542	13,100,027

		13,100,027
TRADING COMPANIES & DISTRIBUTORS — 1.05%
Applied Industrial Technologies Inc.	406,228	16,106,940
DXP Enterprises Inc.[a,b]	128,158	5,959,347
Kaman Corp.	275,431	11,551,576
Veritiv Corp.[a,b]	82,113	2,993,840

		36,611,703

Security	Shares	Value

WATER UTILITIES — 0.16%
American States Water Co.	149,060	$5,573,353

		5,573,353
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
Spok Holdings Inc.	218,993	3,687,842

		3,687,842

TOTAL COMMON STOCKS (Cost: $3,193,592,558)		3,479,699,175

SHORT-TERM INVESTMENTS — 8.89%

MONEY MARKET FUNDS — 8.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	290,162,445	290,162,445
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	16,920,595	16,920,595
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,560,191	2,560,191

		309,643,231

TOTAL SHORT-TERM INVESTMENTS (Cost: $309,643,231)		309,643,231

TOTAL INVESTMENTS IN SECURITIES — 108.83% (Cost: $3,503,235,789)		3,789,342,406
Other Assets, Less Liabilities — (8.83)%		(307,456,482)

NET ASSETS — 100.00%		$3,481,885,924

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of June 30, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000	13	Sep. 2015	ICE Markets Equity	$1,625,520	$6,205

See accompanying notes to schedules of investments.

382

Schedule of Investments  (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 93.74%
AAR Corp.	216,968	$6,914,770
Aerojet Rocketdyne Holdings Inc.[a]	345,846	7,127,886
Aerovironment Inc.[a]	183,047	4,773,866
Astronics Corp.[a]	101,860	7,220,855
B/E Aerospace Inc.	247,222	13,572,488
Boeing Co. (The)	314,630	43,645,474
Cubic Corp.	133,861	6,369,106
Curtiss-Wright Corp.	149,374	10,820,653
DigitalGlobe Inc.[a]	287,068	7,977,620
Engility Holdings Inc.	173,088	4,354,894
Esterline Technologies Corp.[a,b]	107,935	10,290,523
General Dynamics Corp.	230,697	32,687,458
HEICO Corp.[b]	183,957	10,724,693
Hexcel Corp.	253,836	12,625,803
Huntington Ingalls Industries Inc.	114,614	12,904,390
KLX Inc.[a,b]	207,900	9,174,627
L-3 Communications Holdings Inc.	145,796	16,530,350
Lockheed Martin Corp.	182,899	34,000,924
Moog Inc. Class Aa	141,402	9,994,293
Northrop Grumman Corp.	176,124	27,938,550
Orbital ATK Inc.	160,255	11,756,307
Precision Castparts Corp.	130,180	26,019,077
Raytheon Co.	276,919	26,495,610
Rockwell Collins Inc.	201,266	18,586,915
Spirit AeroSystems Holdings Inc. Class Aa	271,889	14,983,803
TASER International Inc.[a,b]	239,249	7,969,384
Teledyne Technologies Inc.[a]	107,053	11,295,162
Textron Inc.	415,900	18,561,617
TransDigm Group Inc.[a]	80,328	18,047,292
Triumph Group Inc.	157,848	10,416,390
United Technologies Corp.	390,108	43,274,680

		497,055,460
AIRPORT SERVICES — 1.12%
Wesco Aircraft Holdings Inc.[a]	393,709	5,964,691

		5,964,691
INDUSTRIAL MACHINERY — 1.50%
RBC Bearings Inc.[a]	110,792	7,950,434

		7,950,434
IT CONSULTING & OTHER SERVICES — 1.03%
ManTech International Corp./VA Class A	188,987	5,480,623

		5,480,623
LEISURE PRODUCTS — 2.49%
Smith & Wesson Holding Corp.[a]	384,263	6,374,923

Security	Shares	Value

Sturm Ruger & Co. Inc.	118,645	$6,816,155

		13,191,078

TOTAL COMMON STOCKS
(Cost: $508,401,514)		529,642,286

SHORT-TERM INVESTMENTS — 2.11%

MONEY MARKET FUNDS — 2.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	10,195,715	10,195,715
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	594,555	594,555
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	405,666	405,666

		11,195,936

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,195,936)		11,195,936

TOTAL INVESTMENTS IN SECURITIES — 101.99%
(Cost: $519,597,450)		540,838,222
Other Assets, Less Liabilities — (1.99)%		(10,572,182)

NET ASSETS — 100.00%		$530,266,040

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

383

Schedule of Investments (Unaudited)

iSHARES® U.S. BROKER-DEALERS ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

ASSET MANAGEMENT & CUSTODY BANKS — 1.54%
Diamond Hill Investment Group Inc.	27,157	$5,422,167

		5,422,167
INVESTMENT BANKING & BROKERAGE — 73.32%
BGC Partners Inc. Class A	932,478	8,159,183
Charles Schwab Corp. (The)	898,601	29,339,323
Cowen Group Inc. Class Aa,b	896,458	5,737,331
E*TRADE Financial Corp.[a,b]	534,503	16,008,365
Evercore Partners Inc. Class A	162,729	8,780,857
Goldman Sachs Group Inc. (The)	195,318	40,780,445
Greenhill & Co. Inc.	177,062	7,317,972
Interactive Brokers Group Inc. Class A	241,414	10,033,166
INTL FCStone Inc.[a,b]	144,643	4,807,933
Investment Technology Group Inc.	243,994	6,051,051
KCG Holdings Inc. Class Aa,b	428,127	5,278,806
Lazard Ltd. Class A	271,934	15,293,568
LPL Financial Holdings Inc.	237,663	11,048,953
Morgan Stanley	909,896	35,294,865
Piper Jaffray Companies[a]	124,524	5,434,227
Raymond James Financial Inc.	257,227	15,325,585
RCS Capital Corp. Class Ab	547,648	4,194,984
Stifel Financial Corp.[a,b]	200,337	11,567,458
TD Ameritrade Holding Corp.	456,151	16,795,480

		257,249,552
SPECIALIZED FINANCE — 25.03%
CBOE Holdings Inc.	220,929	12,641,557
CME Group Inc./IL	279,427	26,003,477
Intercontinental Exchange Inc.	107,640	24,069,380
MarketAxess Holdings Inc.	125,452	11,638,182
NASDAQ OMX Group Inc. (The)	275,981	13,470,633

		87,823,229

TOTAL COMMON STOCKS
(Cost: $312,148,849)		350,494,948

SHORT-TERM INVESTMENTS — 2.63%

MONEY MARKET FUNDS — 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	8,318,344	8,318,344
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	485,078	485,078

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	437,540	$437,540

		9,240,962

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,240,962)		9,240,962

TOTAL INVESTMENTS IN SECURITIES — 102.52%
(Cost: $321,389,811)		359,735,910
Other Assets, Less Liabilities — (2.52)%		(8,863,606)

NET ASSETS — 100.00%		$350,872,304

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

384

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.92%

DIVERSIFIED SUPPORT SERVICES — 1.00%
Healthcare Services Group Inc.	315,840	$10,438,512

		10,438,512
HEALTH CARE SERVICES — 26.62%
Air Methods Corp.[a,b]	186,567	7,712,680
Amedisys Inc.[a,b]	150,266	5,970,068
Bio-Reference Laboratories Inc.[a]	147,467	6,083,014
CorVel Corp.[a]	46,550	1,490,531
DaVita HealthCare Partners Inc.[a,b]	394,555	31,355,286
Diplomat Pharmacy Inc.[a,b]	181,651	8,128,882
Envision Healthcare Holdings Inc.[a]	551,459	21,771,601
Express Scripts Holding Co.[a,b]	969,473	86,224,928
Healthways Inc.[a,b]	263,799	3,160,312
IPC Healthcare Inc.[a,b]	108,626	6,016,794
Laboratory Corp. of America Holdings[a]	242,912	29,445,793
MEDNAX Inc.[a,b]	281,300	20,847,143
Premier Inc.[a,b]	168,874	6,494,894
Quest Diagnostics Inc.	364,959	26,466,827
Team Health Holdings Inc.[a]	255,291	16,678,161

		277,846,914
HEALTH CARE DISTRIBUTORS — 0.59%
PharMerica Corp.[a]	184,584	6,146,647

		6,146,647
HEALTH CARE FACILITIES — 23.70%
Acadia Healthcare Co. Inc.[a,b]	195,539	15,316,570
AmSurg Corp.[a,b]	186,464	13,043,157
Brookdale Senior Living Inc.[a,b]	550,541	19,103,773
Capital Senior Living Corp.[a,b]	187,965	4,605,142
Community Health Systems Inc.[a,b]	358,805	22,593,951
Ensign Group Inc. (The)	130,517	6,664,198
Hanger Inc.[a,b]	229,524	5,380,043
HCA Holdings Inc.[a]	548,326	49,744,135
HealthSouth Corp.	331,144	15,252,493
Kindred Healthcare Inc.	399,495	8,105,753
LifePoint Health Inc.[a]	170,814	14,852,277
National Healthcare Corp.	64,930	4,219,801
Select Medical Holdings Corp.	491,022	7,954,556
Surgical Care Affiliates Inc.[a]	135,912	5,216,303
Tenet Healthcare Corp.[a]	326,665	18,907,370
U.S. Physical Therapy Inc.	88,159	4,827,587
Universal Health Services Inc. Class B	221,645	31,495,754

		247,282,863
HEALTH CARE TECHNOLOGY — 1.63%
HealthStream Inc.[a,b]	159,866	4,863,124
HMS Holdings Corp.[a,b]	448,870	7,707,098
Inovalon Holdings Inc.[a,b]	157,099	4,383,062

		16,953,284

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 1.26%
PAREXEL International Corp.[a,b]	204,265	$13,136,282

		13,136,282
MANAGED HEALTH CARE — 45.12%
Aetna Inc.	544,094	69,350,221
Anthem Inc.	404,150	66,337,181
Centene Corp.[a]	322,652	25,941,221
Cigna Corp.	420,860	68,179,320
Health Net Inc./CAa	262,100	16,805,852
HealthEquity Inc.[a]	204,206	6,544,802
Humana Inc.	255,307	48,835,123
Magellan Health Inc.[a,b]	130,128	9,118,069
Molina Healthcare Inc.[a,b]	166,021	11,671,276
Triple-S Management Corp. Class Ba,b	172,671	4,430,738
UnitedHealth Group Inc.	1,031,987	125,902,414
Universal American Corp./NYa	385,087	3,897,081
WellCare Health Plans Inc.[a]	163,529	13,872,165

		470,885,463

TOTAL COMMON STOCKS
(Cost: $831,347,009)		1,042,689,965

SHORT-TERM INVESTMENTS — 5.55%

MONEY MARKET FUNDS — 5.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	54,048,147	54,048,147
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	3,151,775	3,151,775
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	759,174	759,174

		57,959,096

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,959,096)		57,959,096

TOTAL INVESTMENTS IN SECURITIES — 105.47%
(Cost: $889,306,105)		1,100,649,061
Other Assets, Less Liabilities — (5.47)%		(57,068,493)

NET ASSETS — 100.00%		$1,043,580,568

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

385

Schedule of Investments (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

BUILDING PRODUCTS — 14.25%
American Woodmark Corp.[a]	301,886	$16,558,447
Builders FirstSource Inc.[a,b]	1,279,543	16,429,332
Fortune Brands Home & Security Inc.	778,789	35,684,112
Lennox International Inc.	271,094	29,194,113
Masco Corp.	1,417,479	37,804,165
Masonite International Corp.[a,b]	310,046	21,737,325
Owens Corning	773,336	31,900,110
PGT Inc.[a]	1,215,577	17,638,022
Quanex Building Products Corp.	882,653	18,915,254
Simpson Manufacturing Co. Inc.	617,558	20,996,972
Trex Co. Inc.[a,b]	433,493	21,427,559
Universal Forest Products Inc.	359,322	18,695,524
USG Corp.[a,b]	922,956	25,648,947

		312,629,882
CONSTRUCTION MATERIALS — 1.27%
Eagle Materials Inc.	365,114	27,869,152

		27,869,152
FOREST PRODUCTS — 1.12%
Louisiana-Pacific Corp.[a]	1,443,170	24,577,185

		24,577,185
HOME FURNISHINGS — 4.26%
Ethan Allen Interiors Inc.[b]	660,275	17,391,644
Leggett & Platt Inc.	710,462	34,585,290
Mohawk Industries Inc.[a,b]	217,995	41,615,245

		93,592,179
HOME IMPROVEMENT RETAIL — 8.14%
Home Depot Inc. (The)	838,663	93,200,619
Lowe’s Companies Inc.	1,040,314	69,669,829
Lumber Liquidators Holdings Inc.[a,b]	758,038	15,698,967

		178,569,415
HOMEBUILDING — 66.32%
Beazer Homes USA Inc.[a,b]	1,099,991	21,944,820
Cavco Industries Inc.[a,b]	322,880	24,358,067
DR Horton Inc.	8,939,751	244,591,587
Hovnanian Enterprises Inc. Class Aa,b	5,303,356	14,106,927
KB Home	3,177,929	52,753,621
Lennar Corp. Class A	4,810,817	245,544,100
M/I Homes Inc.[a,b]	962,827	23,752,942
MDC Holdings Inc.	1,399,391	41,939,748
Meritage Homes Corp.[a,b]	1,277,856	60,174,239
NVR Inc.[a,b]	111,295	149,135,300
PulteGroup Inc.	9,215,584	185,694,018
Ryland Group Inc. (The)	1,545,886	71,682,734
Standard Pacific Corp.[a,b]	5,255,982	46,830,800
Taylor Morrison Home Corp. Class Aa,b	1,276,812	25,995,892
Toll Brothers Inc.[a,b]	4,539,092	173,347,924
TRI Pointe Homes Inc.[a]	4,800,260	73,443,978

		1,455,296,697

Security	Shares	Value

SPECIALTY CHEMICALS — 2.27%
Sherwin-Williams Co. (The)	181,501	$49,916,405

		49,916,405
TRADING COMPANIES & DISTRIBUTORS — 2.33%
Beacon Roofing Supply Inc.[a,b]	692,766	23,013,686
Watsco Inc.	226,355	28,009,168

		51,022,854

TOTAL COMMON STOCKS
(Cost: $2,197,072,866)		2,193,473,769

SHORT-TERM INVESTMENTS — 7.52%

MONEY MARKET FUNDS — 7.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	155,172,022	155,172,022
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	9,048,734	9,048,734
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	722,910	722,910

		164,943,666

TOTAL SHORT-TERM INVESTMENTS
(Cost: $164,943,666)		164,943,666

TOTAL INVESTMENTS IN SECURITIES — 107.48%
(Cost: $2,362,016,532)		2,358,417,435
Other Assets, Less Liabilities — (7.48)%		(164,034,232)

NET ASSETS — 100.00%		$2,194,383,203

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

386

Schedule of Investments (Unaudited)

iSHARES® U.S. INSURANCE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

INSURANCE BROKERS — 2.03%
Arthur J Gallagher & Co.	35,230	$1,666,379
Brown & Brown Inc.	24,210	795,541

		2,461,920

LIFE & HEALTH INSURANCE — 32.76%
Aflac Inc.	91,018	5,661,320
American Equity Investment Life Holding Co.	16,204	437,184
CNO Financial Group Inc.	41,282	757,525
FBL Financial Group Inc. Class A	2,191	126,465
Lincoln National Corp.	53,076	3,143,161
MetLife Inc.	234,075	13,105,859
National Western Life Insurance Co. Class A	474	113,518
Primerica Inc.	10,808	493,817
Principal Financial Group Inc.	57,489	2,948,611
Prudential Financial Inc.	95,029	8,316,938
StanCorp Financial Group Inc.	8,842	668,544
Symetra Financial Corp.	19,919	481,442
Torchmark Corp.	26,452	1,540,035
Unum Group	52,338	1,871,083

		39,665,502

MULTI-LINE INSURANCE — 23.75%
American Financial Group Inc./OH	15,488	1,007,340
American International Group Inc.	279,719	17,292,229
American National Insurance Co.	1,810	185,199
Assurant Inc.	14,244	954,348
Genworth Financial Inc. Class Aa	104,275	789,362
Hartford Financial Services Group Inc. (The)	88,090	3,661,901
HCC Insurance Holdings Inc.	20,074	1,542,486
Horace Mann Educators Corp.	8,651	314,723
Kemper Corp.	10,353	399,108
Loews Corp.	62,323	2,400,059
National General Holdings Corp.	10,035	209,029

		28,755,784

OTHER DIVERSIFIED FINANCIAL SERVICES — 1.73%
Voya Financial Inc.	45,147	2,097,981

		2,097,981

PROPERTY & CASUALTY INSURANCE — 38.19%
ACE Ltd.	68,512	6,966,300
Allied World Assurance Co. Holdings AG	20,012	864,919
Allstate Corp. (The)	85,802	5,565,976
Ambac Financial Group Inc.[a]	9,266	154,186
AMERISAFE Inc.	3,992	187,863
AmTrust Financial Services Inc.[b]	6,760	442,848
Arch Capital Group Ltd.[a]	26,017	1,742,098
Argo Group International Holdings Ltd.	5,873	327,126
Assured Guaranty Ltd.	31,646	759,187
Axis Capital Holdings Ltd.	21,170	1,129,843
Chubb Corp. (The)	48,196	4,585,367
Cincinnati Financial Corp.	31,028	1,556,985

Security	Shares	Value

CNA Financial Corp.	5,682	$217,109
Employers Holdings Inc.	6,706	152,763
Erie Indemnity Co. Class A	5,168	424,138
First American Financial Corp.[b]	22,723	845,523
Hanover Insurance Group Inc. (The)	9,264	685,814
Infinity Property & Casualty Corp.	2,411	182,850
Markel Corp.[a]	2,928	2,344,391
MBIA Inc.[a]	32,470	195,145
Mercury General Corp.	7,495	417,097
Navigators Group Inc. (The)[a]	2,301	178,465
Old Republic International Corp.	50,568	790,378
OneBeacon Insurance Group Ltd. Class A	4,814	69,851
ProAssurance Corp.	11,514	532,062
Progressive Corp. (The)	111,996	3,116,849
RLI Corp.	7,811	401,407
Safety Insurance Group Inc.	2,666	153,855
Selective Insurance Group Inc.	11,974	335,871
Travelers Companies Inc. (The)	66,856	6,462,301
United Fire Group Inc.	4,419	144,766
White Mountains Insurance Group Ltd.	1,256	822,605
WR Berkley Corp.	20,949	1,087,882
XL Group PLC	64,322	2,392,778

		46,236,598
REINSURANCE — 1.31%
Alleghany Corp.[a]	3,369	1,579,252

		1,579,252

TOTAL COMMON STOCKS
(Cost: $100,152,778)		120,797,037

SHORT-TERM INVESTMENTS — 0.64%

MONEY MARKET FUNDS — 0.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	587,145	587,145
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	34,239	34,239
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	148,736	148,736

		770,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $770,120)		770,120

TOTAL INVESTMENTS IN SECURITIES — 100.41%
(Cost: $100,922,898)		121,567,157
Other Assets, Less Liabilities — (0.41)%		(497,325)

NET ASSETS — 100.00%		$121,069,832

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

387

Schedule of Investments (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 102.89%

HEALTH CARE EQUIPMENT — 88.90%
Abbott Laboratories	1,539,664	$75,566,709
ABIOMED Inc.[a,b]	104,769	6,886,466
Accuray Inc.[a,b]	341,180	2,299,553
Analogic Corp.	44,353	3,499,452
Baxter International Inc.	689,136	48,191,281
Becton Dickinson and Co.	281,216	39,834,246
Boston Scientific Corp.[a]	1,913,344	33,866,189
Cantel Medical Corp.	106,641	5,723,422
Cardiovascular Systems Inc.[a]	109,214	2,888,710
CR Bard Inc.	127,188	21,710,992
Cynosure Inc. Class Aa,b	83,696	3,228,992
DexCom Inc.[a,b]	163,708	13,093,366
Edwards Lifesciences Corp.[a]	177,232	25,243,154
GenMark Diagnostics Inc.[a]	187,463	1,698,415
Globus Medical Inc. Class Aa,b	202,208	5,190,679
HeartWare International Inc.[a,b]	55,280	4,018,303
Hill-Rom Holdings Inc.	147,922	8,036,602
Hologic Inc.[a,b]	461,390	17,560,503
IDEXX Laboratories Inc.[a,b]	198,228	12,714,344
Insulet Corp.[a]	173,423	5,373,512
Integra LifeSciences Holdings Corp.[a]	77,206	5,201,368
Intuitive Surgical Inc.[a]	56,503	27,375,704
Invacare Corp.	117,176	2,534,517
Masimo Corp.[a]	144,853	5,611,605
Medtronic PLC	1,309,507	97,034,469
Natus Medical Inc.[a,b]	106,830	4,546,685
Nevro Corp.[a,b]	52,427	2,817,951
NuVasive Inc.[a]	134,767	6,385,260
NxStage Medical Inc.[a,b]	214,853	3,069,175
ResMed Inc.	273,057	15,392,223
Sirona Dental Systems Inc.[a]	121,035	12,154,335
St. Jude Medical Inc.	415,321	30,347,506
STERIS Corp.	144,861	9,334,843
Stryker Corp.	404,004	38,610,662
Teleflex Inc.	90,774	12,295,338
Thoratec Corp.[a]	149,288	6,653,766
Tornier NVa	129,704	3,241,303
Varian Medical Systems Inc.[a,b]	191,243	16,127,522
Wright Medical Group Inc.[a]	165,883	4,356,088
Zeltiq Aesthetics Inc.[a]	110,527	3,257,231
Zimmer Biomet Holdings Inc.	258,115	28,193,901

		671,166,342
HEALTH CARE SUPPLIES — 0.83%
Atrion Corp.	6,194	2,429,968
OraSure Technologies Inc.[a,b]	281,077	1,515,005
Vascular Solutions Inc.[a]	67,749	2,352,245

		6,297,218
HEALTH CARE TECHNOLOGY — 0.59%
Omnicell Inc.[a]	117,659	4,436,921

		4,436,921

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 12.57%
Bio-Rad Laboratories Inc. Class Aa	53,291	$8,026,157
Bruker Corp.[a,b]	314,216	6,413,149
Fluidigm Corp.[a,b]	113,652	2,750,378
Thermo Fisher Scientific Inc.	453,243	58,812,812
Waters Corp.[a]	147,018	18,874,171

		94,876,667

TOTAL COMMON STOCKS
(Cost: $720,735,811)		776,777,148

SHORT-TERM INVESTMENTS — 6.37%

MONEY MARKET FUNDS — 6.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	44,689,080	44,689,080
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	2,606,009	2,606,009
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	778,157	778,157

		48,073,246

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,073,246)		48,073,246

TOTAL INVESTMENTS IN SECURITIES — 109.26%
(Cost: $768,809,057)		824,850,394

SHORT POSITIONS[f] — (2.93)%

COMMON STOCKS — (2.93)%
Baxalta Inc.[a]	(689,136)	(22,097,566)

		(22,097,566)

TOTAL SHORT POSITIONS
(Proceeds: $22,097,566)		(22,097,566)
Other Assets, Less Liabilities — (6.33)%		(47,770,038)

NET ASSETS — 100.00%		$754,982,790

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

388

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 100.00%

OIL & GAS EXPLORATION & PRODUCTION — 73.80%
Anadarko Petroleum Corp.	377,907	$29,499,420
Antero Resources Corp.[a]	43,343	1,488,399
Apache Corp.	280,550	16,168,097
Approach Resources Inc.[a,b]	27,332	187,224
Bill Barrett Corp.[a,b]	36,676	315,047
Bonanza Creek Energy Inc.[a,b]	28,823	526,020
Cabot Oil & Gas Corp.	307,694	9,704,669
California Resources Corp.	230,111	1,389,870
Carrizo Oil & Gas Inc.[a,b]	35,106	1,728,619
Chesapeake Energy Corp.	384,963	4,300,037
Cimarex Energy Co.	69,682	7,686,621
Clayton Williams Energy Inc.[a,b]	4,383	288,182
Cobalt International Energy Inc.[a]	221,533	2,151,085
Concho Resources Inc.[a,b]	89,283	10,165,762
ConocoPhillips	917,342	56,333,972
Continental Resources Inc./OKa,b	63,769	2,703,168
Denbury Resources Inc.[b]	265,750	1,690,170
Devon Energy Corp.	287,497	17,103,197
Diamondback Energy Inc.[a,b]	46,860	3,532,307
Eclipse Resources Corp.[a,b]	31,273	164,496
Energen Corp.	58,616	4,003,473
Energy XXI Ltd.[b]	69,896	183,826
EOG Resources Inc.	408,413	35,756,558
EP Energy Corp. Class Aa,b	27,530	350,457
EQT Corp.	113,334	9,218,588
EXCO Resources Inc.[b]	123,562	145,803
Gulfport Energy Corp.[a]	79,321	3,192,670
Halcon Resources Corp.[a,b]	296,759	344,240
Hess Corp.	181,727	12,153,902
Kosmos Energy Ltd.[a]	80,783	681,001
Laredo Petroleum Inc.[a,b]	92,424	1,162,694
Magnum Hunter Resources Corp.[a,b]	147,575	275,965
Marathon Oil Corp.	502,138	13,326,743
Matador Resources Co.[a,b]	58,461	1,461,525
Memorial Resource Development Corp.[a,b]	53,997	1,024,323
Murphy Oil Corp.	124,434	5,172,721
Newfield Exploration Co.[a]	121,088	4,373,699
Noble Energy Inc.	287,914	12,288,170
Northern Oil and Gas Inc.[a,b]	42,651	288,747
Oasis Petroleum Inc.[a,b]	103,271	1,636,845
Parsley Energy Inc. Class Aa	44,067	767,647
PDC Energy Inc.[a,b]	29,843	1,600,779
Penn Virginia Corp.[a,b]	52,907	231,733
Pioneer Natural Resources Co.	111,074	15,404,853
QEP Resources Inc.	120,667	2,233,546
Range Resources Corp.	123,863	6,116,355
Rice Energy Inc.[a,b]	54,711	1,139,630
Rosetta Resources Inc.[a]	56,193	1,300,306
RSP Permian Inc.[a,b]	35,666	1,002,571
Sanchez Energy Corp.[a,b]	40,086	392,843
SandRidge Energy Inc.[a,b]	287,547	252,179
SM Energy Co.	50,090	2,310,151
Southwestern Energy Co.[a,b]	287,872	6,543,331
Stone Energy Corp.[a,b]	42,270	532,179
Synergy Resources Corp.[a,b]	67,409	770,485
Triangle Petroleum Corp.[a,b]	49,146	246,713

Security	Shares	Value

Ultra Petroleum Corp.[a,b]	114,152	$1,429,183
Whiting Petroleum Corp.[a,b]	151,834	5,101,622
WPX Energy Inc.[a,b]	151,910	1,865,455

		323,409,873
OIL & GAS REFINING & MARKETING — 22.88%
Clean Energy Fuels Corp.[a,b]	51,130	287,351
CVR Energy Inc.	11,620	437,377
Delek U.S. Holdings Inc.	38,034	1,400,412
HollyFrontier Corp.	145,790	6,223,775
Marathon Petroleum Corp.	404,189	21,143,127
PBF Energy Inc.	63,615	1,807,938
Phillips 66	403,496	32,505,638
Tesoro Corp.	93,681	7,907,613
Valero Energy Corp.	378,410	23,688,466
Western Refining Inc.	52,480	2,289,178
World Fuel Services Corp.	53,629	2,571,510

		100,262,385
OIL & GAS STORAGE & TRANSPORTATION — 3.32%
Cheniere Energy Inc.[a]	163,865	11,349,290
Targa Resources Corp.	35,911	3,203,979

		14,553,269

TOTAL COMMON STOCKS
(Cost: $545,671,699)		438,225,527

WARRANTS — 0.00%

OIL & GAS EXPLORATION & PRODUCTION — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a,b]	12,939	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 6.77%

MONEY MARKET FUNDS — 6.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	27,637,607	27,637,607
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,611,665	1,611,665

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

June 30, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	423,358	$423,358

		29,672,630

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,672,630)		29,672,630

TOTAL INVESTMENTS IN SECURITIES — 106.77%
(Cost: $575,344,329)		467,898,157
Other Assets, Less Liabilities — (6.77)%		(29,680,167)

NET ASSETS — 100.00%		$438,217,990

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

390

Schedule of Investments (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.78%

INDUSTRIAL MACHINERY — 0.78%
Chart Industries Inc.[a,b]	71,565	$2,558,449

		2,558,449
OIL & GAS DRILLING — 18.05%
Atwood Oceanics Inc.	119,561	3,161,193
Diamond Offshore Drilling Inc.[b]	130,737	3,374,322
Ensco PLC Class A	343,863	7,657,829
Helmerich & Payne Inc.	144,281	10,160,268
Nabors Industries Ltd.	460,247	6,641,364
Noble Corp. PLC	387,390	5,961,932
Parker Drilling Co.[a,b]	354,071	1,175,516
Patterson-UTI Energy Inc.	255,340	4,804,222
Pioneer Energy Services Corp.[a]	184,631	1,170,561
Rowan Companies PLC Class A	223,286	4,713,567
Transocean Ltd.[b]	485,229	7,821,892
Unit Corp.[a,b]	99,203	2,690,385

		59,333,051
OIL & GAS EQUIPMENT & SERVICES — 80.95%
Baker Hughes Inc.	415,422	25,631,537
Basic Energy Services Inc.[a,b]	114,405	863,758
Bristow Group Inc.	67,138	3,578,455
C&J Energy Services Ltd.[a,b]	117,102	1,545,746
Cameron International Corp.[a]	239,842	12,560,526
CARBO Ceramics Inc.[b]	47,806	1,990,164
Core Laboratories NV	64,357	7,339,272
Dresser-Rand Group Inc.[a]	109,322	9,312,048
Dril-Quip Inc.[a,b]	67,747	5,097,962
Era Group Inc.[a]	59,185	1,212,109
Exterran Holdings Inc.	129,107	4,215,344
FMC Technologies Inc.[a]	292,333	12,128,896
Forum Energy Technologies Inc.[a,b]	134,975	2,737,293
Frank’s International NV	88,184	1,661,387
Gulfmark Offshore Inc. Class A	81,753	948,335
Halliburton Co.	743,914	32,040,376
Helix Energy Solutions Group Inc.[a]	204,750	2,585,992
Hornbeck Offshore Services Inc.[a,b]	82,996	1,703,908
Matrix Service Co.[a]	75,487	1,379,902
McDermott International Inc.[a,b]	512,945	2,739,126
National Oilwell Varco Inc.	412,275	19,904,637
Newpark Resources Inc.[a,b]	213,617	1,736,706
Oceaneering International Inc.	150,698	7,021,020
Oil States International Inc.[a,b]	98,339	3,661,161
PHI Inc.[a]	37,070	1,112,841
RPC Inc.	145,997	2,019,138
Schlumberger Ltd.	828,387	71,398,676
SEACOR Holdings Inc.[a,b]	38,440	2,726,934
Superior Energy Services Inc.	253,347	5,330,421
Tesco Corp.	104,761	1,141,895
TETRA Technologies Inc.[a,b]	219,691	1,401,629
Tidewater Inc.[b]	107,450	2,442,338
U.S. Silica Holdings Inc.[b]	108,145	3,175,137

Security	Shares	Value

Weatherford International PLC[a]	952,484	$11,686,979

		266,031,648

TOTAL COMMON STOCKS
(Cost: $439,638,330)		327,923,148

SHORT-TERM INVESTMENTS — 9.98%

MONEY MARKET FUNDS — 9.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	30,738,013	30,738,013
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	1,792,463	1,792,463
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	269,422	269,422

		32,799,898

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,799,898)		32,799,898

TOTAL INVESTMENTS IN SECURITIES — 109.76%
(Cost: $472,438,228)		360,723,046
Other Assets, Less Liabilities — (9.76)%		(32,088,976)

NET ASSETS — 100.00%		$328,634,070

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

391

Schedule of Investments (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.90%

BIOTECHNOLOGY — 12.87%
Aegerion Pharmaceuticals Inc.[a,b]	221,680	$4,205,271
AMAG Pharmaceuticals Inc.[a,b]	237,677	16,413,974
Anacor Pharmaceuticals Inc.[a]	285,736	22,124,538
ARIAD Pharmaceuticals Inc.[a,b]	1,786,984	14,778,358
Infinity Pharmaceuticals Inc.[a,b]	886,957	9,712,179
Ironwood Pharmaceuticals Inc.[a,b]	1,237,019	14,918,449
KYTHERA Biopharmaceuticals Inc.[a]	242,168	18,237,672
Merrimack Pharmaceuticals Inc.[a,b]	1,203,070	14,875,961
NewLink Genetics Corp.[a,b]	206,000	9,119,620
Spectrum Pharmaceuticals Inc.[a,b]	1,388,494	9,497,299
TESARO Inc.[a,b]	265,188	15,590,402

		149,473,723
PHARMACEUTICALS — 87.03%
Akorn Inc.[a,b]	458,967	20,038,499
Allergan PLC[a]	263,360	79,919,226
Bristol-Myers Squibb Co.	1,175,088	78,190,356
Catalent Inc.[a]	662,697	19,436,903
Depomed Inc.[a,b]	677,568	14,540,609
Eli Lilly & Co.	826,400	68,996,136
Endo International PLC[a]	459,388	36,590,254
Hospira Inc.[a]	413,877	36,715,029
Impax Laboratories Inc.[a,b]	426,524	19,585,982
Intra-Cellular Therapies Inc.[a]	420,542	13,436,317
Jazz Pharmaceuticals PLC[a]	181,076	31,882,051
Johnson & Johnson	1,103,755	107,571,962
Lannett Co. Inc.[a,b]	270,816	16,097,303
Mallinckrodt PLC[a]	288,861	34,004,717
Medicines Co. (The)[a,b]	578,109	16,539,699
Merck & Co. Inc.	1,521,306	86,607,951
Mylan NVa	641,669	43,543,658
Pacira Pharmaceuticals Inc./DEa,b	247,492	17,502,634
Perrigo Co. PLC	243,087	44,929,770
Pfizer Inc.	2,880,925	96,597,415
Prestige Brands Holdings Inc.[a,b]	406,331	18,788,745
Relypsa Inc.[a,b]	365,508	12,094,660
Sagent Pharmaceuticals Inc.[a,b]	438,474	10,659,303
TherapeuticsMD Inc.[a,b]	1,627,317	12,790,712
Theravance Biopharma Inc.[a,b]	637,286	8,297,464
Theravance Inc.[b]	835,860	15,103,990
VIVUS Inc.[a,b]	3,155,051	7,445,920
Zoetis Inc.	884,967	42,673,109

		1,010,580,374

TOTAL COMMON STOCKS
(Cost: $969,611,190)		1,160,054,097

SHORT-TERM INVESTMENTS — 13.16%

MONEY MARKET FUNDS — 13.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	143,703,833	143,703,833

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	8,379,976	$8,379,976
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	793,829	793,829

		152,877,638

TOTAL SHORT-TERM INVESTMENTS
(Cost: $152,877,638)		152,877,638

TOTAL INVESTMENTS IN SECURITIES — 113.06%
(Cost: $1,122,488,828)		1,312,931,735
Other Assets, Less Liabilities — (13.06)%		(151,671,427)

NET ASSETS — 100.00%		$1,161,260,308

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

392

Schedule of Investments (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2015

Security	Shares	Value

PREFERRED STOCKS — 97.17%

AUTOMOBILES — 6.69%
BAC Capital Trust VIII, 6.00%	1,733,612	$43,895,056
Countrywide Capital IV, 6.75%	1,649,960	41,842,986
Countrywide Capital V, 7.00%	4,859,382	125,129,086
Deutsche Bank Contingent Capital Trust II, 6.55%[a]	2,478,951	65,221,201
Deutsche Bank Contingent Capital Trust III, 7.60%	6,033,740	163,454,017
Deutsche Bank Contingent Capital Trust V, 8.05%[a]	4,242,580	118,071,001
GMAC Capital Trust I Series 2, 8.13%[b]	8,121,744	211,002,909
Goldman Sachs Group Inc. (The), 6.13%	4,246,607	107,609,021

		876,225,277
BANKS — 35.02%
Bank of America Corp. Series 3, 6.38%[a]	2,144,682	53,917,306
Bank of America Corp. Series 4, 4.00%[b]	715,972	15,307,481
Bank of America Corp. Series 5, 4.00%[b]	802,409	16,946,878
Bank of America Corp. Series D, 6.20%	1,279,429	32,203,228
Bank of America Corp. Series H, 3.00%[b]	703,625	13,537,745
Bank of America Corp. Series I, 6.63%[a]	664,670	16,942,438
Bank of America Corp. Series W, 6.63%	2,156,000	55,042,680
Bank of America Corp. Series Y, 6.50%	2,177,848	54,947,105
Barclays Bank PLC Series 2, 6.63%	2,329,537	59,193,535
Barclays Bank PLC Series 3, 7.10%	4,212,634	109,444,231
Barclays Bank PLC Series 4, 7.75%	3,539,571	91,710,285
Barclays Bank PLC Series 5, 8.13%[a]	8,065,759	209,709,734
BB&T Corp., 5.85%	1,801,945	44,778,333
BB&T Corp. Series E, 5.63%	3,536,500	85,335,745
BB&T Corp. Series F, 5.20%[a]	1,429,808	32,899,882
BB&T Corp. Series G, 5.20%	1,585,844	36,426,837
Citigroup Inc. Series C, 5.80%[a]	1,865,181	46,461,659
Citigroup Inc. Series J, 7.13%[b]	3,035,939	83,093,650
Citigroup Inc. Series K, 6.88%[b]	4,570,840	121,858,594
Citigroup Inc. Series L, 6.88%	960,520	25,376,938
City National Corp./CA Series C, 5.50%	604,069	14,521,819
Commerce Bancshares Inc./MO Series B, 6.00%[a]	524,359	13,276,770
Cullen/Frost Bankers Inc., 5.38%[a]	527,415	12,911,119
Fifth Third Bancorp Series I, 6.63%[b]	1,420,325	40,053,165
First Niagara Financial Group Inc. Series B, 8.63%[b]	1,126,800	30,423,600
First Republic Bank/CA, 5.50%	650,953	15,023,995
First Republic Bank/CA, 5.63%[a]	521,314	12,396,847
First Republic Bank/CA, 7.00%	666,091	18,237,572
First Republic Bank/CA Series A, 6.70%	675,936	17,472,946
First Republic Bank/CA Series B, 6.20%	520,719	13,262,713
HSBC Holdings PLC, 8.13%	6,700,514	174,950,421
HSBC Holdings PLC Series 2, 8.00%	11,559,198	299,267,636
HSBC Holdings PLC Series A, 6.20%	4,439,805	112,016,280
HSBC USA Inc. Series F, 3.50%[b]	1,642,516	36,792,358
HSBC USA Inc. Series G, 4.00%[b]	1,203,693	28,563,635
ING Groep NV, 6.13%	2,181,276	55,448,036
ING Groep NV, 6.20%	1,578,911	40,388,543
ING Groep NV, 6.38%	3,219,823	82,330,874
ING Groep NV, 7.05%	2,477,718	63,949,902
ING Groep NV, 7.20%	3,387,211	87,322,300
ING Groep NV, 7.38%	4,595,648	114,799,287
JPMorgan Chase & Co. Series O, 5.50%[a]	2,441,300	57,736,745
JPMorgan Chase & Co. Series P, 5.45%	1,896,913	44,729,209
JPMorgan Chase & Co. Series T, 6.70%	1,851,346	48,560,806

Security	Shares	Value

JPMorgan Chase & Co. Series W, 6.30%[a]	1,724,800	$43,551,200
JPMorgan Chase & Co. Series Y, 6.13%	2,797,106	69,675,910
Lloyds Banking Group PLC, 7.75%	2,668,202	66,651,686
National Westminster Bank PLC Series C, 7.76%	814,056	20,904,958
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,c]	4,603,196	126,311,698
PNC Financial Services Group Inc. (The) Series Q, 5.38%[c]	1,518,943	36,667,284
RBS Capital Funding Trust VII Series G, 6.08%	5,546,020	135,489,269
Regions Financial Corp. Series A, 6.38%	1,580,347	39,777,334
Regions Financial Corp. Series B, 6.38%[a,b]	1,575,292	40,500,757
Royal Bank of Scotland Group PLC Series H, 7.25%	774,101	19,724,093
Royal Bank of Scotland Group PLC Series L, 5.75%[a]	2,332,619	56,519,358
Royal Bank of Scotland Group PLC Series M, 6.40%	1,813,030	45,162,577
Royal Bank of Scotland Group PLC Series N, 6.35%	1,742,871	43,327,773
Royal Bank of Scotland Group PLC Series P, 6.25%	798,814	19,770,647
Royal Bank of Scotland Group PLC Series Q, 6.75%	1,629,494	41,226,198
Royal Bank of Scotland Group PLC Series R, 6.13%	818,380	20,099,413
Royal Bank of Scotland Group PLC Series S, 6.60%	2,072,973	51,699,947
Royal Bank of Scotland Group PLC Series T, 7.25%	3,937,499	99,894,350
Santander Finance Preferred SAU Series 6, 4.00%[a,b]	708,714	16,094,895
SunTrust Banks Inc. Series E, 5.88%	1,425,891	34,706,187
Texas Capital Bancshares Inc. Series A, 6.50%[a]	521,913	13,152,208
U.S. Bancorp/MN Series B, 3.50%[a,b]	3,101,875	68,768,569
U.S. Bancorp/MN Series F, 6.50%[b]	3,396,129	95,838,760
U.S. Bancorp/MN Series G, 6.00%[b]	3,374,083	89,851,830
U.S. Bancorp/MN Series H, 5.15%[a]	1,575,421	38,393,010
UBS Preferred Funding Trust IV Series D, 0.89%[b]	989,894	18,807,986
Wells Fargo & Co., 5.20%[a]	2,336,671	54,210,767
Wells Fargo & Co., 5.85%[b]	5,393,028	137,522,214
Wells Fargo & Co., 6.63%[b]	2,616,099	72,204,332
Wells Fargo & Co. Series J, 8.00%	6,667,680	188,028,576
Wells Fargo & Co. Series O, 5.13%[a]	2,032,796	47,079,555
Wells Fargo & Co. Series P, 5.25%	1,956,517	47,269,451
Wells Fargo & Co. Series T, 6.00%	1,568,000	39,670,400
Zions BanCorp. Series H, 5.75%	441,244	10,528,082

		4,588,652,136
CAPITAL MARKETS — 12.22%
Affiliated Managers Group Inc., 6.38%[a]	677,207	17,424,536
Allied Capital Corp., 6.88%	763,313	19,082,825
Apollo Investment Corp., 6.63%	526,877	13,229,881
Ares Capital Corp., 7.75%	676,196	17,128,045
Bank of New York Mellon Corp. (The), 5.20%[a]	1,889,780	45,392,516
BGC Partners Inc., 8.13%	384,620	10,519,357
Charles Schwab Corp. (The) Series B, 6.00%	966,430	24,904,901
Goldman Sachs Group Inc. (The), 5.95%	1,699,613	42,337,360
Goldman Sachs Group Inc. (The), 6.50%	1,890,547	49,645,764
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,433,757	28,388,389
Goldman Sachs Group Inc. (The) Series B, 6.20%[a]	1,396,530	35,346,174
Goldman Sachs Group Inc. (The) Series D, 4.00%[b]	2,692,115	54,649,935
Goldman Sachs Group Inc. (The) Series J, 5.50%[b]	3,266,120	80,085,262
Goldman Sachs Group Inc. (The) Series K, 6.38%[b]	1,457,944	37,862,806
KKR Financial Holdings LLC, 8.38%	843,338	22,694,226
KKR Financial Holdings LLC Series A, 7.38%	1,192,493	31,147,917
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%	1,147,728	28,406,268
Merrill Lynch Capital Trust I Series K, 6.45%[b]	3,396,863	85,702,853
Merrill Lynch Capital Trust II, 6.45%[b]	3,067,375	77,389,871
Merrill Lynch Capital Trust III, 7.38%[b]	2,420,920	61,951,343
Merrill Lynch Preferred Capital Trust III, 7.00%	2,419,369	61,742,297
Merrill Lynch Preferred Capital Trust IV, 7.12%[a]	1,327,596	33,906,802
Merrill Lynch Preferred Capital Trust V Series F, 7.28%	2,739,897	70,223,560
Morgan Stanley, 6.88%[b]	1,666,000	44,448,880
Morgan Stanley Series A, 4.00%[b]	1,969,539	40,749,762

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2015

Security	Shares	Value

Morgan Stanley Series E, 7.13%[b]	1,690,500	$47,249,475
Morgan Stanley Series G, 6.63%	1,041,648	27,030,766
Morgan Stanley Series I, 6.38%[b]	1,960,000	49,901,600
Morgan Stanley Capital Trust III, 6.25%	2,876,150	73,428,110
Morgan Stanley Capital Trust IV, 6.25%	2,037,484	51,833,593
Morgan Stanley Capital Trust V, 5.75%	1,651,097	41,706,710
Morgan Stanley Capital Trust VIII Series VIII, 6.45%	2,698,881	68,416,633
Northern Trust Corp. Series C, 5.85%[a]	784,000	20,054,720
Raymond James Financial Inc., 6.90%	1,144,565	29,941,820
State Street Corp., 6.00%	2,345,949	58,719,103
State Street Corp. Series C, 5.25%[a]	1,583,495	38,573,938
State Street Corp. Series D, 5.90%[b]	2,325,253	59,689,245

		1,600,907,243
COMMERCIAL SERVICES & SUPPLIES — 0.26%
Pitney Bowes Inc., 6.70%	1,350,352	34,366,458

		34,366,458
CONSUMER FINANCE — 2.64%
Ally Financial Inc. Series A, 8.50%[b]	2,639,692	69,819,853
Capital One Financial Corp. Series B, 6.00%	2,706,804	66,722,719
Capital One Financial Corp. Series C, 6.25%[a]	1,577,358	39,528,591
Capital One Financial Corp. Series D, 6.70%	1,576,985	41,001,610
Discover Financial Services Series B, 6.50%	1,811,074	46,128,055
HSBC Finance Corp. Series B, 6.36%	1,801,532	45,254,484
Navient Corp., 1.93%[b]	673,914	16,409,806
Navient Corp., 6.00%	985,097	21,327,350

		346,192,468
DIVERSIFIED FINANCIAL SERVICES — 3.09%
Citigroup Capital XIII, 7.88%[b]	6,950,256	180,428,646
General Electric Capital Corp., 4.88%	4,552,279	112,586,545
RBS Capital Funding Trust V Series E, 5.90%	3,948,196	95,664,789
RBS Capital Funding Trust VI Series F, 6.25%	678,735	16,690,094

		405,370,074
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.41%
Intelsat SA Series A, 5.75%	321,289	9,214,569
Qwest Corp., 7.00%[a]	2,920,330	75,008,149
Qwest Corp., 7.38%	2,073,065	53,878,959
Qwest Corp., 7.50%	1,803,562	47,072,968

		185,174,645
ELECTRIC UTILITIES — 2.79%
Duke Energy Corp., 5.13%	1,582,560	38,820,197
Entergy Arkansas Inc., 4.90%	673,398	16,080,744
Entergy Arkansas Inc., 5.75%[a]	750,831	18,943,466
Entergy Louisiana LLC, 5.25%	673,524	16,346,427
FPL Group Capital Trust I, 5.88%[a]	975,303	24,665,413
NextEra Energy Capital Holdings Inc., 5.00%[a]	1,432,188	32,496,346
NextEra Energy Capital Holdings Inc. Series G, 5.70%[a]	1,274,360	30,712,076
NextEra Energy Capital Holdings Inc. Series H, 5.63%	1,125,336	27,064,331
NextEra Energy Capital Holdings Inc. Series I, 5.13%	1,587,168	35,854,125
PPL Capital Funding Inc. Series B, 5.90%	1,425,473	35,308,966
SCE Trust I, 5.63%	1,502,202	36,173,024
SCE Trust II, 5.10%	1,280,273	29,228,633

Security	Shares	Value

SCE Trust III, 5.75%[b]	877,358	$23,355,270

		365,049,018
FOOD PRODUCTS — 1.28%
CHS Inc., 6.75%[b]	1,589,163	40,396,523
CHS Inc., 8.00%	998,746	29,962,380
CHS Inc. Series 1, 7.88%[a]	924,186	25,794,031
CHS Inc. Series 2, 7.10%[b]	1,378,608	36,105,744
CHS Inc. Series 4, 7.50%	1,289,173	34,859,238

		167,117,916
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.24%
Dynegy Inc. Series A, 5.38%	321,380	31,945,172

		31,945,172
INSURANCE — 8.22%
Aegon NV, 6.38%	3,096,203	77,807,581
Aegon NV, 6.50%	1,589,491	40,579,705
Aegon NV, 8.00%	1,656,165	45,842,647
Aegon NV Series 1, 4.00%[b]	817,252	19,769,326
Aflac Inc., 5.50%	1,580,834	38,509,116
Allstate Corp. (The), 5.10%[b]	1,591,417	39,896,824
Allstate Corp. (The), 5.63%	938,056	23,132,461
Allstate Corp. (The) Series C, 6.75%	1,231,475	32,535,570
Allstate Corp. (The) Series E, 6.63%	2,316,031	60,703,173
Allstate Corp. (The) Series F, 6.25%	828,454	20,976,455
American Financial Group Inc./OH, 6.38%[a]	763,303	19,563,456
AmTrust Financial Services Inc. Series A, 6.75%	418,540	10,480,242
AmTrust Financial Services Inc. Series B, 7.25%[a]	392,527	9,883,830
AmTrust Financial Services Inc. Series D, 7.50%	579,132	14,576,753
Arch Capital Group Ltd. Series C, 6.75%[a]	1,047,909	26,742,638
Argo Group U.S. Inc., 6.50%	500,714	12,628,007
Assured Guaranty Municipal Holdings Inc., 6.25%[a]	765,103	18,469,586
Aviva PLC, 8.25%[a]	1,272,779	34,237,755
Axis Capital Holdings Ltd. Series C, 6.88%[a]	1,278,777	32,800,630
Axis Capital Holdings Ltd. Series D, 5.50%[a]	758,705	17,875,090
Endurance Specialty Holdings Ltd. Series A, 7.75%	676,940	17,370,280
Endurance Specialty Holdings Ltd. Series B, 7.50%[a]	765,244	19,873,387
Hartford Financial Services Group Inc. (The), 7.88%[b]	1,871,214	55,649,904
MetLife Inc. Series A, 4.00%[a,b]	1,880,113	45,799,553
PartnerRe Ltd. Series D, 6.50%[a]	765,557	19,292,036
PartnerRe Ltd. Series E, 7.25%[a]	1,200,755	31,171,600
PartnerRe Ltd. Series F, 5.88%	828,093	20,015,008
Phoenix Companies Inc. (The), 7.45%[a]	849,326	17,275,291
Protective Life Corp., 6.00%	521,197	13,108,105
Protective Life Corp., 6.25%	933,588	23,937,196
Prudential Financial Inc., 5.70%[a]	2,216,540	55,214,011
Prudential Financial Inc., 5.75%[a]	1,811,477	44,834,056
Prudential PLC, 6.50%	970,554	24,710,305
Prudential PLC, 6.75%	820,430	20,986,599
Reinsurance Group of America Inc., 6.20%[b]	1,268,797	34,549,342
RenaissanceRe Holdings Ltd. Series E, 5.38%[a]	904,323	20,482,916
Selective Insurance Group Inc., 5.88%[a]	627,121	15,571,414

		1,076,851,848
MACHINERY — 0.44%
Stanley Black & Decker Inc., 5.75%	2,336,825	57,976,628

		57,976,628

394

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2015

Security	Shares	Value

MARINE — 0.45%
Navios Maritime Holdings Inc., 8.63%	411,411	$7,816,809
Seaspan Corp. Series C, 9.50%	1,128,303	29,144,067
Seaspan Corp. Series D, 7.95%	435,413	10,880,971
Seaspan Corp. Series E, 8.25%	458,854	11,567,709

		59,409,556
MEDIA — 0.18%
Comcast Corp., 5.00%	935,398	23,441,074

		23,441,074
METALS & MINING — 1.48%
Alcoa Inc. Series 1, 5.38%[a]	1,929,591	76,276,732
ArcelorMittal, 6.00%	6,878,027	107,366,002
Cliffs Natural Resources Inc., 7.00%	2,448,061	10,893,871

		194,536,605
MULTI-UTILITIES — 0.31%
DTE Energy Co., 5.25%	671,962	16,631,060
DTE Energy Co., 6.50%	909,899	23,411,701

		40,042,761
OIL, GAS & CONSUMABLE FUELS — 1.85%
BreitBurn Energy Partners LP Series A, 8.25%[a]	698,564	14,739,700
Legacy Reserves LP Series B, 8.00%[b]	646,302	12,557,648
Magnum Hunter Resources Corp. Series C, 10.25%[a]	384,112	7,305,810
Magnum Hunter Resources Corp. Series D, 8.00%	393,160	12,329,498
NuStar Logistics LP, 7.63%[b]	1,281,864	33,969,396
Southwestern Energy Co. Series B, 6.25%	2,613,318	129,019,510
Teekay Offshore Partners LP Series A, 7.25%	531,196	10,836,398
Vanguard Natural Resources LLC Series B, 7.63%	612,988	13,786,100
Vanguard Natural Resources LLC Series C, 7.75%[a]	363,181	8,305,950

		242,850,010
PHARMACEUTICALS — 3.04%
Allergan PLC Series A, 5.50%	381,848	398,107,088

		398,107,088
REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.00%
American Capital Agency Corp., 8.00%	592,025	14,930,871
American Capital Agency Corp. Series B, 7.75%	596,085	14,449,100
American Homes 4 Rent Series A, 5.00%[a,d]	389,337	9,791,826
American Homes 4 Rent Series C, 5.50%[d]	613,204	15,452,741
American Realty Capital Properties Inc. Series F, 6.70%[a]	3,345,492	80,325,263
American Tower Corp., 5.50%	1,053,904	105,390,400
American Tower Corp. Series A, 5.25%	471,637	48,111,690
Annaly Capital Management Inc. Series C, 7.63%	974,384	23,511,886
Annaly Capital Management Inc. Series D, 7.50%	1,457,780	35,030,453
Apollo Residential Mortgage Inc. Series A, 8.00%	599,209	14,476,889
ARMOUR Residential REIT Inc. Series B, 7.88%	500,986	11,252,146
Boston Properties Inc., 5.25%	675,325	16,606,242
Capstead Mortgage Corp. Series E, 7.50%	575,877	13,907,430
CBL & Associates Properties Inc. Series D, 7.38%	1,436,318	36,094,671
CBL & Associates Properties Inc. Series E, 6.63%	577,853	14,787,258
Colony Capital Inc. Series A, 8.50%	827,970	21,411,304
Crown Castle International Corp. Series A, 4.50%	758,521	78,279,367

Security	Shares	Value

CYS Investments Inc. Series B, 7.50%	675,292	$15,565,481
DDR Corp. Series J, 6.50%	664,158	16,836,405
DDR Corp. Series K, 6.25%	528,245	13,322,339
Digital Realty Trust Inc. Series E, 7.00%	932,747	23,841,013
Digital Realty Trust Inc. Series F, 6.63%[a]	621,904	15,771,485
Digital Realty Trust Inc. Series G, 5.88%	829,839	19,625,692
Digital Realty Trust Inc. Series H, 7.38%	1,166,681	31,418,719
EPR Properties Series F, 6.63%	437,981	11,387,506
Equity Commonwealth, 5.75%	606,635	14,013,269
Equity Commonwealth Series E, 7.25%	897,690	22,900,072
General Growth Properties Inc. Series A, 6.38%	816,492	20,665,413
Hatteras Financial Corp. Series A, 7.63%	937,881	21,862,006
Health Care REIT Inc. Series I, 6.50%	1,113,671	66,196,604
Health Care REIT Inc. Series J, 6.50%	932,431	23,702,396
Hospitality Properties Trust Series D, 7.13%	941,806	24,063,143
Invesco Mortgage Capital Inc. Series A, 7.75%	481,718	11,643,124
Invesco Mortgage Capital Inc. Series B, 7.75%[b]	527,420	12,447,112
Kimco Realty Corp. Series H, 6.90%	601,471	15,151,055
Kimco Realty Corp. Series I, 6.00%	1,279,975	31,525,784
Kimco Realty Corp. Series J, 5.50%[a]	749,029	18,021,638
Kimco Realty Corp. Series K, 5.63%	598,680	14,470,096
MFA Financial Inc. Series B, 7.50%[a]	673,888	16,287,873
National Retail Properties Inc. Series D, 6.63%	933,620	23,994,034
National Retail Properties Inc. Series E, 5.70%	939,791	22,761,738
NorthStar Realty Finance Corp. Series B, 8.25%	1,132,242	27,513,481
NorthStar Realty Finance Corp. Series C, 8.88%	447,358	11,340,525
NorthStar Realty Finance Corp. Series D, 8.50%	673,474	16,782,972
NorthStar Realty Finance Corp. Series E, 8.75%	825,445	20,809,469
PS Business Parks Inc., 5.70%	387,489	9,156,365
PS Business Parks Inc. Series S, 6.45%	763,474	19,392,240
PS Business Parks Inc. Series T, 6.00%	1,124,842	27,693,610
PS Business Parks Inc. Series U, 5.75%	769,172	18,267,835
Public Storage Series A, 5.88%	637,082	15,895,196
Public Storage Series Q, 6.50%[a]	1,200,125	30,495,176
Public Storage Series R, 6.35%	1,538,971	39,105,253
Public Storage Series S, 5.90%	1,458,920	36,210,394
Public Storage Series T, 5.75%	1,466,713	35,655,793
Public Storage Series U, 5.63%[a]	937,917	22,857,037
Public Storage Series V, 5.38%[a]	1,567,910	36,689,094
Public Storage Series W, 5.20%	1,585,413	36,924,269
Public Storage Series X, 5.20%	749,958	17,564,016
Public Storage Series Y, 6.38%	924,041	24,145,191
Public Storage Series Z, 6.00%	934,461	23,436,282
Realty Income Corp. Series F, 6.63%	1,298,797	33,521,951
Resource Capital Corp., 8.63%[b]	436,328	9,751,931
Senior Housing Properties Trust, 5.63%	1,130,843	26,088,548
SL Green Realty Corp. Series I, 6.50%	766,457	19,743,932
Taubman Centers Inc. Series J, 6.50%	648,982	16,360,836
Taubman Centers Inc. Series K, 6.25%	581,674	14,791,970
Ventas Realty LP/Ventas Capital Corp., 5.45%	854,680	20,606,335
Vornado Realty Trust Series G, 6.63%	671,638	16,898,412
Vornado Realty Trust Series J, 6.88%	815,108	20,931,974
Vornado Realty Trust Series K, 5.70%	977,175	23,217,678
Vornado Realty Trust Series L, 5.40%	980,381	21,911,515
Wells Fargo Real Estate Investment Corp. Series A, 6.38%	913,126	23,357,763
Weyerhaeuser Co. Series A, 6.38%	1,083,181	56,325,412

		1,834,725,989
THRIFTS & MORTGAGE FINANCE — 0.19%
Astoria Financial Corp. Series C, 6.50%[a]	469,993	11,684,026
EverBank Financial Corp., 6.75%	524,981	13,150,774

		24,834,800

395

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

June 30, 2015

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 1.37%
T-Mobile U.S. Inc., 5.50%	1,378,498	$93,048,615
Telephone & Data Systems Inc., 5.88%	667,087	15,503,102
Telephone & Data Systems Inc., 6.88%	749,096	18,585,072
Telephone & Data Systems Inc., 7.00%[a]	970,644	24,343,751
U.S. Cellular Corp., 6.95%[a]	1,106,472	27,363,053

		178,843,593

TOTAL PREFERRED STOCKS (Cost: $12,776,635,616)		12,732,620,359

SHORT-TERM INVESTMENTS — 2.78%

MONEY MARKET FUNDS — 2.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,e,f]	51,260,457	51,260,457
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,e,f]	2,989,213	2,989,213
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,e]	309,840,721	309,840,721

		364,090,391

TOTAL SHORT-TERM INVESTMENTS (Cost: $364,090,391)		364,090,391

TOTAL INVESTMENTS IN SECURITIES — 99.95% (Cost: $13,140,726,007)		13,096,710,750
Other Assets, Less Liabilities — 0.05%		6,568,512

NET ASSETS — 100.00%		$13,103,279,262

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

396

Schedule of Investments (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.50%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.38%
Alexander & Baldwin Inc.	243,805	$9,605,916
St. Joe Co. (The)[a,b]	427,200	6,634,416

		16,240,332
DIVERSIFIED REITS — 4.86%
American Realty Capital Properties Inc.[b]	4,874,863	39,632,636
Cousins Properties Inc.[b]	1,118,242	11,607,352
Duke Realty Corp.	1,859,397	34,529,002
Lexington Realty Trust[b]	1,156,801	9,809,673
Liberty Property Trust[b]	806,506	25,985,623
NorthStar Realty Finance Corp.	1,479,421	23,522,794
Spirit Realty Capital Inc.[b]	2,383,829	23,051,626
Washington REIT[b]	365,621	9,487,865
WP Carey Inc.	524,039	30,886,859

		208,513,430
HEALTH CARE REITS — 9.47%
HCP Inc.[b]	2,483,571	90,575,835
Health Care REIT Inc.	1,890,862	124,097,273
Healthcare Realty Trust Inc.[b]	545,054	12,677,956
Healthcare Trust of America Inc. Class A	677,864	16,234,843
Medical Properties Trust Inc.[b]	1,132,346	14,845,056
Omega Healthcare Investors Inc.[b]	867,095	29,767,371
Senior Housing Properties Trust	1,260,337	22,118,914
Ventas Inc.	1,539,063	95,560,422

		405,877,670
HOTEL & RESORT REITS — 5.54%
DiamondRock Hospitality Co.[b]	1,088,413	13,942,571
Hospitality Properties Trust	696,596	20,075,897
Host Hotels & Resorts Inc.[b]	4,072,949	80,766,579
LaSalle Hotel Properties[b]	610,290	21,640,883
Pebblebrook Hotel Trust[b]	389,026	16,681,435
RLJ Lodging Trust	714,262	21,270,722
Ryman Hospitality Properties Inc.[b]	277,781	14,752,949
Strategic Hotels & Resorts Inc.[a,b]	1,489,458	18,052,231
Sunstone Hotel Investors Inc.[b]	1,129,722	16,957,127
Xenia Hotels & Resorts Inc.[b]	605,810	13,170,309

		237,310,703
INDUSTRIAL REITS — 3.02%
DCT Industrial Trust Inc.[b]	477,990	15,028,006
EastGroup Properties Inc.[b]	173,324	9,746,008
Prologis Inc.	2,818,549	104,568,168

		129,342,182
MORTGAGE REITS — 4.89%
American Capital Agency Corp.	1,900,971	34,920,837
Annaly Capital Management Inc.[b]	5,100,703	46,875,461
ARMOUR Residential REIT Inc.	1,968,878	5,532,547
Chimera Investment Corp.	1,113,916	15,271,788

Security	Shares	Value

Colony Capital Inc.[b]	608,833	$13,790,068
CYS Investments Inc.[b]	848,980	6,562,615
Hatteras Financial Corp.	519,548	8,468,632
Invesco Mortgage Capital Inc.	660,559	9,459,205
MFA Financial Inc.[b]	2,007,217	14,833,334
Redwood Trust Inc.[b]	452,382	7,102,397
Starwood Property Trust Inc.[b]	1,274,908	27,499,766
Two Harbors Investment Corp.	1,982,113	19,305,781

		209,622,431
OFFICE REITS — 11.01%
Alexandria Real Estate Equities Inc.	388,817	34,005,935
BioMed Realty Trust Inc.	1,099,734	21,268,856
Boston Properties Inc.	827,269	100,132,640
Brandywine Realty Trust	976,123	12,962,913
Columbia Property Trust Inc.[b]	677,099	16,622,780
Corporate Office Properties Trust	513,413	12,085,742
Douglas Emmett Inc.	735,305	19,809,117
Equity Commonwealth[a,b]	701,864	18,016,849
Highwoods Properties Inc.[b]	508,337	20,308,063
Kilroy Realty Corp.	475,371	31,921,163
Mack-Cali Realty Corp.	449,604	8,286,202
Paramount Group Inc.	781,766	13,415,105
Piedmont Office Realty Trust Inc. Class Ab	836,453	14,713,208
SL Green Realty Corp.	535,688	58,866,754
Vornado Realty Trust	943,621	89,577,941

		471,993,268
REAL ESTATE DEVELOPMENT — 0.65%
Howard Hughes Corp. (The)[a]	194,887	27,974,080

		27,974,080
REAL ESTATE OPERATING COMPANIES — 0.54%
Forest City Enterprises Inc. Class Aa	1,053,962	23,292,560

		23,292,560
REAL ESTATE SERVICES — 3.13%
CBRE Group Inc. Class Aa	1,506,175	55,728,475
Jones Lang LaSalle Inc.	242,041	41,389,011
Realogy Holdings Corp.[a]	789,418	36,881,609

		133,999,095
RESIDENTIAL REITS — 13.53%
American Campus Communities Inc.	606,543	22,860,606
American Homes 4 Rent Class A	769,494	12,342,684
Apartment Investment &qqqq Management Co. Class A	842,578	31,116,406
AvalonBay Communities Inc.	710,197	113,539,194
Camden Property Trust[b]	468,675	34,813,179
Equity Lifestyle Properties Inc.[b]	432,218	22,726,023
Equity Residential	1,958,790	137,448,294
Essex Property Trust Inc.[b]	352,294	74,862,475
Home Properties Inc.	314,526	22,976,124
Mid-America Apartment Communities Inc.[b]	406,982	29,632,359
Post Properties Inc.	295,690	16,076,665
Sun Communities Inc.[b]	272,914	16,874,273
UDR Inc.[b]	1,394,269	44,658,436

		579,926,718

397

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

June 30, 2015

Security	Shares	Value

RETAIL REITS — 18.45%
CBL & Associates Properties Inc.[b]	924,034	$14,969,351
DDR Corp.[b]	1,617,392	25,004,880
Federal Realty Investment Trust[b]	370,199	47,418,790
General Growth Properties Inc.	3,381,922	86,780,119
Kimco Realty Corp.	2,221,193	50,065,690
Kite Realty Group Trust	454,333	11,117,529
Macerich Co. (The)	760,094	56,703,012
National Retail Properties Inc.[b]	723,228	25,320,212
Realty Income Corp.[b]	1,253,265	55,632,433
Regency Centers Corp.[b]	509,437	30,046,594
Retail Properties of America Inc. Class A	1,283,202	17,875,004
Simon Property Group Inc.	1,675,687	289,927,365
Tanger Factory Outlet Centers Inc.	518,862	16,447,925
Taubman Centers Inc.	287,125	19,955,188
Urban Edge Properties	495,251	10,296,268
Weingarten Realty Investors[b]	616,186	20,143,120
WP GLIMCHER Inc.	993,348	13,439,999

		791,143,479
SPECIALIZED REITS — 24.03%
American Tower Corp.[b]	2,279,728	212,675,825
Communications Sales & Leasing Inc.[a]	648,942	16,041,846
Corrections Corp. of America[b]	632,346	20,918,006
Crown Castle International Corp.	1,819,856	146,134,437
CubeSmart[b]	899,010	20,821,072
Digital Realty Trust Inc.[b]	731,670	48,787,756
DuPont Fabros Technology Inc.[b]	359,462	10,586,156
EPR Properties[b]	309,519	16,955,451
Equinix Inc.	307,776	78,175,104
Extra Space Storage Inc.	599,340	39,088,955
Gaming and Leisure Properties Inc.[b]	501,293	18,377,401
GEO Group Inc. (The)	404,653	13,822,946
Iron Mountain Inc.[b]	1,013,759	31,426,529
Lamar Advertising Co. Class Ab	437,574	25,151,753
Outfront Media Inc.	742,913	18,751,124
Plum Creek Timber Co. Inc.[b]	945,997	38,379,098
Potlatch Corp.	218,383	7,713,288
Public Storage	783,008	144,363,185
Rayonier Inc.	687,167	17,557,117
Sovran Self Storage Inc.	194,794	16,929,547
Weyerhaeuser Co.	2,784,559	87,713,608

		1,030,370,204

TOTAL COMMON STOCKS (Cost: $4,868,572,289)		4,265,606,152

SHORT-TERM INVESTMENTS — 6.78%

MONEY MARKET FUNDS — 6.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	261,398,579	261,398,579
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	15,243,253	15,243,253

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	14,105,817	$14,105,817

		290,747,649

TOTAL SHORT-TERM INVESTMENTS (Cost: $290,747,649)		290,747,649

TOTAL INVESTMENTS IN SECURITIES — 106.28% (Cost: $5,159,319,938)		4,556,353,801
Other Assets, Less Liabilities — (6.28)%		(269,458,000)

NET ASSETS — 100.00%		$4,286,895,801

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

398

Schedule of Investments (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.70%

DIVERSIFIED BANKS — 20.06%
Comerica Inc.	194,379	$9,975,530
U.S. Bancorp/MN	1,936,095	84,026,523

		94,002,053
REGIONAL BANKS — 75.75%
Associated Banc-Corp.	166,547	3,375,908
BancorpSouth Inc.	93,831	2,417,087
Bank of Hawaii Corp.	47,627	3,175,768
BankUnited Inc.	112,924	4,057,359
BB&T Corp.	798,169	32,174,192
BOK Financial Corp.	23,328	1,623,162
Cathay General Bancorp	81,151	2,633,350
Citizens Financial Group Inc.	293,204	8,007,401
City National Corp.	52,827	4,775,033
Commerce Bancshares Inc.	91,220	4,266,359
Cullen/Frost Bankers Inc.	60,018	4,716,214
East West Bancorp Inc.	158,073	7,084,832
F.N.B. Corp.	190,246	2,724,323
Fifth Third Bancorp	884,417	18,413,562
First Financial Bankshares Inc.[a]	70,041	2,426,220
First Horizon National Corp.	254,972	3,995,411
First Niagara Financial Group Inc.	384,714	3,631,700
First Republic Bank/CA	145,871	9,194,249
FirstMerit Corp.	181,032	3,770,897
Fulton Financial Corp.	192,936	2,519,744
Glacier Bancorp Inc.	82,476	2,426,444
Hancock Holding Co.	85,054	2,714,073
Huntington Bancshares Inc./OH	882,881	9,985,384
IBERIABANK Corp.	36,632	2,499,401
International Bancshares Corp.	63,096	1,695,390
Investors Bancorp Inc.	372,272	4,578,946
KeyCorp	926,314	13,913,236
M&T Bank Corp.	145,198	18,139,586
MB Financial Inc.	70,428	2,425,540
PacWest Bancorp	106,898	4,998,551
People’s United Financial Inc.	337,536	5,471,459
PNC Financial Services Group Inc. (The)[b]	565,550	54,094,858
Popular Inc.[a,c]	112,972	3,260,372
PrivateBancorp Inc.	77,259	3,076,453
Prosperity Bancshares Inc.	65,779	3,798,079
Regions Financial Corp.	1,463,614	15,163,041
Signature Bank[c]	55,507	8,125,670
SunTrust Banks Inc.	563,697	24,250,245
Susquehanna Bancshares Inc.	199,080	2,811,010
SVB Financial Group[c]	55,950	8,055,681
Synovus Financial Corp.	145,453	4,482,861
TCF Financial Corp.	184,456	3,063,814
Texas Capital Bancshares Inc.[a,c]	49,986	3,111,129
Trustmark Corp.	73,767	1,842,700
UMB Financial Corp.	44,565	2,541,096
Umpqua Holdings Corp.	240,838	4,332,676
United Bankshares Inc./WVa	69,767	2,806,726
Valley National Bancorp[a]	241,213	2,486,906
Webster Financial Corp.	99,130	3,920,592
Wintrust Financial Corp.	51,782	2,764,123

Security	Shares	Value

Zions Bancorp.	221,897	$7,041,901

		354,860,714
THRIFTS & MORTGAGE FINANCE — 3.89%
Capitol Federal Financial Inc.	141,299	1,701,240
Hudson City Bancorp Inc.	526,185	5,198,708
New York Community Bancorp Inc.	485,130	8,916,689
Washington Federal Inc.	103,550	2,417,893

		18,234,530

TOTAL COMMON STOCKS (Cost: $437,833,670)		467,097,297

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	2,933,121	2,933,121
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[b,d,e]	171,043	171,043
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,d]	489,456	489,456

		3,593,620

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,593,620)		3,593,620

TOTAL INVESTMENTS IN SECURITIES — 100.47% (Cost: $441,427,290)		470,690,917
Other Assets, Less Liabilities — (0.47)%		(2,203,841)

NET ASSETS — 100.00%		$468,487,076

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

399

Schedule of Investments (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

June 30, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

COMMUNICATIONS EQUIPMENT — 2.77%
Ruckus Wireless Inc.[a,b]	1,321,128	$13,660,463

		13,660,463
DIVERSIFIED TELECOMMUNICATION SERVICES — 67.92%
8x8 Inc.[a,b]	1,738,322	15,575,365
AT&T Inc.	1,486,714	52,808,081
Atlantic Tele-Network Inc.	221,113	15,274,486
CenturyLink Inc.	965,983	28,380,581
Cincinnati Bell Inc.[a,b]	4,095,860	15,646,185
Consolidated Communications Holdings Inc.	786,534	16,525,079
Frontier Communications Corp.	4,855,986	24,037,131
General Communication Inc. Class Aa,b	864,295	14,701,658
Globalstar Inc.[a,b]	6,548,571	13,817,485
inContact Inc.[a,b]	1,501,479	14,819,598
Iridium Communications Inc.[a,b]	1,537,297	13,974,030
Level 3 Communications Inc.[a]	546,335	28,775,464
Verizon Communications Inc.	1,104,562	51,483,635
Vonage Holdings Corp.[a,b]	3,269,064	16,051,104
Windstream Holdings Inc.[b]	2,090,656	13,338,385

		335,208,267
WIRELESS TELECOMMUNICATION SERVICES — 29.12%
Leap Wireless International Inc.	692,354	1,744,732
SBA Communications Corp. Class Aa	256,026	29,435,309
Shenandoah Telecommunications Co.	467,600	16,005,948
Spok Holdings Inc.	769,842	12,964,139
Sprint Corp.[a,b]	4,807,044	21,920,121
T-Mobile U.S. Inc.[a]	711,892	27,600,053
Telephone & Data Systems Inc.	687,774	20,220,556
U.S. Cellular Corp.[a]	366,270	13,797,391

		143,688,249

TOTAL COMMON STOCKS (Cost: $530,779,677)		492,556,979

SHORT-TERM INVESTMENTS — 14.40%

MONEY MARKET FUNDS — 14.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	66,366,250	66,366,250
BlackRock Cash Funds: Prime, SL Agency Shares
0.16%[c,d,e]	3,870,095	3,870,095

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	849,753	$849,753

		71,086,098

TOTAL SHORT-TERM INVESTMENTS (Cost: $71,086,098)		71,086,098

TOTAL INVESTMENTS IN SECURITIES — 114.21% (Cost: $601,865,775)		563,643,077
Other Assets, Less Liabilities — (14.21)%		(70,127,675)

NET ASSETS — 100.00%		$493,515,402

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

400

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Asia 50	Nasdaq Biotechnology
Core S&P 500	Residential Real Estate Capped[a]
Core S&P Mid-Cap	Russell 1000
Core S&P Small-Cap	Russell 1000 Growth
Core S&P Total U.S. Stock Market	Russell 1000 Value
Core U.S. Growth	Russell 2000
Core U.S. Value	Russell 2000 Growth
Emerging Markets Infrastructure	Russell 2000 Value
Europe	Russell 3000
Global 100	Russell Mid-Cap
Global Clean Energy	Russell Mid-Cap Growth
Global Consumer Discretionary	Russell Mid-Cap Value
Global Consumer Staples	Russell Top 200
Global Energy	Russell Top 200 Growth
Global Financials	Russell Top 200 Value
Global Healthcare	S&P 100
Global Industrials	S&P 500 Growth
Global Infrastructure	S&P 500 Value
Global Materials	S&P Mid-Cap 400 Growth
Global Tech	S&P Mid-Cap 400 Value
Global Telecom	S&P Small-Cap 600 Growth
Global Timber & Forestry	S&P Small-Cap 600 Value
Global Utilities	U.S. Aerospace & Defense[a]
iBonds Sep 2015 AMT-Free Muni Bond	U.S. Broker-Dealers[a]
iBonds Sep 2016 AMT-Free Muni Bond	U.S. Healthcare Providers[a]
iBonds Sep 2017 AMT-Free Muni Bond	U.S. Home Construction[a]
iBonds Sep 2018 AMT-Free Muni Bond	U.S. Insurance[a]
iBonds Sep 2019 AMT-Free Muni Bond	U.S. Medical Devices[a]
iBonds Sep 2020 AMT-Free Muni Bond	U.S. Oil & Gas Exploration & Production[a]
India 50	U.S. Oil Equipment & Services[a]
International Developed Property	U.S. Pharmaceuticals[a]
International Preferred Stock	U.S. Preferred Stock
Japan Large-Cap	U.S. Real Estate[a]
Latin America 40	U.S. Regional Banks[a]
Micro-Cap	U.S. Telecommunications[a]
Mortgage Real Estate Capped[a]

[a]	The Fund’s fiscal year-end changed from April 30 to March 31 effective June 26, 2015.

401

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

The iShares India 50 ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the Fund’s underlying index. The accompanying schedule of investments is consolidated and includes the securities held by the Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

402

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of June 30, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Asia 50
Assets:
Common Stocks	$420,076,939	$—	$—	$420,076,939
Money Market Funds	2,652,487	—	—	2,652,487

	$422,729,426	$—	$—	$422,729,426

Core S&P 500
Assets:
Common Stocks	$67,659,229,676	$—	$—	$67,659,229,676
Money Market Funds	735,954,297	—	—	735,954,297

	$68,395,183,973	$—	$—	$68,395,183,973

Liabilities:
Short Positions	$(14,890,944)	$—	$—	$(14,890,944)
Futures Contracts[a]	(979,991)	—	—	(979,991)

	$(15,870,935)	$—	$—	$(15,870,935)

Core S&P Mid-Cap
Assets:
Common Stocks	$26,950,333,441	$—	$—	$26,950,333,441
Money Market Funds	1,689,585,422	—	—	1,689,585,422

	$28,639,918,863	$—	$—	$28,639,918,863

Liabilities:
Futures Contracts[a]	$(160,292)	$—	$—	$(160,292)

403

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Core S&P Small-Cap
Assets:
Common Stocks	$16,762,918,903	$—	$3,490	$16,762,922,393
Money Market Funds	1,785,193,045	—	—	1,785,193,045
Futures Contracts[a]	50,594	—	—	50,594

	$18,548,162,542	$—	$3,490	$18,548,166,032

Core S&P Total U.S. Stock Market
Assets:
Common Stocks	$2,388,892,604	$—	$7	$2,388,892,611
Money Market Funds	39,440,480	—	—	39,440,480

	$2,428,333,084	$—	$7	$2,428,333,091

Liabilities:
Futures Contracts[a]	$(34,221)	$—	$—	$(34,221)

Core U.S. Growth
Assets:
Common Stocks	$681,793,184	$4,548	$—	$681,797,732
Warrants	—	0[b]	—	0[b]
Money Market Funds	28,107,338	—	—	28,107,338

	$709,900,522	$4,548	$—	$709,905,070

Liabilities:
Futures Contracts[a]	$(11,050)	$—	$—	$(11,050)

Core U.S. Value
Assets:
Common Stocks	$885,300,184	$6,229	$11	$885,306,424
Rights	—	0[b]	—	0[b]
Warrants	—	0[b]	—	0[b]
Money Market Funds	16,368,852	—	—	16,368,852

	$901,669,036	$6,229	$11	$901,675,276

Liabilities:
Futures Contracts[a]	$(43,518)	$—	$—	$(43,518)

Emerging Markets Infrastructure
Assets:
Common Stocks	$73,003,387	$—	$—	$73,003,387
Preferred Stocks	1,372,457	—	—	1,372,457
Money Market Funds	474,564	—	—	474,564

	$74,850,408	$—	$—	$74,850,408

Europe
Assets:
Common Stocks	$2,847,174,623	$70,233	$2	$2,847,244,858
Preferred Stocks	24,398,540	—	—	24,398,540
Rights	185,065	111,498	—	296,563
Money Market Funds	14,153,355	—	—	14,153,355

	$2,885,911,583	$181,731	$2	$2,886,093,316

Global 100
Assets:
Common Stocks	$1,722,944,535	$—	$—	$1,722,944,535
Rights	94,689	—	—	94,689
Money Market Funds	2,613,095	—	—	2,613,095

	$1,725,652,319	$—	$—	$1,725,652,319

Global Clean Energy
Assets:
Common Stocks	$76,515,772	$1,568,000	$—	$78,083,772
Preferred Stocks	5,914,730	—	—	5,914,730
Money Market Funds	15,278,634	—	—	15,278,634

	$97,709,136	$1,568,000	$—	$99,277,136

404

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global Consumer Discretionary
Assets:
Common Stocks	$455,161,133	$460,202	$—	$455,621,335
Preferred Stocks	7,662,315	—	—	7,662,315
Money Market Funds	9,611,380	—	—	9,611,380

	$472,434,828	$460,202	$—	$472,895,030

Global Consumer Staples
Assets:
Common Stocks	$618,362,034	$—	$—	$618,362,034
Preferred Stocks	3,851,249	—	—	3,851,249
Money Market Funds	3,787,660	—	—	3,787,660

	$626,000,943	$—	$—	$626,000,943

Global Energy
Assets:
Common Stocks	$1,068,213,683	$—	$—	$1,068,213,683
Preferred Stocks	7,431,026	—	—	7,431,026
Rights	228,085	—	—	228,085
Money Market Funds	8,310,968	—	—	8,310,968

	$1,084,183,762	$—	$—	$1,084,183,762

Global Financials
Assets:
Common Stocks	$280,131,927	$11,364	$1	$280,143,292
Preferred Stocks	2,576,796	—	—	2,576,796
Money Market Funds	402,202	—	—	402,202

	$283,110,925	$11,364	$1	$283,122,290

Global Healthcare
Assets:
Common Stocks	$1,729,962,845	$—	$—	$1,729,962,845
Money Market Funds	1,316,114	—	—	1,316,114

	$1,731,278,959	$—	$—	$1,731,278,959

Global Industrials
Assets:
Common Stocks	$252,258,327	$—	$—	$252,258,327
Rights	—	23,508	—	23,508
Money Market Funds	3,557,216	—	—	3,557,216

	$255,815,543	$23,508	$—	$255,839,051

Global Infrastructure
Assets:
Common Stocks	$1,192,300,269	$—	$—	$1,192,300,269
Preferred Stocks	2,086,615	—	—	2,086,615
Rights	—	1,674,778	—	1,674,778
Money Market Funds	34,808,077	—	—	34,808,077

	$1,229,194,961	$1,674,778	$—	$1,230,869,739

Global Materials
Assets:
Common Stocks	$307,203,381	$—	$—	$307,203,381
Preferred Stocks	2,271,374	—	—	2,271,374
Money Market Funds	532,662	—	—	532,662

	$310,007,417	$—	$—	$310,007,417

Global Tech
Assets:
Common Stocks	$879,276,001	$—	$—	$879,276,001
Money Market Funds	20,306,016	—	—	20,306,016

	$899,582,017	$—	$—	$899,582,017

Global Telecom
Assets:
Common Stocks	$466,819,418	$—	$—	$466,819,418
Money Market Funds	9,936,607	—	—	9,936,607

	$476,756,025	$—	$—	$476,756,025

405

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global Timber & Forestry
Assets:
Common Stocks	$285,805,323	$—	$—	$285,805,323
Money Market Funds	7,509,633	—	—	7,509,633

	$293,314,956	$—	$—	$293,314,956

Global Utilities
Assets:
Common Stocks	$158,109,225	$—	$—	$158,109,225
Preferred Stocks	444,399	—	—	444,399
Money Market Funds	121,623	—	—	121,623

	$158,675,247	$—	$—	$158,675,247

iBonds Sep 2015 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$88,104,229	$—	$88,104,229
Money Market Funds	13,713	—	—	13,713

	$13,713	$88,104,229	$—	$88,117,942

iBonds Sep 2016 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$128,200,860	$—	$128,200,860
Money Market Funds	212,751	—	—	212,751

	$212,751	$128,200,860	$—	$128,413,611

iBonds Sep 2017 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$154,312,801	$—	$154,312,801
Money Market Funds	101,064	—	—	101,064

	$101,064	$154,312,801	$—	$154,413,865

iBonds Sep 2018 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$85,454,045	$—	$85,454,045
Money Market Funds	77,980	—	—	77,980

	$77,980	$85,454,045	$—	$85,532,025

iBonds Sep 2019 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$59,909,930	$—	$59,909,930
Money Market Funds	67,121	—	—	67,121

	$67,121	$59,909,930	$—	$59,977,051

iBonds Sep 2020 AMT-Free Muni Bond
Assets:
Municipal Bonds & Notes	$—	$39,578,428	$—	$39,578,428
Money Market Funds	212,043	—	—	212,043

	$212,043	$39,578,428	$—	$39,790,471

India 50
Assets:
Common Stocks	$957,551,626	$—	$—	$957,551,626

	$957,551,626	$—	$—	$957,551,626

International Developed Property
Assets:
Common Stocks	$162,798,985	$23,794	$2	$162,822,781
Rights	7,433	—	—	7,433
Money Market Funds	5,095,667	—	—	5,095,667

	$167,902,085	$23,794	$2	$167,925,881

406

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

International Preferred Stock
Assets:
Preferred Stocks	$109,277,354	$—		$—	$109,277,354
Money Market Funds	440,739	—		—	440,739

	$109,718,093	$—		$—	$109,718,093

Japan Large-Cap
Assets:
Common Stocks	$82,609,373	$—		$—	$82,609,373
Money Market Funds	176,033	—		—	176,033

	$82,785,406	$—		$—	$82,785,406

Latin America 40
Assets:
Common Stocks	$499,438,550	$—		$—	$499,438,550
Preferred Stocks	168,770,397	—		—	168,770,397
Money Market Funds	7,693,428	—		—	7,693,428

	$675,902,375	$—		$—	$675,902,375

Micro-Cap
Assets:
Common Stocks	$943,067,536	$400,012		$445	$943,467,993
Rights	—	0	[b]	—	0 [b]
Money Market Funds	152,724,985	—		—	152,724,985

	$1,095,792,521	$400,012		$445	$1,096,192,978

Liabilities:
Futures Contracts[a]	$(14,901)	$—		$—	$(14,901)

Mortgage Real Estate Capped
Assets:
Common Stocks	$1,049,847,705	$—		$—	$1,049,847,705
Money Market Funds	189,533,972	—		—	189,533,972

	$1,239,381,677	$—		$—	$1,239,381,677

Nasdaq Biotechnology
Assets:
Common Stocks	$8,927,362,608	$—		$—	$8,927,362,608
Money Market Funds	1,210,619,323	—		—	1,210,619,323

	$10,137,981,931	$—		$—	$10,137,981,931

Residential Real Estate Capped
Assets:
Common Stocks	$248,723,680	$—		$—	$248,723,680
Money Market Funds	11,654,291	—		—	11,654,291

	$260,377,971	$—		$—	$260,377,971

Russell 1000
Assets:
Common Stocks	$11,261,739,909	$—		$—	$11,261,739,909
Money Market Funds	258,398,519	—		—	258,398,519

	$11,520,138,428	$—		$—	$11,520,138,428

Liabilities:
Futures Contracts[a]	$(422,001)	$—		$—	$(422,001)

Russell 1000 Growth
Assets:
Common Stocks	$29,406,521,498	$—		$—	$29,406,521,498
Money Market Funds	559,773,106	—		—	559,773,106
Futures Contracts[a]	27,922	—		—	27,922

	$29,966,322,526	$—		$—	$29,966,322,526

Russell 1000 Value
Assets:
Common Stocks	$25,819,597,025	$—		$—	$25,819,597,025
Money Market Funds	326,155,789	—		—	326,155,789

	$26,145,752,814	$—		$—	$26,145,752,814

407

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total

Liabilities:
Futures Contracts[a]	$(877,140)	$—		$—	$(877,140)

Russell 2000
Assets:
Common Stocks	$29,438,039,659	$3,543,465		$2,762	$29,441,585,886
Rights	—	0	[b]	—	0 [b]
Warrants	—	3		—	3
Money Market Funds	4,314,131,186	—		—	4,314,131,186

	$33,752,170,845	$3,543,468		$2,762	$33,755,717,075

Liabilities:
Futures Contracts[a]	$(254,925)	$—		$—	$(254,925)

Russell 2000 Growth
Assets:
Common Stocks	$7,278,741,155	$697,713		$—	$7,279,438,868
Warrants	—	0	[b]	—	0 [b]
Money Market Funds	1,308,372,889	—		—	1,308,372,889
Futures Contracts[a]	16,472	—		—	16,472

	$8,587,130,516	$697,713		$—	$8,587,828,229

Russell 2000 Value
Assets:
Common Stocks	$6,126,025,647	$767,312		$1,734	$6,126,794,693
Rights	—	0	[b]	—	0 [b]
Warrants	—	1		—	1
Money Market Funds	552,785,608	—		—	552,785,608

	$6,678,811,255	$767,313		$1,734	$6,679,580,302

Liabilities:
Futures Contracts[a]	$(167,279)	$—		$—	$(167,279)

Russell 3000
Assets:
Common Stocks	$6,221,380,116	$54,466		$57	$6,221,434,639
Rights	—	0	[b]	—	0 [b]
Warrants	—	0	[b]	—	0 [b]
Money Market Funds	219,703,924	—		—	219,703,924

	$6,441,084,040	$54,466		$57	$6,441,138,563

Liabilities:
Futures Contracts[a]	$(171,498)	$—		$—	$(171,498)

Russell Mid-Cap
Assets:
Common Stocks	$12,814,748,115	$—		$—	$12,814,748,115
Money Market Funds	688,973,817	—		—	688,973,817

	$13,503,721,932	$—		$—	$13,503,721,932

Liabilities:
Futures Contracts[a]	$(600,660)	$—		$—	$(600,660)

Russell Mid-Cap Growth
Assets:
Common Stocks	$6,218,454,026	$—		$—	$6,218,454,026
Money Market Funds	302,084,734	—		—	302,084,734

	$6,520,538,760	$—		$—	$6,520,538,760

Liabilities:
Futures Contracts[a]	$(110,308)	$—		$—	$(110,308)

Russell Mid-Cap Value
Assets:
Common Stocks	$6,978,423,724	$—		$—	$6,978,423,724
Money Market Funds	207,844,553	—		—	207,844,553

	$7,186,268,277	$—		$—	$7,186,268,277

408

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Liabilities:
Futures Contracts[a]	$(461,336)	$—	$—	$(461,336)

Russell Top 200
Assets:
Common Stocks	$96,219,486	$—	$—	$96,219,486
Money Market Funds	326,032	—	—	326,032

	$96,545,518	$—	$—	$96,545,518

Russell Top 200 Growth
Assets:
Common Stocks	$590,767,965	$—	$—	$590,767,965
Money Market Funds	4,147,166	—	—	4,147,166

	$594,915,131	$—	$—	$594,915,131

Russell Top 200 Value
Assets:
Common Stocks	$173,559,782	$—	$—	$173,559,782
Money Market Funds	309,653	—	—	309,653

	$173,869,435	$—	$—	$173,869,435

S&P 100
Assets:
Common Stocks	$4,145,770,484	$—	$—	$4,145,770,484
Money Market Funds	3,024,986	—	—	3,024,986

	$4,148,795,470	$—	$—	$4,148,795,470

Liabilities:
Short Positions	$(1,056,500)	$—	$—	$(1,056,500)
Futures Contracts[a]	(52,354)	—	—	(52,354)

	$(1,108,854)	$—	$—	$(1,108,854)

S&P 500 Growth
Assets:
Common Stocks	$12,679,901,851	$—	$—	$12,679,901,851
Money Market Funds	89,824,637	—	—	89,824,637

	$12,769,726,488	$—	$—	$12,769,726,488

Liabilities:
Short Positions	$(2,566,323)	$—	$—	$(2,566,323)
Futures Contracts[a]	(106,514)	—	—	(106,514)

	$(2,672,837)	$—	$—	$(2,672,837)

S&P 500 Value
Assets:
Common Stocks	$8,345,853,954	$—	$—	$8,345,853,954
Money Market Funds	83,610,128	—	—	83,610,128

	$8,429,464,082	$—	$—	$8,429,464,082

Liabilities:
Short Positions	$(4,214,765)	$—	$—	$(4,214,765)
Futures Contracts[a]	(163,456)	—	—	(163,456)

	$(4,378,221)	$—	$—	$(4,378,221)

S&P Mid-Cap 400 Growth
Assets:
Common Stocks	$5,593,312,759	$—	$—	$5,593,312,759
Money Market Funds	397,980,679	—	—	397,980,679

	$5,991,293,438	$—	$—	$5,991,293,438

Liabilities:
Short Positions	$(1,572,660)	$—	$—	$(1,572,660)
Futures Contracts[a]	(31,430)	—	—	(31,430)

	$(1,604,090)	$—	$—	$(1,604,090)

409

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P Mid-Cap 400 Value
Assets:
Common Stocks	$4,226,137,291	$—	$—	$4,226,137,291
Money Market Funds	253,089,241	—	—	253,089,241

	$4,479,226,532	$—	$—	$4,479,226,532

Liabilities:
Short Positions	$(7,349,883)	$—	$—	$(7,349,883)
Futures Contracts[a]	(25,144)	—	—	(25,144)

	$(7,375,027)	$—	$—	$(7,375,027)

S&P Small-Cap 600 Growth
Assets:
Common Stocks	$3,428,270,514	$—	$—	$3,428,270,514
Money Market Funds	533,308,437	—	—	533,308,437
Futures Contracts[a]	10,501	—	—	10,501

	$3,961,589,452	$—	$—	$3,961,589,452

S&P Small-Cap 600 Value
Assets:
Common Stocks	$3,479,697,401	$—	$1,774	$3,479,699,175
Money Market Funds	309,643,231	—	—	309,643,231
Futures Contracts[a]	6,205	—	—	6,205

	$3,789,346,837	$—	$1,774	$3,789,348,611

U.S. Aerospace & Defense
Assets:
Common Stocks	$529,642,286	$—	$—	$529,642,286
Money Market Funds	11,195,936	—	—	11,195,936

	$540,838,222	$—	$—	$540,838,222

U.S. Broker-Dealers
Assets:
Common Stocks	$350,494,948	$—	$—	$350,494,948
Money Market Funds	9,240,962	—	—	9,240,962

	$359,735,910	$—	$—	$359,735,910

U.S. Healthcare Providers
Assets:
Common Stocks	$1,042,689,965	$—	$—	$1,042,689,965
Money Market Funds	57,959,096	—	—	57,959,096

	$1,100,649,061	$—	$—	$1,100,649,061

U.S. Home Construction
Assets:
Common Stocks	$2,193,473,769	$—	$—	$2,193,473,769
Money Market Funds	164,943,666	—	—	164,943,666

	$2,358,417,435	$—	$—	$2,358,417,435

U.S. Insurance
Assets:
Common Stocks	$120,797,037	$—	$—	$120,797,037
Money Market Funds	770,120	—	—	770,120

	$121,567,157	$—	$—	$121,567,157

U.S. Medical Devices
Assets:
Common Stocks	$776,777,148	$—	$—	$776,777,148
Money Market Funds	48,073,246	—	—	48,073,246

	$824,850,394	$—	$—	$824,850,394

Liabilities:
Short Positions	$(22,097,566)	$—	$—	$(22,097,566)

410

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

U.S. Oil & Gas Exploration & Production
Assets:
Common Stocks	$438,225,527	$—	$—	$438,225,527
Warrants	—	0[b]	—	0[b]
Money Market Funds	29,672,630	—	—	29,672,630

	$467,898,157	$0[b]	—	$467,898,157

U.S. Oil Equipment & Services
Assets:
Common Stocks	$327,923,148	$—	$—	$327,923,148
Money Market Funds	32,799,898	—	—	32,799,898

	$360,723,046	$—	$—	$360,723,046

U.S. Pharmaceuticals
Assets:
Common Stocks	$1,160,054,097	$—	$—	$1,160,054,097
Money Market Funds	152,877,638	—	—	152,877,638

	$1,312,931,735	$—	$—	$1,312,931,735

U.S. Preferred Stock
Assets:
Preferred Stocks	$12,732,620,359	$—	$—	$12,732,620,359
Money Market Funds	364,090,391	—	—	364,090,391

	$13,096,710,750	$—	$—	$13,096,710,750

U.S. Real Estate
Assets:
Common Stocks	$4,265,606,152	$—	$—	$4,265,606,152
Money Market Funds	290,747,649	—	—	290,747,649

	$4,556,353,801	$—	$—	$4,556,353,801

U.S. Regional Banks
Assets:
Common Stocks	$467,097,297	$—	$—	$467,097,297
Money Market Funds	3,593,620	—	—	3,593,620

	$470,690,917	$—	$—	$470,690,917

U.S. Telecommunications
Assets:
Common Stocks	$490,812,247	$1,744,732	$—	$492,556,979
Money Market Funds	71,086,098	—	—	71,086,098

	$561,898,345	$1,744,732	$—	$563,643,077

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

The iShares Global Clean Energy ETF had transfers from Level 1 to Level 2 during the three months ended June 30, 2015 in the amount of $15,672,263 resulting from a temporary suspension of trading.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

411

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

As of June 30, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$357,126,408	$84,476,749	$(18,873,731)	$65,603,018
Core S&P 500	62,721,449,333	9,005,569,593	(3,331,834,953)	5,673,734,640
Core S&P Mid-Cap	26,865,023,294	3,276,454,918	(1,501,559,349)	1,774,895,569
Core S&P Small-Cap	16,363,784,795	3,100,030,987	(915,700,344)	2,184,330,643
Core S&P Total U.S. Stock Market	2,134,187,691	352,937,637	(58,792,237)	294,145,400
Core U.S. Growth	615,016,328	103,042,231	(8,153,489)	94,888,742
Core U.S. Value	877,139,003	79,102,390	(54,566,117)	24,536,273
Emerging Markets Infrastructure	68,229,624	16,520,115	(9,899,331)	6,620,784
Europe	3,180,594,752	163,356,242	(457,857,678)	(294,501,436)
Global 100	1,628,738,485	281,985,892	(185,072,058)	96,913,834
Global Clean Energy	102,125,574	10,177,982	(13,026,420)	(2,848,438)
Global Consumer Discretionary	471,323,450	18,309,444	(16,737,864)	1,571,580
Global Consumer Staples	548,635,488	98,896,910	(21,531,455)	77,365,455
Global Energy	1,286,482,644	31,032,087	(233,330,969)	(202,298,882)
Global Financials	320,221,487	9,864,971	(46,964,168)	(37,099,197)
Global Healthcare	1,308,192,794	441,554,468	(18,468,303)	423,086,165
Global Industrials	243,511,080	32,583,080	(20,255,109)	12,327,971
Global Infrastructure	1,197,042,428	113,082,093	(79,254,782)	33,827,311
Global Materials	397,365,755	44,672,873	(132,031,211)	(87,358,338)
Global Tech	707,051,639	237,993,969	(45,463,591)	192,530,378
Global Telecom	502,331,511	28,236,735	(53,812,221)	(25,575,486)
Global Timber & Forestry	259,641,566	49,395,582	(15,722,192)	33,673,390
Global Utilities	222,309,535	1,000,238	(64,634,526)	(63,634,288)
iBonds Sep 2015 AMT-Free Muni Bond	88,120,163	21,474	(23,695)	(2,221)
iBonds Sep 2016 AMT-Free Muni Bond	127,695,188	731,901	(13,478)	718,423
iBonds Sep 2017 AMT-Free Muni Bond	153,176,815	1,301,587	(64,537)	1,237,050
iBonds Sep 2018 AMT-Free Muni Bond	85,359,087	295,559	(122,621)	172,938
iBonds Sep 2019 AMT-Free Muni Bond	59,930,146	155,420	(108,515)	46,905
iBonds Sep 2020 AMT-Free Muni Bond	39,938,664	38,572	(186,765)	(148,193)
India 50	836,927,993	166,888,675	(46,265,042)	120,623,633
International Developed Property	167,276,759	18,153,274	(17,504,152)	649,122
International Preferred Stock	123,105,144	77,670	(13,464,721)	(13,387,051)
Japan Large-Cap	90,485,676	11,510,175	(19,210,445)	(7,700,270)
Latin America 40	1,117,417,355	19,539,983	(461,054,963)	(441,514,980)
Micro-Cap	1,092,765,994	127,226,566	(123,799,582)	3,426,984
Mortgage Real Estate Capped	1,523,853,085	29,247,611	(313,719,019)	(284,471,408)
Nasdaq Biotechnology	9,884,377,632	645,148,159	(391,543,860)	253,604,299
Residential Real Estate Capped	248,144,169	23,632,893	(11,399,091)	12,233,802
Russell 1000	9,608,656,746	2,441,691,605	(530,209,923)	1,911,481,682
Russell 1000 Growth	22,254,469,017	7,946,890,097	(235,064,510)	7,711,825,587
Russell 1000 Value	23,309,383,130	4,111,851,355	(1,275,481,671)	2,836,369,684
Russell 2000	38,040,724,275	484,110,130	(4,769,117,330)	(4,285,007,200)
Russell 2000 Growth	8,246,495,755	809,271,701	(467,955,699)	341,316,002
Russell 2000 Value	6,815,129,255	492,738,018	(628,286,971)	(135,548,953)
Russell 3000	5,131,959,033	1,678,600,321	(369,420,791)	1,309,179,530
Russell Mid-Cap	10,765,102,426	3,302,245,033	(563,625,527)	2,738,619,506
Russell Mid-Cap Growth	5,329,582,125	1,287,516,163	(96,559,528)	1,190,956,635
Russell Mid-Cap Value	6,670,643,645	873,956,484	(358,331,852)	515,624,632
Russell Top 200	98,413,468	3,792,783	(5,660,733)	(1,867,950)
Russell Top 200 Growth	450,133,413	148,235,705	(3,453,987)	144,781,718
Russell Top 200 Value	171,126,352	8,801,427	(6,058,344)	2,743,083
S&P 100	4,172,893,266	286,814,752	(310,912,548)	(24,097,796)
S&P 500 Growth	9,711,167,847	3,262,283,046	(203,724,405)	3,058,558,641
S&P 500 Value	7,692,284,980	1,203,535,436	(466,356,334)	737,179,102
S&P Mid-Cap 400 Growth	5,175,509,035	969,336,799	(153,552,396)	815,784,403

412

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Mid-Cap 400 Value	$4,110,641,823	$615,752,671	$(247,167,962)	$368,584,709
S&P Small-Cap 600 Growth	3,506,216,895	588,943,686	(133,581,630)	455,362,056
S&P Small-Cap 600 Value	3,581,287,486	471,703,234	(263,648,314)	208,054,920
U.S. Aerospace & Defense	522,466,071	40,602,990	(22,230,839)	18,372,151
U.S. Broker-Dealers	322,053,714	43,803,030	(6,120,834)	37,682,196
U.S. Healthcare Providers	891,805,939	217,992,036	(9,148,914)	208,843,122
U.S. Home Construction	2,375,046,199	78,095,646	(94,724,410)	(16,628,764)
U.S. Insurance	101,532,420	21,911,966	(1,877,229)	20,034,737
U.S. Medical Devices	771,444,134	67,959,219	(14,552,959)	53,406,260
U.S. Oil & Gas Exploration & Production	585,815,816	14,813,703	(132,731,362)	(117,917,659)
U.S. Oil Equipment & Services	481,808,082	2,441,455	(123,526,491)	(121,085,036)
U.S. Pharmaceuticals	1,135,482,392	200,705,991	(23,256,648)	177,449,343
U.S. Preferred Stock	13,155,081,685	281,525,540	(339,896,475)	(58,370,935)
U.S. Real Estate	5,197,874,138	9,843,771	(651,364,108)	(641,520,337)
U.S. Regional Banks	445,903,557	31,299,493	(6,512,133)	24,787,360
U.S. Telecommunications	608,819,054	16,596,372	(61,772,349)	(45,175,977)

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of June 30, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

413

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the two or three months ended June 30, 2015, as applicable, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core S&P 500
BlackRock Inc.	475,505	16,039	(20,248)	471,296	$163,058,990	$1,033,183	$2,934,710
PNC Financial Services Group Inc. (The)	1,951,672	57,706	(87,141)	1,922,237	183,861,969	994,450	2,105,590

					$346,920,959	$2,027,633	$5,040,300

Core S&P Total U.S. Stock Market
BlackRock Inc.	13,394	1,400	—	14,794	$5,118,428	$30,527	$—
PNC Financial Services Group Inc. (The)	55,202	5,640	(540)	60,302	5,767,886	28,398	(1,364)

					$10,886,314	$58,925	$(1,364)

Core U.S. Growth
BlackRock Inc.	2,410	411	(466)	2,355	$814,783	$5,773	$(5,396)

Core U.S. Value
BlackRock Inc.	6,325	626	(265)	6,686	$2,313,222	$13,688	$15,497
PennyMac Financial Services Inc. Class A	726	—	—	726	13,155	—	—
PennyMac Mortgage Investment Trust	2,669	—	—	2,669	46,521	1,628	—
PNC Financial Services Group Inc. (The)	42,866	4,318	(6,715)	40,469	3,870,860	21,862	24,692

					$6,243,758	$37,178	$40,189

Global Financials
BlackRock Inc.	4,732	2,423	(2,007)	5,148	$1,781,105	$15,598	$285,372
PNC Financial Services Group Inc. (The)	19,929	9,636	(8,478)	21,087	2,016,972	10,164	220,439

					$3,798,077	$25,762	$505,811

Russell 1000
BlackRock Inc.	68,573	1,005	(2,276)	67,302	$23,285,146	$148,778	$168,725
PNC Financial Services Group Inc. (The)	287,284	4,010	(13,462)	277,832	26,574,631	145,770	151,820

					$49,859,777	$294,548	$320,545

Russell 1000 Growth
BlackRock Inc.	129,242	5,198	(23,888)	110,552	$38,248,781	$285,597	$491,769

Russell 1000 Value
BlackRock Inc.	199,140	20,651	(7,253)	212,538	$73,533,897	$432,761	$462,824
PNC Financial Services Group Inc. (The)	1,349,959	139,423	(203,033)	1,286,349	123,039,282	686,000	1,006,932

					$196,573,179	$1,118,761	$1,469,756

Russell 2000
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	$4,062,848	$—	$—
PennyMac Mortgage Investment Trust	880,631	—	—	880,631	15,349,398	537,185

					$19,412,246	$537,185	$—

Russell 2000 Value
PennyMac Financial Services Inc. Class A	93,191		—	93,191	$1,688,621	$—	$—
PennyMac Mortgage Investment Trust	500,253	—	(23,415)	476,838	8,311,286	305,154	(194,052)

					$9,999,907	$305,154	$(194,052)

Russell 3000
BlackRock Inc.	35,490	396	(1,777)	34,109	$11,801,032	$75,786	$201,835
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	57,114	—	—
PennyMac Mortgage Investment Trust	14,647	—	—	14,647	255,297	8,935	—
PNC Financial Services Group Inc. (The)	148,450	2,336	(9,977)	140,809	13,468,381	74,241	165,905

					$25,581,824	$158,962	$367,740

Russell Top 200
BlackRock Inc.	821	27	(20)	828	$286,471	$1,849	$(191)
PNC Financial Services Group Inc. (The)	3,439	108	(130)	3,417	326,836	1,754	434

					$613,307	$3,603	$243

Russell Top 200 Growth
BlackRock Inc.	4,278	189	(1,276)	3,191	$1,104,022	$8,330	$112,279

Russell Top 200 Value
BlackRock Inc.	2,031	204	(172)	2,063	$713,757	$4,192	$8,629
PNC Financial Services Group Inc. (The)	13,762	1,421	(2,697)	12,486	1,194,286	7,019	22,777

					$1,908,043	$11,211	$31,406

S&P 500 Growth
BlackRock Inc.	107,365	2,319	(2,883)	106,801	$36,951,010	$232,458	$487,707

S&P 500 Value
BlackRock Inc.	42,903	2,330	(781)	44,452	$15,379,503	$95,754	$158
PNC Financial Services Group Inc. (The)	489,084	24,483	(9,983)	503,584	48,167,810	248,157	241,689

					$63,547,313	$343,911	$241,847

414

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
U.S. Preferred Stock
PNC Financial Services Group Inc. (The) Series P	4,666,113	206,523	(269,440)	4,603,196	$126,311,698	$1,798,292	$(38,767)
PNC Financial Services Group Inc. (The) Series Q	1,525,671	77,626	(84,354)	1,518,943	$36,667,284	$502,257	$48,860

					$162,978,982	$2,300,549	$10,093

U.S. Regional Banks
PNC Financial Services Group Inc. (The)	719,596	81,724	(235,770)	565,550	$54,094,858	$371,698	$4,405,712

U.S. Telecommunications
Spok Holdings Inc.[a]	1,175,952	77,698	(483,808)	769,842	$12,964,139	$140,659	$170,750

[a]	Not an affiliate at the end of the period.

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

415

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	August 24, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	August 24, 2015